UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2022

Date of reporting period: February 28, 2022

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•  iShares 0-3 Month Treasury Bond ETF | SGOV | NYSE Arca

•  iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•  iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ

•  iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ

•  iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca

•  iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

•  iShares 25+ Year Treasury STRIPS Bond ETF | GOVZ | Cboe BZX

•  iShares Short Treasury Bond ETF | SHV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The ICE U.S. Treasury Core Bond Index returned -1.68% for the 12 months ended February 28, 2022 (the “reporting period”), ahead of -2.64% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.12% at the beginning of the period to 1.43% by February 28, 2022. The move above 1% in January 2022 represented the first time the two-year note traded above since the COVID-19 pandemic first emerged as a market risk in February 2020. Longer-dated bonds, where prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.4% to 1.83% over the 12-month interval, while the 30-year bond stayed even at 2.16%. The yield curve (a graphical representation of U.S. Treasury rates at different maturities) flattened as a result of these shifts.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 0-3 Month Treasury Bond ETF

Investment Objective

The iShares 0-3 Month Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities less than or equal to three months, as represented by the ICE 0-3 Month US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	0.04%	0.05%	0.04%	0.09%
Fund Market	0.05	0.06	0.05	0.10
Index	0.04	0.06	0.04	0.10

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/26/20. The first day of secondary market trading was 5/28/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE 0-3 Month US Treasury Securities Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE 0-3 Month US Treasury Securities Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.20	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® 0-3 Month Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 0.06%, 03/29/22	15.2%
U.S. Treasury Note/Bond, 1.88%, 04/30/22	14.8
U.S. Treasury Note/Bond, 1.88%, 03/31/22	14.0
U.S. Treasury Note/Bond, 1.75%, 05/31/22	13.7
U.S. Treasury Bill, 0.15%, 04/19/22	11.1

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.77)%	1.21%	0.85%	(1.77)%	6.19%	8.80%
Fund Market	(1.79)	1.21	0.85	(1.79)	6.22	8.79
Index	(1.63)	1.34	0.98	(1.63)	6.89	10.25

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data from 2/28/2020 through 4/1/2016 is for the 3pm pricing variant of the ICE U.S. Treasury 1-3 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 1-3 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 981.80	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.2%
1-2 Years	61.8
2-3 Years	36.3
3-4 Years	1.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.13%, 08/31/23	9.2%
U.S. Treasury Note/Bond, 0.38%, 10/31/23	9.0
U.S. Treasury Note/Bond, 0.63%, 10/15/24	6.9
U.S. Treasury Note/Bond, 1.50%, 11/30/24	6.7
U.S. Treasury Note/Bond, 0.25%, 06/15/24	4.7

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.07)%	1.96%	1.63%	(3.07)%	10.19%	17.58%
Fund Market	(3.05)	1.98	1.64	(3.05)	10.30	17.66
Index	(2.71)	2.08	1.74	(2.71)	10.86	18.86

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 3-7 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 3-7 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 963.60	$ 0.73		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

3-4 Years	28.7%
4-5 Years	26.5
5-6 Years	15.9
6-7 Years	28.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.25%, 08/31/25	8.0%
U.S. Treasury Note/Bond, 2.38%, 05/15/27	7.4
U.S. Treasury Note/Bond, 2.25%, 11/15/25	7.4
U.S. Treasury Note/Bond, 2.25%, 02/15/27	7.0
U.S. Treasury Note/Bond, 2.88%, 08/15/28	6.4

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.38)%	2.81%	2.38%	(2.38)%	14.84%	26.52%
Fund Market	(2.31)	2.84	2.39	(2.31)	15.01	26.68
Index	(1.86)	2.91	2.47	(1.86)	15.41	27.62

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 7-10 Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 7-10 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 960.40	$ 0.73		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2022 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

6-7 Years	10.0%
7-8 Years	14.1
8-9 Years	31.1
9-10 Years	44.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 0.63%, 08/15/30	25.8%
U.S. Treasury Note/Bond, 1.38%, 11/15/31	23.7
U.S. Treasury Note/Bond, 1.25%, 08/15/31	20.8
U.S. Treasury Note/Bond, 2.63%, 02/15/29	9.8
U.S. Treasury Note/Bond, 2.38%, 05/15/29	8.8

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns

	1 Year		5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(1.64	)%(a)	3.16%	2.89%	(1.64)%	16.82%	33.02%
Fund Market	(1.38)		3.19	2.92	(1.38)	16.99	33.33
Index	(0.60)		3.20	2.96	(0.60)	17.07	33.93

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)

The NAV total return presented in the table for the one-year period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data from 7/1/2016 through 3/1/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 10-20 Year Bond Index. Historical index data prior to 7/1/2016 is for the Barclays U.S. 10-20 Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 945.90	$ 0.72		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2022 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

9-10 Years	0.2%
13-14 Years	0.1
15-16 Years	0.2
16-17 Years	0.2
17-18 Years	20.8
18-19 Years	56.0
19-20 Years	19.6
20-21 Years	2.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/41	25.7%
U.S. Treasury Note/Bond, 2.25%, 05/15/41	19.6
U.S. Treasury Note/Bond, 4.38%, 11/15/39	19.0
U.S. Treasury Note/Bond, 1.38%, 11/15/40	15.0
U.S. Treasury Note/Bond, 1.13%, 08/15/40	11.9

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.72)%	5.00%	4.20%	(0.72)%	27.63%	50.90%
Fund Market	(0.74)	4.98	4.22	(0.74)	27.51	51.25
Index	0.65	5.09	4.29	0.65	28.20	52.15

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data from 4/1/2016 through 2/28/2021 is for the 3pm pricing variant of the ICE U.S. Treasury 20+ Year Bond Index. Historical index data prior to 4/1/2016 is for the Barclays U.S. 20+ Year Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 946.80	$ 0.72		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	15

Fund Summary as of February 28, 2022 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

20-25 Years	32.1%
25-30 Years	67.9

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Note/Bond, 1.88%, 02/15/51	12.1%
U.S. Treasury Note/Bond, 3.00%, 02/15/49	8.7
U.S. Treasury Note/Bond, 3.00%, 08/15/48	6.1
U.S. Treasury Note/Bond, 2.88%, 05/15/43	5.8
U.S. Treasury Note/Bond, 2.00%, 08/15/51	5.7

(a)	Excludes money market funds.

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 25+ Year Treasury STRIPS Bond ETF

Investment Objective

The iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the principal payments of U.S. Treasury bonds (specifically principal “STRIPS”, also known as “Separate Trading of Registered Interest and Principal Securities”) with remaining maturities of at least 25 years, as represented by the ICE BofA Long US Treasury Principal STRIPS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	1.44%	(11.52)%	1.44%	(16.14)%
Fund Market	1.15	(11.52)	1.15	(16.14)
Index	3.30	(11.59)	3.30	(16.25)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 9/22/20. The first day of secondary market trading was 9/24/20.

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA Long US Treasury Principal STRIPS Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 945.70	$ 0.19		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	17

Fund Summary as of February 28, 2022 (continued)	iShares® 25+ Year Treasury STRIPS Bond ETF

Portfolio Information

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

20-25 Years	1.2%
25-30 Years	98.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury STRIPS, 2.19%, 02/15/51	15.2%
U.S. Treasury STRIPS, 2.21%, 11/15/50	12.9
U.S. Treasury STRIPS, 2.28%, 11/15/47	12.8
U.S. Treasury STRIPS, 2.21%, 08/15/49	12.6
U.S. Treasury STRIPS, 2.20%, 02/15/49	12.0

(a)	Excludes money market funds.

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Short Treasury Bond ETF

Investment Objective

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities of one year or less, as represented by the ICE Short US Treasury Securities Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(0.19)%	1.05%	0.58%	(0.19)%	5.34%	5.96%
Fund Market	(0.21)	1.04	0.58	(0.21)	5.33	5.94
Index	(0.03)	1.20	0.71	(0.03)	6.13	7.37

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE Short US Treasury Securities Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from 5/1/2020 through 2/28/2021 is for the 3pm pricing variant of the ICE Short US Treasury Securities Index. Historical index data from 7/1/2016 through 4/30/2020 is for the ICE U.S. Treasury Short Bond Index. Historical index data prior to 7/1/2016 is for the Bloomberg Barclays U.S. Short Treasury Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 21 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 998.40	$ 0.74		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	19

Fund Summary as of February 28, 2022 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U. S. Government Obligations	100.0%

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments(a)

U.S. Treasury Bill, 0.13%, 04/14/22	9.1%
U.S. Treasury Note/Bond, 2.13%, 05/15/22	8.8
United States Cash Management Bill, 0.45%, 06/14/22	6.2
U.S. Treasury Bill, 0.30%, 05/19/22	5.6
U.S. Treasury Note/Bond, 1.75%, 07/15/22	5.2

(a)	Excludes money market funds.

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E	21

Schedule of Investments February 28, 2022	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.0%
U.S. Treasury Bill
0.04%, 03/22/22(a)	$976	$975,977
0.06%, 03/29/22(a)(b)	277,170	277,157,064
0.07%, 03/24/22(a)	1,079	1,078,953
0.07%, 03/31/22(a)	20,253	20,251,798
0.13%, 04/12/22(a)	150,200	150,177,658
0.13%, 04/14/22(a)	56,050	56,041,266
0.15%, 04/19/22(a)	203,399	203,357,818
0.18%, 04/21/22(a)	13,844	13,840,470
0.18%, 04/26/22(a)(b)	133,197	133,158,668
0.18%, 04/28/22(a)	96,620	96,591,201
0.30%, 05/19/22(a)	46,625	46,593,862
U.S. Treasury Note/Bond
1.75%, 05/31/22	250,000	250,796,520
1.88%, 03/31/22	254,796	255,150,747
1.88%, 04/30/22	270,741	271,429,381
2.25%, 04/15/22	23,640	23,696,599
United States Cash Management Bill, 0.29%, 05/17/22(a)	27,688	27,671,033

		1,827,969,015

Total U.S. Government Obligations — 98.0% (Cost: $1,828,017,066)		1,827,969,015

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 11.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	211,520	$211,520,000

Total Short-Term Investments — 11.3% (Cost: $211,520,000)		211,520,000

Total Investments in Securities — 109.3% (Cost: $2,039,537,066)		2,039,489,015

Other Assets, Less Liabilities — (9.3)%		(174,061,436)

Net Assets — 100.0%		$1,865,427,579

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,570,000	$209,950,000	(a)	$ —	$—	$—	$211,520,000	211,520	$30,169	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$1,827,969,015	$—	$1,827,969,015
Money Market Funds	211,520,000	—	—	211,520,000

	$211,520,000	$1,827,969,015	$—	$2,039,489,015

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury Note/Bond
0.13%, 12/31/22	$166	$164,794
0.13%, 01/31/23	1,833	1,817,248
0.13%, 02/28/23	3,536	3,502,297
0.13%, 03/31/23	253,036	250,238,765
0.13%, 04/30/23	759,045	749,616,234
0.13%, 05/15/23	179	177,122
0.13%, 05/31/23	7,890	7,781,821
0.13%, 07/15/23	709,977	699,050,014
0.13%, 07/31/23	241,235	237,267,816
0.13%, 08/15/23	37,466	36,823,517
0.13%, 08/31/23	2,002,244	1,966,813,672
0.13%, 10/15/23	698,764	684,679,538
0.13%, 12/15/23	195,392	190,904,090
0.13%, 01/15/24	277,236	270,424,226
0.25%, 04/15/23	713,591	706,204,220
0.25%, 06/15/23	114,778	113,343,275
0.25%, 09/30/23(a)	55,408	54,449,477
0.25%, 11/15/23	462,074	453,103,268
0.25%, 03/15/24	252,451	246,129,864
0.25%, 05/15/24	50,264	48,867,996
0.25%, 06/15/24	1,029,459	999,379,495
0.38%, 10/31/23	1,964,711	1,931,249,516
0.38%, 07/15/24(a)	216,878	210,939,271
0.38%, 08/15/24	198,842	193,125,292
0.63%, 10/15/24	1,504,760	1,467,258,064
0.75%, 12/31/23	254,950	251,763,125
0.75%, 11/15/24	489,609	478,325,040
0.88%, 01/31/24(a)	823,291	814,382,736
1.00%, 12/15/24	670,000	658,746,090
1.13%, 01/15/25	249,878	246,344,570
1.38%, 02/15/23	1,557	1,561,318
1.38%, 06/30/23	281,051	281,490,142
1.50%, 02/28/23	9,133	9,168,063
1.50%, 02/29/24(a)	263,106	263,321,828
1.50%, 11/30/24	1,438,754	1,434,089,585
1.50%, 02/15/25	251,782	250,778,805
1.63%, 04/30/23	124,215	124,826,371
1.63%, 05/31/23	64,613	64,936,065
1.75%, 01/31/23	1,510	1,519,496
1.75%, 05/15/23	319,526	321,610,409
2.00%, 10/31/22	40	40,308
2.00%, 11/30/22	120	120,938
2.00%, 02/15/23	2,800	2,824,281
2.00%, 04/30/24	29,104	29,400,724
2.00%, 05/31/24	10,534	10,643,043
2.00%, 02/15/25	533,811	539,357,627
2.13%, 12/31/22	3,773	3,807,580

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.13%, 11/30/23	$329,291	$333,278,510
2.13%, 03/31/24	46,118	46,707,086
2.13%, 09/30/24	59,824	60,627,885
2.13%, 05/15/25	350,000	354,867,187
2.25%, 12/31/23	172,938	175,464,517
2.25%, 04/30/24	139,542	141,711,443
2.25%, 10/31/24	122,216	124,278,395
2.25%, 11/15/24	560,513	570,059,237
2.38%, 01/31/23	1,601	1,620,137
2.38%, 02/29/24	196,743	200,209,059
2.38%, 08/15/24	6,153	6,270,772
2.50%, 03/31/23	115,998	117,670,002
2.63%, 02/28/23	8,419	8,545,285
2.63%, 06/30/23	153,439	156,178,126
2.63%, 12/31/23(a)	110,248	112,620,916
2.63%, 03/31/25	16,006	16,474,301
2.75%, 04/30/23	348,235	354,423,825
2.75%, 05/31/23	319,521	325,561,944
2.75%, 07/31/23	2,635	2,689,244
2.75%, 08/31/23	44,830	45,768,628
2.75%, 11/15/23	110,032	112,529,210
2.75%, 02/15/24	4,637	4,752,563
2.88%, 09/30/23	204,400	209,246,516
2.88%, 10/31/23	494,638	506,540,227
2.88%, 11/30/23	71,352	73,149,736
7.13%, 02/15/23	2,775	2,934,563

		21,376,548,350

Total U.S. Government Obligations — 99.8% (Cost: $21,698,646,306)		21,376,548,350

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)(d)	1,442,791	1,442,791,352

Total Short-Term Investments — 6.7% (Cost: $1,442,791,352)		1,442,791,352

Total Investments in Securities — 106.5% (Cost: $23,141,437,658)		22,819,339,702

Other Assets, Less Liabilities — (6.5)%		(1,386,115,451)

Net Assets — 100.0%		$21,433,224,251

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$298,018,000	$1,144,773,352	(a)	$ —	$—	$—	$1,442,791,352	1,442,791	$1,322,568	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$21,376,548,350	$—	$21,376,548,350
Money Market Funds	1,442,791,352	—	—	1,442,791,352

	$1,442,791,352	$21,376,548,350	$—	$22,819,339,702

See notes to financial statements.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 3-7 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
0.25%, 05/31/25	$4,439	$4,238,551
0.25%, 08/31/25	873,927	830,606,169
0.25%, 10/31/25	210,353	199,383,419
0.38%, 11/30/25	206,088	196,025,110
0.38%, 12/31/25	4,865	4,623,270
0.38%, 01/31/26	26,757	25,379,432
0.50%, 02/28/26	275,423	262,286,615
0.50%, 10/31/27	112,276	104,500,010
0.63%, 07/31/26	174,644	166,307,477
0.63%, 12/31/27	130,205	121,787,076
0.75%, 03/31/26	171,316	164,657,429
0.75%, 04/30/26	144,194	138,437,504
0.75%, 05/31/26	194,525	186,592,027
0.75%, 08/31/26	522,625	500,127,624
0.75%, 01/31/28	96,160	90,484,306
0.88%, 09/30/26	128,044	123,097,301
1.00%, 07/31/28	317,320	301,515,596
1.13%, 10/31/26	84,503	82,113,150
1.13%, 08/31/28	349,335	334,324,512
1.25%, 11/30/26	91,112	89,051,303
1.25%, 12/31/26(a)	1,896	1,852,155
1.25%, 03/31/28	127,425	123,353,374
1.25%, 04/30/28	104,278	100,897,111
1.25%, 05/31/28	107,806	104,230,715
1.25%, 06/30/28	44,750	43,222,207
1.25%, 09/30/28	366,127	352,940,709
1.38%, 10/31/28	381,650	370,692,470
1.38%, 12/31/28(a)	209	202,538
1.50%, 01/31/27	205	202,582
1.50%, 11/30/28	34,836	34,106,621
1.63%, 02/15/26	325,928	324,502,065
1.63%, 05/15/26	351,280	349,509,581
1.63%, 09/30/26	49,235	48,961,999
1.63%, 10/31/26	191	189,948
1.75%, 01/31/29	5,536	5,507,455
1.88%, 02/28/27	47,172	47,485,251
1.88%, 02/28/29	10,012	10,046,416
2.00%, 02/15/25	1,714	1,731,708
2.13%, 05/15/25	39,259	39,804,945
2.13%, 05/31/26	129,960	131,950,520
2.25%, 11/15/25	754,607	768,962,221
2.25%, 02/15/27	717,682	734,614,810

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 08/15/27	$247,700	$253,824,769
2.25%, 11/15/27	44,261	45,350,236
2.38%, 05/15/27	749,567	772,258,972
2.63%, 03/31/25	1,448	1,490,365
2.75%, 06/30/25	58,362	60,368,194
2.75%, 02/15/28	250,772	264,280,383
2.88%, 05/31/25	97,840	101,490,306
2.88%, 07/31/25	25,330	26,325,390
2.88%, 11/30/25	31,995	33,331,041
2.88%, 05/15/28	189,129	200,860,908
2.88%, 08/15/28	622,001	661,823,644
3.00%, 09/30/25	37,470	39,150,295
3.00%, 10/31/25	66,729	69,750,156
3.13%, 11/15/28	286,793	310,195,756
5.50%, 08/15/28	11,636	14,242,282
U.S. Treasury Strip Coupon
0.00%, 11/15/27(b)	235	211,915
0.00%, 11/15/28(b)	22,004	19,435,094
0.00%, 02/15/29(b)	25,515	22,421,927

		10,417,316,915

Total U.S. Government Obligations — 99.4% (Cost: $10,790,424,406)		10,417,316,915

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)(e)	17,828	17,828,269

Total Short-Term Investments — 0.2% (Cost: $17,828,269)		17,828,269

Total Investments in Securities — 99.6% (Cost: $10,808,252,675)		10,435,145,184

Other Assets, Less Liabilities — 0.4%		40,414,311

Net Assets — 100.0%		$10,475,559,495

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$367,876,065	$—	$(350,047,796	)(a)	$—	$—	$17,828,269	17,828	$156,440	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® 3-7 Year Treasury Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$10,417,316,915	$—	$10,417,316,915
Money Market Funds	17,828,269	—	—	17,828,269

	$17,828,269	$10,417,316,915	$—	$10,435,145,184

See notes to financial statements.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 7-10 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond 0.63%, 05/15/30	$1,010,964	$918,713,899
0.63%, 08/15/30	4,953,877	4,489,257,170
0.88%, 11/15/30	151	139,862
1.25%, 08/15/31	3,798,969	3,607,239,783
1.38%, 10/31/28	6,200	6,021,992
1.38%, 11/15/31	4,295,817	4,117,943,040
1.50%, 02/15/30	943,983	922,079,356
1.75%, 01/31/29	1	995
1.88%, 02/28/29	270	270,928
1.88%, 02/15/32	50,000	50,187,500
2.38%, 05/15/29	1,472,106	1,527,137,770
2.63%, 02/15/29	1,610,803	1,695,244,743
3.13%, 11/15/28	26,015	28,137,648

		17,362,374,686

Total U.S. Government Obligations — 99.7% (Cost: $18,044,142,640)		17,362,374,686

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(a)(b)(c)	16,339	$16,339,000

Total Short-Term Investments — 0.1% (Cost: $16,339,000)		16,339,000

Total Investments in Securities — 99.8% (Cost: $18,060,481,640)		17,378,713,686

Other Assets, Less Liabilities — 0.2%		35,036,270

Net Assets — 100.0%		$17,413,749,956

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
(c)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$2,463,152,342	$—	$(2,446,813,342)(a)	$—	$—	$16,339,000	16,339	$1,741,964	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$17,362,374,686	$—	$17,362,374,686
Money Market Funds	16,339,000	—	—	16,339,000

	$16,339,000	$17,362,374,686	$—	$17,378,713,686

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 28, 2022	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.6%
U.S. Treasury Note/Bond 1.13%, 08/15/40	$325,241	$269,466,917
1.25%, 08/15/31	423	401,652
1.38%, 11/15/31	1,278	1,225,466
1.38%, 11/15/40	393,524	340,275,284
1.88%, 02/28/29	200	200,688
1.88%, 02/15/41	619,692	582,558,890
2.00%, 11/15/41	216	207,073
2.25%, 05/15/41	446,531	445,118,149
2.38%, 02/15/42	530	541,180
2.75%, 08/15/42	62,000	66,763,828
3.88%, 08/15/40	62,742	78,790,227
4.25%, 05/15/39	6,160	8,097,994
4.38%, 02/15/38	195	258,300
4.38%, 11/15/39	322,502	430,615,224
4.50%, 05/15/38	2,732	3,673,900
4.63%, 02/15/40	25,144	34,522,908
5.00%, 05/15/37	2,728	3,819,307
U.S. Treasury Strip Coupon
0.00%, 08/15/35(a)	3,133	2,343,362
0.00%, 08/15/36(a)	1,163	849,428

		2,269,729,777

Total U.S. Government Obligations — 97.6% (Cost: $2,355,664,771)		2,269,729,777

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	24,350	$24,350,000

Total Short-Term Investments — 1.1% (Cost: $24,350,000)		24,350,000

Total Investments in Securities — 98.7% (Cost: $2,380,014,771)		2,294,079,777

Other Assets, Less Liabilities — 1.3%		31,350,616

Net Assets — 100.0%		$2,325,430,393

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$130,032,268	$—	$(105,682,268)(a)	$—	$—	$24,350,000	24,350	$35,721	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$2,269,729,777	$—	$2,269,729,777
Money Market Funds	24,350,000	—	—	24,350,000

	$24,350,000	$2,269,729,777	$—	$2,294,079,777

See notes to financial statements.

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
1.13%, 08/15/40	$280	$231,984
1.38%, 11/15/40	1,525	1,318,648
1.38%, 08/15/50	72,610	59,775,615
1.63%, 11/15/50	901,907	790,225,201
1.88%, 02/15/51	2,086,456	1,942,360,132
1.88%, 11/15/51	663,114	618,665,013
2.00%, 11/15/41	4	3,829
2.00%, 02/15/50	782,489	749,324,534
2.00%, 08/15/51	956,013	917,025,787
2.25%, 08/15/49	545,650	550,189,675
2.25%, 02/15/52	23,380	23,818,375
2.38%, 02/15/42	2,330	2,379,148
2.38%, 11/15/49	287,714	298,323,454
2.50%, 02/15/45	41,185	42,518,686
2.50%, 02/15/46	679,721	703,910,029
2.50%, 05/15/46	643,798	666,732,890
2.75%, 08/15/42	229,288	246,905,667
2.75%, 11/15/42	154,605	166,381,661
2.75%, 08/15/47(a)	222,634	243,697,703
2.75%, 11/15/47	258,854	283,789,138
2.88%, 05/15/43	845,668	927,130,157
2.88%, 08/15/45	309,565	341,488,670
2.88%, 11/15/46	231,006	256,362,961
2.88%, 05/15/49	205,180	233,111,276
3.00%, 11/15/44	4,620	5,185,248
3.00%, 02/15/47	157,430	178,806,156
3.00%, 02/15/48	748,817	861,460,964
3.00%, 08/15/48	852,910	984,111,542

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 02/15/49	$1,207,700	$1,401,545,398
3.13%, 02/15/43	338,238	385,102,689
3.13%, 08/15/44	613,367	701,394,631
3.13%, 05/15/48	634,890	748,302,067
3.38%, 11/15/48	149,263	184,304,450
3.63%, 08/15/43	304,269	373,014,287
3.75%, 11/15/43	124,887	156,035,074

		16,044,932,739

Total U.S. Government Obligations — 99.6% (Cost: $17,964,471,563)		16,044,932,739

Short-Term Investments

Money Market Funds — 1.7%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)(d)	277,967	277,966,875

Total Short-Term Investments — 1.7% (Cost: $277,966,875)		277,966,875

Total Investments in Securities — 101.3% (Cost: $18,242,438,438)		16,322,899,614

Other Assets, Less Liabilities — (1.3)%		(209,533,114)

Net Assets — 100.0%		$16,113,366,500

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$376,413,618	$—	$(98,446,743	)(a)	$—	$—	$277,966,875	277,967	$488,573	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® 20+ Year Treasury Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$16,044,932,739	$—	$16,044,932,739
Money Market Funds	277,966,875	—	—	277,966,875

	$277,966,875	$16,044,932,739	$—	$16,322,899,614

See notes to financial statements.

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 25+ Year Treasury STRIPS Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.8%
U.S. Treasury STRIPS
2.19%, 11/15/49(a)	$24,043	$13,151,299
2.19%, 02/15/51(a)	92,382	49,110,417
2.20%, 11/15/48(a)	68,150	37,971,002
2.20%, 02/15/49(a)	70,180	38,890,188
2.20%, 05/15/49(a)	6,004	3,307,739
2.20%, 02/15/50(a)	21,772	11,805,995
2.21%, 08/15/49(a)	74,618	40,813,523
2.21%, 08/15/50(a)	24,080	12,864,016
2.21%, 11/15/50(a)	78,363	41,671,932
2.28%, 08/15/47(a)	50,821	28,519,472
2.28%, 11/15/47(a)	74,242	41,486,262
2.32%, 02/15/47(a)	2,821	1,585,667
2.33%, 11/15/46(a)	4,360	2,458,713

		323,636,225

Total U.S. Government Obligations — 99.8% (Cost: $315,621,554)		323,636,225

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(b)(c)	240	$240,000

Total Short-Term Investments — 0.1% (Cost: $240,000)		240,000

Total Investments in Securities — 99.9% (Cost: $315,861,554)		323,876,225

Other Assets, Less Liabilities — 0.1%		319,929

Net Assets — 100.0%		$324,196,154

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$120,000	$120,000	(a)	$—	$—	$—	$240,000	240	$26	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$323,636,225	$—	$323,636,225
Money Market Funds	240,000	—	—	240,000

	$240,000	$323,636,225	$—	$323,876,225

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments February 28, 2022	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.6%
U.S. Treasury Bill 0.00%, 03/01/22(a)(b)	$218	$218,000
0.03%, 03/10/22(a)	481	480,996
0.03%, 03/17/22(a)	76	75,999
0.04%, 03/22/22(a)	414	413,990
0.06%, 03/29/22(a)	28	27,999
0.07%, 03/31/22(a)	912	911,946
0.13%, 04/12/22(a)	417,188	417,125,943
0.13%, 04/14/22(a)	1,395,863	1,395,645,483
0.15%, 04/19/22(a)	441,280	441,190,654
0.18%, 04/21/22(a)	74,885	74,865,904
0.18%, 04/26/22(a)	120,384	120,349,356
0.18%, 04/28/22(a)	459,728	459,590,973
0.30%, 05/19/22(a)	863,080	862,503,601
0.41%, 06/16/22(a)	209	208,749
0.44%, 06/30/22(a)	3,531	3,525,823
0.45%, 06/23/22(a)	2,289	2,285,773
0.51%, 07/07/22(a)	3,212	3,206,190
0.53%, 07/14/22(a)	2,992	2,986,067
0.54%, 07/21/22(a)	1,774	1,770,228
0.58%, 07/28/22(a)	3,390	3,382,002
0.60%, 08/04/22(a)	2,182	2,176,384
0.63%, 08/11/22(a)	2,366	2,359,302
0.63%, 12/01/22(a)	1,638	1,630,211
0.66%, 09/08/22(a)(c)	1,476	1,470,898
0.71%, 10/06/22(a)	3,608	3,592,581
0.73%, 11/03/22(a)(c)	2,281	2,269,771
0.89%, 01/26/23(a)(c)	2,726	2,704,132
0.90%, 12/29/22(a)	2,484	2,465,497
U.S. Treasury Note/Bond
0.13%, 08/31/22	8,672	8,646,933
0.13%, 09/30/22	210,131	209,367,634
0.13%, 12/31/22	211,570	210,032,813
0.13%, 01/31/23	178,276	176,750,904
0.13%, 02/28/23	205,776	203,830,775
0.25%, 04/15/23	158,324	156,685,100
1.38%, 10/15/22	360,404	361,727,360
1.50%, 08/15/22	2,198	2,206,843
1.63%, 08/31/22	167,155	167,912,421
1.63%, 11/15/22	3,105	3,121,617
1.75%, 05/31/22	415,433	416,756,603
1.75%, 07/15/22	792,042	795,569,066
1.75%, 09/30/22	133,973	134,737,065
1.75%, 01/31/23	182,808	183,971,973
1.88%, 03/31/22	1,396	1,397,944

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 04/30/22	$679,134	$680,860,753
1.88%, 07/31/22	436,313	438,613,870
1.88%, 08/31/22(c)	248,593	250,049,601
1.88%, 09/30/22	247,920	249,517,921
1.88%, 10/31/22	7,897	7,951,600
2.00%, 10/31/22	95,979	96,713,839
2.00%, 11/30/22	231,616	233,434,547
2.00%, 02/15/23	106,388	107,314,739
2.13%, 05/15/22	1,351,151	1,355,943,492
2.13%, 06/30/22(c)	587,709	590,833,085
2.13%, 12/31/22	740,626	747,482,575
2.25%, 04/15/22	603,323	604,767,470
2.38%, 01/31/23	261,656	264,793,828
2.63%, 02/28/23	384,881	390,684,286
7.13%, 02/15/23	152,840	161,664,123
United States Cash Management Bill
0.26%, 05/10/22(a)	237,360	237,242,310
0.29%, 05/17/22(a)	221,953	221,816,989
0.31%, 05/24/22(a)	292,260	292,045,870
0.35%, 05/31/22(a)	289,364	289,107,994
0.40%, 06/07/22(a)	391,667	391,248,516
0.45%, 06/14/22(a)	952,779	951,534,032

		15,405,770,943

Total U.S. Government Obligations — 97.6% (Cost: $15,419,063,269)		15,405,770,943

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)(f)	890,549	890,548,750

Total Short-Term Investments — 5.7% (Cost: $890,548,750)		890,548,750

Total Investments in Securities — 103.3% (Cost: $16,309,612,019)		16,296,319,693

Other Assets, Less Liabilities — (3.3)%		(517,034,788)

Net Assets — 100.0%		$15,779,284,905

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$25,760,000	$864,788,750	(a)	$—	$—	$—	$890,548,750	890,549	$205,992	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$15,405,770,943	$—	$15,405,770,943
Money Market Funds	890,548,750	—	—	890,548,750

	$890,548,750	$15,405,770,943	$—	$16,296,319,693

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Statements of Assets and Liabilities

February 28, 2022

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,827,969,015	$21,376,548,350	$10,417,316,915	$17,362,374,686
Affiliated(c)	211,520,000	1,442,791,352	17,828,269	16,339,000
Cash	3,182	2,311	6,884	337
Receivables:
Investments sold	38,998,906	345,079,829	370,304,120	1,111,544,648
Securities lending income — Affiliated	16,331	202,379	783	28,723
Capital shares sold	2,270,139	2,070,893	44,972	11,198,375
Dividends	1,601	799	1,084	1,582
Interest	4,985,717	49,356,431	30,888,388	34,903,854

Total assets	2,085,764,891	23,216,052,344	10,836,391,415	18,536,391,205

LIABILITIES
Collateral on securities loaned, at value	138,720,000	1,420,991,352	28,269	—
Payables:
Investments purchased	81,584,172	359,234,792	359,615,531	1,120,776,188
Capital shares redeemed	—	148,278	—	—
Investment advisory fees	33,140	2,453,671	1,188,120	1,865,061

Total liabilities	220,337,312	1,782,828,093	360,831,920	1,122,641,249

NET ASSETS	$1,865,427,579	$21,433,224,251	$10,475,559,495	$17,413,749,956

NET ASSETS CONSIST OF:
Paid-in capital	$1,865,328,117	$21,790,633,426	$10,885,440,018	$18,494,400,866
Accumulated earnings (loss)	99,462	(357,409,175)	(409,880,523)	(1,080,650,910)

NET ASSETS	$1,865,427,579	$21,433,224,251	$10,475,559,495	$17,413,749,956

Shares outstanding	18,650,000	253,500,000	83,100,000	155,500,000

Net asset value	$100.02	$84.55	$126.06	$111.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$135,981,839	$1,394,526,583	$27,866	$—
(b) Investments, at cost — Unaffiliated	$1,828,017,066	$21,698,646,306	$10,790,424,406	$18,044,142,640
(c) Investments, at cost — Affiliated	$211,520,000	$1,442,791,352	$17,828,269	$16,339,000

See notes to financial statements.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

February 28, 2022

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,269,729,777	$16,044,932,739	$323,636,225	$15,405,770,943
Affiliated(c)	24,350,000	277,966,875	240,000	890,548,750
Cash	3,234	1,181	7,052	7,024
Receivables:
Investments sold	111,374,228	111,315,522	342,804	5,999,702
Securities lending income — Affiliated	—	2,796	—	38,907
Capital shares sold	30,194	2,932,531	—	42,070,683
Dividends	1,031	218	7	9,785
Interest	9,613,695	47,453,104	—	34,945,088

Total assets	2,415,102,159	16,484,604,966	324,226,088	16,379,390,882

LIABILITIES
Collateral on securities loaned, at value	—	196,376,875	—	103,808,750
Payables:
Investments purchased	89,409,450	172,418,033	—	494,663,632
Capital shares redeemed	—	675,449	20,031	—
Investment advisory fees	262,316	1,768,109	9,903	1,633,595

Total liabilities	89,671,766	371,238,466	29,934	600,105,977

NET ASSETS	$2,325,430,393	$16,113,366,500	$324,196,154	$15,779,284,905

NET ASSETS CONSIST OF:
Paid-in capital	$2,506,927,014	$18,699,461,582	$316,061,504	$15,800,639,615
Accumulated earnings (loss)	(181,496,621)	(2,586,095,082)	8,134,650	(21,354,710)

NET ASSETS	$2,325,430,393	$16,113,366,500	$324,196,154	$15,779,284,905

Shares outstanding	16,400,000	115,200,000	15,800,000	143,070,000

Net asset value	$141.79	$139.87	$20.52	$110.29

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$196,756,036	$—	$100,998,818
(b) Investments, at cost — Unaffiliated	$2,355,664,771	$17,964,471,563	$315,621,554	$15,419,063,269
(c) Investments, at cost — Affiliated	$24,350,000	$277,966,875	$240,000	$890,548,750

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Operations

Year Ended February 28, 2022

	iShares 0-3 Month Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,918	$15,255	$3,797	$4,383
Interest — Unaffiliated	551,205	76,116,249	94,475,108	159,162,805
Securities lending income — Affiliated — net	26,251	1,307,313	152,643	1,737,581

Total investment income	581,374	77,438,817	94,631,548	160,904,769

EXPENSES
Investment advisory fees	987,833	29,945,144	16,244,679	22,158,598
Commitment fees	6,372	—	—	—
Professional fees	—	217	217	217

Total expenses	994,205	29,945,361	16,244,896	22,158,815

Less:

Investment advisory fees waived	(768,551)	—	—	—

Total expenses after fees waived	225,654	29,945,361	16,244,896	22,158,815

Net investment income	355,720	47,493,456	78,386,652	138,745,954

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,035)	(42,766,670)	(13,301,688)	(434,987,714)
In-kind redemptions — Unaffiliated	1,434	18,455,239	57,740,226	33,429,758

Net realized gain (loss)	399	(24,311,431)	44,438,538	(401,557,956)

Net change in unrealized appreciation (depreciation) on:

Investments — Unaffiliated	(25,314)	(395,725,148)	(446,726,548)	(172,158,184)

Net change in unrealized appreciation (depreciation)	(25,314)	(395,725,148)	(446,726,548)	(172,158,184)

Net realized and unrealized loss	(24,915)	(420,036,579)	(402,288,010)	(573,716,140)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$330,805	$(372,543,123)	$(323,901,358)	$(434,970,186)

See notes to financial statements.

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended February 28, 2022

	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF	iShares 25+ Year Treasury STRIPS Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,989	$2,252	$24	$49,281
Interest — Unaffiliated	24,579,883	268,111,117	6,448,402	12,433,713
Securities lending income — Affiliated — net	33,732	486,321	2	156,711

Total investment income	24,615,604	268,599,690	6,448,428	12,639,705

EXPENSES
Investment advisory fees	2,050,536	23,523,424	452,546	21,544,417
Commitment fees	—	—	—	19,090
Professional fees	217	217	—	390

Total expenses	2,050,753	23,523,641	452,546	21,563,897

Less:
Investment advisory fees waived	—	—	(330,046)	(83,242)

Total expenses after fees waived	2,050,753	23,523,641	122,500	21,480,655

Net investment income (loss)	22,564,851	245,076,049	6,325,928	(8,840,950)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(60,640,490)	(447,843,372)	(109,991)	(4,502,631)
In-kind redemptions — Unaffiliated	(7,286,723)	(124,995,991)	5,232,119	368,022

Net realized gain (loss)	(67,927,213)	(572,839,363)	5,122,128	(4,134,609)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(16,420,097)	(89,798,284)	11,248,649	(15,399,581)

Net change in unrealized appreciation (depreciation)	(16,420,097)	(89,798,284)	11,248,649	(15,399,581)

Net realized and unrealized gain (loss)	(84,347,310)	(662,637,647)	16,370,777	(19,534,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(61,782,459)	$(417,561,598)	$22,696,705	$(28,375,140)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets

	iShares 0-3 Month Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/28/22	Period From 05/26/20 to 02/28/21 (a)	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$355,720	$419,358	$47,493,456	$152,397,383
Net realized gain (loss)	399	52,976	(24,311,431)	372,602,238
Net change in unrealized appreciation (depreciation)	(25,314)	(22,737)	(395,725,148)	(212,492,357)

Net increase (decrease) in net assets resulting from operations	330,805	449,597	(372,543,123)	312,507,264

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(219,773)	(422,929)	(50,332,045)	(174,248,074)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,130,208,097	735,081,782	2,283,702,955	1,968,396,048

NET ASSETS
Total increase in net assets	1,130,319,129	735,108,450	1,860,827,787	2,106,655,238
Beginning of year	735,108,450	—	19,572,396,464	17,465,741,226

End of year	$1,865,427,579	$735,108,450	$21,433,224,251	$19,572,396,464

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$78,386,652	$111,192,902	$138,745,954	$182,493,053
Net realized gain (loss)	44,438,538	354,526,040	(401,557,956)	1,560,794,232
Net change in unrealized appreciation (depreciation)	(446,726,548)	(304,062,136)	(172,158,184)	(1,541,632,038)

Net increase (decrease) in net assets resulting from operations	(323,901,358)	161,656,806	(434,970,186)	201,655,247

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(78,273,861)	(117,043,885)	(127,547,995)	(200,537,506)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(349,391,364)	1,258,527,732	3,766,705,112	(7,271,862,805)

NET ASSETS
Total increase (decrease) in net assets	(751,566,583)	1,303,140,653	3,204,186,931	(7,270,745,064)
Beginning of year	11,227,126,078	9,923,985,425	14,209,563,025	21,480,308,089

End of year	$10,475,559,495	$11,227,126,078	$17,413,749,956	$14,209,563,025

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets (continued)

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,564,851	$16,304,929	$245,076,049	$257,779,339
Net realized gain (loss)	(67,927,213)	69,195,411	(572,839,363)	2,341,998,393
Net change in unrealized appreciation (depreciation)	(16,420,097)	(169,133,860)	(89,798,284)	(3,816,589,536)

Net decrease in net assets resulting from operations	(61,782,459)	(83,633,520)	(417,561,598)	(1,216,811,804)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,118,312)	(35,076,132)	(239,203,157)	(270,834,183)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,221,395,373	210,611,285	1,986,170,721	(4,965,450,961)

NET ASSETS
Total increase (decrease) in net assets	1,138,494,602	91,901,633	1,329,405,966	(6,453,096,948)
Beginning of year	1,186,935,791	1,095,034,158	14,783,960,534	21,237,057,482

End of year	$2,325,430,393	$1,186,935,791	$16,113,366,500	$14,783,960,534

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 25+ Year Treasury STRIPS Bond ETF		iShares Short Treasury Bond ETF

	Year Ended 02/28/22	Period From 09/22/20 to 02/28/21 (a)	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$6,325,928	$121,084	$(8,840,950)	$74,702,443
Net realized gain (loss)	5,122,128	(253,529)	(4,134,609)	54,123,704
Net change in unrealized appreciation (depreciation)	11,248,649	(3,233,978)	(15,399,581)	(33,335,894)

Net increase (decrease) in net assets resulting from operations	22,696,705	(3,366,423)	(28,375,140)	95,490,253

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(5,793,042)	(82,145)	—	(129,704,518)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	278,439,034	32,302,025	(385,511,339)	(4,049,124,981)

NET ASSETS
Total increase (decrease) in net assets	295,342,697	28,853,457	(413,886,479)	(4,083,339,246)
Beginning of period	28,853,457	—	16,193,171,384	20,276,510,630

End of period	$324,196,154	$28,853,457	$15,779,284,905	$16,193,171,384

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights

(For a share outstanding throughout each period)

	iShares 0-3 Month Treasury Bond ETF

		Period From
	Year Ended	05/26/20	(a)
	02/28/22	to 02/28/21

Net asset value, beginning of period	$100.01	$100.01

Net investment income(b)	0.04	0.05
Net realized and unrealized gain(c)	0.00	0.00	(d)

Net increase from investment operations	0.04	0.05

Distributions(e)
From net investment income	(0.03)		(0.05)

Total distributions	(0.03)		(0.05)

Net asset value, end of period	$100.02	$100.01

Total Return(f)
Based on net asset value	0.04%	0.05	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.12%	0.12	%(i)

Total expenses after fees waived	0.03%	0.03	%(i)

Net investment income	0.04%	0.07	%(i)

Supplemental Data
Net assets, end of period (000)	$1,865,428	$735,108

Portfolio turnover rate(j)	0%	326	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares 1-3 Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$86.30	$85.70	$83.73	$83.44	$84.54

Net investment income(a)	0.20	0.62	1.73	1.64	0.89
Net realized and unrealized gain (loss)(b)	(1.73)	0.69	2.02	0.16	(1.13)

Net increase (decrease) from investment operations	(1.53)	1.31	3.75	1.80	(0.24)

Distributions(c)
From net investment income	(0.19)	(0.71)	(1.78)	(1.51)	(0.86)
From net realized gain	(0.03)	—	—	—	—

Total distributions	(0.22)	(0.71)	(1.78)	(1.51)	(0.86)

Net asset value, end of year	$84.55	$86.30	$85.70	$83.73	$83.44

Total Return(d)
Based on net asset value	(1.77)%	1.52%	4.53%	2.18%	(0.29)%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.24%	0.71%	2.05%	1.97%	1.06%

Supplemental Data
Net assets, end of year (000)	$21,433,224	$19,572,396	$17,465,741	$18,972,903	$11,281,148

Portfolio turnover rate(f)	148%	79%	56%	62%	85%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares 3-7 Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$131.00	$130.24	$121.54	$120.03	$123.07

Net investment income(a)	0.94	1.29	2.44	2.47	1.93
Net realized and unrealized gain (loss)(b)	(4.94)	0.85	8.76	1.47	(3.10)

Net increase (decrease) from investment operations	(4.00)	2.14	11.20	3.94	(1.17)

Distributions(c)
From net investment income	(0.94)	(1.38)	(2.50)	(2.43)	(1.87)

Total distributions	(0.94)	(1.38)	(2.50)	(2.43)	(1.87)

Net asset value, end of year	$126.06	$131.00	$130.24	$121.54	$120.03

Total Return(d)
Based on net asset value	(3.07)%	1.63%	9.31%	3.33%	(0.98)%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.72%	0.97%	1.95%	2.06%	1.57%

Supplemental Data
Net assets, end of year (000)	$10,475,559	$11,227,126	$9,923,985	$7,122,486	$7,069,651

Portfolio turnover rate(f)	62%	49%	38%	41%	66%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares 7-10 Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$115.71	$117.31	$104.16	$102.13	$105.68

Net investment income(a)	1.08	1.15	2.19	2.45	1.97
Net realized and unrealized gain (loss)(b)	(3.81)	(1.53)	13.19	1.97	(3.59)

Net increase (decrease) from investment operations	(2.73)	(0.38)	15.38	4.42	(1.62)

Distributions(c)
From net investment income	(0.99)	(1.22)	(2.23)	(2.39)	(1.93)

Total distributions	(0.99)	(1.22)	(2.23)	(2.39)	(1.93)

Net asset value, end of year	$111.99	$115.71	$117.31	$104.16	$102.13

Total Return(d)
Based on net asset value	(2.38)%	(0.37)%	14.94%	4.40%	(1.59)%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.94%	0.95%	1.98%	2.40%	1.86%

Supplemental Data
Net assets, end of year (000)	$17,413,750	$14,209,563	$21,480,308	$13,217,782	$8,364,365

Portfolio turnover rate(f)	114%	76%	57%	63%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$146.54	$158.70	$132.80	$130.13	$134.79

Net investment income(a)	2.41	2.04	3.18	3.10	2.53
Net realized and unrealized gain (loss)(b)	(4.91)	(10.08)	26.01	2.53	(4.68)

Net increase (decrease) from investment operations	(2.50)	(8.04)	29.19	5.63	(2.15)

Distributions(c)
From net investment income	(2.25)	(2.80)	(3.29)	(2.96)	(2.51)
From net realized gain	—	(1.32)	—	—	—

Total distributions	(2.25)	(4.12)	(3.29)	(2.96)	(2.51)

Net asset value, end of year	$141.79	$146.54	$158.70	$132.80	$130.13

Total Return(d)
Based on net asset value	(1.74)%	(5.38)%	22.28%	4.39%	(1.66)%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.65%	1.25%	2.21%	2.38%	1.87%

Supplemental Data
Net assets, end of year (000)	$2,325,430	$1,186,936	$1,095,034	$929,614	$507,490

Portfolio turnover rate(f)	114%	214%	63%	45%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$143.12	$155.13	$119.95	$118.70	$121.65

Net investment income(a)	2.25	2.24	3.09	3.23	3.11
Net realized and unrealized gain (loss)(b)	(3.26)	(11.95)	35.13	1.24	(2.98)

Net increase (decrease) from investment operations	(1.01)	(9.71)	38.22	4.47	0.13

Distributions(c)
From net investment income	(2.24)	(2.30)	(3.04)	(3.22)	(3.08)

Total distributions	(2.24)	(2.30)	(3.04)	(3.22)	(3.08)

Net asset value, end of year	$139.87	$143.12	$155.13	$119.95	$118.70

Total Return(d)
Based on net asset value	(0.72)%	(6.43)%	32.29%	3.82%	0.04%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.56%	1.39%	2.27%	2.72%	2.51%

Supplemental Data
Net assets, end of year (000)	$16,113,367	$14,783,961	$21,237,057	$10,951,502	$6,718,668

Portfolio turnover rate(f)	43%	65%	25%	17%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 25+ Year Treasury STRIPS Bond ETF

		Period From
	Year Ended	09/22/20	(a)
	02/28/22	to 02/28/21

Net asset value, beginning of period	$20.61	$25.06

Net investment income(b)	0.45	0.17
Net realized and unrealized loss(c)	(0.14)		(4.50)

Net increase (decrease) from investment operations	0.31		(4.33)

Distributions(d)
From net investment income	(0.40)		(0.12)

Total distributions	(0.40)		(0.12)

Net asset value, end of period	$20.52	$20.61

Total Return(e)
Based on net asset value	1.44%	(17.33	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15%	0.15	%(h)

Total expenses after fees waived	0.04%	0.07	%(h)

Net investment income	2.10%	1.71	%(h)

Supplemental Data
Net assets, end of period (000)	$324,196	$28,853

Portfolio turnover rate(i)	40%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$110.52	$110.68	$110.52	$110.29	$110.36

Net investment income (loss)(a)	(0.07)	0.40	2.28	2.16	1.01
Net realized and unrealized gain (loss)(b)	(0.16)	0.10	0.25	0.01	(0.22)

Net increase (decrease) from investment operations	(0.23)	0.50	2.53	2.17	0.79

Distributions(c)
From net investment income	—	(0.50)	(2.37)	(1.94)	(0.86)
From net realized gain	—	(0.16)	—	—	—

Total distributions	—	(0.66)	(2.37)	(1.94)	(0.86)

Net asset value, end of year	$110.29	$110.52	$110.68	$110.52	$110.29

Total Return(d)
Based on net asset value	(0.19)%	0.45%	2.31%	1.98%	0.71%

Ratios to Average Net Assets(e)
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income (loss)	(0.06)%	0.36%	2.06%	1.95%	0.91%

Supplemental Data
Net assets, end of year (000)	$15,779,285	$16,193,171	$20,276,511	$19,131,299	$9,506,603

Portfolio turnover rate(f)	86%	115%	42%	73%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

0-3 Month Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
25+ Year Treasury STRIPS Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However,

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements   (continued)

bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

0-3 Month Treasury Bond
J.P. Morgan Securities LLC	$135,981,839	$135,981,839		$—	$—

1-3 Year Treasury Bond
Barclays Capital, Inc.	$105,862,011	$105,862,011		$—	$—
BofA Securities, Inc.	664,284,038	664,284,038		—	—
Deutsche Bank Securities, Inc.	44,513,086	44,513,086		—	—
J.P. Morgan Securities LLC	553,616,413	553,616,413		—	—
Morgan Stanley	26,251,035	26,251,035		—	—

	$1,394,526,583	$1,394,526,583		$—	$—

3-7 Year Treasury Bond
Barclays Capital, Inc.	$27,866	$27,866		$—	$—

20+ Year Treasury Bond
BofA Securities, Inc.	$196,756,036	$196,376,875		$—	$(379,161	)(b)

Short Treasury Bond
Deutsche Bank Securities, Inc.	$1,990,154	$1,990,154		$—	$—
Goldman Sachs & Co. LLC	45,239,207	45,239,207		—	—
J.P. Morgan Securities LLC	996,543	996,543		—	—
TD Securities (USA) LLC	52,772,914	52,772,914		—	—

	$100,998,818	$100,998,818		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

0-3 Month Treasury Bond	0.12%
1-3 Year Treasury Bond	0.15
3-7 Year Treasury Bond	0.15
7-10 Year Treasury Bond	0.15
10-20 Year Treasury Bond	0.15
20+ Year Treasury Bond	0.15
25+ Year Treasury STRIPS Bond	0.15
Short Treasury Bond	0.15

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares 0-3 Month Treasury Bond ETF, BFA has contractually agreed to waive a portion of its management fee so that the Fund’s total annual fund operating expenses after the fee waiver will not exceed 0.03% through June 30, 2022.

For the iShares 25+ Year Treasury STRIPS ETF, BFA had contractually agreed to waive a portion of its investment advisory fee through September 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.07% of average daily net assets. The contractual waiver was discontinued after September 30, 2021.

Effective October 20, 2021, for the iShares Short Treasury Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

0-3 Month Treasury Bond	$768,551
25+ Year Treasury STRIPS Bond	114,982
Short Treasury Bond	83,242

BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Effective May 20, 2021, BFA has elected to implement a voluntary fee waiver in order to limit the iShares 25+ Year Treasury STRIPS Bond ETF’s total annual operating expenses after fee waivers to 0.04% and currently intends to keep such voluntary fee waiver for the Fund in place through June 30, 2022. Any voluntary waiver or reimbursement implemented by BFA may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

25+ Year Treasury STRIPS Bond	$215,064

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

0-3 Month Treasury Bond	$10,905
1-3 Year Treasury Bond	539,501
3-7 Year Treasury Bond	64,682
7-10 Year Treasury Bond	740,166
10-20 Year Treasury Bond	14,450
20+ Year Treasury Bond	208,423
25+ Year Treasury STRIPS Bond	1
Short Treasury Bond	66,771

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

0-3 Month Treasury Bond	$3,464,256,124	$556,120,421	$(26,558)
1-3 Year Treasury Bond	8,254,361,188	14,366,143,483	(12,914,689)
3-7 Year Treasury Bond	2,489,661,771	3,647,245,814	7,646,292
7-10 Year Treasury Bond	660,144,460	3,737,755,975	(109,823,556)
10-20 Year Treasury Bond	526,889,492	433,294,392	(22,136,646)
20+ Year Treasury Bond	300,157,312	580,709,704	(60,227,998)
Short Treasury Bond	13,857,508,236	4,511,825,070	(564,358)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities

iShares ETF	Purchases	Sales

0-3 Month Treasury Bond	$—	$886,364
1-3 Year Treasury Bond	29,754,228,370	29,383,939,862
3-7 Year Treasury Bond	6,730,429,496	6,750,468,809
7-10 Year Treasury Bond	16,973,995,772	17,025,813,163
10-20 Year Treasury Bond	1,607,225,024	1,631,325,603
20+ Year Treasury Bond	6,791,206,326	6,677,935,520
25+ Year Treasury STRIPS Bond	122,412,321	128,756,961
Short Treasury Bond	3,267,143,037	5,562,734,716

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

0-3 Month Treasury Bond	$1,238,303,897	$135,957,195
1-3 Year Treasury Bond	8,017,250,147	5,789,902,977
3-7 Year Treasury Bond	3,240,508,231	3,591,358,450
7-10 Year Treasury Bond	18,649,922,264	14,920,293,514
10-20 Year Treasury Bond	1,696,981,172	488,973,447
20+ Year Treasury Bond	34,363,268,903	32,399,000,028
25+ Year Treasury STRIPS Bond	368,170,180	89,748,927
Short Treasury Bond	4,911,832,266	5,209,442,850

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to net operating losses and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)

0-3 Month Treasury Bond	$31,013	$(31,013)
1-3 Year Treasury Bond	18,421,285	(18,421,285)
3-7 Year Treasury Bond	56,806,717	(56,806,717)
7-10 Year Treasury Bond	(6,945,080)	6,945,080
10-20 Year Treasury Bond	(12,116,963)	12,116,963
20+ Year Treasury Bond	(167,944,778)	167,944,778
25+ Year Treasury STRIPS Bond	5,320,445	(5,320,445)
Short Treasury Bond	(4,913,996)	4,913,996

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

0-3 Month Treasury Bond Ordinary income	$219,773	$422,929

1-3 Year Treasury Bond Ordinary income	$50,332,045	$174,248,074

3-7 Year Treasury Bond Ordinary income	$78,273,861	$117,043,885

7-10 Year Treasury Bond Ordinary income	$127,547,995	$200,537,506

10-20 Year Treasury Bond Ordinary income	$21,118,312	$23,809,663
Long-term capital gains	—	11,266,469

	$21,118,312	$35,076,132

20+ Year Treasury Bond Ordinary income	$239,203,157	$270,834,183

iShares ETF	Year Ended 02/28/22	Period Ended 02/28/21

25+ Year Treasury STRIPS Bond Ordinary income	$5,793,042	$82,145

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements   (continued)

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

Short Treasury Bond Ordinary income	$—	$129,704,518

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

		Non-expiring
	Undistributed	Capital Loss	Net Unrealized	Qualified
iShares ETF	Ordinary Income	Carryforwards (a)	Gains (Losses) (b)	Late-Year Losses (c)	Total

0-3 Month Treasury Bond	$149,287	$—	$(49,825)	$—	$99,462
1-3 Year Treasury Bond	7,545,564	(42,610,037)	(322,344,702)	—	(357,409,175)
3-7 Year Treasury Bond	6,417,960	(39,554,644)	(376,743,839)	—	(409,880,523)
7-10 Year Treasury Bond	17,191,451	(413,135,943)	(684,706,418)	—	(1,080,650,910)
10-20 Year Treasury Bond	2,698,903	(97,165,427)	(87,030,097)	—	(181,496,621)
20+ Year Treasury Bond	23,546,953	(664,062,295)	(1,945,579,740)	—	(2,586,095,082)
25+ Year Treasury STRIPS Bond	764,222	—	8,012,927	(642,499)	8,134,650
Short Treasury Bond	—	—	(16,576,515)	(4,778,195)	(21,354,710)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended February 28, 2022, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized

25+ Year Treasury STRIPS Bond	$251,423

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

0-3 Month Treasury Bond	$2,039,538,840	$56,662	$(106,487)	$(49,825)
1-3 Year Treasury Bond	23,141,684,404	564,391	(322,909,093)	(322,344,702)
3-7 Year Treasury Bond	10,811,889,023	577,192	(377,321,031)	(376,743,839)
7-10 Year Treasury Bond	18,063,420,104	316,871	(685,023,289)	(684,706,418)
10-20 Year Treasury Bond	2,381,109,874	45,506	(87,075,603)	(87,030,097)
20+ Year Treasury Bond	18,268,479,354	939,666	(1,946,519,406)	(1,945,579,740)
25+ Year Treasury STRIPS Bond	315,863,298	8,236,799	(223,872)	8,012,927
Short Treasury Bond	16,312,896,208	102,720	(16,679,235)	(16,576,515)

8.	LINE OF CREDIT

The iShares 0-3 Month Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares 0-3 Month Treasury Bond ETF and iShares Short Treasury Bond ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the year ended February 28, 2022, the Funds did not borrow under the Credit Agreement or Syndicated Credit Agreement.

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements   (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

0-3 Month Treasury Bond
Shares sold	12,750,000	$1,275,235,864	9,150,000	$915,110,554
Shares redeemed	(1,450,000)	(145,027,767)	(1,800,000)	(180,028,772)

Net increase	11,300,000	$1,130,208,097	7,350,000	$735,081,782

1-3 Year Treasury Bond
Shares sold	95,300,000	$8,175,736,494	149,100,000	$12,877,231,889
Shares redeemed	(68,600,000)	(5,892,033,539)	(126,100,000)	(10,908,835,841)

Net increase	26,700,000	$2,283,702,955	23,000,000	$1,968,396,048

3-7 Year Treasury Bond
Shares sold	25,300,000	$3,269,142,901	38,000,000	$5,039,201,072
Shares redeemed	(27,900,000)	(3,618,534,265)	(28,500,000)	(3,780,673,340)

Net increase (decrease)	(2,600,000)	$(349,391,364)	9,500,000	$1,258,527,732

7-10 Year Treasury Bond
Shares sold	163,400,000	$18,777,676,334	126,000,000	$15,185,341,954
Shares redeemed	(130,700,000)	(15,010,971,222)	(186,300,000)	(22,457,204,759)

Net increase (decrease)	32,700,000	$3,766,705,112	(60,300,000)	$(7,271,862,805)

10-20 Year Treasury Bond
Shares sold	11,800,000	$1,724,670,427	6,800,000	$1,117,273,663
Shares redeemed	(3,500,000)	(503,275,054)	(5,600,000)	(906,662,378)

Net increase	8,300,000	$1,221,395,373	1,200,000	$210,611,285

20+ Year Treasury Bond
Shares sold	239,400,000	$34,663,997,215	138,100,000	$22,326,116,389
Shares redeemed	(227,500,000)	(32,677,826,494)	(171,700,000)	(27,291,567,350)

Net increase (decrease)	11,900,000	$1,986,170,721	(33,600,000)	$(4,965,450,961)

	Year Ended 02/28/22		Period Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

25+ Year Treasury STRIPS Bond
Shares sold	18,650,000	$368,671,051	1,400,000	$32,302,025
Shares redeemed	(4,250,000)	(90,232,017)	—	—

Net increase	14,400,000	$278,439,034	1,400,000	$32,302,025

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Short Treasury Bond
Shares sold	46,050,000	$5,082,727,211	87,950,000	$9,747,856,349
Shares redeemed	(49,500,000)	(5,468,238,550)	(124,630,000)	(13,796,981,330)

Net decrease	(3,450,000)	$(385,511,339)	(36,680,000)	$(4,049,124,981)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements   (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF,

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF,

iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF,

iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (eight of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF and iShares Short Treasury Bond ETF: statements of operations for the year ended February 28, 2022 and statements of changes in net assets for each of the two years in the period ended February 28, 2022.

iShares 0-3 Month Treasury Bond ETF: statement of operations for the year ended February 28, 2022 and statements of changes in net assets for the year ended February 28, 2022 and the period May 26, 2020 (commencement of operations) to February 28, 2021.

iShares 25+ Year Treasury STRIPS Bond ETF: statement of operations for the year ended February 28, 2022 and statements of changes in net assets for the year ended February 28, 2022 and the period September 22, 2020 (commencement of operations) to February 28, 2021.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

0-3 Month Treasury Bond	$340,874
1-3 Year Treasury Bond	43,398,406
3-7 Year Treasury Bond	77,281,266
7-10 Year Treasury Bond	119,467,439
10-20 Year Treasury Bond	22,080,362
20+ Year Treasury Bond	235,775,406
25+ Year Treasury STRIPS Bond	6,325,929

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

0-3 Month Treasury Bond	$343,031
1-3 Year Treasury Bond	46,677,598
3-7 Year Treasury Bond	78,259,849
7-10 Year Treasury Bond	137,247,639
10-20 Year Treasury Bond	22,564,851
20+ Year Treasury Bond	245,076,048
25+ Year Treasury STRIPS Bond	6,325,929

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends

0-3 Month Treasury Bond	$329,061
1-3 Year Treasury Bond	46,102,939
3-7 Year Treasury Bond	77,281,266
7-10 Year Treasury Bond	123,386,638
10-20 Year Treasury Bond	22,564,851
20+ Year Treasury Bond	245,076,048
25+ Year Treasury STRIPS Bond	6,325,929

I M P O R T A N T T A X I N F O R M A T I O N	61

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-3 Month Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF and iShares Short Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

0-3 Month Treasury Bond(a)	$0.027339	$—	$0.000839	$0.028178	97%	—%	3%		100%
1-3 Year Treasury Bond	0.185139	0.031906	—	0.217045	85	15	—		100
3-7 Year Treasury Bond(a)	0.934122	—	0.001721	0.935843	100	—	0	(b)	100
7-10 Year Treasury Bond	0.989253	—	—	0.989253	100	—	—		100
10-20 Year Treasury Bond(a)	2.210633	—	0.043217	2.253850	98	—	2		100
20+ Year Treasury Bond	2.238905	—	—	2.238905	100	—	—		100
25+ Year Treasury STRIPS Bond	0.398062	—	—	0.398062	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares 7-10 Year Treasury Bond ETF and the iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

S U P P L E M E N T A L I N F O R M A T I O N	63

Supplemental Information (unaudited)  (continued)

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the company to its staff which has been attributed to the funds in respect of the company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration

7-10 Year Treasury Bond	$1,579,685	$738,606	$841,079	661	$193,357	$19,983
20+ Year Treasury Bond	1,757,701	821,840	935,861	661	215,146	22,235

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)   Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)   Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	65

Trustee and Officer Information   (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information   (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices or Interactive Data Pricing and Reference Data LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•	iShares California Muni Bond ETF | CMF | NYSE Arca
•	iShares National Muni Bond ETF | MUB | NYSE Arca
•	iShares New York Muni Bond ETF | NYF | NYSE Arca
•	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

Municipal Bond Market Overview

U.S. municipal bonds lost ground in the 12-month period ended February 28, 2022, but they outperformed the broader taxable market. The S&P National AMT-Free Municipal Bond Index returned -0.50% for the period, exceeding the -2.64% return of the Bloomberg U.S. Aggregate Bond Index.

The weakness in the broader fixed-income market reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also announced its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022. Although Russia’s invasion of Ukraine led to a large increase in uncertainty and prompted investors to reduce their expectations for the extent of Fed tightening somewhat late in the period, limiting the extent of the typical “flight to quality” into higher-rated bonds.

The interest-rate backdrop weighed on returns across virtually all segments of the bond market, including municipal bonds. However, two key factors contributed to municipals’ positive relative performance. First, supply-and-demand conditions remained favorable. Strong demand for tax-exempt investments fueled steady, robust inflows into the market, more than offsetting an increase in new issuance. Second, municipal issuers’ credit quality improved due to the combination of the economic reopening, a strong recovery in tax receipts and substantial aid from the federal government. In addition to boosting investor sentiment, these factors contributed to a low default rate and a favorable ratio of ratings upgrades to downgrades for municipals.

Municipals’ yield spreads over U.S. Treasuries declined for much of the period in response to these constructive developments. However, the headlines out of Ukraine caused spreads to rise sharply in the first two months of 2022. Munis experienced negative impact from price performance over the full 12 months as a result, offsetting the contribution from yield. Lower-quality, higher-yielding issues—including many that were hardest hit in the pandemic-related selloff of early 2020—outperformed for most of the period before lagging considerably in the sell-off of January and February.

4	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the ICE AMT-Free California Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.13)%	2.67%	2.97%	(1.13)%	14.08%	34.02%
Fund Market	(1.24)	2.73	2.93	(1.24)	14.40	33.43
Index(a)	(0.95)	2.95	3.20	(0.95)	15.65	37.08
S&P California AMT-Free Municipal Bond Index™	(0.86)	2.97	3.21	(0.86)	15.75	37.20
ICE AMT-Free California Municipal Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through September 14, 2021 reflects the performance of the S&P California AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free California Municipal Index, which, effective as of September 15, 2021, replaced the S&P California AMT-Free Municipal Bond IndexTM as the underlying index of the fund.

(b)	The inception date of the ICE AMT-Free California Municipal Index was June 10, 2021. The cumulative total return for this index for the period June 10, 2021 through February 28, 2022 was -3.14%.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$968.70	$1.22		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® California Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	13.7%
AA+	12.4
AA	16.1
AA-	38.7
A+	3.5
A	4.7
A-	0.8
BBB+	0.3
Not Rated	9.8

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
San Diego Community College District GO, Series 2006, 5.00%, 08/01/43	0.6%
California Educational Facilities Authority RB, Series V-1, 5.00%, 05/01/49	0.6
State of California GO, 5.00%, 08/01/28	0.5
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.00%, 01/15/46	0.5
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25	0.5

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the ICE AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.54)%	2.93%	2.72%	(0.54)%	15.53%	30.75%
Fund Market	(0.73)	2.97	2.66	(0.73)	15.79	30.01
Index(a)	(0.46)	3.14	2.94	(0.46)	16.70	33.67
S&P National AMT-Free Municipal Bond Index™	(0.50)	3.13	2.94	(0.50)	16.65	33.61
ICE AMT-Free US National Municipal Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through September 14, 2021 reflects the performance of the S&P National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free US National Municipal Index, which, effective as of September 15, 2021, replaced the S&P National AMT-Free Municipal Bond IndexTM as the underlying index of the fund.

(b)	The inception date of the ICE AMT-Free US National Municipal Index was June 10, 2021. The cumulative total return for this index for the period June 10, 2021 through February 28, 2022 was -2.85%.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$971.50	$0.34		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	22.1%
AA+	19.7
AA	15.7
AA-	15.0
A+	6.7
A	3.9
A-	0.9
BBB+	2.8
BBB	4.4
BB+	0.0
Not Rated	8.8

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	22.3%
California	19.7
Texas	8.3
Massachusetts	5.2
New Jersey	5.0
Illinois	3.4
Washington	3.3
Pennsylvania	2.9
Maryland	2.5
Connecticut	2.3

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® New York Muni Bond ETF

Investment Objective

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the ICE AMT-Free New York Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.57)%	2.61%	2.72%	(0.57)%	13.73%	30.83%
Fund Market	(0.73)	2.62	2.73	(0.73)	13.81	30.96
Index(a)	(0.29)	2.82	2.92	(0.29)	14.90	33.37
S&P New York AMT-Free Municipal Bond Index™	(0.32)	2.81	2.92	(0.32)	14.87	33.33
ICE AMT-Free New York Municipal Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through September 14, 2021 reflects the performance of the S&P New York AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE AMT-Free New York Municipal Index, which, effective as of September 15, 2021, replaced the S&P New York AMT-Free Municipal Bond IndexTM as the underlying index of the fund.

(b)	The inception date of the ICE AMT-Free New York Municipal Index was June 10, 2021. The cumulative total return for this index for the period June 10, 2021 through February 28, 2022 was -2.85%.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$970.90	$1.22		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	22.6%
AA+	23.5
AA	16.1
AA-	8.7
A+	4.9
A	5.7
A-	2.1
BBB+	5.9
Not Rated	10.5

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
New York State Dormitory Authority RB, Series D, 4.00%, 02/15/47	0.8%
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.7
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.7
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.7
New York State Dormitory Authority RB, 5.00%, 03/15/31	0.6

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the ICE Short Maturity AMT-Free US National Municipal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.03)%	1.12%	0.87%	(1.03)%	5.74%	9.07%
Fund Market	(1.08)	1.18	0.87	(1.08)	6.03	9.07
Index(a)	(0.98)	1.32	1.12	(0.98)	6.78	11.74
S&P Short Term National AMT-Free Municipal Bond Index™	(1.00)	1.31	1.11	(1.00)	6.75	11.71
ICE Short Maturity AMT-Free US National Municipal Index(b)	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through September 14, 2021 reflects the performance of the S&P Short Term National AMT-Free Municipal Bond IndexTM. Index performance beginning on September 15, 2021 reflects the performance of the ICE Short Maturity AMT-Free US National Municipal Index, which, effective as of September 15, 2021, replaced the S&P Short Term National AMT-Free Municipal Bond IndexTM as the underlying index of the fund.

(b)

The inception date of the ICE Short Maturity AMT-Free US National Municipal Index was June 10, 2021. The cumulative total return for this index for the period June 10, 2021 through February 28, 2022 was -1.52%.

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$983.60	$0.34		$1,000.00	$1,024.40	$0.35		0.07%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2022 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)
AAA	29.7%
AA+	23.9
AA	14.6
AA-	9.2
A+	5.9
A	1.6
A-	0.1
BBB+	2.0
BBB	3.2
Not Rated	9.8

TEN LARGEST STATES

State	Percent of Total Investments	(a)
New York	15.7%
California	12.6
Texas	7.3
Massachusetts	5.9
Maryland	5.3
North Carolina	3.8
Washington	3.7
Virginia	3.7
New Jersey	3.6
Florida	2.9

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 98.9%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$226,502
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	568,975
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	317,144
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	276,600
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,246,797
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,244,492
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	685,108
Alameda County Transportation Commission RB, 4.00%, 03/01/22	1,265	1,265,000
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	3,241,731
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,113,782
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,300,069
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	222,304
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,667,283
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	558,242
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,330,496
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,211,337
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,394,482
4.00%, 04/01/47 (Call 04/01/27)	3,500	3,814,730
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,762,205
5.00%, 04/01/23	175	182,660
5.00%, 04/01/28	400	479,688
VRDN, 2.00%, 04/01/53 (Put 10/01/23)(b)(c)	1,955	1,970,101
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)(c)	1,200	1,216,154
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)(c)	750	782,924
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)(c)	750	774,753
Series F-1, 5.00%, 04/01/27 (PR 04/01/22)	1,000	1,003,648
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,200	1,204,378
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,360	1,364,962
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	8,150	8,789,611
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,651,956
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	522,052
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	595	621,242
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	4,750	4,959,494
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	261,697
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,046,675
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,106,369
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	620	620,759
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,473,155
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,408,792
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,099,397
5.00%, 10/01/49 (PR 04/01/26)	250	285,312
5.25%, 04/01/40	1,480	2,087,189
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,308,765
Series T-1, 5.00%, 03/15/39	700	954,542
Series U-3, 5.00%, 06/01/43	2,360	3,303,095
Series U-6, 5.00%, 05/01/45	5,010	7,088,269
Series U-7, 5.00%, 06/01/46	2,650	3,769,933
Series V-1, 5.00%, 05/01/29	500	617,692

Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/49	$7,260	$10,509,033
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	1,500	1,537,099
5.00%, 10/01/23	675	716,643
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,714,292
5.00%, 10/01/28 (Call 04/01/28)	545	656,526
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,178,006
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,364,293
5.00%, 10/01/48 (Call 04/01/28)	125	147,058
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,705,901
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	557,417
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	263,314
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	336,328
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	965,948
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,641,446
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	886,620
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	811,332
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,198,136
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	583,857
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	618,034
California State Public Works Board RB
5.00%, 06/01/26 (Call 06/01/22)	625	631,795
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,247,277
Series A, 5.00%, 09/01/22	575	587,359
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,003,648
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,350	1,354,925
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,455,290
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,350	1,470,532
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,376,312
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,397,891
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,505,473
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	406,478
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,085,935
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	511,861
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,085,165
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,003,648
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	720,502
Series B, 5.00%, 10/01/23	180	191,105
Series B, 5.00%, 10/01/25	1,075	1,208,424
Series B, 5.00%, 10/01/27	340	401,998
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	293,687
Series B, 5.00%, 05/01/35 (Call 05/01/31)	1,500	1,879,224
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,170,664
Series C, 5.00%, 11/01/24	1,155	1,264,967
Series C, 5.00%, 11/01/27	850	1,006,859
Series C, 5.00%, 11/01/29	1,530	1,886,383
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,806,501
Series D, 5.00%, 06/01/25	350	389,753
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	356,083
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	936,765
Series F, 5.00%, 05/01/23	795	832,331
Series F, 5.00%, 05/01/25	300	333,275
Series F, 5.00%, 05/01/27 (Call 05/01/25)	930	1,032,237
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	387,444
Series G, 5.00%, 11/01/23 (Call 11/01/22)	250	257,038
Series G, 5.00%, 11/01/26 (Call 11/01/22)	270	277,601
Series G, 5.00%, 11/01/27 (Call 11/01/22)	670	688,861
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,069,277

14	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 11/01/37 (Call 11/01/22)	$1,350	$1,388,004
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,114,605
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,400,906
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	1,025,536
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,731,332
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,572,878
California State University RB
5.00%, 11/01/26	370	429,250
Series A, 4.00%, 11/01/28 (PR 11/01/22)	200	204,309
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	730,299
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,673,881
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	543,949
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	215,995
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,012,879
Series A, 5.00%, 11/01/22	3,345	3,439,848
Series A, 5.00%, 11/01/23	1,165	1,240,942
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,677,128
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	439,480
Series A, 5.00%, 11/01/27 (Call 05/01/26)	2,085	2,378,544
Series A, 5.00%, 11/01/27 (PR 11/01/22)	2,015	2,071,725
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	439,507
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,161,390
Series A, 5.00%, 11/01/29 (PR 11/01/24)	200	219,746
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	607,002
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	554,867
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,810,090
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	583,116
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,705,977
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,197,495
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	561,637
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,648,121
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	3,119,533
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	523,592
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	564,054
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,780	2,067,268
Series A, 5.00%, 11/01/37 (PR 11/01/22)	325	334,149
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,330	1,490,923
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,861,894
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	549,304
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	735,608
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,863,301
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,199,274
Series A, 5.00%, 11/01/44 (PR 11/01/24)	1,290	1,417,193
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	858,788
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,452,862
Series A, 5.00%, 11/01/47 (Call 05/01/27)	605	700,046
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,050	4,826,152
Series B-3, VRDN, 4.00%, 11/01/51 (Put 05/01/23)(b)(c)	3,245	3,355,679
Series C, 4.00%, 11/01/45 (Call 11/01/30)	3,000	3,392,513
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	277,946
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,222,420
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	320,203
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	264,005
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,008,622
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	254,068
Series D, 0.00%, 08/01/26(a)	545	506,134

Security	Par (000)	Value

California (continued)
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	$1,000	$1,096,358
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,095,911
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	121,382
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	527,749
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,583,247
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,955,394
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,434,329
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,104,815
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,187,481
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	530,446
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,290	8,994,439
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	184,061
Series R1, 5.00%, 06/15/25	1,315	1,473,188
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	577,170
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	1,500	1,821,485
Series R-1, 5.00%, 06/15/22	1,660	1,681,170
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,420,614
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,737,884
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	550,437
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,565,893
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,501,781
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,198,608
Series B, 5.00%, 06/01/22	250	252,687
Series B, 5.00%, 06/01/23	735	772,026
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	960,353
Series B, 5.00%, 06/01/27	250	294,725
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	171,801
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	505,247
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,010,018
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	280	335,402
5.00%, 05/15/48 (Call 05/15/29)	1,000	1,186,132
Series A, 5.00%, 05/15/26	1,000	1,142,400
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,310,181
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	6,506,682
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	5,381,606
Series A, 5.00%, 05/15/40 (Call 11/15/29)	2,425	2,941,517
Series B, 4.00%, 05/15/40 (Call 05/15/30)	1,000	1,131,834
Series B, 5.00%, 05/15/25	1,135	1,262,677
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,237,965
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	504,497
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,100	2,630,856
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,311,098
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,705	3,311,658
Series B, 5.00%, 05/15/48 (Call 05/15/31)	450	547,662
Series C, 5.00%, 05/15/25	500	556,246
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,935,251
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,773,119
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,247,388
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	554,670

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	$1,000	$1,154,887
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,520,783
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,035	1,143,372
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,745,248
5.00%, 11/01/27 (Call 11/01/26)	1,925	2,239,879
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,627,237
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,249,799
5.00%, 11/01/34 (Call 11/01/26)	1,740	2,007,580
Series A, 4.00%, 11/01/39 (PR 05/01/22)	460	462,630
Series A, 4.00%, 11/01/41 (PR 05/01/22)	740	744,231
Series A, 4.00%, 11/01/50 (Call 11/01/30)	1,490	1,673,990
Series A, 5.00%, 11/01/32 (PR 05/01/22)	1,525	1,536,213
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,118,978
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,007,353
Series A, 5.00%, 11/01/37 (PR 05/01/22)	780	785,735
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,105	1,113,125
Series A, 5.00%, 11/01/50 (Call 11/01/30)	2,000	2,440,945
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,316,181
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,178,601
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,200	1,337,844
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	1,000	1,108,621
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	800	886,110
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	3,150	3,954,342
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	7,557,698
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,480,356
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	3,194,795
Series C, 5.00%, 09/01/28	370	449,795
Series C, 5.00%, 09/01/34 (Call 03/01/29)	850	1,040,546
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	125,214
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	146,096
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	323,355
4.00%, 08/01/32 (Call 08/15/25)	2,500	2,724,520
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,510,495
5.00%, 08/01/31 (Call 08/15/25)	2,335	2,623,243
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,563,330
Series A, 5.00%, 08/01/24 (PR 08/01/23)	565	596,767
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,964,579
Series B, 0.00%, 08/01/27 (AGM)(a)	320	289,011
Series B, 0.00%, 08/01/28 (AGM)(a)	150	132,047
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	552,678
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	515,025
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,533,019
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,670,382
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,323,078
Series B2, 4.00%, 08/01/22	1,425	1,444,861
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	7,163,931
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,131,727
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,177,294
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	903,600

Security	Par (000)	Value

California (continued)
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	$250	$253,055
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	834,732
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	556,215
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,138,107
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,101,570
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,000	1,116,961
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	279,156
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	334,885
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	601,516
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,250,767
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,161,868
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	905,447
Series B, 5.00%, 06/01/22	205	207,270
Series B, 5.00%, 06/01/23	1,510	1,586,260
Series B, 5.00%, 06/01/24	850	923,032
Series B, 5.00%, 06/01/25	325	363,453
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,594,803
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,170,623
Series C, 4.00%, 06/01/45 (Call 06/01/25)	4,660	5,000,382
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,679,458
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,782,721
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,169,500
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	545,729
Series C, 0.00%, 08/01/32(a)	700	557,284
Series C, 0.00%, 08/01/33(a)	125	96,661
Series C, 0.00%, 08/01/34(a)	2,050	1,539,672
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	268,940
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	1,510	1,655,997
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,000	2,156,452
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	127,642
Series C, 0.00%, 08/01/46(a)	985	453,753
Series C, 0.00%, 08/01/51(a)	1,155	464,406
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,311,636
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	5,352,334
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	562,876
0.00%, 01/15/34 (AGM)(a)	3,500	2,560,379
0.00%, 01/15/35 (AGM)(a)	300	212,525
Series A, 0.00%, 01/01/23 (ETM)(a)	225	223,218
Series A, 0.00%, 01/15/23 (AGM)(a)	500	494,540
Series A, 0.00%, 01/01/25 (ETM)(a)	880	845,564
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,099,417
Series A, 0.00%, 01/01/28 (ETM)(a)	440	398,782
Series A, 0.00%, 01/01/29 (ETM)(a)	500	443,374
Series A, 0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR)(a)	320	277,025
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,021,624

16	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 0.00%, 01/15/37 (AGM)(a)	$3,000	$1,990,652
Series A, 4.00%, 01/15/46 (Call 01/15/31)	10,000	10,976,750
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,202,590
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,661,488
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,076,595
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,200	1,252,987
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,151,898
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,064,001
5.00%, 08/01/22	175	178,183
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	4,120,317
Series A, 4.00%, 08/01/46 (Call 08/01/27)	5,405	5,989,123
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,169,964
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	382,387
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	134,737
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,114,837
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,107,484
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,088,868
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	569,158
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,150,641
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	220,720
Series B, 5.00%, 08/01/39 (PR 08/01/22)	2,120	2,158,295
Series C, 4.00%, 08/01/22	865	877,201
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	444,522
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	332,093
Long Beach Unified School District GO
Series B, 3.00%, 08/01/48 (Call 08/01/29)	650	652,490
Series B, 3.00%, 08/01/50 (Call 08/01/29)	5,345	5,358,431
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	564,400
Series B, 5.00%, 08/01/22	2,000	2,036,380
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,158,208
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	100,523
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,171,873
Series A, 5.00%, 08/01/23	835	882,677
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,372,196
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	255,925
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	511,851
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,505	4,906,144
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	5,189,295
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	571,748
Series C, 5.00%, 08/01/22	745	758,709
Series C, 5.00%, 08/01/25	345	387,487
Series C, 5.00%, 06/01/26	2,395	2,758,491
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	873,500
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,101,283
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,503,299
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,603,946
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	559,733
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,202,318

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/35 (Call 06/01/30)	$930	$1,074,436
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,434,315
Series A, 5.00%, 07/01/23	770	811,113
Series A, 5.00%, 06/01/24	1,000	1,084,290
Series A, 5.00%, 07/01/24	1,955	2,124,481
Series A, 5.00%, 06/01/25	1,045	1,166,517
Series A, 5.00%, 06/01/26	745	855,407
Series A, 5.00%, 06/01/27	310	364,945
Series A, 5.00%, 06/01/28	1,030	1,243,817
Series A, 5.00%, 07/01/28 (Call 07/01/27)	175	207,115
Series A, 5.00%, 06/01/30	3,950	4,967,505
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,505,488
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	1,894,211
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,123,765
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	310,186
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,754,716
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,585,524
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,171,173
Series A, 5.00%, 06/01/35 (Call 06/01/30)	3,000	3,729,579
Series A, 5.00%, 06/01/36 (Call 06/01/30)	2,750	3,410,806
Series A, 5.00%, 06/01/37 (Call 06/01/30)	1,065	1,319,793
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,171,729
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,627,153
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,381,464
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,542,452
Series A, 5.00%, 07/01/40 (Call 07/01/31)	3,500	4,443,510
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,797,467
Series A, 5.00%, 07/01/44 (Call 07/01/28)	2,000	2,389,762
Series A, 5.00%, 07/01/46 (Call 07/01/31)	1,490	1,864,237
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	172,369
5.00%, 08/01/42 (Call 08/01/22)	500	509,032
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	546,393
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,043,039
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	594,438
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,218,644
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	923,554
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	559,084
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/23 (Call 01/01/23)	370	382,296
Series A, 5.00%, 07/01/24 (Call 01/01/23)	1,045	1,080,719
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	904,685
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,422,762
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,163,523
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,102,328
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	941,988
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	688,221
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	797,200
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,797,444
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,117,976
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,143,562
Series B, 5.00%, 07/01/23	2,195	2,311,597
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	352,114
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,025	1,078,746
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,669,857

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/26 (Call 06/01/26)	$640	$735,132
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,051,889
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	615,275
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	525,808
Series B, 5.00%, 07/01/31 (Call 07/01/23)	955	1,004,163
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	2,132,983
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,500,123
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,700	3,747,265
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,001,893
Series C, 5.00%, 07/01/23	100	105,312
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,010	1,096,827
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,171,452
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,155,682
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,794,961
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,679,516
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,005,609
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	540,698
Series E, 5.00%, 07/01/23	585	616,075
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	540,698
Los Angeles Department of Water & Power RB
5.00%, 07/01/40 (Call 07/01/31)	2,000	2,496,389
Series A, 5.00%, 07/01/27	2,900	3,417,490
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,902,840
Series B, 5.00%, 07/01/40 (Call 07/01/30)	2,500	3,072,406
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,226,495
Series D, 5.00%, 07/01/37 (Call 07/01/29)	4,865	5,941,700
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,794,961
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,497,426
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,301,099
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,266,136
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,295,098
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,597,760
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,170,192
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,275	2,760,905
Series B, 4.00%, 07/01/27	415	468,783
Series B, 5.00%, 07/01/23	290	305,405
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,415	2,540,312
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	546,769
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	615,035
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,408,556
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	525,330
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,073,684
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,885,419
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	279,888
Series B, 5.00%, 07/01/49 (Call 01/01/31)	2,000	2,443,177
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	3,114,800
Series C, 5.00%, 07/01/40 (Call 07/01/30)	3,000	3,699,836
Los Angeles Unified School District/CA GO
5.00%, 07/01/27	1,250	1,473,056
Series A, 5.00%, 07/01/22	2,300	2,333,721
Series A, 5.00%, 07/01/23	625	658,456
Series A, 5.00%, 07/01/24	1,970	2,142,208
Series A, 5.00%, 07/01/25	5,045	5,638,393
Series A, 5.00%, 07/01/26	5,535	6,359,656
Series A, 5.00%, 07/01/27	3,500	4,124,557
Series A, 5.00%, 07/01/28	2,750	3,314,129
Series A, 5.00%, 07/01/29	1,850	2,276,266
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,114,504

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/40 (Call 07/01/25)	$4,000	$4,427,720
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,144,009
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,735,438
Series B-1, 4.00%, 07/01/24	740	787,729
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	595,546
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	595,353
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,376,552
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,185,627
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,390,058
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	1,033,288
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,163,200
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,085,485
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	499,101
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,949,972
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	811,407
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	4,006,457
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	227,067
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	6,225	7,015,090
Series RYQ, 5.00%, 07/01/28	1,000	1,205,138
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	2,025	2,354,623
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	625,710
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/01/27)	2,400	2,701,053
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	250	93,058
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	452,340
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	5,328,546
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	230	240,213
Series A, 5.00%, 07/01/25	125	139,919
Series A, 5.00%, 07/01/26	1,000	1,150,807
Series A, 5.00%, 07/01/27	790	932,748
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	557,252
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,705,711
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,127,872
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,075	1,307,899
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,449,852
Series A, 5.00%, 07/01/40 (Call 07/01/25)	1,525	1,694,356
Series A, 5.00%, 10/01/45 (Call 10/01/29)	1,085	1,316,819
Series A, 5.00%, 10/01/49 (Call 10/01/29)	4,550	5,494,198
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	507,179
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,172,844
Series C, 5.00%, 10/01/27	975	1,162,559
Series C, 5.00%, 07/01/38 (Call 07/01/30)	3,000	3,746,456
Series E, 5.00%, 07/01/23	220	231,777
Series G, 5.00%, 07/01/28 (Call 07/01/22)	720	729,658
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	3,434,062
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	446,429
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,035,958
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,143,060
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,425,854
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	1,966,649
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	278,837

18	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	$1,200	$1,319,414
Series B, 5.00%, 11/01/24	375	411,947
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,549,335
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	577,134
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,214,160
Newport Mesa Unified School District GO
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	432,007
Series 2005, 0.00%, 08/01/34(a)	1,715	1,288,067
Series 2005, 0.00%, 08/01/36(a)	2,625	1,830,159
Series 2005, 0.00%, 08/01/38(a)	500	321,243
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,033,328
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,282,141
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	7,341,030
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,364,323
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,230,365
5.00%, 02/15/30 (Call 02/15/29)	500	611,141
5.00%, 02/15/41 (Call 02/15/29)	500	605,497
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	7,300	7,370,646
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,375,633
Series C, 5.00%, 08/15/25	175	196,712
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,767,743
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	272,204
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,170,625
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	298,454
Series D, 0.00%, 08/01/42(a)	200	110,897
Series D, 0.00%, 08/01/46(a)	1,300	592,883
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,315,558
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,194,325
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,093,418
Poway Unified School District GO
0.00%, 08/01/33(a)	250	190,723
0.00%, 08/01/35(a)	500	358,582
0.00%, 08/01/36(a)	1,000	694,233
0.00%, 08/01/38(a)	755	490,608
0.00%, 08/01/46(a)	3,450	1,544,460
Series A, 0.00%, 08/01/31(a)	790	638,934
Series A, 0.00%, 08/01/32(a)	380	298,503
Series B, 0.00%, 08/01/34(a)	7,165	5,302,701
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,441,152
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	568,950
Riverside County Transportation Commission RB
5.00%, 06/01/25	420	468,413
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	478,606
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,450	1,526,410
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,059,523
Series B, 0.00%, 06/01/41(a)	2,500	1,361,566
Series B, 5.00%, 06/01/24	685	741,783
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	368,822

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/37 (Call 12/01/27)	$1,000	$1,186,118
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,801,064
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,184,307
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,909,254
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	1,154	1,303,468
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	2,500	2,808,010
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,233,326
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	6,650,691
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,105,357
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,129,144
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	802,529
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/28	1,000	1,221,519
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,638,424
Series A, 5.00%, 12/01/27	750	895,501
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	3,125,630
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,073,420
Series A, 5.00%, 12/01/50 (Call 12/01/30)	875	1,070,374
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,261,902
Series A, 5.00%, 08/15/49 (Call 04/20/23)(b)(c)	3,245	3,387,670
Series B, VRDN, 5.00%, 08/15/49 (Put 04/18/25)(b)(c)	1,000	1,110,730
Series D, 5.00%, 08/15/22	325	331,483
Series E, 5.00%, 08/15/23	450	476,252
Series E, 5.00%, 08/15/24	500	544,164
Series F, 5.00%, 08/15/22	135	137,693
Series F, 5.00%, 08/15/23	1,000	1,058,338
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,238,365
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,226,218
Series H, 4.00%, 08/15/40 (Call 08/15/30)	1,275	1,461,514
Series H, 4.00%, 08/15/45 (Call 08/15/30)	5,375	6,084,857
Series H, 5.00%, 08/15/50 (Call 08/15/30)	2,020	2,462,473
Series I, 5.00%, 08/15/27	1,000	1,182,958
Series K, 5.25%, 07/01/24 (AMBAC)	190	200,090
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/16/27)	500	566,144
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,598,146
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,651,480
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,500,788
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	555,605
5.00%, 08/01/22	100	101,819
5.00%, 08/01/23 (PR 08/01/22)	1,070	1,089,328
5.00%, 08/01/24	500	544,772
5.00%, 08/01/27 (Call 08/01/26)	500	578,330
5.00%, 08/01/28 (Call 08/01/26)	530	612,537
5.00%, 08/01/28 (PR 08/01/22)	770	783,909
5.00%, 08/01/30 (PR 08/01/26)	650	750,017
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,348,131
5.00%, 08/01/41 (PR 08/01/26)	500	576,936
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	264,056
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	9,995	10,556,969

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	$2,000	$2,237,446
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,799,401
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,387,735
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,151,506
Series A, 5.00%, 07/01/43 (PR 07/01/23)	255	268,580
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	472,294
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	470,332
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,424,574
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,404,229
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,805,484
Series A, 5.00%, 04/01/22	500	501,837
Series A, 5.00%, 10/01/22	1,500	1,536,655
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,259,577
Series A, 5.00%, 04/01/42 (PR 04/01/22)	1,500	1,505,473
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,255,489
Series A, 5.00%, 04/01/48 (PR 04/01/22)	4,500	4,516,418
Series A, 5.00%, 04/01/48 (PR 04/01/24)	400	431,349
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	5,387,680
San Diego County Water Authority RB
5.00%, 05/01/25	1,250	1,395,238
5.00%, 05/01/31 (PR 11/01/22)	605	622,032
5.00%, 05/01/34 (PR 11/01/22)	500	514,076
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,000	4,807,705
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	650	655,916
5.00%, 05/15/23	985	1,033,012
5.00%, 05/15/25	1,000	1,116,494
Series A, 4.00%, 08/01/45 (Call 08/01/30)	2,130	2,396,217
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	571,639
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	597,787
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,104,441
Series B, 5.00%, 08/01/22	315	320,743
Series B, 5.00%, 08/01/23	165	174,301
Series B, 5.00%, 08/01/24	1,000	1,089,044
Series B, 5.00%, 08/01/25	255	285,949
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,728,028
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	840	700,134
Series C, 0.00%, 07/01/35(a)	300	214,773
Series C, 0.00%, 07/01/36(a)	1,240	859,179
Series C, 0.00%, 07/01/38(a)	1,930	1,250,824
Series C, 0.00%, 07/01/39(a)	1,100	687,656
Series C, 0.00%, 07/01/42(a)	215	120,464
Series C, 0.00%, 07/01/45(a)	2,780	1,399,449
Series C, 0.00%, 07/01/46(a)	500	242,803
Series C, 0.00%, 07/01/47(a)	1,100	516,347
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	848,193
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,193,530
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,578,802
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	1,066,203
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	500	560,397
Series D-2, 5.00%, 07/01/22	1,560	1,582,240
Series E, 0.00%, 07/01/32(a)	690	541,472
Series E, 0.00%, 07/01/42(a)	1,340	1,221,821
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,859,441
Series E, 0.00%, 07/01/49(a)	4,000	1,757,352
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,627,641
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	1,000	440,207

Security	Par (000)	Value

California (continued)
Series I, 4.00%, 07/01/47 (Call 07/01/27)	$2,000	$2,211,547
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,167,276
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	2,275,913
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	1,122,506
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	2,000	2,005,560
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	3,046,162
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	3,345	3,810,617
Series R-1, 0.00%, 07/01/31(a)	1,820	1,471,023
Series R-2, 0.00%, 07/01/40(a)	800	894,816
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	501,705
Series R-3, 5.00%, 07/01/23	375	394,869
Series R-4, 5.00%, 07/01/24	325	353,175
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	391,046
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	200,984
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	549,378
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	241,436
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	260,555
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	214,847
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,114,616
Series A, 5.00%, 08/01/47 (Call 08/01/27)	2,515	2,914,233
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	3,714,105
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	1,000	1,126,463
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	2,033,233
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	4,210,949
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,500	2,466,118
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,149,506
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,430,246
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,220,986
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,112,752
Series A, 5.00%, 07/01/36 (PR 07/01/22)	505	512,268
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/02/22)	1,100	1,108,131
Series A, 5.00%, 05/01/22	365	367,684
Series A, 5.00%, 05/01/26	1,000	1,138,184
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,510,570
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	436,586
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,734,357
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	260,222
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	2,970,774
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,721,437
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,535,957
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,073,691
Series D, 5.00%, 05/01/24	1,025	1,105,448
Series D, 5.00%, 05/01/25	250	277,647
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,322,106
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	877,578
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	1,111,439
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	2,267,262
Series A, 5.00%, 10/01/46 (Call 10/01/31)	1,000	1,242,513
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	965,546
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,175	2,210,210
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,178,994
Series C, VRDN, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	2,070	2,095,877

20	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco County Transportation Authority RB
4.00%, 02/01/25	$2,020	$2,179,442
4.00%, 02/01/26	1,400	1,543,550
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	805,766
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,714,966
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	544,189
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/23 (ETM)(a)	450	446,621
0.00%, 01/01/26 (ETM)(a)	280	264,740
0.00%, 01/01/28 (ETM)(a)	750	678,957
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,212,809
5.00%, 01/15/31	1,500	1,839,769
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,969,107
Series A, 0.00%, 01/15/26 (NATL)(a)	400	370,907
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	828,678
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,839,233
Series A, 5.00%, 01/15/50 (PR 01/15/25)	3,750	4,143,390
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,671,581
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	1,010	1,060,102
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,663,732
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	329,977
San Juan Unified School District GO, Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,524,403
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	576,237
Series B, 0.00%, 08/01/38(a)	565	358,333
Series B, 0.00%, 08/01/47(a)	500	223,808
Series B, 0.00%, 08/01/51(a)	1,500	579,167
Series C, 5.00%, 08/01/40 (PR 02/01/24)	480	515,779
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	873,134
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	279,652
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,620,101
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,012,849
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,749,299
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	486,268
5.00%, 08/01/49 (Call 08/01/29)	880	1,069,018
Series B, 5.00%, 08/01/25	4,740	5,316,973
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,456,550
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	491,567
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,915	2,147,197
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,573,981
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	320,676
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	4,500	4,932,541
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	3,157,325
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,567,731
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,674,267

Security	Par (000)	Value

California (continued)
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	$565	$640,001
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	784,854
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,590	4,284,905
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,065,339
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,511,030
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	1,123,100
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,267,470
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,192,113
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,085,022
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	370	375,399
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,278,447
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,066,032
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	717,599
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,066,351
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,106,882
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,209,630
Series C, 0.00%, 08/01/41(a)	650	381,416
Series C, 0.00%, 08/01/46(a)	1,000	456,133
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	561,932
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	3,515	3,540,845
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,366,748
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,546,392
5.00%, 12/01/28	1,000	1,221,519
5.00%, 12/01/30	5,000	6,367,984
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,269,146
Series AS, 5.00%, 12/01/22 (ETM)	10	10,307
Series AS, 5.00%, 12/01/23	250	266,952
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,546,243
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,055	1,162,191
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,450,474
Series AS, 5.00%, 12/01/29 (PR 12/01/24)	4,325	4,764,431
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,100,029
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,040	1,207,094
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,224,998
Series AX, 5.00%, 12/01/22	500	515,822
Series BA, 5.00%, 12/01/24	140	154,224
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,500	3,060,940
Series BB, 5.00%, 12/01/25	175	198,585
Series BB, 5.00%, 12/01/26	1,750	2,040,787
Series BB, 5.00%, 12/01/28	2,010	2,455,254
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,543,311
State of California GO
2.00%, 11/01/22	5,450	5,492,836
2.38%, 12/01/43 (Call 12/01/30)	925	846,263
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,721,963
3.00%, 12/01/22	400	406,408
3.00%, 10/01/32 (Call 04/01/23)	820	827,713
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,961,692
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,937,502
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,420,723
3.00%, 03/01/46 (Call 03/01/30)	1,000	1,002,045

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
3.00%, 03/01/50 (Call 03/01/30)	$505	$498,227
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,479,545
4.00%, 05/01/23	1,050	1,086,435
4.00%, 03/01/24	1,500	1,581,664
4.00%, 04/01/24	1,155	1,220,994
4.00%, 03/01/25	475	512,120
4.00%, 11/01/25	235	256,947
4.00%, 10/01/27	1,740	1,968,653
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,603,221
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,931,289
4.00%, 09/01/34 (Call 09/01/26)	820	905,146
4.00%, 10/01/34 (Call 04/01/31)	1,500	1,735,550
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,013,266
4.00%, 10/01/35 (Call 04/01/31)	1,735	2,000,648
4.00%, 03/01/36 (Call 03/01/30)	2,000	2,287,718
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,199,452
4.00%, 10/01/36 (Call 10/01/29)	4,125	4,699,224
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,315,097
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,846,562
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,231,249
4.00%, 03/01/38 (Call 03/01/30)	1,000	1,140,500
4.00%, 11/01/38 (Call 11/01/30)	1,500	1,726,759
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,702,217
4.00%, 10/01/44 (Call 10/01/29)	5,170	5,818,100
4.00%, 11/01/44 (Call 11/01/24)	975	1,033,183
4.00%, 03/01/45 (Call 03/01/25)	500	532,837
4.00%, 08/01/45 (Call 08/01/25)	250	268,387
4.00%, 03/01/46 (Call 03/01/30)	1,960	2,203,489
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,647,995
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,606,416
5.00%, 04/01/22	1,750	1,756,284
5.00%, 09/01/22	1,000	1,021,139
5.00%, 10/01/22	5,020	5,142,671
5.00%, 12/01/22	1,835	1,891,665
5.00%, 08/01/23	955	1,007,584
5.00%, 09/01/23	3,720	3,935,466
5.00%, 10/01/23	1,300	1,378,932
5.00%, 11/01/23	1,675	1,781,315
5.00%, 12/01/23	500	533,092
5.00%, 03/01/24	150	161,117
5.00%, 08/01/24	750	816,783
5.00%, 09/01/24	6,530	7,129,886
5.00%, 10/01/24	2,455	2,687,366
5.00%, 11/01/24	1,910	2,096,070
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,429,670
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,037,923
5.00%, 03/01/25	250	276,858
5.00%, 04/01/25	2,700	2,997,452
5.00%, 08/01/25	2,910	3,262,145
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,654,609
5.00%, 10/01/25	1,555	1,751,482
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,213,874
5.00%, 11/01/25	1,100	1,241,898
5.00%, 11/01/25 (Call 11/01/23)	300	319,504
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,067,806
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,382,736
5.00%, 04/01/26	3,085	3,519,436
5.00%, 08/01/26	6,460	7,436,061
5.00%, 08/01/26 (Call 08/01/25)	1,775	1,987,902
5.00%, 09/01/26	545	628,736

Security	Par (000)	Value

California (continued)
5.00%, 10/01/26	$2,000	$2,312,317
5.00%, 10/01/26 (Call 10/01/24)	750	819,985
5.00%, 10/01/26 (Call 04/01/26)	3,115	3,556,321
5.00%, 11/01/26	2,500	2,896,663
5.00%, 02/01/27 (Call 02/01/23)	1,835	1,904,073
5.00%, 03/01/27 (Call 03/01/25)	1,375	1,518,446
5.00%, 04/01/27	1,675	1,961,338
5.00%, 08/01/27	1,685	1,988,595
5.00%, 08/01/27 (Call 08/01/25)	525	586,666
5.00%, 08/01/27 (Call 08/01/26)	500	575,084
5.00%, 09/01/27 (Call 09/01/26)	3,640	4,195,832
5.00%, 10/01/27	4,770	5,650,999
5.00%, 10/01/27 (Call 04/01/23)	475	495,844
5.00%, 11/01/27	570	676,547
5.00%, 11/01/27 (Call 11/01/23)	700	745,150
5.00%, 12/01/27	1,045	1,242,654
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,117,105
5.00%, 08/01/28 (Call 08/01/26)	8,135	9,352,860
5.00%, 08/01/28 (Call 08/01/27)	2,385	2,809,284
5.00%, 09/01/28 (Call 09/01/26)	2,190	2,523,384
5.00%, 10/01/28	8,525	10,322,846
5.00%, 11/01/28	4,035	4,894,421
5.00%, 11/01/28 (Call 11/01/27)	1,630	1,930,799
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,037,455
5.00%, 04/01/29	4,375	5,352,406
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,176,192
5.00%, 09/01/29 (Call 09/01/26)	3,145	3,622,284
5.00%, 10/01/29	1,500	1,853,663
5.00%, 10/01/29 (Call 04/01/23)	6,550	6,835,978
5.00%, 10/01/29 (Call 04/01/26)	750	854,337
5.00%, 11/01/29	1,500	1,856,675
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,890,117
5.00%, 12/01/29	1,390	1,723,301
5.00%, 04/01/30	350	437,010
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,223,376
5.00%, 08/01/30 (Call 08/01/27)	620	728,535
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,204,241
5.00%, 10/01/30	3,000	3,781,332
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,126,258
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,529,729
5.00%, 12/01/30	4,465	5,645,043
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,308,323
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,243,745
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,301,638
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,072,805
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,210,952
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,180,379
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,208,101
5.00%, 11/01/31 (Call 11/01/30)	4,000	5,042,572
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,096,437
5.00%, 04/01/32	4,000	5,176,572
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,148,956
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,451,046
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,087,453
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,231,059
5.00%, 10/01/32 (Call 04/01/31)	1,145	1,453,530
5.00%, 12/01/32 (Call 06/01/26)	500	571,431
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,073,227
5.00%, 03/01/33 (Call 03/01/30)	2,500	3,099,709
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,296,667

22	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 04/01/33 (Call 04/01/29)	$840	$1,022,237
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,246,215
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,728,444
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,724,819
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,494,917
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,462,693
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,521,079
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,205,422
5.00%, 12/01/34 (Call 12/01/30)	1,750	2,202,165
5.00%, 03/01/35 (Call 03/01/30)	1,890	2,338,816
5.00%, 04/01/35 (Call 04/01/29)	2,000	2,432,602
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,743,285
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,199,470
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,574,788
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,354,928
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,261,358
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,294,130
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,865,932
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,541,187
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,366,993
5.00%, 10/01/37 (Call 10/01/31)	2,000	2,553,287
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,203,043
5.00%, 02/01/38 (Call 02/01/23)	4,545	4,709,710
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,571,302
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,356,996
5.00%, 10/01/39 (Call 10/01/29)	1,500	1,837,602
5.00%, 11/01/39 (Call 11/01/28)	5,000	6,000,702
5.00%, 04/01/42 (Call 04/01/22)	1,470	1,474,684
5.00%, 09/01/42 (Call 09/01/22)	1,235	1,258,052
5.00%, 04/01/43 (Call 04/01/23)	1,010	1,052,086
5.00%, 11/01/43 (Call 11/01/23)	4,725	5,013,587
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,776,538
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,704,600
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,138,671
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,468,203
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,211,493
5.00%, 11/01/47 (Call 11/01/27)	800	934,869
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,415,032
5.25%, 09/01/22	2,815	2,877,992
5.25%, 10/01/22	600	615,529
5.25%, 02/01/23	500	519,675
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,891,268
5.25%, 08/01/32 (AGM)	1,825	2,393,625
Series A, 5.00%, 10/01/24	3,525	3,858,641
series B, 5.00%, 10/01/22	2,000	2,048,873
Series B, 5.00%, 09/01/22	1,220	1,245,789
Series B, 5.00%, 08/01/24	815	887,571
Series B, 5.00%, 09/01/24	2,945	3,215,546
Series B, 5.00%, 09/01/25	1,880	2,112,558
Series B, 5.00%, 08/01/26	2,280	2,624,492
Series B, 5.00%, 09/01/26	790	911,379
Series B, 5.00%, 11/01/31 (Call 11/01/30)	1,000	1,260,643
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	874,128
Series C, 5.00%, 08/01/32 (Call 02/01/25)	250	274,977
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	527,811
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	538,962
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NATL)(a)	1,000	873,630

Security	Par (000)	Value

California (continued)
University of California RB
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	$2,500	$2,613,840
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,044,921
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,045,906
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,305	3,454,277
Series AK, VRDN, 5.00%, 05/15/48(b)(c)	4,465	4,686,506
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	129,683
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	531,131
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	205	221,794
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,411,170
Series AO, 5.00%, 05/15/22	1,420	1,432,601
Series AO, 5.00%, 05/15/23	1,020	1,069,844
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,355,164
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	444,996
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,320,548
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,105,858
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,100,916
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,430,831
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	547,270
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,279,797
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,819,790
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,734,654
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,350,606
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,172,583
Series AY, 5.00%, 05/15/25	300	334,748
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,168,339
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,483,970
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	5,407,535
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	556,757
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	897,805
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	3,705	4,416,590
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	296,555
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	599,123
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,020,800
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,147,536
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	754,270
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,800,493
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	1,500	1,676,301
Series BE, 5.00%, 05/15/41 (Call 05/15/30)	3,000	3,672,038
Series BH, 3.00%, 05/15/22	100	100,483
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	950	1,073,051
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	2,260,321
Series G, 5.00%, 05/15/24 (PR 05/15/22)	15	15,135
Series G, 5.00%, 05/15/25 (PR 05/15/22)	485	489,362
Series G, 5.00%, 05/15/26 (PR 05/15/22)	240	242,159
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	393,516
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	338,013
Series G, 5.00%, 05/15/37 (Call 05/15/22)	710	716,401
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	665,936
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,077,495
Series I, 5.00%, 05/15/24	290	313,533
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	388,906
Series I, 5.00%, 05/15/29 (Call 05/15/25)	200	221,701
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,057,696
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	596,985
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,239,211
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	567,483
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	272,989
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,163,994
Series M, 5.00%, 05/15/47 (Call 05/15/27)	3,165	3,653,318

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® California Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series M, 5.00%, 05/15/52 (Call 05/15/27)	$250	$288,170
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	571,155
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,181,091
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	606,742
Series Q, 4.00%, 05/15/37 (Call 05/15/31)	2,360	2,725,394
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	6,390	7,872,378
Series S, 5.00%, 05/15/24 (Call 05/15/22)	520	524,688
Series S, 5.00%, 05/15/25 (Call 05/15/22)	515	519,643
Series S, 5.00%, 05/15/26 (Call 05/15/22)	260	262,344
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	500	514,076
West Valley-Mission Community College District GO
Series A, 4.00%, 08/01/22	715	725,116
Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	268,731
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	756,969
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	930,796
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	245,731
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	521,110

		1,817,773,119

Total Municipal Debt Obligations — 98.9% (Cost: $1,802,275,837)		1,817,773,119

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.01%(d)(e)	5,942	$5,938,909

Total Short-Term Investments — 0.3% (Cost: $5,938,909)		5,938,909

Total Investments in Securities — 99.2% (Cost: $1,808,214,746)		1,823,712,028

Other Assets, Less Liabilities — 0.8%		15,589,668

Net Assets — 100.0%		$1,839,301,696

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$11,563,561	$—	$(5,611,404	)(a)	$(6,037)	$(7,211)	$5,938,909	5,942	$13,965	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,817,773,119	$—	$1,817,773,119
Money Market Funds	5,938,909	—	—	5,938,909

	$5,938,909	$1,817,773,119	$—	$1,823,712,028

See notes to financial statements.

24	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.6%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$3,410	$3,483,291
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,553,733
5.00%, 09/01/27 (PR 09/01/24)	1,710	1,868,862
5.00%, 09/01/30 (PR 09/01/24)	2,025	2,213,126
Series 2007-2, Class A4, 5.00%, 09/01/28 (PR 09/01/24)	3,500	3,825,156
Series A, 4.00%, 06/01/37 (PR 09/01/27)	5,290	6,004,176
Series A, 5.00%, 09/01/35 (PR 09/01/26)	8,575	9,928,962
Series A, 5.00%, 09/01/36 (PR 09/01/26)	7,000	8,105,276
Series B, 5.00%, 09/01/23	3,105	3,288,191
Series B, 5.00%, 09/01/24	3,940	4,306,033
Series B, 5.00%, 09/01/26	2,640	3,056,847
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	3,525	3,771,047
Alabama Public School and College Authority RB
Series A, 4.00%, 11/01/36 (Call 11/01/30)	2,500	2,891,114
Series A, 4.00%, 11/01/38 (Call 11/01/30)	1,605	1,851,757
Series A, 5.00%, 11/01/22	1,810	1,860,708
Series A, 5.00%, 11/01/23	11,000	11,707,614
Series A, 5.00%, 11/01/25	3,800	4,293,104
Series A, 5.00%, 11/01/26	1,000	1,161,116
Series A, 5.00%, 11/01/27	7,850	9,340,822
Series A, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,284,917
Series A, 5.00%, 11/01/33 (Call 11/01/30)	4,300	5,399,773
Series A, 5.00%, 11/01/34 (Call 11/01/30)	9,000	11,265,059
Series A, 5.00%, 11/01/35 (Call 11/01/30)	6,000	7,502,622
Series A, 5.00%, 11/01/39 (Call 11/01/30)	13,805	17,023,398
Series B, 5.00%, 01/01/23	5,255	5,436,855
Series B, 5.00%, 01/01/26 (Call 07/01/24)	6,130	6,646,639
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,649,351
Series A, 5.00%, 06/01/48 (Call 06/01/28)	4,000	4,659,948
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,182,859

		154,562,356

Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (PR 12/01/24)	2,000	2,134,771

Arizona — 1.4%
Arizona Board of Regents COP, Series C, 5.00%, 06/01/31 (PR 06/01/22)	7,025	7,102,267
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,110	1,207,299
5.00%, 07/01/25 (Call 07/01/24)	1,885	2,046,593
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,165,194
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,136,746
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,205	3,251,224
Series A, 5.00%, 07/01/30 (PR 07/01/22)	1,105	1,120,940
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/23	750	793,672
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,014,560
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,699,846
Arizona Transportation Board RB
5.00%, 07/01/22	2,810	2,850,630

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/23	$10,795	$11,363,994
5.00%, 07/01/24	2,320	2,523,364
Series A, 5.00%, 07/01/24	6,045	6,574,887
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	895	917,454
Series A, 5.00%, 10/01/22 (ETM)	555	568,299
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,094,917
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,890	8,634,676
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,640,237
City of Phoenix AZ GO
4.00%, 07/01/24	1,055	1,120,535
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,125,664
5.00%, 07/01/25	3,800	4,246,956
5.00%, 07/01/26	1,155	1,327,607
5.00%, 07/01/27 (Call 07/01/26)	9,195	10,577,488
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	5,277,499
5.00%, 07/01/38 (Call 07/01/26)	2,000	2,257,549
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,495,318
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,776,658
5.00%, 07/01/44 (Call 07/01/30)	5,000	6,091,797
5.00%, 07/01/49 (Call 07/01/29)	5,000	5,886,514
Series A, 4.00%, 07/01/40 (Call 07/01/31)	4,610	5,368,982
Series A, 4.00%, 07/01/41 (Call 07/01/31)	3,035	3,529,012
Series A, 4.00%, 07/01/42 (Call 07/01/31)	5,750	6,671,341
Series A, 5.00%, 07/01/37 (Call 07/01/25)	2,000	2,217,292
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,210,435
Series A, 5.00%, 07/01/44 (Call 07/01/30)	11,750	14,315,723
Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,210,435
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,320,781
Series B, 4.00%, 07/01/28 (Call 07/01/24)	1,100	1,162,596
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,627,143
Series B, 5.00%, 07/01/27 (Call 07/01/24)	4,025	4,366,167
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	4,902,725
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23	7,515	7,915,222
5.00%, 07/01/24	6,200	6,734,491
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	4,085	4,226,713
5.00%, 01/01/24	1,150	1,231,357
5.00%, 01/01/27	1,900	2,220,620
5.00%, 01/01/28	1,645	1,968,899
5.00%, 01/01/31 (Call 01/01/28)	3,600	4,286,389
5.00%, 01/01/37 (Call 01/01/30)	2,175	2,667,371
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,838,324
5.00%, 01/01/39 (Call 01/01/28)	8,000	9,445,166
5.00%, 01/01/47 (Call 01/01/30)	10,500	12,664,197
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,198,100
Series A, 5.00%, 01/01/25	17,015	18,781,148
Series A, 5.00%, 01/01/26	3,280	3,728,265
Series A, 5.00%, 01/01/27	2,005	2,343,338
Series A, 5.00%, 01/01/28	4,500	5,386,045
Series A, 5.00%, 01/01/29	6,250	7,652,559
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,526,108
Series A, 5.00%, 12/01/31 (Call 06/01/22)	15,115	15,272,847
Series A, 5.00%, 01/01/34 (Call 01/01/27)	10,000	11,585,960
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	2,777,211
Series A, 5.00%, 01/01/37 (Call 01/01/28)	1,955	2,314,319

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Arizona (continued)
Series A, 5.00%, 01/01/38 (Call 01/01/27)	$5,100	$5,890,844
Series A, 5.00%, 01/01/45 (Call 01/01/31)	19,900	24,558,286
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	6,617,062
State of Arizona COP, Series A, 5.00%, 10/01/28	3,050	3,701,708
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,677,991

		326,003,556

Arkansas — 0.0%
State of Arkansas GO
5.00%, 06/15/22	2,000	2,025,624
5.00%, 04/01/26 (Call 10/01/24)	1,815	1,986,789

		4,012,413

California — 19.4%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,397,532
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,248,088
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,125,455
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,141,847
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,551,283
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	500,000
Allan Hancock Joint Community College District/CA GO
Series C, 0.00%, 08/01/44 (Call 08/01/38)(a)	7,500	6,282,419
Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,160,380
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,274,241
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,335,978
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,383,115
Bay Area Toll Authority RB
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,995,743
4.00%, 04/01/38 (Call 04/01/27)	5,005	5,526,187
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,745,043
4.00%, 04/01/47 (Call 04/01/27)	13,500	14,713,960
5.00%, 04/01/28	1,600	1,918,754
VRDN, 2.13%, 04/01/53 (Put 10/01/24)(b)(c)	2,000	2,026,924
Series A, VRDN, 2.95%, 04/01/47 (Put 10/01/25)(b)(c)	1,000	1,043,898
Series B, VRDN, 2.85%, 04/01/47 (Put 10/01/24)(b)(c)	4,000	4,132,015
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,833,800
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,925	1,932,023
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,045	1,048,813
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,860	1,866,786
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,007,297
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,319,798
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,235,440
Series H, 5.00%, 04/01/44 (PR 04/01/29)	2,000	2,448,311
Series H, 5.00%, 04/01/49 (PR 04/01/29)	2,000	2,448,311
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,138,073
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,088,208
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,827,182
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	12,250	12,823,130
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	387,270
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	7,310	8,009,721
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	9,000	11,129,197
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	4,695,975
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	779,425

Security	Par (000)	Value

California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$2,000	$2,198,794
5.00%, 10/01/49 (PR 04/01/26)	500	570,625
5.00%, 04/01/51	5,000	7,291,477
5.25%, 04/01/40	6,000	8,461,575
Series T-1, 5.00%, 03/15/39	1,015	1,384,085
Series U-2, 5.00%, 10/01/32	5,000	6,612,083
Series U-3, 5.00%, 06/01/43	9,730	13,618,268
Series U-6, 5.00%, 05/01/45	4,400	6,225,226
Series U-7, 5.00%, 06/01/46	13,250	18,849,665
Series V-1, 5.00%, 05/01/49	12,000	17,370,302
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/23	5,180	5,499,572
5.00%, 10/01/26	1,345	1,559,565
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,767,009
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,279,371
5.00%, 08/01/44 (Call 08/01/29)	3,800	4,522,518
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,188,262
Series A, 4.00%, 10/01/45 (PR 10/01/26)	1,500	1,672,250
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	2,996,515
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,396,272
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	599,068
Series A, 5.00%, 10/01/41 (PR 10/01/26)	1,010	1,170,636
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	6,616,641
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,198,136
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,463,877
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	4,490	1,321,416
California State Public Works Board RB
3.00%, 09/01/31 (Call 09/01/27)	3,050	3,224,369
4.00%, 11/01/36 (Call 11/01/31)	1,000	1,153,828
4.00%, 11/01/41 (Call 11/01/31)	1,520	1,729,714
4.00%, 11/01/46 (Call 11/01/31)	3,600	4,050,724
5.00%, 11/01/33 (Call 11/01/31)	2,000	2,543,251
5.00%, 11/01/46 (Call 11/01/31)	2,000	2,459,422
Series A, 5.00%, 04/01/22	1,845	1,851,731
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,367,507
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	2,828,784
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,520,066
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,540	1,672,341
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,716,239
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,307,871
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,082,857
Series B, 4.00%, 05/01/41 (Call 05/01/31)	3,670	4,152,902
Series B, 4.00%, 05/01/46 (Call 05/01/31)	3,500	3,918,045
Series B, 5.00%, 10/01/22	1,900	1,947,217
Series B, 5.00%, 10/01/25	1,960	2,203,265
Series B, 5.00%, 10/01/29 (Call 10/01/27)	4,000	4,698,997
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	2,984,663
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	201,681
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	4,853,792
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,000	1,146,985
Series F, 5.00%, 05/01/23	3,475	3,638,176
Series F, 5.00%, 05/01/25	6,595	7,326,504
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,215	3,570,545
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	4,750,512
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,264,381
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,059,153

26	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series I, 5.00%, 11/01/38 (Call 11/01/23)	$6,830	$7,223,871
Series I, 5.50%, 11/01/33 (Call 11/01/23)	3,000	3,216,097
California State University RB
Series A, 4.00%, 11/01/28 (PR 11/01/22)	1,700	1,736,623
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,174,064
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,090,840
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,449,990
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,948,195
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,240	2,436,890
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	8,991,329
Series A, 5.00%, 11/01/23	1,075	1,145,075
Series A, 5.00%, 11/01/24	4,000	4,386,359
Series A, 5.00%, 11/01/24 (PR 11/01/23)	2,445	2,603,541
Series A, 5.00%, 11/01/25 (PR 11/01/23)	1,425	1,517,401
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,190	1,223,500
Series A, 5.00%, 11/01/29 (PR 11/01/24)	2,250	2,472,306
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,373,250
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	568,876
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,749,347
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,274,636
Series A, 5.00%, 11/01/32 (PR 11/01/24)	14,560	15,998,122
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,684,912
Series A, 5.00%, 11/01/33 (PR 11/01/24)	2,500	2,746,868
Series A, 5.00%, 11/01/34 (PR 11/01/24)	2,950	3,241,301
Series A, 5.00%, 11/01/35 (Call 11/01/25)	3,000	3,366,403
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,279,477
Series A, 5.00%, 11/01/37 (PR 11/01/22)	5,370	5,521,173
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,531,135
Series A, 5.00%, 11/01/39 (PR 11/01/24)	900	988,756
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,137,363
Series A, 5.00%, 11/01/42 (Call 05/01/27)	8,450	9,800,116
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,678,649
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,597,822
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,436,111
Series A, 5.00%, 11/01/44 (PR 11/01/24)	700	769,024
Series A, 5.00%, 11/01/45 (Call 05/01/26)	8,100	9,152,868
Series A, 5.00%, 11/01/47 (Call 05/01/27)	18,900	21,869,194
Series A, 5.00%, 11/01/48 (Call 11/01/28)	10,875	12,959,112
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(b)(c)	5,440	5,625,546
Series C, 3.00%, 11/01/51 (Call 11/01/30)	4,000	4,008,518
Series C, 4.00%, 11/01/45 (Call 11/01/30)	4,940	5,586,338
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	564,254
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	1,000	1,111,210
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	1,021,309
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,848,034
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	6,540,249
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,192,715
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,117,867
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,225	1,292,985
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	1,200	1,266,597
Series A, 4.00%, 08/01/42 (Call 08/01/27)	5,000	5,559,416
Series B, 5.00%, 08/01/22	6,940	7,065,654
Series B, 5.00%, 08/01/23	7,285	7,694,599
Series B, 5.00%, 08/01/24	3,250	3,541,831

Security	Par (000)	Value

California (continued)
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	$2,300	$2,731,207
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,121,785
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,180	8,875,091
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,062,861
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,158,589
City of Los Angeles CA GO
Series B, 4.00%, 09/01/24	4,245	4,537,429
Series B, 5.00%, 09/01/23	4,000	4,237,228
City of Los Angeles CA RB, 4.00%, 06/23/22	1,500	1,515,571
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,048,198
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,047,431
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,136,272
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,797,912
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,763,988
Series B, 5.00%, 06/01/22	2,625	2,653,209
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,015	3,046,790
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	404,197
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,103,845
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,779,198
Series A, 5.00%, 05/15/30 (Call 11/15/29)	4,015	4,947,656
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	1,842,482
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	1,831,553
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	1,831,149
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,433,695
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,450	1,761,474
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,212,997
Series B, 4.00%, 05/15/39 (Call 05/15/30)	5,000	5,672,317
Series B, 4.00%, 05/15/40 (Call 05/15/30)	3,900	4,414,153
Series B, 5.00%, 05/15/24	2,000	2,163,206
Series B, 5.00%, 05/15/25	2,000	2,224,982
Series B, 5.00%, 05/15/29	2,000	2,445,308
Series B, 5.00%, 05/15/32 (Call 05/15/30)	2,000	2,475,929
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	504,497
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,072,861
Series B, 5.00%, 05/15/45 (Call 05/15/31)	7,000	8,569,910
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,428,158
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,364,158
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,874,783
City of Sacramento CA Water Revenue RB, Series WTR REV, 5.00%, 09/01/42 (PR 09/01/23)	9,750	10,326,739
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,236,081
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,474,528
5.00%, 11/01/32 (Call 11/01/26)	4,250	4,911,861
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,153,782
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,184,943
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,309,513
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,029,070
Series A, 5.00%, 11/01/37 (PR 05/01/22)	2,500	2,518,382
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,007,353
Series A, 5.00%, 11/01/50 (Call 11/01/30)	14,345	17,507,675
Series B, 5.00%, 11/01/50 (Call 11/01/27)	3,500	4,053,317

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series C, 4.00%, 11/01/50 (Call 11/01/30)	$14,000	$15,728,768
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,353,654
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	3,610	4,024,680
Series REF, 5.00%, 11/01/31 (Call 05/01/25)	2,000	2,221,179
Series REF, 5.00%, 11/01/32 (Call 05/01/25)	2,000	2,217,241
Series REF, 5.00%, 11/01/36 (Call 05/01/25)	1,255	1,390,085
City of San Jose CA GO
Series A, 5.00%, 09/01/41 (Call 03/01/31)	1,500	1,869,953
Series A, 5.00%, 09/01/43 (Call 03/01/31)	3,880	4,811,890
Series A, 5.00%, 09/01/44 (Call 03/01/31)	4,015	4,970,380
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,027,914
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	450	489,967
Series D, 4.00%, 08/01/40 (Call 08/01/25)	550	595,205
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,293,421
4.00%, 08/01/32 (Call 08/15/25)	4,705	5,127,547
5.00%, 08/01/29 (PR 08/15/25)	2,000	2,246,889
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,084,440
Series A, 5.00%, 08/01/38 (PR 08/01/23)	7,080	7,478,073
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,847,956
Series B, 0.00%, 08/01/28 (AGM)(a)	5,075	4,467,577
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,210,714
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	554,899
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	534,748
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	12,655	13,366,527
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	26,965	28,541,431
Contra Costa Water District RB, Series W, 5.00%, 10/01/51 (Call 10/01/31)	3,200	3,969,624
County of Sacramento CA Airport System Revenue RB, Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	3,961,046
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,277,491
Series B, 5.00%, 08/01/28 (Call 08/01/22)	1,590	1,618,386
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,355,621
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,893,502
East Bay Municipal Utility District Water System Revenue RB
Series A, 4.00%, 06/01/34 (Call 06/01/25)	14,315	15,436,041
Series A, 5.00%, 06/01/27 (Call 06/01/25)	4,000	4,467,844
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,143,642
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,438,154
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	8,411,924
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	5,734,494
Series B, 5.00%, 06/01/23	1,000	1,050,503
Series B, 5.00%, 06/01/25	3,605	4,031,532
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,347,853
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,274,669
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,456,079
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	7,125	8,264,561
Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,754,250
El Camino Community College District Foundation (The) GO
Series A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,182,917
Series C, 0.00%, 08/01/32(a)	200	159,224
Series C, 0.00%, 08/01/34(a)	8,415	6,320,167

Security	Par (000)	Value

California (continued)
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	$500	$537,880
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	3,000	3,234,678
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	877,562
Series C, 0.00%, 08/01/51(a)	2,850	1,145,936
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,355,188
Series A, 0.00%, 08/01/34(a)	2,500	1,889,207
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	3,291,916
0.00%, 01/15/35 (AGM)(a)	1,700	1,204,307
Series A, 0.00%, 01/01/23 (ETM)(a)	500	496,040
Series A, 0.00%, 01/01/25 (ETM)(a)	200	192,174
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,415,558
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,033,140
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	865,702
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,371,307
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	663,551
Series A, 4.00%, 01/15/46 (Call 01/15/31)	33,000	36,223,275
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,135,060
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,632,815
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	5,578,784
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)(b)	1,800	1,879,480
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,116,924
4.00%, 08/01/43 (PR 08/01/23)	5,000	5,211,100
Series A, 3.00%, 08/01/40 (Call 08/01/29)	3,825	3,940,053
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,839,398
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,339,929
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	1,650	1,802,680
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,911,977
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,744,584
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,765,763
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,527,095
Series C, 4.00%, 08/01/22	5,000	5,070,527
Series C, 4.00%, 08/01/49 (Call 08/01/28)	6,600	7,306,038
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	402,092
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	4,830,286
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	8,815	9,691,993
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,519,693
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,000	1,065,339
Series A, 4.00%, 08/01/33 (PR 08/01/24)	2,960	3,153,403
Series A, 5.00%, 08/01/22	1,000	1,018,401
Series A, 5.00%, 08/01/27 (PR 08/01/24)	3,400	3,702,750
Series A, 5.00%, 08/01/29 (PR 08/01/24)	10,505	11,440,408
Series A, 5.00%, 08/01/30 (PR 08/01/24)	9,435	10,275,131
Series A, 5.00%, 08/01/31 (PR 08/01/24)	2,000	2,178,088
Series C, 5.00%, 08/01/22	1,265	1,288,278
Series C, 5.00%, 06/01/26	1,000	1,151,771
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,191,412
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	1,926,459
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,691,833

28	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series K, 4.00%, 08/01/39 (Call 08/01/26)	$2,500	$2,744,246
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,580,368
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,202,318
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/36 (Call 06/01/31)	2,000	2,351,759
Series A, 4.00%, 06/01/37 (Call 06/01/31)	6,980	8,173,981
Series A, 4.00%, 06/01/38 (Call 06/01/31)	4,305	5,015,233
Series A, 4.00%, 06/01/39 (Call 06/01/31)	4,250	4,941,215
Series A, 5.00%, 06/01/22	2,225	2,249,585
Series A, 5.00%, 06/01/23	2,365	2,484,137
Series A, 5.00%, 06/01/24	3,170	3,437,198
Series A, 5.00%, 07/01/25	4,085	4,575,408
Series A, 5.00%, 06/01/26	1,500	1,724,304
Series A, 5.00%, 06/01/28	4,000	4,817,124
Series A, 5.00%, 06/01/30	3,750	4,723,481
Series A, 5.00%, 06/01/31 (Call 06/01/26)	2,055	2,347,672
Series A, 5.00%, 06/01/31 (Call 06/01/30)	4,000	5,010,975
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,711,637
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,123,766
Series A, 5.00%, 06/01/32 (Call 06/01/31)	3,250	4,164,372
Series A, 5.00%, 06/01/33 (Call 06/01/27)	2,380	2,788,701
Series A, 5.00%, 06/01/33 (Call 06/01/30)	4,035	5,033,315
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,000	2,559,925
Series A, 5.00%, 06/01/34 (Call 06/01/26)	5,225	5,952,960
Series A, 5.00%, 06/01/35 (Call 06/01/30)	1,500	1,864,789
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,005,251
Series A, 5.00%, 06/01/36 (Call 06/01/30)	8,025	9,953,353
Series A, 5.00%, 06/01/37 (Call 06/01/30)	4,775	5,917,382
Series A, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,402,805
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	11,700,566
Series A, 5.00%, 07/01/39 (Call 07/01/31)	5,000	6,359,063
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	9,351,547
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,013,105
Series A, 5.00%, 07/01/44 (Call 07/01/28)	4,000	4,779,524
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,018,064
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,059,124
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,437,288
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,205,833
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,615	1,780,260
Series A, 5.00%, 07/01/33 (Call 01/01/25)	1,000	1,101,447
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	8,597,137
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	7,881,729
Series A, 5.00%, 07/01/49 (Call 01/01/29)	5,070	6,003,684
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,008,803
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,815	1,936,627
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,577,424
Series B, 5.00%, 07/01/31 (Call 01/01/29)	4,000	4,855,074
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,222,762
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,120,864
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,303,103
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,227,639
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,471,399
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,897,202
Series B-8, VRDN,0.15%, 07/01/34 (Put 03/01/22)(b)(c)	8,000	8,000,000
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,365	1,482,016

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/27 (Call 07/01/24)	$500	$542,742
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,319,063
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,250	1,495,801
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,121,981
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,985	3,234,422
Series D, 5.00%, 07/01/43 (Call 07/01/28)	1,725	2,047,974
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,224,604
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,126,695
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,768,844
5.00%, 07/01/26 (Call 06/01/26)	3,500	4,020,253
5.00%, 07/01/35 (Call 07/01/31)	3,500	4,443,210
5.00%, 07/01/37 (Call 07/01/31)	3,160	3,994,673
5.00%, 07/01/38 (Call 07/01/31)	1,600	2,013,871
5.00%, 07/01/39 (Call 07/01/31)	6,910	8,680,264
5.00%, 07/01/41 (Call 07/01/31)	2,725	3,396,029
5.00%, 07/01/45 (Call 07/01/31)	5,000	6,173,211
5.00%, 07/01/46 (Call 07/01/31)	3,380	4,164,309
5.00%, 07/01/51 (Call 07/01/31)	2,500	3,061,104
Series A, 5.00%, 07/01/25	3,500	3,917,745
Series A, 5.00%, 07/01/26	3,075	3,533,142
Series A, 5.00%, 07/01/27	2,500	2,946,113
Series A, 5.00%, 07/01/28	4,000	4,820,552
Series A-1, VRDN,0.03%, 07/01/50 (Put 03/01/22)(b)(c)	20,000	20,000,000
Series B, 5.00%, 07/01/40 (Call 07/01/30)	5,690	6,992,797
Series B, 5.00%, 07/01/45 (Call 07/01/30)	4,000	4,863,880
Series B, 5.00%, 07/01/50 (Call 07/01/30)	13,000	15,699,583
Series D, 5.00%, 07/01/44 (Call 07/01/29)	13,000	15,670,557
Series D, 5.00%, 07/01/49 (Call 07/01/29)	16,500	19,744,567
Los Angeles Department of Water & Power Water System Revenue RB
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,538,653
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,247,802
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,301,099
Series A, 5.00%, 07/01/41 (Call 07/01/30)	1,500	1,846,000
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	3,975,668
Series A, 5.00%, 07/01/46 (Call 01/01/26)	12,275	13,742,502
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,510,575
Series A, 5.00%, 07/01/50 (Call 07/01/30)	8,570	10,400,419
Series B, 4.00%, 07/01/29	2,000	2,329,282
Series B, 4.00%, 07/01/30	2,000	2,362,966
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,445	4,672,004
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,626,651
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,260,629
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,013,145
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,393,497
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,598,607
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	2,974,659
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,707,317
Series B, 5.00%, 07/01/46 (Call 01/01/31)	4,500	5,513,760
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	2,959,833
Series B, 5.00%, 07/01/49 (Call 01/01/31)	3,900	4,764,194
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,250	2,803,320
Series C, 5.00%, 07/01/37 (Call 07/01/30)	3,050	3,797,172
Series C, 5.00%, 07/01/38 (Call 07/01/30)	1,000	1,242,692
Series C, 5.00%, 07/01/40 (Call 07/01/30)	5,250	6,474,713
Series C, 5.00%, 07/01/41 (Call 07/01/30)	2,000	2,461,333
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,074,005
Series A, 5.00%, 07/01/22	1,670	1,694,485

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/23	$8,780	$9,249,995
Series A, 5.00%, 07/01/24	4,175	4,539,959
Series A, 5.00%, 07/01/25	6,765	7,560,699
Series A, 5.00%, 07/01/26	9,525	10,944,124
Series A, 5.00%, 07/01/28	5,000	6,025,689
Series A, 5.00%, 07/01/29	5,000	6,152,070
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,458,015
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	5,888,868
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	6,853,390
Series B-1, 5.00%, 07/01/26	5,350	6,147,093
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	4,753,104
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,372,576
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	12,835,593
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,900	2,270,555
Series C, 3.00%, 07/01/45 (Call 07/01/30)	10,000	10,122,403
Series C, 4.00%, 07/01/32 (Call 07/01/30)	5,000	5,788,563
Series C, 4.00%, 07/01/33 (Call 07/01/30)	4,750	5,477,847
Series C, 4.00%, 07/01/38 (Call 07/01/30)	5,500	6,284,057
Series C, 4.00%, 07/01/39 (Call 07/01/30)	10,000	11,404,608
Series C, 4.00%, 07/01/44 (Call 07/01/30)	1,425	1,605,864
Series C, 5.00%, 07/01/22	8,020	8,137,584
Series C, 5.00%, 07/01/23	4,295	4,524,912
Series C, 5.00%, 07/01/24	2,105	2,289,009
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,225,244
Series C, 5.00%, 07/01/27 (Call 07/01/24)	200	216,664
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	811,407
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,681,754
Series RYQ, 4.00%, 07/01/36 (Call 07/01/30)	3,000	3,436,773
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	1,830	2,094,805
Series RYQ, 4.00%, 07/01/39 (Call 07/01/30)	2,565	2,925,282
Series RYQ, 4.00%, 07/01/44 (Call 07/01/30)	15,200	17,129,216
Series RYRR, 4.00%, 07/01/36 (Call 01/01/32)	5,250	6,123,270
Series RYRR, 4.00%, 07/01/37 (Call 01/01/32)	5,000	5,826,471
Series RYRR, 4.00%, 07/01/38 (Call 01/01/32)	4,695	5,459,238
Series RYRR, 4.00%, 07/01/40 (Call 01/01/32)	3,250	3,751,516
Series RYRR, 4.00%, 07/01/41 (Call 01/01/32)	5,500	6,338,110
Series RYRR, 4.00%, 07/01/46 (Call 01/01/32)	3,500	3,987,351
Series RYRR, 5.00%, 07/01/28	1,500	1,807,707
Series RYRR, 5.00%, 07/01/31	500	639,091
Series RYRR, 5.00%, 07/01/34 (Call 01/01/32)	1,500	1,929,410
Los Rios Community College District GO
Series E, 3.00%, 08/01/24	1,500	1,564,275
Series E, 3.00%, 08/01/25	2,000	2,115,227
Mendocino-Lake Community College District GO, Series B, 0.00%, 08/01/51 (AGM)(a)	750	279,173
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/24	2,000	2,172,417
Series A, 5.00%, 07/01/26	1,000	1,150,807
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	9,690,611
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,850	1,856,215
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	9,702,386
Series A, 5.00%, 10/01/45 (Call 10/01/29)	3,000	3,640,973
Series A, 5.00%, 10/01/46 (Call 04/01/31)	2,000	2,491,969
Series A, 5.00%, 10/01/51 (Call 04/01/31)	12,000	14,883,766
Series A-2, VRDN,0.05%, 07/01/37 (Put 02/28/22)(b)(c)	7,870	7,870,000
Series B, 5.00%, 08/01/22 (Call 07/01/22)	12,150	12,324,450
Series C, 5.00%, 10/01/27	1,000	1,192,368
Series C, 5.00%, 07/01/38 (Call 07/01/30)	9,700	12,113,540
Series C, 5.00%, 07/01/39 (Call 07/01/30)	2,500	3,116,444
Series C, 5.00%, 07/01/40 (Call 07/01/30)	19,505	24,258,562

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 07/01/23	$1,015	$1,069,333
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	567,512
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	17,405	19,923,286
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,823,664
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,021,676
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,143,060
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	12,830	13,925,593
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,123,799
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	879,609
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,308,538
Newport Mesa Unified School District GO
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	677,051
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	486,008
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,032,940
Series 2005, 0.00%, 08/01/34(a)	1,500	1,126,589
Series 2005, 0.00%, 08/01/36(a)	1,400	976,085
Series 2005, 0.00%, 08/01/38(a)	3,500	2,248,703
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,141,071
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,190,525
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,481,788
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	24,012,943
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,816,491
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,079,698
Series C, 4.00%, 08/01/40 (PR 08/01/25)	1,000	1,088,815
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,187,397
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	668,157
Series D, 0.00%, 08/01/46(a)	2,500	1,140,160
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,638,372
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	762,892
0.00%, 08/01/36(a)	13,250	9,198,585
0.00%, 08/01/41(a)	1,500	873,920
0.00%, 08/01/46(a)	5,500	2,462,183
0.00%, 08/01/51(a)	1,250	468,434
Series B, 0.00%, 08/01/34(a)	4,630	3,426,588
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,550,266
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	1,000	1,137,900
Riverside County Transportation Commission RB
4.00%, 06/01/38 (Call 06/01/31)	2,125	2,393,457
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,579,045
Series A, 5.75%, 06/01/48 (PR 06/01/23)	2,000	2,119,046
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,187,932
Series B, 5.00%, 06/01/37 (Call 12/01/27)	2,355	2,793,308
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,505,549
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,909,254
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	4,092	4,622,003
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	1,000	1,123,204

30	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	$18,940	$20,924,268
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,273,302
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	440	543,251
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/27	1,000	1,194,001
5.00%, 12/01/29	1,000	1,247,188
5.00%, 12/01/30	400	509,439
5.00%, 12/01/33 (Call 12/01/31)	4,000	5,160,390
Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,146,840
Series A, 5.00%, 12/01/45 (Call 12/01/30)	3,540	4,355,154
Series A, 5.00%, 12/01/50 (Call 12/01/30)	12,500	15,291,059
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	18,871,679
Series A, 5.00%, 08/15/49 (Call 04/20/23)(b)(c)	6,500	6,785,780
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)(c)	2,500	2,776,826
Series D, 5.00%, 08/15/23	2,740	2,899,846
Series E, 5.00%, 08/15/24	1,590	1,730,443
Series F, 5.00%, 08/15/22	5,500	5,609,705
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	1,839,327
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,448,870
Series H, 4.00%, 08/15/40 (Call 08/15/30)	2,500	2,865,714
Series H, 4.00%, 08/15/45 (Call 08/15/30)	4,575	5,179,204
Series H, 5.00%, 08/15/50 (Call 08/15/30)	32,230	39,289,846
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,025	6,617,970
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	11,669,295
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,155,730
5.00%, 08/01/30 (PR 08/01/26)	3,500	4,038,554
5.00%, 08/01/31 (PR 08/01/26)	8,000	9,230,981
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	1,250	1,320,281
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,505	4,758,294
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	2,120	2,353,698
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	5,823,442
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,737,909
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,250	1,316,571
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	1,889,178
Series A, 5.00%, 07/01/46 (Call 07/01/31)	5,000	6,089,647
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	705,498
Series A, 5.00%, 07/01/56 (Call 07/01/31)	5,000	6,010,572
San Diego County Regional Transportation Commission RB
Series A, 5.00%, 10/01/22	2,640	2,704,512
Series A, 5.00%, 04/01/41 (Call 04/01/26)	10,230	11,557,736
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,007,297
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,556,017
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	5,881,380
Series B, 5.00%, 04/01/48 (Call 04/01/31)	2,140	2,632,337
Series C, VRDN,0.16%, 04/01/38 (Put 02/28/22)(b)(c)	10,000	10,000,000
San Diego County Water Authority RB
5.00%, 05/01/31 (PR 11/01/22)	1,735	1,783,843
5.00%, 05/01/34 (PR 11/01/22)	1,000	1,028,151
Series B, 4.00%, 05/01/33 (Call 05/01/31)	3,500	4,124,436
Series B, 4.00%, 05/01/35 (Call 05/01/31)	3,000	3,527,312

Security	Par (000)	Value

California (continued)
Series B, 4.00%, 05/01/37 (Call 05/01/31)	$3,500	$4,087,394
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,100	4,927,898
San Diego Public Facilities Financing Authority RB
5.00%, 05/15/22	1,120	1,130,194
5.00%, 05/15/23	2,805	2,941,725
5.00%, 05/15/25	2,525	2,819,147
Series A, 4.00%, 08/01/36 (Call 08/01/30)	1,350	1,548,206
Series A, 4.00%, 08/01/37 (Call 08/01/30)	2,250	2,574,845
Series A, 4.00%, 08/01/45 (Call 08/01/30)	500	562,492
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,858,195
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,793,362
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	1,999,037
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	2,875,421
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,550	1,291,913
Series C, 0.00%, 07/01/35(a)	2,380	1,703,869
Series C, 0.00%, 07/01/36(a)	1,500	1,039,329
Series C, 0.00%, 07/01/37(a)	700	469,850
Series C, 0.00%, 07/01/38(a)	3,000	1,944,285
Series C, 0.00%, 07/01/43(a)	4,140	2,234,711
Series C, 0.00%, 07/01/44(a)	2,165	1,129,349
Series C, 0.00%, 07/01/45(a)	4,590	2,310,601
Series C, 0.00%, 07/01/46(a)	275	133,542
Series C, 0.00%, 07/01/47(a)	1,405	659,516
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,526,340
Series C, 5.00%, 07/01/35 (PR 07/01/23)	1,940	2,041,990
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	11,690	13,102,082
Series D-2, 5.00%, 07/01/22	1,085	1,100,468
Series E, 0.00%, 07/01/42(a)	5,850	5,334,069
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,592,025
Series E, 0.00%, 07/01/49(a)	7,640	3,356,542
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,222,164
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	4,000	1,760,828
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	12,605,817
Series I, 5.00%, 07/01/41 (Call 07/01/27)	3,175	3,706,101
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	7,540,537
Series L, 4.00%, 07/01/49 (Call 07/01/29)	13,000	14,592,583
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	15,500	15,543,090
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	22,710	25,453,232
Series M-2, 5.00%, 07/01/22	13,325	13,514,968
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	3,046,162
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	7,000	7,974,386
Series R-1, 0.00%, 07/01/31(a)	2,000	1,616,509
Series R-2, 0.00%, 07/01/40(a)	3,475	3,886,859
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	5,000	5,582,900
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,295,257
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,097,438
San Diego Unified School District/CA RB, Series A, 4.00%, 06/30/22	6,500	6,571,162
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	1,000	1,042,220
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	859,389
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,671,924
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,476,222
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	5,632,316
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	8,500	8,384,800
Series C-1, 4.00%, 08/01/45 (Call 08/01/29)	2,640	2,968,459
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,116,116
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	9,426,644

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	$1,800	$1,831,479
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,014,392
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/02/22)	1,000	1,007,392
Series B, 5.00%, 05/01/32 (Call 05/01/31)	3,150	3,929,270
Series B, 5.00%, 05/01/35 (Call 05/01/31)	3,000	3,724,348
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,081,775
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,144,963
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,016,686
Series B, 5.00%, 05/01/49 (Call 05/01/29)	7,785	9,175,808
Series C, 5.00%, 05/01/46 (Call 05/01/26)	4,065	4,556,515
Series D, 5.00%, 05/01/24	3,550	3,828,624
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	2,902,633
Series F, 5.00%, 05/01/50 (Call 05/01/29)	22,605	26,627,732
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,478,214
Series A, 4.00%, 10/01/47 (Call 10/01/31)	8,000	9,069,049
Series A, 5.00%, 10/01/46 (Call 10/01/31)	4,000	4,970,054
Series B, 4.00%, 10/01/34 (Call 10/01/22)	16,045	16,312,274
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,557,276
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,404,715
Series C, VRDN, 2.13%, 10/01/48 (Put 04/01/23)(b)(c)	3,000	3,037,503
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,143,163
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	1,000	1,088,378
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,021,798
0.00%, 01/01/27 (ETM)(a)	1,075	993,596
4.00%, 01/15/34 (Call 01/15/32)	2,185	2,488,250
5.00%, 01/15/32	1,500	1,867,485
5.00%, 01/15/33 (Call 01/15/32)	3,415	4,242,586
Series A, 5.00%, 01/15/29 (PR 01/15/25)	1,000	1,104,904
Series A, 5.00%, 01/15/34 (PR 01/15/25)	2,680	2,961,143
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,839,233
Series A, 5.00%, 01/15/50 (PR 01/15/25)	7,500	8,286,781
San Jose Evergreen Community College District GO
Series C, 4.00%, 09/01/40 (PR 09/01/24)	7,500	8,014,742
Series C, 4.13%, 09/01/43 (PR 09/01/24)	5,000	5,358,491
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (PR 06/01/23)	8,165	8,570,033
San Jose Unified School District GO
5.00%, 08/01/32 (Call 08/01/25)	9,000	10,003,057
Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	5,056,863
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	760,946
Series B, 0.00%, 08/01/51(a)	1,500	579,167
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (PR 09/01/25)	1,000	1,126,624
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,819,137
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	10,534,322
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,639,860
San Mateo County Transportation Authority RB, VRDN, VRDN, 0.19%, 06/01/49 (Put 02/28/22)(b)(c)	20,000	20,000,000
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,570	1,775,443

Security	Par (000)	Value

California (continued)
5.00%, 08/01/49 (Call 08/01/29)	$2,200	$2,672,545
Series B, 5.00%, 08/01/25	16,925	18,985,182
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	5,500	6,045,201
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	491,567
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,765	4,221,513
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,004,458
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,618,049
Santa Clara Unified School District GO, Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	15,000	16,441,804
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,111,866
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	6,000	6,727,319
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,177,484
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,500	1,598,008
Santa Monica-Malibu Unified School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/29)	4,000	4,492,399
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,330	3,419,079
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,340,087
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	7,600	8,129,049
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,655,998
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,599,527
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	875,774
Series D, 5.00%, 08/01/44 (PR 08/01/25)	2,000	2,247,728
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	10,875	10,954,962
State of California Department of Water Resources RB
5.00%, 12/01/30	4,075	5,189,907
Series AS, 5.00%, 12/01/24	2,690	2,963,310
Series AS, 5.00%, 12/01/24 (ETM)	10	10,987
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	1,025	1,129,129
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	1,060	1,167,685
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	1,065	1,173,193
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	4,638,683
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,000	1,166,665
Series AX, 5.00%, 12/01/27	1,000	1,195,220
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	8,164,357
Series BB, 5.00%, 12/01/22	1,225	1,263,764
Series BB, 5.00%, 12/01/23	10,000	10,678,062
Series BB, 5.00%, 12/01/25	4,040	4,584,478
Series BB, 5.00%, 12/01/27	3,000	3,585,659
Series BB, 5.00%, 12/01/28	2,000	2,443,038
Series BB, 5.00%, 12/01/30	2,000	2,547,194
Series BB, 5.00%, 12/01/34 (Call 12/01/30)	8,940	11,282,937
Series BB, 5.00%, 12/01/35 (Call 12/01/30)	1,250	1,576,051
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	3,075	2,813,252
3.00%, 03/01/28	2,500	2,704,220
3.00%, 10/01/34 (Call 10/01/29)	2,305	2,424,504
3.00%, 10/01/35 (Call 10/01/29)	3,000	3,141,895
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,565,120

32	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
3.00%, 10/01/37 (Call 10/01/29)	$2,635	$2,742,567
3.00%, 10/01/49 (Call 10/01/29)	1,000	994,004
3.00%, 11/01/50 (Call 11/01/30)	10,860	10,711,909
4.00%, 12/01/22	3,410	3,489,962
4.00%, 05/01/23	1,475	1,526,182
4.00%, 10/01/23	2,025	2,116,317
4.00%, 03/01/24	1,505	1,586,937
4.00%, 10/01/24	6,870	7,346,365
4.00%, 11/01/25	6,465	7,068,777
4.00%, 04/01/26	3,735	4,113,458
4.00%, 10/01/27	5,640	6,381,152
4.00%, 09/01/28 (Call 09/01/26)	6,850	7,573,837
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,517,648
4.00%, 09/01/31 (Call 09/01/26)	1,010	1,116,263
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,206,160
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,314,258
4.00%, 09/01/33 (Call 09/01/26)	4,035	4,455,829
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,310,559
4.00%, 10/01/34 (Call 10/01/29)	4,850	5,546,675
4.00%, 10/01/34 (Call 04/01/31)	6,405	7,410,796
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,378,853
4.00%, 09/01/35 (Call 09/01/26)	9,575	10,556,099
4.00%, 11/01/35 (Call 11/01/27)	7,440	8,312,990
4.00%, 03/01/36 (Call 03/01/30)	3,000	3,431,577
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,313,929
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,929,562
4.00%, 03/01/37 (Call 03/01/30)	11,550	13,196,665
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,277,401
4.00%, 03/01/38 (Call 03/01/30)	14,875	16,964,942
4.00%, 03/01/40 (Call 03/01/30)	13,405	15,237,270
4.00%, 11/01/41 (Call 11/01/25)	2,000	2,160,691
4.00%, 10/01/44 (Call 10/01/29)	11,655	13,116,046
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,589,512
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,926,879
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,878,709
4.00%, 11/01/45 (Call 11/01/25)	1,000	1,078,128
4.00%, 03/01/46 (Call 03/01/30)	6,850	7,700,970
4.00%, 11/01/47 (Call 11/01/27)	15,750	17,303,949
4.00%, 03/01/50 (Call 03/01/30)	1,915	2,145,367
4.00%, 11/01/50 (Call 11/01/25)	6,575	7,066,881
4.50%, 12/01/43 (Call 12/01/23)	2,605	2,750,293
5.00%, 03/01/22	6,350	6,350,000
5.00%, 05/01/22	2,500	2,518,089
5.00%, 08/01/22	2,605	2,651,286
5.00%, 09/01/22	1,870	1,909,530
5.00%, 10/01/22	5,120	5,245,114
5.00%, 11/01/22	2,560	2,630,852
5.00%, 12/01/22	1,085	1,118,505
5.00%, 02/01/23	6,180	6,409,159
5.00%, 04/01/23	9,805	10,228,750
5.00%, 08/01/23	1,555	1,640,621
5.00%, 09/01/23	10,680	11,298,596
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,097,706
5.00%, 10/01/23	2,595	2,752,561
5.00%, 10/01/23 (Call 03/31/22)	10	10,031
5.00%, 11/01/23	10,040	10,677,255
5.00%, 12/01/23	2,770	2,953,331
5.00%, 03/01/24	2,310	2,481,198
5.00%, 04/01/24	18,190	19,601,910
5.00%, 05/01/24	2,575	2,782,278

Security	Par (000)	Value

California (continued)
5.00%, 08/01/24	$6,355	$6,920,875
5.00%, 09/01/24	13,000	14,194,261
5.00%, 09/01/24 (Call 09/01/22)	4,970	5,073,300
5.00%, 10/01/24	6,895	7,547,612
5.00%, 11/01/24	5,790	6,354,056
5.00%, 12/01/24 (Call 12/01/23)	20,960	22,384,999
5.00%, 04/01/25	21,500	23,868,603
5.00%, 08/01/25	8,390	9,405,291
5.00%, 09/01/25	2,000	2,247,403
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,059,307
5.00%, 10/01/25	30,685	34,562,197
5.00%, 10/01/25 (Call 10/01/24)	2,115	2,312,922
5.00%, 11/01/25	15,885	17,934,139
5.00%, 11/01/25 (Call 11/01/23)	5,765	6,139,810
5.00%, 12/01/25 (Call 12/01/23)	1,020	1,089,162
5.00%, 03/01/26 (Call 03/01/25)	3,810	4,214,579
5.00%, 04/01/26	13,175	15,030,330
5.00%, 08/01/26	4,520	5,202,941
5.00%, 10/01/26	7,125	8,237,629
5.00%, 10/01/26 (Call 10/01/24)	4,320	4,723,111
5.00%, 11/01/26	2,280	2,641,757
5.00%, 12/01/26	5,000	5,805,827
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,037,642
5.00%, 03/01/27 (Call 03/01/25)	3,915	4,323,431
5.00%, 08/01/27	2,300	2,714,402
5.00%, 09/01/27 (Call 09/01/26)	6,205	7,152,511
5.00%, 10/01/27	4,935	5,846,474
5.00%, 10/01/27 (Call 10/01/24)	2,020	2,207,952
5.00%, 11/01/27	6,070	7,204,631
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,448,350
5.00%, 04/01/28	8,860	10,613,725
5.00%, 08/01/28 (Call 08/01/25)	1,220	1,362,868
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,250,995
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,058,691
5.00%, 09/01/28 (Call 09/01/26)	3,640	4,194,118
5.00%, 10/01/28	14,980	18,139,149
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,185,023
5.00%, 11/01/28	4,000	4,851,967
5.00%, 11/01/28 (Call 11/01/27)	3,600	4,264,342
5.00%, 03/01/29	1,000	1,221,315
5.00%, 04/01/29	11,345	13,879,553
5.00%, 08/01/29 (Call 08/01/28)	2,635	3,178,172
5.00%, 09/01/29 (Call 09/01/26)	6,755	7,780,136
5.00%, 10/01/29	9,330	11,529,783
5.00%, 10/01/29 (Call 04/01/23)	2,155	2,249,089
5.00%, 10/01/29 (Call 10/01/24)	4,675	5,092,540
5.00%, 10/01/29 (Call 04/01/26)	6,445	7,341,605
5.00%, 10/01/29 (Call 10/01/28)	15,000	18,157,665
5.00%, 11/01/29	4,500	5,570,026
5.00%, 11/01/29 (Call 11/01/23)	2,855	3,035,722
5.00%, 11/01/29 (Call 11/01/27)	5,455	6,451,925
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,206,788
5.00%, 04/01/30	4,650	5,805,997
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,617,124
5.00%, 08/01/30 (Call 08/01/27)	7,785	9,147,817
5.00%, 08/01/30 (Call 08/01/28)	4,000	4,816,964
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,151,289
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,177,031
5.00%, 11/01/30 (Call 11/01/27)	8,780	10,374,150
5.00%, 12/01/30	3,250	4,108,934

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 02/01/31 (Call 02/01/23)	$1,500	$1,555,200
5.00%, 04/01/31	1,000	1,273,034
5.00%, 04/01/31 (Call 04/01/29)	1,385	1,689,007
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,407,858
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,706,420
5.00%, 09/01/31 (Call 09/01/26)	4,515	5,195,947
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,762,805
5.00%, 11/01/31 (Call 11/01/23)	4,550	4,836,458
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,624,301
5.00%, 12/01/31	1,000	1,289,251
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,598,467
5.00%, 12/01/31 (Call 06/01/26)	2,500	2,857,157
5.00%, 03/01/32 (Call 03/01/30)	2,500	3,096,437
5.00%, 04/01/32 (Call 04/01/29)	4,000	4,869,074
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,692,006
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,739,300
5.00%, 08/01/32 (Call 08/01/27)	5,000	5,866,782
5.00%, 09/01/32 (Call 09/01/26)	20,920	24,065,297
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,087,453
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,006,625
5.00%, 10/01/32 (Call 04/01/31)	2,855	3,624,305
5.00%, 11/01/32 (Call 11/01/23)	4,315	4,585,924
5.00%, 11/01/32 (Call 11/01/28)	3,700	4,464,792
5.00%, 12/01/32 (Call 06/01/26)	2,100	2,400,012
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,755,387
5.00%, 03/01/33 (Call 03/01/30)	5,500	6,819,360
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,159,876
5.00%, 04/01/33 (Call 04/01/29)	11,190	13,617,651
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,164,143
5.00%, 08/01/33 (Call 08/01/25)	3,460	3,857,833
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,042,664
5.00%, 10/01/33 (Call 04/01/24)	13,165	14,107,948
5.00%, 10/01/33 (Call 10/01/24)	2,820	3,065,869
5.00%, 09/01/34 (Call 09/01/26)	18,780	21,577,093
5.00%, 11/01/34 (Call 11/01/28)	4,035	4,863,879
5.00%, 12/01/34 (Call 06/01/26)	2,650	3,025,064
5.00%, 12/01/34 (Call 12/01/30)	3,730	4,693,757
5.00%, 03/01/35 (Call 03/01/30)	11,000	13,612,156
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,677,997
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,141,520
5.00%, 08/01/35 (Call 08/01/25)	1,000	1,113,920
5.00%, 08/01/35 (Call 08/01/26)	5,070	5,807,975
5.00%, 08/01/35 (Call 08/01/27)	6,415	7,505,322
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,722,003
5.00%, 10/01/35 (Call 04/01/26)	4,375	4,968,748
5.00%, 03/01/36 (Call 03/01/30)	4,745	5,866,789
5.00%, 04/01/36 (Call 04/01/29)	7,500	9,115,081
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,136,815
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,588,972
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,080,106
5.00%, 09/01/36 (Call 09/01/26)	3,415	3,917,226
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,350,111
5.00%, 11/01/36 (Call 11/01/28)	3,590	4,320,259
5.00%, 12/01/36 (Call 12/01/30)	2,000	2,511,455
5.00%, 04/01/37 (Call 04/01/24)	3,500	3,747,704
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,035,594
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,139,114
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,172,254
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,015,214
5.00%, 02/01/38 (Call 02/01/23)	2,100	2,176,104

Security	Par (000)	Value

California (continued)
5.00%, 04/01/38 (Call 04/01/29)	$1,000	$1,213,042
5.00%, 08/01/38 (Call 08/01/26)	6,500	7,428,206
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,698,485
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,534,321
5.00%, 11/01/39 (Call 11/01/28)	6,470	7,764,908
5.00%, 10/01/41 (Call 04/01/31)	7,715	9,677,458
5.00%, 04/01/42 (Call 04/01/22)	4,175	4,188,304
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,130,659
5.00%, 04/01/43 (Call 04/01/23)	13,000	13,541,702
5.00%, 11/01/43 (Call 11/01/23)	22,075	23,423,266
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,071,596
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,455,280
5.00%, 09/01/45 (Call 09/01/26)	16,275	18,539,425
5.00%, 09/01/46 (Call 09/01/26)	3,495	3,979,654
5.00%, 12/01/46 (Call 12/01/30)	9,240	11,403,098
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,690,259
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,966,493
5.25%, 09/01/22	9,505	9,717,696
5.25%, 02/01/23	250	259,838
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,505,870
5.25%, 08/01/32 (AGM)	6,455	8,466,217
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,006,889
5.25%, 10/01/39 (Call 04/01/26)	7,795	8,919,673
5.50%, 02/01/25	250	279,745
Series A, 5.00%, 09/01/22	1,800	1,838,050
Series A, 5.00%, 10/01/23	3,320	3,521,581
Series A, 5.00%, 10/01/24	15,270	16,715,304
Series A, 5.00%, 10/01/48 (Call 10/01/28)	15,050	17,890,284
series B, 5.00%, 10/01/22	5,000	5,122,182
Series B, 2.25%, 11/01/43 (Call 11/01/30)	5,000	4,539,025
Series B, 5.00%, 09/01/22	1,000	1,021,139
Series B, 5.00%, 09/01/23	9,570	10,124,304
Series B, 5.00%, 08/01/24	4,775	5,200,185
Series B, 5.00%, 09/01/24	10,285	11,229,843
Series B, 5.00%, 08/01/25	4,070	4,562,519
Series B, 5.00%, 09/01/26	3,485	4,020,449
Series B, 5.00%, 11/01/27	5,000	5,934,622
Series B, 5.00%, 11/01/28	8,300	10,067,831
Series B, 5.00%, 11/01/29	4,500	5,570,026
Series B, 5.00%, 11/01/31 (Call 11/01/30)	9,000	11,345,788
Series B, 5.00%, 11/01/32 (Call 11/01/30)	5,000	6,294,059
Series B, 5.00%, 11/01/35 (Call 11/01/30)	5,000	6,274,930
Series C, 5.00%, 08/01/26 (Call 02/01/25)	1,000	1,102,620
Series C, 5.00%, 09/01/26 (Call 09/01/25)	1,500	1,683,912
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,652,120
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,850	2,127,811
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	4,972,479
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,752,779
Series C, 5.00%, 08/01/30 (Call 02/01/25)	7,000	7,705,672
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,670,920
Series C, 5.00%, 08/01/32 (Call 02/01/25)	1,580	1,737,852
Series C, 5.00%, 09/01/32 (Call 09/01/25)	4,225	4,723,057
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,199,211
Torrance Unified School District GO, Series T, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,050,186
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NATL)(a)	3,750	3,276,111
University of California GO, Series AL-1, VRDN, 0.03%, 05/15/48 (Put 03/01/22)(b)(c)	2,300	2,300,000

34	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
University of California RB
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	$915	$958,244
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	644,230
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	6,790,757
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	560,428
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	2,873,533
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	11,260	11,776,896
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	24,493,489
Series AK, VRDN, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,728,984
Series AL-2, VRDN, 0.04%, 05/15/48 (Put 03/01/22)(b)(c)	9,000	9,000,000
Series AO, 5.00%, 05/15/22	1,525	1,538,533
Series AO, 5.00%, 05/15/23	2,625	2,753,276
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,564,119
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	8,615	9,535,508
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,674,827
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	12,845	14,522,800
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	10,000	11,575,120
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	18,500	21,394,062
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,371,922
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	544,291
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,505,016
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	15,880	18,475,621
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	11,345	13,193,222
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,227,028
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	14,655	17,469,672
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	5,020	5,954,832
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,396,492
Series B, 4.00%, 05/15/39 (Call 05/15/31)	9,300	10,704,936
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,041,600
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	2,800	3,175,873
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	5,000	5,600,986
Series BE, 4.00%, 05/15/50 (Call 05/15/30)	11,000	12,292,871
Series BE, 5.00%, 05/15/34 (Call 05/15/30)	1,500	1,870,175
Series BE, 5.00%, 05/15/36 (Call 05/15/30)	1,500	1,860,021
Series BE, 5.00%, 05/15/39 (Call 05/15/30)	5,820	7,174,722
Series BE, 5.00%, 05/15/42 (Call 05/15/30)	6,000	7,330,079
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	7,515	8,488,401
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	4,250	4,755,626
Series G, 5.00%, 05/15/22	2,590	2,612,984
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,246,133
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,014,039
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,392,440
Series G, 5.00%, 05/15/37 (PR 05/15/22)	5,860	5,912,705
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,072,166
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,393,968
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,086,805
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,001,163
Series M, 5.00%, 05/15/52 (Call 05/15/27)	9,250	10,662,275
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,543,272
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,426,968
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (PR 11/01/22)	1,810	1,860,954
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,881,120
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,592,872
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	737,193
Series C, 4.00%, 08/01/38 (PR 08/01/23)	1,635	1,704,030

		4,696,857,122

Security	Par (000)	Value

Colorado — 1.1%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	$4,000	$4,219,457
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	500,000
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	10,398,473
Series E 1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,106,050
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,766,256
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,478,936
Series B, 5.00%, 09/15/30	5,495	6,970,317
City & County of Denver CO Airport System Revenue RB
Series B, 5.00%, 11/15/32 (PR 11/15/22)	2,335	2,403,734
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	256,791
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,160,748
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,329,942
City & County of Denver CO RB
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	10,632,767
Series A 1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,124,625
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/24	1,050	1,150,985
Series B, 4.00%, 11/15/31 (Call 11/15/22)	2,310	2,358,765
Series D, VRDN, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,542,894
City & County of Denver Co. GO
Series B, 5.00%, 08/01/29	11,000	13,652,680
Series B, 5.00%, 08/01/30	24,375	30,890,242
City & County of Denver Co. RB, Series A, 4.00%, 08/01/46 (Call 08/01/26)	10,000	10,664,769
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (PR 08/01/26)	19,380	22,344,076
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,296,938
Series A-1, 5.00%, 11/15/25	5,920	6,700,083
Series A-3, 5.00%, 11/15/22	11,195	11,537,664
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	736,221
Denver City & County School District No. 1 GO
5.00%, 12/01/22 (SAW)	3,500	3,612,094
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,337,765
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,099,564
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,070	1,152,952
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,011,426
Series B, 4.00%, 12/01/27 (SAW)	5,765	6,566,815
Series B, 4.00%, 12/01/28 (SAW)	5,000	5,781,321
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	6,000	6,143,886
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,062,830
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	706,110
Series A, 0.00%, 09/01/34 (NPFGC)(a)	22,000	16,146,357
Series A, 0.00%, 09/01/40(a)	2,745	1,625,770
Series A, 0.00%, 09/01/41(a)	3,495	1,992,838
Series A, 5.00%, 09/01/40 (Call 09/01/24)	1,600	1,733,801
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	161,759
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,120,326
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,131,263
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	9,820	10,145,515
Regional Transportation District Sales Tax Revenue RB
5.00%, 11/01/28	7,000	8,481,094

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Series A, 5.00%, 11/01/27	$1,500	$1,783,075
Series A, 5.00%, 11/01/27 (PR 11/01/22)	1,265	1,300,612
Series A, 5.00%, 11/01/28	1,650	1,999,115
Series A, 5.00%, 11/01/31 (PR 11/01/22)	1,910	1,963,769
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,172,751
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	11,717,000
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	1,936,853
State of Colorado COP
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	3,858,092
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,112,897
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,050,119
Series A-2, 4.00%, 06/01/35 (PR 06/01/28)	3,000	3,436,841
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,236,056

		267,804,079

Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority RB
Series 2014-A, VRDN, 1.10%, 07/01/48 (Put 02/07/23)(b)(c)	11,215	11,235,436
Series 2015-A, VRDN, 0.38%, 07/01/35 (Put 07/12/24)(b)(c)	3,735	3,639,704
Series 2017 B-1, 5.00%, 07/01/29	5,000	6,194,910
Series C-2, VRDN, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	2,475	2,569,091
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,088,957
Series V-1, VRDN, 0.02%, 07/01/36 (Put 02/28/22)(b)(c)	15,000	15,000,000
Series V-2, VRDN, 0.01%, 07/01/36 (Put 02/28/22)(b)(c)	15,000	15,000,000
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/33 (PR 11/01/24)	4,540	4,981,026
State of Connecticut GO
Series 2021 A, 3.00%, 01/15/32 (Call 01/15/31)	3,970	4,250,527
Series 2021 A, 3.00%, 01/15/33 (Call 01/15/31)	6,970	7,394,962
Series 2021 A, 3.00%, 01/15/34 (Call 01/15/31)	4,000	4,206,628
Series 2021 A, 3.00%, 01/15/36 (Call 01/15/31)	3,000	3,099,372
Series 2021 A, 3.00%, 01/15/38 (Call 01/15/31)	5,000	5,084,429
Series 2021 A, 3.00%, 01/15/39 (Call 01/15/31)	1,000	1,010,163
Series 2021 A, 3.00%, 01/15/40 (Call 01/15/31)	5,000	5,034,103
Series 2021 A, 4.00%, 01/15/25	3,500	3,759,197
Series 2021 A, 4.00%, 01/15/27	3,000	3,345,037
Series 2021 A, 4.00%, 01/15/29	5,000	5,738,947
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	2,018,279
Series A, 4.00%, 01/15/26	1,500	1,641,561
Series A, 4.00%, 01/15/27	3,790	4,225,896
Series A, 4.00%, 01/15/28	1,250	1,416,110
Series A, 4.00%, 01/15/33 (Call 01/15/30)	3,000	3,451,777
Series A, 4.00%, 01/15/34 (Call 01/15/32)	2,500	2,921,093
Series A, 4.00%, 01/15/35 (Call 01/15/30)	5,500	6,277,113
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,262,270
Series A, 5.00%, 03/15/22	10,000	10,016,363
Series A, 5.00%, 04/15/22	3,095	3,111,626
Series A, 5.00%, 03/15/23	190	198,022
Series A, 5.00%, 04/15/23	360	376,313
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,886,827
Series A, 5.00%, 10/15/25 (Call 10/15/23)	3,000	3,188,503
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,232,695
Series A, 5.00%, 01/15/28	2,000	2,379,796
Series A, 5.00%, 01/15/29	4,535	5,497,953
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,659,995

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 01/15/31 (Call 01/15/30)	$2,000	$2,469,675
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	1,921,589
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,095,658
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	271,823
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,773,790
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	4,862,545
Series B, 3.00%, 04/15/22	1,825	1,830,455
Series B, 3.00%, 01/15/40 (Call 01/15/32)	14,250	14,356,698
Series B, 3.00%, 06/01/40 (Call 06/01/31)	5,425	5,463,348
Series B, 4.00%, 06/15/33 (Call 06/15/25)	27,000	28,974,685
Series B, 4.00%, 01/15/38 (Call 01/15/32)	5,450	6,287,915
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	2,823,754
Series B, 5.00%, 01/15/24	5,260	5,633,701
Series B, 5.00%, 05/15/24	1,700	1,839,500
Series B, 5.00%, 04/15/25	2,500	2,775,341
Series B, 5.00%, 05/15/25	1,890	2,103,237
Series B, 5.00%, 05/15/26	3,580	4,096,083
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,150	2,399,053
Series B, 5.00%, 06/01/41 (Call 06/01/31)	2,150	2,671,050
Series C, 5.00%, 06/01/22	2,220	2,244,361
Series C, 5.00%, 07/15/22	2,500	2,540,408
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,020	1,030,243
Series C, 5.00%, 06/01/24 (Call 06/01/22)	5,220	5,275,172
Series C, 5.00%, 07/15/24	5,000	5,438,876
Series C, 5.00%, 06/15/28	1,000	1,200,650
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,332,614
Series E, 5.00%, 09/15/23	3,890	4,124,049
Series E, 5.00%, 10/15/23	5,605	5,958,123
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,669,576
Series E, 5.00%, 10/15/25	3,000	3,378,226
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,022,297
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	5,750,401
Series E, 5.00%, 10/15/33 (Call 10/15/26)	4,170	4,773,821
Series F, 5.00%, 11/15/22	1,250	1,287,002
Series F, 5.00%, 09/15/23	2,150	2,279,359
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,080	2,346,842
Series F, 5.00%, 11/15/31 (Call 11/15/25)	4,945	5,535,680
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,237,371
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,238,900
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/23	1,890	1,956,926
Series A, 4.00%, 05/01/24	6,270	6,642,617
Series A, 4.00%, 01/01/32 (Call 01/01/23)	7,700	7,893,777
Series A, 4.00%, 05/01/36 (Call 05/01/30)	1,950	2,224,405
Series A, 4.00%, 05/01/36 (Call 05/01/31)	3,245	3,734,873
Series A, 4.00%, 09/01/36 (Call 09/01/26)	10,000	10,902,034
Series A, 4.00%, 05/01/39 (Call 05/01/30)	4,000	4,516,393
Series A, 4.00%, 05/01/39 (Call 05/01/31)	2,500	2,853,924
Series A, 5.00%, 01/01/24	5,055	5,412,618
Series A, 5.00%, 09/01/24	2,000	2,184,250
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,179,866
Series A, 5.00%, 05/01/25	880	978,186
Series A, 5.00%, 09/01/25 (Call 09/01/24)	5,000	5,450,285
Series A, 5.00%, 05/01/26	3,000	3,428,893
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,117,814
Series A, 5.00%, 01/01/27	2,000	2,326,302
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	5,587,297
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,715,214
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,116,750
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,088,767

36	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 01/01/29 (Call 01/01/23)	$2,000	$2,062,934
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,578,903
Series A, 5.00%, 05/01/30	5,000	6,222,794
Series A, 5.00%, 10/01/30 (Call 10/01/23)	1,930	2,043,110
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,085,935
Series A, 5.00%, 05/01/32 (Call 05/01/31)	5,775	7,291,840
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,335,857
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,288,697
Series A, 5.00%, 10/01/32 (Call 10/01/23)	17,635	18,662,803
Series A, 5.00%, 05/01/33 (Call 05/01/30)	4,000	4,936,232
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,112,861
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,140,995
Series A, 5.00%, 05/01/34 (Call 05/01/30)	5,000	6,156,092
Series A, 5.00%, 05/01/34 (Call 05/01/31)	4,000	5,032,374
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,830,616
Series A, 5.00%, 05/01/35 (Call 05/01/30)	5,565	6,835,087
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,346,948
Series A, 5.00%, 05/01/37 (Call 05/01/30)	8,350	10,229,762
Series A, 5.00%, 05/01/38 (Call 05/01/30)	12,460	15,237,560
Series A, 5.00%, 05/01/41 (Call 05/01/31)	8,100	10,047,005
Series B, 5.00%, 10/01/22	625	640,680
Series B, 5.00%, 10/01/25	1,500	1,687,291
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,201,046
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,006,628
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,792,906
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,789,044
Series D, 4.00%, 11/01/38 (Call 11/01/31)	1,000	1,150,875
Series D, 5.00%, 11/01/27	2,045	2,426,040
Series D, 5.00%, 11/01/28	3,525	4,265,884
Town of Greenwich CT GO
5.00%, 01/15/25	4,545	5,022,600
5.00%, 01/15/26	5,270	5,992,510

		557,473,652

Delaware — 0.4%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,515	1,537,314
5.00%, 07/01/30	5,000	6,312,687
5.00%, 06/01/55 (Call 06/01/25)	14,360	15,741,379
State of Delaware GO
4.00%, 02/01/32 (Call 02/01/31)	3,750	4,445,928
5.00%, 02/01/24	15,500	16,647,879
5.00%, 02/01/27	7,470	8,753,666
5.00%, 02/01/31	2,595	3,327,752
Series A, 5.00%, 03/01/23	40	41,647
Series A, 5.00%, 03/01/24	1,040	1,120,723
Series A, 5.00%, 01/01/26	8,940	10,165,386
Series A, 5.00%, 01/01/27	1,160	1,356,339
Series A, 5.00%, 01/01/28	4,150	4,977,404
Series B, 5.00%, 07/01/23	5,420	5,710,133
University of Delaware RB, Series C, VRDN, 0.09%, 11/01/37 (Put 02/28/22)(b)(c)	15,000	15,000,000

		95,138,237

District of Columbia — 1.7%
District of Columbia GO
Series A, 5.00%, 06/01/22	1,570	1,587,387
Series A, 5.00%, 06/01/25	2,970	3,318,380
Series A, 5.00%, 10/15/26	1,830	2,123,236
Series A, 5.00%, 10/15/27	2,000	2,378,579
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,146,897

Security	Par (000)	Value

District of Columbia (continued)
Series A, 5.00%, 10/15/29 (Call 04/15/29)	$3,500	$4,287,803
Series A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,573,448
Series A, 5.00%, 06/01/31 (Call 06/01/26)	9,250	10,550,999
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,332,472
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,900	2,214,809
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	2,911,489
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,324,176
Series A, 5.00%, 10/15/37 (Call 04/15/29)	5,000	6,061,785
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,236,453
Series A, 5.00%, 06/01/43 (Call 06/01/28)	3,950	4,662,481
Series A, 5.00%, 10/15/44 (Call 04/15/29)	14,090	16,896,527
Series B, 5.00%, 06/01/22	4,000	4,044,298
Series B, 5.00%, 06/01/25	2,175	2,430,127
Series C, 5.00%, 06/01/33 (Call 06/01/24)	15,000	16,208,607
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,016,288
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,156,519
Series D, 5.00%, 02/01/32 (Call 02/01/31)	4,000	5,059,908
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,000,882
Series D, 5.00%, 02/01/46 (Call 02/01/31)	19,725	24,350,795
Series E, 4.00%, 02/01/37 (Call 02/01/31)	1,835	2,125,549
Series E, 5.00%, 06/01/25	5,000	5,586,499
Series E, 5.00%, 02/01/35 (Call 02/01/31)	5,000	6,299,348
District of Columbia RB
5.00%, 12/01/33 (Call 12/01/29)	6,000	7,353,496
5.00%, 12/01/34 (Call 12/01/29)	2,450	2,999,680
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,277,585
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,251,152
Series A, 4.00%, 03/01/45 (Call 03/01/30)	3,000	3,383,764
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,214,686
Series A, 5.00%, 03/01/29	2,000	2,444,109
Series A, 5.00%, 03/01/31 (Call 09/01/29)	2,500	3,077,618
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	1,842,854
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,005	4,915,861
Series A, 5.00%, 03/01/34 (Call 09/01/29)	1,000	1,226,415
Series A, 5.00%, 03/01/35 (Call 03/01/30)	3,065	3,790,269
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,448,364
Series A, 5.00%, 03/01/39 (Call 03/01/30)	400	491,959
Series A, 5.00%, 03/01/40 (Call 03/01/30)	2,530	3,106,839
Series A, 5.00%, 03/01/44 (Call 09/01/29)	4,100	4,956,963
Series B, 5.00%, 10/01/22	5,390	5,524,905
Series B, 5.00%, 10/01/26	2,745	3,181,582
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,750	4,893,777
Series B 1, 5.00%, 02/01/31 (Call 03/31/22) (NPFGC) .	80	80,246
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,082,891
Series C, 4.00%, 05/01/45 (Call 05/01/30)	5,250	5,934,223
Series C, 5.00%, 10/01/24	7,950	8,710,982
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,040	1,071,797
Series C, 5.00%, 10/01/25	1,010	1,139,508
Series C, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,152,108
Series C, 5.00%, 10/01/27	2,100	2,495,283
Series C, 5.00%, 10/01/29	5,155	6,374,556
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,059,012
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,029,049
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	100	104,870
Series A, 5.00%, 10/01/36 (Call 04/01/26)	8,520	9,629,394
Series A, 5.00%, 10/01/44 (PR 10/01/23)	2,480	2,633,403
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,315	8,829,334
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,438,430
Series B, 5.00%, 10/01/49 (Call 04/01/28)	14,425	16,934,004

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Series B, 5.25%, 10/01/44 (Call 10/01/25)	$2,000	$2,247,723
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	13,049,568
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
0.00%, 10/01/35(a)	13,940	9,522,643
Series A, 0.00%, 10/01/37(a)	4,000	2,134,204
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,191,191
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,021,643
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	5,701,573
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	5,665,540
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,360,655
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,280,403
Series B, 5.00%, 10/01/47 (Call 10/01/29)	1,000	1,165,783
Washington Metropolitan Area Transit Authority RB
Series A, 4.00%, 07/15/35 (Call 07/15/31)	1,500	1,750,487
Series A, 4.00%, 07/15/39 (Call 07/15/31)	1,000	1,149,885
Series A, 4.00%, 07/15/40 (Call 07/15/30)	750	848,262
Series A, 4.00%, 07/15/43 (Call 07/15/31)	2,305	2,622,788
Series A, 4.00%, 07/15/46 (Call 07/15/31)	2,500	2,826,825
Series A, 5.00%, 07/15/25	1,000	1,119,922
Series A, 5.00%, 07/15/27	500	590,606
Series A, 5.00%, 07/15/37 (Call 07/15/31)	2,750	3,463,016
Series A, 5.00%, 07/15/38 (Call 07/15/30)	2,000	2,471,761
Series A, 5.00%, 07/15/41 (Call 07/15/31)	2,000	2,500,161
Series A, 5.00%, 07/15/45 (Call 07/15/30)	17,000	20,730,856
Series A, 5.00%, 07/15/46 (Call 07/15/31)	2,250	2,782,645
Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	1,974,955

		399,139,804

Florida — 2.3%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.00%, 10/01/40 (Call 10/01/29)	5,225	6,362,639
Central Florida Expressway Authority RB
2.13%, 07/01/36 (Call 07/01/31) (AGM)	1,000	958,954
4.00%, 07/01/35 (Call 07/01/31) (AGM)	500	582,279
4.00%, 07/01/38 (Call 07/01/31) (AGM)	1,000	1,154,384
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,030,213
5.00%, 07/01/26 (AGM)	450	517,250
5.00%, 07/01/27 (AGM)	10,450	12,320,621
5.00%, 07/01/28 (AGM)	1,000	1,205,807
5.00%, 07/01/30 (AGM)	1,000	1,255,448
5.00%, 07/01/32 (Call 07/01/31) (AGM)	500	636,343
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,287,272
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,349,644
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,148,625
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,161,774
Series B, 5.00%, 07/01/26	4,000	4,579,650
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	3,999,293
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,137,258
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	2,990,949
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	2,980,363
City of Cape Coral FL Water & Sewer Revenue RB, 4.00%, 10/01/42 (Call 10/01/27)	5,000	5,400,826
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,169,523
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,814,382
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,058,998
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,114,988

Security	Par (000)	Value

Florida (continued)
City of Tampa FL Water & Wastewater System Revenue RB
Series A, 4.00%, 10/01/44 (Call 10/01/30)	$2,750	$3,161,616
Series A, 5.00%, 10/01/50 (Call 10/01/30)	12,000	14,812,823
Series A, 5.00%, 10/01/54 (Call 10/01/30)	8,780	10,783,808
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/27 (PR 10/01/22)	2,500	2,562,128
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	11,400	11,683,301
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	8,962,322
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	13,290	15,093,881
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,229,401
County of Miami-Dade FL GO
Series 2016A, 4.00%, 07/01/39 (Call 07/01/30)	5,000	5,698,211
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,144,647
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,271,828
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,383,658
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,291,285
Series A, 5.00%, 10/01/29 (PR 10/01/22)	1,000	1,024,851
Series B, 5.00%, 10/01/35 (PR 10/01/22) (AGM)	1,450	1,486,034
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,242,568
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,285,467
5.00%, 07/01/37 (PR 07/01/22)	12,625	12,808,821
5.00%, 07/01/42 (PR 07/01/22)	20,975	21,280,398
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,348,347
Series A, 4.00%, 07/01/49 (Call 07/01/30)	3,500	3,903,065
Series A, 4.00%, 07/01/50 (Call 07/01/30)	5,000	5,579,956
County of Miami-Dade FL Water & Sewer System Revenue RB
4.00%, 10/01/39 (Call 04/01/31)	1,000	1,146,603
4.00%, 10/01/41 (Call 04/01/31)	1,000	1,141,916
4.00%, 10/01/46 (Call 04/01/31)	8,050	9,080,409
4.00%, 10/01/48 (Call 04/01/31)	2,000	2,248,921
4.00%, 10/01/51 (Call 04/01/31)	2,000	2,243,776
5.00%, 10/01/24	4,000	4,374,320
5.00%, 10/01/25	2,625	2,955,700
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,527,846
Series A, 5.00%, 10/01/42 (PR 10/01/22)	19,065	19,538,784
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,477,965
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,922,101
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,623,322
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,546,937
Series B, 5.00%, 10/01/27	1,000	1,184,696
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,237,818
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,236,336
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,417,613
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (PR 10/01/23)	1,050	1,131,019
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	2,114,133
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,150,848
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	2,862,918
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	948,913
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,076,898
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,337,396
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,628,721

38	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 10/01/47 (Call 10/01/31)	$2,000	$2,436,515
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,198,347
Hillsborough County School Board COP
5.00%, 07/01/28 (PR 07/01/22)	5,000	5,072,801
Series A, 5.00%, 07/01/29 (PR 07/01/22)	2,500	2,536,400
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,062,268
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,566,739
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,373,826
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 03/31/22) (AGM)	975	980,613
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,038,047
Series A, 5.00%, 07/01/40 (Call 03/31/22)	2,105	2,159,509
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,069,719
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,320	1,429,662
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,020	1,104,004
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,098,205
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,280,941
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,402,163
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,232,348
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,845,562
Orlando Utilities Commission RB
Series A, 4.00%, 10/01/39 (Call 04/01/31)	4,685	5,363,538
Series A, 4.00%, 10/01/40 (Call 04/01/31)	4,000	4,571,277
Series A, 5.00%, 10/01/22	3,325	3,407,236
Series A, 5.00%, 10/01/25	1,550	1,748,749
Series A, 5.00%, 10/01/26	9,305	10,789,410
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	507,246
5.00%, 07/01/35 (PR 07/01/23)	4,055	4,264,856
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,024,272
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,223,606
Reedy Creek Improvement District GOL, Series A,
5.00%, 06/01/38 (PR 06/01/23)	4,200	4,410,498
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,011,842
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,101,437
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,764,188
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,257,445
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,240,470
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (PR 03/15/23)	2,000	2,082,779
School District of Broward County/FL COP
Series A, 5.00%, 07/01/27	1,750	2,052,479
Series A, 5.00%, 07/01/32 (Call 07/01/30)	2,000	2,465,114
Series A, 5.00%, 07/01/34 (Call 07/01/30)	2,000	2,455,144
Series C, 5.00%, 07/01/26	2,000	2,290,729
South Florida Water Management District COP
5.00%, 10/01/33 (Call 04/01/26)	1,000	1,128,102
5.00%, 10/01/35 (Call 04/01/26)	5,000	5,634,198
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 03/31/22)	10,000	10,022,867
State of Florida Department of Transportation RB, Series A, 5.00%, 07/01/30	4,005	4,985,829

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	$4,000	$4,397,914
Series C, 5.00%, 07/01/24	3,640	3,950,287
State of Florida GO
Series A, 5.00%, 06/01/22	4,868	4,922,403
Series A, 5.00%, 06/01/23	8,510	8,944,151
Series A, 5.00%, 06/01/24	5,300	5,750,436
Series A, 5.00%, 06/01/30	10,000	12,552,070
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,381,983
Series B, 5.00%, 06/01/25	17,460	19,519,891
Series C, 5.00%, 06/01/22	16,000	16,178,811
Series C, 5.00%, 06/01/24	2,110	2,289,325
State of Florida Lottery Revenue RB, Series B, 5.00%, 07/01/25	1,100	1,233,204
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,136,015
Series A, 4.00%, 07/01/29 (PR 07/01/22)	1,035	1,046,485
Series A, 5.00%, 07/01/37 (PR 07/01/22)	7,000	7,100,740
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,615,471
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,093,894

		545,215,868

Georgia — 2.2%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,066,032
Series C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,005,816
Series C, 5.00%, 07/01/39 (Call 07/01/29)	2,500	2,994,046
Series F, 5.00%, 07/01/23	1,335	1,404,637
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 07/01/25	1,735	1,937,266
Series A, 5.00%, 07/01/26	2,000	2,290,729
Series A, 5.00%, 07/01/28	2,000	2,395,616
Series A, 5.00%, 07/01/30	2,000	2,486,307
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,225,621
5.00%, 11/01/31 (Call 05/01/25)	1,755	1,953,581
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,480,125
5.00%, 11/01/33 (PR 05/01/25)	11,680	13,002,425
5.00%, 11/01/34 (PR 05/01/25)	3,050	3,395,325
5.00%, 11/01/40 (Call 05/01/25)	2,530	2,806,556
5.00%, 11/01/43 (PR 05/01/25)	7,000	7,792,549
Series A, 5.50%, 11/01/22 (NPFGC)	700	722,114
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,619,291
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,109,565
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 03/31/22)	3,370	3,408,323
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,552,853
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	4,042,744
Georgia Ports Authority RB
4.00%, 07/01/39 (Call 07/01/31)	1,000	1,158,452
4.00%, 07/01/40 (Call 07/01/31)	1,000	1,156,365
4.00%, 07/01/42 (Call 07/01/31)	1,000	1,150,175
4.00%, 07/01/51 (Call 07/01/31)	1,750	1,980,963
Georgia State Road & Tollway Authority RB
5.00%, 06/01/23	4,000	4,197,911
5.00%, 06/01/26	1,305	1,494,332
5.00%, 06/01/27	2,200	2,583,852
5.00%, 06/01/29	2,910	3,563,317
5.00%, 06/01/31 (Call 06/01/30)	2,500	3,103,612

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 06/01/32 (Call 06/01/30)	$6,105	$7,554,202
Series A, 4.00%, 07/15/42 (Call 07/15/31)	18,100	21,044,660
Series A, 4.00%, 07/15/46 (Call 07/15/31)	10,170	11,720,404
Gwinnett County School District GO
4.00%, 02/01/37 (Call 02/01/31)	2,000	2,343,333
5.00%, 02/01/31 (Call 08/01/25)	5,580	6,245,326
5.00%, 02/01/34 (Call 08/01/25)	4,995	5,578,169
5.00%, 02/01/39 (Call 02/01/29)	6,165	7,451,320
5.00%, 02/01/40 (Call 02/01/29)	5,800	7,000,616
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 3.00%, 07/01/22	1,175	1,184,480
Series A, 3.00%, 07/01/47 (Call 07/01/30)	2,850	2,871,296
Series A, 4.00%, 07/01/24	1,000	1,064,261
Series A, 4.00%, 07/01/40 (PR 07/01/22)	4,040	4,084,829
Series A, 4.00%, 07/01/44 (PR 07/01/23)	20,000	20,785,126
Series B, 5.00%, 07/01/30 (Call 07/01/26)	7,865	9,011,916
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	5,729,966
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	2,864,054
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	1,984,108
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,576,674
Series E-1, 3.00%, 07/01/39 (Call 01/01/32)	2,500	2,579,805
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,173,901
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,462,348
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,480,007
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,740,004
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	535,376
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,273,116
Series A, 5.00%, 01/01/34 (Call 01/01/32)	1,575	1,961,223
Series A, 5.00%, 01/01/44 (Call 01/01/29)	7,975	9,331,045
Series A, 5.00%, 01/01/49 (Call 07/01/28)	5,000	5,799,837
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,099,170
Series A, 5.00%, 01/01/62 (Call 01/01/30) (AGM)	3,335	3,918,896
Series A-R, 5.00%, 01/01/23	1,000	1,032,738
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,003,976
Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,415	2,554,968
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,462,922
Series B, 4.00%, 10/01/38 (Call 10/01/26)	4,000	4,382,876
Series B, 4.00%, 09/01/39 (Call 09/01/30)	1,500	1,714,571
Series B, 5.00%, 09/01/25	8,300	9,311,599
State of Georgia GO
Series A, 4.00%, 08/01/34 (Call 08/01/30)	2,720	3,176,136
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	7,956,528
Series A, 4.00%, 07/01/38 (Call 07/01/31)	5,000	5,878,106
Series A, 4.00%, 07/01/39 (Call 07/01/31)	3,455	4,056,759
Series A, 5.00%, 07/01/22	1,660	1,684,618
Series A, 5.00%, 08/01/23	5,000	5,286,949
Series A, 5.00%, 07/01/25	2,000	2,243,583
Series A, 5.00%, 07/01/26	10,480	12,098,655
Series A, 5.00%, 08/01/26	3,000	3,471,377
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,100	1,253,835
Series A, 5.00%, 07/01/27	10,000	11,852,065
Series A, 5.00%, 08/01/27	1,815	2,155,519
Series A, 5.00%, 07/01/28	5,165	6,266,148
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,013,919
Series A, 5.00%, 07/01/29	1,500	1,859,647
Series A, 5.00%, 08/01/29	5,000	6,209,720
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,169,666
Series A, 5.00%, 07/01/30 (Call 07/01/28)	6,770	8,173,829

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 07/01/31	$15,570	$20,087,168
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	1,986,606
Series A, 5.00%, 08/01/31 (Call 08/01/30)	9,500	12,026,949
Series A, 5.00%, 07/01/32 (Call 07/01/31)	8,455	10,886,267
Series A, 5.00%, 07/01/33 (Call 07/01/31)	5,000	6,435,816
Series A-1, 5.00%, 02/01/23	2,925	3,037,842
Series A-1, 5.00%, 02/01/24	7,700	8,274,809
Series A-1, 5.00%, 02/01/26	1,010	1,152,391
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	9,754,532
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,143,606
Series A-2, 5.00%, 02/01/30 (Call 02/01/27)	11,420	13,291,596
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	5,809,737
Series C, 5.00%, 07/01/22	8,200	8,321,608
Series C, 5.00%, 07/01/26	2,000	2,308,904
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	6,485,726
Series C-1, 5.00%, 07/01/26	3,000	3,463,355
Series E, 5.00%, 12/01/22	2,500	2,580,068
Series E, 5.00%, 12/01/23	5,140	5,495,018
Series E, 5.00%, 12/01/24	13,370	14,724,603
Series E, 5.00%, 12/01/25	5,745	6,523,781
Series E, 5.00%, 12/01/26	12,125	14,157,979
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,205	1,404,911
Series F, 5.00%, 01/01/25	2,410	2,662,997
Series F, 5.00%, 07/01/25	7,400	8,301,256
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,262,760

		542,380,962

Hawaii — 0.7%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,699,376
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,097,531
Series A, 4.00%, 07/01/49 (Call 07/01/29)	9,250	10,436,656
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,000	1,120,399
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,014,560
Series A, 5.00%, 07/01/45 (PR 07/01/25)	3,675	4,117,465
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	4,918,898
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,386,865
Series B, 5.00%, 03/01/25	1,000	1,108,992
Series B, 5.00%, 03/01/28	2,120	2,538,998
Series B, 5.00%, 03/01/30	1,500	1,868,632
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,119,941
Series C, 5.00%, 10/01/30	5,000	6,297,677
State of Hawaii Airports System Revenue RB
Series D, 4.00%, 07/01/35 (Call 07/01/30)	2,000	2,265,645
Series D, 4.00%, 07/01/38 (Call 07/01/30)	2,000	2,255,792
State of Hawaii GO
Series EE, 4.00%, 11/01/31 (PR 11/01/22)	10,000	10,215,430
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,477,599
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	15,422
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,691,309
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	1,285	1,321,175
Series EF, 5.00%, 11/01/22	1,315	1,351,662
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	6,000	6,168,908
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	1,000	1,028,151
Series EH, 5.00%, 08/01/23 (ETM)	980	1,034,958
Series EH, 5.00%, 08/01/24 (PR 08/01/23)	3,370	3,558,988
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	500	528,040
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	258,739
Series EO, 5.00%, 08/01/23 (ETM)	665	701,809

40	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hawaii (continued)
Series EO, 5.00%, 08/01/24	$1,000	$1,089,544
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,394,974
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,478,465
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	239,535
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	720	781,417
Series EO, 5.00%, 08/01/29 (PR 08/01/24)	280	304,862
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,057,119
Series EY, 5.00%, 10/01/23	1,030	1,093,377
Series EZ, 5.00%, 10/01/27 (PR 10/01/25)	2,000	2,253,458
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,525,990
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	6,630	7,273,804
Series FH, 5.00%, 10/01/26	3,875	4,495,041
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,449,783
Series FH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	3,990,405
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,214,966
Series FK, 5.00%, 05/01/26	1,310	1,502,430
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,687,770
Series FN, 5.00%, 10/01/22	2,715	2,781,827
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,178,833
Series FT, 5.00%, 01/01/24	3,570	3,819,188
Series FT, 5.00%, 01/01/26	3,410	3,874,662
Series FT, 5.00%, 01/01/28	1,000	1,196,281
Series FT, 5.00%, 01/01/30 (Call 01/01/28)	3,000	3,572,928
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	3,005	3,568,728
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	2,000	2,368,806
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	4,760	5,762,866
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,417,286
State of Hawaii State Highway Fund RB, 5.00%, 01/01/41 (Call 01/01/31)	5,000	6,221,300

		172,195,262

Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,000	1,147,439
Series A, 4.00%, 07/15/38 (Call 07/15/31)	2,150	2,475,307

		3,622,746

Illinois — 3.4%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,107,785
Chicago Midway International Airport RB
Series B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,113,742
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,506,634
Chicago O’Hare International Airport RB
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,034,760
Series A, 4.00%, 01/01/35 (Call 01/01/30)	4,000	4,470,653
Series A, 5.00%, 01/01/34 (Call 01/01/30)	8,045	9,688,674
Series A, 5.00%, 01/01/35 (Call 01/01/30)	10,000	12,006,887
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,417,234
Series B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,729,516
Series B, 5.00%, 01/01/28 (Call 01/01/25)	10,000	10,906,447
Series B, 5.00%, 01/01/30 (Call 01/01/25)	6,110	6,654,980
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,431,511
Series B, 5.00%, 01/01/33 (Call 01/01/25)	4,630	5,029,579
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,274,710
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	16,162,175
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,682,744
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,461,266
Series B, 5.00%, 01/01/41 (Call 01/01/26)	4,075	4,551,932
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,469,812
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	5,463,746

Security	Par (000)	Value

Illinois (continued)
Series C, 5.00%, 01/01/31 (Call 01/01/26)	$460	$515,776
Series C, 5.00%, 01/01/34 (Call 01/01/26)	1,300	1,457,867
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,733,185
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,083,419
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	4,821,120
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	14,345,790
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,151,412
Series E, 5.00%, 01/01/24	2,285	2,436,742
Series E, 5.00%, 01/01/27	2,000	2,305,110
Chicago Transit Authority Capital Grant Receipts Revenue RB, 5.00%, 06/01/28	780	930,117
Chicago Transit Authority Sales Tax Receipts Fund RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,091,937
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,734,551
City of Chicago IL GO
Series A, 4.00%, 01/01/35 (Call 01/01/31)	6,500	6,953,706
Series A, 5.00%, 01/01/29	3,000	3,442,674
Series A, 5.00%, 01/01/33 (Call 01/01/31)	10,000	11,626,276
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	2,807,874
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	5,751,734
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,112,256
5.00%, 01/01/42 (Call 03/31/22)	1,000	1,002,964
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,118,248
County of Cook IL GO, Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,283,059
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	1,200	1,354,542
Illinois Finance Authority RB
4.00%, 01/01/25	3,260	3,500,470
4.00%, 07/01/37 (Call 01/01/31)	9,345	10,836,509
5.00%, 07/01/34 (Call 01/01/31)	1,750	2,199,091
5.00%, 07/01/36 (Call 01/01/27)	6,030	6,910,694
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	10,567,709
Series A, 5.00%, 10/01/32	4,000	5,111,124
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,173,314
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,225,253
Series A, 5.25%, 10/01/52 (PR 04/01/23)	1,000	1,045,565
Series D, VRDN, 0.18%, 12/01/46 (Put 03/07/22)(b)(c)	10,000	10,000,000
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,568,452
5.00%, 01/01/26	1,200	1,356,793
5.00%, 01/01/27	1,320	1,531,348
5.00%, 01/01/28	2,500	2,969,172
5.00%, 01/01/30	3,000	3,707,988
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,462,934
Series A, 4.00%, 12/01/31 (Call 01/01/26)	5,035	5,462,934
Series A, 4.00%, 01/01/42 (Call 01/01/32)	8,575	9,794,294
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,661,936
Series A, 5.00%, 12/01/22	1,050	1,082,424
Series A, 5.00%, 01/01/25	900	989,981
Series A, 5.00%, 01/01/27	1,000	1,160,112
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,622,884
Series A, 5.00%, 12/01/31 (Call 01/01/26)	2,080	2,336,066
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,357,473
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,030,791
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,206,332
Series A, 5.00%, 01/01/41 (Call 01/01/31)	10,185	12,423,621
Series A, 5.00%, 01/01/41 (Call 01/01/32)	1,000	1,242,070
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	16,761,614

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series A, 5.00%, 01/01/44 (Call 07/01/29)	$8,400	$10,036,984
Series A, 5.00%, 01/01/45 (Call 01/01/31)	12,500	15,067,886
Series A, 5.00%, 01/01/46 (Call 01/01/32)	4,000	4,905,356
Series B, 5.00%, 01/01/26	2,500	2,826,653
Series B, 5.00%, 01/01/27	2,130	2,471,039
Series B, 5.00%, 01/01/29	2,000	2,421,383
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	1,847,201
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,116,009
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,664,140
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,674,603
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,645	10,756,330
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	8,324,317
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,185,357
Metropolitan Pier & Exposition Authority RB
Series A, 5.50%, 06/15/29 (ETM) (NPFGC)	95	105,456
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,815,871
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	880,591
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,675,114
Series A, 5.00%, 12/01/44 (PR 12/01/24)	10,000	10,970,410
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	6,358,028
Series B, 5.25%, 12/01/34	2,500	3,388,418
Metropolitan Water Reclamation District of Greater Chicago GOL, Series C, 5.25%, 12/01/32	1,340	1,759,802
Regional Transportation Authority RB, 5.75%, 06/01/23 (AGM)	1,000	1,028,481
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,116,456
Series A, 5.00%, 01/01/25	770	842,483
Series A, 5.00%, 01/01/30	7,500	9,102,848
Series A, 5.00%, 01/01/32	5,000	6,251,312
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,204,563
State of Illinois GO
5.00%, 05/01/22	3,300	3,322,891
5.00%, 08/01/22	580	589,867
5.00%, 02/01/23	11,955	12,378,585
5.00%, 02/01/24	15,070	16,091,771
5.00%, 05/01/24	11,880	12,778,952
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,611,457
5.00%, 02/01/25	2,000	2,191,214
5.00%, 02/01/26	5,000	5,574,907
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,129,789
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,083,826
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,155,380
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,032,552
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,601,686
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,062,538
5.00%, 02/01/39 (Call 02/01/24)	7,285	7,680,236
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,650,204
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,052,476
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,105,259
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,138,112
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,187,113
5.38%, 05/01/23	4,500	4,717,907
5.50%, 05/01/24	2,500	2,715,708
5.50%, 07/01/27 (Call 07/01/23)	660	697,176
5.50%, 05/01/30	2,000	2,414,273
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,269,341
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,051,747

Security	Par (000)	Value

Illinois (continued)
5.50%, 05/01/39 (Call 05/01/30)	$7,075	$8,444,965
5.75%, 05/01/45 (Call 05/01/30)	3,125	3,747,909
Series A, 4.00%, 12/01/33 (Call 12/01/27)	2,500	2,667,989
Series A, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,164,885
Series A, 4.00%, 03/01/41 (Call 03/01/31)	4,750	5,106,595
Series A, 5.00%, 03/01/22	1,500	1,500,000
Series A, 5.00%, 10/01/23	5,400	5,711,770
Series A, 5.00%, 03/01/25	2,120	2,326,596
Series A, 5.00%, 10/01/26	4,750	5,361,003
Series A, 5.00%, 11/01/26	5,000	5,650,766
Series A, 5.00%, 03/01/27	2,640	3,000,418
Series A, 5.00%, 12/01/27	9,600	11,051,222
Series A, 5.00%, 03/01/28	1,425	1,647,494
Series A, 5.00%, 03/01/31	1,500	1,799,993
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,261,200
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,562,756
Series A, 5.00%, 03/01/33 (Call 03/01/31)	2,500	2,970,023
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,416,636
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	2,985,836
Series A, 5.00%, 03/01/35 (Call 03/01/31)	1,500	1,769,088
Series A, 5.00%, 03/01/36 (Call 03/01/31)	3,000	3,532,331
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,234,619
Series A, 5.00%, 03/01/46 (Call 03/01/31)	10,500	12,138,082
Series B, 4.00%, 12/01/39 (Call 12/01/31)	2,000	2,167,872
Series B, 5.00%, 10/01/22	1,250	1,279,234
Series B, 5.00%, 03/01/24	3,000	3,210,848
Series B, 5.00%, 10/01/28	2,000	2,334,882
Series B, 5.00%, 10/01/29 (Call 10/01/28)	4,100	4,773,761
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,462,216
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,353,598
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,288,184
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	6,696,999
Series B, 5.00%, 12/01/33 (Call 12/01/31)	5,000	5,989,890
Series C, 4.00%, 03/01/22	2,965	2,965,000
Series C, 4.00%, 03/01/23	5,000	5,142,277
Series C, 4.00%, 03/01/24	6,160	6,472,060
Series C, 4.00%, 10/01/38 (Call 10/01/30)	2,500	2,695,698
Series C, 4.00%, 10/01/40 (Call 10/01/30)	5,000	5,365,902
Series C, 4.00%, 11/01/40 (Call 11/01/29)	18,000	19,185,548
Series C, 5.00%, 11/01/29 (Call 11/01/27)	14,495	16,561,830
Series D, 5.00%, 11/01/22	17,770	18,240,486
Series D, 5.00%, 11/01/23	8,300	8,800,612
Series D, 5.00%, 11/01/24	6,850	7,464,106
Series D, 5.00%, 11/01/25	17,485	19,415,556
Series D, 5.00%, 11/01/26	13,570	15,338,231
Series D, 5.00%, 11/01/27	15,530	17,851,768
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,871,256
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,563,531

		818,149,673

Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,047,619
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,203,518
Series B, 5.00%, 10/01/37 (Call 10/01/26)	14,010	16,123,920
Indiana Finance Authority RB
Series 1, 4.00%, 10/01/35 (Call 10/01/31)	750	879,043
Series 1, 4.00%, 10/01/39 (Call 10/01/31)	4,200	4,869,790
Series 1, 5.00%, 10/01/29	1,000	1,234,974
Series 1, 5.00%, 10/01/34 (Call 10/01/31)	2,600	3,297,165

42	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Series 1, 5.00%, 10/01/37 (Call 10/01/31)	$1,600	$2,021,764
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,534,184
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,387,915
Series A, 5.00%, 02/01/38 (Call 02/01/29)	3,310	4,018,762
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,755	9,395,535
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	10,869,223
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,288,435
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,086,392
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,377,119
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,123,620
Series B, 4.00%, 02/01/23	8,750	9,002,336
Series B, 5.00%, 02/01/23	6,280	6,518,155
Series B, 5.00%, 02/01/24	6,500	6,976,226
Series B, 5.00%, 02/01/25	4,915	5,438,715
Series B, 5.00%, 02/01/34 (Call 02/01/31)	3,000	3,792,467
Series C, 5.00%, 12/01/23	1,470	1,568,615
Series C, 5.00%, 12/01/24	5,070	5,580,779
Series C, 5.00%, 06/01/27 (Call 12/01/26)	7,110	8,273,633
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,160,489
Series C, 5.00%, 06/01/29	3,120	3,844,389
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,037,736
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	3,823,551
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	18,345	20,609,784
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,498,344
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,045,811
Series A, 5.00%, 02/01/54 (Call 02/01/29)	9,950	11,663,837

		178,593,845

Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/23	2,500	2,640,199
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,609,335
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,369,493
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,038,094
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,328,673
Series A, 5.00%, 08/01/40 (Call 08/01/31)	6,680	8,455,960
State of Iowa RB, Series A, 5.00%, 06/01/27
(Call 06/01/26)	1,000	1,148,644

		23,590,398

Kansas — 0.2%
Seward County Unified School District No. 480 Liberal GO
Series B, 4.00%, 09/01/32 (PR 09/01/25)	3,895	4,245,639
Series B, 4.00%, 09/01/33 (PR 09/01/25)	4,080	4,447,294
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	5,627,635
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,373,294
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,120,788
5.00%, 09/01/30 (Call 09/01/25)	3,270	3,662,599
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,358,004
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,237,217
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,178,565
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,087,736
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,195,943
Series B, 5.00%, 09/01/22	2,090	2,134,709

Security	Par (000)	Value

Kansas (continued)
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	$9,285	$9,800,272

		44,469,695

Kentucky — 0.0%
Kentucky Asset Liability Commission RB, Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,087,994
Kentucky Public Transportation Infrastructure Authority RB, Series A, 5.75%, 07/01/49 (PR 07/01/23)	1,000	1,061,632
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,650	1,752,468

		3,902,094

Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (PR 06/01/24)	1,000	1,081,965
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (PR 12/01/24)	1,000	1,098,464
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,309,361
Series B, 5.00%, 02/01/39 (PR 02/01/25)	2,000	2,210,079
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (PR 02/01/24)	2,000	2,145,741
Series A, 4.00%, 02/01/48 (PR 02/01/23)	1,000	1,028,653
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,706,043
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (PR 05/01/25)	1,000	1,097,783
Series A, 5.00%, 05/01/41 (PR 05/01/25)	8,500	9,462,381
Series A-1, 4.00%, 05/01/32 (Call 05/01/22)	6,000	6,032,306
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,005,284
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	800	805,815
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	251,838
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	765,524
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	241,765
Series B, 4.00%, 05/01/39 (Call 05/01/32)	5,830	6,764,178
Series B, 5.00%, 05/01/36 (PR 05/01/24)	1,000	1,081,392
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,340,693
Series C-1, 5.00%, 05/01/43 (PR 05/01/23)	10,000	10,470,765
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,223,927
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	10,539,938
Series A, 4.00%, 08/01/31 (PR 08/01/22)	1,000	1,013,938
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,161,981
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,072,870
Series A, 5.00%, 03/01/31 (Call 03/01/30)	3,920	4,865,562
Series A, 5.00%, 03/01/32 (Call 03/01/31)	7,875	9,955,525
Series B, 5.00%, 08/01/25	8,595	9,638,158
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,100	3,572,694
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,271,401
Series C, 5.00%, 07/15/23 (PR 07/15/22)	1,975	2,007,140
Series C, 5.00%, 08/01/23	1,000	1,056,080
Series C, 5.00%, 07/15/24 (PR 07/15/22)	1,000	1,016,274
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,178,588
Series C, 5.00%, 08/01/26 (Call 08/01/24)	5,000	5,443,970
Series D, 5.00%, 09/01/24	3,075	3,359,877

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
State of Louisiana RB
5.00%, 09/01/22	$2,425	$2,477,366
5.00%, 09/01/23	5,105	5,407,762

		125,163,081

Maine — 0.0%
Maine Turnpike Authority RB
4.00%, 07/01/45 (Call 07/01/30)	1,000	1,127,887
4.00%, 07/01/50 (Call 07/01/30)	2,425	2,723,771
5.00%, 07/01/47 (Call 07/01/28)	1,000	1,167,935

		5,019,593

Maryland — 2.5%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,313,418
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	2,236,387
Series A, 5.00%, 07/01/43 (PR 01/01/24)	1,000	1,070,178
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,418,141
County of Anne Arundel MD GOL
5.00%, 04/01/22	14,985	15,040,166
5.00%, 10/01/25	5,225	5,896,935
5.00%, 10/01/47 (Call 10/01/27)	2,000	2,353,664
County of Montgomery MD GO
Series A, 4.00%, 08/01/32 (Call 08/01/31)	12,445	14,899,489
Series A, 4.00%, 12/01/33 (Call 12/01/24)	5,125	5,481,432
Series A, 5.00%, 11/01/22	3,100	3,187,901
Series A, 5.00%, 08/01/24	3,030	3,303,594
Series A, 5.00%, 11/01/24	8,125	8,927,772
Series A, 5.00%, 11/01/28 (PR 11/01/24)	525	576,726
Series B, 5.00%, 11/01/24	2,200	2,417,366
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,945	4,332,765
Series C, 5.00%, 10/01/22	6,000	6,150,173
Series C, 5.00%, 10/01/25	6,365	7,188,310
Series C, 5.00%, 10/01/26	5,000	5,807,295
Series C, 5.00%, 10/01/27	1,500	1,786,776
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	1,200	1,392,070
County of Prince George’s MD GOL
Series A, 5.00%, 07/15/27	1,505	1,783,705
Series A, 5.00%, 07/15/28	3,235	3,923,715
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,415,288
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,248,397
Series B, 5.00%, 07/15/23	12,500	13,181,251
Maryland State Transportation Authority RB
4.00%, 07/01/45 (Call 07/01/30)	2,000	2,249,318
4.00%, 07/01/50 (Call 07/01/30)	1,000	1,118,390
Series A, 5.00%, 07/01/46 (Call 07/01/31)	20,265	25,102,199
Series A, 5.00%, 07/01/51 (Call 07/01/31)	3,000	3,695,979
State of Maryland Department of Transportation RB
4.00%, 11/01/25 (Call 11/01/24)	3,025	3,236,727
5.00%, 11/01/22	11,515	11,839,945
5.00%, 02/15/23	5,275	5,482,208
5.00%, 09/01/23	1,130	1,196,843
5.00%, 11/01/23	2,005	2,135,010
5.00%, 09/01/24	1,275	1,392,789
5.00%, 11/01/24	4,505	4,946,365
5.00%, 09/01/25	6,155	6,927,619
5.00%, 09/01/26	10,955	12,664,026
5.00%, 09/01/27	7,030	8,324,885
5.00%, 10/01/27	1,000	1,186,461
5.00%, 09/01/28 (Call 09/01/27)	3,045	3,592,403

Security	Par (000)	Value

Maryland (continued)
5.00%, 10/01/28 (Call 10/01/27)	$7,000	$8,282,319
5.00%, 10/01/29 (Call 10/01/26)	1,800	2,065,387
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,172,647
5.00%, 10/01/33 (Call 10/01/30)	3,000	3,766,199
5.00%, 10/01/34 (Call 10/01/30)	17,090	21,432,154
5.00%, 10/01/35 (Call 10/01/30)	3,415	4,272,225
Series A, 5.00%, 10/01/27	3,000	3,559,384
Series A, 5.00%, 10/01/29	10,000	12,381,834
Series B, 5.00%, 12/01/23	4,995	5,332,791
Series B, 5.00%, 12/01/25	5,000	5,667,969
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	4,255	4,513,565
First Series, 4.00%, 03/15/33 (Call 03/15/29)	1,200	1,377,116
First Series, 5.00%, 03/15/26	3,000	3,432,282
First Series, 5.00%, 03/15/27	4,080	4,796,210
First Series, 5.00%, 03/15/29	5,000	6,148,742
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	3,670,523
First Series, 5.00%, 03/15/32 (Call 03/15/29)	5,000	6,106,127
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,566,826
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	1,905	2,302,856
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	1,500	1,810,988
Second Series A, 4.00%, 08/01/35 (Call 08/01/31)	7,400	8,744,979
Second Series A, 5.00%, 08/01/24	10,310	11,240,940
Second Series A, 5.00%, 08/01/28	3,000	3,642,316
Second Series A, 5.00%, 08/01/29	4,500	5,578,073
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,094,229
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,079,976
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,080,135
Series A, 5.00%, 03/01/22	1,500	1,500,000
Series A, 5.00%, 03/15/23	6,810	7,100,419
Series A, 5.00%, 08/01/23	18,240	19,270,854
Series A, 5.00%, 08/01/24	24,090	26,265,204
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,225	2,349,777
Series A, 5.00%, 03/15/25	11,090	12,323,611
Series A, 5.00%, 03/15/26	10,015	11,458,100
Series A, 5.00%, 03/01/27	10,845	12,736,480
Series A, 5.00%, 03/15/27	3,595	4,226,072
Series A, 5.00%, 03/15/28	1,160	1,396,395
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	5,910,230
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	9,208,035
Series A, 5.00%, 03/15/29 (Call 03/15/28)	2,025	2,427,142
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,000	3,593,168
Series A, 5.00%, 08/01/31 (Call 08/01/30)	5,000	6,298,590
Series A, 5.00%, 08/01/33 (Call 08/01/30)	2,115	2,657,122
Series A, 5.00%, 08/01/34 (Call 08/01/30)	5,000	6,275,312
Series A, 5.00%, 03/01/36 (Call 03/01/31)	11,760	14,916,383
Series B, 4.00%, 08/01/25	3,945	4,298,138
Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,437,248
Series B, 5.00%, 08/01/22	5,385	5,482,954
Series B, 5.00%, 08/01/24	2,630	2,867,476
Series B, 5.00%, 08/01/25	21,190	23,814,676
Series B, 5.00%, 08/01/26	13,950	16,128,924
Series C, 5.00%, 08/01/22	5,855	5,961,504
Series C, 5.00%, 08/01/23	9,460	9,994,642
Series C, 5.00%, 08/01/24	7,380	8,046,376
Series C-2, 5.00%, 08/01/24	3,290	3,587,070

		605,074,775

44	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 5.1%
City of Boston MA GO
Series D, 5.00%, 03/01/22	$3,835	$3,835,000
Series D, 5.00%, 03/01/23	4,140	4,310,038
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,146,936
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,335	6,866,927
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,191,749
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,446,337
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,059,777
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,544,429
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,059,343
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,502,930
5.00%, 07/01/30	1,500	1,884,497
5.00%, 07/01/31 (Call 07/01/30)	10,000	12,513,672
5.00%, 07/01/37 (Call 07/01/30)	5,650	6,970,207
5.00%, 07/01/38 (Call 07/01/30)	2,000	2,462,813
5.00%, 07/01/40 (Call 07/01/30)	1,500	1,840,862
5.00%, 07/01/45 (Call 07/01/30)	5,000	6,079,849
5.00%, 07/01/48 (Call 07/01/30)	3,000	3,633,094
Series A, 5.00%, 03/01/23	2,410	2,508,984
Series A, 5.00%, 01/01/24	2,100	2,248,565
Series A, 5.00%, 07/01/25	1,340	1,499,937
Series A, 5.00%, 07/01/26	2,695	3,101,424
Series A, 5.00%, 07/01/28 (Call 07/01/26)	1,500	1,723,279
Series A, 5.00%, 03/01/29	5,000	6,117,676
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	2,954,433
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,797,318
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,177,339
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,004,855
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	10,241,137
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	3,715,037
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,445,939
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,339,213
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,397,183
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,603,718
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,593,650
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	2,958,650
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,187,754
Series A, VRDN, 5.00%, 06/01/44 (Put 06/01/23)(b)(c)	5,000	5,244,828
Series B, 4.00%, 03/01/32 (Call 03/01/30)	16,455	19,066,483
Series B, 5.00%, 11/01/22	7,000	7,197,535
Series B, 5.00%, 08/01/23	5,350	5,651,582
Series B, 5.00%, 11/01/23	2,605	2,774,811
Series B, 5.00%, 07/01/24	7,830	8,512,572
Series B, 5.00%, 07/01/25	8,955	10,023,832
Series B, 5.00%, 11/01/25	4,000	4,520,589
Series B, 5.00%, 07/01/26	4,950	5,696,494
Series B, 5.00%, 07/01/27	1,105	1,304,667
Series B, 5.00%, 07/01/28	11,745	14,185,804
Series B, 5.00%, 07/01/32 (Call 07/01/30)	1,500	1,868,405
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,371,504
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,747,722
Series B, 5.25%, 08/01/22	1,155	1,177,104
Series B, 5.25%, 09/01/22 (AGM)	3,000	3,068,348
Series B, 5.25%, 09/01/23 (AGM)	7,095	7,542,077
Series B, 5.25%, 09/01/24 (AGM)	2,135	2,346,435
Series B, 5.25%, 09/01/25 (AGM)	1,080	1,223,975
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	3,270,745

Security	Par (000)	Value

Massachusetts (continued)
Series C, 3.00%, 03/01/47 (Call 03/01/30)	$3,500	$3,488,956
Series C, 5.00%, 04/01/22	1,290	1,294,717
Series C, 5.00%, 08/01/22	1,510	1,537,467
Series C, 5.00%, 10/01/22	8,350	8,558,001
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,510	5,583,552
Series C, 5.00%, 10/01/24	6,780	7,428,988
Series C, 5.00%, 05/01/25	2,500	2,784,701
Series C, 5.00%, 08/01/25	1,425	1,598,965
Series C, 5.00%, 10/01/25	11,105	12,520,628
Series C, 5.00%, 04/01/26	10,230	11,692,464
Series C, 5.00%, 10/01/27	1,250	1,484,550
Series C, 5.00%, 05/01/29 (Call 05/01/23)	2,000	2,092,719
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,230,604
Series C, 5.00%, 09/01/31	9,525	12,232,590
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,045,763
Series C, 5.00%, 05/01/33 (Call 05/01/23)	3,585	3,748,204
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,397,723
Series C, 5.00%, 05/01/45 (Call 05/01/29)	11,860	14,193,960
Series C, 5.00%, 05/01/47 (Call 05/01/29)	5,000	5,967,645
Series C, 5.50%, 12/01/22 (AGM)	2,865	2,965,873
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,418,293
Series C, 5.50%, 12/01/23 (AMBAC)	1,050	1,130,449
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,305,729
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,192,808
Series D, 5.00%, 07/01/25	2,800	3,134,196
Series D, 5.00%, 07/01/26	9,035	10,397,539
Series D, 5.00%, 07/01/27	3,905	4,610,609
Series D, 5.00%, 07/01/28	2,600	3,140,323
Series D, 5.00%, 09/01/48 (Call 09/01/31)	9,935	12,296,070
Series D-2-R, VRDN, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,605,987
Series E, 3.00%, 12/01/27	1,905	2,062,051
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	5,918,197
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,516,338
Series E, 5.00%, 11/01/22	9,690	9,963,445
Series E, 5.00%, 11/01/25 (AMBAC)	2,150	2,429,817
Series E, 5.00%, 11/01/26	5,075	5,892,666
Series E, 5.00%, 11/01/27	10,495	12,488,143
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,494,570
Series E, 5.00%, 05/01/30 (Call 05/01/24)	22,550	24,349,736
Series E, 5.00%, 11/01/30	1,600	2,022,730
Series E, 5.00%, 05/01/32 (Call 05/01/24)	4,750	5,121,830
Series E, 5.00%, 11/01/32 (Call 11/01/30)	1,500	1,881,370
Series E, 5.00%, 05/01/33 (Call 05/01/24)	3,000	3,233,892
Series E, 5.00%, 11/01/33 (Call 11/01/30)	2,000	2,496,973
Series E, 5.00%, 09/01/37 (Call 09/01/28)	4,000	4,793,083
Series E, 5.00%, 11/01/50 (Call 11/01/30)	8,545	10,398,829
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	5,718,780
Series F, 5.00%, 11/01/39 (Call 11/01/27)	2,700	3,166,511
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,924,519
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,481,372
Series H, 5.00%, 12/01/24	1,245	1,371,139
Series J, 5.00%, 12/01/36 (Call 12/01/26)	13,710	15,775,832
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,176,041
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,000	8,299,885
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,669,917
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,502,547
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,490,313

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 06/01/43 (Call 12/01/27)	$11,730	$13,713,417
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,150,060
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,445,745
Series A, 5.00%, 06/01/51 (Call 06/01/30)	5,000	6,016,368
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/41 (Call 07/01/29)	6,955	8,454,403
5.00%, 07/01/45 (Call 07/01/28)	2,360	2,801,543
5.00%, 07/01/50 (Call 07/01/28)	2,500	2,954,944
Series A, 5.00%, 07/01/24	6,445	7,003,723
Series A, 5.00%, 07/01/25	1,550	1,734,463
Series A, 5.00%, 07/01/27	13,900	16,396,006
Series A, 5.00%, 07/01/28	4,255	5,119,334
Series A, 5.00%, 07/01/29	2,780	3,414,089
Series A, 5.00%, 07/01/31	2,870	3,659,873
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	7,603,636
Series A, 5.25%, 07/01/30	3,635	4,653,357
Series A-1, 4.00%, 07/01/37 (Call 07/01/31)	1,500	1,744,808
Series A-1, 4.00%, 07/01/38 (Call 07/01/31)	3,000	3,482,399
Series A-1, 4.00%, 07/01/51 (Call 07/01/31)	1,500	1,697,968
Series A-1, 5.00%, 07/01/34 (Call 07/01/31)	1,215	1,542,991
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/22	3,595	3,647,222
Series A, 5.00%, 07/01/23	6,895	7,263,147
Series A-1, 5.00%, 07/01/24	1,250	1,358,364
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/23	2,580	2,725,812
5.00%, 08/01/24	1,000	1,090,796
5.00%, 08/01/26	2,000	2,313,321
5.00%, 08/01/28	3,000	3,636,183
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,265	1,130,057
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,078,913
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,213,134
Series A, 5.00%, 10/15/25	11,500	12,988,991
Series A, 5.00%, 10/15/26	5,175	6,009,268
Series A, 5.00%, 10/15/27	5,000	5,961,325
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,299,452
Series A, 5.00%, 10/15/28	2,750	3,353,858
Series A, 5.00%, 10/15/29	5,000	6,232,113
Series A, 5.00%, 10/15/30	16,020	20,471,985
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,434,108
Series A, 5.00%, 07/15/34 (Call 07/15/26)	240	274,510
Series A, 5.00%, 07/15/36	1,490	1,963,271
Series A, 5.00%, 07/15/40	4,000	5,421,697
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,656,778
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,011,544
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,317,698
Series P, 5.00%, 07/01/50	10,000	14,353,026
Series U-6E, VRDN, 0.06%, 10/01/42 (Put 02/28/22)(b)(c)	20,000	20,000,000
Series V, 5.00%, 07/01/55	1,000	1,429,884
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN, 0.16%, 07/01/31 (Put 02/28/22)(b)(c)	15,000	15,000,000
Series J-2, VRDN, 0.16%, 07/01/31 (Put 02/28/22)(b)(c)	1,280	1,280,000
Series K, 5.50%, 07/01/32	1,715	2,310,652
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	4,000	4,427,502

Security	Par (000)	Value

Massachusetts (continued)
Series A, 5.00%, 08/15/22	$1,665	$1,698,057
Series A, 5.00%, 08/15/22 (ETM)	70	71,367
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,130	2,168,607
Series A, 5.00%, 08/15/25 (PR 08/15/22)	1,445	1,473,501
Series A, 5.00%, 08/15/26 (PR 08/15/22)	10,160	10,360,660
Series A, 5.00%, 08/15/30 (PR 08/15/22)	3,135	3,196,952
Series A, 5.00%, 05/15/38 (PR 05/15/23)	40,005	41,937,799
Series A, 5.00%, 05/15/43 (PR 05/15/23)	7,815	8,195,122
Series A, 5.00%, 02/15/44 (Call 02/15/29)	2,000	2,405,527
Series A, 5.00%, 02/15/49 (PR 02/15/26)	37,710	42,937,330
Series A, 5.00%, 08/15/50 (Call 08/15/30)	8,370	10,174,554
Series A, 5.25%, 02/15/48 (Call 02/15/28)	6,360	7,572,772
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,128,049
Series B, 5.00%, 08/15/27 (PR 08/15/22)	1,930	1,968,107
Series B, 5.00%, 08/15/28 (PR 08/15/22)	13,100	13,358,876
Series B, 5.00%, 08/15/29 (PR 08/15/22)	9,040	9,218,644
Series B, 5.00%, 08/15/30 (PR 08/15/22)	35,670	36,374,893
Series B, 5.00%, 11/15/39 (Call 11/15/26)	3,000	3,447,149
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	14,914,349
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,319,485
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,080,347
Series C, 5.00%, 08/15/24	1,095	1,194,500
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,338,344
Series D, 5.00%, 08/15/37 (Call 08/15/25)	18,000	20,030,062
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,574,349
Series A, 5.00%, 05/01/49 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	5,000	5,574,349
Series B, 5.00%, 05/01/39 (PR 05/01/24) (ST INTERCEPT)	2,500	2,703,479
Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	2,300	2,316,911
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	10,000	10,813,916
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/29	3,985	4,859,048
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,805,545
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,001,178
Series A, VRDN, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	4,649,611
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,600	1,689,960
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,141,376
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,059,726
Series B, 5.25%, 08/01/25 (AGM)	2,685	3,038,000
Series B, 5.25%, 08/01/26 (AGM)	9,750	11,367,906
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,225,914
Series B, 5.25%, 08/01/30 (AGM)	3,325	4,248,864
Series B, 5.25%, 08/01/31 (AGM)	800	1,043,069
Series C, 5.00%, 08/01/32 (PR 08/01/26)	11,485	13,241,574
Series C, 5.00%, 08/01/34 (PR 08/01/26)	5,000	5,764,725
Series C, 5.00%, 08/01/35 (PR 08/01/26)	12,350	14,238,872
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,383,850
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,691,014
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	2,945	3,027,906
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	7,085	7,775,213
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,790,666
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,770	3,040,415
Series 1-2021, 5.00%, 11/01/39 (Call 11/01/24)	6,750	7,346,298
Series 1-2021, 5.00%, 11/01/39 (PR 11/01/24)	5,805	6,360,895

46	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series 2021-1, 5.00%, 11/01/22	$3,500	$3,598,768
Series 2021-1, 5.00%, 11/01/23	1,500	1,597,265

		1,235,260,115

Michigan — 1.2%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	16,195	16,444,145
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	3,156,541
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,406,267
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,288,018
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,375,675
Series D, 5.00%, 07/01/30 (Call 07/01/26)	2,500	2,854,383
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	10,778,425
Lansing Board of Water & Light RB, Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,500	1,800,210
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,194,396
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	2,784,010
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	2,873,565
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	15,720	15,948,885
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	6,497,023
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,082,357
Series D1, 5.00%, 07/01/22 (AGM)	1,040	1,054,897
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,087,899
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,677,098
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,705,291
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,497,070
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	10,669,958
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,218,397
Series I, 3.00%, 10/15/45 (Call 10/15/30)	3,000	2,963,007
Series I, 4.00%, 10/15/46 (Call 10/15/31)	5,000	5,659,986
Series I, 5.00%, 04/15/22	2,250	2,262,225
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,370,313
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,440,153
Series I, 5.00%, 04/15/31 (Call 10/15/25)	11,570	12,980,773
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,344,467
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,127,722
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,783,137
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,060,502
Michigan State University RB, Series C, 4.00%, 02/15/44
(Call 08/15/29)	4,660	5,238,535
State of Michigan GO
5.00%, 05/15/30	1,100	1,380,498
Series A, 5.00%, 05/15/31 (Call 05/15/30)	1,685	2,111,865
Series A, 5.00%, 05/15/32 (Call 05/15/30)	1,800	2,253,204
Series A, 5.00%, 05/15/33 (Call 05/15/30)	2,100	2,624,343
State of Michigan RB
5.00%, 03/15/23	1,020	1,061,875
5.00%, 03/15/24	5,770	6,204,120
5.00%, 03/15/26	2,595	2,959,040
5.00%, 03/15/27	415	486,085
State of Michigan Trunk Line Revenue RB
4.00%, 11/15/38 (Call 11/15/31)	2,000	2,340,835
4.00%, 11/15/40 (Call 11/15/31)	10,000	11,619,799
4.00%, 11/15/44 (Call 11/15/31)	12,000	13,803,385

Security	Par (000)	Value

Michigan (continued)
4.00%, 11/15/46 (Call 11/15/31)	$2,350	$2,693,146
5.00%, 11/15/22	2,535	2,609,858
5.00%, 11/15/23	5,180	5,519,839
5.00%, 11/15/24	5,000	5,496,301
5.00%, 11/15/25	1,975	2,236,013
5.00%, 11/15/32 (Call 11/15/31)	1,000	1,285,164
5.00%, 11/15/35 (Call 11/15/31)	11,000	14,067,139
Series B, 4.00%, 11/15/37 (Call 11/15/30)	2,000	2,321,906
Series B, 4.00%, 11/15/39 (Call 11/15/30)	2,000	2,314,687
Series B, 4.00%, 11/15/45 (Call 11/15/30)	7,250	8,214,617
Series B, 5.00%, 11/15/27	1,215	1,447,746
Series B, 5.00%, 11/15/28	2,000	2,435,003
Series B, 5.00%, 11/15/45 (Call 11/15/30)	10,000	12,229,713
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,390,632
Series A, 5.00%, 04/01/23	2,020	2,109,314
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,917,166
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,443,948
Series D-2, VRDN, 0.17%, 12/01/29(b)(c)	10,155	10,155,000
Wayne County Airport Authority RB, Series A, 5.00%, 12/01/46 (Call 12/01/31)	3,750	4,574,142

		279,931,713

Minnesota — 1.2%
City of Minneapolis MN GO
4.00%, 12/01/23	12,980	13,638,398
4.00%, 12/01/24	3,005	3,226,856
4.00%, 12/01/26	10,000	11,193,829
County of Hennepin MN GO, Series A, 5.00%, 12/01/34 (Call 12/01/31)	5,550	7,139,869
Metropolitan Council GO
Series B, 5.00%, 12/01/22	29,510	30,448,341
Series B, 5.00%, 12/01/23	14,000	14,951,812
Series B, 5.00%, 12/01/24	10,065	11,093,383
Series B, 5.00%, 12/01/25	7,500	8,516,686
Series C, 5.00%, 12/01/27	2,500	2,992,624
Series C, 5.00%, 12/01/28	2,500	3,060,981
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,421,440
Series A, 5.00%, 01/01/26	1,250	1,407,852
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,719,425
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,549,607
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/23	1,010	1,051,792
State of Minnesota GO
Series A, 4.00%, 09/01/36 (Call 09/01/31)	12,265	14,447,569
Series A, 4.00%, 09/01/37 (Call 09/01/31)	1,000	1,176,237
Series A, 4.00%, 09/01/39 (Call 09/01/31)	2,000	2,342,703
Series A, 5.00%, 09/01/22	8,085	8,260,000
Series A, 5.00%, 09/01/23	15,000	15,891,915
Series A, 5.00%, 08/01/25 (Call 08/01/24)	4,775	5,201,379
Series A, 5.00%, 08/01/26	2,775	3,203,285
Series A, 5.00%, 09/01/26	14,130	16,347,703
Series A, 5.00%, 08/01/28	3,160	3,827,962
Series A, 5.00%, 09/01/31	2,785	3,587,931
Series A, 5.00%, 09/01/32 (Call 09/01/31)	10,000	12,859,943
Series B, 5.00%, 09/01/24	10,450	11,415,412
Series B, 5.00%, 09/01/25	5,000	5,627,635
Series D, 5.00%, 08/01/22	5,145	5,238,589
Series D, 5.00%, 08/01/23	14,395	15,208,549

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/24	$2,170	$2,364,311
Series D, 5.00%, 10/01/24	3,430	3,756,486
Series D, 5.00%, 08/01/25	3,540	3,974,689
Series D, 5.00%, 08/01/26	4,385	5,061,767
Series D, 5.00%, 10/01/26	3,080	3,571,347
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	7,727,840
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,398,652
Series F, 5.00%, 10/01/22	6,000	6,150,173
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,138,468

		279,193,440

Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,645,603
Series A, 5.00%, 10/01/27	1,000	1,189,411
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	1,958,083
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	7,703,916
Series A, 5.00%, 10/01/31 (PR 10/01/27)	1,000	1,187,050
Series A, 5.00%, 10/01/32 (PR 10/01/27)	1,355	1,608,453
Series A, 5.00%, 10/01/34 (PR 10/01/27)	4,000	4,748,201
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,002,563
Series C, 5.00%, 10/01/24	4,000	4,380,741
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,525	3,972,864
Series C, 5.00%, 10/01/27 (PR 10/01/25)	3,420	3,853,412
Series C, 5.00%, 10/01/36 (Call 10/01/28)	3,250	3,908,109

		41,158,406

Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	2,000	2,049,702
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,127,746
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,167,860
Curators of the University of Missouri (The) RB, Series B, 5.00%, 11/01/30	7,000	8,791,729
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,306,730
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,036,764
Series A, 5.00%, 05/01/47 (Call 05/01/27)	3,775	4,331,901
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,132,617
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,500,627
Missouri Highway & Transportation Commission RB
5.00%, 11/01/22	13,520	13,902,443
5.00%, 11/01/23	5,890	6,272,937
Series A, 5.00%, 05/01/23	6,385	6,687,110
Series A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,408,077
Series A, 5.00%, 05/01/26	1,000	1,148,644
Series B, 5.00%, 05/01/22	13,000	13,096,023
Series B, 5.00%, 11/01/22	4,980	5,120,870
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	9,460	10,694,794
Missouri State Board of Public Buildings RB
Series B, 4.00%, 10/01/28	5,000	5,693,195
Series B, 5.00%, 10/01/22	2,000	2,049,939
Series B, 5.00%, 10/01/24	6,060	6,630,336

		107,150,044

Security	Par (000)	Value

Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (PR 09/01/22)	$1,000	$1,021,493
Nebraska Public Power District RB
Series C, 5.00%, 01/01/24	2,000	2,139,601
Series D, 4.00%, 01/01/44 (Call 01/01/31)	2,000	2,281,307
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,228,437
Omaha Public Power District RB
Series A, 3.00%, 02/01/41 (Call 08/01/30)	1,000	1,035,240
Series A, 4.00%, 02/01/51 (Call 08/01/30)	1,500	1,691,392
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	1,826,467
Series A, 5.00%, 02/01/31 (Call 02/01/29)	3,650	4,440,548
Series A, 5.00%, 02/01/46 (Call 08/01/30)	19,095	23,310,389
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,605,894
Series B, 4.00%, 02/01/46 (Call 08/01/30)	3,000	3,409,934
Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,670	4,000,464
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	10,000	10,408,187
University of Nebraska Facilities Corp. RB
Series A, 4.00%, 07/15/59 (Call 07/15/31)	3,500	3,929,316
Series B, 5.00%, 07/15/51 (Call 07/15/31)	3,000	3,712,904

		68,041,573

Nevada — 0.6%
Clark County School District GOL
Series A, 5.00%, 06/15/22	3,500	3,543,103
Series A, 5.00%, 06/15/23	1,000	1,049,928
Series A, 5.00%, 06/15/25	5,240	5,834,466
Series C, 5.00%, 06/15/22	2,750	2,783,866
Series C, 5.00%, 06/15/23	1,500	1,574,892
Series C, 5.00%, 06/15/24	2,580	2,790,564
Series C, 5.00%, 06/15/25	2,740	3,050,847
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,311,503
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,630	7,455,963
Series D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,123,795
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,104,324
5.00%, 07/01/25	2,500	2,791,450
5.00%, 07/01/26	2,010	2,302,183
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,024,074
Series A, 5.00%, 07/01/23	2,350	2,472,581
Series A, 5.00%, 07/01/26	1,200	1,374,438
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,987,056
County of Clark NV GOL
4.00%, 06/01/38 (Call 06/01/27)	12,705	13,979,948
4.00%, 07/01/44 (Call 07/01/27)	7,135	7,802,489
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,321,251
Series B, 5.00%, 11/01/28 (Call 11/01/26)	5,000	5,783,545
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/23	1,750	1,841,284
5.00%, 07/01/26	2,000	2,290,729
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,417,144
County of Washoe NV RB, 5.00%, 02/01/42 (Call 02/01/29)	2,000	2,397,061
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,114,235
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,301,040
Series A, 4.00%, 06/01/51 (Call 12/01/31)	7,620	8,701,096
Series A, 5.00%, 06/01/32 (Call 12/01/31)	5,310	6,817,764
Series A, 5.00%, 06/01/41 (Call 06/01/26)	5,930	6,714,423
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,504,643

48	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series B, 5.00%, 06/01/42 (Call 06/01/22)	$1,000	$1,010,872
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,706,268
Series D, 5.00%, 04/01/24	3,020	3,257,659
Series D, 5.00%, 04/01/25	3,260	3,624,373
Series D-1, 5.00%, 03/01/22	1,120	1,120,000
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/25	1,410	1,596,708
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,424,601
5.00%, 12/01/28 (Call 06/01/26)	6,715	7,662,426

		151,964,592

New Hampshire — 0.0%
State of New Hampshire GO, Series D, 5.00%, 12/01/24	6,055	6,668,472

New Jersey — 4.9%
County of Monmouth NJ GO
Series A, 5.00%, 01/15/31	6,430	8,201,958
Series A, 5.00%, 01/15/32 (Call 07/15/31)	5,160	6,633,323
Series A, 5.00%, 01/15/34 (Call 07/15/31)	6,250	8,009,902
Garden State Preservation Trust RB, Series A, 5.75%, 11/01/28 (AGM)	1,500	1,766,770
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,165,253
4.00%, 06/15/44 (Call 12/15/29)	2,000	2,142,231
4.00%, 11/01/44 (Call 11/01/29)	750	802,593
5.00%, 06/15/22 (AGM)	1,500	1,519,094
5.00%, 06/15/23 (PR 06/15/22)	1,000	1,012,583
5.00%, 06/15/25 (PR 06/15/22)	1,000	1,012,583
5.00%, 06/15/26	4,910	5,548,975
5.00%, 06/15/26 (PR 06/15/22)	500	506,292
5.00%, 03/01/27	510	527,102
5.00%, 03/01/27 (Call 03/01/23)	17,290	17,987,778
5.00%, 06/15/27	1,000	1,150,682
5.00%, 06/15/28 (PR 06/15/22)	1,050	1,063,212
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,169,233
5.00%, 06/15/36 (Call 12/15/28)	2,640	3,041,355
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,156,128
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,145,414
5.00%, 06/15/49 (Call 12/15/29)	5,000	5,703,986
Series A, 4.00%, 11/01/27 (SAP)	480	530,797
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,795,836
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,695,651
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,127,427
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,695,330
Series B, 5.00%, 11/01/23 (SAP)	4,430	4,694,522
Series B, 5.00%, 11/01/26 (SAP)	5,000	5,700,548
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,137,913
Series BBB, 5.00%, 06/15/22	3,500	3,541,978
Series BBB, 5.00%, 06/15/23	1,000	1,047,688
Series BBB, 5.50%, 06/15/30 (PR 12/15/26)	3,000	3,562,503
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	6,700	7,503,199
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,223,020
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	6,781,636
Series II, 5.00%, 03/01/23 (Call 03/28/22)	2,000	2,009,644
Series II, 5.00%, 03/01/25 (Call 03/28/22)	2,655	2,661,527
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	865,000
Series II, 5.00%, 03/01/26 (PR 03/01/22)	135	135,000
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,175,483
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	7,582,520
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	2,931,332

Security	Par (000)	Value

New Jersey (continued)
Series N-1, 5.50%, 09/01/24 (AMBAC)	$1,455	$1,592,688
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,158,003
Series NN, 5.00%, 03/01/22	4,000	4,000,000
Series NN, 5.00%, 03/01/23	4,090	4,245,063
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,585	4,743,155
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,712,792
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	5,035	5,205,305
Series NN, 5.00%, 03/01/28 (PR 03/01/23)	3,560	3,705,489
Series NN, 5.00%, 03/01/30 (PR 03/01/23)	6,610	6,880,135
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,652,373
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	3,000	3,257,188
Series PP, 5.00%, 06/15/31 (PR 06/15/24)	2,500	2,714,323
Series QQQ, 4.00%, 06/15/46 (Call 12/15/30)	12,175	13,065,577
Series QQQ, 4.00%, 06/15/50 (Call 12/15/30)	2,250	2,405,637
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,790,734
Series UU, 5.00%, 06/15/40 (PR 06/15/24)	390	423,434
Series WW, 5.25%, 06/15/31 (PR 06/15/25) (SAP)	2,500	2,813,286
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,044,454
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	61,892
Series XX, 4.00%, 06/15/24 (SAP)	3,015	3,179,823
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,023,987
Series XX, 5.00%, 06/15/25	5,000	5,523,420
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,512,450
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,790,255
Series B, 5.00%, 03/01/28	5,755	6,910,682
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	5,898,926
Series C, 5.00%, 03/01/27	7,025	8,239,104
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,758,769
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/39 (Call 12/15/29)	500	540,053
5.00%, 12/15/24	4,500	4,914,423
5.00%, 12/15/25	3,725	4,166,654
5.00%, 12/15/26	710	811,724
5.00%, 12/15/27	1,380	1,603,199
5.00%, 12/15/28	1,000	1,176,328
5.00%, 06/15/32 (Call 12/15/31)	2,500	3,028,672
5.00%, 12/15/32 (Call 12/15/29)	7,340	8,622,189
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,160,304
Series S, 5.00%, 06/15/34 (Call 12/15/28)	2,500	2,885,731
Series S, 5.00%, 06/15/46 (Call 12/15/28)	7,000	7,925,476
Series A, 0.00%, 12/15/23(a)	2,000	1,931,079
Series A, 0.00%, 12/15/25(a)	2,255	2,063,683
Series A, 0.00%, 12/15/28(a)	3,655	3,047,974
Series A, 0.00%, 12/15/29(a)	3,290	2,652,078
Series A, 0.00%, 12/15/30(a)	3,000	2,334,944
Series A, 0.00%, 12/15/31(a)	5,425	4,069,702
Series A, 0.00%, 12/15/32(a)	1,290	933,952
Series A, 0.00%, 12/15/33(a)	930	649,429
Series A, 0.00%, 12/15/34(a)	16,055	10,785,952
Series A, 0.00%, 12/15/35(a)	11,710	7,560,831
Series A, 0.00%, 12/15/36(a)	3,750	2,323,353
Series A, 0.00%, 12/15/37(a)	7,700	4,580,553
Series A, 0.00%, 12/15/38(a)	4,485	2,557,855
Series A, 0.00%, 12/15/39(a)	33,700	18,407,483
Series A, 0.00%, 12/15/40(a)	5,500	2,875,596
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	10,640,149
Series A, 4.00%, 06/15/34 (Call 06/15/31)	9,025	9,954,859
Series A, 4.00%, 06/15/36 (Call 06/15/31)	1,165	1,281,247

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	$1,000	$1,100,514
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,092,546
Series A, 5.00%, 06/15/23	1,000	1,049,269
Series A, 5.00%, 06/15/24	3,325	3,592,449
Series A, 5.00%, 12/15/24	1,000	1,092,094
Series A, 5.00%, 12/15/27	6,230	7,237,631
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	9,477,330
Series A, 5.00%, 12/15/28	6,050	7,116,786
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	7,599,037
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,700,019
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	2,908,534
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,597,812
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,312,298
Series A, 5.00%, 12/15/33 (Call 12/15/28)	9,045	10,443,228
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	9,226,387
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,613,646
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	9,999,411
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	7,881,821
Series A, 5.25%, 12/15/22	1,700	1,755,298
Series A, 5.50%, 12/15/22	8,075	8,353,419
Series A, 5.50%, 12/15/23	10,845	11,627,773
Series A, 5.75%, 06/15/25 (NPFGC)	2,600	2,934,268
Series A-1, 5.00%, 06/15/24	3,890	4,202,896
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,425	3,891,719
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,120,925
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,133,346
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,514,159
Series AA, 4.00%, 06/15/35 (Call 12/15/30)	2,655	2,914,463
Series AA, 4.00%, 06/15/36 (Call 12/15/30)	1,750	1,916,128
Series AA, 4.00%, 06/15/37 (Call 12/15/30)	2,490	2,722,099
Series AA, 4.00%, 06/15/38 (Call 12/15/30)	3,000	3,270,905
Series AA, 4.00%, 06/15/39 (Call 12/15/30)	7,750	8,428,569
Series AA, 4.00%, 06/15/40 (Call 12/15/30)	500	542,873
Series AA, 4.00%, 06/15/45 (Call 12/15/30)	5,000	5,376,526
Series AA, 4.00%, 06/15/50 (Call 12/15/30)	13,810	14,765,264
Series AA, 5.00%, 06/15/22	1,015	1,027,174
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,290,292
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	5,921,902
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,076,469
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,240,056
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,437,453
Series AA, 5.00%, 06/15/36 (Call 12/15/30)	1,000	1,182,581
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,100	3,326,372
Series AA, 5.00%, 06/15/38 (Call 12/15/30)	2,000	2,348,431
Series AA, 5.00%, 06/15/40 (Call 12/15/30)	1,250	1,460,712
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	9,380	9,760,881
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	374,391
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,726,599
Series AA, 5.00%, 06/15/45 (Call 12/15/30)	9,315	10,754,925
Series AA, 5.00%, 06/15/50 (Call 12/15/30)	5,000	5,750,234
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,103,343
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	1,961,804
Series B, 5.25%, 12/15/23 (AMBAC)	8,520	9,097,521
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	6,697,468
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,157,800
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	16,523,722
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,132,765
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	7,640	8,110,493
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	4,621,410
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	10,339,842

Security	Par (000)	Value

New Jersey (continued)
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	$2,500	$2,839,329
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,115,497
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,790	1,693,410
Series C, 0.00%, 12/15/25 (AMBAC)(a)	10,170	9,377,117
Series C, 0.00%, 12/15/27 (NPFGC)(a)	6,050	5,309,083
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,615	3,892,613
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,760	3,008,777
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,547,410
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,761,253
Series C, 0.00%, 12/15/33 (AGM)(a)	13,040	9,483,872
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,654,344
Series D, 5.00%, 12/15/23	2,400	2,552,136
Series D, 5.00%, 12/15/24	2,830	3,090,626
Series D, 5.00%, 06/15/32 (Call 12/15/24)	18,390	20,021,267
Series D, 5.25%, 12/15/23	5,935	6,337,299
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,307,672
Series A, 4.00%, 01/01/42 (Call 01/01/31)	11,110	12,479,294
Series A, 4.00%, 01/01/51 (Call 01/01/31)	25,000	27,741,617
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	4,900,325
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,420,201
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,314,164
Series A, 5.00%, 01/01/29 (PR 07/01/22)	11,940	12,113,848
Series A, 5.00%, 01/01/30 (Call 07/01/24)	3,250	3,513,759
Series A, 5.00%, 01/01/31 (PR 07/01/24)	12,730	13,839,724
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,269,795
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	863,966
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,299,096
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	7,649,783
Series A, 5.00%, 01/01/43 (PR 07/01/22)	21,310	21,620,275
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	7,781,952
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,000	1,111,824
Series B, 5.00%, 01/01/23	3,045	3,147,529
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,790	2,886,076
Series B, 5.00%, 01/01/25 (PR 01/01/23)	6,520	6,744,523
Series B, 5.00%, 01/01/26 (PR 01/01/23)	5,355	5,539,405
Series B, 5.00%, 01/01/27 (PR 01/01/23)	2,020	2,089,561
Series B, 5.00%, 01/01/28	1,750	2,078,420
Series B, 5.00%, 01/01/28 (PR 01/01/23)	2,500	2,586,090
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,530,251
Series B, 5.00%, 01/01/29 (PR 01/01/23)	1,400	1,448,210
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,316,704
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	9,611,758
Series B, 5.00%, 01/01/40 (Call 01/01/28)	4,500	5,252,327
Series C, 5.00%, 01/01/25	5,025	5,524,451
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,017,065
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	8,491,369
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,185,939
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,345	18,811,886
Series G, 4.00%, 01/01/34 (Call 01/01/28)	3,500	3,891,385
Series G, 4.00%, 01/01/43 (Call 01/01/28)	16,695	18,176,321
Series G, 5.00%, 01/01/35 (Call 01/01/28)	3,565	4,194,530
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	2,798,394
State of New Jersey GO
2.00%, 06/01/24	4,810	4,857,899
4.00%, 06/01/28 (PR 06/01/23)	4,440	4,601,980
4.00%, 06/01/30 (PR 06/01/23)	5,755	5,964,953
5.00%, 06/01/27 (Call 06/01/25)	2,885	3,190,562
5.00%, 06/01/32 (PR 06/01/25)	1,500	1,671,383
Series A, 4.00%, 06/01/23	20,530	21,239,950

50	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Series A, 4.00%, 06/01/30	$9,500	$10,911,407
Series A, 4.00%, 06/01/31	12,000	13,872,037
Series A, 4.00%, 06/01/32	10,500	12,215,722
Series A, 5.00%, 06/01/24	10,500	11,319,299
Series A, 5.00%, 06/01/25	22,580	25,023,070
Series A, 5.00%, 06/01/26	15,400	17,511,589
Series A, 5.00%, 06/01/27	12,905	15,022,060
Series A, 5.00%, 06/01/28	21,605	25,664,487
Series A, 5.00%, 06/01/29	22,000	26,605,427
Series T, 5.00%, 06/01/22	2,000	2,020,735

		1,188,321,581

New Mexico — 0.2%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	10,500	11,386,697
Series A, 5.00%, 06/15/25	600	670,119
Series A, 5.00%, 06/15/28	6,500	7,834,406
Series A, 5.00%, 06/15/30	1,500	1,882,878
State of New Mexico GO
5.00%, 03/01/23	10,000	10,407,657
Series B, 5.00%, 03/01/22	4,365	4,365,000
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/26	2,500	2,874,744
Series B, 4.00%, 07/01/22	1,000	1,011,197
Series B, 4.00%, 07/01/23	3,035	3,155,377

		43,588,075

New York — 22.0%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	5,915	6,744,524
Series A, 5.00%, 11/01/22	500	514,178
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,635	1,741,580
Series A, 5.00%, 11/01/26 (Call 11/01/23)	1,860	1,981,247
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,960	4,808,868
Series B, 5.00%, 11/01/39 (Call 11/01/29)	840	1,035,043
Series B, 5.00%, 11/01/40 (Call 11/01/29)	3,700	4,552,325
Series D-1, VRDN,0.20%, 11/01/38 (Put 02/28/22)(b)(c)	25,000	25,000,000
City of New York NY GO
Series D, VRDN,0.10%, 12/01/47 (Put 02/28/22)(b)(c)	30,000	30,000,000
Series 1, 5.00%, 08/01/23	8,760	9,248,708
Series 1, 5.00%, 08/01/25	5,000	5,603,281
Series 1-I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,072,672
Series 2015-A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,716,369
Series 2015-A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,086,298
Series A, 5.00%, 08/01/22	3,000	3,053,938
Series A, 5.00%, 08/01/23	8,155	8,609,956
Series A, 5.00%, 08/01/24	12,380	13,479,270
Series A, 5.00%, 08/01/25	1,585	1,776,240
Series A, 5.00%, 08/01/26	5,250	6,040,810
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,850	2,075,849
Series A, 5.00%, 08/01/27 (Call 08/01/25)	1,060	1,187,141
Series A, 5.00%, 08/01/28 (Call 08/01/25)	3,260	3,645,230
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	1,775	2,022,176
Series A-1, 4.00%, 08/01/34 (Call 08/01/31)	2,550	2,940,815
Series A-1, 4.00%, 08/01/37 (Call 08/01/29)	2,500	2,810,355
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	2,000	2,264,225
Series A-1, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,219,213
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	9,000	9,975,352
Series A-1, 5.00%, 08/01/25	6,000	6,723,937
Series A-1, 5.00%, 08/01/27	2,500	2,943,321
Series A-1, 5.00%, 08/01/29	7,925	9,717,858

Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	$1,660	$1,897,050
Series A-1, 5.00%, 08/01/32 (Call 08/01/30)	1,000	1,234,603
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	4,635	4,750,184
Series A-1, 5.00%, 08/01/36 (Call 08/01/23)	15,000	15,795,459
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,398,285
Series A-2015, 5.00%, 08/01/24	1,660	1,807,398
Series A-3, 4.00%, 08/01/35 (Call 08/01/30)	2,500	2,836,936
Series B, VRDN,0.10%, 10/01/46 (Put 02/28/22)(b)(c)	10,770	10,770,000
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,053,007
Series B-1, 4.00%, 10/01/35 (Call 10/01/29)	1,015	1,147,515
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	1,880	2,118,217
Series B-1, 4.00%, 10/01/41 (Call 10/01/27)	1,000	1,099,337
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,005	1,159,483
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	1,175	1,438,213
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,221,523
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	7,696,082
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,068,688
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,042,332
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	8,958,491
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	14,240	17,252,267
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,499,894
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,526,879
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,033,125
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,712,132
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	3,000	3,412,559
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,108,106
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,270,403
Series C, 4.00%, 08/01/36 (Call 08/01/30)	1,000	1,131,155
Series C, 4.00%, 08/01/37 (Call 08/01/30)	6,000	6,772,499
Series C, 4.00%, 08/01/40 (Call 08/01/30)	1,000	1,120,264
Series C, 5.00%, 08/01/22	2,565	2,611,116
Series C, 5.00%, 08/01/23	2,545	2,686,982
Series C, 5.00%, 08/01/24	15,625	17,012,407
Series C, 5.00%, 08/01/25	2,920	3,272,316
Series C, 5.00%, 08/01/26	1,000	1,150,631
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	4,964,510
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	5,690,357
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,012,754
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,160,994
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,200,424
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	4,770,731
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	2,880,516
Series C, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,232,528
Series C, 5.00%, 08/01/38 (Call 08/01/30)	8,665	10,598,428
Series C, 5.00%, 08/01/42 (Call 08/01/30)	13,225	16,055,188
Series C-1, 4.00%, 08/01/22	950	963,161
Series C-1, 5.00%, 08/01/25	2,000	2,241,312
Series C-1, 5.00%, 08/01/27	2,500	2,943,321
Series C-1, 5.00%, 08/01/28	3,000	3,607,723
Series C-1, 5.00%, 08/01/30	3,000	3,742,995
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	1,856,398
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,000	1,232,528
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,473,064
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,815	3,463,989
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,075	2,151,555
Series D, 5.00%, 08/01/25 (Call 02/01/23)	4,860	5,038,396
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,420,274
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,326,441
Series D1, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,534,959
Series D1, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,003,474

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	$11,945	$14,229,909
Series D1, 5.00%, 12/01/40 (Call 12/01/28)	4,815	5,728,407
Series D1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	4,772,033
Series D-1, 4.00%, 03/01/36 (Call 03/01/30)	2,700	3,027,014
Series D-1, 4.00%, 03/01/50 (Call 03/01/30)	2,000	2,199,217
Series D-1, 5.00%, 08/01/27 (Call 08/01/23)	1,290	1,359,906
Series D-1, 5.00%, 10/01/30 (Call 03/31/22)	910	913,177
Series D-1, 5.00%, 10/01/32 (Call 03/31/22)	1,650	1,655,748
Series D-1, 5.00%, 10/01/36 (Call 03/31/22)	5	5,017
Series D-1, 5.00%, 03/01/37 (Call 03/01/30)	2,500	3,044,018
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	3,000	3,624,662
Series E, 5.00%, 08/01/23	3,310	3,494,660
Series E, 5.00%, 08/01/24	900	979,915
Series E, 5.00%, 08/01/25	9,065	10,158,748
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,178,308
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,203,431
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,199,272
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,853,601
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,934,621
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	2,500	2,929,037
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,342,543
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,328,210
Series F, 5.00%, 08/01/29 (Call 03/31/22)	2,560	2,568,960
Series F, 5.00%, 08/01/31 (Call 03/31/22)	2,750	2,759,602
Series F-1, 5.00%, 03/01/28 (PR 03/01/23)	4,775	4,970,143
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,182,620
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,217,172
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	30	31,156
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	5,495	5,716,763
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	2,940,278
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	14,000	16,339,417
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	7,569,159
Series F-3, 5.00%, 12/01/25	2,225	2,517,013
Series G, 5.00%, 08/01/23	4,580	4,835,512
Series G-1, 5.00%, 04/01/22	1,015	1,018,686
Series G-1, 5.00%, 04/01/25 (PR 04/01/22)	2,775	2,785,124
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	3,645	3,658,298
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	2,930	2,940,690
Series G-6, VRDN,0.07%, 04/01/42 (Put 02/28/22)(b)(c)	4,600	4,600,000
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,271,679
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,110	4,181,295
Series I, 5.00%, 08/01/25 (PR 08/01/22)	465	473,301
Series I, 5.00%, 08/01/27 (PR 08/01/22)	19,720	20,076,214
Series I-A, 4.00%, 04/01/36 (Call 10/01/30)	4,950	5,588,424
Series J, 5.00%, 08/01/22	1,500	1,526,969
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,170	2,357,808
Series J, 5.00%, 08/01/26	1,000	1,150,631
Series J, 5.00%, 08/01/28 (Call 08/01/24)	2,000	2,173,095
Series J-10, 5.00%, 08/01/26	2,520	2,899,589
Series J-5, 5.00%, 08/01/27	2,500	2,943,321
Series L-5, 5.00%, 04/01/34 (Call 04/01/31)	2,000	2,485,774
City of New York NY GOL
Series F-1, 3.00%, 03/01/41 (Call 03/01/31)	1,000	1,027,680
Series F-1, 4.00%, 03/01/47 (Call 03/01/31)	5,000	5,559,167
Series F-1, 5.00%, 03/01/26	3,000	3,413,455
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,000	1,233,749
Series F-1, 5.00%, 03/01/39 (Call 03/01/31)	9,000	11,031,079
Series F-1, 5.00%, 03/01/50 (Call 03/01/31)	18,330	22,080,774

Security	Par (000)	Value

New York (continued)
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	$3,000	$3,114,100
Series C, 5.00%, 10/01/27	2,500	2,942,702
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	866,504
Hudson Yards Infrastructure Corp. RB 4.00%, 02/15/41 (Call 02/15/32)	7,905	9,024,683
5.00%, 02/15/34 (Call 02/15/32)	5,000	6,408,769
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	8,831,348
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,568,165
Series A, 5.00%, 02/15/23	1,000	1,039,184
Series A, 5.00%, 02/15/26	800	913,781
Series A, 5.00%, 02/15/27	1,000	1,173,548
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,180,006
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,340,578
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,813,028
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,853,550
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,350	2,710,306
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,452,276
Series A, 5.00%, 02/15/42 (Call 02/15/27)	7,360	8,435,746
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,886,568
Long Island Power Authority RB 1.00%, 09/01/25 (Call 09/01/23)	7,000	6,845,992
5.00%, 09/01/33 (Call 09/01/28)	1,000	1,199,707
5.00%, 09/01/38 (Call 09/01/28)	15,750	18,706,651
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,617,920
Series A, 4.00%, 09/01/32 (Call 09/01/31)	8,000	9,300,562
Series A, 4.00%, 09/01/33 (Call 09/01/31)	8,840	10,232,900
Series A, 4.00%, 09/01/34 (Call 09/01/28)	5,000	5,577,155
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,108,886
Series A, 4.00%, 09/01/41 (Call 09/01/31)	500	567,028
Series A, 5.00%, 09/01/30	6,000	7,508,014
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,014,464
Series A, 5.00%, 09/01/37 (Call 09/01/22)	10,700	10,914,288
Series A, 5.00%, 09/01/37 (PR 09/01/22)	12,745	13,017,640
Series A, 5.00%, 09/01/42 (Call 09/01/22)	140	142,804
Series A, 5.00%, 09/01/42 (PR 09/01/22)	3,990	4,075,354
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,083,882
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,785,047
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,431,375
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	567,019
Series B, 5.00%, 09/01/45 (Call 09/01/25)	6,000	6,633,833
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(b)(c)	2,500	2,421,038
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(b)(c)	780	774,013
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,645	7,966,858
Series A, 4.00%, 11/15/40 (Call 05/15/32)	5,000	5,729,765
Series A, 5.00%, 03/01/22	5,000	5,000,000
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,544,190
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,029,419
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,580,048
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,233,053
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,163,990
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,167,239
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,743,893
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	6,934,941
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	1,981,930
Series A, 5.00%, 11/15/44 (Call 05/15/32)	4,000	4,981,164
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,460,594
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,747,167

52	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	$2,500	$2,752,146
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	3,500	3,788,722
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	9,650	10,329,116
Series A-1, 4.00%, 11/15/47 (Call 05/15/31)	5,000	5,381,041
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,035	1,102,469
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,318,332
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	7,743,287
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,662,470
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	5,040,697
Series A-1, 5.25%, 11/15/57 (Call 05/15/27)	2,070	2,334,113
Series A-2, 4.00%, 11/15/42 (Call 05/15/31)	10,000	10,865,711
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,409,017
Series B, 4.00%, 11/15/36 (Call 11/15/26)	3,065	3,248,120
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,054,830
Series B, 5.00%, 11/15/22	5,390	5,540,488
Series B, 5.00%, 11/15/23	4,240	4,508,911
Series B, 5.00%, 11/15/24	14,455	15,859,572
Series B, 5.00%, 11/15/25	2,000	2,235,066
Series B, 5.00%, 11/15/26	3,000	3,424,132
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,704,487
Series B, 5.00%, 11/15/28	5,810	6,859,329
Series B, 5.00%, 11/15/37 (Call 11/15/26)	2,180	2,439,702
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,723,809
Series B, 5.00%, 11/15/52 (Call 05/15/29)	15,950	18,109,686
Series B, 5.25%, 11/15/23 (AMBAC)	210	224,885
Series B, 5.25%, 11/15/44 (Call 05/15/24)	10,845	11,578,467
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,170,511
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	15,000	17,162,034
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,148,157
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,166,220
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,126,260
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,139,565
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,394,303
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	3,805,737
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	3,801,638
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	733,438
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	293,492
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	5,233,188
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,256,732
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	926,816
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,178,970
Series C-1, 4.00%, 11/15/32 (Call 05/15/28)	16,000	17,266,480
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,686,784
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	7,500	8,041,827
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	6,495	6,949,688
Series C-1, 4.75%, 11/15/45 (Call 05/15/30)	8,500	9,637,065
Series C-1, 5.00%, 11/15/23	2,000	2,126,845
Series C-1, 5.00%, 11/15/25	10,320	11,532,941
Series C-1, 5.00%, 11/15/26	12,250	13,979,996
Series C-1, 5.00%, 11/15/27	6,265	7,284,040
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	5,575,303
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	3,215	3,763,187
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	4,995	5,782,241
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,378,760
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	4,594,675
Series C-1, 5.00%, 11/15/35 (Call 11/15/25)	480	527,326
Series C-1, 5.00%, 11/15/50 (Call 05/15/30)	17,020	19,611,319
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,866,063
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	7,310	8,526,700
Series C-2, 0.00%, 11/15/29(a)	1,295	1,081,508

Security	Par (000)	Value

New York (continued)
Series C-2, 0.00%, 11/15/33(a)	$1,040	$764,333
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,126,941
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,399,697
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,539,646
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,209,769
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,683,737
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,444,007
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,721,653
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	614,077
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,366,134
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,252,226
Series D1, 5.00%, 11/15/43 (Call 11/15/30)	16,750	19,609,320
Series D1, 5.00%, 11/15/44 (Call 11/15/30)	3,000	3,504,824
Series D1, 5.00%, 11/15/45 (Call 11/15/30)	3,500	4,085,037
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	7,767,850
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,472,678
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,276,162
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(b)(c)	4,000	4,361,228
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	9,000	9,628,829
Series E, 4.00%, 11/15/38 (Call 11/15/22)	4,425	4,501,656
Series E, 4.00%, 11/15/45 (Call 11/15/30)	8,390	9,029,012
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,199,791
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	630,859
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,095,634
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	778,839
Series F, 5.00%, 11/15/22	8,130	8,356,989
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	2,957,050
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,542,725
Series F, 5.00%, 11/15/26 (Call 11/15/25)	1,150	1,286,651
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	6,924,065
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/51 (Call 03/21/22)	4,000	4,009,348
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,463,512
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/33 (Call 05/15/31)	5,290	6,243,833
Series A, 4.00%, 11/15/34 (Call 05/15/31)	2,190	2,575,759
Series A, 4.00%, 11/15/35 (Call 05/15/31)	855	1,002,967
Series A, 5.00%, 11/15/22	1,000	1,029,796
Series A, 5.00%, 11/15/30	2,500	3,171,996
Series A, 5.00%, 11/15/31 (Call 05/15/31)	20,000	25,548,398
Series A, 5.00%, 11/15/32 (Call 05/15/31)	5,000	6,372,801
Series A, 5.00%, 11/15/33 (Call 05/15/31)	15,500	19,720,467
Series A, 5.00%, 11/15/35 (Call 05/15/31)	5,180	6,561,049
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	1,600	1,775,759
New York City Municipal Water Finance Authority RB
4.00%, 06/15/43 (Call 12/15/30)	10,000	11,259,026
Series C, 5.00%, 06/15/26 (Call 12/15/24)	2,750	3,022,632
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	840	853,007
Series S-1, 5.00%, 07/15/26 (Call 07/15/22)	1,890	1,919,267
Series S-1, 5.00%, 07/15/28 (Call 07/15/22) (SAW)	4,000	4,061,940
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	847,930
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,531,758
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,015,485
Series S-1, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	11,050	12,138,838
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,106,975
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,645,141
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	8,425	9,828,480

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	$15,440	$15,673,278
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,889,228
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	2,170	2,363,986
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	9,900	11,046,915
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,332,582
Series S-1A, 4.00%, 07/15/34 (Call 07/15/31) (SAW)	1,000	1,152,665
Series S-1A, 4.00%, 07/15/35 (Call 07/15/31) (SAW)	9,500	10,911,634
Series S-1A, 4.00%, 07/15/36 (Call 07/15/31) (SAW)	18,000	20,602,620
Series S-1A, 4.00%, 07/15/37 (Call 07/15/31)	8,500	9,705,789
Series S-1A, 5.00%, 07/15/31 (SAW)	2,500	3,180,482
Series S-1A, 5.00%, 07/15/32 (Call 07/15/31) (SAW)	1,500	1,919,435
Series S-1A, 5.00%, 07/15/33 (Call 07/15/31) (SAW)	2,750	3,501,560
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,225,842
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,667,814
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	905	1,001,219
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,220,703
Series S-2A, 5.00%, 07/15/25 (SAW)	2,460	2,756,738
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,591,435
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,584,522
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,763,909
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	2,764,638
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	2,781,432
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	5,970,877
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,193,235
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,406,364
Series S-4A, 5.00%, 07/15/25 (SAW)	1,835	2,056,347
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,005,042
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,300,942
Series S-4A, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	5,200	6,204,820
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/37 (Call 11/01/30)	2,000	2,038,662
3.00%, 11/01/39 (Call 11/01/30)	2,000	2,024,510
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,281,341
4.00%, 05/01/36 (Call 11/01/30)	10,000	11,375,474
4.00%, 05/01/37 (Call 11/01/30)	4,750	5,389,924
4.00%, 05/01/38 (Call 11/01/30)	6,000	6,790,112
4.00%, 11/01/38 (Call 05/01/31)	4,250	4,834,926
4.00%, 05/01/39 (Call 11/01/30)	3,285	3,707,802
4.00%, 05/01/41 (Call 11/01/30)	2,000	2,248,566
4.00%, 05/01/42 (Call 11/01/30)	9,720	10,897,661
4.00%, 05/01/43 (Call 11/01/30)	3,000	3,358,038
5.00%, 11/01/22	15,000	15,417,181
5.00%, 11/01/23	8,165	8,691,642
5.00%, 11/01/24	1,000	1,099,080
5.00%, 11/01/26	5,480	6,360,229
5.00%, 08/01/27 (Call 08/01/24)	1,070	1,163,406
5.00%, 11/01/27	1,000	1,188,119
5.00%, 11/01/28	3,000	3,634,754
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,103,665
5.00%, 11/01/29	7,535	9,302,300
5.00%, 05/01/31 (Call 11/01/30)	3,500	4,375,780
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,835,364
5.00%, 11/01/32 (Call 11/01/30)	3,000	3,732,813
5.00%, 11/01/32 (Call 05/01/31)	2,000	2,510,519
5.00%, 11/01/33 (Call 11/01/30)	2,980	3,701,643
5.00%, 11/01/33 (Call 05/01/31)	2,500	3,130,193
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,393,822
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,188,379
5.00%, 02/01/36 (Call 02/01/32)	5,815	7,340,786

Security	Par (000)	Value

New York (continued)
5.00%, 11/01/36 (Call 11/01/30)	$16,345	$20,151,208
5.00%, 05/01/37 (Call 11/01/30)	11,385	14,020,610
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,599,489
5.00%, 02/01/47 (Call 02/01/32)	9,955	12,257,864
Series A-1, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,219,005
Series A-1, 5.00%, 08/01/23	5,600	5,913,231
Series A-1, 5.00%, 11/01/23	8,855	9,426,147
Series A-1, 5.00%, 05/01/24	2,500	2,704,599
Series A-1, 5.00%, 08/01/24	3,640	3,969,585
Series A-1, 5.00%, 11/01/26	2,240	2,599,802
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	3,040	3,300,832
Series A-1, 5.00%, 08/01/29 (Call 08/01/25)	5,000	5,581,981
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,449,935
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,084,555
Series A-1, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,376,758
Series A-1, 5.00%, 11/01/34 (Call 11/01/31)	8,330	10,513,033
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	1,859,067
Series A-1, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,061,248
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	2,500	2,777,746
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	811,182
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	3,725	3,951,874
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	3,040	3,580,415
Series A2, 5.00%, 05/01/36 (Call 05/01/29)	5,000	6,043,153
Series A2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,017,195
Series A2, 5.00%, 05/01/38 (Call 05/01/29)	3,780	4,551,853
Series A-2, 5.00%, 08/01/33 (Call 08/01/27)	1,690	1,971,527
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,165	2,520,789
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	12,880	14,289,382
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	9,250	10,244,410
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,201,792
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	9,000	9,947,619
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	5,799,286
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	5,793,703
Series A-6, 5.00%, 08/01/29	5,560	6,830,853
Series B, 4.00%, 08/01/37 (Call 08/01/31)	11,870	13,582,682
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,625,154
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,027,812
Series B, 5.00%, 11/01/32 (Call 11/01/22)	1,955	2,009,240
Series B-1, 3.00%, 08/01/41 (Call 08/01/31)	6,500	6,541,281
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,774,968
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,175,901
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	1,000	1,116,406
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	3,000	3,343,067
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	26,250	29,269,839
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	8,500	9,419,227
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,419,509
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	3,415	3,710,560
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,169,400
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	3,999,804
Series B-1, 5.00%, 08/01/32 (Call 08/01/26)	1,750	1,998,297
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,166,584
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,200,443
Series B-1, 5.00%, 11/01/34 (Call 11/01/29)	1,000	1,227,830
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	7,586,666
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,562,256
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,475	2,773,524
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	1,500	1,836,500
Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,541,957
Series B-1, 5.00%, 11/01/36 (Call 05/01/24)	210	225,780
Series B-1, 5.00%, 08/01/38 (Call 08/01/26)	4,000	4,531,047

54	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	$3,300	$3,566,747
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,446,405
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,144,963
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	3,500	4,040,002
Series B-4, VRDN,0.08%, 08/01/42 (Put 02/28/22)(b)(c)	20,000	20,000,000
Series C, 5.00%, 11/01/22	3,625	3,725,819
Series C, 5.00%, 11/01/25	2,050	2,316,802
Series C, 5.00%, 11/01/26	4,255	4,938,462
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,050	1,133,582
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,005	4,450,543
Series C, 5.00%, 11/01/28 (Call 11/01/25)	1,000	1,125,942
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	8,441,586
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	3,300	3,687,582
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,114,914
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,135	11,274,436
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	6,780	7,531,462
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,089,936
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,780	6,376,602
Series C-3, 4.00%, 05/01/43 (Call 05/01/28)	5,000	5,506,434
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	14,303,319
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	7,015	8,247,709
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,350,988
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,345,994
Series C-4, VRDN,0.08%, 11/01/36(b)(c)	9,700	9,700,000
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	3,743,313
Series D-S, 3.00%, 11/01/50 (Call 11/01/30)	3,675	3,597,386
Series D-S, 4.00%, 11/01/39 (Call 11/01/30)	4,000	4,514,827
Series E-1, 3.00%, 02/01/51 (Call 02/01/31)	2,000	1,953,866
Series E-1, 4.00%, 02/01/40 (Call 02/01/31)	2,500	2,818,829
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,383,208
Series E-1, 4.00%, 02/01/46 (Call 02/01/31)	2,000	2,228,020
Series E-1, 4.00%, 02/01/49 (Call 02/01/31)	2,000	2,221,101
Series E-1, 5.00%, 02/01/25 (Call 03/31/22)	2,570	2,579,270
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,440	1,625,945
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,474,790
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,128,317
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	1,710	1,879,297
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,154,847
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,098,703
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,430	6,104,771
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,297,145
Series E-1, 5.00%, 02/01/35 (Call 03/31/22)	2,000	2,007,148
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	2,888,008
Series E-1, 5.00%, 02/01/37 (Call 03/31/22)	5,000	5,017,788
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,073,517
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	2,685	3,087,089
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	4,635,043
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	10,450	11,415,696
Series E-1, 5.00%, 02/01/42 (Call 03/31/22)	9,190	9,221,936
Series E-1, 5.00%, 02/01/43 (Call 02/01/27)	2,820	3,225,169
Series F-1, 4.00%, 05/01/37 (Call 05/01/27)	6,935	7,615,710
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	20,489,674
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,088,919
Series F-1, 5.00%, 05/01/22	10,000	10,072,690
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,072,480
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,809,618
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	8,495,635
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,450,082
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	3,714,292
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,600	2,618,463

Security	Par (000)	Value

New York (continued)
Series G-6, VRDN,0.10%, 05/01/34 (Put 02/28/22)(b)(c)	$13,100	$13,100,000
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	4,702,176
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,042,430
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	8,762,276
New York City Water & Sewer System RB
3.00%, 06/15/40 (Call 12/15/30)	8,470	8,527,244
4.00%, 06/15/46 (Call 06/15/25)	5,000	5,312,871
4.00%, 06/15/50 (Call 12/15/30)	12,500	13,937,265
5.00%, 06/15/50 (Call 12/15/30)	10,500	12,778,984
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	5,550	6,209,732
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,543,744
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,370	2,872,241
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,148,206
Series AA-1, 4.00%, 06/15/51 (Call 06/15/31)	6,000	6,714,291
Series AA2, VRDN,0.08%, 06/15/50 (Put 02/28/22)(b)(c)	20,000	20,000,000
Series B, VRDN,0.10%, 06/15/50 (Put 02/28/22)(b)(c)	10,000	10,000,000
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	22,165	22,638,043
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,066,727
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	11,255,580
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	9,560,992
Series BB1, 3.00%, 06/15/50 (Call 12/15/30)	3,750	3,671,444
Series BB-1, 4.00%, 06/15/45 (Call 12/15/31)	5,450	6,168,921
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	12,000	13,246,207
Series BB2, 4.00%, 06/15/42 (Call 12/15/30)	12,505	14,113,080
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,603,354
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	3,785	4,160,240
Series BB-2, VRDN,0.07%, 06/15/35 (Put 02/28/22)(b)(c)	15,000	15,000,000
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	14,800	16,617,138
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	13,225	13,843,505
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,378,101
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,400	1,540,310
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	17,930	19,792,041
Series CC-1, 4.00%, 06/15/51 (Call 06/15/31)	8,750	9,791,674
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	10,920	11,721,550
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,835	13,658,597
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	1,500	1,792,805
Series CC-2, 4.00%, 06/15/42 (Call 12/15/29)	1,000	1,115,262
Series CC-2, 5.00%, 06/15/22	29,035	29,404,592
Series CC-2, 5.00%, 06/15/25	1,360	1,517,540
Series DD, 5.00%, 06/15/26	2,690	3,084,657
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	9,000	9,448,168
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	14,430	15,144,754
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	9,430	10,188,511
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,078,085
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	22,216,576
Series DD, 5.25%, 06/15/47 (Call 12/15/26)	7,735	8,917,049
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	6,475	7,546,355
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,217,754
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	4,000	4,436,384
Series DD-1, 5.00%, 06/15/30	2,000	2,503,482
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,264,921
Series DD-2, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,943,592
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	4,500	5,048,855
Series EE, 5.00%, 06/15/30	3,500	4,381,094
Series EE, 5.00%, 06/15/31	4,000	5,096,552
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,265,796
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	4,600	4,970,005

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	$2,000	$2,330,052
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,650	7,829,955
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	9,215	9,893,552
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,280,607
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,227,095
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,398,579
Series FF, 4.00%, 06/15/41 (Call 06/15/30)	1,000	1,124,177
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	685	690,866
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,335	1,490,558
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,189,127
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	4,095	4,540,063
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	5,750	6,827,871
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	9,410,661
Series FF, 5.00%, 06/15/41 (Call 06/15/30)	1,000	1,222,688
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,012,607
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	10,977,715
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	3,500	4,142,819
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,243,092
Series FF-2, 4.00%, 06/15/41 (Call 06/15/29)	4,590	5,096,861
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,050	2,467,722
Series GG, 5.00%, 06/15/31 (Call 06/15/25)	2,500	2,786,179
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,015,962
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,408,196
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	4,000	4,829,915
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	2,500	3,014,525
Series GG-2, 5.00%, 06/15/29 (Call 12/15/27)	13,500	16,026,143
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,668,885
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,108,800
Series A, 0.00%, 11/15/47(a)	2,500	1,025,278
Series A, 0.00%, 11/15/55(a)	2,500	753,188
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,704,607
New York Power Authority RB
Series A, 3.25%, 11/15/60 (Call 05/15/30)	1,000	1,019,374
Series A, 4.00%, 11/15/45 (Call 05/15/30)	2,500	2,785,575
Series A, 4.00%, 11/15/50 (Call 05/15/30)	9,185	10,185,156
Series A, 4.00%, 11/15/55 (Call 05/15/30)	2,500	2,762,497
Series A, 4.00%, 11/15/60 (Call 05/15/30)	18,210	20,051,239
Series A, 5.00%, 11/15/22	1,010	1,040,094
New York State Dormitory Authority RB
4.00%, 07/01/50 (Call 07/01/29)	5,000	5,463,708
5.00%, 05/15/26 (Call 05/15/22)	1,275	1,286,288
5.00%, 05/15/29 (Call 05/15/22)	1,250	1,261,067
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,008,853
5.00%, 10/01/45	3,500	4,994,113
Series 1, 5.50%, 07/01/40 (AMBAC)	530	749,941
Series 2015B-A, 5.00%, 03/15/22	6,000	6,009,884
Series 2015B-B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,245,446
Series 2015B-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,020,902
Series 2015B-B, 5.00%, 03/15/32 (Call 09/15/25)	3,130	3,512,971
Series 2015B-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,195,300
Series A, 3.00%, 03/15/41 (Call 09/15/30)	5,000	5,040,494
Series A, 3.00%, 03/15/42 (Call 09/15/30)	4,900	4,929,488
Series A, 3.00%, 03/15/49 (Call 09/15/30)	8,000	7,923,504
Series A, 4.00%, 03/15/32 (Call 03/15/25)	10,000	10,722,484
Series A, 4.00%, 03/15/34 (Call 09/15/30)	15,620	17,831,840
Series A, 4.00%, 03/15/35 (Call 09/15/30)	5,000	5,693,103
Series A, 4.00%, 03/15/36 (Call 09/15/30)	5,000	5,679,476
Series A, 4.00%, 03/15/37 (Call 09/15/30)	5,000	5,660,539
Series A, 4.00%, 03/15/38 (Call 03/15/31)	21,240	24,034,483

Security	Par (000)	Value

New York (continued)
Series A, 4.00%, 03/15/39 (Call 03/15/31)	$5,000	$5,659,765
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,551,010
Series A, 4.00%, 03/15/43 (Call 09/15/30)	5,000	5,584,828
Series A, 4.00%, 03/15/44 (Call 09/15/30)	5,000	5,575,035
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,197,430
Series A, 4.00%, 03/15/48 (Call 09/15/28)	950	1,047,367
Series A, 5.00%, 03/15/22	20,000	20,032,948
Series A, 5.00%, 02/15/23	2,850	2,961,121
Series A, 5.00%, 03/15/23	7,750	8,079,727
Series A, 5.00%, 02/15/24	3,240	3,480,858
Series A, 5.00%, 03/15/24	11,800	12,708,638
Series A, 5.00%, 02/15/25	5,340	5,907,057
Series A, 5.00%, 03/15/25	7,960	8,825,398
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,565	11,355,448
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,275	1,286,288
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,100,653
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,072,694
Series A, 5.00%, 03/15/26 (Call 03/15/25)	4,010	4,428,244
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,160	19,802,835
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,730	1,854,717
Series A, 5.00%, 03/15/27	1,265	1,479,669
Series A, 5.00%, 03/15/27 (Call 03/15/25)	1,365	1,509,086
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,555	2,951,759
Series A, 5.00%, 12/15/27 (Call 12/15/22)	730	754,492
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,500	1,741,578
Series A, 5.00%, 03/15/28	4,245	5,072,151
Series A, 5.00%, 03/15/28 (ETM)	5	5,997
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,805	3,008,398
Series A, 5.00%, 03/15/28 (Call 03/15/25)	3,500	3,863,952
Series A, 5.00%, 03/15/29	2,500	3,046,437
Series A, 5.00%, 03/15/29 (Call 03/15/24)	4,780	5,125,611
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,460	3,576,086
Series A, 5.00%, 02/15/30 (Call 02/15/27)	4,000	4,629,749
Series A, 5.00%, 03/15/30	5,000	6,203,715
Series A, 5.00%, 03/15/30 (Call 03/15/24)	1,000	1,071,885
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	2,978,221
Series A, 5.00%, 03/15/30 (Call 09/15/26)	5,910	6,782,913
Series A, 5.00%, 10/01/30 (Call 10/01/27) (SAW)	1,000	1,171,843
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	11,801,312
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	6,956,535
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	3,843,663
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,467,316
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	6,679,824
Series A, 5.00%, 03/15/32 (Call 03/15/24)	6,400	6,860,065
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	2,960,960
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,566,890
Series A, 5.00%, 03/15/32 (Call 03/15/29)	13,920	16,989,123
Series A, 5.00%, 03/15/32 (Call 09/15/30)	6,000	7,472,051
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,357,336
Series A, 5.00%, 03/15/33 (Call 03/15/25)	2,140	2,359,174
Series A, 5.00%, 03/15/33 (Call 09/15/26)	6,715	7,687,811
Series A, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,317,278
Series A, 5.00%, 03/15/33 (Call 09/15/30)	12,500	15,528,482
Series A, 5.00%, 03/15/34 (Call 03/15/24)	2,600	2,784,728
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,315,184
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,481,112
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,101,791
Series A, 5.00%, 03/15/35 (Call 03/15/27)	5,000	5,782,732
Series A, 5.00%, 03/15/35 (Call 03/15/31)	10,210	12,702,706
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,725,370

56	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/36 (Call 09/15/26)	$10,500	$11,961,985
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	5,907,534
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	8,498,932
Series A, 5.00%, 03/15/36 (Call 03/15/31)	10,000	12,420,248
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,500	1,819,473
Series A, 5.00%, 07/01/37 (PR 07/01/22)	11,300	11,464,529
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	15,129,034
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,450	3,596,456
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,208,446
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,404,108
Series A, 5.00%, 02/15/41 (Call 08/15/26)	2,320	2,628,260
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,117,687
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,723,885
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	4,948,370
Series A, 5.00%, 07/01/42 (PR 07/01/22)	16,000	16,232,961
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,637,684
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,148,220
Series A, 5.00%, 03/15/43 (Call 03/15/29)	2,525	3,037,934
Series A, 5.00%, 03/15/43 (PR 03/15/23)	6,675	6,958,360
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	8,921,108
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	11,471,838
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	10,558,350
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	4,688,110
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,721,749
Series A, 5.00%, 03/15/45 (Call 03/15/29)	9,695	11,620,623
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,555,621
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	5,714,013
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,467,694
Series A, 5.00%, 10/01/48	500	720,498
Series A, 5.00%, 03/15/49 (Call 03/15/31)	5,950	7,220,317
Series A, 5.00%, 10/01/50	7,190	10,484,031
Series A, 5.25%, 03/15/39 (Call 09/15/28)	5,000	6,125,097
Series A, 5.50%, 05/15/22 (AMBAC)	3,005	3,035,329
Series A, 5.50%, 05/15/22 (NPFGC)	6,730	6,798,484
Series A, 5.75%, 07/01/27 (NPFGC)	440	494,353
Series A-2, 5.00%, 10/01/46	2,000	2,858,113
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,119,716
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,556,605
Series B, 5.00%, 02/15/23	3,360	3,490,537
Series B, 5.00%, 03/15/23 (Call 03/31/22)	2,505	2,513,319
Series B, 5.00%, 03/15/24 (Call 03/31/22)	7,000	7,025,386
Series B, 5.00%, 02/15/25	3,525	3,900,127
Series B, 5.00%, 02/15/26	6,000	6,821,050
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	6,530,776
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	13,713,423
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,930	9,827,240
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,338,492
Series B, 5.00%, 02/15/31 (PR 02/15/25)	5	5,532
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,401,734
Series B, 5.00%, 02/15/33 (Call 02/15/25)	5,000	5,499,326
Series B, 5.00%, 02/15/33 (Call 08/15/27)	2,000	2,331,694
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,115	6,723,812
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,820,760
Series B, 5.00%, 02/15/34 (PR 02/15/25)	5	5,532
Series B, 5.00%, 03/15/35 (Call 03/31/22)	1,500	1,505,398
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,162,460
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,850	3,131,145
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,209,568
Series B, 5.00%, 02/15/37 (PR 02/15/25)	5	5,532
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,098,343

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 02/15/38 (Call 08/15/27)	$1,960	$2,276,213
Series B, 5.00%, 10/01/38 (Call 04/01/28)	9,200	10,962,162
Series B, 5.00%, 02/15/39 (Call 08/15/27)	2,995	3,476,508
Series B, 5.00%, 02/15/39 (PR 08/15/27)	5	5,919
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,324,207
Series B, 5.00%, 02/15/42 (Call 02/15/25)	170	185,636
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,159,084
Series B, 5.00%, 03/15/42 (Call 03/31/22)	17,675	17,736,569
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,008
Series B, 5.00%, 07/01/45 (PR 07/01/25)	2,000	2,237,322
Series B, 5.00%, 07/01/50 (Call 07/01/29)	2,920	3,503,060
Series B, 5.50%, 03/15/26 (AMBAC)	1,105	1,280,674
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	2,786,437
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,681,600
Series C, 5.00%, 03/15/26	4,000	4,559,452
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,850	1,987,636
Series C, 5.00%, 03/15/32 (Call 03/15/24)	4,370	4,695,120
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,073,979
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	12,959,109
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	5,783,100
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,142,516
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,070,423
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,767,817
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	10,668,819
Series D, 3.00%, 02/15/49 (Call 02/15/30)	5,250	5,199,889
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	2,809,678
Series D, 4.00%, 02/15/40 (Call 02/15/30)	3,625	4,044,854
Series D, 4.00%, 02/15/47 (Call 02/15/30)	14,390	15,863,542
Series D, 5.00%, 02/15/23	1,880	1,953,039
Series D, 5.00%, 02/15/25	2,745	3,036,192
Series D, 5.00%, 02/15/26	10,020	11,391,153
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,148,089
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,718,651
Series D, 5.00%, 02/15/29	1,250	1,520,642
Series D, 5.00%, 02/15/33 (Call 02/15/30)	2,205	2,705,602
Series D, 5.00%, 02/15/48 (Call 02/15/30)	5,000	5,971,228
Series E, 3.25%, 03/15/35 (Call 09/15/23)	25,000	25,774,122
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,542,987
Series E, 4.00%, 03/15/38 (Call 03/15/32)	10,000	11,435,175
Series E, 4.00%, 03/15/39 (Call 03/15/32)	15,000	17,130,378
Series E, 5.00%, 02/15/23	1,165	1,210,990
Series E, 5.00%, 02/15/24	1,110	1,192,927
Series E, 5.00%, 03/15/24	14,125	15,212,670
Series E, 5.00%, 03/15/27	2,000	2,339,398
Series E, 5.00%, 03/15/29 (Call 09/15/28)	5,195	6,279,185
Series E, 5.00%, 03/15/31 (Call 09/15/25)	8,195	9,164,603
Series E, 5.00%, 03/15/32 (Call 09/15/25)	300	335,385
Series E, 5.00%, 03/15/34 (Call 09/15/25)	5,000	5,586,090
Series E, 5.00%, 03/15/35 (Call 09/15/28)	10,190	12,185,811
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,339,784
Series E, 5.00%, 03/15/38 (Call 09/15/28)	10,000	11,941,958
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	4,766,371
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	5,933,032
Series E, 5.00%, 03/15/48 (Call 09/15/28)	2,800	3,313,774
Series E, 5.25%, 03/15/33 (Call 09/15/25)	2,305	2,600,020
New York State Environmental Facilities Corp. RB
4.00%, 06/15/49 (Call 06/15/29)	5,670	6,389,209
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,660,338
Series A, 5.00%, 06/15/22	1,030	1,043,076
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,320	1,335,373

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 06/15/24 (Call 06/15/22)	$750	$759,828
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,321,540
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,472,072
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	11,971,409
Series D, 5.00%, 06/15/25 (Call 06/15/22)	5,365	5,433,421
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,432,809
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	1,705	1,711,263
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,107,211
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,415,109
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	9,587,811
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,010,302
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	3,933,461
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,052,258
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,129,919
Series A, 5.00%, 01/01/46 (Call 01/01/26)	5,000	5,583,976
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,556,526
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,789,546
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	2,260	2,575,432
Series A-1, 4.00%, 03/15/41 (Call 03/15/31)	21,110	23,761,973
Series A-1, 4.00%, 03/15/45 (Call 03/15/31)	5,000	5,580,208
Series A-1, 4.00%, 03/15/47 (Call 03/15/31)	5,000	5,561,273
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	7,435	8,198,074
Series A-1, 5.00%, 03/15/23	5,495	5,729,340
Series A-1, 5.00%, 03/15/25	5,000	5,541,962
Series A-1, 5.00%, 03/15/26	5,000	5,699,314
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,474,239
Series B, 4.00%, 01/01/37 (Call 01/01/30)	1,750	1,935,921
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,500	2,758,839
Series B, 4.00%, 01/01/39 (Call 01/01/30)	3,685	4,056,746
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,214,812
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,192,388
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	8,663,704
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,731,303
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	8,916,453
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,391,358
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,650	2,828,475
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,123,438
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,380,033
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	5,865,342
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,092,294
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,000	1,166,850
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	2,960,557
Series N, 4.00%, 01/01/43 (Call 01/01/30)	5,660	6,238,390
Series N, 4.00%, 01/01/47 (Call 01/01/30)	4,000	4,380,059
Series O, 4.00%, 01/01/48 (Call 07/01/31)	5,845	6,466,907
New York State Urban Development Corp. RB
3.00%, 03/15/48 (Call 09/15/30)	3,000	2,966,833
4.00%, 03/15/34 (Call 09/15/30)	2,500	2,860,292
4.00%, 03/15/37 (Call 09/15/30)	2,500	2,832,342
4.00%, 03/15/39 (Call 09/15/30)	2,000	2,254,018
4.00%, 03/15/41 (Call 09/15/30)	1,000	1,123,469
4.00%, 03/15/42 (Call 09/15/30)	7,000	7,848,442
4.00%, 03/15/45 (Call 09/15/31)	10,000	11,244,218
4.00%, 03/15/49 (Call 09/15/30)	9,000	9,957,358
5.00%, 03/15/22	1,500	1,502,471
5.00%, 03/15/23	750	781,985
5.00%, 03/15/27	1,000	1,168,111

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/27 (Call 03/15/24)	$1,000	$1,072,304
5.00%, 03/15/28	4,580	5,469,518
5.00%, 03/15/29	12,000	14,622,899
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,144,189
5.00%, 03/15/32 (Call 09/15/30)	2,500	3,124,534
5.00%, 03/15/33 (Call 09/15/30)	8,000	9,966,754
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,462,933
5.00%, 03/15/36 (Call 09/15/30)	1,000	1,235,057
5.00%, 03/15/38 (Call 09/15/30)	14,000	17,214,592
5.00%, 03/15/47 (Call 09/15/30)	10,000	12,074,759
5.00%, 03/15/50 (Call 09/15/30)	2,900	3,493,282
Series A, 4.00%, 03/15/39 (Call 09/15/30)	7,500	8,452,569
Series A, 4.00%, 03/15/39 (Call 09/15/31)	8,265	9,424,575
Series A, 4.00%, 03/15/40 (Call 09/15/30)	2,910	3,274,137
Series A, 4.00%, 03/15/42 (Call 09/15/29)	2,750	3,053,716
Series A, 4.00%, 03/15/43 (Call 09/15/29)	1,000	1,108,123
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,531,892
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,208,690
Series A, 4.00%, 03/15/45 (Call 09/15/30)	1,000	1,111,914
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,755,911
Series A, 5.00%, 03/15/22	2,995	2,999,934
Series A, 5.00%, 03/15/23	12,460	12,991,369
Series A, 5.00%, 03/15/24	10,345	11,136,371
Series A, 5.00%, 03/15/26	8,805	10,032,776
Series A, 5.00%, 03/15/27	10,000	11,707,587
Series A, 5.00%, 03/15/27 (Call 09/15/25)	10,000	11,212,519
Series A, 5.00%, 03/15/27 (Call 03/15/26)	3,710	4,230,458
Series A, 5.00%, 03/15/30 (Call 03/15/27)	1,500	1,755,343
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,270,460
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	11,702,287
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,118,316
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,755,343
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,125,675
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,705,433
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	2,808,549
Series A, 5.00%, 03/15/35 (Call 09/15/29)	2,500	3,041,923
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	2,942,309
Series A, 5.00%, 03/15/36 (Call 09/15/29)	1,000	1,214,991
Series A, 5.00%, 03/15/36 (Call 09/15/31)	20,000	25,201,634
Series A, 5.00%, 03/15/37 (Call 09/15/29)	2,600	3,153,773
Series A, 5.00%, 03/15/37 (Call 09/15/30)	2,000	2,465,590
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	5,938,600
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,000	2,416,371
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,014,104
Series A, 5.00%, 03/15/41 (Call 09/15/28)	3,660	4,336,435
Series A, 5.00%, 03/15/41 (Call 09/15/30)	10,500	12,838,641
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,661,267
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,707,867
Series A-1, 5.00%, 03/15/23	1,525	1,590,035
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	3,878,717
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,103,358
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,322,408
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	2,500	2,603,166
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	6,636,370
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,515	1,646,088
Series C, 5.00%, 03/15/22	3,030	3,034,992
Series C, 5.00%, 03/15/30 (Call 03/15/23)	4,540	4,727,349
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,176,817
Series C-3, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,125,953
Series C-3, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,771,740

58	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series D, 5.00%, 03/15/23	$5,435	$5,666,781
Series E, 3.00%, 03/15/50 (Call 03/15/30)	14,975	14,746,145
Series E, 4.00%, 03/15/34 (Call 03/15/30)	5,000	5,681,891
Series E, 4.00%, 03/15/35 (Call 03/15/30)	2,470	2,797,946
Series E, 4.00%, 03/15/36 (Call 03/15/30)	3,500	3,950,198
Series E, 4.00%, 03/15/41 (Call 03/15/30)	5,000	5,584,535
Series E, 5.00%, 03/15/23	10,000	10,426,460
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	5,669,728
Series E, 5.00%, 03/15/25	15,025	16,658,338
Series E, 5.00%, 03/15/26	7,445	8,483,137
Series E, 5.00%, 03/15/28	3,000	3,582,653
Series E, 5.00%, 03/15/30	3,000	3,724,767
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,758,450
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,206,190
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,803,096
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	2,222,847
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,189,306
5.00%, 07/15/29 (Call 07/15/28)	4,000	4,822,497
5.00%, 09/01/33 (Call 09/01/29)	1,500	1,843,934
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,136,827
5.00%, 09/01/36 (Call 09/01/29)	3,100	3,792,966
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,474,970
Series 111, 5.00%, 09/01/48 (Call 09/01/28)	1,360	1,608,167
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,016,362
Series 179, 5.00%, 12/01/22	1,615	1,664,871
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	2,405	2,566,340
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,066,545
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,038,541
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,652,901
Series 183, 4.00%, 12/15/41 (Call 06/15/24)	1,000	1,045,112
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	4,770	5,181,138
Series 184, 5.00%, 09/01/39 (Call 09/01/24)	1,915	2,074,652
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,205	1,334,704
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,482,860
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,183,465
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,059,622
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,240,114
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,564,934
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,351,187
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	4,500	5,023,418
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	11,432,136
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,121,314
Series 198, 5.00%, 11/15/41 (Call 11/15/26)	9,475	10,799,467
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	9,267,770
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	10,925,125
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,732,669
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,426,926
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,111,251
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,317,830
Series 209, 5.00%, 07/15/32 (Call 07/15/28)	3,080	3,699,117
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,199,510
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	1,500	1,644,792
Series 217, 5.00%, 11/01/44 (Call 11/01/29)	1,500	1,824,698
Series 222, 4.00%, 07/15/38 (Call 07/15/30)	9,430	10,610,626
Series 222, 5.00%, 07/15/32 (Call 07/15/30)	1,000	1,245,739
Series 222, 5.00%, 07/15/34 (Call 07/15/30)	4,500	5,567,289
Series 224, 4.00%, 07/15/40 (Call 07/15/31)	3,850	4,363,372
Series 224, 4.00%, 07/15/41 (Call 07/15/31)	13,270	15,003,509

Security	Par (000)	Value

New York (continued)
Series 224, 4.00%, 07/15/46 (Call 07/15/31)	$11,350	$12,652,453
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	7,670	8,509,399
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	2,500	2,753,986
Series 5, 5.38%, 03/01/28	1,765	1,998,047
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	544,426
Sales Tax Asset Receivable Corp. RB
Series A, 4.00%, 10/15/32 (PR 10/15/24)	1,305	1,398,225
Series A, 5.00%, 10/15/25 (PR 10/15/24)	2,000	2,194,275
Series A, 5.00%, 10/15/26 (PR 10/15/24)	4,600	5,046,832
Series A, 5.00%, 10/15/27 (PR 10/15/24)	5,030	5,518,601
Series A, 5.00%, 10/15/28 (PR 10/15/24)	7,860	8,623,500
Series A, 5.00%, 10/15/29 (PR 10/15/24)	5,685	6,237,226
Series A, 5.00%, 10/15/30 (PR 10/15/24)	7,030	7,712,876
State of New York GO, Series A, 4.00%, 03/01/38 (PR 03/01/23)	22,030	22,712,060
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,079,634
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,372,752
Town of Brookhaven NY GOL, Series A, 3.00%, 03/15/23	2,385	2,437,864
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/41 (Call 05/15/32)	1,000	1,144,768
5.00%, 05/15/43 (Call 05/15/32)	1,000	1,249,255
5.00%, 05/15/52	1,750	2,530,478
Series A, 0.00%, 11/15/30(a)	10,800	8,708,606
Series A, 0.00%, 11/15/31(a)	2,000	1,560,118
Series A, 0.00%, 11/15/32(a)	1,800	1,361,510
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,920	5,007,084
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,343,100
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	6,681,083
Series A, 4.00%, 11/15/54 (Call 11/15/30)	7,805	8,630,656
Series A, 5.00%, 11/15/22	3,360	3,459,220
Series A, 5.00%, 11/01/25	2,750	3,103,693
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,092,550
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,046,645
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,160,208
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,054,270
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	4,813,080
Series A, 5.00%, 11/15/46 (Call 05/15/26)	7,900	8,839,952
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	10,611,989
Series A, 5.00%, 11/15/49 (Call 05/15/29)	10,280	12,215,833
Series A, 5.00%, 11/15/49 (Call 11/15/30)	7,000	8,462,994
Series A, 5.00%, 11/15/51 (Call 05/15/31)	4,375	5,328,640
Series A, 5.00%, 11/15/54 (Call 11/15/30)	4,000	4,818,710
Series A, 5.00%, 11/15/56 (Call 05/15/31)	12,420	15,081,418
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	3,075	3,443,660
Series A-1, 5.00%, 05/15/51 (Call 05/15/31)	10,000	12,161,278
Series A-2, VRDN,2.00%, 05/15/45(b)(c)	4,165	4,193,499
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(b)(c)	2,885	2,920,970
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(b)(c)	2,885	2,922,127
Series B, 0.00%, 11/15/32(a)	4,745	3,627,218
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,028,596
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	2,832,794
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,645,180
Series B, 5.00%, 11/15/30	1,000	1,259,568
Series B, 5.00%, 11/15/31	1,000	1,282,012
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,166,707
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,333,415
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,537,588
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,332,328
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,585,245

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/26)(b)(c)	$2,000	$2,272,546
Series C, 3.00%, 11/15/45 (Call 11/15/29)	17,745	18,107,986
Series C-1, 5.00%, 11/15/25	4,565	5,155,931
Series C-1A, 4.00%, 05/15/46 (Call 11/15/31)	2,000	2,251,287
Series C-1A, 5.00%, 05/15/39 (Call 11/15/31)	2,000	2,504,851
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	420	515,165
Series C-1B, VRDN,5.00%, 05/15/51 (Put 05/15/26)(b)(c)	2,500	2,840,683
Series C-2, 3.00%, 05/15/33 (Call 11/15/31)	1,000	1,070,208
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,368,825
Series C-3, 3.00%, 05/15/51 (Call 11/15/31)	2,000	2,009,741
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,014,093
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,095,834
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,048,128
5.00%, 12/15/39 (Call 12/15/27)	8,660	10,175,760
5.00%, 12/15/40 (Call 12/15/27)	10,155	11,920,230
5.00%, 12/15/41 (Call 12/15/27)	4,000	4,690,516
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,050	2,347,085
Series A, 5.00%, 12/15/35 (Call 06/15/26)	2,000	2,270,230
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,520	3,563,040
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	512,601
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,730	7,173,898
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,194,019
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	17,285	18,339,608

		5,322,750,717

North Carolina — 1.5%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/22	1,475	1,496,675
5.00%, 07/01/31 (Call 07/01/30)	6,875	8,669,996
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,112,170
City of Raleigh NC Combined Enterprise System Revenue RB
Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,347,257
Series A, 5.00%, 03/01/43 (PR 03/01/23)	10,000	10,408,677
County of Guilford NC GO, 5.00%, 03/01/25	1,850	2,054,524
County of Union NC GO, Series C, 5.00%, 09/01/25	3,000	3,383,167
County of Wake NC, Series B, 5.00%, 08/01/23	1,400	1,479,326
County of Wake NC GO
5.00%, 04/01/29	11,435	14,101,429
Series A, 5.00%, 04/01/25	1,220	1,358,320
Series C, 5.00%, 03/01/22	1,005	1,005,000
Series C, 5.00%, 03/01/25	6,695	7,435,154
County of Wake NC RB, 5.00%, 03/01/24	435	467,687
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (PR 10/01/25)	1,000	1,128,600
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,277,074
North Carolina Eastern Municipal Power Agency RB
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,072,800
Series D, 5.00%, 01/01/25 (PR 07/01/22)	9,120	9,252,788
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	2,819,833
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	7,340	3,778,944
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,074,260
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,204,134
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,154,281
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,192,469
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,315,924
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,332,532

Security	Par (000)	Value

North Carolina (continued)
5.00%, 01/01/49 (Call 01/01/30)	$3,800	$4,403,684
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,415	2,888,886
State of North Carolina GO
5.00%, 06/01/22	2,000	2,022,200
Series A, 5.00%, 06/01/22	11,035	11,157,487
Series A, 5.00%, 06/01/23	15,705	16,500,170
Series A, 5.00%, 06/01/27	10,500	12,401,768
Series A, 5.00%, 06/01/27 (Call 06/01/26)	2,000	2,296,129
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	5,749,522
Series B, 5.00%, 06/01/25	13,500	15,097,278
Series B, 5.00%, 06/01/26	8,925	10,271,569
Series B, 5.00%, 06/01/27	1,500	1,771,681
Series B, 5.00%, 06/01/28	8,690	10,505,480
Series B, 5.00%, 06/01/29	1,000	1,235,259
Series C, 4.00%, 05/01/22	1,280	1,287,405
State of North Carolina RB
4.00%, 03/01/34 (Call 03/01/31)	2,000	2,307,793
5.00%, 03/01/22	8,705	8,705,000
5.00%, 03/01/24	6,625	7,113,932
5.00%, 03/01/25	3,500	3,873,839
5.00%, 03/01/27	5,000	5,832,574
5.00%, 03/01/28	7,000	8,352,502
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,209,352
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,012,067
5.00%, 03/01/32 (Call 03/01/31)	1,000	1,252,875
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,604,496
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,136,994
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	5,634,730
Series A, 5.00%, 05/01/23	10,000	10,471,960
Series A, 5.00%, 05/01/24	11,390	12,311,951
Series A, 5.00%, 05/01/32	7,855	10,181,817
Series B, 3.00%, 05/01/32 (Call 05/01/30)	2,000	2,137,797
Series B, 5.00%, 05/01/22	1,150	1,158,475
Series B, 5.00%, 05/01/23	5,000	5,235,980
Series B, 5.00%, 05/01/24	4,620	4,993,961
Series B, 5.00%, 05/01/25	5,000	5,572,699
Series B, 5.00%, 06/01/25	4,310	4,815,562
Series B, 5.00%, 05/01/26	1,505	1,724,758
Series B, 5.00%, 06/01/26	1,000	1,148,644
Series B, 5.00%, 05/01/27	2,000	2,349,804
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	7,622,888
Series B, 5.00%, 05/01/29	1,500	1,838,237
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,171,126
Series B, 5.00%, 05/01/31 (Call 05/01/30)	1,500	1,869,416
Series B, 5.00%, 05/01/33 (Call 05/01/30)	3,110	3,864,505
Series B, 5.00%, 05/01/34 (Call 05/01/30)	2,500	3,101,499
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,617,728
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	9,000	9,282,735
Town of Cary NC GO
4.00%, 09/01/32 (Call 09/01/31)	5,710	6,822,665
4.00%, 09/01/33 (Call 09/01/31)	3,535	4,212,378
5.00%, 09/01/24	5,450	5,957,727

		357,012,005

Ohio — 1.4%
American Municipal Power Inc. RB
5.00%, 02/15/25	2,250	2,489,835
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,440,863
5.00%, 02/15/35 (Call 02/15/30)	12,000	14,587,409
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	939,616

60	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	$20	$22,830
5.25%, 12/01/30 (NPFGC)	1,000	1,285,435
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,885	1,985,904
Series 1, 5.00%, 07/01/25	1,860	2,081,356
Series 1, 5.00%, 07/01/26	1,505	1,730,596
Series 2017-1, 5.00%, 04/01/24	10,240	11,043,635
Series A, 5.00%, 04/01/28	6,005	7,205,181
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,150	2,364,762
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,787,887
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,873,445
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	8,843,568
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,109,173
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,157,681
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49 (Call 11/15/24)	3,485	3,661,510
4.00%, 11/15/49 (PR 11/15/24)	5,075	5,438,129
Ohio State University (The) RB
4.00%, 12/01/39 (Call 12/01/31)	1,000	1,161,957
4.00%, 12/01/43 (Call 12/01/31)	1,250	1,437,917
4.00%, 12/01/48 (Call 12/01/31)	2,500	2,849,956
5.00%, 12/01/32 (Call 12/01/31)	1,270	1,633,597
5.00%, 12/01/35 (Call 12/01/31)	4,000	5,119,770
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,758,163
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,151,612
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,091,800
Series E, VRDN,0.18%, 06/01/35 (Put 03/01/22)(b)(c)	15,000	15,000,000
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,489,399
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,363,525
Series A, 5.00%, 02/15/46 (Call 02/15/31)	8,540	10,503,786
Series A, 5.00%, 02/15/51 (Call 02/15/31)	6,000	7,341,128
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	6,752,528
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,041,217
Series A-2, 0.00%, 02/15/37(a)	6,880	4,507,975
Series A-2, 0.00%, 02/15/40(a)	2,500	1,469,475
Series A-2, 0.00%, 02/15/41(a)	7,095	4,010,939
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,591,389
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,277,431
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,405,704
5.00%, 12/01/29 (Call 09/01/29)	9,500	11,777,157
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,109,310
Series A, 5.00%, 12/01/28	1,000	1,218,654
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,200,359
Series A, 5.00%, 12/01/35 (Call 06/01/31)	2,000	2,543,281
Series A, 5.00%, 12/01/36 (Call 06/01/31)	1,500	1,905,196
Series A, 5.00%, 12/01/38 (Call 06/01/31)	2,250	2,849,014
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/22	1,275	1,289,217
5.00%, 12/01/23	6,155	6,576,789
Series 2015-A, 5.00%, 12/01/25	8,055	9,131,097
Series A, 4.00%, 12/01/46 (Call 12/01/31)	2,000	2,304,544
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	3,123,765

Security	Par (000)	Value

Ohio (continued)
Series A, 5.00%, 12/01/39 (Call 06/01/30)	$3,400	$4,204,141
Series A, 5.00%, 12/01/40 (Call 12/01/31)	7,350	9,367,009
Series A, 5.00%, 12/01/46 (Call 12/01/31)	5,000	6,291,452
Series A, 5.00%, 12/01/50 (Call 06/01/30)	7,960	9,704,986
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,613,309
Series B, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,854,479
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,661,404
South-Western City School District GO, 4.00%, 12/01/42 (PR 06/01/22) (SD CRED PROG)	10,000	10,085,332
State of Ohio GO
Series A, 5.00%, 12/15/22	3,000	3,099,445
Series A, 5.00%, 12/15/23	7,360	7,869,838
Series A, 5.00%, 09/15/24	3,055	3,342,014
Series A, 5.00%, 12/15/24	3,655	4,028,981
Series B, 5.00%, 09/15/23	10,000	10,607,997
Series B, 5.00%, 08/01/24	6,065	6,609,602
Series B, 5.00%, 09/15/25	5,470	6,161,470
Series B, 5.00%, 09/15/26	4,585	5,305,729
Series B, 5.00%, 09/15/27	1,500	1,779,615
Series B, 5.00%, 09/15/29	12,670	15,704,220
Series B, 5.00%, 02/01/31	4,000	5,098,964
Series C, 5.00%, 08/01/27	1,430	1,691,732
Series C, 5.00%, 08/01/28	7,765	9,411,654
Series C, 5.00%, 08/01/28 (ETM)	735	886,375
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,145,368
Upper Arlington City School District GO, Series A, 5.00%, 12/01/48 (Call 12/01/27)	1,000	1,194,611

		348,756,193

Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/23	2,000	2,099,212
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,655	3,090,849
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,741,748
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,216,294
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,157,185
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,155,133
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,141,528
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,809,460
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	6,748,359
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,713,085
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,188,404
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,272,431
Series D, 5.00%, 01/01/25	2,250	2,480,239
Oklahoma Water Resources Board RB, 4.00%, 04/01/47 (Call 04/01/31) (OK CERF)	21,180	23,731,516
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,115,331

		66,660,774

Oregon — 1.0%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 03/01/34 (Call 09/01/29)	7,525	9,276,309
Series B, 5.00%, 06/15/22	2,000	2,025,273
Clackamas County School District No. 12 North Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	1,996,904
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,724,238

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
County of Multnomah OR GO, Series A, 5.00%, 06/15/27	$30,000	$35,500,353
Hillsboro School District No. 1J GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,623,785
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	8,000	8,415,283
5.00%, 06/15/24 (GTD)	2,055	2,229,998
5.00%, 06/15/27 (GTD)	2,500	2,945,790
5.00%, 06/15/29 (GTD)	5,000	6,154,180
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,164,366
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,120	2,213,970
Series C, 5.00%, 04/01/24	4,000	4,312,200
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	10,740,692
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,321,866
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,212,662
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,497,717
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	5,987,074
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,195,693
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,194,010
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	14,000	15,882,639
Series A, 5.00%, 11/15/23	5,150	5,490,584
Series A, 5.00%, 11/15/24	4,655	5,120,980
Series A, 5.00%, 11/15/27 (PR 11/15/24)	4,320	4,751,736
Series A, 5.00%, 11/15/28 (PR 11/15/24)	3,630	3,992,778
Series A, 5.00%, 11/15/29 (PR 11/15/24)	2,000	2,199,878
Series A, 5.00%, 11/15/31 (PR 11/15/24)	7,015	7,716,071
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,236,675
Series A, 5.00%, 11/15/36 (Call 11/15/29)	13,665	16,882,151
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,500,981
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,132,337
Series A, 5.00%, 11/15/39 (Call 11/15/29)	5,605	6,898,988
Series A, 5.00%, 11/15/40 (Call 11/15/30)	5,000	6,236,894
Series A, 5.00%, 11/15/42 (Call 11/15/29)	8,195	10,040,248
State of Oregon GO
5.00%, 05/01/35 (Call 05/01/31)	3,040	3,861,097
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,330,051
Series A, 5.00%, 05/01/44 (Call 05/01/29)	5,060	6,084,947
Series F, 5.00%, 05/01/33 (Call 05/01/26)	7,000	7,973,362
Series K, 5.00%, 11/01/24	1,395	1,531,671
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,746,505
Series N, 5.00%, 05/01/24	1,195	1,291,728
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (PR 09/01/27)	1,000	1,187,680
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	2,911,190
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	2,905,699

		229,639,233

Pennsylvania — 2.8%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,000	3,562,497
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,148,868
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	527,894
Series A, 5.00%, 08/01/26	1,500	1,718,336

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.00%, 05/01/35 (Call 05/01/31)	$3,565	$4,425,766
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 10/01/42 (Call 10/01/27)	16,160	18,843,434
Series A, 5.00%, 07/01/45 (PR 07/01/24)	5,755	6,249,741
Series A, 5.00%, 11/01/45 (Call 11/01/30)	5,395	6,503,205
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	4,999,268
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	4,700,844
Series A, 5.00%, 11/01/50 (Call 11/01/30)	1,500	1,797,971
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,155,719
Series B, 5.00%, 11/01/44 (Call 11/01/29)	3,000	3,604,442
Series B, 5.00%, 11/01/49 (Call 11/01/29)	4,000	4,785,141
Series C, 4.00%, 10/01/51 (Call 10/01/31)	10,000	11,314,797
Commonwealth of Pennsylvania GO
5.00%, 05/15/22	16,895	17,048,081
5.00%, 07/15/26	2,000	2,299,058
5.00%, 07/15/27	14,870	17,500,442
5.00%, 07/15/28	2,000	2,405,919
5.00%, 07/15/29	6,000	7,360,967
First Series, 2.00%, 05/15/38 (Call 05/15/31)	10,000	9,168,578
First Series, 2.00%, 05/15/39 (Call 05/15/31)	10,000	9,094,618
First Series, 4.00%, 04/01/29 (Call 04/01/23)	15,000	15,459,463
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,298,608
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	7,719,061
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,050,160
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,130,993
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,052,238
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,346,947
First Series, 5.00%, 07/01/22	9,975	10,120,238
First Series, 5.00%, 08/15/22	2,715	2,768,402
First Series, 5.00%, 01/01/23	6,500	6,723,282
First Series, 5.00%, 03/15/23	2,165	2,255,949
First Series, 5.00%, 04/01/23	5,120	5,343,543
First Series, 5.00%, 08/15/23	2,985	3,155,122
First Series, 5.00%, 01/01/24	1,850	1,978,782
First Series, 5.00%, 03/01/24	3,645	3,918,139
First Series, 5.00%, 06/15/24	2,000	2,169,841
First Series, 5.00%, 07/01/24	1,900	2,064,254
First Series, 5.00%, 08/15/24	2,400	2,617,472
First Series, 5.00%, 09/15/24	4,830	5,281,234
First Series, 5.00%, 01/01/25	32,580	35,923,441
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,219,966
First Series, 5.00%, 08/15/25	7,765	8,719,980
First Series, 5.00%, 09/15/25	1,500	1,688,509
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,615	1,790,563
First Series, 5.00%, 09/15/26	3,690	4,261,254
First Series, 5.00%, 01/01/27	3,500	4,066,439
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,021,998
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	13,891,039
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,268,211
First Series, 5.00%, 05/15/31	5,000	6,346,091
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,783,494
First Series 2020, 5.00%, 05/01/23	2,500	2,616,795
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,499,914
Second Series, 5.00%, 09/15/22	7,450	7,621,809
Second Series, 5.00%, 10/15/23	1,200	1,273,801
Second Series, 5.00%, 01/15/24	1,545	1,654,468
Second Series, 5.00%, 09/15/24	1,500	1,640,135
Second Series, 5.00%, 01/15/25	1,365	1,506,808
Second Series, 5.00%, 09/15/25	1,310	1,474,631
Second Series, 5.00%, 09/15/26	5,725	6,611,295

62	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	$1,000	$1,063,335
Second Series, 5.00%, 01/15/27	4,680	5,442,744
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,241,058
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	2,400	2,754,483
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	2,400	2,552,004
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,063,335
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,662,753
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,653,752
Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	10,872,648
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,224,900
County of Allegheny PA GO
Series C-75, 5.00%, 11/01/27 (Call 11/01/26)	2,185	2,540,259
Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,706,753
Series C-78, 4.00%, 11/01/49 (Call 11/01/30)	1,160	1,312,893
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,807,783
5.00%, 07/01/47 (Call 07/01/27)	4,250	4,895,349
Delaware River Port Authority RB
5.00%, 01/01/30 (Call 01/01/24)	1,660	1,771,799
5.00%, 01/01/33 (Call 01/01/24)	2,570	2,739,219
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,609,638
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,048,642
Series B, 5.00%, 01/01/23	1,215	1,257,046
Series B, 5.00%, 01/01/26	1,815	2,056,501
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	3,110	3,789,834
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	5,495	5,495,000
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,389,051
Pennsylvania Turnpike Commission RB
4.75%, 12/01/37 (Call 12/01/26)	2,000	2,238,019
5.00%, 12/01/23	3,995	4,256,532
5.00%, 12/01/25	1,050	1,186,982
5.00%, 12/01/31 (Call 12/01/27)	1,500	1,764,748
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,276,659
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	4,500	5,235,390
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,313,331
Series A, 4.00%, 12/01/43 (Call 12/01/30)	2,000	2,217,480
Series A, 4.00%, 12/01/44 (Call 12/01/30)	3,000	3,320,273
Series A, 4.00%, 12/01/45 (Call 12/01/30)	9,470	10,451,343
Series A, 4.00%, 12/01/46 (Call 12/01/30)	3,300	3,634,552
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,725,350
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	3,924,633
Series A, 4.00%, 12/01/50 (Call 12/01/30)	13,545	14,862,051
Series A, 5.00%, 12/01/30 (Call 12/01/26)	3,840	4,381,182
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,807,399
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,155,185
Series A, 5.00%, 12/01/39 (Call 12/01/29)	10,000	12,000,544
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,055,517
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,780	6,901,533
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,177,948
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,050	1,172,454
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,637,481
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	7,736,270
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,907,074
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,045	1,077,829
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	24,270	27,342,497
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	4,709,120
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	4,678,930

Security	Par (000)	Value

Pennsylvania (continued)
Series B, 4.00%, 12/01/46 (Call 12/01/31)	$1,000	$1,110,628
Series B, 4.00%, 12/01/51 (Call 12/01/31)	4,700	5,202,728
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,230,649
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,002,636
Series B, 5.00%, 12/01/46 (Call 06/01/31)	9,150	11,085,802
Series B, 5.00%, 12/01/50 (Call 12/01/30)	2,000	2,397,232
Series B, 5.00%, 12/01/51 (Call 06/01/31)	6,500	7,803,299
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,285,963
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,900,587
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,885,675
Series C, 5.00%, 12/01/39 (Call 12/01/24)	3,040	3,316,911
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,535,705
Series C, 5.00%, 12/01/43 (PR 12/01/23)	5,940	6,340,627
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,258,899
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,560,137
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	873,961
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,581,379
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,696,842
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/44 (Call 09/01/29) (AGM)	1,000	1,203,610
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	7,859,438
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	569,659
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,294,606
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26).	4,435	4,855,914
Upper Merion Area School District/PA GOL
Series A, 4.00%, 01/15/46 (Call 01/15/29) (SAW)	9,000	10,026,769
Series A, 4.00%, 01/15/51 (Call 01/15/29) (SAW)	7,870	8,677,793
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,056,867

		682,263,356

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,010	2,111,683
Series B, 5.00%, 06/15/26	2,500	2,870,150
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,835,572
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	4,132,271
Rhode Island Health and Educational Building Corp. RB, Series A, 4.00%, 09/01/37 (Call 09/01/27)	4,500	4,974,357

		16,924,033

South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	2,980,722
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,059,193
5.00%, 12/01/30 (PR 12/01/23)	2,000	2,133,089
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/49 (Call 01/01/30)	7,955	9,668,798
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/49 (PR 02/01/29)	2,500	3,064,595
County of Charleston SC GO, 5.00%, 11/01/22	2,385	2,453,113
South Carolina Public Service Authority RB
Series A, 4.00%, 12/01/34 (Call 12/01/31)	2,000	2,271,988
Series A, 4.00%, 12/01/35 (Call 12/01/31)	1,750	1,982,575

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
Series A, 4.00%, 12/01/38 (Call 06/01/32)	$1,000	$1,127,734
Series A, 4.00%, 12/01/40 (Call 12/01/30)	3,000	3,321,192
Series A, 4.00%, 12/01/41 (Call 06/01/32)	2,000	2,242,335
Series A, 4.00%, 12/01/47 (Call 06/01/32)	7,000	7,725,134
Series A, 4.00%, 12/01/52 (Call 06/01/32)	10,000	10,985,879
Series A, 5.00%, 12/01/31	3,000	3,763,835
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,278,295
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,419,328
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,554,349
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,152,586
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,209,140
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,347,371
Series B, 4.00%, 12/01/41 (Call 12/01/31)	2,200	2,455,155
Series B, 4.00%, 12/01/42 (Call 12/01/31)	1,000	1,113,470
Series B, 4.00%, 12/01/47 (Call 12/01/31)	2,000	2,198,392
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,214,873
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,302,586
Series B, 5.00%, 12/01/51 (Call 12/01/31)	2,195	2,618,473
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,511,525
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,582,503
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,192,541
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,531,729
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,637,305
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,748,548
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,531,732
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/24	1,000	1,092,511
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,009,720
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	722,921
State of South Carolina GO
Series A, 5.00%, 04/01/24	17,000	18,348,792
Series A, 5.00%, 04/01/25	3,500	3,896,820
University of South Carolina RB, Series A, 4.00%, 05/01/51 (Call 05/01/31)	19,710	22,166,231

		164,617,078

Tennessee — 0.7%
City of Clarksville TN Water Sewer & Gas Revenue RB
Series A, 4.00%, 02/01/51 (Call 02/01/31)	2,000	2,249,988
Series A, 5.00%, 02/01/45 (Call 02/01/31)	1,500	1,847,301
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,216,046
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/45 (Call 10/01/30)	3,000	3,670,924
County of Shelby TN GO
Series A, 5.00%, 03/01/23	10,075	10,487,772
Series A, 5.00%, 03/01/24	1,000	1,075,760
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,324,036
Series A, 5.00%, 05/15/46 (Call 05/15/31)	1,000	1,235,738
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	5,180	5,846,264
4.00%, 07/01/36 (Call 07/01/28)	10,000	11,268,014
5.00%, 07/01/22	5,875	5,960,145
5.00%, 07/01/23 (PR 07/01/22)	4,020	4,077,853
5.00%, 01/01/24	3,835	4,101,237
5.00%, 07/01/24 (Call 07/01/23)	2,275	2,395,224
5.00%, 01/01/25	2,060	2,272,008
5.00%, 07/01/25	1,500	1,679,034

Security	Par (000)	Value

Tennessee (continued)
5.00%, 07/01/27	$1,135	$1,334,353
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,604,039
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,006,074
Series A, 5.00%, 07/01/22	2,075	2,105,072
Series A, 5.00%, 07/01/23	6,220	6,548,701
Series A, 5.00%, 01/01/29 (PR 01/01/23)	1,135	1,173,795
Series C, 4.00%, 01/01/32 (Call 01/01/31)	8,900	10,443,958
Series C, 5.00%, 01/01/26	17,200	19,509,265
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/40 (PR 07/01/23)	1,045	1,100,510
Series B, 5.00%, 07/01/46 (Call 07/01/27)	1,290	1,501,668
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,376,224
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,360,307
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	3,000	3,041,812
Series A, 5.00%, 08/01/22	6,525	6,642,039
Series A, 5.00%, 08/01/28 (PR 08/01/25)	1,595	1,791,424
Series B, 5.00%, 08/01/23	3,250	3,431,786
Series B, 5.00%, 09/01/28 (PR 09/01/24)	2,000	2,185,804
Tennessee State School Bond Authority RB
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	2,560	2,808,685
Series A, 5.00%, 11/01/43 (PR 11/01/22) (HERBIP)	11,205	11,516,635
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	5,878,964
Series B, 5.00%, 11/01/40 (PR 11/01/25) (HERBIP)	4,025	4,541,139

		162,609,598

Texas — 8.2%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,224,380
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,603,034
Aledo Independent School District GO, 4.00%, 02/15/45 (Call 02/15/29) (PSF)	1,000	1,124,119
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,589,325
4.00%, 08/01/48 (Call 08/01/27)	3,500	3,814,185
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	1,030	1,048,432
5.00%, 08/01/27 (PSF)	2,000	2,361,490
Board of Regents of the University of Texas System RB
Series A, 4.00%, 08/15/35 (Call 08/15/31)	9,150	10,766,949
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,271,367
Series A, 5.00%, 08/15/22	5,420	5,527,358
Series A, 5.00%, 08/15/23	10,025	10,605,340
Series A, 5.00%, 08/15/28	3,000	3,633,118
Series A, 5.00%, 08/15/30	10,000	12,646,433
Series A, 5.00%, 08/15/33 (Call 08/15/29)	10,070	12,453,746
Series A, 5.00%, 08/15/34 (Call 08/15/29)	1,900	2,347,620
Series A, 5.00%, 08/15/50	5,950	8,547,558
Series B, 5.00%, 08/15/25	4,875	5,479,825
Series B, 5.00%, 08/15/26	3,175	3,667,395
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,018,333
Series B, 5.00%, 08/15/49	5,000	7,143,239
Series B, VRDN,0.18%, 08/01/39 (Put 02/28/22)(b)(c)	20,000	20,000,000
Series B, VRDN,0.20%, 08/01/33 (Put 02/28/22)(b)(c)	6,220	6,220,000
Series C, 5.00%, 08/15/25	2,610	2,933,814
Series D, 5.00%, 08/15/22	1,725	1,759,168
Series D, 5.00%, 08/15/24	2,200	2,399,908
Series E, 5.00%, 08/15/23	3,000	3,173,668
Series E, 5.00%, 08/15/26	8,405	9,708,491

64	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series F, 5.00%, 08/15/47	$2,000	$2,825,284
Series I, 5.00%, 08/15/23	5,430	5,744,339
Series I, 5.00%, 08/15/24	2,310	2,519,904
Series J, 5.00%, 08/15/23	350	370,261
Series J, 5.00%, 08/15/25	1,600	1,798,507
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	1,560	1,611,997
Series A, 5.00%, 01/01/40 (PR 07/01/25)	6,060	6,789,616
Series A, 5.00%, 01/01/43 (PR 01/01/23)	2,500	2,586,515
Series A, 5.00%, 01/01/45 (PR 07/01/25)	2,500	2,800,997
Series B, 4.00%, 01/01/51 (Call 01/01/31)	1,000	1,086,617
Series B, 5.00%, 01/01/46 (Call 01/01/31)	1,000	1,196,867
Series E, 5.00%, 01/01/45 (Call 01/01/30)	2,500	2,954,830
Central Texas Turnpike System RB
Series A, 5.00%, 08/15/39 (Call 08/15/30)	5,000	6,027,732
Series A, 5.00%, 08/15/41 (PR 08/15/22)	20,095	20,487,471
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	540,158
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,691,862
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,161,105
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,620,291
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	20,532,202
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,054,063
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,027,807
Series A, 5.00%, 11/15/45 (Call 11/15/25)	16,000	17,740,802
Series A, 5.00%, 11/15/45 (Call 11/15/30)	3,905	4,803,529
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	3,806,026
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,622,280
City of Austin TX GOL, 5.00%, 09/01/24	10,000	10,929,018
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	2,245	2,607,136
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,027,951
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,581,143
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,149,510
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,220,738
Series C, 5.00%, 11/15/45 (Call 11/15/30)	2,000	2,476,345
Series C, 5.00%, 11/15/50 (Call 11/15/30)	12,000	14,773,966
City of Corpus Christi TX Utility System Revenue RB, Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,206,416
City of Dallas TX GOL
5.00%, 02/15/23	1,700	1,767,110
5.00%, 02/15/24	1,800	1,934,477
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,606,930
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/46 (Call 10/01/27)	2,500	2,906,493
Series A, 5.00%, 10/01/24	3,000	3,282,344
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,575,851
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,592,364
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,152,335
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	1,860,642
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	6,359,852
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,713,971
Series C, 3.00%, 10/01/46 (Call 10/01/31)	5,000	5,246,124
Series C, 4.00%, 10/01/49 (Call 10/01/30)	7,900	9,024,751
Series C, 5.00%, 10/01/45 (Call 10/01/30)	2,000	2,470,236
City of Fort Worth TX Water & Sewer System Revenue
RB, 3.00%, 02/15/24	8,045	8,329,790

Security	Par (000)	Value

Texas (continued)
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	$1,000	$1,103,705
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,354,862
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,379,170
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,488,426
Series B, 5.00%, 07/01/31 (PR 07/01/22)	1,500	1,521,840
Series B, 5.00%, 07/01/32 (PR 07/01/22)	1,000	1,014,560
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,778,302
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,760,486
City of Houston TX Combined Utility System Revenue RB
Series A, 5.00%, 11/15/33 (Call 11/15/30)	9,835	12,324,341
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,189,022
Series B, 5.00%, 11/15/30 (Call 11/15/26)	5,430	6,268,437
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,603,907
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,708,739
Series B, 5.00%, 11/15/43 (PR 11/15/23)	1,000	1,066,168
Series B, 5.00%, 11/15/49 (Call 11/15/29)	2,000	2,413,272
Series C, 3.00%, 11/15/47 (Call 11/15/30)	1,000	1,030,316
Series C, 4.00%, 11/15/43 (Call 11/15/30)	1,500	1,707,450
Series C, 4.00%, 11/15/49 (Call 11/15/30)	5,085	5,732,289
Series C, 5.00%, 05/15/22	2,500	2,522,859
Series C, 5.00%, 05/15/24	9,595	10,384,539
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,243,443
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,162,234
Series C, 5.00%, 11/15/45 (Call 11/15/30)	1,000	1,227,419
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,164,034
City of Houston TX GOL
Series A, 5.00%, 03/01/24	2,000	2,152,758
Series A, 5.00%, 03/01/25	2,350	2,597,352
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,650,333
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,978,625
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	4,275,791
5.00%, 02/01/27	3,000	3,495,338
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,466,471
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,465,537
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,699,353
5.00%, 02/01/47 (Call 02/01/27)	7,500	8,543,578
5.00%, 02/01/47 (Call 08/01/27)	2,500	2,881,553
5.00%, 02/01/48 (PR 02/01/23)	10,250	10,636,790
Series REF, 5.00%, 02/01/23	1,050	1,089,917
Series REF, 5.25%, 02/01/24	2,620	2,819,653
Series REF, 5.25%, 02/01/25	1,895	2,106,973
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/36 (Call 02/01/30)	4,000	4,880,738
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,380,327
Series A, 5.00%, 02/01/26	1,750	1,987,387
Series ETM, 5.00%, 02/01/25 (ETM)	1,265	1,397,875
Series REF, 5.00%, 02/01/31 (Call 02/01/26)	2,000	2,255,011
City of San Antonio TX GOL, 5.00%, 02/01/25	6,560	7,249,058
Conroe Independent School District GO, Series A, 5.00%, 02/15/29 (PSF)	22,370	27,279,007
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,190,378
5.00%, 06/15/38 (PR 06/15/24)	7,670	8,327,543
5.00%, 06/15/43 (PR 06/15/26)	1,250	1,439,147
Series A, 5.00%, 06/15/41 (PR 06/15/26)	3,000	3,453,952

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	$1,410	$1,445,124
Series A, 5.00%, 10/01/25	5,000	5,639,255
Series A, 5.00%, 10/01/25 (Call 10/01/24)	4,225	4,631,686
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,705	1,919,798
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,630	1,670,604
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,292,462
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,975,526
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,056,104
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,158,849
County of Williamson TX GOL, 5.00%, 02/15/23	17,710	18,409,125
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,071,103
4.00%, 02/15/34 (Call 02/15/25) (PSF)	10,000	10,693,055
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,313,222
5.00%, 02/15/25 (PSF)	4,635	5,126,216
5.00%, 02/15/26 (PSF)	4,835	5,500,626
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,475	1,676,842
Series A, 5.00%, 02/15/24 (PSF)	8,000	8,587,998
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,103,734
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	3,785	4,067,775
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,083,629
Dallas Area Rapid Transit RB
5.00%, 12/01/31 (Call 12/01/29)	7,510	9,272,337
5.00%, 12/01/32 (Call 12/01/29)	5,000	6,165,757
5.00%, 12/01/33 (Call 12/01/29)	2,825	3,492,120
5.00%, 12/01/42 (PR 12/01/22)	3,330	3,434,612
5.25%, 12/01/28	250	307,391
5.25%, 12/01/29 (AMBAC)	1,050	1,318,161
Series A, 5.00%, 12/01/24	2,225	2,446,619
Series A, 5.00%, 12/01/25 (PR 12/01/24)	3,025	3,327,165
Series A, 5.00%, 12/01/46 (PR 12/01/25)	6,630	7,518,329
Series A, 5.00%, 12/01/48 (PR 12/01/25)	12,500	14,174,827
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	8,758,202
Series B, 4.00%, 12/01/51 (Call 12/01/30)	1,000	1,123,721
Series B, 5.00%, 12/01/47 (Call 12/01/30)	10,000	12,271,883
Dallas Fort Worth International Airport RB
4.00%, 11/01/34 (Call 11/01/30)	9,500	10,855,374
4.00%, 11/01/35 (Call 11/01/30)	2,000	2,274,579
4.00%, 11/01/45 (Call 11/01/30)	8,550	9,519,516
5.00%, 11/01/43 (Call 11/01/30)	14,035	16,932,732
Series A, 4.00%, 11/01/34 (Call 11/01/30)	250	285,668
Series A, 4.00%, 11/01/35 (Call 11/01/30)	5,085	5,783,117
Series A, 4.00%, 11/01/46 (Call 11/01/30)	2,600	2,888,969
Series A, 5.00%, 11/01/27	1,000	1,173,876
Series A, 5.00%, 11/01/30	1,000	1,236,968
Series A, 5.00%, 11/01/32 (Call 11/01/30)	1,000	1,236,179
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,035,927
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,537,759
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,063,297
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,230,773
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,069,306
5.00%, 08/15/28 (PR 08/15/22) (PSF)	1,000	1,019,762
5.00%, 08/15/29 (PR 08/15/22) (PSF)	500	509,881
Dallas Independent School District, GO, Series A, 5.00%, 02/15/28	21,400	25,576,850

Security	Par (000)	Value

Texas (continued)
Denton Independent School District GO
5.00%, 08/15/48 (Call 08/15/27) (PSF)	$3,500	$4,068,610
Series A, 4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,669,042
Series A, 5.00%, 08/15/40 (PR 08/15/25) (PSF)	2,000	2,238,256
Series A, 5.00%, 08/15/45 (PR 08/15/25) (PSF)	5,000	5,595,641
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,400,000
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,000,000
Fort Worth Independent School District GO
5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	3,857,002
5.00%, 02/15/43 (Call 02/15/27) (PSF)	5,000	5,766,609
Frisco Independent School District GO, 4.00%, 08/15/49 (Call 02/15/29) (PSF)	2,285	2,557,855
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,029,914
First Series, 4.00%, 10/01/45 (Call 04/01/30)	27,400	30,150,338
First Series, 4.00%, 10/01/49 (Call 04/01/30)	21,955	24,044,047
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,537,142
Series A, 5.00%, 10/01/38 (Call 04/01/28)	8,000	9,405,811
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	12,839,121
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	16,211,710
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,603,283
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,265,901
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,100	6,472,359
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,058,444
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,470	3,804,942
Series A, 5.00%, 10/01/23	5,000	5,310,095
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,387,326
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,578,436
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	4,884,429
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	538,851
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	564,403
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,510,311
Houston Community College System GOL
4.00%, 02/15/43 (PR 02/15/23)	5,000	5,149,347
5.00%, 02/15/33 (PR 02/15/23)	2,000	2,078,676
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,435,309
5.00%, 02/15/23 (PSF)	3,125	3,246,534
5.00%, 02/15/25 (PSF)	2,680	2,969,787
5.00%, 02/15/26 (PSF)	1,175	1,339,679
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,166,240
Series A, 5.00%, 02/15/25 (PSF)	2,385	2,642,889
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,557,894
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,134,779
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,655,381
Katy Independent School District GO, 4.00%, 02/15/48
(Call 02/15/28) (PSF)	3,650	4,042,193
Lamar Consolidated Independent School District GO, 4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,320,599
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,191,833
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,659,832
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	22,990	7,598,990
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,952,154
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	225,533

66	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	$4,940	$5,365,722
Series B, 5.00%, 08/15/25	2,535	2,849,509
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	6,817,077
Lower Colorado River Authority RB
5.00%, 05/15/22	4,000	4,036,492
5.00%, 05/15/25	1,000	1,107,180
5.00%, 05/15/28	1,000	1,185,542
5.00%, 05/15/39 (Call 05/15/30)	2,000	2,421,616
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,326,138
5.00%, 05/15/41 (Call 05/15/30)	3,500	4,225,265
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,157,618
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,420,254
5.00%, 05/15/46 (Call 05/15/30)	2,500	2,989,282
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	4,994,007
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	796,569
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	625,693
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	6,441,950
North Texas Tollway Authority RB
0.00%, 01/01/36 (AGC)(a)	18,500	13,103,944
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,667,179
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,157,034
First Series, 0.00%, 01/01/33 (AGC)(a)	11,450	8,883,128
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,229,495
Series A, 4.00%, 01/01/36 (Call 01/01/29)	8,300	9,355,267
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	5,779,155
Series A, 4.00%, 01/01/37 (Call 01/01/29)	7,000	7,881,223
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,014,824
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,227,697
Series A, 5.00%, 01/01/23	5,425	5,609,049
Series A, 5.00%, 01/01/24 (Call 01/01/23)	510	526,498
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,550	2,718,381
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,245	2,317,545
Series A, 5.00%, 01/01/26 (Call 01/01/24)	9,010	9,591,408
Series A, 5.00%, 01/01/27 (Call 01/01/24)	11,705	12,451,532
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,689,422
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,402,720
Series A, 5.00%, 01/01/32 (Call 01/01/25)	12,745	13,896,568
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,179,549
Series A, 5.00%, 01/01/34	10,500	13,906,952
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,152,053
Series A, 5.00%, 01/01/35	1,000	1,346,603
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,188,901
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,151,552
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,032,399
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,196,904
Series A, 5.00%, 01/01/38 (Call 01/01/29)	21,820	26,174,201
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,797,894
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	2,928,904
Series A, 5.00%, 01/01/43 (Call 01/01/28)	26,025	30,329,626
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,083,332
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	865,339
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	851,114
Series B, 3.00%, 01/01/46 (Call 01/01/31)	2,000	2,007,508
Series B, 4.00%, 01/01/36 (Call 01/01/31)	2,000	2,289,338
Series B, 4.00%, 01/01/39 (Call 01/01/31)	2,500	2,833,738
Series B, 4.00%, 01/01/40 (Call 01/01/31)	4,000	4,519,393

Security	Par (000)	Value

Texas (continued)
Series B, 4.00%, 01/01/41 (Call 01/01/31)	$1,150	$1,297,347
Series B, 5.00%, 01/01/24 (Call 01/01/23)	3,775	3,897,117
Series B, 5.00%, 01/01/26	1,250	1,409,342
Series B, 5.00%, 01/01/26 (Call 01/01/23)	160	165,102
Series B, 5.00%, 01/01/27	2,500	2,888,927
Series B, 5.00%, 01/01/28	3,850	4,549,012
Series B, 5.00%, 01/01/29	1,700	2,049,661
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	164,251
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,127,183
Series B, 5.00%, 01/01/31 (Call 01/01/26)	900	1,008,663
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,201,289
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	7,744,897
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,002,976
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,993,420
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	667,617
Series C, 6.75%, 09/01/45 (PR 09/01/31)	500	713,035
Series D, 0.00%, 01/01/31 (AGC)(a)	965	793,703
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,184,150
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,381,822
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.17%, 07/01/37 (Put 02/28/22)(b)(c)	15,000	15,000,000
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	2,934,065
Permanent University Fund-University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	5,030	5,281,392
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,722,778
Richardson Independent School District GO
4.00%, 02/15/46 (Call 02/15/30) (PSF)	2,000	2,294,150
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,154,304
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,728,313
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,890,670
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,036,043
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	4,916,640
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,686,774
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	6,569,670
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,521,945
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,682,673
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	368,254
5.00%, 05/15/27 (PR 05/15/22)	635	640,711
Series A, 4.00%, 05/15/51 (Call 05/15/31)	3,790	4,331,131
Series A, 5.00%, 05/15/48 (Call 05/15/28)	6,720	7,967,075
Series A, 5.00%, 05/15/50 (Call 05/15/30)	6,000	7,238,514
Series B, 4.00%, 05/15/40 (Call 05/15/25)	14,785	15,747,047
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,207,676
Series C, 4.00%, 05/15/50 (Call 05/15/30)	1,000	1,131,847
Series C, 5.00%, 05/15/33 (Call 11/15/26)	10,500	12,095,537
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,402,998
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,660	1,885,632
San Jacinto Community College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,354,821
State of Texas GO
4.00%, 10/01/31 (Call 04/01/24)	12,790	13,453,146
4.00%, 10/01/33 (PR 04/01/24)	1,200	1,269,584
5.00%, 10/01/22	3,675	3,766,327

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 10/01/23	$1,015	$1,078,445
5.00%, 10/01/24 (Call 04/01/24)	4,155	4,477,512
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,560,011
5.00%, 10/01/26 (PR 04/01/24)	1,025	1,105,442
5.00%, 04/01/27 (PR 04/01/24)	2,000	2,156,960
5.00%, 10/01/27 (Call 04/01/24)	3,250	3,493,899
5.00%, 04/01/28 (PR 04/01/24)	2,000	2,156,960
5.00%, 04/01/32 (Call 04/01/26)	2,300	2,618,008
5.00%, 04/01/35 (PR 04/01/24)	1,660	1,790,277
5.00%, 04/01/36 (PR 04/01/24)	1,000	1,078,480
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,394,433
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,264,227
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,129,210
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,110,944
Series A, 5.00%, 10/01/22	4,530	4,642,575
Series A, 5.00%, 10/01/23	14,465	15,369,175
Series A, 5.00%, 10/01/24	4,800	5,258,175
Series A, 5.00%, 10/01/26 (Call 10/01/24)	3,305	3,613,398
Series A, 5.00%, 10/01/26 (Call 10/01/25)	7,000	7,908,072
Series A, 5.00%, 04/01/27 (Call 04/01/26)	5,890	6,742,112
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,435	2,749,053
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,007,297
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,462,557
Series A, 5.00%, 10/01/28 (Call 10/01/25)	3,960	4,476,681
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,367,041
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,126,355
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,213,158
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,505,473
Series A, 5.00%, 10/01/36 (Call 10/01/25)	30,150	33,869,590
Series A, 5.00%, 04/01/42 (PR 04/01/22)	25,000	25,091,210
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,311,281
Series A, 5.00%, 10/01/44 (PR 10/01/24)	22,235	24,363,359
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	7,986,751
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	6,880,339
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,131,424
Tarrant Regional Water District Water Supply System Revenue RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,000,000
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,000,000
Texas A&M University RB, Series C, 5.00%, 05/15/22	3,815	3,849,804
Texas State University System RB
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,670	7,794,831
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,203,405
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(b)(c)	5,000	4,787,296
Texas Transportation Commission RB, 5.00%, 08/01/57 (Call 02/01/29)	1,750	1,948,352
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	2,170	2,224,699
First Series, 5.00%, 10/01/25	2,190	2,466,717
First Series, 5.00%, 10/01/26	2,905	3,360,037
Series A, 5.00%, 04/01/23	12,050	12,588,135
Series A, 5.00%, 04/01/24	9,600	10,347,216
Series A, 5.00%, 10/01/24	6,600	7,226,455
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,305	1,408,259
Series A, 5.00%, 10/01/25	3,210	3,615,599
Series A, 5.00%, 10/01/26	1,100	1,272,303
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	2,000	2,143,901

Security	Par (000)	Value

Texas (continued)
3.00%, 10/15/34 (Call 10/15/29)	$2,000	$2,140,277
3.00%, 10/15/39 (Call 10/15/29)	2,585	2,742,528
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,551,387
4.00%, 10/15/38 (Call 10/15/29)	1,490	1,725,433
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,701,250
4.00%, 10/15/49 (Call 10/15/29)	20,445	23,086,478
4.00%, 04/15/51 (Call 10/15/30)	11,000	12,526,640
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,123,259
5.00%, 10/15/26	3,310	3,837,171
5.25%, 10/15/46 (Call 10/15/26)	2,000	2,324,266
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	3,866,211
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,239,006
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,255,035
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,118,934
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,795,916
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,400,969
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,815,570
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,211,100
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,159,166
Series A, 5.00%, 04/15/24	5,890	6,355,063
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,188,102
Series A, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,127,208
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,126,830
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,180,415
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	997,853
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	9,740,800
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	2,936,353
Series B, 4.00%, 10/15/34 (Call 10/15/28)	3,000	3,437,758
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	7,918,742
Series B, 5.00%, 04/15/22	3,520	3,539,082
Series B, 5.00%, 10/15/22	2,585	2,653,722
Series B, 5.00%, 04/15/25	3,170	3,524,274
Series B, 5.00%, 04/15/30 (Call 10/15/28)	1,860	2,266,502
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,066,498
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,543,703
Series B, 5.00%, 04/15/49 (Call 10/15/28)	23,450	27,819,410
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,361,490
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,725,522
Waco Educational Finance Corp. RB, 4.00%, 03/01/51 (Call 03/01/31)	2,000	2,246,955
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,331,985

		1,988,149,302

Utah — 0.7%
Central Valley Water Reclamation Facility RB, Series C, 4.00%, 03/01/47 (Call 03/01/31)	2,000	2,278,733
City of Salt Lake City UT Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,187,624
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,304,681
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,677,320
5.00%, 07/01/22	4,100	4,160,251
5.00%, 07/01/23	3,525	3,714,177
5.00%, 07/01/24	3,225	3,508,473
5.00%, 07/01/25 (PR 01/01/25)	6,800	7,505,835
5.00%, 07/01/26	13,300	15,336,008
5.00%, 07/01/29 (Call 01/01/29)	4,000	4,882,479
5.00%, 07/01/30 (Call 01/01/29)	4,600	5,611,974

68	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
5.00%, 07/01/31 (Call 01/01/29)	$13,500	$16,473,552
Series B, 5.00%, 07/01/24	3,960	4,308,079
Series B, 5.00%, 07/01/26	6,560	7,564,226
Series B, 5.00%, 07/01/27	7,500	8,859,426
Series B, 5.00%, 07/01/28	1,470	1,778,450
Series B, 5.00%, 07/01/29 (Call 01/01/29)	1,600	1,952,991
University of Utah (The) RB
Series A, 4.00%, 08/01/51 (Call 08/01/31)	12,000	13,596,474
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	18,000	19,009,431
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	7,772,697
Series A, 5.00%, 06/15/24	5,505	5,973,790
Series A, 5.00%, 06/15/25	3,550	3,970,953
Series A, 5.00%, 06/15/26 (PR 06/15/25)	3,440	3,843,527
Series A, 5.00%, 06/15/27 (PR 06/15/25)	10,390	11,608,793
Series A, 5.00%, 06/15/28 (PR 06/15/25)	4,975	5,558,589
Series A, 5.00%, 06/15/29 (PR 06/15/25)	3,010	3,363,086
Series A, 5.00%, 06/15/38 (PR 06/15/25)	5,500	6,145,174

		177,946,793

Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,109,685

Virginia — 1.4%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	11,358,463
5.00%, 07/01/46 (Call 07/01/26)	21,350	23,535,337
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,649,616
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,339,542
City of Alexandria VA GO, Series A, 3.00%, 07/15/46 (Call 07/15/30)	1,000	1,043,604
City of Richmond VA Public Utility Revenue RB
5.00%, 01/15/30 (Call 01/15/26)	1,000	1,132,246
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,289,583
Series A, 4.00%, 01/15/50 (Call 01/15/30)	2,000	2,241,627
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,266,106
Series A, 5.00%, 01/15/43 (PR 01/15/23)	6,000	6,216,269
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	11,000	11,420,864
Series B, 5.00%, 06/01/22	1,135	1,147,598
Series B, 5.00%, 06/01/22 (ETM)	240	242,609
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,354,951
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	2,090	2,333,741
County of Arlington VA GO
4.00%, 06/15/34 (Call 06/15/29)	2,085	2,414,233
Series A, 5.00%, 08/01/22 (SAW)	1,110	1,130,285
County of Fairfax VA GO
Series A, 4.00%, 10/01/24	12,165	13,037,437
Series A, 4.00%, 10/01/24 (SAW)	8,000	8,573,736
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,560	8,360,872
Series A, 5.00%, 10/01/28	5,000	6,106,842
Series B, 5.00%, 10/01/22 (SAW)	4,020	4,121,331
Series B, 5.00%, 04/01/23 (SAW)	7,325	7,649,686
Series B, 5.00%, 10/01/24 (SAW)	3,550	3,894,569
County of Henrico VA GO, Series A, 5.00%, 08/01/28 (SAW)	1,260	1,528,055
Hampton Roads Transportation Accountability Commission RB
Series A, 4.00%, 07/01/45 (Call 07/01/30)	2,000	2,262,252
Series A, 4.00%, 07/01/60 (Call 07/01/30)	5,000	5,604,031

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 07/01/22	$8,000	$8,117,562
Series A, 5.00%, 07/01/39 (Call 07/01/30)	5,000	6,150,320
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	9,589,551
Series A, 5.00%, 07/01/48 (Call 01/01/28)	15,180	17,891,998
Series A, 5.00%, 07/01/50 (Call 07/01/30)	2,000	2,418,699
Series A, 5.00%, 07/01/60 (Call 07/01/30)	2,000	2,406,924
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	6,000	6,300,712
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	8,000	8,789,648
Series B, 5.00%, 09/01/49 (Call 09/01/29)	3,000	3,641,825
Virginia College Building Authority RB
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,212,688
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,187,952
Series A, 4.00%, 02/01/37 (Call 02/01/31)	2,120	2,455,675
Series C, 5.00%, 02/01/28	500	597,398
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,426,691
Series C, 5.00%, 02/01/30 (Call 02/01/29)	2,775	3,378,964
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,293,148
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,798,488
Series E, 5.00%, 02/01/25	3,825	4,227,933
Series E, 5.00%, 02/01/26	4,405	5,007,944
Series E, 5.00%, 02/01/28	1,000	1,194,797
Series E, 5.00%, 02/01/29 (Call 02/01/28)	5,000	5,966,949
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,815	2,159,013
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,215,814
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,517,131
4.00%, 05/15/42 (Call 05/15/27)	8,920	9,777,141
5.00%, 03/15/24	5,000	5,381,438
5.00%, 09/15/27	1,000	1,182,907
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,009,098
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,117,906
Series A, 4.00%, 05/15/36 (Call 11/15/27)	4,985	5,567,030
Series A, 5.00%, 05/15/26	4,375	5,005,688
Series A, 5.00%, 05/15/27	2,400	2,817,112
Series A, 5.00%, 05/15/30 (Call 11/15/27)	11,035	13,102,369
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,275	2,693,027
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	3,000	3,545,660
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,145	1,351,953
Series A-1, 5.00%, 08/01/24	2,650	2,888,618
Series A-1, 5.00%, 08/01/26	3,000	3,461,618
Series A-2, 4.00%, 08/01/34 (Call 08/01/31)	3,000	3,493,063
Series B, 5.00%, 08/01/23	7,030	7,423,216
Series B, 5.00%, 08/01/25	1,975	2,216,813
Series C, 4.00%, 08/01/25 (Call 08/01/24)	255	272,039
Series C, 4.00%, 08/01/26 (Call 08/01/24)	3,660	3,905,463
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	5,500	5,600,046
5.00%, 08/01/23 (Call 08/01/22)	15	15,247
5.00%, 08/01/23 (PR 08/01/22)	2,585	2,631,149
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,699,952
5.00%, 08/01/27 (Call 08/01/25)	5,000	5,605,060
5.00%, 08/01/28 (Call 08/01/25)	1,940	2,174,073

		345,140,995

Washington — 3.3%
Central Puget Sound Regional Transit Authority RB
Series S-1, 4.00%, 11/01/40 (Call 11/01/31)	3,000	3,509,881
Series S-1, 5.00%, 11/01/27	1,500	1,784,870
Series S-1, 5.00%, 11/01/28	1,500	1,823,717

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series S-1, 5.00%, 11/01/29 (PR 11/01/25)	$3,500	$3,952,834
Series S-1, 5.00%, 11/01/31 (PR 11/01/25)	1,250	1,411,726
Series S-1, 5.00%, 11/01/32 (Call 11/01/31)	3,000	3,846,406
Series S-1, 5.00%, 11/01/34 (Call 11/01/31)	3,000	3,819,465
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	5,460	6,166,421
Series S-1, 5.00%, 11/01/36 (Call 11/01/31)	3,000	3,810,736
Series S-1, 5.00%, 11/01/36 (PR 11/01/25)	4,500	5,082,215
Series S-1, 5.00%, 11/01/45 (PR 11/01/25)	17,300	19,538,293
Series S-1, 5.00%, 11/01/46	3,170	4,490,133
City of Seattle WA GOL
Series A, 5.00%, 06/01/24	6,355	6,887,703
Series A, 5.00%, 12/01/29	5,415	6,744,590
Series A, 5.00%, 12/01/30	7,860	9,981,126
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 09/01/44 (Call 09/01/24)	4,500	4,720,194
Series A, 4.00%, 07/01/41 (Call 07/01/31)	5,000	5,790,878
Series A, 4.00%, 07/01/43 (Call 07/01/31)	12,000	13,832,861
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,854,193
Series A, 4.00%, 07/01/47 (Call 07/01/31)	9,805	11,225,583
Series A, 4.00%, 07/01/51 (Call 07/01/31)	7,865	8,931,160
Series B, 5.00%, 02/01/25	4,430	4,893,983
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,426,185
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,026,760
Series A, 5.00%, 01/01/38 (Call 07/01/23)	4,400	4,613,316
County of King WA GOL
Series A, 4.00%, 01/01/25	3,950	4,251,660
Series A, 5.00%, 01/01/31	2,000	2,538,023
Series A, VRDN,0.06%, 01/01/46 (Put 02/28/22)(b)(c)	9,200	9,200,000
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (PR 01/01/25)	2,000	2,207,599
5.00%, 07/01/47 (PR 01/01/25)	10,000	11,037,993
Series A, 4.00%, 01/01/47 (Call 01/01/30)	3,385	3,798,204
Series A, 4.00%, 01/01/52 (Call 01/01/30)	2,000	2,229,931
Series A, VRDN,0.63%, 01/01/32 (Put 01/01/24)(b)(c)	2,000	1,971,883
Series B, 5.00%, 07/01/39 (PR 07/01/23)	3,000	3,159,359
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,359,775
Energy Northwest RB
5.00%, 07/01/23	8,000	8,429,338
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,234,547
5.00%, 07/01/28	2,400	2,890,727
5.00%, 07/01/40 (Call 07/01/31)	13,000	16,301,778
5.00%, 07/01/41 (Call 07/01/31)	2,000	2,504,054
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,138,612
Series A, 5.00%, 07/01/22	1,500	1,522,043
Series A, 5.00%, 07/01/23	1,000	1,053,667
Series A, 5.00%, 07/01/25	5,000	5,598,516
Series A, 5.00%, 07/01/26	3,000	3,451,056
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,236,436
Series A, 5.00%, 07/01/27	1,000	1,179,569
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,014,020
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,301,311
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,704,691
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	2,775,912
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,217,979
Series A, 5.00%, 07/01/35 (Call 07/01/30)	11,585	14,427,752
Series A, 5.00%, 07/01/36 (Call 07/01/30)	1,000	1,240,681
Series A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,433,423
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	8,913,531
Series A, 5.00%, 07/01/39 (Call 07/01/30)	500	614,170

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 07/01/25	$4,740	$5,307,393
Series C, 5.00%, 07/01/27	1,000	1,179,569
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	6,625,757
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,261,673
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	4,355	4,724,138
Series C-1, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,168,561
Series C-3, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,082,357
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,190,988
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,569,939
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (PR 12/01/25) (GTD)	2,000	2,264,050
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,524,883
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	2,958,273
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40 (Call 12/01/25)	1,000	1,116,095
Series A, 5.00%, 12/01/51 (Call 12/01/31)	5,000	6,206,359
Spokane County School District No. 81 Spokane GO, 4.00%, 12/01/39 (Call 06/01/31) (GTD)	2,000	2,330,771
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	1,060	1,075,326
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,529,685
Series 2020 A, 5.00%, 08/01/38 (Call 08/01/29)	1,500	1,832,474
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	2,000	2,439,333
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	2,345	2,835,434
Series A, 5.00%, 02/01/24	10,320	11,082,223
Series A, 5.00%, 02/01/27	12,270	14,346,684
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	2,950,515
Series A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,579,981
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,106,061
Series A, 5.00%, 08/01/37 (Call 08/01/30)	5,000	6,187,885
Series A, 5.00%, 08/01/37 (Call 08/01/31)	27,500	34,742,119
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,278,904
Series A, 5.00%, 08/01/39 (Call 08/01/30)	10,000	12,330,610
Series A, 5.00%, 08/01/40 (Call 08/01/30)	3,000	3,693,230
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	3,784,779
Series A, 5.00%, 08/01/44 (Call 08/01/30)	1,475	1,802,583
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	2,789,220
Series B, 5.00%, 07/01/22	655	664,692
Series B, 5.00%, 07/01/24	6,260	6,808,733
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,630,036
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,140,265
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,131,859
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	11,863,565
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,693,002
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,705	1,920,310
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,364,579
Series C, 5.00%, 02/01/26	7,875	8,965,817
Series C, 5.00%, 02/01/29	2,205	2,694,881
Series C, 5.00%, 02/01/30	9,840	12,271,686
Series C, 5.00%, 02/01/31	13,900	17,666,149
Series C, 5.00%, 02/01/38 (Call 02/01/31)	9,780	12,206,420
Series C, 5.00%, 02/01/39 (Call 02/01/28)	1,000	1,180,026
Series C, 5.00%, 02/01/40 (Call 02/01/30)	5,000	6,091,998
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,637,336
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,175,690
Series C, 5.00%, 02/01/42 (Call 02/01/30)	15,000	18,217,468
Series C, 5.00%, 02/01/42 (Call 02/01/31)	1,500	1,858,834

70	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Series C, 5.00%, 02/01/46 (Call 02/01/31)	$2,000	$2,458,075
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	8,726,715
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	961,327
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	2,902,459
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	1,950,269
Series F, 5.00%, 06/01/24	5,575	6,047,510
Series R, 4.00%, 02/01/38 (Call 02/01/32)	4,600	5,399,357
Series R, 5.00%, 02/01/25	4,555	5,037,594
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,950	4,007,113
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,170	1,186,917
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	15,510	15,733,735
Series R-2012D, 5.00%, 07/01/25 (Call 07/01/22)	2,000	2,028,918
Series R-2015, 5.00%, 07/01/23	6,600	6,955,107
Series R-2015, 5.00%, 07/01/24	3,245	3,529,447
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,647,333
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	6,455	7,083,357
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,443,825
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	2,220	2,432,862
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,456,742
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,191,767
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,647,333
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,290,279
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	4,815,126
Series R-2017A, 5.00%, 08/01/22	1,235	1,257,673
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,461,516
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	3,000	3,416,044
Series R-2018C, 5.00%, 08/01/24	2,635	2,873,587
Series R-2018-C, 5.00%, 08/01/26	5,330	6,152,616
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,670	1,973,751
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	6,400	7,564,075
Series R-2018D, 5.00%, 08/01/34 (Call 08/01/27)	7,000	8,158,218
Series R-2018D, 5.00%, 08/01/35 (Call 08/01/27)	3,000	3,494,694
Series R-2018-D, 5.00%, 08/01/27	1,025	1,213,192
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,325	1,566,000
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,508,201
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	5,410	6,314,263
Series R-2020C, 5.00%, 07/01/25	2,500	2,799,258
Series R-2020D, 5.00%, 07/01/23	12,000	12,645,649
Series R-2020D, 5.00%, 07/01/25	16,550	18,531,090
Series R-2021A, 5.00%, 06/01/40 (Call 06/01/30)	1,955	2,398,495
Series R-2021C, 5.00%, 08/01/22	17,015	17,327,380
Series R-2021C, 5.00%, 08/01/23	10,000	10,568,073
Series R-C, 5.00%, 07/01/23	1,395	1,470,057
Series R-C, 5.00%, 07/01/25 (Call 07/01/23)	800	841,402
Series-R-2020D, 5.00%, 07/01/22	2,165	2,197,034
Series-R-2020D, 5.00%, 07/01/26	14,275	16,440,757
State of Washington RB
Series C, 5.00%, 09/01/22	1,120	1,143,845
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,025	2,141,978
Series F, 5.00%, 09/01/22	1,215	1,240,868
Series F, 5.00%, 09/01/24 (Call 09/01/22)	5,400	5,512,784
University of Washington RB, Series A, 5.00%, 07/01/41 (PR 07/01/22)	1,000	1,014,560
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,252,647

		791,597,541

West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/39 (Call 06/01/31)	5,320	6,671,809
Series A, 5.00%, 12/01/43 (Call 06/01/29)	2,750	3,322,152

Security	Par (000)	Value

West Virginia (continued)
Series B, 4.00%, 06/01/42 (Call 06/01/28)	$1,200	$1,348,529
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,369,441
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,393,205
West Virginia Parkways Authority RB
4.00%, 06/01/51 (Call 06/01/31)	1,755	1,967,762
5.00%, 06/01/43 (Call 06/01/28)	3,500	4,142,625
5.00%, 06/01/47 (Call 06/01/31)	3,500	4,273,873

		27,489,396

Wisconsin — 0.8%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 4.00%, 06/01/35 (Call 06/01/30)	3,465	4,017,448
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,750	1,944,682
5.00%, 11/01/28 (Call 05/01/27)	6,460	7,568,803
5.00%, 11/01/31 (Call 05/01/27)	6,530	7,633,129
Series 1, 5.00%, 05/01/22	1,890	1,903,738
Series 1, 5.00%, 11/01/23	10,425	11,092,050
Series 1, 5.00%, 05/01/30	2,500	3,128,650
Series 2, 5.00%, 11/01/22	12,285	12,626,672
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	4,190	4,220,808
Series 2, 5.00%, 11/01/24	10,000	10,979,722
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,140	1,148,381
Series 2, 5.00%, 11/01/25	1,475	1,665,837
Series 2, 5.00%, 11/01/26	3,040	3,526,811
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	9,071,043
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,284,187
Series 2021-2, 5.00%, 05/01/28	1,000	1,201,425
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	2,020	2,233,963
Series 3, 5.00%, 11/01/22	5,410	5,560,464
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,372,860
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	946,397
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	4,270	4,687,160
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	6,966,855
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,737,335
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,514,295
Series A, 4.00%, 05/01/39 (Call 05/01/28)	9,635	10,830,858
Series B, 4.00%, 05/01/40 (Call 05/01/29)	15,085	17,140,870
Series B, 4.00%, 05/01/41 (Call 05/01/29)	5,000	5,674,187
Series B, 5.00%, 05/01/31 (Call 05/01/29)	12,540	15,339,339
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	8,286,450
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,362,408
State of Wisconsin RB
Series A, 5.00%, 05/01/22	3,000	3,022,260
Series A, 5.00%, 05/01/29 (Call 05/01/27)	2,000	2,338,947
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,014,695
Series 1, 5.00%, 07/01/27	1,000	1,178,445
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,356,890
Series 2, 5.00%, 07/01/23	3,750	3,950,738
Series 2, 5.00%, 07/01/23 (PR 07/01/22)	5,360	5,438,042
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,644,499
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,539,681

		200,151,024

Total Municipal Debt Obligations — 98.6% (Cost: $23,750,346,490)		23,854,599,716

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2022	iShares® National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.09%(d)(e)	126,938	$126,937,924

Total Short-Term Investments — 0.5% (Cost: $126,918,251)		126,937,924

Total Investments in Securities — 99.1% (Cost: $23,877,264,741)		23,981,537,640

Other Assets, Less Liabilities — 0.9%		206,662,001

Net Assets — 100.0%		$24,188,199,641

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$343,379,379	$—	$(216,399,151	)(a)	$(32,408)	$(9,896)	$126,937,924	126,938	$35,538	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$23,854,599,716	$—	$23,854,599,716
Money Market Funds	126,937,924	—	—	126,937,924

	$126,937,924	$23,854,599,716	$—	$23,981,537,640

See notes to financial statements.

72	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

New York — 98.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,280,482
Series A, 5.00%, 11/01/22	365	375,350
Series A, 5.00%, 11/01/23	200	213,037
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,017,253
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	532,593
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	106,519
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,214,360
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,234,257
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,230,358
Buffalo Municipal Water Finance Authority RB, 4.00%, 07/01/51 (Call 07/01/29) (AGM)	380	422,483
City of New York NY GO
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,807,296
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,660,124
Series 1, 5.00%, 08/01/23	250	263,947
Series 2015-A, 5.00%, 08/01/22	500	508,990
Series 2015-A, 5.00%, 08/01/23	400	422,315
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	280,520
Series A, 5.00%, 08/01/27	1,255	1,477,547
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,178,466
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,278,508
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	1,018,901
Series A-1, 5.00%, 08/01/27 (Call 03/31/22)	85	85,298
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	512,426
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	570,026
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	566,835
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	956,548
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	374,538
Series B, 5.00%, 08/01/22	845	860,192
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,121,387
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	649,338
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	284,380
Series C, 5.00%, 08/01/22	475	483,540
Series C, 5.00%, 08/01/23	500	527,894
Series C, 5.00%, 08/01/26	1,000	1,150,630
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,495,532
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	565,784
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	748,841
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	274,751
Series C-1, 5.00%, 08/01/27	500	588,664
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	599,528
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,108,814
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,572,497
Series D-1, 5.00%, 10/01/30 (Call 03/31/22)	280	280,978
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,353,207
Series E, 5.00%, 08/01/23	740	781,284
Series E, 5.00%, 08/01/24	470	511,733
Series E, 5.00%, 08/01/26	500	575,315
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	439,016
Series F, 5.00%, 08/01/31 (Call 03/31/22)	250	250,873
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	364,304
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	554,098
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,193
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	514,977
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	582,243
Series F-3, 5.00%, 12/01/25	500	565,621
Series G-1, 5.00%, 04/01/22	500	501,816

Security	Par (000)	Value

New York (continued)
Series G-1, 5.00%, 04/01/26 (PR 04/01/22)	$1,000	$1,003,648
Series G-1, 5.00%, 04/01/27 (PR 04/01/22)	250	250,912
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,016,490
Series I, 5.00%, 08/01/27 (PR 08/01/22)	725	738,096
Series J, 5.00%, 08/01/23	1,000	1,055,789
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,195,202
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,086,548
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	570,307
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,265,596
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,850,623
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	339,359
Series C, 5.00%, 10/01/23 (BAM)	335	355,340
County of Albany NY GOL
4.00%, 04/01/29 (Call 04/01/26)	125	136,937
5.00%, 04/01/22	1,225	1,229,469
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,484,165
5.00%, 06/01/24 (AGM)	565	610,393
Series B, 5.00%, 06/01/26 (AGM)	250	284,941
County of Nassau NY GOL
Series B, 5.00%, 04/01/23	200	208,378
Series B, 5.00%, 10/01/24	1,000	1,091,711
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,194,315
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	519,017
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,198,686
Series C, 5.00%, 10/01/27	975	1,147,654
County of Rockland NY GOL, Series A, 5.00%, 03/01/22 (AGM)	1,000	1,000,000
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,771,362
County of Westchester NY GOL
5.00%, 12/15/23	150	160,418
5.00%, 10/15/28	2,000	2,439,169
Series A, 5.00%, 01/01/23	900	931,452
Series A, 5.00%, 01/01/24	365	390,753
Series A, 5.00%, 12/01/24	1,000	1,101,888
Series A, 5.00%, 10/15/28	1,000	1,219,585
Series B, 5.00%, 11/15/24	125	137,548
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	866,504
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	521,069
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	152,074
Series D, 5.00%, 09/01/39 (Call 09/01/27)	350	409,429
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	221,625
5.00%, 05/01/27 (SAW)	500	586,907
5.00%, 05/01/29 (SAW)	1,000	1,226,249
Series A, 5.00%, 05/01/23 (SAW)	500	523,299
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	800,779
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,992,166
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,167,280
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,922,631
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,104,076
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,292,392
Series A, 5.00%, 02/15/23	375	389,694
Series A, 5.00%, 02/15/25	200	221,811

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/26	$200	$228,445
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	467,121
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	116,572
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	581,303
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,621,856
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,502,709
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	575,379
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	229,845
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	229,232
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	743,020
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	1,142,133
5.00%, 09/01/24	1,310	1,431,023
5.00%, 09/01/25	700	787,357
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,644,940
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,757,570
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,401,394
5.00%, 09/01/38 (Call 09/01/28)	250	296,931
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,230,706
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	2,035,615
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	1,040,500
Series A, 5.00%, 09/01/30	500	625,668
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	271,805
Series A, 5.00%, 09/01/37 (Call 09/01/22)	425	433,511
Series A, 5.00%, 09/01/37 (PR 09/01/22)	595	607,728
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,614,984
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	255,007
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,104,210
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	567,019
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	829,229
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	80	79,386
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	600	603,512
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	702,108
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	257,377
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	869,859
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	335,565
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,245,291
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,191,792
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,623,738
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	374,631
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	1,065,187
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,444,876
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	366,980
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,108,313
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	222,793
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	568,170
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	370,911
Series B, 5.00%, 11/15/22	600	616,752
Series B, 5.00%, 11/15/24	500	548,584
Series B, 5.00%, 11/15/25	250	279,383
Series B, 5.00%, 11/15/26	750	856,033
Series B, 5.00%, 11/15/28	1,005	1,186,510
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	423,933
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,135,404
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,164,911
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,170,511
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	714,163
Series C, 5.00%, 11/15/22	260	267,259
Series C, 5.00%, 11/15/22 (ETM)	150	154,469

Security	Par (000)	Value

New York (continued)
Series C, 5.00%, 11/15/40 (Call 11/15/29)	$500	$581,465
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	282,092
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	231,704
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,244,373
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,149,427
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	545,703
Series C-1, 5.00%, 11/15/25	200	223,507
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	384,901
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,378,402
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,166,443
Series C-2, 0.00%, 11/15/27(c)	1,000	884,991
Series C-2, 0.00%, 11/15/29(c)	1,000	835,141
Series C-2, 0.00%, 11/15/39(c)	245	145,656
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	254,487
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,329,338
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,262,510
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	512,894
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	912,951
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	561,246
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	262,904
Series D-1, 5.00%, 11/01/22	250	256,625
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	965,767
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	1,069,870
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	106,819
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	462,750
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	92,321
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	540,643
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	256,447
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	563,794
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	1,106,457
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,695,160
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,046,351
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,188,060
Series A, 4.00%, 11/15/33 (Call 05/15/31)	1,000	1,180,309
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	170,094
Series A, 5.00%, 11/15/22	1,670	1,719,759
Series A, 5.00%, 11/15/24	1,000	1,100,665
Series A, 5.00%, 11/15/29	500	622,622
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	638,710
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	388,048
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	685,723
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,955,014
Series A, 5.00%, 10/01/24	100	109,679
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	665,910
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/25	225	251,064
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,584,469
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	211,578
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	345,252
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	746,235
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	624,876
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	553,160

74	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	$500	$552,782
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	414,272
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	601,008
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	601,008
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/23	325	345,963
5.00%, 05/01/32 (Call 05/01/26)	500	567,362
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,465,734
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,231,498
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,124,840
Series A-1, 5.00%, 08/01/24	500	545,273
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	369,172
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	352,642
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,112,156
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,186,477
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	371,317
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	423,748
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,163,215
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,105,291
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	437,403
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	513,906
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	282,648
Series B-1, 3.00%, 08/01/41 (Call 08/01/31)	2,000	2,012,702
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,068,112
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,359,514
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	223,008
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	562,971
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	542,900
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	224,807
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	960,713
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,247,811
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,166,584
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,120	1,329,909
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,137,425
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,611,717
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	865,522
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,154,286
Series C, 5.00%, 11/01/24	950	1,044,126
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,392,762
Series C, 5.00%, 11/01/26	115	133,472
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,015,754
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	511,173
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	563,543
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,166,771
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,114,914
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,661,256
Series C-1, 5.00%, 05/01/23	500	523,479
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,193,318
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	847,456
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	562,134
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,729,210
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,032,216
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	229,951
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	559,313
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,529,376
Series E-1, 5.00%, 02/01/42 (Call 03/31/22)	250	250,869
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,554,360
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,161,924
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,331,328

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	$1,000	$1,157,100
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	674,758
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	338,211
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,210,462
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	599,284
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	598,005
New York City Water & Sewer System RB
4.00%, 06/15/50 (Call 06/15/30)	1,000	1,109,096
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,012,636
Series AA, 4.00%, 06/15/24	420	445,836
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,623,089
Series AA, 5.00%, 06/15/24	250	270,994
Series AA, 5.00%, 06/15/27	1,000	1,176,089
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	408,537
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	204,171
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	551,635
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	474,952
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	723,347
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,236,531
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	583,890
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	387,304
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	346,834
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	275,055
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,073,402
Series CC-2, 5.00%, 06/15/25	805	898,250
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,081,850
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,265,005
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	530,014
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,792,927
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	539,042
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,701,116
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	554,548
Series DD-1, 5.00%, 06/15/30	500	625,871
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	516,896
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	534,451
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	566,230
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	560,984
Series EE, 5.00%, 06/15/31	690	879,155
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	506,318
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	582,513
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	353,231
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	504,282
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,265,759
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,266,519
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	555,361
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,678,395
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,205,810
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	278,147
Series A, 0.00%, 11/15/48(c)	500	196,833
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	568,202
New York Liberty Development Corp. RB, 4.00%, 02/15/43 (Call 02/15/30)	500	552,582
New York Power Authority RB
Series A, 4.00%, 11/15/50 (Call 05/15/30)	1,500	1,663,335
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,104,999
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	880,889
Series A, 5.00%, 11/15/22	725	746,602

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Dormitory Authority RB
3.00%, 07/01/45 (Call 07/01/32)	$750	$745,778
4.00%, 03/15/46 (Call 03/15/32)	1,000	1,124,743
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,096,288
4.00%, 03/15/47 (Call 09/15/30)	2,500	2,772,820
5.00%, 07/01/28	1,000	1,201,800
5.00%, 03/15/29 (Call 09/15/25)	315	352,154
5.00%, 05/15/30 (Call 05/15/22)	1,000	1,008,853
5.00%, 03/15/31	2,500	3,158,362
5.00%, 07/01/45 (Call 07/01/25)	100	109,999
Series 1, 5.50%, 07/01/40 (AMBAC)	400	565,993
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,220,310
Series A, 4.00%, 03/15/37 (Call 03/15/31)	2,000	2,269,423
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	553,648
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	555,379
Series A, 5.00%, 03/15/24	1,335	1,437,125
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	258,388
Series A, 5.00%, 05/15/25 (Call 05/15/22)	500	504,427
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,033,551
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	380,806
Series A, 5.00%, 07/01/26	1,125	1,291,082
Series A, 5.00%, 10/01/26	255	296,295
Series A, 5.00%, 10/01/27	500	595,888
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	375,355
Series A, 5.00%, 10/01/28	500	609,282
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	594,292
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,066,266
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	766,257
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	441,218
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	516,695
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,103,045
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	364,441
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,713,790
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	572,436
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	355,044
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,242,279
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,216,231
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	550,896
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,430,143
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,837,134
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	575,123
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,078,676
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,242,025
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,212,982
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,760	1,785,626
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	521,225
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,208,446
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	567,351
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,207,508
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	402,603
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	281,376
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	519,669
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,079,448
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	532,922
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	120,454
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	283,734
Series A, 5.00%, 10/01/47	300	430,500
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	587,078
Series A, 5.00%, 10/01/48	500	720,498
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	594,207

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 10/01/50	$310	$452,024
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	888,139
Series A-2, 5.00%, 10/01/46	225	321,538
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	806,195
Series B, 5.00%, 10/01/22	125	128,143
Series B, 5.00%, 10/01/23	800	850,006
Series B, 5.00%, 10/01/24	190	208,289
Series B, 5.00%, 10/01/25	2,100	2,373,209
Series B, 5.00%, 02/15/26	670	761,684
Series B, 5.00%, 02/15/27	420	490,039
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	584,001
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,100,475
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	876,935
Series B, 5.00%, 03/15/31 (Call 03/31/22)	1,050	1,053,865
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	549,780
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,164,152
Series B, 5.00%, 03/15/34 (Call 03/31/22)	440	441,594
Series B, 5.00%, 03/15/35 (Call 03/31/22)	500	501,799
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	580,948
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	549,172
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,191,539
Series B, 5.00%, 03/15/42 (Call 03/31/22)	1,175	1,179,093
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,157,961
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	599,839
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	560,533
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	536,466
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,181,507
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	590,072
Series C, 5.50%, 07/01/23 (NPFGC)	135	140,046
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,409,602
Series D, 5.00%, 02/15/23	200	207,770
Series D, 5.00%, 02/15/25	1,400	1,548,987
Series D, 5.00%, 02/15/28	1,000	1,192,670
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	229,153
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	435,056
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	2,266,920
Series E, 5.00%, 02/15/23	500	519,738
Series E, 5.00%, 02/15/24	1,000	1,074,709
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,118,316
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	409,561
New York State Environmental Facilities Corp. RB
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,240,098
4.00%, 08/15/46 (Call 02/15/32)	1,000	1,142,697
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,873,454
5.00%, 05/15/23	665	697,332
5.00%, 03/15/24	280	301,478
5.00%, 08/15/31	300	385,553
5.00%, 06/15/35 (Call 06/15/28)	365	441,543
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	524,876
Series A, 5.00%, 06/15/22	375	379,761
Series A, 5.00%, 06/15/23	460	483,757
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	647,454
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	648,387
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	331,268
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	233,336
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,132,458
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	604,698
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	960,940
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,442,380
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	563,422

76	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 06/15/24	$250	$271,408
Series B, 5.00%, 06/15/28	500	604,311
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,197,141
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,025,507
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,457,310
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,149,742
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	531,820
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,505,151
New York State Thruway Authority RB
4.00%, 03/15/52 (Call 03/15/31)	775	859,129
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	617,762
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	112,827
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	558,398
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	666,783
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,110,119
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,709,357
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	1,102,633
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,655,303
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,082,963
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	138,878
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	106,735
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,100,824
Series K, 5.00%, 01/01/24	215	229,642
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	509,450
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	273,752
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	371,709
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	546,147
Series L, 5.00%, 01/01/24	500	534,051
Series L, 5.00%, 01/01/25	200	220,113
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	941,825
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	493,426
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,341,393
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	1,106,400
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	555,957
4.00%, 03/15/49 (Call 09/15/30)	1,000	1,106,373
5.00%, 03/15/23	750	781,985
5.00%, 03/15/31 (Call 09/15/30)	500	626,284
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,459,227
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,207,476
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,127,009
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,125,133
Series A, 5.00%, 03/15/22	825	826,359
Series A, 5.00%, 03/15/25	350	388,048
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	176,744
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	839,837
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	454,092
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	585,114
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	391,411
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	227,046
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,445,455
Series A-1, 5.00%, 03/15/22	400	400,659
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	600	624,763
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	541,458
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	248,864
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	728,891
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	682,029
Series C-1, 5.00%, 03/15/27	285	332,912

Security	Par (000)	Value

New York (continued)
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	$500	$592,037
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,041,272
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,128,628
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	104,127
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,379,678
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	551,690
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,210,362
5.00%, 12/01/40 (Call 12/01/29)	500	605,070
5.00%, 12/01/43 (Call 12/01/29)	500	603,095
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	1,027,510
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	418,319
4.00%, 06/15/44 (Call 06/15/24)	250	260,878
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,099,550
5.00%, 07/15/24	125	135,972
5.00%, 07/15/25	750	840,205
5.00%, 07/15/29	520	639,910
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,231,949
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,236,562
5.00%, 07/15/33 (Call 07/15/30)	500	620,509
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,229,289
5.00%, 09/01/34 (Call 09/01/24)	250	271,870
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	821,246
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	252,045
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	171,387
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	434,477
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,120,057
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,116,315
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	553,883
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,131,596
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	575,007
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	571,154
Series 205, 5.00%, 11/15/25	1,000	1,130,996
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	599,755
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,664,159
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,652,392
Series 5, 5.38%, 03/01/28	415	469,796
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	487,592
Series A, 5.00%, 10/15/23	300	319,009
Series A, 5.00%, 10/15/24	1,890	2,073,590
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,228,794
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,565,697
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,722,506
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,579,878
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,519,535
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	206,192
Series A, 5.00%, 02/15/23	100	103,967
Series A, 5.00%, 03/01/23	1,000	1,041,379
Series A, 5.00%, 03/01/24	810	871,867
Series A, 5.00%, 02/15/25	1,000	1,108,437
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	312,260
Series A, 5.00%, 03/15/27	500	587,505
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	385,121
Series A, 5.00%, 03/15/31	500	640,298
Series C, 5.00%, 04/15/22	1,250	1,256,806
Serise A, 5.00%, 03/15/22	305	305,505

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2022	iShares® New York Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	$1,000	$1,079,634
5.00%, 06/01/24	275	298,500
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	537,508
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,918,013
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	16,268
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	626,364
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	552,701
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	581,499
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	151,050
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,650,056
4.00%, 03/15/28 (Call 03/15/24)	250	263,747
5.00%, 03/15/22	100	100,165
5.00%, 05/01/27 (Call 05/01/25)	600	669,120
Series C, 5.00%, 01/15/23	2,000	2,072,850
Town of Hempstead NY GOL
5.00%, 06/15/28	1,000	1,205,958
Series A, 5.00%, 06/15/22	1,950	1,974,584
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,429,821
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,860,111
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	1,125,526
5.00%, 11/15/34 (Call 05/15/27)	225	262,509
5.00%, 11/15/43 (Call 05/15/29)	665	796,136
5.00%, 05/15/52	250	361,497
Series A, 0.00%, 11/15/30(c)	445	358,827
Series A, 0.00%, 11/15/32(c)	200	151,279
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	2,316,621
Series A, 5.00%, 11/15/22	150	154,429
Series A, 5.00%, 11/15/23	245	261,289
Series A, 5.00%, 11/15/24	1,355	1,488,357
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	303,706
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	523,322
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	275,311
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	588,624
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,538,599
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	761,234
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	607,142
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	1,035,898
Series A-2, VRDN, 2.00%, 05/15/45Put(a)(b)	1,215	1,225,527
Series B, 0.00%, 11/15/32(c)	700	535,101
Series B, 5.00%, 11/15/22	500	514,873
Series B, 5.00%, 11/15/24	250	274,605
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	668,587
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	730,150
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	426,719
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,166,707
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	379,180

Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.00%, 11/15/37 (Call 05/15/27)	$1,685	$1,964,986
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	291,405
Series C-1, 5.00%, 11/15/25	1,000	1,129,448
Series C-1, 5.00%, 11/15/26	1,000	1,159,331
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,226,582
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	144,306
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	722,191
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,288,431
5.00%, 12/15/33 (Call 12/15/25)	400	451,720
5.00%, 12/15/35 (Call 12/15/25)	600	676,398
5.00%, 12/15/36 (Call 12/15/25)	150	168,864
5.00%, 12/15/37 (Call 12/15/25)	750	843,141
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,410,036
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,760,743
5.00%, 12/15/41 (Call 12/15/27)	255	299,020
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	425,668
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	670,606
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,332,907
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	799,469
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,064,673
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,055,708
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,416,674

		533,894,072

Total Municipal Debt Obligations — 98.1% (Cost: $529,651,815)		533,894,072

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(d)(e)	5,380	5,380,325

Total Short-Term Investments — 1.0% (Cost: $5,380,325)		5,380,325

Total Investments in Securities — 99.1% (Cost: $535,032,140)		539,274,397

Other Assets, Less Liabilities — 0.9%		4,827,081

Net Assets — 100.0%		$544,101,478

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

78	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares New York Muni Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$1,967,023	$3,413,302	(a)	$—	$—	$—	$5,380,325	5,380	$163	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$533,894,072	$—	$533,894,072
Money Market Funds	5,380,325	—	—	5,380,325

	$5,380,325	$533,894,072	$—	$539,274,397

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/22	$505	$515,854
5.00%, 09/01/23 (PR 09/01/22)	2,605	2,660,989
5.00%, 09/01/24 (PR 09/01/22)	25	25,537
5.00%, 09/01/26 (PR 09/01/22)	90	91,934
5.00%, 09/01/30 (PR 09/01/24)	6,000	6,557,411
Series A, 5.00%, 09/01/22	3,090	3,156,414
Series A, 5.00%, 09/01/36 (PR 09/01/26)	11,255	13,032,125
Series B, 5.00%, 09/01/23	160	169,440
Series B, 5.00%, 09/01/24	495	540,986
Series B, 5.00%, 09/01/25	750	844,420
Alabama Highway Finance Corp., Series A, 4.00%, 08/01/22	490	496,891
Alabama Public School & College Authority RB, Series B, 5.00%, 01/01/24	9,990	10,687,308
Alabama Public School and College Authority RB
Series A, 5.00%, 11/01/22	130	133,642
Series A, 5.00%, 11/01/23	2,115	2,251,055
Series A, 5.00%, 11/01/24	1,155	1,268,158
Series A, 5.00%, 11/01/25	5,600	6,326,679
Series B, 5.00%, 01/01/23	1,915	1,981,271
Series B, 5.00%, 01/01/25 (Call 07/01/24)	1,155	1,253,736
Series B, 5.00%, 01/01/26 (Call 07/01/24)	1,600	1,734,849
Auburn University RB, Series A, 5.00%, 06/01/23	125	131,249
State of Alabama GO, Series A, 5.00%, 08/01/22	1,000	1,018,275

		54,878,223

Alaska — 0.1%
Municipality of Anchorage AK GO, Series D, 4.00%, 09/01/22	3,825	3,887,677
State of Alaska GO, Series B, 5.00%, 08/01/23	200	211,274

		4,098,951

Arizona — 1.9%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	540	587,335
5.00%, 07/01/25 (Call 07/01/24)	80	86,858
5.00%, 07/01/26 (Call 07/01/24)	370	401,451
Series A, 5.00%, 07/01/22	350	355,049
Series A, 5.00%, 07/01/23 (PR 07/01/22)	250	253,598
Series A, 5.00%, 07/01/24 (PR 07/01/22)	45	45,649
Series A, 5.00%, 07/01/25 (PR 07/01/22)	8,015	8,130,618
Series A, 5.00%, 07/01/33 (PR 07/01/22)	8,790	8,916,798
Arizona Transportation Board RB
5.00%, 07/01/22	9,255	9,388,817
5.00%, 07/01/23	260	273,704
5.00%, 07/01/24	4,255	4,627,981
5.00%, 07/01/25	6,780	7,603,384
Series A, 5.00%, 07/01/22	645	654,326
Series A, 5.00%, 07/01/23	1,325	1,394,840
Series A, 5.00%, 07/01/24	4,130	4,492,023
Series A, 5.00%, 07/01/25	135	151,395
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/23	1,220	1,295,663
Series A, 5.00%, 10/01/24	430	471,160
City of Chandler AZ GO, 5.00%, 07/01/24	4,000	4,346,764
City of Chandler AZ GOL, 5.00%, 07/01/24	4,020	4,368,497
City of Phoenix AZ GO 4.00%, 07/01/22	475	480,414

Security	Par (000)	Value

Arizona (continued)
4.00%, 07/01/23	$9,160	$9,525,796
4.00%, 07/01/24	620	658,514
5.00%, 07/01/23	225	236,952
5.00%, 07/01/24	400	434,001
City of Phoenix Civic Improvement Corp. RB
Series B, 5.00%, 07/01/22	980	994,368
Series B, 5.00%, 07/01/23	490	516,230
Series B, 5.00%, 07/01/24	2,335	2,537,423
County of Maricopa AZ COP, 5.00%, 07/01/22	765	775,958
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	650	659,486
Maricopa County Community College District GO, 5.00%, 07/01/23	2,580	2,717,755
Maricopa County Unified School District No. 80 Chandler GO, Series B, 5.00%, 07/01/23	1,000	1,053,530
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,330	2,410,830
5.00%, 01/01/24	3,450	3,694,072
5.00%, 01/01/25	625	689,875
5.00%, 01/01/26	355	403,516
Series A, 5.00%, 01/01/23	2,570	2,659,156
Series A, 5.00%, 01/01/24	13,695	14,663,858
Series A, 5.00%, 01/01/25	9,410	10,386,753
Series A, 5.00%, 01/01/26	9,400	10,684,661
Series A, 5.00%, 01/01/27	13,745	16,064,430
Series E, 5.00%, 01/01/24	2,970	3,180,114
State of Arizona COP, Series A, 5.00%, 10/01/22	225	230,592
University of Arizona (The) RB, Series A, 5.00%, 06/01/26 (Call 06/01/25)	975	1,087,387

		144,591,581

Arkansas — 0.5%
State of Arkansas GO
4.25%, 06/01/23	300	312,368
5.00%, 06/15/22	32,075	32,485,939
5.00%, 06/15/23	7,685	8,083,931

		40,882,238

California — 12.4%
Alameda County Transportation Commission RB, 4.00%, 03/01/22	445	445,000
Bay Area Toll Authority RB
VRDN,2.00%, 04/01/53 (Put 04/01/24)(a)(b)	3,000	3,023,173
VRDN,2.63%, 04/01/45 (Put 10/01/25)(a)(b)	860	888,991
Series F-1, 5.00%, 04/01/22	450	451,660
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	2,295	2,303,373
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	10,675	11,512,773
Series S-4, 5.00%, 04/01/30 (PR 04/01/23)	1,050	1,096,309
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	10,090	10,535,009
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	4,810	5,035,041
California Educational Facilities Authority RB
Series C, 5.25%, 10/01/24	8,140	8,972,896
Series T-5, 5.00%, 03/15/23	2,255	2,351,406
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/22	3,305	3,386,741
5.00%, 10/01/23	1,540	1,635,008
5.00%, 10/01/24	1,525	1,670,566
California State Public Works Board RB
5.00%, 05/01/25	1,055	1,172,018
Series A, 5.00%, 04/01/22	480	481,751

80	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 5.00%, 04/01/24 (Call 04/01/22)	$515	$516,879
Series A, 5.00%, 09/01/24	265	288,797
Series A, 5.00%, 04/01/25 (Call 04/01/22)	195	195,711
Series A, 5.00%, 09/01/25 (Call 09/01/24)	650	708,201
Series A, 5.00%, 02/01/27	3,300	3,841,468
Series A, 5.25%, 06/01/22 (ETM) (NPFGC)	50	50,581
Series B, 5.00%, 10/01/22	760	778,887
Series B, 5.00%, 10/01/24	1,100	1,201,763
Series B, 5.00%, 10/01/25	290	325,993
Series B, 5.00%, 05/01/26	1,000	1,141,658
Series F, 5.00%, 05/01/22	1,360	1,370,046
Series F, 5.00%, 05/01/24	2,365	2,551,146
Series F, 5.00%, 05/01/25	320	355,494
Series F, 5.00%, 05/01/26 (Call 05/01/25)	200	222,118
California State University RB
Series A, 4.00%, 11/01/31 (PR 11/01/22)	135	137,908
Series A, 5.00%, 11/01/22	865	889,527
Series A, 5.00%, 11/01/23	615	655,089
Series A, 5.00%, 11/01/24	2,025	2,220,594
Series A, 5.00%, 11/01/25	5,055	5,707,087
Series B-3, VRDN,4.00%, 11/01/51 (Put 05/01/23)(a)(b)	9,400	9,720,612
Chabot-Las Positas Community College District GO
5.00%, 08/01/25 (PR 08/01/23)	905	955,226
Series B, 5.00%, 08/01/22	6,940	7,065,654
Series B, 5.00%, 08/01/23	7,285	7,694,599
Series B, 5.00%, 08/01/24	3,300	3,596,321
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	8,240	8,940,190
City & County of San Francisco CA GO, Series R2, 5.00%, 06/15/23	6,000	6,311,462
City of Long Beach CA Harbor Revenue RB, 4.00%, 05/15/24	400	424,606
City of Los Angeles CA GO, Series B, 5.00%, 09/01/23	5,540	5,868,560
City of Los Angeles CA RB, 4.00%, 06/23/22	25,000	25,259,515
City of Los Angeles CA Wastewater System Revenue RB
Series B, 5.00%, 06/01/23	835	877,063
Series B, 5.00%, 06/01/24 (Call 06/01/22)	420	424,577
Series B, 5.00%, 06/01/25	100	111,561
Series B, 5.00%, 06/01/26	575	659,957
Series C, 5.00%, 06/01/25 (Call 06/01/22)	425	429,610
Series D, 5.00%, 06/01/23	530	556,631
City of Los Angeles Department of Airports RB, Series B, 5.00%, 05/15/24	2,145	2,320,038
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22	2,345	2,411,652
5.00%, 11/01/23	500	532,336
5.00%, 11/01/25	4,625	5,221,618
Series REF, 5.00%, 11/01/25 (Call 05/01/25)	1,610	1,794,940
Coast Community College District GO, 0.00%, 08/01/33 (Call 08/01/25)(c)	500	338,892
Contra Costa Community College District GO, Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	2,570	2,714,498
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (Put 08/01/25)	795	892,054
County of Riverside CA RB, 2.00%, 06/30/22	2,500	2,510,815
East Bay Municipal Utility District Water System Revenue RB
Series B, 5.00%, 06/01/22	235	237,603
Series B, 5.00%, 06/01/24	725	787,292

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 06/01/25	$455	$508,834
Eastern Municipal Water District RB
Series A, 3.00%, 07/01/25	6,455	6,819,210
Series A, 5.00%, 07/01/23	1,675	1,764,663
Long Beach Community College District GO, Series B, 5.00%, 08/01/39 (PR 08/01/22)	15	15,271
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	275	292,968
Series A, 4.00%, 08/01/33 (PR 08/01/24)	335	356,888
Series A, 5.00%, 08/01/22	6,010	6,120,592
Series A, 5.00%, 08/01/23	860	909,105
Series A, 5.00%, 08/01/24	1,220	1,329,854
Series A, 5.00%, 08/01/25 (PR 08/01/24)	160	174,247
Series A, 5.00%, 08/01/31 (PR 08/01/24)	3,175	3,457,715
Series C, 5.00%, 08/01/22	720	733,249
Series C, 5.00%, 08/01/23	1,400	1,479,938
Series F, 4.00%, 08/01/37 (Put 08/01/23)	15,000	15,633,301
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	150	163,004
5.00%, 07/01/26	1,250	1,440,215
Series A, 5.00%, 06/01/22	7,045	7,122,843
Series A, 5.00%, 07/01/22	500	507,314
Series A, 5.00%, 06/01/23	8,590	9,022,723
Series A, 5.00%, 07/01/23	980	1,032,325
Series A, 5.00%, 06/01/24	6,365	6,900,026
Series A, 5.00%, 06/01/25	790	881,864
Series A, 5.00%, 07/01/25	815	912,842
Series A, 5.00%, 06/01/26	1,145	1,316,219
Series B, 5.00%, 07/01/22	5,030	5,103,577
Series B, 5.00%, 07/01/23	3,400	3,581,537
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/22	215	218,087
Series A, 5.00%, 07/01/23 (Call 01/01/23)	920	950,575
Series A, 5.00%, 07/01/24 (Call 01/01/23)	320	330,938
Series A, 5.00%, 07/01/25 (Call 07/01/22)	325	329,600
Series A, 5.00%, 07/01/25 (Call 01/01/23)	480	496,366
Series B, 5.00%, 01/01/23 (Call 12/01/22)	2,235	2,304,602
Series B, 5.00%, 07/01/23	3,070	3,233,077
Series B, 5.00%, 01/01/24 (Call 12/01/23)	970	1,035,002
Series B, 5.00%, 07/01/24	1,850	2,009,485
Series B, 5.00%, 07/01/25 (Call 06/01/25)	460	513,802
Series C, 5.00%, 07/01/25 (Call 07/01/24)	175	190,044
Los Angeles Department of Water & Power RB
4.00%, 07/01/26 (Call 06/01/26)	2,500	2,768,844
5.00%, 07/01/26 (Call 06/01/26)	4,505	5,174,639
Series A, 5.00%, 07/01/25	9,030	10,107,783
Series B, 3.00%, 07/01/22	2,000	2,015,535
Los Angeles Department of Water & Power Water System Revenue RB
Series A-2, VRDN,0.05%, 07/01/51 (Put 03/01/22)(a)(b)	8,000	8,000,000
Series C, 5.00%, 07/01/25 (Call 07/01/22)	1,605	1,627,936
Los Angeles Unified School District/CA GO
5.00%, 07/01/23	1,345	1,416,998
Series A, 5.00%, 07/01/22	5,835	5,920,549
Series A, 5.00%, 07/01/23	17,895	18,852,924
Series A, 5.00%, 07/01/24	36,725	39,935,331
Series A, 5.00%, 07/01/25	4,595	5,135,464
Series A, 5.00%, 07/01/26	3,855	4,429,354

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A-1, 5.00%, 07/01/23	$95	$100,085
Series B, 5.00%, 07/01/23	415	437,215
Series B, 5.00%, 07/01/24	4,400	4,784,628
Series B-1, 5.00%, 07/01/22	155	157,273
Series B-1, 5.00%, 07/01/23	605	637,386
Series C, 5.00%, 07/01/22	810	821,876
Series C, 5.00%, 07/01/24	1,300	1,413,640
Series C, 5.00%, 07/01/25	5,000	5,588,100
Series C, 5.00%, 07/01/25 (Call 07/01/24)	5,020	5,449,134
Series C, 5.00%, 07/01/26	2,825	3,245,895
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	173,600
Serise A, 5.00%, 07/01/22	350	355,131
Los Rios Community College District GO, Series E, 3.00%, 08/01/25	2,275	2,406,070
Metropolitan Water District of Southern California RB
Series A, 2.25%, 07/01/24	585	598,591
Series A, 2.50%, 07/01/25	595	617,121
Series A, 5.00%, 07/01/22	9,140	9,272,463
Series A, 5.00%, 07/01/24	2,975	3,231,470
Series A, 5.00%, 07/01/25	1,370	1,535,019
Series B, 4.00%, 08/01/23 (Call 07/01/23)	640	665,176
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,150	1,166,512
Series E, 5.00%, 07/01/22	300	304,398
Series E, 5.00%, 07/01/23	125	131,691
Mountain View Los Altos Union High School District/CA GO, Series B, 3.00%, 08/01/22	4,200	4,241,735
Orange County Water District COP
Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,300	1,312,581
Series A, 4.00%, 02/15/25 (Call 01/15/25)	7,590	8,176,586
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/22	2,550	2,578,240
Series A, 5.25%, 06/01/39 (PR 06/01/23)	3,790	3,989,720
Sacramento Municipal Utility District RB
5.00%, 07/01/24	875	950,855
Series A, 5.00%, 08/15/49 (Call 04/20/23)	2,820	2,943,985
Series E, 5.00%, 08/15/24	310	337,382
Series F, 5.00%, 08/15/23	285	301,626
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,680	1,789,923
5.00%, 11/15/25 (Call 11/15/24)	305	335,018
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	3,610	4,011,467
4.00%, 08/01/32 (Put 08/01/26)	3,200	3,555,871
5.00%, 08/01/28 (PR 08/01/22)	515	524,303
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	10,585	11,180,142
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/25	2,050	2,281,105
San Diego Public Facilities Financing Authority RB 5.00%, 05/15/23	1,020	1,069,718
5.00%, 05/15/24	235	254,444
5.00%, 05/15/25	220	245,629
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(c)	1,065	1,062,780
Series C, 5.00%, 07/01/35 (PR 07/01/23)	5,005	5,268,125
Series D-2, 5.00%, 07/01/22	15,655	15,878,186
Series M-2, 5.00%, 07/01/22	5,000	5,071,282
San Diego Unified School District/CA RB
5.00%, 07/01/23	5,255	5,533,424
Series A, 4.00%, 06/30/22	3,500	3,538,318

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Commission San Francisco International Airport RB
Series D, 5.00%, 05/01/24	$1,160	$1,251,043
Series D, 5.00%, 05/01/25	2,315	2,571,015
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, VRDN,2.13%, 10/01/48 (Put 04/01/23)(a)(b)	6,000	6,075,006
San Mateo Foster City Public Financing Authority RB, Series B, 5.00%, 08/01/25	11,735	13,163,433
San Mateo Foster City School District/CA GO, Series A, 3.00%, 08/01/22	6,145	6,206,833
Santa Monica Community College District GO, Series C, 0.00%, 08/01/25(c)	1,930	1,825,331
Santa Monica-Malibu Unified School District GO, Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,760	1,858,956
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,320	3,408,812
Southern California Public Power Authority RB
Series A, 5.00%, 07/01/22	575	583,391
Series A, 5.00%, 04/01/24 (Call 01/01/24)	8,315	8,893,821
Series C, 5.00%, 07/01/24	150	163,004
State of California Department of Water Resources Power Supply Revenue RB, Series O, 5.00%, 05/01/22	6,345	6,391,654
State of California Department of Water Resources RB
5.00%, 12/01/23	445	475,174
Series AM, 5.00%, 12/01/25 (PR 06/01/23)	75	78,769
Series AS, 5.00%, 12/01/22	60	61,899
Series AS, 5.00%, 12/01/23	1,530	1,633,743
Series AS, 5.00%, 12/01/24	5,445	5,998,225
Series AX, 5.00%, 12/01/22	570	588,037
Series BA, 5.00%, 12/01/25	1,580	1,792,319
Series BB, 5.00%, 12/01/22	6,750	6,963,600
Series BB, 5.00%, 12/01/24	5,225	5,755,873
Series BB, 5.00%, 12/01/25	90	102,129
State of California GO
2.00%, 11/01/22	2,500	2,519,650
3.00%, 03/01/22	525	525,000
3.00%, 03/01/25	7,000	7,342,026
3.00%, 03/01/26	750	795,601
4.00%, 04/01/22	430	431,199
4.00%, 09/01/22	1,035	1,051,751
4.00%, 12/01/22	5,150	5,270,764
4.00%, 03/01/23	430	443,008
4.00%, 05/01/23	2,720	2,814,383
4.00%, 10/01/23	250	261,274
4.00%, 10/01/24	1,505	1,609,357
4.00%, 11/01/24	220	235,688
4.00%, 04/01/25	3,890	4,201,545
4.00%, 10/01/26	7,150	7,950,886
5.00%, 03/01/22	1,135	1,135,000
5.00%, 04/01/22	3,355	3,367,046
5.00%, 05/01/22	2,520	2,538,233
5.00%, 08/01/22	7,325	7,455,152
5.00%, 09/01/22	3,060	3,124,685
5.00%, 10/01/22	5,720	5,859,776
5.00%, 11/01/22	4,895	5,030,476
5.00%, 12/01/22	910	938,101
5.00%, 02/01/23	485	502,984
5.00%, 03/01/23	715	743,710
5.00%, 04/01/23	6,375	6,650,513

82	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/23	$10,870	$11,468,522
5.00%, 09/01/23	6,100	6,453,318
5.00%, 09/01/23 (Call 09/01/22)	2,495	2,543,756
5.00%, 10/01/23	3,390	3,595,831
5.00%, 11/01/23	3,480	3,700,880
5.00%, 12/01/23	5,005	5,336,254
5.00%, 02/01/24 (Call 02/01/23)	295	305,679
5.00%, 03/01/24	4,845	5,204,070
5.00%, 04/01/24	22,830	24,602,067
5.00%, 08/01/24	2,725	2,967,645
5.00%, 09/01/24	525	573,230
5.00%, 09/01/24 (Call 09/01/22)	2,525	2,577,482
5.00%, 10/01/24	3,300	3,612,345
5.00%, 11/01/24	4,450	4,883,515
5.00%, 11/01/24 (Call 11/01/23)	1,495	1,592,454
5.00%, 12/01/24 (Call 12/01/23)	6,040	6,450,639
5.00%, 02/01/25 (Call 02/01/23)	615	638,323
5.00%, 03/01/25	5,100	5,647,912
5.00%, 04/01/25	23,400	25,977,921
5.00%, 05/01/25 (Call 05/01/24)	180	194,328
5.00%, 08/01/25	1,990	2,230,814
5.00%, 09/01/25	130	146,081
5.00%, 09/01/25 (Call 09/01/22)	2,205	2,250,385
5.00%, 09/01/25 (Call 09/01/23)	365	386,647
5.00%, 10/01/25	21,375	24,075,834
5.00%, 10/01/25 (Call 10/01/24)	205	224,184
5.00%, 11/01/25	9,110	10,285,176
5.00%, 11/01/25 (Call 11/01/23)	1,060	1,128,916
5.00%, 12/01/25	4,660	5,273,412
5.00%, 12/01/25 (Call 12/01/23)	465	496,530
5.00%, 03/01/26 (Call 03/01/25)	8,165	9,032,031
5.00%, 08/01/26	5,365	6,175,614
5.00%, 11/01/26	4,945	5,729,599
5.25%, 09/01/22	1,545	1,579,573
5.25%, 10/01/22	1,545	1,584,987
5.25%, 02/01/23	1,855	1,927,995
5.50%, 02/01/25	1,025	1,146,956
Series A, 5.00%, 09/01/22	345	352,293
Series A, 5.00%, 10/01/22	125	128,055
Series A, 5.00%, 10/01/23	240	254,572
Series A, 5.00%, 10/01/24	660	722,469
series B, 5.00%, 10/01/22	5,000	5,122,182
Series B, 5.00%, 08/01/22	5,925	6,030,277
Series B, 5.00%, 09/01/22	3,630	3,706,734
Series B, 5.00%, 08/01/23	2,310	2,437,193
Series B, 5.00%, 09/01/23	2,910	3,078,550
Series B, 5.00%, 08/01/24	3,510	3,822,544
Series B, 5.00%, 09/01/24	5,220	5,699,541
Series B, 5.00%, 08/01/25	685	767,893
Series B, 5.00%, 09/01/25	450	505,666
Series B, 5.00%, 11/01/25	8,105	9,150,532
Series C, 5.00%, 09/01/26 (Call 09/01/25)	225	252,587
VRDN, VRDN,0.14%, 05/01/33 (Put 03/01/22)(a)(b)	10,000	10,000,000
University of California RB
VRDN,0.03%, 05/15/48 (Put 03/01/22)(a)(b)	10,000	10,000,000
Series AF, 5.00%, 05/15/22	5,550	5,599,251
Series AF, 5.00%, 05/15/23	265	277,950
Series AK, VRDN,5.00%, 05/15/48 (Put 05/15/23)(a)(b)	19,195	20,147,251
Series AO, 5.00%, 05/15/22	225	226,997
Series AO, 5.00%, 05/15/23	1,200	1,258,640

Security	Par (000)	Value

California (continued)
Series AO, 5.00%, 05/15/24	$495	$535,732
Series AO, 5.00%, 05/15/25	1,340	1,495,206
Series AV, 5.00%, 05/15/26	150	172,219
Series AY, 5.00%, 05/15/24	735	795,481
Series AY, 5.00%, 05/15/26	200	229,625
Series I, 5.00%, 05/15/23	760	797,139
Series I, 5.00%, 05/15/24	275	297,316
Series I, 5.00%, 05/15/26 (Call 05/15/25)	545	605,945

		935,991,342

Colorado — 1.1%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,070	2,152,484
City & County of Denver Co. Airport System Revenue RB
Series A, 5.00%, 11/15/23	1,865	1,982,452
Series A, 5.00%, 11/15/24	5,185	5,683,676
Series B, 5.00%, 11/15/25 (Call 11/15/22)	1,265	1,301,174
Series D, VRDN,5.00%, 11/15/31 (Put 11/15/22)(a)(b)	2,000	2,057,192
City & County of Denver Co. GO
Series A, 5.00%, 08/01/26	1,500	1,734,991
Series C, 5.00%, 08/01/22	1,160	1,181,150
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/41 (PR 08/01/26)	9,000	10,376,506
City of Colorado Springs Co. Utilities System Revenue RB
Series A, 5.00%, 11/15/25	790	894,099
Series B, 5.00%, 11/15/25	960	1,086,500
Series B, 5.00%, 11/15/26	500	581,644
Colorado State Education Loan Program RB, Series A, 4.00%, 06/29/22	3,000	3,032,786
Denver City & County School District No. 1 GO 5.00%, 12/01/22 (SAW)	3,970	4,097,147
Series B, 4.00%, 12/01/26 (SAW)	9,360	10,477,424
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	1,015	1,046,886
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	605	624,006
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(c)	1,600	1,592,690
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,465	5,646,155
Regional Transportation District Sales Tax Revenue RB, Series A, 3.50%, 11/01/37 (Put 11/01/22)	25,000	25,454,290
University of Colorado RB
VRDN,2.00%, 06/01/51 (Put 10/15/25)(a)(b)	250	252,672
VRDN,2.00%, 06/01/51 (Put 10/15/26)(a)(b)	250	251,929
Series B, 5.00%, 06/01/41 (PR 06/01/22)	420	424,619
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(a)(b)	2,500	2,525,259

		84,457,731

Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority RB
Series 2010-A, VRDN,0.25%, 07/01/49 (Put 02/09/24)(a)(b)	4,000	3,914,201
Series 2014-A, VRDN,1.10%, 07/01/48 (Put 02/07/23)(a)(b)	8,300	8,315,124
Series 2015-A, VRDN,0.38%, 07/01/35 (Put 07/12/24)(a)(b)	3,265	3,181,695
Series A-1, VRDN,5.00%, 07/01/42 (Put 07/01/22)(a)(b)	1,725	1,750,174
Series A-2, VRDN,5.00%, 07/01/42 (Put 07/01/22)(a)(b)	2,450	2,485,755
Series C-2, VRDN,5.00%, 07/01/57 (Put 02/01/23)(a)(b)	6,960	7,224,594
Series N, 5.00%, 11/01/29 (Put 11/01/23)	5,060	5,382,899

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
Hartford County Metropolitan District Clean Water Project Revenue RB, Series A, 5.00%, 11/01/34 (Put 11/01/24)	$1,000	$1,097,142
Metropolitan District (The) RB, Series A, 5.00%, 04/01/36 (PR 04/01/22)	5,000	5,018,242
State of Connecticut Clean Water Fund - State Revolving Fund RB
Series A, 5.00%, 05/01/25	295	328,692
Series B, 5.00%, 06/01/26	275	315,754
State of Connecticut GO
Series A, 3.00%, 01/15/23	2,450	2,495,800
Series A, 4.00%, 01/15/26	4,035	4,415,800
Series A, 4.00%, 01/15/27	4,585	5,112,331
Series A, 5.00%, 03/15/22	5,480	5,488,967
Series A, 5.00%, 04/15/22	4,335	4,358,288
Series A, 5.00%, 01/15/23	1,485	1,538,430
Series A, 5.00%, 03/15/23	565	588,855
Series A, 5.00%, 04/15/23	2,090	2,184,704
Series A, 5.00%, 10/15/23	2,600	2,763,804
Series A, 5.00%, 03/15/24	295	317,504
Series A, 5.00%, 04/15/24	855	922,696
Series A, 5.00%, 10/15/24 (Call 10/15/23)	5,070	5,389,417
Series A, 5.00%, 01/15/25	105	115,721
Series A, 5.00%, 04/15/25	5,045	5,600,639
Series A, 5.00%, 10/15/25 (Call 10/15/23)	1,000	1,062,835
Series A, 5.00%, 01/15/26	20	22,677
Series B, 3.00%, 04/15/22	555	556,659
Series B, 3.00%, 06/01/25	1,535	1,613,249
Series B, 5.00%, 04/15/23	5,540	5,791,035
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,050	1,055,139
Series B, 5.00%, 05/15/23	965	1,011,680
Series B, 5.00%, 01/15/24	4,125	4,418,064
Series B, 5.00%, 05/15/24	3,135	3,392,254
Series B, 5.00%, 04/15/25	150	166,520
Series B, 5.00%, 05/15/25	2,425	2,698,598
Series C, 3.00%, 06/01/22	850	855,136
Series C, 4.00%, 06/15/24	35	37,186
Series C, 5.00%, 06/01/22	4,105	4,150,046
Series C, 5.00%, 06/15/22	560	567,076
Series C, 5.00%, 07/15/22	2,500	2,540,408
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,210	2,232,194
Series C, 5.00%, 06/15/23	525	551,975
Series C, 5.00%, 06/01/24 (Call 06/01/22)	1,430	1,445,114
Series C, 5.00%, 07/15/24	870	946,364
Series D, 5.00%, 06/15/22	200	202,527
Series D, 5.00%, 04/15/24	740	798,591
Series E, 5.00%, 09/15/22	1,205	1,232,789
Series E, 5.00%, 10/15/22	3,165	3,248,541
Series E, 5.00%, 10/15/23	3,425	3,640,780
Series E, 5.00%, 08/15/24 (Call 08/15/23)	605	639,300
Series E, 5.00%, 10/15/24	185	202,799
Series E, 5.00%, 10/15/26	1,500	1,735,261
Series F, 5.00%, 09/15/24	3,970	4,340,890
Series F, 5.00%, 11/15/25	565	637,702
State of Connecticut Special Tax Revenue RB 5.00%, 01/01/24 (Call 01/01/23)	325	335,624
Series A, 4.00%, 05/01/23	2,175	2,252,018
Series A, 4.00%, 05/01/24	1,470	1,557,360
Series A, 5.00%, 08/01/22	2,085	2,122,663
Series A, 5.00%, 09/01/22	2,780	2,839,751
Series A, 5.00%, 10/01/22	145	148,603

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 08/01/23	$240	$253,424
Series A, 5.00%, 09/01/23	1,045	1,106,492
Series A, 5.00%, 10/01/23	3,530	3,747,778
Series A, 5.00%, 01/01/24	175	187,380
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,640	1,693,608
Series A, 5.00%, 05/01/24	3,340	3,609,605
Series A, 5.00%, 08/01/24	1,310	1,426,975
Series A, 5.00%, 09/01/24	2,055	2,244,317
Series A, 5.00%, 10/01/24 (Call 10/01/23)	595	631,223
Series A, 5.00%, 01/01/25	895	985,269
Series A, 5.00%, 05/01/25	2,275	2,528,834
Series A, 5.00%, 08/01/25	75	83,969
Series A, 5.00%, 09/01/25	2,870	3,220,839
Series A, 5.00%, 09/01/25 (Call 09/01/24)	1,520	1,656,887
Series A, 5.00%, 10/01/25 (Call 10/01/23)	25	26,514
Series A, 5.00%, 01/01/26	225	254,848
Series A, 5.00%, 05/01/26	1,995	2,280,214
Series A, 5.00%, 08/01/26 (Call 08/01/25)	580	648,332
Series B, 5.00%, 10/01/22	1,425	1,460,751
Series B, 5.00%, 10/01/23	525	557,731
Series B, 5.00%, 10/01/25	390	438,696
Series C, 5.00%, 10/01/24	330	361,323
Series D, 5.00%, 11/01/24	500	548,848
Series D, 5.00%, 11/01/26	1,200	1,389,811

		172,700,304

Delaware — 0.5%
Delaware Transportation Authority RB 5.00%, 07/01/22	5,605	5,687,555
5.00%, 09/01/23	3,060	3,239,122
5.00%, 09/01/24	530	578,278
5.00%, 07/01/25	500	560,373
5.00%, 07/01/26	2,235	2,577,141
State of Delaware GO 5.00%, 02/01/26	5,000	5,698,739
Series A, 5.00%, 08/01/22	1,475	1,501,831
Series A, 5.00%, 03/01/23	2,185	2,274,966
Series A, 5.00%, 01/01/26	9,190	10,449,653
Series B, 5.00%, 07/01/23	1,550	1,632,972

		34,200,630

District of Columbia — 1.4%
District of Columbia GO
Series A, 5.00%, 06/01/22	6,165	6,233,275
Series A, 5.00%, 10/15/22	300	307,976
Series A, 5.00%, 06/01/23	690	724,847
Series A, 5.00%, 06/01/24 (Call 06/01/23)	610	640,416
Series A, 5.00%, 06/01/25	2,020	2,256,946
Series A, 5.00%, 06/01/25 (Call 06/01/23)	50	52,461
Series A, 5.00%, 10/15/25	280	316,254
Series A, 5.00%, 06/01/26 (Call 06/01/25)	945	1,054,249
Series B, 5.00%, 06/01/22	6,595	6,668,037
Series B, 5.00%, 06/01/23	8,195	8,610,977
Series B, 5.00%, 06/01/24	470	509,616
Series B, 5.00%, 06/01/26	300	344,593
Series B, 5.00%, 06/01/26 (Call 06/01/25)	1,180	1,316,416
Series D, 4.00%, 02/01/25	5,225	5,631,179
Series D, 4.00%, 02/01/26	2,120	2,332,259
Series E, 5.00%, 02/01/24	9,400	10,084,981
District of Columbia RB 5.00%, 12/01/25	1,000	1,130,850

84	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
5.00%, 12/01/26	$2,590	$3,006,127
Series A, 5.00%, 12/01/23	350	373,795
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,300	3,401,209
Series A, 5.00%, 12/01/24 (Call 12/01/22)	585	602,886
Series A, 5.00%, 03/01/25	590	654,305
Series A, 5.00%, 03/01/26	130	148,297
Series B, 5.00%, 10/01/22	4,715	4,833,011
Series B, 5.00%, 10/01/23	2,120	2,252,171
Series B, 5.00%, 10/01/24	1,575	1,725,761
Series B, 5.00%, 10/01/25	45	50,770
Series B, 5.00%, 10/01/26	3,180	3,685,767
Series C, 5.00%, 10/01/23	295	313,392
Series C, 5.00%, 10/01/24	11,575	12,682,971
Series C, 5.00%, 05/01/26	900	1,031,417
Series C, 5.00%, 10/01/26	7,860	9,110,102
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/48 (PR 10/01/23)	5,555	5,898,611
Series B, 5.00%, 10/01/25	145	163,810
Series C, 5.00%, 10/01/25 (Call 10/01/24)	520	569,218
Washington Metropolitan Area Transit Authority RB
Series A, 5.00%, 07/15/23	1,000	1,054,782
Series A, 5.00%, 07/15/25	4,000	4,479,688
Series A, 5.00%, 07/15/26	500	575,780

		104,829,202

Florida — 2.9%
Central Florida Expressway Authority RB 5.00%, 07/01/26 (AGM)	5,050	5,804,689
Series B, 5.00%, 07/01/26	1,320	1,511,284
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	8,005	8,203,932
County of Miami-Dade FL GO, 5.00%, 07/01/23	575	605,465
County of Miami-Dade FL Transit System RB 5.00%, 07/01/23	390	409,757
5.00%, 07/01/42 (PR 07/01/22)	7,130	7,233,814
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,045	2,096,184
5.00%, 10/01/23	1,775	1,884,506
5.00%, 10/01/24	2,065	2,258,243
Florida’s Turnpike Enterprise RB, Series B, 5.00%, 07/01/23	115	120,999
Hillsborough County School Board COP, 5.00%, 07/01/28 (PR 07/01/22)	10,705	10,860,866
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	710	727,560
Series A, 5.00%, 10/01/23	620	658,149
Series A, 5.00%, 10/01/26	10,210	11,838,783
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/22	280	284,058
5.00%, 07/01/35 (PR 07/01/23)	670	704,674
School Board of Miami-Dade County (The) COP, Series B, 5.00%, 05/01/26 (Call 05/01/25)	2,235	2,471,184
State of Florida
Series C, 5.00%, 06/01/24	10,000	10,841,583
Series C, 5.00%, 06/01/26	7,350	8,436,980
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 2.88%, 07/01/25 (Call 07/01/22)	300	301,545
Series A, 5.00%, 07/01/23	1,250	1,315,203
Series C, 5.00%, 07/01/23	4,765	5,013,553

Security	Par (000)	Value

Florida (continued)
Series C, 5.00%, 07/01/25	$5,425	$6,059,327
Series C, 5.00%, 07/01/26	5,630	6,468,810
State of Florida GO 5.00%, 07/01/24	600	653,320
Series A, 5.00%, 06/01/22	19,515	19,733,094
Series A, 5.00%, 06/01/23	19,960	20,978,291
Series A, 5.00%, 07/01/24	575	626,098
Series A, 5.00%, 06/01/26 (GTD)	3,670	4,215,522
Series A, 5.00%, 07/01/26	3,185	3,668,218
Series A, 5.00%, 06/01/27	10,505	12,442,086
Series B, 5.00%, 06/01/24	5,415	5,875,210
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,490	1,506,200
Series B, 5.00%, 06/01/25	10,000	11,179,777
Series B, 5.00%, 06/01/25 (Call 06/01/22)	145	146,576
Series B, 5.00%, 06/01/26	355	407,768
Series C, 5.00%, 06/01/22	5,000	5,055,878
Series C, 5.00%, 06/01/23	200	210,203
Series C, 5.00%, 06/01/24	8,000	8,679,904
Series C, 5.00%, 06/01/25	2,845	3,180,647
Series D, 5.00%, 06/01/22	1,570	1,587,546
Series F, 5.00%, 06/01/26 (Call 06/01/25)	4,035	4,509,672
Series G, 5.00%, 06/01/25	1,000	1,117,978
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/23	675	711,503
Series A, 5.00%, 07/01/24	1,985	2,159,479
Tampa-Hillsborough County Expressway Authority RB, Series A, 5.00%, 07/01/37 (PR 07/01/22)	10,050	10,194,634

		214,950,752

Georgia — 2.3%
City of Atlanta GA Airport Passenger Facility Charge RB
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,210	2,355,930
Series F, 5.00%, 07/01/22	2,695	2,733,603
Series F, 5.00%, 07/01/23	740	778,600
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 07/01/25	2,045	2,283,406
City of Atlanta GA Water & Wastewater Revenue RB, 5.75%, 11/01/26 (AGM)	2,305	2,755,272
County of Forsyth GA GO, 5.00%, 09/01/25	10,050	11,333,610
Georgia Ports Authority RB 5.00%, 07/01/25	500	558,810
5.00%, 07/01/26	520	597,474
Georgia State Road & Tollway Authority RB 5.00%, 06/01/23	3,000	3,148,433
5.00%, 06/01/24	2,180	2,361,575
5.00%, 06/01/25	4,870	5,433,007
5.00%, 06/01/26	4,590	5,255,927
Gwinnett County School District GO, 5.00%, 08/01/22 (SAW)	2,280	2,321,570
Gwinnett County Water & Sewerage Authority RB, 4.00%, 08/01/23	11,335	11,816,834
Metropolitan Atlanta Rapid Transit Authority RB, Series A, 4.00%, 07/01/25	1,845	2,006,559
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/23	225	232,366
Series A, 5.00%, 01/01/26 (Call 01/01/25)	250	273,147
Series A-R, 5.00%, 01/01/23	1,000	1,032,738
Private Colleges & Universities Authority RB, Series B, 5.00%, 09/01/25	14,225	15,958,734
State of Georgia GO Series A, 5.00%, 07/01/22	7,650	7,763,451

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 08/01/22	$205	$208,772
Series A, 5.00%, 07/01/23	6,005	6,331,385
Series A, 5.00%, 07/01/25	4,885	5,479,950
Series A, 5.00%, 08/01/25	10,075	11,330,125
Series A, 5.00%, 07/01/26	3,110	3,590,345
Series A, 5.00%, 08/01/26	13,115	15,175,705
Series A1, 5.00%, 02/01/25	105	116,316
Series A-1, 5.00%, 02/01/23	4,155	4,314,846
Series A-1, 5.00%, 02/01/24	5,530	5,942,817
Series A-1, 5.00%, 08/01/24	1,635	1,783,451
Series A-1, 5.00%, 02/01/25	230	254,787
Series A-1, 5.00%, 02/01/26	460	524,851
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	305	326,900
Series C, 4.00%, 09/01/22	295	299,997
Series C, 4.00%, 10/01/22	2,215	2,258,282
Series C, 4.00%, 10/01/23 (Call 10/01/22)	705	717,775
Series C, 4.00%, 10/01/24 (Call 10/01/22)	45	45,853
Series C, 5.00%, 09/01/23 (Call 09/01/22)	220	224,577
Series C1, 4.00%, 07/01/25	3,025	3,289,886
Series C-1, 5.00%, 07/01/24	1,680	1,826,452
Series E, 5.00%, 12/01/22	3,430	3,539,853
Series E, 5.00%, 12/01/23	665	710,931
Series E, 5.00%, 12/01/24	25	27,533
Series E, 5.00%, 12/01/25	6,360	7,222,150
Series E, 5.00%, 12/01/26	5,330	6,223,673
Series F, 5.00%, 01/01/23	3,345	3,461,611
Series F, 5.00%, 01/01/24	235	251,892
Series F, 5.00%, 01/01/25	6,900	7,624,349
Series F, 5.00%, 01/01/26	675	768,335
Series J-2, 4.50%, 11/01/22 (Call 03/31/22)	65	65,208

		174,939,653

Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.00%, 07/01/42 (PR 07/01/22)	11,705	11,875,426
City & County of Honolulu HI GO
Series B, 5.00%, 03/01/25	4,970	5,511,691
Series C, 5.00%, 10/01/23	435	461,766
State of Hawaii GO
Series EF, 5.00%, 11/01/23 (PR 11/01/22)	1,380	1,418,849
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	3,105	3,192,410
Series EH, 5.00%, 08/01/25 (PR 08/01/23)	210	221,777
Series EH, 5.00%, 08/01/31 (PR 08/01/23)	5,000	5,280,398
Series EO, 5.00%, 08/01/24	155	168,879
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	2,550	2,776,425
Series EP, 5.00%, 08/01/22	3,315	3,374,321
Series EP, 5.00%, 08/01/24	800	871,635
Series EY, 5.00%, 10/01/23	4,010	4,256,738
Series EY, 5.00%, 10/01/24	6,095	6,675,154
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	400	450,243
Series FB, 5.00%, 04/01/23	9,665	10,088,052
Series FH, 5.00%, 10/01/22	9,745	9,984,863
Series FH, 5.00%, 10/01/23	565	599,765
Series FH, 5.00%, 10/01/24	1,040	1,138,993
Series FK, 4.00%, 05/01/22	3,770	3,791,305
Series FT, 5.00%, 01/01/24	2,075	2,219,836
Series FT, 5.00%, 01/01/25	585	645,550
Series FT, 5.00%, 01/01/26	5,425	6,164,236
Series Fw, 5.00%, 01/01/27	465	542,993

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii State Highway Fund RB, Series B, 5.00%, 01/01/25	$445	$490,798

		82,202,103

Idaho — 0.1%
State of Idaho GO, 3.00%, 06/30/22	10,000	10,076,007

Illinois — 2.3%
Chicago O’Hare International Airport RB
Series B, 5.00%, 01/01/23	700	723,035
Series B, 5.00%, 01/01/24	1,665	1,775,570
Series B, 5.00%, 01/01/26 (Call 01/01/25)	500	546,630
Series D, 5.00%, 01/01/24	305	325,254
Series E, 5.00%, 01/01/26	500	563,141
County of Cook IL GO, Series A, 5.00%, 11/15/22	4,500	4,629,651
County of Will IL GO, 5.00%, 11/15/41 (PR 11/15/25)	13,255	14,962,044
Illinois Finance Authority RB 5.00%, 07/01/24	260	282,163
5.00%, 01/01/26	1,930	2,187,575
Illinois State Toll Highway Authority RB 5.00%, 01/01/25	5,555	6,110,386
Series A, 5.00%, 12/01/22	1,265	1,304,063
Series B, 5.00%, 01/01/25	3,000	3,299,938
Series B, 5.00%, 01/01/26	1,335	1,509,433
Series D, 5.00%, 01/01/24	1,060	1,132,189
Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00%, 12/01/25	405	456,886
Metropolitan Water Reclamation District of Greater Chicago GOL, Series D, 5.00%, 12/01/22	315	324,944
Sales Tax Securitization Corp. RB
Series A, 5.00%, 01/01/25	515	563,479
Series A, 5.00%, 01/01/27	1,250	1,448,876
State of Illinois GO 5.00%, 08/01/22 (AGM)	300	305,239
5.00%, 02/01/23	8,150	8,438,768
5.00%, 08/01/23	325	342,037
5.00%, 02/01/24	8,400	8,969,534
5.00%, 05/01/24	3,000	3,227,008
5.00%, 08/01/24 (Call 08/01/22)	1,460	1,485,275
5.00%, 02/01/25	2,025	2,218,604
5.00%, 02/01/26	6,000	6,689,888
5.13%, 05/01/22	3,400	3,424,278
5.50%, 05/01/24	2,745	2,981,847
5.50%, 05/01/25	2,850	3,181,551
Series A, 5.00%, 12/01/22	1,500	1,544,267
Series A, 5.00%, 03/01/23	1,000	1,038,345
Series A, 5.00%, 10/01/23	9,550	10,101,370
Series A, 5.00%, 12/01/23	1,400	1,487,993
Series A, 5.00%, 03/01/24	2,185	2,338,567
Series A, 5.00%, 11/01/24	6,045	6,586,937
Series A, 5.00%, 12/01/24	2,370	2,587,444
Series A, 5.00%, 03/01/25	1,905	2,090,644
Series A, 5.00%, 03/01/26	930	1,038,541
Series A, 5.25%, 05/01/23	1,000	1,046,983
Series B, 5.00%, 03/01/22	2,500	2,500,000
Series B, 5.00%, 10/01/22	1,600	1,637,420
Series B, 5.00%, 03/01/23	1,250	1,297,931
Series B, 5.00%, 03/01/24	1,750	1,872,994
Series B, 5.00%, 03/01/25	2,000	2,194,902
Series B, 5.00%, 03/01/26	1,000	1,116,711
Series C, 4.00%, 03/01/22	2,965	2,965,000

86	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series C, 4.00%, 03/01/24	$4,340	$4,559,861
Series D, 5.00%, 10/01/22	5,000	5,116,937
Series D, 5.00%, 11/01/22	12,600	12,933,603
Series D, 5.00%, 11/01/23	4,725	5,009,987
Series D, 5.00%, 11/01/24	1,805	1,966,819
Series D, 5.00%, 11/01/26	10,000	11,303,044
State of Illinois RB, 5.00%, 06/15/23	1,800	1,886,614
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/26	435	491,709

		170,123,909

Indiana — 0.5%
Indiana Finance Authority RB 5.00%, 02/01/24	1,380	1,481,107
Series 1, 5.00%, 10/01/22	2,080	2,131,567
Series 2, 5.00%, 10/01/23	1,000	1,061,693
Series 3, 5.00%, 10/01/25	2,200	2,476,337
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,140	1,243,942
Series A, 5.00%, 02/01/26	9,725	11,072,073
Series B, 5.00%, 02/01/23	3,570	3,705,384
Series B, 5.00%, 02/01/24	4,170	4,475,518
Series B, 5.00%, 02/01/25	2,065	2,285,035
Series B, 5.00%, 02/01/26	1,000	1,138,516
Series C, 5.00%, 12/01/23	540	576,226
Series C, 5.00%, 12/01/24	6,145	6,764,080
Series C, 5.00%, 12/01/25	800	906,875
Series C, 5.00%, 02/01/26	100	113,852
Purdue University RB, Series EE, 5.00%, 07/01/26	100	115,354

		39,547,559

Iowa — 0.0%
Iowa Finance Authority RB, 5.00%, 08/01/26	1,200	1,382,978

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission GO, Series A, 4.00%, 10/01/23	3,000	3,139,635
Kansas Development Finance Authority RB, 5.00%, 05/01/24	5,000	5,405,838
State of Kansas Department of Transportation RB 5.00%, 09/01/25	560	629,681
5.00%, 09/01/26 (Call 09/01/25)	430	483,977
Series A, 5.00%, 09/01/22	3,340	3,411,449
Series A, 5.00%, 09/01/23	1,320	1,396,659
Series A, 5.00%, 09/01/24	170	185,705
Series A, 5.00%, 09/01/25 (Call 09/01/24)	300	327,405
Series B, 5.00%, 09/01/22	3,795	3,876,182

		18,856,531

Kentucky — 0.1%
Kentucky State Property & Building Commission RB
Series B, 5.00%, 08/01/22	905	920,775
Series B, 5.00%, 11/01/22	2,250	2,311,052
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/26	2,000	2,286,212

		5,518,039

Louisiana — 0.7%
East Baton Rouge Sewerage Commission RB, Series B, 5.00%, 02/01/39 (PR 02/01/25)	3,225	3,563,752
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,820	5,862,793
State of Louisiana GO 5.00%, 05/01/23	475	497,361
Series A, 5.00%, 03/01/25	1,700	1,884,226
Series A, 5.00%, 04/01/25	150	166,621

Security	Par (000)	Value

Louisiana (continued)
Series A, 5.00%, 03/01/26	$1,680	$1,912,237
Series B, 5.00%, 08/01/25	4,210	4,720,959
Series B, 5.00%, 08/01/26	1,000	1,151,556
Series C, 5.00%, 07/15/22	8,420	8,556,411
Series C, 5.00%, 07/15/23 (PR 07/15/22)	3,500	3,556,958
Series C, 5.00%, 08/01/23	255	269,300
Series C, 5.00%, 07/15/24 (PR 07/15/22)	650	660,578
Series C, 5.00%, 08/01/24	35	38,143
Series C, 5.00%, 08/01/25 (Call 08/01/24)	595	648,130
State of Louisiana RB 5.00%, 09/01/22	2,425	2,477,366
5.00%, 09/01/23	5,970	6,324,062
5.00%, 09/01/26	1,000	1,150,349
Series A, 5.00%, 06/15/23	2,750	2,892,390
Series A, 5.00%, 06/15/30 (Put 06/15/23)	2,860	3,007,784

		49,340,976

Maine — 0.2%
State of Maine GO
Series B, 5.00%, 06/01/25	2,465	2,754,979
Series D, 5.00%, 06/01/25	10,000	11,176,387

		13,931,366

Maryland — 5.3%
County of Anne Arundel MD GOL, 5.00%, 10/01/25	1,090	1,230,174
County of Baltimore MD, 5.00%, 03/01/27	2,000	2,348,821
County of Baltimore MD GO, 5.00%, 08/01/22	1,505	1,532,503
County of Charles MD GO 5.00%, 10/01/22	4,475	4,587,535
5.00%, 10/01/24	2,465	2,701,613
County of Frederick MD GO
Series A, 5.00%, 10/01/25	5,395	6,092,841
Series A, 5.00%, 10/01/26	3,050	3,542,450
County of Harford MD GO, Series B, 5.00%, 07/01/23	445	468,821
County of Howard MD GO
Series A, 5.00%, 02/15/23	5,000	5,198,358
Series A, 5.00%, 02/15/25	1,185	1,313,498
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	8,840	9,480,018
Series A, 5.00%, 08/01/23	10,310	10,892,681
Series A, 5.00%, 11/01/23	3,000	3,195,559
Series A, 5.00%, 11/01/24	4,590	5,043,504
Series A, 5.00%, 08/01/25	12,335	13,862,861
Series A, 5.00%, 11/01/25 (PR 11/01/24)	235	258,153
Series B, 4.00%, 11/01/24	8,000	8,581,384
Series B, 5.00%, 11/01/23	3,550	3,781,412
Series B, 5.00%, 11/01/24	2,805	3,082,141
Series B, 5.00%, 11/01/25 (Call 11/01/24)	755	829,211
Series C, 5.00%, 10/01/22	11,820	12,115,840
Series C, 5.00%, 10/01/24	10,000	10,959,890
Series C, 5.00%, 10/01/25	1,425	1,609,323
County of Prince George’s MD, Series A, 5.00%, 07/01/25	5,000	5,605,474
County of Prince George’s MD GO, Series A, 5.00%, 09/15/24	750	820,857
County of Prince George’s MD GOL
Series A, 5.00%, 07/01/25	8,905	9,983,349
Series A, 5.00%, 07/15/26	2,280	2,632,889
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/22	995	1,009,655
State of Maryland Department of Transportation RB 4.00%, 09/01/23	2,000	2,088,661

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
4.00%, 09/01/25	$3,370	$3,678,209
4.00%, 09/01/26	2,610	2,901,408
5.00%, 09/01/22	2,140	2,186,104
5.00%, 10/01/22	5,420	5,555,014
5.00%, 11/01/22	25	25,705
5.00%, 02/15/23	3,785	3,933,679
5.00%, 09/01/23	25	26,479
5.00%, 10/01/23	4,040	4,290,557
5.00%, 12/15/23	195	208,436
5.00%, 09/01/24	385	420,568
5.00%, 10/01/24	6,710	7,348,693
5.00%, 11/01/24	2,930	3,217,059
5.00%, 09/01/25	4,615	5,194,307
5.00%, 10/01/25	95	107,181
Series A, 5.00%, 10/01/26	9,420	10,913,676
Series B, 5.00%, 12/01/23	10,000	10,676,258
Series B, 5.00%, 12/01/24	5,175	5,696,357
State of Maryland GO
First Series, 4.00%, 06/01/25 (Call 06/01/24)	1,100	1,166,844
First Series, 5.00%, 06/01/22	2,605	2,633,849
First Series, 5.00%, 06/01/23	5,860	6,155,949
First Series, 5.00%, 06/01/24	5,700	6,181,777
First Series, 5.00%, 03/15/26	2,000	2,288,188
First Series, 5.00%, 06/01/26 (Call 06/01/24)	365	395,453
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,040	4,040,000
Second Series A, 5.00%, 08/01/24	6,300	6,868,858
Second Series A, 5.00%, 08/01/25	11,885	13,357,122
Second Series A, 5.00%, 08/01/26	10,000	11,561,953
Second Series B, 5.00%, 08/01/22	970	987,644
Second Series B, 5.00%, 08/01/25	2,870	3,225,489
Series A, 5.00%, 03/01/22	2,070	2,070,000
Series A, 5.00%, 03/15/22	2,550	2,554,201
Series A, 5.00%, 03/01/23	5,585	5,814,958
Series A, 5.00%, 03/15/23	7,425	7,741,647
Series A, 5.00%, 08/01/23	10,050	10,617,987
Series A, 5.00%, 03/15/24	1,575	1,697,141
Series A, 5.00%, 08/01/24	2,000	2,180,590
Series A, 5.00%, 03/15/25	12,110	13,457,072
Series A, 5.00%, 08/01/25	455	511,358
Series A, 5.00%, 03/01/26 (PR 03/01/23)	45	46,839
Series A, 5.00%, 08/01/26	1,035	1,196,662
Series A, 5.00%, 03/01/27	1,000	1,174,410
Series B, 4.00%, 08/01/23	4,890	5,097,867
Series B, 5.00%, 08/01/22	5,820	5,925,867
Series B, 5.00%, 08/01/24	22,735	24,787,855
Series B, 5.00%, 08/01/25	16,115	18,111,067
Series C, 5.00%, 08/01/22	3,690	3,757,122
Series C, 5.00%, 08/01/23	7,890	8,335,912
Series C, 5.00%, 08/01/24	3,340	3,641,585
Washington Suburban Sanitary Commission RB
5.00%, 06/01/22 (GTD)	485	490,396
5.00%, 06/01/23 (GTD)	830	871,918
5.00%, 06/01/24	100	108,452
5.00%, 06/01/24 (GTD)	175	189,791
5.00%, 06/15/24 (GTD)	150	162,880
5.00%, 06/01/25 (GTD)	6,455	7,218,736
5.00%, 12/01/25 (GTD)	2,000	2,269,544
5.00%, 06/01/26	6,475	7,451,923
5.00%, 06/01/26 (GTD)	500	575,438

		398,151,510

Security	Par (000)	Value

Massachusetts — 5.8%
City of Boston MA GO
Series A, 5.00%, 11/01/22	$6,890	$7,084,899
Series A, 5.00%, 04/01/26 (Call 04/01/25)	4,000	4,452,605
SERIES D, 5.00%, 03/01/26	200	228,737
City of Cambridge MA GOL, 5.00%, 02/15/23	260	270,264
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,050	3,199,385
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/22	1,450	1,450,000
Series A, 5.00%, 03/01/23	3,790	3,945,663
Series A, 5.00%, 07/01/23	2,355	2,480,741
Series A, 5.00%, 01/01/24	7,715	8,260,801
Series A, 5.00%, 07/01/24	150	163,076
Series A, 5.00%, 03/01/25	9,040	10,019,650
Series A, 5.00%, 07/01/25	8,095	9,061,186
Series A, 5.00%, 01/01/26	920	1,044,256
Series A, 5.00%, 03/01/26	2,985	3,403,877
Series A, 5.00%, 07/01/26	5,320	6,122,292
Series A, 5.25%, 08/01/22	210	214,037
Series A, VRDN,5.00%, 06/01/44 (Put 06/01/23)(a)(b)	455	477,279
Series B, 5.00%, 07/01/22	4,750	4,819,642
Series B, 5.00%, 08/01/22	860	875,644
Series B, 5.00%, 07/01/23	2,910	3,065,374
Series B, 5.00%, 08/01/23	430	454,239
Series B, 5.00%, 11/01/23	2,550	2,716,225
Series B, 5.00%, 07/01/24	6,605	7,180,784
Series B, 5.00%, 11/01/24	7,000	7,689,680
Series B, 5.00%, 07/01/25	3,090	3,458,809
Series B, 5.00%, 07/01/26	2,905	3,350,491
Series B, 5.25%, 08/01/22	2,815	2,868,871
Series B, 5.25%, 09/01/22 (AGM)	10,500	10,739,219
Series B, 5.25%, 08/01/23	700	741,910
Series B, 5.25%, 09/01/23 (AGM)	400	425,205
Series B, 5.25%, 09/01/24 (AGM)	9,460	10,396,852
Series B, 5.25%, 09/01/25 (AGM)	1,110	1,257,975
Series C, 5.00%, 04/01/22	2,415	2,423,831
Series C, 5.00%, 07/01/22	645	654,457
Series C, 5.00%, 08/01/22	85	86,546
Series C, 5.00%, 10/01/22	160	163,986
Series C, 5.00%, 04/01/23	175	182,738
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,535	1,555,491
Series C, 5.00%, 07/01/24 (PR 07/01/22)	175	177,548
Series C, 5.00%, 08/01/24	760	828,434
Series C, 5.00%, 10/01/24	180	197,230
Series C, 5.00%, 08/01/25	1,950	2,188,057
Series C, 5.00%, 10/01/25	6,860	7,734,490
Series C, 5.00%, 05/01/26	8,800	10,081,117
Series C, 5.00%, 07/01/27 (PR 07/01/22)	35	35,510
Series C, 5.50%, 12/01/22 (AMBAC)	105	108,697
Series C, 5.50%, 12/01/23 (AMBAC)	290	312,219
Series D, 5.00%, 07/01/23	355	373,955
Series D, 5.00%, 07/01/24	5,200	5,653,304
Series D, 5.00%, 04/01/25	2,015	2,238,925
Series D-2-R, VRDN,1.70%, 08/01/43 (Put 08/01/22)(a)(b)	1,500	1,505,613
Series E, 3.00%, 12/01/25	275	291,495
Series E, 3.00%, 12/01/26	495	530,726
Series E, 5.00%, 11/01/22	15	15,423
Series E, 5.00%, 11/01/23	4,580	4,878,554

88	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series E, 5.00%, 11/01/24	$1,035	$1,136,974
Series E, 5.00%, 11/01/25 (AMBAC)	440	497,265
Series E, 5.00%, 11/01/26	2,100	2,438,344
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,910	2,972,545
Series F, 5.00%, 11/01/24 (PR 11/01/22)	500	514,076
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,565	11,890,571
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,710	5,870,744
Series G, 5.00%, 09/01/25	50	56,240
Series H, 5.00%, 12/01/23	10,030	10,711,906
Series H, 5.00%, 12/01/24	2,270	2,499,989
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 5.00%, 06/01/22	6,185	6,253,653
Series A, 5.00%, 06/01/23	1,655	1,738,583
Series A, 5.00%, 06/01/25	4,080	4,558,583
Massachusetts Bay Transportation Authority RB, Series A, 5.00%, 07/01/24	7,950	8,639,193
Massachusetts Bay Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/22	3,725	3,779,111
Series A, 5.00%, 07/01/23	4,610	4,856,143
Series A-1, 5.00%, 07/01/24	1,295	1,407,265
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	10,385	10,573,905
5.00%, 02/01/24	190	203,920
5.00%, 02/01/25	2,780	3,077,908
5.00%, 08/01/25	8,175	9,190,507
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/22	395	401,414
Series A, 5.00%, 10/15/25	11,275	12,734,859
Series A, 5.00%, 10/15/26	12,830	14,898,340
Series U, 5.00%, 07/01/25	1,335	1,496,197
Massachusetts Health & Educational Facilities Authority RB, Serise K, 5.50%, 07/01/22	2,420	2,459,387
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	2,030	2,070,303
Series A, 5.00%, 08/15/22 (ETM)	110	112,148
Series A, 5.00%, 02/15/23	710	738,098
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,540	2,586,039
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,135	5,234,107
Series A, 5.00%, 08/15/24 (PR 08/15/22)	915	932,871
Series A, 5.00%, 08/15/25 (PR 08/15/22)	440	448,695
Series A, 5.00%, 08/15/26 (PR 08/15/22)	225	229,446
Series A, 5.00%, 08/15/30 (PR 08/15/22)	5,290	5,394,538
Series A, 5.00%, 05/15/38 (PR 05/15/23)	6,720	7,044,164
Series A, 5.00%, 11/15/41 (PR 11/15/25)	4,750	5,376,432
Series A, 5.00%, 11/15/45 (PR 11/15/25)	4,550	5,150,056
Series A, 5.00%, 02/15/49 (PR 02/15/26)	15,325	17,449,339
Series B, 5.00%, 08/15/28 (PR 08/15/22)	6,170	6,291,928
Series B, 5.00%, 08/15/30 (PR 08/15/22)	14,420	14,704,961
Series C, 5.00%, 08/15/24	715	779,970
Series C, 5.00%, 08/15/25	165	185,471
Massachusetts State College Building Authority RB
Series A, 5.00%, 05/01/38 (PR 05/01/25) (HERBIP)	5,000	5,574,349
Series A, 5.00%, 05/01/41 (PR 05/01/25) (ST HGR ED INTERCEPT PROG)	2,960	3,300,015
Series B, 5.00%, 05/01/44 (PR 05/01/24) (HERBIP)	3,935	4,255,276
Series D, 5.00%, 05/01/41 (Put 05/01/25) (ST INTERCEPT)	4,515	5,033,638

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, VRDN,5.00%, 01/01/39 (Put 01/01/23)(a)(b)	$3,500	$3,616,364
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/23	1,625	1,716,366
Series B, 5.00%, 08/01/24	3,280	3,574,525
Series B, 5.00%, 08/01/40 (Put 08/01/26)	5,080	5,856,961
Series B, 5.25%, 08/01/25 (AGM)	825	933,464
Series C, 5.00%, 08/01/23	125	132,028
Series C, 5.00%, 08/01/23 (ETM)	25	26,366
Series C, 5.00%, 08/01/24	1,440	1,568,223
Series C, 5.00%, 08/01/34 (PR 08/01/26)	10,000	11,529,451
Series C, 5.00%, 08/01/40 (Put 08/01/26)	16,000	18,447,122
Series F, 5.00%, 08/01/24	275	299,693
University of Massachusetts Building Authority RB
Series 2021-1, 5.00%, 11/01/22	4,600	4,729,809
Series 2021-1, 5.00%, 11/01/23	4,195	4,467,017
Series 2021-1, 5.00%, 11/01/24	175	192,581

		438,977,450

Michigan — 1.5%
City of Detroit MI Sewage Disposal System Revenue RB, Series A, 5.25%, 07/01/39 (PR 07/01/22)	28,115	28,547,524
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/26	300	344,289
Livonia Public Schools GO, Series I, 5.00%, 05/01/43 (PR 05/01/23)	16,910	17,706,064
Michigan Finance Authority RB
5.00%, 07/01/22 (AGM)	2,000	2,028,648
5.00%, 07/01/26 (Call 07/01/24) (AGM)	175	190,382
Series C-1, 5.00%, 07/01/44 (PR 07/01/22)	18,160	18,424,411
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,743,368
Series C-3, 5.00%, 07/01/25 (Call 07/01/24) (AGM)	335	364,446
Series D1, 5.00%, 07/01/22 (AGM)	2,000	2,028,648
Michigan State Building Authority RB
Series I, 5.00%, 04/15/22	460	462,499
Series I, 5.00%, 04/15/23	1,400	1,463,921
Series I, 5.00%, 04/15/24	500	538,822
Series I, 5.00%, 04/15/26	1,045	1,192,510
Michigan State University RB, Series C, 5.00%, 08/15/22	125	127,470
State of Michigan GO, Series A, 5.00%, 12/01/22	1,040	1,072,910
State of Michigan RB
5.00%, 03/15/22	1,610	1,612,581
5.00%, 03/15/24	3,040	3,268,722
5.00%, 03/15/25	1,285	1,423,474
5.00%, 03/15/26	5,425	6,186,047
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/22	2,780	2,862,093
Series A, 5.00%, 11/15/23	800	852,485
Series A, 5.00%, 11/15/24	1,000	1,099,260
University of Michigan RB
Series A, 5.00%, 04/01/23	340	355,033
Series A, 5.00%, 04/01/24	300	323,608
Series A, 5.00%, 04/01/25	3,500	3,893,445
Series A, 5.00%, 04/01/26	5,130	5,872,162
Series B, VRDN,0.19%, 04/01/28 (Put 02/28/22)(a)(b)	4,500	4,500,000
Series C, VRDN,4.00%, 04/01/49 (Put 01/01/24)(a)(b)	1,000	1,046,711

		109,531,533

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota — 1.8%
City of Minneapolis MN GO
3.00%, 12/01/23	$480	$496,062
4.00%, 12/01/24	1,665	1,787,925
4.00%, 12/01/26	2,235	2,501,821
County of Hennepin MN GO
Series B, 5.00%, 12/15/26	485	566,418
Series C, 5.00%, 12/15/26	2,075	2,423,334
Metropolitan Council GO
Series B, 5.00%, 12/01/22	10,000	10,317,974
Series B, 5.00%, 12/01/23	4,495	4,800,600
Series B, 5.00%, 12/01/24	13,500	14,879,352
Series B, 5.00%, 12/01/25	2,500	2,838,895
Series C, 5.00%, 03/01/26	200	228,737
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	3,055	3,259,601
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	6,435	6,435,000
Series A, 5.00%, 03/01/23	3,685	3,837,480
State of Minnesota GO
Series A, 5.00%, 08/01/23	1,650	1,743,251
Series A, 5.00%, 08/01/24	260	283,281
Series A, 5.00%, 08/01/25	8,775	9,852,512
Series A, 5.00%, 08/01/26	3,170	3,659,248
Series A, 5.00%, 09/01/26	14,130	16,347,703
Series B, 5.00%, 08/01/22	570	580,368
Series B, 5.00%, 09/01/22	780	796,883
Series B, 5.00%, 08/01/23	370	390,911
Series B, 5.00%, 08/01/24 (Call 08/01/22)	500	508,884
Series B, 5.00%, 09/01/24	5,000	5,461,920
Series B, 5.00%, 09/01/25	5,000	5,627,635
Series D, 5.00%, 08/01/22	3,155	3,212,390
Series D, 5.00%, 08/01/23	6,155	6,502,857
Series D, 5.00%, 08/01/24	9,325	10,160,000
Series D, 5.00%, 10/01/24	1,630	1,785,152
Series D, 5.00%, 08/01/25	125	140,349
Series D, 5.00%, 08/01/26	3,590	4,144,069
Series D, 5.00%, 10/01/26	150	173,929
Series E, 3.00%, 08/01/24	3,500	3,642,314
Series F, 5.00%, 10/01/22	385	394,636
Series F, 5.00%, 10/01/23	8,625	9,162,725

		138,944,216

Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/22	950	970,611
Series B, 5.00%, 09/01/23	1,275	1,350,813
Series B, 5.00%, 12/01/35 (Put 12/01/26)	1,000	1,163,162
Series C, 5.00%, 10/01/24	375	410,695
Series C, 5.00%, 10/01/26 (Call 10/01/25)	100	112,705
Series F, 4.00%, 11/01/22	5,210	5,323,645

		9,331,631

Missouri — 1.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (PR 10/01/22)	14,425	14,783,476
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/25	10,000	11,210,120
Metropolitan St Louis Sewer District RB
Series A, 5.00%, 05/01/25	520	580,076
Series A, 5.00%, 05/01/26	3,680	4,222,175

Security	Par (000)	Value

Missouri (continued)
Metropolitan St. Louis Sewer District RB, Series A, 5.00%, 05/01/42 (PR 05/01/22)	$2,060	$2,075,147
Missouri Highway & Transportation Commission RB
5.00%, 11/01/23	12,000	12,780,178
5.00%, 05/01/25	1,385	1,547,298
5.00%, 11/01/25	4,775	5,409,279
Series A, 5.00%, 05/01/22	6,175	6,220,611
Series A, 5.00%, 05/01/23	1,635	1,712,361
Series A, 5.00%, 05/01/24	5,690	6,163,321
Series A, 5.00%, 05/01/26	300	344,593
Series A, 5.00%, 05/01/26 (Call 05/01/24)	1,490	1,609,273
Series B, 5.00%, 05/01/22	6,170	6,215,574
Series S, 5.00%, 05/01/23	170	178,044
Missouri State Board of Public Buildings RB
Series B, 5.00%, 10/01/22	5,000	5,124,847
Series B, 5.00%, 10/01/24	15,000	16,411,722

		96,588,095

Nebraska — 0.3%
City of Lincoln NE Electric System Revenue RB, 3.50%, 09/01/32 (Put 09/01/22)	14,265	14,464,841
City of Omaha NE Sewer Revenue RB, Series A, 4.00%, 04/01/23	1,685	1,741,608
Nebraska Public Power District RB, Series C, 5.00%, 01/01/24	2,085	2,230,535
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 08/01/24)	3,400	3,706,152

		22,143,136

Nevada — 1.2%
Clark County School District GOL
Series A, 5.00%, 06/15/23	600	629,957
Series A, 5.00%, 06/15/22	1,930	1,953,768
Series A, 5.00%, 06/15/23	2,960	3,107,788
Series A, 5.00%, 06/15/24	425	459,686
Series B, 5.00%, 06/15/23	1,525	1,601,141
Series B, 5.00%, 06/15/26	7,835	8,963,429
Series C, 5.00%, 06/15/22	525	531,465
Series D, 5.00%, 06/15/23	1,540	1,616,890
Series D, 5.00%, 06/15/24	150	162,242
County of Clark Department of Aviation RB
5.00%, 07/01/23	1,655	1,741,328
5.00%, 07/01/24	1,575	1,709,639
5.00%, 07/01/26	2,000	2,290,729
Series A, 5.00%, 07/01/23	4,505	4,739,991
County of Clark NV GOL
5.00%, 06/01/23	5,510	5,784,035
5.00%, 11/01/38 (Put 11/01/23)	3,520	3,744,626
Series A, 5.00%, 11/01/24	995	1,092,482
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,645	1,730,807
County of Clark NV RB
5.00%, 07/01/23	1,435	1,509,853
5.00%, 07/01/26	1,465	1,677,959
County of Washoe NV GOL, 5.00%, 07/01/26	5,045	5,789,786
Las Vegas Valley Water District GOL
Series A, 5.00%, 06/01/22	1,275	1,289,120
Series A, 5.00%, 06/01/25	5,550	6,199,133
Series A, 5.00%, 06/01/26	5,825	6,688,252
Series C, 5.00%, 06/01/23	7,895	8,292,841
Series C, 5.00%, 06/01/25	8,705	9,722,293

90	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada GOL
5.00%, 05/01/26	$120	$137,470
Series B, 5.00%, 11/01/25 (Call 05/01/25)	50	55,661
Series B, 5.00%, 11/01/26 (Call 05/01/25)	100	111,157
Series D, 5.00%, 04/01/24	1,510	1,628,830
Series D, 5.00%, 04/01/25	135	150,089
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	2,660	2,927,223
5.00%, 12/01/25	185	209,497

		88,249,167

New Hampshire — 0.2%
State of New Hampshire GO
Series C, 5.00%, 12/01/25	2,810	3,188,709
Series D, 5.00%, 12/01/24	10,000	11,013,166

		14,201,875

New Jersey — 3.5%
County of Bergen NJ GO, 5.00%, 10/15/22	1,265	1,298,470
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	2,705	2,800,173
New Jersey Economic Development Authority RB
5.00%, 06/15/23	650	680,997
5.00%, 06/15/26	3,000	3,390,412
Series B, 5.00%, 11/01/22	340	348,903
Series B, 5.00%, 11/01/23 (SAP)	1,100	1,165,683
Series B, 5.00%, 11/01/25	700	780,661
Series BBB, 5.00%, 06/15/22	2,500	2,529,984
Series D, 5.00%, 06/15/25	1,000	1,104,684
Series II, 5.00%, 03/01/22	425	425,000
Series II, 5.00%, 03/01/23 (Call 03/28/22)	500	502,411
Series II, 5.00%, 03/01/26 (Call 03/01/22)	490	490,000
Series II, 5.00%, 03/01/27 (PR 03/01/22)	755	755,000
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,850	6,403,591
Series N-1, 5.50%, 09/01/25 (AGM)	3,475	3,934,147
Series NN, 5.00%, 03/01/22	4,675	4,675,000
Series NN, 5.00%, 03/01/23	2,470	2,563,644
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	2,825	2,922,446
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	4,160	4,302,289
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	1,195	1,235,420
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	660	712,767
Series XX, 5.00%, 06/15/23 (SAP)	1,710	1,791,547
Series XX, 5.00%, 06/15/25	3,000	3,314,052
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/25	4,565	5,113,033
Series B, 5.00%, 07/01/22	480	487,037
Series B, 5.00%, 07/01/25	1,145	1,282,458
Series B, 5.00%, 07/01/26	275	316,847
Series C, 5.00%, 03/01/24	450	483,814
Series C, 5.00%, 03/01/26	6,770	7,728,524
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,610	5,034,554
5.00%, 12/15/25	3,620	4,049,204
Series A, 0.00%, 12/15/23(c)	2,525	2,437,987
Series A, 0.00%, 12/15/26(c)	755	671,485
Series A, 5.00%, 06/15/22	2,460	2,490,007
Series A, 5.00%, 06/15/23	16,425	17,234,240
Series A, 5.00%, 12/15/23	1,150	1,222,899
Series A, 5.00%, 06/15/24	4,530	4,894,375
Series A, 5.00%, 06/15/25	1,100	1,215,152
Series A, 5.00%, 06/15/26	1,010	1,141,439

Security	Par (000)	Value

New Jersey (continued)
Series A, 5.00%, 12/15/26	$1,025	$1,171,855
Series A, 5.25%, 12/15/22	700	722,770
Series A, 5.50%, 12/15/22	6,490	6,713,769
Series A, 5.50%, 12/15/23	9,155	9,815,791
Series A, 5.75%, 06/15/23 (NPFGC)	2,000	2,114,449
Series A-1, 5.00%, 06/15/24	2,065	2,231,100
Series AA, 5.00%, 06/15/22	1,660	1,679,910
Series AA, 5.00%, 06/15/22 (SAP)	845	855,135
Series AA, 5.00%, 06/15/23	2,100	2,200,145
Series AA, 5.00%, 06/15/26 (Call 06/15/23)	445	464,243
Series B, 5.25%, 12/15/22 (AMBAC)	100	103,253
Series B, 5.25%, 12/15/23 (AMBAC)	7,015	7,490,506
Series C, 0.00%, 12/15/24 (AMBAC)(c)	1,175	1,111,596
Series C, 0.00%, 12/15/25 (AMBAC)(c)	7,215	6,652,498
Series C, 0.00%, 12/15/26 (AMBAC)(c)	965	866,413
Series D, 5.00%, 12/15/23	2,285	2,429,847
Series D, 5.00%, 12/15/24	465	507,824
Series D, 5.25%, 12/15/23	5,630	6,011,625
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/23 (ETM)	2,740	2,834,355
Series A, 5.00%, 01/01/24 (PR 07/01/22)	750	760,920
Series A, 5.00%, 01/01/25 (PR 07/01/22)	110	111,602
Series A, 5.00%, 01/01/38 (PR 07/01/22)	16,510	16,750,387
Series A, 5.00%, 01/01/43 (PR 07/01/22)	7,925	8,040,389
Series B, 5.00%, 01/01/23	4,440	4,589,501
Series B, 5.00%, 01/01/24 (PR 01/01/23)	2,585	2,674,017
Series B, 5.00%, 01/01/25 (PR 01/01/23)	1,990	2,058,528
Series B, 5.00%, 01/01/27 (PR 01/01/23)	1,915	1,980,945
Series B, 5.00%, 01/01/28 (PR 01/01/23)	5,200	5,379,067
Series C, 5.00%, 01/01/25	3,160	3,474,083
Series C-2, 5.50%, 01/01/25 (AMBAC)	1,040	1,158,669
State of New Jersey, 4.00%, 06/01/27 (Call 06/01/23)	3,000	3,096,555
State of New Jersey GO
2.00%, 06/01/24	4,810	4,857,899
5.00%, 06/01/26 (Call 06/01/25)	350	387,222
5.00%, 06/01/32 (PR 06/01/25)	2,355	2,624,071
Series A, 4.00%, 06/01/23	5,720	5,917,804
Series A, 5.00%, 06/01/24	5,365	5,783,623
Series A, 5.00%, 06/01/25	20,320	22,518,547
Series A, 5.00%, 06/01/26	10,800	12,280,855
Series T, 5.00%, 06/01/22	970	980,056
Series T, 5.00%, 06/01/23	15	15,704

		265,347,864

New Mexico — 0.9%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/22	1,050	1,064,863
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/23	5,680	5,973,758
Series A, 5.00%, 06/15/24	6,505	7,054,330
Series A, 5.00%, 06/15/25	1,400	1,563,611
Series A, 5.00%, 06/15/26	2,000	2,297,019
Series E, 5.00%, 06/15/24	1,845	2,002,115
Series SR, 4.00%, 06/15/22	2,425	2,448,795
Series SR, 5.00%, 06/15/22	2,575	2,607,614
State of New Mexico, 5.00%, 03/01/25	18,290	20,306,304
State of New Mexico GO
5.00%, 03/01/24	225	242,092
Series B, 5.00%, 03/01/22	7,250	7,250,000
Series B, 5.00%, 03/01/23	220	228,969
Series B, 5.00%, 03/01/24	385	414,247

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/22	$3,150	$3,195,652
5.00%, 07/01/23	1,145	1,205,509
Series A, 5.00%, 07/01/26	5,030	5,783,985
Series B, 4.00%, 07/01/22	2,075	2,098,234
Series B, 4.00%, 07/01/23	2,055	2,136,507

		67,873,604

New York — 15.5%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	215	221,096
Series A, 5.00%, 11/01/23	830	884,105
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,945	2,071,788
SERIES D-2, 0.19%, 11/01/38 (Put 02/28/22)(a)(b)	4,650	4,650,000
City of New York NY GO
Series 1, 5.00%, 08/01/22	4,790	4,876,120
Series 1, 5.00%, 08/01/23	2,245	2,370,245
Series 1, 5.00%, 08/01/24	825	898,255
Series 1, 5.00%, 08/01/25	885	991,781
Series 1, 5.00%, 08/01/26	1,585	1,823,749
Series 2015-A, 5.00%, 08/01/22	1,815	1,847,632
Series 2015-A, 5.00%, 08/01/23	145	153,089
Series A, 5.00%, 08/01/22	15,125	15,396,935
Series A, 5.00%, 08/01/23	4,655	4,914,696
Series A, 5.00%, 08/01/24	1,675	1,823,730
Series A, 5.00%, 08/01/24 (Call 03/31/22)	400	401,407
Series A, 5.00%, 08/01/25	3,135	3,513,256
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,665	1,809,102
Series A-1, 5.00%, 08/01/23	2,395	2,528,614
Series A-1, 5.00%, 08/01/25	2,240	2,510,270
Series A-2015, 5.00%, 08/01/24	4,700	5,117,332
Series B, 5.00%, 08/01/22	270	274,854
Series B, 5.00%, 08/01/23 (Call 08/01/22)	475	482,833
Series B, 5.00%, 08/01/24 (Call 08/01/22)	115	117,000
Series B-1, 5.00%, 10/01/25	675	760,037
Series C, 5.00%, 08/01/22	11,355	11,559,153
Series C, 5.00%, 08/01/23	18,925	19,980,799
Series C, 5.00%, 08/01/24	18,755	20,420,331
Series C, 5.00%, 08/01/25	7,575	8,488,971
Series C, 5.00%, 08/01/26	2,765	3,181,493
Series C-1, 4.00%, 08/01/22	8,185	8,298,391
Series C-1, 5.00%, 08/01/23	1,695	1,789,562
Series C-1, 5.00%, 08/01/24	5,300	5,770,608
Series C-1, 5.00%, 08/01/25	1,615	1,809,860
Series D, 5.00%, 08/01/22	1,405	1,430,261
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,195	5,382,788
Series D, 5.00%, 08/01/24 (Call 02/01/23)	1,180	1,223,535
Series E, 5.00%, 08/01/22	1,335	1,359,002
Series E, 5.00%, 08/01/23	5,135	5,421,474
Series E, 5.00%, 08/01/24	2,335	2,542,334
Series E, 5.00%, 08/01/24 (Call 02/01/23)	1,850	1,918,254
Series E, 5.00%, 08/01/25	6,145	6,886,432
Series E, 5.00%, 08/01/25 (Call 02/01/23)	245	253,993
Series E, 5.00%, 08/01/26	865	995,295
Series E, 5.25%, 08/01/22	105	106,996
Series E-3, 5.00%, 08/01/23 (Call 03/31/22)	560	561,796
Series F, 5.00%, 08/01/22 (Call 03/31/22)	1,205	1,209,335
Series F, 5.00%, 08/01/23 (Call 03/31/22)	890	892,854
Series F, 5.00%, 08/01/24 (Call 03/31/22)	1,595	1,600,609
Series F, 5.00%, 08/01/25 (Call 03/31/22)	210	211,143
Series F-1, 5.00%, 06/01/25	995	1,109,693

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	$5,000	$5,201,787
Series F6, VRDN,0.08%, 06/01/44 (Put 02/28/22)(a)(b)	10,000	10,000,000
Series G, 5.00%, 08/01/22	1,660	1,689,845
Series G, 5.00%, 08/01/23	5,140	5,426,753
Series G-1, 5.00%, 04/01/22	2,265	2,273,226
Series G-1, 5.00%, 04/01/23 (PR 04/01/22)	2,405	2,413,576
Series I, 5.00%, 08/01/22	2,755	2,804,533
Series I, 5.00%, 08/01/23 (Call 08/01/22)	350	355,771
Series I, 5.00%, 08/01/24 (Call 08/01/22)	1,510	1,536,257
Series J, 5.00%, 08/01/22	2,675	2,723,094
Series J, 5.00%, 08/01/23	2,985	3,151,529
Series J, 5.00%, 08/01/24	485	528,065
Series J, 5.00%, 08/01/24 (Call 08/01/23)	805	849,091
Series J, 5.00%, 08/01/26	500	575,315
Series J-10, 5.00%, 08/01/26	445	512,031
Series J-4, 5.00%, 08/01/24	1,825	1,987,049
City of New York NY GOL
Series F-1, 4.00%, 03/01/25	7,200	7,760,454
Series F-1, 5.00%, 03/01/26	3,460	3,936,852
Series F-1, 5.00%, 03/01/27	2,675	3,119,025
County of Westchester NY GOL
Series A, 5.00%, 10/15/23	7,395	7,867,069
Series A, 5.00%, 10/15/24	7,650	8,396,427
Hudson Yards Infrastructure Corp., Series A, 5.00%, 02/15/24	255	273,897
Hudson Yards Infrastructure Corp. RB
Series A, 5.00%, 02/15/25	1,810	2,007,385
Series A, 5.00%, 02/15/26	500	571,113
Long Island Power Authority RB
1.00%, 09/01/25 (Call 09/01/23)	8,075	7,897,340
Series A, 5.00%, 09/01/26	810	934,834
Series A, 5.00%, 09/01/42 (PR 09/01/22)	6,005	6,133,458
Series B, VRDN,0.85%, 09/01/50 (Put 03/01/25)(a)(b)	7,000	6,778,906
Series B, VRDN,1.50%, 09/01/51 (Put 03/01/26)(a)(b)	390	387,006
Series B, VRDN,1.65%, 09/01/49 (Put 03/01/24)(a)(b)	1,425	1,433,340
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/23 (Call 11/15/22)	2,820	2,903,077
Series A-1, 5.00%, 11/15/24	2,000	2,194,337
Series A2, 5.00%, 11/15/25	4,850	5,420,035
Series A-2, 5.00%, 11/15/23	1,265	1,345,229
Series B, 5.00%, 11/15/22	1,725	1,773,162
Series B, 5.00%, 11/15/23	3,135	3,333,829
Series B, 5.00%, 11/15/24	1,600	1,755,470
Series B, 5.00%, 11/15/25	2,275	2,542,387
Series B-1, 5.00%, 05/15/22	1,500	1,513,601
Series B-2, 3.00%, 11/01/22	7,270	7,372,185
Series C, 5.00%, 11/15/22	1,390	1,428,809
Series C, 5.00%, 11/15/25 (PR 11/15/24)	2,175	2,392,367
Series C-1, 5.00%, 11/15/23	565	600,834
Series C-1, 5.00%, 11/15/24	13,600	14,921,006
Series C-1, 5.00%, 11/15/25	3,530	3,944,891
Series C-1, 5.00%, 11/15/26	9,430	10,761,744
Series D-1, 5.00%, 11/01/22	3,560	3,654,345
Series D-1, VRDN,5.00%, 11/15/34 (Put 11/15/24)(a)(b)	5,000	5,451,535
Series E, 5.00%, 11/15/22	3,755	3,859,839
Series F, 5.00%, 11/15/22	1,790	1,839,977
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,068,361
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,965	6,124,585
Series F, 5.00%, 11/15/25	1,880	2,100,962

92	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/38 (Put 07/01/23)	$5,000	$5,265,598
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,085	1,117,328
New York City Municipal Water Finance Authority RB
Series CC-2, 5.00%, 06/15/27 (Call 12/15/25)	2,250	2,548,036
VRDN, VRDN,0.09%, 06/15/49 (Put 02/28/22)(a)(b)	10,000	10,000,000
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/22 (SAW)	450	457,223
5.00%, 07/15/23 (SAW)	215	226,596
5.00%, 07/15/25 (SAW)	125	139,946
Series 2018, 5.00%, 07/15/23	330	347,575
Series 2019, 5.00%, 07/15/23	415	437,384
Series S, 4.00%, 07/15/24 (SAW)	290	308,844
Series S1, 5.00%, 07/15/23 (Call 07/15/22) (SAW)	30	30,438
Series S-1, 5.00%, 07/15/24 (SAW)	2,645	2,879,375
Series S-1, 5.00%, 07/15/25 (SAW)	135	151,440
Series S2, 5.00%, 07/15/25 (Call 07/15/22) (SAW)	120	121,858
Series S-3, 5.00%, 07/15/24 (SAW)	1,270	1,382,098
Series S-3, 5.00%, 07/15/25 (SAW)	605	677,978
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	245	248,577
4.00%, 08/01/25	550	598,848
5.00%, 08/01/22	1,690	1,720,171
5.00%, 11/01/22	7,860	8,078,604
5.00%, 11/01/23	7,785	8,287,133
5.00%, 05/01/24	400	432,736
5.00%, 11/01/24	7,625	8,380,482
5.00%, 02/01/25	340	375,919
5.00%, 08/01/25	1,720	1,929,978
5.00%, 11/01/25	1,100	1,243,162
5.00%, 11/01/26	12,055	13,991,343
Series 21- A, 5.00%, 11/01/22	195	200,423
Series A, 5.00%, 08/01/25 (Call 08/01/22)	35	35,625
Series A-1, 5.00%, 05/01/22	3,230	3,253,479
Series A-1, 5.00%, 08/01/22	5,050	5,140,156
Series A-1, 5.00%, 08/01/23	5,250	5,543,654
Series A-1, 5.00%, 05/01/24	3,370	3,645,799
Series A-1, 5.00%, 08/01/24	7,015	7,650,175
Series A-1, 5.00%, 08/01/25	1,185	1,329,665
Series A-1, 5.00%, 11/01/25	3,010	3,401,743
Series A-1, 5.00%, 11/01/26	9,835	11,414,754
Series A-3, 5.00%, 08/01/23	3,300	3,484,583
Series A-4, VRDN,0.08%, 08/01/45 (Put 03/01/22)(a)(b)	15,000	15,000,000
Series B, 5.00%, 11/01/22	305	313,483
Series B, 5.00%, 11/01/23 (Call 11/01/22)	1,245	1,277,202
Series B, 5.00%, 11/01/24 (Call 11/01/22)	730	750,303
Series B, 5.00%, 11/01/25 (Call 11/01/22)	665	683,495
Series C, 5.00%, 11/01/22	2,345	2,410,219
Series C, 5.00%, 11/01/23	1,635	1,740,458
Series C, 5.00%, 11/01/24	190	208,825
Series C, 5.00%, 11/01/25	1,120	1,265,765
Series C, 5.00%, 11/01/25 (Call 05/01/25)	580	646,242
Series C, 5.00%, 11/01/26 (Call 05/01/25)	1,485	1,652,155
Series C, 5.00%, 11/01/26 (Call 11/01/25)	3,240	3,656,715
Series C1, 5.00%, 05/01/22	3,000	3,021,807
Series D-S, 5.00%, 11/01/23	305	324,893
Series F-1, 5.00%, 05/01/22	525	528,816

Security	Par (000)	Value

New York (continued)
Series F-1, 5.00%, 05/01/23 (Call 05/01/22)	$40	$40,265
Series F-1, 5.00%, 02/01/25 (Call 02/01/23)	325	336,778
New York City Water & Sewer System RB
5.00%, 06/15/25	390	435,177
Series AA-2, 5.00%, 06/15/23	1,990	2,092,828
Series BB2, 4.00%, 06/15/23	1,060	1,100,952
Series BB2, 4.00%, 06/15/24	1,420	1,507,349
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	6,815	7,284,572
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	425	467,134
Series CC, VRDN,0.19%, 06/15/41 (Put 02/28/22)(a)(b)	1,700	1,700,000
Series CC-2, 5.00%, 06/15/22	18,390	18,624,090
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	1,715	1,772,954
Series CC-2, 5.00%, 06/15/25	705	786,666
Series DD, 5.00%, 06/15/23	1,000	1,051,673
Series DD, 5.00%, 06/15/25	7,990	8,915,550
Series DD, 5.00%, 06/15/26	10,980	12,590,907
Series DD, VRDN,0.09%, 06/15/43 (Put 02/28/22)(a)(b)	15,000	15,000,000
Series DD-2, 5.00%, 06/15/22	7,455	7,549,459
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	1,020	1,054,468
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	370	395,494
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	4,900	5,385,780
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	155	159,929
New York State Dormitory Authority RB
5.00%, 05/15/22	100	100,910
5.00%, 05/15/24 (Call 05/15/22)	3,765	3,798,333
5.00%, 10/01/25	2,025	2,288,452
Series 1, 5.00%, 03/15/25	1,790	1,984,023
Series 2015, 5.00%, 03/15/26 (Call 09/15/25)	1,270	1,428,198
Series 2015 B-A, 5.00%, 03/15/23	765	797,624
Series 2015B-A, 5.00%, 03/15/22	11,235	11,253,509
Series A, 4.00%, 12/15/22	1,205	1,235,397
Series A, 5.00%, 03/15/22	12,070	12,089,884
Series A, 5.00%, 10/01/22	1,150	1,178,920
Series A, 5.00%, 10/01/22 (SAW)	705	722,395
Series A, 5.00%, 12/15/22	1,040	1,074,113
Series A, 5.00%, 02/15/23	3,885	4,037,094
Series A, 5.00%, 03/15/23	17,315	18,053,293
Series A, 5.00%, 05/15/23 (Call 05/15/22)	650	655,384
Series A, 5.00%, 10/01/23 (SAW)	215	227,949
Series A, 5.00%, 12/15/23 (Call 12/15/22)	1,730	1,783,011
Series A, 5.00%, 12/15/23 (PR 12/15/22)	2,235	2,307,958
Series A, 5.00%, 02/15/24	2,970	3,190,787
Series A, 5.00%, 03/15/24	22,495	24,222,453
Series A, 5.00%, 03/15/24 (Call 03/15/23)	750	781,830
Series A, 5.00%, 07/01/24	2,010	2,182,794
Series A, 5.00%, 07/01/24 (PR 07/01/23)	500	526,560
Series A, 5.00%, 10/01/24 (SAW)	360	391,803
Series A, 5.00%, 12/15/24 (Call 12/15/22)	1,530	1,581,333
Series A, 5.00%, 02/15/25	415	458,981
Series A, 5.00%, 02/15/25 (Call 02/15/24)	4,335	4,652,748
Series A, 5.00%, 03/15/25	11,065	12,271,133
Series A, 5.00%, 03/15/25 (Call 03/15/24)	250	268,704
Series A, 5.00%, 03/15/25 (PR 03/15/23)	1,640	1,709,619
Series A, 5.00%, 05/15/25 (Call 05/15/22)	400	403,541
Series A, 5.00%, 12/15/25 (Call 12/15/22)	15,780	16,309,433
Series A, 5.00%, 02/15/26	2,975	3,382,104
Series A, 5.00%, 03/15/26	5,415	6,170,581
Series A, 5.00%, 03/15/26 (Call 03/15/25)	1,875	2,078,236
Series A, 5.00%, 03/15/27	935	1,093,173

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/28 (PR 03/15/23)	$215	$224,127
Series A, 5.00%, 02/15/36 (PR 02/15/23)	12,000	12,472,058
Series A, 5.00%, 07/01/38 (Put 07/01/23)	5,010	5,276,129
Series A, 5.00%, 03/15/43 (PR 03/15/23)	10,000	10,424,509
Series A, 5.00%, 07/01/43 (Put 07/01/23)	4,150	4,370,446
Series A, 5.50%, 05/15/22 (AMBAC)	200	202,019
Series B, 5.00%, 03/15/22	1,715	1,717,825
Series B, 5.00%, 02/15/23	10,110	10,504,900
Series B, 5.00%, 03/15/23 (Call 03/31/22)	100	100,332
Series B, 5.00%, 02/15/24	1,025	1,101,577
Series B, 5.00%, 02/15/25	270	298,733
Series B, 5.00%, 02/15/26	550	625,263
Series C, 5.00%, 03/15/22	3,160	3,165,205
Series C, 5.00%, 03/15/23	7,095	7,396,876
Series C, 5.00%, 03/15/24	15,850	17,064,806
Series C, 5.00%, 03/15/25	2,175	2,410,754
Series C, 5.00%, 03/15/25 (Call 03/15/24)	785	844,721
Series C, 5.00%, 03/15/26	295	336,260
Series D, 5.00%, 02/15/23	14,810	15,385,374
Series D, 5.00%, 02/15/24	4,310	4,627,842
Series D, 5.00%, 02/15/25	6,890	7,621,407
Series D, 5.00%, 02/15/26	2,550	2,898,947
Series E, 5.00%, 03/15/22	5,765	5,774,498
Series E, 5.00%, 02/15/23	2,735	2,842,968
Series E, 5.00%, 03/15/23	1,575	1,641,890
Series E, 5.00%, 03/15/24	15,085	16,240,383
Series E, 5.00%, 02/15/25	2,850	3,153,294
Series E, 5.00%, 03/15/25	250	277,227
Series E, 5.00%, 03/15/26	10,435	11,890,248
Series E, 5.00%, 03/15/26 (Call 09/15/25)	2,965	3,320,157
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	400	434,252
5.00%, 06/15/25	1,890	2,114,761
5.00%, 06/15/26 (Call 06/15/24)	380	412,000
Series A, 5.00%, 06/15/22	395	400,014
Series A, 5.00%, 06/15/23	3,230	3,396,816
Series A, 5.00%, 06/15/23 (Call 06/15/22)	830	839,666
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,670	1,691,884
Series D, 5.00%, 06/15/22	185	187,349
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/22	1,620	1,625,950
Series A, 5.00%, 04/01/23 (Call 04/01/22)	460	461,523
New York State Thruway Authority RB
Series A-1, 5.00%, 03/15/23	5,495	5,729,340
Series A-1, 5.00%, 03/15/25	4,935	5,469,917
Series A-1, 5.00%, 03/15/26	5,015	5,716,412
Series J, 5.00%, 01/01/24	740	790,396
Series J, 5.00%, 01/01/25 (Call 01/01/24)	2,540	2,713,459
Series K, 5.00%, 01/01/23	165	170,654
Series K, 5.00%, 01/01/24	360	384,517
Series L, 5.00%, 01/01/23	2,105	2,177,130
Series L, 5.00%, 01/01/24	100	106,810
Series L, 5.00%, 01/01/26	1,150	1,301,179
New York State Urban Development Corp. RB
5.00%, 03/15/24	6,340	6,824,997
5.00%, 03/15/25	3,110	3,448,082
5.00%, 03/15/25 (Call 03/15/24)	130	139,699
5.00%, 03/15/26	7,530	8,579,989
Series A, 5.00%, 03/15/22	19,230	19,261,680

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 03/15/23	$13,660	$14,242,545
Series A, 5.00%, 03/15/24	18,565	19,985,184
Series A, 5.00%, 03/15/25	3,755	4,163,199
Series A, 5.00%, 03/15/26	4,650	5,298,400
Series A-1, 5.00%, 03/15/22	1,960	1,963,229
Series A-2, 5.50%, 03/15/23 (NPFGC)	185	193,842
Series A-2, 5.50%, 03/15/24 (NPFGC)	3,835	4,166,830
Series C, 5.00%, 03/15/23	490	510,897
Series C, 5.00%, 03/15/24 (Call 03/15/23)	11,260	11,724,726
Series C-1, 5.00%, 03/15/26	905	1,031,194
Series D, 5.00%, 03/15/22	3,880	3,886,392
Series D, 5.00%, 03/15/23	450	469,191
Series D, 5.00%, 03/15/24 (Call 03/15/23)	6,925	7,210,811
Series E, 5.00%, 03/15/23	14,975	15,613,624
Series E, 5.00%, 03/15/24	3,950	4,252,167
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,925	2,004,449
Series E, 5.00%, 03/15/25	5,175	5,737,564
Series E, 5.00%, 03/15/26	10,000	11,394,408
Series E, 5.00%, 03/15/26 (Call 03/15/23)	5,215	5,430,204
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/22	1,160	1,195,821
Series 179, 5.00%, 12/01/23	180	191,913
Series 179, 5.00%, 12/01/25 (Call 12/01/23)	1,030	1,099,098
Series 189, 5.00%, 05/01/26 (Call 05/01/25)	175	193,951
Series 194, 5.00%, 10/15/25	1,050	1,184,759
Series 195, 5.00%, 10/15/26 (Call 10/15/25)	240	269,354
Series 205, 5.00%, 11/15/24	620	681,367
Series 205, 5.00%, 11/15/25	1,220	1,379,815
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	2,035	2,088,949
Series A, 5.00%, 10/15/23	4,830	5,136,041
Series A, 5.00%, 10/15/24	1,320	1,448,221
Series A, 5.00%, 10/15/25 (PR 10/15/24)	375	411,427
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/23	300	319,945
Series A, 5.00%, 11/15/22	3,665	3,773,226
Series A, 5.00%, 11/15/23	550	586,566
Series A, 5.00%, 11/15/23 (Call 05/15/23)	2,270	2,374,633
Series A, 5.00%, 11/15/24	575	631,590
Series A, 5.00%, 11/15/24 (Call 05/15/23)	5,470	5,728,520
Series A, 5.00%, 11/01/25	2,260	2,550,672
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)(b)	1,925	1,949,001
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)(b)	1,925	1,949,773
Series B, 5.00%, 11/15/22	1,170	1,204,802
Series B, 5.00%, 11/15/23 (Call 11/15/22)	5,545	5,697,898
Series B, 5.00%, 11/15/24 (Call 11/15/22)	3,160	3,250,364
Series B-1, 5.00%, 11/15/22	590	607,550
Series B-2, VRDN,5.00%, 05/15/50 (Put 05/15/26)(a)(b)	2,000	2,272,546
Series C 1A, 5.00%, 05/15/25	3,500	3,904,221
Series C-1, 5.00%, 11/15/25	5,265	5,946,545
Series C-1, 5.00%, 11/15/26	930	1,078,178
Series C-1B, VRDN,5.00%, 05/15/51 (Put 05/15/26)(a)(b)	2,500	2,840,683
Utility Debt Securitization Authority RB
Series A, 5.00%, 06/15/25 (Call 06/15/23)	6,650	6,987,291
Series A, 5.00%, 12/15/25 (Call 12/15/23)	455	485,764
Series B, 5.00%, 06/15/24 (Call 06/15/22)	20	20,245
Series B, 5.00%, 12/15/24 (Call 12/15/22)	1,935	1,996,341

		1,166,879,049

94	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina — 3.8%
City of Charlotte NC COP
Series B, 5.00%, 12/01/25	$2,280	$2,584,594
Series B, 5.00%, 12/01/26	4,880	5,685,992
City of Charlotte NC GO, Series A, 5.00%, 07/01/24	405	440,599
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/22	590	598,670
5.00%, 07/01/23	4,350	4,585,240
5.00%, 07/01/24	200	217,580
City of Raleigh NC Combined Enterprise System Revenue RB, Series B, VRDN,0.19%, 03/01/35 (Put 02/28/22)(a)(b)	14,300	14,300,000
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A, 5.00%, 06/01/23	1,000	1,051,145
Series A, 5.00%, 06/01/26	5,045	5,808,426
County of Guilford NC GO
5.00%, 03/01/22	3,205	3,205,000
5.00%, 03/01/24	4,385	4,719,017
Series D, 5.00%, 08/01/22	350	356,396
County of Mecklenburg NC GO
Series A, 5.00%, 09/01/22	3,345	3,417,403
Series A, 5.00%, 09/01/23	1,255	1,329,624
Series A, 5.00%, 12/01/24	290	319,713
County of Wake NC, 5.00%, 04/01/23	275	287,311
County of Wake NC GO
5.00%, 04/01/23	6,925	7,232,723
Series A, 5.00%, 03/01/22	3,035	3,035,000
Series A, 5.00%, 03/01/24	4,760	5,122,581
Series A, 5.00%, 03/01/25	270	299,849
Series A, 5.00%, 02/01/27	10,725	12,571,026
Series C, 5.00%, 03/01/22	6,265	6,265,000
Series C, 5.00%, 03/01/23	10,140	10,558,543
Series C, 5.00%, 03/01/24	4,090	4,401,546
Series C, 5.00%, 03/01/25	2,565	2,848,569
County of Wake NC RB
5.00%, 03/01/26	1,370	1,563,970
Series A, 5.00%, 12/01/22	240	247,613
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/26	410	463,735
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/28 (PR 10/01/23)	505	536,237
State of North Carolina GO
Series A, 5.00%, 06/01/22	7,380	7,461,917
Series A, 5.00%, 06/01/23	6,350	6,671,511
Series A, 5.00%, 06/01/24	9,900	10,739,075
Series A, 5.00%, 06/01/25	10,115	11,311,775
Series A, 5.00%, 06/01/26	18,960	21,820,611
Series B, 5.00%, 06/01/22	650	657,215
Series B, 5.00%, 06/01/23	40	42,025
Series B, 5.00%, 06/01/24	12,455	13,510,625
Series B, 5.00%, 06/01/25	1,280	1,431,445
Series C, 4.00%, 05/01/22	3,740	3,761,635
Series C, 5.00%, 05/01/22	3,305	3,329,523
Series D, 4.00%, 06/01/22	2,270	2,289,599
Series D, 4.00%, 06/01/23	1,695	1,759,851
State of North Carolina RB
5.00%, 03/01/22	5,285	5,285,000
5.00%, 03/01/23	3,815	3,969,563
5.00%, 03/01/24	1,030	1,106,335
5.00%, 03/01/25	3,605	3,989,587
5.00%, 03/01/26	1,645	1,869,652

Security	Par (000)	Value

North Carolina (continued)
Series A, 5.00%, 05/01/23	$15,710	$16,451,449
Series A, 5.00%, 05/01/24	13,395	14,479,244
Series A, 5.00%, 05/01/26	220	252,124
Series B, 5.00%, 05/01/22	1,665	1,677,270
Series B, 5.00%, 05/01/23	8,575	8,979,706
Series B, 5.00%, 05/01/24	115	124,309
Series B, 5.00%, 06/01/24	5,760	6,242,827
Series B, 5.00%, 05/01/25	10,475	11,674,805
Series B, 5.00%, 06/01/25	3,455	3,860,271
Series C, 5.00%, 05/01/22	8,780	8,844,705
Series C, 5.00%, 05/01/23	505	528,834
Series C, 5.00%, 05/01/24	630	680,995
Series C, 5.00%, 05/01/26 (Call 05/01/24)	505	544,973
Town of Cary NC, 5.00%, 09/01/26	4,590	5,319,095
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	2,000	2,062,830

		286,783,483

Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	1,065	1,142,848
5.00%, 02/15/25	1,285	1,421,973
Cincinnati City School District COP, 5.00%, 12/15/29 (Put 12/15/24)	1,500	1,654,091
City of Columbus OH GO
Series 1, 5.00%, 07/01/23	1,645	1,733,057
Series 1, 5.00%, 07/01/25	315	352,488
Series 1, 5.00%, 07/01/26	460	528,953
Series 2017-1, 5.00%, 04/01/24	9,145	9,862,700
Series A, 5.00%, 04/01/22	1,250	1,254,591
Series A, 5.00%, 04/01/25	4,985	5,537,381
City of Columbus OH RB, Series 1, 5.00%, 07/01/27 (Put 07/01/23)	5,000	5,265,598
County of Cuyahoga OH RB, 5.00%, 12/01/32 (PR 12/01/24)	3,390	3,733,464
County of Hamilton OH Sewer System Revenue RB, Series A, 5.00%, 12/01/25	1,230	1,391,909
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/38 (PR 01/01/23)	8,000	8,275,488
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/49 (PR 11/15/24)	1,645	1,809,399
Ohio State University (The) RB
5.00%, 12/01/25	1,700	1,924,443
5.00%, 12/01/26	720	836,757
Ohio Turnpike & Infrastructure Commission RB, Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	5,180	5,381,245
Ohio Water Development Authority RB
5.00%, 06/01/24	150	162,574
5.00%, 06/01/26	1,970	2,264,586
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/22	2,310	2,335,757
5.00%, 12/01/22	845	871,933
5.00%, 06/01/23	3,465	3,641,328
5.00%, 12/01/23	3,415	3,649,023
Series 2015A, 5.00%, 06/01/24	295	319,728
Series 2015-A, 5.00%, 06/01/23	1,585	1,665,658
Series 2015-A, 5.00%, 12/01/23	400	427,411
Series 2015-A, 5.00%, 12/01/24	1,565	1,722,667
Series 2015-A, 5.00%, 06/01/25	5,360	5,988,727
Series 2015-A, 5.00%, 12/01/25	2,475	2,805,644

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Series B, 5.00%, 06/01/22	$2,100	$2,123,416
State of Ohio GO
5.00%, 08/01/25	8,840	9,925,494
5.00%, 08/01/25 (ETM)	20	22,392
Series A, 5.00%, 08/01/22	190	193,456
Series A, 5.00%, 09/01/22	4,940	5,046,926
Series A, 5.00%, 09/15/22	1,500	1,534,838
Series A, 5.00%, 12/15/22	2,545	2,629,362
Series A, 5.00%, 09/01/23	345	365,514
Series A, 5.00%, 09/15/23	1,580	1,676,064
Series A, 5.00%, 12/15/23	5,445	5,822,183
Series A, 5.00%, 09/15/24	275	300,836
Series A, 5.00%, 12/15/24	2,765	3,047,916
Series A, 5.00%, 05/01/25	1,350	1,504,183
Series A, 5.00%, 09/15/25	275	309,763
Series A, 5.00%, 05/01/26	6,215	7,119,789
Series A, 5.00%, 06/15/26	250	287,352
Series A, 5.00%, 05/01/37 (Put 05/01/25)	5,985	6,672,496
Series A, 5.00%, 02/01/38 (PR 02/01/26)	7,790	8,875,438
Series B, 5.00%, 09/15/23	560	594,048
Series B, 5.00%, 08/01/24	10,225	11,143,147
Series B, 5.00%, 09/15/24	225	246,139
Series B, 5.00%, 09/15/25	3,105	3,497,507
Series B, 5.00%, 06/15/35 (PR 06/15/22)	15,000	15,190,938
Series C, 5.00%, 08/01/25	600	673,462
Series C, 5.00%, 03/15/26	3,200	3,652,970
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	705	710,184
Series T, 5.00%, 11/01/23	5,930	6,314,520
Series U, 5.00%, 05/01/25	2,625	2,926,533
Series U, 5.00%, 05/01/26	9,070	10,390,424
State of Ohio RB
5.00%, 12/15/23	325	347,034
Series 1, 5.00%, 12/15/22	1,160	1,197,705
Series 1, 5.00%, 12/15/23	355	379,068
Series 2, 5.00%, 12/15/24	1,605	1,770,155
Series A, 5.00%, 04/01/26	210	239,662

		194,692,335

Oklahoma — 0.3%
Grand River Dam Authority RB, Series A, 5.00%, 06/01/23	2,350	2,466,574
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/25	2,205	2,459,006
Oklahoma Municipal Power Authority RB, Series A, 5.00%, 01/01/26 (AGM)	6,000	6,795,952
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/23	4,800	4,964,477
Series D, 4.00%, 01/01/23	1,025	1,051,660
Series D, 5.00%, 01/01/24	655	700,348
Oklahoma Water Resources Board RB
5.00%, 04/01/24	120	129,314
5.00%, 04/01/24 (OK CERF)	250	269,405
5.00%, 04/01/26 (OK CERF)	425	486,667

		19,323,403

Oregon — 1.2%
City of Portland OR GOL, Series A, 5.00%, 06/01/26	2,665	3,059,947
City of Portland OR Sewer System Revenue RB
Series B, 5.00%, 06/15/22	3,600	3,645,491
Series B, 5.00%, 06/15/23	2,360	2,481,260
City of Portland OR Water System Revenue RB, Series B, 5.00%, 05/01/26	600	686,825

Security	Par (000)	Value

Oregon (continued)
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/23 (GTD)	$10,000	$10,519,104
5.00%, 06/15/25 (GTD)	5,640	6,308,782
Oregon State Lottery RB
Series A, 5.00%, 04/01/26 (Call 04/01/25) (MO)	1,550	1,716,793
Series C, 5.00%, 04/01/23	2,495	2,605,593
Series C, 5.00%, 04/01/24	4,720	5,088,396
Series D, 5.00%, 04/01/26 (Call 04/01/25) (MO)	5,535	6,134,149
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,490	1,534,749
Series A, 5.00%, 11/15/23	3,475	3,704,811
Series A, 5.00%, 11/15/24	10,965	12,062,631
Series A, 5.00%, 11/15/25	260	294,361
Series A, 5.00%, 11/15/25 (Call 11/15/24)	835	917,882
Series A, 5.00%, 11/15/26	220	256,032
Series A, 5.00%, 11/15/29 (PR 11/15/24)	1,685	1,853,397
Series A, 5.00%, 11/15/30 (PR 11/15/24)	2,210	2,430,865
Series A, 5.00%, 11/15/38 (PR 11/15/23)	460	490,437
Series C, 5.00%, 11/15/24	3,070	3,374,729
State of Oregon GO
5.00%, 05/01/24	1,190	1,286,323
5.00%, 05/01/25	1,500	1,671,810
5.00%, 05/01/26	405	464,492
Series A, 5.00%, 05/01/22	8,830	8,895,074
Series A, 5.00%, 05/01/23	725	759,390
Series A, 5.00%, 05/01/24	510	551,281
Series H, 5.00%, 05/01/23	325	340,416
Series N, 5.00%, 05/01/26	2,785	3,194,096
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 06/15/27 (Put 06/15/24) (GTD)	3,850	4,180,057

		90,509,173

Pennsylvania — 2.5%
Allegheny County Sanitary Authority RB, 5.00%, 12/01/22	2,100	2,165,329
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	4,370	4,613,796
Series A, 5.00%, 05/01/24	1,840	1,981,132
Series A, 5.00%, 08/01/24	3,675	3,986,655
Series A, 5.00%, 08/01/25	2,165	2,416,231
Commonwealth of Pennsylvania GO
5.00%, 07/15/22	19,555	19,871,807
5.00%, 07/01/23	1,525	1,605,381
First Series, 5.00%, 04/01/22	1,835	1,841,695
First Series, 5.00%, 06/15/22	225	227,850
First Series, 5.00%, 07/01/22	2,145	2,176,232
First Series, 5.00%, 08/15/22	2,065	2,105,617
First Series, 5.00%, 09/15/22	10,250	10,486,381
First Series, 5.00%, 01/01/23	2,715	2,808,263
First Series, 5.00%, 03/01/23	5,590	5,816,739
First Series, 5.00%, 03/15/23	500	521,004
First Series, 5.00%, 04/01/23	2,125	2,217,779
First Series, 5.00%, 06/01/23 (PR 06/01/22)	320	323,520
First Series, 5.00%, 08/15/23	8,195	8,662,053
First Series, 5.00%, 01/01/24	3,975	4,251,707
First Series, 5.00%, 03/01/24	12,250	13,167,957
First Series, 5.00%, 03/15/24	425	457,422
First Series, 5.00%, 04/01/24 (PR 04/01/23)	75	78,299
First Series, 5.00%, 06/15/24	1,530	1,659,928
First Series, 5.00%, 07/01/24	1,000	1,086,450
First Series, 5.00%, 08/15/24	1,595	1,739,528
First Series, 5.00%, 09/15/24	1,140	1,246,502

96	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
First Series, 5.00%, 01/01/25	$20,100	$22,162,712
First Series, 5.00%, 02/01/25 (AGM)	1,120	1,240,701
First Series, 5.00%, 06/01/25 (PR 06/01/22)	3,990	4,033,885
First Series, 5.00%, 08/15/25	7,095	7,967,580
First Series, 5.00%, 09/15/25	1,725	1,941,785
First Series, 5.00%, 01/01/26	1,010	1,144,258
First Series 2020, 5.00%, 05/01/23	7,500	7,850,385
Second Series, 5.00%, 09/15/22	320	327,380
Second Series, 5.00%, 10/15/22	110	112,903
Second Series, 5.00%, 09/15/23	3,240	3,433,917
Second Series, 5.00%, 10/15/23	580	615,671
Second Series, 5.00%, 01/15/24	1,220	1,306,441
Second Series, 5.00%, 09/15/24	810	885,673
Second Series, 5.00%, 10/15/24 (Call 10/15/23)	650	691,168
Second Series, 5.00%, 01/15/25	1,100	1,214,278
Second Series, 5.00%, 09/15/25	560	630,377
Second Series, 5.00%, 10/15/25 (Call 10/15/23)	435	462,551
Delaware River Port Authority RB
Series B, 5.00%, 01/01/23	1,700	1,758,830
Series B, 5.00%, 01/01/24	715	764,367
Series B, 5.00%, 01/01/25	655	721,640
Series B, 5.00%, 01/01/26	930	1,053,745
Pennsylvania Economic Development Financing Authority RB, 5.00%, 03/01/34 (PR 03/01/22)	4,090	4,090,000
Pennsylvania Higher Educational Facilities Authority RB, 5.00%, 10/01/23	935	993,293
Pennsylvania Intergovernmental Cooperation Authority RB, 5.00%, 06/15/22	250	253,174
Pennsylvania State University (The) RB, Series EE, 5.00%, 03/01/25	770	853,924
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	775	798,695
5.00%, 12/01/24	500	549,802
5.00%, 12/01/25	160	180,873
5.00%, 12/01/38 (Put 12/01/22)	1,630	1,680,583
Series A, 5.00%, 12/01/23	15	15,982
Series A-1, 5.00%, 12/01/23	190	202,438
Series A2, 5.00%, 12/01/25	1,300	1,469,597
Series A-2, 5.00%, 12/01/26	835	968,325
Series C, 5.00%, 12/01/43 (PR 12/01/23)	10,050	10,727,828
Township of Lower Merion PA GO, Series A, 5.00%, 01/15/25	1,380	1,523,778
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	7,990	8,748,310

		190,892,106

Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	345	362,453
Series A, 5.00%, 06/15/24	4,335	4,701,079

		5,063,532

South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,150,595
5.00%, 12/01/27 (PR 12/01/23)	2,600	2,773,016
County of Charleston SC GO, 5.00%, 11/01/26	7,975	9,295,210
County of Richland SC GO
Series A, 5.00%, 03/01/22 (SAW)	1,300	1,300,000
Series A, 5.00%, 03/01/27	260	305,209

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/26	$625	$720,762
Series B, 5.00%, 12/01/24	1,000	1,096,188
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/23	575	610,848
Series A, 5.00%, 10/01/24	2,420	2,643,878
Series A, 5.00%, 10/01/25	1,645	1,849,783
State of South Carolina GO
Series A, 5.00%, 04/01/22 (SAW)	4,680	4,697,345
Series A, 5.00%, 10/01/22	1,355	1,389,075
Series A, 5.00%, 04/01/24	10,715	11,565,136

		39,397,045

Tennessee — 1.5%
City of Memphis TN Electric System Revenue RB, 5.00%, 12/01/34 (PR 12/01/24)	1,000	1,101,317
City of Memphis TN GO
5.00%, 05/01/23	3,270	3,425,113
5.00%, 05/01/24	3,750	4,053,540
County of Hamilton TN GO
5.00%, 12/01/24	2,435	2,681,706
Series A, 5.00%, 01/01/26	6,960	7,908,402
County of Shelby TN GO
5.00%, 04/01/25	535	594,797
Series A, 5.00%, 03/01/23	975	1,014,946
County of Sumner TN GO, 5.00%, 06/01/22	995	1,005,893
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,470	1,491,304
5.00%, 07/01/23	6,175	6,501,323
5.00%, 07/01/23 (PR 07/01/22)	1,375	1,394,788
5.00%, 01/01/24	3,420	3,657,426
5.00%, 01/01/26	175	198,495
5.00%, 07/01/26	330	379,466
5.00%, 07/01/26 (Put 07/01/23)	6,055	6,376,639
Series A, 5.00%, 07/01/22	15,000	15,217,391
Series A, 5.00%, 07/01/23	13,450	14,160,777
Series A, 5.00%, 01/01/26 (PR 01/01/23)	5,215	5,393,254
Series A, 5.00%, 01/01/28 (PR 01/01/23)	50	51,709
Series A, 5.00%, 01/01/32 (PR 01/01/23)	120	124,102
Series A, 5.00%, 01/01/33 (PR 01/01/23)	4,970	5,139,880
Series C, 5.00%, 01/01/26	5,000	5,671,298
State of Tennessee GO
Series A, 4.00%, 08/01/24 (PR 08/01/22)	2,380	2,413,171
Series A, 5.00%, 08/01/22	8,180	8,326,725
Series A, 5.00%, 08/01/24	400	436,419
Series A, 5.00%, 09/01/26	2,395	2,778,840
Series A, 5.00%, 11/01/26	2,440	2,843,926
Series A, 5.00%, 08/01/28 (PR 08/01/25)	2,230	2,504,625
Series A, 5.00%, 08/01/30 (PR 08/01/25)	1,060	1,190,539
Series B, 5.00%, 08/01/23	1,205	1,272,401

		109,310,212

Texas — 7.2%
Austin Independent School District GO, 5.00%, 08/01/26 (PSF)	765	881,294
Board of Regents of the University of Texas System, Series J, 5.00%, 08/15/26	4,370	5,047,722
Board of Regents of the University of Texas System RB
Series A, 5.00%, 08/15/22	1,125	1,147,284
Series A, 5.00%, 08/15/23	3,130	3,311,194

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 08/15/22	$2,190	$2,233,379
Series B, 5.00%, 08/15/25	310	348,461
Series B, 5.00%, 08/15/26	5,710	6,595,536
Series B, 5.38%, 08/15/23	705	749,616
Series C, 5.00%, 08/15/24	280	305,443
Series C, 5.00%, 08/15/25	1,995	2,242,513
Series C, 5.00%, 08/15/26	625	721,928
Series D, 5.00%, 08/15/24	4,595	5,012,536
Series I, 5.00%, 08/15/22	1,000	1,019,808
Series I, 5.00%, 08/15/23	1,405	1,486,334
Series I, 5.00%, 08/15/24	2,205	2,405,363
Series J, 5.00%, 08/15/23	235	248,604
Series J, 5.00%, 08/15/24	3,105	3,387,143
Series J, 5.00%, 08/15/25	330	370,942
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/23 (PSF)	500	519,494
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42 (PR 01/01/23)	9,620	9,940,651
SERIES C, 5.00%, 01/01/27 (Call 01/01/26)	2,000	2,242,384
Central Texas Turnpike System RB, Series A, 5.00%, 08/15/41 (PR 08/15/22)	25,105	25,595,321
City of Austin TX GOL, 5.00%, 09/01/25	500	563,129
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/26	1,970	2,287,776
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	535	568,267
Series A, 5.00%, 10/01/24	2,665	2,915,816
City of Fort Worth TX Water & Sewer System Revenue RB
Series A, 5.00%, 02/15/23	1,415	1,470,583
Series A, 5.00%, 02/15/26	115	130,975
City of Frisco TX GOL
Series A, 5.00%, 02/15/23	2,620	2,723,428
Series A, 5.00%, 02/15/24	1,250	1,341,875
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/22	1,720	1,743,941
Series D, 5.00%, 07/01/25	875	973,982
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/22	1,485	1,498,578
Series C, 5.00%, 05/15/23	1,140	1,195,849
Series C, 5.00%, 05/15/24	3,765	4,074,809
Series C, 5.00%, 11/15/24	1,095	1,202,768
Series C, 5.00%, 05/15/25 (Call 05/15/24)	5,260	5,688,034
City of Houston TX GOL
Series A, 5.00%, 03/01/23	1,980	2,061,727
Series A, 5.00%, 03/01/24	1,000	1,076,379
City of Lewisville TX Waterworks & Sewer System Revenue RB, 4.00%, 02/15/24	1,235	1,303,479
City of San Antonio Texas Electric & Gas Systems Revenue RB
Series REF, 5.00%, 02/01/23	325	337,355
Series REF, 5.25%, 02/01/24	5,720	6,155,883
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,230	1,358,826
5.00%, 02/01/25 (Call 08/01/22)	250	254,505
Series A, VRDN,1.75%, 02/01/33 (Put 12/01/24)(a)(b)	215	217,503
City of San Antonio TX GOL
5.00%, 08/01/22	5,000	5,090,107
5.00%, 02/01/23 (PR 08/01/22)	1,360	1,384,567
5.00%, 02/01/24	465	498,609

Security	Par (000)	Value

Texas (continued)
Clear Creek Independent School District GO, 5.00%, 02/15/25 (PSF)	$730	$808,486
Conroe Independent School District GO, Series A, 5.00%, 02/15/27 (PSF)	1,405	1,640,029
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	620	635,444
Series A, 5.00%, 10/01/25	2,180	2,458,715
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,905	2,977,364
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	565	634,487
County of Travis TX TB, 5.00%, 03/01/23	1,735	1,805,374
County of Williamson TX GOL
4.00%, 02/15/26	10,000	11,017,852
5.00%, 02/15/24	20,000	21,486,120
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	645	692,407
5.00%, 02/15/26 (PSF)	5,025	5,716,783
Series A, 5.00%, 02/15/24 (PSF)	2,460	2,640,809
Series C, 5.00%, 02/15/25 (Call 02/15/24) (PSF)	975	1,047,842
Dallas Area Rapid Transit RB, Series A, 5.00%, 12/01/26 (PR 12/01/25)	1,080	1,224,705
Dallas Fort Worth International Airport RB
Series A, 5.00%, 11/01/24	3,830	4,193,597
Series A, 5.00%, 11/01/26	565	649,963
Series F, 5.13%, 11/01/25 (Call 11/01/23)	250	265,568
Dallas Independent School District GO
4.00%, 02/15/24 (PSF)	8,230	8,673,224
4.00%, 02/15/27 (PSF)	7,180	8,043,099
5.00%, 02/15/23 (PSF)	5,250	5,453,153
5.00%, 02/15/26 (Call 02/15/25) (PSF)	750	831,097
Dallas/Fort Worth International Airport RB, 5.00%, 11/01/26	1,590	1,827,557
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	1,000	1,019,808
5.00%, 08/15/25 (PSF)	500	562,033
Series C, 5.00%, 08/15/25 (PSF)	375	421,525
Fort Worth Independent School District GO, 5.00%, 02/15/23 (PSF)	1,000	1,039,184
Grand Parkway Transportation Corp. RB
Series A, 5.50%, 04/01/53 (PR 10/01/23)	5,020	5,365,654
Series B, VRDN,5.00%, 10/01/52 (Put 10/01/23)(a)(b)	2,080	2,201,564
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,310,096
Houston Independent School District GOL
5.00%, 02/15/25 (PSF)	1,655	1,833,954
Series A-2, VRDN,2.25%, 06/01/39 (Put 06/01/22) (PSF)(a)(b)	1,000	1,003,222
Irving Independent School District GO, Series A, 5.00%, 02/15/23 (PSF)	800	831,581
Katy Independent School District GO
Series B, 5.00%, 02/15/27 (PSF)	2,000	2,330,400
Series D, 5.00%, 02/15/24 (PSF)	5,050	5,421,174
Keller Independent School District/TX GO, 5.00%, 08/15/31 (Put 02/15/25) (PSF)	1,040	1,150,357
Leander Independent School District GO
Series A, 0.00%, 08/15/34 (PR 08/15/22) (PSF)(c)	1,925	1,146,541
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(c)	5,000	1,862,305
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(c)	7,000	2,313,742
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(c)	275	75,857
Series C, 5.00%, 08/15/24 (PSF)	250	272,653

98	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(c)	$1,425	$1,420,936
5.00%, 08/15/23	1,865	1,971,569
Series B, 5.00%, 08/15/25	7,530	8,464,222
Lone Star College System GOL, Series B, 5.00%, 02/15/23	985	1,023,692
Lower Colorado River Authority RB, 5.00%, 05/15/23	3,500	3,668,872
North Texas Tollway Authority RB
5.00%, 01/01/24	505	539,677
Series A, 5.00%, 01/01/23	1,575	1,628,434
Series A, 5.00%, 01/01/24	7,715	8,244,774
Series A, 5.00%, 01/01/25	2,070	2,279,995
Series A, 5.00%, 01/01/25 (Call 01/01/23)	410	423,283
Series A, 5.00%, 01/01/25 (Call 01/01/24)	5,295	5,644,639
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,810	5,120,385
Series B, 5.00%, 01/01/23	2,290	2,366,135
Series B, 5.00%, 01/01/24	1,740	1,856,860
Series B, 5.00%, 01/01/24 (Call 01/01/23)	775	800,070
Series B, 5.00%, 01/01/25 (Call 01/01/23)	170	175,508
Series B, 5.00%, 01/01/26	105	118,385
Series B, 5.00%, 01/01/26 (Call 01/01/23)	1,010	1,042,209
Series B, 5.00%, 01/01/26 (Call 01/01/25)	260	285,766
Series B, 5.00%, 01/01/27	2,450	2,831,148
Northside Independent School District GO, VRDN,2.75%, 08/01/48 (Put 08/01/23) (PSF)(a)(b)	1,000	1,023,575
Northwest Independent School District GO, Series B, 5.00%, 02/15/23 (PSF)	405	420,988
Permanent University Fund - University of Texas System RB
Series A, VRDN,0.18%, 07/01/38 (Put 02/28/22)(a)(b)	3,530	3,530,000
Series B, 5.00%, 07/01/24	630	684,767
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,680	2,912,332
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	90	91,622
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,460	1,569,076
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	1,585	1,599,256
VRDN,1.00%, 05/01/43 (Put 11/01/26)(a)(b)	2,000	1,912,444
Series A, VRDN,2.63%, 05/01/49 (Put 05/01/24)(a)(b)	7,000	7,203,477
Series B, VRDN,2.00%, 05/01/44 (Put 11/01/22)(a)(b)	800	805,117
Spring Branch Independent School District GO
5.00%, 02/01/23 (PSF)	3,515	3,647,970
5.00%, 02/01/25 (PSF)	475	525,469
State of Texas GO
4.00%, 10/01/33 (PR 04/01/24)	145	153,408
5.00%, 04/01/22	3,215	3,226,544
5.00%, 10/01/22	4,660	4,775,806
5.00%, 04/01/23	2,680	2,798,199
5.00%, 10/01/23	3,100	3,293,774
5.00%, 04/01/24	4,080	4,401,076
5.00%, 10/01/24 (Call 04/01/24)	9,165	9,876,388
5.00%, 04/01/25 (Call 04/01/24)	3,535	3,805,592
5.00%, 04/01/26	7,025	8,026,278
5.00%, 10/01/26 (PR 04/01/24)	7,075	7,630,245
5.00%, 10/01/34 (PR 04/01/24)	140	150,987
5.00%, 04/01/44 (PR 04/01/24)	305	328,936
Series A, 5.00%, 10/01/23	1,025	1,089,071
Series A, 5.00%, 10/01/22	20	20,497
Series A, 5.00%, 10/01/23	5,460	5,801,293
Series A, 5.00%, 10/01/24	640	701,090

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/01/25	$1,420	$1,592,343
Series A, 5.00%, 10/01/25 (Call 10/01/24)	3,000	3,280,740
Series A, 5.00%, 10/01/26	2,000	2,313,278
Series A, 5.00%, 10/01/26 (Call 10/01/25)	2,830	3,197,121
Series A, 5.00%, 10/01/30 (PR 10/01/24)	500	547,861
Series A, 5.00%, 10/01/39 (PR 10/01/24)	14,025	15,367,488
Series A, 5.00%, 04/01/42 (PR 04/01/22)	15,225	15,280,547
Series A, 5.00%, 10/01/44 (PR 10/01/24)	1,250	1,369,651
Series B-1, 5.00%, 08/01/23	325	343,273
VRDN, VRDN,0.20%, 12/01/43 (Put 07/03/22)(a)(b)	20,000	20,000,000
Texas A&M University RB
Series B, 5.00%, 05/15/30 (Put 05/15/23)	10,370	10,874,397
Series B, 5.00%, 05/15/31 (PR 05/15/23)	10,890	11,419,690
Series B, 5.00%, 05/15/34 (PR 05/15/23)	7,625	7,995,880
Series C, 5.00%, 05/15/22	3,000	3,027,369
Series C, 5.00%, 05/15/26	100	114,680
Series E, 5.00%, 05/15/23	5,000	5,242,481
Series E, 5.00%, 05/15/25	4,760	5,306,562
Texas State University System RB, Series A, 5.00%, 03/15/25	4,840	5,364,620
Texas Transportation Commission GO, VRDN,0.65%, 10/01/41 (Put 10/01/25)(a)(b)	5,000	4,787,296
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/25	145	162,065
First Series, 5.00%, 10/01/22	6,795	6,966,280
First Series, 5.00%, 10/01/23	4,075	4,331,048
First Series, 5.00%, 10/01/24	5,595	6,126,063
First Series, 5.00%, 10/01/25	2,010	2,263,973
Series A, 5.00%, 04/01/22	5,125	5,143,952
Series A, 5.00%, 04/01/23	4,200	4,387,566
Series A, 5.00%, 04/01/24	2,110	2,274,232
Series A, 5.00%, 10/01/24	260	284,679
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,870	7,413,592
Series A, 5.00%, 10/01/25	1,230	1,385,416
Texas Water Development Board RB
5.00%, 08/01/23	1,065	1,125,190
5.00%, 10/15/23	2,750	2,925,090
5.00%, 04/15/26	675	772,028
5.00%, 08/01/26	510	588,002
Series B, 5.00%, 04/15/23	4,220	4,413,161
Series B, 5.00%, 04/15/25	1,035	1,150,670
Series B, 5.00%, 04/15/26	150	171,562
University of Texas System (The) RB, Series D, 5.00%, 08/15/26	330	381,178

		544,419,885

Utah — 1.1%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/22	2,395	2,429,467
State of Utah GO
5.00%, 07/01/22	5,145	5,220,606
5.00%, 07/01/23	7,940	8,366,118
5.00%, 07/01/24	1,150	1,251,083
5.00%, 07/01/25	210	235,576
5.00%, 07/01/26	580	668,788
Series B, 5.00%, 07/01/22	2,070	2,100,419
Series B, 5.00%, 07/01/23	4,555	4,799,454
Series B, 5.00%, 07/01/24	4,585	4,988,016
Series B, 5.00%, 07/01/25	7,010	7,863,757
Series B, 5.00%, 07/01/26	2,450	2,825,054

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB
Series A, 5.00%, 08/01/25	$1,065	$1,195,016
Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	10,045	10,608,319
Series B-1, 5.00%, 08/01/26 (SAP)	1,500	1,730,113
Utah Transit Authority RB
Series A, 5.00%, 06/15/26 (PR 06/15/25)	5,000	5,586,522
Series A, 5.00%, 06/15/30 (PR 06/15/25)	4,000	4,469,218
Series A, 5.00%, 06/15/37 (PR 06/15/25)	4,600	5,131,730
Series A, 5.00%, 06/15/38 (PR 06/15/25)	2,280	2,547,454
Series A, 5.25%, 06/15/23	7,225	7,623,087

		79,639,797

Virginia — 3.6%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,678,331
City of Alexandria VA GO, Series A, 5.00%, 12/15/25 (SAW)	2,775	3,155,786
City of Harrisonburg VA GO, Series A, 5.00%, 07/15/26 (SAW)	7,165	8,247,637
City of Newport News VA GO, Series A, 4.00%, 02/01/24 (SAW)	1,540	1,624,053
City of Richmond VA Public Utility Revenue RB, Series A, 5.00%, 01/15/43 (PR 01/15/23)	20,000	20,720,896
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	895	940,315
Series B, 4.00%, 06/01/23	1,100	1,142,086
Series B, 5.00%, 06/01/22	1,065	1,076,821
Series B, 5.00%, 06/01/22 (ETM)	245	247,664
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	11,810	13,207,323
County of Arlington VA GO
Series A, 5.00%, 08/01/22 (SAW)	3,095	3,151,560
Series B, 5.00%, 08/15/25	1,000	1,125,872
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	1,976,328
County of Fairfax VA GO
Series A, 4.00%, 10/01/22	4,895	4,990,072
Series A, 4.00%, 10/01/22 (SAW)	2,370	2,416,031
Series A, 4.00%, 10/01/25	2,020	2,213,063
Series A, 5.00%, 10/01/22 (SAW)	7,000	7,176,447
Series B, 5.00%, 10/01/22 (SAW)	2,095	2,147,808
Series B, 5.00%, 04/01/23 (SAW)	4,290	4,480,157
Series B, 5.00%, 10/01/23 (SAW)	3,515	3,734,142
Series B, 5.00%, 04/01/24 (SAW)	5,165	5,575,907
Series B, 5.00%, 10/01/24 (SAW)	4,460	4,892,896
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	5,165	5,632,666
Series A, 5.00%, 08/01/25 (SAW)	1,470	1,652,605
County of Loudoun VA, Series A, 5.00%, 12/01/23	3,015	3,221,612
County of Loudoun VA GO
Series A, 5.00%, 12/01/24 (SAW)	255	281,054
Series B, 5.00%, 12/01/24 (SAW)	4,000	4,408,697
Series B, 5.00%, 12/01/25 (SAW)	30	34,067
Hampton Roads Sanitation District, 4.00%, 01/01/44 (Put 07/01/23)	5,000	5,054,791
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	4,550	4,616,863
University of Virginia RB, Series A, 5.00%, 06/01/43 (PR 06/01/23)	5,585	5,864,912
Virginia College Building Authority RB
5.00%, 02/01/23	5,225	5,420,702
5.00%, 02/01/25	1,445	1,597,219
5.00%, 02/01/26	1,265	1,438,150

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 02/01/25	$715	$790,320
Series A, 5.00%, 02/01/26	11,000	12,505,649
Series A, 5.00%, 09/01/27 (Put 09/01/24) (SAW)	1,000	1,092,902
Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,375	1,426,886
Series B, 5.00%, 09/01/24	100	109,161
Series E, 5.00%, 02/01/23	6,715	6,966,510
Series E, 5.00%, 02/01/24	1,915	2,052,656
Series E, 5.00%, 02/01/25	1,780	1,967,509
Series E, 5.00%, 02/01/26	255	289,904
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/22	2,665	2,689,312
5.00%, 09/15/23	1,160	1,230,528
5.00%, 09/15/23 (PR 03/15/23)	2,725	2,840,679
5.00%, 03/15/24	1,520	1,635,957
5.00%, 09/15/24	4,185	4,570,477
5.00%, 03/15/25	2,250	2,493,883
5.00%, 09/15/25	240	269,896
5.00%, 03/15/26	105	119,597
Series A, 5.00%, 05/15/23	4,040	4,237,423
Series A, 5.00%, 05/15/24	7,525	8,133,924
Series A, 5.00%, 05/15/25	670	746,262
Series A, 5.00%, 05/15/26	275	314,643
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/23)	8,675	9,040,008
Series A-1, 5.00%, 08/01/24	6,800	7,412,303
Series A-1, 5.00%, 08/01/26	8,985	10,367,547
Series B, 5.00%, 08/01/23	3,200	3,378,989
Series B, 5.00%, 08/01/24	2,155	2,349,046
Series B, 5.00%, 08/01/25	14,390	16,151,867
Series B, 5.00%, 08/01/26	255	294,238
Series C, 5.00%, 08/01/24	300	327,013
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	3,995	4,067,670
5.00%, 08/01/23 (SAW)	1,305	1,378,374
5.00%, 08/01/23 (Call 08/01/22)	20	20,329
5.00%, 08/01/23 (PR 08/01/22)	3,680	3,745,698
5.00%, 08/01/24 (SAW)	2,365	2,573,816
5.00%, 08/01/25	1,930	2,163,553
Series 2022, 5.00%, 01/15/27	5,550	6,490,347
Series VIII, 5.00%, 04/15/22	400	402,168
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	6,240	6,396,550

		273,188,127

Washington — 3.7%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/24	1,300	1,427,364
Series S-1, 5.00%, 11/01/26 (Put 11/01/25)	2,630	2,970,272
Series S-1, 5.00%, 11/01/35 (PR 11/01/25)	1,835	2,072,414
SERIES S-1, 5.00%, 11/01/22	1,000	1,028,355
SERIES S-1, 5.00%, 11/01/23	2,000	2,130,030
SERIES S-1, 5.00%, 11/01/25	2,000	2,261,828
SERIES S-1, 5.00%, 11/01/26	3,775	4,388,777
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB
SERIES S-1, 5.00%, 11/01/30 (Put 11/01/25)	4,080	4,607,875
SERIES S-1, 5.00%, 11/01/32 (Put 11/01/25)	2,100	2,371,700
SERIES S-1, 5.00%, 11/01/50 (Put 11/01/25)	10,050	11,350,280
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/22	125	126,828

100	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA GOL
Series A, 5.00%, 12/01/23	$535	$571,373
Series A, 5.00%, 04/01/24	3,500	3,773,175
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/22	345	352,450
Series A, 5.00%, 06/01/22	400	404,420
Series A, 5.00%, 01/01/24	415	444,281
Series A, 5.00%, 07/01/26	635	730,185
Series C, 5.00%, 09/01/26	3,155	3,644,212
County of King WA GOL 5.00%, 07/01/35 (PR 01/01/25)	500	551,900
5.00%, 07/01/36 (PR 01/01/25)	5,740	6,335,808
Series A, 4.00%, 01/01/27	1,585	1,777,065
Series B, 5.00%, 06/01/25	2,220	2,481,911
County of King WA Sewer Revenue RB 5.00%, 07/01/47 (PR 01/01/25)	8,855	9,774,143
Series A, VRDN,0.63%, 01/01/32 (Put 07/01/23)(a)(b)	3,065	3,021,911
Series B, 5.00%, 01/01/35 (PR 07/01/22)	3,280	3,327,757
County of Spokane WA GOL, 5.00%, 12/01/23	1,640	1,750,906
Energy Northwest, Series A, 5.00%, 07/01/26	245	281,836
Energy Northwest RB 5.00%, 07/01/22	4,120	4,180,544
5.00%, 07/01/23	10,150	10,694,722
5.00%, 07/01/24	8,780	9,547,507
5.00%, 07/01/25	9,115	10,206,096
Series A, 5.00%, 07/01/22	1,310	1,329,251
Series A, 5.00%, 07/01/23	1,715	1,807,039
Series A, 5.00%, 07/01/24	610	663,323
Series A, 5.00%, 07/01/25	1,520	1,701,949
Series C, 5.00%, 07/01/25	3,115	3,487,876
Series C-1, 5.00%, 07/01/25 (Call 07/01/24)	615	667,129
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	2,730	2,816,389
State of Washington, Series C, 5.00%, 02/01/27	19,030	22,250,807
State of Washington GO 5.00%, 07/01/24 (Call 07/01/22)	660	669,543
5.00%, 07/01/25 (Call 07/01/22)	200	202,892
Series B, 5.00%, 07/01/22	3,330	3,379,273
Series B, 5.00%, 07/01/23	9,830	10,358,894
Series B, 5.00%, 07/01/24	2,825	3,072,631
Series C, 5.00%, 02/01/23	4,070	4,225,489
Series C, 5.00%, 02/01/26	5,175	5,892,217
Series E, 5.00%, 06/01/26	5,910	6,791,120
Series R-2008, 5.00%, 02/01/27	5,015	5,863,783
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,335	1,353,900
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	1,390	1,410,098
Series R-2013A, 5.00%, 07/01/23 (Call 07/01/22)	155	157,194
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	795	806,495
Series R-2015, 5.00%, 07/01/22	575	583,508
Series R-2015, 5.00%, 07/01/23	1,085	1,143,377
Series R-2015, 5.00%, 07/01/24	1,740	1,892,523
Series R-2015E, 5.00%, 07/01/22	455	461,732
Series R-2015E, 5.00%, 07/01/24	600	652,594
Series R-2015E, 5.00%, 07/01/26 (Call 01/01/25)	5,020	5,520,425
Series R-2017A, 5.00%, 08/01/22	2,325	2,367,685
Series R-2017A, 5.00%, 08/01/23	260	274,770
Series R-2017C, 5.00%, 08/01/24	2,935	3,200,751
Series R-2018C, 5.00%, 08/01/22	6,135	6,247,633
Series R-2018C, 5.00%, 08/01/23	5,625	5,944,541
Series R-2018C, 5.00%, 08/01/24	2,105	2,295,598

Security	Par (000)	Value

Washington (continued)
Series R-2018C, 5.00%, 08/01/25	$530	$594,892
Series R-2018D, 5.00%, 08/01/24	815	888,794
Series R-2018D, 5.00%, 08/01/25	390	437,750
Series R-2020C, 5.00%, 07/01/25	4,315	4,831,520
Series R-2020D, 5.00%, 07/01/23	1,610	1,696,625
Series R-2020D, 5.00%, 07/01/25	4,500	5,038,665
Series R-2021B, 5.00%, 01/01/23	7,305	7,560,904
Series R-2021C, 5.00%, 08/01/22	9,375	9,547,117
Series R-C, 5.00%, 07/01/22	200	202,959
Series R-C, 5.00%, 07/01/23	8,825	9,299,821
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	5,180	5,452,325
Series R F, 5.00%, 07/01/25 (Call 01/01/25)	2,000	2,204,069
Series-R-2020D, 5.00%, 07/01/26	5,285	6,086,823
State of Washington RB
Series C, 5.00%, 09/01/22	180	183,832
Series C, 5.00%, 09/01/23	385	407,477
Series F, 5.00%, 09/01/22	2,990	3,053,659
Series F, 5.00%, 09/01/23 (Call 09/01/22)	155	158,272
Series F, 5.00%, 09/01/24 (Call 09/01/22)	760	775,873
University of Washington RB, Series C, 5.00%, 04/01/24	1,050	1,133,986

		277,635,717

West Virginia — 0.0%
State of West Virginia, Series A, 3.00%, 11/01/25	400	423,703
State of West Virginia GO, Series A, 5.00%, 06/01/25	280	312,844
West Virginia Commissioner of Highways RB
Series A, 5.00%, 09/01/23	405	429,082
Series A, 5.00%, 09/01/26	1,000	1,151,289

		2,316,918

Wisconsin — 2.2%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/30 (PR 06/01/24)	1,805	1,955,044
5.00%, 06/01/31 (Put 06/01/24)	1,000	1,083,127
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A, 5.00%, 06/01/23	150	157,575
Series A, 5.00%, 06/01/26	1,350	1,548,864
State of Wisconsin GO 5.00%, 11/01/22	1,895	1,947,704
Series D, 5.00%, 05/01/23	295	308,747
Series 1, 5.00%, 05/01/22	3,915	3,943,458
Series 1, 5.00%, 11/01/22	2,025	2,081,319
Series 1, 5.00%, 05/01/23	12,210	12,778,968
Series 1, 5.00%, 11/01/23	2,515	2,675,924
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	1,390	1,455,935
Series 1, 5.00%, 11/01/24	495	543,496
Series 1, 5.00%, 11/01/25 (Call 05/01/25)	3,110	3,458,023
Series 1, 5.00%, 05/01/26	9,185	10,518,155
Series 2, 5.00%, 11/01/22	15,725	16,162,345
Series 2, 5.00%, 05/01/23 (Call 05/01/22)	165	166,199
Series 2, 5.00%, 11/01/23	75	79,799
Series 2, 5.00%, 05/01/24 (PR 05/01/22)	2,090	2,105,367
Series 2, 5.00%, 11/01/24	11,815	12,972,542
Series 2, 5.00%, 11/01/25	4,250	4,799,870
Series 2, 5.00%, 11/01/26	3,545	4,112,679
Series 2021-2, 5.00%, 05/01/25	1,330	1,480,584
Series 3, 5.00%, 11/01/22	190	195,284
Series 3, 5.00%, 11/01/23 (Call 11/01/22)	7,455	7,649,839
Series 3, 5.00%, 11/01/25 (PR 11/01/22)	135	138,800

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2022	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 4, 5.00%, 05/01/25 (Call 11/01/24)	$5,315	$5,834,252
Series A, 5.00%, 05/01/23	1,000	1,046,598
Series A, 5.00%, 05/01/24	9,305	10,058,182
Series A, 5.00%, 05/01/32 (PR 05/01/23)	5,045	5,282,501
Series A, 5.00%, 05/01/35 (PR 05/01/23)	100	104,648
Series B, 5.00%, 05/01/24	945	1,021,492
Series B, 5.00%, 05/01/25	7,465	8,310,196
Series B, 5.00%, 05/01/26	5,725	6,555,954
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	13,600,169
Series A, 5.00%, 05/01/24	615	664,093
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	3,420	3,470,258
Series 1, 5.00%, 07/01/23 (PR 07/01/22)	225	228,276
Series 1, 5.00%, 07/01/25	260	291,213
Series 1, 5.00%, 07/01/32 (Put 07/01/24)	1,100	1,194,564
Series 1, 5.00%, 07/01/34 (Put 07/01/24)	3,050	3,312,200
Series 1, 5.00%, 07/01/35 (Put 07/01/24)	2,780	3,018,989
Series 2, 5.00%, 07/01/24 (PR 07/01/22)	7,040	7,142,503

		165,455,735

Total Municipal Debt Obligations — 99.1% (Cost: $7,543,962,197)		7,452,346,673

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 0.09%(d)(e)	55,460	$55,459,779

Total Short-Term Investments — 0.8% (Cost: $55,458,937)		55,459,779

Total Investments in Securities — 99.9% (Cost: $7,599,421,134)		7,507,806,452

Other Assets, Less Liabilities — 0.1%		10,762,308

Net Assets — 100.0%		$7,518,568,760

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Zero-coupon bond. (d) Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$7,137,695	$48,328,645	(a)	$—	$(6,243)	$(318)	$55,459,779	55,460	$5,794	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$7,452,346,673	$—	$7,452,346,673
Money Market Funds	55,459,779	—	—	55,459,779

	$55,459,779	$7,452,346,673	$—	$7,507,806,452

See notes to financial statements.

102	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2022

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,817,773,119	$23,854,599,716	$533,894,072	$7,452,346,673
Affiliated(b)	5,938,909	126,937,924	5,380,325	55,459,779
Receivables:
Capital shares sold	3,009,898	—	—	55,880,069
Dividends	35	1,050	25	236
Interest	19,348,427	256,136,088	6,173,210	85,709,721

Total assets	1,846,070,388	24,237,674,778	545,447,632	7,649,396,478

LIABILITIES
Bank overdraft	—	8,750	—	8,750
Payables:
Investments purchased	6,423,685	13,132,970	1,242,260	130,436,690
Capital shares redeemed	—	35,026,127	—	—
Investment advisory fees	345,007	1,307,290	103,894	382,278

Total liabilities	6,768,692	49,475,137	1,346,154	130,827,718

NET ASSETS	$1,839,301,696	$24,188,199,641	$544,101,478	$7,518,568,760

NET ASSETS CONSIST OF:
Paid-in capital	$1,823,313,900	$24,095,205,856	$539,075,942	$7,607,555,093
Accumulated earnings (loss)	15,987,796	92,993,785	5,025,536	(88,986,333)

NET ASSETS	$1,839,301,696	$24,188,199,641	$544,101,478	$7,518,568,760

Shares outstanding	30,600,000	214,800,000	9,700,000	71,250,000

Net asset value	$60.11	$112.61	$56.09	$105.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,802,275,837	$23,750,346,490	$529,651,815	$7,543,962,197
(b) Investments, at cost — Affiliated	$5,938,909	$126,918,251	$5,380,325	$55,458,937

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	103

Statements of Operations

Year Ended February 28, 2022

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$13,965	$35,538	$163	$5,794
Interest — Unaffiliated	34,008,788	430,987,175	11,047,279	41,618,538

Total investment income	34,022,753	431,022,713	11,047,442	41,624,332

EXPENSES
Investment advisory fees	4,634,842	16,265,453	1,329,048	4,024,798
Professional fees	390	217	390	390

Total expenses	4,635,232	16,265,670	1,329,438	4,025,188

Net investment income	29,387,521	414,757,043	9,718,004	37,599,144

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(709,136)	(7,319,612)	7,941	(183,473)
Investments — Affiliated	(6,037)	(32,408)	—	(6,243)
In-kind redemptions — Unaffiliated	(680,937)	(1,720,748)	—	—

Net realized gain (loss)	(1,396,110)	(9,072,768)	7,941	(189,716)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(53,430,436)	(631,801,998)	(13,810,299)	(129,907,945)
Investments — Affiliated	(7,211)	(9,896)	—	(318)

Net change in unrealized appreciation (depreciation)	(53,437,647)	(631,811,894)	(13,810,299)	(129,908,263)

Net realized and unrealized loss	(54,833,757)	(640,884,662)	(13,802,358)	(130,097,979)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,446,236)	$(226,127,619)	$(4,084,354)	$(92,498,835)

See notes to financial statements.

104	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,387,521	$27,756,296	$414,757,043	$377,329,179
Net realized loss	(1,396,110)	(4,749,100)	(9,072,768)	(11,019,489)
Net change in unrealized appreciation (depreciation)	(53,437,647)	(34,466,874)	(631,811,894)	(304,165,840)

Net increase (decrease) in net assets resulting from operations	(25,446,236)	(11,459,678)	(226,127,619)	62,143,850

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(29,065,284)	(27,740,346)	(410,681,001)	(373,945,080)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	185,326,311	166,959,492	4,010,896,797	4,577,390,613

NET ASSETS
Total increase in net assets	130,814,791	127,759,468	3,374,088,177	4,265,589,383
Beginning of year	1,708,486,905	1,580,727,437	20,814,111,464	16,548,522,081

End of year	$1,839,301,696	$1,708,486,905	$24,188,199,641	$20,814,111,464

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statements of Changes in Net Assets  (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,718,004	$9,397,272	$37,599,144	$41,412,379
Net realized gain (loss)	7,941	482,180	(189,716)	(410,041)
Net change in unrealized appreciation (depreciation)	(13,810,299)	(9,544,641)	(129,908,263)	(6,973,967)

Net increase (decrease) in net assets resulting from operations	(4,084,354)	334,811	(92,498,835)	34,028,371

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,703,021)	(9,368,366)	(36,597,404)	(41,324,643)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	60,647,956	18,361,234	3,260,788,602	1,290,819,831

NET ASSETS
Total increase in net assets	46,860,581	9,327,679	3,131,692,363	1,283,523,559
Beginning of year	497,240,897	487,913,218	4,386,876,397	3,103,352,838

End of year	$544,101,478	$497,240,897	$7,518,568,760	$4,386,876,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)

Net asset value, beginning of year	$61.79	$62.85	$58.68	$58.11	$58.06

Net investment income(b)	0.98	1.10	1.25	1.28	1.25
Net realized and unrealized gain (loss)(c)	(1.68)	(1.05)	4.16	0.56	0.04

Net increase (decrease) from investment operations	(0.70)	0.05	5.41	1.84	1.29

Distributions(d)
From net investment income	(0.98)	(1.11)	(1.24)	(1.27)	(1.24)

Total distributions	(0.98)	(1.11)	(1.24)	(1.27)	(1.24)

Net asset value, end of year	$60.11	$61.79	$62.85	$58.68	$58.11

Total Return(e)
Based on net asset value	(1.13)%	0.06%	9.30%	3.22%	2.21%

Ratios to Average Net Assets(f)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.59%	1.77%	2.05%	2.20%	2.12%

Supplemental Data
Net assets, end of year (000)	$1,839,302	$1,708,487	$1,580,727	$1,094,358	$886,116

Portfolio turnover rate(g)	8%	8%	9%	32%	32%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$115.31	$117.12	$109.84	$108.64	$108.92

Net investment income(a)	2.07	2.42	2.75	2.77	2.51
Net realized and unrealized gain (loss)(b)	(2.69)	(1.79)	7.27	1.14	(0.29)

Net increase (decrease) from investment operations	(0.62)	0.63	10.02	3.91	2.22

Distributions(c)
From net investment income	(2.08)	(2.44)	(2.74)	(2.71)	(2.50)

Total distributions	(2.08)	(2.44)	(2.74)	(2.71)	(2.50)

Net asset value, end of year	$112.61	$115.31	$117.12	$109.84	$108.64

Total Return(d)
Based on net asset value	(0.54)%	0.55%	9.21%	3.67%	2.04%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.12%	0.25%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.11%	0.25%

Net investment income	1.78%	2.10%	2.42%	2.55%	2.28%

Supplemental Data
Net assets, end of year (000)	$24,188,200	$20,814,111	$16,548,522	$11,412,142	$9,082,004

Portfolio turnover rate(f)	9%	10%	8%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

108	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)

Net asset value, beginning of year	$57.48	$58.43	$55.12	$54.66	$55.04

Net investment income(b)	1.06	1.15	1.24	1.36	1.34
Net realized and unrealized gain (loss)(c)	(1.39)	(0.96)	3.31	0.46	(0.35)

Net increase (decrease) from investment operations	(0.33)	0.19	4.55	1.82	0.99

Distributions(d)
From net investment income	(1.06)	(1.14)	(1.24)	(1.36)	(1.32)
From net realized gain	—	—	—	—	(0.05)

Total distributions	(1.06)	(1.14)	(1.24)	(1.36)	(1.37)

Net asset value, end of year	$56.09	$57.48	$58.43	$55.12	$54.66

Total Return(e)
Based on net asset value	(0.57)%	0.34%	8.33%	3.39%	1.79%

Ratios to Average Net Assets(f)
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.83%	2.00%	2.18%	2.49%	2.40%

Supplemental Data
Net assets, end of year (000)	$544,101	$497,241	$487,913	$344,518	$295,157

Portfolio turnover rate(g)	8%	5%	7%	19%	31%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$107.39	$107.38	$105.70	$104.90	$105.74

Net investment income(a)	0.70	1.25	1.69	1.52	1.03
Net realized and unrealized gain (loss)(b)	(1.84)	0.05	1.67	0.72	(0.86)

Net increase (decrease) from investment operations	(1.14)	1.30	3.36	2.24	0.17

Distributions(c)
From net investment income	(0.73)	(1.29)	(1.68)	(1.44)	(1.01)

Total distributions	(0.73)	(1.29)	(1.68)	(1.44)	(1.01)

Net asset value, end of year	$105.52	$107.39	$107.38	$105.70	$104.90

Total Return(d)
Based on net asset value	(1.03)%	1.19%	3.19%	2.15%	0.16%

Ratios to Average Net Assets(e)
Total expenses	0.07%	0.07%	0.07%	0.12%	0.25%

Total expenses after fees waived	0.07%	0.07%	0.07%	0.11%	0.25%

Net investment income	0.65%	1.16%	1.59%	1.45%	0.97%

Supplemental Data
Net assets, end of year (000)	$7,518,569	$4,386,876	$3,103,353	$2,172,034	$1,536,791

Portfolio turnover rate(f)	16%	18%	19%	24%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.    ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.    SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

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Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

5.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For year ended February 28, 2022, there were no fees waived by BFA pursuant to this arrangement.

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Notes to Financial Statements  (continued)

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
National Muni Bond	$1,150,016	$—	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.    PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$454,466,784	$139,493,105
National Muni Bond	7,098,978,308	1,982,168,993
New York Muni Bond	114,699,844	41,982,564
Short-Term National Muni Bond	4,039,656,449	889,368,030

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$—	$77,997,628
National Muni Bond	—	500,101,934
Short-Term National Muni Bond	110,864,435	—

7.    INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to undistributed capital gains and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings (Loss)
California Muni Bond	$(680,937)	$680,937
National Muni Bond	(1,733,958)	1,733,958
New York Muni Bond	56,356	(56,356)

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Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21
California Muni Bond
Tax-exempt income(a)	$28,993,464	$27,666,600
Ordinary income(b)	71,820	73,746

	$29,065,284	$27,740,346

National Muni Bond
Tax-exempt income(a)	$410,443,332	$373,629,253
Ordinary income(b)	237,669	315,827

	$410,681,001	$373,945,080

New York Muni Bond
Tax-exempt income(a)	$9,678,814	$9,365,326
Ordinary income(b)	24,207	3,040

	$9,703,021	$9,368,366

Short-Term National Muni Bond
Tax-exempt income(a)	$36,597,404	$41,324,643

(a)	The Funds designate these amounts paid during the fiscal year ended February 28, 2022, as exempt-interest dividends.
(b)

Ordinary income consists primarily of taxable income recognized from market discount. Additionally, all ordinary income distributions are comprised of interest-related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
California Muni Bond	$2,872,356	$(2,293,834)	$15,409,274		$15,987,796
National Muni Bond	39,886,701	(49,759,615)	102,866,699		92,993,785
New York Muni Bond	895,665	(112,358)	4,242,229		5,025,536
Short-Term National Muni Bond	5,055,572	(2,280,448)	(91,761,457)		(88,986,333)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$1,808,302,754	$39,217,996	$(23,808,722)	$15,409,274
National Muni Bond	23,878,670,941	421,094,253	(318,227,554)	102,866,699
New York Muni Bond	535,032,168	10,043,484	(5,801,255)	4,242,229
Short-Term National Muni Bond	7,599,567,909	6,929,809	(98,691,266)	(91,761,457)

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements  (continued)

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single state or limited number of states, When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	4,950,000	$307,285,363	5,950,000	$368,901,869
Shares redeemed	(2,000,000)	(121,959,052)	(3,450,000)	(201,942,377)

Net increase	2,950,000	$185,326,311	2,500,000	$166,959,492

National Muni Bond
Shares sold	45,500,000	$5,291,962,208	58,000,000	$6,701,886,969
Shares redeemed	(11,200,000)	(1,281,065,411)	(18,800,000)	(2,124,496,356)

Net increase	34,300,000	$4,010,896,797	39,200,000	$4,577,390,613

New York Muni Bond
Shares sold	1,050,000	$60,647,956	950,000	$54,832,373
Shares redeemed	—	—	(650,000)	(36,471,139)

Net increase	1,050,000	$60,647,956	300,000	$18,361,234

Short-Term National Muni Bond
Shares sold	30,400,000	$3,260,788,602	14,200,000	$1,529,635,304
Shares redeemed	—	—	(2,250,000)	(238,815,473)

Net increase	30,400,000	$3,260,788,602	11,950,000	$1,290,819,831

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares California Muni Bond ETF, iShares National Muni Bond ETF,

iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information  (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends
California Muni Bond	$71,820
National Muni Bond	237,669
New York Muni Bond	238

For California income tax purposes, the iShares California Muni Bond ETF designates 99.75% of its distributions paid from net investment income during the fiscal year ended February 28, 2022 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

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Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	119

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$0.978160	$—	$—	$0.978160	100%	—%	—%		100%
National Muni Bond	2.076331	—	—	2.076331	100	—	—		100
New York Muni Bond(a)	1.058982	—	0.002668	1.061650	100	—	0	(b)	100
Short-Term National Muni Bond(a)	0.726182	—	0.000263	0.726445	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

120	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).
Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	121

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).
John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).
Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts
Charles Park (54)	Chief Compliance Officer (since 2006).	Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds. Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

122	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	123

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

124	2022 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	125

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

• iShares BBB Rated Corporate Bond ETF | LQDB | NYSE Arca

• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ

• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ

• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ

• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bonds lost ground during the 12 months ended February 28, 2021 (the “reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned -3.24% for the reporting period and underperformed the -2.64% of the Bloomberg U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose 5.7% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February 2022, limiting the typical benefit of “flight to quality” into higher-rated bonds.

Investment-grade corporate bonds experienced a loss and underperformed the broader market. Corporates performed well through most of 2021, when the largely favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. Investors were also cheered by the combination of rising corporate profits and improving credit conditions more generally. Together, these factors caused corporates’ yield spreads over equivalent Treasuries to revert to their pre-global financial crisis lows by mid-2021. However, prices began to weaken and spreads started to rise during the latter half of the year in response to higher inflation and increasing U.S. Treasury yields. Corporates suffered further declines in early 2022 after Russia’s invasion of Ukraine caused investors’ appetite for risk to evaporate, erasing the category’s previous gains. As a result, yield spreads closed the period at their highest level since late 2020.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® BBB Rated Corporate Bond ETF

Investment Objective

The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the iBoxx USD Liquid Investment Grade BBB 0+ Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(2.66)%
Fund Market	(2.53)
Index	(2.73)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 5/18/21. The first day of secondary market trading was 5/20/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 938.60	$ 0.72		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® BBB Rated Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

A	3.7%
Baa	91.4
Ba	3.2
Not Rated	1.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.9%
1-5 Years	31.5
5-10 Years	30.7
10-15 Years	4.3
15-20 Years	6.7
More than 20 Years	25.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofA US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.51)%	3.64%	3.49%	(3.51)%	19.59%	40.93%
Fund Market	(3.00)	3.69	3.46	(3.00)	19.88	40.50
Index	(3.02)	3.82	3.69	(3.02)	20.62	43.71

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA US Corporate Index. Historical index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 939.70	$ 0.19		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.3%
Aa	6.2
A	38.7
Baa	48.8
Ba	1.5
Not Rated	2.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	33.6%
5-10 Years	28.8
10-15 Years	5.9
15-20 Years	7.9
More than 20 Years	23.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofA 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.20)%	2.35%	1.84%	(2.20)%	12.34%	20.03%
Fund Market	(2.08)	2.37	1.83	(2.08)	12.44	19.89
Index	(2.15)	2.55	2.11	(2.15)	13.41	23.23

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical index from 8/1/2020 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA 1-5 Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 970.90	$ 0.29		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022 (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	2.1%
Aa	5.9
A	43.7
Baa	44.2
Ba	1.3
Not Rated	2.8

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-2 Years	20.9%
2-3 Years	27.4
3-4 Years	27.3
4-5 Years	20.3
5-6 Years	3.6
6-7 Years	0.1
7-8 Years	0.1
8-9 Years	0.1
9-10 Years	0.1
21-22 Years	0.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofA 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.62)%	3.80%	3.26%	(3.62)%	20.52%	37.77%
Fund Market	(3.26)	3.83	3.22	(3.26)	20.68	37.30
Index	(3.25)	3.92	3.45	(3.25)	21.21	40.35

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 5-10 Year US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofAML 5-10 Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Intermediate Credit Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 945.60	$ 0.29		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2022 (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	1.2%
Aa	4.5
A	36.4
Baa	53.7
Ba	1.6
Not Rated	2.6

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	0.1%
5-10 Years	92.8
10-15 Years	5.8
More than 20 Years	1.3

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF

Investment Objective

The iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofA 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.62)%	5.10%	4.85%	(4.62)%	28.26%	60.61%
Fund Market	(3.83)	5.19	4.92	(3.83)	28.78	61.68
Index	(3.66)	5.34	5.25	(3.66)	29.71	66.77

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

On 3/1/2021 the Fund began to track the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE BofA 10+ Year US Corporate Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 906.00	$ 0.28		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2022 (continued)	iShares® 10+ Year Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	3.4%
Aa	8.5
A	36.5
Baa	48.0
Ba	1.6
Not Rated	2.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

10-15 Years	11.5%
15-20 Years	24.1
More than 20 Years	64.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$35	$43,718
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	100	96,166

		139,884

Aerospace & Defense — 3.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	250	242,865
4.88%, 05/01/25 (Call 04/01/25)	250	265,607
5.15%, 05/01/30 (Call 02/01/30)	200	220,602
5.71%, 05/01/40 (Call 11/01/39)	160	185,945
5.81%, 05/01/50 (Call 11/01/49)	125	148,613
5.93%, 05/01/60 (Call 11/01/59)	125	148,252
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	200	216,156
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	200	205,603
4.03%, 10/15/47 (Call 04/15/47)	100	105,434
5.25%, 05/01/50 (Call 11/01/49)	25	31,719
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	50	43,307
4.13%, 11/16/28 (Call 08/16/28)	300	324,058
4.50%, 06/01/42	100	111,819
4.63%, 11/16/48 (Call 05/16/48)	200	230,033

		2,480,013

Agriculture — 1.9%
Altria Group Inc.
2.85%, 08/09/22	100	100,468
4.80%, 02/14/29 (Call 11/14/28)	100	108,141
5.80%, 02/14/39 (Call 08/14/38)	100	109,528
5.95%, 02/14/49 (Call 08/14/48)	200	223,288
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	50	45,847
3.22%, 08/15/24 (Call 06/15/24)	200	202,425
3.56%, 08/15/27 (Call 05/15/27)	150	151,139
4.39%, 08/15/37 (Call 02/15/37)	100	95,948
4.54%, 08/15/47 (Call 02/15/47)	200	184,756
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	50	47,578
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	100	104,594

		1,373,712

Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	100	100,198

Auto Manufacturers — 1.8%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	55	55,152
General Motors Co.
6.25%, 10/02/43	160	194,500
6.60%, 04/01/36 (Call 10/01/35)	50	61,932
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	400	376,618
1.70%, 08/18/23	400	398,282
2.35%, 01/08/31 (Call 10/08/30)	200	181,270

		1,267,754

Auto Parts & Equipment — 0.3%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	35	29,537
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	50	49,974
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	100	99,608
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(a)	25	28,080

		207,199

Security	Par (000)	Value

Banks — 8.7%
Barclays PLC 2.67%, 03/10/32 (Call 03/10/31)(b)	$200	$187,689
3.65%, 03/16/25	300	307,742
4.34%, 01/10/28 (Call 01/10/27)	300	316,803
Citigroup Inc. 3.50%, 05/15/23	300	306,143
4.45%, 09/29/27	200	213,493
4.75%, 05/18/46	75	83,386
6.63%, 06/15/32	100	125,561
6.68%, 09/13/43	50	68,660
Cooperatieve Rabobank U.A., 4.38%, 08/04/25	250	261,836
Credit Suisse Group AG, 4.55%, 04/17/26	250	263,712
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	400	384,758
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	170	162,351
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	200	207,744
8.25%, 03/01/38	40	60,222
Goldman Sachs Group Inc. (The)
4.25%, 10/21/25	200	209,952
5.15%, 05/22/45	25	29,445
6.75%, 10/01/37	200	262,778
HSBC Holdings PLC
4.25%, 08/18/25	300	311,137
6.50%, 05/02/36	100	125,999
6.80%, 06/01/38	150	195,827
Lloyds Banking Group PLC, 4.65%, 03/24/26	200	211,443
Morgan Stanley, 5.00%, 11/24/25	200	215,008
Natwest Group PLC
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	300	310,164
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	200	213,131
Santander Holdings USA Inc., 3.45%, 06/02/25 (Call 05/02/25)	300	304,932
Santander UK Group Holdings PLC, 1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)	300	291,004
Wells Fargo & Co.
4.30%, 07/22/27	200	213,132
4.75%, 12/07/46	25	28,108
4.90%, 11/17/45	300	340,171
Westpac Banking Corp.
2.96%, 11/16/40	60	52,980
3.13%, 11/18/41	25	22,483

		6,287,794

Beverages — 2.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	100	104,440
4.70%, 02/01/36 (Call 08/01/35)	200	223,909
4.90%, 02/01/46 (Call 08/01/45)	325	369,522
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	125	130,506
4.60%, 04/15/48 (Call 10/15/47)	100	109,371
4.60%, 06/01/60 (Call 12/01/59)	200	218,600
5.55%, 01/23/49 (Call 07/23/48)	200	247,546
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	75	68,872
3.75%, 05/01/50 (Call 11/01/49)	60	57,410
4.25%, 05/01/23	100	102,729

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 04/08/22)	$200	$195,099
2.25%, 03/15/31 (Call 12/15/30)	100	93,496
3.35%, 03/15/51 (Call 09/15/50)	60	54,963
Molson Coors Beverage Co., 4.20%, 07/15/46 (Call 01/15/46)(a)	60	59,816

		2,036,279

Biotechnology — 3.0%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	100	98,427
2.30%, 02/25/31 (Call 11/25/30)	100	94,527
2.77%, 09/01/53 (Call 03/01/53)	50	40,616
2.80%, 08/15/41 (Call 02/15/41)	75	65,891
3.63%, 05/22/24 (Call 02/22/24)	200	206,712
4.40%, 05/01/45 (Call 11/01/44)	60	63,899
4.66%, 06/15/51 (Call 12/15/50)(a)	200	224,925
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	100	119,796
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	60	49,516
3.25%, 02/15/51 (Call 08/15/50)(a)(c)	25	20,934
4.05%, 09/15/25 (Call 06/15/25)	200	208,992
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/21/22)	150	147,803
1.65%, 10/01/30 (Call 07/01/30)	200	181,719
4.75%, 03/01/46 (Call 09/01/45)	100	113,254
4.80%, 04/01/44 (Call 10/01/43)	160	181,236
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	50	44,705
2.80%, 09/15/50 (Call 03/15/50)	40	33,064
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	200	189,663
3.30%, 09/02/40 (Call 03/02/40)	60	52,877
3.35%, 09/02/51 (Call 03/02/51)	35	29,174

		2,167,730

Building Materials — 0.7%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	200	199,506
3.58%, 04/05/50 (Call 10/05/49)	75	71,146
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	50	45,524
Martin Marietta Materials Inc., 3.20%, 07/15/51 (Call 01/15/51)	50	44,610
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	75	77,395
4.50%, 06/15/47 (Call 12/15/46)	25	27,464

		465,645

Chemicals — 1.9%
CF Industries Inc., 5.38%, 03/15/44	50	56,673
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	100	93,260
3.60%, 11/15/50 (Call 05/15/50)(a)	160	152,820
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	150	165,722
5.42%, 11/15/48 (Call 05/15/48)	85	106,651
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	50	54,217
4.65%, 10/15/44 (Call 04/15/44)	40	43,580
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	50	50,433
4.50%, 10/01/49 (Call 04/01/49)	25	26,813

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	$35	$40,021
LYB International Finance III LLC
3.80%, 10/01/60 (Call 04/01/60)	25	22,663
4.20%, 05/01/50 (Call 11/01/49)	160	162,181
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	100	105,569
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	50	50,051
3.95%, 05/13/50 (Call 11/13/49)	50	52,188
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	100	103,904
4.50%, 06/01/47 (Call 12/01/46)	60	65,753
Westlake Corp., 5.00%, 08/15/46 (Call 02/15/46)	40	45,767

		1,398,266

Commercial Services — 0.6%
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	50	47,638
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	50	45,874
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	200	188,944
4.15%, 08/15/49 (Call 02/15/49)	25	24,629
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	50	45,901
2.55%, 08/18/60 (Call 02/18/60)	50	37,890
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	50	43,588
Verisk Analytics Inc., 3.63%, 05/15/50 (Call 11/15/49)	25	24,230

		458,694

Computers — 1.1%
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	75	63,134
5.45%, 06/15/23 (Call 04/15/23)	194	201,919
8.35%, 07/15/46 (Call 01/15/46)	10	15,178
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	160	157,454
6.35%, 10/15/45 (Call 04/15/45)	40	47,747
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	100	99,327
2.65%, 06/17/31 (Call 03/17/31)	50	46,913
6.00%, 09/15/41	25	29,992
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(c)	50	46,418
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)	75	79,606

		787,688

Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	450	433,123
3.40%, 10/29/33 (Call 07/29/33)	150	141,563
4.63%, 10/15/27 (Call 08/15/27)	150	159,136
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	100	96,862
2.10%, 09/01/28 (Call 07/01/28)	150	137,913
2.88%, 01/15/26 (Call 12/15/25)(a)	200	199,163
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	100	93,864
8.00%, 11/01/31	100	131,550
Capital One Financial Corp., 2.60%, 05/11/23 (Call 04/11/23)	400	403,806
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	50	47,118
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	200	209,410
Jefferies Group LLC, 6.25%, 01/15/36	50	61,021
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	100	88,250

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 04/28/50 (Call 10/28/49)	$25	$22,675
Nomura Holdings Inc., 1.85%, 07/16/25	200	194,587
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	250	258,509

		2,678,550

Electric — 4.6%
AEP Texas Inc., Series I, 2.10%, 07/01/30 (Call 04/01/30)	100	92,343
AES Corp. (The), 2.45%, 01/15/31 (Call 10/15/30)	75	69,258
Dominion Energy Inc.
Series B, 3.30%, 04/15/41 (Call 10/15/40)	50	46,634
Series C, 3.38%, 04/01/30 (Call 01/01/30)	100	101,369
DTE Energy Co., Series C, 2.53%, 10/01/24	100	100,503
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	100	94,335
3.50%, 06/15/51 (Call 12/15/50)	50	45,834
3.75%, 04/15/24 (Call 01/15/24)	200	206,383
3.75%, 09/01/46 (Call 03/01/46)	100	95,438
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	40	42,600
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	100	92,718
Exelon Corp.
4.05%, 04/15/30 (Call 01/15/30)	50	53,070
4.70%, 04/15/50 (Call 10/15/49)	75	84,549
Georgia Power Co., Series A, 3.25%, 03/15/51 (Call 09/15/50)	75	66,620
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	250	248,049
2.25%, 06/01/30 (Call 03/01/30)	200	185,376
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 03/21/22)	200	197,522
3.25%, 06/01/31 (Call 03/01/31)	150	141,419
3.50%, 08/01/50 (Call 02/01/50)	50	41,166
4.00%, 12/01/46 (Call 06/01/46)	50	43,587
4.20%, 03/01/29 (Call 01/01/29)	100	102,189
4.40%, 03/01/32 (Call 12/01/31)	100	102,187
4.55%, 07/01/30 (Call 01/01/30)	150	153,906
4.95%, 07/01/50 (Call 01/01/50)	150	148,350
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	50	47,353
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	100	102,915
4.00%, 02/01/48 (Call 08/01/47)	60	60,061
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	200	202,436
3.25%, 07/01/26 (Call 04/01/26)	120	123,050
4.40%, 07/01/46 (Call 01/01/46)	70	73,634
WEC Energy Group Inc., 2.20%, 12/15/28 (Call 10/15/28)	75	71,979
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	100	98,072

		3,334,905

Electronics — 0.6%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	50	46,734
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)(a)	50	46,115
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	80	76,190
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	60	65,169
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	100	104,485
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	100	100,112

		438,805

Environmental Control — 0.6%
Republic Services Inc., 3.38%, 11/15/27 (Call 08/15/27)	200	206,920
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	75	69,548
2.95%, 01/15/52 (Call 07/15/51)	35	30,252

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	$50	$44,675
4.15%, 07/15/49 (Call 01/15/49)	60	67,002

		418,397

Food — 2.9%
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	100	106,841
4.80%, 03/15/48 (Call 09/15/47)	25	28,369
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	100	91,791
5.40%, 11/01/48 (Call 05/01/48)	35	42,314
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	25	22,810
3.70%, 10/17/23 (Call 09/17/23)	200	205,843
4.00%, 04/17/25 (Call 02/17/25)	50	52,327
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	25	22,880
3.50%, 03/15/25	150	155,364
4.38%, 03/15/45	25	26,885
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	100	103,503
4.50%, 04/01/46	25	28,375
Kroger Co. (The) 2.20%, 05/01/30 (Call 02/01/30)	100	94,575
3.95%, 01/15/50 (Call 07/15/49)	25	25,639
4.45%, 02/01/47 (Call 08/01/46)	60	65,184
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	150	141,511
1.85%, 02/15/31 (Call 11/15/30)	50	45,428
Mondelez International Inc. 1.50%, 05/04/25 (Call 04/04/25)	200	194,639
2.63%, 09/04/50 (Call 03/04/50)	40	33,521
Sysco Corp. 3.15%, 12/14/51 (Call 06/14/51)	35	30,545
3.30%, 07/15/26 (Call 04/15/26)	200	206,018
5.95%, 04/01/30 (Call 01/01/30)(a)	100	119,399
6.60%, 04/01/50 (Call 10/01/49)	55	76,561
Tyson Foods Inc. 3.95%, 08/15/24 (Call 05/15/24)	100	103,713
5.10%, 09/28/48 (Call 03/28/48)	60	71,983

		2,096,018

Forest Products & Paper — 0.1%
International Paper Co., 4.40%, 08/15/47 (Call 02/15/47)	75	82,092

Gas — 0.4%
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	50	47,571
NiSource Inc. 3.60%, 05/01/30 (Call 02/01/30)	100	102,388
4.38%, 05/15/47 (Call 11/15/46)	100	104,653

		254,612

Health Care - Products — 1.3%
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)(c)	150	145,347
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	60	58,952
2.65%, 06/01/30 (Call 03/01/30)	50	48,458
4.70%, 03/01/49 (Call 09/01/48)	60	68,202
Danaher Corp., 2.80%, 12/10/51 (Call 06/10/51)	25	22,129
DH Europe Finance II Sarl 2.60%, 11/15/29 (Call 08/15/29)	50	49,271

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.25%, 11/15/39 (Call 05/15/39)	$100	$98,039
Koninklijke Philips NV, 6.88%, 03/11/38	25	34,252
PerkinElmer Inc., 1.90%, 09/15/28 (Call 07/15/28)	50	46,932
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	50	45,291
Stryker Corp. 1.15%, 06/15/25 (Call 05/15/25)	60	57,808
4.63%, 03/15/46 (Call 09/15/45)	60	68,833
Thermo Fisher Scientific Inc. 2.00%, 10/15/31 (Call 07/15/31)	75	69,535
4.10%, 08/15/47 (Call 02/15/47)	25	27,806
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	100	94,310

		935,165

Health Care - Services — 2.0%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)(a)	60	60,103
Anthem Inc. 0.45%, 03/15/23	100	98,908
1.50%, 03/15/26 (Call 02/15/26)	100	96,524
2.55%, 03/15/31 (Call 12/15/30)	100	96,370
3.60%, 03/15/51 (Call 09/15/50)	200	196,556
HCA Inc. 3.50%, 07/15/51 (Call 01/15/51)	75	66,716
4.13%, 06/15/29 (Call 03/15/29)	135	141,656
5.00%, 03/15/24	100	104,814
5.25%, 06/15/49 (Call 12/15/48)	75	85,343
Humana Inc. 3.85%, 10/01/24 (Call 07/01/24)	75	77,640
3.95%, 08/15/49 (Call 02/15/49)	40	40,980
Laboratory Corp. of America Holdings 1.55%, 06/01/26 (Call 05/01/26)	50	47,977
4.70%, 02/01/45 (Call 08/01/44)(a)	40	44,055
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	200	207,366
Universal Health Services Inc., 2.65%, 01/15/32 (Call 10/15/31)(c)	75	69,442

		1,434,450

Holding Companies - Diversified — 0.5%
Ares Capital Corp., 2.15%, 07/15/26 (Call 06/15/26)	160	151,146
Blackstone Private Credit Fund, 3.25%, 03/15/27 (Call 02/15/27)(c)	75	72,032
FS KKR Capital Corp., 3.13%, 10/12/28 (Call 08/12/28)	50	46,496
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	125	119,972

		389,646

Home Builders — 0.4%
DR Horton Inc., 2.50%, 10/15/24 (Call 09/15/24)	100	100,206
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	100	108,706
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	74,058

		282,970

Home Furnishings — 0.1%
Whirlpool Corp., 4.60%, 05/15/50 (Call 11/15/49)	40	43,870

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.25%, 02/15/32 (Call 11/15/31)	50	45,635
Clorox Co. (The), 1.80%, 05/15/30 (Call 02/15/30)	50	46,005

		91,640

Insurance — 2.2%
Alleghany Corp., 3.25%, 08/15/51 (Call 02/15/51)	25	21,294
American International Group Inc. 3.40%, 06/30/30 (Call 03/30/30)	100	102,646
3.90%, 04/01/26 (Call 01/01/26)	100	105,076
4.50%, 07/16/44 (Call 01/16/44)	160	177,349

Security	Par (000)	Value

Insurance (continued)
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)(a)	$50	$49,157
Aon PLC, 4.75%, 05/15/45 (Call 11/15/44)	50	55,992
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	50	47,702
Athene Holding Ltd. 3.50%, 01/15/31 (Call 10/15/30)	75	74,797
3.95%, 05/25/51 (Call 11/25/50)	25	23,740
AXA SA, 8.60%, 12/15/30	75	101,225
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	20	19,963
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	75	77,782
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	50	55,712
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	75	65,607
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	60	59,406
Hartford Financial Services Group Inc. (The) 2.80%, 08/19/29 (Call 05/19/29)	80	79,630
3.60%, 08/19/49 (Call 02/19/49)	40	38,906
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(c)	25	22,423
Lincoln National Corp. 3.05%, 01/15/30 (Call 10/15/29)	120	119,314
7.00%, 06/15/40	25	34,747
Markel Corp. 3.45%, 05/07/52 (Call 11/07/51)	25	23,185
5.00%, 04/05/46	60	69,330
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	25	23,658
Willis North America Inc. 3.88%, 09/15/49 (Call 03/15/49)	25	24,385
4.50%, 09/15/28 (Call 06/15/28)	100	107,202

		1,580,228

Internet — 0.8%
eBay Inc. 3.60%, 06/05/27 (Call 03/05/27)(a)	200	209,546
3.65%, 05/10/51 (Call 11/10/50)	50	47,553
Expedia Group Inc. 3.25%, 02/15/30 (Call 11/15/29)(a)	60	59,168
5.00%, 02/15/26 (Call 11/15/25)	100	107,596
Netflix Inc., 5.88%, 11/15/28	100	113,128
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	50	46,796

		583,787

Iron & Steel — 0.4%
ArcelorMittal SA, 4.25%, 07/16/29(a)	75	76,827
Nucor Corp., 2.00%, 06/01/25 (Call 05/01/25)	200	197,579

		274,406

Lodging — 0.2%
Las Vegas Sands Corp., 3.50%, 08/18/26 (Call 06/18/26)	60	58,367
Marriott International Inc./MD, Series EE, 5.75%, 05/01/25 (Call 04/01/25)	56	61,246

		119,613

Machinery — 0.6%
CNH Industrial Capital LLC, 1.88%, 01/15/26 (Call 12/15/25)	100	97,391
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	50	45,993
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	47,617
Otis Worldwide Corp. 2.57%, 02/15/30 (Call 11/15/29)	110	106,216
3.11%, 02/15/40 (Call 08/15/39)	50	46,252
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	100	108,772

		452,241

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing — 0.9%
Eaton Corp., 4.15%, 11/02/42	$40	$42,831
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	200	224,762
General Electric Co., 6.75%, 03/15/32	108	139,389
Parker-Hannifin Corp. 3.25%, 06/14/29 (Call 03/14/29)	75	76,424
3.30%, 11/21/24 (Call 08/21/24)	75	76,956
4.00%, 06/14/49 (Call 12/14/48)	60	63,124

		623,486

Media — 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	200	186,796
3.70%, 04/01/51 (Call 10/01/50)	200	169,140
3.85%, 04/01/61 (Call 10/01/60)	50	41,451
3.95%, 06/30/62 (Call 12/30/61)	75	62,795
4.91%, 07/23/25 (Call 04/23/25)	200	211,935
5.38%, 05/01/47 (Call 11/01/46)	35	36,952
6.48%, 10/23/45 (Call 04/23/45)	300	358,195
Discovery Communications LLC 3.95%, 03/20/28 (Call 12/20/27)	100	103,282
4.00%, 09/15/55 (Call 03/15/55)	110	99,822
5.20%, 09/20/47 (Call 03/20/47)	50	54,472
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	100	109,145
5.58%, 01/25/49 (Call 07/25/48)	60	72,342
Paramount Global 4.38%, 03/15/43	110	109,368
4.75%, 05/15/25 (Call 04/15/25)	200	213,552
4.95%, 01/15/31 (Call 10/15/30)(a)	75	82,629
4.95%, 05/19/50 (Call 11/19/49)(a)	50	54,631
Time Warner Cable LLC, 6.75%, 06/15/39	200	242,364
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	200	212,904

		2,421,775

Mining — 0.5%
Barrick North America Finance LLC, 5.70%, 05/30/41	60	74,505
Freeport-McMoRan Inc. 4.13%, 03/01/28 (Call 03/01/23)	100	101,113
5.40%, 11/14/34 (Call 05/14/34)	50	57,173
5.45%, 03/15/43 (Call 09/15/42)	50	57,507
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	60	69,044
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	25	30,293

		389,635

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/28 (Call 10/01/28)	75	73,647

Oil & Gas — 2.7%
Canadian Natural Resources Ltd. 3.85%, 06/01/27 (Call 03/01/27)	50	52,207
6.25%, 03/15/38	60	73,284
Cenovus Energy Inc. 3.75%, 02/15/52 (Call 08/15/51)	50	45,050
5.38%, 07/15/25 (Call 04/15/25)	56	60,681
6.75%, 11/15/39(a)	60	75,217
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	25	25,198
Devon Energy Corp. 4.50%, 01/15/30 (Call 01/15/25)	50	52,400

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 06/15/45 (Call 12/15/44)	$25	$27,861
5.60%, 07/15/41 (Call 01/15/41)(a)	60	70,049
Diamondback Energy Inc. 3.50%, 12/01/29 (Call 09/01/29)	100	100,948
4.40%, 03/24/51 (Call 09/24/50)	25	25,866
Hess Corp. 5.60%, 02/15/41	60	69,569
7.30%, 08/15/31	75	95,392
Marathon Oil Corp., 6.60%, 10/01/37	40	50,170
Marathon Petroleum Corp. 4.70%, 05/01/25 (Call 04/01/25)	150	159,181
6.50%, 03/01/41 (Call 09/01/40)	60	76,346
Phillips 66 3.85%, 04/09/25 (Call 03/09/25)	200	207,849
4.88%, 11/15/44 (Call 05/15/44)(a)	100	114,096
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	200	190,418
Suncor Energy Inc. 3.10%, 05/15/25 (Call 04/15/25)	25	25,511
3.75%, 03/04/51 (Call 09/04/50)	100	96,259
5.95%, 05/15/35	50	60,431
Valero Energy Corp. 2.80%, 12/01/31 (Call 09/01/31)	75	70,832
2.85%, 04/15/25 (Call 03/15/25)	49	49,527
3.65%, 12/01/51 (Call 06/01/51)	25	22,386
6.63%, 06/15/37	60	76,705

		1,973,433

Oil & Gas Services — 0.5%
Halliburton Co. 2.92%, 03/01/30 (Call 12/01/29)	60	59,145
4.85%, 11/15/35 (Call 05/15/35)	60	66,646
5.00%, 11/15/45 (Call 05/15/45)	100	111,216
7.45%, 09/15/39	25	34,189
NOV Inc. 3.60%, 12/01/29 (Call 09/01/29)(a)	50	50,115
3.95%, 12/01/42 (Call 06/01/42)	25	22,552

		343,863

Packaging & Containers — 0.1%
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	100	96,483

Pharmaceuticals — 6.5%
AbbVie Inc. 2.30%, 11/21/22	300	301,910
2.60%, 11/21/24 (Call 10/21/24)	300	302,576
2.95%, 11/21/26 (Call 09/21/26)	300	305,040
4.05%, 11/21/39 (Call 05/21/39)	100	104,924
4.25%, 11/21/49 (Call 05/21/49)(a)	200	212,180
4.50%, 05/14/35 (Call 11/14/34)	200	221,592
4.70%, 05/14/45 (Call 11/14/44)	200	221,891
AmerisourceBergen Corp. 2.70%, 03/15/31 (Call 12/15/30)(a)	75	72,198
4.30%, 12/15/47 (Call 06/15/47)	50	52,769
Becton Dickinson and Co. 1.96%, 02/11/31 (Call 11/11/30)	125	113,975
3.36%, 06/06/24 (Call 04/06/24)	91	93,276
3.79%, 05/20/50 (Call 11/20/49)	60	59,747
4.67%, 06/06/47 (Call 12/06/46)	25	28,000
Cardinal Health Inc., 4.37%, 06/15/47 (Call 12/15/46)	25	25,606
Cigna Corp. 3.40%, 03/15/51 (Call 09/15/50)	100	90,989

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.13%, 11/15/25 (Call 09/15/25)	$200	$210,865
4.38%, 10/15/28 (Call 07/15/28)	200	216,498
4.80%, 07/15/46 (Call 01/16/46)	160	178,388
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	150	138,491
3.88%, 07/20/25 (Call 04/20/25)	200	209,086
4.30%, 03/25/28 (Call 12/25/27)	117	126,260
4.78%, 03/25/38 (Call 09/25/37)	200	223,746
5.05%, 03/25/48 (Call 09/25/47)	300	349,625
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	50	52,554
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	200	225,392
Viatris Inc.
1.13%, 06/22/22	200	200,086
2.70%, 06/22/30 (Call 03/22/30)	100	93,326
4.00%, 06/22/50 (Call 12/22/49)	75	66,465
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	100	92,982
4.70%, 02/01/43 (Call 08/01/42)	60	68,982

		4,659,419

Pipelines — 6.9%
Boardwalk Pipelines LP, 3.40%, 02/15/31 (Call 11/15/30)	50	48,985
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	50	45,448
5.88%, 03/31/25 (Call 10/02/24)	100	107,998
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	100	91,820
4.00%, 11/15/49 (Call 05/15/49)	100	100,461
Energy Transfer LP 3.75%, 05/15/30 (Call 02/15/30)	170	172,473
4.15%, 09/15/29 (Call 06/15/29)	25	25,776
5.00%, 05/15/44 (Call 11/15/43)	25	24,988
5.00%, 05/15/50 (Call 11/15/49)	200	208,159
5.15%, 03/15/45 (Call 09/15/44)	160	164,953
5.88%, 01/15/24 (Call 10/15/23)	200	211,228
Enterprise Products Operating LLC 2.80%, 01/31/30 (Call 10/31/29)	100	98,396
3.20%, 02/15/52 (Call 08/15/51)	60	51,484
3.75%, 02/15/25 (Call 11/15/24)	200	208,034
3.95%, 01/31/60 (Call 07/31/59)	75	70,305
4.20%, 01/31/50 (Call 07/31/49)	50	50,286
4.25%, 02/15/48 (Call 08/15/47)	75	75,976
4.45%, 02/15/43 (Call 08/15/42)	75	77,147
4.85%, 03/15/44 (Call 09/15/43)	50	54,232
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	100	127,702
Kinder Morgan Inc.
3.60%, 02/15/51 (Call 08/15/50)(a)	85	76,357
4.30%, 06/01/25 (Call 03/01/25)	200	209,520
5.55%, 06/01/45 (Call 12/01/44)	75	85,925
7.75%, 01/15/32	75	99,244
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	60	56,831
4.25%, 09/15/46 (Call 03/15/46)	25	24,821
MPLX LP 2.65%, 08/15/30 (Call 05/15/30)	50	47,064
4.50%, 04/15/38 (Call 10/15/37)	75	77,409
4.88%, 12/01/24 (Call 09/01/24)	200	211,881
5.50%, 02/15/49 (Call 08/15/48)	100	113,969
ONEOK Inc. 5.20%, 07/15/48 (Call 01/15/48)	100	108,931

Security	Par (000)	Value

Pipelines (continued)
5.85%, 01/15/26 (Call 12/15/25)	$50	$55,776
6.35%, 01/15/31 (Call 10/15/30)	100	118,651
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	102,880
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	100	98,764
4.90%, 02/15/45 (Call 08/15/44)	25	24,282
5.15%, 06/01/42 (Call 12/01/41)	25	25,000
Sabine Pass Liquefaction LLC
4.50%, 05/15/30 (Call 11/15/29)(a)	160	172,147
5.63%, 03/01/25 (Call 12/01/24)	100	107,915
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	200	209,036
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	100	96,778
2.50%, 10/12/31 (Call 07/12/31)	100	93,452
4.25%, 05/15/28 (Call 02/15/28)	100	106,660
5.10%, 03/15/49 (Call 09/15/48)	70	82,508
7.63%, 01/15/39	75	107,162
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	100	94,644
4.55%, 06/24/24 (Call 03/24/24)	200	209,508
5.10%, 09/15/45 (Call 03/15/45)(a)	135	149,441

		4,982,407

Real Estate Investment Trusts — 3.9%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	100	90,233
4.00%, 02/01/50 (Call 08/01/49)(a)	40	41,522
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	60	50,234
3.80%, 08/15/29 (Call 05/15/29)	200	206,095
5.00%, 02/15/24	200	210,536
Boston Properties LP, 2.90%, 03/15/30 (Call 12/15/29)	200	194,811
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	75	69,276
Crown Castle International Corp. 2.90%, 04/01/41 (Call 10/01/40)	85	73,109
3.20%, 09/01/24 (Call 07/01/24)	200	204,004
3.80%, 02/15/28 (Call 11/15/27)	200	207,805
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	200	209,238
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	200	182,253
2.95%, 09/15/51 (Call 03/15/51)	25	20,504
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	25	27,302
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	100	108,804
5.38%, 04/15/26 (Call 01/15/26)	60	64,134
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	200	209,496
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	85	81,363
3.00%, 01/15/30 (Call 10/15/29)	50	49,947
Kimco Realty Corp., 2.70%, 10/01/30 (Call 07/01/30)	50	48,473
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)	50	45,811
Ventas Realty LP, 4.75%, 11/15/30 (Call 08/15/30)	100	111,473
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)	100	96,560
4.95%, 09/01/48 (Call 03/01/48)	50	59,114

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 7.38%, 03/15/32	$100	$136,019

		2,798,116

Retail — 2.7%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	100	101,416
Best Buy Co. Inc., 1.95%, 10/01/30 (Call 07/01/30)	40	36,416
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	25	21,879
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	100	102,300
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	150	156,341
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	100	89,923
2.50%, 04/15/26 (Call 01/15/26)	200	202,206
3.70%, 04/15/46 (Call 10/15/45)	160	155,731
McDonald’s Corp.
3.60%, 07/01/30 (Call 04/01/30)	100	104,906
3.63%, 09/01/49 (Call 03/01/49)	200	196,166
3.70%, 01/30/26 (Call 10/30/25)	100	105,285
4.88%, 12/09/45 (Call 06/09/45)	50	57,230
O’Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	100	105,125
Starbucks Corp. 2.55%, 11/15/30 (Call 08/15/30)(a)	100	96,010
3.00%, 02/14/32 (Call 11/14/31)	70	69,568
3.50%, 11/15/50 (Call 05/15/50)	100	93,817
3.80%, 08/15/25 (Call 06/15/25)	200	209,398
Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (Call 05/18/44)	60	65,102

		1,968,819

Semiconductors — 2.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	300	312,266
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(c)	300	276,684
3.14%, 11/15/35 (Call 08/15/35)(c)	100	92,614
3.42%, 04/15/33 (Call 01/15/33)(c)	150	146,329
3.50%, 02/15/41 (Call 08/15/40)(c)	145	133,602
4.70%, 04/15/25 (Call 03/15/25)	300	318,734
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	75	72,208
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	100	102,561
Micron Technology Inc. 3.48%, 11/01/51 (Call 05/01/51)	35	30,911
4.66%, 02/15/30 (Call 11/15/29)	60	64,799
NXP BV/NXP Funding LLC/NXP USA Inc.
3.25%, 05/11/41 (Call 11/11/40)(c)	25	22,921
3.25%, 11/30/51 (Call 05/30/51)(a)(c)	35	30,674
3.88%, 06/18/26 (Call 04/18/26)(c)	100	104,667
4.30%, 06/18/29 (Call 03/18/29)(a)(c)	100	106,523

		1,815,493

Software — 4.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	50	42,109
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	50	46,253
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	50	46,991
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	102,846
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)(a)	40	34,487
Fidelity National Information Services Inc. 1.15%, 03/01/26 (Call 02/01/26)(a)	200	188,772
3.10%, 03/01/41 (Call 09/01/40)	25	22,435
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	200	202,054
3.50%, 07/01/29 (Call 04/01/29)	120	121,588
4.40%, 07/01/49 (Call 01/01/49)	35	37,244

Security	Par (000)	Value

Software (continued)
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	$200	$191,540
2.50%, 04/01/25 (Call 03/01/25)	250	249,517
2.88%, 03/25/31 (Call 12/25/30)	350	333,169
3.40%, 07/08/24 (Call 04/08/24)	400	409,405
3.65%, 03/25/41 (Call 09/25/40)	400	362,354
3.95%, 03/25/51 (Call 09/25/50)	350	320,117
4.10%, 03/25/61 (Call 09/25/60)	125	112,728
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	100	95,123
1.75%, 02/15/31 (Call 11/15/30)	50	44,245
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	50	44,089
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	200	209,149

		3,216,215

Telecommunications — 9.9%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	200	196,583
2.30%, 06/01/27 (Call 04/01/27)	200	197,242
2.75%, 06/01/31 (Call 03/01/31)	200	194,369
3.10%, 02/01/43 (Call 08/01/42)	100	89,181
3.50%, 06/01/41 (Call 12/01/40)	200	189,791
3.50%, 09/15/53 (Call 03/15/53)	425	389,525
3.65%, 06/01/51 (Call 12/01/50)	150	140,687
3.65%, 09/15/59 (Call 03/15/59)	400	363,212
4.50%, 05/15/35 (Call 11/15/34)	200	219,273
4.50%, 03/09/48 (Call 09/09/47)	50	53,682
Bell Telephone Co. of Canada or Bell Canada (The),
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	80	77,460
British Telecommunications PLC, 9.63%, 12/15/30	100	141,262
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	60	63,152
5.45%, 11/15/79 (Call 05/19/79)	25	28,950
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	69,154
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	100	107,614
Orange SA
5.38%, 01/13/42	50	60,444
9.00%, 03/01/31	100	143,135
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	100	103,609
3.70%, 11/15/49 (Call 05/15/49)	50	45,315
5.00%, 03/15/44 (Call 09/15/43)	100	108,167
Telefonica Emisiones SA
4.67%, 03/06/38	150	155,175
7.05%, 06/20/36	100	129,865
Telefonica Europe BV, 8.25%, 09/15/30	100	134,265
TELUS Corp., 4.60%, 11/16/48 (Call 05/16/48)	50	56,500
T-Mobile USA Inc.
2.55%, 02/15/31 (Call 11/15/30)	150	140,456
3.00%, 02/15/41 (Call 08/15/40)	150	130,814
3.30%, 02/15/51 (Call 08/15/50)	125	108,778
3.50%, 04/15/25 (Call 03/15/25)	200	205,611
3.60%, 11/15/60 (Call 05/15/60)	100	87,759
3.75%, 04/15/27 (Call 02/15/27)	200	207,614
4.50%, 04/15/50 (Call 10/15/49)	25	26,042
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	200	193,263
1.68%, 10/30/30 (Call 07/30/30)	275	247,181
2.55%, 03/21/31 (Call 12/21/30)	400	383,358
2.99%, 10/30/56 (Call 04/30/56)	100	85,292
3.40%, 03/22/41 (Call 09/22/40)	325	312,848

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.55%, 03/22/51 (Call 09/22/50)	$400	$386,278
3.70%, 03/22/61 (Call 09/22/60)(a)	150	142,995
4.33%, 09/21/28	350	381,128
4.86%, 08/21/46	50	59,793
Vodafone Group PLC
4.38%, 05/30/28	200	216,255
5.25%, 05/30/48	200	232,282
6.15%, 02/27/37	75	93,144

		7,098,503
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	50	51,584

Transportation — 1.7%
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	60	56,592
3.10%, 12/02/51 (Call 06/02/51)	25	22,701
6.13%, 09/15/2115 (Call 03/15/2115)	40	53,000
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	250	205,897
3.35%, 11/01/25 (Call 08/01/25)	50	51,900
4.25%, 03/15/29 (Call 12/15/28)	100	108,917
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	200	202,555
3.25%, 05/15/41 (Call 11/15/40)	50	46,630
4.75%, 11/15/45 (Call 05/15/45)	200	221,942
Kansas City Southern, 3.50%, 05/01/50 (Call 11/01/49)	25	24,101
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	160	145,738
3.16%, 05/15/55 (Call 11/15/54)	50	45,758

		1,185,731

Trucking & Leasing — 0.1%
GATX Corp., 3.10%, 06/01/51 (Call 12/01/50)	50	43,306

Security	Par/ Shares (000)	Value

Water — 0.0%
Essential Utilities Inc., 3.35%, 04/15/50 (Call 10/15/49)	$35	$32,148

Total Corporate Bonds & Notes — 95.1% (Cost: $71,943,737)		68,436,314

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	3,635	3,635,476
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	2,810	2,810,000

		6,445,476

Total Short-Term Investments — 9.0% (Cost: $6,445,737)		6,445,476

Total Investments in Securities — 104.1% (Cost: $78,389,474)		74,881,790

Other Assets, Less Liabilities — (4.1)%		(2,965,359)

Net Assets — 100.0%		$71,916,431

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/18/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$3,636,773	(b)	$—	$(1,036)	$(261)	$3,635,476	3,635	$3,726	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		2,810,000	(b)	—	—	—	2,810,000	2,810	204		—

						$(1,036)	$(261)	$6,445,476		$3,930		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® BBB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$68,436,314	$—	$68,436,314
Money Market Funds	6,445,476	—	—	6,445,476

	$6,445,476	$68,436,314	$—	$74,881,790

See notes to financial statements.

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$450	$426,755
3.38%, 03/01/41 (Call 09/01/40)	504	471,812
4.20%, 04/15/24	421	439,794
4.65%, 10/01/28 (Call 07/01/28)	403	442,625
4.75%, 03/30/30 (Call 12/30/29)	540	598,849
5.40%, 10/01/48 (Call 04/01/48)(a)	628	784,154
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	388	371,956
2.60%, 08/01/31 (Call 05/01/31)	535	514,132
4.20%, 06/01/30 (Call 03/01/30)(a)	582	630,330
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,145	1,195,969
3.65%, 11/01/24 (Call 08/01/24)	886	916,200
WPP Finance 2010, 3.75%, 09/19/24	412	426,719

		7,219,295

Aerospace & Defense — 1.6%
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	5	5,161
3.95%, 04/10/47 (Call 10/10/46)(b)	650	691,638
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	200	242,165
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	410	424,969
3.85%, 12/15/25 (Call 09/15/25)(b)	882	922,693
4.75%, 10/07/44(b)	427	473,281
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	945	853,745
3.00%, 09/15/50 (Call 03/15/50)(a)(b)	575	505,762
3.40%, 04/15/30 (Call 01/15/30)(b)	1,350	1,378,198
5.80%, 10/11/41(b)	550	686,597
Boeing Co. (The)
1.43%, 02/04/24 (Call 03/31/22)	2,315	2,277,236
1.88%, 06/15/23 (Call 04/15/23)	455	453,497
1.95%, 02/01/24	370	368,520
2.20%, 02/04/26 (Call 02/04/23)	3,510	3,424,726
2.25%, 06/15/26 (Call 03/15/26)	586	573,392
2.50%, 03/01/25 (Call 12/01/24)(a)	372	372,515
2.60%, 10/30/25 (Call 07/30/25)	380	378,059
2.70%, 02/01/27 (Call 12/01/26)	440	434,376
2.75%, 02/01/26 (Call 01/01/26)(a)	615	615,449
2.80%, 03/01/23 (Call 02/01/23)	180	181,886
2.80%, 03/01/24 (Call 02/01/24)	677	687,767
2.80%, 03/01/27 (Call 12/01/26)	412	406,756
2.85%, 10/30/24 (Call 07/30/24)	466	471,082
2.95%, 02/01/30 (Call 11/01/29)(a)	845	808,948
3.10%, 05/01/26 (Call 03/01/26)	745	751,512
3.20%, 03/01/29 (Call 12/01/28)	915	904,601
3.25%, 02/01/28 (Call 12/01/27)	368	367,672
3.25%, 03/01/28 (Call 12/01/27)	408	407,503
3.25%, 02/01/35 (Call 11/01/34)	61	57,104
3.30%, 03/01/35 (Call 09/01/34)(a)	688	647,493
3.38%, 06/15/46 (Call 12/15/45)	310	263,560
3.45%, 11/01/28 (Call 08/01/28)	422	424,149
3.50%, 03/01/39 (Call 09/01/38)	522	472,652
3.50%, 03/01/45 (Call 09/01/44)	350	308,147
3.55%, 03/01/38 (Call 09/01/37)(a)	470	434,936
3.60%, 05/01/34 (Call 02/01/34)(a)	503	487,545
3.63%, 02/01/31 (Call 11/01/30)(a)	460	463,923

Security	Par (000)	Value

Aerospace & Defense (continued)
3.63%, 03/01/48 (Call 09/01/47)	$273	$242,169
3.65%, 03/01/47 (Call 09/01/46)	230	203,159
3.75%, 02/01/50 (Call 08/01/49)(a)	823	764,748
3.83%, 03/01/59 (Call 09/01/58)	365	319,684
3.85%, 11/01/48 (Call 05/01/48)	226	203,713
3.90%, 05/01/49 (Call 11/01/48)	612	567,086
3.95%, 08/01/59 (Call 02/01/59)	853	774,627
4.51%, 05/01/23 (Call 04/01/23)	619	636,020
4.88%, 05/01/25 (Call 04/01/25)	2,458	2,613,058
5.04%, 05/01/27 (Call 03/01/27)	1,515	1,645,817
5.15%, 05/01/30 (Call 02/01/30)	3,660	4,042,630
5.71%, 05/01/40 (Call 11/01/39)	1,785	2,079,336
5.81%, 05/01/50 (Call 11/01/49)	3,799	4,513,246
5.88%, 02/15/40	375	434,253
5.93%, 05/01/60 (Call 11/01/59)	2,675	3,176,344
6.13%, 02/15/33	634	742,167
6.63%, 02/15/38	472	581,057
6.88%, 03/15/39	633	804,147
7.95%, 08/15/24	145	165,957
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	504	483,374
1.88%, 08/15/23 (Call 06/15/23)	296	296,797
2.13%, 08/15/26 (Call 05/15/26)(a)	600	599,198
2.25%, 06/01/31 (Call 03/01/31)	585	567,997
2.38%, 11/15/24 (Call 09/15/24)	599	608,106
2.63%, 11/15/27 (Call 08/15/27)	685	689,093
2.85%, 06/01/41 (Call 12/01/40)	340	319,897
3.25%, 04/01/25 (Call 03/01/25)	212	218,765
3.38%, 05/15/23 (Call 04/15/23)	539	550,226
3.50%, 05/15/25 (Call 03/15/25)	673	696,271
3.50%, 04/01/27 (Call 02/01/27)	668	703,887
3.60%, 11/15/42 (Call 05/15/42)	114	119,250
3.63%, 04/01/30 (Call 01/01/30)(a)	995	1,058,482
3.75%, 05/15/28 (Call 02/15/28)	281	297,034
4.25%, 04/01/40 (Call 10/01/39)	852	951,240
4.25%, 04/01/50 (Call 10/01/49)(a)	660	757,615
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	708	638,359
2.90%, 12/15/29 (Call 09/15/29)(a)	584	579,112
3.83%, 04/27/25 (Call 01/27/25)	621	647,041
3.85%, 06/15/23 (Call 05/15/23)	465	476,708
3.85%, 12/15/26 (Call 09/15/26)	609	639,458
3.95%, 05/28/24 (Call 02/28/24)	372	385,273
4.40%, 06/15/28 (Call 03/15/28)	1,614	1,741,258
4.85%, 04/27/35 (Call 10/27/34)	447	509,697
5.05%, 04/27/45 (Call 10/27/44)	414	487,247
6.15%, 12/15/40(a)	165	215,248
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	560	524,417
2.80%, 06/15/50 (Call 12/15/49)	879	783,219
2.90%, 03/01/25 (Call 12/01/24)	689	706,162
3.55%, 01/15/26 (Call 10/15/25)	1,077	1,134,366
3.60%, 03/01/35 (Call 09/01/34)	729	764,854
3.80%, 03/01/45 (Call 09/01/44)	1,079	1,128,045
4.07%, 12/15/42	880	959,690
4.09%, 09/15/52 (Call 03/15/52)	956	1,044,763
4.50%, 05/15/36 (Call 11/15/35)	492	558,215
4.70%, 05/15/46 (Call 11/15/45)(a)	967	1,142,578
5.72%, 06/01/40(a)	95	120,506
Series B, 6.15%, 09/01/36(a)	340	446,670

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$690	$703,156
3.20%, 02/01/27 (Call 11/01/26)	793	812,272
3.25%, 08/01/23	679	693,298
3.25%, 01/15/28 (Call 10/15/27)	1,767	1,805,273
3.85%, 04/15/45 (Call 10/15/44)	473	484,117
4.03%, 10/15/47 (Call 04/15/47)(a)	1,767	1,863,498
4.40%, 05/01/30 (Call 02/01/30)(a)	756	832,991
4.75%, 06/01/43	691	795,186
5.05%, 11/15/40	484	571,088
5.15%, 05/01/40 (Call 11/01/39)(a)	472	558,574
5.25%, 05/01/50 (Call 11/01/49)	635	798,012
Northrop Grumman Systems Corp., 7.75%, 02/15/31	40	53,554
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	380	346,071
2.25%, 07/01/30 (Call 04/01/30)(a)	938	888,153
2.38%, 03/15/32 (Call 12/15/31)	1,670	1,585,221
2.65%, 11/01/26 (Call 08/01/26)(a)	385	392,595
2.82%, 09/01/51 (Call 03/01/51)	955	831,142
3.03%, 03/15/52 (Call 09/15/51)	1,740	1,559,435
3.13%, 05/04/27 (Call 02/04/27)(a)	950	977,108
3.13%, 07/01/50 (Call 01/01/50)	930	850,988
3.20%, 03/15/24 (Call 01/15/24)	568	581,561
3.50%, 03/15/27 (Call 12/15/26)	1,020	1,067,461
3.70%, 12/15/23 (Call 09/15/23)	308	316,755
3.75%, 11/01/46 (Call 05/01/46)	1,067	1,078,341
3.95%, 08/16/25 (Call 06/16/25)	1,594	1,679,798
4.05%, 05/04/47 (Call 11/04/46)(a)	512	538,795
4.13%, 11/16/28 (Call 08/16/28)	1,489	1,608,858
4.15%, 05/15/45 (Call 11/16/44)	817	862,160
4.20%, 12/15/44 (Call 06/15/44)	320	330,795
4.35%, 04/15/47 (Call 10/15/46)	761	836,004
4.45%, 11/16/38 (Call 05/16/38)	549	611,641
4.50%, 06/01/42	1,694	1,894,516
4.63%, 11/16/48 (Call 05/16/48)	1,115	1,288,033
4.70%, 12/15/41	500	552,778
4.80%, 12/15/43 (Call 06/15/43)	501	577,260
4.88%, 10/15/40	196	226,092
5.70%, 04/15/40	5	6,341
6.13%, 07/15/38	960	1,254,877
7.20%, 08/15/27(a)	105	129,071
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)(a)	500	487,204
1.60%, 04/01/26 (Call 03/01/26)	512	494,657
2.25%, 04/01/28 (Call 02/01/28)	275	267,074
2.75%, 04/01/31 (Call 01/01/31)	435	419,847

		107,200,202

Agriculture — 1.2%
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	400	403,319
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	686	683,881
2.45%, 02/04/32 (Call 11/04/31)(a)	1,105	986,536
2.63%, 09/16/26 (Call 06/16/26)(a)	440	439,752
3.40%, 05/06/30 (Call 02/06/30)	788	775,696
3.40%, 02/04/41 (Call 08/04/40)	1,311	1,085,256
3.70%, 02/04/51 (Call 08/04/50)	1,091	891,721
3.80%, 02/14/24 (Call 01/14/24)	120	123,475
3.88%, 09/16/46 (Call 03/16/46)	1,269	1,090,519
4.00%, 01/31/24	365	378,085
4.00%, 02/04/61 (Call 08/04/60)	815	677,985

Security	Par (000)	Value

Agriculture (continued)
4.25%, 08/09/42	$741	$676,520
4.40%, 02/14/26 (Call 12/14/25)(a)	1,067	1,133,146
4.45%, 05/06/50 (Call 11/06/49)	526	482,289
4.50%, 05/02/43	682	637,127
4.80%, 02/14/29 (Call 11/14/28)	1,489	1,608,552
5.38%, 01/31/44	1,250	1,304,279
5.80%, 02/14/39 (Call 08/14/38)	1,099	1,204,792
5.95%, 02/14/49 (Call 08/14/48)	1,981	2,200,515
6.20%, 02/14/59 (Call 08/14/58)	381	425,747
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,080	1,094,269
2.70%, 09/15/51 (Call 03/15/51)	150	136,069
2.90%, 03/01/32	190	192,203
3.25%, 03/27/30 (Call 12/27/29)	1,092	1,132,164
3.75%, 09/15/47 (Call 03/15/47)	352	389,223
4.02%, 04/16/43	733	808,998
4.50%, 03/15/49 (Call 09/15/48)	890	1,072,084
4.54%, 03/26/42	195	230,490
5.38%, 09/15/35(a)	185	232,452
5.94%, 10/01/32	216	272,946
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	1,287	1,201,374
2.73%, 03/25/31 (Call 12/25/30)(a)	624	571,869
2.79%, 09/06/24 (Call 08/06/24)	967	972,932
3.22%, 08/15/24 (Call 06/15/24)(a)	1,778	1,799,290
3.22%, 09/06/26 (Call 07/06/26)	690	689,354
3.46%, 09/06/29 (Call 06/06/29)	707	694,516
3.56%, 08/15/27 (Call 05/15/27)(a)	2,652	2,669,051
3.73%, 09/25/40 (Call 03/25/40)	685	590,665
3.98%, 09/25/50 (Call 03/25/50)	686	590,647
4.39%, 08/15/37 (Call 02/15/37)	1,833	1,756,794
4.54%, 08/15/47 (Call 02/15/47)(a)	2,019	1,864,071
4.70%, 04/02/27 (Call 02/02/27)	819	869,894
4.76%, 09/06/49 (Call 03/06/49)	846	800,734
4.91%, 04/02/30 (Call 01/02/30)	1,006	1,074,078
5.28%, 04/02/50 (Call 10/02/49)	501	508,229
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	708	672,369
3.95%, 06/15/25(b)	1,798	1,858,516
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	1,087	1,055,277
2.75%, 05/14/31 (Call 02/14/31)(a)	778	740,470
3.25%, 08/15/26 (Call 05/15/26)(a)	316	322,922
3.75%, 09/25/27 (Call 06/25/27)	629	653,726
4.35%, 03/15/24 (Call 03/10/22)	584	606,748
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	710	692,164
0.75%, 02/02/26 (Call 01/02/26)(b)	642	606,340
1.38%, 07/23/23(a)(b)	436	434,097
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	415	376,225
2.13%, 04/23/30 (Call 01/23/30)(b)	770	732,320
2.13%, 11/10/31 (Call 08/10/31)(b)	869	818,942
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	885	855,620
3.25%, 03/01/23(a)(b)	173	176,211
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	601	624,671
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	335	365,034
4.76%, 11/23/45(b)	202	243,727
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	705	712,821
3.50%, 07/26/26 (Call 05/26/26)(b)	1,288	1,305,452

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.88%, 07/26/29 (Call 04/26/29)(b)	$779	$790,835
4.25%, 07/21/25 (Call 04/21/25)(b)	509	531,129
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	763	717,693
1.13%, 05/01/23	416	414,552
1.50%, 05/01/25 (Call 04/01/25)	688	671,538
1.75%, 11/01/30 (Call 08/01/30)	583	527,530
2.10%, 05/01/30 (Call 02/01/30)	830	780,072
2.13%, 05/10/23 (Call 03/10/23)	339	340,919
2.63%, 03/06/23	198	200,150
2.75%, 02/25/26 (Call 11/25/25)(a)	468	471,942
2.88%, 05/01/24 (Call 04/01/24)	766	780,929
3.13%, 08/17/27 (Call 05/17/27)(a)	470	484,930
3.13%, 03/02/28 (Call 12/02/27)(a)	391	401,256
3.25%, 11/10/24	802	827,255
3.38%, 08/11/25 (Call 05/11/25)	845	872,701
3.38%, 08/15/29 (Call 05/15/29)	595	612,716
3.60%, 11/15/23(a)	381	392,817
3.88%, 08/21/42	529	513,091
4.13%, 03/04/43	803	804,341
4.25%, 11/10/44(a)	795	820,652
4.38%, 11/15/41	600	622,676
4.50%, 03/20/42	582	606,434
4.88%, 11/15/43	722	797,102
6.38%, 05/16/38	1,155	1,491,290
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	2,179	2,278,724
4.85%, 09/15/23	353	367,612
5.70%, 08/15/35 (Call 02/15/35)	556	607,508
5.85%, 08/15/45 (Call 02/15/45)	1,941	2,100,175
6.15%, 09/15/43	552	613,083
7.25%, 06/15/37	786	966,322
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	626	605,369
3.20%, 04/21/31 (Call 01/21/31)(b)	630	607,278

		76,897,861

Airlines — 0.2%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	755	838,827
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)(b)	2,070	2,125,076
4.75%, 10/20/28(b)	2,600	2,711,608
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(a)(b)	2,230	2,352,650
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	706	671,736
3.00%, 11/15/26 (Call 08/15/26)	194	196,380
3.45%, 11/16/27 (Call 08/16/27)	339	347,729
4.75%, 05/04/23	334	345,239
5.13%, 06/15/27 (Call 04/15/27)	1,103	1,222,786
5.25%, 05/04/25 (Call 04/04/25)	921	995,801

		11,807,832

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	230	231,877
2.38%, 11/01/26 (Call 08/01/26)	1,063	1,075,437
2.40%, 03/27/25 (Call 02/27/25)	978	990,702
2.75%, 03/27/27 (Call 01/27/27)(a)	1,000	1,026,613
2.85%, 03/27/30 (Call 12/27/29)	1,195	1,214,494

Security	Par (000)	Value

Apparel (continued)
3.25%, 03/27/40 (Call 09/27/39)	$909	$910,197
3.38%, 11/01/46 (Call 05/01/46)	436	442,155
3.38%, 03/27/50 (Call 09/27/49)(a)	1,055	1,076,780
3.63%, 05/01/43 (Call 11/01/42)	460	479,361
3.88%, 11/01/45 (Call 05/01/45)	809	875,017
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,152	1,217,177
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)(a)	845	842,754
3.75%, 09/15/25 (Call 07/15/25)	949	994,653
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	615	585,102
4.13%, 07/15/27 (Call 04/15/27)	127	132,762
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	844	844,706
2.80%, 04/23/27 (Call 02/23/27)(a)	813	823,462
2.95%, 04/23/30 (Call 01/23/30)	645	634,075
6.00%, 10/15/33	20	23,836

		14,421,160

Auto Manufacturers — 2.2%
American Honda Finance Corp.
0.55%, 07/12/24	797	771,520
0.65%, 09/08/23	741	729,719
0.75%, 08/09/24(a)	245	237,763
0.88%, 07/07/23	569	563,542
1.00%, 09/10/25	815	780,988
1.20%, 07/08/25	608	589,033
1.30%, 09/09/26(a)	700	669,894
1.50%, 01/13/25	720	706,105
1.80%, 01/13/31(a)	550	507,879
1.95%, 05/10/23	367	368,742
2.00%, 03/24/28	559	538,779
2.15%, 09/10/24	782	784,659
2.25%, 01/12/29	700	678,575
2.30%, 09/09/26(a)	557	556,897
2.35%, 01/08/27	643	641,945
2.40%, 06/27/24	394	397,499
2.90%, 02/16/24	353	360,471
3.45%, 07/14/23	292	298,629
3.50%, 02/15/28	397	415,926
3.55%, 01/12/24(a)	653	673,460
3.63%, 10/10/23	752	773,515
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	800	802,549
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	1,119	1,126,249
2.85%, 08/14/29 (Call 05/14/29)(b)	450	450,936
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	245	237,722
0.80%, 04/01/24(b)	562	548,639
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	272	260,136
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	560	517,872
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	543	547,325
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	1,125	1,152,817
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	895	914,085
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	245	256,404
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	605	616,253
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	375	397,665
3.75%, 04/12/28 (Call 01/12/28)(b)	721	766,863
3.80%, 04/06/23(b)	386	395,071
3.90%, 04/09/25 (Call 03/09/25)(b)	1,703	1,781,136
3.95%, 08/14/28 (Call 05/14/28)(b)	580	623,210

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.15%, 04/09/30 (Call 01/09/30)(b)	$915	$997,233
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	445	431,694
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	1,016	966,291
1.50%, 09/01/30 (Call 06/01/30)	905	812,266
2.60%, 09/01/50 (Call 03/01/50)	833	690,118
3.65%, 10/01/23 (Call 07/01/23)(a)	343	351,482
4.88%, 10/01/43 (Call 04/01/43)(a)	150	179,105
7.13%, 03/01/28	15	18,808
Daimler Finance North America LLC
0.75%, 03/01/24(b)	685	667,341
1.45%, 03/02/26(a)(b)	1,048	1,006,956
1.75%, 03/10/23(a)(b)	405	405,432
2.13%, 03/10/25(b)	755	750,390
2.45%, 03/02/31(b)	510	487,450
2.63%, 03/10/30(a)(b)	350	339,729
2.70%, 06/14/24(a)(b)	971	984,258
3.10%, 08/15/29(b)	713	718,047
3.25%, 08/01/24(a)(b)	735	753,493
3.30%, 05/19/25(b)	762	784,026
3.45%, 01/06/27(a)(b)	705	734,327
3.50%, 08/03/25(a)(b)	647	670,992
3.65%, 02/22/24(b)	695	715,625
3.70%, 05/04/23(b)	310	317,495
3.75%, 02/22/28(b)	479	505,484
4.30%, 02/22/29(b)	615	665,172
8.50%, 01/18/31	1,088	1,536,482
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)(b)	255	250,098
2.00%, 12/14/26(b)	160	154,370
2.38%, 12/14/28(b)	280	268,810
2.50%, 12/14/31(b)	565	532,721
General Motors Co.
4.00%, 04/01/25	383	397,241
4.20%, 10/01/27 (Call 07/01/27)(a)	639	673,387
4.88%, 10/02/23	757	790,263
5.00%, 10/01/28 (Call 07/01/28)	757	826,844
5.00%, 04/01/35(a)	423	457,568
5.15%, 04/01/38 (Call 10/01/37)(a)	723	782,869
5.20%, 04/01/45	953	1,032,157
5.40%, 10/02/23	847	889,866
5.40%, 04/01/48 (Call 10/01/47)	670	743,247
5.95%, 04/01/49 (Call 10/01/48)(a)	795	949,977
6.13%, 10/01/25 (Call 09/01/25)	1,051	1,162,946
6.25%, 10/02/43(a)	845	1,026,363
6.60%, 04/01/36 (Call 10/01/35)	1,228	1,523,688
6.75%, 04/01/46 (Call 10/01/45)	685	866,268
6.80%, 10/01/27 (Call 08/01/27)(a)	873	1,027,923
General Motors Financial Co. Inc.
1.05%, 03/08/24	1,103	1,074,726
1.20%, 10/15/24	190	184,919
1.25%, 01/08/26 (Call 12/08/25)	985	929,424
1.50%, 06/10/26 (Call 05/10/26)	1,280	1,213,548
1.70%, 08/18/23	713	710,057
2.35%, 02/26/27 (Call 01/26/27)	1,000	969,153
2.35%, 01/08/31 (Call 10/08/30)	1,189	1,074,077
2.40%, 04/10/28 (Call 02/10/28)	885	845,775
2.40%, 10/15/28 (Call 08/15/28)	330	312,167
2.70%, 08/20/27 (Call 06/20/27)(a)	789	772,191

Security	Par (000)	Value

Auto Manufacturers (continued)
2.70%, 06/10/31 (Call 03/10/31)	$742	$686,620
2.75%, 06/20/25 (Call 05/20/25)	1,413	1,412,586
2.90%, 02/26/25 (Call 01/26/25)	1,105	1,111,327
3.10%, 01/12/32 (Call 10/12/31)	915	873,295
3.50%, 11/07/24 (Call 09/07/24)	893	914,547
3.60%, 06/21/30 (Call 03/21/30)	1,027	1,030,575
3.70%, 05/09/23 (Call 03/09/23)	329	334,922
3.85%, 01/05/28 (Call 10/05/27)	366	378,067
3.95%, 04/13/24 (Call 02/13/24)	1,064	1,093,828
4.00%, 01/15/25 (Call 10/15/24)	617	638,564
4.00%, 10/06/26 (Call 07/06/26)	880	917,046
4.15%, 06/19/23 (Call 05/19/23)	312	319,900
4.25%, 05/15/23	405	416,686
4.30%, 07/13/25 (Call 04/13/25)	830	864,719
4.35%, 04/09/25 (Call 02/09/25)	737	770,934
4.35%, 01/17/27 (Call 10/17/26)(a)	1,001	1,051,956
5.10%, 01/17/24 (Call 12/17/23)	1,388	1,455,750
5.25%, 03/01/26 (Call 12/01/25)	1,159	1,261,521
5.65%, 01/17/29 (Call 10/17/28)	513	576,686
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	1,037	1,047,996
Hyundai Capital America
0.80%, 01/08/24(b)	669	649,697
0.88%, 06/14/24(a)(b)	978	939,534
1.00%, 09/17/24(b)	1,090	1,048,188
1.25%, 09/18/23(b)	847	834,992
1.30%, 01/08/26 (Call 12/08/25)(b)	420	396,747
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	785	739,572
1.65%, 09/17/26 (Call 08/17/26)(b)	950	900,620
1.80%, 10/15/25 (Call 09/15/25)(b)	856	827,112
1.80%, 01/10/28 (Call 11/08/27)(b)	520	481,326
2.00%, 06/15/28 (Call 04/15/28)(b)	1,001	930,721
2.10%, 09/15/28 (Call 07/17/28)(b)	435	404,625
2.38%, 10/15/27 (Call 08/15/27)(b)	1,130	1,088,307
2.65%, 02/10/25 (Call 01/10/25)(b)	241	240,600
2.75%, 09/27/26(a)(b)	453	450,594
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	418	417,257
3.40%, 06/20/24(a)(b)	480	489,473
3.50%, 11/02/26 (Call 09/02/26)(b)	601	613,599
4.13%, 06/08/23(b)	285	290,819
4.30%, 02/01/24(b)	390	402,850
5.75%, 04/06/23(a)(b)	527	547,701
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	530	579,884
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	470	559,474
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	375	355,398
2.13%, 04/24/25(a)(b)	200	195,465
2.50%, 01/24/27(a)(b)	70	68,701
3.63%, 08/29/27(b)	200	208,118
3.75%, 03/05/23(b)	500	507,700
Kia Corp.
1.00%, 04/16/24(b)	80	78,072
3.25%, 04/21/26(b)	885	906,337
3.50%, 10/25/27(b)	405	419,167
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)(b)	585	563,147
1.85%, 09/16/26 (Call 08/16/26)(b)	925	867,364
2.45%, 09/15/28 (Call 07/15/28)(b)	615	573,053
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	384	372,070

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	$852	$805,133
2.75%, 03/09/28 (Call 01/09/28)(b)	717	685,570
3.45%, 03/15/23(b)	283	286,928
3.88%, 09/21/23(b)	235	240,044
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	964	973,049
3.52%, 09/17/25 (Call 08/17/25)(b)	1,107	1,120,767
4.35%, 09/17/27 (Call 07/17/27)(b)	1,615	1,662,549
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	2,136	2,239,007
PACCAR Financial Corp.
0.35%, 08/11/23	130	128,005
0.35%, 02/02/24	325	316,111
0.50%, 08/09/24	145	139,907
0.80%, 06/08/23(a)	285	282,663
0.90%, 11/08/24	60	58,375
1.10%, 05/11/26	160	153,523
1.80%, 02/06/25	369	365,392
2.00%, 02/04/27	200	198,229
2.15%, 08/15/24	595	597,296
2.65%, 04/06/23	25	25,343
3.40%, 08/09/23	255	261,401
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	1,278	1,215,513
2.69%, 09/15/31 (Call 06/15/31)(b)	1,140	1,055,747
Stellantis NV, 5.25%, 04/15/23	855	884,070
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,117	1,089,163
1.34%, 03/25/26 (Call 02/25/26)	914	883,009
2.36%, 07/02/24	590	594,221
2.36%, 03/25/31 (Call 12/25/30)(a)	470	460,445
2.76%, 07/02/29	615	622,141
3.42%, 07/20/23	720	737,254
3.67%, 07/20/28	300	320,546
Toyota Motor Credit Corp.
0.45%, 01/11/24(a)	672	656,073
0.50%, 08/14/23	700	689,682
0.50%, 06/18/24(a)	1,020	987,490
0.63%, 09/13/24	425	410,451
0.80%, 10/16/25	894	849,497
0.80%, 01/09/26	710	674,085
1.13%, 06/18/26	805	770,298
1.15%, 08/13/27(a)	697	654,065
1.35%, 08/25/23	893	889,888
1.45%, 01/13/25	200	196,710
1.65%, 01/10/31	450	411,315
1.80%, 02/13/25	1,304	1,294,110
1.90%, 01/13/27	500	491,337
1.90%, 04/06/28	526	506,921
1.90%, 09/12/31	445	411,648
2.00%, 10/07/24	190	190,152
2.15%, 02/13/30	787	756,164
2.25%, 10/18/23(a)	541	544,645
2.40%, 01/13/32	60	57,845
2.90%, 03/30/23	469	476,411
2.90%, 04/17/24	844	861,270
3.00%, 04/01/25	1,204	1,232,668
3.05%, 01/11/28	481	496,061
3.20%, 01/11/27	709	738,894
3.35%, 01/08/24	326	334,938
3.38%, 04/01/30	797	833,925

Security	Par (000)	Value

Auto Manufacturers (continued)
3.40%, 04/14/25	$633	$656,222
3.45%, 09/20/23	725	744,439
3.65%, 01/08/29	416	443,862
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	894	875,481
1.25%, 11/24/25 (Call 10/24/25)(b)	1,381	1,315,964
1.63%, 11/24/27 (Call 09/24/27)(b)	766	720,999
2.85%, 09/26/24(b)	488	494,697
3.13%, 05/12/23(b)	605	613,738
3.20%, 09/26/26(a)(b)	529	539,299
3.35%, 05/13/25(b)	995	1,016,192
3.75%, 05/13/30(b)	730	760,746
4.25%, 11/13/23(b)	904	935,927
4.63%, 11/13/25(b)	628	670,027
4.75%, 11/13/28(b)	804	889,177

		143,973,334

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)(a)	1,976	1,669,853
4.35%, 03/15/29 (Call 12/15/28)	489	526,414
4.40%, 10/01/46 (Call 04/01/46)	292	303,367
5.40%, 03/15/49 (Call 09/15/48)(a)	228	267,729
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	1,000	1,005,208
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(a)	1,019	1,015,217
3.38%, 03/15/25 (Call 12/15/24)(a)	464	476,277
4.38%, 03/15/45 (Call 09/15/44)	249	257,657
5.00%, 10/01/25(b)	1,110	1,199,112
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	115	109,523
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	275	254,830
3.50%, 05/30/30 (Call 02/28/30)	315	316,858
3.55%, 01/15/52 (Call 07/15/51)(a)	265	226,433
3.80%, 09/15/27 (Call 06/15/27)(a)	577	600,751
4.25%, 05/15/29 (Call 02/15/29)(a)	94	99,583
5.25%, 05/15/49 (Call 11/15/48)(a)	519	582,411
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	887	853,387
3.63%, 06/15/24 (Call 03/15/24)	788	810,487
4.15%, 10/01/25 (Call 07/01/25)	980	1,038,610
Toyota Industries Corp.
3.24%, 03/16/23 (Call 02/16/23)(b)	250	254,773
3.57%, 03/16/28 (Call 12/16/27)(b)	5	5,168

		11,873,648

Banks — 19.7%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)(c)	655	619,506
2.47%, 12/13/29 (Call 12/13/28)(b)(c)	600	573,728
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	702	655,814
4.75%, 07/28/25(b)	805	846,860
4.80%, 04/18/26(b)	454	483,400
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	275	279,950
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	660	677,050
4.75%, 10/12/23(b)	380	393,545
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	855	812,051
2.17%, 02/18/25(a)(b)	200	199,532
2.55%, 02/13/30(b)	810	797,703

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 03/19/24(b)	$976	$1,005,687
3.45%, 07/17/27(b)	387	405,009
3.45%, 01/21/28(b)	453	471,234
ASB Bank Ltd.
1.63%, 10/22/26(b)	580	556,959
2.38%, 10/22/31(b)	420	395,629
3.13%, 05/23/24(a)(b)	947	968,924
3.75%, 06/14/23(b)	355	364,295
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(a)	125	130,324
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	960	874,003
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	1,119	1,107,792
4.40%, 05/19/26(a)(b)	1,107	1,172,120
4.50%, 03/19/24(a)(b)	355	370,250
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	527	555,809
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	800	788,612
1.13%, 09/18/25	300	285,195
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	200	190,393
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(b)	575	566,381
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	340	324,112
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	769	724,360
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(b)	45	42,019
3.50%, 10/12/27(a)(b)	107	109,944
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	245	250,922
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.13%, 06/06/24(a)(b)	475	486,405
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	487	501,854
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	248	246,452
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)(b)	1,106	973,280
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	905	895,883
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(b)	1,929	2,051,511
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	1,317	1,294,230
1.72%, 09/14/27 (Call 09/14/26)(c)	895	846,283
1.85%, 03/25/26	265	254,147
2.71%, 06/27/24	1,590	1,603,792
2.75%, 05/28/25	1,825	1,827,075
2.75%, 12/03/30	1,205	1,098,128
2.96%, 03/25/31(a)	605	581,086
3.23%, 11/22/32 (Call 11/22/31)(c)	1,135	1,052,554
3.31%, 06/27/29	830	840,475
3.49%, 05/28/30	367	367,471
3.80%, 02/23/28	747	768,545
3.85%, 04/12/23	680	692,452
4.25%, 04/11/27	1,190	1,256,231
4.38%, 04/12/28	1,040	1,105,960
5.18%, 11/19/25	1,037	1,104,626
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	806	775,775
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(a)(b)	485	502,838
4.45%, 09/19/28(b)	130	143,246

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	$996	$977,891
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	1,403	1,369,362
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	1,442	1,397,459
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	1,692	1,626,605
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	1,693	1,600,878
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	2,185	2,087,720
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(c)	595	591,306
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(c)	1,150	1,117,153
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	3,235	3,088,010
1.84%, 02/04/25, (SOFR + 0.670%)	600	594,154
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	737	666,165
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(c)	2,123	1,922,032
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	1,138	1,118,340
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	1,145	1,082,578
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	2,957	2,743,070
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)(c)	1,292	1,288,778
2.48%, 09/21/36 (Call 09/21/31)(c)	1,933	1,754,663
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	2,948	2,807,359
2.55%, 02/04/28, (SOFR + 1.050%)	2,215	2,179,212
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	2,285	2,163,256
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	2,177	2,081,069
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(c)	3,746	3,289,310
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(c)	2,862	2,752,547
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)(c)	527	460,914
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	1,923	1,885,837
2.97%, 02/04/33, (SOFR + 1.330%)	2,765	2,708,676
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(c)	1,675	1,489,138
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	1,507	1,526,875
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	2,189	2,188,232
3.25%, 10/21/27 (Call 10/21/26)	1,963	2,007,407
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(c)	2,903	2,782,245
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	1,785	1,818,727
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	4,362	4,459,445
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(c)	1,827	1,862,060
3.50%, 04/19/26(a)	2,103	2,178,279
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(c)	2,344	2,381,129
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(a)(c)	2,410	2,473,946
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	1,833	1,892,981
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	1,735	1,797,169
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	2,240	2,332,248
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(c)	1,920	1,963,390
3.88%, 08/01/25	1,687	1,765,521
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.190%)(c)	1,173	1,224,979

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(c)	$1,696	$1,772,908
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(c)	2,558	2,679,038
4.00%, 04/01/24(a)	2,187	2,268,909
4.00%, 01/22/25	2,105	2,185,475
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(c)	1,352	1,414,248
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(c)	3,936	4,223,180
4.10%, 07/24/23	981	1,013,479
4.13%, 01/22/24(a)	2,267	2,356,775
4.20%, 08/26/24	1,364	1,420,195
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(c)	1,807	1,969,264
4.25%, 10/22/26(a)	1,562	1,669,389
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)(c)	2,761	2,941,068
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(c)	2,343	2,599,715
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(c)	1,736	1,936,761
4.45%, 03/03/26	1,463	1,558,865
4.88%, 04/01/44(a)	387	445,257
5.00%, 01/21/44	1,716	2,007,371
5.88%, 02/07/42	1,363	1,767,058
6.11%, 01/29/37	1,734	2,157,817
6.22%, 09/15/26	615	699,255
7.75%, 05/14/38	1,391	2,011,924
Series L, 3.95%, 04/21/25	2,012	2,086,434
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,577	1,656,849
Series L, 4.75%, 04/21/45(a)	539	615,908
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	920	881,198
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	1,614	1,543,358
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(c)	875	847,184
Bank of America N.A., 6.00%, 10/15/36	1,073	1,359,251
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	2,051	2,161,348
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	2,595	2,760,626
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	373	385,493
Bank of Montreal
0.45%, 12/08/23	1,130	1,100,470
0.63%, 07/09/24	1,250	1,206,000
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	630	594,188
1.25%, 09/15/26	1,140	1,080,941
1.50%, 01/10/25	569	556,669
1.85%, 05/01/25(a)	935	923,963
2.50%, 06/28/24	1,081	1,090,779
3.09%, 01/10/37 (Call 01/10/32)(c)	687	655,212
3.80%, 12/15/32 (Call 12/15/27)(c)	828	849,736
4.34%, 10/05/28 (Call 10/05/23)(c)	605	622,695
4.80%, (Call 08/25/24)(a)(c)(d)	255	253,623
Series E, 3.30%, 02/05/24	1,443	1,477,825
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	360	352,279
0.50%, 04/26/24 (Call 03/26/24)(a)	744	722,583
0.75%, 01/28/26 (Call 12/28/25)	200	190,019

Security	Par (000)	Value

Banks (continued)
1.05%, 10/15/26 (Call 09/15/26)(a)	$308	$291,975
1.60%, 04/24/25 (Call 03/24/25)	1,115	1,097,989
1.65%, 07/14/28 (Call 05/14/28)	500	474,036
1.65%, 01/28/31 (Call 10/28/30)	342	314,833
1.80%, 07/28/31 (Call 04/28/31)	390	358,124
2.05%, 01/26/27 (Call 12/26/26)	290	286,613
2.10%, 10/24/24	996	999,097
2.20%, 08/16/23 (Call 06/16/23)	793	798,704
2.45%, 08/17/26 (Call 05/17/26)	699	708,059
2.50%, 01/26/32 (Call 10/26/31)	750	729,670
2.80%, 05/04/26 (Call 02/04/26)	749	765,529
3.00%, 10/30/28 (Call 07/30/28)(a)	231	233,275
3.25%, 09/11/24 (Call 08/11/24)	380	391,199
3.25%, 05/16/27 (Call 02/16/27)	478	496,104
3.30%, 08/23/29 (Call 05/23/29)	543	560,782
3.40%, 05/15/24 (Call 04/15/24)	502	517,756
3.40%, 01/29/28 (Call 10/29/27)	669	701,046
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(c)	552	576,661
3.45%, 08/11/23(a)	607	620,894
3.50%, 04/28/23	417	426,319
3.85%, 04/28/28	816	874,276
3.95%, 11/18/25 (Call 10/18/25)	631	668,272
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	730	753,063
Series G, 3.00%, 02/24/25 (Call 01/24/25)	508	521,479
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	400	388,623
Series J, 1.90%, 01/25/29 (Call 11/25/28)	467	448,139
Bank of New Zealand
1.00%, 03/03/26(b)	385	365,742
2.00%, 02/21/25(b)	725	718,832
2.87%, 01/27/32(b)	495	486,068
3.50%, 02/20/24(b)	711	731,408
Bank of New Zealand., 2.29%, 01/27/27(a)(b)	665	655,499
Bank of Nova Scotia (The)
0.55%, 09/15/23	566	555,825
0.65%, 07/31/24	1,063	1,025,701
0.70%, 04/15/24	992	961,643
0.80%, 06/15/23	259	256,073
1.05%, 03/02/26	821	778,938
1.30%, 06/11/25(a)	805	777,039
1.30%, 09/15/26	752	718,130
1.35%, 06/24/26	715	681,142
1.63%, 05/01/23	563	562,809
1.95%, 02/02/27	860	834,691
2.15%, 08/01/31	670	625,149
2.20%, 02/03/25	1,077	1,071,612
2.45%, 02/02/32	695	661,313
2.70%, 08/03/26	1,036	1,046,074
3.40%, 02/11/24(a)	1,263	1,295,044
4.50%, 12/16/25	1,094	1,165,740
4.90%, (Call 06/04/25)(a)(c)(d)	304	309,031
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	970	868,389
Bank of Nova Scotia/The, 1.45%, 01/10/25	862	842,751
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(c)	500	500,172
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	377	404,394
5.13%, 06/11/30 (Call 03/11/30)	315	333,407
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	1,265	1,225,447

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.00%, 02/04/25(b)	$462	$443,618
1.60%, 10/04/26(b)	495	474,720
2.38%, 11/21/24(b)	778	778,496
3.75%, 07/20/23(b)	596	610,989
Barclays Bank PLC, 3.75%, 05/15/24(a)	800	826,020
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	1,248	1,216,326
2.28%, 11/24/27 (Call 11/24/26)(c)	1,585	1,528,969
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(c)	1,060	999,968
2.67%, 03/10/32 (Call 03/10/31)(a)(c)	535	501,393
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(c)	1,190	1,189,564
2.89%, 11/24/32 (Call 11/24/31)(c)	220	208,456
3.33%, 11/24/42 (Call 11/24/41)(c)	830	758,114
3.56%, 09/23/35 (Call 09/23/30)(a)(c)	845	807,643
3.65%, 03/16/25	1,506	1,543,371
3.81%, 03/10/42 (Call 03/10/41)(a)(c)	705	656,932
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	1,790	1,840,823
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)(c)	944	970,069
4.34%, 01/10/28 (Call 01/10/27)(a)	805	848,171
4.38%, 09/11/24	1,125	1,165,502
4.38%, 01/12/26(a)	1,902	2,003,943
4.84%, 05/09/28 (Call 05/07/27)(a)	1,534	1,620,158
4.95%, 01/10/47	1,255	1,415,710
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(c)	1,383	1,497,712
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)(c)	1,125	1,200,029
5.20%, 05/12/26	1,582	1,695,793
5.25%, 08/17/45(a)	1,150	1,347,805
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	405	392,850
4.38%, 04/10/24(a)(b)	158	162,938
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	1,335	1,255,015
1.68%, 06/30/27 (Call 06/30/26)(b)(c)	1,737	1,644,363
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(b)(c)	490	457,234
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(a)(b)(c)	1,155	1,069,322
2.22%, 06/09/26 (Call 06/09/25)(b)(c)	1,507	1,476,427
2.59%, 01/20/28 (Call 01/20/27)(a)(b)(c)	2,320	2,255,613
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	1,015	916,147
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	1,626	1,626,311
2.82%, 01/26/41(a)(b)	435	374,772
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)(c)	1,605	1,525,886
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(b)(c)	4,000	3,869,532
3.25%, 03/03/23	600	609,303
3.38%, 01/09/25(b)	1,331	1,357,159
3.50%, 03/01/23(b)	631	641,082
3.50%, 11/16/27(a)(b)	600	609,434
3.80%, 01/10/24(b)	913	939,499
4.25%, 10/15/24(a)	1,073	1,119,281
4.38%, 09/28/25(b)	954	994,032
4.38%, 05/12/26(b)	1,000	1,042,513
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	730	751,831
4.40%, 08/14/28(a)(b)	1,232	1,311,964
4.63%, 03/13/27(a)(b)	893	941,288
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	1,360	1,413,012

Security	Par (000)	Value

Banks (continued)
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(b)(c)	$877	$973,473
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	440	447,964
BPCE SA
1.00%, 01/20/26(b)	1,675	1,578,225
1.63%, 01/14/25(a)(b)	1,755	1,722,429
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	1,159	1,105,674
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	1,670	1,601,559
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(a)(b)(c)	720	653,583
2.38%, 01/14/25(b)	1,011	999,823
2.70%, 10/01/29(a)(b)	786	772,014
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(b)(c)	490	461,892
3.25%, 01/11/28(a)(b)	480	491,306
3.38%, 12/02/26	381	390,543
3.50%, 10/23/27(b)	710	718,804
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(b)(c)	795	726,829
4.00%, 09/12/23(b)	530	544,610
4.00%, 04/15/24	965	999,437
4.50%, 03/15/25(b)	815	846,186
4.63%, 07/11/24(b)	297	308,444
4.63%, 09/12/28(b)	350	375,896
4.88%, 04/01/26(b)	475	502,718
5.15%, 07/21/24(b)	1,325	1,389,412
5.70%, 10/22/23(a)(b)	1,007	1,057,436
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(c)	225	229,318
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	100	98,302
0.50%, 12/14/23	694	675,793
0.95%, 06/23/23	508	502,709
0.95%, 10/23/25(a)	953	907,304
1.00%, 10/18/24	935	903,731
1.25%, 06/22/26	472	446,099
2.25%, 01/28/25	750	748,419
3.10%, 04/02/24	956	974,931
3.50%, 09/13/23	855	880,151
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,745	1,803,927
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	1,106	1,081,117
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	1,120	1,087,895
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	1,130	1,064,068
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	205	198,499
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	2,410	2,278,668
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(c)	2,008	2,004,410
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	1,465	1,441,935
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)(c)	385	362,584
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	978	928,173
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	3,010	2,874,069
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(c)	1,664	1,604,299
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(c)	710	639,859
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(c)	2,052	2,024,704
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(c)	1,750	1,725,239
3.07%, 02/24/28, (SOFR + 1.280%)	1,000	1,007,989
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	1,863	1,887,396
3.20%, 10/21/26 (Call 07/21/26)	2,513	2,562,269
3.30%, 04/27/25	1,471	1,506,155
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	2,422	2,470,439

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.38%, 03/01/23	$20	$20,363
3.40%, 05/01/26(a)	1,802	1,854,346
3.50%, 05/15/23	536	548,272
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	2,038	2,094,199
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	2,068	2,139,937
3.70%, 01/12/26	1,828	1,910,596
3.75%, 06/16/24	658	681,030
3.88%, 10/25/23	578	596,367
3.88%, 03/26/25	1,089	1,128,281
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(c)	1,025	1,067,841
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	1,951	2,037,345
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	1,010	1,062,496
4.00%, 08/05/24	15	15,469
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(c)	503	515,943
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(c)	2,123	2,233,765
4.13%, 07/25/28	1,415	1,487,538
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(c)	942	1,033,362
4.30%, 11/20/26	914	972,017
4.40%, 06/10/25	2,255	2,365,863
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(c)	2,819	3,054,296
4.45%, 09/29/27	3,159	3,373,916
4.60%, 03/09/26	1,380	1,471,746
4.65%, 07/30/45	1,019	1,161,118
4.65%, 07/23/48 (Call 06/23/48)	2,103	2,458,231
4.75%, 05/18/46	1,545	1,725,565
5.30%, 05/06/44	843	994,151
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(c)	1,126	1,370,314
5.50%, 09/13/25	1,281	1,396,406
5.88%, 02/22/33	588	706,816
5.88%, 01/30/42	889	1,144,386
6.00%, 10/31/33	807	982,738
6.13%, 08/25/36	657	833,994
6.63%, 01/15/28(a)	120	143,563
6.63%, 06/15/32	1,372	1,723,576
6.68%, 09/13/43	882	1,213,953
6.88%, 03/05/38	105	140,329
6.88%, 02/15/98	340	512,706
8.13%, 07/15/39	1,305	2,041,505
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	275	274,103
3.70%, 03/29/23 (Call 02/28/23)	350	356,880
3.75%, 02/18/26 (Call 11/18/25)	436	457,753
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	450	430,793
2.64%, 09/30/32 (Call 07/02/32)	315	292,123
2.85%, 07/27/26 (Call 04/27/26)	438	442,173
3.25%, 04/30/30 (Call 01/30/30)(a)	240	242,980
4.30%, 12/03/25 (Call 11/03/25)	360	379,078
Comerica Bank
2.50%, 07/23/24	867	877,722
4.00%, 07/27/25	195	205,519

Security	Par (000)	Value

Banks (continued)
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	$373	$382,508
3.80%, 07/22/26	270	283,515
4.00%, 02/01/29 (Call 11/03/28)	349	374,198
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,500	1,427,400
1.88%, 09/15/31(b)	855	790,148
2.63%, 09/06/26(a)(b)	940	954,700
2.69%, 03/11/31(b)	1,060	989,084
2.85%, 05/18/26(b)	85	86,966
3.15%, 09/19/27(a)(b)	507	526,893
3.31%, 03/11/41(a)(b)	972	896,546
3.35%, 06/04/24(b)	185	190,951
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	961	959,570
3.74%, 09/12/39(b)	669	660,484
3.90%, 03/16/28(a)(b)	682	738,350
3.90%, 07/12/47(a)(b)	1,967	2,149,054
4.32%, 01/10/48(b)	1,051	1,109,183
4.50%, 12/09/25(a)(b)	288	306,415
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(b)(c)	934	884,943
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	2,525	2,389,015
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	825	793,978
1.98%, 12/15/27 (Call 12/15/26)(a)(b)(c)	2,357	2,284,971
2.63%, 07/22/24(b)	1,016	1,026,279
3.75%, 07/21/26	1,106	1,140,360
3.88%, 09/26/23(b)	700	721,693
4.38%, 08/04/25	1,170	1,224,997
5.25%, 05/24/41(a)	1,237	1,598,246
5.25%, 08/04/45	917	1,100,178
5.75%, 12/01/43(a)	790	1,000,768
5.80%, 09/30/2110(a)(b)	195	278,353
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	835	813,678
3.38%, 05/21/25	347	360,115
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	1,005	988,249
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	340	331,817
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(b)(c)	922	866,967
2.02%, 01/11/27(b)	1,360	1,321,724
2.81%, 01/11/41(a)(b)	1,200	1,031,565
3.25%, 01/14/30(a)(b)	899	871,642
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	1,170	1,180,438
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(b)(c)	1,682	1,636,778
2.38%, 01/22/25(b)	367	368,187
3.25%, 10/04/24(b)	1,850	1,890,172
3.75%, 04/24/23(b)	860	879,033
3.88%, 04/15/24(b)	525	543,420
4.13%, 01/10/27(a)(b)	976	1,029,048
Credit Suisse AG/New York NY
0.50%, 02/02/24	725	701,952
0.52%, 08/09/23(a)	250	245,355
1.00%, 05/05/23	726	720,467
1.25%, 08/07/26	1,635	1,538,482
2.95%, 04/09/25	1,205	1,220,506
3.63%, 09/09/24	2,553	2,634,414
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	1,705	1,580,277
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	1,732	1,682,194

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	$595	$592,041
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)(c)	1,638	1,553,192
3.75%, 03/26/25	1,920	1,969,216
3.80%, 06/09/23	555	567,242
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)(c)	1,389	1,406,668
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(a)(b)(c)	2,221	2,306,615
4.21%, 06/12/24 (Call 06/12/23)(b)(c)	1,305	1,337,386
4.28%, 01/09/28 (Call 01/09/27)(b)	1,512	1,572,476
4.55%, 04/17/26	1,670	1,763,506
4.88%, 05/15/45	1,501	1,640,015
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	992	953,427
1.23%, 06/22/24 (Call 06/22/23)(b)	1,806	1,767,334
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	475	447,740
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	589	561,672
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	464	469,440
3.88%, 09/12/23(b)	485	496,561
4.38%, 06/12/28(a)(b)	575	602,878
5.38%, 01/12/24(b)	1,075	1,132,269
DBS Group Holdings Ltd.
1.17%, 11/22/24(b)	50	48,844
1.19%, 03/15/27(b)	35	33,036
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	465	482,011
Deutsche Bank AG, 4.10%, 01/13/26	109	113,681
Deutsche Bank AG/London, 3.70%, 05/30/24	665	681,824
Deutsche Bank AG/New York NY
0.90%, 05/28/24	537	520,569
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	510	497,904
1.69%, 03/19/26(a)	630	608,054
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	1,435	1,381,608
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	1,235	1,232,071
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	390	372,660
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	3,015	2,895,222
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(c)	1,170	1,099,350
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(c)	1,200	1,184,235
3.70%, 05/30/24	1,098	1,126,263
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	1,650	1,687,460
4.10%, 01/13/26	475	492,056
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	715	715,369
2.70%, 02/06/30 (Call 11/06/29)	560	539,542
3.45%, 07/27/26 (Call 04/27/26)	775	798,087
4.20%, 08/08/23	685	705,026
4.25%, 03/13/26(a)	450	476,718
4.65%, 09/13/28 (Call 06/13/28)	720	779,611
4.68%, 08/09/28 (Call 08/09/23)(c)	965	989,270
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(b)(c)	740	715,476
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	605	576,018
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	835	797,254
1.61%, 03/30/28 (Call 03/30/27)(b)(c)	635	597,895
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	1,110	1,073,982
2.05%, 02/10/25(b)	877	865,009
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	386	385,476
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	590	566,858

Security	Par (000)	Value

Banks (continued)
2.38%, 01/28/25 (Call 12/28/24)	$1,085	$1,086,497
2.55%, 05/05/27 (Call 04/05/27)	532	531,504
3.65%, 01/25/24 (Call 12/25/23)	1,045	1,074,279
3.95%, 03/14/28 (Call 02/14/28)	373	396,680
4.30%, 01/16/24 (Call 12/16/23)	600	623,752
8.25%, 03/01/38	750	1,128,620
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	550	546,805
3.85%, 03/15/26 (Call 02/15/26)	651	682,048
3.95%, 07/28/25 (Call 06/28/25)	490	519,327
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)(c)	397	396,394
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	420	493,275
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	220	223,357
4.00%, 05/26/25 (Call 04/26/25)	580	602,191
First Republic Bank/CA
1.91%, 02/12/24 (Call 02/12/23), (SOFR + 0.620%)(c)	266	265,545
4.38%, 08/01/46 (Call 02/01/46)	395	438,773
4.63%, 02/13/47 (Call 08/13/46)	400	456,890
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	310	313,224
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(a)(c)	80	81,595
6.13%, 03/09/28	300	342,999
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	1,405	1,371,647
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(c)	1,410	1,391,602
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	701	669,614
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	1,105	1,081,165
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	808	760,066
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	2,495	2,357,036
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	2,230	2,099,418
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	2,775	2,743,810
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	2,155	2,064,813
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(c)	1,883	1,697,671
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	2,901	2,689,129
2.60%, 02/07/30 (Call 11/07/29)	1,218	1,168,993
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	2,533	2,394,820
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(c)	2,593	2,555,131
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	1,960	1,858,654
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(c)	1,134	1,006,914
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(c)	3,945	3,883,387
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(c)	1,729	1,612,212
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	2,004	2,038,483
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(c)	1,865	1,795,271
3.50%, 01/23/25 (Call 10/23/24)	2,105	2,163,208
3.50%, 04/01/25 (Call 03/01/25)	2,793	2,870,900
3.50%, 11/16/26 (Call 11/16/25)	2,169	2,220,835
3.63%, 02/20/24 (Call 01/20/24)	1,376	1,412,089
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)(c)	1,678	1,737,099
3.75%, 05/22/25 (Call 02/22/25)	1,399	1,447,068
3.75%, 02/25/26 (Call 11/25/25)	1,242	1,292,332
3.80%, 03/15/30 (Call 12/15/29)	2,699	2,811,416
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	1,060	1,100,103
3.85%, 07/08/24 (Call 04/08/24)	1,568	1,621,389
3.85%, 01/26/27 (Call 01/26/26)	2,245	2,338,729
4.00%, 03/03/24	2,429	2,515,093

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(c)	$1,944	$2,049,944
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(c)	3,041	3,223,673
4.25%, 10/21/25	1,531	1,608,291
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(c)	1,020	1,098,201
4.75%, 10/21/45 (Call 04/21/45)	1,312	1,491,795
4.80%, 07/08/44 (Call 01/08/44)	1,092	1,248,753
5.15%, 05/22/45(a)	1,565	1,836,903
5.95%, 01/15/27	1,395	1,572,347
6.13%, 02/15/33(a)	1,135	1,404,643
6.25%, 02/01/41	2,047	2,684,655
6.45%, 05/01/36	1,338	1,707,382
6.75%, 10/01/37	4,655	6,116,212
Hana Bank, 3.50%, 01/30/24(b)	685	703,896
HBOS PLC, 6.00%, 11/01/33(a)(b)	341	418,855
HSBC Bank PLC, 7.65%, 05/01/25	150	170,351
HSBC Bank USA N.A., 7.00%, 01/15/39	535	764,562
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	505	599,383
5.88%, 11/01/34(a)	245	296,164
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	357	543,533
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	1,040	1,017,338
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	1,597	1,543,625
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)(c)	400	391,265
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	1,135	1,070,102
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	1,397	1,346,713
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	290	272,100
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	1,395	1,359,985
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(c)	925	863,094
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(c)	940	906,148
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(c)	1,120	1,028,659
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	1,601	1,598,488
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	1,797	1,696,331
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(c)	1,247	1,193,026
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(c)	1,285	1,219,018
3.60%, 05/25/23	432	442,036
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(c)	2,049	2,098,705
3.90%, 05/25/26	1,940	2,015,381
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)(c)	1,900	1,942,032
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(c)	3,142	3,241,336
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(c)	2,063	2,137,682
4.25%, 03/14/24	1,998	2,069,780
4.25%, 08/18/25	1,214	1,261,337
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(c)	1,991	2,076,839
4.30%, 03/08/26(a)	2,602	2,750,358
4.38%, 11/23/26	1,074	1,132,902
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(c)	2,971	3,160,874
4.95%, 03/31/30	1,742	1,926,922
5.25%, 03/14/44(a)	471	539,901
6.10%, 01/14/42	590	775,621

Security	Par (000)	Value

Banks (continued)
6.50%, 05/02/36(a)	$1,935	$2,444,057
6.50%, 09/15/37	2,261	2,880,097
6.80%, 06/01/38	1,579	2,055,887
7.63%, 05/17/32	902	1,175,213
HSBC USA Inc.
3.50%, 06/23/24	720	741,225
7.20%, 07/15/97	70	113,591
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)(c)	465	425,635
2.55%, 02/04/30 (Call 11/04/29)(a)	745	723,470
2.63%, 08/06/24 (Call 07/06/24)	1,147	1,156,697
4.00%, 05/15/25 (Call 04/15/25)	374	391,063
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	395	405,723
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	310	318,518
4.00%, 03/18/26(b)	1,420	1,474,621
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	2,370	2,544,439
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	273	287,246
ING Bank NV, 5.80%, 09/25/23(b)	260	273,316
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	510	489,669
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(c)	854	816,127
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	642	613,153
3.55%, 04/09/24	1,351	1,386,418
3.95%, 03/29/27	1,114	1,168,451
4.05%, 04/09/29(a)	839	888,717
4.10%, 10/02/23	730	753,827
4.55%, 10/02/28	937	1,017,605
4.63%, 01/06/26(b)	2,231	2,396,184
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	320	323,692
3.88%, 01/12/28(b)	286	288,832
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	670	649,873
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	1,424	1,396,604
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	1,322	1,305,364
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	1,480	1,422,558
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	1,475	1,427,073
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	1,130	1,094,595
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	1,202	1,124,691
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	2,240	2,105,953
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	1,150	1,085,362
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	1,735	1,728,256
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	1,457	1,420,525
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	1,340	1,281,541
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(c)	1,471	1,322,770
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(c)	908	827,679
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	1,976	1,943,221
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(c)	1,145	1,084,155
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(c)	1,974	1,944,468
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(c)	1,523	1,469,117
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	1,283	1,276,546
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	2,145	2,051,895
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(c)	1,515	1,306,103
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	2,003	1,913,652
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	2,058	1,971,375
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)(c)	690	691,167

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 05/18/23 (Call 03/18/23)	$660	$667,415
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	2,913	2,845,904
2.95%, 10/01/26 (Call 07/01/26)	2,612	2,657,824
2.95%, 02/24/28, (SOFR + 1.170%)	645	648,660
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	2,713	2,638,143
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(c)	2,472	2,443,362
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(c)	1,435	1,348,755
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(c)	2,032	1,876,405
3.13%, 01/23/25 (Call 10/23/24)	1,945	1,986,541
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(c)	1,463	1,373,084
3.20%, 06/15/26 (Call 03/15/26)(a)	1,454	1,490,848
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	1,944	1,976,881
3.30%, 04/01/26 (Call 01/01/26)	1,730	1,782,455
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(c)	2,962	2,845,092
3.38%, 05/01/23	507	516,327
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	1,689	1,732,733
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	2,238	2,314,213
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	1,573	1,602,567
3.63%, 05/13/24	1,381	1,426,162
3.63%, 12/01/27 (Call 12/01/26)	1,021	1,063,088
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(c)	2,221	2,308,254
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	2,131	2,224,965
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(c)	1,951	1,997,673
3.88%, 02/01/24	1,062	1,100,430
3.88%, 09/10/24	2,520	2,613,345
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(c)	1,582	1,668,095
3.90%, 07/15/25 (Call 04/15/25)	1,734	1,813,712
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(c)	1,583	1,648,079
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	1,451	1,518,027
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(c)	2,418	2,554,277
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(c)	2,049	2,157,925
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(c)	2,169	2,237,531
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(c)	1,048	1,107,895
4.13%, 12/15/26	1,695	1,803,005
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(c)	1,954	2,078,390
4.25%, 10/01/27	1,432	1,531,998
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(c)	1,707	1,869,922
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)(c)	881	952,490
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	2,239	2,457,606
4.85%, 02/01/44	985	1,163,327
4.95%, 06/01/45(a)	1,439	1,723,924
5.40%, 01/06/42	1,200	1,490,638
5.50%, 10/15/40	1,065	1,317,337

Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41(a)	$1,371	$1,733,671
5.63%, 08/16/43(a)	1,206	1,511,224
6.40%, 05/15/38	2,291	3,070,767
7.63%, 10/15/26	1,053	1,273,930
7.75%, 07/15/25	5	5,840
8.00%, 04/29/27	1,415	1,757,813
8.75%, 09/01/30	137	194,443
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	932	914,843
1.25%, 03/10/23	493	491,787
3.30%, 06/01/25	352	363,710
3.38%, 03/07/23	200	203,638
3.40%, 05/20/26	470	484,432
3.90%, 04/13/29	395	414,029
KeyCorp.
2.25%, 04/06/27(a)	838	824,932
2.55%, 10/01/29	360	349,109
4.10%, 04/30/28(a)	610	654,246
4.15%, 10/29/25	298	315,611
Kookmin Bank
1.75%, 05/04/25(b)	530	520,680
4.35%, (Call 07/02/24)(b)(c)(d)	60	60,825
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	530	521,639
1.63%, 05/11/27 (Call 05/11/26)(c)	960	910,681
2.44%, 02/05/26 (Call 02/05/25)(c)	1,015	1,007,755
3.37%, 12/14/46 (Call 09/14/41)(a)(c)	680	599,711
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(c)	1,196	1,223,108
3.75%, 01/11/27	970	1,006,536
3.87%, 07/09/25 (Call 07/09/24)(c)	1,828	1,881,556
3.90%, 03/12/24	820	845,428
4.05%, 08/16/23	750	772,716
4.34%, 01/09/48	1,357	1,372,422
4.38%, 03/22/28	1,422	1,516,187
4.45%, 05/08/25	1,462	1,538,865
4.50%, 11/04/24(a)	265	276,504
4.55%, 08/16/28	1,115	1,203,116
4.58%, 12/10/25	1,253	1,316,650
4.65%, 03/24/26	1,085	1,144,329
5.30%, 12/01/45(a)	900	1,028,791
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	343	351,101
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	1,020	1,021,183
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	920	857,170
3.62%, 06/03/30(b)	615	609,188
3.90%, 01/15/26(a)(b)	510	536,827
4.00%, 07/29/25(b)	530	556,923
4.88%, 06/10/25(b)	445	469,343
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(b)(c)	550	531,773
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	1,082	1,022,788
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	1,060	1,004,010
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(b)(c)	590	558,350
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)(c)	755	708,433
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(b)(c)	1,024	967,444
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(b)(c)	181	187,562

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.15%, 03/27/24 (Call 03/27/23)(b)(c)	$369	$377,310
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)(c)	485	522,433
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)(c)	758	840,592
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	351	358,921
3.40%, 08/17/27(a)	447	463,144
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(c)	1,130	1,109,090
0.95%, 07/19/25 (Call 07/19/24)(c)	1,899	1,833,856
0.96%, 10/11/25 (Call 10/11/24)(c)	585	563,422
1.41%, 07/17/25	1,330	1,283,529
1.54%, 07/20/27 (Call 07/20/26)(c)	2,085	1,977,864
1.64%, 10/13/27 (Call 10/13/26)(c)	455	431,903
2.05%, 07/17/30	1,230	1,133,299
2.19%, 02/25/25	2,466	2,446,014
2.31%, 07/20/32 (Call 07/20/31)(c)	1,715	1,591,583
2.34%, 01/19/28 (Call 01/19/27)(c)	1,250	1,219,853
2.49%, 10/13/32 (Call 10/13/31)(c)	348	327,419
2.53%, 09/13/23(a)	915	924,339
2.56%, 02/25/30	984	946,524
2.76%, 09/13/26	1,055	1,059,995
2.80%, 07/18/24(a)	1,550	1,570,297
2.85%, 01/19/33 (Call 01/19/32)(c)	1,055	1,021,309
3.20%, 07/18/29	1,401	1,413,052
3.29%, 07/25/27	376	386,318
3.41%, 03/07/24	1,930	1,976,881
3.46%, 03/02/23	408	415,445
3.68%, 02/22/27(a)	854	893,561
3.74%, 03/07/29	1,181	1,236,474
3.75%, 07/18/39	888	930,735
3.76%, 07/26/23	925	949,796
3.78%, 03/02/25	537	558,525
3.85%, 03/01/26	1,155	1,210,284
3.96%, 03/02/28(a)	758	800,237
4.05%, 09/11/28	1,017	1,081,512
4.15%, 03/07/39(a)	293	319,605
4.29%, 07/26/38	386	429,397
Mizuho Bank Ltd.
3.60%, 09/25/24(a)(b)	760	786,994
3.75%, 04/16/24(a)(b)	200	207,029
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	1,075	1,118,738
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	890	871,919
1.23%, 05/22/27 (Call 05/22/26)(c)	1,377	1,289,241
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	1,021	1,009,164
1.55%, 07/09/27 (Call 07/09/26)(c)	883	835,287
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(c)	575	523,685
2.17%, 05/22/32 (Call 05/22/31)(c)	433	397,734
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	897	830,611
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	490	483,586
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	276	254,490
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	314	314,333
2.56%, 09/13/31	750	685,962
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(c)	605	579,061
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	503	507,645

Security	Par (000)	Value

Banks (continued)
2.84%, 09/13/26	$1,084	$1,088,893
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	375	367,895
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	824	825,025
3.17%, 09/11/27	1,085	1,103,910
3.26%, 05/22/30	580	581,305
3.48%, 04/12/26(a)(b)	1,190	1,227,335
3.55%, 03/05/23	470	479,544
3.66%, 02/28/27	640	666,352
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(c)	950	975,416
4.02%, 03/05/28	165	174,863
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)(c)	780	833,231
4.35%, 10/20/25(a)(b)	200	209,313
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	523	515,768
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	1,915	1,860,428
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	1,517	1,462,712
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	2,095	1,962,056
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	1,850	1,785,006
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	2,765	2,619,444
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	1,475	1,402,774
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	2,073	1,850,373
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	2,129	1,916,225
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	1,844	1,820,097
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	2,915	2,683,708
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(c)	1,515	1,489,471
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	2,715	2,465,618
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	1,475	1,392,670
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(c)	2,000	2,000,470
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	2,466	2,385,998
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	1,498	1,505,897
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(c)	1,828	1,588,739
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(c)	1,510	1,478,683
3.13%, 07/27/26	2,629	2,679,884
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(c)	1,957	1,868,060
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	1,967	2,030,789
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	2,590	2,677,542
3.63%, 01/20/27	2,396	2,496,055
3.70%, 10/23/24	2,679	2,768,977
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(c)	2,157	2,197,229
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	654	678,859
3.88%, 01/27/26	2,617	2,730,691
3.95%, 04/23/27	1,975	2,088,540
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(c)	1,758	1,841,041
4.00%, 07/23/25	1,808	1,893,605
4.10%, 05/22/23	776	796,350
4.30%, 01/27/45	2,038	2,215,801
4.35%, 09/08/26	1,833	1,946,511
4.38%, 01/22/47(a)	1,801	1,989,351
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(c)	2,010	2,168,405
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(c)	762	835,586
5.00%, 11/24/25	1,805	1,950,820

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(c)	$1,770	$2,358,764
6.25%, 08/09/26	990	1,136,989
6.38%, 07/24/42	1,668	2,274,851
7.25%, 04/01/32	1,053	1,420,527
Series F, 3.88%, 04/29/24	2,859	2,956,026
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	1,074	1,028,248
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(b)	5	4,953
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	475	486,033
4.70%, 03/10/44(a)(b)	300	368,159
National Australia Bank Ltd.
1.39%, 01/12/25(b)	910	893,411
1.89%, 01/12/27(b)	750	734,927
2.33%, 08/21/30(b)	1,330	1,209,431
2.65%, 01/14/41(a)(b)	520	438,129
2.99%, 05/21/31(b)	1,102	1,052,001
3.35%, 01/12/37 (Call 01/12/32)(b)(c)	1,032	984,998
3.50%, 01/10/27(b)	380	399,516
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	1,281	1,296,905
National Australia Bank Ltd./New York
2.50%, 07/12/26	778	788,657
2.88%, 04/12/23	430	436,167
3.38%, 01/14/26(a)	440	459,321
3.63%, 06/20/23	413	423,997
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	507	494,591
0.75%, 08/06/24	780	754,154
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(b)	701	683,863
0.75%, 12/07/25 (Call 11/07/25)(b)	85	80,615
1.20%, 04/23/23(b)	495	493,508
1.50%, 04/23/25 (Call 03/23/25)(b)	370	362,933
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	1,370	1,301,478
2.36%, 05/22/24 (Call 05/22/23)(c)	1,841	1,845,327
3.03%, 11/28/35 (Call 08/28/30)(c)	715	662,628
3.07%, 05/22/28 (Call 05/22/27)(c)	577	576,802
3.75%, 11/01/29 (Call 11/01/24)(c)	350	354,041
3.88%, 09/12/23	759	777,351
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	1,520	1,571,768
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(c)	1,035	1,105,057
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(c)	1,159	1,193,996
4.80%, 04/05/26	993	1,064,653
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(c)	1,213	1,321,258
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	1,576	1,737,233
5.13%, 05/28/24	1,085	1,142,692
6.00%, 12/19/23	1,059	1,123,328
6.10%, 06/10/23(a)	100	104,806
NatWest Markets PLC
0.80%, 08/12/24(b)	965	925,151
1.60%, 09/29/26(b)	895	850,448
2.38%, 05/21/23(b)	565	568,821
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	215	201,836
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	379	373,834

Security	Par (000)	Value

Banks (continued)
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	$110	$105,325
NongHyup Bank
0.88%, 07/28/24(b)	100	97,121
1.25%, 07/28/26(b)	75	71,736
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	751	729,994
0.75%, 08/28/25(b)	832	788,771
1.00%, 06/09/23(b)	665	659,848
1.50%, 09/30/26(b)	1,020	971,216
3.75%, 08/30/23(b)	526	539,795
4.63%, 09/13/33 (Call 09/13/28)(b)(c)	457	484,158
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,550	1,481,135
2.08%, 09/22/31(b)	1,215	1,151,327
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	876	832,898
3.15%, 05/03/29 (Call 02/03/29)	367	382,935
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)(c)	324	330,163
3.65%, 08/03/28 (Call 05/03/28)	389	417,764
3.95%, 10/30/25	530	560,690
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(b)(c)	755	731,157
4.25%, 06/19/24(b)	847	881,786
OWL Rock Core Income Corp., 4.70%, 02/08/27(b)	95	94,031
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(c)	217	213,228
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	295	304,922
PNC Bank N.A.
2.70%, 10/22/29	460	453,239
2.95%, 02/23/25 (Call 01/24/25)	502	515,052
3.10%, 10/25/27 (Call 09/25/27)	711	734,745
3.25%, 06/01/25 (Call 05/02/25)	735	760,196
3.25%, 01/22/28 (Call 12/23/27)	250	257,651
3.30%, 10/30/24 (Call 09/30/24)(a)	547	564,947
3.50%, 06/08/23 (Call 05/09/23)	100	102,048
3.80%, 07/25/23 (Call 06/25/23)	435	445,406
4.05%, 07/26/28	1,015	1,082,166
4.20%, 11/01/25 (Call 10/02/25)	425	451,822
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	630	657,579
2.50%, 08/27/24 (Call 07/27/24)	544	549,399
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	570	545,661
2.20%, 11/01/24 (Call 10/02/24)	848	851,365
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(c)	745	710,783
2.55%, 01/22/30 (Call 10/24/29)	1,499	1,470,531
2.60%, 07/23/26 (Call 05/23/26)(a)	880	892,172
3.15%, 05/19/27 (Call 04/19/27)	939	972,753
3.45%, 04/23/29 (Call 01/23/29)	1,270	1,333,522
3.50%, 01/23/24 (Call 12/23/23)	767	789,537
3.90%, 04/29/24 (Call 03/29/24)	657	683,442
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	350	457,712
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	450	421,708
2.25%, 05/18/25 (Call 04/18/25)	420	420,736
7.38%, 12/10/37(a)	399	562,115
Royal Bank of Canada
0.43%, 01/19/24(a)	479	465,616

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.50%, 10/26/23	$82	$80,321
0.65%, 07/29/24	657	633,254
0.75%, 10/07/24	960	926,950
0.88%, 01/20/26	481	455,169
1.15%, 06/10/25	1,198	1,152,591
1.15%, 07/14/26	1,382	1,308,431
1.20%, 04/27/26	1,222	1,160,717
1.40%, 11/02/26	615	586,056
1.60%, 04/17/23	846	846,903
1.60%, 01/21/25	747	733,534
2.05%, 01/21/27(a)	540	529,539
2.25%, 11/01/24	1,449	1,449,189
2.30%, 11/03/31	520	491,643
2.55%, 07/16/24	1,165	1,177,453
3.70%, 10/05/23	1,300	1,338,159
4.65%, 01/27/26	911	981,091
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	285	276,841
3.24%, 10/05/26 (Call 08/05/26)	688	694,465
3.45%, 06/02/25 (Call 05/02/25)	748	760,406
3.50%, 06/07/24 (Call 05/07/24)	1,250	1,274,187
4.40%, 07/13/27 (Call 04/14/27)	586	617,227
4.50%, 07/17/25 (Call 04/17/25)	593	622,541
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	785	761,499
1.53%, 08/21/26 (Call 08/21/25)(c)	1,542	1,470,373
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	960	907,441
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	880	851,317
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	530	506,192
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(c)	500	512,911
4.75%, 09/15/25(b)	600	630,068
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(c)	1,219	1,268,900
5.63%, 09/15/45(b)	305	356,290
Santander UK PLC
2.88%, 06/18/24(a)	100	101,370
4.00%, 03/13/24	830	860,476
5.00%, 11/07/23(b)	211	219,822
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	200	207,575
3.88%, 11/05/23(b)	200	206,511
4.00%, 04/23/29(b)	387	409,625
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	192,960
2.88%, (Call 05/12/26)(b)(c)(d)	130	123,500
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	375	381,868
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	695	682,553
0.65%, 09/09/24(b)	106	102,187
0.85%, 09/02/25(a)(b)	775	736,723
1.20%, 09/09/26(a)(b)	85	80,839
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(b)(c)	2,240	2,093,798
1.79%, 06/09/27 (Call 06/09/26)(b)(c)	1,254	1,172,529
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	1,120	1,093,984
2.63%, 10/16/24(a)(b)	1,060	1,055,469
2.63%, 01/22/25(b)	1,080	1,070,174
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	830	805,869

Security	Par (000)	Value

Banks (continued)
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	$835	$775,669
3.00%, 01/22/30(a)(b)	803	770,552
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	525	505,162
3.63%, 03/01/41(a)(b)	995	882,199
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	591	568,260
3.88%, 03/28/24(b)	1,550	1,589,306
4.00%, 01/12/27(a)(b)	880	910,564
4.03%, 01/21/43 (Call 01/21/42)(a)(b)(c)	225	204,632
4.25%, 09/14/23(b)	610	627,894
4.25%, 04/14/25(a)(b)	1,230	1,259,511
4.25%, 08/19/26(b)	857	878,288
4.75%, 11/24/25(a)(b)	195	203,295
4.75%, 09/14/28(b)	490	523,664
5.00%, 01/17/24(b)	808	837,336
5.63%, 11/24/45(a)(b)	510	569,690
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	1,246	1,208,144
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	259	252,150
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	365	342,678
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	1,092	1,062,034
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	965	937,512
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	955	878,689
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	1,168	1,161,500
3.20%, 04/17/25(a)(b)	800	806,893
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	1,206	1,113,454
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	325	311,047
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	1,273	1,302,603
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	1,373	1,395,738
4.05%, 04/12/26(b)	1,102	1,145,122
4.30%, 02/19/27(a)(b)	300	308,141
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	760	803,585
4.64%, 04/01/31 (Call 04/01/30)(a)(b)(c)	1,710	1,845,731
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	570	587,422
5.20%, 01/26/24(b)	495	515,447
5.30%, 01/09/43(a)(b)	585	623,772
5.70%, 03/26/44(a)(b)	1,566	1,758,010
State Bank of India/London
4.38%, 01/24/24(b)	1,035	1,070,202
4.88%, 04/17/24(a)(b)	250	261,929
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	545	528,013
1.75%, 02/06/26, (SOFR + 0.441%)(a)	195	192,711
2.20%, 02/07/28, (SOFR + 0.730%)	555	547,709
2.20%, 03/03/31	772	727,364
2.35%, 11/01/25 (Call 11/01/24)(c)	915	920,867
2.40%, 01/24/30	642	629,602
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(c)	250	244,835
2.65%, 05/19/26	688	702,651
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	371	376,725
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(c)	490	485,924
3.10%, 05/15/23	614	624,802
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(c)	390	400,356
3.30%, 12/16/24	1,191	1,231,372
3.55%, 08/18/25	730	762,908
3.70%, 11/20/23(a)	686	707,784
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	422	435,523
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	554	598,433

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	$400	$411,394
3.65%, 07/23/25	4	4,149
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	290	282,724
0.95%, 01/12/26	733	690,962
1.40%, 09/17/26	1,030	973,331
1.47%, 07/08/25	3,415	3,295,896
1.71%, 01/12/31	485	432,986
1.90%, 09/17/28	1,215	1,137,317
2.13%, 07/08/30	1,045	976,205
2.14%, 09/23/30	699	637,176
2.17%, 01/14/27(a)	360	351,377
2.22%, 09/17/31	860	799,956
2.30%, 01/12/41	220	185,964
2.35%, 01/15/25	620	617,780
2.45%, 09/27/24	1,525	1,530,013
2.47%, 01/14/29(a)	752	727,256
2.63%, 07/14/26	1,041	1,042,913
2.70%, 07/16/24	1,700	1,716,123
2.72%, 09/27/29	380	371,236
2.75%, 01/15/30	860	843,000
2.93%, 09/17/41	535	480,876
3.01%, 10/19/26	606	615,816
3.04%, 07/16/29	2,057	2,050,410
3.05%, 01/14/42	920	869,132
3.20%, 09/17/29	476	476,150
3.35%, 10/18/27	95	97,732
3.36%, 07/12/27	403	416,117
3.45%, 01/11/27(a)	1,409	1,455,608
3.54%, 01/17/28	746	774,878
3.75%, 07/19/23	1,001	1,026,788
3.78%, 03/09/26	1,415	1,479,583
3.94%, 10/16/23	662	683,118
3.94%, 07/19/28	614	650,658
4.31%, 10/16/28(a)	1,094	1,186,340
4.44%, 04/02/24(b)	515	535,972
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	630	619,141
0.80%, 09/16/24(b)	710	683,505
0.85%, 03/25/24(a)(b)	1,598	1,556,851
1.05%, 09/12/25(b)	1,095	1,040,162
1.35%, 09/16/26(a)(b)	465	442,039
1.55%, 03/25/26(b)	1,270	1,222,339
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	401	410,544
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(a)	410	395,717
1.80%, 02/02/31 (Call 11/02/30)	442	400,020
2.10%, 05/15/28 (Call 03/15/28)	215	205,879
3.13%, 06/05/30 (Call 03/05/30)	430	432,265
3.50%, 01/29/25	87	89,599
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	1,512	1,463,454
0.63%, 06/30/23(a)(b)	798	788,147
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	890	848,882
3.90%, 11/20/23	995	1,032,188
Swedbank AB
0.60%, 09/25/23(a)(b)	535	525,005
0.85%, 03/18/24(b)	870	851,283
1.30%, 06/02/23(b)	940	935,345

Security	Par (000)	Value

Banks (continued)
1.54%, 11/16/26(b)	$1,000	$957,761
Toronto-Dominion Bank (The)
0.45%, 09/11/23	571	560,585
0.55%, 03/04/24	729	707,969
0.70%, 09/10/24	530	512,270
0.75%, 06/12/23	845	836,107
0.75%, 09/11/25	471	444,958
0.75%, 01/06/26	930	876,073
1.15%, 06/12/25	775	746,164
1.20%, 06/03/26	1,065	1,015,116
1.25%, 12/13/24(a)	500	488,210
1.25%, 09/10/26	985	933,771
1.45%, 01/10/25(a)	1,160	1,135,485
1.95%, 01/12/27	1,370	1,337,969
2.00%, 09/10/31	463	429,996
2.45%, 01/12/32	1,120	1,077,321
2.65%, 06/12/24	1,250	1,265,054
3.25%, 03/11/24	943	968,277
3.50%, 07/19/23	930	954,264
3.63%, 09/15/31 (Call 09/15/26)(c)	1,027	1,059,065
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	685	683,910
1.50%, 03/10/25 (Call 02/10/25)	1,085	1,066,561
2.15%, 12/06/24 (Call 11/05/24)	1,132	1,133,870
2.25%, 03/11/30 (Call 12/11/29)	963	911,903
2.64%, 09/17/29 (Call 09/17/24)(c)	815	818,350
2.75%, 05/01/23 (Call 04/01/23)	430	434,984
3.20%, 04/01/24 (Call 03/01/24)(a)	1,217	1,247,868
3.30%, 05/15/26 (Call 04/15/26)	675	697,693
3.63%, 09/16/25 (Call 08/16/25)	978	1,018,168
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(c)	325	333,058
3.80%, 10/30/26 (Call 09/30/26)(a)	773	814,042
4.05%, 11/03/25 (Call 09/03/25)	425	450,377
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	660	612,256
1.20%, 08/05/25 (Call 07/03/25)(a)	725	698,449
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(c)	661	632,331
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(c)	1,035	977,289
1.95%, 06/05/30 (Call 03/05/30)	455	424,962
2.20%, 03/16/23 (Call 02/13/23)	473	475,614
2.50%, 08/01/24 (Call 07/01/24)	682	690,128
2.85%, 10/26/24 (Call 09/26/24)	828	842,847
3.70%, 06/05/25 (Call 05/05/25)	610	635,841
3.75%, 12/06/23 (Call 11/06/23)	681	702,049
3.88%, 03/19/29 (Call 02/16/29)	591	627,760
4.00%, 05/01/25 (Call 03/01/25)	297	311,617
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,064	951,550
1.45%, 05/12/25 (Call 04/11/25)	834	815,021
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	835	825,426
2.40%, 07/30/24 (Call 06/28/24)	1,194	1,207,476
2.49%, 11/03/36 (Call 11/03/31)(c)	1,045	977,514
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(c)	722	712,077
3.00%, 07/30/29 (Call 04/30/29)	854	862,123
3.10%, 04/27/26 (Call 03/27/26)(a)	806	827,866
3.38%, 02/05/24 (Call 01/05/24)	844	867,212
3.60%, 09/11/24 (Call 08/11/24)	820	850,278
3.70%, 01/30/24 (Call 12/29/23)	572	591,896
3.90%, 04/26/28 (Call 03/24/28)	1,078	1,152,624

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.95%, 11/17/25 (Call 10/17/25)	$317	$336,813
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	1,369	1,380,133
Series X, 3.15%, 04/27/27 (Call 03/27/27)	786	815,558
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	1,227	1,227,865
2.80%, 01/27/25 (Call 12/27/24)	626	638,543
3.40%, 07/24/23 (Call 06/23/23)	931	952,351
UBS AG/London
0.38%, 06/01/23(a)(b)	505	497,383
0.45%, 02/09/24(b)	1,517	1,475,145
0.70%, 08/09/24(a)(b)	1,185	1,145,732
1.25%, 06/01/26(b)	1,480	1,409,824
1.38%, 01/13/25 (Call 12/13/24)(b)	805	787,095
4.50%, 06/26/48(b)	700	789,667
UBS AG/Stamford CT, 7.50%, 07/15/25	405	462,956
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(b)(c)	1,089	1,073,468
1.36%, 01/30/27 (Call 01/30/26)(b)(c)	1,210	1,146,720
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	1,585	1,494,998
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	1,372	1,248,148
2.75%, 02/11/33 (Call 02/11/32)(b)(c)	1,335	1,272,828
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(c)	1,250	1,235,434
3.18%, 02/11/43 (Call 02/11/42)(b)(c)	1,185	1,101,072
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	1,042	1,046,578
4.13%, 09/24/25(b)	1,989	2,084,132
4.13%, 04/15/26(b)	830	872,585
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	1,395	1,482,416
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	1,100	1,026,003
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	849	811,155
3.13%, 06/03/32 (Call 06/03/31)(b)(c)	672	612,627
United Overseas Bank Ltd., 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	548	561,864
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(c)	10	9,917
Wachovia Corp.
5.50%, 08/01/35	1,100	1,292,492
6.61%, 10/01/25(a)	180	204,149
7.50%, 04/15/35	476	645,559
7.57%, 08/01/26(e)	430	510,852
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	110	117,174
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	1,000	967,754
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	2,181	2,173,431
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	1,108	1,094,512
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	1,775	1,751,559
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	2,280	2,228,283
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	2,416	2,408,180
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(c)	2,644	2,535,443
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(c)	2,875	2,829,256
3.00%, 02/19/25	2,015	2,053,507
3.00%, 04/22/26	2,760	2,802,206
3.00%, 10/23/26	2,797	2,832,049
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)(c)	1,039	965,160
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	2,075	2,106,856
3.30%, 09/09/24	1,793	1,837,745
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(c)	3,000	3,038,321

Security	Par (000)	Value

Banks (continued)
3.55%, 09/29/25	$2,052	$2,122,493
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(c)	2,558	2,641,370
3.75%, 01/24/24 (Call 12/22/23)	1,713	1,765,993
3.90%, 05/01/45(a)	1,862	1,931,179
4.10%, 06/03/26	1,656	1,748,221
4.13%, 08/15/23	885	912,895
4.15%, 01/24/29 (Call 10/24/28)	1,867	1,990,839
4.30%, 07/22/27	2,123	2,265,508
4.40%, 06/14/46	1,191	1,275,635
4.48%, 01/16/24	772	807,140
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	1,925	2,101,204
4.65%, 11/04/44	1,943	2,134,038
4.75%, 12/07/46	1,685	1,891,066
4.90%, 11/17/45	1,730	1,962,618
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)(c)	4,577	5,636,069
5.38%, 02/07/35(a)	415	505,837
5.38%, 11/02/43(a)	1,334	1,599,797
5.61%, 01/15/44	1,926	2,353,743
5.95%, 12/01/86	361	441,542
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,880	2,331,802
5.95%, 08/26/36	680	860,576
6.60%, 01/15/38	570	777,013
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	582	577,865
Westpac Banking Corp.
1.02%, 11/18/24	445	433,755
1.15%, 06/03/26	590	564,593
1.95%, 11/20/28	1,130	1,081,286
2.15%, 06/03/31	918	874,616
2.35%, 02/19/25	876	883,099
2.65%, 01/16/30	730	725,430
2.67%, 11/15/35 (Call 11/15/30)(c)	1,304	1,181,050
2.70%, 08/19/26	1,131	1,150,173
2.85%, 05/13/26	523	536,588
2.89%, 02/04/30 (Call 02/04/25)(c)	653	645,107
2.96%, 11/16/40	1,044	923,964
3.02%, 11/18/36 (Call 11/18/31)(c)	1,000	930,613
3.13%, 11/18/41	690	619,833
3.30%, 02/26/24	1,633	1,679,875
3.35%, 03/08/27(a)	719	750,780
3.40%, 01/25/28	549	573,719
3.65%, 05/15/23	618	633,559
4.11%, 07/24/34 (Call 07/24/29)(c)	839	866,296
4.32%, 11/23/31 (Call 11/23/26)(c)	1,403	1,461,517
4.42%, 07/24/39	537	577,214
Wintrust Financial Corp., 4.85%, 06/06/29	252	262,500
Woori Bank
4.75%, 04/30/24(a)(b)	810	849,218
5.13%, 08/06/28(b)	300	335,988
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)(a)	615	617,280

		1,298,811,227

Beverages — 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(b)	350	322,000
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	2,387	2,493,476
4.70%, 02/01/36 (Call 08/01/35)	4,469	4,980,637

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.90%, 02/01/46 (Call 08/01/45)	$6,325	$7,147,008
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	814	826,305
4.63%, 02/01/44	910	993,401
4.70%, 02/01/36 (Call 08/01/35)	776	858,919
4.90%, 02/01/46 (Call 08/01/45)	1,007	1,126,349
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	1,522	1,590,088
3.75%, 07/15/42	996	983,142
4.00%, 04/13/28 (Call 01/13/28)	1,181	1,257,812
4.35%, 06/01/40 (Call 12/01/39)	944	1,006,718
4.38%, 04/15/38 (Call 10/15/37)	1,320	1,417,897
4.44%, 10/06/48 (Call 04/06/48)	1,498	1,602,852
4.50%, 06/01/50 (Call 12/01/49)(a)	1,665	1,832,134
4.60%, 04/15/48 (Call 10/15/47)	2,196	2,407,493
4.60%, 06/01/60 (Call 12/01/59)	690	754,171
4.75%, 01/23/29 (Call 10/23/28)(a)	2,912	3,232,511
4.75%, 04/15/58 (Call 10/15/57)	1,297	1,433,573
4.90%, 01/23/31 (Call 10/23/30)	364	417,331
4.95%, 01/15/42	1,208	1,381,607
5.45%, 01/23/39 (Call 07/23/38)	1,605	1,912,064
5.55%, 01/23/49 (Call 07/23/48)	3,289	4,072,470
5.80%, 01/23/59 (Call 07/23/58)	1,417	1,816,231
5.88%, 06/15/35(a)	175	214,995
6.63%, 08/15/33(a)	92	118,193
8.00%, 11/15/39	1,166	1,752,883
8.20%, 01/15/39(a)	1,439	2,197,318
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	425	424,416
4.45%, 05/15/25 (Call 03/15/25)(b)	875	920,486
4.70%, 05/15/28 (Call 02/15/28)(b)	705	766,133
5.15%, 05/15/38 (Call 11/15/37)(b)	355	407,522
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	365	433,064
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	25	25,302
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	515	466,528
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	176	182,959
3.75%, 01/15/43 (Call 07/15/42)	120	122,505
4.00%, 04/15/38 (Call 10/15/37)	30	32,462
4.50%, 07/15/45 (Call 01/15/45)	516	593,389
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	805	745,098
1.38%, 03/15/31	1,296	1,165,037
1.45%, 06/01/27(a)	813	779,252
1.50%, 03/05/28	605	576,810
1.65%, 06/01/30	1,311	1,214,147
1.75%, 09/06/24(a)	1,268	1,269,546
2.00%, 03/05/31	240	227,327
2.13%, 09/06/29	949	927,466
2.25%, 01/05/32	995	959,758
2.50%, 06/01/40(a)	1,123	1,017,815
2.50%, 03/15/51	775	663,948
2.60%, 06/01/50	1,266	1,110,596
2.75%, 06/01/60	902	787,033
2.88%, 05/05/41	932	883,250
2.90%, 05/25/27(a)	522	537,492
3.00%, 03/05/51	970	922,512
3.38%, 03/25/27	810	853,334
3.45%, 03/25/30(a)	991	1,047,223
4.20%, 03/25/50(a)	620	712,775

Security	Par (000)	Value

Beverages (continued)
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	$315	$328,858
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	484	470,882
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)(b)	337	322,337
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	790	689,583
2.75%, 01/22/30 (Call 10/22/29)	1,125	1,089,484
5.25%, 11/26/43	674	801,716
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	1,015	927,408
2.88%, 05/01/30 (Call 02/01/30)	320	312,197
3.15%, 08/01/29 (Call 05/01/29)	748	748,382
3.50%, 05/09/27 (Call 02/09/27)(a)	403	417,950
3.60%, 02/15/28 (Call 11/15/27)	133	136,999
3.70%, 12/06/26 (Call 09/06/26)(a)	618	644,669
3.75%, 05/01/50 (Call 11/01/49)	200	191,842
4.10%, 02/15/48 (Call 08/15/47)	686	689,251
4.25%, 05/01/23	636	653,638
4.40%, 11/15/25 (Call 09/15/25)	690	732,624
4.50%, 05/09/47 (Call 11/09/46)	522	550,581
4.65%, 11/15/28 (Call 08/15/28)	612	670,997
4.75%, 11/15/24	731	777,050
4.75%, 12/01/25	215	233,162
5.25%, 11/15/48 (Call 05/15/48)(a)	519	603,888
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	735	710,824
2.00%, 04/29/30 (Call 01/29/30)	455	429,004
2.13%, 10/24/24 (Call 09/24/24)	530	530,394
2.13%, 04/29/32 (Call 01/29/32)	720	675,676
2.38%, 10/24/29 (Call 07/24/29)	1,073	1,046,599
2.63%, 04/29/23 (Call 01/29/23)	784	791,986
3.50%, 09/18/23 (Call 08/18/23)	250	256,089
3.88%, 05/18/28 (Call 02/18/28)	505	541,332
3.88%, 04/29/43 (Call 10/29/42)(a)	350	376,328
5.88%, 09/30/36	153	200,303
Diageo Investment Corp.
4.25%, 05/11/42(a)	488	550,816
7.45%, 04/15/35	110	159,773
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	253,030
3.50%, 01/16/50 (Call 07/16/49)	1,652	1,547,329
4.38%, 05/10/43	765	809,829
Heineken NV
2.75%, 04/01/23(b)	275	277,941
3.50%, 01/29/28 (Call 10/29/27)(a)(b)	1,007	1,039,090
4.00%, 10/01/42(b)	561	589,993
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	400	449,857
JDE Peet’s NV
0.80%, 09/24/24 (Call 09/24/22)(b)	485	464,528
1.38%, 01/15/27 (Call 12/15/26)(b)	823	764,338
2.25%, 09/24/31 (Call 06/24/31)(b)	620	562,040
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/22)	939	915,681
2.25%, 03/15/31 (Call 12/15/30)(a)	539	504,012
2.55%, 09/15/26 (Call 06/15/26)	380	380,186
3.13%, 12/15/23 (Call 10/15/23)(a)	398	405,165
3.20%, 05/01/30 (Call 02/01/30)	740	747,572
3.35%, 03/15/51 (Call 09/15/50)	385	346,075
3.40%, 11/15/25 (Call 08/15/25)	551	568,363

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.43%, 06/15/27 (Call 03/15/27)	$572	$592,670
3.80%, 05/01/50 (Call 11/01/49)(a)	660	649,302
4.06%, 05/25/23 (Call 04/25/23)	686	704,183
4.42%, 05/25/25 (Call 03/25/25)	763	807,772
4.42%, 12/15/46 (Call 06/15/46)	385	406,085
4.50%, 11/15/45 (Call 05/15/45)	464	493,511
4.60%, 05/25/28 (Call 02/25/28)	1,472	1,606,098
4.99%, 05/25/38 (Call 11/25/37)(a)	240	272,542
5.09%, 05/25/48 (Call 11/25/47)	520	606,796
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,804	1,834,648
4.20%, 07/15/46 (Call 01/15/46)	1,296	1,288,441
5.00%, 05/01/42	1,132	1,241,080
PepsiCo Inc.
0.40%, 10/07/23	620	606,463
0.75%, 05/01/23	440	436,421
1.40%, 02/25/31 (Call 11/25/30)	792	713,136
1.63%, 05/01/30 (Call 02/01/30)	1,069	997,007
1.95%, 10/21/31 (Call 07/21/31)(a)	345	327,031
2.25%, 03/19/25 (Call 02/19/25)	1,104	1,111,965
2.38%, 10/06/26 (Call 07/06/26)(a)	931	939,156
2.63%, 03/19/27 (Call 01/19/27)	565	577,589
2.63%, 07/29/29 (Call 04/29/29)(a)	1,044	1,054,261
2.63%, 10/21/41 (Call 04/21/41)	740	688,010
2.75%, 03/01/23	338	343,015
2.75%, 04/30/25 (Call 01/30/25)	914	932,947
2.75%, 03/19/30 (Call 12/19/29)	999	1,001,028
2.75%, 10/21/51 (Call 04/21/51)	1,435	1,320,822
2.85%, 02/24/26 (Call 11/24/25)	736	753,123
2.88%, 10/15/49 (Call 04/15/49)	1,380	1,305,908
3.00%, 10/15/27 (Call 07/15/27)(a)	1,007	1,039,742
3.38%, 07/29/49 (Call 01/29/49)	311	316,093
3.45%, 10/06/46 (Call 04/06/46)	1,137	1,151,477
3.50%, 07/17/25 (Call 04/17/25)	610	633,406
3.60%, 03/01/24 (Call 12/01/23)	899	929,407
3.60%, 08/13/42(a)	60	61,802
3.63%, 03/19/50 (Call 09/19/49)	547	583,491
3.88%, 03/19/60 (Call 09/19/59)	25	27,897
4.00%, 03/05/42(a)	400	431,774
4.25%, 10/22/44 (Call 04/22/44)	45	50,389
4.45%, 04/14/46 (Call 10/14/45)	95	112,293
4.60%, 07/17/45 (Call 01/17/45)	152	177,847
4.88%, 11/01/40(a)	30	37,099
7.00%, 03/01/29	245	314,643
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	615	558,164
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	795	707,229
2.75%, 10/01/50 (Call 04/01/50)(a)(b)	805	686,730
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(a)(b)	705	727,936
5.50%, 01/15/42(b)	475	589,294
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	727	725,674

		133,285,811

Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	710	665,749
1.90%, 02/21/25 (Call 01/21/25)	365	363,892
2.00%, 01/15/32 (Call 10/15/31)	810	749,618
2.20%, 02/21/27 (Call 12/21/26)	1,293	1,275,766
2.25%, 08/19/23 (Call 06/19/23)(a)	464	468,866

Security	Par (000)	Value

Biotechnology (continued)
2.30%, 02/25/31 (Call 11/25/30)(a)	$1,379	$1,286,379
2.45%, 02/21/30 (Call 11/21/29)	983	948,533
2.60%, 08/19/26 (Call 05/19/26)(a)	1,152	1,161,371
2.77%, 09/01/53 (Call 03/01/53)	776	629,600
2.80%, 08/15/41 (Call 02/15/41)	1,095	966,036
3.00%, 02/22/29 (Call 12/22/28)	70	70,739
3.00%, 01/15/52 (Call 07/15/51)(a)	600	513,771
3.13%, 05/01/25 (Call 02/01/25)	1,063	1,089,371
3.15%, 02/21/40 (Call 08/21/39)	1,815	1,695,801
3.20%, 11/02/27 (Call 08/02/27)	1,245	1,282,153
3.35%, 02/22/32 (Call 11/22/31)	1,010	1,034,418
3.38%, 02/21/50 (Call 08/21/49)	2,034	1,864,717
3.63%, 05/22/24 (Call 02/22/24)	1,288	1,330,601
4.20%, 02/22/52 (Call 08/22/51)	1,240	1,299,829
4.40%, 05/01/45 (Call 11/01/44)(a)	1,927	2,047,415
4.40%, 02/22/62	910	956,775
4.56%, 06/15/48 (Call 12/15/47)	1,270	1,378,175
4.66%, 06/15/51 (Call 12/15/50)	2,609	2,920,176
4.95%, 10/01/41(a)	1,066	1,213,365
5.15%, 11/15/41 (Call 05/15/41)	855	988,022
6.38%, 06/01/37	4	5,288
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	523	545,845
5.25%, 06/23/45 (Call 12/23/44)(a)	616	731,932
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	1,508	1,378,148
3.15%, 05/01/50 (Call 11/01/49)	1,401	1,144,749
3.25%, 02/15/51 (Call 08/15/50)(a)(b)	746	626,957
4.05%, 09/15/25 (Call 06/15/25)	1,383	1,444,587
5.20%, 09/15/45 (Call 03/15/45)(a)	506	571,110
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	60	60,418
3.70%, 03/15/32	380	382,210
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/11/22)	773	761,773
1.20%, 10/01/27 (Call 08/01/27)	745	692,384
1.65%, 10/01/30 (Call 07/01/30)(a)	1,073	972,187
2.50%, 09/01/23 (Call 07/01/23)	593	599,024
2.60%, 10/01/40 (Call 04/01/40)	498	430,123
2.80%, 10/01/50 (Call 04/01/50)(a)	1,213	1,025,729
2.95%, 03/01/27 (Call 12/01/26)	1,460	1,489,713
3.50%, 02/01/25 (Call 11/01/24)	489	505,981
3.65%, 03/01/26 (Call 12/01/25)	1,481	1,544,348
3.70%, 04/01/24 (Call 01/01/24)(a)	1,918	1,978,795
4.00%, 09/01/36 (Call 03/01/36)	815	867,952
4.15%, 03/01/47 (Call 09/01/46)	1,431	1,499,708
4.50%, 02/01/45 (Call 08/01/44)	1,398	1,512,676
4.60%, 09/01/35 (Call 03/01/35)	699	786,744
4.75%, 03/01/46 (Call 09/01/45)	1,738	1,968,693
4.80%, 04/01/44 (Call 10/01/43)	1,369	1,554,697
5.65%, 12/01/41 (Call 06/01/41)	1,063	1,325,531
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	994	942,196
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	1,353	1,208,494
2.80%, 09/15/50 (Call 03/15/50)	817	674,806
Royalty Pharma PLC
0.75%, 09/02/23	426	417,987
1.20%, 09/02/25 (Call 08/02/25)	701	665,708
1.75%, 09/02/27 (Call 07/02/27)	1,009	946,466
2.15%, 09/02/31 (Call 06/02/31)	570	510,126

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.20%, 09/02/30 (Call 06/02/30)	$983	$891,944
3.30%, 09/02/40 (Call 03/02/40)	882	780,372
3.35%, 09/02/51 (Call 03/02/51)	275	230,375
3.55%, 09/02/50 (Call 03/02/50)	931	808,042

		62,684,956

Building Materials — 0.5%
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(a)(b)	390	402,287
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,430	1,425,970
2.49%, 02/15/27 (Call 12/15/26)	580	576,988
2.70%, 02/15/31 (Call 11/15/30)(a)	653	631,538
2.72%, 02/15/30 (Call 11/15/29)	1,786	1,736,899
3.38%, 04/05/40 (Call 10/05/39)	1,320	1,240,630
3.58%, 04/05/50 (Call 10/05/49)(a)	1,456	1,384,704
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	478	498,139
3.95%, 04/04/28 (Call 01/04/28)(b)	922	979,489
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	925	1,049,721
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	1,170	1,216,500
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	860	803,531
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)(a)	807	820,955
4.00%, 09/21/23 (Call 08/21/23)	363	373,426
4.00%, 06/15/25 (Call 03/15/25)	770	806,196
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(a)(b)	140	134,750
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(b)	20	27,116
6.88%, 09/29/39(b)	120	164,411
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(a)(b)	635	660,540
4.75%, 09/22/46 (Call 03/22/46)(b)	150	169,788
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	535	550,752
3.90%, 02/14/26 (Call 11/14/25)	385	405,943
4.50%, 02/15/47 (Call 08/15/46)	508	556,261
4.63%, 07/02/44 (Call 01/02/44)	394	442,947
4.95%, 07/02/64 (Call 01/02/64)(e)	366	418,201
5.13%, 09/14/45 (Call 03/14/45)(a)	4	4,842
6.00%, 01/15/36(a)	493	632,728
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	796	725,416
2.00%, 09/16/31 (Call 06/16/31)	480	437,580
Lafarge SA, 7.13%, 07/15/36	738	1,002,972
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	509	490,716
1.70%, 08/01/27 (Call 06/01/27)	610	583,504
3.00%, 11/15/23 (Call 09/15/23)	320	324,489
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	846	792,418
3.20%, 07/15/51 (Call 01/15/51)	900	801,713
3.45%, 06/01/27 (Call 03/01/27)	50	52,091
3.50%, 12/15/27 (Call 09/15/27)	801	838,825
4.25%, 07/02/24 (Call 04/02/24)	130	135,990
4.25%, 12/15/47 (Call 06/15/47)	255	267,056
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	603	577,524
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	599	547,704
2.00%, 10/01/30 (Call 07/01/30)	483	440,951

Security	Par (000)	Value

Building Materials (continued)
2.00%, 02/15/31 (Call 11/15/30)	$750	$679,931
3.13%, 02/15/51 (Call 08/15/50)	197	171,292
3.50%, 11/15/27 (Call 08/15/27)	357	366,719
4.50%, 05/15/47 (Call 11/15/46)(a)	424	452,239
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	545	562,345
3.88%, 06/01/30 (Call 03/01/30)	430	449,513
3.95%, 08/15/29 (Call 05/15/29)	558	582,468
4.20%, 12/01/24 (Call 09/01/24)(a)	510	532,274
4.30%, 07/15/47 (Call 01/15/47)	356	375,856
4.40%, 01/30/48 (Call 07/30/47)	594	631,465
7.00%, 12/01/36	394	517,909
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	220	238,152
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	480	438,706
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	400	497,004
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	1,000	1,033,877
3.90%, 04/01/27 (Call 01/01/27)	418	439,887
4.50%, 04/01/25 (Call 01/01/25)	342	362,446
4.50%, 06/15/47 (Call 12/15/46)(a)	356	390,934
4.70%, 03/01/48 (Call 09/01/47)	592	664,705

		35,521,923

Chemicals — 1.5%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	438	441,276
2.25%, 09/10/29 (Call 06/10/29)(b)	823	798,970
2.50%, 09/27/26 (Call 06/27/26)(b)	982	989,459
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	412	429,310
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	644	630,538
1.85%, 05/15/27 (Call 03/15/27)	658	646,011
2.05%, 05/15/30 (Call 02/15/30)	1,081	1,033,595
2.70%, 05/15/40 (Call 11/15/39)	666	606,389
2.80%, 05/15/50 (Call 11/15/49)	797	714,126
3.35%, 07/31/24 (Call 04/30/24)	436	448,048
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	504	525,776
5.45%, 12/01/44 (Call 06/01/44)(a)	15	18,018
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	202	186,244
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	139	143,567
4.00%, 07/01/29 (Call 04/01/29)	369	389,159
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	405	380,909
3.50%, 05/08/24 (Call 04/08/24)	656	670,089
CF Industries Inc.
4.50%, 12/01/26(a)(b)	481	516,673
4.95%, 06/01/43	845	915,600
5.15%, 03/15/34	525	587,472
5.38%, 03/15/44(a)	385	433,764
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	390	396,986
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	834	870,232
3.70%, 06/01/28 (Call 03/01/28)(b)	5	5,226
5.13%, 04/01/25 (Call 03/01/25)(b)	490	530,204
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	859	800,983

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.60%, 11/15/50 (Call 05/15/50)(a)	$1,030	$985,001
3.63%, 05/15/26 (Call 03/15/26)	848	885,246
4.25%, 10/01/34 (Call 04/01/34)	605	654,476
4.38%, 11/15/42 (Call 05/15/42)	1,029	1,100,437
4.63%, 10/01/44 (Call 04/01/44)(a)	300	330,779
4.80%, 11/30/28 (Call 08/30/28)	619	689,306
4.80%, 05/15/49 (Call 11/15/48)	515	582,276
5.25%, 11/15/41 (Call 05/15/41)	558	653,895
5.55%, 11/30/48 (Call 05/30/48)	421	530,634
7.38%, 11/01/29	661	853,863
9.40%, 05/15/39	693	1,164,254
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,684	1,744,165
4.49%, 11/15/25 (Call 09/15/25)	1,698	1,808,844
4.73%, 11/15/28 (Call 08/15/28)	1,581	1,749,426
5.32%, 11/15/38 (Call 05/15/38)	1,391	1,653,631
5.42%, 11/15/48 (Call 05/15/48)	1,716	2,153,536
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	421	435,722
4.50%, 12/01/28 (Call 09/01/28)	400	433,122
4.65%, 10/15/44 (Call 04/15/44)	1,015	1,110,117
4.80%, 09/01/42 (Call 03/01/42)	284	313,848
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	545	484,824
1.65%, 02/01/27 (Call 01/01/27)(a)	152	147,769
2.13%, 02/01/32 (Call 11/01/31)(a)	500	471,790
2.13%, 08/15/50 (Call 02/15/50)(a)	757	577,402
2.70%, 11/01/26 (Call 08/01/26)	749	761,845
2.70%, 12/15/51 (Call 06/15/51)(a)	975	850,776
2.75%, 08/18/55 (Call 02/18/55)	858	741,733
3.25%, 12/01/27 (Call 09/01/27)(a)	559	585,672
3.95%, 12/01/47 (Call 06/01/47)	305	332,191
4.80%, 03/24/30 (Call 12/24/29)	596	682,102
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	587	575,154
2.30%, 07/15/30 (Call 04/15/30)(a)	618	596,611
Equate Petrochemical BV
2.63%, 04/28/28 (Call 01/28/28)(b)	135	127,575
4.25%, 11/03/26(b)	1,472	1,519,840
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	335	341,868
3.45%, 10/01/29 (Call 07/01/29)	263	265,007
4.10%, 02/01/24 (Call 11/01/23)	50	51,538
4.50%, 10/01/49 (Call 04/01/49)(a)	610	655,137
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	272	260,900
4.30%, 03/18/51 (Call 09/18/50)(b)	5	4,924
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	670	640,288
4.50%, 05/01/29 (Call 02/01/29)	810	860,100
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(b)	10	9,455
3.20%, 05/01/23 (Call 02/01/23)	290	293,168
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	472	435,749
4.38%, 06/01/47 (Call 12/01/46)(a)	495	530,803
4.45%, 09/26/28 (Call 06/26/28)	570	618,688
5.00%, 09/26/48 (Call 03/26/48)	716	818,517
LG Chem Ltd.
1.38%, 07/07/26(b)	325	309,291
2.38%, 07/07/31(b)	325	302,724

Security	Par (000)	Value

Chemicals (continued)
3.25%, 10/15/24(b)	$200	$205,406
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	968	862,228
2.00%, 08/10/50 (Call 02/10/50)(a)	263	206,395
2.65%, 02/05/25 (Call 11/05/24)	355	361,170
3.20%, 01/30/26 (Call 10/30/25)(a)	751	780,127
3.55%, 11/07/42 (Call 05/07/42)	640	675,702
Lubrizol Corp. (The), 6.50%, 10/01/34	105	143,308
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	290	356,936
LYB International Finance BV
4.00%, 07/15/23	261	268,451
4.88%, 03/15/44 (Call 09/15/43)	992	1,090,451
5.25%, 07/15/43	628	716,924
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	150	155,863
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	655	625,614
2.25%, 10/01/30 (Call 07/01/30)(a)	580	544,160
3.38%, 05/01/30 (Call 02/01/30)	137	139,784
3.38%, 10/01/40 (Call 04/01/40)	744	696,307
3.63%, 04/01/51 (Call 10/01/50)(a)	562	530,709
3.80%, 10/01/60 (Call 04/01/60)(a)	584	522,417
4.20%, 10/15/49 (Call 04/15/49)	926	936,850
4.20%, 05/01/50 (Call 11/01/49)	921	934,634
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	713	748,364
5.75%, 04/15/24 (Call 01/15/24)	713	759,127
MEGlobal Canada ULC
5.00%, 05/18/25(b)	1,100	1,150,019
5.88%, 05/18/30(a)(b)	750	849,750
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	209	220,944
4.25%, 11/15/23 (Call 08/15/23)	41	42,389
4.88%, 11/15/41 (Call 05/15/41)	125	137,269
5.45%, 11/15/33 (Call 05/15/33)	32	37,734
5.63%, 11/15/43 (Call 05/15/43)	525	648,868
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	740	714,095
Nutrien Ltd.
1.90%, 05/13/23	355	355,549
2.95%, 05/13/30 (Call 02/13/30)	475	472,781
3.00%, 04/01/25 (Call 01/01/25)	99	100,567
3.95%, 05/13/50 (Call 11/13/49)	315	327,840
4.00%, 12/15/26 (Call 09/15/26)	416	442,896
4.13%, 03/15/35 (Call 09/15/34)	618	667,313
4.20%, 04/01/29 (Call 01/01/29)	760	820,977
4.90%, 06/01/43 (Call 12/01/42)	212	243,593
5.00%, 04/01/49 (Call 10/01/48)	190	229,308
5.25%, 01/15/45 (Call 07/15/44)	593	715,570
5.63%, 12/01/40(a)	536	663,826
5.88%, 12/01/36	197	244,891
6.13%, 01/15/41 (Call 07/15/40)	290	369,047
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(b)	755	706,869
2.88%, 05/11/31 (Call 02/11/31)(b)	475	429,281
4.00%, 10/04/27 (Call 07/04/27)(b)	200	201,252
5.50%, 01/15/48 (Call 07/15/47)(b)	400	400,000
5.88%, 09/17/44(b)	805	850,289
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	897	856,243
2.40%, 08/15/24 (Call 07/15/24)(a)	192	193,564

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
2.55%, 06/15/30 (Call 03/15/30)	$435	$424,404
2.80%, 08/15/29 (Call 05/15/29)(a)	471	470,568
3.20%, 03/15/23 (Call 02/15/23)	329	334,577
3.75%, 03/15/28 (Call 12/15/27)	708	762,034
Rohm & Haas Co., 7.85%, 07/15/29	561	733,150
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	455	443,396
3.75%, 03/15/27 (Call 12/15/26)(a)	402	424,114
4.25%, 01/15/48 (Call 07/15/47)(a)	290	310,910
4.55%, 03/01/29 (Call 12/01/28)	470	510,918
5.25%, 06/01/45 (Call 12/01/44)(a)	267	325,999
SABIC Capital II BV
4.00%, 10/10/23(b)	520	536,250
4.50%, 10/10/28(b)	830	904,667
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	435	405,730
2.30%, 05/15/30 (Call 02/15/30)	536	507,818
2.90%, 03/15/52 (Call 09/15/51)	580	497,735
2.95%, 08/15/29 (Call 05/15/29)	805	808,375
3.13%, 06/01/24 (Call 04/01/24)	348	355,452
3.30%, 05/15/50 (Call 11/15/49)	550	503,206
3.45%, 08/01/25 (Call 05/01/25)	354	362,533
3.45%, 06/01/27 (Call 03/01/27)(a)	1,405	1,461,630
3.80%, 08/15/49 (Call 02/15/49)	575	577,657
3.95%, 01/15/26 (Call 10/15/25)(a)	430	452,605
4.00%, 12/15/42 (Call 06/15/42)(a)	190	194,159
4.50%, 06/01/47 (Call 12/01/46)	937	1,027,796
4.55%, 08/01/45 (Call 02/01/45)	442	483,605
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(b)	635	542,284
4.25%, 05/07/29 (Call 02/07/29)(b)	455	472,636
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	250	244,690
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	379	401,448
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	557	568,829
4.89%, 04/24/25 (Call 02/24/25)(b)	563	588,485
5.18%, 04/24/28 (Call 01/24/28)(b)	710	762,656
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)	354	343,154
2.88%, 08/15/41 (Call 02/15/41)	305	266,708
3.13%, 08/15/51 (Call 02/15/51)(a)	425	364,414
3.38%, 08/15/61 (Call 02/15/61)	340	282,866
3.60%, 08/15/26 (Call 05/15/26)	548	569,150
Westlake Corp, 3.38%, 06/15/30 (Call 03/15/30)(a)	545	555,072
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)(a)	374	394,626
5.00%, 08/15/46 (Call 02/15/46)	590	669,570
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	940	919,560
3.80%, 06/06/26 (Call 03/06/26)(a)(b)	500	518,177
4.75%, 06/01/28 (Call 03/01/28)(b)	1,011	1,086,312

		97,518,219

Commercial Services — 1.3%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(b)	10	9,914
4.20%, 08/04/27 (Call 02/04/27)(b)	1,446	1,443,947
4.38%, 07/03/29(a)(b)	810	794,599
5.00%, 08/02/41 (Call 02/02/41)(a)(b)	125	120,078
American University (The), Series 2019, 3.67%, 04/01/49	430	461,797

Security	Par (000)	Value

Commercial Services (continued)
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	$610	$580,028
2.45%, 08/12/31 (Call 05/12/31)(b)	623	578,706
4.00%, 05/01/28 (Call 05/01/23)(b)	297	305,879
4.25%, 11/01/29 (Call 11/01/24)(b)	715	743,490
4.38%, 08/15/27 (Call 08/15/22)(b)	550	565,813
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	889	798,501
1.70%, 05/15/28 (Call 03/15/28)	855	822,831
3.38%, 09/15/25 (Call 06/15/25)	937	978,363
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	470	448,019
3.88%, 08/15/30 (Call 05/15/30)(a)	945	954,634
5.25%, 10/01/25 (Call 07/01/25)(a)	460	493,365
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	135	132,162
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	342	305,112
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	543	509,398
4.32%, 08/01/45	230	275,697
4.70%, 11/01/2111	90	114,961
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	751	793,032
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	355	462,462
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	700	666,806
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	390	396,293
3.91%, 05/31/23(a)(b)	511	520,811
4.85%, 09/26/28(a)(b)	1,160	1,262,409
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	1,405	1,566,575
6.85%, 07/02/37(a)(b)	970	1,183,749
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(b)	300	300,564
Duke University
3.20%, 10/01/38	100	99,759
3.30%, 10/01/46	30	30,325
Series 2020, 2.68%, 10/01/44	355	328,422
Series 2020, 2.76%, 10/01/50(a)	88	80,492
Series 2020, 2.83%, 10/01/55	520	475,738
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	340	334,281
3.85%, 06/15/25 (Call 05/15/25)(b)	280	289,304
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	270	257,138
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	845	776,288
2.60%, 12/01/24 (Call 11/01/24)	745	750,695
2.60%, 12/15/25 (Call 11/15/25)	456	457,275
3.10%, 05/15/30 (Call 02/15/30)	807	799,666
3.25%, 06/01/26 (Call 03/01/26)	357	364,995
3.95%, 06/15/23 (Call 05/15/23)	219	224,264
7.00%, 07/01/37	155	199,912
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	363	366,993
3.30%, 12/01/26 (Call 09/01/26)(b)	693	713,293
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	689	717,476
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	713	739,987
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	531	567,217
4.50%, 02/15/45 (Call 08/15/44)(b)	474	516,779

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.63%, 03/15/42(b)	$509	$626,795
6.70%, 06/01/34(a)(b)	503	654,196
7.00%, 10/15/37(b)	1,160	1,630,430
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	920	908,008
4.25%, 02/01/29 (Call 11/01/28)(b)	495	534,187
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	140	151,534
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	100	86,448
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	69	64,083
George Washington University (The)
4.87%, 09/15/45	215	263,604
Series 2014, 4.30%, 09/15/44	330	380,229
Series 2016, 3.55%, 09/15/46	510	510,120
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	664	749,510
Georgetown University (The)
Series 20A, 2.94%, 04/01/50(a)	285	258,457
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	110	144,776
Series B, 4.32%, 04/01/49 (Call 10/01/48)(a)	391	431,972
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,047	988,248
1.50%, 11/15/24 (Call 10/15/24)(a)	30	29,290
2.15%, 01/15/27 (Call 12/15/26)	200	192,953
2.65%, 02/15/25 (Call 01/15/25)	792	795,196
2.90%, 05/15/30 (Call 02/15/30)	1,013	974,666
2.90%, 11/15/31 (Call 08/15/31)	600	572,096
3.20%, 08/15/29 (Call 05/15/29)	1,048	1,034,487
3.75%, 06/01/23 (Call 03/01/23)	260	264,752
4.00%, 06/01/23 (Call 05/01/23)	356	364,763
4.15%, 08/15/49 (Call 02/15/49)	563	554,785
4.45%, 06/01/28 (Call 03/01/28)	495	530,633
4.80%, 04/01/26 (Call 01/01/26)	655	702,449
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	885	841,311
2.65%, 07/15/31 (Call 04/15/31)(b)	655	607,974
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	700	723,107
4.00%, 03/01/26 (Call 12/01/25)(b)	552	585,593
4.13%, 08/01/23 (Call 07/01/23)	327	331,086
4.25%, 05/01/29 (Call 02/01/29)	1,058	1,161,878
4.75%, 02/15/25 (Call 11/15/24)(b)	813	863,390
4.75%, 08/01/28 (Call 05/01/28)	520	586,057
5.00%, 11/01/22 (Call 08/01/22)(b)	393	399,535
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	200	242,445
Series A, 2.81%, 01/01/60 (Call 07/01/59)	110	100,981
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	145	138,762
2.41%, 06/01/50 (Call 12/01/49)	545	471,103
3.65%, 05/01/48 (Call 11/01/47)	190	209,477
Massachusetts Institute of Technology
3.89%, 07/01/2116	230	245,300
3.96%, 07/01/38(a)	60	67,475
4.68%, 07/01/2114	316	410,633
5.60%, 07/01/2111	780	1,175,094
Series F, 2.99%, 07/01/50 (Call 01/01/50)	626	622,130
Series G, 2.29%, 07/01/51 (Call 01/01/51)	410	344,362
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	190	174,065
2.55%, 08/18/60 (Call 02/18/60)	325	244,144

Security	Par (000)	Value

Commercial Services (continued)
2.75%, 08/19/41 (Call 02/19/41)	$575	$498,062
3.10%, 11/29/61 (Call 05/29/61)	520	439,744
3.25%, 01/15/28 (Call 10/15/27)	265	274,459
3.25%, 05/20/50 (Call 11/20/49)	165	149,560
3.75%, 03/24/25 (Call 02/24/25)	55	57,388
3.75%, 02/25/52 (Call 08/25/51)	140	139,864
4.25%, 02/01/29 (Call 11/01/28)	406	437,028
4.88%, 02/15/24 (Call 11/15/23)(a)	330	346,055
4.88%, 12/17/48 (Call 06/17/48)	414	481,567
5.25%, 07/15/44(a)	359	435,488
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	50,790
Northwestern University
3.69%, 12/01/38(a)	380	413,810
3.87%, 12/01/48	140	155,855
4.64%, 12/01/44	275	335,222
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	485	541,068
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	265	245,475
PayPal Holdings Inc.
1.35%, 06/01/23	508	506,392
1.65%, 06/01/25 (Call 05/01/25)	895	876,973
2.30%, 06/01/30 (Call 03/01/30)	838	798,252
2.40%, 10/01/24 (Call 09/01/24)(a)	1,209	1,218,605
2.65%, 10/01/26 (Call 08/01/26)	954	964,392
2.85%, 10/01/29 (Call 07/01/29)	1,433	1,427,214
3.25%, 06/01/50 (Call 12/01/49)(a)	741	694,614
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	100	96,643
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	275	243,953
3.15%, 07/15/46 (Call 01/15/46)	360	361,809
3.30%, 07/15/56 (Call 01/15/56)	215	219,085
3.62%, 10/01/37	288	314,805
4.88%, 10/15/40	300	381,500
6.50%, 01/15/39(a)(b)	386	564,450
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	1	966
2.35%, 01/15/32 (Call 10/15/31)	285	258,705
2.90%, 10/01/30 (Call 07/01/30)	448	429,587
3.05%, 10/01/41 (Call 04/01/41)(a)	580	505,909
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	861	861,712
3.50%, 03/16/23 (Call 02/16/23)	425	432,150
4.00%, 03/18/29 (Call 12/18/28)	665	708,171
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	515	456,587
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	688	609,561
2.30%, 08/15/60 (Call 02/15/60)	611	458,872
2.50%, 12/01/29 (Call 09/01/29)(a)	467	457,817
2.95%, 01/22/27 (Call 10/22/26)	595	609,665
3.25%, 12/01/49 (Call 06/01/49)	734	709,031
4.00%, 06/15/25 (Call 03/15/25)	388	408,695
6.55%, 11/15/37	50	69,761
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	869	840,307
2.72%, 04/16/31 (Call 01/16/31)(b)	483	465,766
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	794	747,058
3.38%, 03/22/27 (Call 12/22/26)(b)	511	525,646
4.13%, 02/02/26 (Call 11/02/25)(a)(b)	780	826,930

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd.
0.80%, 08/01/23(b)	$345	$338,702
1.15%, 06/07/24 (Call 05/07/24)(b)	590	572,191
2.05%, 04/15/26 (Call 03/15/26)(b)	110	106,230
3.15%, 06/15/31 (Call 03/15/31)(b)	710	682,062
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	85	81,391
Trustees of Boston College, 3.13%, 07/01/52	306	311,827
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	210	234,676
Trustees of Dartmouth College, 3.47%, 06/01/46	50	50,826
Trustees of Princeton University (The)
5.70%, 03/01/39	544	728,979
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	230	204,310
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)(a)	297	295,864
4.67%, 09/01/2112	170	217,735
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	70	60,159
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	40	52,679
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	100	101,500
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	221	214,784
4.00%, 10/01/53 (Call 04/01/53)	205	233,878
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	574	550,500
Series C, 2.55%, 04/01/50 (Call 10/01/49)	265	235,549
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	213	222,053
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	319	328,959
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	170	156,382
3.03%, 10/01/39	476	466,094
5.25%, 10/01/2111	425	583,132
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	445	489,404
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	180	170,366
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	23,386
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	484	467,723
4.00%, 06/15/25 (Call 03/15/25)	990	1,029,708
4.13%, 03/15/29 (Call 12/15/28)(a)	733	781,614
5.50%, 06/15/45 (Call 12/15/44)	219	274,186
Wesleyan University, 4.78%, 07/01/2116	325	390,804
William Marsh Rice University
3.57%, 05/15/45	75	78,913
3.77%, 05/15/55	210	239,881
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	145	140,427
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	220	204,355
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	402	349,092

		88,348,202

Computers — 2.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	785	739,210
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	910	866,308
0.70%, 02/08/26 (Call 01/08/26)	1,533	1,465,942
0.75%, 05/11/23	895	889,144
1.13%, 05/11/25 (Call 04/11/25)	2,201	2,146,182
1.20%, 02/08/28 (Call 12/08/27)	1,230	1,158,122
1.25%, 08/20/30 (Call 05/20/30)	892	803,626

Security	Par (000)	Value

Computers (continued)
1.40%, 08/05/28 (Call 06/05/28)	$880	$831,289
1.65%, 05/11/30 (Call 02/11/30)	1,730	1,613,110
1.65%, 02/08/31 (Call 11/08/30)	1,473	1,368,539
1.70%, 08/05/31 (Call 05/05/31)(a)	675	625,690
1.80%, 09/11/24 (Call 08/11/24)	1,192	1,191,029
2.05%, 09/11/26 (Call 07/11/26)	1,654	1,649,584
2.20%, 09/11/29 (Call 06/11/29)(a)	2,071	2,032,757
2.38%, 02/08/41 (Call 08/08/40)	1,333	1,187,263
2.40%, 05/03/23	712	720,855
2.40%, 08/20/50 (Call 02/20/50)	1,156	967,917
2.45%, 08/04/26 (Call 05/04/26)	1,615	1,639,563
2.50%, 02/09/25	1,199	1,218,294
2.55%, 08/20/60 (Call 02/20/60)	1,281	1,061,407
2.65%, 05/11/50 (Call 11/11/49)	2,110	1,872,038
2.65%, 02/08/51 (Call 08/08/50)	2,551	2,266,081
2.70%, 08/05/51 (Call 02/05/51)	1,160	1,039,325
2.75%, 01/13/25 (Call 11/13/24)	1,711	1,751,958
2.80%, 02/08/61 (Call 08/08/60)	1,469	1,279,605
2.85%, 05/11/24 (Call 03/11/24)	1,302	1,330,505
2.85%, 08/05/61 (Call 02/05/61)	1,150	1,021,703
2.90%, 09/12/27 (Call 06/12/27)	1,643	1,695,029
2.95%, 09/11/49 (Call 03/11/49)	1,342	1,251,080
3.00%, 02/09/24 (Call 12/09/23)	1,058	1,083,487
3.00%, 06/20/27 (Call 03/20/27)	1,320	1,373,596
3.00%, 11/13/27 (Call 08/13/27)	1,183	1,229,847
3.20%, 05/13/25	1,435	1,486,936
3.20%, 05/11/27 (Call 02/11/27)	1,801	1,883,919
3.25%, 02/23/26 (Call 11/23/25)	2,311	2,412,610
3.35%, 02/09/27 (Call 11/09/26)	1,956	2,058,253
3.45%, 05/06/24	1,223	1,265,974
3.45%, 02/09/45	1,698	1,736,509
3.75%, 09/12/47 (Call 03/12/47)	860	916,258
3.75%, 11/13/47 (Call 05/13/47)	1,057	1,129,309
3.85%, 05/04/43	2,584	2,778,580
3.85%, 08/04/46 (Call 02/04/46)	1,676	1,786,602
4.25%, 02/09/47 (Call 08/09/46)	834	951,688
4.38%, 05/13/45	1,376	1,572,972
4.45%, 05/06/44	939	1,094,587
4.50%, 02/23/36 (Call 08/23/35)(a)	1,055	1,240,193
4.65%, 02/23/46 (Call 08/23/45)	2,589	3,141,282
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	685	651,581
2.30%, 09/14/31 (Call 06/14/31)(b)	585	539,723
Dell Inc.
5.40%, 09/10/40	930	953,250
6.50%, 04/15/38	1,037	1,192,203
7.10%, 04/15/28	755	873,912
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(b)	500	438,362
3.45%, 12/15/51 (Call 06/15/51)(b)	587	497,075
4.00%, 07/15/24 (Call 06/15/24)	810	840,444
4.90%, 10/01/26 (Call 08/01/26)	1,081	1,170,916
5.30%, 10/01/29 (Call 07/01/29)	847	944,587
5.45%, 06/15/23 (Call 04/15/23)	817	850,423
5.85%, 07/15/25 (Call 06/15/25)	1,230	1,347,295
6.02%, 06/15/26 (Call 03/15/26)	2,992	3,338,620
6.10%, 07/15/27 (Call 05/15/27)	276	317,871
6.20%, 07/15/30 (Call 04/15/30)(a)	1,050	1,242,708
8.10%, 07/15/36 (Call 01/15/36)	718	994,263
8.35%, 07/15/46 (Call 01/15/46)	346	524,703

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	$550	$524,885
2.38%, 09/15/28 (Call 07/15/28)	445	422,978
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	619	580,387
2.20%, 03/15/31 (Call 12/15/30)	650	597,371
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	225	231,026
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	114	110,419
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(a)	896	881,933
1.75%, 04/01/26 (Call 03/01/26)(a)	617	595,342
2.25%, 04/01/23 (Call 03/01/23)(a)	424	426,471
4.45%, 10/02/23 (Call 09/02/23)	671	695,945
4.90%, 10/15/25 (Call 07/15/25)(a)	2,195	2,354,619
6.20%, 10/15/35 (Call 04/15/35)	703	840,637
6.35%, 10/15/45 (Call 04/15/45)(a)	1,130	1,347,553
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	795	753,810
2.20%, 06/17/25 (Call 05/17/25)	926	920,002
2.65%, 06/17/31 (Call 03/17/31)	920	863,561
3.00%, 06/17/27 (Call 04/17/27)	657	662,607
3.40%, 06/17/30 (Call 03/17/30)(a)	695	701,769
6.00%, 09/15/41(a)	1,150	1,373,834
IBM Corp., 2.72%, 02/09/32	380	373,911
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,016	975,795
1.95%, 05/15/30 (Call 02/15/30)(a)	1,270	1,192,581
2.85%, 05/15/40 (Call 11/15/39)	829	755,112
2.95%, 05/15/50 (Call 11/15/49)	732	656,209
3.00%, 05/15/24	2,204	2,254,199
3.30%, 05/15/26	1,499	1,559,459
3.30%, 01/27/27(a)	620	646,982
3.38%, 08/01/23	730	748,186
3.45%, 02/19/26(a)	1,274	1,331,482
3.50%, 05/15/29	2,076	2,176,021
3.63%, 02/12/24	1,659	1,719,957
4.00%, 06/20/42	723	759,448
4.15%, 05/15/39	1,464	1,562,170
4.25%, 05/15/49	2,338	2,562,169
4.70%, 02/19/46	585	682,580
5.60%, 11/30/39	695	869,329
5.88%, 11/29/32	1,193	1,494,093
6.22%, 08/01/27	492	583,363
6.50%, 01/15/28	258	312,551
7.00%, 10/30/25	936	1,088,489
7.13%, 12/01/96(a)	305	499,212
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	580	547,126
2.70%, 10/15/28 (Call 08/15/28)(b)	490	454,774
3.15%, 10/15/31 (Call 07/15/31)(a)(b)	567	513,856
4.10%, 10/15/41 (Call 04/15/41)(b)	557	473,031
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	772	695,248
2.95%, 05/15/23 (Call 04/15/23)	303	306,660
3.63%, 05/15/25 (Call 04/15/25)	472	485,339
4.38%, 05/15/30 (Call 02/15/30)	920	976,782
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)(b)	300	287,160

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$1,037	$1,015,852
2.38%, 06/22/27 (Call 04/22/27)(a)	650	643,525
2.70%, 06/22/30 (Call 03/22/30)	693	669,852
3.30%, 09/29/24 (Call 07/29/24)	498	509,218
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	648	608,905
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	275	257,904
3.10%, 02/01/32 (Call 11/01/31)	460	427,340
4.75%, 02/15/26 (Call 11/15/25)(a)	1,775	1,844,580

		133,949,292

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
2.10%, 05/01/23	56	56,288
3.25%, 03/15/24	615	635,147
3.70%, 08/01/47 (Call 02/01/47)(a)	447	490,308
4.00%, 08/15/45	581	654,733
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	610	574,034
2.00%, 12/01/24 (Call 11/01/24)	711	713,628
2.38%, 12/01/29 (Call 09/01/29)	582	572,055
2.60%, 04/15/30 (Call 01/15/30)	635	630,235
3.13%, 12/01/49 (Call 06/01/49)	529	516,276
3.15%, 03/15/27 (Call 12/15/26)	360	374,762
3.70%, 08/15/42	357	366,661
4.15%, 03/15/47 (Call 09/15/46)	465	524,985
4.38%, 06/15/45 (Call 12/15/44)	314	362,889
6.00%, 05/15/37	186	249,272
Procter & Gamble Co. (The)
0.55%, 10/29/25	728	692,653
1.00%, 04/23/26	470	451,784
1.20%, 10/29/30	1,132	1,023,348
1.95%, 04/23/31	565	543,242
2.30%, 02/01/32(a)	580	575,079
2.45%, 11/03/26	1,133	1,152,234
2.70%, 02/02/26(a)	694	715,076
2.80%, 03/25/27	489	503,133
2.85%, 08/11/27	487	500,723
3.00%, 03/25/30	1,460	1,521,287
3.10%, 08/15/23	334	341,682
3.50%, 10/25/47(a)	330	359,192
3.55%, 03/25/40	905	969,542
3.60%, 03/25/50(a)	230	252,944
5.50%, 02/01/34	175	223,940
5.55%, 03/05/37	142	188,889
5.80%, 08/15/34(a)	15	19,718
Unilever Capital Corp.
0.38%, 09/14/23	125	122,583
0.63%, 08/12/24 (Call 08/12/22)	280	270,683
1.38%, 09/14/30 (Call 06/14/30)	355	316,906
1.75%, 08/12/31 (Call 05/12/31)	650	593,007
2.00%, 07/28/26	645	637,340
2.13%, 09/06/29 (Call 06/06/29)	1,055	1,009,251
2.60%, 05/05/24 (Call 03/05/24)	834	844,026
2.90%, 05/05/27 (Call 02/05/27)(a)	935	955,208
3.10%, 07/30/25(a)	815	839,723
3.13%, 03/22/23 (Call 02/22/23)	390	397,452
3.25%, 03/07/24 (Call 02/07/24)	811	831,134
3.38%, 03/22/25 (Call 01/22/25)	635	656,984
3.50%, 03/22/28 (Call 12/22/27)	1,050	1,106,294

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$487	$619,415
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	720	623,205

		26,578,950

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	653	653,807
4.50%, 10/24/28 (Call 07/24/28)(b)	538	581,234
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	450	428,304
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	703	696,736
3.75%, 05/15/46 (Call 11/15/45)	510	529,505
4.20%, 05/15/47 (Call 11/15/46)	266	297,443
4.60%, 06/15/45 (Call 12/15/44)	718	831,106

		4,018,135

Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	700	683,786
1.65%, 10/29/24 (Call 09/29/24)(a)	3,140	3,047,366
1.75%, 01/30/26 (Call 12/30/25)	575	544,797
2.45%, 10/29/26 (Call 09/29/26)	4,155	4,008,650
2.88%, 08/14/24 (Call 07/14/24)(a)	600	600,480
3.00%, 10/29/28 (Call 08/29/28)	2,965	2,855,796
3.15%, 02/15/24 (Call 01/15/24)	776	782,369
3.30%, 01/30/32 (Call 10/30/31)	3,420	3,246,866
3.40%, 10/29/33 (Call 07/29/33)	1,230	1,161,476
3.50%, 01/15/25 (Call 11/15/24)	455	461,571
3.65%, 07/21/27 (Call 04/21/27)	682	693,084
3.85%, 10/29/41 (Call 04/29/41)	450	417,026
3.88%, 01/23/28 (Call 10/23/27)(a)	773	785,270
4.13%, 07/03/23 (Call 06/03/23)	598	611,354
4.45%, 10/01/25 (Call 08/01/25)	625	649,060
4.45%, 04/03/26 (Call 02/03/26)	380	396,797
4.50%, 09/15/23 (Call 08/15/23)	927	954,865
4.63%, 10/15/27 (Call 08/15/27)(a)	563	598,013
4.88%, 01/16/24 (Call 12/16/23)	875	908,145
6.50%, 07/15/25 (Call 06/15/25)	532	586,104
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	200	194,486
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	415	421,346
3.50%, 08/01/25	210	217,258
4.25%, 02/15/24	280	291,926
AIG Global Funding
0.45%, 12/08/23(b)	527	514,725
0.65%, 06/17/24(b)	834	804,172
0.80%, 07/07/23(a)(b)	377	372,301
0.90%, 09/22/25(a)(b)	627	592,929
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	725	702,488
0.80%, 08/18/24 (Call 07/18/24)	440	422,945
1.88%, 08/15/26 (Call 07/15/26)	403	382,036
2.10%, 09/01/28 (Call 07/01/28)	460	420,199
2.20%, 01/15/27 (Call 12/15/26)	2	1,918
2.30%, 02/01/25 (Call 01/01/25)(a)	1,087	1,073,922
2.88%, 01/15/26 (Call 12/15/25)(a)	1,309	1,303,957
3.00%, 09/15/23 (Call 07/15/23)	699	706,262
3.00%, 02/01/30 (Call 11/01/29)	730	697,107
3.13%, 12/01/30 (Call 09/01/30)	594	572,542
3.25%, 03/01/25 (Call 01/01/25)	803	807,743
3.25%, 10/01/29 (Call 07/01/29)(a)	655	641,638

Security	Par (000)	Value

Diversified Financial Services (continued)
3.38%, 07/01/25 (Call 06/01/25)	$586	$592,823
3.63%, 04/01/27 (Call 01/01/27)(a)	518	529,319
3.63%, 12/01/27 (Call 09/01/27)	605	612,292
3.75%, 06/01/26 (Call 04/01/26)	836	859,583
3.88%, 07/03/23 (Call 06/03/23)	317	324,081
4.25%, 02/01/24 (Call 01/01/24)	701	723,834
4.25%, 09/15/24 (Call 06/15/24)	730	756,534
4.63%, 10/01/28 (Call 07/01/28)	670	710,540
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	75	71,626
4.13%, 05/01/24 (Call 02/01/24)(a)	86	87,997
4.25%, 06/15/26 (Call 04/15/26)	685	705,948
4.40%, 09/25/23 (Call 08/25/23)	573	587,735
5.00%, 04/01/23	529	543,301
5.25%, 08/11/25 (Call 07/11/25)(b)	830	885,674
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	760	750,425
2.20%, 11/02/28 (Call 09/02/28)	575	537,556
3.05%, 06/05/23 (Call 05/05/23)	409	413,855
3.88%, 05/21/24 (Call 04/21/24)	679	698,804
4.63%, 03/30/25(a)	239	251,167
5.13%, 09/30/24	674	714,207
5.80%, 05/01/25 (Call 04/01/25)(a)	603	652,544
8.00%, 11/01/31	1,487	1,958,725
8.00%, 11/01/31(a)	953	1,242,119
American Express Co.
0.75%, 11/03/23	200	196,650
1.65%, 11/04/26 (Call 10/04/26)(a)	600	580,018
2.50%, 07/30/24 (Call 06/30/24)	1,339	1,358,007
3.00%, 10/30/24 (Call 09/29/24)	1,339	1,367,841
3.13%, 05/20/26 (Call 04/20/26)	838	859,003
3.30%, 05/03/27 (Call 04/03/27)(b)	1,224	1,264,468
3.40%, 02/22/24 (Call 01/22/24)	1,312	1,349,789
3.63%, 12/05/24 (Call 11/04/24)(a)	674	698,801
3.70%, 08/03/23 (Call 07/03/23)	812	833,145
4.05%, 12/03/42(a)	530	581,045
4.20%, 11/06/25 (Call 10/06/25)	568	603,683
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	361	369,347
3.00%, 04/02/25 (Call 03/02/25)	279	284,124
3.70%, 10/15/24	525	546,453
4.00%, 10/15/23	1,076	1,110,624
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	850	795,111
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	605	563,423
3.75%, 07/15/27 (Call 06/15/27)(b)	510	496,528
3.95%, 07/15/26 (Call 06/15/26)(b)	640	626,215
6.00%, 08/15/23 (Call 07/15/23)(b)	107	110,929
Apollo Management Holdings LP
4.00%, 05/30/24(b)	834	860,106
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	130	128,533
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	125	124,199
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)(c)	460	449,841
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	85	74,030
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66(b)	5	5,397

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	$385	$366,605
1.95%, 09/20/26 (Call 08/20/26)(b)	895	843,614
3.50%, 11/01/27 (Call 07/01/27)(a)(b)	967	955,588
3.88%, 05/01/23 (Call 04/01/23)(b)	309	313,271
4.13%, 08/01/25 (Call 06/01/25)(b)	540	550,477
4.38%, 01/30/24 (Call 12/30/23)(b)	435	445,588
4.88%, 10/01/25 (Call 07/01/25)(b)	394	412,632
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	465	494,492
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)(b)	597	577,082
2.53%, 11/18/27 (Call 10/18/27)(b)	1,393	1,304,418
2.75%, 02/21/28 (Call 12/21/27)(b)	960	905,388
2.88%, 02/15/25 (Call 01/15/25)(b)	490	485,571
3.25%, 02/15/27 (Call 12/15/26)(b)	155	152,096
3.95%, 07/01/24 (Call 06/01/24)(b)	771	788,819
4.25%, 04/15/26 (Call 03/15/26)(b)	407	418,266
4.38%, 05/01/26 (Call 03/01/26)(b)	930	957,686
5.13%, 10/01/23 (Call 09/01/23)(b)	95	98,356
5.25%, 05/15/24 (Call 04/15/24)(b)	1,070	1,118,098
5.50%, 01/15/26 (Call 12/15/25)(b)	988	1,051,844
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	412	420,795
4.38%, 12/15/25 (Call 09/15/25)	133	138,490
5.38%, 07/24/23	95	98,825
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	468	412,956
1.63%, 08/05/28 (Call 06/05/28)(b)	310	286,678
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	913	828,578
2.50%, 01/10/30 (Call 10/10/29)(b)	533	516,669
2.55%, 03/30/32 (Call 12/30/31)(b)	305	289,298
2.80%, 09/30/50 (Call 03/30/50)(b)	546	454,430
2.85%, 08/05/51 (Call 02/05/51)(a)(b)	580	486,665
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,052	1,067,800
3.20%, 01/30/52 (Call 07/30/51)(b)	300	270,240
3.50%, 09/10/49 (Call 03/10/49)(b)	540	509,207
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	314	321,150
4.45%, 07/15/45(b)	225	242,949
5.00%, 06/15/44(b)	322	372,127
6.25%, 08/15/42(b)	210	277,567
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	698	631,091
4.13%, 10/07/51 (Call 04/07/51)(b)	325	286,516
4.38%, 02/15/32 (Call 11/15/31)(b)	300	298,142
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	480	448,996
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	591	571,491
3.25%, 04/29/25 (Call 03/29/25)(b)	344	348,626
3.50%, 10/10/24 (Call 09/10/24)(b)	1,411	1,445,728
3.50%, 09/18/27 (Call 06/18/27)(b)	925	944,510
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	1,670	1,728,143
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	277	272,210
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	430	396,252
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	715	683,779
3.50%, 03/30/51 (Call 09/30/50)	430	394,781
3.63%, 02/15/52	405	375,755
3.90%, 01/25/28 (Call 10/25/27)	654	686,712

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 04/01/24 (Call 02/01/24)(a)	$859	$888,357
4.25%, 06/02/26 (Call 03/02/26)	437	466,994
4.35%, 04/15/30 (Call 01/15/30)	529	568,846
4.70%, 09/20/47 (Call 03/20/47)	588	641,298
4.85%, 03/29/29 (Call 12/29/28)	761	834,824
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	684	620,149
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	583	611,415
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	205	203,126
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(c)	503	495,428
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	1,205	1,154,658
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)(c)	480	428,404
2.60%, 05/11/23 (Call 04/11/23)	525	529,419
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(c)	810	756,024
3.20%, 02/05/25 (Call 01/05/25)	825	842,169
3.30%, 10/30/24 (Call 09/30/24)(a)	1,389	1,421,873
3.50%, 06/15/23	440	449,810
3.65%, 05/11/27 (Call 04/11/27)	982	1,016,923
3.75%, 04/24/24 (Call 03/24/24)	819	843,763
3.75%, 07/28/26 (Call 06/28/26)(a)	1,125	1,162,974
3.75%, 03/09/27 (Call 02/09/27)	1,202	1,255,380
3.80%, 01/31/28 (Call 12/31/27)	634	660,134
3.90%, 01/29/24 (Call 12/29/23)	938	967,848
4.20%, 10/29/25 (Call 09/29/25)	957	1,001,433
4.25%, 04/30/25 (Call 03/31/25)	538	565,978
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	670	603,998
3.65%, 01/12/27 (Call 10/12/26)	911	956,567
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	1,450	1,419,581
0.90%, 03/11/26 (Call 02/11/26)	937	887,988
1.15%, 05/13/26 (Call 04/13/26)	1,035	993,577
1.65%, 03/11/31 (Call 12/11/30)	704	639,464
1.95%, 12/01/31 (Call 09/01/31)	522	480,941
2.00%, 03/20/28 (Call 01/20/28)(a)	1,075	1,043,380
2.30%, 05/13/31 (Call 02/13/31)(a)	560	535,491
2.75%, 10/01/29 (Call 07/01/29)	832	831,410
3.00%, 03/10/25 (Call 12/10/24)	201	205,667
3.20%, 03/02/27 (Call 12/02/26)(a)	507	526,084
3.20%, 01/25/28 (Call 10/25/27)	330	344,419
3.25%, 05/22/29 (Call 02/22/29)(a)	562	577,787
3.30%, 04/01/27 (Call 01/01/27)	674	701,194
3.45%, 02/13/26 (Call 11/13/25)	320	334,140
3.55%, 02/01/24 (Call 01/01/24)	859	883,273
3.63%, 04/01/25 (Call 01/01/25)	481	500,254
3.85%, 05/21/25 (Call 03/21/25)	239	251,087
4.00%, 02/01/29 (Call 11/01/28)(a)	599	647,852
4.20%, 03/24/25 (Call 02/24/25)	675	716,409
4.63%, 03/22/30 (Call 12/22/29)(a)	465	526,306
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	670	707,952
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,697	1,747,851
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	769	724,533
4.10%, 06/15/51 (Call 12/15/50)(a)	745	706,597
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	295	288,368
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	718	743,011
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	708	726,430
3.75%, 06/15/28 (Call 03/15/28)	867	926,086

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.15%, 06/15/48 (Call 12/15/47)(a)	$291	$332,525
5.30%, 09/15/43 (Call 03/15/43)	716	911,305
Credit Suisse USA Inc., 7.13%, 07/15/32	1,539	2,042,147
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	505	501,920
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	467	483,608
3.95%, 11/06/24 (Call 08/06/24)	505	524,089
4.10%, 02/09/27 (Call 11/09/26)	732	767,711
4.50%, 01/30/26 (Call 11/30/25)	291	309,691
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	743	733,327
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	236	243,998
FMR LLC
5.15%, 02/01/43(b)	40	47,146
6.45%, 11/15/39(b)	400	536,079
7.57%, 06/15/29(b)	80	105,783
Franklin Resources Inc.
2.85%, 03/30/25	207	211,346
2.94%, 10/30/30 (Call 07/30/30)	412	368,469
3.35%, 08/12/51 (Call 02/12/51)(a)	285	246,731
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	175	180,388
Invesco Finance PLC
3.75%, 01/15/26	493	515,444
4.00%, 01/30/24	476	491,473
5.38%, 11/30/43	385	457,527
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	390	416,192
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)(a)	340	422,745
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)(a)	315	289,339
6.25%, 01/15/36	665	810,877
6.45%, 06/08/27(a)	457	536,387
6.50%, 01/20/43(a)	319	402,012
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	320	297,303
4.15%, 01/23/30	696	730,582
4.85%, 01/15/27	608	661,956
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	535	630,524
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	430	445,956
3.75%, 02/13/25	86	89,212
4.38%, 03/11/29 (Call 12/11/28)	637	676,910
4.50%, 09/19/28 (Call 06/19/28)	646	694,754
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	360	361,770
Legg Mason Inc.
3.95%, 07/15/24(a)	406	423,261
4.75%, 03/15/26	640	698,104
5.63%, 01/15/44	361	447,256
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	865	839,557
1.38%, 04/06/26 (Call 03/06/26)(b)	1,187	1,130,820
2.00%, 04/06/28 (Call 02/06/28)(b)	1,273	1,211,743
2.50%, 04/06/31 (Call 01/06/31)(b)	1,330	1,270,258
3.20%, 04/06/41 (Call 10/06/40)(b)	471	441,206
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	595	561,808
2.00%, 03/03/25 (Call 02/03/25)	576	579,549

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 11/18/31 (Call 08/18/31)	$900	$851,397
2.95%, 11/21/26 (Call 08/21/26)(a)	473	490,217
2.95%, 06/01/29 (Call 03/01/29)	868	891,544
2.95%, 03/15/51 (Call 09/15/50)	446	418,740
3.30%, 03/26/27 (Call 01/26/27)	1,203	1,263,705
3.35%, 03/26/30 (Call 12/26/29)	775	811,740
3.38%, 04/01/24	957	988,503
3.50%, 02/26/28 (Call 11/26/27)(a)	476	505,663
3.65%, 06/01/49 (Call 12/01/48)	752	796,547
3.80%, 11/21/46 (Call 05/21/46)	500	534,764
3.85%, 03/26/50 (Call 09/26/49)	1,224	1,330,419
3.95%, 02/26/48 (Call 08/26/47)	405	443,642
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	400	409,928
3.64%, 04/13/25 (Call 03/13/25)(b)	435	447,762
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	800	823,198
Mizuho Financial Group Inc., 2.65%, 05/22/26(a)	580	580,082
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	571	598,302
4.50%, 06/20/28 (Call 03/20/28)	610	658,763
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	1,026	903,395
2.50%, 12/21/40 (Call 06/21/40)	460	386,219
3.25%, 04/28/50 (Call 10/28/49)	505	457,246
3.85%, 06/30/26 (Call 03/30/26)(a)	886	925,253
4.25%, 06/01/24 (Call 03/01/24)(a)	440	458,502
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(a)(b)	205	221,347
4.88%, 04/15/45 (Call 10/15/44)(a)(b)	100	111,456
Nomura Holdings Inc.
1.65%, 07/14/26(a)	1,480	1,404,210
1.85%, 07/16/25	661	643,360
2.17%, 07/14/28	844	793,853
2.33%, 01/22/27	910	879,002
2.61%, 07/14/31	545	508,512
2.65%, 01/16/25(a)	1,550	1,554,378
2.68%, 07/16/30	919	871,271
2.71%, 01/22/29	940	910,098
3.00%, 01/22/32	1,005	967,229
3.10%, 01/16/30	910	897,737
Nuveen Finance LLC, 4.13%, 11/01/24(b)	1,135	1,186,160
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	1,165	1,263,093
ORIX Corp.
2.25%, 03/09/31	575	554,153
3.25%, 12/04/24	1,052	1,077,993
3.70%, 07/18/27	245	257,263
4.05%, 01/16/24	88	91,211
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	926	969,619
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	710	763,879
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	470	558,588
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	546	526,644
6.15%, 12/06/28(a)(b)	300	337,226
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	670	663,943
4.65%, 04/01/30 (Call 01/01/30)	617	679,846
4.95%, 07/15/46	394	453,129

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
REC Ltd.
4.75%, 05/19/23(b)	$265	$271,071
5.25%, 11/13/23(b)	460	478,626
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)(a)	355	371,727
4.25%, 07/18/24(a)	610	635,141
SURA Asset Management SA, 4.38%, 04/11/27(b)	70	71,727
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	750	696,567
3.70%, 08/04/26 (Call 05/04/26)	472	482,071
3.95%, 12/01/27 (Call 09/01/27)	661	680,937
4.25%, 08/15/24 (Call 05/15/24)	1,003	1,039,488
4.38%, 03/19/24 (Call 02/19/24)	854	883,068
4.50%, 07/23/25 (Call 04/23/25)	479	502,821
5.15%, 03/19/29 (Call 12/19/28)	463	503,397
USAA Capital Corp.
0.50%, 05/01/24(b)	645	628,236
1.50%, 05/01/23(a)(b)	275	274,687
2.13%, 05/01/30 (Call 02/01/30)(a)(b)	405	391,202
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	529	489,857
1.10%, 02/15/31 (Call 11/15/30)	1,072	949,851
1.90%, 04/15/27 (Call 02/15/27)(a)	1,140	1,123,625
2.00%, 08/15/50 (Call 02/15/50)	1,477	1,173,560
2.05%, 04/15/30 (Call 01/15/30)	1,256	1,216,389
2.70%, 04/15/40 (Call 10/15/39)	933	877,270
2.75%, 09/15/27 (Call 06/15/27)	635	650,567
3.15%, 12/14/25 (Call 09/14/25)	2,014	2,087,013
3.65%, 09/15/47 (Call 03/15/47)	690	732,019
4.15%, 12/14/35 (Call 06/14/35)	1,359	1,528,978
4.30%, 12/14/45 (Call 06/14/45)	2,373	2,746,531
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	654	623,802
2.75%, 03/15/31 (Call 12/15/30)(a)	146	139,155
2.85%, 01/10/25 (Call 12/10/24)	482	487,997
4.25%, 06/09/23 (Call 05/09/23)	106	108,771
6.20%, 11/17/36	583	666,297
6.20%, 06/21/40	305	356,321

		218,965,033

Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,015	962,738
3.40%, 04/29/51 (Call 10/29/50)(b)	450	437,171
4.00%, 10/03/49(b)	580	610,253
4.38%, 04/23/25(b)	1,778	1,872,241
4.38%, 06/22/26(b)	430	461,627
4.88%, 04/23/30(b)	417	472,754
6.50%, 10/27/36(a)(b)	679	892,885
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(b)	100	107,870
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	300	271,022
3.95%, 02/12/30(b)	270	251,439
Adani Transmission Ltd.
4.00%, 08/03/26(a)(b)	550	557,128
4.25%, 05/21/36(b)	452	430,432
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	360	326,848
3.80%, 10/01/47 (Call 04/01/47)	360	348,898
3.85%, 10/01/25 (Call 07/01/25)(b)	271	281,493

Security	Par (000)	Value

Electric (continued)
3.95%, 06/01/28 (Call 03/01/28)	$519	$546,075
Series E, 6.65%, 02/15/33	279	343,986
Series G, 4.15%, 05/01/49 (Call 11/01/48)	340	343,583
Series H, 3.45%, 01/15/50 (Call 07/15/49)(a)	389	360,073
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	812	744,986
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	440	449,961
3.15%, 09/15/49 (Call 03/15/49)	245	224,806
3.75%, 12/01/47 (Call 06/01/47)	354	357,872
3.80%, 06/15/49 (Call 12/15/48)	345	349,383
4.00%, 12/01/46 (Call 06/01/46)	300	314,822
4.25%, 09/15/48 (Call 03/15/48)	245	266,981
Series M, 3.65%, 04/01/50 (Call 10/01/49)	225	223,030
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	215,097
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	1,200	1,140,427
2.45%, 01/15/31 (Call 10/15/30)	690	638,692
3.30%, 07/15/25 (Call 06/15/25)(b)	817	820,922
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	904	922,261
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	680	656,268
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	50	50,753
3.00%, 03/15/52 (Call 09/15/51)	445	393,498
3.13%, 07/15/51 (Call 01/15/51)(a)	595	538,047
3.45%, 10/01/49 (Call 04/01/49)	404	385,015
3.75%, 03/01/45 (Call 09/01/44)	215	213,676
3.85%, 12/01/42	370	374,072
4.10%, 01/15/42(a)	320	324,791
4.15%, 08/15/44 (Call 02/15/44)	316	334,986
4.30%, 01/02/46 (Call 07/02/45)	205	220,843
5.50%, 03/15/41	85	102,123
5.70%, 02/15/33	140	169,523
6.00%, 03/01/39(a)	406	521,148
6.13%, 05/15/38	185	240,319
Series 11-C, 5.20%, 06/01/41	346	405,991
Series 13-A, 3.55%, 12/01/23	123	126,387
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	660	591,466
Series A, 4.30%, 07/15/48 (Call 01/15/48)	596	645,504
Series B, 3.70%, 12/01/47 (Call 06/01/47)	661	669,946
Alexander Funding Trust, 1.84%, 11/15/23(a)(b)	596	591,567
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	485	410,557
Alliant Energy Finance LLC
3.75%, 06/15/23 (Call 05/15/23)(b)	401	409,766
4.25%, 06/15/28 (Call 03/15/28)(b)	400	427,427
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	485	454,184
1.95%, 03/15/27 (Call 02/15/27)(a)	575	555,676
2.50%, 09/15/24 (Call 08/15/24)	715	718,702
3.50%, 01/15/31 (Call 10/15/30)(a)	839	862,338
3.65%, 02/15/26 (Call 11/15/25)(a)	446	462,744
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	315	280,249
3.25%, 03/01/25 (Call 12/01/24)	235	240,989
3.25%, 03/15/50 (Call 09/15/49)	450	426,497
3.70%, 12/01/47 (Call 06/01/47)	602	620,248
3.80%, 05/15/28 (Call 02/15/28)	75	80,019
4.15%, 03/15/46 (Call 09/15/45)	380	415,445
4.30%, 07/01/44 (Call 01/01/44)	163	176,071
4.50%, 03/15/49 (Call 09/15/48)	524	602,657

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.80%, 12/15/43 (Call 06/15/43)	$140	$158,704
American Electric Power Co. Inc.
2.03%, 03/15/24	630	628,546
2.30%, 03/01/30 (Call 12/01/29)	465	434,904
3.20%, 11/13/27 (Call 08/13/27)(a)	528	539,766
3.25%, 03/01/50 (Call 09/01/49)(a)	357	312,449
3.88%, 02/15/62 (Call 11/15/26)(c)	200	186,556
Series J, 4.30%, 12/01/28 (Call 09/01/28)	502	538,708
Series M, 0.75%, 11/01/23 (Call 03/31/22)	213	208,567
Series N, 1.00%, 11/01/25 (Call 10/01/25)	570	539,676
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	275	264,011
5.00%, 09/01/44 (Call 03/01/44)(b)	418	480,871
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	430	443,294
4.40%, 05/15/44 (Call 11/15/43)	344	362,807
4.45%, 06/01/45 (Call 12/01/44)	338	355,745
7.00%, 04/01/38	153	205,259
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	340	326,437
Series L, 5.80%, 10/01/35	35	41,663
Series P, 6.70%, 08/15/37(a)	360	462,798
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	210	217,459
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	282	303,806
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	470	452,227
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	265	241,253
2.55%, 09/15/26 (Call 06/15/26)(a)	325	323,161
2.60%, 08/15/29 (Call 05/15/29)	540	525,186
2.65%, 09/15/50 (Call 03/15/50)(a)	420	335,016
2.95%, 09/15/27 (Call 06/15/27)	270	273,078
3.15%, 05/15/25 (Call 02/15/25)(a)	312	318,856
3.35%, 06/15/24 (Call 03/15/24)	290	295,930
3.35%, 05/15/50 (Call 11/15/49)	455	405,780
3.50%, 12/01/49 (Call 06/01/49)	370	340,956
3.75%, 05/15/46 (Call 11/15/45)	325	318,549
4.20%, 08/15/48 (Call 02/15/48)	395	403,566
4.25%, 03/01/49 (Call 09/01/48)	270	279,217
4.35%, 11/15/45 (Call 05/15/45)	360	368,571
4.50%, 04/01/42 (Call 10/01/41)	365	384,935
4.70%, 01/15/44 (Call 07/15/43)	30	31,894
5.05%, 09/01/41 (Call 03/01/41)	460	513,185
5.50%, 09/01/35(a)	150	172,575
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	280	269,969
4.00%, 10/15/28 (Call 07/15/28)	483	512,253
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	175	187,884
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	749	763,007
3.20%, 04/15/25 (Call 03/15/25)	853	872,005
3.80%, 06/01/29 (Call 03/01/29)	694	725,366
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	380	423,057
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	965	916,847
2.40%, 08/15/26 (Call 05/15/26)(a)	327	331,286
2.90%, 06/15/50 (Call 12/15/49)(a)	345	310,958
3.20%, 09/15/49 (Call 03/15/49)	299	282,579
3.35%, 07/01/23 (Call 04/01/23)	354	360,233
3.50%, 08/15/46 (Call 02/15/46)	276	273,798
3.75%, 08/15/47 (Call 02/15/47)	264	272,703

Security	Par (000)	Value

Electric (continued)
4.25%, 09/15/48 (Call 03/15/48)	$375	$415,547
6.35%, 10/01/36(a)	322	430,602
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)(b)	185	201,676
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	650	582,639
2.85%, 05/15/51 (Call 11/15/50)	1,110	941,845
3.25%, 04/15/28 (Call 01/15/28)	700	727,673
3.50%, 02/01/25 (Call 11/01/24)	789	817,728
3.70%, 07/15/30 (Call 04/15/30)	526	556,453
3.75%, 11/15/23 (Call 08/15/23)	395	406,810
3.80%, 07/15/48 (Call 01/15/48)	578	581,034
4.05%, 04/15/25 (Call 03/15/25)(a)	645	679,967
4.25%, 10/15/50 (Call 04/15/50)	698	752,613
4.45%, 01/15/49 (Call 07/15/48)	412	455,353
4.50%, 02/01/45 (Call 08/01/44)	659	725,879
5.15%, 11/15/43 (Call 05/15/43)	638	740,584
5.95%, 05/15/37	219	275,537
6.13%, 04/01/36	1,296	1,641,431
8.48%, 09/15/28(a)	125	165,548
Black Hills Corp.
1.04%, 08/23/24 (Call 03/16/22)(a)	295	286,533
2.50%, 06/15/30 (Call 03/15/30)	390	368,249
3.05%, 10/15/29 (Call 07/15/29)	307	303,511
3.15%, 01/15/27 (Call 07/15/26)(a)	70	70,954
3.88%, 10/15/49 (Call 04/15/49)	365	354,262
3.95%, 01/15/26 (Call 07/15/25)(a)	340	356,263
4.20%, 09/15/46 (Call 03/15/46)	381	390,528
4.25%, 11/30/23 (Call 08/30/23)	361	373,343
4.35%, 05/01/33 (Call 02/01/33)	219	233,509
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32	70	70,990
3.55%, 08/01/42 (Call 02/01/42)	313	313,193
3.60%, 03/01/52	50	50,799
3.95%, 03/01/48 (Call 09/01/47)	519	548,319
4.50%, 04/01/44 (Call 10/01/43)	652	743,130
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	325	332,320
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	431	475,274
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	551	488,385
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	225	216,339
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	170	163,778
Series K2, 6.95%, 03/15/33	95	126,222
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	445	446,567
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	555	531,758
2.50%, 09/01/24 (Call 08/01/24)	482	484,683
2.65%, 06/01/31 (Call 03/01/31)(a)	580	554,866
2.95%, 03/01/30 (Call 12/01/29)	462	452,396
3.70%, 09/01/49 (Call 03/01/49)	390	376,940
3.85%, 02/01/24 (Call 01/01/24)(a)	337	347,809
4.25%, 11/01/28 (Call 08/01/28)(a)	230	245,270
CEZ AS, 5.63%, 04/03/42(a)(b)	200	236,105
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/15/29)	84	82,843
3.74%, 05/01/26 (Call 02/01/26)	687	714,242
4.97%, 05/01/46 (Call 11/01/45)	437	483,284
Cleco Power LLC
6.00%, 12/01/40(a)	370	464,302
6.50%, 12/01/35(a)	102	138,145

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	$380	$386,361
4.55%, 11/15/30 (Call 08/15/30)(b)	365	399,136
5.50%, 08/15/24	135	145,569
5.95%, 12/15/36	502	622,364
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	434	434,366
3.00%, 05/15/26 (Call 02/15/26)(a)	515	521,094
3.45%, 08/15/27 (Call 05/15/27)(a)	345	357,688
3.60%, 11/15/25 (Call 08/15/25)(a)	364	376,454
3.75%, 12/01/50 (Call 09/01/30)(c)	299	269,581
3.88%, 03/01/24 (Call 12/01/23)	360	369,889
4.70%, 03/31/43 (Call 09/30/42)	270	291,454
4.75%, 06/01/50 (Call 03/01/30)(c)	484	486,420
4.88%, 03/01/44 (Call 09/01/43)	238	271,024
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	200	187,102
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	572	582,731
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	432	441,229
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	1,635	1,451,079
3.88%, 07/26/33 (Call 04/26/33)(b)	376	333,610
4.68%, 02/09/51 (Call 08/09/50)(b)	1,382	1,140,164
4.69%, 05/15/29 (Call 03/15/29)(b)	190	188,100
4.75%, 02/23/27(b)	945	980,683
4.88%, 01/15/24(a)(b)	1,024	1,057,290
5.75%, 02/14/42(b)	680	654,507
6.13%, 06/16/45(b)	5	5,131
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	412	392,828
2.55%, 06/15/26 (Call 03/15/26)	593	599,010
3.00%, 03/01/50 (Call 09/01/49)	471	428,667
3.65%, 06/15/46 (Call 12/15/45)	579	592,153
3.70%, 08/15/28 (Call 05/15/28)	509	535,456
3.70%, 03/01/45 (Call 09/01/44)	407	412,644
3.80%, 10/01/42 (Call 04/01/42)	354	367,180
4.00%, 03/01/48 (Call 09/01/47)	435	463,991
4.00%, 03/01/49 (Call 09/01/48)	345	368,162
4.35%, 11/15/45 (Call 05/15/45)	450	492,821
4.60%, 08/15/43 (Call 02/15/43)	254	290,432
4.70%, 01/15/44 (Call 07/15/43)	345	396,529
6.45%, 01/15/38	454	608,381
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	430	440,114
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	461	469,979
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	266	250,576
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	565	522,640
Series 131, 2.75%, 09/01/51 (Call 03/01/51)(a)	275	238,495
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	640	687,155
4.30%, 04/15/44 (Call 10/15/43)	550	605,508
Series A, 0.75%, 12/01/25 (Call 11/01/25)	334	314,672
Series A, 2.05%, 07/01/31 (Call 04/01/31)	485	452,976
Series A, 3.20%, 03/15/27 (Call 12/15/26)	694	713,503
Series A, 4.15%, 06/01/45 (Call 12/01/44)	65	70,603
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	522	497,432
3.20%, 12/01/51 (Call 06/01/51)	195	174,922
3.30%, 12/01/24 (Call 09/01/24)(a)	75	76,889
3.60%, 06/15/61 (Call 12/15/60)	360	334,759

Security	Par (000)	Value

Electric (continued)
3.70%, 11/15/59 (Call 05/15/59)(a)	$505	$471,833
3.80%, 05/15/28 (Call 02/15/28)(a)	300	317,674
3.85%, 06/15/46 (Call 12/15/45)	523	518,098
3.95%, 03/01/43 (Call 09/01/42)	300	301,556
4.45%, 03/15/44 (Call 09/15/43)	722	775,301
4.50%, 12/01/45 (Call 06/01/45)	520	562,418
4.50%, 05/15/58 (Call 11/15/57)	469	507,594
4.63%, 12/01/54 (Call 06/01/54)	690	769,872
5.70%, 06/15/40	260	317,240
Series 05-A, 5.30%, 03/01/35	359	419,654
Series 06-A, 5.85%, 03/15/36	150	184,435
Series 06-B, 6.20%, 06/15/36	25	31,783
Series 06-E, 5.70%, 12/01/36	280	337,577
Series 07-A, 6.30%, 08/15/37	578	745,002
Series 08-B, 6.75%, 04/01/38	454	613,713
Series 09-C, 5.50%, 12/01/39	393	470,103
Series 12-A, 4.20%, 03/15/42	489	509,593
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	739	737,763
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	811	832,889
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	560	576,105
Series A, 4.13%, 05/15/49 (Call 11/15/48)	725	752,118
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	105	105,737
Series B, 3.13%, 11/15/27 (Call 08/15/27)	757	770,429
Series C, 3.00%, 12/01/60 (Call 06/01/60)	510	420,246
Series C, 4.00%, 11/15/57 (Call 05/15/57)	410	411,628
Series C, 4.30%, 12/01/56 (Call 06/01/56)	456	478,108
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	65	69,509
Series E, 4.65%, 12/01/48 (Call 06/01/48)	513	572,276
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 03/31/22)	520	509,210
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	550	567,270
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	821	838,285
5.60%, 06/15/42 (Call 12/15/41)	775	858,457
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	115	113,170
2.50%, 05/01/60 (Call 11/01/59)	440	339,965
2.65%, 08/15/52 (Call 02/15/52)	160	137,442
3.10%, 08/15/50 (Call 02/15/50)	285	270,257
3.13%, 08/31/24 (Call 05/31/24)	400	408,422
3.25%, 08/15/46 (Call 02/15/46)	365	350,066
3.38%, 08/15/23 (Call 05/15/23)	201	205,293
3.50%, 08/01/51 (Call 02/01/51)	465	465,012
3.75%, 02/15/50 (Call 08/15/49)	218	227,221
3.80%, 11/15/28 (Call 08/15/28)	416	443,295
3.95%, 05/15/43 (Call 11/15/42)	350	375,570
3.95%, 07/15/47 (Call 01/15/47)	430	456,416
4.05%, 05/15/48 (Call 11/15/47)	300	324,363
4.10%, 11/15/45 (Call 05/15/45)	45	47,096
4.35%, 04/15/49 (Call 10/15/48)	426	481,442
4.35%, 08/31/64 (Call 02/28/64)	180	199,789
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	320	333,455
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	253	259,220
4.00%, 06/01/42 (Call 12/01/41)(a)	175	175,901
4.15%, 05/15/45 (Call 11/15/44)	356	379,150
Dominion Energy Inc.
3.07%, 08/15/24(e)	800	814,159
3.90%, 10/01/25 (Call 07/01/25)	174	181,479

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.25%, 06/01/28 (Call 03/01/28)(a)	$623	$664,896
4.70%, 12/01/44 (Call 06/01/44)	325	359,759
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(c)	573	588,601
7.00%, 06/15/38	316	421,578
Series A, 1.45%, 04/15/26 (Call 03/15/26)	190	182,865
Series A, 3.30%, 03/15/25 (Call 02/15/25)	463	472,284
Series A, 4.60%, 03/15/49 (Call 09/15/48)	194	215,998
Series B, 3.30%, 04/15/41 (Call 10/15/40)	520	481,985
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	120	125,986
Series B, 5.95%, 06/15/35	595	718,421
Series C, 2.25%, 08/15/31 (Call 05/15/31)	760	703,485
Series C, 3.38%, 04/01/30 (Call 01/01/30)	871	887,512
Series C, 4.05%, 09/15/42 (Call 03/15/42)	309	312,782
Series C, 4.90%, 08/01/41 (Call 02/01/41)	591	662,488
Series D, 2.85%, 08/15/26 (Call 05/15/26)	387	393,646
Series E, 6.30%, 03/15/33	145	178,821
Series F, 5.25%, 08/01/33(a)	614	709,653
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	202	225,676
5.10%, 06/01/65 (Call 12/01/64)	450	557,566
5.30%, 05/15/33(a)	330	397,482
5.45%, 02/01/41 (Call 08/01/40)(a)	235	287,659
6.05%, 01/15/38	601	769,608
6.63%, 02/01/32	477	614,738
Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	335	318,502
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	324	311,455
2.95%, 03/01/50 (Call 09/01/49)	440	400,365
3.38%, 03/01/25 (Call 12/01/24)(a)	135	139,268
3.65%, 03/15/24 (Call 12/15/23)	165	170,185
3.65%, 03/01/52 (Call 09/01/51)	270	279,855
3.70%, 03/15/45 (Call 09/15/44)	243	247,494
3.70%, 06/01/46 (Call 12/01/45)	404	412,374
3.75%, 08/15/47 (Call 02/15/47)	267	275,587
3.95%, 06/15/42 (Call 12/15/41)	104	106,511
3.95%, 03/01/49 (Call 09/01/48)	479	507,907
4.30%, 07/01/44 (Call 01/01/44)	395	433,752
5.70%, 10/01/37	106	131,828
Series A, 1.90%, 04/01/28 (Call 02/01/28)	170	162,736
Series A, 3.00%, 03/01/32	400	405,828
Series A, 4.00%, 04/01/43 (Call 10/01/42)	328	345,212
Series A, 4.05%, 05/15/48 (Call 11/15/47)	485	528,650
Series A, 6.63%, 06/01/36(a)	75	102,145
Series B, 3.25%, 04/01/51 (Call 10/01/50)	287	276,880
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	358	352,183
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	715	721,780
2.95%, 03/01/30 (Call 12/01/29)	259	254,512
Series C, 2.53%, 10/01/24	974	978,129
Series C, 3.40%, 06/15/29 (Call 03/15/29)	653	663,904
Series F, 1.05%, 06/01/25 (Call 05/01/25)	896	855,911
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	401	392,358
2.45%, 02/01/30 (Call 11/01/29)	383	374,143
2.50%, 03/15/23 (Call 01/15/23)	467	471,746
2.55%, 04/15/31 (Call 01/15/31)	387	377,585
2.95%, 12/01/26 (Call 09/01/26)(a)	641	662,002
3.05%, 03/15/23 (Call 02/15/23)	38	38,566
3.20%, 08/15/49 (Call 02/15/49)	499	470,223

Security	Par (000)	Value

Electric (continued)
3.45%, 04/15/51 (Call 10/15/50)(a)	$390	$383,318
3.70%, 12/01/47 (Call 06/01/47)	327	328,572
3.75%, 06/01/45 (Call 12/01/44)	389	390,197
3.88%, 03/15/46 (Call 09/15/45)	383	394,928
3.95%, 11/15/28 (Call 08/15/28)(a)	697	753,096
3.95%, 03/15/48 (Call 09/15/47)	394	409,354
4.00%, 09/30/42 (Call 03/30/42)(a)	407	424,654
4.25%, 12/15/41 (Call 06/15/41)	480	515,559
5.30%, 02/15/40	422	511,087
6.00%, 01/15/38	152	193,949
6.05%, 04/15/38	567	729,388
6.10%, 06/01/37	476	600,053
6.45%, 10/15/32	330	415,994
Series A, 6.00%, 12/01/28	406	481,412
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	667	632,971
2.45%, 06/01/30 (Call 03/01/30)(a)	473	449,424
2.55%, 06/15/31 (Call 03/15/31)	692	647,969
2.65%, 09/01/26 (Call 06/01/26)	922	926,382
3.15%, 08/15/27 (Call 05/15/27)	652	665,520
3.25%, 01/15/82 (Call 01/15/27)(c)	487	447,963
3.30%, 06/15/41 (Call 12/15/40)	574	525,386
3.40%, 06/15/29 (Call 03/15/29)	520	529,421
3.50%, 06/15/51 (Call 12/15/50)	604	554,660
3.75%, 04/15/24 (Call 01/15/24)	783	807,735
3.75%, 09/01/46 (Call 03/01/46)	1,230	1,175,064
3.95%, 10/15/23 (Call 07/15/23)	347	356,130
3.95%, 08/15/47 (Call 02/15/47)	531	524,479
4.20%, 06/15/49 (Call 12/15/48)	413	422,412
4.80%, 12/15/45 (Call 06/15/45)	517	569,342
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	435	401,419
2.40%, 12/15/31 (Call 09/15/31)	497	473,547
2.50%, 12/01/29 (Call 09/01/29)	686	673,391
3.00%, 12/15/51 (Call 06/15/51)	180	162,477
3.20%, 01/15/27 (Call 10/15/26)(a)	622	645,182
3.40%, 10/01/46 (Call 04/01/46)	589	566,448
3.80%, 07/15/28 (Call 04/15/28)	328	346,579
3.85%, 11/15/42 (Call 05/15/42)	457	461,828
4.20%, 07/15/48 (Call 01/15/48)	442	479,823
5.65%, 04/01/40	335	413,001
6.35%, 09/15/37	579	765,943
6.40%, 06/15/38	388	516,524
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	565	479,734
3.75%, 05/15/46 (Call 11/15/45)(a)	454	458,108
6.12%, 10/15/35	204	251,695
6.35%, 08/15/38	322	416,397
6.45%, 04/01/39	439	578,243
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	110	113,888
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	330	375,500
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	522	480,620
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)(a)	414	389,979
3.65%, 02/01/29 (Call 11/01/28)	464	486,234
3.70%, 06/15/46 (Call 12/15/45)	365	363,872
3.80%, 09/01/23 (Call 06/01/23)	75	77,131
4.30%, 02/01/49 (Call 08/01/48)(a)	419	455,162
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	375	349,285

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.50%, 08/15/50 (Call 02/15/50)	$367	$302,866
2.90%, 08/15/51 (Call 02/15/51)	245	220,231
3.25%, 08/15/25 (Call 05/15/25)	569	589,981
3.38%, 09/01/23 (Call 08/01/23)(a)	300	307,807
3.45%, 03/15/29 (Call 12/15/28)	264	275,824
3.60%, 09/15/47 (Call 03/15/47)	520	513,924
3.70%, 09/01/28 (Call 06/01/28)	466	493,593
3.70%, 10/15/46 (Call 04/15/46)	416	416,538
4.10%, 05/15/42 (Call 11/15/41)	424	443,456
4.10%, 03/15/43 (Call 09/15/42)	334	350,087
4.15%, 12/01/44 (Call 06/01/44)	472	498,257
4.20%, 08/15/45 (Call 02/15/45)	439	467,653
4.38%, 03/30/44 (Call 09/30/43)	343	372,891
6.30%, 04/01/38	150	196,007
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	540	503,283
2.78%, 01/07/32 (Call 10/07/31)(b)	365	343,587
3.62%, 08/01/27 (Call 05/01/27)(b)	215	219,509
E.ON International Finance BV, 6.65%, 04/30/38(b)	1,030	1,353,938
Edison International
2.95%, 03/15/23 (Call 01/15/23)	218	219,227
3.55%, 11/15/24 (Call 10/15/24)	597	608,912
4.13%, 03/15/28 (Call 12/15/27)(a)	555	571,173
4.95%, 04/15/25 (Call 03/15/25)	224	236,066
5.75%, 06/15/27 (Call 04/15/27)(a)	406	450,711
EDP Finance BV
1.71%, 01/24/28(b)	616	570,517
3.63%, 07/15/24(b)	985	1,009,142
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	282	321,713
6.00%, 05/15/35(a)	404	502,564
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	1,242	1,281,105
4.50%, 09/21/28 (Call 06/21/28)(b)	1,453	1,541,089
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	392	422,080
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	535	564,975
4.88%, 01/22/44(b)	811	848,255
4.95%, 10/13/45 (Call 04/13/45)(b)	919	965,609
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	969	1,038,183
5.25%, 10/13/55 (Call 04/13/55)(b)	260	280,797
5.60%, 01/27/40(b)	863	978,079
6.00%, 01/22/2114(b)	662	737,942
6.95%, 01/26/39(a)(b)	1,144	1,481,109
Emera U.S. Finance LP
0.83%, 06/15/24	195	188,042
2.64%, 06/15/31 (Call 03/15/31)(a)	435	406,381
3.55%, 06/15/26 (Call 03/15/26)	605	622,211
4.75%, 06/15/46 (Call 12/15/45)	941	993,089
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	325	328,253
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	600	618,006
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	639	678,938
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	1,100	1,039,143
1.88%, 07/12/28 (Call 05/12/28)(b)	575	538,688
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	731	659,533
2.65%, 09/10/24(b)	1,248	1,253,828
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	460	396,372
3.50%, 04/06/28(a)(b)	1,230	1,268,185
3.63%, 05/25/27(a)(b)	240	247,371
4.75%, 05/25/47(b)	695	766,407

Security	Par (000)	Value

Electric (continued)
6.00%, 10/07/39(a)(b)	$1,747	$2,140,899
6.80%, 09/15/37(a)(b)	900	1,188,467
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	507	515,873
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	1,001	1,086,485
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	320	329,603
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	555	461,231
3.05%, 06/01/23 (Call 03/01/23)(a)	150	151,828
3.35%, 06/15/52 (Call 12/15/51)	427	404,303
3.50%, 04/01/26 (Call 01/01/26)	563	585,002
3.70%, 06/01/24 (Call 03/01/24)	766	791,347
4.00%, 06/01/28 (Call 03/01/28)	560	595,641
4.20%, 04/01/49 (Call 10/01/48)(a)	355	385,294
4.95%, 12/15/44 (Call 12/15/24)	95	100,833
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	902	853,855
1.90%, 06/15/28 (Call 04/15/28)	365	342,414
2.40%, 06/15/31 (Call 03/05/31)	613	567,039
2.80%, 06/15/30 (Call 03/15/30)	521	500,672
2.95%, 09/01/26 (Call 06/01/26)	626	633,116
3.75%, 06/15/50 (Call 12/15/49)	598	577,623
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	61	65,863
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 03/31/22)	50	49,043
0.95%, 10/01/24 (Call 10/01/22)	20	19,412
1.60%, 12/15/30 (Call 09/15/30)	226	201,925
2.35%, 06/15/32 (Call 03/15/32)(a)	509	483,838
2.40%, 10/01/26 (Call 07/01/26)	474	469,757
2.90%, 03/15/51 (Call 09/15/50)	863	764,300
3.05%, 06/01/31 (Call 03/01/31)	350	350,000
3.10%, 06/15/41 (Call 12/15/40)	115	109,135
3.12%, 09/01/27 (Call 06/01/27)	501	511,069
3.25%, 04/01/28 (Call 01/01/28)	419	428,470
4.00%, 03/15/33 (Call 12/15/32)(a)	589	635,328
4.05%, 09/01/23 (Call 06/01/23)	125	128,476
4.20%, 09/01/48 (Call 03/01/48)	571	622,078
4.20%, 04/01/50 (Call 10/01/49)	350	377,111
4.95%, 01/15/45 (Call 01/15/25)	330	346,968
5.40%, 11/01/24	442	478,190
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	280	280,344
3.10%, 07/01/23 (Call 04/01/23)	437	442,978
3.85%, 06/01/49 (Call 12/01/48)	502	521,870
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	503	454,187
3.55%, 09/30/49 (Call 03/30/49)	428	410,719
4.00%, 03/30/29 (Call 12/30/28)	200	212,832
4.50%, 03/30/39 (Call 09/30/38)	256	282,972
5.15%, 06/01/45 (Call 06/01/25)	105	110,489
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	668	667,683
2.90%, 09/15/29 (Call 06/15/29)(a)	809	802,298
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	70,625
3.10%, 04/01/27 (Call 01/01/27)(a)	380	391,092
3.25%, 12/01/25 (Call 09/01/25)	292	301,386
3.25%, 09/01/49 (Call 03/01/49)	260	242,583
3.45%, 04/15/50 (Call 10/15/49)	235	225,530
4.10%, 04/01/43 (Call 10/01/42)	352	370,587

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.13%, 03/01/42 (Call 09/01/41)	$490	$515,982
4.25%, 12/01/45 (Call 06/01/45)	226	241,940
4.63%, 09/01/43 (Call 03/01/43)(a)	271	295,199
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	250	253,080
3.65%, 08/15/25 (Call 05/15/25)	140	145,746
4.20%, 06/15/47 (Call 12/15/46)	245	264,130
4.20%, 03/15/48 (Call 09/15/47)	432	464,603
5.30%, 10/01/41 (Call 04/01/41)(a)	464	557,604
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	367	393,341
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	386	369,528
Series B, 6.05%, 11/15/35	74	92,623
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	295	281,384
2.80%, 05/01/23 (Call 02/01/23)	375	378,344
2.90%, 03/01/27 (Call 02/01/27)	380	382,411
3.35%, 03/15/26 (Call 12/15/25)	45	46,212
3.38%, 03/01/32	380	384,973
3.45%, 01/15/50 (Call 07/15/49)(a)	595	557,577
Series H, 3.15%, 01/15/25 (Call 10/15/24)	181	184,281
Series L, 2.90%, 10/01/24 (Call 08/01/24)	379	384,236
Series M, 3.30%, 01/15/28 (Call 10/15/27)	610	619,561
Series N, 3.80%, 12/01/23 (Call 11/01/23)	350	359,802
Series O, 4.25%, 04/01/29 (Call 01/01/29)	399	426,496
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	606	572,320
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	537	476,315
Series U, 1.40%, 08/15/26 (Call 07/15/26)	200	190,663
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	444	457,928
3.95%, 06/15/25 (Call 03/15/25)	663	689,648
4.05%, 04/15/30 (Call 01/15/30)	492	522,089
4.45%, 04/15/46 (Call 10/15/45)	580	626,129
4.70%, 04/15/50 (Call 10/15/49)	568	643,848
4.95%, 06/15/35 (Call 12/15/34)	320	357,625
5.10%, 06/15/45 (Call 12/15/44)	541	624,464
5.63%, 06/15/35	450	532,552
7.60%, 04/01/32(a)	265	356,413
Exelon Generation Co. LLC
5.75%, 10/01/41 (Call 04/01/41)	430	477,665
6.25%, 10/01/39	390	454,528
FEL Energy VI Sarl, 5.75%, 12/01/40 (Call 12/01/37)(b)	579	544,155
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	460	443,076
4.35%, 01/15/25 (Call 10/15/24)(a)(b)	625	642,360
4.55%, 04/01/49 (Call 10/01/48)(b)	510	525,006
5.45%, 07/15/44 (Call 01/15/44)(b)	130	149,173
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	50	48,558
2.75%, 06/01/23 (Call 12/01/22)	297	299,608
2.85%, 04/01/25 (Call 03/01/25)(a)	833	850,712
2.88%, 12/04/51 (Call 06/04/51)	830	755,327
3.13%, 12/01/25 (Call 06/01/25)	496	510,795
3.15%, 10/01/49 (Call 04/01/49)	158	150,616
3.25%, 06/01/24 (Call 12/01/23)	236	242,941
3.70%, 12/01/47 (Call 06/01/47)	474	487,293
3.80%, 12/15/42 (Call 06/15/42)	367	381,882
3.95%, 03/01/48 (Call 09/01/47)	635	683,540
3.99%, 03/01/49 (Call 09/01/48)	665	717,613
4.05%, 06/01/42 (Call 12/01/41)	400	428,688
4.05%, 10/01/44 (Call 04/01/44)	530	568,871

Security	Par (000)	Value

Electric (continued)
4.13%, 02/01/42 (Call 08/01/41)(a)	$565	$614,458
4.13%, 06/01/48 (Call 12/01/47)	477	524,493
4.95%, 06/01/35	345	404,851
5.13%, 06/01/41 (Call 12/01/40)	235	279,574
5.25%, 02/01/41 (Call 08/01/40)	475	579,825
5.63%, 04/01/34	82	101,884
5.65%, 02/01/37	365	458,793
5.69%, 03/01/40	590	758,569
5.95%, 10/01/33	325	401,710
5.95%, 02/01/38	470	608,327
5.96%, 04/01/39(a)	480	629,330
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	925	935,279
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	210	215,778
3.25%, 03/30/27 (Call 12/30/26)	70	71,507
4.30%, 03/15/42	588	613,522
4.30%, 03/15/43	337	348,998
5.40%, 06/01/40	139	156,707
Series 10-C, 4.75%, 09/01/40	549	593,267
Series A, 2.10%, 07/30/23	409	410,240
Series A, 2.20%, 09/15/24 (Call 08/15/24)	637	637,583
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	700	626,638
Series B, 2.65%, 09/15/29 (Call 06/15/29)	618	597,036
Series B, 3.70%, 01/30/50 (Call 07/30/49)	472	449,623
Great River Energy, 6.25%, 07/01/38(a)(b)	72	85,700
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	60	62,270
Iberdrola International BV
5.81%, 03/15/25(a)	105	116,044
6.75%, 07/15/36	585	802,582
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	385	427,829
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	390	358,995
3.85%, 05/15/28 (Call 02/15/28)(a)	240	253,648
4.25%, 08/15/48 (Call 02/15/48)	380	406,740
6.05%, 03/15/37	365	463,573
Series J, 3.20%, 03/15/23 (Call 12/15/22)	241	243,911
Series K, 4.55%, 03/15/46 (Call 09/15/45)	330	362,452
Series L, 3.75%, 07/01/47 (Call 01/01/47)	327	323,898
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	165	177,246
4.70%, 09/01/45 (Call 03/01/45)(a)(b)	305	338,784
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/28(b)	55	55,413
4.75%, 01/15/51 (Call 07/15/50)(b)	450	397,130
4.88%, 01/14/48(b)	457	405,592
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	1,020	982,127
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	5	4,875
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	199	190,976
3.10%, 11/30/51 (Call 05/30/51)	335	295,508
3.25%, 12/01/24 (Call 09/01/24)(a)	428	437,186
3.40%, 08/15/25 (Call 05/15/25)	305	313,040
3.50%, 09/30/49 (Call 03/30/49)	220	214,185
3.60%, 04/01/29 (Call 01/01/29)	264	273,165
3.70%, 09/15/46 (Call 03/15/46)	320	323,940
4.10%, 09/26/28 (Call 06/26/28)	425	453,599
4.70%, 10/15/43 (Call 04/15/43)	297	336,619
6.25%, 07/15/39	96	127,798

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	$400	$409,348
4.25%, 05/01/30 (Call 02/01/30)	590	613,593
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,537,943
6.88%, 06/21/23(b)	218	230,690
7.75%, 12/15/27(a)(b)	100	122,004
Series 6, 5.00%, 11/12/24(b)	1,000	1,059,980
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	727	716,257
3.25%, 06/30/26 (Call 03/30/26)	555	570,523
3.35%, 11/15/27 (Call 08/15/27)(a)	427	440,204
3.65%, 06/15/24 (Call 03/15/24)	185	189,854
4.05%, 07/01/23 (Call 04/01/23)(a)	153	156,174
5.30%, 07/01/43 (Call 01/01/43)	430	511,696
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	225	216,524
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	895	941,361
4.70%, 04/01/24 (Call 01/01/24)(b)	405	421,018
6.15%, 06/01/37	118	148,572
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	640	636,006
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	500	513,249
3.30%, 06/01/50 (Call 12/01/49)	335	314,528
4.38%, 10/01/45 (Call 04/01/45)	307	328,596
5.13%, 11/01/40 (Call 05/01/40)	505	593,986
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	424	472,302
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	935	919,993
3.88%, 07/19/23(a)(b)	375	385,861
Korea Electric Power Corp., 2.50%, 06/24/24(b)	540	547,131
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	515	487,566
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	323	294,559
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	392	414,820
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	162	174,279
4.38%, 10/01/45 (Call 04/01/45)	328	355,556
4.65%, 11/15/43 (Call 05/15/43)	380	424,050
Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	101	103,941
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/15/40)(a)	320	372,879
Majapahit Holding BV, 7.88%, 06/29/37(b)	100	129,763
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(a)(b)	340	304,344
4.00%, 08/15/46 (Call 02/15/46)(b)	505	496,991
5.90%, 11/15/39(a)(b)	290	362,980
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	150	153,829
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	400	430,453
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	105	105,580
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	505	436,323
3.10%, 05/01/27 (Call 02/01/27)	243	250,270
3.15%, 04/15/50 (Call 10/15/49)	560	527,933
3.50%, 10/15/24 (Call 07/15/24)	255	264,381
3.65%, 04/15/29 (Call 01/15/29)(a)	787	838,654
3.65%, 08/01/48 (Call 02/01/48)	517	522,790
3.70%, 09/15/23 (Call 06/15/23)	282	288,975

Security	Par (000)	Value

Electric (continued)
3.95%, 08/01/47 (Call 02/01/47)	$585	$622,951
4.25%, 05/01/46 (Call 11/01/45)	531	591,203
4.25%, 07/15/49 (Call 01/15/49)	747	833,447
4.40%, 10/15/44 (Call 04/15/44)	433	481,872
4.80%, 09/15/43 (Call 03/15/43)	405	469,402
5.75%, 11/01/35(a)	80	100,685
5.80%, 10/15/36	350	444,924
6.75%, 12/30/31	490	645,118
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	395	419,443
Minejesa Capital BV
4.63%, 08/10/30(a)(b)	889	868,606
5.63%, 08/10/37(a)(b)	580	547,561
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	351	369,768
Series 12-A, 4.25%, 03/15/42	373	386,478
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	621	553,876
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	545	561,064
4.10%, 04/15/24 (Call 01/15/24)(b)	387	399,509
5.40%, 12/15/43 (Call 06/15/43)(a)(b)	335	393,546
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	567	578,402
3.92%, 08/01/28 (Call 05/01/28)(b)	200	211,060
4.17%, 12/10/42(b)	295	307,476
5.64%, 03/15/40(b)	246	295,555
National Grid USA
5.80%, 04/01/35	285	335,665
8.00%, 11/15/30	50	64,641
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	377	366,041
1.00%, 06/15/26 (Call 05/15/26)	690	652,613
1.35%, 03/15/31 (Call 12/15/30)(a)	424	370,669
1.65%, 06/15/31 (Call 03/15/31)(a)	168	149,520
1.88%, 02/07/25	300	297,600
2.40%, 03/15/30 (Call 12/15/29)	520	500,174
2.75%, 04/15/32	370	362,520
2.85%, 01/27/25 (Call 10/27/24)	120	121,736
2.95%, 02/07/24 (Call 12/07/23)(a)	461	468,431
3.05%, 04/25/27 (Call 01/25/27)	425	435,153
3.25%, 11/01/25 (Call 08/01/25)	568	584,868
3.40%, 11/15/23 (Call 08/15/23)	162	165,727
3.40%, 02/07/28 (Call 11/07/27)	370	381,539
3.70%, 03/15/29 (Call 12/15/28)	332	349,396
3.90%, 11/01/28 (Call 08/01/28)	524	560,223
4.02%, 11/01/32 (Call 05/01/32)	271	291,520
4.30%, 03/15/49 (Call 09/15/48)	488	537,965
4.40%, 11/01/48 (Call 05/01/48)	375	419,311
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(c)	288	281,675
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)(c)	248	257,880
Series C, 8.00%, 03/01/32	550	772,225
Series D, 1.00%, 10/18/24(a)	565	550,136
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	287	340,746
5.45%, 05/15/41 (Call 11/15/40)(a)	130	156,321
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	304	320,264
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	566	546,620
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	385	350,000

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 6.65%, 04/01/36	$135	$181,554
Series R, 6.75%, 07/01/37	185	252,314
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	600	493,281
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	385	379,067
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	415	383,723
3.25%, 12/01/26 (Call 09/01/26)(b)	77	79,291
3.30%, 09/15/49 (Call 03/15/49)(a)(b)	432	404,282
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	2,180	2,108,816
1.90%, 06/15/28 (Call 04/15/28)	322	306,039
2.25%, 06/01/30 (Call 03/01/30)	1,192	1,113,060
2.44%, 01/15/32 (Call 10/15/31)	1,104	1,032,922
2.75%, 11/01/29 (Call 08/01/29)	685	672,980
3.00%, 01/15/52 (Call 07/15/51)	600	521,201
3.50%, 04/01/29 (Call 01/01/29)	660	682,399
3.55%, 05/01/27 (Call 02/01/27)	230	238,864
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(c)	46	45,173
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(c)	522	551,903
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	591	548,725
3.03%, 06/27/50 (Call 12/27/49)(a)(b)	330	280,161
3.51%, 10/01/24 (Call 07/01/24)(b)	665	681,429
4.12%, 11/28/42(b)	175	177,071
4.28%, 12/15/28 (Call 09/15/28)(b)	623	660,127
4.28%, 10/01/34 (Call 04/01/34)(b)	376	405,235
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	255	247,582
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	165	157,684
2.60%, 05/15/23 (Call 11/15/22)	125	125,787
2.60%, 06/01/51 (Call 12/01/50)	382	326,892
2.90%, 03/01/50 (Call 09/01/49)	524	474,913
3.20%, 04/01/52 (Call 10/01/51)	327	318,225
3.40%, 08/15/42 (Call 02/15/42)	416	409,097
3.60%, 05/15/46 (Call 11/15/45)	314	316,564
3.60%, 09/15/47 (Call 03/15/47)	361	363,299
4.00%, 08/15/45 (Call 02/15/45)(a)	336	354,990
4.13%, 05/15/44 (Call 11/15/43)	437	473,147
4.85%, 08/15/40 (Call 02/15/40)(a)	331	381,062
5.25%, 07/15/35	60	71,132
5.35%, 11/01/39	153	191,652
6.20%, 07/01/37(a)	429	573,180
6.25%, 06/01/36	525	690,468
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)(a)	370	411,816
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	656	635,779
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	793	753,980
3.75%, 06/15/24 (Call 05/15/24)(b)	658	670,887
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	627	654,320
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	262	241,987
3.10%, 06/01/51 (Call 12/01/50)	185	172,377
3.20%, 05/15/27 (Call 02/15/27)	501	517,604
3.25%, 11/15/25 (Call 08/15/25)	327	335,132
3.25%, 05/15/29 (Call 02/15/29)	410	419,876
3.95%, 04/01/30 (Call 01/01/30)	315	338,683

Security	Par (000)	Value

Electric (continued)
4.40%, 03/01/44 (Call 09/01/43)	$55	$60,734
5.50%, 03/15/40	300	373,623
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	55	54,292
4.20%, 12/01/42	315	313,605
4.25%, 04/01/46 (Call 10/01/45)	460	456,540
4.55%, 06/01/44(a)	285	302,249
5.05%, 10/01/48 (Call 04/01/48)	504	577,762
5.25%, 09/01/50	265	303,555
5.38%, 11/01/40(a)	105	122,783
5.95%, 11/01/39(a)	376	463,104
Ohio Edison Co.
6.88%, 07/15/36	305	413,640
8.25%, 10/15/38(a)	275	410,545
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	430	446,526
4.15%, 04/01/48 (Call 10/01/47)	360	380,085
Series D, 6.60%, 03/01/33	310	401,092
Series F, 5.85%, 10/01/35	405	497,716
Series G, 6.60%, 02/15/33(a)	390	501,079
Series P, 2.60%, 04/01/30 (Call 01/01/30)	250	243,887
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	302	268,765
Series R, 2.90%, 10/01/51 (Call 04/01/51)	230	196,273
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	430	434,506
3.30%, 03/15/30 (Call 09/15/29)	240	243,831
3.80%, 08/15/28 (Call 02/15/28)	492	513,970
3.85%, 08/15/47 (Call 02/15/47)	245	259,493
3.90%, 05/01/43 (Call 11/01/42)	35	35,368
4.00%, 12/15/44 (Call 06/15/44)	225	231,467
4.15%, 04/01/47 (Call 10/01/46)	390	416,770
4.55%, 03/15/44 (Call 09/15/43)(a)	25	27,752
5.25%, 05/15/41 (Call 11/15/40)	60	70,137
5.85%, 06/01/40(a)	330	414,125
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	52	48,738
2.70%, 11/15/51 (Call 05/15/51)(a)(b)	480	408,146
2.75%, 06/01/24 (Call 05/01/24)(a)	603	611,292
2.75%, 05/15/30 (Call 02/15/30)(a)	480	475,016
2.95%, 04/01/25 (Call 01/01/25)	328	335,445
3.10%, 09/15/49 (Call 03/15/49)	468	432,871
3.70%, 11/15/28 (Call 08/15/28)	280	296,148
3.70%, 05/15/50 (Call 11/15/49)	335	341,478
3.75%, 04/01/45 (Call 10/01/44)	360	367,545
3.80%, 09/30/47 (Call 03/30/47)	340	351,149
3.80%, 06/01/49 (Call 12/01/48)	520	544,592
4.10%, 11/15/48 (Call 05/15/48)	423	455,765
4.55%, 12/01/41 (Call 06/01/41)	255	287,741
5.25%, 09/30/40	170	205,832
5.30%, 06/01/42 (Call 12/01/41)	370	454,589
7.00%, 05/01/32	115	152,526
7.25%, 01/15/33	85	116,256
7.50%, 09/01/38	325	475,870
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	240	314,568
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	750	696,696
2.50%, 02/01/31 (Call 11/01/30)	1,387	1,235,070
2.95%, 03/01/26 (Call 12/01/25)	732	722,488
3.00%, 06/15/28 (Call 04/15/28)(a)	635	613,112
3.15%, 01/01/26	860	855,195

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 06/15/23 (Call 03/15/23)	$276	$277,924
3.25%, 06/01/31 (Call 03/01/31)	880	829,889
3.30%, 03/15/27 (Call 12/15/26)	385	380,437
3.30%, 12/01/27 (Call 09/01/27)(a)	1,010	996,083
3.30%, 08/01/40 (Call 02/01/40)	751	632,764
3.40%, 08/15/24 (Call 05/15/24)	160	162,369
3.45%, 07/01/25	964	973,286
3.50%, 06/15/25 (Call 03/15/25)	534	540,006
3.50%, 08/01/50 (Call 02/01/50)	1,697	1,404,734
3.75%, 02/15/24 (Call 11/15/23)	335	340,380
3.75%, 07/01/28	804	802,117
3.75%, 08/15/42 (Call 02/15/42)(a)	424	362,193
3.85%, 11/15/23 (Call 08/15/23)	405	412,129
3.95%, 12/01/47 (Call 06/01/47)	701	610,673
4.00%, 12/01/46 (Call 06/01/46)(a)	538	463,464
4.20%, 03/01/29 (Call 01/01/29)(a)	820	838,718
4.20%, 06/01/41 (Call 12/01/40)	625	566,879
4.25%, 08/01/23 (Call 07/01/23)	605	617,515
4.25%, 03/15/46 (Call 09/15/45)(a)	720	649,199
4.30%, 03/15/45 (Call 09/15/44)	650	584,561
4.40%, 03/01/32 (Call 12/01/31)	750	766,338
4.45%, 04/15/42 (Call 10/15/41)(a)	261	243,967
4.50%, 07/01/40 (Call 01/01/40)	1,305	1,229,617
4.55%, 07/01/30 (Call 01/01/30)	2,377	2,441,660
4.60%, 06/15/43 (Call 12/15/42)	265	248,331
4.65%, 08/01/28 (Call 05/01/28)	350	363,376
4.75%, 02/15/44 (Call 08/15/43)	560	535,646
4.95%, 07/01/50 (Call 01/01/50)	1,461	1,447,214
5.25%, 03/01/52 (Call 09/01/51)	1,105	1,161,989
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	352	346,614
2.90%, 06/15/52 (Call 12/15/51)	810	711,777
2.95%, 06/01/23 (Call 03/01/23)(a)	315	319,589
3.30%, 03/15/51 (Call 09/15/50)	522	490,044
3.35%, 07/01/25 (Call 04/01/25)	140	144,441
3.50%, 06/15/29 (Call 03/15/29)(a)	690	725,038
3.60%, 04/01/24 (Call 01/01/24)	392	404,738
4.10%, 02/01/42 (Call 08/01/41)	510	529,398
4.13%, 01/15/49 (Call 07/15/48)	557	583,453
4.15%, 02/15/50 (Call 08/15/49)	97	102,410
5.25%, 06/15/35(a)	75	89,104
5.75%, 04/01/37	427	520,621
6.00%, 01/15/39(a)	441	558,813
6.10%, 08/01/36	519	662,400
6.25%, 10/15/37	328	423,152
6.35%, 07/15/38	244	318,446
7.70%, 11/15/31	142	194,427
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	358	318,055
2.85%, 09/15/51 (Call 03/15/51)(a)	365	326,218
3.00%, 09/15/49 (Call 03/15/49)	270	248,672
3.05%, 03/15/51 (Call 09/15/50)	365	340,083
3.15%, 10/15/25 (Call 07/15/25)(a)	290	298,565
3.70%, 09/15/47 (Call 03/15/47)	335	346,525
3.90%, 03/01/48 (Call 09/01/47)	540	576,715
4.15%, 10/01/44 (Call 04/01/44)	315	340,901
4.80%, 10/15/43 (Call 04/15/43)	200	235,067
5.95%, 10/01/36	170	217,742
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	325	325,873

Security	Par (000)	Value

Electric (continued)
3.60%, 06/01/29 (Call 03/01/29)(b)	$375	$387,354
6.15%, 10/01/38	125	156,814
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	555	549,750
4.00%, 06/30/50 (Call 12/30/49)(b)	1,115	975,502
4.13%, 05/15/27(a)(b)	1,277	1,307,393
5.45%, 05/21/28(b)	815	886,622
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	937	863,146
3.38%, 02/05/30(b)	225	213,993
4.38%, 02/05/50(b)	575	517,868
4.88%, 07/17/49(b)	661	624,936
5.25%, 10/24/42(a)(b)	867	872,436
6.15%, 05/21/48(a)(b)	1,057	1,163,820
6.25%, 01/25/49(b)	349	391,857
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	587	563,410
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	250	256,863
4.15%, 03/15/43 (Call 09/15/42)	483	523,937
6.50%, 11/15/37	403	547,468
7.90%, 12/15/38(a)	35	51,539
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	653	664,882
4.13%, 04/15/30 (Call 01/15/30)	84	90,874
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	379	349,740
3.95%, 06/01/47 (Call 12/01/46)	347	368,461
4.13%, 06/15/44 (Call 12/15/43)	310	332,637
4.15%, 10/01/45 (Call 04/01/45)	296	320,051
4.15%, 06/15/48 (Call 12/15/47)	364	396,084
4.75%, 07/15/43 (Call 01/15/43)	150	173,314
6.25%, 05/15/39	205	272,027
Progress Energy Inc.
6.00%, 12/01/39	264	325,784
7.00%, 10/30/31	470	602,868
7.75%, 03/01/31	644	856,187
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	265	244,660
2.90%, 05/15/25 (Call 11/15/24)	343	349,547
3.55%, 06/15/46 (Call 12/15/45)	200	194,033
3.60%, 09/15/42 (Call 03/15/42)(a)	243	243,882
3.70%, 06/15/28 (Call 12/15/27)	158	167,235
3.80%, 06/15/47 (Call 12/15/46)	418	430,147
3.95%, 03/15/43 (Call 09/15/42)	220	225,693
4.05%, 09/15/49 (Call 03/15/49)(a)	420	448,836
4.10%, 06/15/48 (Call 12/15/47)	275	296,032
4.30%, 03/15/44 (Call 09/15/43)	416	455,552
4.75%, 08/15/41 (Call 02/15/41)	130	145,618
6.50%, 08/01/38	15	20,040
Series 17, 6.25%, 09/01/37	139	187,818
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	497	462,259
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	572	530,392
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	480	412,214
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	275	281,176
3.60%, 07/01/49 (Call 01/01/49)	245	245,996
Series V, 2.20%, 06/15/31 (Call 03/15/31)	125	117,466

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	$200	$205,349
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37(a)	170	221,162
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	155	144,792
Series K, 3.15%, 08/15/51 (Call 02/15/51)	65	58,806
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(a)	430	410,454
1.90%, 08/15/31 (Call 05/15/31)	540	498,961
2.05%, 08/01/50 (Call 02/01/50)(a)	351	267,392
2.25%, 09/15/26 (Call 06/15/26)(a)	345	345,702
2.38%, 05/15/23 (Call 02/15/23)(a)	165	166,203
2.45%, 01/15/30 (Call 10/15/29)	400	390,094
2.70%, 05/01/50 (Call 11/01/49)	440	384,810
3.00%, 05/15/25 (Call 02/15/25)	247	252,193
3.00%, 05/15/27 (Call 02/15/27)	530	543,082
3.00%, 03/01/51 (Call 09/01/50)	384	351,868
3.05%, 11/15/24 (Call 08/15/24)	100	102,169
3.15%, 08/15/24 (Call 05/15/24)	22	22,520
3.15%, 01/01/50 (Call 07/01/49)	235	221,393
3.20%, 05/15/29 (Call 02/15/29)	90	92,354
3.20%, 08/01/49 (Call 02/01/49)	326	311,088
3.25%, 09/01/23 (Call 08/01/23)	90	92,234
3.60%, 12/01/47 (Call 06/01/47)	294	297,431
3.65%, 09/01/28 (Call 06/01/28)	572	601,990
3.65%, 09/01/42 (Call 03/01/42)(a)	180	182,218
3.70%, 05/01/28 (Call 02/01/28)(a)	80	84,504
3.80%, 01/01/43 (Call 07/01/42)	175	177,967
3.80%, 03/01/46 (Call 09/01/45)	405	421,520
3.85%, 05/01/49 (Call 11/01/48)	314	329,704
3.95%, 05/01/42 (Call 11/01/41)	385	407,679
4.05%, 05/01/48 (Call 11/01/47)	240	256,457
4.15%, 11/01/45 (Call 05/01/45)	300	321,584
5.38%, 11/01/39	260	318,775
5.50%, 03/01/40	320	392,752
5.80%, 05/01/37	260	329,708
Series I, 4.00%, 06/01/44 (Call 12/01/43)	360	372,722
Series K, 4.05%, 05/01/45 (Call 11/01/44)	85	88,031
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	408	387,552
0.84%, 11/08/23 (Call 05/08/22)	700	690,742
1.60%, 08/15/30 (Call 05/15/30)	852	757,110
2.45%, 11/15/31 (Call 08/15/31)(a)	40	37,909
2.88%, 06/15/24 (Call 05/15/24)	1,146	1,168,167
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	295	280,456
3.65%, 05/15/25 (Call 02/15/25)	567	586,367
4.10%, 06/15/30 (Call 03/15/30)	620	643,056
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	255	224,378
3.25%, 09/15/49 (Call 03/15/49)	400	374,961
4.22%, 06/15/48 (Call 12/15/47)	325	349,866
4.30%, 05/20/45 (Call 11/20/44)	362	392,684
4.43%, 11/15/41 (Call 05/15/41)	404	434,706
5.48%, 06/01/35	40	48,330
5.64%, 04/15/41 (Call 10/15/40)	175	214,320
5.76%, 10/01/39	480	593,102
5.76%, 07/15/40	55	67,850
5.80%, 03/15/40	470	586,564
6.27%, 03/15/37	145	187,413

Security	Par (000)	Value

Electric (continued)
7.02%, 12/01/27	$280	$342,817
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	293	300,992
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	521	526,179
3.95%, 11/15/41(a)	282	286,510
4.15%, 05/15/48 (Call 11/15/47)	299	319,226
4.30%, 04/01/42 (Call 10/01/41)(a)	266	280,561
4.50%, 08/15/40(a)	354	397,475
5.35%, 05/15/35	100	117,909
5.35%, 05/15/40(a)	170	203,647
6.00%, 06/01/39	220	276,469
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	315	321,334
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	392	396,150
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	410	431,052
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	557	525,378
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	768	697,253
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	755	676,346
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	750	834,834
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)(b)	1,242	1,286,963
5.50%, 04/08/44(a)(b)	1,030	1,203,192
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	759	775,450
3.40%, 02/01/28 (Call 11/01/27)(a)	1,067	1,098,710
3.80%, 02/01/38 (Call 08/01/37)	633	640,259
4.00%, 02/01/48 (Call 08/01/47)	180	180,826
4.13%, 04/01/52 (Call 01/01/27)(c)	560	529,999
6.00%, 10/15/39	949	1,206,141
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	317	321,066
Series P, 6.75%, 07/01/37	180	247,038
Series T, 3.38%, 08/15/23 (Call 05/15/23)	230	234,034
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	997	975,228
2.25%, 06/01/30 (Call 03/01/30)	468	439,308
2.75%, 02/01/32 (Call 11/01/31)	525	505,816
2.85%, 08/01/29 (Call 05/01/29)	156	153,522
3.45%, 02/01/52 (Call 08/01/51)	250	231,037
3.65%, 02/01/50 (Call 08/01/49)	947	895,306
3.90%, 12/01/41 (Call 06/01/41)	83	79,678
4.00%, 04/01/47 (Call 10/01/46)	1,278	1,261,895
4.05%, 03/15/42 (Call 09/15/41)	210	205,444
4.50%, 09/01/40 (Call 03/01/40)	362	373,306
4.65%, 10/01/43 (Call 04/01/43)	611	649,964
5.50%, 03/15/40	604	698,576
5.63%, 02/01/36	180	209,484
6.00%, 01/15/34(a)	547	672,507
6.05%, 03/15/39	600	727,737
6.65%, 04/01/29	555	671,237
Series 04-G, 5.75%, 04/01/35	185	221,461
Series 05-B, 5.55%, 01/15/36	176	204,786
Series 05-E, 5.35%, 07/15/35	382	441,426
Series 06-E, 5.55%, 01/15/37	495	574,958
Series 08-A, 5.95%, 02/01/38	535	638,786
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	315	304,254
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	586	556,884
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	660	557,063
Series A, 4.20%, 03/01/29 (Call 12/01/28)	403	427,521
Series B, 3.65%, 03/01/28 (Call 12/01/27)	290	300,579

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	$532	$583,618
Series C, 3.50%, 10/01/23 (Call 07/01/23)	739	753,330
Series C, 3.60%, 02/01/45 (Call 08/01/44)	230	214,110
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,070	1,078,854
Series D, 3.40%, 06/01/23 (Call 05/01/23)	351	356,115
Series E, 3.70%, 08/01/25 (Call 06/01/25)	1,106	1,147,707
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	240	227,532
Series H, 3.65%, 06/01/51 (Call 12/01/50)	285	270,027
Series K, 0.98%, 08/01/24(a)	165	160,432
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	897	907,995
3.25%, 07/01/26 (Call 04/01/26)	1,321	1,354,553
4.25%, 07/01/36 (Call 01/01/36)	384	402,067
4.40%, 07/01/46 (Call 01/01/46)	1,164	1,219,575
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	586	568,336
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	415	385,992
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	467	436,731
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	470	484,486
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	1,010	970,903
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(a)	612	577,160
4.15%, 12/01/25 (Call 09/01/25)	944	1,002,636
5.15%, 09/15/41	513	577,518
5.25%, 07/15/43	311	351,049
Series F, 4.95%, 12/15/46 (Call 06/15/46)	483	529,479
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	335	295,600
6.20%, 03/15/40	335	425,695
Series J, 3.90%, 04/01/45 (Call 10/01/44)(a)	474	461,417
Series K, 2.75%, 10/01/26 (Call 07/01/26)	492	496,135
Series L, 3.85%, 02/01/48 (Call 08/01/47)	304	292,852
Series M, 4.10%, 09/15/28 (Call 06/15/28)	483	511,672
Series N, 1.65%, 03/15/26 (Call 02/15/26)	275	265,608
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	30	30,676
3.40%, 08/15/46 (Call 02/15/46)	305	293,918
3.70%, 08/15/47 (Call 02/15/47)	507	516,687
3.75%, 06/15/49 (Call 12/15/48)	377	386,776
6.00%, 10/01/36(a)	65	79,837
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	388	432,482
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	140	130,392
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	816	868,356
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	135	139,489
3.25%, 11/24/25(b)	496	513,990
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(b)	625	632,306
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	100	101,646
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	2,072	2,164,943
4.85%, 05/07/44(b)	440	552,257
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(a)(b)	3,265	3,430,405
3.75%, 05/02/23(a)(b)	585	598,564
4.00%, 05/04/47(b)	502	571,060
4.25%, 05/02/28(b)	590	647,265
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	40	40,927

Security	Par (000)	Value

Electric (continued)
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	$536	$509,908
3.45%, 03/15/51 (Call 09/15/50)(a)	174	166,577
3.63%, 06/15/50 (Call 12/15/49)	335	334,067
4.10%, 06/15/42 (Call 12/15/41)	90	96,066
4.20%, 05/15/45 (Call 11/15/44)(a)	380	391,787
4.30%, 06/15/48 (Call 12/15/47)	392	432,041
4.35%, 05/15/44 (Call 11/15/43)	302	328,445
4.45%, 06/15/49 (Call 12/15/48)	418	480,280
6.55%, 05/15/36	25	33,201
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	700	674,107
3.15%, 06/02/26(b)	600	617,598
Toledo Edison Co. (The), 6.15%, 05/15/37	332	424,119
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	164	169,540
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(a)(b)	215	221,990
4.63%, 07/26/23(b)	200	206,002
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	359	371,882
4.70%, 11/01/44 (Call 05/01/44)	245	272,637
6.00%, 06/15/40(b)	90	110,309
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	527	466,285
3.05%, 03/15/25 (Call 12/15/24)(a)	190	193,148
3.25%, 05/15/32 (Call 02/15/32)	310	313,518
3.25%, 05/01/51 (Call 11/01/50)(a)	356	323,243
4.00%, 06/15/50 (Call 12/15/49)	397	403,492
4.85%, 12/01/48 (Call 06/01/48)	261	300,423
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	180	169,816
2.63%, 03/15/51 (Call 09/15/50)	420	364,081
2.95%, 06/15/27 (Call 03/15/27)	156	158,603
2.95%, 03/15/30 (Call 12/15/29)	5	5,049
3.25%, 10/01/49 (Call 04/01/49)	395	378,106
3.50%, 04/15/24 (Call 01/15/24)	198	204,623
3.50%, 03/15/29 (Call 12/15/28)	416	434,320
3.65%, 04/15/45 (Call 10/15/44)	462	465,087
3.90%, 09/15/42 (Call 03/15/42)	345	359,509
4.00%, 04/01/48 (Call 10/01/47)	512	549,828
5.30%, 08/01/37	40	47,771
8.45%, 03/15/39	65	103,213
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	435	411,228
2.45%, 12/15/50 (Call 06/15/50)(a)	754	614,529
2.95%, 11/15/51 (Call 05/15/51)(a)	520	469,346
3.30%, 12/01/49 (Call 06/01/49)	492	470,765
3.45%, 02/15/24 (Call 11/15/23)	134	137,836
4.00%, 01/15/43 (Call 07/15/42)(a)	355	376,558
4.45%, 02/15/44 (Call 08/15/43)	495	549,813
4.60%, 12/01/48 (Call 06/01/48)(a)	435	497,999
6.35%, 11/30/37	252	335,449
8.88%, 11/15/38	513	833,244
Series A, 2.88%, 07/15/29 (Call 04/15/29)	380	382,023
Series A, 3.10%, 05/15/25 (Call 02/15/25)	244	249,757
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	812	835,331
Series A, 3.50%, 03/15/27 (Call 12/15/26)	830	872,270
Series A, 3.80%, 04/01/28 (Call 01/01/28)	653	693,848
Series A, 6.00%, 05/15/37	490	630,962

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 2.95%, 11/15/26 (Call 08/15/26)	$430	$439,719
Series B, 3.80%, 09/15/47 (Call 03/15/47)	557	575,963
Series B, 4.20%, 05/15/45 (Call 11/15/44)	290	313,706
Series B, 6.00%, 01/15/36	344	435,193
Series C, 2.75%, 03/15/23 (Call 12/15/22)	531	536,475
Series C, 4.00%, 11/15/46 (Call 05/15/46)	273	290,926
Series D, 4.65%, 08/15/43 (Call 02/15/43)	430	486,383
Virginia Electric and Power Co, 2.40%, 03/30/32 (Call 12/30/31)	360	342,500
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	781	791,071
3.70%, 01/30/27 (Call 11/30/26)(b)	612	608,148
4.30%, 07/15/29 (Call 04/15/29)(a)(b)	694	702,975
WEC Energy Group Inc.
0.55%, 09/15/23	387	379,256
0.80%, 03/15/24 (Call 02/15/24)	160	155,840
1.38%, 10/15/27 (Call 08/15/27)(a)	518	481,781
1.80%, 10/15/30 (Call 07/15/30)	635	578,126
2.20%, 12/15/28 (Call 10/15/28)	15	14,394
3.55%, 06/15/25 (Call 03/15/25)	230	237,488
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	495	471,876
2.05%, 12/15/24 (Call 11/15/24)	420	420,090
3.65%, 12/15/42 (Call 06/15/42)	150	146,069
4.25%, 06/01/44 (Call 12/01/43)	375	407,278
4.30%, 12/15/45 (Call 06/15/45)	65	71,258
4.30%, 10/15/48 (Call 04/15/48)	340	376,993
5.63%, 05/15/33(a)	207	249,510
5.70%, 12/01/36(a)	105	130,141
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	335	312,343
3.00%, 07/01/29 (Call 04/01/29)	437	440,451
3.05%, 10/15/27 (Call 07/15/27)	315	321,007
3.65%, 04/01/50 (Call 10/01/49)	270	274,972
4.10%, 10/15/44 (Call 04/15/44)	375	392,293
6.38%, 08/15/37	340	445,888
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	260	226,399
3.30%, 09/01/49 (Call 03/01/49)	385	365,896
3.67%, 12/01/42	372	378,896
4.75%, 11/01/44 (Call 05/01/44)(a)	219	255,859
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	660	646,429
1.75%, 03/15/27 (Call 02/15/27)	450	430,926
2.35%, 11/15/31 (Call 05/15/31)	200	188,312
2.60%, 12/01/29 (Call 06/01/29)	357	348,032
3.30%, 06/01/25 (Call 12/01/24)	428	437,508
3.35%, 12/01/26 (Call 06/01/26)	787	812,903
3.40%, 06/01/30 (Call 12/01/29)(a)	350	361,420
3.50%, 12/01/49 (Call 06/01/49)	285	272,800
4.00%, 06/15/28 (Call 12/15/27)	334	353,691
4.80%, 09/15/41 (Call 03/15/41)	288	316,857
6.50%, 07/01/36	265	346,009

		519,924,634

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	344	316,863
Comision Federal de Electricidad, 6.26%, 02/15/52(b)	450	449,330
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	1,046	986,610

Security	Par (000)	Value

Electrical Components & Equipment (continued)
1.80%, 10/15/27 (Call 08/15/27)	$624	$603,309
1.95%, 10/15/30 (Call 07/15/30)	645	602,573
2.00%, 12/21/28 (Call 10/21/28)	115	111,061
2.20%, 12/21/31 (Call 09/21/31)(a)	100	95,081
2.75%, 10/15/50 (Call 04/15/50)	1,066	915,453
2.80%, 12/21/51 (Call 06/21/51)	260	226,659
3.15%, 06/01/25 (Call 03/01/25)	285	293,868
6.00%, 08/15/32	850	1,062,505
6.13%, 04/15/39	110	148,712

		5,812,024

Electronics — 0.5%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	363	335,594
2.30%, 03/12/31 (Call 12/12/30)	707	660,903
2.75%, 09/15/29 (Call 06/15/29)(a)	685	674,074
3.05%, 09/22/26 (Call 06/22/26)(a)	567	581,658
3.88%, 07/15/23 (Call 04/15/23)	432	442,421
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	703	714,412
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	376	380,841
3.55%, 10/01/27 (Call 07/01/27)	100	102,887
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	446	442,043
2.20%, 09/15/31 (Call 06/15/31)	390	359,411
2.80%, 02/15/30 (Call 11/15/29)	777	761,556
3.20%, 04/01/24 (Call 02/01/24)	439	448,520
4.35%, 06/01/29 (Call 03/01/29)	565	611,569
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	640	612,040
3.25%, 09/08/24 (Call 07/08/24)	376	382,694
3.88%, 01/12/28 (Call 10/12/27)	275	286,111
4.00%, 04/01/25 (Call 01/01/25)	395	410,679
4.50%, 03/01/23 (Call 12/01/22)	85	86,829
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	495	471,289
4.63%, 04/15/26 (Call 01/15/26)	593	628,296
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	454	468,798
4.75%, 06/15/25 (Call 03/15/25)	623	661,492
4.88%, 06/15/29 (Call 03/15/29)(a)	487	528,576
4.88%, 05/12/30 (Call 02/12/30)	714	778,804
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)(a)	1,152	1,189,105
4.30%, 06/15/46 (Call 12/15/45)	76	81,658
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,090	1,031,745
1.35%, 06/01/25 (Call 05/01/25)	1,118	1,094,320
1.75%, 09/01/31 (Call 06/01/31)	1,420	1,306,231
1.95%, 06/01/30 (Call 03/01/30)(a)	770	725,782
2.30%, 08/15/24 (Call 07/15/24)	853	863,886
2.50%, 11/01/26 (Call 08/01/26)(a)	1,206	1,220,952
2.70%, 08/15/29 (Call 05/15/29)	908	915,293
2.80%, 06/01/50 (Call 12/01/49)(a)	439	415,053
3.35%, 12/01/23(a)	25	25,706
3.81%, 11/21/47 (Call 05/21/47)	1,030	1,132,890
5.38%, 03/01/41(a)	347	445,088
5.70%, 03/15/36	70	90,056
5.70%, 03/15/37	45	58,389
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	150	142,733

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
3.15%, 08/15/27 (Call 05/15/27)	$25	$25,439
3.35%, 03/01/26 (Call 12/01/25)	135	139,325
3.50%, 02/15/28 (Call 11/15/27)	478	496,467
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	685	662,108
3.00%, 01/15/31 (Call 10/15/30)	450	429,357
3.60%, 01/15/30 (Call 10/15/29)	755	763,861
3.95%, 01/12/28 (Call 10/12/27)	595	621,975
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	395	395,517
4.55%, 10/30/24 (Call 07/30/24)	602	633,588
4.60%, 04/06/27 (Call 01/06/27)	837	914,547
Legrand France SA, 8.50%, 02/15/25	821	964,655
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	360	349,376
1.75%, 08/09/26 (Call 07/09/26)(b)	745	707,425
2.38%, 08/09/28 (Call 06/09/28)(a)(b)	645	601,271
2.65%, 08/09/31 (Call 05/09/31)(b)	536	486,838
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	265	271,833
4.75%, 12/01/24 (Call 09/01/24)	343	361,011
4.90%, 06/15/28 (Call 03/15/28)	566	609,844
Tyco Electronics Group SA
2.50%, 02/04/32	115	111,662
3.13%, 08/15/27 (Call 05/15/27)	568	581,438
3.45%, 08/01/24 (Call 05/01/24)(a)	185	189,709
3.70%, 02/15/26 (Call 11/15/25)	100	104,390
7.13%, 10/01/37	400	572,172
Vontier Corp
1.80%, 04/01/26 (Call 03/01/26)	520	484,760
2.40%, 04/01/28 (Call 02/01/28)	601	545,888
2.95%, 04/01/31 (Call 01/01/31)	687	622,642

		35,217,482

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(a)(b)	370	339,752
5.13%, 08/11/61 (Call 08/11/60)(b)	1,180	1,073,800
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	190	166,312
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	500	506,934
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(a)(b)	469	458,447
4.25%, 10/31/26 (Call 07/31/26)(b)	425	428,613
5.50%, 10/31/46 (Call 04/30/46)(b)	592	533,546
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,751	1,572,774
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	71	72,686
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	330	341,770
3.90%, 03/22/23(b)	545	556,467
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	680	717,086

		6,768,187

Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	686	646,994
1.45%, 02/15/31 (Call 11/15/30)	710	628,624
1.75%, 02/15/32 (Call 11/15/31)	324	288,953
2.30%, 03/01/30 (Call 12/01/29)	541	517,063
2.38%, 03/15/33 (Call 12/15/32)	965	895,815
2.50%, 08/15/24 (Call 07/15/24)	645	650,813

Security	Par (000)	Value

Environmental Control (continued)
2.90%, 07/01/26 (Call 04/01/26)	$399	$404,615
3.05%, 03/01/50 (Call 09/01/49)(a)	543	501,188
3.20%, 03/15/25 (Call 12/15/24)(a)	580	593,285
3.38%, 11/15/27 (Call 08/15/27)	698	720,460
3.95%, 05/15/28 (Call 02/15/28)	563	598,061
4.75%, 05/15/23 (Call 02/15/23)	392	403,410
6.20%, 03/01/40	367	484,668
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	705	653,402
2.60%, 02/01/30 (Call 11/01/29)	689	675,732
2.95%, 01/15/52 (Call 07/15/51)	680	591,056
3.05%, 04/01/50 (Call 10/01/49)(a)	410	364,226
3.50%, 05/01/29 (Call 02/01/29)	423	437,966
4.25%, 12/01/28 (Call 09/01/28)	551	596,942
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	650	614,719
1.15%, 03/15/28 (Call 01/15/28)(a)	550	504,516
1.50%, 03/15/31 (Call 12/15/30)	507	453,168
2.00%, 06/01/29 (Call 04/01/29)(a)	675	645,665
2.40%, 05/15/23 (Call 03/15/23)	556	559,775
2.50%, 11/15/50 (Call 05/15/50)	105	87,954
2.95%, 06/01/41 (Call 12/01/40)	735	689,229
3.13%, 03/01/25 (Call 12/01/24)	200	205,624
3.15%, 11/15/27 (Call 08/15/27)	858	882,868
3.90%, 03/01/35 (Call 09/01/34)	493	524,950
4.10%, 03/01/45 (Call 09/01/44)	175	194,280
4.15%, 07/15/49 (Call 01/15/49)(a)	731	816,113

		16,832,134

Food — 1.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	915	1,145,395
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(a)(b)	427	423,328
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	585	557,397
3.13%, 04/24/50 (Call 10/24/49)	579	501,669
3.30%, 03/19/25 (Call 12/19/24)	125	127,727
3.65%, 03/15/23 (Call 02/15/23)	330	336,268
3.95%, 03/15/25 (Call 01/15/25)	883	919,817
4.15%, 03/15/28 (Call 12/15/27)	920	984,167
4.80%, 03/15/48 (Call 09/15/47)(a)	515	578,764
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(b)	70	71,820
5.15%, 02/12/25 (Call 11/12/24)(b)	200	208,252
6.63%, 02/12/45 (Call 08/12/44)(a)(b)	295	360,640
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	125	120,775
CK Hutchison International 21 Ltd.
2.50%, 04/15/31 (Call 01/15/31)(b)	960	923,414
3.13%, 04/15/41 (Call 10/15/40)(a)(b)	25	23,813
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	530	486,499
4.30%, 05/01/24 (Call 04/01/24)	1,136	1,178,550
4.60%, 11/01/25 (Call 09/01/25)	1,372	1,460,011
4.85%, 11/01/28 (Call 08/01/28)(a)	848	933,505
5.30%, 11/01/38 (Call 05/01/38)	900	1,032,746
5.40%, 11/01/48 (Call 05/01/48)	580	701,745
7.00%, 10/01/28	695	855,395
8.25%, 09/15/30	862	1,163,872

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)	$962	$970,901
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	1,605	1,639,437
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)(a)	598	566,601
3.50%, 10/01/26 (Call 07/01/26)	61	63,688
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	335	314,927
2.88%, 04/15/30 (Call 01/15/30)(a)	858	857,659
3.00%, 02/01/51 (Call 08/01/50)(a)	809	733,664
3.20%, 02/10/27 (Call 11/10/26)	795	818,343
3.65%, 02/15/24 (Call 11/15/23)	422	434,870
3.70%, 10/17/23 (Call 09/17/23)	542	557,858
4.00%, 04/17/25 (Call 02/17/25)	589	616,507
4.20%, 04/17/28 (Call 01/17/28)	960	1,034,527
4.55%, 04/17/38 (Call 10/17/37)	340	382,968
4.70%, 04/17/48 (Call 10/17/47)(a)	240	279,382
5.40%, 06/15/40	420	515,299
Grupo Bimbo SAB de CV
3.88%, 06/27/24(b)	200	206,587
4.00%, 09/06/49(a)(b)	995	976,314
4.70%, 11/10/47 (Call 05/10/47)(b)	375	408,405
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	194	186,936
1.70%, 06/01/30 (Call 03/01/30)	325	303,197
2.05%, 11/15/24 (Call 10/15/24)	199	199,259
2.30%, 08/15/26 (Call 05/15/26)	716	722,253
2.45%, 11/15/29 (Call 08/15/29)(a)	580	579,126
2.63%, 05/01/23 (Call 02/01/23)	40	40,390
2.65%, 06/01/50 (Call 12/01/49)	362	324,190
3.13%, 11/15/49 (Call 05/15/49)	305	295,753
3.20%, 08/21/25 (Call 05/21/25)	265	274,322
3.38%, 05/15/23 (Call 04/15/23)	394	402,525
3.38%, 08/15/46 (Call 02/15/46)(a)	345	354,881
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	487	473,482
1.70%, 06/03/28 (Call 04/03/28)	660	630,212
1.80%, 06/11/30 (Call 03/11/30)	216	201,629
3.05%, 06/03/51 (Call 12/03/50)	575	549,582
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	360	356,246
3.20%, 10/01/26 (Call 07/01/26)(a)	613	630,793
3.90%, 06/01/50 (Call 12/01/49)(a)	399	402,372
6.63%, 04/15/37(a)	359	476,820
JBS Finance Luxembourg Sarl
2.50%, 01/15/27 (Call 12/15/26)(a)(b)	1,110	1,043,411
3.63%, 01/15/32 (Call 01/15/27)(a)(b)	200	181,470
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	800	842,008
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	1,055	995,973
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	382	337,119
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	690	636,525
4.38%, 02/02/52 (Call 08/02/51)(b)	385	344,267
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	360	371,961
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	770	820,089
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	605	554,849
2.38%, 03/15/30 (Call 12/15/29)	504	478,762

Security	Par (000)	Value

Food (continued)
2.75%, 09/15/41 (Call 03/15/41)(a)	$599	$520,852
3.38%, 12/15/27 (Call 09/15/27)(a)	487	507,009
3.50%, 03/15/25	1,135	1,174,483
3.55%, 03/15/50 (Call 09/15/49)	345	328,308
4.25%, 03/15/35	527	572,190
4.38%, 03/15/45(a)	323	347,082
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	362	340,400
2.65%, 12/01/23	407	411,804
3.25%, 04/01/26	616	632,175
3.40%, 11/15/27 (Call 08/15/27)	585	609,385
4.30%, 05/15/28 (Call 02/15/28)	210	228,778
4.50%, 04/01/46	688	781,400
Series B, 7.45%, 04/01/31	1,110	1,501,113
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	300	380,878
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	315	285,117
2.20%, 05/01/30 (Call 02/01/30)	860	813,548
2.65%, 10/15/26 (Call 07/15/26)(a)	702	708,201
3.50%, 02/01/26 (Call 11/01/25)(a)	600	624,053
3.70%, 08/01/27 (Call 05/01/27)(a)	547	571,409
3.85%, 08/01/23 (Call 05/01/23)	405	414,934
3.88%, 10/15/46 (Call 04/15/46)	390	392,541
3.95%, 01/15/50 (Call 07/15/49)(a)	632	648,946
4.00%, 02/01/24 (Call 11/01/23)	421	436,373
4.45%, 02/01/47 (Call 08/01/46)	745	810,820
4.50%, 01/15/29 (Call 10/15/28)(a)	544	597,945
4.65%, 01/15/48 (Call 07/15/47)(a)	385	429,188
5.00%, 04/15/42 (Call 10/15/41)	320	373,081
5.15%, 08/01/43 (Call 02/01/43)	366	426,693
5.40%, 07/15/40 (Call 01/15/40)	253	305,288
5.40%, 01/15/49 (Call 07/15/48)	451	560,506
6.90%, 04/15/38	470	636,623
7.50%, 04/01/31(a)	50	66,715
8.00%, 09/15/29	184	242,954
Series B, 7.70%, 06/01/29(a)	260	335,756
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	597	562,089
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	837	748,570
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	801	689,859
2.45%, 07/16/50 (Call 01/16/50)(b)	355	294,030
2.70%, 04/01/25 (Call 03/01/25)(b)	694	703,342
3.20%, 04/01/30 (Call 01/01/30)(a)(b)	793	817,226
3.60%, 04/01/34 (Call 01/01/34)(a)(b)	491	518,744
3.88%, 04/01/39 (Call 10/01/38)(b)	540	569,727
3.95%, 04/01/44 (Call 10/01/43)(b)	230	245,395
3.95%, 04/01/49 (Call 10/01/48)(b)	747	809,964
4.13%, 04/01/54 (Call 10/01/53)(b)	498	553,238
4.20%, 04/01/59 (Call 10/01/58)(b)	584	659,714
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	657	619,843
1.85%, 02/15/31 (Call 11/15/30)(a)	575	523,280
2.50%, 04/15/30 (Call 01/15/30)	458	440,506
3.15%, 08/15/24 (Call 06/15/24)	703	719,490
3.25%, 11/15/25 (Call 08/15/25)	342	352,923
3.40%, 08/15/27 (Call 05/15/27)	657	682,491
3.50%, 09/01/23 (Call 06/01/23)(a)	200	204,237
4.20%, 08/15/47 (Call 02/15/47)(a)	385	425,811
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	647	622,662

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
1.25%, 09/24/26 (Call 08/24/26)(b)	$555	$525,365
2.25%, 09/19/24 (Call 08/19/24)(b)	586	587,528
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	988	962,014
1.50%, 02/04/31 (Call 11/04/30)	240	213,888
1.88%, 10/15/32 (Call 07/15/32)	747	671,225
2.63%, 09/04/50 (Call 03/04/50)	1,162	981,871
2.75%, 04/13/30 (Call 01/13/30)	1,158	1,141,509
3.63%, 02/13/26 (Call 12/13/25)	22	23,135
4.13%, 05/07/28 (Call 02/07/28)	620	672,161
6.50%, 11/01/31	225	280,441
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	1,170	1,140,508
0.61%, 09/14/24 (Call 09/14/23)(b)	110	106,455
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	490	463,069
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	1,080	1,007,459
1.15%, 01/14/27 (Call 12/14/26)(b)	855	810,962
1.25%, 09/15/30 (Call 06/15/30)(b)	490	442,315
1.50%, 09/14/28 (Call 07/14/28)(b)	240	226,637
1.88%, 09/14/31 (Call 06/14/31)(b)	795	746,572
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	612	553,778
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	475	421,646
3.35%, 09/24/23 (Call 08/24/23)(b)	980	1,003,899
3.50%, 09/24/25 (Call 07/24/25)(b)	560	585,642
3.63%, 09/24/28 (Call 06/24/28)(b)	1,294	1,375,956
3.90%, 09/24/38 (Call 03/24/38)(b)	679	739,734
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,574	1,752,929
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	1,091	1,100,366
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	40	41,524
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	362	331,391
3.00%, 10/15/30 (Call 07/15/30)(b)	750	710,930
4.25%, 02/01/27 (Call 11/01/26)(b)	620	645,573
5.20%, 04/01/29 (Call 01/01/29)(b)	488	534,238
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	530	506,428
2.45%, 12/14/31 (Call 09/14/31)(a)	360	342,927
3.15%, 12/14/51 (Call 06/14/51)	365	319,134
3.25%, 07/15/27 (Call 04/15/27)	676	695,649
3.30%, 07/15/26 (Call 04/15/26)	753	774,695
3.30%, 02/15/50 (Call 08/15/49)(a)	545	488,940
3.75%, 10/01/25 (Call 07/01/25)	662	691,235
4.45%, 03/15/48 (Call 09/15/47)	235	250,223
4.50%, 04/01/46 (Call 10/01/45)	357	378,902
4.85%, 10/01/45 (Call 04/01/45)	595	648,715
5.38%, 09/21/35	300	356,223
5.95%, 04/01/30 (Call 01/01/30)	957	1,144,404
6.60%, 04/01/40 (Call 10/01/39)(a)	155	207,266
6.60%, 04/01/50 (Call 10/01/49)	961	1,337,022
Tesco PLC, 6.15%, 11/15/37(b)	185	228,395
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	637	661,691
3.90%, 09/28/23 (Call 08/28/23)	382	390,446
3.95%, 08/15/24 (Call 05/15/24)	1,163	1,209,630
4.00%, 03/01/26 (Call 01/01/26)	977	1,023,532
4.35%, 03/01/29 (Call 12/01/28)(a)	1,206	1,305,702
4.55%, 06/02/47 (Call 12/02/46)	676	749,233
4.88%, 08/15/34 (Call 02/15/34)	516	583,600

Security	Par (000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)	$960	$1,152,723
5.15%, 08/15/44 (Call 02/15/44)	534	632,424

		107,143,456

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	650	664,388
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	335	337,935
4.25%, 04/30/29 (Call 01/30/29)(b)	327	330,885
4.50%, 08/01/24 (Call 05/01/24)(a)	390	402,679
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	520	523,255
5.50%, 11/02/47 (Call 05/02/47)	311	322,277
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	375	388,129
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	275	282,565
5.50%, 01/17/27(a)	652	701,552
Georgia-Pacific LLC
0.63%, 05/15/24(b)	873	844,622
0.95%, 05/15/26 (Call 04/15/26)(b)	1,071	1,004,728
1.75%, 09/30/25 (Call 08/30/25)(b)	450	439,352
2.10%, 04/30/27 (Call 02/28/27)(b)	1,064	1,039,305
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	529	509,630
3.60%, 03/01/25 (Call 12/01/24)(b)	362	372,530
3.73%, 07/15/23 (Call 04/15/23)(b)	607	620,892
7.25%, 06/01/28	268	336,151
7.75%, 11/15/29(a)	460	613,229
8.00%, 01/15/24	771	856,366
8.88%, 05/15/31	192	276,655
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	465	505,743
4.40%, 08/15/47 (Call 02/15/47)(a)	536	583,170
4.80%, 06/15/44 (Call 12/15/43)	370	415,584
5.00%, 09/15/35 (Call 03/15/35)(a)	50	58,809
6.00%, 11/15/41 (Call 05/15/41)	846	1,065,040
7.30%, 11/15/39	918	1,293,832
8.70%, 06/15/38(a)	335	513,156
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	432	397,224
3.85%, 01/13/30 (Call 10/13/29)(b)	495	486,941
4.38%, 04/04/27(a)(b)	145	152,901
4.75%, 09/15/24 (Call 06/15/24)(b)	15	15,526
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	367	439,244
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	265	241,481
3.13%, 01/15/32 (Call 10/15/31)	785	696,695
3.75%, 01/15/31 (Call 10/15/30)	600	561,888
5.00%, 01/15/30 (Call 10/15/29)	1,484	1,519,260
6.00%, 01/15/29 (Call 10/15/28)	1,227	1,343,577
7.00%, 03/16/47 (Call 09/16/46)(a)(b)	952	1,091,030
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	345	361,523

		22,609,749

Gas — 0.7%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	326	339,162
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	646	688,280
5.00%, 03/23/35 (Call 12/23/34)(b)	240	277,698
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	772	681,716
2.63%, 09/15/29 (Call 06/15/29)	475	465,335

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
2.85%, 02/15/52 (Call 08/15/51)(a)	$490	$421,133
3.00%, 06/15/27 (Call 03/15/27)	650	667,284
3.38%, 09/15/49 (Call 03/15/49)	517	492,189
4.13%, 10/15/44 (Call 04/15/44)	629	654,890
4.13%, 03/15/49 (Call 09/15/48)	443	480,397
4.15%, 01/15/43 (Call 07/15/42)	367	387,985
4.30%, 10/01/48 (Call 04/01/48)	372	404,411
5.50%, 06/15/41 (Call 12/15/40)(a)	269	326,083
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	567	560,260
3.15%, 08/01/27 (Call 05/01/27)(b)	654	658,372
4.49%, 02/15/42(b)	405	424,435
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	800	817,587
3.87%, 03/04/29 (Call 12/04/28)(b)	555	574,827
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	431	432,987
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	432	445,161
4.50%, 03/10/46 (Call 09/10/45)(b)	410	432,873
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	378	341,046
4.00%, 04/01/28 (Call 01/01/28)	409	430,781
4.10%, 09/01/47 (Call 03/01/47)	205	214,203
5.85%, 01/15/41 (Call 07/15/40)	117	145,115
6.63%, 11/01/37	226	288,668
Centrica PLC
4.00%, 10/16/23 (Call 07/16/23)(a)(b)	50	51,102
5.38%, 10/16/43 (Call 04/16/43)(b)	30	36,261
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(a)(b)	603	582,322
2.00%, 06/15/30 (Call 03/15/30)(b)	522	479,617
3.00%, 06/15/50 (Call 12/15/49)(a)(b)	677	597,009
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	352	359,512
3.60%, 12/15/24 (Call 09/15/24)	572	590,372
Series A, 2.50%, 11/15/24 (Call 10/15/24)	606	606,472
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	610	583,978
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(b)	750	760,470
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	500	499,089
3.59%, 01/18/52 (Call 07/18/51)(a)(b)	405	369,608
5.82%, 04/01/41(b)	380	456,243
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	715	734,795
6.25%, 01/20/42(a)(b)	60	87,946
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(a)	180	169,390
3.75%, 03/01/23 (Call 12/01/22)	305	308,749
3.95%, 09/15/27 (Call 06/15/27)(a)	325	332,951
4.75%, 09/01/28 (Call 06/01/28)	390	405,484
5.20%, 07/15/25 (Call 04/15/25)	332	353,718
5.50%, 01/15/26 (Call 12/15/25)	677	733,417
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,046	988,210
1.70%, 02/15/31 (Call 11/15/30)	607	531,233
2.95%, 09/01/29 (Call 06/01/29)	663	653,688
3.49%, 05/15/27 (Call 02/15/27)	575	592,899
3.60%, 05/01/30 (Call 02/01/30)	878	897,219
3.95%, 03/30/48 (Call 09/30/47)(a)	524	513,738

Security	Par (000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$770	$805,136
4.80%, 02/15/44 (Call 08/15/43)	647	701,750
5.25%, 02/15/43 (Call 08/15/42)	296	334,674
5.65%, 02/01/45 (Call 08/01/44)	185	221,625
5.80%, 02/01/42 (Call 08/01/41)	370	442,194
5.95%, 06/15/41 (Call 12/15/40)(a)	479	589,207
ONE Gas Inc.
1.10%, 03/11/24 (Call 03/16/22)	785	767,606
2.00%, 05/15/30 (Call 02/15/30)	250	232,861
3.61%, 02/01/24 (Call 11/01/23)	102	104,378
4.50%, 11/01/48 (Call 05/01/48)(a)	331	372,099
4.66%, 02/01/44 (Call 08/01/43)	467	528,833
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	1,337	1,388,884
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	345	328,409
3.35%, 06/01/50 (Call 12/01/49)	327	301,772
3.50%, 06/01/29 (Call 03/01/29)	589	607,027
3.64%, 11/01/46 (Call 05/01/46)(a)	340	323,422
4.10%, 09/18/34 (Call 03/18/34)	250	261,844
4.65%, 08/01/43 (Call 02/01/43)	340	381,540
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(b)	285	256,503
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	35	35,834
3.20%, 06/15/25 (Call 03/15/25)	470	481,813
3.75%, 09/15/42 (Call 03/15/42)	474	471,755
4.45%, 03/15/44 (Call 09/15/43)(a)	267	291,364
5.13%, 11/15/40	51	60,839
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	637	643,964
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	494	524,660
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	355	388,473
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	330	345,935
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	590	574,123
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	586	590,995
3.25%, 06/15/26 (Call 03/15/26)	342	351,558
3.88%, 11/15/25 (Call 08/15/25)(a)	765	800,030
3.95%, 10/01/46 (Call 04/01/46)	182	181,271
4.40%, 06/01/43 (Call 12/01/42)	320	331,341
4.40%, 05/30/47 (Call 11/30/46)	480	506,096
5.88%, 03/15/41 (Call 09/15/40)(a)	520	649,278
6.00%, 10/01/34(a)	125	149,594
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	391	346,748
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	495	440,112
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	674	623,596
3.18%, 08/15/51 (Call 02/15/51)	425	373,150
3.70%, 04/01/28 (Call 01/01/28)	115	119,680
3.80%, 09/29/46 (Call 03/29/46)(a)	70	69,919
4.15%, 06/01/49 (Call 12/01/48)	340	350,738
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	140	149,488
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	425	408,253
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	480	488,768
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	391	408,030

		45,435,539

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	569	545,735
4.63%, 06/15/28 (Call 03/15/28)	90	96,981

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools (continued)
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	$606	$567,989
3.25%, 03/01/27 (Call 12/01/26)	50	52,303
4.10%, 03/01/48 (Call 09/01/47)	233	257,249
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	806	775,792
2.75%, 11/15/50 (Call 05/15/50)	710	596,835
3.00%, 05/15/32(a)	305	307,279
3.40%, 03/01/26 (Call 01/01/26)	906	946,912
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	579	565,434
4.25%, 11/15/28 (Call 08/15/28)	494	540,421
4.85%, 11/15/48 (Call 05/15/48)	465	556,909
5.20%, 09/01/40	352	421,573

		6,231,412

Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	572	537,078
1.40%, 06/30/30 (Call 03/30/30)(a)	836	762,320
2.95%, 03/15/25 (Call 12/15/24)	1,002	1,026,533
3.40%, 11/30/23 (Call 09/30/23)	645	663,545
3.75%, 11/30/26 (Call 08/30/26)	1,475	1,573,566
3.88%, 09/15/25 (Call 06/15/25)	542	573,359
4.75%, 11/30/36 (Call 05/30/36)	1,071	1,268,290
4.75%, 04/15/43 (Call 10/15/42)(a)	478	566,729
4.90%, 11/30/46 (Call 05/30/46)	1,993	2,460,753
5.30%, 05/27/40	1,316	1,643,793
6.00%, 04/01/39	466	615,189
6.15%, 11/30/37	375	509,217
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	880	839,942
2.75%, 09/23/26 (Call 07/23/26)(b)	605	607,526
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	758	750,718
3.80%, 09/23/49 (Call 03/23/49)(b)	470	458,773
Baxter International Inc.
1.32%, 11/29/24(a)(b)	67	65,135
1.73%, 04/01/31 (Call 01/01/31)	691	623,500
1.92%, 02/01/27 (Call 01/01/27)(b)	2,871	2,783,437
2.27%, 12/01/28 (Call 10/01/28)(b)	1,615	1,556,529
2.54%, 02/01/32 (Call 11/01/31)(a)(b)	195	187,318
2.60%, 08/15/26 (Call 05/15/26)(a)	699	702,362
3.13%, 12/01/51 (Call 06/01/51)(a)(b)	760	681,596
3.50%, 08/15/46 (Call 02/15/46)	752	722,854
3.95%, 04/01/30 (Call 01/01/30)(a)	526	565,556
4.50%, 06/15/43 (Call 12/15/42)(a)	70	79,992
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	587	577,294
2.65%, 06/01/30 (Call 03/01/30)	1,027	995,889
3.45%, 03/01/24 (Call 02/01/24)	810	830,482
3.75%, 03/01/26 (Call 01/01/26)	987	1,030,519
3.85%, 05/15/25	210	219,094
4.00%, 03/01/28 (Call 12/01/27)	112	119,426
4.00%, 03/01/29 (Call 12/01/28)	895	949,687
4.55%, 03/01/39 (Call 09/01/38)	335	369,679
4.70%, 03/01/49 (Call 09/01/48)	707	803,360
6.75%, 11/15/35(a)	335	443,370
7.38%, 01/15/40	620	904,256
Covidien International Finance SA, 6.55%, 10/15/37	43	56,689
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	475	407,556
2.80%, 12/10/51 (Call 06/10/51)	955	844,788

Security	Par (000)	Value

Health Care - Products (continued)
3.35%, 09/15/25 (Call 06/15/25)	$172	$177,302
4.38%, 09/15/45 (Call 03/15/45)	502	561,199
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	783	792,866
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	861	861,438
2.60%, 11/15/29 (Call 08/15/29)	955	931,912
3.25%, 11/15/39 (Call 05/15/39)	699	682,139
3.40%, 11/15/49 (Call 05/15/49)	794	778,127
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	427	462,707
Koninklijke Philips NV
5.00%, 03/15/42(a)	341	401,007
6.88%, 03/11/38	945	1,293,232
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	535	558,278
Medtronic Inc.
3.50%, 03/15/25	1,607	1,674,278
4.38%, 03/15/35	1,630	1,858,312
4.63%, 03/15/45	1,909	2,236,409
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	5	4,903
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)	214	206,460
1.90%, 09/15/28 (Call 07/15/28)	350	328,174
2.25%, 09/15/31 (Call 06/15/31)	535	489,417
2.55%, 03/15/31 (Call 12/15/30)	435	414,619
3.30%, 09/15/29 (Call 06/15/29)	730	733,033
3.63%, 03/15/51 (Call 09/15/50)(a)	450	427,276
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	1,067	968,636
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)(a)	822	780,872
3.75%, 03/15/51 (Call 09/15/50)	764	734,252
Stryker Corp.
0.60%, 12/01/23 (Call 03/11/22)	385	375,930
1.15%, 06/15/25 (Call 05/15/25)	207	199,410
1.95%, 06/15/30 (Call 03/15/30)	918	849,824
2.90%, 06/15/50 (Call 12/15/49)(a)	600	530,290
3.38%, 05/15/24 (Call 02/15/24)	769	787,648
3.38%, 11/01/25 (Call 08/01/25)	543	560,467
3.50%, 03/15/26 (Call 12/15/25)	1,054	1,094,346
3.65%, 03/07/28 (Call 12/07/27)(a)	579	606,001
4.10%, 04/01/43 (Call 10/01/42)	253	272,581
4.38%, 05/15/44 (Call 11/15/43)(a)	233	258,559
4.63%, 03/15/46 (Call 09/15/45)	923	1,051,304
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 10/18/22)	445	434,653
1.75%, 10/15/28 (Call 08/15/28)	160	151,517
2.00%, 10/15/31 (Call 07/15/31)	474	439,753
2.60%, 10/01/29 (Call 07/01/29)	1,113	1,096,479
2.80%, 10/15/41 (Call 04/15/41)	1,000	920,683
4.10%, 08/15/47 (Call 02/15/47)	638	706,682
5.30%, 02/01/44 (Call 08/01/43)	394	497,298
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	272	265,760
2.60%, 11/24/31 (Call 08/24/31)	740	698,526
3.05%, 01/15/26 (Call 12/15/25)	637	648,859
3.55%, 03/20/30 (Call 12/20/29)(a)	165	167,290
4.25%, 08/15/35 (Call 02/15/35)	92	97,027
4.45%, 08/15/45 (Call 02/15/45)(a)	540	572,634

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
5.75%, 11/30/39(a)	$210	$259,610

		63,277,678

Health Care - Services — 2.5%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	5	4,481
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	375	377,717
3.63%, 03/01/49 (Call 09/01/48)	240	244,152
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	232	230,417
3.83%, 08/15/28 (Call 05/15/28)	160	171,103
4.27%, 08/15/48 (Call 02/15/48)	372	418,186
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	60	57,541
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	625	571,813
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	808	818,712
3.50%, 11/15/24 (Call 08/15/24)	945	971,753
3.88%, 08/15/47 (Call 02/15/47)(a)	500	502,137
4.13%, 11/15/42 (Call 05/15/42)	481	493,101
4.50%, 05/15/42 (Call 11/15/41)	482	519,061
4.75%, 03/15/44 (Call 09/15/43)	400	453,248
6.63%, 06/15/36	800	1,060,210
6.75%, 12/15/37	595	804,518
AHS Hospital Corp.
5.02%, 07/01/45	290	359,327
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	570	498,456
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	110	98,839
Series 2019, 3.89%, 04/15/49(a)	330	352,397
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	781	755,704
2.25%, 05/15/30 (Call 02/15/30)	979	927,250
2.38%, 01/15/25 (Call 12/15/24)	1,081	1,084,964
2.55%, 03/15/31 (Call 12/15/30)(a)	831	799,440
2.88%, 09/15/29 (Call 06/15/29)	652	651,992
3.13%, 05/15/50 (Call 11/15/49)	809	734,200
3.35%, 12/01/24 (Call 10/01/24)	869	893,573
3.50%, 08/15/24 (Call 05/15/24)	815	838,043
3.60%, 03/15/51 (Call 09/15/50)	960	942,321
3.65%, 12/01/27 (Call 09/01/27)	1,075	1,127,189
3.70%, 09/15/49 (Call 03/15/49)	653	646,001
4.10%, 03/01/28 (Call 12/01/27)	807	863,379
4.38%, 12/01/47 (Call 06/01/47)	718	788,890
4.55%, 03/01/48 (Call 09/01/47)	720	809,930
4.63%, 05/15/42	752	839,443
4.65%, 01/15/43	850	953,204
4.65%, 08/15/44 (Call 02/15/44)	725	811,813
4.85%, 08/15/54 (Call 02/15/54)	380	446,249
5.10%, 01/15/44	569	675,528
5.85%, 01/15/36	125	156,914
5.95%, 12/15/34(a)	515	644,413
6.38%, 06/15/37(a)	460	610,434
Ascension Health
3.95%, 11/15/46(a)	180	198,331
4.85%, 11/15/53	297	385,712
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	160	159,320
Series B, 3.11%, 11/15/39 (Call 05/15/39)	680	669,792
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	425	395,255
2.34%, 01/01/30 (Call 10/01/29)	385	374,211

Security	Par (000)	Value

Health Care - Services (continued)
2.91%, 01/01/51 (Call 07/01/50)	$490	$445,087
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	394	379,105
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	335	369,029
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(a)	5	4,385
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)(a)	409	412,213
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	200	217,351
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	55	60,624
4.19%, 11/15/45 (Call 05/15/45)	557	624,854
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	195	179,387
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	310	277,131
Beth Israel Lahey Health Inc., 3.08%, 07/01/51 (Call 01/01/51)	80	71,650
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	275	274,776
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	300	310,288
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	170	179,226
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	535	498,250
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	450	424,291
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)(a)	240	228,550
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	265	250,542
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	505	419,800
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)(a)	205	230,450
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(a)	45	38,428
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	262	297,060
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	295	259,683
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)(a)	445	388,005
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	325	351,745
City of Hope
Series 2013, 5.62%, 11/15/43	80	103,602
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	100	115,239
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	412	397,610
2.76%, 10/01/24 (Call 07/01/24)	753	759,518
2.78%, 10/01/30 (Call 04/01/30)(a)	50	48,791
3.35%, 10/01/29 (Call 04/01/29)	788	795,591
3.82%, 10/01/49 (Call 04/01/49)	732	739,779
3.91%, 10/01/50 (Call 04/01/50)	600	607,782
4.19%, 10/01/49 (Call 04/01/49)	758	795,151
4.35%, 11/01/42	640	674,805
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	567	511,679
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	360	354,818
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	412	445,151

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Dignity Health
3.81%, 11/01/24(a)	$280	$289,439
4.50%, 11/01/42(a)	100	110,424
5.27%, 11/01/64	310	385,860
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	862	943,212
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	25	25,733
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	255	267,744
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(a)(b)	930	890,570
2.38%, 02/16/31 (Call 11/16/30)(b)	926	843,064
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	630	596,894
3.75%, 06/15/29 (Call 03/15/29)(b)	569	578,336
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	350	398,451
4.50%, 07/01/57 (Call 01/01/57)	307	379,772
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	420	377,741
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	425	381,054
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	205	201,605
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	815	749,373
3.50%, 07/15/51 (Call 01/15/51)	1,265	1,124,688
4.13%, 06/15/29 (Call 03/15/29)	1,692	1,773,320
4.50%, 02/15/27 (Call 08/15/26)(a)	1,106	1,172,184
4.75%, 05/01/23	389	400,294
5.00%, 03/15/24	617	648,332
5.13%, 06/15/39 (Call 12/15/38)	851	948,393
5.25%, 04/15/25	1,218	1,307,586
5.25%, 06/15/26 (Call 12/15/25)	1,115	1,207,331
5.25%, 06/15/49 (Call 12/15/48)	1,308	1,487,881
5.50%, 06/15/47 (Call 12/15/46)	1,346	1,574,696
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	1,015	985,701
2.20%, 06/01/30 (Call 03/01/30)(b)	702	656,565
3.20%, 06/01/50 (Call 12/01/49)(a)(b)	536	477,500
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	978	937,149
2.55%, 05/10/31 (Call 02/10/31)(a)(b)	792	747,422
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	579	545,938
2.15%, 02/03/32 (Call 11/03/31)(a)	282	259,105
3.13%, 08/15/29 (Call 05/15/29)	655	658,364
3.85%, 10/01/24 (Call 07/01/24)	260	269,525
3.95%, 03/15/27 (Call 12/15/26)(a)	707	747,019
3.95%, 08/15/49 (Call 02/15/49)(a)	388	394,044
4.50%, 04/01/25 (Call 03/01/25)	738	783,365
4.63%, 12/01/42 (Call 06/01/42)	371	413,776
4.80%, 03/15/47 (Call 09/15/46)	571	656,843
4.88%, 04/01/30 (Call 01/01/30)	301	338,466
4.95%, 10/01/44 (Call 04/01/44)	299	347,522
8.15%, 06/15/38	445	672,796
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	290	324,710
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	235	215,689
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	380	405,782
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	265	271,771

Security	Par (000)	Value

Health Care - Services (continued)
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	$665	$715,811
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	535	554,430
4.15%, 05/01/47 (Call 11/01/46)(a)	882	982,302
4.88%, 04/01/42	1,097	1,353,639
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	300	291,050
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	95	87,813
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,825	1,691,626
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	450	430,765
2.30%, 12/01/24 (Call 11/01/24)	590	588,552
2.70%, 06/01/31 (Call 03/01/31)	669	640,998
2.95%, 12/01/29 (Call 09/01/29)	520	516,218
3.25%, 09/01/24 (Call 07/01/24)	581	592,698
3.60%, 02/01/25 (Call 11/01/24)	1,045	1,074,194
3.60%, 09/01/27 (Call 06/01/27)(a)	380	394,912
4.00%, 11/01/23 (Call 08/01/23)	398	409,280
4.70%, 02/01/45 (Call 08/01/44)	782	861,694
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	5	5,275
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	525	512,189
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	920	871,485
Mayo Clinic
3.77%, 11/15/43(a)	355	379,171
Series 2013, 4.00%, 11/15/47(a)	30	33,881
Series 2016, 4.13%, 11/15/52(a)	290	334,216
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	476	463,349
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	273	316,276
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	235	231,849
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	260	257,411
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	383	439,655
5.00%, 07/01/42	280	348,725
Series 2015, 4.20%, 07/01/55	512	600,934
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	200	182,770
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	80	86,168
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	679	587,740
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	355	345,359
Montefiore Obligated Group
4.29%, 09/01/50(a)	340	307,125
Series 18-C, 5.25%, 11/01/48(a)	419	435,958
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	420	444,572
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	535	546,825
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	240	225,827
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	510	454,005
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	170	147,997
2.61%, 08/01/60 (Call 02/01/60)	203	170,994
3.56%, 08/01/36	110	117,820
4.02%, 08/01/45	585	652,844
4.06%, 08/01/56	149	171,198
4.76%, 08/01/2116	255	296,837

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(a)	$410	$434,832
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	537	559,618
3.98%, 11/01/46 (Call 11/01/45)	420	447,080
4.26%, 11/01/47 (Call 11/01/46)	576	628,570
6.15%, 11/01/43	350	481,336
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	15	12,992
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	440	409,784
3.17%, 11/01/51 (Call 05/01/51)	755	726,049
3.32%, 11/01/61 (Call 05/01/61)	388	378,378
4.37%, 11/01/43	125	137,490
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	185	161,586
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(a)	270	360,384
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	235	213,876
OhioHealth Corp.
2.30%, 11/15/31 (Call 05/15/31)	65	62,175
2.83%, 11/15/41 (Call 05/15/41)	760	700,603
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	18	17,073
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	360	352,451
4.09%, 10/01/48 (Call 04/01/48)(a)	272	301,024
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	315	385,280
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	521	502,392
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	345	321,577
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)(a)	420	386,437
2.86%, 01/01/52 (Call 07/01/51)	365	321,841
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	465	414,847
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	390	391,162
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	215	211,553
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	553	470,765
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	322	347,206
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	526	537,192
Series I, 3.74%, 10/01/47	78	84,062
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	612	593,788
2.95%, 06/30/30 (Call 03/30/30)	553	545,195
3.45%, 06/01/26 (Call 03/01/26)	706	731,276
3.50%, 03/30/25 (Call 12/30/24)	566	583,107
4.20%, 06/30/29 (Call 03/30/29)(a)	530	567,125
4.25%, 04/01/24 (Call 01/01/24)	406	422,177
4.70%, 03/30/45 (Call 09/30/44)	476	541,057
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	55	53,931
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	366	356,304
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	709	679,634
1.93%, 12/13/28 (Call 10/13/28)(b)	910	873,481
2.08%, 12/13/31 (Call 09/13/31)(b)	1,520	1,444,247
2.38%, 01/28/27 (Call 10/28/26)(b)	490	493,124
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	455	402,528

Security	Par (000)	Value

Health Care - Services (continued)
2.63%, 05/15/26 (Call 02/15/26)(b)	$1,160	$1,181,438
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	330	340,081
3.35%, 09/30/24 (Call 06/30/24)(b)	315	325,637
3.63%, 09/17/28 (Call 06/17/28)(b)	735	784,091
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	150	163,876
7.00%, 03/01/39(a)(b)	535	799,375
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	455	486,480
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	385	391,315
3.95%, 07/01/46 (Call 07/01/45)	295	321,578
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	185	164,869
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	40	37,616
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	20	17,506
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(a)	70	81,359
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	303	308,493
Series A, 3.82%, 06/01/27 (Call 03/01/27)	220	233,688
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	245	228,970
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	542	586,757
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	105	108,627
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	55	54,888
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	302	318,863
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	420	454,436
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	50	48,216
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	310	291,747
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)(a)	333	319,703
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	360	343,452
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	190	157,042
4.33%, 11/15/55	280	336,532
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	76	75,962
5.75%, 11/15/38 (Call 11/15/28)(a)	394	446,631
6.02%, 11/15/48(a)	429	505,154
Series B, 5.33%, 11/15/28	205	224,218
Trinity Health Corp.
4.13%, 12/01/45(a)	535	606,341
Series 2019, 3.43%, 12/01/48(a)	210	212,673
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	400	363,809
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	425	413,944
1.15%, 05/15/26 (Call 04/15/26)	395	378,159
1.25%, 01/15/26	849	820,867
2.00%, 05/15/30(a)	1,076	1,016,975
2.30%, 05/15/31 (Call 02/15/31)(a)	820	789,978
2.38%, 08/15/24	864	875,481
2.75%, 05/15/40 (Call 11/15/39)	1,000	923,938
2.88%, 03/15/23	526	535,118
2.88%, 08/15/29	940	951,478
2.90%, 05/15/50 (Call 11/15/49)	1,020	933,651
2.95%, 10/15/27(a)	711	731,666
3.05%, 05/15/41 (Call 11/15/40)	745	714,901
3.10%, 03/15/26	680	703,368
3.13%, 05/15/60 (Call 11/15/59)	860	776,728

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.25%, 05/15/51 (Call 11/15/50)	$1,475	$1,432,309
3.38%, 04/15/27	660	692,691
3.45%, 01/15/27	712	748,450
3.50%, 06/15/23	325	332,991
3.50%, 02/15/24(a)	889	918,377
3.50%, 08/15/39 (Call 02/15/39)	542	553,828
3.70%, 12/15/25	795	836,396
3.70%, 08/15/49 (Call 02/15/49)	962	996,064
3.75%, 07/15/25	631	661,205
3.75%, 10/15/47 (Call 04/15/47)	634	654,232
3.85%, 06/15/28	1,025	1,098,481
3.88%, 12/15/28(a)	581	625,386
3.88%, 08/15/59 (Call 02/15/59)(a)	992	1,045,642
3.95%, 10/15/42 (Call 04/15/42)	488	514,086
4.20%, 01/15/47 (Call 07/15/46)	535	592,190
4.25%, 03/15/43 (Call 09/15/42)	663	730,943
4.25%, 04/15/47 (Call 10/15/46)	556	617,630
4.25%, 06/15/48 (Call 12/15/47)	1,077	1,201,483
4.38%, 03/15/42 (Call 09/15/41)	371	413,903
4.45%, 12/15/48 (Call 06/15/48)	853	981,215
4.63%, 07/15/35	265	305,354
4.63%, 11/15/41 (Call 05/15/41)	791	914,227
4.75%, 07/15/45	1,250	1,481,343
5.70%, 10/15/40 (Call 04/15/40)	685	875,820
5.80%, 03/15/36	1,004	1,284,297
5.95%, 02/15/41 (Call 08/15/40)	760	997,163
6.50%, 06/15/37(a)	533	732,881
6.63%, 11/15/37	729	1,019,093
6.88%, 02/15/38	608	864,566
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	910	864,136
2.65%, 10/15/30 (Call 07/15/30)(a)(b)	825	779,169
2.65%, 01/15/32 (Call 10/15/31)(b)	425	395,542
UPMC, Series D-1, 3.60%, 04/03/25	500	516,082
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	115	105,234
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	447	542,662
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	282	263,024
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	55	46,122

		161,628,037

Holding Companies - Diversified — 0.7%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	270	299,700
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	865	816,051
2.88%, 06/15/27 (Call 05/15/27)	790	754,103
2.88%, 06/15/28 (Call 04/15/28)	1,098	1,016,895
3.20%, 11/15/31 (Call 08/15/31)	580	524,174
3.25%, 07/15/25 (Call 06/15/25)	757	749,692
3.88%, 01/15/26 (Call 12/15/25)(a)	701	710,704
4.20%, 06/10/24 (Call 05/10/24)	1,347	1,391,385
4.25%, 03/01/25 (Call 01/01/25)	784	802,200
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	310	291,227
2.95%, 03/10/26 (Call 02/10/26)	955	926,641
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	290	275,492
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	385	370,929
2.35%, 11/22/24(b)	85	82,646

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.63%, 12/15/26 (Call 11/15/26)(b)	$510	$474,720
2.70%, 01/15/25 (Call 11/15/24)(b)	840	819,570
3.25%, 03/15/27 (Call 02/15/27)(b)	573	547,761
4.00%, 01/15/29 (Call 11/15/28)(b)	2,317	2,233,685
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	785	726,619
2.75%, 09/16/26 (Call 08/19/26)	830	796,623
2.85%, 09/30/28 (Call 07/30/28)(b)	895	824,429
3.63%, 01/15/26 (Call 12/15/25)(a)	565	565,931
3.65%, 07/14/23	40	40,603
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	300	303,165
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,723	1,726,412
3.38%, 09/06/49 (Call 03/06/49)(b)	900	891,783
CK Hutchison International 19 Ltd.
3.25%, 04/11/24 (Call 03/11/24)(b)	500	511,620
3.63%, 04/11/29 (Call 01/11/29)(a)(b)	239	251,959
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	94	91,058
FS KKR Capital Corp.
1.65%, 10/12/24	750	718,973
2.63%, 01/15/27 (Call 12/15/26)(a)	260	245,359
3.13%, 10/12/28 (Call 08/12/28)	160	148,657
3.25%, 07/15/27 (Call 06/15/27)	712	684,004
3.40%, 01/15/26 (Call 12/15/25)	1,259	1,236,634
4.13%, 02/01/25 (Call 01/01/25)	576	582,656
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	280	282,960
4.63%, 07/15/24 (Call 06/15/24)	530	545,860
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	555	517,926
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(a)	176	172,596
3.75%, 02/10/25 (Call 01/10/25)	593	604,729
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	835	765,826
2.50%, 08/24/26 (Call 07/24/26)	399	377,973
3.38%, 04/15/24 (Call 03/15/24)	1,640	1,639,356
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	1,600	1,655,082
JAB Holdings BV
2.20%, 11/23/30 (Call 08/23/30)(a)(b)	497	458,478
3.75%, 05/28/51 (Call 11/28/50)(b)	605	574,578
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	905	869,011
5.20%, 05/01/24	650	670,991
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	680	644,525
3.50%, 02/25/25 (Call 01/25/25)	330	332,597
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	525	479,440
2.88%, 06/11/28 (Call 04/11/28)	870	790,874
3.40%, 07/15/26 (Call 06/15/26)	878	841,261
3.75%, 07/22/25 (Call 06/22/25)	541	533,353
4.00%, 03/30/25 (Call 02/28/25)	481	484,962
4.25%, 01/15/26 (Call 12/15/25)	597	601,842
5.25%, 04/15/24 (Call 03/15/24)	760	787,536
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(b)	450	459,378
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	675	627,100

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
OWL Rock Core Income Corp., 3.13%, 09/23/26 (Call 08/23/26)(b)	$15	$13,960
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	547	513,980
3.75%, 06/17/26 (Call 05/17/26)(b)	296	294,413
4.75%, 12/15/25 (Call 11/15/25)(b)	765	784,604
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	480	459,566
3.44%, 10/15/28 (Call 08/15/28)	469	421,045
3.71%, 01/22/26 (Call 12/22/25)(a)	628	619,375
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	785	704,938
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	100	95,406
3.88%, 11/01/24 (Call 10/01/24)	320	327,137

		43,386,718

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	740	696,434
1.40%, 10/15/27 (Call 08/15/27)(a)	712	659,816
2.50%, 10/15/24 (Call 09/15/24)	611	613,390
2.60%, 10/15/25 (Call 09/15/25)	829	830,606
5.75%, 08/15/23 (Call 05/15/23)(a)	263	275,246
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	357	371,358
4.75%, 05/30/25 (Call 02/28/25)	339	358,489
4.75%, 11/29/27 (Call 05/29/27)(a)	545	592,481
4.88%, 12/15/23 (Call 09/15/23)(a)	394	410,935
5.00%, 06/15/27 (Call 12/15/26)	484	525,082
5.25%, 06/01/26 (Call 12/01/25)	595	647,326
5.88%, 11/15/24 (Call 05/15/24)	243	260,790
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	430	390,348
3.85%, 01/15/30 (Call 07/15/29)	145	146,055
3.97%, 08/06/61 (Call 02/06/61)(a)	372	304,496
6.00%, 01/15/43 (Call 10/15/42)	590	638,557
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	913	907,062
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	872	951,066
5.50%, 03/01/26 (Call 12/01/25)(a)	249	274,485
6.00%, 02/15/35	639	770,856
6.38%, 05/15/33	615	759,490
7.88%, 06/15/32(a)	378	511,049
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	300	301,261
4.35%, 02/15/28 (Call 11/15/27)(a)	300	313,063
4.88%, 11/15/25 (Call 08/15/25)(a)	150	159,160
4.88%, 03/15/27 (Call 12/15/26)	685	730,289

		13,399,190

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	170	184,027
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	165	173,987
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	530	548,409
3.50%, 11/15/51 (Call 05/15/51)(a)	515	478,433
3.80%, 11/15/24 (Call 08/15/24)(a)	225	231,412
4.40%, 03/15/29 (Call 12/15/28)	428	461,483

Security	Par (000)	Value

Home Furnishings (continued)
Panasonic Corp.
2.68%, 07/19/24 (Call 06/19/24)(b)	$255	$257,575
3.11%, 07/19/29 (Call 04/19/29)(a)(b)	465	474,525
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	370	351,797
3.70%, 03/01/23	148	150,821
3.70%, 05/01/25	415	432,063
4.00%, 03/01/24	319	331,903
4.50%, 06/01/46 (Call 12/01/45)	550	589,001
4.60%, 05/15/50 (Call 11/15/49)	363	393,927
4.75%, 02/26/29 (Call 11/26/28)(a)	586	648,921
5.15%, 03/01/43	300	353,265

		6,061,549

Household Products & Wares — 0.3%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)	107	103,668
2.25%, 02/15/32 (Call 11/15/31)	510	467,427
2.65%, 04/30/30 (Call 02/01/30)	732	703,849
3.35%, 04/15/23 (Call 01/15/23)	100	101,141
4.88%, 12/06/28 (Call 09/06/28)	149	166,116
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	365	350,122
3.15%, 08/01/27 (Call 05/01/27)	147	151,492
3.95%, 08/01/47 (Call 02/01/47)	375	405,007
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	656	603,599
3.10%, 10/01/27 (Call 07/01/27)	518	532,519
3.50%, 12/15/24 (Call 09/15/24)	836	865,658
3.90%, 05/15/28 (Call 02/15/28)(a)	455	483,944
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	488	457,849
2.00%, 11/02/31 (Call 08/02/31)(a)	360	339,257
2.40%, 06/01/23	109	110,128
2.65%, 03/01/25	271	275,631
2.75%, 02/15/26	115	117,448
2.88%, 02/07/50 (Call 08/07/49)(a)	376	351,836
3.05%, 08/15/25	683	705,260
3.10%, 03/26/30 (Call 12/26/29)	734	759,012
3.20%, 04/25/29 (Call 01/25/29)	598	621,550
3.20%, 07/30/46 (Call 01/30/46)	445	432,606
3.70%, 06/01/43	355	356,614
3.90%, 05/04/47 (Call 11/04/46)	192	208,293
3.95%, 11/01/28 (Call 08/01/28)	474	514,944
5.30%, 03/01/41	395	490,794
6.63%, 08/01/37	771	1,095,203
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/31 (Call 04/01/31)(b)	395	366,149
3.25%, 03/12/25(b)	290	295,443
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	1,834	1,855,000
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	2,132	2,179,242
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	370	378,365
SC Johnson & Son Inc.
3.35%, 09/30/24 (Call 06/30/24)(b)	165	169,613
4.00%, 05/15/43 (Call 02/15/43)(b)	10	10,671
4.75%, 10/15/46 (Call 04/16/46)(a)(b)	780	956,332

		17,981,782

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 4.7%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	$257	$272,600
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	145	138,375
2.88%, 10/15/26 (Call 07/15/26)	287	295,201
3.25%, 03/17/25	267	275,172
3.60%, 04/01/30 (Call 01/01/30)	1,088	1,154,708
3.63%, 11/15/24	716	744,609
4.00%, 10/15/46 (Call 04/15/46)	325	346,765
4.75%, 01/15/49 (Call 07/15/48)	527	631,484
6.45%, 08/15/40	245	324,971
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	110	112,610
3.20%, 09/16/40 (Call 03/16/40)(b)	1,795	1,679,994
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	970	1,006,957
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	660	697,712
3.90%, 04/06/28 (Call 01/06/28)(b)	40	42,604
4.50%, 03/16/46 (Call 09/16/45)(b)	725	821,795
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	1,006	1,324,717
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	350	298,353
3.63%, 05/15/30 (Call 02/15/30)	465	474,315
4.90%, 09/15/44 (Call 03/15/44)	12	13,230
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	634	663,611
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	290	273,017
1.45%, 12/15/30 (Call 09/15/30)(a)	736	660,720
3.15%, 06/15/23	139	141,251
3.28%, 12/15/26 (Call 09/15/26)(a)	687	713,062
3.85%, 08/10/49 (Call 02/10/49)	432	449,546
4.20%, 12/15/46 (Call 06/15/46)	523	576,841
4.50%, 06/15/43(a)	494	557,515
5.35%, 06/01/33	155	184,106
5.55%, 05/09/35(a)	578	713,061
5.95%, 04/01/36	140	179,977
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(c)	450	560,250
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	807	812,205
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)(a)	537	583,230
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	369	384,422
4.50%, 06/15/47 (Call 12/15/46)	470	503,636
5.25%, 04/02/30 (Call 01/02/30)	592	669,656
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,341	1,346,919
3.40%, 06/30/30 (Call 03/30/30)	1,225	1,259,488
3.75%, 07/10/25 (Call 04/10/25)	1,123	1,168,120
3.88%, 01/15/35 (Call 07/15/34)	775	812,094
3.90%, 04/01/26 (Call 01/01/26)	1,011	1,064,251
4.13%, 02/15/24	898	935,190
4.20%, 04/01/28 (Call 01/01/28)(a)	848	919,179
4.25%, 03/15/29 (Call 12/15/28)	704	759,421
4.38%, 06/30/50 (Call 12/30/49)	768	848,677
4.38%, 01/15/55 (Call 07/15/54)	689	744,485
4.50%, 07/16/44 (Call 01/16/44)	1,569	1,740,744
4.70%, 07/10/35 (Call 01/10/35)	554	624,557
4.75%, 04/01/48 (Call 10/01/47)	1,048	1,208,339

Security	Par (000)	Value

Insurance (continued)
4.80%, 07/10/45 (Call 01/10/45)	$381	$438,805
6.25%, 05/01/36	320	415,574
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	615	631,912
Americo Life Inc., 3.45%, 04/15/31(b)	709	653,610
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	690	663,281
3.83%, 03/11/51 (Call 09/11/50)(b)	491	478,381
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	878	863,748
3.75%, 05/02/29 (Call 02/02/29)(a)	468	490,062
4.50%, 12/15/28 (Call 09/15/28)	452	494,518
6.25%, 09/30/40	410	541,451
8.21%, 01/01/27(a)	234	281,115
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	375	344,659
2.60%, 12/02/31 (Call 09/02/31)	215	203,907
2.85%, 05/28/27	155	156,085
2.90%, 08/23/51 (Call 02/23/51)(a)	615	528,261
3.90%, 02/28/52	320	321,320
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	518	531,433
3.88%, 12/15/25 (Call 09/15/25)	742	774,879
4.00%, 11/27/23 (Call 08/27/23)	355	366,055
4.25%, 12/12/42	190	201,229
4.45%, 05/24/43 (Call 02/24/43)	436	470,566
4.60%, 06/14/44 (Call 03/14/44)	410	450,662
4.75%, 05/15/45 (Call 11/15/44)	215	239,059
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	752	800,228
5.03%, 12/15/46 (Call 06/15/46)	419	485,709
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	797	763,009
7.35%, 05/01/34	85	116,268
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	482	564,205
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	888	830,358
3.05%, 03/09/52 (Call 09/09/51)(a)	365	310,239
3.50%, 05/20/51 (Call 11/20/50)	615	577,819
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	90	90,009
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	374	389,301
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	355	327,361
3.70%, 02/22/30 (Call 11/22/29)	496	506,374
4.20%, 09/27/23 (Call 08/27/23)	373	385,208
4.90%, 03/27/28 (Call 12/27/27)	390	427,871
6.75%, 02/15/34	250	314,439
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)(a)	610	605,036
3.60%, 09/15/51 (Call 03/15/51)	597	540,727
5.00%, 07/01/24(a)	422	445,239
Athene Global Funding
0.91%, 08/19/24(b)	762	738,350
0.95%, 01/08/24(b)	310	302,971
1.00%, 04/16/24(b)	684	665,973
1.20%, 10/13/23(b)	175	172,627
1.45%, 01/08/26(b)	482	460,308
1.61%, 06/29/26(b)	355	337,317
1.72%, 01/07/25(b)	615	599,916
1.73%, 10/02/26(b)	600	570,766

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.99%, 08/19/28(b)	$620	$572,271
2.45%, 08/20/27(b)	385	378,357
2.50%, 01/14/25(a)(b)	641	639,894
2.50%, 03/24/28(b)	355	342,548
2.55%, 06/29/25(b)	374	375,638
2.55%, 11/19/30(b)	685	637,626
2.65%, 10/04/31(a)(b)	450	421,659
2.67%, 06/07/31(b)	601	564,681
2.72%, 01/07/29(b)	670	646,095
2.75%, 06/25/24(b)	523	526,840
2.80%, 05/26/23(a)(b)	130	131,568
2.95%, 11/12/26(b)	100	100,278
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	452	395,740
3.50%, 01/15/31 (Call 10/15/30)	235	233,361
3.95%, 05/25/51 (Call 11/25/50)	555	529,530
4.13%, 01/12/28 (Call 10/12/27)	815	856,479
6.15%, 04/03/30 (Call 01/03/30)	625	734,816
AXA SA
6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(b)(c)(d)	250	325,035
8.60%, 12/15/30	1,003	1,352,632
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	435	454,774
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	362	359,325
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	390	409,387
5.15%, 04/01/45	400	459,064
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b) .	498	461,593
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	632	576,951
1.85%, 03/12/30 (Call 12/12/29)(a)	723	685,507
2.50%, 01/15/51 (Call 07/15/50)	615	510,029
2.85%, 10/15/50 (Call 04/15/50)	1,205	1,057,051
4.20%, 08/15/48 (Call 02/15/48)	1,838	2,033,501
4.25%, 01/15/49 (Call 07/15/48)(a)	1,644	1,833,077
4.30%, 05/15/43	540	599,677
4.40%, 05/15/42	526	591,414
5.75%, 01/15/40	590	775,141
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	1,322	1,371,299
4.50%, 02/11/43	897	1,024,540
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	325	320,015
1.00%, 04/12/24(b)	140	136,288
1.20%, 12/15/23(b)	400	392,804
1.55%, 05/24/26(b)	745	717,028
1.75%, 01/13/25(b)	435	425,474
2.00%, 06/28/28(b)	628	590,248
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	330	341,765
3.85%, 12/22/51 (Call 06/22/51)	155	135,420
4.70%, 06/22/47 (Call 12/22/46)	639	638,535
5.63%, 05/15/30 (Call 02/15/30)(a)	429	489,383
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	798	742,889
4.20%, 09/15/24 (Call 06/15/24)	741	769,707
4.50%, 03/15/29 (Call 12/15/28)	505	544,319
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	277,357

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	$250	$223,747
2.85%, 12/15/51 (Call 06/15/51)(a)	500	446,636
3.05%, 12/15/61 (Call 06/15/61)	395	352,848
3.15%, 03/15/25(a)	675	694,635
3.35%, 05/15/24(a)	601	619,345
3.35%, 05/03/26 (Call 02/03/26)	825	856,868
4.35%, 11/03/45 (Call 05/03/45)	692	790,376
Cincinnati Financial Corp., 6.92%, 05/15/28	345	427,937
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	111,240
3.45%, 08/15/27 (Call 05/15/27)	658	682,017
3.90%, 05/01/29 (Call 02/01/29)	659	699,843
3.95%, 05/15/24 (Call 02/15/24)	354	365,161
4.50%, 03/01/26 (Call 12/01/25)	782	839,431
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)(a)	551	589,773
5.25%, 05/30/29 (Call 02/28/29)	531	573,776
CNO Global Funding
1.65%, 01/06/25(b)	600	586,409
1.75%, 10/07/26(b)	585	558,121
2.65%, 01/06/29(b)	615	594,090
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	150	151,500
5.10%, (Call 10/28/24)(a)(b)(c)(d)	790	822,232
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	100	99,711
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	105	98,210
1.78%, 03/17/31 (Call 12/17/30)(b)	580	527,599
3.08%, 09/17/51 (Call 03/17/51)(b)	670	603,762
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	482	449,680
4.95%, 06/01/29 (Call 03/01/29)	550	588,387
Equitable Financial Life Global Funding
0.50%, 11/17/23(a)(b)	367	359,274
0.80%, 08/12/24(b)	485	467,201
1.00%, 01/09/26(a)(b)	390	368,419
1.10%, 11/12/24(b)	535	517,005
1.30%, 07/12/26(a)(b)	622	591,540
1.40%, 07/07/25(a)(b)	396	383,210
1.40%, 08/27/27(b)	312	292,465
1.70%, 11/12/26(a)(b)	945	903,488
1.75%, 11/15/30(b)	497	449,509
1.80%, 03/08/28(a)(b)	150	141,287
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,066	1,141,132
5.00%, 04/20/48 (Call 10/20/47)	1,071	1,189,949
7.00%, 04/01/28(a)	315	387,471
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	560	489,205
3.50%, 10/15/50 (Call 04/15/50)	875	819,826
4.87%, 06/01/44(a)	230	259,462
F&G Global Funding
0.90%, 09/20/24(b)	534	514,291
1.75%, 06/30/26(b)	917	882,896
2.00%, 09/20/28(b)	650	606,374
2.30%, 04/11/27(b)	500	484,994
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	560	553,538

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.63%, 04/29/30 (Call 01/29/30)	$657	$706,122
4.85%, 04/17/28 (Call 01/17/28)	389	413,854
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	375	390,964
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	425	506,918
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)(c)	380	462,174
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)(c)	150	174,957
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 3.231%)(b)(c)	360	395,215
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	911	988,776
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	967	901,739
3.20%, 09/17/51 (Call 03/17/51)(a)	175	145,984
3.40%, 06/15/30 (Call 03/15/30)	505	506,005
4.50%, 08/15/28 (Call 05/15/28)	352	375,469
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	680	620,726
4.00%, 05/15/30 (Call 02/15/30)	560	584,285
4.60%, 11/15/24(a)	510	539,229
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(b)	1,315	1,294,354
GA Global Funding Trust
0.80%, 09/13/24(b)	473	452,485
1.00%, 04/08/24(b)	690	666,866
1.63%, 01/15/26(b)	786	755,028
1.95%, 09/15/28(b)	722	663,645
2.25%, 01/06/27(b)	630	610,110
2.90%, 01/06/32(b)	710	665,929
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	585	545,353
4.40%, 10/15/29 (Call 07/15/29)(b)	432	448,330
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	885	830,289
4.55%, 09/15/28 (Call 06/15/28)	665	726,283
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	470	507,969
4.58%, 05/17/48 (Call 11/17/47)(a)(b)	426	489,992
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	775	823,919
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	690	655,548
Guardian Life Global Funding
0.88%, 12/10/25(b)	788	752,005
1.10%, 06/23/25(b)	386	372,895
1.25%, 05/13/26(b)	451	434,114
1.25%, 11/19/27(b)	190	177,555
1.40%, 07/06/27(a)(b)	680	640,468
1.63%, 09/16/28(b)	480	443,810
2.90%, 05/06/24(b)	670	684,546
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)(b)	450	425,757
4.85%, 01/24/77(a)(b)	326	376,572
4.88%, 06/19/64(b)	375	434,576
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	615	582,152
4.50%, 04/15/26 (Call 01/15/26)	196	209,734
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	624	618,549

Security	Par (000)	Value

Insurance (continued)
2.90%, 09/15/51 (Call 03/15/51)	$440	$374,164
3.60%, 08/19/49 (Call 02/19/49)	465	454,199
4.30%, 04/15/43	298	316,217
4.40%, 03/15/48 (Call 09/15/47)(a)	451	501,177
5.95%, 10/15/36	283	356,828
6.10%, 10/01/41	467	600,503
6.63%, 03/30/40	262	358,420
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	300	258,637
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	5	5,259
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)(b)	355	340,626
4.00%, 11/23/51 (Call 05/23/51)(b)	120	107,782
Jackson National Life Global Funding
2.65%, 06/21/24(a)(b)	376	381,238
3.05%, 04/29/26(b)	690	704,084
3.05%, 06/21/29(b)	182	183,977
3.25%, 01/30/24(b)	689	703,986
3.88%, 06/11/25(b)	562	589,259
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	50	61,855
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	310	339,896
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	600	549,361
4.35%, 02/15/25 (Call 11/15/24)	4	4,178
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,296	1,286,767
3.95%, 05/15/60 (Call 11/15/59)(b)	1,008	973,322
4.25%, 06/15/23(b)	378	389,687
4.57%, 02/01/29(a)(b)	1,096	1,218,132
6.50%, 03/15/35(a)(b)	85	113,350
6.50%, 05/01/42(b)	185	249,505
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	25	37,787
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	178	177,296
3.35%, 03/09/25	365	377,091
3.40%, 01/15/31 (Call 10/15/30)(a)	415	421,777
3.63%, 12/12/26 (Call 09/15/26)	612	641,474
3.80%, 03/01/28 (Call 12/01/27)	671	708,673
4.00%, 09/01/23	364	375,812
4.35%, 03/01/48 (Call 09/01/47)	372	401,864
4.38%, 06/15/50 (Call 12/15/49)(a)	180	196,588
6.30%, 10/09/37	369	476,082
7.00%, 06/15/40	594	828,227
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	252,356
3.20%, 05/15/30 (Call 02/15/30)	735	751,042
3.75%, 04/01/26 (Call 01/01/26)	506	534,921
4.13%, 05/15/43 (Call 11/15/42)	431	454,424
6.00%, 02/01/35	75	94,763
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(a)	320	318,786
4.06%, 02/24/32 (Call 02/24/27)(c)	740	766,153
4.15%, 03/04/26	536	567,988
5.38%, 03/04/46	675	857,255
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	465	433,596
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	359	369,109
3.45%, 05/07/52 (Call 11/07/51)	415	382,721
3.50%, 11/01/27 (Call 08/01/27)	427	444,303

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.15%, 09/17/50 (Call 03/17/50)	$501	$520,122
4.30%, 11/01/47 (Call 05/01/47)	411	436,976
5.00%, 03/30/43	70	80,511
5.00%, 04/05/46	433	501,038
5.00%, 05/20/49 (Call 11/20/48)	535	621,925
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	750	703,133
2.38%, 12/15/31 (Call 09/15/31)(a)	140	132,175
2.90%, 12/15/51 (Call 06/15/51)(a)	185	162,403
3.30%, 03/14/23 (Call 01/14/23)	216	219,373
3.50%, 06/03/24 (Call 03/03/24)	651	670,127
3.50%, 03/10/25 (Call 12/10/24)	562	582,107
3.75%, 03/14/26 (Call 12/14/25)	701	740,875
3.88%, 03/15/24 (Call 02/15/24)	707	731,582
4.05%, 10/15/23 (Call 07/15/23)	336	346,011
4.20%, 03/01/48 (Call 09/01/47)	561	610,669
4.35%, 01/30/47 (Call 07/30/46)	419	465,190
4.38%, 03/15/29 (Call 12/15/28)	1,137	1,240,086
4.75%, 03/15/39 (Call 09/15/38)	422	483,593
4.90%, 03/15/49 (Call 09/15/48)	1,106	1,323,688
5.88%, 08/01/33	360	447,417
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	200	173,605
3.38%, 04/15/50(b)	233	219,955
3.73%, 10/15/70(b)	820	772,667
4.50%, 04/15/65(b)	25	27,542
4.90%, 04/01/77(b)	563	651,010
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(c)	595	686,288
5.38%, 12/01/41(a)(b)	952	1,167,409
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	227	223,444
0.60%, 04/12/24(b)	941	914,072
0.85%, 06/09/23(b)	50	49,532
1.20%, 07/16/26(a)(b)	440	420,782
1.55%, 10/09/30(a)(b)	775	704,620
2.15%, 03/09/31(b)	555	525,709
2.35%, 01/14/27(b)	580	576,929
2.75%, 06/22/24(b)	742	752,613
2.95%, 01/11/25(a)(b)	385	395,146
3.40%, 03/08/26(b)	810	845,197
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(b)(c)	200	217,725
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	885	945,459
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	665	704,783
Met Tower Global Funding
0.70%, 04/05/24(b)	735	716,709
1.25%, 09/14/26(b)	285	271,509
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	584	731,460
MetLife Inc.
3.00%, 03/01/25	458	471,045
3.60%, 04/10/24(a)	930	962,603
3.60%, 11/13/25 (Call 08/13/25)	440	460,409
4.05%, 03/01/45	692	751,937
4.13%, 08/13/42	650	693,749
4.55%, 03/23/30 (Call 12/23/29)	490	549,851
4.60%, 05/13/46 (Call 11/13/45)	680	799,801
4.72%, 12/15/44	532	616,727
4.88%, 11/13/43	374	443,320

Security	Par (000)	Value

Insurance (continued)
5.70%, 06/15/35	$950	$1,189,979
5.88%, 02/06/41	836	1,084,120
6.38%, 06/15/34	728	956,001
6.40%, 12/15/66 (Call 12/15/31)	1,589	1,781,587
6.50%, 12/15/32(a)	826	1,079,745
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	25	34,145
10.75%, 08/01/69 (Call 08/01/34)	418	647,900
Series D, 4.37%, 09/15/23	807	835,456
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	540	520,230
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	355	345,574
0.45%, 09/01/23(a)(b)	295	289,594
0.55%, 06/07/24(a)(b)	370	357,359
0.70%, 09/27/24(b)	360	346,238
0.90%, 06/08/23(b)	730	724,288
0.95%, 07/02/25(a)(b)	840	807,622
1.55%, 01/07/31(b)	210	188,752
2.95%, 04/09/30(b)	460	462,639
3.00%, 09/19/27(a)(b)	494	507,603
3.05%, 06/17/29(b)	279	283,163
3.45%, 12/18/26(b)	919	960,470
3.60%, 01/11/24(b)	355	366,022
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	370	437,545
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	60,567
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24)(b)(c)	5	5,069
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(b)(c)	95	105,263
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	665	689,681
5.30%, 11/18/44(b)	620	728,965
6.75%, 05/15/87	50	56,875
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,769	1,842,232
4.95%, 04/22/44(b)	210	232,732
7.88%, 04/01/33(a)(b)	373	502,877
8.25%, 12/01/31(b)	80	106,806
9.38%, 08/15/39(a)(b)	135	216,545
New York Life Global Funding
0.40%, 10/21/23(b)	375	367,651
0.55%, 04/26/24(a)(b)	620	603,236
0.85%, 01/15/26(a)(b)	70	66,432
0.90%, 10/29/24(b)	255	248,893
0.95%, 06/24/25(b)	380	366,471
1.10%, 05/05/23(b)	575	572,535
1.15%, 06/09/26(a)(b)	1,250	1,190,023
1.20%, 08/07/30(b)	560	494,784
1.45%, 01/14/25(b)	300	295,504
1.85%, 08/01/31(b)	665	604,240
2.00%, 01/22/25(b)	534	530,489
2.88%, 04/10/24(b)	971	990,327
2.90%, 01/17/24(a)(b)	275	280,128
3.00%, 01/10/28(b)	1,215	1,245,621
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	856	879,456
4.45%, 05/15/69 (Call 11/15/68)(b)	895	996,681
5.88%, 05/15/33(a)(b)	190	239,729
6.75%, 11/15/39(b)	656	915,892
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(b)(c)	965	877,320

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.90%, 09/16/51 (Call 09/16/31)(b)(c)	$1,210	$1,095,408
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	1,057	1,009,435
4.00%, 09/19/47 (Call 09/19/27)(a)(b)(c)	500	506,250
4.70%, 01/20/46 (Call 01/20/26)(b)(c)	290	297,975
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	1,735	1,802,231
Northwestern Mutual Global Funding
0.60%, 03/25/24(b)	225	218,826
0.80%, 01/14/26(b)	445	423,283
1.70%, 06/01/28(a)(b)	255	243,878
1.75%, 01/11/27(b)	1,057	1,030,860
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	205	195,465
3.63%, 09/30/59 (Call 03/30/59)(b)	1,099	1,042,899
3.85%, 09/30/47 (Call 03/30/47)(b)	806	815,501
6.06%, 03/30/40(a)(b)	290	376,128
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	185	199,205
6.63%, 05/01/31(b)	420	482,618
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	295	369,089
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	697	658,947
3.88%, 08/26/26 (Call 07/26/26)	688	721,316
4.88%, 10/01/24 (Call 09/01/24)(a)	575	609,489
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	115	117,615
Pacific Life Global Funding II
0.50%, 09/23/23(b)	700	684,504
1.20%, 06/24/25(b)	654	631,515
1.38%, 04/14/26(b)	1,035	1,003,746
1.45%, 01/20/28(b)	722	670,885
1.60%, 09/21/28(b)	237	223,550
2.45%, 01/11/32(b)	940	913,490
Pacific Life Global Funding II., 0.45%, 01/27/25(b)(c)	655	654,622
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(c)	710	710,186
9.25%, 06/15/39(b)	35	56,545
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	790	754,572
5.13%, 01/30/43(b)	140	163,408
6.60%, 09/15/33(b)	65	86,522
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	350	364,539
4.50%, 10/01/50 (Call 04/01/30)(c)	465	455,700
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	361	341,793
Pricoa Global Funding I
0.80%, 09/01/25(b)	707	672,351
1.15%, 12/06/24(a)(b)	750	731,256
1.20%, 09/01/26(a)(b)	1,127	1,077,663
2.40%, 09/23/24(b)	372	374,058
3.45%, 09/01/23(a)(b)	420	431,150
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	260	249,734
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	493	466,571
3.10%, 11/15/26 (Call 08/15/26)	415	423,805
3.13%, 05/15/23	397	403,339
3.40%, 05/15/25 (Call 02/15/25)	184	188,591
3.70%, 05/15/29 (Call 02/15/29)	708	753,647

Security	Par (000)	Value

Insurance (continued)
4.30%, 11/15/46 (Call 05/15/46)(a)	$295	$328,019
4.35%, 05/15/43	335	366,914
4.63%, 09/15/42(a)	385	439,311
6.05%, 10/15/36	395	524,491
Principal Life Global Funding, 1.38%, 01/10/25(b)	300	291,982
Principal Life Global Funding II
0.50%, 01/08/24(b)	442	430,268
0.75%, 04/12/24(a)(b)	315	306,648
0.75%, 08/23/24(b)	100	96,496
0.88%, 01/12/26(b)	470	445,144
1.25%, 05/11/23(a)(b)	95	94,770
1.25%, 06/23/25(b)	571	551,570
1.25%, 08/16/26(b)	483	458,853
1.50%, 11/17/26(b)	292	277,853
1.50%, 08/27/30(a)(b)	345	309,337
1.63%, 11/19/30(a)(b)	200	181,448
2.25%, 11/21/24(b)	543	543,107
2.50%, 09/16/29(b)	452	444,779
3.00%, 04/18/26(b)	705	715,740
Progressive Corp. (The)
2.45%, 01/15/27(a)	690	696,778
3.20%, 03/26/30 (Call 12/26/29)	965	995,118
3.70%, 01/26/45(a)	262	269,228
3.95%, 03/26/50 (Call 09/26/49)	532	574,819
4.00%, 03/01/29 (Call 12/01/28)	576	621,420
4.13%, 04/15/47 (Call 10/15/46)	552	606,405
4.20%, 03/15/48 (Call 09/15/47)	545	606,815
4.35%, 04/25/44(a)	290	324,255
6.25%, 12/01/32	250	325,132
6.63%, 03/01/29(a)	85	105,508
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	451	462,875
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	372	401,342
Protective Life Global Funding
0.47%, 01/12/24(b)	210	203,669
0.50%, 04/12/23(b)	310	306,088
0.63%, 10/13/23(b)	405	397,967
0.78%, 07/05/24(b)	790	763,979
1.17%, 07/15/25(b)	735	709,275
1.30%, 09/20/26(b)	275	262,993
1.62%, 04/15/26(b)	525	505,197
1.65%, 01/13/25(b)	105	102,892
1.74%, 09/21/30(a)(b)	610	559,677
1.90%, 07/06/28(b)	510	485,342
3.10%, 04/15/24(b)	420	428,863
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	425	415,701
2.10%, 03/10/30 (Call 12/10/29)(a)	250	238,824
3.00%, 03/10/40 (Call 09/10/39)(a)	475	448,484
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	295	271,400
3.70%, 03/13/51 (Call 09/13/50)	1,338	1,355,645
3.88%, 03/27/28 (Call 12/27/27)	470	502,384
3.91%, 12/07/47 (Call 06/07/47)	757	788,291
3.94%, 12/07/49 (Call 06/07/49)	842	879,791
4.35%, 02/25/50 (Call 08/25/49)	659	736,857
4.42%, 03/27/48 (Call 09/27/47)	529	592,782
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	592	575,720
4.60%, 05/15/44(a)	370	419,300

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	$518	$520,590
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	358	366,470
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(c)	1,149	1,177,725
5.70%, 12/14/36	833	1,059,351
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(c)	1,447	1,517,179
5.75%, 07/15/33	56	68,716
6.63%, 12/01/37	175	236,582
6.63%, 06/21/40	305	416,241
Prudential PLC, 3.13%, 04/14/30	1,024	1,038,054
QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(b)(c)	30	31,965
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	626	622,855
3.90%, 05/15/29 (Call 02/15/29)	795	831,269
3.95%, 09/15/26 (Call 06/15/26)	590	627,840
4.70%, 09/15/23	33	34,349
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	785	751,038
2.50%, 10/30/24(b)	580	581,916
2.75%, 05/07/25(a)(b)	32	32,325
2.75%, 01/21/27(b)	580	579,681
3.85%, 09/19/23(b)	50	51,325
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)(a)	344	359,524
3.70%, 04/01/25 (Call 01/01/25)(a)	26	26,961
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	255	265,106
RGA Global Funding
2.00%, 11/30/26(a)(b)	500	486,808
2.70%, 01/18/29(b)	500	491,602
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	475	457,986
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	350	373,068
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(a)(b)	420	417,287
5.13%, 11/13/26 (Call 09/13/26)(b)	428	451,010
Securian Financial Group Inc., 4.80%, 04/15/48(b)	485	549,044
Security Benefit Global Funding, 1.25%, 05/17/24(b)	30	29,235
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	65	74,834
Sirius International Group Ltd., 4.60%, 11/01/26 (Call 08/01/26)(b)	185	181,207
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	290	371,802
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	190	195,225
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	51	49,229
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	898	866,570
6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	780	819,975
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	769	814,210
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	438	494,039
Symetra Financial Corp., 4.25%, 07/15/24	25	25,900
Teachers Insurance & Annuity Association of America 3.30%, 05/15/50 (Call 11/15/49)(b)	1,147	1,075,229

Security	Par (000)	Value

Insurance (continued)
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	$1,676	$1,811,887
4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	105	106,888
4.90%, 09/15/44(b)	964	1,124,657
6.85%, 12/16/39(b)	1,235	1,679,860
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	595	881,264
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	550	468,721
3.05%, 06/08/51 (Call 12/08/50)	300	279,929
3.75%, 05/15/46 (Call 11/15/45)(a)	335	347,383
4.00%, 05/30/47 (Call 11/30/46)	791	849,290
4.05%, 03/07/48 (Call 09/07/47)	373	401,930
4.10%, 03/04/49 (Call 09/04/48)	502	552,214
4.30%, 08/25/45 (Call 02/25/45)	343	385,240
4.60%, 08/01/43	490	566,712
5.35%, 11/01/40	649	805,314
6.25%, 06/15/37	570	757,306
6.75%, 06/20/36	420	580,380
Travelers Property Casualty Corp., 6.38%, 03/15/33	484	633,114
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	155	165,766
6.13%, 08/15/43	387	490,864
Unum Group
3.88%, 11/05/25	20	20,778
4.00%, 03/15/24	595	616,135
4.00%, 06/15/29 (Call 03/15/29)	61	64,443
4.13%, 06/15/51 (Call 12/15/50)	275	249,422
4.50%, 12/15/49 (Call 06/15/49)	240	232,607
5.75%, 08/15/42	241	268,793
Voya Financial Inc.
3.65%, 06/15/26	485	510,690
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	528	510,195
4.80%, 06/15/46	453	517,930
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(c)	624	630,072
5.70%, 07/15/43	324	402,971
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	405	334,592
3.55%, 03/30/52 (Call 09/30/51)	292	274,774
4.00%, 05/12/50 (Call 11/12/49)	470	477,235
4.75%, 08/01/44(a)	325	368,998
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	250	304,696
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	505	487,244
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	290	356,339
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	660	646,472
3.60%, 05/15/24 (Call 03/15/24)	620	635,902
3.88%, 09/15/49 (Call 03/15/49)	555	543,225
4.50%, 09/15/28 (Call 06/15/28)	747	796,164
5.05%, 09/15/48 (Call 03/15/48)(a)	150	171,812
XLIT Ltd.
4.45%, 03/31/25	754	795,893
5.25%, 12/15/43	395	500,906
5.50%, 03/31/45	385	477,774

		310,459,642

Internet — 1.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	465	418,525

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
2.70%, 02/09/41 (Call 08/09/40)	$375	$299,969
2.80%, 06/06/23 (Call 05/06/23)	465	469,974
3.15%, 02/09/51 (Call 08/09/50)	395	316,960
3.25%, 02/09/61 (Call 08/09/60)	695	541,303
3.40%, 12/06/27 (Call 09/06/27)(a)	2,342	2,377,109
3.60%, 11/28/24 (Call 08/28/24)	1,988	2,039,769
4.00%, 12/06/37 (Call 06/06/37)	2,307	2,271,432
4.20%, 12/06/47 (Call 06/06/47)	715	692,350
4.40%, 12/06/57 (Call 06/06/57)	1,085	1,067,296
4.50%, 11/28/34 (Call 05/28/34)	645	680,544
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	711	673,777
0.80%, 08/15/27 (Call 06/15/27)(a)	1,025	948,901
1.10%, 08/15/30 (Call 05/15/30)	1,811	1,634,638
1.90%, 08/15/40 (Call 02/15/40)	1,195	1,001,944
2.00%, 08/15/26 (Call 05/15/26)	1,769	1,771,229
2.05%, 08/15/50 (Call 02/15/50)	1,660	1,339,562
2.25%, 08/15/60 (Call 02/15/60)	1,617	1,291,485
3.38%, 02/25/24	771	793,941
Amazon.com Inc.
0.40%, 06/03/23	714	706,161
0.45%, 05/12/24	1,322	1,288,837
0.80%, 06/03/25 (Call 05/03/25)	1,957	1,887,414
1.00%, 05/12/26 (Call 04/12/26)	1,025	987,046
1.20%, 06/03/27 (Call 04/03/27)	1,032	981,162
1.50%, 06/03/30 (Call 03/03/30)	1,735	1,606,303
1.65%, 05/12/28 (Call 03/12/28)	2,010	1,933,403
2.10%, 05/12/31 (Call 02/12/31)	1,544	1,486,362
2.50%, 06/03/50 (Call 12/03/49)	2,480	2,140,974
2.70%, 06/03/60 (Call 12/03/59)	1,639	1,398,158
2.80%, 08/22/24 (Call 06/22/24)	1,777	1,817,092
2.88%, 05/12/41 (Call 11/12/40)	1,650	1,574,976
3.10%, 05/12/51 (Call 11/12/50)(a)	1,905	1,841,415
3.15%, 08/22/27 (Call 05/22/27)	2,682	2,802,736
3.25%, 05/12/61 (Call 11/12/60)(a)	1,500	1,427,568
3.80%, 12/05/24 (Call 09/05/24)	1,348	1,410,370
3.88%, 08/22/37 (Call 02/22/37)	2,203	2,412,287
4.05%, 08/22/47 (Call 02/22/47)(a)	2,413	2,688,189
4.25%, 08/22/57 (Call 02/22/57)	1,818	2,102,798
4.80%, 12/05/34 (Call 06/05/34)	1,150	1,384,062
4.95%, 12/05/44 (Call 06/05/44)	1,623	2,012,898
5.20%, 12/03/25 (Call 09/03/25)	1,452	1,601,422
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	235	221,478
2.38%, 08/23/31 (Call 05/23/31)	415	380,042
3.08%, 04/07/25 (Call 03/07/25)(a)	200	201,943
3.43%, 04/07/30 (Call 01/07/30)	290	291,438
3.63%, 07/06/27	480	492,501
3.88%, 09/29/23 (Call 08/29/23)	360	369,395
4.38%, 03/29/28 (Call 12/29/27)(a)	359	381,198
4.88%, 11/14/28 (Call 08/14/28)(a)	545	598,472
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	391	395,500
3.55%, 03/15/28 (Call 12/15/27)(a)	811	859,518
3.60%, 06/01/26 (Call 03/01/26)(a)	1,213	1,268,906
3.65%, 03/15/25 (Call 12/15/24)	560	581,796
4.63%, 04/13/30 (Call 01/13/30)	1,186	1,325,823
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	1,227	1,174,403
1.90%, 03/11/25 (Call 02/11/25)	694	684,759

Security	Par (000)	Value

Internet (continued)
2.60%, 05/10/31 (Call 02/10/31)	$761	$723,135
2.70%, 03/11/30 (Call 12/11/29)(a)	957	927,758
3.45%, 08/01/24 (Call 05/01/24)(a)	903	927,052
3.60%, 06/05/27 (Call 03/05/27)	627	656,491
3.65%, 05/10/51 (Call 11/10/50)	780	731,576
4.00%, 07/15/42 (Call 01/15/42)	731	730,201
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	954	915,020
3.25%, 02/15/30 (Call 11/15/29)	1,131	1,115,571
3.60%, 12/15/23 (Call 11/15/23)	325	332,191
3.80%, 02/15/28 (Call 11/15/27)	732	752,492
4.50%, 08/15/24 (Call 05/15/24)	517	539,933
4.63%, 08/01/27 (Call 05/01/27)	959	1,026,530
5.00%, 02/15/26 (Call 11/15/25)	914	984,132
6.25%, 05/01/25 (Call 02/01/25)(a)(b)	929	1,020,157
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)(a)	214	214,592
3.88%, 04/29/26(a)	225	234,139
Meituan
2.13%, 10/28/25 (Call 09/28/25)(b)	200	183,836
3.05%, 10/28/30 (Call 07/28/30)(a)(b)	800	667,340
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	425	434,563
4.38%, 11/15/26(a)	990	1,045,113
4.88%, 04/15/28	590	632,067
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	685	746,941
5.38%, 11/15/29(a)(b)	1,020	1,139,212
5.75%, 03/01/24	110	116,875
5.88%, 02/15/25(a)	744	808,170
5.88%, 11/15/28	500	565,325
6.38%, 05/15/29	740	860,428
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	1,252	1,049,685
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	976	879,572
3.83%, 02/08/51 (Call 08/08/50)(b)	1,140	861,808
4.03%, 08/03/50 (Call 02/03/50)(b)	955	752,446
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	200	193,602
2.39%, 06/03/30 (Call 03/03/30)(b)	1,425	1,324,309
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	1,130	1,085,184
3.24%, 06/03/50 (Call 12/03/49)(b)	1,545	1,267,626
3.28%, 04/11/24 (Call 03/11/24)(b)	1,020	1,041,675
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	895	709,601
3.58%, 04/11/26 (Call 02/11/26)(b)	583	602,420
3.60%, 01/19/28 (Call 10/19/27)(b)	1,495	1,523,734
3.68%, 04/22/41 (Call 10/22/40)(b)	385	355,322
3.80%, 02/11/25(b)	55	57,019
3.84%, 04/22/51 (Call 10/22/50)(b)	1,495	1,369,734
3.93%, 01/19/38 (Call 07/19/37)(b)	284	275,332
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	770	700,548
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	2,160	2,246,521
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	660	680,527
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	690	615,383
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	865	802,729
4.75%, 07/15/27 (Call 07/15/22)	660	680,605
5.25%, 04/01/25 (Call 01/01/25)(a)	350	374,500

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)(a)	$175	$162,248
3.50%, 07/05/24 (Call 06/05/24)(a)	465	469,002

		106,461,485

Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	35	35,627
4.25%, 07/16/29(a)	697	714,440
4.55%, 03/11/26	455	477,924
6.75%, 03/01/41	561	684,742
7.00%, 10/15/39	422	513,784
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	100	104,783
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(a)(b)	585	584,011
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	530	524,205
2.70%, 06/01/30 (Call 03/01/30)	724	711,788
2.98%, 12/15/55 (Call 06/15/55)	887	763,182
3.95%, 05/01/28 (Call 02/01/28)	525	559,507
4.00%, 08/01/23 (Call 05/01/23)	390	400,357
4.40%, 05/01/48 (Call 11/01/47)	290	328,620
5.20%, 08/01/43 (Call 02/01/43)(a)	25	30,842
POSCO
2.50%, 01/17/25(b)	300	300,552
2.75%, 07/15/24(b)	490	495,367
4.00%, 08/01/23(b)	225	231,456
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	365	350,968
2.15%, 08/15/30 (Call 05/15/30)	410	380,125
4.50%, 04/15/23 (Call 01/15/23)	383	391,846
6.85%, 11/15/36	270	364,833
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	202	190,325
2.40%, 06/15/25 (Call 05/15/25)	192	191,531
2.80%, 12/15/24 (Call 11/15/24)	526	533,867
3.25%, 01/15/31 (Call 10/15/30)	600	599,101
3.25%, 10/15/50 (Call 04/15/50)(a)	491	436,000
3.45%, 04/15/30 (Call 01/15/30)	720	730,624
5.00%, 12/15/26 (Call 03/31/22)	715	734,302
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)(a)	1,475	1,459,512
6.25%, 08/10/26	1,456	1,648,935
6.88%, 11/21/36	1,837	2,259,510
6.88%, 11/10/39(a)	957	1,183,799
8.25%, 01/17/34	30	39,488
Vale SA, 5.63%, 09/11/42(a)	602	663,109

		19,619,062

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	655	629,987
2.40%, 08/18/31 (Call 05/18/31)	450	411,596
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	79	80,568
4.63%, 07/28/45 (Call 01/28/45)	363	354,446

		1,476,597

Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	398	409,927
3.70%, 01/15/31 (Call 10/15/30)	372	376,564

Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 10/01/22)(a)	$140	$136,971
3.38%, 07/15/23 (Call 04/15/23)	354	358,271
4.38%, 09/15/28 (Call 06/15/28)	431	450,719
4.85%, 03/15/26 (Call 12/15/25)	457	485,745
5.38%, 04/23/25 (Call 03/23/25)	577	624,205
5.75%, 04/23/30 (Call 01/23/30)(a)	540	622,470
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	620	596,837
3.20%, 08/08/24 (Call 07/08/24)(a)	1,386	1,366,262
3.50%, 08/18/26 (Call 06/18/26)(a)	723	702,534
3.90%, 08/08/29 (Call 05/08/29)(a)	580	556,316
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)(a)	235	241,240
3.75%, 03/15/25 (Call 12/15/24)	540	556,772
3.75%, 10/01/25 (Call 07/01/25)	514	532,273
4.50%, 10/01/34 (Call 04/01/34)	363	382,924
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	325	345,350
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	447	489,181
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	887	957,735
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	995	992,070
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	757	721,530
Series II, 2.75%, 10/15/33 (Call 07/15/33)	390	359,675
Series R, 3.13%, 06/15/26 (Call 03/15/26)	764	776,703
Series X, 4.00%, 04/15/28 (Call 01/15/28)	512	532,150
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	375	386,837
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	73	69,510
4.38%, 06/18/30 (Call 03/18/30)(a)	215	197,262
5.13%, 08/08/25 (Call 06/08/25)	100	98,980
5.40%, 08/08/28 (Call 05/08/28)	795	778,774

		15,105,787

Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	231	245,798
4.38%, 08/05/42	140	160,129
Caterpillar Financial Services Corp.
0.45%, 09/14/23(a)	965	948,042
0.45%, 05/17/24	365	354,297
0.60%, 09/13/24	35	33,831
0.65%, 07/07/23	539	532,685
0.80%, 11/13/25(a)	965	918,271
0.90%, 03/02/26	578	551,017
0.95%, 01/10/24(a)	300	296,229
1.10%, 09/14/27(a)	805	755,651
1.15%, 09/14/26	235	224,336
1.45%, 05/15/25	467	457,072
1.70%, 01/08/27(a)	720	702,953
2.15%, 11/08/24	1,160	1,165,927
2.40%, 08/09/26	350	353,598
2.63%, 03/01/23	186	188,253
2.85%, 05/17/24	819	836,502
3.25%, 12/01/24(a)	676	699,655
3.30%, 06/09/24	350	362,213
3.45%, 05/15/23	424	434,608
3.65%, 12/07/23	697	721,198
3.75%, 11/24/23	591	612,834
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	542	518,693
2.60%, 09/19/29 (Call 06/19/29)	565	564,543

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.60%, 04/09/30 (Call 01/09/30)(a)	$777	$776,345
3.25%, 09/19/49 (Call 03/19/49)	1,149	1,130,793
3.25%, 04/09/50 (Call 10/09/49)	876	861,347
3.40%, 05/15/24 (Call 02/15/24)	488	503,337
3.80%, 08/15/42(a)	1,077	1,145,788
4.30%, 05/15/44 (Call 11/15/43)	239	272,589
4.75%, 05/15/64 (Call 11/15/63)	315	395,963
5.20%, 05/27/41	801	1,002,830
5.30%, 09/15/35	320	398,046
6.05%, 08/15/36	65	86,018
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	305	289,553
1.88%, 01/15/26 (Call 12/15/25)(a)	677	659,577
1.95%, 07/02/23	360	359,798
4.20%, 01/15/24	233	240,749
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	387	404,030
4.50%, 08/15/23	553	570,590
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	619	630,814
2.88%, 09/07/49 (Call 03/07/49)	664	609,164
3.10%, 04/15/30 (Call 01/15/30)	415	429,024
3.75%, 04/15/50 (Call 10/15/49)(a)	724	767,423
3.90%, 06/09/42 (Call 12/09/41)	780	842,209
5.38%, 10/16/29(a)	698	831,441
7.13%, 03/03/31	177	235,918
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	573	579,243
3.15%, 11/15/25 (Call 08/15/25)	355	366,850
5.38%, 10/15/35	433	508,828
5.38%, 03/01/41 (Call 12/01/40)	407	485,609
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	635	584,451
3.50%, 10/01/30 (Call 07/01/30)(a)	685	680,224
IBM Corp., 2.20%, 02/09/27	80	79,391
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	215	204,881
3.00%, 05/01/30 (Call 02/01/30)	977	963,182
John Deere Capital Corp.
0.40%, 10/10/23	267	262,231
0.45%, 01/17/24	585	571,996
0.45%, 06/07/24	240	232,798
0.63%, 09/10/24	205	199,219
0.70%, 07/05/23	381	376,634
0.70%, 01/15/26	865	819,016
1.05%, 06/17/26(a)	618	592,585
1.20%, 04/06/23	407	406,683
1.25%, 01/10/25(a)	670	656,354
1.30%, 10/13/26(a)	470	452,472
1.45%, 01/15/31(a)	281	255,780
1.50%, 03/06/28(a)	510	488,176
1.70%, 01/11/27	707	691,690
1.75%, 03/09/27	558	546,685
2.00%, 06/17/31	785	746,428
2.05%, 01/09/25	552	552,882
2.25%, 09/14/26	418	420,018
2.45%, 01/09/30	515	508,738
2.60%, 03/07/24	323	328,605
2.65%, 06/24/24	610	619,705
2.65%, 06/10/26	106	108,121

Security	Par (000)	Value

Machinery (continued)
2.80%, 03/06/23	$542	$549,609
2.80%, 09/08/27	558	571,871
2.80%, 07/18/29	582	591,799
3.05%, 01/06/28	275	284,921
3.35%, 06/12/24	565	581,348
3.40%, 09/11/25	130	135,161
3.45%, 06/07/23	356	364,603
3.45%, 01/10/24	416	428,531
3.45%, 03/13/25	685	714,850
3.45%, 03/07/29	453	478,924
3.65%, 10/12/23(a)	301	310,008
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	225	213,432
4.55%, 04/15/28 (Call 01/15/28)	60	64,424
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	625	614,770
4.60%, 05/15/28 (Call 02/15/28)	365	391,883
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	1,096	1,087,725
2.29%, 04/05/27 (Call 02/05/27)(a)	385	379,275
2.57%, 02/15/30 (Call 11/15/29)	1,494	1,444,211
3.11%, 02/15/40 (Call 08/15/39)	621	573,468
3.36%, 02/15/50 (Call 08/15/49)	547	509,774
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	35	34,396
1.75%, 08/15/31 (Call 05/15/31)(a)	385	352,406
2.80%, 08/15/61 (Call 02/15/61)	420	362,515
2.88%, 03/01/25 (Call 12/01/24)	115	117,560
3.50%, 03/01/29 (Call 12/01/28)	685	724,962
4.20%, 03/01/49 (Call 09/01/48)(a)	277	312,998
6.25%, 12/01/37	262	342,209
6.70%, 01/15/28(a)	200	243,582
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	519	523,908
3.45%, 11/15/26 (Call 08/15/26)	728	736,833
4.38%, 08/15/23 (Call 05/15/23)(a)	235	240,283
4.40%, 03/15/24 (Call 02/15/24)	492	509,704
4.95%, 09/15/28 (Call 06/15/28)	1,104	1,200,142
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	493	472,181
2.25%, 01/30/31 (Call 10/30/30)(a)	463	435,693
3.25%, 11/01/26 (Call 08/01/26)	496	511,630
4.38%, 11/01/46 (Call 05/01/46)(a)	295	323,601

		58,106,346

Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	766	763,268
2.25%, 03/15/23 (Call 02/15/23)	279	281,274
2.25%, 09/19/26 (Call 06/19/26)	493	492,026
2.38%, 08/26/29 (Call 05/26/29)	821	802,234
2.65%, 04/15/25 (Call 03/15/25)	326	331,130
2.88%, 10/15/27 (Call 07/15/27)(a)	845	868,248
3.00%, 08/07/25	507	519,192
3.05%, 04/15/30 (Call 01/15/30)(a)	888	908,972
3.13%, 09/19/46 (Call 03/19/46)	503	474,165
3.25%, 02/14/24 (Call 01/14/24)	606	623,469
3.25%, 08/26/49 (Call 02/26/49)(a)	900	858,297
3.38%, 03/01/29 (Call 12/01/28)(a)	514	535,204
3.63%, 09/14/28 (Call 06/14/28)	479	508,309
3.63%, 10/15/47 (Call 04/15/47)	594	597,486

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.70%, 04/15/50 (Call 10/15/49)	$577	$592,234
3.88%, 06/15/44	20	20,858
4.00%, 09/14/48 (Call 03/14/48)(a)	1,060	1,132,588
5.70%, 03/15/37	525	668,821
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	750	677,676
2.75%, 03/01/30 (Call 12/01/29)	760	736,894
3.50%, 12/01/24 (Call 10/01/24)	336	346,453
3.75%, 12/01/27 (Call 09/01/27)	540	565,148
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	558	575,395
3.92%, 09/15/47 (Call 03/15/47)(a)	257	267,653
4.00%, 11/02/32	905	987,826
4.15%, 11/02/42	823	883,681
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	440	489,729
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,266	5,919,970
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	255	285,722
4.50%, 03/11/44	35	38,999
5.88%, 01/14/38	95	118,356
6.15%, 08/07/37	35	44,035
6.75%, 03/15/32	2,394	3,090,397
6.88%, 01/10/39(a)	1,205	1,651,028
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,004	1,026,378
3.50%, 03/01/24 (Call 12/01/23)	627	645,450
3.90%, 09/01/42 (Call 03/01/42)	1,265	1,341,066
4.88%, 09/15/41 (Call 03/15/41)(a)	225	271,584
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	639	646,921
3.25%, 03/01/27 (Call 12/01/26)(a)	556	575,531
3.25%, 06/14/29 (Call 03/14/29)	766	780,727
3.30%, 11/21/24 (Call 08/21/24)	394	402,851
4.00%, 06/14/49 (Call 12/14/48)	637	668,964
4.10%, 03/01/47 (Call 09/01/46)	610	643,945
4.20%, 11/21/34 (Call 05/21/34)	664	715,014
4.45%, 11/21/44 (Call 05/21/44)	607	670,591
6.25%, 05/15/38(a)	125	159,992
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	435	471,324
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	2,011	1,965,936
1.20%, 03/11/26(b)	2,055	1,967,862
1.70%, 03/11/28(b)	1,410	1,338,801
2.00%, 09/15/23(b)	400	401,789
2.15%, 03/11/31(a)(b)	1,866	1,775,005
2.35%, 10/15/26(b)	1,020	1,017,667
2.88%, 03/11/41(b)	870	813,139
3.13%, 03/16/24(b)	250	255,723
3.25%, 05/27/25(a)(b)	1,460	1,505,367
3.30%, 09/15/46(b)	1,226	1,203,126
3.40%, 03/16/27(b)	740	769,196
4.20%, 03/16/47(b)	1,499	1,678,809
4.40%, 05/27/45(a)(b)	1,122	1,292,140
6.13%, 08/17/26(a)(b)	830	962,549
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	427	400,087
3.00%, 06/01/30 (Call 03/01/30)	680	669,628
3.38%, 03/01/28 (Call 12/01/27)	37	37,805

Security	Par (000)	Value

Manufacturing (continued)
3.65%, 03/15/27 (Call 12/15/26)(a)	$360	$372,062
3.88%, 03/01/25 (Call 12/01/24)	375	391,173
3.90%, 09/17/29 (Call 06/17/29)	410	431,675
4.00%, 03/15/26 (Call 12/15/25)	526	552,713
4.30%, 03/01/24 (Call 12/01/23)	350	363,421
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	559	581,750
4.25%, 06/15/23	389	400,891
4.30%, 02/21/48 (Call 08/21/47)	340	363,807
5.75%, 06/15/43	239	300,166
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	376	392,462
3.55%, 11/01/24 (Call 08/01/24)	610	629,950
3.80%, 03/21/29 (Call 12/21/28)	564	591,427
4.50%, 03/21/49 (Call 09/21/48)	319	352,149
4.65%, 11/01/44 (Call 05/01/44)	365	412,919

		60,868,269

Media — 2.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	665	614,141
2.30%, 02/01/32 (Call 11/01/31)	890	790,372
2.80%, 04/01/31 (Call 01/01/31)	928	859,489
3.50%, 06/01/41 (Call 12/01/40)(a)	1,295	1,119,000
3.50%, 03/01/42 (Call 09/01/41)(a)	1,269	1,093,946
3.70%, 04/01/51 (Call 10/01/50)	1,784	1,496,695
3.75%, 02/15/28 (Call 11/15/27)	922	939,833
3.85%, 04/01/61 (Call 10/01/60)	1,322	1,098,019
3.90%, 06/01/52 (Call 12/01/51)	1,410	1,226,346
3.95%, 06/30/62 (Call 12/30/61)	1,110	928,646
4.20%, 03/15/28 (Call 12/15/27)(a)	1,008	1,051,139
4.40%, 12/01/61 (Call 06/01/61)	1,157	1,031,035
4.50%, 02/01/24 (Call 01/01/24)	1,179	1,226,783
4.80%, 03/01/50 (Call 09/01/49)	1,939	1,896,127
4.91%, 07/23/25 (Call 04/23/25)	1,786	1,893,218
5.05%, 03/30/29 (Call 12/30/28)	919	998,945
5.13%, 07/01/49 (Call 01/01/49)	1,125	1,145,105
5.38%, 04/01/38 (Call 10/01/37)	690	721,725
5.38%, 05/01/47 (Call 11/01/46)	2,136	2,254,037
5.75%, 04/01/48 (Call 10/01/47)(a)	2,075	2,293,649
6.38%, 10/23/35 (Call 04/23/35)	1,696	2,027,149
6.48%, 10/23/45 (Call 04/23/45)	2,902	3,467,432
6.83%, 10/23/55 (Call 04/23/55)	670	839,288
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,568	1,393,814
1.95%, 01/15/31 (Call 10/15/30)	1,337	1,231,226
2.35%, 01/15/27 (Call 10/15/26)(a)	1,236	1,226,315
2.45%, 08/15/52 (Call 02/15/52)(a)	878	707,443
2.65%, 02/01/30 (Call 11/01/29)	1,495	1,464,340
2.65%, 08/15/62 (Call 02/15/62)	768	596,452
2.80%, 01/15/51 (Call 07/15/50)	1,550	1,293,930
2.89%, 11/01/51 (Call 05/01/51)(b)	3,570	3,096,839
2.94%, 11/01/56 (Call 05/01/56)(b)	4,387	3,692,418
2.99%, 11/01/63 (Call 05/01/63)(b)	2,996	2,494,448
3.15%, 03/01/26 (Call 12/01/25)	1,637	1,687,316
3.15%, 02/15/28 (Call 11/15/27)	1,633	1,668,489
3.20%, 07/15/36 (Call 01/15/36)	535	514,457
3.25%, 11/01/39 (Call 05/01/39)	1,328	1,258,197
3.30%, 02/01/27 (Call 11/01/26)(a)	757	781,781
3.30%, 04/01/27 (Call 02/01/27)(a)	460	477,717

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.38%, 02/15/25 (Call 11/15/24)	$788	$812,220
3.38%, 08/15/25 (Call 05/15/25)	1,189	1,225,849
3.40%, 04/01/30 (Call 01/01/30)	1,332	1,373,942
3.40%, 07/15/46 (Call 01/15/46)	1,281	1,203,871
3.45%, 02/01/50 (Call 08/01/49)	1,433	1,336,891
3.55%, 05/01/28 (Call 02/01/28)	725	753,809
3.70%, 04/15/24 (Call 03/15/24)	2,083	2,157,973
3.75%, 04/01/40 (Call 10/01/39)	1,137	1,148,092
3.90%, 03/01/38 (Call 09/01/37)	1,082	1,101,618
3.95%, 10/15/25 (Call 08/15/25)	2,383	2,513,608
3.97%, 11/01/47 (Call 05/01/47)	1,161	1,180,228
4.00%, 08/15/47 (Call 02/15/47)	633	642,880
4.00%, 03/01/48 (Call 09/01/47)	969	991,942
4.00%, 11/01/49 (Call 05/01/49)(a)	1,511	1,536,672
4.05%, 11/01/52 (Call 05/01/52)	781	819,043
4.15%, 10/15/28 (Call 07/15/28)	2,389	2,589,445
4.20%, 08/15/34 (Call 02/15/34)	561	613,210
4.25%, 10/15/30 (Call 07/15/30)	856	941,500
4.25%, 01/15/33	1,129	1,230,960
4.40%, 08/15/35 (Call 02/15/35)	496	547,417
4.60%, 10/15/38 (Call 04/15/38)	875	980,354
4.60%, 08/15/45 (Call 02/15/45)	757	837,086
4.65%, 07/15/42	540	611,862
4.70%, 10/15/48 (Call 04/15/48)	1,612	1,850,166
4.75%, 03/01/44	450	509,052
4.95%, 10/15/58 (Call 04/15/58)	1,070	1,299,733
5.65%, 06/15/35	787	973,515
6.40%, 03/01/40	105	143,827
6.45%, 03/15/37	82	108,232
6.50%, 11/15/35	789	1,045,875
6.55%, 07/01/39	385	522,430
6.95%, 08/15/37	427	590,518
7.05%, 03/15/33	719	952,721
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	585	517,239
2.60%, 06/15/31 (Call 03/15/31)(b)	685	645,006
2.95%, 06/30/23 (Call 03/30/23)(b)	330	334,181
2.95%, 10/01/50 (Call 04/01/50)(b)	645	531,371
3.15%, 08/15/24 (Call 06/15/24)(b)	425	433,450
3.35%, 09/15/26 (Call 06/15/26)(b)	1,143	1,174,999
3.50%, 08/15/27 (Call 05/15/27)(b)	891	920,768
3.60%, 06/15/51 (Call 12/15/50)(b)	485	449,202
3.85%, 02/01/25 (Call 11/01/24)(b)	576	597,313
4.50%, 06/30/43 (Call 12/30/42)(b)	670	708,103
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	265	289,043
4.70%, 12/15/42(a)(b)	460	508,734
4.80%, 02/01/35 (Call 08/01/34)(b)	806	886,788
8.38%, 03/01/39(b)	485	744,671
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	405	409,305
3.45%, 03/15/25 (Call 12/15/24)	504	514,238
3.63%, 05/15/30 (Call 02/15/30)	708	711,901
3.80%, 03/13/24 (Call 01/13/24)(a)	646	663,375
3.90%, 11/15/24 (Call 08/15/24)	145	149,830
3.95%, 06/15/25 (Call 03/15/25)	413	427,484
3.95%, 03/20/28 (Call 12/20/27)	1,340	1,382,183
4.00%, 09/15/55 (Call 03/15/55)	1,072	974,158
4.13%, 05/15/29 (Call 02/15/29)(a)	618	640,021
4.65%, 05/15/50 (Call 11/15/49)(a)	909	929,241
4.88%, 04/01/43	523	547,214

Security	Par (000)	Value

Media (continued)
4.90%, 03/11/26 (Call 12/11/25)	$746	$794,740
4.95%, 05/15/42(a)	105	106,792
5.00%, 09/20/37 (Call 03/20/37)	420	452,789
5.20%, 09/20/47 (Call 03/20/47)(a)	1,025	1,095,538
5.30%, 05/15/49 (Call 11/15/48)(a)	658	714,163
6.35%, 06/01/40	730	877,417
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	215	216,479
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	752	767,212
3.50%, 04/08/30 (Call 01/08/30)(a)	585	597,021
4.03%, 01/25/24 (Call 12/25/23)	969	1,004,038
4.71%, 01/25/29 (Call 10/25/28)	1,578	1,722,288
5.48%, 01/25/39 (Call 07/25/38)	1,279	1,491,167
5.58%, 01/25/49 (Call 07/25/48)(a)	1,156	1,390,831
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(a)	168	177,300
5.00%, 05/13/45 (Call 11/13/44)	549	595,693
5.25%, 05/24/49 (Call 11/24/48)(a)	540	618,964
6.13%, 01/31/46 (Call 07/31/45)(a)	450	561,384
6.63%, 03/18/25	865	961,491
6.63%, 01/15/40	1,334	1,675,214
8.50%, 03/11/32	30	41,044
NBCUniversal Media LLC
4.45%, 01/15/43	770	822,608
5.95%, 04/01/41	625	795,628
6.40%, 04/30/40	385	520,136
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	714	705,146
3.38%, 02/15/28 (Call 11/15/27)	393	394,872
3.50%, 01/15/25 (Call 10/15/24)(a)	708	729,694
3.70%, 08/15/24 (Call 03/03/22)	503	522,564
3.70%, 06/01/28 (Call 03/01/28)(a)	409	424,841
3.88%, 04/01/24 (Call 03/18/22)	136	141,454
4.00%, 01/15/26 (Call 10/15/25)	712	743,107
4.20%, 06/01/29 (Call 03/01/29)(a)	507	527,930
4.38%, 03/15/43	1,135	1,132,493
4.60%, 01/15/45 (Call 07/15/44)	657	661,365
4.75%, 05/15/25 (Call 04/15/25)	1,074	1,146,797
4.85%, 07/01/42 (Call 01/01/42)	621	655,711
4.90%, 08/15/44 (Call 02/15/44)	465	488,280
4.95%, 01/15/31 (Call 10/15/30)(a)	897	972,250
4.95%, 05/19/50 (Call 11/19/49)(a)	823	898,251
5.25%, 04/01/44 (Call 10/01/43)(a)	266	289,807
5.50%, 05/15/33	793	914,809
5.85%, 09/01/43 (Call 03/01/43)	890	1,061,154
5.90%, 10/15/40 (Call 04/15/40)(a)	115	137,611
6.88%, 04/30/36(a)	757	954,776
7.88%, 07/30/30	410	525,368
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	146	193,532
Sky Ltd., 3.75%, 09/16/24(b)	1,174	1,219,440
TCI Communications Inc.
7.13%, 02/15/28	528	648,937
7.88%, 02/15/26	300	359,843
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	662	684,711
4.30%, 11/23/23 (Call 08/23/23)	316	326,745
5.50%, 08/15/35	330	398,485
5.65%, 11/23/43 (Call 05/23/43)	145	184,607
5.85%, 04/15/40	514	664,249

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	$453	$426,799
5.50%, 09/01/41 (Call 03/01/41)	1,271	1,354,839
5.88%, 11/15/40 (Call 05/15/40)	1,092	1,221,885
6.55%, 05/01/37	1,450	1,742,726
6.75%, 06/15/39	1,420	1,723,562
7.30%, 07/01/38	1,325	1,658,494
Time Warner Entertainment Co. LP
8.38%, 03/15/23	663	707,076
8.38%, 07/15/33	863	1,177,486
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,039	1,019,431
2.95%, 06/15/27(a)	832	851,007
3.00%, 02/13/26(a)	945	972,423
3.00%, 07/30/46(a)	610	555,308
3.15%, 09/17/25	838	861,584
3.70%, 12/01/42	573	584,222
4.13%, 06/01/44	815	874,752
4.38%, 08/16/41	354	391,941
Series B, 7.00%, 03/01/32	665	891,442
Series E, 4.13%, 12/01/41	678	723,130
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)(a)	916	955,978
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,080	1,075,073
1.75%, 01/13/26	839	823,487
2.00%, 09/01/29 (Call 06/01/29)	1,825	1,742,075
2.20%, 01/13/28(a)	729	714,121
2.65%, 01/13/31	1,525	1,510,289
2.75%, 09/01/49 (Call 03/01/49)	1,360	1,188,094
3.35%, 03/24/25	1,518	1,573,169
3.38%, 11/15/26 (Call 08/15/26)	616	643,549
3.50%, 05/13/40 (Call 11/13/39)	1,580	1,573,959
3.60%, 01/13/51 (Call 07/13/50)	1,925	1,947,758
3.70%, 09/15/24 (Call 06/15/24)	791	820,807
3.70%, 10/15/25 (Call 07/15/25)	146	152,206
3.70%, 03/23/27(a)	398	421,942
3.80%, 03/22/30(a)	1,080	1,157,488
3.80%, 05/13/60 (Call 11/13/59)	554	571,440
4.00%, 10/01/23	213	220,471
4.63%, 03/23/40 (Call 09/23/39)	790	904,324
4.70%, 03/23/50 (Call 09/23/49)(a)	1,450	1,714,752
4.75%, 09/15/44 (Call 03/15/44)	621	719,874
4.75%, 11/15/46 (Call 05/15/46)	592	696,251
4.95%, 10/15/45 (Call 04/15/45)	453	539,659
5.40%, 10/01/43(a)	564	704,556
6.15%, 03/01/37(a)	330	431,947
6.15%, 02/15/41	145	194,320
6.20%, 12/15/34	770	994,261
6.40%, 12/15/35(a)	589	782,883
6.55%, 03/15/33	390	507,457
6.65%, 11/15/37(a)	1,243	1,690,612
7.75%, 12/01/45	64	103,162

		187,356,497

Metal Fabricate & Hardware — 0.1%
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	150	158,164
4.45%, 12/15/23 (Call 09/15/23)(a)	20	20,765
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,068	1,106,357
3.90%, 01/15/43 (Call 07/15/42)(a)	190	204,432

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
4.20%, 06/15/35 (Call 12/15/34)	$460	$515,909
4.38%, 06/15/45 (Call 12/15/44)	471	539,221
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	335	359,721
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(a)	444	506,929
5.25%, 10/01/54 (Call 04/01/54)	80	94,981
Worthington Industries Inc., 4.55%, 04/15/26(a)	250	265,356

		3,771,835

Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	310	295,132
2.63%, 09/10/30 (Call 06/10/30)(b)	885	828,436
2.88%, 03/17/31 (Call 12/17/30)(b)	638	604,268
3.63%, 09/11/24(b)	642	659,081
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	470	450,297
4.00%, 09/11/27(b)	669	701,745
4.50%, 03/15/28 (Call 12/15/27)(b)	600	639,532
4.75%, 04/10/27(a)(b)	305	327,670
4.88%, 05/14/25(b)	298	318,338
5.63%, 04/01/30 (Call 01/01/30)(b)	550	621,130
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	700	659,708
3.75%, 10/01/30 (Call 07/01/30)(a)	110	104,566
Barrick Gold Corp.
5.25%, 04/01/42	689	807,067
6.45%, 10/15/35	370	478,828
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	675	852,402
Barrick North America Finance LLC
5.70%, 05/30/41(a)	806	1,003,148
5.75%, 05/01/43(a)	543	676,160
7.50%, 09/15/38(a)	127	177,852
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	625	787,986
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	308	318,462
4.13%, 02/24/42	1,174	1,274,754
5.00%, 09/30/43(a)	1,806	2,178,959
6.42%, 03/01/26	194	224,340
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	884	851,248
3.15%, 01/14/30 (Call 10/14/29)(b)	1,396	1,352,766
3.15%, 01/15/51 (Call 07/15/50)(b)	615	496,594
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	1,950	1,996,761
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,991	1,767,451
3.75%, 01/15/31 (Call 10/15/30)(b)	625	631,556
4.25%, 07/17/42(a)(b)	575	562,220
4.38%, 02/05/49 (Call 08/05/48)(b)	1,295	1,289,768
4.50%, 09/16/25(b)	862	904,634
4.50%, 08/01/47 (Call 02/01/47)(b)	1,000	1,010,210
4.88%, 11/04/44(a)(b)	917	968,994
5.63%, 09/21/35(a)(b)	279	321,227
5.63%, 10/18/43(b)	175	202,531
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	500	505,565
4.25%, 03/01/30 (Call 03/01/25)	500	505,190
4.38%, 08/01/28 (Call 08/01/23)	555	561,938
4.55%, 11/14/24 (Call 08/14/24)	885	923,922
4.63%, 08/01/30 (Call 08/01/25)(a)	701	723,670
5.00%, 09/01/27 (Call 09/01/22)	500	515,000
5.25%, 09/01/29 (Call 09/01/24)(a)	560	584,500
5.40%, 11/14/34 (Call 05/14/34)	670	752,912

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
5.45%, 03/15/43 (Call 09/15/42)	$1,400	$1,610,210
Fresnillo PLC
4.25%, 10/02/50 (Call 04/02/50)(a)(b)	659	599,697
5.50%, 11/13/23(b)	179	187,952
Glencore Canada Corp., 6.20%, 06/15/35	385	444,675
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	461	529,809
6.00%, 11/15/41(b)	520	633,241
6.90%, 11/15/37(a)(b)	462	602,221
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	825	795,732
1.63%, 04/27/26 (Call 03/27/26)(b)	488	464,216
2.50%, 09/01/30 (Call 06/01/30)(b)	1,212	1,115,168
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	415	381,258
2.85%, 04/27/31 (Call 01/27/31)(b)	405	380,374
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	485	414,528
3.88%, 10/27/27 (Call 07/27/27)(b)	275	283,681
3.88%, 04/27/51 (Call 10/27/50)(b)	322	300,789
4.00%, 04/16/25(b)	495	509,657
4.00%, 03/27/27 (Call 12/27/26)(b)	872	903,901
4.13%, 05/30/23(b)	786	805,626
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	960	992,500
4.63%, 04/29/24(b)	904	945,022
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	669	723,535
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(b)	1,748	1,785,792
5.45%, 05/15/30 (Call 02/15/30)(b)	855	903,718
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	470	475,288
6.53%, 11/15/28(b)	270	304,763
6.76%, 11/15/48(b)	595	668,732
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(b)	475	473,817
4.75%, 08/06/50 (Call 02/06/50)(a)(b)	376	354,380
5.65%, 09/12/49 (Call 03/12/49)(b)	435	462,192
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	480	513,951
5.95%, 03/15/24 (Call 12/15/23)	342	362,046
6.88%, 09/01/41 (Call 03/01/41)	255	305,949
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	740	709,875
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	75	72,336
4.70%, 05/12/31 (Call 02/12/31)(b)	755	699,856
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(a)(b)	756	756,322
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	343	350,190
5.75%, 11/15/41(b)	690	831,979
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	1,132	1,057,790
2.60%, 07/15/32 (Call 04/15/32)	1,285	1,220,093
2.80%, 10/01/29 (Call 07/01/29)(a)	595	576,954
4.88%, 03/15/42 (Call 09/15/41)(a)	737	848,063
5.45%, 06/09/44 (Call 12/09/43)	354	430,800
5.88%, 04/01/35	282	342,242
6.25%, 10/01/39(a)	650	838,569
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	215	267,894
6.13%, 12/15/33	984	1,285,850
7.25%, 03/15/31(a)	25	33,229

Security	Par (000)	Value

Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	$1,185	$1,041,232
5.20%, 11/02/40	911	1,109,284
7.13%, 07/15/28	645	805,649
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	461	503,121
4.75%, 03/22/42 (Call 09/22/41)	574	669,179
Southern Copper Corp.
3.88%, 04/23/25	106	108,810
5.25%, 11/08/42(a)	942	1,096,723
5.88%, 04/23/45	1,023	1,274,198
6.75%, 04/16/40(a)	1,215	1,577,082
7.50%, 07/27/35	1,099	1,451,790
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	119	128,276
5.40%, 02/01/43 (Call 08/01/42)	359	398,413
6.00%, 08/15/40 (Call 02/15/40)	427	503,940
6.13%, 10/01/35	495	604,749
6.25%, 07/15/41 (Call 01/15/41)	597	721,468
Vale Canada Ltd., 7.20%, 09/15/32	10	11,888
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	520	483,774
4.63%, 12/15/27 (Call 09/15/27)	346	362,354

		75,826,910

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	500	488,875
3.25%, 02/15/29 (Call 08/15/23)	400	372,652
3.28%, 12/01/28 (Call 10/01/28)	485	475,416
3.57%, 12/01/31 (Call 09/01/31)	610	592,554
4.13%, 05/01/25 (Call 05/01/22)	450	456,066
4.25%, 04/01/28 (Call 10/01/22)(a)	450	443,250
5.50%, 12/01/24 (Call 06/01/24)	400	418,604

		3,247,417

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	430	469,383

Oil & Gas — 5.0%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	155	156,089
3.00%, 01/15/25 (Call 12/15/24)(b)	777	785,149
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	1,264	1,280,403
4.00%, 01/15/31 (Call 10/15/30)(b)	325	332,559
BG Energy Capital PLC, 5.13%, 10/15/41(b)	600	718,188
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	312	282,615
2.72%, 01/12/32 (Call 10/12/31)	1,400	1,341,168
2.75%, 05/10/23	698	706,331
2.77%, 11/10/50 (Call 05/10/50)	1,445	1,206,666
2.94%, 06/04/51 (Call 12/04/50)(a)	1,446	1,216,273
3.00%, 02/24/50 (Call 08/24/49)	1,816	1,551,888
3.00%, 03/17/52 (Call 09/17/51)	1,120	951,930
3.02%, 01/16/27 (Call 10/16/26)(a)	769	783,393
3.06%, 06/17/41 (Call 12/17/40)	1,330	1,192,270
3.12%, 05/04/26 (Call 02/04/26)	1,291	1,321,868
3.19%, 04/06/25 (Call 03/06/25)	938	961,448
3.38%, 02/08/61 (Call 08/08/60)	1,508	1,328,338
3.41%, 02/11/26 (Call 12/11/25)	895	927,397
3.54%, 04/06/27 (Call 02/06/27)(a)	452	469,592
3.59%, 04/14/27 (Call 01/14/27)	658	684,913

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.63%, 04/06/30 (Call 01/06/30)(a)	$1,317	$1,370,865
3.79%, 02/06/24 (Call 01/06/24)	678	699,633
3.80%, 09/21/25 (Call 07/21/25)	1,400	1,471,526
3.94%, 09/21/28 (Call 06/21/28)(a)	1,271	1,347,802
4.23%, 11/06/28 (Call 08/06/28)	1,565	1,691,067
BP Capital Markets PLC
2.75%, 05/10/23	326	330,636
3.12%, 05/04/26 (Call 02/04/26)	451	458,272
3.28%, 09/19/27 (Call 06/19/27)	1,034	1,063,139
3.51%, 03/17/25	1,627	1,686,692
3.54%, 11/04/24(a)	532	551,562
3.72%, 11/28/28 (Call 08/28/28)	606	636,523
3.81%, 02/10/24	766	793,972
3.99%, 09/26/23	681	703,382
4.88%, (Call 03/22/30)(c)(d)	415	411,306
Burlington Resources LLC
5.95%, 10/15/36	646	832,811
7.20%, 08/15/31	525	702,690
7.40%, 12/01/31	490	681,507
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	622	610,860
2.95%, 07/15/30 (Call 04/15/30)(a)	534	529,674
3.80%, 04/15/24 (Call 01/15/24)(a)	610	623,971
3.85%, 06/01/27 (Call 03/01/27)	878	915,709
3.90%, 02/01/25 (Call 11/01/24)	731	758,774
4.95%, 06/01/47 (Call 12/01/46)	642	723,853
5.85%, 02/01/35	287	337,573
6.25%, 03/15/38(a)	777	950,906
6.45%, 06/30/33	520	639,688
6.50%, 02/15/37	460	577,722
6.75%, 02/01/39	673	858,845
7.20%, 01/15/32(a)	110	141,459
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	662	597,306
4.25%, 04/15/27 (Call 01/15/27)(a)	945	999,323
4.40%, 04/15/29 (Call 01/15/29)	729	779,060
5.25%, 06/15/37 (Call 12/15/36)	305	339,331
5.38%, 07/15/25 (Call 04/15/25)	638	690,951
5.40%, 06/15/47 (Call 12/15/46)(a)	665	748,283
6.75%, 11/15/39	1,070	1,340,784
6.80%, 09/15/37	385	487,414
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)(a)	395	366,941
Chevron Corp.
1.14%, 05/11/23	345	343,739
1.55%, 05/11/25 (Call 04/11/25)	1,948	1,918,593
2.00%, 05/11/27 (Call 03/11/27)(a)	696	685,736
2.24%, 05/11/30 (Call 02/11/30)	1,243	1,210,221
2.57%, 05/16/23 (Call 03/16/23)	580	586,374
2.90%, 03/03/24 (Call 01/03/24)	493	503,146
2.95%, 05/16/26 (Call 02/16/26)	966	997,729
2.98%, 05/11/40 (Call 11/11/39)	775	743,222
3.08%, 05/11/50 (Call 11/11/49)	801	770,966
3.19%, 06/24/23 (Call 03/24/23)	555	565,592
3.33%, 11/17/25 (Call 08/17/25)	1,296	1,345,022
Chevron USA Inc.
0.43%, 08/11/23(a)	990	974,161
0.69%, 08/12/25 (Call 07/12/25)(a)	811	774,419
1.02%, 08/12/27 (Call 06/12/27)	958	896,208
2.34%, 08/12/50 (Call 02/12/50)	799	663,466

Security	Par (000)	Value

Oil & Gas (continued)
3.25%, 10/15/29 (Call 07/15/29)	$524	$550,202
3.85%, 01/15/28 (Call 10/15/27)	767	825,979
3.90%, 11/15/24 (Call 08/15/24)(a)	857	901,248
5.25%, 11/15/43 (Call 05/15/43)	30	38,066
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	410	424,789
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	325	370,142
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)(a)	485	482,548
3.00%, 05/09/23	755	764,173
3.30%, 09/30/49 (Call 03/30/49)	500	427,375
4.25%, 05/09/43	200	201,492
CNOOC Finance 2014 ULC
4.25%, 04/30/24	619	644,769
4.88%, 04/30/44	385	422,537
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	330	327,591
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	350	360,793
3.75%, 05/02/23	200	204,271
4.38%, 05/02/28	655	712,348
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	649	757,664
6.40%, 05/15/37	624	772,718
7.50%, 07/30/39	675	933,669
7.88%, 03/15/32	489	659,787
CNPC General Capital Ltd., 3.40%, 04/16/23(a)(b)	405	411,856
Conoco Funding Co., 7.25%, 10/15/31	649	889,548
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(a)(b)	604	594,126
3.75%, 10/01/27 (Call 07/01/27)(b)	970	1,035,530
4.30%, 08/15/28 (Call 05/15/28)(b)	968	1,067,765
4.85%, 08/15/48 (Call 02/15/48)(b)	648	768,865
4.88%, 10/01/47 (Call 04/01/47)(b)	814	973,848
5.90%, 10/15/32	674	838,547
5.90%, 05/15/38	1,091	1,406,046
6.50%, 02/01/39(a)	1,275	1,772,276
ConocoPhillips Co.
2.40%, 03/07/25	230	230,222
3.35%, 11/15/24 (Call 08/15/24)	200	205,974
3.80%, 03/15/52	350	355,492
4.30%, 11/15/44 (Call 05/15/44)	82	90,093
4.95%, 03/15/26 (Call 12/15/25)	846	927,152
5.95%, 03/15/46 (Call 09/15/45)	449	608,330
6.95%, 04/15/29	1,215	1,552,488
Continental Resources Inc.
2.27%, 11/15/26 (Call 11/15/23)(b)	308	293,462
2.88%, 04/01/32 (Call 01/01/32)(b)	825	754,240
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	1,050	1,071,115
4.38%, 01/15/28 (Call 10/15/27)(a)	1,058	1,092,926
4.50%, 04/15/23 (Call 01/15/23)	500	510,845
4.90%, 06/01/44 (Call 12/01/43)	745	750,915
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	640	713,837
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	740	771,081
4.38%, 06/01/24 (Call 03/01/24)(b)	934	968,671
4.38%, 03/15/29 (Call 12/15/28)(b)	407	436,762
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	615	642,678
4.75%, 05/15/42 (Call 11/15/41)(a)	947	1,018,533
5.00%, 06/15/45 (Call 12/15/44)(a)	355	395,632

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.25%, 09/15/24 (Call 06/15/24)	$55	$58,438
5.25%, 10/15/27 (Call 10/15/22)	433	448,927
5.60%, 07/15/41 (Call 01/15/41)(a)	945	1,104,779
5.85%, 12/15/25 (Call 09/15/25)	329	366,910
5.88%, 06/15/28 (Call 06/15/23)	410	437,714
7.88%, 09/30/31	139	186,964
7.95%, 04/15/32	645	871,365
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	1,078	1,090,788
3.13%, 03/24/31 (Call 12/24/30)(a)	746	728,257
3.25%, 12/01/26 (Call 10/01/26)	747	762,905
3.50%, 12/01/29 (Call 09/01/29)	1,022	1,033,482
4.40%, 03/24/51 (Call 09/24/50)	773	800,957
4.75%, 05/31/25 (Call 04/30/25)	454	483,202
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	15	13,806
3.75%, 08/05/26 (Call 05/05/26)(a)(b)	1,135	1,143,524
4.38%, 10/30/24(a)(b)	175	180,908
4.50%, 09/14/47 (Call 03/14/47)(b)	556	473,462
5.25%, 11/06/29 (Call 08/06/29)(b)	90	93,834
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	625	664,149
5.70%, 10/01/40(b)	270	320,371
Series X-R, 4.00%, 09/12/23(a)(b)	747	768,668
Series X-R, 4.75%, 09/12/28(b)	805	880,518
Eni USA Inc., 7.30%, 11/15/27	140	169,877
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	479	482,821
3.15%, 04/01/25 (Call 01/01/25)	767	787,571
3.90%, 04/01/35 (Call 10/01/34)	536	575,186
4.15%, 01/15/26 (Call 10/15/25)	681	726,237
4.38%, 04/15/30 (Call 01/15/30)(a)	463	510,987
4.95%, 04/15/50 (Call 10/15/49)(a)	665	807,656
5.10%, 01/15/36 (Call 07/15/35)(a)	80	93,165
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	576	564,848
2.38%, 05/22/30 (Call 02/22/30)	737	717,806
2.65%, 01/15/24(a)	597	606,296
2.88%, 04/06/25 (Call 03/06/25)	1,306	1,329,730
3.00%, 04/06/27 (Call 02/06/27)	757	776,372
3.13%, 04/06/30 (Call 01/06/30)(a)	703	718,815
3.25%, 11/10/24	651	669,978
3.25%, 11/18/49 (Call 05/18/49)	902	861,788
3.63%, 09/10/28 (Call 06/10/28)(a)	864	912,669
3.63%, 04/06/40 (Call 10/06/39)	424	436,114
3.70%, 03/01/24	789	816,072
3.70%, 04/06/50 (Call 10/06/49)	752	781,683
3.95%, 05/15/43	422	444,712
4.25%, 11/23/41	589	651,241
4.80%, 11/08/43	558	658,977
5.10%, 08/17/40	863	1,043,866
6.50%, 12/01/28(a)(b)	560	689,824
6.80%, 01/15/28(a)	275	331,363
7.15%, 11/15/25	198	231,472
7.25%, 09/23/27	719	893,299
7.75%, 06/15/23(a)	185	198,863
Exxon Mobil Corp.
1.57%, 04/15/23(a)	448	448,910
2.02%, 08/16/24 (Call 07/16/24)	703	705,286
2.28%, 08/16/26 (Call 06/16/26)(a)	1,114	1,119,869

Security	Par (000)	Value

Oil & Gas (continued)
2.44%, 08/16/29 (Call 05/16/29)	$1,050	$1,032,115
2.61%, 10/15/30 (Call 07/15/30)(a)	1,488	1,476,546
2.71%, 03/06/25 (Call 12/06/24)	1,740	1,773,866
2.73%, 03/01/23 (Call 01/01/23)	497	502,499
2.99%, 03/19/25 (Call 02/19/25)	1,889	1,939,483
3.00%, 08/16/39 (Call 02/16/39)	702	673,422
3.04%, 03/01/26 (Call 12/01/25)	1,971	2,039,014
3.10%, 08/16/49 (Call 02/16/49)	1,339	1,249,687
3.18%, 03/15/24 (Call 12/15/23)(a)	1,200	1,233,954
3.29%, 03/19/27 (Call 01/19/27)(a)	1,137	1,191,282
3.45%, 04/15/51 (Call 10/15/50)(a)	1,761	1,740,491
3.48%, 03/19/30 (Call 12/19/29)	1,528	1,613,467
3.57%, 03/06/45 (Call 09/06/44)(a)	995	1,001,453
4.11%, 03/01/46 (Call 09/01/45)	2,087	2,277,421
4.23%, 03/19/40 (Call 09/19/39)	1,226	1,349,783
4.33%, 03/19/50 (Call 09/19/49)	2,251	2,544,421
Gazprom PJSC Via Gaz Capital SA
4.95%, 02/06/28(b)	910	382,200
7.29%, 08/16/37(b)	1,000	399,200
GS Caltex Corp.
3.00%, 06/04/24(b)	485	492,816
3.88%, 06/27/23(b)	200	204,877
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	510	487,449
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	473	483,878
4.30%, 04/01/27 (Call 01/01/27)	545	576,174
5.60%, 02/15/41	836	958,988
5.80%, 04/01/47 (Call 10/01/46)(a)	395	472,678
6.00%, 01/15/40	799	943,834
7.13%, 03/15/33	549	696,145
7.30%, 08/15/31	742	940,947
7.88%, 10/01/29	385	494,027
HollyFrontier Corp.
2.63%, 10/01/23	570	572,445
4.50%, 10/01/30 (Call 07/01/30)(a)	510	513,809
5.88%, 04/01/26 (Call 01/01/26)	905	980,929
KazMunayGas National Co. JSC
4.75%, 04/24/25(b)	310	319,475
5.38%, 04/24/30(b)	880	931,920
5.75%, 04/19/47(b)	100	104,220
6.38%, 10/24/48(b)	1,380	1,529,123
Lundin Energy Finance BV
2.00%, 07/15/26 (Call 06/15/26)(b)	420	405,562
3.10%, 07/15/31 (Call 04/15/31)(b)	870	830,119
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	1,054	1,118,882
5.20%, 06/01/45 (Call 12/01/44)(a)	459	504,585
6.60%, 10/01/37	950	1,194,242
6.80%, 03/15/32	848	1,048,706
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	620	636,110
3.80%, 04/01/28 (Call 01/01/28)	654	675,893
4.50%, 04/01/48 (Call 10/01/47)(a)	454	462,122
4.70%, 05/01/25 (Call 04/01/25)	1,200	1,274,491
4.75%, 09/15/44 (Call 03/15/44)	708	744,830
5.00%, 09/15/54 (Call 03/15/54)	413	438,895
5.13%, 12/15/26 (Call 09/15/26)	734	806,687
5.85%, 12/15/45 (Call 06/15/45)	250	289,867
6.50%, 03/01/41 (Call 09/01/40)	1,115	1,409,786

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	$890	$1,019,275
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	715	771,895
5.63%, 07/01/24	1,077	1,151,503
Ovintiv Inc.
6.50%, 08/15/34	810	986,534
6.50%, 02/01/38	395	468,083
6.63%, 08/15/37	525	638,787
7.20%, 11/01/31	400	496,205
7.38%, 11/01/31	690	877,716
8.13%, 09/15/30	395	506,846
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	987	920,478
2.30%, 02/09/31 (Call 11/09/30)(b)	1,800	1,609,663
3.10%, 01/21/30 (Call 10/21/29)(b)	290	279,303
3.10%, 08/27/30 (Call 05/25/30)(a)(b)	475	455,382
4.15%, 02/25/60 (Call 08/25/59)(b)	710	627,448
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	1,000	925,180
4.30%, 05/20/23(b)	760	775,451
4.70%, 07/30/49(a)(b)	800	783,677
5.63%, 05/20/43(b)	985	1,047,648
6.00%, 05/03/42(b)	1,035	1,146,042
6.45%, 05/30/44(b)	1,367	1,606,340
6.50%, 05/27/41(b)	75	87,957
6.50%, 11/07/48(b)	275	331,471
Petroleos del Peru SA
4.75%, 06/19/32(a)(b)	784	756,450
5.63%, 06/19/47(a)(b)	1,735	1,539,830
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	565	689,172
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	1,645	1,537,861
3.40%, 04/28/61 (Call 10/28/60)(b)	1,390	1,228,204
3.50%, 03/18/25(b)	428	441,959
3.50%, 04/21/30 (Call 01/21/30)(b)	1,343	1,375,192
4.50%, 03/18/45(b)	1,225	1,359,003
4.55%, 04/21/50 (Call 10/21/49)(b)	2,273	2,552,497
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	910	1,063,990
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	200	191,308
Phillips 66
0.90%, 02/15/24 (Call 03/31/22)	955	938,198
1.30%, 02/15/26 (Call 01/15/26)	316	300,707
2.15%, 12/15/30 (Call 09/15/30)(a)	506	466,965
3.30%, 03/15/52 (Call 09/15/51)	620	548,210
3.70%, 04/06/23	584	596,608
3.85%, 04/09/25 (Call 03/09/25)(a)	860	893,743
3.90%, 03/15/28 (Call 12/15/27)	938	985,059
4.65%, 11/15/34 (Call 05/15/34)	876	964,599
4.88%, 11/15/44 (Call 05/15/44)(a)	1,456	1,655,675
5.88%, 05/01/42	1,175	1,482,018
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	354	336,354
1.90%, 08/15/30 (Call 05/15/30)	1,036	941,008
2.15%, 01/15/31 (Call 10/15/30)(a)	313	288,711
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(b)	425	420,744
2.99%, 01/15/30 (Call 07/15/29)(a)(b)	50	50,324
3.90%, 12/06/59(b)	435	417,089
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(b)	872	828,923

Security	Par (000)	Value

Oil & Gas (continued)
2.25%, 07/12/31 (Call 04/12/31)(b)	$3,346	$3,151,798
3.13%, 07/12/41 (Call 01/12/41)(b)	2,535	2,383,224
3.30%, 07/12/51 (Call 01/12/51)(b)	3,360	3,163,138
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	140	145,950
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	138	148,242
6.33%, 09/30/27(a)(b)	730	789,349
Reliance Industries Ltd.
2.88%, 01/12/32(b)	1,390	1,300,403
3.63%, 01/12/52(a)(b)	1,290	1,184,680
3.67%, 11/30/27(b)	100	103,497
3.75%, 01/12/62(b)	520	480,891
4.13%, 01/28/25(b)	505	524,412
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	591	571,946
1.60%, 06/17/26 (Call 05/17/26)(b)	50	47,898
2.69%, 06/17/31 (Call 03/17/31)(b)	2,462	2,382,837
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	531	515,612
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(b)	1,667	1,610,822
2.25%, 11/24/30 (Call 08/24/30)(a)(b)	2,332	2,167,594
2.88%, 04/16/24(b)	1,437	1,453,865
3.25%, 11/24/50 (Call 05/24/50)(b)	2,126	1,886,196
3.50%, 04/16/29(b)	2,428	2,494,770
3.50%, 11/24/70 (Call 05/24/70)(b)	1,830	1,601,433
4.25%, 04/16/39(b)	2,532	2,690,604
4.38%, 04/16/49(b)	1,981	2,104,812
Shell International Finance BV
0.38%, 09/15/23(a)	705	691,840
2.00%, 11/07/24 (Call 10/07/24)(a)	1,313	1,316,101
2.38%, 11/07/29 (Call 08/07/29)(a)	1,078	1,050,136
2.50%, 09/12/26	1,016	1,028,261
2.75%, 04/06/30 (Call 01/06/30)(a)	1,556	1,550,198
2.88%, 05/10/26	1,586	1,630,827
2.88%, 11/26/41 (Call 05/26/41)	400	368,155
3.00%, 11/26/51 (Call 05/26/51)	970	883,306
3.13%, 11/07/49 (Call 05/07/49)	927	852,387
3.25%, 05/11/25	1,943	2,015,482
3.25%, 04/06/50 (Call 10/06/49)(a)	1,557	1,491,213
3.50%, 11/13/23 (Call 10/13/23)(a)	623	641,567
3.63%, 08/21/42	451	454,442
3.75%, 09/12/46	864	903,506
3.88%, 11/13/28 (Call 08/13/28)	1,423	1,522,731
4.00%, 05/10/46	1,750	1,855,351
4.13%, 05/11/35	1,194	1,298,786
4.38%, 05/11/45	2,371	2,626,575
4.55%, 08/12/43	1,011	1,152,789
5.50%, 03/25/40	935	1,180,567
6.38%, 12/15/38	2,318	3,153,674
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23(b)	125	126,722
4.25%, 04/24/43(b)	205	218,491
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	720	819,000
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	567	587,866
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)(b)	1,390	1,454,902

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 04/28/25(b)	$1,600	$1,641,450
4.10%, 04/28/45(a)(b)	225	230,310
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,303	1,325,142
3.50%, 05/03/26(b)	300	313,086
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	675	694,153
3.63%, 04/12/27(b)	1,200	1,254,643
4.00%, 09/13/47(b)	655	671,290
4.25%, 04/12/47(a)(b)	300	318,387
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(b)	200	193,097
2.15%, 05/13/25 (Call 04/13/25)(b)	1,100	1,091,149
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	889	833,894
2.50%, 08/08/24 (Call 07/08/24)(b)	500	504,488
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	955	964,479
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	600	582,660
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	879	876,092
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	619	616,879
3.10%, 01/08/51 (Call 07/08/50)(b)	175	152,357
3.35%, 05/13/50 (Call 11/13/49)(b)	772	696,846
3.44%, 11/12/49 (Call 05/12/49)(b)	375	343,288
3.68%, 08/08/49 (Call 02/08/49)(b)	792	767,187
3.75%, 09/12/23(b)	300	308,379
4.13%, 09/12/25(b)	465	490,870
4.25%, 09/12/28(a)(b)	640	693,006
4.60%, 09/12/48(b)	602	669,495
Suncor Energy Inc.
2.80%, 05/15/23	541	546,866
3.10%, 05/15/25 (Call 04/15/25)	324	330,812
3.75%, 03/04/51 (Call 09/04/50)	365	349,251
4.00%, 11/15/47 (Call 05/15/47)	375	377,843
5.35%, 07/15/33	135	152,986
5.95%, 12/01/34	409	488,751
5.95%, 05/15/35	485	585,979
6.50%, 06/15/38(a)	1,131	1,431,923
6.80%, 05/15/38(a)	850	1,112,444
6.85%, 06/01/39	991	1,311,560
7.00%, 11/15/28	65	80,123
7.15%, 02/01/32	570	737,203
7.88%, 06/15/26	50	59,299
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	1,137	1,079,013
3.25%, 08/15/30 (Call 02/15/30)(b)	460	423,233
4.00%, 08/15/26(b)	685	679,527
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(b)	115	104,615
3.50%, 10/17/49(b)	770	609,948
3.75%, 06/18/50(b)	260	215,254
4.63%, 11/20/28(b)	200	212,750
5.38%, 11/20/48(b)	125	128,629
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	665	675,519
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,004	1,016,116
2.83%, 01/10/30 (Call 10/10/29)(a)	945	947,530
2.99%, 06/29/41 (Call 12/29/40)	837	766,812
3.13%, 05/29/50 (Call 11/29/49)	1,430	1,321,450
3.39%, 06/29/60 (Call 12/29/59)	566	524,103
3.46%, 02/19/29 (Call 11/19/28)(a)	1,192	1,242,207

Security	Par (000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$1,330	$1,291,003
3.70%, 01/15/24	1,017	1,053,252
3.75%, 04/10/24	1,014	1,052,307
TotalEnergies Capital SA, 3.88%, 10/11/28	829	883,579
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	337	327,201
2.80%, 12/01/31 (Call 09/01/31)	615	581,056
2.85%, 04/15/25 (Call 03/15/25)	206	207,509
3.65%, 12/01/51 (Call 06/01/51)	420	377,099
4.00%, 04/01/29 (Call 01/01/29)(a)	544	568,371
4.00%, 06/01/52 (Call 12/01/51)	220	209,898
4.35%, 06/01/28 (Call 03/01/28)	1,035	1,110,724
4.90%, 03/15/45(a)	388	414,782
6.63%, 06/15/37	1,306	1,676,872
7.50%, 04/15/32	595	783,513
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	345	354,591
3.70%, 09/15/26 (Call 06/15/26)(b)	925	957,098
3.70%, 03/15/28 (Call 12/15/27)(b)	280	287,593
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	1,036	1,109,131
XTO Energy Inc., 6.75%, 08/01/37	432	584,659

		329,918,740

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	1,380	1,562,289
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	400	395,957
2.06%, 12/15/26 (Call 11/15/26)(a)	915	893,380
3.14%, 11/07/29 (Call 08/07/29)(a)	645	647,312
3.34%, 12/15/27 (Call 09/15/27)	973	1,002,824
4.08%, 12/15/47 (Call 06/15/47)	793	801,664
4.49%, 05/01/30 (Call 02/01/30)	362	397,713
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	826	811,880
3.50%, 08/01/23 (Call 05/01/23)	363	370,202
3.80%, 11/15/25 (Call 08/15/25)	247	258,505
4.50%, 11/15/41 (Call 05/15/41)	700	727,083
4.75%, 08/01/43 (Call 02/01/43)	388	409,170
4.85%, 11/15/35 (Call 05/15/35)(a)	584	643,384
5.00%, 11/15/45 (Call 05/15/45)	1,058	1,176,456
6.70%, 09/15/38	944	1,204,220
7.45%, 09/15/39	1,213	1,656,830
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	568	569,464
3.95%, 12/01/42 (Call 06/01/42)	994	896,994
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	585	567,906
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	925	951,000
3.90%, 05/17/28 (Call 02/17/28)(b)	1,372	1,427,652
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	859	896,964
4.30%, 05/01/29 (Call 02/01/29)(b)	604	644,408
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	934	906,867
3.65%, 12/01/23 (Call 09/01/23)	1,386	1,423,754

		21,243,878

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	$860	$899,483
4.50%, 05/15/28 (Call 02/15/28)(a)	290	320,748
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	568	549,960
2.69%, 05/25/31 (Call 02/25/31)	733	705,619
3.10%, 09/15/26 (Call 06/15/26)	270	275,903
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	425	413,335
1.57%, 01/15/26 (Call 12/15/25)	165	157,199
1.65%, 01/15/27 (Call 12/15/26)	390	363,721
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	960	973,296
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	40	41,936
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	765	755,722
3.25%, 10/01/26 (Call 07/01/26)(b)	395	404,064
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	505	491,103
1.51%, 04/15/26 (Call 03/15/26)(b)	547	523,698
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	810	811,801
3.05%, 10/01/51 (Call 04/01/51)	580	504,922
3.40%, 12/15/27 (Call 09/15/27)(a)	501	517,516
3.65%, 09/15/24 (Call 06/15/24)	313	323,266
4.05%, 12/15/49 (Call 06/15/49)	464	483,750
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	135	127,122
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	575	544,598
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	3,240	3,170,666
2.25%, 02/01/27 (Call 01/01/27)	2,465	2,412,214
2.85%, 02/01/32 (Call 11/01/31)	2,795	2,710,811
3.13%, 05/01/30 (Call 02/01/30)	315	314,805
WestRock MWV LLC
7.95%, 02/15/31(a)	330	439,996
8.20%, 01/15/30	31	40,802
WestRock RKT LLC, 4.00%, 03/01/23 (Call 03/22/22)	115	117,020
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	597	608,065
3.00%, 06/15/33 (Call 03/15/33)	317	306,100
3.38%, 09/15/27 (Call 06/15/27)	544	559,514
3.75%, 03/15/25 (Call 01/15/25)	578	601,332
3.90%, 06/01/28 (Call 03/01/28)(a)	640	666,798
4.00%, 03/15/28 (Call 12/15/27)(a)	294	310,915
4.20%, 06/01/32 (Call 03/01/32)	521	557,811
4.65%, 03/15/26 (Call 01/15/26)	754	814,407
4.90%, 03/15/29 (Call 12/15/28)(a)	514	567,900

		24,387,918

Pharmaceuticals — 4.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,946	2,973,954
2.85%, 05/14/23 (Call 03/14/23)(a)	568	575,283
2.95%, 11/21/26 (Call 09/21/26)	2,560	2,606,326
3.20%, 05/14/26 (Call 02/14/26)	2,021	2,072,392
3.20%, 11/21/29 (Call 08/21/29)	1,605	1,625,489
3.60%, 05/14/25 (Call 02/14/25)	2,789	2,880,672
3.75%, 11/14/23 (Call 10/14/23)	868	895,019
3.80%, 03/15/25 (Call 12/15/24)	2,161	2,247,068
3.85%, 06/15/24 (Call 03/15/24)	1,154	1,193,262
4.05%, 11/21/39 (Call 05/21/39)	3,195	3,353,581
4.25%, 11/14/28 (Call 08/14/28)(a)	1,172	1,265,472

Security	Par (000)	Value

Pharmaceuticals (continued)
4.25%, 11/21/49 (Call 05/21/49)	$4,529	$4,815,831
4.30%, 05/14/36 (Call 11/14/35)	898	983,295
4.40%, 11/06/42	1,979	2,133,614
4.45%, 05/14/46 (Call 11/14/45)	1,841	1,983,438
4.50%, 05/14/35 (Call 11/14/34)	1,989	2,210,312
4.55%, 03/15/35 (Call 09/15/34)	1,333	1,468,197
4.63%, 10/01/42 (Call 04/01/42)	585	647,644
4.70%, 05/14/45 (Call 11/14/44)	2,087	2,313,333
4.75%, 03/15/45 (Call 09/15/44)	753	835,281
4.85%, 06/15/44 (Call 12/15/43)	832	937,920
4.88%, 11/14/48 (Call 05/14/48)	1,385	1,590,842
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	475	457,601
2.80%, 05/15/30 (Call 02/15/30)	840	824,182
3.25%, 03/01/25 (Call 12/01/24)	204	209,086
3.40%, 05/15/24 (Call 02/15/24)	615	630,121
3.45%, 12/15/27 (Call 09/15/27)	563	585,045
4.25%, 03/01/45 (Call 09/01/44)	550	566,165
4.30%, 12/15/47 (Call 06/15/47)	522	550,144
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	664	646,281
1.20%, 05/28/26 (Call 04/28/26)	1,335	1,279,382
1.75%, 05/28/28 (Call 03/28/28)	675	645,251
2.25%, 05/28/31 (Call 02/28/31)	565	542,807
AstraZeneca PLC
0.30%, 05/26/23(a)	200	197,160
0.70%, 04/08/26 (Call 03/08/26)	1,157	1,086,644
1.38%, 08/06/30 (Call 05/06/30)	1,072	966,136
2.13%, 08/06/50 (Call 02/06/50)(a)	820	647,270
3.00%, 05/28/51 (Call 11/28/50)(a)	595	555,544
3.13%, 06/12/27 (Call 03/12/27)	450	465,425
3.38%, 11/16/25	1,335	1,389,543
3.50%, 08/17/23 (Call 07/17/23)	642	658,811
4.00%, 01/17/29 (Call 10/17/28)(a)	1,132	1,224,395
4.00%, 09/18/42	1,165	1,266,594
4.38%, 11/16/45	874	996,090
4.38%, 08/17/48 (Call 02/17/48)	1,076	1,231,563
6.45%, 09/15/37	1,105	1,499,671
Bayer Corp., 6.65%, 02/15/28(b)	144	169,671
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	807	822,363
3.88%, 12/15/23 (Call 11/15/23)(b)	1,656	1,700,895
3.95%, 04/15/45 (Call 10/15/44)(b)	268	253,141
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	594	625,867
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	1,797	1,887,193
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	2,457	2,619,644
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	1,202	1,222,280
4.63%, 06/25/38 (Call 12/25/37)(b)	687	739,236
4.65%, 11/15/43 (Call 05/15/43)(b)	160	170,618
4.70%, 07/15/64 (Call 01/15/64)(b)	690	714,271
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,550	1,697,380
5.50%, 08/15/25(b)	303	326,306
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	1,528	1,557,841
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	842	765,001
2.82%, 05/20/30 (Call 02/20/30)	571	561,071
3.36%, 06/06/24 (Call 04/06/24)	625	640,339
3.70%, 06/06/27 (Call 03/06/27)	1,443	1,512,610
3.73%, 12/15/24 (Call 09/15/24)	968	1,000,841
3.79%, 05/20/50 (Call 11/20/49)	537	537,454

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.67%, 06/06/47 (Call 12/06/46)	$1,302	$1,460,689
4.69%, 12/15/44 (Call 06/15/44)	871	972,138
6.00%, 05/15/39(a)	185	226,463
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/31/22)	385	378,656
0.75%, 11/13/25 (Call 10/13/25)	1,129	1,072,441
1.13%, 11/13/27 (Call 09/13/27)(a)	843	793,629
1.45%, 11/13/30 (Call 08/13/30)	1,311	1,187,339
2.35%, 11/13/40 (Call 05/13/40)	768	659,067
2.55%, 11/13/50 (Call 05/13/50)(a)	1,185	1,002,717
2.90%, 07/26/24 (Call 06/26/24)	1,865	1,908,387
2.95%, 03/15/32	845	855,943
3.20%, 06/15/26 (Call 04/15/26)	1,951	2,032,095
3.25%, 11/01/23	123	126,183
3.25%, 02/27/27	705	738,351
3.25%, 08/01/42	645	626,161
3.40%, 07/26/29 (Call 04/26/29)	2,494	2,625,260
3.45%, 11/15/27 (Call 08/15/27)	586	622,127
3.55%, 03/15/42	1,000	1,018,799
3.63%, 05/15/24 (Call 02/15/24)(a)	429	443,883
3.70%, 03/15/52	1,840	1,896,689
3.88%, 08/15/25 (Call 05/15/25)	1,348	1,422,513
3.90%, 02/20/28 (Call 11/20/27)	1,228	1,321,661
3.90%, 03/15/62	450	467,671
4.13%, 06/15/39 (Call 12/15/38)	1,405	1,539,911
4.25%, 10/26/49 (Call 04/26/49)	1,727	1,931,285
4.35%, 11/15/47 (Call 05/15/47)	1,024	1,164,455
4.50%, 03/01/44 (Call 09/01/43)	712	825,285
4.55%, 02/20/48 (Call 08/20/47)	1,303	1,511,529
4.63%, 05/15/44 (Call 11/15/43)	775	909,450
5.00%, 08/15/45 (Call 02/15/45)	1,448	1,772,388
5.25%, 08/15/43(a)	245	316,376
5.88%, 11/15/36	164	208,205
6.80%, 11/15/26	125	149,696
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	819	831,988
3.20%, 03/15/23	278	282,387
3.41%, 06/15/27 (Call 03/15/27)(a)	891	921,969
3.50%, 11/15/24 (Call 08/15/24)(a)	379	389,461
3.75%, 09/15/25 (Call 06/15/25)	537	557,265
4.37%, 06/15/47 (Call 12/15/46)	387	396,363
4.50%, 11/15/44 (Call 05/15/44)	482	497,339
4.60%, 03/15/43	383	396,762
4.90%, 09/15/45 (Call 03/15/45)	424	458,578
Cigna Corp.
0.61%, 03/15/24 (Call 03/31/22)	523	509,672
1.25%, 03/15/26 (Call 02/15/26)(a)	355	339,598
2.38%, 03/15/31 (Call 12/15/30)	1,050	989,692
2.40%, 03/15/30 (Call 12/15/29)	1,265	1,202,749
3.00%, 07/15/23 (Call 05/16/23)	485	492,203
3.05%, 10/15/27 (Call 07/15/27)	894	912,329
3.20%, 03/15/40 (Call 09/15/39)	724	668,914
3.25%, 04/15/25 (Call 01/15/25)	453	462,649
3.40%, 03/01/27 (Call 12/01/26)(a)	845	876,731
3.40%, 03/15/50 (Call 09/15/49)	985	901,041
3.40%, 03/15/51 (Call 09/15/50)	965	880,598
3.50%, 06/15/24 (Call 03/17/24)	853	874,851
3.75%, 07/15/23 (Call 06/15/23)	891	914,061
3.88%, 10/15/47 (Call 04/15/47)	962	944,120
4.13%, 11/15/25 (Call 09/15/25)	1,946	2,050,412

Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 10/15/28 (Call 07/15/28)	$2,437	$2,641,379
4.50%, 02/25/26 (Call 11/27/25)	1,139	1,219,133
4.80%, 08/15/38 (Call 02/15/38)	1,851	2,062,072
4.80%, 07/15/46 (Call 01/16/46)	1,149	1,282,385
4.90%, 12/15/48 (Call 06/15/48)	2,423	2,752,332
5.38%, 02/15/42 (Call 08/15/41)	70	86,404
6.13%, 11/15/41	369	476,890
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	1,479	1,378,166
1.75%, 08/21/30 (Call 05/21/30)	716	646,885
1.88%, 02/28/31 (Call 11/28/30)	975	886,268
2.13%, 09/15/31 (Call 06/15/31)(a)	880	813,096
2.63%, 08/15/24 (Call 07/15/24)(a)	814	823,776
2.70%, 08/21/40 (Call 02/21/40)(a)	1,413	1,233,397
2.88%, 06/01/26 (Call 03/01/26)	1,134	1,147,561
3.00%, 08/15/26 (Call 06/15/26)	1,316	1,339,296
3.25%, 08/15/29 (Call 05/15/29)	1,572	1,599,229
3.38%, 08/12/24 (Call 05/12/24)	455	467,501
3.63%, 04/01/27 (Call 02/01/27)	844	884,396
3.75%, 04/01/30 (Call 01/01/30)(a)	1,334	1,396,575
3.88%, 07/20/25 (Call 04/20/25)(a)	1,461	1,527,444
4.00%, 12/05/23 (Call 09/05/23)(a)	120	123,686
4.10%, 03/25/25 (Call 01/25/25)	1,087	1,138,313
4.13%, 04/01/40 (Call 10/01/39)	1,271	1,309,725
4.25%, 04/01/50 (Call 10/01/49)	885	946,769
4.30%, 03/25/28 (Call 12/25/27)	2,251	2,430,079
4.78%, 03/25/38 (Call 09/25/37)	4,296	4,804,056
4.88%, 07/20/35 (Call 01/20/35)	593	682,431
5.00%, 12/01/24 (Call 09/01/24)	338	359,576
5.05%, 03/25/48 (Call 09/25/47)(a)	4,724	5,516,055
5.13%, 07/20/45 (Call 01/20/45)	2,993	3,465,335
5.30%, 12/05/43 (Call 06/05/43)	940	1,118,295
6.13%, 09/15/39(a)	478	609,110
6.25%, 06/01/27(a)	377	441,332
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	2,443	2,036,278
2.50%, 09/15/60 (Call 03/15/60)	1,102	902,705
2.75%, 06/01/25 (Call 03/01/25)	777	790,054
3.10%, 05/15/27 (Call 02/15/27)	310	321,315
3.38%, 03/15/29 (Call 12/15/28)	1,265	1,334,703
3.70%, 03/01/45 (Call 09/01/44)	280	295,632
3.95%, 05/15/47 (Call 11/15/46)(a)	15	16,626
4.15%, 03/15/59 (Call 09/15/58)(a)	60	68,954
5.50%, 03/15/27	20	22,909
5.95%, 11/15/37	145	190,597
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	352	361,005
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)(a)	300	308,327
4.50%, 02/25/26 (Call 11/27/25)(a)	644	692,346
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	817	828,150
3.38%, 05/15/23(a)	718	733,405
3.63%, 05/15/25	943	984,461
3.88%, 05/15/28	1,344	1,439,820
4.20%, 03/18/43(a)	760	844,894
5.38%, 04/15/34	755	935,688
6.38%, 05/15/38	2,053	2,804,976
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	640	628,655
3.00%, 06/01/24 (Call 05/01/24)	1,063	1,084,797

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 06/01/29 (Call 03/01/29)	$664	$694,911
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,212	1,155,301
0.95%, 09/01/27 (Call 07/01/27)	1,246	1,176,280
1.30%, 09/01/30 (Call 06/01/30)(a)	1,601	1,459,930
2.05%, 03/01/23 (Call 01/01/23)(a)	91	91,727
2.10%, 09/01/40 (Call 03/01/40)	833	713,336
2.25%, 09/01/50 (Call 03/01/50)	855	719,569
2.45%, 03/01/26 (Call 12/01/25)(a)	1,538	1,566,051
2.45%, 09/01/60 (Call 03/01/60)	673	560,712
2.63%, 01/15/25 (Call 11/15/24)	708	723,170
2.90%, 01/15/28 (Call 10/15/27)	1,265	1,302,768
2.95%, 03/03/27 (Call 12/03/26)	633	655,073
3.38%, 12/05/23(a)	357	369,091
3.40%, 01/15/38 (Call 07/15/37)	781	809,666
3.50%, 01/15/48 (Call 07/15/47)	558	580,580
3.55%, 03/01/36 (Call 09/01/35)	968	1,040,392
3.63%, 03/03/37 (Call 09/03/36)	552	595,954
3.70%, 03/01/46 (Call 09/01/45)	1,591	1,711,350
3.75%, 03/03/47 (Call 09/03/46)	738	802,183
4.38%, 12/05/33 (Call 06/05/33)	947	1,104,145
4.50%, 09/01/40	500	586,261
4.50%, 12/05/43 (Call 06/05/43)	285	333,461
4.85%, 05/15/41(a)	260	313,322
4.95%, 05/15/33	481	581,442
5.85%, 07/15/38(a)	831	1,109,548
5.95%, 08/15/37	787	1,055,504
6.73%, 11/15/23(a)	315	342,077
6.95%, 09/01/29(a)	260	343,523
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	551	521,209
1.30%, 08/15/26 (Call 07/15/26)	345	326,732
2.85%, 03/15/23 (Call 12/15/22)	54	54,720
3.80%, 03/15/24 (Call 12/15/23)	672	691,389
3.95%, 02/16/28 (Call 11/16/27)	402	425,040
4.88%, 03/15/44 (Call 09/15/43)	2	2,381
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	633	667,100
4.60%, 06/01/44 (Call 12/01/43)(a)	580	694,481
5.90%, 11/01/39	225	299,604
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	1,213	1,155,787
1.45%, 06/24/30 (Call 03/24/30)(a)	955	872,374
1.70%, 06/10/27 (Call 05/10/27)	907	882,951
1.90%, 12/10/28 (Call 10/10/28)(a)	845	817,614
2.15%, 12/10/31 (Call 09/10/31)	560	534,942
2.35%, 06/24/40 (Call 12/24/39)	1,158	1,019,894
2.45%, 06/24/50 (Call 12/24/49)(a)	1,366	1,167,761
2.75%, 02/10/25 (Call 11/10/24)	2,158	2,206,851
2.75%, 12/10/51 (Call 06/10/51)	1,095	975,976
2.80%, 05/18/23	820	833,945
2.90%, 03/07/24 (Call 02/07/24)(a)	1,441	1,473,907
2.90%, 12/10/61 (Call 06/10/61)	505	444,829
3.40%, 03/07/29 (Call 12/07/28)(a)	1,148	1,209,695
3.60%, 09/15/42 (Call 03/15/42)	472	486,307
3.70%, 02/10/45 (Call 08/10/44)	1,636	1,704,548
3.90%, 03/07/39 (Call 09/07/38)	1,021	1,112,660
4.00%, 03/07/49 (Call 09/07/48)	1,349	1,476,279
4.15%, 05/18/43	1,094	1,204,670
6.50%, 12/01/33(a)	635	857,751

Security	Par (000)	Value

Pharmaceuticals (continued)
6.55%, 09/15/37(a)	$75	$104,445
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	118	150,538
5.95%, 12/01/28	640	778,853
6.40%, 03/01/28	170	207,616
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	377	387,935
4.55%, 04/15/28 (Call 01/15/28)	559	595,798
5.20%, 04/15/48 (Call 10/15/47)	358	385,443
5.40%, 11/29/43 (Call 05/29/43)	439	471,166
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	864	858,662
2.00%, 02/14/27 (Call 12/14/26)	1,007	995,023
2.20%, 08/14/30 (Call 05/14/30)	1,475	1,430,827
2.75%, 08/14/50 (Call 02/14/50)	1,191	1,084,202
3.00%, 11/20/25 (Call 08/20/25)	1,551	1,598,049
3.10%, 05/17/27 (Call 02/17/27)(a)	920	951,899
3.40%, 05/06/24	1,282	1,325,349
3.70%, 09/21/42	714	755,698
4.00%, 11/20/45 (Call 05/20/45)(a)	193	212,538
4.40%, 05/06/44	1,017	1,179,804
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	904	876,652
1.70%, 05/28/30 (Call 02/28/30)(a)	1,055	984,329
1.75%, 08/18/31 (Call 05/18/31)	820	759,554
2.55%, 05/28/40 (Call 11/28/39)	861	786,987
2.63%, 04/01/30 (Call 01/01/30)	1,031	1,031,290
2.70%, 05/28/50 (Call 11/28/49)	1,070	967,005
2.75%, 06/03/26(a)	575	590,619
2.95%, 03/15/24 (Call 02/15/24)(a)	547	560,034
3.00%, 06/15/23	751	766,132
3.00%, 12/15/26	1,462	1,515,135
3.20%, 09/15/23 (Call 08/15/23)(a)	745	764,112
3.40%, 05/15/24	1,097	1,135,681
3.45%, 03/15/29 (Call 12/15/28)(a)	748	787,677
3.60%, 09/15/28 (Call 06/15/28)	1,098	1,169,477
3.90%, 03/15/39 (Call 09/15/38)	785	851,309
4.00%, 12/15/36	414	455,377
4.00%, 03/15/49 (Call 09/15/48)	974	1,079,846
4.10%, 09/15/38 (Call 03/15/38)	503	553,882
4.13%, 12/15/46	1,079	1,216,192
4.20%, 09/15/48 (Call 03/15/48)(a)	903	1,029,579
4.30%, 06/15/43	896	1,006,870
4.40%, 05/15/44	998	1,148,231
5.60%, 09/15/40	262	335,668
7.20%, 03/15/39(a)	1,232	1,831,640
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	441	451,330
3.63%, 06/19/28 (Call 03/19/28)(a)	836	902,050
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,721	1,743,182
3.20%, 09/23/26 (Call 06/23/26)	2,481	2,546,531
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	2,185	2,027,087
3.03%, 07/09/40 (Call 01/09/40)(a)	1,335	1,205,368
3.18%, 07/09/50 (Call 01/09/50)	1,510	1,352,368
3.38%, 07/09/60 (Call 01/09/60)	956	854,300
4.40%, 11/26/23 (Call 10/26/23)	685	711,060
5.00%, 11/26/28 (Call 08/26/28)	523	589,538

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	$1,691	$1,746,079
5.25%, 06/15/46 (Call 12/15/45)(a)	781	826,826
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	780	753,590
2.30%, 06/22/27 (Call 04/22/27)	720	690,785
2.70%, 06/22/30 (Call 03/22/30)	1,354	1,263,952
3.85%, 06/22/40 (Call 12/22/39)	1,250	1,171,727
4.00%, 06/22/50 (Call 12/22/49)	1,718	1,523,478
Wyeth LLC
5.95%, 04/01/37	1,821	2,386,599
6.00%, 02/15/36	640	840,072
6.45%, 02/01/24	559	607,126
6.50%, 02/01/34(a)	830	1,101,789
7.25%, 03/01/23	241	256,021
Zeneca Wilmington Inc., 7.00%, 11/15/23	256	278,795
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	559	518,937
3.00%, 09/12/27 (Call 06/12/27)	541	551,288
3.00%, 05/15/50 (Call 11/15/49)(a)	716	655,851
3.90%, 08/20/28 (Call 05/20/28)	543	574,571
3.95%, 09/12/47 (Call 03/12/47)	547	591,149
4.45%, 08/20/48 (Call 02/20/48)	524	593,199
4.50%, 11/13/25 (Call 08/13/25)	905	971,056
4.70%, 02/01/43 (Call 08/01/42)	391	450,154

		310,459,281

Pipelines — 3.3%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	310	323,950
4.60%, 11/02/47(b)	1,790	1,959,313
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	265	258,716
3.60%, 09/01/32(a)	70	69,255
4.45%, 07/15/27 (Call 04/15/27)	538	566,779
4.80%, 05/03/29 (Call 02/03/29)	525	561,617
4.95%, 12/15/24 (Call 09/15/24)	776	818,710
5.95%, 06/01/26 (Call 03/01/26)	541	600,571
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	440	433,541
3.30%, 01/15/35 (Call 09/15/34)(b)	675	663,693
3.40%, 01/15/38 (Call 07/15/37)(b)	450	432,781
3.70%, 01/15/39 (Call 07/15/38)(b)	835	833,530
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)(b)	625	570,875
3.70%, 11/15/29 (Call 05/18/29)	1,131	1,152,236
5.13%, 06/30/27 (Call 01/01/27)	1,489	1,623,712
5.88%, 03/31/25 (Call 10/02/24)	1,401	1,512,913
7.00%, 06/30/24 (Call 01/01/24)	1,205	1,303,091
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	675	685,727
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	15	15,603
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	620	653,882
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	476	502,790
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	1,027	1,089,046
5.80%, 06/01/45 (Call 12/01/44)	520	621,104
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	559	551,628

Security	Par (000)	Value

Pipelines (continued)
3.90%, 11/15/49 (Call 05/15/49)(b)	$351	$343,087
4.60%, 12/15/44 (Call 06/15/44)(b)	319	344,128
4.80%, 11/01/43 (Call 05/01/43)(b)	347	377,951
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(b)	35	34,982
8.38%, 06/15/32	440	586,778
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	804	940,714
5.88%, 10/15/25 (Call 07/15/25)	585	648,471
7.38%, 10/15/45 (Call 04/15/45)	592	835,599
Series B, 7.50%, 04/15/38	135	186,483
Enbridge Inc.
0.55%, 10/04/23	100	97,884
1.60%, 10/04/26 (Call 09/04/26)	417	397,655
2.15%, 02/16/24	155	155,230
2.50%, 01/15/25 (Call 12/15/24)	644	644,749
2.50%, 02/14/25	125	125,412
2.50%, 08/01/33 (Call 05/01/33)(a)	810	743,825
3.13%, 11/15/29 (Call 08/15/29)(a)	1,070	1,068,952
3.40%, 08/01/51 (Call 02/01/51)(a)	655	593,009
3.50%, 06/10/24 (Call 03/10/24)	633	646,530
3.70%, 07/15/27 (Call 04/15/27)	835	870,924
4.00%, 10/01/23 (Call 07/01/23)	966	990,941
4.00%, 11/15/49 (Call 05/15/49)	95	94,506
4.25%, 12/01/26 (Call 09/01/26)	564	600,974
4.50%, 06/10/44 (Call 12/10/43)	569	600,185
5.50%, 12/01/46 (Call 06/01/46)	397	487,256
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(c)	870	853,183
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)(c)	632	653,612
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	622	648,229
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	498	519,309
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,014	1,018,535
3.75%, 05/15/30 (Call 02/15/30)(a)	1,221	1,240,739
3.90%, 05/15/24 (Call 02/15/24)	280	287,195
3.90%, 07/15/26 (Call 04/15/26)(a)	509	527,202
4.00%, 10/01/27 (Call 07/01/27)	629	650,169
4.05%, 03/15/25 (Call 12/15/24)	928	960,616
4.15%, 09/15/29 (Call 06/15/29)	418	431,449
4.20%, 04/15/27 (Call 01/15/27)	297	307,978
4.25%, 03/15/23 (Call 12/15/22)	114	116,182
4.25%, 04/01/24 (Call 01/01/24)(a)	682	702,044
4.40%, 03/15/27 (Call 12/15/26)(a)	622	652,482
4.50%, 04/15/24 (Call 03/15/24)	710	738,184
4.75%, 01/15/26 (Call 10/15/25)	761	808,099
4.90%, 02/01/24 (Call 11/01/23)	241	250,828
4.90%, 03/15/35 (Call 09/15/34)	358	373,911
4.95%, 05/15/28 (Call 02/15/28)	812	868,931
4.95%, 06/15/28 (Call 03/15/28)	940	1,010,957
4.95%, 01/15/43 (Call 07/15/42)	327	319,993
5.00%, 05/15/44 (Call 11/15/43)(a)	515	513,367
5.00%, 05/15/50 (Call 11/15/49)(a)	1,465	1,523,724
5.15%, 02/01/43 (Call 08/01/42)	446	447,409
5.15%, 03/15/45 (Call 09/15/44)	572	582,911
5.25%, 04/15/29 (Call 01/15/29)(a)	1,179	1,294,004
5.30%, 04/01/44 (Call 10/01/43)	558	575,993
5.30%, 04/15/47 (Call 10/15/46)	400	417,944
5.35%, 05/15/45 (Call 11/15/44)	691	730,376

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.40%, 10/01/47 (Call 04/01/47)(a)	$1,261	$1,349,392
5.50%, 06/01/27 (Call 03/01/27)	752	828,948
5.88%, 01/15/24 (Call 10/15/23)	1,134	1,198,432
5.95%, 12/01/25 (Call 09/01/25)	460	504,676
5.95%, 10/01/43 (Call 04/01/43)	482	532,857
6.00%, 06/15/48 (Call 12/15/47)	770	863,931
6.05%, 06/01/41 (Call 12/01/40)(a)	567	636,404
6.10%, 02/15/42	507	564,588
6.13%, 12/15/45 (Call 06/15/45)	807	905,771
6.25%, 04/15/49 (Call 10/15/48)	1,245	1,437,714
6.50%, 02/01/42 (Call 08/01/41)	750	884,382
6.63%, 10/15/36	555	655,571
6.85%, 02/15/40(a)	180	210,056
7.50%, 07/01/38	665	840,959
7.60%, 02/01/24 (Call 11/01/23)	125	134,622
8.25%, 11/15/29 (Call 08/15/29)	305	392,992
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	380	421,718
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	493	506,962
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	610	628,549
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	823	809,129
3.13%, 07/31/29 (Call 04/30/29)	1,304	1,317,719
3.20%, 02/15/52 (Call 08/15/51)	709	609,412
3.30%, 02/15/53 (Call 08/15/52)	527	461,769
3.35%, 03/15/23 (Call 12/15/22)	648	656,112
3.70%, 02/15/26 (Call 11/15/25)	775	809,226
3.70%, 01/31/51 (Call 07/31/50)	791	737,242
3.75%, 02/15/25 (Call 11/15/24)(a)	682	708,877
3.90%, 02/15/24 (Call 11/15/23)	977	1,010,858
3.95%, 02/15/27 (Call 11/15/26)	620	653,439
3.95%, 01/31/60 (Call 07/31/59)(a)	606	568,856
4.15%, 10/16/28 (Call 07/16/28)	982	1,058,598
4.20%, 01/31/50 (Call 07/31/49)	949	953,652
4.25%, 02/15/48 (Call 08/15/47)	1,057	1,072,144
4.45%, 02/15/43 (Call 08/15/42)	879	908,790
4.80%, 02/01/49 (Call 08/01/48)(a)	715	779,098
4.85%, 08/15/42 (Call 02/15/42)	455	493,553
4.85%, 03/15/44 (Call 09/15/43)	1,106	1,205,876
4.90%, 05/15/46 (Call 11/15/45)	708	778,871
4.95%, 10/15/54 (Call 04/15/54)	342	379,043
5.10%, 02/15/45 (Call 08/15/44)	991	1,108,375
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)(c)	928	862,046
5.70%, 02/15/42	667	793,201
5.95%, 02/01/41	840	1,023,437
6.13%, 10/15/39	597	735,361
6.45%, 09/01/40	555	707,448
7.55%, 04/15/38	395	535,764
Series D, 6.88%, 03/01/33	587	752,772
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	756	717,344
Series H, 6.65%, 10/15/34	480	612,403
Series J, 5.75%, 03/01/35	236	276,481
FactSet Research Systems Inc., 3.45%, 03/01/32	200	200,933
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	405	387,262
4.32%, 12/30/39 (Call 06/30/39)(b)	155	145,677
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	250	229,318

Security	Par (000)	Value

Pipelines (continued)
2.55%, 07/01/30 (Call 04/01/30)(a)(b)	$415	$392,417
4.35%, 07/15/25 (Call 04/15/25)(a)(b)	80	84,433
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	196	190,255
2.16%, 03/31/34(a)(b)	1,670	1,552,450
2.94%, 09/30/40(b)	15	13,794
3.25%, 09/30/40(b)	100	92,399
GNL Quintero SA, 4.63%, 07/31/29(b)	357	361,843
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	128	127,718
2.60%, 10/15/25 (Call 09/15/25)(b)	372	367,835
3.45%, 10/15/27 (Call 08/15/27)(b)	690	695,159
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	75	79,271
5.95%, 10/15/45 (Call 04/15/45)(b)	150	190,338
6.19%, 11/01/25(b)	25	27,890
KazTransGas JSC, 4.38%, 09/26/27(a)(b)	200	200,329
Kemper Corp., 3.80%, 02/23/32	100	100,592
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	352	358,451
4.15%, 02/01/24 (Call 11/01/23)	867	895,070
4.25%, 09/01/24 (Call 06/01/24)	814	846,195
4.30%, 05/01/24 (Call 02/01/24)	715	742,263
4.70%, 11/01/42 (Call 05/01/42)	422	432,335
5.00%, 08/15/42 (Call 02/15/42)	398	417,708
5.00%, 03/01/43 (Call 09/01/42)(a)	500	531,224
5.40%, 09/01/44 (Call 03/01/44)	405	452,558
5.50%, 03/01/44 (Call 09/01/43)	628	705,891
5.63%, 09/01/41(a)	209	235,221
5.80%, 03/15/35	540	632,622
6.38%, 03/01/41	535	645,746
6.50%, 02/01/37	393	487,888
6.50%, 09/01/39	515	626,415
6.55%, 09/15/40	382	470,124
6.95%, 01/15/38	1,125	1,429,257
7.30%, 08/15/33	435	555,792
7.40%, 03/15/31(a)	234	295,801
7.50%, 11/15/40	471	626,918
7.75%, 03/15/32	272	359,400
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	640	611,668
2.00%, 02/15/31 (Call 11/15/30)(a)	672	603,865
3.25%, 08/01/50 (Call 02/01/50)	345	289,996
3.60%, 02/15/51 (Call 08/15/50)	876	788,029
4.30%, 06/01/25 (Call 03/01/25)	1,150	1,204,857
4.30%, 03/01/28 (Call 12/01/27)	1,082	1,152,949
5.05%, 02/15/46 (Call 08/15/45)	671	725,721
5.20%, 03/01/48 (Call 09/01/47)	641	708,641
5.30%, 12/01/34 (Call 06/01/34)	342	383,494
5.55%, 06/01/45 (Call 12/01/44)	1,383	1,587,155
5.63%, 11/15/23 (Call 08/15/23)(b)	864	905,366
7.75%, 01/15/32	756	1,001,267
7.80%, 08/01/31	558	732,099
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	165	166,551
3.25%, 06/01/30 (Call 03/01/30)	620	616,591
3.95%, 03/01/50 (Call 09/01/49)	565	533,621
4.20%, 12/01/42 (Call 06/01/42)(a)	136	129,738
4.20%, 03/15/45 (Call 09/15/44)	380	359,404
4.20%, 10/03/47 (Call 04/03/47)	577	567,580

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 09/15/46 (Call 03/15/46)	$430	$425,961
4.85%, 02/01/49 (Call 08/01/48)	335	359,337
5.00%, 03/01/26 (Call 12/01/25)	668	725,139
5.15%, 10/15/43 (Call 04/15/43)	626	685,017
6.40%, 05/01/37	30	36,691
Midwest Connector Capital Co. LLC
3.90%, 04/01/24 (Call 03/01/24)(a)(b)	696	710,659
4.63%, 04/01/29 (Call 01/01/29)(a)(b)	710	734,432
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,373	1,315,873
2.65%, 08/15/30 (Call 05/15/30)	1,325	1,248,657
3.38%, 03/15/23 (Call 02/15/23)	552	560,668
4.00%, 02/15/25 (Call 11/15/24)	643	668,899
4.00%, 03/15/28 (Call 12/15/27)	1,282	1,336,927
4.13%, 03/01/27 (Call 12/01/26)(a)	1,192	1,253,520
4.25%, 12/01/27 (Call 09/01/27)	502	529,319
4.50%, 07/15/23 (Call 04/15/23)	732	751,500
4.50%, 04/15/38 (Call 10/15/37)	1,272	1,308,959
4.70%, 04/15/48 (Call 10/15/47)(a)	1,240	1,281,199
4.80%, 02/15/29 (Call 11/15/28)	731	800,908
4.88%, 12/01/24 (Call 09/01/24)	1,001	1,060,698
4.88%, 06/01/25 (Call 03/01/25)	970	1,032,786
4.90%, 04/15/58 (Call 10/15/57)	398	408,047
5.20%, 03/01/47 (Call 09/01/46)	776	854,682
5.20%, 12/01/47 (Call 06/01/47)	521	567,375
5.50%, 02/15/49 (Call 08/15/48)	1,050	1,197,829
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	115	110,289
4.88%, 08/15/27 (Call 02/15/27)(b)	937	1,011,656
7.77%, 12/15/37(b)	640	850,433
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	510	465,736
4.10%, 09/15/42 (Call 03/15/42)(b)	230	243,623
4.30%, 01/15/49 (Call 07/15/48)(b)	410	433,194
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	510	537,019
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	555	549,737
2.75%, 09/01/24 (Call 08/01/24)	858	863,380
3.10%, 03/15/30 (Call 12/15/29)(a)	625	602,778
3.40%, 09/01/29 (Call 06/01/29)	761	750,796
4.00%, 07/13/27 (Call 04/13/27)	545	567,013
4.35%, 03/15/29 (Call 12/15/28)	649	679,420
4.45%, 09/01/49 (Call 03/01/49)	515	505,129
4.50%, 03/15/50 (Call 09/15/49)	255	250,497
4.55%, 07/15/28 (Call 04/15/28)	779	829,706
4.95%, 07/13/47 (Call 01/06/47)	534	561,838
5.20%, 07/15/48 (Call 01/15/48)(a)	834	908,786
5.85%, 01/15/26 (Call 12/15/25)	475	530,531
6.00%, 06/15/35	230	263,116
6.35%, 01/15/31 (Call 10/15/30)	221	262,197
7.15%, 01/15/51 (Call 07/15/50)	350	463,078
7.50%, 09/01/23 (Call 06/01/23)	115	122,731
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(a)	152	161,413
5.00%, 09/15/23 (Call 06/15/23)	756	785,532
6.13%, 02/01/41 (Call 08/01/40)	745	863,549
6.20%, 09/15/43 (Call 03/15/43)	385	439,008
6.65%, 10/01/36	299	361,588
6.85%, 10/15/37(a)	330	406,470

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	$590	$590,472
3.15%, 12/15/29 (Call 09/15/29)	508	501,634
3.55%, 10/01/26 (Call 07/01/26)	589	605,829
3.75%, 03/01/28 (Call 12/01/27)	33	33,996
4.68%, 02/15/45 (Call 08/15/44)	415	447,571
4.90%, 10/01/46 (Call 04/01/46)(a)	499	551,708
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	180	220,632
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	837	826,069
3.60%, 11/01/24 (Call 08/01/24)	515	527,047
3.80%, 09/15/30 (Call 06/15/30)	595	596,985
3.85%, 10/15/23 (Call 07/15/23)	803	819,906
4.30%, 01/31/43 (Call 07/31/42)(a)	495	444,339
4.50%, 12/15/26 (Call 09/15/26)	445	474,619
4.65%, 10/15/25 (Call 07/15/25)	931	985,746
4.70%, 06/15/44 (Call 12/15/43)	535	509,707
4.90%, 02/15/45 (Call 08/15/44)	444	427,855
5.15%, 06/01/42 (Call 12/01/41)	410	405,229
6.65%, 01/15/37	485	570,820
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	365	391,291
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	294	326,385
4.83%, 05/01/48 (Call 11/01/47)(b)	369	412,516
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,306	1,373,411
4.50%, 05/15/30 (Call 11/15/29)(a)	1,476	1,592,292
5.00%, 03/15/27 (Call 09/15/26)	898	974,317
5.63%, 04/15/23 (Call 01/15/23)	763	787,910
5.63%, 03/01/25 (Call 12/01/24)	1,584	1,709,226
5.75%, 05/15/24 (Call 02/15/24)	1,922	2,044,750
5.88%, 06/30/26 (Call 12/31/25)	1,418	1,572,376
Sempra Infrastructure Partners LP, 3.25%, 01/15/32 (Call 10/15/31)(b)	802	760,883
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	688	747,233
8.00%, 03/01/32(a)	257	340,763
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	465	478,276
3.50%, 03/15/25 (Call 12/15/24)	610	625,812
4.50%, 03/15/45 (Call 09/15/44)	619	649,152
4.75%, 03/15/24 (Call 12/15/23)	471	492,305
5.95%, 09/25/43 (Call 03/25/43)(a)	428	535,359
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	341	361,085
4.38%, 03/13/25 (Call 12/13/24)(a)	648	680,665
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	621	595,472
7.00%, 03/15/27	100	119,841
7.00%, 10/15/28	243	295,043
7.63%, 04/01/37	280	368,342
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	540	552,700
4.15%, 01/15/48 (Call 07/15/47)(b)	430	440,592
7.00%, 07/15/32	419	538,968
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	190	184,009
2.50%, 10/12/31 (Call 07/12/31)	930	868,808
3.75%, 10/16/23 (Call 07/16/23)	891	913,149
4.10%, 04/15/30 (Call 01/15/30)	656	692,671

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 05/15/28 (Call 02/15/28)	$1,160	$1,234,287
4.63%, 03/01/34 (Call 12/01/33)(a)	471	513,661
4.75%, 05/15/38 (Call 11/15/37)	300	329,138
4.88%, 01/15/26 (Call 10/15/25)	1,196	1,293,237
4.88%, 05/15/48 (Call 11/15/47)	542	616,173
5.00%, 10/16/43 (Call 04/16/43)	718	811,625
5.10%, 03/15/49 (Call 09/15/48)	259	303,743
5.60%, 03/31/34	465	546,015
5.85%, 03/15/36	670	805,154
6.10%, 06/01/40	955	1,204,535
6.20%, 10/15/37	505	633,806
7.25%, 08/15/38	1,080	1,496,219
7.63%, 01/15/39	1,060	1,514,201
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(c)	1,337	1,283,520
5.50%, 09/15/79 (Call 09/15/29), (SOFR + 4.416%)(c)	974	982,474
5.63%, 05/20/75 (Call 05/20/25)(c)	365	363,175
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	491	504,502
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	981	988,235
3.95%, 05/15/50 (Call 11/15/49)	315	311,634
4.00%, 03/15/28 (Call 12/15/27)	483	509,603
4.45%, 08/01/42 (Call 02/01/42)	451	474,652
4.60%, 03/15/48 (Call 09/15/47)	486	523,864
5.40%, 08/15/41 (Call 02/15/41)	325	380,528
7.85%, 02/01/26 (Call 11/01/25)	805	948,682
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	190	197,885
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	789	838,278
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	685	646,978
3.50%, 11/15/30 (Call 08/15/30)(a)	887	901,689
3.50%, 10/15/51 (Call 04/15/51)	265	235,132
3.75%, 06/15/27 (Call 03/15/27)	1,197	1,247,738
3.90%, 01/15/25 (Call 10/15/24)	851	883,730
4.00%, 09/15/25 (Call 06/15/25)	582	606,210
4.30%, 03/04/24 (Call 12/04/23)	945	979,869
4.50%, 11/15/23 (Call 08/15/23)	762	790,152
4.55%, 06/24/24 (Call 03/24/24)	307	321,434
4.85%, 03/01/48 (Call 09/01/47)	631	684,145
4.90%, 01/15/45 (Call 07/15/44)	665	714,989
5.10%, 09/15/45 (Call 03/15/45)	934	1,029,692
5.40%, 03/04/44 (Call 09/04/43)	608	678,825
5.75%, 06/24/44 (Call 12/24/43)	725	850,852
5.80%, 11/15/43 (Call 05/15/43)	315	368,329
6.30%, 04/15/40	452	555,655
7.75%, 06/15/31(a)	142	185,620
8.75%, 03/15/32	608	851,900
Series A, 7.50%, 01/15/31	292	375,078

		217,815,581

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)	629	607,893
4.40%, 05/27/26 (Call 02/27/26)(a)(b)	115	123,573
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	1,095	1,212,730
5.00%, 03/15/48 (Call 09/15/47)(a)(b)	75	90,416
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	110	133,779

Security	Par (000)	Value

Private Equity (continued)
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	$459	$468,695
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	615	731,909
KKR Group Finance Co X LLC., 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	55	48,158
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	723	826,620
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,003	1,052,688
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(a)(b)	518	487,406
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	807	746,888

		6,530,755

Real Estate — 0.1%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	429	447,013
7.38%, 03/01/33(a)	175	231,672
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	803	760,381
4.88%, 03/01/26 (Call 12/01/25)	576	624,426
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	230	211,741
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	452	415,026
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	884	913,556
Kimco Realty Corp., 3.20%, 04/01/32	25	25,027
Mitsui Fudosan Co Ltd, 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	25	24,625
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	500	475,861
3.88%, 03/20/27 (Call 12/20/26)(b)	535	566,498
4.13%, 02/01/29 (Call 11/01/28)(b)	885	947,040
Vonovia Finance BV, 5.00%, 10/02/23(b)	25	25,896

		5,668,762

Real Estate Investment Trusts — 3.4%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	335	315,314
2.60%, 06/15/33 (Call 03/15/33)	400	368,401
2.90%, 10/01/30 (Call 07/01/30)	100	97,064
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	646	571,087
2.00%, 05/18/32 (Call 02/18/32)	580	524,709
2.75%, 12/15/29 (Call 09/15/29)	360	354,824
2.95%, 03/15/34 (Call 12/15/33)	755	737,831
3.00%, 05/18/51 (Call 11/18/50)	587	514,738
3.38%, 08/15/31 (Call 05/15/31)	602	615,000
3.45%, 04/30/25 (Call 02/28/25)(a)	386	399,525
3.55%, 03/15/52 (Call 09/15/51)	500	481,485
3.80%, 04/15/26 (Call 02/15/26)	486	512,396
3.95%, 01/15/27 (Call 10/15/26)(a)	295	313,752
3.95%, 01/15/28 (Call 10/15/27)	220	233,705
4.00%, 02/01/50 (Call 08/01/49)	538	554,094
4.30%, 01/15/26 (Call 10/15/25)	395	422,099
4.50%, 07/30/29 (Call 04/30/29)	324	358,124
4.70%, 07/01/30 (Call 04/01/30)	371	413,742
4.85%, 04/15/49 (Call 10/15/48)	144	168,301
4.90%, 12/15/30 (Call 09/15/30)	367	422,072

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	$260	$251,783
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	290	272,847
2.85%, 02/01/30 (Call 11/01/29)	520	509,368
3.30%, 07/15/26 (Call 05/15/26)	190	195,999
3.63%, 11/15/27 (Call 08/15/27)	706	731,587
3.75%, 04/15/23 (Call 01/15/23)	589	597,833
3.88%, 01/30/31 (Call 10/30/30)(a)	367	384,944
4.13%, 07/01/24 (Call 04/01/24)	547	567,508
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	382	351,210
3.38%, 07/15/51 (Call 01/15/51)	335	287,252
4.25%, 02/15/28 (Call 11/15/27)	380	401,320
4.90%, 02/15/29 (Call 11/15/28)	657	725,082
American Tower Corp.
0.60%, 01/15/24	423	411,760
1.30%, 09/15/25 (Call 08/15/25)	514	491,952
1.45%, 09/15/26 (Call 08/15/26)	635	601,722
1.50%, 01/31/28 (Call 11/30/27)	275	251,341
1.60%, 04/15/26 (Call 03/15/26)	690	662,269
1.88%, 10/15/30 (Call 07/15/30)	354	313,438
2.10%, 06/15/30 (Call 03/15/30)	638	577,701
2.30%, 09/15/31 (Call 06/15/31)(a)	610	554,155
2.40%, 03/15/25 (Call 02/15/25)	286	285,060
2.70%, 04/15/31 (Call 01/15/31)(a)	649	610,304
2.75%, 01/15/27 (Call 11/15/26)	700	698,447
2.90%, 01/15/30 (Call 10/15/29)	582	561,818
2.95%, 01/15/25 (Call 12/15/24)	586	591,963
2.95%, 01/15/51 (Call 07/15/50)	806	661,004
3.00%, 06/15/23	458	464,749
3.10%, 06/15/50 (Call 12/15/49)	895	750,445
3.13%, 01/15/27 (Call 10/15/26)	313	315,902
3.38%, 05/15/24 (Call 04/15/24)	659	672,288
3.38%, 10/15/26 (Call 07/15/26)(a)	908	931,298
3.55%, 07/15/27 (Call 04/15/27)	642	659,071
3.60%, 01/15/28 (Call 10/15/27)	667	684,234
3.70%, 10/15/49 (Call 04/15/49)	752	696,092
3.80%, 08/15/29 (Call 05/15/29)	1,281	1,322,670
3.95%, 03/15/29 (Call 12/15/28)	313	324,347
4.00%, 06/01/25 (Call 03/01/25)	690	718,393
4.40%, 02/15/26 (Call 11/15/25)	437	463,407
5.00%, 02/15/24	569	598,642
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	325	310,168
2.05%, 01/15/32 (Call 10/15/31)(a)	680	633,993
2.30%, 03/01/30 (Call 12/01/29)	545	529,195
2.45%, 01/15/31 (Call 10/17/30)	475	463,609
2.85%, 03/15/23 (Call 12/15/22)	30	30,445
2.90%, 10/15/26 (Call 07/15/26)	455	462,380
2.95%, 05/11/26 (Call 02/11/26)(a)	818	838,625
3.20%, 01/15/28 (Call 10/15/27)	121	124,527
3.30%, 06/01/29 (Call 03/01/29)(a)	466	482,526
3.35%, 05/15/27 (Call 02/15/27)	252	261,778
3.45%, 06/01/25 (Call 03/03/25)	365	377,019
3.50%, 11/15/24 (Call 08/15/24)	284	292,369
3.50%, 11/15/25 (Call 08/15/25)	105	109,290
3.90%, 10/15/46 (Call 04/15/46)(a)	312	333,119
4.15%, 07/01/47 (Call 01/01/47)	284	316,269
4.20%, 12/15/23 (Call 09/16/23)	376	388,870

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.35%, 04/15/48 (Call 10/18/47)	$207	$236,622
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	857	778,582
2.55%, 04/01/32 (Call 01/01/32)	871	812,843
2.75%, 10/01/26 (Call 07/01/26)	571	572,724
2.90%, 03/15/30 (Call 12/15/29)	790	769,105
3.13%, 09/01/23 (Call 06/01/23)	237	240,687
3.20%, 01/15/25 (Call 10/15/24)	390	398,549
3.25%, 01/30/31 (Call 10/30/30)	982	980,258
3.40%, 06/21/29 (Call 03/21/29)	395	403,757
3.65%, 02/01/26 (Call 11/03/25)	974	1,008,694
3.80%, 02/01/24 (Call 11/01/23)	705	724,591
4.50%, 12/01/28 (Call 09/01/28)	799	872,393
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	375	391,052
4.10%, 10/01/24 (Call 07/01/24)	253	262,086
4.55%, 10/01/29 (Call 07/01/29)(a)	369	396,759
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	235	223,779
2.50%, 08/16/31 (Call 05/16/31)	650	600,807
3.65%, 06/15/24 (Call 04/15/24)	950	978,083
3.85%, 02/01/25 (Call 11/01/24)	409	424,470
3.90%, 03/15/27 (Call 12/15/26)	522	543,151
4.05%, 07/01/30 (Call 04/01/30)	688	713,761
4.13%, 06/15/26 (Call 03/15/26)	230	243,064
4.13%, 05/15/29 (Call 02/15/29)	280	296,096
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	435	402,271
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	842	833,224
3.15%, 07/01/29 (Call 04/01/29)	274	280,057
3.35%, 11/01/49 (Call 05/01/49)	382	381,114
4.10%, 10/15/28 (Call 07/15/28)	265	285,561
4.25%, 01/15/24 (Call 10/15/23)	273	281,169
4.88%, 06/15/23 (Call 03/15/23)	81	83,420
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	640	653,609
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	790	731,364
2.25%, 03/15/26 (Call 02/15/26)	115	113,083
2.75%, 04/15/31 (Call 01/15/31)	45	42,287
2.90%, 12/01/33 (Call 09/01/33)	255	235,490
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	926	862,658
1.35%, 07/15/25 (Call 06/15/25)	364	349,185
2.10%, 04/01/31 (Call 01/01/31)	832	749,225
2.25%, 01/15/31 (Call 10/15/30)	798	719,200
2.50%, 07/15/31 (Call 04/15/31)	535	496,962
2.90%, 04/01/41 (Call 10/01/40)	970	832,832
3.10%, 11/15/29 (Call 08/15/29)(a)	463	449,765
3.15%, 07/15/23 (Call 06/15/23)(a)	465	472,114
3.20%, 09/01/24 (Call 07/01/24)	807	820,398
3.25%, 01/15/51 (Call 07/15/50)(a)	822	705,262
3.30%, 07/01/30 (Call 04/01/30)	769	750,581
3.65%, 09/01/27 (Call 06/01/27)	866	895,553
3.70%, 06/15/26 (Call 03/15/26)	698	720,576
3.80%, 02/15/28 (Call 11/15/27)	860	894,286
4.00%, 03/01/27 (Call 12/01/26)	536	558,802
4.00%, 11/15/49 (Call 05/15/49)	392	382,463
4.15%, 07/01/50 (Call 01/01/50)(a)	426	426,628

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 02/15/29 (Call 11/15/28)(a)	$497	$524,564
4.45%, 02/15/26 (Call 11/15/25)	732	773,915
4.75%, 05/15/47 (Call 11/15/46)	486	540,182
5.20%, 02/15/49 (Call 08/15/48)	503	580,014
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	260	236,819
2.25%, 12/15/28 (Call 10/15/28)	682	649,341
2.50%, 02/15/32 (Call 11/15/31)	500	468,151
3.00%, 02/15/30 (Call 11/15/29)	461	456,356
3.13%, 09/01/26 (Call 06/01/26)	127	129,693
4.00%, 11/15/25 (Call 08/15/25)	393	413,598
4.38%, 02/15/29 (Call 11/15/28)	420	456,603
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	454	440,752
2.90%, 11/15/24 (Call 10/15/24)(a)	719	727,197
3.45%, 11/15/29 (Call 08/15/29)	554	582,476
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	672	692,384
3.70%, 08/15/27 (Call 05/15/27)(a)	982	1,027,158
4.45%, 07/15/28 (Call 04/15/28)(a)	535	576,134
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	471	429,282
1.75%, 02/01/31 (Call 11/01/30)(a)	320	288,126
2.25%, 01/15/32 (Call 10/15/31)(a)	555	517,352
2.88%, 11/15/29 (Call 08/15/29)	298	296,489
3.05%, 03/01/50 (Call 09/01/49)	307	271,273
3.25%, 06/30/26 (Call 03/30/26)	445	457,653
3.38%, 12/15/27 (Call 09/15/27)	314	325,885
4.00%, 09/15/28 (Call 06/15/28)	429	460,628
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)(a)	400	385,618
4.50%, 04/01/25 (Call 01/01/25)(a)	200	205,397
4.50%, 06/01/27 (Call 03/01/27)	300	305,814
4.75%, 12/15/26 (Call 09/15/26)	300	310,085
4.95%, 04/15/28 (Call 01/15/28)	300	309,154
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	829	785,499
1.25%, 07/15/25 (Call 06/15/25)	563	536,508
1.45%, 05/15/26 (Call 04/15/26)	500	475,749
1.55%, 03/15/28 (Call 01/15/28)	546	501,790
1.80%, 07/15/27 (Call 05/15/27)	670	634,261
2.00%, 05/15/28 (Call 03/15/28)	335	313,577
2.15%, 07/15/30 (Call 04/15/30)	865	784,328
2.50%, 05/15/31 (Call 02/15/31)	856	791,593
2.63%, 11/18/24 (Call 10/18/24)	914	919,183
2.90%, 11/18/26 (Call 09/18/26)	367	370,323
2.95%, 09/15/51 (Call 03/15/51)	452	368,596
3.00%, 07/15/50 (Call 01/15/50)	549	459,312
3.20%, 11/18/29 (Call 08/18/29)(a)	1,259	1,241,930
3.40%, 02/15/52 (Call 08/15/51)	232	208,767
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	230	213,206
2.50%, 02/15/30 (Call 11/15/29)	780	762,694
2.85%, 11/01/26 (Call 08/01/26)	525	537,536
3.00%, 04/15/23 (Call 01/15/23)	120	121,455
3.00%, 07/01/29 (Call 04/01/29)	195	197,336
3.25%, 08/01/27 (Call 05/01/27)(a)	215	222,447
3.50%, 03/01/28 (Call 12/01/27)(a)	357	375,517
4.00%, 08/01/47 (Call 02/01/47)(a)	120	130,634
4.15%, 12/01/28 (Call 09/01/28)(a)	573	615,733

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 07/01/44 (Call 01/01/44)	$894	$1,021,529
4.50%, 06/01/45 (Call 12/01/44)	195	223,301
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	460	407,562
1.70%, 03/01/28 (Call 01/01/28)(a)	175	164,759
2.55%, 06/15/31 (Call 03/15/31)	115	109,432
2.65%, 03/15/32 (Call 12/15/31)	653	624,572
2.65%, 09/01/50 (Call 03/01/50)	255	204,886
3.00%, 01/15/30 (Call 10/15/29)	317	316,565
3.25%, 05/01/23 (Call 02/01/23)	155	157,081
3.38%, 04/15/26 (Call 01/15/26)	353	363,907
3.50%, 04/01/25 (Call 01/01/25)(a)	700	721,802
3.63%, 05/01/27 (Call 02/01/27)	391	409,639
3.88%, 05/01/24 (Call 02/01/24)	455	470,018
4.00%, 03/01/29 (Call 12/01/28)	551	586,975
4.50%, 03/15/48 (Call 09/15/47)	255	284,248
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	525	483,785
2.55%, 06/01/31 (Call 03/01/31)	580	550,358
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	522	499,162
2.75%, 06/01/23 (Call 03/01/23)(a)	150	151,464
3.20%, 06/15/29 (Call 03/15/29)(a)	505	511,887
3.25%, 07/15/27 (Call 04/15/27)	475	489,949
3.50%, 06/01/30 (Call 03/01/30)(a)	394	404,139
3.63%, 08/01/46 (Call 02/01/46)(a)	384	371,413
3.95%, 01/15/24 (Call 10/15/23)	305	313,886
4.50%, 12/01/44 (Call 06/01/44)	397	431,148
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	585	549,113
3.35%, 09/01/24 (Call 08/01/24)	505	510,461
4.00%, 01/15/30 (Call 10/15/29)	707	707,080
4.00%, 01/15/31 (Call 10/15/30)	463	461,403
5.25%, 06/01/25 (Call 03/01/25)	856	902,001
5.30%, 01/15/29 (Call 10/15/28)	760	826,217
5.38%, 11/01/23 (Call 08/01/23)	391	407,241
5.38%, 04/15/26 (Call 01/15/26)	704	753,386
5.75%, 06/01/28 (Call 03/03/28)	480	531,749
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	10	10,969
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(a)(b)	125	130,725
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	208	190,147
2.40%, 03/15/30 (Call 12/15/29)	240	227,740
3.63%, 01/15/28 (Call 10/15/27)	350	360,259
3.88%, 05/01/25 (Call 02/01/25)	427	441,961
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	767	695,309
3.10%, 02/15/30 (Call 11/15/29)	639	633,048
3.50%, 08/01/26 (Call 05/01/26)	612	633,998
3.75%, 07/01/27 (Call 04/01/27)	426	447,697
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	423	399,934
2.13%, 12/01/28 (Call 10/01/28)	722	693,542
2.88%, 01/15/31 (Call 10/15/30)	313	307,652
3.00%, 01/15/30 (Call 10/15/29)	686	682,739
3.25%, 07/15/26 (Call 05/15/26)	290	299,709
3.40%, 02/01/25 (Call 11/01/24)(a)	123	126,677
3.50%, 07/15/29 (Call 04/15/29)	340	351,909

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$812	$850,205
6.75%, 02/01/41 (Call 08/01/40)	352	491,898
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	330	313,752
3.05%, 02/15/30 (Call 11/15/29)	588	577,519
4.13%, 03/15/28 (Call 12/15/27)	617	655,143
4.20%, 04/15/29 (Call 01/15/29)	129	136,003
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	298	303,604
Series E, 4.00%, 06/15/25 (Call 03/15/25)	715	741,853
Series F, 4.50%, 02/01/26 (Call 11/01/25)	340	356,281
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	881	866,841
Series I, 3.50%, 09/15/30 (Call 06/15/30)	131	127,802
Series J, 2.90%, 12/15/31 (Call 09/15/31)	270	249,794
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	605	603,384
3.95%, 11/01/27 (Call 08/01/27)	435	453,834
4.65%, 04/01/29 (Call 01/01/29)(a)	419	455,340
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	170	151,416
2.30%, 11/15/28 (Call 09/15/28)	270	255,054
2.70%, 01/15/34 (Call 10/15/33)	325	296,038
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	443	403,964
2.65%, 11/15/33 (Call 08/15/33)	425	386,875
3.05%, 02/15/30 (Call 11/15/29)	437	428,100
3.45%, 12/15/24 (Call 09/15/24)	435	445,571
4.25%, 08/15/29 (Call 05/15/29)	175	186,345
4.38%, 10/01/25 (Call 07/01/25)	460	483,363
4.75%, 12/15/28 (Call 09/15/28)(a)	475	522,944
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	343	324,209
2.25%, 12/01/31 (Call 09/01/31)(a)	320	295,328
2.70%, 03/01/24 (Call 01/01/24)	365	367,854
2.70%, 10/01/30 (Call 07/01/30)	479	465,585
2.80%, 10/01/26 (Call 07/01/26)	362	364,303
3.25%, 08/15/26 (Call 05/15/26)	165	169,020
3.30%, 02/01/25 (Call 12/01/24)	709	726,265
3.50%, 04/15/23 (Call 01/15/23)	100	101,367
3.70%, 10/01/49 (Call 04/01/49)	316	308,928
3.80%, 04/01/27 (Call 01/01/27)(a)	575	604,119
4.13%, 12/01/46 (Call 06/01/46)	353	365,099
4.25%, 04/01/45 (Call 10/01/44)	199	206,603
4.45%, 09/01/47 (Call 03/01/47)	265	288,598
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	25	26,129
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	205	210,813
4.75%, 09/15/30 (Call 06/15/30)(a)	415	446,981
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	294	274,081
2.40%, 10/15/31 (Call 07/15/31)	460	427,758
3.88%, 12/15/27 (Call 09/15/27)	433	458,572
4.00%, 06/15/29 (Call 03/15/29)	472	501,934
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	800	831,725
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	483	445,659
2.70%, 09/15/30 (Call 06/15/30)	465	443,265
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	205	192,392
1.70%, 02/15/31 (Call 11/15/30)(a)	427	386,005

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 03/15/30 (Call 12/15/29)(a)	$385	$378,934
2.88%, 09/15/51 (Call 03/15/51)	365	322,344
3.60%, 06/01/27 (Call 03/01/27)	250	262,979
3.75%, 06/15/24 (Call 03/15/24)	151	155,857
3.95%, 03/15/29 (Call 12/15/28)(a)	281	300,720
4.00%, 11/15/25 (Call 08/15/25)	50	52,503
4.20%, 06/15/28 (Call 03/15/28)	625	673,964
4.30%, 10/15/23 (Call 07/15/23)	385	395,518
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	497	458,766
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	384	368,382
3.00%, 04/15/52 (Call 10/15/51)	130	108,299
3.10%, 04/15/50 (Call 10/15/49)	268	234,793
3.50%, 10/15/27 (Call 07/15/27)	35	36,419
3.50%, 04/15/51 (Call 10/15/50)	290	271,291
3.60%, 12/15/26 (Call 09/15/26)	161	167,190
3.90%, 06/15/24 (Call 03/15/24)	214	221,454
4.00%, 11/15/25 (Call 08/15/25)	362	382,900
4.30%, 10/15/28 (Call 07/15/28)	557	597,258
4.80%, 10/15/48 (Call 04/15/48)	357	410,431
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	445	411,948
2.65%, 06/15/26 (Call 05/15/26)	415	394,805
3.45%, 10/15/31 (Call 07/15/31)	510	466,801
4.25%, 05/15/24 (Call 02/15/24)	399	407,780
4.50%, 02/01/25 (Call 11/01/24)	439	449,852
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	510	468,398
3.38%, 02/01/31 (Call 11/01/30)	743	702,828
3.63%, 10/01/29 (Call 07/01/29)	693	680,556
4.38%, 08/01/23 (Call 06/01/23)	374	383,709
4.50%, 01/15/25 (Call 10/15/24)	495	515,515
4.50%, 04/01/27 (Call 01/01/27)	175	184,718
4.75%, 01/15/28 (Call 10/15/27)	445	466,064
4.95%, 04/01/24 (Call 01/01/24)(a)	380	396,967
5.25%, 01/15/26 (Call 10/15/25)(a)	423	452,632
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	600	560,223
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	370	347,016
3.95%, 01/15/28 (Call 10/15/27)	605	635,156
4.30%, 03/15/27 (Call 12/15/26)(a)	438	469,785
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	347	322,372
3.15%, 08/15/30 (Call 05/15/30)	221	216,433
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	523	461,146
1.63%, 03/15/31 (Call 12/15/30)	352	320,037
2.13%, 04/15/27 (Call 02/15/27)(a)	671	660,039
2.13%, 10/15/50 (Call 04/15/50)	426	327,517
2.25%, 04/15/30 (Call 01/15/30)	1,006	963,706
3.00%, 04/15/50 (Call 10/15/49)(a)	391	360,626
3.25%, 10/01/26 (Call 07/01/26)(a)	548	569,733
3.88%, 09/15/28 (Call 06/15/28)	105	112,214
4.38%, 02/01/29 (Call 11/01/28)(a)	449	492,958
4.38%, 09/15/48 (Call 03/15/48)	365	417,048
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	576	547,242
1.50%, 11/09/26 (Call 10/09/26)(a)	420	407,089

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
1.85%, 05/01/28 (Call 03/01/28)	$572	$546,126
1.95%, 11/09/28 (Call 09/09/28)	525	501,449
2.25%, 11/09/31 (Call 08/09/31)	345	329,899
2.30%, 05/01/31 (Call 02/01/31)	400	385,196
3.09%, 09/15/27 (Call 06/15/27)	451	467,895
3.39%, 05/01/29 (Call 02/01/29)	595	619,186
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	307	294,005
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	375	349,598
1.80%, 03/15/33 (Call 12/15/32)(a)	460	402,016
2.20%, 06/15/28 (Call 04/15/28)	487	471,975
2.85%, 12/15/32 (Call 09/15/32)(a)	652	634,048
3.00%, 01/15/27 (Call 10/15/26)(a)	276	280,810
3.10%, 12/15/29 (Call 09/15/29)	385	386,735
3.25%, 06/15/29 (Call 03/15/29)(a)	466	475,906
3.25%, 01/15/31 (Call 10/15/30)	715	724,927
3.40%, 01/15/28 (Call 11/15/27)	513	528,144
3.65%, 01/15/28 (Call 10/15/27)	487	507,468
3.88%, 07/15/24 (Call 04/15/24)	363	377,315
3.88%, 04/15/25 (Call 02/15/25)	613	639,954
3.95%, 08/15/27 (Call 05/15/27)	498	528,814
4.13%, 10/15/26 (Call 07/15/26)	551	584,663
4.60%, 02/06/24 (Call 11/06/23)	310	322,683
4.63%, 11/01/25 (Call 09/01/25)	546	586,485
4.65%, 03/15/47 (Call 09/15/46)	416	483,581
4.88%, 06/01/26 (Call 03/01/26)(a)	520	564,954
5.88%, 03/15/35(a)	160	197,890
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	601	595,245
3.60%, 02/01/27 (Call 11/01/26)(a)	513	538,031
3.70%, 06/15/30 (Call 03/15/30)	453	472,429
3.90%, 11/01/25 (Call 08/01/25)	420	438,159
4.13%, 03/15/28 (Call 12/15/27)	166	176,767
4.40%, 02/01/47 (Call 08/01/46)	313	332,375
4.65%, 03/15/49 (Call 09/15/48)	190	212,319
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)	155	158,917
5.00%, 12/15/23 (Call 09/15/23)	150	155,544
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	565	515,971
2.15%, 09/01/31 (Call 06/01/31)(a)	250	225,205
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	345	320,862
3.90%, 10/15/29 (Call 07/15/29)	747	748,930
5.13%, 08/15/26 (Call 05/15/26)	736	781,967
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	400	373,553
2.85%, 01/15/32 (Call 08/15/31)(a)	25	23,096
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	645	660,903
3.50%, 02/12/25 (Call 11/14/24)(b)	577	593,222
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	681	706,657
4.38%, 05/28/30 (Call 02/28/30)(b)	1,455	1,584,009
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	1,098	1,095,749
5.13%, 09/24/80 (Call 06/24/30)(b)(c)	310	307,675
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(a)	410	387,644
1.75%, 02/01/28 (Call 11/01/27)	315	296,623
2.00%, 09/13/24 (Call 06/13/24)	847	844,279

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.20%, 02/01/31 (Call 11/01/30)	$745	$696,909
2.25%, 01/15/32 (Call 10/15/31)(a)	330	306,640
2.45%, 09/13/29 (Call 06/13/29)	464	448,156
2.65%, 07/15/30 (Call 04/15/30)(a)	419	407,876
2.65%, 02/01/32 (Call 12/01/31)	800	770,514
2.75%, 06/01/23 (Call 03/01/23)	582	587,910
3.25%, 11/30/26 (Call 08/30/26)	664	682,889
3.25%, 09/13/49 (Call 03/13/49)	962	883,926
3.30%, 01/15/26 (Call 10/15/25)	325	333,061
3.38%, 10/01/24 (Call 07/01/24)	849	873,406
3.38%, 06/15/27 (Call 03/15/27)(a)	774	797,781
3.38%, 12/01/27 (Call 09/01/27)(a)	692	713,380
3.50%, 09/01/25 (Call 06/01/25)	1,070	1,104,770
3.75%, 02/01/24 (Call 11/01/23)	342	352,437
3.80%, 07/15/50 (Call 01/15/50)	407	410,773
4.25%, 10/01/44 (Call 04/01/44)	366	390,836
4.25%, 11/30/46 (Call 05/30/46)(a)	360	389,629
4.75%, 03/15/42 (Call 09/15/41)	318	359,706
6.75%, 02/01/40 (Call 11/01/39)	834	1,142,775
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	583	597,537
4.25%, 02/01/26 (Call 11/01/25)	213	221,353
4.70%, 06/01/27 (Call 03/01/27)	537	576,333
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	465	437,804
2.70%, 02/15/32 (Call 11/15/31)(a)	386	364,787
3.20%, 01/15/27 (Call 11/15/26)	445	450,842
3.20%, 02/15/31 (Call 11/15/30)	310	302,222
3.40%, 01/15/30 (Call 10/15/29)	441	439,657
4.00%, 07/15/29 (Call 04/15/29)	496	518,075
4.45%, 09/15/26 (Call 06/15/26)(a)	307	328,128
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	380	352,599
2.75%, 11/18/30 (Call 08/18/30)(a)	185	174,626
4.50%, 03/15/28 (Call 12/15/27)	245	262,300
4.63%, 03/15/29 (Call 12/15/28)	466	500,886
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	350	330,606
2.70%, 07/15/31 (Call 04/15/31)	735	691,430
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)(a)	450	409,308
3.13%, 09/01/26 (Call 06/01/26)	71	70,693
3.88%, 07/15/27 (Call 04/15/27)(a)	245	253,272
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(a)(b)	320	316,736
6.39%, 01/15/50 (Call 07/15/49)(a)(b)	600	615,000
6.95%, 01/30/44 (Call 07/30/43)(b)	510	558,455
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	458	400,722
2.10%, 08/01/32 (Call 05/01/32)(a)	265	238,395
2.10%, 06/15/33 (Call 03/15/33)	275	243,063
2.95%, 09/01/26 (Call 06/01/26)(a)	242	245,523
3.00%, 08/15/31 (Call 05/15/31)(a)	408	401,889
3.10%, 11/01/34 (Call 08/01/34)	408	394,117
3.20%, 01/15/30 (Call 10/15/29)	472	472,754
3.50%, 07/01/27 (Call 04/01/27)(a)	125	130,702
3.50%, 01/15/28 (Call 10/15/27)	389	401,768
4.40%, 01/26/29 (Call 10/26/28)	305	329,104
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	420	396,500

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 01/15/25 (Call 12/15/24)	$325	$326,511
3.00%, 01/15/30 (Call 10/15/29)	631	624,278
3.25%, 10/15/26 (Call 07/15/26)	416	425,675
3.50%, 04/15/24 (Call 03/15/24)	543	556,889
3.50%, 02/01/25 (Call 11/01/24)	208	214,275
3.75%, 05/01/24 (Call 02/01/24)	286	294,398
3.85%, 04/01/27 (Call 01/01/27)(a)	345	363,408
4.00%, 03/01/28 (Call 12/01/27)(a)	420	446,352
4.13%, 01/15/26 (Call 10/15/25)	494	523,206
4.38%, 02/01/45 (Call 08/01/44)	280	295,723
4.40%, 01/15/29 (Call 10/15/28)	553	601,024
4.75%, 11/15/30 (Call 08/15/30)	396	442,363
4.88%, 04/15/49 (Call 10/15/48)	241	277,368
5.70%, 09/30/43 (Call 03/30/43)	321	395,945
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	18	17,475
3.40%, 06/01/31 (Call 03/01/31)(a)	35	34,334
3.50%, 01/15/25 (Call 11/15/24)	208	213,663
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(a)(b)	730	723,080
3.50%, 06/15/29 (Call 03/15/29)(b)	760	754,920
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	256	266,248
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	372	357,808
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(a)(b)	764	782,443
4.75%, 09/17/44 (Call 03/17/44)(a)(b)	475	468,951
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	485	458,982
2.70%, 02/15/27 (Call 12/15/26)(a)	563	568,369
2.75%, 01/15/31 (Call 10/15/30)	458	443,304
2.75%, 01/15/32 (Call 10/15/31)	525	502,200
2.80%, 06/01/31 (Call 03/01/31)	500	484,726
3.10%, 01/15/30 (Call 10/15/29)(a)	764	763,696
3.63%, 03/15/24 (Call 02/15/24)	570	585,476
4.00%, 06/01/25 (Call 03/01/25)	938	982,021
4.13%, 03/15/29 (Call 12/15/28)	659	705,493
4.25%, 04/01/26 (Call 01/01/26)	395	420,865
4.25%, 04/15/28 (Call 01/15/28)	617	663,881
4.50%, 01/15/24 (Call 10/15/23)	353	367,620
4.95%, 09/01/48 (Call 03/01/48)	580	688,189
5.13%, 03/15/43 (Call 09/15/42)	220	253,883
6.50%, 03/15/41 (Call 09/15/40)	250	336,561
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	90	90,713
4.00%, 11/15/29 (Call 08/15/29)	772	824,219
4.00%, 04/15/30 (Call 01/15/30)	792	841,844
4.00%, 03/09/52	55	55,685
6.88%, 12/15/33	380	502,589
7.38%, 03/15/32	1,161	1,571,490
8.50%, 01/15/25	295	346,048
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	414	370,814
2.40%, 02/01/31 (Call 11/01/30)	332	311,266
2.45%, 02/01/32 (Call 11/01/31)	190	176,430
3.85%, 07/15/29 (Call 04/15/29)	405	427,046
4.00%, 02/01/25 (Call 11/01/24)	480	501,088
4.25%, 10/01/26 (Call 07/01/26)	411	438,112
4.60%, 04/01/24 (Call 01/01/24)	190	198,230

		225,180,922

Security	Par (000)	Value

Retail — 2.2%
7-Eleven Inc.
0.80%, 02/10/24 (Call 03/31/22)(b)	$1,879	$1,833,937
0.95%, 02/10/26 (Call 01/10/26)(b)	1,430	1,346,428
1.30%, 02/10/28 (Call 12/10/27)(b)	1,215	1,107,144
1.80%, 02/10/31 (Call 11/10/30)(b)	1,025	913,822
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	707	591,454
2.80%, 02/10/51 (Call 08/02/50)(b)	971	810,615
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	565	529,983
3.90%, 04/15/30 (Call 01/15/30)	528	545,849
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	989	972,736
3.44%, 05/13/41 (Call 11/13/40)(b)	505	471,562
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	838	867,876
3.63%, 05/13/51 (Call 11/13/50)(b)	435	404,706
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	863	831,080
4.50%, 07/26/47 (Call 01/26/47)(b)	255	268,414
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	245	230,709
2.40%, 08/01/31 (Call 05/01/31)	730	658,189
3.50%, 11/15/24 (Call 09/15/24)	625	643,309
3.80%, 11/15/27 (Call 08/15/27)	590	611,168
3.85%, 03/01/32 (Call 12/01/31)	230	232,383
4.50%, 10/01/25 (Call 07/01/25)	320	335,761
4.75%, 06/01/30 (Call 03/01/30)	275	296,330
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	1,116	989,572
3.13%, 07/15/23 (Call 04/15/23)	314	318,885
3.13%, 04/18/24 (Call 03/18/24)	438	448,156
3.13%, 04/21/26 (Call 01/21/26)	635	653,433
3.25%, 04/15/25 (Call 01/15/25)	541	557,596
3.63%, 04/15/25 (Call 03/15/25)(a)	220	227,622
3.75%, 06/01/27 (Call 03/01/27)	608	641,243
3.75%, 04/18/29 (Call 01/18/29)	647	675,728
4.00%, 04/15/30 (Call 01/15/30)	190	201,900
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	832	757,552
4.45%, 10/01/28 (Call 07/01/28)	665	716,085
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	225	224,930
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,271	1,221,626
1.60%, 04/20/30 (Call 01/20/30)	1,149	1,065,625
1.75%, 04/20/32 (Call 01/20/32)	557	514,192
2.75%, 05/18/24 (Call 03/18/24)	978	998,073
3.00%, 05/18/27 (Call 02/18/27)	1,086	1,125,595
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	860	905,192
4.55%, 02/15/48 (Call 08/15/47)	381	388,106
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	810	778,530
4.10%, 01/15/52 (Call 07/15/51)	295	258,164
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	824	835,471
3.50%, 04/03/30 (Call 01/03/30)	945	964,325
3.88%, 04/15/27 (Call 01/15/27)(a)	777	821,693
4.13%, 05/01/28 (Call 02/01/28)	146	156,698
4.13%, 04/03/50 (Call 10/03/49)(a)	410	425,365
4.15%, 11/01/25 (Call 08/01/25)	692	729,923

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	$810	$769,437
3.38%, 12/01/51 (Call 06/01/51)	365	327,777
4.00%, 05/15/25 (Call 03/15/25)	1,415	1,474,787
4.20%, 05/15/28 (Call 02/15/28)	1,215	1,297,164
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)(b)	350	327,512
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	850	762,835
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	585	537,274
1.38%, 03/15/31 (Call 12/15/30)	1,395	1,249,090
1.50%, 09/15/28 (Call 07/15/28)	505	479,103
1.88%, 09/15/31 (Call 06/15/31)(a)	1,360	1,262,079
2.13%, 09/15/26 (Call 06/15/26)(a)	938	938,356
2.38%, 03/15/51 (Call 09/15/50)	1,055	867,914
2.50%, 04/15/27 (Call 02/15/27)	775	782,491
2.70%, 04/01/23 (Call 01/01/23)	439	443,799
2.70%, 04/15/30 (Call 01/15/30)(a)	428	426,585
2.75%, 09/15/51 (Call 03/15/51)	425	377,133
2.80%, 09/14/27 (Call 06/14/27)	865	882,616
2.95%, 06/15/29 (Call 03/15/29)(a)	1,507	1,541,218
3.00%, 04/01/26 (Call 01/01/26)	1,315	1,362,562
3.13%, 12/15/49 (Call 06/15/49)	608	572,950
3.30%, 04/15/40 (Call 10/15/39)	1,111	1,111,443
3.35%, 09/15/25 (Call 06/15/25)	679	705,181
3.35%, 04/15/50 (Call 10/15/49)	1,252	1,224,372
3.50%, 09/15/56 (Call 03/15/56)	580	576,448
3.75%, 02/15/24 (Call 11/15/23)(a)	778	805,755
3.90%, 12/06/28 (Call 09/06/28)	835	901,820
3.90%, 06/15/47 (Call 12/15/46)	954	1,012,839
4.20%, 04/01/43 (Call 10/01/42)	793	876,389
4.25%, 04/01/46 (Call 10/01/45)	1,269	1,398,716
4.40%, 03/15/45 (Call 09/15/44)	975	1,098,548
4.50%, 12/06/48 (Call 06/06/48)	1,210	1,403,020
4.88%, 02/15/44 (Call 08/15/43)	739	883,719
5.40%, 09/15/40 (Call 03/15/40)	965	1,207,523
5.88%, 12/16/36	1,788	2,362,388
5.95%, 04/01/41 (Call 10/01/40)	876	1,160,335
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	323	330,598
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,025	945,333
1.70%, 09/15/28 (Call 07/15/28)	415	389,490
1.70%, 10/15/30 (Call 07/15/30)(a)	1,294	1,164,234
2.50%, 04/15/26 (Call 01/15/26)	689	696,576
2.63%, 04/01/31 (Call 01/01/31)(a)	860	831,064
2.80%, 09/15/41 (Call 03/15/41)	955	843,346
3.00%, 10/15/50 (Call 04/15/50)	1,502	1,305,258
3.10%, 05/03/27 (Call 02/03/27)(a)	1,385	1,426,326
3.13%, 09/15/24 (Call 06/15/24)	529	539,851
3.38%, 09/15/25 (Call 06/15/25)	843	878,398
3.50%, 04/01/51 (Call 10/01/50)(a)	465	440,415
3.65%, 04/05/29 (Call 01/05/29)	1,207	1,264,692
3.70%, 04/15/46 (Call 10/15/45)	1,097	1,068,357
3.88%, 09/15/23 (Call 06/15/23)	358	367,582
4.00%, 04/15/25 (Call 03/15/25)	799	840,590
4.05%, 05/03/47 (Call 11/03/46)	1,271	1,304,491
4.38%, 09/15/45 (Call 03/15/45)	402	427,659
4.50%, 04/15/30 (Call 01/15/30)	1,052	1,160,333
4.55%, 04/05/49 (Call 10/05/48)	400	446,134
4.65%, 04/15/42 (Call 10/15/41)	334	369,181
5.00%, 04/15/40 (Call 10/15/39)	365	418,666

Security	Par (000)	Value

Retail (continued)
5.00%, 09/15/43 (Call 03/15/43)	$271	$316,390
5.13%, 04/15/50 (Call 10/15/49)	165	199,531
5.50%, 10/15/35(a)	445	542,714
6.50%, 03/15/29	365	446,496
6.88%, 02/15/28	125	152,491
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	440	429,315
2.13%, 03/01/30 (Call 12/01/29)(a)	707	669,363
2.63%, 09/01/29 (Call 06/01/29)(a)	741	728,583
3.25%, 06/10/24	334	343,619
3.30%, 07/01/25 (Call 06/01/25)	779	801,438
3.35%, 04/01/23 (Call 03/01/23)	490	499,596
3.38%, 05/26/25 (Call 02/26/25)	938	971,890
3.50%, 03/01/27 (Call 12/01/26)	1,054	1,101,052
3.50%, 07/01/27 (Call 05/01/27)	780	817,193
3.60%, 07/01/30 (Call 04/01/30)	979	1,026,932
3.63%, 05/01/43	725	702,191
3.63%, 09/01/49 (Call 03/01/49)	1,126	1,105,574
3.70%, 01/30/26 (Call 10/30/25)	973	1,024,399
3.70%, 02/15/42	435	429,529
3.80%, 04/01/28 (Call 01/01/28)(a)	918	973,046
4.20%, 04/01/50 (Call 10/01/49)(a)	584	624,318
4.45%, 03/01/47 (Call 09/01/46)	660	723,517
4.45%, 09/01/48 (Call 03/01/48)	598	655,166
4.60%, 05/26/45 (Call 11/26/44)	620	679,233
4.70%, 12/09/35 (Call 06/09/35)	687	777,960
4.88%, 07/15/40	595	687,313
4.88%, 12/09/45 (Call 06/09/45)	555	629,279
5.70%, 02/01/39(a)	506	619,896
6.30%, 10/15/37	777	1,028,851
6.30%, 03/01/38	955	1,247,160
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	325	291,665
3.55%, 03/15/26 (Call 12/15/25)	594	618,624
3.60%, 09/01/27 (Call 06/01/27)	690	721,063
3.85%, 06/15/23 (Call 03/15/23)	115	117,522
3.90%, 06/01/29 (Call 03/01/29)	816	856,825
4.20%, 04/01/30 (Call 01/01/30)	357	382,378
4.35%, 06/01/28 (Call 03/01/28)	517	557,623
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	695	657,281
1.88%, 04/15/31 (Call 01/15/31)	688	622,296
3.38%, 09/15/24 (Call 06/15/24)(a)	512	525,879
4.60%, 04/15/25 (Call 03/15/25)	858	915,326
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	558	545,720
2.25%, 03/12/30 (Call 12/12/29)	320	302,187
2.45%, 06/15/26 (Call 03/15/26)	621	623,129
2.55%, 11/15/30 (Call 08/15/30)	1,289	1,237,952
3.00%, 02/14/32	750	745,704
3.10%, 03/01/23 (Call 02/01/23)	205	208,127
3.35%, 03/12/50 (Call 09/12/49)	667	605,696
3.50%, 03/01/28 (Call 12/01/27)(a)	604	631,099
3.50%, 11/15/50 (Call 05/15/50)	817	765,146
3.55%, 08/15/29 (Call 05/15/29)(a)	1,028	1,073,647
3.75%, 12/01/47 (Call 06/01/47)	425	414,527
3.80%, 08/15/25 (Call 06/15/25)	597	625,301
3.85%, 10/01/23 (Call 07/01/23)	322	331,165
4.00%, 11/15/28 (Call 08/15/28)	675	723,102
4.30%, 06/15/45 (Call 12/15/44)	360	377,505

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.45%, 08/15/49 (Call 02/15/49)	$677	$720,753
4.50%, 11/15/48 (Call 05/15/48)	809	877,036
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	605	600,043
2.25%, 04/15/25 (Call 03/15/25)	1,296	1,303,868
2.35%, 02/15/30 (Call 11/15/29)	630	619,200
2.50%, 04/15/26(a)	1,218	1,241,478
2.65%, 09/15/30 (Call 06/15/30)	778	781,000
2.95%, 01/15/52 (Call 07/15/51)	1,000	947,351
3.38%, 04/15/29 (Call 01/15/29)(a)	1,069	1,133,568
3.50%, 07/01/24(a)	1,156	1,202,586
3.63%, 04/15/46	374	393,920
3.90%, 11/15/47 (Call 05/15/47)	427	467,448
4.00%, 07/01/42	917	1,016,750
6.35%, 11/01/32(a)	139	182,656
6.50%, 10/15/37	580	815,225
7.00%, 01/15/38	145	211,691
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	295	355,687
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	690	638,074
1.60%, 05/15/31 (Call 02/15/31)	605	548,084
2.25%, 09/15/26 (Call 06/15/26)	915	917,847
2.50%, 05/15/23 (Call 02/15/23)	363	366,489
3.88%, 04/15/30 (Call 01/15/30)	617	664,054
4.50%, 04/15/50 (Call 10/15/49)(a)	381	467,948
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	870	774,944
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	300	295,702
3.20%, 04/15/30 (Call 01/15/30)(a)	620	626,404
3.45%, 06/01/26 (Call 03/01/26)	305	316,317
4.10%, 04/15/50 (Call 10/15/49)	441	442,106
4.80%, 11/18/44 (Call 05/18/44)	200	218,632
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	669	666,773
2.55%, 04/11/23 (Call 01/11/23)	677	684,415
2.65%, 12/15/24 (Call 10/15/24)(a)	220	225,162
2.85%, 07/08/24 (Call 06/08/24)	420	430,353
2.95%, 09/24/49 (Call 03/24/49)(a)	203	192,366
3.25%, 07/08/29 (Call 04/08/29)(a)	205	216,851
3.30%, 04/22/24 (Call 01/22/24)	820	846,564
3.40%, 06/26/23 (Call 05/26/23)	200	205,069
3.55%, 06/26/25 (Call 04/26/25)	415	435,838
3.63%, 12/15/47 (Call 06/15/47)	40	42,958
3.70%, 06/26/28 (Call 03/26/28)	15	16,159
4.05%, 06/29/48 (Call 12/29/47)	490	554,965
4.30%, 04/22/44 (Call 10/22/43)	70	80,129
5.00%, 10/25/40	50	62,294
5.25%, 09/01/35(a)	595	759,190
5.63%, 04/01/40	40	53,233
6.20%, 04/15/38	15	21,020
6.50%, 08/15/37	120	172,492
7.55%, 02/15/30(a)	125	170,987

		144,388,690

Savings & Loans — 0.1%
Nationwide Building Society
0.55%, 01/22/24(b)	1,240	1,205,194
1.50%, 10/13/26(a)(b)	631	600,648
3.77%, 03/08/24 (Call 03/08/23)(b)(c)	1,265	1,285,299
3.90%, 07/21/25(b)	872	911,887

Security	Par (000)	Value

Savings & Loans (continued)
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	$580	$607,441
4.00%, 09/14/26(a)(b)	740	768,245
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	477	489,989
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	760	803,981
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	660	678,747

		7,351,431

Semiconductors — 1.9%
Altera Corp., 4.10%, 11/15/23	165	171,094
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	255	243,500
2.10%, 10/01/31 (Call 07/01/31)	125	119,490
2.80%, 10/01/41 (Call 04/01/41)	447	412,029
2.95%, 04/01/25 (Call 03/01/25)	558	571,402
2.95%, 10/01/51 (Call 04/01/51)(a)	905	826,646
3.50%, 12/05/26 (Call 09/05/26)	809	851,397
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	200	187,142
2.75%, 06/01/50 (Call 12/01/49)	592	533,693
3.30%, 04/01/27 (Call 01/01/27)	809	844,721
3.90%, 10/01/25 (Call 07/01/25)	775	819,270
4.35%, 04/01/47 (Call 10/01/46)	844	970,770
5.10%, 10/01/35 (Call 04/01/35)	483	582,965
5.85%, 06/15/41	490	648,557
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	445	454,335
3.50%, 01/15/28 (Call 10/15/27)	674	688,198
3.63%, 01/15/24 (Call 11/15/23)	415	425,585
3.88%, 01/15/27 (Call 10/15/26)	2,397	2,495,753
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	740	697,645
2.45%, 02/15/31 (Call 11/15/30)(b)	2,110	1,949,157
2.60%, 02/15/33 (Call 11/15/32)(b)	2,455	2,240,470
3.14%, 11/15/35 (Call 08/15/35)(b)	670	620,565
3.15%, 11/15/25 (Call 10/15/25)	696	709,067
3.19%, 11/15/36 (Call 08/15/36)(b)	655	608,287
3.42%, 04/15/33 (Call 01/15/33)(b)	2,545	2,481,713
3.46%, 09/15/26 (Call 07/15/26)	775	797,865
3.47%, 04/15/34 (Call 01/15/34)(b)	3,310	3,195,223
3.50%, 02/15/41 (Call 08/15/40)(b)	2,189	2,018,367
3.63%, 10/15/24 (Call 09/15/24)	422	433,349
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,577	1,471,504
4.11%, 09/15/28 (Call 06/15/28)	1,160	1,218,754
4.15%, 11/15/30 (Call 08/15/30)	2,094	2,197,253
4.25%, 04/15/26 (Call 02/15/26)	750	791,888
4.30%, 11/15/32 (Call 08/15/32)	2,104	2,216,793
4.70%, 04/15/25 (Call 03/15/25)	872	928,093
4.75%, 04/15/29 (Call 01/15/29)	1,674	1,819,055
5.00%, 04/15/30 (Call 01/15/30)	1,045	1,153,861
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	285	270,018
2.00%, 08/12/31 (Call 05/12/31)(a)	365	339,327
2.45%, 11/15/29 (Call 08/15/29)	1,772	1,730,277
2.60%, 05/19/26 (Call 02/19/26)(a)	986	1,007,002
2.80%, 08/12/41 (Call 02/12/41)	828	745,456
2.88%, 05/11/24 (Call 03/11/24)	1,008	1,031,484
3.05%, 08/12/51 (Call 02/12/51)(a)	1,230	1,117,071
3.10%, 02/15/60 (Call 08/15/59)	1,118	970,243
3.15%, 05/11/27 (Call 02/11/27)(a)	724	748,931

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.20%, 08/12/61 (Call 02/12/61)	$870	$767,645
3.25%, 11/15/49 (Call 05/15/49)	1,814	1,699,195
3.40%, 03/25/25 (Call 02/25/25)	1,229	1,271,758
3.70%, 07/29/25 (Call 04/29/25)	1,741	1,823,645
3.73%, 12/08/47 (Call 06/08/47)	1,406	1,417,521
3.75%, 03/25/27 (Call 01/25/27)(a)	920	976,671
3.90%, 03/25/30 (Call 12/25/29)(a)	1,021	1,098,881
4.00%, 12/15/32(a)	653	716,144
4.10%, 05/19/46 (Call 11/19/45)	1,176	1,252,202
4.10%, 05/11/47 (Call 11/11/46)	927	987,801
4.25%, 12/15/42(a)	288	315,114
4.60%, 03/25/40 (Call 09/25/39)	443	501,497
4.75%, 03/25/50 (Call 09/25/49)	1,805	2,110,252
4.80%, 10/01/41(a)	455	534,418
4.90%, 07/29/45 (Call 01/29/45)	356	424,887
4.95%, 03/25/60 (Call 09/25/59)(a)	406	498,168
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	525	495,893
4.10%, 03/15/29 (Call 12/15/28)	878	946,919
4.65%, 11/01/24 (Call 08/01/24)	1,200	1,266,372
5.00%, 03/15/49 (Call 09/15/48)	362	438,829
5.65%, 11/01/34 (Call 07/01/34)(a)	138	163,439
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	918	861,616
2.88%, 06/15/50 (Call 12/15/49)	648	577,969
3.13%, 06/15/60 (Call 12/15/59)	486	433,421
3.75%, 03/15/26 (Call 01/15/26)	754	797,458
3.80%, 03/15/25 (Call 12/15/24)	368	385,544
4.00%, 03/15/29 (Call 12/15/28)	975	1,055,939
4.88%, 03/15/49 (Call 09/15/48)	370	446,969
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	705	678,879
2.45%, 04/15/28 (Call 02/15/28)	735	708,746
2.95%, 04/15/31 (Call 01/15/31)	495	476,753
4.20%, 06/22/23 (Call 05/22/23)	129	132,525
4.88%, 06/22/28 (Call 03/22/28)	423	462,477
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)(a)	354	370,081
Microchip Technology Inc.
0.97%, 02/15/24	1,114	1,085,594
0.98%, 09/01/24(b)	711	684,148
2.67%, 09/01/23(a)	682	688,101
4.25%, 09/01/25 (Call 09/01/22)	2,220	2,278,357
4.33%, 06/01/23 (Call 05/01/23)	200	205,711
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	950	888,469
3.37%, 11/01/41 (Call 05/01/41)	514	462,885
3.48%, 11/01/51 (Call 05/01/51)	270	237,813
4.19%, 02/15/27 (Call 12/15/26)	767	809,944
4.66%, 02/15/30 (Call 11/15/29)	753	809,400
4.98%, 02/06/26 (Call 12/06/25)	551	591,730
5.33%, 02/06/29 (Call 11/06/28)	712	793,360
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	380	369,776
1.55%, 06/15/28 (Call 04/15/28)	1,270	1,202,475
2.00%, 06/15/31 (Call 03/15/31)	1,795	1,687,944
2.85%, 04/01/30 (Call 01/01/30)	723	731,949
3.20%, 09/16/26 (Call 06/16/26)	906	944,746
3.50%, 04/01/40 (Call 10/01/39)(a)	902	926,225
3.50%, 04/01/50 (Call 10/01/49)	1,424	1,466,538

Security	Par (000)	Value

Semiconductors (continued)
3.70%, 04/01/60 (Call 10/01/59)	$439	$458,394
NXP BV/NXP Funding LLC
4.63%, 06/01/23 (Call 05/01/23)(b)	295	304,271
4.88%, 03/01/24 (Call 02/01/24)(b)	961	1,007,499
5.35%, 03/01/26 (Call 01/01/26)(a)(b)	394	431,750
5.55%, 12/01/28 (Call 09/01/28)(b)	783	890,020
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(b)	1,207	1,131,449
2.65%, 02/15/32 (Call 11/15/31)(b)	523	492,193
2.70%, 05/01/25 (Call 04/01/25)(b)	307	308,763
3.13%, 02/15/42 (Call 08/15/41)(b)	850	766,549
3.15%, 05/01/27 (Call 03/01/27)(a)(b)	517	522,187
3.25%, 05/11/41 (Call 11/11/40)(a)(b)	530	485,460
3.25%, 11/30/51 (Call 05/30/51)(a)(b)	525	460,764
3.40%, 05/01/30 (Call 02/01/30)(b)	873	881,278
3.88%, 06/18/26 (Call 04/18/26)(b)	651	681,088
4.30%, 06/18/29 (Call 03/18/29)(b)	844	899,133
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(a)(b)	15	14,534
3.38%, 04/01/31 (Call 04/01/26)(b)	595	558,574
4.38%, 10/15/29 (Call 10/15/24)	815	824,169
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,237	1,147,103
1.65%, 05/20/32 (Call 02/20/32)	1,286	1,157,442
2.15%, 05/20/30 (Call 02/20/30)	395	379,331
2.90%, 05/20/24 (Call 03/20/24)(a)	600	612,971
3.25%, 05/20/27 (Call 02/20/27)	1,179	1,229,000
3.25%, 05/20/50 (Call 11/20/49)(a)	679	667,096
3.45%, 05/20/25 (Call 02/20/25)	596	619,195
4.30%, 05/20/47 (Call 11/20/46)	851	960,943
4.65%, 05/20/35 (Call 11/20/34)	842	974,811
4.80%, 05/20/45 (Call 11/20/44)	1,315	1,563,846
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(b)	135	131,291
2.17%, 11/25/26 (Call 10/25/26)(b)	210	201,584
SK Hynix Inc., 2.38%, 01/19/31(b)	85	77,933
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	457	436,372
3.00%, 06/01/31 (Call 03/01/31)	672	623,849
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	560	539,922
1.38%, 03/12/25 (Call 02/12/25)	757	744,079
1.75%, 05/04/30 (Call 02/04/30)	570	537,200
1.90%, 09/15/31 (Call 06/15/31)	500	472,083
2.25%, 05/01/23 (Call 02/01/23)	170	171,141
2.25%, 09/04/29 (Call 06/04/29)	801	790,547
2.63%, 05/15/24 (Call 03/15/24)(a)	190	193,262
2.70%, 09/15/51 (Call 03/15/51)(a)	480	434,805
2.90%, 11/03/27 (Call 08/03/27)	235	243,989
3.88%, 03/15/39 (Call 09/15/38)	502	546,551
4.15%, 05/15/48 (Call 11/15/47)	1,099	1,247,228
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(a)	285	276,128
2.50%, 10/25/31 (Call 07/25/31)(a)	585	556,607
3.13%, 10/25/41 (Call 04/25/41)(a)	680	643,839
3.25%, 10/25/51 (Call 04/25/51)(a)	720	686,719
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	885	838,113
1.00%, 09/28/27 (Call 07/28/27)(b)	300	274,821
1.38%, 09/28/30 (Call 06/28/30)(b)	182	159,297

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
1.75%, 04/23/28 (Call 02/23/28)(b)	$1,120	$1,057,045
2.25%, 04/23/31 (Call 01/23/31)(b)	295	274,521
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	673	647,183
2.95%, 06/01/24 (Call 04/01/24)	839	853,718

		125,405,698

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)(b)	815	767,256
3.48%, 12/01/27 (Call 09/01/27)(a)	356	365,043
3.84%, 05/01/25 (Call 04/01/25)	305	316,087
4.20%, 05/01/30 (Call 02/01/30)	247	262,789

		1,711,175

Software — 2.3%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)(a)	539	480,045
2.50%, 09/15/50 (Call 03/15/50)	1,458	1,225,968
3.40%, 09/15/26 (Call 06/15/26)	1,050	1,098,300
3.40%, 06/15/27 (Call 03/15/27)	148	154,044
4.50%, 06/15/47 (Call 12/15/46)	412	476,681
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	531	531,203
2.15%, 02/01/27 (Call 12/01/26)	722	718,362
2.30%, 02/01/30 (Call 11/01/29)	963	936,026
3.25%, 02/01/25 (Call 11/01/24)	895	923,611
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	770	709,269
2.85%, 01/15/30 (Call 10/15/29)	533	519,788
3.50%, 06/15/27 (Call 03/15/27)	702	731,303
4.38%, 06/15/25 (Call 03/15/25)	505	533,659
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,020	959,618
2.90%, 12/01/29 (Call 09/01/29)	543	531,779
3.40%, 06/27/26 (Call 03/27/26)(a)	698	725,865
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	388	408,993
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	350	367,811
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	905	892,312
3.30%, 03/01/30 (Call 12/01/29)	783	777,780
4.50%, 12/01/27 (Call 09/01/27)	747	773,064
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	516	470,907
2.95%, 02/15/51 (Call 08/15/50)(a)	672	578,458
4.80%, 03/01/26 (Call 12/01/25)	678	737,275
Fidelity National Information Services Inc.
0.38%, 03/01/23	285	281,341
0.60%, 03/01/24	681	660,825
1.15%, 03/01/26 (Call 02/01/26)(a)	1,067	1,007,372
1.65%, 03/01/28 (Call 01/01/28)	447	413,841
2.25%, 03/01/31 (Call 12/01/30)(a)	1,070	974,244
3.10%, 03/01/41 (Call 09/01/40)	535	482,526
3.75%, 05/21/29 (Call 02/21/29)(a)	125	128,199
4.50%, 08/15/46 (Call 02/15/46)(a)	525	575,225
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	357	402,033
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	958	935,905
2.65%, 06/01/30 (Call 03/01/30)(a)	843	803,300
2.75%, 07/01/24 (Call 06/01/24)	1,789	1,807,203

Security	Par (000)	Value

Software (continued)
3.20%, 07/01/26 (Call 05/01/26)(a)	$1,521	$1,554,033
3.50%, 07/01/29 (Call 04/01/29)(a)	2,545	2,578,740
3.80%, 10/01/23 (Call 09/01/23)	365	375,456
3.85%, 06/01/25 (Call 03/01/25)	749	779,231
4.20%, 10/01/28 (Call 07/01/28)	684	728,812
4.40%, 07/01/49 (Call 01/01/49)	1,596	1,701,211
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	957	926,526
Intuit Inc.
0.65%, 07/15/23	352	347,210
0.95%, 07/15/25 (Call 06/15/25)(a)	311	297,671
1.35%, 07/15/27 (Call 05/15/27)	696	658,474
1.65%, 07/15/30 (Call 04/15/30)	740	679,797
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	988	999,134
2.38%, 05/01/23 (Call 02/01/23)	654	660,564
2.40%, 08/08/26 (Call 05/08/26)	3,466	3,519,115
2.53%, 06/01/50 (Call 12/01/49)	5,040	4,472,191
2.68%, 06/01/60 (Call 12/01/59)	3,332	2,937,334
2.70%, 02/12/25 (Call 11/12/24)	2,207	2,270,054
2.88%, 02/06/24 (Call 12/06/23)(a)	1,668	1,707,932
2.92%, 03/17/52 (Call 09/17/51)	6,579	6,281,865
3.04%, 03/17/62 (Call 09/17/61)	2,006	1,914,470
3.13%, 11/03/25 (Call 08/03/25)(a)	2,852	2,969,505
3.30%, 02/06/27 (Call 11/06/26)	3,425	3,657,503
3.45%, 08/08/36 (Call 02/08/36)	1,526	1,636,632
3.50%, 02/12/35 (Call 08/12/34)(a)	1,297	1,396,966
3.50%, 11/15/42	950	994,897
3.63%, 12/15/23 (Call 09/15/23)(a)	1,172	1,217,927
3.70%, 08/08/46 (Call 02/08/46)(a)	1,115	1,205,907
3.75%, 02/12/45 (Call 08/12/44)(a)	215	230,713
3.95%, 08/08/56 (Call 02/08/56)(a)	465	521,989
4.00%, 02/12/55 (Call 08/12/54)(a)	270	308,064
4.10%, 02/06/37 (Call 08/06/36)	863	983,794
4.20%, 11/03/35 (Call 05/03/35)(a)	488	559,079
4.25%, 02/06/47 (Call 08/06/46)	200	235,300
4.45%, 11/03/45 (Call 05/03/45)	26	30,779
4.50%, 10/01/40(a)	481	575,973
4.50%, 02/06/57 (Call 08/06/56)(a)	20	24,665
5.30%, 02/08/41(a)	144	186,739
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,670	2,557,903
2.30%, 03/25/28 (Call 01/25/28)	1,645	1,567,388
2.40%, 09/15/23 (Call 07/15/23)	891	897,476
2.50%, 04/01/25 (Call 03/01/25)	2,190	2,187,057
2.65%, 07/15/26 (Call 04/15/26)	2,452	2,435,200
2.80%, 04/01/27 (Call 02/01/27)	1,133	1,126,374
2.88%, 03/25/31 (Call 12/25/30)	2,307	2,201,932
2.95%, 11/15/24 (Call 09/15/24)	1,497	1,516,985
2.95%, 05/15/25 (Call 02/15/25)	1,765	1,778,119
2.95%, 04/01/30 (Call 01/01/30)	2,199	2,125,474
3.25%, 11/15/27 (Call 08/15/27)	1,730	1,749,713
3.25%, 05/15/30 (Call 02/15/30)(a)	1,040	1,025,531
3.40%, 07/08/24 (Call 04/08/24)	1,579	1,615,336
3.60%, 04/01/40 (Call 10/01/39)(a)	2,294	2,077,790
3.60%, 04/01/50 (Call 10/01/49)	1,506	1,309,192
3.63%, 07/15/23	900	922,943
3.65%, 03/25/41 (Call 09/25/40)	1,974	1,789,061
3.80%, 11/15/37 (Call 05/15/37)	1,541	1,464,538
3.85%, 07/15/36 (Call 01/15/36)	1,028	987,963
3.85%, 04/01/60 (Call 10/01/59)	2,075	1,788,311

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.90%, 05/15/35 (Call 11/15/34)	$1,254	$1,228,884
3.95%, 03/25/51 (Call 09/25/50)	2,876	2,634,535
4.00%, 07/15/46 (Call 01/15/46)	2,672	2,455,761
4.00%, 11/15/47 (Call 05/15/47)	2,037	1,859,034
4.10%, 03/25/61 (Call 09/25/60)	1,471	1,333,324
4.13%, 05/15/45 (Call 11/15/44)	1,876	1,744,574
4.30%, 07/08/34 (Call 01/08/34)(a)	1,329	1,372,332
4.38%, 05/15/55 (Call 11/15/54)(a)	1,309	1,241,372
4.50%, 07/08/44 (Call 01/08/44)	876	869,288
5.38%, 07/15/40	2,042	2,247,218
6.13%, 07/08/39	1,099	1,309,249
6.50%, 04/15/38	1,280	1,585,418
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	515	489,862
1.40%, 09/15/27 (Call 07/15/27)	607	566,205
1.75%, 02/15/31 (Call 11/15/30)	1,147	1,014,090
2.00%, 06/30/30 (Call 03/30/30)	682	620,994
2.35%, 09/15/24 (Call 08/15/24)	584	587,024
2.95%, 09/15/29 (Call 06/15/29)	475	469,183
3.65%, 09/15/23 (Call 08/15/23)	489	501,835
3.80%, 12/15/26 (Call 09/15/26)	728	765,682
3.85%, 12/15/25 (Call 09/15/25)	563	590,896
4.20%, 09/15/28 (Call 06/15/28)	840	894,813
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)(a)	150	145,833
1.50%, 07/15/28 (Call 05/15/28)(a)	880	829,723
1.95%, 07/15/31 (Call 04/15/31)	1,090	1,029,868
2.70%, 07/15/41 (Call 01/15/41)	853	778,532
2.90%, 07/15/51 (Call 01/15/51)	1,685	1,527,915
3.05%, 07/15/61 (Call 01/15/61)	1,055	953,164
3.25%, 04/11/23 (Call 03/11/23)	629	641,905
3.70%, 04/11/28 (Call 01/11/28)	1,367	1,457,630
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,443	1,276,149
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	845	820,555
1.40%, 08/15/26 (Call 07/15/26)	305	289,077
1.80%, 08/15/28 (Call 06/15/28)	393	363,357
2.20%, 08/15/31 (Call 05/15/31)	820	751,224
3.90%, 08/21/27 (Call 05/21/27)	1,056	1,103,141
4.50%, 05/15/25 (Call 04/15/25)	1,694	1,793,327
4.65%, 05/15/27 (Call 03/15/27)(a)	758	820,834
4.70%, 05/15/30 (Call 02/15/30)	615	675,304

		151,623,784

Telecommunications — 4.4%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	820	801,579
3.63%, 04/22/29 (Call 01/22/29)	410	423,207
4.38%, 07/16/42	760	820,271
4.38%, 04/22/49 (Call 10/22/48)(a)	862	949,760
6.13%, 11/15/37(a)	860	1,086,335
6.13%, 03/30/40	1,580	2,015,432
6.38%, 03/01/35	270	348,521
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	535	525,787
1.65%, 02/01/28 (Call 12/01/27)	2,113	1,991,942
1.70%, 03/25/26 (Call 03/25/23)	2,081	2,025,490
2.25%, 02/01/32 (Call 11/01/31)	2,010	1,854,972
2.30%, 06/01/27 (Call 04/01/27)	1,957	1,930,482
2.55%, 12/01/33 (Call 09/01/33)	3,184	2,953,240
2.75%, 06/01/31 (Call 03/01/31)(a)	2,167	2,108,963

Security	Par (000)	Value

Telecommunications (continued)
2.95%, 07/15/26 (Call 04/15/26)	$639	$646,774
3.10%, 02/01/43 (Call 08/01/42)	1,542	1,376,413
3.30%, 02/01/52 (Call 08/01/51)(a)	1,151	1,022,154
3.40%, 05/15/25 (Call 02/15/25)	1,899	1,962,796
3.50%, 06/01/41 (Call 12/01/40)	2,093	1,990,105
3.50%, 09/15/53 (Call 03/15/53)	5,909	5,403,167
3.50%, 02/01/61 (Call 08/01/60)(a)	1,035	911,748
3.55%, 09/15/55 (Call 03/15/55)	5,886	5,337,335
3.60%, 07/15/25 (Call 04/15/25)	710	736,325
3.65%, 06/01/51 (Call 12/01/50)	2,549	2,404,641
3.65%, 09/15/59 (Call 03/15/59)	4,841	4,391,605
3.80%, 03/01/24 (Call 01/01/24)	304	313,284
3.80%, 02/15/27 (Call 11/15/26)	719	758,168
3.80%, 12/01/57 (Call 06/01/57)	4,575	4,292,278
3.85%, 06/01/60 (Call 12/01/59)	1,240	1,154,481
3.88%, 01/15/26 (Call 10/15/25)	872	915,676
3.90%, 03/11/24 (Call 12/11/23)	540	558,694
3.95%, 01/15/25 (Call 10/15/24)	897	937,136
4.05%, 12/15/23	470	487,439
4.10%, 02/15/28 (Call 11/15/27)(a)	765	815,911
4.13%, 02/17/26 (Call 11/17/25)	1,234	1,314,431
4.25%, 03/01/27 (Call 12/01/26)(a)	977	1,052,153
4.30%, 02/15/30 (Call 11/15/29)	2,727	2,968,777
4.30%, 12/15/42 (Call 06/15/42)	1,148	1,168,152
4.35%, 03/01/29 (Call 12/01/28)(a)	2,523	2,742,239
4.35%, 06/15/45 (Call 12/15/44)	928	961,755
4.45%, 04/01/24 (Call 01/01/24)	821	857,100
4.50%, 05/15/35 (Call 11/15/34)	2,128	2,330,444
4.50%, 03/09/48 (Call 09/09/47)	1,590	1,702,726
4.55%, 03/09/49 (Call 09/09/48)	970	1,031,728
4.65%, 06/01/44 (Call 12/01/43)	650	687,318
4.75%, 05/15/46 (Call 11/15/45)	1,535	1,701,946
4.80%, 06/15/44 (Call 12/15/43)(a)	385	413,085
4.85%, 03/01/39 (Call 09/01/38)(a)	904	998,080
4.85%, 07/15/45 (Call 01/15/45)(a)	600	658,252
4.90%, 08/15/37 (Call 02/14/37)(a)	630	705,828
4.90%, 06/15/42	500	552,575
5.15%, 03/15/42	374	423,130
5.15%, 11/15/46 (Call 05/15/46)(a)	160	184,822
5.15%, 02/15/50 (Call 08/14/49)	730	835,153
5.25%, 03/01/37 (Call 09/01/36)(a)	1,486	1,746,335
5.35%, 09/01/40	741	868,628
5.45%, 03/01/47 (Call 09/01/46)(a)	821	980,186
5.55%, 08/15/41(a)	296	352,176
5.65%, 02/15/47 (Call 08/15/46)(a)	636	782,820
5.70%, 03/01/57 (Call 09/01/56)	415	522,723
6.00%, 08/15/40 (Call 05/15/40)	521	643,822
6.15%, 09/15/34(a)	360	443,560
6.25%, 03/29/41	315	400,086
6.30%, 01/15/38	260	333,371
6.38%, 03/01/41	388	499,945
6.45%, 06/15/34	343	428,610
6.55%, 02/15/39	430	555,621
7.13%, 03/15/26	730	852,682
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)(a)	540	476,729
Bell Telephone Co of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24(a)	794	772,334
Bell Telephone Co of Canada or Bell Canada (The), Series US 5, 2.15%, 02/15/32 (Call 11/15/31)	745	676,368

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52	$590	$573,362
4.30%, 07/29/49 (Call 01/29/49)(a)	537	562,260
4.46%, 04/01/48 (Call 10/01/47)	973	1,062,592
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)(a)	516	493,480
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(b)	849	894,223
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	775	801,837
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	622	604,898
4.25%, 11/08/49 (Call 05/08/49)(b)	610	589,642
4.50%, 12/04/23 (Call 11/04/23)	437	453,201
5.13%, 12/04/28 (Call 09/04/28)(a)	365	392,951
9.63%, 12/15/30	2,498	3,522,489
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	328	330,402
2.50%, 09/20/26 (Call 06/20/26)(a)	1,397	1,427,733
2.60%, 02/28/23(a)	216	218,669
2.95%, 02/28/26	698	724,178
3.50%, 06/15/25	137	143,554
3.63%, 03/04/24	626	645,637
5.50%, 01/15/40	2,025	2,604,962
5.90%, 02/15/39	1,471	1,943,361
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	361	363,691
4.38%, 11/15/57 (Call 05/15/57)(a)	515	538,157
4.70%, 03/15/37(a)	345	384,349
4.75%, 03/15/42(a)	320	368,466
5.35%, 11/15/48 (Call 05/15/48)	371	463,951
5.45%, 11/15/79 (Call 05/19/79)	786	906,930
5.75%, 08/15/40	461	578,656
5.85%, 11/15/68 (Call 05/15/68)	443	568,616
7.25%, 08/15/36 (Call 08/15/26)	182	214,547
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	1,192	1,115,193
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	590	594,840
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	1,219	1,266,001
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	986	1,065,288
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	553	615,352
4.88%, 03/06/42(a)(b)	738	834,210
8.75%, 06/15/30	3,393	4,696,242
9.25%, 06/01/32	801	1,204,305
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(b)	270	248,586
4.75%, 08/01/26 (Call 05/03/26)(b)	678	706,815
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)(a)	606	579,451
2.00%, 12/10/30 (Call 09/10/30)	243	217,484
3.75%, 08/15/29 (Call 05/15/29)(a)	534	550,069
5.95%, 03/15/41	737	887,150
Koninklijke KPN NV, 8.38%, 10/01/30	438	589,448
KT Corp., 2.50%, 07/18/26(b)	200	199,711
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	752	739,682
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	957	913,935
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	414	377,306
2.75%, 05/24/31 (Call 02/24/31)	1,095	1,032,870
4.00%, 09/01/24	299	309,213

Security	Par (000)	Value

Telecommunications (continued)
4.60%, 02/23/28 (Call 11/23/27)	$737	$798,762
4.60%, 05/23/29 (Call 02/23/29)	699	754,298
5.50%, 09/01/44	109	127,832
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	880	849,805
1.45%, 05/05/26 (Call 04/05/26)(b)	1,353	1,289,853
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	240	228,116
2.50%, 01/08/32 (Call 10/08/31)(b)	545	514,877
2.63%, 05/05/31 (Call 02/05/31)(b)	1,809	1,733,485
NTT Finance Corp.
0.37%, 03/03/23(a)(b)	630	623,281
0.58%, 03/01/24(b)	990	961,569
1.16%, 04/03/26 (Call 03/03/26)(b)	2,404	2,285,410
1.59%, 04/03/28 (Call 02/03/28)(b)	1,260	1,186,305
2.07%, 04/03/31 (Call 01/03/31)(b)	752	709,250
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	760	727,001
3.75%, 06/22/26(a)(b)	1,713	1,790,852
3.88%, 01/31/28(a)(b)	313	331,780
4.50%, 01/31/43(a)(b)	465	534,675
Orange SA
5.38%, 01/13/42	681	821,437
5.50%, 02/06/44 (Call 08/06/43)	883	1,097,505
9.00%, 03/01/31	2,548	3,649,676
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	772	780,833
3.00%, 03/15/23 (Call 12/15/22)	252	254,449
3.63%, 12/15/25 (Call 09/15/25)	599	622,132
3.70%, 11/15/49 (Call 05/15/49)	878	784,925
4.10%, 10/01/23 (Call 07/01/23)	592	607,430
4.30%, 02/15/48 (Call 08/15/47)	627	623,501
4.35%, 05/01/49 (Call 11/01/48)(a)	1,248	1,241,796
4.50%, 03/15/43 (Call 09/15/42)	573	594,586
5.00%, 03/15/44 (Call 09/15/43)	863	935,533
5.45%, 10/01/43 (Call 04/01/43)(a)	501	569,771
7.50%, 08/15/38(a)	355	502,849
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,002	1,053,483
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	304	317,618
SES SA
3.60%, 04/04/23(b)	469	475,296
5.30%, 04/04/43(b)	405	438,825
Telefonica Emisiones SA
4.10%, 03/08/27	1,227	1,296,566
4.67%, 03/06/38	641	664,139
4.90%, 03/06/48	1,126	1,182,883
5.21%, 03/08/47	2,010	2,185,046
5.52%, 03/01/49 (Call 09/01/48)	1,148	1,303,268
7.05%, 06/20/36	2,162	2,808,844
Telefonica Europe BV, 8.25%, 09/15/30	983	1,325,800
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	588	601,000
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	592	597,595
3.40%, 05/13/32 (Call 02/13/32)	520	525,966
3.70%, 09/15/27 (Call 06/15/27)	396	417,054
4.30%, 06/15/49 (Call 12/15/48)	339	368,144
4.60%, 11/16/48 (Call 05/16/48)	806	905,034
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,212	1,163,737
2.05%, 02/15/28 (Call 12/15/27)	1,104	1,050,011
2.25%, 11/15/31 (Call 08/15/31)	942	852,951

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.40%, 03/15/29 (Call 01/15/29)(a)(b)	$205	$195,139
2.55%, 02/15/31 (Call 11/15/30)	2,097	1,965,488
2.70%, 03/15/32 (Call 12/15/31)(b)	745	700,494
3.00%, 02/15/41 (Call 08/15/40)	2,301	1,994,139
3.30%, 02/15/51 (Call 08/15/50)	2,505	2,184,263
3.40%, 10/15/52 (Call 04/15/52)(b)	2,045	1,812,400
3.50%, 04/15/25 (Call 03/15/25)	2,489	2,558,742
3.60%, 11/15/60 (Call 05/15/60)	760	664,772
3.60%, 11/15/60 (Call 05/15/60)(a)(b)	667	583,425
3.75%, 04/15/27 (Call 02/15/27)	3,014	3,129,434
3.88%, 04/15/30 (Call 01/15/30)	5,437	5,622,354
4.38%, 04/15/40 (Call 10/15/39)	1,264	1,307,200
4.50%, 04/15/50 (Call 10/15/49)	2,454	2,558,442
Verizon Communications Inc.
0.75%, 03/22/24	983	962,102
0.85%, 11/20/25 (Call 10/20/25)	1,006	956,889
1.45%, 03/20/26 (Call 02/20/26)	877	847,108
1.50%, 09/18/30 (Call 06/18/30)	925	817,018
1.68%, 10/30/30 (Call 07/30/30)	928	833,600
1.75%, 01/20/31 (Call 10/20/30)	2,232	2,009,435
2.10%, 03/22/28 (Call 01/22/28)	1,095	1,057,580
2.36%, 03/15/32 (Call 12/15/31)(b)	3,915	3,655,598
2.55%, 03/21/31 (Call 12/21/30)	816	783,285
2.63%, 08/15/26	1,772	1,769,424
2.65%, 11/20/40 (Call 05/20/40)	2,467	2,140,712
2.85%, 09/03/41 (Call 03/03/41)	745	666,505
2.88%, 11/20/50 (Call 05/20/50)	2,098	1,793,004
2.99%, 10/30/56 (Call 04/30/56)	3,426	2,921,108
3.00%, 03/22/27 (Call 01/22/27)	1,079	1,091,640
3.00%, 11/20/60 (Call 05/20/60)	1,700	1,412,514
3.15%, 03/22/30 (Call 12/22/29)	2,280	2,287,529
3.38%, 02/15/25(a)	914	942,686
3.40%, 03/22/41 (Call 09/22/40)	3,178	3,060,478
3.50%, 11/01/24 (Call 08/01/24)	999	1,033,230
3.55%, 03/22/51 (Call 09/22/50)	3,630	3,515,597
3.70%, 03/22/61 (Call 09/22/60)(a)	2,577	2,456,273
3.85%, 11/01/42 (Call 05/01/42)	864	868,900
3.88%, 02/08/29 (Call 11/08/28)	1,288	1,367,550
3.88%, 03/01/52 (Call 09/01/51)	2,105	2,176,792
4.00%, 03/22/50 (Call 09/22/49)	1,349	1,384,364
4.02%, 12/03/29 (Call 09/03/29)	2,875	3,085,322
4.13%, 03/16/27	2,710	2,878,489
4.13%, 08/15/46	922	961,507
4.27%, 01/15/36	2,101	2,289,149
4.33%, 09/21/28	3,457	3,764,280
4.40%, 11/01/34 (Call 05/01/34)	1,949	2,148,677
4.50%, 08/10/33(a)	2,542	2,824,581
4.52%, 09/15/48(a)	250	280,481
4.75%, 11/01/41	900	1,007,548
4.81%, 03/15/39	1,315	1,519,565
4.86%, 08/21/46	2,970	3,551,134
5.01%, 04/15/49	70	84,646
5.25%, 03/16/37	913	1,087,814
5.50%, 03/16/47	525	661,233
6.25%, 04/01/37	25	31,647
6.40%, 09/15/33(a)	100	127,602
6.40%, 02/15/38(a)	135	171,220
6.55%, 09/15/43	350	491,586
7.75%, 12/01/30	170	229,080

Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
3.75%, 01/16/24(a)	$265	$274,144
4.13%, 05/30/25	1,537	1,614,896
4.25%, 09/17/50	1,312	1,343,229
4.38%, 05/30/28	2,249	2,432,660
4.38%, 02/19/43	824	837,626
4.88%, 06/19/49	1,285	1,426,647
5.00%, 05/30/38(a)	902	1,023,856
5.13%, 06/19/59	234	266,778
5.25%, 05/30/48(a)	2,605	2,986,023
6.15%, 02/27/37	1,517	1,862,270
6.25%, 11/30/32	1,001	1,226,845
7.88%, 02/15/30	890	1,171,040
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	400	364,188
3.38%, 04/29/30 (Call 01/29/30)(b)	115	110,812
4.10%, 07/14/51 (Call 01/14/51)(a)(b)	275	249,798

		292,538,166

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	540	549,216
3.50%, 09/15/27 (Call 06/15/27)	357	367,035
3.55%, 11/19/26 (Call 09/19/26)	647	667,978
3.90%, 11/19/29 (Call 08/19/29)	844	883,345
5.10%, 05/15/44 (Call 11/15/43)	302	340,286
6.35%, 03/15/40	564	717,547

		3,525,407

Transportation — 2.1%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	195	203,656
4.50%, 06/20/29 (Call 03/20/29)(b)	710	772,791
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	130	116,181
3.00%, 03/15/23 (Call 12/15/22)	125	126,634
3.00%, 04/01/25 (Call 01/01/25)(a)	694	708,554
3.05%, 02/15/51 (Call 08/15/50)	551	510,882
3.25%, 06/15/27 (Call 03/15/27)(a)	433	454,865
3.30%, 09/15/51 (Call 03/15/51)	837	814,180
3.40%, 09/01/24 (Call 06/01/24)	674	693,813
3.55%, 02/15/50 (Call 08/15/49)	558	559,937
3.65%, 09/01/25 (Call 06/01/25)	713	742,830
3.75%, 04/01/24 (Call 01/01/24)	365	377,228
3.85%, 09/01/23 (Call 06/01/23)	282	291,195
3.90%, 08/01/46 (Call 02/01/46)	709	746,496
4.05%, 06/15/48 (Call 12/15/47)	696	755,443
4.13%, 06/15/47 (Call 12/15/46)	760	844,705
4.15%, 04/01/45 (Call 10/01/44)	722	785,255
4.15%, 12/15/48 (Call 06/15/48)	814	898,420
4.38%, 09/01/42 (Call 03/01/42)	487	545,453
4.40%, 03/15/42 (Call 09/15/41)	600	672,664
4.45%, 03/15/43 (Call 09/15/42)	767	867,275
4.55%, 09/01/44 (Call 03/01/44)	745	851,238
4.70%, 09/01/45 (Call 03/01/45)	617	724,556
4.90%, 04/01/44 (Call 10/01/43)(a)	717	864,250
4.95%, 09/15/41 (Call 03/15/41)	405	479,843
5.05%, 03/01/41 (Call 09/01/40)	105	126,535
5.15%, 09/01/43 (Call 03/01/43)	545	674,371
5.40%, 06/01/41 (Call 12/01/40)(a)	659	823,666
5.75%, 05/01/40 (Call 11/01/39)	670	860,019

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.15%, 05/01/37(a)	$347	$462,249
6.20%, 08/15/36	160	212,797
7.00%, 12/15/25	424	493,134
7.95%, 08/15/30	160	219,712
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	522	435,516
2.75%, 03/01/26 (Call 12/01/25)	500	509,564
2.95%, 11/21/24 (Call 08/21/24)	531	541,501
3.20%, 08/02/46 (Call 02/02/46)(a)	430	413,206
3.50%, 11/15/42 (Call 05/15/42)	5	4,826
3.65%, 02/03/48 (Call 08/03/47)	479	490,484
4.45%, 01/20/49 (Call 07/20/48)	531	608,420
4.50%, 11/07/43 (Call 05/07/43)	275	303,270
6.20%, 06/01/36	215	279,855
6.25%, 08/01/34	896	1,166,319
6.38%, 11/15/37	420	556,562
6.90%, 07/15/28	335	419,447
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	20	19,512
1.75%, 12/02/26 (Call 11/02/26)	625	606,166
2.05%, 03/05/30 (Call 12/05/29)	417	394,137
2.45%, 12/02/31 (Call 09/02/31)(a)	1,210	1,161,275
2.90%, 02/01/25 (Call 11/01/24)	933	949,857
3.00%, 12/02/41 (Call 06/02/41)	865	802,499
3.10%, 12/02/51 (Call 06/02/51)	1,040	942,865
3.70%, 02/01/26 (Call 11/01/25)	736	770,111
4.00%, 06/01/28 (Call 03/01/28)	645	689,452
4.45%, 03/15/23 (Call 12/15/22)	50	51,148
4.80%, 09/15/35 (Call 03/15/35)	520	600,082
4.80%, 08/01/45 (Call 02/01/45)(a)	88	101,330
5.75%, 03/15/33(a)	845	1,046,710
5.75%, 01/15/42(a)	480	606,339
5.95%, 05/15/37	597	759,828
6.13%, 09/15/2115 (Call 03/15/2115)	276	359,645
7.13%, 10/15/31	475	629,774
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	613	664,304
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	451	439,059
2.50%, 05/15/51 (Call 11/15/50)(a)	699	575,947
2.60%, 11/01/26 (Call 08/01/26)	830	842,341
3.25%, 06/01/27 (Call 03/01/27)	742	768,566
3.35%, 11/01/25 (Call 08/01/25)	510	527,349
3.35%, 09/15/49 (Call 03/15/49)	445	426,958
3.40%, 08/01/24 (Call 05/01/24)(a)	361	372,032
3.80%, 03/01/28 (Call 12/01/27)	658	693,937
3.80%, 11/01/46 (Call 05/01/46)	641	651,473
3.80%, 04/15/50 (Call 10/15/49)	451	461,594
3.95%, 05/01/50 (Call 11/01/49)	433	454,377
4.10%, 03/15/44 (Call 09/15/43)	518	548,941
4.25%, 03/15/29 (Call 12/15/28)	817	887,343
4.25%, 11/01/66 (Call 05/01/66)	295	317,269
4.30%, 03/01/48 (Call 09/01/47)(a)	653	713,871
4.40%, 03/01/43 (Call 09/01/42)	345	374,342
4.50%, 03/15/49 (Call 09/15/48)	270	304,453
4.50%, 08/01/54 (Call 02/01/54)	345	395,003
4.65%, 03/01/68 (Call 09/01/67)	329	379,008
4.75%, 05/30/42 (Call 11/30/41)	650	743,858
4.75%, 11/15/48 (Call 05/15/48)(a)	428	499,070
5.50%, 04/15/41 (Call 10/15/40)	560	691,428

Security	Par (000)	Value

Transportation (continued)
6.00%, 10/01/36	$580	$740,953
6.15%, 05/01/37	701	910,022
6.22%, 04/30/40	683	907,185
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	305	225,700
3.83%, 09/14/61 (Call 03/14/61)(b)	515	429,515
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(b)	448	454,720
3.69%, 09/13/61 (Call 03/13/61)(b)	645	549,701
4.70%, 05/07/50 (Call 11/07/49)(a)(b)	709	738,636
5.00%, 01/25/47 (Call 07/25/46)(b)	562	587,290
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	795	755,852
3.10%, 08/05/29 (Call 05/05/29)	950	964,350
3.25%, 04/01/26 (Call 01/01/26)	885	923,206
3.25%, 05/15/41 (Call 11/15/40)	915	855,213
3.40%, 02/15/28 (Call 11/15/27)(a)	239	248,549
3.88%, 08/01/42(a)	588	587,085
3.90%, 02/01/35	623	649,779
4.05%, 02/15/48 (Call 08/15/47)	813	829,544
4.10%, 04/15/43	344	348,796
4.10%, 02/01/45(a)	758	771,047
4.20%, 10/17/28 (Call 07/17/28)	430	470,558
4.25%, 05/15/30 (Call 02/15/30)(a)	745	806,988
4.40%, 01/15/47 (Call 07/15/46)	534	564,099
4.50%, 02/01/65	25	26,137
4.55%, 04/01/46 (Call 10/01/45)	792	862,225
4.75%, 11/15/45 (Call 05/15/45)(a)	767	849,522
4.90%, 01/15/34	600	688,030
4.95%, 10/17/48 (Call 04/17/48)(a)	858	978,457
5.10%, 01/15/44	509	588,343
5.25%, 05/15/50 (Call 11/15/49)(a)	1,052	1,261,658
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	65	66,860
3.88%, 03/01/26 (Call 01/01/26)	472	496,714
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	472	468,908
3.00%, 05/15/23 (Call 02/15/23)	450	454,404
3.13%, 06/01/26 (Call 03/01/26)(a)	714	728,504
3.50%, 05/01/50 (Call 11/01/49)	439	419,195
4.20%, 11/15/69 (Call 05/15/69)	201	208,188
4.30%, 05/15/43 (Call 11/15/42)	450	480,117
4.70%, 05/01/48 (Call 11/01/47)	525	599,237
4.95%, 08/15/45 (Call 02/15/45)	424	488,667
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	750	772,620
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	480	463,120
2.55%, 11/01/29 (Call 08/01/29)	561	553,285
2.90%, 06/15/26 (Call 03/15/26)	737	754,319
2.90%, 08/25/51 (Call 02/25/51)(a)	465	409,813
3.00%, 03/15/32	455	463,799
3.05%, 05/15/50 (Call 11/15/49)	402	367,210
3.15%, 06/01/27 (Call 03/01/27)	308	318,145
3.16%, 05/15/55 (Call 11/15/54)	594	545,338
3.40%, 11/01/49 (Call 05/01/49)	369	357,296
3.65%, 08/01/25 (Call 06/01/25)	225	234,506
3.70%, 03/15/53	905	926,635
3.80%, 08/01/28 (Call 05/01/28)	870	920,683
3.85%, 01/15/24 (Call 10/15/23)	295	304,467
3.94%, 11/01/47 (Call 05/01/47)	633	663,031

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.95%, 10/01/42 (Call 04/01/42)(a)	$681	$710,911
4.05%, 08/15/52 (Call 02/15/52)	455	482,856
4.10%, 05/15/49 (Call 11/15/48)	484	516,321
4.10%, 05/15/2121 (Call 11/15/2120)	365	350,444
4.15%, 02/28/48 (Call 08/28/47)	672	718,399
4.45%, 06/15/45 (Call 12/15/44)	552	610,368
4.65%, 01/15/46 (Call 07/15/45)(a)	530	603,736
4.84%, 10/01/41	474	546,144
5.10%, 08/01/2118 (Call 02/01/2118)	25	28,347
5.59%, 05/17/25	465	507,984
7.25%, 02/15/31	200	263,567
7.80%, 05/15/27	60	75,350
Pelabuhan Indonesia II PT
4.25%, 05/05/25(b)	2,053	2,109,355
5.38%, 05/05/45(b)	417	454,405
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	608	632,393
Polar Tankers Inc., 5.95%, 05/10/37(b)	125	147,696
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	590	567,491
2.50%, 09/01/24 (Call 08/01/24)	654	656,143
2.85%, 03/01/27	160	160,434
2.90%, 12/01/26 (Call 10/01/26)	329	331,877
3.35%, 09/01/25 (Call 08/01/25)	732	749,736
3.40%, 03/01/23 (Call 02/01/23)	570	579,161
3.65%, 03/18/24 (Call 02/18/24)	510	525,126
3.75%, 06/09/23 (Call 05/09/23)	167	170,676
3.88%, 12/01/23 (Call 11/01/23)	384	395,746
4.63%, 06/01/25 (Call 05/01/25)	180	191,163
TTX Co.
3.60%, 01/15/25(b)	970	1,008,140
3.90%, 02/01/45 (Call 08/01/44)(a)(b)	50	54,110
4.20%, 07/01/46 (Call 01/01/46)(a)(b)	580	657,098
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	254	306,207
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(a)	605	596,745
2.38%, 05/20/31 (Call 02/20/31)(a)	1,090	1,056,920
2.40%, 02/05/30 (Call 11/05/29)	933	908,533
2.75%, 04/15/23 (Call 01/15/23)	375	379,136
2.75%, 03/01/26 (Call 12/01/25)	489	496,418
2.80%, 02/14/32 (Call 12/15/31)	255	255,744
2.89%, 04/06/36 (Call 01/06/36)(a)	255	246,665
2.95%, 03/10/52 (Call 09/10/51)	250	227,578
2.97%, 09/16/62 (Call 03/16/62)	692	596,005
3.00%, 04/15/27 (Call 01/15/27)	488	501,898
3.15%, 03/01/24 (Call 02/01/24)	472	484,097
3.20%, 05/20/41 (Call 11/20/40)	1,070	1,043,899
3.25%, 01/15/25 (Call 10/15/24)	381	392,270
3.25%, 08/15/25 (Call 05/15/25)	540	556,649
3.25%, 02/05/50 (Call 08/05/49)	1,022	981,397
3.35%, 08/15/46 (Call 02/15/46)	60	58,034
3.38%, 02/01/35 (Call 08/01/34)	766	780,049
3.38%, 02/14/42 (Call 08/14/41)	445	444,231
3.50%, 06/08/23 (Call 05/08/23)	566	579,226
3.50%, 02/14/53 (Call 08/14/52)	525	526,994
3.55%, 08/15/39 (Call 02/15/39)	554	562,446
3.55%, 05/20/61 (Call 11/20/60)	637	616,898
3.60%, 09/15/37 (Call 03/15/37)	747	767,023
3.65%, 02/15/24 (Call 11/15/23)	220	226,908
3.70%, 03/01/29 (Call 12/01/28)	766	810,993
3.75%, 03/15/24 (Call 12/15/23)	165	170,655

Security	Par (000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)(a)	$437	$458,793
3.75%, 02/05/70 (Call 08/05/69)	655	652,421
3.80%, 10/01/51 (Call 04/01/51)	300	311,853
3.80%, 04/06/71 (Call 10/06/70)	520	523,969
3.84%, 03/20/60 (Call 09/20/59)	1,362	1,399,178
3.85%, 02/14/72 (Call 08/14/71)	600	606,031
3.88%, 02/01/55 (Call 08/01/54)	385	400,446
3.95%, 09/10/28 (Call 06/10/28)	925	995,218
3.95%, 08/15/59 (Call 02/15/59)(a)	455	476,325
4.00%, 04/15/47 (Call 10/15/46)	630	672,371
4.05%, 11/15/45 (Call 05/15/45)	440	466,245
4.05%, 03/01/46 (Call 09/01/45)(a)	543	583,543
4.10%, 09/15/67 (Call 03/15/67)	357	382,496
4.30%, 03/01/49 (Call 09/01/48)	568	633,448
4.50%, 09/10/48 (Call 03/10/48)	255	290,970
6.63%, 02/01/29(a)	27	33,242
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	319	321,301
2.40%, 11/15/26 (Call 08/15/26)(a)	443	446,742
2.50%, 04/01/23 (Call 03/01/23)	481	485,855
2.50%, 09/01/29 (Call 06/01/29)	577	575,205
2.80%, 11/15/24 (Call 09/15/24)	379	385,030
3.05%, 11/15/27 (Call 08/15/27)(a)	951	991,239
3.40%, 03/15/29 (Call 12/15/28)	557	587,746
3.40%, 11/15/46 (Call 05/15/46)	655	669,307
3.40%, 09/01/49 (Call 03/01/49)	743	769,253
3.63%, 10/01/42	691	724,942
3.75%, 11/15/47 (Call 05/15/47)	430	464,711
3.90%, 04/01/25 (Call 03/01/25)	1,047	1,102,251
4.25%, 03/15/49 (Call 09/15/48)	384	447,335
4.45%, 04/01/30 (Call 01/01/30)(a)	783	884,296
4.88%, 11/15/40 (Call 05/15/40)	355	424,761
5.20%, 04/01/40 (Call 10/01/39)	568	705,057
5.30%, 04/01/50 (Call 10/01/49)	1,130	1,517,397
6.20%, 01/15/38	789	1,068,304
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(e)	80	107,941
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	475	455,857
1.50%, 09/22/28 (Call 07/22/28)(a)	460	437,727
1.80%, 09/22/31 (Call 06/22/31)	1,590	1,493,272
2.50%, 09/22/41 (Call 03/22/41)	2,220	2,037,259
2.65%, 09/22/51 (Call 03/22/51)(a)	3,560	3,257,180

		138,896,583

Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	200	191,920
2.63%, 03/20/25 (Call 02/20/25)(b)	1,720	1,672,700
3.38%, 03/20/28 (Call 01/20/28)(b)	630	605,649
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	380	341,298
3.10%, 06/01/51 (Call 12/01/50)(a)	390	335,798
3.25%, 03/30/25 (Call 12/30/24)	130	132,658
3.25%, 09/15/26 (Call 06/15/26)	668	684,000
3.50%, 03/15/28 (Call 12/15/27)	208	215,043
3.85%, 03/30/27 (Call 12/30/26)	462	482,373
3.90%, 03/30/23	202	206,216
4.00%, 06/30/30 (Call 03/30/30)	425	448,262
4.35%, 02/15/24 (Call 01/15/24)(a)	422	439,651
4.50%, 03/30/45 (Call 09/30/44)	150	160,765

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing (continued)
4.55%, 11/07/28 (Call 08/07/28)	$375	$411,555
4.70%, 04/01/29 (Call 01/01/29)(a)	545	599,909
5.20%, 03/15/44 (Call 09/15/43)	290	334,732
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	1,322	1,253,454
1.70%, 06/15/26 (Call 05/15/26)(b)	635	610,837
2.70%, 03/14/23 (Call 02/14/23)(b)	545	550,523
2.70%, 11/01/24 (Call 10/01/24)(b)	568	572,119
3.35%, 11/01/29 (Call 08/01/29)(b)	288	293,043
3.40%, 11/15/26 (Call 08/15/26)(b)	300	308,564
3.45%, 07/01/24 (Call 06/01/24)(b)	595	608,514
3.90%, 02/01/24 (Call 01/01/24)(b)	263	270,880
3.95%, 03/10/25 (Call 01/10/25)(b)	796	827,235
4.00%, 07/15/25 (Call 06/15/25)(b)	354	368,408
4.13%, 08/01/23 (Call 07/01/23)(b)	250	257,090
4.20%, 04/01/27 (Call 01/01/27)(b)	537	573,893
4.45%, 01/29/26 (Call 11/29/25)(b)	308	327,986
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	915	878,362
2.30%, 06/15/28 (Call 04/15/28)(a)(b)	305	289,662
4.13%, 07/15/23 (Call 06/15/23)(b)	415	426,041

		15,679,140

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	545	519,014
3.38%, 01/20/27 (Call 12/20/26)	305	294,537

		813,551

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	455	429,299
2.80%, 05/01/30 (Call 02/01/30)	650	642,876
2.95%, 09/01/27 (Call 06/01/27)(a)	572	582,795
3.00%, 12/01/26 (Call 09/01/26)(a)	450	461,219
3.25%, 06/01/51 (Call 12/01/50)(a)	445	410,751
3.40%, 03/01/25 (Call 12/01/24)	351	362,570
3.45%, 06/01/29 (Call 03/01/29)	496	511,876
3.45%, 05/01/50 (Call 11/01/49)	569	547,107
3.75%, 09/01/28 (Call 06/01/28)	572	603,283
3.75%, 09/01/47 (Call 03/01/47)	456	454,750
3.85%, 03/01/24 (Call 12/01/23)	490	506,456
4.00%, 12/01/46 (Call 06/01/46)	296	305,546
4.15%, 06/01/49 (Call 12/01/48)	394	414,530
4.20%, 09/01/48 (Call 03/01/48)(a)	627	660,845
4.30%, 12/01/42 (Call 06/01/42)	370	395,392
4.30%, 09/01/45 (Call 03/01/45)	329	349,332
6.59%, 10/15/37	564	761,578
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	124	127,907
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	460	432,270
2.70%, 04/15/30 (Call 01/15/30)	534	522,929
3.35%, 04/15/50 (Call 10/15/49)	397	366,594
3.57%, 05/01/29 (Call 02/01/29)	415	428,638
4.28%, 05/01/49 (Call 11/01/48)(a)	536	568,350
United Utilities PLC, 6.88%, 08/15/28(a)	130	161,902

		11,008,795

Total Corporate Bonds & Notes — 97.6% (Cost: $6,802,548,875)		6,421,702,138

Security	Par/ Shares (000)	Value

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(b)	$542	$533,876

South Korea — 0.1%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	497	479,098
5.13%, 04/23/34(b)	360	435,237
Korea Gas Corp.
1.13%, 07/13/26(b)	450	426,528
2.00%, 07/13/31(b)	280	264,951
3.13%, 07/20/27(b)	1,394	1,428,298
3.50%, 07/02/26(b)	150	157,006
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	15	14,372
3.13%, 07/25/27(b)	1,170	1,208,134
3.75%, 07/25/23(b)	395	405,406
Korea National Oil Corp.
0.88%, 10/05/25(a)(b)	647	612,282
1.25%, 04/07/26(a)(b)	1,000	954,030
2.50%, 10/24/26(b)	143	143,440
3.25%, 10/01/25(b)	450	460,716
3.38%, 03/27/27(b)	500	520,000
4.00%, 01/23/24(b)	445	461,349

		7,970,847

Total Foreign Government Obligations — 0.1% (Cost: $8,679,836)		8,504,723

Short-Term Investments

Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(g)(h)(i)	622,100	622,224,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(g)(h)	102,249	102,249,000

		724,473,764

Total Short-Term Investments — 11.0% (Cost: $724,467,509)		724,473,764

Total Investments in Securities — 108.7% (Cost: $7,535,696,220)		7,154,680,625

Other Assets, Less Liabilities — (8.7)%		(572,609,381)

Net Assets — 100.0%		$6,582,071,244

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2022	iShares® Broad USD Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$468,324,085	$154,109,451	(a)	$—	$(52,925)	$(155,847)	$622,224,764	622,100	$929,971	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	62,859,000	39,390,000	(a)	—	—	—	102,249,000	102,249	6,778		—

					$(52,925)	$(155,847)	$724,473,764		$936,749		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$6,421,702,138	$—	$6,421,702,138
Foreign Government Obligations	—	8,504,723	—	8,504,723
Money Market Funds	724,473,764	—	—	724,473,764

	$724,473,764	$6,430,206,861	$—	$7,154,680,625

See notes to financial statements.

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24(a)	$4,497	$4,697,755
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	10,089	10,538,106
3.65%, 11/01/24 (Call 08/01/24)	9,941	10,279,842
WPP Finance 2010, 3.75%, 09/19/24	8,809	9,123,711

		34,639,414

Aerospace & Defense — 1.4%
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)(b)	1,173	1,215,826
3.85%, 12/15/25 (Call 09/15/25)(b)	7,858	8,220,545
Boeing Co. (The)
1.43%, 02/04/24 (Call 04/08/22)(a)	18,999	18,689,075
1.88%, 06/15/23 (Call 04/15/23)	3,169	3,158,535
1.95%, 02/01/24(a)	1,885	1,877,458
2.20%, 02/04/26 (Call 02/04/23)	40,261	39,282,881
2.25%, 06/15/26 (Call 03/15/26)(a)	4,248	4,156,603
2.50%, 03/01/25 (Call 12/01/24)	4,218	4,223,841
2.60%, 10/30/25 (Call 07/30/25)	2,405	2,392,715
2.70%, 02/01/27 (Call 12/01/26)	4,968	4,904,501
2.75%, 02/01/26 (Call 01/01/26)(a)	3,798	3,800,773
2.80%, 03/01/23 (Call 02/01/23)	2,386	2,411,006
2.80%, 03/01/24 (Call 02/01/24)(a)	8,524	8,659,567
2.85%, 10/30/24 (Call 07/30/24)	4,731	4,782,591
3.10%, 05/01/26 (Call 03/01/26)(a)	4,899	4,941,820
4.51%, 05/01/23 (Call 04/01/23)	20,674	21,242,438
4.88%, 05/01/25 (Call 04/01/25)	29,542	31,405,594
7.95%, 08/15/24	1,897	2,171,173
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	4,350	4,171,981
1.88%, 08/15/23 (Call 06/15/23)	5,620	5,635,141
2.13%, 08/15/26 (Call 05/15/26)(a)	3,944	3,938,730
2.38%, 11/15/24 (Call 09/15/24)(a)	5,621	5,706,447
3.25%, 04/01/25 (Call 03/01/25)	6,560	6,769,329
3.38%, 05/15/23 (Call 04/15/23)	3,444	3,515,733
3.50%, 05/15/25 (Call 03/15/25)	6,700	6,931,675
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	5,517	5,748,351
3.85%, 06/15/23 (Call 05/15/23)	6,926	7,100,385
3.85%, 12/15/26 (Call 09/15/26)	525	551,256
3.95%, 05/28/24 (Call 02/28/24)(a)	3,521	3,646,634
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	6,930	7,102,619
3.55%, 01/15/26 (Call 10/15/25)(a)	10,596	11,160,393
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	13,453	13,709,500
3.20%, 02/01/27 (Call 11/01/26)	4,197	4,298,999
3.25%, 08/01/23(a)	9,624	9,826,656
7.88%, 03/01/26(b)	74	86,695
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	466	475,193
3.20%, 03/15/24 (Call 01/15/24)(a)	8,047	8,239,125
3.70%, 12/15/23 (Call 09/15/23)	3,972	4,084,900
3.95%, 08/16/25 (Call 06/16/25)	13,329	14,046,440
Teledyne Technologies Inc.
0.65%, 04/01/23	209	206,305
0.95%, 04/01/24 (Call 04/08/22)(a)	5,697	5,551,203

Security	Par (000)	Value

Aerospace & Defense (continued)
1.60%, 04/01/26 (Call 03/01/26)	$5,006	$4,836,427

		304,877,059

Agriculture — 1.1%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	9,506	9,476,637
2.63%, 09/16/26 (Call 06/16/26)(a)	2,337	2,335,685
3.80%, 02/14/24 (Call 01/14/24)	270	277,819
4.00%, 01/31/24	6,887	7,133,890
4.40%, 02/14/26 (Call 12/14/25)(a)	7,734	8,213,453
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	4,013	4,066,020
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	8,564	8,616,535
3.22%, 08/15/24 (Call 06/15/24)(a)	20,574	20,820,351
3.22%, 09/06/26 (Call 07/06/26)	6,542	6,535,878
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	11,146	10,585,069
3.95%, 06/15/25(a)(b)	12,483	12,903,146
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	6,522	6,331,660
3.25%, 08/15/26 (Call 05/15/26)(a)	3,032	3,098,414
4.35%, 03/15/24 (Call 03/10/22)(a)	7,839	8,144,346
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	5,795	5,649,421
0.75%, 02/02/26 (Call 01/02/26)(b)	2,243	2,118,411
1.38%, 07/23/23(a)(b)	9,868	9,824,929
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	8,317	8,409,260
3.50%, 07/26/26 (Call 05/26/26)(b)	4,250	4,307,585
4.25%, 07/21/25 (Call 04/21/25)(b)	13,006	13,571,454
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	4,813	4,527,203
1.13%, 05/01/23	6,275	6,253,159
1.50%, 05/01/25 (Call 04/01/25)	7,709	7,524,549
2.13%, 05/10/23 (Call 03/10/23)	4,241	4,265,009
2.63%, 03/06/23	4,920	4,973,421
2.75%, 02/25/26 (Call 11/25/25)(a)	2,892	2,916,357
2.88%, 05/01/24 (Call 04/01/24)	8,430	8,594,292
3.25%, 11/10/24(a)	7,212	7,439,103
3.38%, 08/11/25 (Call 05/11/25)	5,218	5,389,057
3.60%, 11/15/23(a)	4,127	4,254,998
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	20,209	21,133,881
4.85%, 09/15/23(a)	5,100	5,311,101
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(a)(b)	8,860	8,568,008

		243,570,101

Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(b)	23,097	25,661,454
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	18,685	19,182,144
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	3,010	3,046,922
4.75%, 05/04/23	16,531	17,087,293
5.25%, 05/04/25 (Call 04/04/25)	11,895	12,861,081

		77,838,894

Apparel — 0.2%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	4,191	4,225,199

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
2.38%, 11/01/26 (Call 08/01/26)(a)	$3,460	$3,500,482
2.40%, 03/27/25 (Call 02/27/25)(a)	10,576	10,713,356
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	6,839	7,225,929
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	3,116	3,265,901
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	225	234,831
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	8,968	8,975,498

		38,141,196

Auto Manufacturers — 4.3%
American Honda Finance Corp.
0.35%, 04/20/23	332	326,771
0.55%, 07/12/24(a)	4,820	4,665,904
0.65%, 09/08/23	6,879	6,774,276
0.75%, 08/09/24(a)	995	965,611
0.88%, 07/07/23(a)	6,117	6,058,323
1.00%, 09/10/25	3,867	3,705,622
1.20%, 07/08/25	5,821	5,639,410
1.30%, 09/09/26(a)	9,920	9,493,352
1.50%, 01/13/25	9,190	9,012,652
1.95%, 05/10/23	7,970	8,007,840
2.15%, 09/10/24(a)	8,260	8,288,089
2.30%, 09/09/26	1,567	1,566,710
2.35%, 01/08/27	1,384	1,381,730
2.40%, 06/27/24	7,049	7,111,598
2.90%, 02/16/24(a)	6,359	6,493,580
3.45%, 07/14/23	5,146	5,262,817
3.55%, 01/12/24(a)	7,641	7,880,415
3.63%, 10/10/23(a)	7,898	8,123,969
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	5,269	5,303,133
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	2,830	2,745,930
0.80%, 04/01/24(b)	7,315	7,141,091
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	6,086	5,820,536
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	2,286	2,304,206
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	6,613	6,776,514
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,016	9,208,254
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	10,650	10,848,086
3.80%, 04/06/23(a)(b)	12,367	12,657,621
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	15,173	15,869,160
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	7,204	6,851,536
3.65%, 10/01/23 (Call 07/01/23)	4,667	4,782,406
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	3,103	3,023,004
1.45%, 03/02/26(a)(b)	9,869	9,482,492
1.75%, 03/10/23(a)(b)	9,369	9,378,999
2.13%, 03/10/25(b)	7,907	7,858,720
2.70%, 06/14/24(a)(b)	7,324	7,423,999
3.25%, 08/01/24(a)(b)	2,450	2,511,642
3.30%, 05/19/25(b)	5,042	5,187,739
3.45%, 01/06/27(b)	395	411,432
3.50%, 08/03/25(b)	3,063	3,176,582
3.65%, 02/22/24(a)(b)	5,944	6,120,396
3.70%, 05/04/23(a)(b)	5,020	5,141,373
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(b)	1,410	1,389,106
1.63%, 12/13/24(a)(b)	380	372,696
2.00%, 12/14/26(b)	9,215	8,890,733
General Motors Co.
4.00%, 04/01/25(a)	3,956	4,103,095
4.88%, 10/02/23(a)	12,493	13,041,942

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/02/23	$9,607	$10,093,198
6.13%, 10/01/25 (Call 09/01/25)	11,063	12,241,360
General Motors Financial Co. Inc.
1.05%, 03/08/24	8,468	8,250,935
1.20%, 10/15/24(a)	7,990	7,776,349
1.25%, 01/08/26 (Call 12/08/25)	13,873	13,090,255
1.50%, 06/10/26 (Call 05/10/26)	12,888	12,218,911
1.70%, 08/18/23(a)	12,253	12,202,427
2.35%, 02/26/27 (Call 01/26/27)	5,000	4,845,764
2.75%, 06/20/25 (Call 05/20/25)	12,191	12,187,432
2.90%, 02/26/25 (Call 01/26/25)	10,678	10,739,140
3.50%, 11/07/24 (Call 09/07/24)	7,086	7,256,976
3.70%, 05/09/23 (Call 03/09/23)(a)	12,068	12,285,211
3.95%, 04/13/24 (Call 02/13/24)(a)	10,993	11,301,173
4.00%, 01/15/25 (Call 10/15/24)	6,147	6,361,835
4.00%, 10/06/26 (Call 07/06/26)	5,022	5,233,412
4.15%, 06/19/23 (Call 05/19/23)	10,149	10,405,980
4.25%, 05/15/23(a)	4,935	5,077,402
4.30%, 07/13/25 (Call 04/13/25)	8,686	9,049,335
4.35%, 04/09/25 (Call 02/09/25)(a)	7,180	7,510,593
4.35%, 01/17/27 (Call 10/17/26)(a)	3,220	3,383,915
5.10%, 01/17/24 (Call 12/17/23)	13,017	13,652,380
5.25%, 03/01/26 (Call 12/01/25)	11,250	12,245,137
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	2,045	2,012,284
3.35%, 06/08/25 (Call 05/08/25)(b)	9,310	9,408,723
Hyundai Capital America
0.80%, 01/08/24(a)(b)	10,601	10,295,125
0.88%, 06/14/24(a)(b)	9,045	8,689,252
1.00%, 09/17/24(b)	10,280	9,885,666
1.25%, 09/18/23(a)(b)	11,645	11,479,912
1.30%, 01/08/26 (Call 12/08/25)(b)	7,687	7,261,412
1.50%, 06/15/26 (Call 05/15/26)(a)(b)	9,553	9,000,169
1.65%, 09/17/26 (Call 08/17/26)(b)	12,230	11,594,293
1.80%, 10/15/25 (Call 09/15/25)(b)	6,703	6,476,789
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,898	4,889,860
2.75%, 09/27/26(a)(b)	1,944	1,933,673
3.00%, 02/10/27 (Call 12/10/26)(b)	2,349	2,344,823
3.40%, 06/20/24(a)(b)	4,287	4,371,601
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	3,756	3,834,741
4.13%, 06/08/23(b)	5,465	5,576,574
4.30%, 02/01/24(a)(b)	4,466	4,613,152
5.75%, 04/06/23(a)(b)	7,205	7,488,023
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	5,302	5,801,033
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	1,380	1,307,866
2.13%, 04/24/25(a)(b)	145	141,712
2.50%, 01/24/27(a)(b)	460	451,466
3.75%, 03/05/23(b)	2,970	3,015,740
Kia Corp.
1.00%, 04/16/24(a)(b)	5,220	5,094,184
1.75%, 10/16/26(b)	495	478,651
2.75%, 02/14/27(b)	4,000	3,983,448
3.00%, 04/25/23(a)(b)	549	556,711
3.25%, 04/21/26(b)	750	768,082
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)(b)	4,890	4,707,330
1.85%, 09/16/26 (Call 08/16/26)(b)	8,605	8,068,828
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	3,360	3,255,610

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 03/09/26 (Call 02/09/26)(a)(b)	$7,698	$7,274,543
3.45%, 03/15/23(a)(b)	2,689	2,726,327
3.88%, 09/21/23(a)(b)	4,323	4,415,795
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	11,591	11,699,810
3.52%, 09/17/25 (Call 08/17/25)(b)	13,642	13,811,652
PACCAR Financial Corp.
0.35%, 08/11/23	3,905	3,845,062
0.35%, 02/02/24(a)	1,849	1,798,431
0.50%, 08/09/24(a)	3,009	2,903,305
0.80%, 06/08/23(a)	965	957,087
0.90%, 11/08/24(a)	2,995	2,913,870
1.10%, 05/11/26	3,260	3,128,038
1.80%, 02/06/25	2,099	2,078,478
2.00%, 02/04/27	3,945	3,910,064
2.15%, 08/15/24	3,503	3,516,519
2.65%, 04/06/23	1,377	1,395,875
3.40%, 08/09/23	4,242	4,348,477
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)(b)	310	294,843
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	5,000	4,630,470
Stellantis NV, 5.25%, 04/15/23(a)	11,582	11,975,788
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(a)	11,862	11,566,386
1.34%, 03/25/26 (Call 02/25/26)	4,613	4,456,588
2.36%, 07/02/24(a)	2,926	2,946,933
3.42%, 07/20/23(a)	5,844	5,984,045
Toyota Motor Credit Corp.
0.40%, 04/06/23(a)	787	778,232
0.45%, 01/11/24(a)	2,668	2,604,764
0.50%, 08/14/23(a)	6,327	6,233,738
0.50%, 06/18/24(a)	8,981	8,694,750
0.63%, 09/13/24(a)	3,740	3,611,969
0.80%, 10/16/25	8,439	8,018,907
0.80%, 01/09/26(a)	5,747	5,456,290
1.13%, 06/18/26(a)	12,457	11,919,996
1.35%, 08/25/23	8,463	8,433,505
1.45%, 01/13/25	11,955	11,758,352
1.80%, 02/13/25(a)	11,333	11,247,046
1.90%, 01/13/27	11,950	11,742,957
2.00%, 10/07/24(a)	5,706	5,710,553
2.25%, 10/18/23(a)	4,988	5,021,610
2.90%, 03/30/23	5,760	5,851,016
2.90%, 04/17/24(a)	5,958	6,079,913
3.00%, 04/01/25(a)	10,263	10,507,367
3.35%, 01/08/24(a)	5,446	5,595,319
3.40%, 04/14/25(a)	4,616	4,785,338
3.45%, 09/20/23(a)	9,884	10,149,011
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	10,364	10,149,311
1.25%, 11/24/25 (Call 10/24/25)(b)	13,545	12,907,123
2.85%, 09/26/24(a)(b)	5,492	5,567,370
3.13%, 05/12/23(b)	8,563	8,686,668
3.20%, 09/26/26(b)	1,946	1,983,885
3.35%, 05/13/25(a)(b)	10,764	10,993,258
4.25%, 11/13/23(b)	10,190	10,549,886
4.63%, 11/13/25(b)	6,509	6,944,592

		969,338,057

Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	$4,330	$4,444,571
5.00%, 10/01/25(b)	8,824	9,532,400
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	5,335	5,080,905
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	7,578	7,794,250
4.15%, 10/01/25 (Call 07/01/25)	1,005	1,065,105
Toyota Industries Corp., 3.24%, 03/16/23 (Call 02/16/23)(b)	1,069	1,089,410

		29,006,641

Banks — 33.2%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)(c)	5,042	4,768,775
4.75%, 07/28/25(b)	12,944	13,617,088
4.80%, 04/18/26(b)	7,807	8,312,566
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	5,200	5,293,600
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	6,467	6,634,069
4.75%, 10/12/23(a)(b)	10,663	11,043,076
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	5,206	4,944,490
2.17%, 02/18/25(a)(b)	1,610	1,606,236
3.40%, 03/19/24(b)	7,173	7,391,182
ASB Bank Ltd.
1.63%, 10/22/26(b)	5,195	4,988,626
3.13%, 05/23/24(a)(b)	4,729	4,838,482
3.75%, 06/14/23(a)(b)	3,067	3,147,299
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)(a)	590	615,131
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	10,628	10,521,549
4.40%, 05/19/26(a)(b)	8,850	9,370,607
4.50%, 03/19/24(a)(b)	1,643	1,713,582
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	4,567	4,816,657
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	9,708	9,569,808
1.13%, 09/18/25	8,978	8,534,946
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,809	4,736,913
3.13%, 07/01/30 (Call 07/01/25)(a)(b)(c)	8,425	8,031,300
3.25%, 09/30/31 (Call 09/30/26)(b)(c)	3,475	3,273,276
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)(b)	4,550	4,659,246
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(b)	60	59,626
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	6,430	6,365,222
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)(b)	17,650	18,770,951
5.95%, 10/01/28 (Call 10/01/23)(a)(b)(c)	930	948,609
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	2,570	2,525,567
1.72%, 09/14/27 (Call 09/14/26)(c)	5,415	5,120,251
1.85%, 03/25/26	7,923	7,598,518
2.71%, 06/27/24	18,549	18,709,892
2.75%, 05/28/25	13,446	13,461,288
3.85%, 04/12/23	10,600	10,794,100
5.18%, 11/19/25	14,346	15,281,554

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(a)	$305	$293,563
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(b)	4,765	4,940,254
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	11,509	11,299,747
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	18,625	18,178,456
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	13,477	13,060,719
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	5,948	5,718,113
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	23,951	22,647,737
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	24,102	23,028,939
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(c)	5,369	5,335,663
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)(c)	6,465	6,280,344
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	55,009	52,509,528
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(c)	13,790	13,655,636
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)(c)	15,974	15,698,037
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)(c)	25,062	24,999,497
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(c)	27,310	26,868,752
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(c)	39,770	40,123,451
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(c)	16,970	17,193,809
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	19,258	19,621,875
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(c)	20,436	20,828,169
3.50%, 04/19/26(a)	10,193	10,557,871
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(c)	24,438	24,825,099
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	17,986	18,463,234
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)(c)	25	26,030
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(c)	21,720	22,210,851
3.88%, 08/01/25(a)	13,438	14,063,469
4.00%, 04/01/24	18,888	19,595,403
4.00%, 01/22/25	20,475	21,257,763
4.10%, 07/24/23	12,893	13,319,867
4.13%, 01/22/24(a)	16,784	17,448,658
4.20%, 08/26/24(a)	24,514	25,523,936
4.25%, 10/22/26	12,023	12,849,594
4.45%, 03/03/26(a)	15,197	16,192,802
6.22%, 09/15/26(a)	919	1,044,902
Series L, 3.95%, 04/21/25(a)	22,171	22,991,216
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	15,746	15,081,898
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(c)(d)	23,436	24,696,903

Security	Par (000)	Value

Banks (continued)
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	$25,425	$27,047,750
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(b)(c)	5,360	5,041,369
4.50%, 11/25/23(b)	5,221	5,395,873
Bank of Montreal
0.40%, 09/15/23(a)	12,515	12,250,246
0.45%, 12/08/23(a)	6,613	6,440,182
0.63%, 07/09/24	18,550	17,897,038
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	4,703	4,435,661
1.25%, 09/15/26(a)	21,630	20,509,429
1.50%, 01/10/25	20,378	19,936,369
1.85%, 05/01/25	8,356	8,257,363
2.50%, 06/28/24	11,504	11,608,070
4.34%, 10/05/28 (Call 10/05/23)(c)	5,680	5,846,129
4.80%, (Call 08/25/24)(a)(c)(d)	4,064	4,042,054
Series E, 3.30%, 02/05/24(a)	15,209	15,576,047
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(a)	4,169	4,079,586
0.50%, 04/26/24 (Call 03/26/24)(a)	6,248	6,068,140
0.75%, 01/28/26 (Call 12/28/25)(a)	729	692,618
1.05%, 10/15/26 (Call 09/15/26)(a)	9,776	9,267,372
1.60%, 04/24/25 (Call 03/24/25)(a)	10,488	10,327,987
2.05%, 01/26/27 (Call 12/26/26)(a)	5,100	5,040,442
2.10%, 10/24/24	7,130	7,152,173
2.20%, 08/16/23 (Call 06/16/23)	5,050	5,086,324
2.45%, 08/17/26 (Call 05/17/26)	3,302	3,344,792
2.80%, 05/04/26 (Call 02/04/26)(a)	4,582	4,683,119
3.25%, 09/11/24 (Call 08/11/24)(a)	5,561	5,724,886
3.40%, 05/15/24 (Call 04/15/24)	4,167	4,297,785
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(c)	80	83,574
3.45%, 08/11/23	3,891	3,980,062
3.50%, 04/28/23	5,727	5,854,989
3.95%, 11/18/25 (Call 10/18/25)	2,545	2,695,329
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	9,157	9,446,295
Series G, 3.00%, 02/24/25 (Call 01/24/25)	7,065	7,252,454
Series J, 0.85%, 10/25/24 (Call 09/25/24)(a)	5,810	5,644,744
Bank of New Zealand
1.00%, 03/03/26(a)(b)	1,549	1,471,517
2.00%, 02/21/25(a)(b)	5,073	5,029,838
3.50%, 02/20/24(a)(b)	6,572	6,760,634
Bank of New Zealand., 2.29%, 01/27/27(b)	2,465	2,429,782
Bank of Nova Scotia (The)
0.40%, 09/15/23(a)	6,765	6,618,073
0.55%, 09/15/23	5,498	5,399,158
0.65%, 07/31/24	9,310	8,983,324
0.70%, 04/15/24	11,708	11,349,718
0.80%, 06/15/23	2,695	2,664,541
1.05%, 03/02/26(a)	8,990	8,529,415
1.30%, 06/11/25(a)	6,434	6,210,521
1.30%, 09/15/26(a)	13,016	12,429,769
1.35%, 06/24/26(a)	14,282	13,605,697
1.63%, 05/01/23	9,074	9,070,915
1.95%, 02/02/27	5,000	4,852,857
2.20%, 02/03/25(a)	9,578	9,530,081
2.70%, 08/03/26(a)	5,501	5,554,489
3.40%, 02/11/24(a)	11,508	11,799,974
4.50%, 12/16/25	5,697	6,070,586
4.90%, (Call 06/04/25)(a)(c)(d)	12,329	12,533,045

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(a)(c)	$8,650	$7,743,880
Bank of Nova Scotia/The, 1.45%, 01/10/25	5,695	5,567,828
Bank One Michigan, 8.25%, 11/01/24	72	82,651
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)(c)	140	140,048
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,810	1,941,523
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	6,877	6,661,977
1.00%, 02/04/25(b)	12,295	11,805,806
1.60%, 10/04/26(a)(b)	13,505	12,951,705
2.38%, 11/21/24(b)	5,494	5,497,504
3.75%, 07/20/23(b)	7,917	8,116,106
Barclays Bank PLC, 3.75%, 05/15/24(a)	4,061	4,193,083
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)(c)	11,493	11,201,311
2.28%, 11/24/27 (Call 11/24/26)(c)	19,040	18,366,919
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(c)	16,360	16,354,007
3.65%, 03/16/25	11,420	11,703,382
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)(c)	18,335	18,855,578
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)(c)	11,314	11,626,442
4.38%, 09/11/24	8,728	9,042,222
4.38%, 01/12/26(a)	17,974	18,937,365
5.20%, 05/12/26(a)	13,320	14,278,108
BBVA Bancomer SA/Texas
1.88%, 09/18/25(b)	5,575	5,407,750
4.38%, 04/10/24(a)(b)	270	278,438
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)(c)	13,623	12,806,793
1.68%, 06/30/27 (Call 06/30/26)(b)(c)	12,118	11,471,728
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	19,462	19,067,166
2.59%, 01/20/28 (Call 01/20/27)(a)(b)(c)	7,235	7,034,207
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	18,361	18,364,515
3.25%, 03/03/23	6,845	6,951,136
3.38%, 01/09/25(b)	18,340	18,700,454
3.80%, 01/10/24(a)(b)	7,177	7,385,308
4.25%, 10/15/24(a)	11,203	11,686,212
4.38%, 09/28/25(a)(b)	8,117	8,457,604
4.38%, 05/12/26(a)(b)	6,180	6,442,733
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	16,754	17,407,066
BNZ International Funding Ltd./London, 3.38%, 03/01/23(b)	2,903	2,955,547
BPCE SA
1.00%, 01/20/26(b)	13,593	12,807,646
1.63%, 01/14/25(a)(b)	17,100	16,782,643
1.65%, 10/06/26 (Call 10/06/25)(b)(c)	11,212	10,696,130
2.05%, 10/19/27 (Call 10/19/26)(b)(c)	13,610	13,052,226
2.38%, 01/14/25(a)(b)	12,203	12,068,088
3.38%, 12/02/26(a)	1,881	1,928,114
4.00%, 09/12/23(a)(b)	4,303	4,421,617
4.00%, 04/15/24	15,109	15,648,185
4.50%, 03/15/25(b)	7,897	8,199,175
4.63%, 07/11/24(b)	9,647	10,018,733
4.88%, 04/01/26(b)	3,765	3,984,702
5.15%, 07/21/24(a)(b)	14,942	15,668,368
5.70%, 10/22/23(a)(b)	6,822	7,163,686
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)(c)	1,129	1,150,668

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	$10,060	$9,889,181
0.50%, 12/14/23	6,602	6,428,795
0.95%, 06/23/23(a)	10,097	9,991,844
0.95%, 10/23/25	9,578	9,118,742
1.00%, 10/18/24(a)	10,550	10,197,183
1.25%, 06/22/26	3,017	2,851,444
2.25%, 01/28/25	6,506	6,492,285
3.10%, 04/02/24	8,261	8,424,583
3.50%, 09/13/23	8,501	8,751,068
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	18,702	19,333,553
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	20,339	19,881,410
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	9,051	8,791,552
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	24,271	22,854,860
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	310	300,170
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	24,975	23,614,001
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(c)	10,178	10,159,804
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	8,495	8,361,254
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(c)	12,000	12,095,863
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	32,625	33,052,233
3.20%, 10/21/26 (Call 07/21/26)	24,867	25,354,534
3.30%, 04/27/25	11,223	11,491,216
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	27,200	27,743,993
3.38%, 03/01/23(a)	727	740,198
3.40%, 05/01/26(a)	7,099	7,305,218
3.50%, 05/15/23	11,937	12,210,298
3.70%, 01/12/26	12,203	12,754,380
3.75%, 06/16/24(a)	6,349	6,571,212
3.88%, 10/25/23(a)	6,632	6,842,748
3.88%, 03/26/25	12,428	12,876,290
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)(c)	10,000	10,442,569
4.00%, 08/05/24(a)	5,008	5,164,480
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)(c)	10,936	11,217,394
4.30%, 11/20/26	6,101	6,488,265
4.40%, 06/10/25	26,923	28,246,615
4.60%, 03/09/26(a)	9,537	10,171,041
5.50%, 09/13/25	6,837	7,452,948
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	4,981	4,964,757
3.70%, 03/29/23 (Call 02/28/23)	3,131	3,192,545
3.75%, 02/18/26 (Call 11/18/25)	5,146	5,402,749
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	1,740	1,756,579
4.30%, 12/03/25 (Call 11/03/25)	820	863,455
Comerica Bank
2.50%, 07/23/24(a)	4,609	4,666,001
4.00%, 07/27/25(a)	983	1,036,026

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	$6,842	$7,016,408
3.80%, 07/22/26	515	540,779
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	17,990	17,119,281
2.63%, 09/06/26(a)(b)	2,732	2,774,724
2.85%, 05/18/26(b)	1,675	1,713,735
3.35%, 06/04/24(a)(b)	3,324	3,430,925
3.45%, 03/16/23(b)	285	291,644
4.50%, 12/09/25(a)(b)	755	803,275
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	14,054	13,315,827
1.11%, 02/24/27 (Call 02/24/26)(a)(b)(c)	9,350	8,846,451
1.34%, 06/24/26 (Call 06/24/25)(b)(c)	4,669	4,493,437
1.98%, 12/15/27 (Call 12/15/26)(a)(b)(c)	16,045	15,554,674
2.63%, 07/22/24(a)(b)	8,098	8,179,928
3.75%, 07/21/26	8,986	9,265,165
3.88%, 09/26/23(a)(b)	10,826	11,161,492
4.38%, 08/04/25	10,163	10,640,719
4.63%, 12/01/23	75	78,156
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(a)	3,000	2,923,394
3.38%, 05/21/25	4,833	5,015,664
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	10,110	9,941,487
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(b)	8,608	8,400,818
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)(c)	10,508	9,880,787
2.02%, 01/11/27(b)	10,310	10,019,832
4.38%, 03/17/25(a)(b)	5,993	6,199,495
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)(c)	13,201	12,846,083
2.38%, 01/22/25(a)(b)	1,119	1,122,619
3.25%, 10/04/24(a)(b)	15,688	16,028,659
3.75%, 04/24/23(a)(b)	9,023	9,222,693
3.88%, 04/15/24(b)	3,971	4,110,326
4.13%, 01/10/27(a)(b)	3,230	3,405,560
Credit Suisse AG/New York NY
0.50%, 02/02/24(a)	10,865	10,519,604
0.52%, 08/09/23(a)	10,955	10,751,446
1.00%, 05/05/23	17,674	17,539,313
1.25%, 08/07/26	15,701	14,774,135
2.95%, 04/09/25	17,842	18,071,587
3.63%, 09/09/24(a)	18,574	19,166,315
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(b)(c)	16,937	15,698,034
2.19%, 06/05/26 (Call 06/05/25)(b)(c)	15,832	15,376,731
2.59%, 09/11/25 (Call 09/11/24)(b)(c)	7,138	7,102,506
3.00%, 12/14/23 (Call 12/14/22)(b)(c)	5,125	5,167,890
3.75%, 03/26/25	17,999	18,460,372
3.80%, 06/09/23	16,881	17,253,343
4.21%, 06/12/24 (Call 06/12/23)(b)(c)	9,445	9,679,395
4.55%, 04/17/26(a)	13,071	13,802,868
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(b)(c)	6,785	6,521,174
1.17%, 12/08/23 (Call 12/08/22)(b)(c)	2,103	2,087,838
1.23%, 06/22/24 (Call 06/22/23)(a)(b)	13,461	13,172,807
1.55%, 09/10/27 (Call 09/10/26)(b)(c)	1,465	1,380,924
1.62%, 09/11/26 (Call 09/11/25)(b)(c)	4,622	4,407,551
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	5,089	5,148,665
3.88%, 09/12/23(b)	7,297	7,470,941

Security	Par (000)	Value

Banks (continued)
5.38%, 01/12/24(a)(b)	$12,215	$12,865,733
DBS Group Holdings Ltd.
1.17%, 11/22/24(b)	950	928,030
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,572	1,629,508
Deutsche Bank AG, 4.10%, 01/13/26	1,078	1,124,290
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	6,462	6,625,489
Deutsche Bank AG/New York NY
0.90%, 05/28/24	7,763	7,525,463
0.96%, 11/08/23	4,715	4,627,575
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)(c)	6,775	6,614,309
1.69%, 03/19/26	7,102	6,854,602
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	14,862	14,309,027
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	17,175	17,134,266
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	12,705	12,140,131
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	13,830	13,280,569
3.70%, 05/30/24(a)	6,232	6,392,417
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	15,549	15,902,013
4.10%, 01/13/26	275	284,874
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	7,522	7,525,883
3.45%, 07/27/26 (Call 04/27/26)(a)	4,136	4,259,210
4.20%, 08/08/23	8,077	8,313,128
4.25%, 03/13/26(a)	2,391	2,532,960
4.68%, 08/09/28 (Call 08/09/23)(c)	3,966	4,065,747
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)(c)	7,010	6,777,686
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	4,343	4,134,952
1.54%, 05/25/27 (Call 05/25/26)(a)(b)(c)	7,179	6,854,476
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	4,722	4,568,775
2.05%, 02/10/25(a)(b)	8,445	8,329,537
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)(a)	3,549	3,544,179
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	5,245	5,039,275
2.38%, 01/28/25 (Call 12/28/24)	6,660	6,669,188
3.65%, 01/25/24 (Call 12/25/23)	12,227	12,569,580
4.30%, 01/16/24 (Call 12/16/23)(a)	6,575	6,835,282
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)	2,510	2,629,710
3.95%, 07/28/25 (Call 06/28/25)(a)	4,912	5,205,993
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)(a)	1,414	1,435,574
4.00%, 05/26/25 (Call 04/26/25)(a)	981	1,018,534
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)(c)	1,340	1,353,936
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(a)(c)	25	25,498
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	1,115	1,116,491
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 09/08/22)	374	371,375
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	12,229	11,938,702

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(c)	$14,774	$14,581,230
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	11,312	10,805,519
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	16,548	16,191,062
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	13,512	12,710,406
1.22%, 12/06/23 (Call 12/06/22)	1,360	1,344,030
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	23,245	21,959,640
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	28,265	26,609,889
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	15,330	15,157,695
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(c)	22,945	21,984,749
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(c)	19,040	18,761,937
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)(c)	24,257	24,674,392
3.50%, 01/23/25 (Call 10/23/24)(a)	20,642	21,212,796
3.50%, 04/01/25 (Call 03/01/25)	31,983	32,875,045
3.50%, 11/16/26 (Call 11/16/25)	13,543	13,866,653
3.63%, 02/20/24 (Call 01/20/24)	14,504	14,884,400
3.75%, 05/22/25 (Call 02/22/25)	21,557	22,297,677
3.75%, 02/25/26 (Call 11/25/25)(a)	9,742	10,136,794
3.85%, 07/08/24 (Call 04/08/24)(a)	18,768	19,407,032
3.85%, 01/26/27 (Call 01/26/26)	10,000	10,417,500
4.00%, 03/03/24(a)	20,976	21,719,466
4.25%, 10/21/25(a)	17,020	17,879,236
5.95%, 01/15/27	550	619,922
Hana Bank
1.25%, 12/16/26(b)	170	162,053
3.50%, 01/30/24(b)	3,405	3,498,926
3.50%, (Call 10/19/26)(b)(c)(d)	4,560	4,541,225
4.38%, 09/30/24(b)	500	522,780
HSBC Bank PLC, 7.65%, 05/01/25	1,573	1,786,412
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	6,615	6,470,855
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	19,818	19,155,646
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(c)	4,260	4,166,977
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	13,910	13,114,638
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)(c)	19,747	19,036,174
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)(c)	19,538	19,047,596
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(c)	16,665	16,064,854
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)(c)	19,257	19,226,789
3.60%, 05/25/23(a)	9,988	10,220,037
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(c)	20,447	20,943,004
3.90%, 05/25/26	19,923	20,697,130

Security	Par (000)	Value

Banks (continued)
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)(c)	$19,072	$19,493,908
4.25%, 03/14/24(a)	19,662	20,368,378
4.25%, 08/18/25(a)	11,211	11,648,151
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)(c)	25,096	26,177,978
4.30%, 03/08/26(a)	16,451	17,388,988
4.38%, 11/23/26	6,504	6,860,700
HSBC USA Inc., 3.50%, 06/23/24(a)	5,468	5,629,192
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	6,760	6,817,152
4.00%, 05/15/25 (Call 04/15/25)	2,722	2,846,182
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	5,837	5,995,449
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	4,693	4,873,519
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	19,773	21,228,353
ING Bank NV, 5.80%, 09/25/23(a)(b)	4,568	4,801,950
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(b)(c)	12,017	11,537,946
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(c)	6,603	6,310,174
3.55%, 04/09/24	8,580	8,804,933
4.10%, 10/02/23	13,387	13,823,952
4.63%, 01/06/26(a)(b)	12,606	13,539,354
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	1,532	1,608,584
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	7,501	7,275,665
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	9,055	8,880,795
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(c)	5,062	4,998,299
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	20,180	19,396,767
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	22,065	21,348,045
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	24,745	23,969,703
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(c)	20,314	19,007,471
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	21,393	20,112,796
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)(c)	25,420	23,991,210
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	13,835	13,781,224
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	29,275	28,542,128
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	27,596	26,392,094
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	25,844	25,415,281
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)(c)	32,041	31,561,656
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	15,986	15,905,587
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)(c)	5,000	5,008,460
2.70%, 05/18/23 (Call 03/18/23)(a)	13,539	13,691,111

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 10/01/26 (Call 07/01/26)(a)	$12,238	$12,452,697
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(c)	11,535	11,600,447
3.13%, 01/23/25 (Call 10/23/24)(a)	22,224	22,698,658
3.20%, 06/15/26 (Call 03/15/26)(a)	6,753	6,924,138
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	20,739	21,089,786
3.30%, 04/01/26 (Call 01/01/26)(a)	13,939	14,361,639
3.38%, 05/01/23(a)	8,446	8,601,370
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(c)	17,752	18,085,674
3.63%, 05/13/24(a)	14,628	15,106,370
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	60	62,646
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(c)	19,789	20,262,405
3.88%, 02/01/24(a)	14,825	15,361,464
3.88%, 09/10/24	25,513	26,458,048
3.90%, 07/15/25 (Call 04/15/25)(a)	14,513	15,180,689
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	14,027	14,674,961
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)(c)	23,227	23,960,871
4.13%, 12/15/26(a)	11,094	11,800,907
7.63%, 10/15/26(a)	3,608	4,364,996
7.75%, 07/15/25	27	31,533
KeyBank N.A./Cleveland OH
0.42%, 01/03/24 (Call 01/03/23), (SOFR + 0.340%)(c)	3,295	3,260,827
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	4,046	3,971,519
1.25%, 03/10/23(a)	4,311	4,300,389
3.30%, 06/01/25	6,218	6,424,848
3.38%, 03/07/23	3,193	3,251,081
3.40%, 05/20/26(a)	1,828	1,884,131
KeyCorp., 4.15%, 10/29/25	2,044	2,164,267
Kookmin Bank
1.75%, 05/04/25(b)	2,725	2,677,081
4.35%, (Call 07/02/24)(b)(c)(d)	4,615	4,678,456
Lloyds Bank PLC, 3.50%, 05/14/25(a)	210	216,360
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(c)	7,587	7,467,305
1.63%, 05/11/27 (Call 05/11/26)(c)	7,149	6,781,731
2.44%, 02/05/26 (Call 02/05/25)(c)	12,690	12,599,420
3.75%, 01/11/27(a)	4,780	4,960,042
3.87%, 07/09/25 (Call 07/09/24)(a)(c)	13,930	14,338,115
3.90%, 03/12/24(a)	10,081	10,393,612
4.05%, 08/16/23	11,573	11,923,527
4.45%, 05/08/25	15,711	16,537,006
4.50%, 11/04/24	12,215	12,745,265
4.58%, 12/10/25	24,990	26,259,440
4.65%, 03/24/26	14,893	15,707,367
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,174	3,248,959
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	12,333	12,347,305
3.90%, 01/15/26(a)(b)	2,059	2,167,309
4.00%, 07/29/25(b)	2,631	2,764,648
4.88%, 06/10/25(a)(b)	1,957	2,064,053

Security	Par (000)	Value

Banks (continued)
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14 /24)(a)(b)(c)	$5,250	$5,076,014
1.34%, 01/12/27 (Call 01/12/26)(b)(c)	11,637	11,000,175
1.63%, 09/23/27 (Call 09/23/26)(a)(b)(c)	11,500	10,892,563
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(b)(c)	3,475	3,288,587
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(c)	6,119	6,256,805
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	3,947	4,036,070
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)(c)	6,204	6,089,197
0.95%, 07/19/25 (Call 07/19/24)(c)	17,646	17,040,664
0.96%, 10/11/25 (Call 10/11/24)(c)	9,860	9,496,307
1.41%, 07/17/25	14,924	14,402,541
1.54%, 07/20/27 (Call 07/20/26)(c)	16,139	15,309,707
1.64%, 10/13/27 (Call 10/13/26)(c)	11,280	10,707,407
2.19%, 02/25/25	22,206	22,026,031
2.34%, 01/19/28 (Call 01/19/27)(c)	10,170	9,924,727
2.53%, 09/13/23(a)	3,930	3,970,112
2.76%, 09/13/26(a)	6,301	6,330,832
2.80%, 07/18/24(a)	19,314	19,566,908
3.41%, 03/07/24(a)	15,034	15,399,186
3.68%, 02/22/27	188	196,709
3.76%, 07/26/23	18,915	19,422,041
3.78%, 03/02/25	2,766	2,876,871
3.85%, 03/01/26(a)	12,657	13,262,826
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	200	205,040
3.50%, 03/21/23(a)(b)	605	619,273
3.60%, 09/25/24(a)(b)	523	541,576
3.75%, 04/16/24(a)(b)	1,652	1,710,062
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	13,070	13,601,775
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(c)	8,005	7,842,377
1.23%, 05/22/27 (Call 05/22/26)(c)	8,424	7,887,123
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	11,250	11,119,580
1.55%, 07/09/27 (Call 07/09/26)(c)	15,350	14,520,561
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	7,674	7,573,545
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	6,318	6,324,694
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	6,572	6,632,693
2.84%, 09/13/26(a)	1,761	1,768,948
3.48%, 04/12/26(a)(b)	11,965	12,340,388
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)(c)	11,261	11,562,278
4.35%, 10/20/25(a)(b)	3,450	3,610,651
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	21,050	20,804,397
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(c)	8,780	8,658,593
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(c)	18,318	17,795,987
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	24,833	23,944,311

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	$22,058	$20,658,251
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	20,300	19,586,828
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	24,943	23,629,941
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	27,037	25,713,079
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	24,797	24,475,568
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(c)	16,705	16,423,508
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(c)	20,000	20,004,698
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)(c)	18,736	18,834,772
3.13%, 07/27/26	16,930	17,257,676
3.63%, 01/20/27	5,335	5,557,784
3.70%, 10/23/24(a)	21,365	22,082,562
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(c)	20,859	21,248,033
3.88%, 01/27/26(a)	24,335	25,392,191
4.00%, 07/23/25	21,185	22,188,062
4.10%, 05/22/23(a)	18,927	19,423,357
4.35%, 09/08/26(a)	17,806	18,908,663
5.00%, 11/24/25	15,575	16,833,251
6.25%, 08/09/26(a)	4,696	5,393,235
Series F, 3.88%, 04/29/24(a)	26,799	27,708,477
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)(c)	10,169	9,735,802
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(b)	55	54,485
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	483	494,218
3.75%, 03/10/24(a)(b)	547	565,821
4.10%, 09/09/23(b)	1,061	1,095,806
National Australia Bank Ltd.
1.39%, 01/12/25(b)	10,005	9,822,609
1.89%, 01/12/27(a)(b)	10,230	10,024,398
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	7,734	7,839,939
2.88%, 04/12/23(a)	1,171	1,187,795
3.38%, 01/14/26(a)	4,346	4,536,841
3.63%, 06/20/23	8,000	8,213,026
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	4,377	4,269,870
0.75%, 08/06/24(a)	7,382	7,137,392
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	3,294	3,213,473
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	3,043	2,886,007
1.20%, 04/23/23(b)	10,652	10,619,897
1.50%, 04/23/25 (Call 03/23/25)(a)(b)	9,225	9,048,791
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	9,314	8,848,153
2.36%, 05/22/24 (Call 05/22/23)(c)	14,543	14,577,181
3.75%, 11/01/29 (Call 11/01/24)(c)	6,392	6,465,798
3.88%, 09/12/23	19,659	20,134,317
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	13,996	14,472,672

Security	Par (000)	Value

Banks (continued)
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)(c)	$11,387	$11,730,834
4.80%, 04/05/26	8,330	8,931,076
5.13%, 05/28/24	10,426	10,980,375
6.00%, 12/19/23(a)	11,154	11,831,536
6.10%, 06/10/23(a)	155	162,450
NatWest Markets PLC
0.80%, 08/12/24(a)(b)	8,683	8,324,443
1.60%, 09/29/26(b)	9,995	9,497,457
2.38%, 05/21/23(b)	9,154	9,215,899
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(b)(c)	495	464,691
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(b)(c)(d)	5,205	5,134,056
NongHyup Bank
0.88%, 07/28/24(b)	700	679,844
1.25%, 07/20/25(b)	6,150	5,935,422
1.25%, 07/28/26(a)(b)	925	884,747
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	8,089	7,862,745
0.75%, 08/28/25(b)	6,453	6,117,716
1.00%, 06/09/23(b)	8,480	8,414,301
1.50%, 09/30/26(a)(b)	6,890	6,560,467
3.75%, 08/30/23(a)(b)	6,857	7,036,829
Norinchukin Bank (The), 1.28%, 09/22/26(a)(b)	11,705	11,184,960
Northern Trust Corp., 3.95%, 10/30/25(a)	2,370	2,507,235
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)(c)	9,962	9,647,400
4.25%, 06/19/24(a)(b)	6,386	6,648,273
OWL Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)(b)	2,550	2,523,996
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(a)(c)	4,465	4,387,394
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)(a)	381	393,814
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)	6,840	7,017,838
3.25%, 06/01/25 (Call 05/02/25)(a)	1,877	1,941,343
3.30%, 10/30/24 (Call 09/30/24)(a)	5,479	5,658,766
3.50%, 06/08/23 (Call 05/09/23)	5,588	5,702,460
3.80%, 07/25/23 (Call 06/25/23)	5,641	5,775,937
4.20%, 11/01/25 (Call 10/02/25)	3,701	3,934,574
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	4,032	4,208,507
2.50%, 08/27/24 (Call 07/27/24)	6,504	6,568,548
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	9,126	8,736,327
2.20%, 11/01/24 (Call 10/02/24)	9,746	9,784,679
2.60%, 07/23/26 (Call 05/23/26)(a)	5,286	5,359,112
3.50%, 01/23/24 (Call 12/23/23)	9,169	9,438,419
3.90%, 04/29/24 (Call 03/29/24)	7,626	7,932,924
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	4,618	4,626,093
Royal Bank of Canada
0.43%, 01/19/24(a)	4,830	4,695,038
0.50%, 10/26/23	10,355	10,142,921
0.65%, 07/29/24	11,594	11,174,956
0.75%, 10/07/24(a)	10,035	9,689,522
0.88%, 01/20/26	10,885	10,300,439
1.15%, 06/10/25	9,711	9,342,916
1.15%, 07/14/26	23,330	22,088,063

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.20%, 04/27/26	$15,578	$14,796,762
1.40%, 11/02/26	11,755	11,201,760
1.60%, 04/17/23	4,907	4,912,240
1.60%, 01/21/25	995	977,063
2.05%, 01/21/27(a)	5,400	5,295,386
2.25%, 11/01/24	13,225	13,226,721
2.55%, 07/16/24(a)	12,768	12,904,479
3.70%, 10/05/23	16,134	16,607,586
4.65%, 01/27/26(a)	12,440	13,397,119
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	4,690	4,555,733
3.24%, 10/05/26 (Call 08/05/26)	4,528	4,570,550
3.45%, 06/02/25 (Call 05/02/25)	14,797	15,042,414
3.50%, 06/07/24 (Call 05/07/24)(a)	8,175	8,333,184
4.50%, 07/17/25 (Call 04/17/25)	8,108	8,511,916
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(c)	2,570	2,493,060
1.53%, 08/21/26 (Call 08/21/25)(c)	11,652	11,110,757
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	12,197	11,529,221
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	8,090	7,826,311
3.37%, 01/05/24 (Call 01/05/23), (3 mo. LIBOR US + 1.080%)(c)	6,962	7,044,478
4.75%, 09/15/25(b)	1,743	1,830,347
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)(c)	11,752	12,233,070
Santander UK PLC
2.88%, 06/18/24(a)	205	207,808
4.00%, 03/13/24(a)	11,073	11,479,577
5.00%, 11/07/23(b)	537	559,452
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(b)	5,000	4,783,750
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	248	239,270
2.88%, (Call 05/12/26)(b)(c)(d)	3,000	2,850,000
3.34%, 02/05/30 (Call 02/05/25)(b)(c)	230	231,527
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)(c)	1,633	1,662,907
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	4,196	4,120,850
0.65%, 09/09/24(b)	1,150	1,108,635
0.85%, 09/02/25(a)(b)	6,288	5,977,436
1.20%, 09/09/26(a)(b)	3,845	3,656,756
1.40%, 11/19/25(b)	200	195,374
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(a)(b)(c)	650	625,438
1.38%, 07/08/25(a)(b)	6,481	6,193,554
1.49%, 12/14/26 (Call 12/14/25)(a)(b)(c)	17,301	16,171,786
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	9,881	9,239,042
2.23%, 01/21/26 (Call 01/21/25)(b)(c)	6,000	5,860,630
2.63%, 10/16/24(a)(b)	12,236	12,183,694
2.63%, 01/22/25(a)(b)	16,836	16,682,825
2.80%, 01/19/28 (Call 01/19/27)(b)(c)	8,575	8,325,696
3.88%, 03/28/24(b)	15,371	15,760,791
4.25%, 09/14/23(a)(b)	9,302	9,574,862
4.25%, 04/14/25(b)	15,166	15,529,873
4.25%, 08/19/26(b)	4,006	4,105,510
4.75%, 11/24/25(a)(b)	5,314	5,540,058

Security	Par (000)	Value

Banks (continued)
5.00%, 01/17/24(b)	$6,874	$7,123,575
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(b)(c)	4,879	4,730,764
1.21%, 03/23/25 (Call 03/23/24)(b)(c)	5,606	5,457,737
1.46%, 01/14/27 (Call 01/14/26)(b)(c)	9,990	9,379,039
1.82%, 11/23/25 (Call 11/23/24)(b)(c)	14,755	14,350,106
2.61%, 01/12/28 (Call 01/12/27)(b)(c)	13,965	13,567,201
2.82%, 01/30/26 (Call 01/30/25)(b)(c)	18,675	18,571,073
3.20%, 04/17/25(a)(b)	1,125	1,134,693
3.79%, 05/21/25 (Call 05/21/24)(b)(c)	13,651	13,968,445
3.89%, 03/15/24 (Call 03/15/23)(b)(c)	13,540	13,764,229
4.05%, 04/12/26(b)	8,340	8,666,348
4.30%, 02/19/27(b)	3,750	3,851,768
5.20%, 01/26/24(a)(b)	6,811	7,092,345
State Bank of India/London
4.38%, 01/24/24(b)	10,140	10,484,874
4.88%, 04/17/24(a)(b)	195	204,305
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	2,575	2,494,742
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	1,680	1,660,281
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(c)	7,000	6,908,044
2.35%, 11/01/25 (Call 11/01/24)(a)(c)	8,002	8,053,305
2.65%, 05/19/26	614	627,075
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)(c)	4,333	4,399,863
3.10%, 05/15/23(a)	3,582	3,645,016
3.30%, 12/16/24(a)	9,004	9,309,214
3.55%, 08/18/25	9,003	9,408,846
3.70%, 11/20/23(a)	2,486	2,564,945
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)(c)	4,958	5,116,884
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24(a)	2,507	2,578,413
3.95%, 07/19/23(a)	523	538,780
3.95%, 01/10/24(a)	1,435	1,488,026
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(a)	1,965	1,915,701
0.95%, 01/12/26	15,043	14,180,265
1.40%, 09/17/26(a)	25,444	24,044,112
1.47%, 07/08/25	22,947	22,146,687
2.17%, 01/14/27(a)	5,620	5,485,391
2.35%, 01/15/25(a)	13,518	13,469,599
2.45%, 09/27/24	15,068	15,117,531
2.63%, 07/14/26(a)	8,133	8,147,944
2.70%, 07/16/24	16,526	16,682,734
3.01%, 10/19/26(a)	4,613	4,687,719
3.45%, 01/11/27(a)	250	258,270
3.75%, 07/19/23(a)	13,596	13,946,263
3.78%, 03/09/26(a)	5,971	6,243,526
3.94%, 10/16/23	14,751	15,221,553
4.44%, 04/02/24(a)(b)	3,095	3,221,033
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	7,408	7,280,309
0.80%, 09/16/24(a)(b)	10,870	10,464,358
0.85%, 03/25/24(a)(b)	5,782	5,633,110
1.05%, 09/12/25(b)	7,392	7,021,808
1.35%, 09/16/26(b)	7,825	7,438,612

124	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.55%, 03/25/26(b)	$6,442	$6,200,245
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	4,265	4,366,509
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	2,740	2,644,550
3.50%, 01/29/25(a)	611	629,252
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	10,272	9,942,195
0.63%, 06/30/23(a)(b)	8,476	8,371,345
1.42%, 06/11/27 (Call 06/11/26)(b)(c)	7,292	6,955,113
3.90%, 11/20/23(a)	8,011	8,310,410
Swedbank AB
0.60%, 09/25/23(a)(b)	6,972	6,841,749
0.85%, 03/18/24(a)(b)	5,504	5,385,587
1.30%, 06/02/23(b)	1,263	1,256,746
1.54%, 11/16/26(a)(b)	10,744	10,290,187
Toronto-Dominion Bank (The)
0.30%, 06/02/23	1,540	1,514,940
0.45%, 09/11/23	7,820	7,677,363
0.55%, 03/04/24	7,718	7,495,341
0.70%, 09/10/24	5,645	5,456,159
0.75%, 06/12/23(a)	8,716	8,624,273
0.75%, 09/11/25	6,430	6,074,482
0.75%, 01/06/26(a)	10,847	10,218,028
1.15%, 06/12/25	6,511	6,268,744
1.20%, 06/03/26	9,430	8,988,304
1.25%, 12/13/24(a)	5,420	5,292,192
1.25%, 09/10/26	17,494	16,584,145
1.45%, 01/10/25(a)	10,735	10,508,132
1.95%, 01/12/27(a)	12,665	12,368,886
2.65%, 06/12/24(a)	12,857	13,011,842
3.25%, 03/11/24	11,496	11,804,144
3.50%, 07/19/23	13,258	13,603,904
3.63%, 09/15/31 (Call 09/15/26)(c)	4,476	4,615,748
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	7,261	7,249,445
1.50%, 03/10/25 (Call 02/10/25)	11,070	10,881,874
2.15%, 12/06/24 (Call 11/05/24)(a)	12,266	12,286,261
2.64%, 09/17/29 (Call 09/17/24)(c)	7,488	7,518,777
2.75%, 05/01/23 (Call 04/01/23)	1,953	1,975,638
3.20%, 04/01/24 (Call 03/01/24)(a)	12,857	13,183,105
3.30%, 05/15/26 (Call 04/15/26)(a)	3,476	3,592,861
3.63%, 09/16/25 (Call 08/16/25)(a)	9,763	10,163,982
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(c)	4,270	4,375,872
3.80%, 10/30/26 (Call 09/30/26)	3,878	4,083,901
4.05%, 11/03/25 (Call 09/03/25)	2,552	2,704,382
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	3,329	3,207,085
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(c)	8,818	8,435,542
2.20%, 03/16/23 (Call 02/13/23)(a)	8,561	8,608,308
2.50%, 08/01/24 (Call 07/01/24)	10,540	10,665,618
2.85%, 10/26/24 (Call 09/26/24)(a)	10,227	10,410,384
3.70%, 06/05/25 (Call 05/05/25)	9,274	9,666,871
3.75%, 12/06/23 (Call 11/06/23)	12,449	12,833,781
4.00%, 05/01/25 (Call 03/01/25)(a)	6,216	6,521,928
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	8,462	8,269,430
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	5,000	4,942,672

Security	Par (000)	Value

Banks (continued)
2.40%, 07/30/24 (Call 06/28/24)	$12,415	$12,555,121
3.10%, 04/27/26 (Call 03/27/26)	5,143	5,282,526
3.38%, 02/05/24 (Call 01/05/24)	14,337	14,731,301
3.60%, 09/11/24 (Call 08/11/24)(a)	9,660	10,016,685
3.70%, 01/30/24 (Call 12/29/23)(a)	5,971	6,178,693
3.95%, 11/17/25 (Call 10/17/25)	6,718	7,137,881
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	6,313	6,364,341
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	9,771	9,777,890
2.80%, 01/27/25 (Call 12/27/24)	9,661	9,854,577
3.40%, 07/24/23 (Call 06/23/23)	3,824	3,911,699
UBS AG/London
0.38%, 06/01/23(b)	8,800	8,667,273
0.45%, 02/09/24(b)	9,935	9,660,888
0.70%, 08/09/24(b)	9,679	9,358,261
1.25%, 06/01/26(a)(b)	15,074	14,359,243
1.38%, 01/13/25 (Call 12/13/24)(b)	11,285	11,033,995
UBS AG/Stamford CT, 7.50%, 07/15/25	510	582,981
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)(c)	11,101	10,942,668
1.36%, 01/30/27 (Call 01/30/26)(a)(b)(c)	18,381	17,419,716
1.49%, 08/10/27 (Call 08/10/26)(b)(c)	9,300	8,771,911
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	12,053	12,105,960
4.13%, 09/24/25(a)(b)	17,190	18,012,185
4.13%, 04/15/26(b)	6,611	6,950,195
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(b)(c)	7,673	7,156,840
2.57%, 09/22/26 (Call 09/22/25)(b)(c)	8,750	8,359,964
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	505	489,093
3.75%, 04/15/29 (Call 04/15/24)(b)(c)	5,101	5,230,053
Wachovia Corp.
6.61%, 10/01/25(a)	450	510,372
7.57%, 08/01/26(e)	1,015	1,205,848
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	11,040	10,684,001
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	23,215	23,134,436
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(c)	35,676	35,241,695
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	27,356	26,994,735
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	28,148	28,056,896
3.00%, 02/19/25(a)	13,693	13,954,674
3.00%, 04/22/26	25,754	26,147,833
3.00%, 10/23/26(a)	21,086	21,350,223
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	14,275	14,494,156
3.30%, 09/09/24(a)	19,598	20,087,081
3.55%, 09/29/25(a)	21,809	22,558,208
3.75%, 01/24/24 (Call 12/22/23)	27,283	28,127,022
4.10%, 06/03/26(a)	16,407	17,320,692
4.13%, 08/15/23(a)	7,570	7,808,609
4.48%, 01/16/24(a)	3,614	3,778,501
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(c)	535	531,199
Westpac Banking Corp. 1.02%, 11/18/24(a)	5,005	4,878,527

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.15%, 06/03/26	$11,702	$11,198,078
2.35%, 02/19/25	12,496	12,597,263
2.70%, 08/19/26(a)	5,119	5,205,777
2.85%, 05/13/26(a)	7,443	7,636,376
2.89%, 02/04/30 (Call 02/04/25)(c)	12,510	12,358,778
3.30%, 02/26/24(a)	9,999	10,286,019
3.65%, 05/15/23	9,022	9,249,137
4.32%, 11/23/31 (Call 11/23/26)(c)	12,890	13,427,625
Woori Bank, 4.75%, 04/30/24(b)	589	617,518

		7,443,888,448

Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	25,623	26,765,955
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	310	309,574
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	7,648	8,045,575
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)(a)	330	333,986
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	1,008	1,047,858
Coca-Cola Co. (The), 1.75%, 09/06/24(a)	10,985	10,998,397
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	1,762	1,839,518
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(b)	1,585	1,559,969
0.80%, 05/03/24(b)	7,353	7,153,702
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	873	835,016
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)(a)	2,743	2,861,369
4.25%, 05/01/23(a)	9,149	9,402,729
4.40%, 11/15/25 (Call 09/15/25)	4,262	4,525,277
4.75%, 11/15/24	6,265	6,659,666
4.75%, 12/01/25(a)	1,414	1,533,446
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,015	4,850,042
2.13%, 10/24/24 (Call 09/24/24)	8,009	8,014,956
2.63%, 04/29/23 (Call 01/29/23)(a)	12,783	12,913,206
3.50%, 09/18/23 (Call 08/18/23)	2,459	2,518,890
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23(a)	1,570	1,589,028
Heineken NV, 2.75%, 04/01/23(b)	9,702	9,805,746
JDE Peet’s NV
0.80%, 09/24/24 (Call 09/24/22)(b)	5,865	5,617,432
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	8,845	8,214,546
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 04/08/22)	12,207	11,903,856
2.55%, 09/15/26 (Call 06/15/26)	1,098	1,098,537
3.13%, 12/15/23 (Call 10/15/23)	4,937	5,025,883
3.40%, 11/15/25 (Call 08/15/25)	6,038	6,228,273
4.06%, 05/25/23 (Call 04/25/23)	8,559	8,785,868
4.42%, 05/25/25 (Call 03/25/25)(a)	9,277	9,821,367
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)(a)	14,316	14,559,216
PepsiCo Inc.
0.40%, 10/07/23	3,108	3,040,138
0.75%, 05/01/23	2,619	2,597,696
2.25%, 03/19/25 (Call 02/19/25)	14,783	14,889,659
2.38%, 10/06/26 (Call 07/06/26)(a)	6,035	6,087,870
2.75%, 03/01/23	7,986	8,104,494
2.75%, 04/30/25 (Call 01/30/25)(a)	9,081	9,269,247

Security	Par (000)	Value

Beverages (continued)
2.85%, 02/24/26 (Call 11/24/25)	$2,500	$2,558,163
3.50%, 07/17/25 (Call 04/17/25)(a)	5,519	5,730,770
3.60%, 03/01/24 (Call 12/01/23)(a)	8,994	9,298,206
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)(b)	2,229	2,301,517
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	7,247	7,233,786

		265,930,429

Biotechnology — 0.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	6,529	6,509,179
2.20%, 02/21/27 (Call 12/21/26)	8,341	8,229,823
2.25%, 08/19/23 (Call 06/19/23)(a)	5,044	5,096,892
2.60%, 08/19/26 (Call 05/19/26)(a)	6,756	6,810,960
3.13%, 05/01/25 (Call 02/01/25)(a)	7,572	7,759,847
3.63%, 05/22/24 (Call 02/22/24)(a)	13,101	13,534,316
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	8,018	8,368,238
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	14,819	15,478,909
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	1,560	1,570,875
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/21/22)	10,457	10,305,121
2.50%, 09/01/23 (Call 07/01/23)(a)	5,225	5,278,080
3.50%, 02/01/25 (Call 11/01/24)(a)	15,805	16,353,836
3.65%, 03/01/26 (Call 12/01/25)	14,708	15,337,119
3.70%, 04/01/24 (Call 01/01/24)(a)	16,721	17,251,009
Illumina Inc., 0.55%, 03/23/23	2,208	2,187,554
Royalty Pharma PLC
0.75%, 09/02/23(a)	7,736	7,590,484
1.20%, 09/02/25 (Call 08/02/25)	10,200	9,686,482

		157,348,724

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	16,858	16,810,494
2.49%, 02/15/27 (Call 12/15/26)	6,235	6,202,620
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	10,563	10,982,813
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(a)	6,242	6,421,279
4.00%, 06/15/25 (Call 03/15/25)(a)	2,149	2,250,020
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	365	379,680
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(a)(e)	352	362,364
3.90%, 02/14/26 (Call 11/14/25)(a)	4,524	4,770,097
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	4,661	4,493,573
3.00%, 11/15/23 (Call 09/15/23)(a)	3,900	3,954,713
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)(a)	1,278	1,257,894
4.25%, 07/02/24 (Call 04/02/24)	1,447	1,513,676
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	3,258	3,361,688
4.20%, 12/01/24 (Call 09/01/24)(a)	3,169	3,307,402
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	2,380	2,522,285

		68,590,598

126	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.2%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	$7,004	$7,056,392
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	7,864	7,923,729
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(a)	5,859	5,736,528
3.35%, 07/31/24 (Call 04/30/24)(a)	2,741	2,816,743
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	4,464	4,656,869
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(a)	1,825	1,884,960
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	7,298	6,863,884
3.50%, 05/08/24 (Call 04/08/24)	7,078	7,230,012
CF Industries Inc.
3.45%, 06/01/23(a)	45	45,799
4.50%, 12/01/26(a)(b)	4,056	4,356,808
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)(b)	3,200	3,257,322
3.40%, 12/01/26 (Call 09/01/26)(b)	4	4,174
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	5,618	6,078,947
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)(a)	6,761	7,057,958
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	20,661	21,399,163
4.49%, 11/15/25 (Call 09/15/25)	14,760	15,723,525
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	7,230	7,482,819
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)(a)	150	147,490
1.65%, 02/01/27 (Call 01/01/27)(a)	3,391	3,296,603
2.70%, 11/01/26 (Call 08/01/26)	144	146,470
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	5,375	5,266,532
Equate Petrochemical BV, 4.25%, 11/03/26(b)	5,221	5,390,682
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	3,628	3,702,384
4.10%, 02/01/24 (Call 11/01/23)	185	190,689
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,755	8,344,311
3.20%, 05/01/23 (Call 02/01/23)	843	852,210
LG Chem Ltd.
1.38%, 07/07/26(b)	5,000	4,758,327
3.25%, 10/15/24(b)	5,795	5,951,632
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	2,911	2,961,596
3.20%, 01/30/26 (Call 10/30/25)(a)	2,482	2,578,264
LYB International Finance BV, 4.00%, 07/15/23	3,801	3,909,506
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	5,097	4,868,325
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	7,064	7,521,002
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,235	10,700,406
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	3,512	3,630,988
Nutrien Ltd.
1.90%, 05/13/23	4,357	4,363,743
3.00%, 04/01/25 (Call 01/01/25)	2,978	3,025,143
4.00%, 12/15/26 (Call 09/15/26)	1,849	1,968,546
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(b)	7,385	6,914,206
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(a)	7,146	6,821,304

Security	Par (000)	Value

Chemicals (continued)
2.40%, 08/15/24 (Call 07/15/24)(a)	$5,029	$5,069,978
3.20%, 03/15/23 (Call 02/15/23)	2,399	2,439,666
SABIC Capital II BV, 4.00%, 10/10/23(b)	6,905	7,120,781
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(a)	6,695	6,838,359
3.45%, 08/01/25 (Call 05/01/25)	3,380	3,461,472
3.95%, 01/15/26 (Call 10/15/25)	545	573,650
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(b)	200	205,752
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	3,736	3,957,283
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	7,506	7,665,399
4.89%, 04/24/25 (Call 02/24/25)(b)	6,086	6,361,494
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)(a)	5,465	5,297,557
3.60%, 08/15/26 (Call 05/15/26)	4,491	4,664,326
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(b)	104	107,781

		260,649,489

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/15/22)(b)	600	606,887

Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(a)(b)	5,050	5,081,584
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	4,896	4,655,437
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	9,235	9,642,672
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	1,776	1,904,820
DP World Crescent Ltd., 3.91%, 05/31/23(a)(b)	9,794	9,982,045
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	713	701,007
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	3,467	3,582,209
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	8,236	8,298,955
2.60%, 12/15/25 (Call 11/15/25)(a)	3,735	3,745,446
3.25%, 06/01/26 (Call 03/01/26)(a)	105	107,352
3.95%, 06/15/23 (Call 05/15/23)	3,622	3,709,053
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)(b)	5,903	5,967,939
3.30%, 12/01/26 (Call 09/01/26)(b)	1,040	1,070,454
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	6,218	6,474,989
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	7,612	7,900,116
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	5,451	5,145,119
1.50%, 11/15/24 (Call 10/15/24)(a)	545	532,110
2.15%, 01/15/27 (Call 12/15/26)	7,910	7,631,294
2.65%, 02/15/25 (Call 01/15/25)(a)	10,598	10,640,772
3.75%, 06/01/23 (Call 03/01/23)(a)	4,860	4,948,827
4.00%, 06/01/23 (Call 05/01/23)(a)	5,305	5,435,583
4.80%, 04/01/26 (Call 01/01/26)(a)	5,243	5,622,807
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	15,286	14,531,394
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)(a)	5,382	5,559,658
4.00%, 03/01/26 (Call 12/01/25)(a)(b)	2,354	2,497,257
4.13%, 08/01/23 (Call 07/01/23)	3,008	3,045,589
4.75%, 02/15/25 (Call 11/15/24)(b)	7,578	8,047,687

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.00%, 11/01/22 (Call 08/01/22)(b)	$4,464	$4,538,233
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(a)	4,609	4,809,145
4.88%, 02/15/24 (Call 11/15/23)(a)	5,399	5,661,672
PayPal Holdings Inc.
1.35%, 06/01/23	10,078	10,046,099
1.65%, 06/01/25 (Call 05/01/25)	10,693	10,477,624
2.40%, 10/01/24 (Call 09/01/24)(a)	12,555	12,654,749
2.65%, 10/01/26 (Call 08/01/26)(a)	7,410	7,490,721
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	4,685	4,524,400
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	6,503	6,612,400
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)(a)	1,407	1,441,678
4.00%, 06/15/25 (Call 03/15/25)	5,462	5,753,332
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	3,160	3,055,663
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26 (Call 11/02/25)(a)(b)	175	185,529
Triton Container International Ltd.
0.80%, 08/01/23(b)	11,591	11,379,416
1.15%, 06/07/24 (Call 05/07/24)(a)(b)	5,694	5,522,124
2.05%, 04/15/26 (Call 03/15/26)(a)(b)	8,494	8,202,854
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	6,981	7,261,002
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	330	319,592

		256,398,408

Computers — 2.5%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,763	14,054,183
0.70%, 02/08/26 (Call 01/08/26)	15,279	14,610,652
0.75%, 05/11/23(a)	4,018	3,991,708
1.13%, 05/11/25 (Call 04/11/25)	19,241	18,761,789
1.80%, 09/11/24 (Call 08/11/24)	4,211	4,207,570
2.05%, 09/11/26 (Call 07/11/26)	18,506	18,456,588
2.40%, 05/03/23(a)	30,853	31,236,729
2.45%, 08/04/26 (Call 05/04/26)	14,437	14,656,575
2.50%, 02/09/25	15,222	15,466,955
2.75%, 01/13/25 (Call 11/13/24)(a)	12,181	12,472,589
2.85%, 05/11/24 (Call 03/11/24)(a)	17,068	17,441,670
3.00%, 02/09/24 (Call 12/09/23)(a)	17,909	18,340,425
3.20%, 05/13/25	10,400	10,776,397
3.25%, 02/23/26 (Call 11/23/25)(a)	17,229	17,986,526
3.35%, 02/09/27 (Call 11/09/26)	10,868	11,436,145
3.45%, 05/06/24(a)	19,622	20,311,480
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)(b)	8,415	8,004,456
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	10,587	10,984,919
4.90%, 10/01/26 (Call 08/01/26)	14,172	15,350,807
5.45%, 06/15/23 (Call 04/15/23)	10,108	10,521,508
5.85%, 07/15/25 (Call 06/15/25)	14,490	15,871,787
6.02%, 06/15/26 (Call 03/15/26)	26,411	29,470,687
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	5,120	4,886,207
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	2,788	2,614,084
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	4,267	4,381,271
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)(a)	3,390	3,283,520
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(b)	1,581	1,503,447
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	10,729	10,560,562
1.75%, 04/01/26 (Call 03/01/26)(a)	5,153	4,972,123

Security	Par (000)	Value

Computers (continued)
2.25%, 04/01/23 (Call 03/01/23)(a)	$11,230	$11,295,449
4.45%, 10/02/23 (Call 09/02/23)	12,642	13,111,986
4.90%, 10/15/25 (Call 07/15/25)	20,914	22,434,854
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	9,635	9,135,796
2.20%, 06/17/25 (Call 05/17/25)	12,992	12,907,845
International Business Machines Corp.
3.00%, 05/15/24	22,296	22,803,825
3.30%, 05/15/26	22,601	23,512,568
3.30%, 01/27/27	2,246	2,343,745
3.38%, 08/01/23(a)	3,800	3,894,669
3.45%, 02/19/26(a)	11,550	12,071,132
3.63%, 02/12/24	18,491	19,170,416
7.00%, 10/30/25(a)	3,512	4,084,158
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(b)	4,970	4,688,302
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	5,989	6,061,347
3.63%, 05/15/25 (Call 04/15/25)	6,188	6,362,873
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	8,180	8,013,185
3.30%, 09/29/24 (Call 07/29/24)	5,493	5,616,732
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	13,889	14,433,449
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)(b)	545	516,447

		569,072,137

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
2.10%, 05/01/23(a)	4,178	4,199,496
3.25%, 03/15/24(a)	3,014	3,112,738
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)(a)	7,141	7,167,399
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	9,650	9,181,457
1.00%, 04/23/26(a)	3,835	3,686,366
1.90%, 02/01/27	3,000	2,993,811
2.45%, 11/03/26	4,524	4,600,798
2.70%, 02/02/26(a)	3,147	3,242,571
3.10%, 08/15/23(a)	3,994	4,085,856
Unilever Capital Corp.
0.38%, 09/14/23(a)	2,904	2,847,855
0.63%, 08/12/24 (Call 08/12/22)(a)	4,910	4,746,611
2.00%, 07/28/26(a)	2,687	2,655,089
2.60%, 05/05/24 (Call 03/05/24)	6,828	6,910,086
3.10%, 07/30/25	3,918	4,036,850
3.13%, 03/22/23 (Call 02/22/23)	6,448	6,571,198
3.25%, 03/07/24 (Call 02/07/24)(a)	6,064	6,214,542
3.38%, 03/22/25 (Call 01/22/25)	393	406,606

		76,659,329

Distribution & Wholesale — 0.1%
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(b)	23,650	22,509,742
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	5,903	5,850,402

		28,360,144

Diversified Financial Services — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	5,495	5,367,716
1.65%, 10/29/24 (Call 09/29/24)(a)	19,585	19,007,218

128	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.75%, 01/30/26 (Call 12/30/25)(a)	$8,345	$7,906,655
2.45%, 10/29/26 (Call 09/29/26)	27,935	26,951,054
2.88%, 08/14/24 (Call 07/14/24)(a)	7,555	7,561,040
3.15%, 02/15/24 (Call 01/15/24)	5,753	5,800,217
3.50%, 01/15/25 (Call 11/15/24)	6,165	6,254,028
4.13%, 07/03/23 (Call 06/03/23)	10,400	10,632,236
4.45%, 10/01/25 (Call 08/01/25)	3,391	3,521,542
4.45%, 04/03/26 (Call 02/03/26)(a)	3,622	3,782,098
4.50%, 09/15/23 (Call 08/15/23)	7,412	7,634,798
4.88%, 01/16/24 (Call 12/16/23)	5,151	5,346,118
6.50%, 07/15/25 (Call 06/15/25)(a)	13,416	14,780,397
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	23,315	22,672,169
Affiliated Managers Group Inc.
3.50%, 08/01/25(a)	390	403,479
4.25%, 02/15/24(a)	555	578,639
AIG Global Funding
0.45%, 12/08/23(a)(b)	6,391	6,242,142
0.65%, 06/17/24(b)	6,881	6,634,898
0.80%, 07/07/23(a)(b)	4,452	4,396,512
0.90%, 09/22/25(b)	8,618	8,149,707
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)(a)	3,063	2,967,892
0.80%, 08/18/24 (Call 07/18/24)	6,309	6,064,457
1.88%, 08/15/26 (Call 07/15/26)	6,740	6,389,384
2.20%, 01/15/27 (Call 12/15/26)	75	71,918
2.30%, 02/01/25 (Call 01/01/25)(a)	5,774	5,704,532
2.88%, 01/15/26 (Call 12/15/25)(a)	12,867	12,817,433
3.00%, 09/15/23 (Call 07/15/23)	4,649	4,697,297
3.25%, 03/01/25 (Call 01/01/25)(a)	5,835	5,869,468
3.38%, 07/01/25 (Call 06/01/25)	8,390	8,487,688
3.75%, 06/01/26 (Call 04/01/26)(a)	8,267	8,500,203
3.88%, 07/03/23 (Call 06/03/23)	5,712	5,839,601
4.25%, 02/01/24 (Call 01/01/24)	7,238	7,473,772
4.25%, 09/15/24 (Call 06/15/24)	5,200	5,389,011
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	4,389	4,490,899
4.25%, 06/15/26 (Call 04/15/26)	2,059	2,121,966
4.40%, 09/25/23 (Call 08/25/23)	5,579	5,722,462
5.00%, 04/01/23	4,646	4,771,603
5.25%, 08/11/25 (Call 07/11/25)(b)	8,393	8,955,973
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	9,667	9,545,209
3.05%, 06/05/23 (Call 05/05/23)	6,206	6,279,668
3.88%, 05/21/24 (Call 04/21/24)	8,379	8,623,386
4.63%, 03/30/25(a)	4,165	4,377,030
5.13%, 09/30/24	7,179	7,607,254
5.80%, 05/01/25 (Call 04/01/25)(a)	6,378	6,902,032
American Express Co.
0.75%, 11/03/23(a)	5,985	5,884,750
1.65%, 11/04/26 (Call 10/04/26)(a)	10,055	9,720,133
2.50%, 07/30/24 (Call 06/30/24)	13,014	13,198,734
3.00%, 10/30/24 (Call 09/29/24)	14,048	14,350,585
3.13%, 05/20/26 (Call 04/20/26)	2,413	2,473,478
3.40%, 02/22/24 (Call 01/22/24)	11,579	11,912,507
3.63%, 12/05/24 (Call 11/04/24)(a)	5,003	5,187,090
3.70%, 08/03/23 (Call 07/03/23)	16,164	16,584,929
4.20%, 11/06/25 (Call 10/06/25)	4,499	4,781,636
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	3,229	3,303,658
3.00%, 04/02/25 (Call 03/02/25)	6,318	6,434,032

Security	Par (000)	Value

Diversified Financial Services (continued)
3.70%, 10/15/24(a)	$4,581	$4,768,193
4.00%, 10/15/23(a)	6,601	6,813,411
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	800	745,021
3.95%, 07/15/26 (Call 06/15/26)(b)	2,830	2,769,044
6.00%, 08/15/23 (Call 07/15/23)(a)(b)	1,203	1,247,176
Apollo Management Holdings LP
4.00%, 05/30/24(b)	1,505	1,552,110
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	2,627	2,597,354
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)(c)	260	254,258
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	1,227	1,258,211
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	5,754	5,479,074
1.95%, 09/20/26 (Call 08/20/26)(a)(b)	8,170	7,700,926
3.88%, 05/01/23 (Call 04/01/23)(b)	7,801	7,908,830
4.13%, 08/01/25 (Call 06/01/25)(b)	2,130	2,171,328
4.38%, 01/30/24 (Call 12/30/23)(b)	1,553	1,590,801
4.88%, 10/01/25 (Call 07/01/25)(b)	754	789,656
5.50%, 12/15/24 (Call 11/15/24)(a)(b)	10,765	11,447,762
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	6,325	6,113,975
2.53%, 11/18/27 (Call 10/18/27)(b)	10,100	9,457,733
2.88%, 02/15/25 (Call 01/15/25)(b)	11,141	11,040,304
3.95%, 07/01/24 (Call 06/01/24)(a)(b)	10,480	10,722,211
4.25%, 04/15/26 (Call 03/15/26)(b)	8,269	8,497,889
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	6,569	6,764,559
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	490	507,311
5.25%, 05/15/24 (Call 04/15/24)(b)	3,575	3,735,700
5.50%, 01/15/26 (Call 12/15/25)(b)	6,518	6,939,192
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,930	2,992,547
4.38%, 12/15/25 (Call 09/15/25)	3,465	3,608,033
5.38%, 07/24/23(a)	4,354	4,529,287
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(a)(b)	605	620,575
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(b)	11,118	11,267,508
3.50%, 10/10/24 (Call 09/10/24)(b)	9,008	9,229,709
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	5,551	5,744,266
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(b)	1,505	1,478,977
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	7,000	7,350,124
4.00%, 04/01/24 (Call 02/01/24)(a)	5,634	5,826,544
4.25%, 06/02/26 (Call 03/02/26)(a)	1,596	1,705,543
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(a)(b)	5,267	5,523,709
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)(c)	3,631	3,597,809
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(c)	9,890	9,741,118
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	9,055	8,676,708
2.60%, 05/11/23 (Call 04/11/23)	9,093	9,169,538
3.20%, 02/05/25 (Call 01/05/25)(a)	8,229	8,400,252
3.30%, 10/30/24 (Call 09/30/24)(a)	11,446	11,716,887
3.50%, 06/15/23	8,539	8,729,375

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 04/24/24 (Call 03/24/24)	$6,228	$6,416,307
3.75%, 07/28/26 (Call 06/28/26)(a)	8,815	9,112,547
3.90%, 01/29/24 (Call 12/29/23)(a)	10,610	10,947,622
4.20%, 10/29/25 (Call 09/29/25)	9,205	9,632,385
4.25%, 04/30/25 (Call 03/31/25)	6,245	6,569,763
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	3,779	3,968,020
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(a)	7,075	6,926,575
0.90%, 03/11/26 (Call 02/11/26)(a)	10,836	10,269,202
1.15%, 05/13/26 (Call 04/13/26)(a)	9,679	9,291,629
3.00%, 03/10/25 (Call 12/10/24)	2,660	2,721,759
3.45%, 02/13/26 (Call 11/13/25)	1,138	1,188,287
3.55%, 02/01/24 (Call 01/01/24)	5,822	5,986,513
3.63%, 04/01/25 (Call 01/01/25)(a)	1,482	1,541,324
3.75%, 04/01/24 (Call 03/02/24)	4,576	4,740,617
3.85%, 05/21/25 (Call 03/21/25)(a)	7,808	8,202,877
4.20%, 03/24/25 (Call 02/24/25)(a)	6,625	7,031,422
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	4,767	5,037,024
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	16,445	16,937,782
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)(b)	9,617	9,400,796
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	100	103,483
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/22)(a)	605	588,652
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	6,218	6,379,860
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	3,870	3,846,393
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)(a)	1,625	1,682,791
3.95%, 11/06/24 (Call 08/06/24)	4,604	4,778,028
4.10%, 02/09/27 (Call 11/09/26)	5,836	6,120,713
4.50%, 01/30/26 (Call 11/30/25)(a)	4,109	4,372,925
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	952	939,606
Eaton Vance Corp., 3.63%, 06/15/23	1,692	1,729,402
Franklin Resources Inc., 2.85%, 03/30/25(a)	514	524,791
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	690	711,245
Invesco Finance PLC
3.75%, 01/15/26	2,375	2,483,125
4.00%, 01/30/24	1,825	1,884,323
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	320	341,491
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	235	242,039
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27(a)	3,062	3,333,730
Lazard Group LLC, 3.75%, 02/13/25(a)	3,511	3,642,147
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	3,706	3,724,224
Legg Mason Inc.
3.95%, 07/15/24(a)	1,689	1,760,809
4.75%, 03/15/26(a)	4,000	4,363,149
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	4,580	4,445,284
1.38%, 04/06/26 (Call 03/06/26)(b)	11,133	10,606,077
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	8,265	8,315,924
2.95%, 11/21/26 (Call 08/21/26)(a)	4,404	4,564,302
3.38%, 04/01/24(a)	10,367	10,708,261

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)(b)	$125	$128,102
3.64%, 04/13/25 (Call 03/13/25)(b)	3,380	3,479,161
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	9,283	9,552,182
Mizuho Financial Group Inc., 2.65%, 05/22/26 (Call 05/22/25)(a)(c)	14,620	14,622,062
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	4,629	4,834,081
4.25%, 06/01/24 (Call 03/01/24)(a)	4,429	4,615,244
Nomura Holdings Inc.
1.65%, 07/14/26	16,825	15,963,397
1.85%, 07/16/25(a)	13,613	13,249,720
2.33%, 01/22/27	20,100	19,415,324
2.65%, 01/16/25(a)	12,054	12,088,044
Nuveen Finance LLC, 4.13%, 11/01/24(b)	8,380	8,757,729
ORIX Corp.
3.25%, 12/04/24(a)	4,625	4,739,274
4.05%, 01/16/24(a)	5,732	5,941,174
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)(b)	4,085	4,277,424
REC Ltd.
4.75%, 05/19/23(b)	4,481	4,583,651
5.25%, 11/13/23(b)	6,898	7,177,304
Stifel Financial Corp., 4.25%, 07/18/24(a)	3,597	3,745,247
SURA Asset Management SA, 4.88%, 04/17/24(b)	410	421,275
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	888	906,946
4.25%, 08/15/24 (Call 05/15/24)	10,568	10,952,457
4.38%, 03/19/24 (Call 02/19/24)	5,980	6,183,541
4.50%, 07/23/25 (Call 04/23/25)	6,372	6,688,885
USAA Capital Corp.
0.50%, 05/01/24(b)	5,545	5,400,880
1.50%, 05/01/23(a)(b)	2,435	2,432,230
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	17,151	17,772,770
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	3,558	3,393,710
2.85%, 01/10/25 (Call 12/10/24)(a)	6,395	6,474,568
4.25%, 06/09/23 (Call 05/09/23)	4,409	4,524,239

		1,090,340,717

Electric — 4.8%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(b)	8,925	9,398,061
4.38%, 06/22/26(b)	5,185	5,566,357
Adani Transmission Ltd., 4.00%, 08/03/26(b)	3,475	3,520,036
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(b)	1,140	1,184,142
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	5,080	5,195,002
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	8,984	8,538,000
3.30%, 07/15/25 (Call 06/15/25)(b)	9,050	9,093,440
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(a)	525	532,904
Series 13-A, 3.55%, 12/01/23	2,706	2,780,519
Alexander Funding Trust, 1.84%, 11/15/23(b)	2,804	2,783,144
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(b)	4,850	4,956,024
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)(a)	7,670	7,412,229
2.50%, 09/15/24 (Call 08/15/24)	8,842	8,887,780
3.65%, 02/15/26 (Call 11/15/25)(a)	1,573	1,632,055
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	34	34,867

130	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24	$2,885	$2,878,340
3.88%, 02/15/62 (Call 11/15/26)(c)	2,385	2,224,677
Series M, 0.75%, 11/01/23 (Call 04/08/22)(a)	973	952,749
Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	4,181	3,958,574
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	1,240	1,278,338
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	778	773,599
3.15%, 05/15/25 (Call 02/15/25)(a)	2,181	2,228,926
3.35%, 06/15/24 (Call 03/15/24)	1,285	1,311,275
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	8,080	8,231,103
3.20%, 04/15/25 (Call 03/15/25)	9,480	9,691,220
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	2,611	2,645,219
3.35%, 07/01/23 (Call 04/01/23)(a)	2,041	2,076,934
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	3,474	3,600,491
3.75%, 11/15/23 (Call 08/15/23)(a)	6,186	6,370,961
4.05%, 04/15/25 (Call 03/15/25)(a)	13,276	13,995,715
Black Hills Corp.
1.04%, 08/23/24 (Call 03/24/22)	423	410,859
3.15%, 01/15/27 (Call 07/15/26)(a)	1,782	1,806,295
3.95%, 01/15/26 (Call 07/15/25)(a)	3,218	3,371,929
4.25%, 11/30/23 (Call 08/30/23)(a)	1,561	1,614,372
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,525	1,559,350
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,816	1,822,396
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	4,081	3,910,098
2.50%, 09/01/24 (Call 08/01/24)	5,837	5,869,493
3.85%, 02/01/24 (Call 01/01/24)(a)	3,899	4,024,053
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(a)	3,301	3,431,896
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24(a)	990	1,067,506
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	85	85,072
3.00%, 05/15/26 (Call 02/15/26)(a)	1,898	1,920,458
3.60%, 11/15/25 (Call 08/15/25)(a)	1,271	1,314,486
3.88%, 03/01/24 (Call 12/01/23)	2,849	2,927,259
Comision Federal de Electricidad
4.75%, 02/23/27(b)	215	223,118
4.88%, 01/15/24(a)(b)	10,069	10,396,343
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	2,190	2,212,194
3.10%, 11/01/24 (Call 08/01/24)	155	158,433
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	1,729	1,628,946
Consolidated Edison Co. of New York Inc., 3.30%, 12/01/24 (Call 09/01/24)	288	295,255
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 04/08/22)(a)	2,946	2,884,870
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	4,080	4,151,400
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	8,660	8,842,324
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	1,107	1,089,383
3.13%, 08/31/24 (Call 05/31/24)	1,240	1,266,107

Security	Par (000)	Value

Electric (continued)
3.38%, 08/15/23 (Call 05/15/23)	$2,973	$3,036,501
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(a)	1,669	1,710,035
Dominion Energy Inc.
3.07%, 08/15/24(e)	10,999	11,193,664
3.90%, 10/01/25 (Call 07/01/25)(a)	1,305	1,361,091
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(c)	2,850	2,927,597
Series A, 1.45%, 04/15/26 (Call 03/15/26)	4,242	4,082,705
Series A, 3.30%, 03/15/25 (Call 02/15/25)(a)	3,808	3,884,357
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,495	2,537,845
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(a)	1,854	1,912,615
3.65%, 03/15/24 (Call 12/15/23)	274	282,611
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(a)	2,564	2,588,312
Series C, 2.53%, 10/01/24	8,727	8,763,997
Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	8,363	7,988,825
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	5,397	5,451,844
2.95%, 12/01/26 (Call 09/01/26)(a)	3,284	3,391,598
3.05%, 03/15/23 (Call 02/15/23)	2,484	2,521,022
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	6,787	6,440,739
2.65%, 09/01/26 (Call 06/01/26)(a)	6,324	6,354,055
3.25%, 01/15/82 (Call 01/15/27)(c)	5,483	5,043,492
3.75%, 04/15/24 (Call 01/15/24)(a)	9,655	9,960,006
3.95%, 10/15/23 (Call 07/15/23)	4,922	5,051,500
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(a)	100	103,727
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(a)	1,579	1,623,864
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(a)	4,179	4,333,095
3.38%, 09/01/23 (Call 08/01/23)(a)	4,394	4,508,347
Edison International
2.95%, 03/15/23 (Call 01/15/23)	4,197	4,220,616
3.55%, 11/15/24 (Call 10/15/24)(a)	5,326	5,432,274
4.95%, 04/15/25 (Call 03/15/25)	4,721	4,975,299
EDP Finance BV, 3.63%, 07/15/24(b)	10,976	11,245,022
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	13,289	13,707,415
Emera U.S. Finance LP
0.83%, 06/15/24	470	453,230
3.55%, 06/15/26 (Call 03/15/26)(a)	5,013	5,155,613
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	1,821	1,875,648
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	12,003	11,338,938
2.65%, 09/10/24(b)	14,669	14,737,508
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(a)	220	223,850
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(c)	9,345	10,143,063
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	992	1,021,770
Entergy Arkansas LLC
3.05%, 06/01/23 (Call 03/01/23)	404	408,923
3.50%, 04/01/26 (Call 01/01/26)	2,743	2,850,196
3.70%, 06/01/24 (Call 03/01/24)(a)	2,577	2,662,274
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	12,347	11,687,965
2.95%, 09/01/26 (Call 06/01/26)(a)	4,841	4,896,027

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	$140	$151,162
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 04/08/22)	2,523	2,474,701
0.95%, 10/01/24 (Call 10/01/22)(a)	5,110	4,959,798
2.40%, 10/01/26 (Call 07/01/26)	2,752	2,727,367
4.05%, 09/01/23 (Call 06/01/23)	3,181	3,269,448
4.44%, 01/15/26 (Call 10/15/25)(a)	135	143,669
5.40%, 11/01/24(a)	521	563,658
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)	1,820	1,844,897
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	9,385	9,380,553
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(a)	3,390	3,420,275
3.25%, 12/01/25 (Call 09/01/25)(a)	323	333,382
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)(a)	2,206	2,233,178
3.65%, 08/15/25 (Call 05/15/25)(a)	853	888,010
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(a)	5,004	5,048,616
2.90%, 03/01/27 (Call 02/01/27)	9,750	9,811,858
3.35%, 03/15/26 (Call 12/15/25)	818	840,031
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,956	1,991,457
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	6,638	6,729,712
Series N, 3.80%, 12/01/23 (Call 11/01/23)	5,100	5,242,828
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	7,663	7,237,109
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	3,054	2,911,428
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	3,413	3,520,067
3.95%, 06/15/25 (Call 03/15/25)	8,261	8,593,029
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)(b)	30	30,833
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	5,187	5,232,548
2.85%, 04/01/25 (Call 03/01/25)(a)	9,709	9,915,446
3.13%, 12/01/25 (Call 06/01/25)	4,260	4,387,074
3.25%, 06/01/24 (Call 12/01/23)(a)	5,924	6,098,222
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,158	6,226,428
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	1,179	1,211,437
Series A, 2.10%, 07/30/23	7,672	7,695,253
Series A, 2.20%, 09/15/24 (Call 08/15/24)	7,769	7,776,104
Iberdrola International BV, 5.81%, 03/15/25(a)	10	11,052
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23 (Call 12/15/22)	2,106	2,131,441
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)(a)	7,112	7,264,649
3.40%, 08/15/25 (Call 05/15/25)	124	127,269
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	2,171	2,221,736
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)(b)	3,363	3,558,760
Series 6, 5.00%, 11/12/24(b)	13,375	14,177,232
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(a)	2,597	2,669,637
3.65%, 06/15/24 (Call 03/15/24)	2,171	2,227,961
4.05%, 07/01/23 (Call 04/01/23)(a)	1,295	1,321,869
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(b)	5,480	5,763,864
4.70%, 04/01/24 (Call 01/01/24)(b)	748	777,584
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)	802	823,252

Security	Par (000)	Value

Electric (continued)
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(b)	$5,536	$5,447,147
3.88%, 07/19/23(a)(b)	4,395	4,522,290
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,120	2,147,994
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,210	1,145,543
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(a)	355	365,336
Metropolitan Edison Co.
3.50%, 03/15/23 (Call 12/15/22)(a)(b)	1,145	1,157,198
4.00%, 04/15/25(a)(b)	436	447,130
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)(a)	4,611	4,780,631
3.70%, 09/15/23 (Call 06/15/23)	2,739	2,806,746
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	2,477	2,557,062
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24(a)	2,530	2,456,457
1.00%, 06/15/26 (Call 05/15/26)	6,701	6,337,915
1.88%, 02/07/25(a)	6,900	6,844,791
2.85%, 01/27/25 (Call 10/27/24)	4,309	4,371,354
2.95%, 02/07/24 (Call 12/07/23)(a)	4,985	5,065,355
3.25%, 11/01/25 (Call 08/01/25)	3,860	3,974,634
3.40%, 11/15/23 (Call 08/15/23)	3,849	3,937,550
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)(c)	3,041	2,974,213
Series D, 1.00%, 10/18/24(a)	2,585	2,516,992
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	11,361	11,251,662
1.88%, 01/15/27 (Call 12/15/26)	17,000	16,444,897
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)	3,379	3,462,481
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	2,054	2,066,932
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	3,813	3,695,463
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	6,527	6,654,834
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	163	162,859
3.25%, 11/15/25 (Call 08/15/25)(a)	50	51,243
OGE Energy Corp., 0.70%, 05/26/23 (Call 04/08/22)(a)	1,145	1,127,546
Oklahoma Gas & Electric Co., 0.55%, 05/26/23 (Call 04/08/22)(a)	1,085	1,069,292
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	6,210	5,820,446
2.75%, 06/01/24 (Call 05/01/24)	7,763	7,869,750
2.95%, 04/01/25 (Call 01/01/25)	1,142	1,167,922
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 03/21/22)	7,895	7,812,420
2.95%, 03/01/26 (Call 12/01/25)	4,619	4,558,979
3.15%, 01/01/26(a)	15,445	15,358,700
3.25%, 06/15/23 (Call 03/15/23)	3,420	3,443,844
3.40%, 08/15/24 (Call 05/15/24)	2,371	2,406,108
3.45%, 07/01/25(a)	8,244	8,323,416
3.50%, 06/15/25 (Call 03/15/25)	6,139	6,208,048
3.75%, 02/15/24 (Call 11/15/23)	1,865	1,894,949
3.85%, 11/15/23 (Call 08/15/23)(a)	2,010	2,045,378
4.25%, 08/01/23 (Call 07/01/23)	6,376	6,507,891
PacifiCorp.
2.95%, 06/01/23 (Call 03/01/23)(a)	684	693,964
3.35%, 07/01/25 (Call 04/01/25)(a)	1,010	1,042,037

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.60%, 04/01/24 (Call 01/01/24)	$1,796	$1,854,362
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	1,866	1,921,114
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)(a)	5,364	5,148,438
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	5,217	5,360,215
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	4,268	4,345,663
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	1,025	1,032,897
2.90%, 05/15/25 (Call 11/15/24)	1,260	1,284,051
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	1,566	1,601,171
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	50	51,337
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,572	2,455,087
2.25%, 09/15/26 (Call 06/15/26)(a)	2,674	2,679,438
2.38%, 05/15/23 (Call 02/15/23)	1,331	1,340,702
3.00%, 05/15/25 (Call 02/15/25)	999	1,020,003
3.05%, 11/15/24 (Call 08/15/24)	494	504,717
3.15%, 08/15/24 (Call 05/15/24)	75	76,774
3.25%, 09/01/23 (Call 08/01/23)(a)	5,290	5,421,333
Series I, 3.75%, 03/15/24 (Call 12/15/23)(a)	272	280,472
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	7,614	7,232,406
0.84%, 11/08/23 (Call 05/08/22)	3,070	3,029,399
2.88%, 06/15/24 (Call 05/15/24)(a)	11,978	12,209,687
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(a)	3,552	3,673,327
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	2,458	2,482,434
6.00%, 06/01/26	30	33,961
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,943	1,982,072
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(a)(b)	5,170	5,265,645
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	10,090	10,455,278
Sempra Energy, 4.13%, 04/01/52 (Call 01/01/27)(c)	2,000	1,892,854
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	1,783	1,805,870
Series T, 3.38%, 08/15/23 (Call 05/15/23)(a)	1,032	1,050,102
Southern California Edison Co.
0.70%, 04/03/23(a)	918	907,125
1.10%, 04/01/24 (Call 04/01/23)	5,715	5,590,197
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	2,198	2,088,790
Series C, 3.50%, 10/01/23 (Call 07/01/23)	8,087	8,243,815
Series D, 3.40%, 06/01/23 (Call 05/01/23)	4,565	4,631,525
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	7,604	7,890,748
Series J, 0.70%, 08/01/23	965	949,421
Series K, 0.98%, 08/01/24(a)	4,860	4,725,438
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	11,745	11,888,960
3.25%, 07/01/26 (Call 04/01/26)(a)	12,884	13,211,252
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)(a)	4,414	4,280,945
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	6,165	5,734,066
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	10,320	9,920,513
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)(a)	3,592	3,387,516
4.15%, 12/01/25 (Call 09/01/25)(a)	4,473	4,750,840

Security	Par (000)	Value

Electric (continued)
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	$4,163	$4,197,990
Series N, 1.65%, 03/15/26 (Call 02/15/26)	3,820	3,689,534
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(a)	55	56,239
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,288	1,334,716
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	5,261	5,347,574
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)(b)	12,628	13,194,448
State Grid Overseas Investment 2016 Ltd., 3.75%, 05/02/23(a)(b)	9,597	9,819,523
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(b)	60	61,908
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	1,906	1,950,172
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(b)	9,110	8,773,021
3.15%, 06/02/26(b)	4,818	4,959,312
3.70%, 06/10/25(b)	1,214	1,263,337
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	782	808,419
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(a)(b)	125	129,064
4.63%, 07/26/23(b)	620	638,606
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	970	986,071
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(a)	1,282	1,324,881
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(a)	3,300	3,394,459
Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	2,707	2,770,871
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	5,889	6,058,204
Series B, 2.95%, 11/15/26 (Call 08/15/26)(a)	3,174	3,245,740
Series C, 2.75%, 03/15/23 (Call 12/15/22)	4,949	5,000,029
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(a)(b)	13,188	13,358,066
3.70%, 01/30/27 (Call 11/30/26)(b)	4,007	3,981,777
WEC Energy Group Inc.
0.55%, 09/15/23	5,052	4,950,913
0.80%, 03/15/24 (Call 02/15/24)(a)	3,080	2,999,922
3.55%, 06/15/25 (Call 03/15/25)	1,553	1,603,558
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(a)	5,168	5,169,110
3.10%, 06/01/25 (Call 03/01/25)(a)	375	383,112
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	8,335	8,163,620
1.75%, 03/15/27 (Call 02/15/27)	6,000	5,745,683
3.30%, 06/01/25 (Call 12/01/24)(a)	3,516	3,594,110
3.35%, 12/01/26 (Call 06/01/26)(a)	2,320	2,396,359

		1,084,111,242

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	3,340	3,150,362
3.15%, 06/01/25 (Call 03/01/25)	1,374	1,416,753

		4,567,115

Electronics — 0.7%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)(a)	971	996,102
3.88%, 07/15/23 (Call 04/15/23)	6,538	6,695,709

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	$2,346	$2,376,208
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	1,419	1,406,411
3.20%, 04/01/24 (Call 02/01/24)	4,241	4,332,964
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	7,068	7,193,828
4.00%, 04/01/25 (Call 01/01/25)(a)	622	646,690
4.50%, 03/01/23 (Call 12/01/22)	3,606	3,683,585
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)(a)	3,431	3,635,219
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	9,336	9,640,295
4.75%, 06/15/25 (Call 03/15/25)	5,270	5,595,606
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	5,618	5,798,950
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	39,000	36,915,631
1.35%, 06/01/25 (Call 05/01/25)	11,712	11,463,931
2.30%, 08/15/24 (Call 07/15/24)(a)	6,977	7,066,045
2.50%, 11/01/26 (Call 08/01/26)(a)	3,912	3,960,503
3.35%, 12/01/23(a)	438	450,374
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	1,510	1,558,372
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	7,746	7,487,132
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	3,585	3,773,110
Legrand France SA, 8.50%, 02/15/25(a)	3,459	4,064,243
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	7,568	7,344,663
1.75%, 08/09/26 (Call 07/09/26)(b)	5,025	4,771,557
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	4,442	4,556,530
4.75%, 12/01/24 (Call 09/01/24)(a)	5,081	5,347,805
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(a)	347	355,833
3.70%, 02/15/26 (Call 11/15/25)	4,940	5,156,873
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	4,665	4,348,853

		160,623,022

Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(b)	5,729	5,777,697
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	484	495,492
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	6,378	6,605,486
3.90%, 03/22/23(b)	949	968,967

		13,847,642

Environmental Control — 0.2%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	4,971	4,688,352
2.50%, 08/15/24 (Call 07/15/24)	7,780	7,850,121
2.90%, 07/01/26 (Call 04/01/26)(a)	865	877,172
3.20%, 03/15/25 (Call 12/15/24)(a)	4,837	4,947,791
4.75%, 05/15/23 (Call 02/15/23)	4,489	4,619,664
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	4,870	4,605,664
2.40%, 05/15/23 (Call 03/15/23)(a)	5,380	5,416,532
3.13%, 03/01/25 (Call 12/01/24)(a)	505	519,201

		33,524,497

Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	2,322	2,372,659

Security	Par (000)	Value

Food (continued)
3.65%, 03/15/23 (Call 02/15/23)	$6,231	$6,349,360
3.95%, 03/15/25 (Call 01/15/25)(a)	8,905	9,276,292
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(b)	300	312,378
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(a)	5,690	5,577,566
4.30%, 05/01/24 (Call 04/01/24)	10,582	10,978,356
4.60%, 11/01/25 (Call 09/01/25)	9,150	9,736,952
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	13,693	13,819,690
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	9,344	9,544,488
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	3,609	3,714,968
3.65%, 02/15/24 (Call 11/15/23)(a)	5,201	5,359,621
3.70%, 10/17/23 (Call 09/17/23)	7,977	8,210,391
4.00%, 04/17/25 (Call 02/17/25)	7,705	8,064,828
Gruma SAB de CV, 4.88%, 12/01/24 (Call 09/01/24)(b)	20	21,000
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)(b)	4,585	4,736,004
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	3,663	3,529,613
2.05%, 11/15/24 (Call 10/15/24)(a)	4,788	4,794,236
2.30%, 08/15/26 (Call 05/15/26)	2,375	2,395,741
2.63%, 05/01/23 (Call 02/01/23)(a)	1,951	1,970,043
3.20%, 08/21/25 (Call 05/21/25)(a)	960	993,768
3.38%, 05/15/23 (Call 04/15/23)(a)	5,860	5,986,795
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)(a)	1,365	1,327,110
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	1,078	1,109,290
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27 (Call 12/15/26)(a)(b)	2,525	2,373,525
JM Smucker Co. (The), 3.50%, 03/15/25(a)	1,973	2,041,635
Kellogg Co.
2.65%, 12/01/23(a)	6,627	6,705,218
3.25%, 04/01/26	3,936	4,039,353
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(b)	6,836	6,917,360
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	4,481	4,520,581
3.50%, 02/01/26 (Call 11/01/25)(a)	1,854	1,928,324
3.85%, 08/01/23 (Call 05/01/23)(a)	5,730	5,870,551
4.00%, 02/01/24 (Call 11/01/23)(a)	4,977	5,158,734
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	1,963	1,848,209
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	6,312	6,396,970
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(a)	2,225	2,099,165
3.15%, 08/15/24 (Call 06/15/24)(a)	8,509	8,708,596
3.25%, 11/15/25 (Call 08/15/25)	2,071	2,137,147
3.50%, 09/01/23 (Call 06/01/23)	2,306	2,354,856
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	14,245	13,709,147
1.25%, 09/24/26 (Call 08/24/26)(b)	6,250	5,916,268
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	7,724	7,744,142
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	6,754	6,576,356
3.63%, 02/13/26 (Call 12/13/25)(a)	1,361	1,431,223
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	5,867	5,719,114
0.61%, 09/14/24 (Call 09/14/23)(a)(b)	4,435	4,292,076
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	3,837	3,626,111
1.15%, 01/14/27 (Call 12/14/26)(b)	5,780	5,482,294

134	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	$14,089	$14,432,591
3.50%, 09/24/25 (Call 07/24/25)(b)	6,635	6,938,815
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)(b)	8,292	8,363,187
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	95	98,918
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)(a)	4,897	5,038,090
3.75%, 10/01/25 (Call 07/01/25)	6,015	6,280,629
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	5,217	5,332,347
3.95%, 08/15/24 (Call 05/15/24)(a)	12,742	13,252,886
4.00%, 03/01/26 (Call 01/01/26)	4,663	4,885,087

		302,400,654

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)(a)	1,083	1,118,208
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	3,648	3,748,357
5.50%, 01/17/27(a)	945	1,016,820
Georgia-Pacific LLC
0.63%, 05/15/24(a)(b)	5,947	5,753,685
0.95%, 05/15/26 (Call 04/15/26)(b)	6,750	6,332,317
1.75%, 09/30/25 (Call 08/30/25)(b)	8,267	8,071,385
3.60%, 03/01/25 (Call 12/01/24)(b)	1,548	1,593,028
3.73%, 07/15/23 (Call 04/15/23)(b)	3,775	3,861,398
8.00%, 01/15/24	5,624	6,246,696
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(b)	160	165,611
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	4,540	5,433,705
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	1,987	2,082,163

		45,423,373

Gas — 0.4%
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)(b)	6,162	6,410,792
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	818	835,983
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 04/08/22)(a)	300	296,866
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	7,839	7,570,191
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	3,799	3,880,076
3.60%, 12/15/24 (Call 09/15/24)	3,190	3,292,459
Series A, 2.50%, 11/15/24 (Call 10/15/24)	8,239	8,245,412
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	828	826,491
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)(a)	826	836,154
5.20%, 07/15/25 (Call 04/15/25)	219	233,326
5.50%, 01/15/26 (Call 12/15/25)	4,810	5,210,837
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	14,673	13,862,339
ONE Gas Inc.
0.85%, 03/11/23 (Call 04/08/22)	1,055	1,046,164
1.10%, 03/11/24 (Call 03/24/22)(a)	1,628	1,591,928
3.61%, 02/01/24 (Call 11/01/23)	740	757,253
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	12,381	12,861,460

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)(a)	$2,348	$2,403,938
3.20%, 06/15/25 (Call 03/15/25)(a)	2,187	2,241,969
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	1,940	1,961,209
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	754	760,427
3.25%, 06/15/26 (Call 03/15/26)	6,175	6,347,571
3.88%, 11/15/25 (Call 08/15/25)	235	245,761
Spire Missouri Inc., 3.40%, 08/15/23 (Call 05/15/23)	10	10,242

		81,728,848

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	3,544	3,704,037
4.00%, 03/15/60 (Call 03/15/25)(a)(c)	6,247	6,100,633

		9,804,670

Health Care - Products — 0.7%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	7,405	7,586,306
3.40%, 11/30/23 (Call 09/30/23)(a)	7,688	7,909,043
3.75%, 11/30/26 (Call 08/30/26)(a)	4,330	4,619,351
3.88%, 09/15/25 (Call 06/15/25)(a)	5,200	5,500,857
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(a)(b)	2,134	2,142,909
Baxter International Inc.
0.87%, 12/01/23(a)(b)	660	647,806
1.32%, 11/29/24(a)(b)	190	184,712
1.92%, 02/01/27 (Call 01/01/27)(b)	13,210	12,807,106
2.27%, 12/01/28 (Call 10/01/28)(b)	3,465	3,339,550
2.60%, 08/15/26 (Call 05/15/26)(a)	3,790	3,808,230
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	5,391	5,301,857
3.45%, 03/01/24 (Call 02/01/24)	8,709	8,929,218
3.75%, 03/01/26 (Call 01/01/26)	5,066	5,289,373
3.85%, 05/15/25	5,141	5,363,640
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	5,399	5,565,425
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	8,721	8,725,432
Medtronic Inc., 3.50%, 03/15/25	15,949	16,616,712
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	810	794,359
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	6,115	6,009,737
0.85%, 09/15/24 (Call 09/15/22)(a)	5,512	5,317,778
Stryker Corp.
0.60%, 12/01/23 (Call 03/21/22)(a)	2,680	2,616,865
1.15%, 06/15/25 (Call 05/15/25)	6,966	6,710,583
3.38%, 05/15/24 (Call 02/15/24)(a)	8,176	8,374,270
3.38%, 11/01/25 (Call 08/01/25)(a)	6,650	6,863,910
3.50%, 03/15/26 (Call 12/15/25)(a)	6,366	6,609,683
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)(a)	985	971,711
1.22%, 10/18/24 (Call 10/18/22)	10,395	10,153,309
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	260	254,035
3.05%, 01/15/26 (Call 12/15/25)(a)	3,080	3,137,342
3.55%, 04/01/25 (Call 01/01/25)(a)	120	123,396

		162,274,505

S C H E D U L E O F I N V E S T M E N T S	135

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services — 1.5%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	$11,496	$11,648,412
3.50%, 11/15/24 (Call 08/15/24)(a)	7,609	7,824,414
Anthem Inc.
0.45%, 03/15/23(a)	3,948	3,905,984
1.50%, 03/15/26 (Call 02/15/26)(a)	6,683	6,466,543
2.38%, 01/15/25 (Call 12/15/24)	13,129	13,177,140
3.35%, 12/01/24 (Call 10/01/24)	10,558	10,856,549
3.50%, 08/15/24 (Call 05/15/24)	10,350	10,642,630
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(b)	817	845,019
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	5,287	5,102,341
2.76%, 10/01/24 (Call 07/01/24)	4,001	4,035,634
4.20%, 08/01/23(a)	1,043	1,073,270
Dignity Health, 3.81%, 11/01/24	219	226,383
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	603	633,135
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(a)(b)	3,075	2,944,626
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	3,350	3,550,468
4.75%, 05/01/23	11,230	11,556,037
5.00%, 03/15/24(a)	18,219	19,144,185
5.25%, 04/15/25	14,733	15,816,633
5.25%, 06/15/26 (Call 12/15/25)	11,481	12,431,721
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	6,991	6,789,198
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	7,639	7,319,919
Humana Inc.
0.65%, 08/03/23 (Call 03/16/22)	473	465,611
1.35%, 02/03/27 (Call 01/03/27)	10,382	9,789,160
3.85%, 10/01/24 (Call 07/01/24)	8,548	8,861,156
4.50%, 04/01/25 (Call 03/01/25)	7,202	7,644,710
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	3,623	3,468,137
2.30%, 12/01/24 (Call 11/01/24)(a)	5,618	5,604,208
3.25%, 09/01/24 (Call 07/01/24)	7,044	7,185,827
3.60%, 02/01/25 (Call 11/01/24)(a)	9,447	9,710,918
4.00%, 11/01/23 (Call 08/01/23)	4,620	4,750,944
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	646	622,928
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)	272	272,810
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	50	51,064
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	2,621	2,714,836
3.50%, 03/30/25 (Call 12/30/24)	7,407	7,630,875
4.25%, 04/01/24 (Call 01/01/24)	3,179	3,305,670
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	2,144	2,087,202
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	6,627	6,352,516
2.38%, 01/28/27 (Call 10/28/26)(b)	6,808	6,851,404
2.63%, 05/15/26 (Call 02/15/26)(b)	4,540	4,623,902
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	982	1,012,000
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	373	382,404
3.35%, 09/30/24 (Call 06/30/24)(b)	755	780,496
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,343	2,385,474

Security	Par (000)	Value

Health Care - Services (continued)
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	$353	$340,408
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	2,300	2,240,170
1.15%, 05/15/26 (Call 04/15/26)(a)	8,557	8,192,160
1.25%, 01/15/26(a)	5,154	4,983,211
2.38%, 08/15/24(a)	9,998	10,130,853
2.88%, 03/15/23(a)	6,182	6,289,163
3.10%, 03/15/26(a)	6,225	6,438,921
3.45%, 01/15/27(a)	25	26,280
3.50%, 06/15/23(a)	6,597	6,759,208
3.50%, 02/15/24(a)	9,467	9,779,840
3.70%, 12/15/25	4,458	4,690,131
3.75%, 07/15/25	8,443	8,847,158
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(b)	13,895	13,194,691
UPMC, Series D-1, 3.60%, 04/03/25	1,980	2,043,683

		336,500,370

Holding Companies - Diversified — 1.1%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(b)	50	51,500
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	6,305	5,948,207
2.88%, 06/15/27 (Call 05/15/27)	5,000	4,772,803
3.25%, 07/15/25 (Call 06/15/25)	5,841	5,784,610
3.88%, 01/15/26 (Call 12/15/25)	12,761	12,937,654
4.20%, 06/10/24 (Call 05/10/24)	8,500	8,780,086
4.25%, 03/01/25 (Call 01/01/25)	5,518	5,646,094
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	2,740	2,574,069
2.95%, 03/10/26 (Call 02/10/26)(a)	2,427	2,354,931
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	1,970	1,871,443
Blackstone Private Credit Fund
1.75%, 09/15/24(a)(b)	4,560	4,393,337
2.35%, 11/22/24(b)	920	894,520
2.63%, 12/15/26 (Call 11/15/26)(b)	9,180	8,544,965
2.70%, 01/15/25 (Call 11/15/24)(b)	7,400	7,220,025
3.25%, 03/15/27 (Call 02/15/27)(b)	7,000	6,691,671
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)(b)	4,515	4,179,219
2.75%, 09/16/26 (Call 08/19/26)	7,855	7,539,121
3.63%, 01/15/26 (Call 12/15/25)(a)	8,150	8,163,434
3.65%, 07/14/23	2,515	2,552,941
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)	4,650	4,526,841
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	4,305	4,371,771
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	310	313,270
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	1,507	1,542,023
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	5,000	4,843,500
FS KKR Capital Corp.
1.65%, 10/12/24	4,462	4,277,409
3.25%, 07/15/27 (Call 06/15/27)	5,000	4,803,400
3.40%, 01/15/26 (Call 12/15/25)(a)	10,013	9,835,122
4.13%, 02/01/25 (Call 01/01/25)	7,093	7,174,959
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	955	965,095
4.63%, 07/15/24 (Call 06/15/24)	4,687	4,827,260
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(b)	145	135,314

136	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(a)	$6,090	$5,972,198
3.75%, 02/10/25 (Call 01/10/25)	4,480	4,568,613
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	7,870	7,218,026
2.50%, 08/24/26 (Call 07/24/26)	1,900	1,799,872
3.38%, 04/15/24 (Call 03/15/24)(a)	7,281	7,278,143
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	559	578,244
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	5,855	5,622,167
5.20%, 05/01/24(a)	5,427	5,602,261
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(a)	817	774,378
3.50%, 02/25/25 (Call 01/25/25)	5,591	5,634,994
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(a)	1,932	1,764,338
3.40%, 07/15/26 (Call 06/15/26)	8,292	7,945,026
3.75%, 07/22/25 (Call 06/22/25)	5,280	5,205,367
4.00%, 03/30/25 (Call 02/28/25)(a)	2,920	2,944,050
4.25%, 01/15/26 (Call 12/15/25)	5,374	5,417,585
5.25%, 04/15/24 (Call 03/15/24)	1,712	1,774,028
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)(b)	1,148	1,171,925
OWL Rock Core Income Corp., 3.13%, 09/23/26 (Call 08/23/26)(b)	165	153,562
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	2,500	2,349,088
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	2,600	2,586,064
4.75%, 12/15/25 (Call 11/15/25)(b)	7,566	7,759,890
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	4,825	4,619,598
3.71%, 01/22/26 (Call 12/22/25)(a)	5,146	5,075,325
5.88%, 03/15/23(a)	50	51,327
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(a)	1,005	958,825
3.88%, 11/01/24 (Call 10/01/24)(a)	3,808	3,892,927

		247,234,415

Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	15,870	14,935,678
2.50%, 10/15/24 (Call 09/15/24)(a)	4,911	4,930,212
2.60%, 10/15/25 (Call 09/15/25)(a)	7,062	7,075,678
5.75%, 08/15/23 (Call 05/15/23)(a)	4,010	4,196,710
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	5,098	5,303,039
4.75%, 05/30/25 (Call 02/28/25)	4,955	5,239,857
4.88%, 12/15/23 (Call 09/15/23)(a)	3,606	3,760,994
5.25%, 06/01/26 (Call 12/01/25)(a)	2,605	2,834,092
5.88%, 11/15/24 (Call 05/15/24)(a)	4,501	4,830,508
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	2,055	2,241,331
5.50%, 03/01/26 (Call 12/01/25)(a)	2,703	2,979,653
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(a)	764	810,655
4.88%, 03/15/27 (Call 12/15/26)(a)	1,000	1,066,115

		60,204,522

Security	Par (000)	Value

Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	$1,016	$1,071,336
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	120	123,420
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	10,672	10,779,751
Whirlpool Corp.
3.70%, 03/01/23	2,707	2,758,603
3.70%, 05/01/25	124	129,098
4.00%, 03/01/24(a)	5,351	5,567,448

		20,429,656

Household Products & Wares — 0.2%
Avery Dennison Corp.
0.85%, 08/15/24 (Call 08/15/22)	400	387,543
3.35%, 04/15/23 (Call 01/15/23)	2,755	2,786,424
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)(a)	5,332	5,521,156
Kimberly-Clark Corp.
2.40%, 06/01/23	1,230	1,242,726
2.65%, 03/01/25	235	239,016
2.75%, 02/15/26	1,426	1,456,360
3.05%, 08/15/25	3,270	3,376,573
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	18,403	18,613,726
3.63%, 09/21/23 (Call 06/21/23)(a)(b)	1,914	1,957,274
SC Johnson & Son Inc., 3.35%, 09/30/24 (Call 06/30/24)(b)	75	77,097

		35,657,895

Insurance — 4.3%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,405	2,295,113
2.88%, 10/15/26 (Call 07/15/26)(a)	2,644	2,719,554
3.25%, 03/17/25(a)	3,755	3,869,929
3.63%, 11/15/24(a)	9,697	10,084,460
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(a)(b)	741	758,580
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	419	438,570
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	2,896	2,726,406
3.15%, 06/15/23(a)	3,656	3,715,202
3.28%, 12/15/26 (Call 09/15/26)(a)	2,770	2,875,084
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	6,655	6,697,925
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)(a)	2,186	2,277,360
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	12,103	12,156,425
3.75%, 07/10/25 (Call 04/10/25)	12,574	13,079,198
3.90%, 04/01/26 (Call 01/01/26)	5,953	6,266,551
4.13%, 02/15/24	9,708	10,110,044
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)(a)	6,235	6,278,645
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	7,367	7,558,050
3.88%, 12/15/25 (Call 09/15/25)	6,206	6,480,999
4.00%, 11/27/23 (Call 08/27/23)(a)	4,265	4,397,817
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	2,619	2,786,964
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	2,295	2,388,894
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	3,890	4,017,321
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(a)	2,959	3,121,950

S C H E D U L E O F I N V E S T M E N T S	137

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Athene Global Funding
0.91%, 08/19/24(b)	$10,443	$10,118,890
0.95%, 01/08/24(b)	2,933	2,866,493
1.00%, 04/16/24(b)	7,007	6,822,328
1.20%, 10/13/23(b)	3,863	3,810,626
1.45%, 01/08/26(b)	1,468	1,401,933
1.61%, 06/29/26(b)	8,550	8,124,123
1.72%, 01/07/25(a)(b)	2,085	2,033,862
1.73%, 10/02/26(b)	9,381	8,923,920
2.50%, 01/14/25(a)(b)	7,351	7,338,317
2.55%, 06/29/25(b)	4,922	4,943,556
2.75%, 06/25/24(a)(b)	8,378	8,439,515
2.80%, 05/26/23(a)(b)	4,263	4,314,426
2.95%, 11/12/26(a)(b)	2,077	2,082,773
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	16,593	16,790,720
3.13%, 03/15/26 (Call 12/15/25)	15,654	16,237,752
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	2,271	2,236,168
1.00%, 04/12/24(b)	1,140	1,109,774
1.20%, 12/15/23(b)	2,837	2,785,962
1.55%, 05/24/26(b)	1,906	1,834,437
1.75%, 01/13/25(b)	2,295	2,244,744
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	7,826	8,129,182
Chubb INA Holdings Inc., 3.35%, 05/03/26 (Call 02/03/26)	8,000	8,309,023
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	6,406	6,607,964
4.50%, 03/01/26 (Call 12/01/25)	3,888	4,173,538
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)(a)	2,306	2,468,269
CNO Global Funding
1.65%, 01/06/25(b)	2,270	2,218,582
1.75%, 10/07/26(b)	5,733	5,469,584
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,270	5,322,700
5.10%, (Call 10/28/24)(a)(b)(c)(d)	2,750	2,862,200
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	2,359	2,330,842
0.50%, 11/17/23(a)(b)	2,063	2,019,568
0.80%, 08/12/24(b)	8,092	7,795,029
1.00%, 01/09/26(a)(b)	972	918,213
1.10%, 11/12/24(a)(b)	5,865	5,667,733
1.30%, 07/12/26(b)	13,000	12,363,378
1.40%, 07/07/25(a)(b)	8,853	8,567,064
1.70%, 11/12/26(a)(b)	5,365	5,129,326
F&G Global Funding
0.90%, 09/20/24(b)	15,750	15,168,706
1.75%, 06/30/26(b)	6,226	5,994,452
2.30%, 04/11/27(b)	6,000	5,819,927
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	1,257	1,310,510
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)(b)	5,807	6,302,769
First American Financial Corp., 4.60%, 11/15/24	580	613,241
GA Global Funding Trust
0.80%, 09/13/24(b)	490	468,748
1.00%, 04/08/24(b)	3,914	3,782,774
1.25%, 12/08/23(b)	4,425	4,343,835
1.63%, 01/15/26(b)	3,587	3,445,654
2.25%, 01/06/27(b)	4,335	4,198,139

Security	Par (000)	Value

Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)(b)	$2,987	$2,837,860
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,899	3,720,898
1.10%, 06/23/25(a)(b)	5,572	5,382,826
1.25%, 05/13/26(b)	1,615	1,554,531
2.90%, 05/06/24(b)	5,855	5,982,110
3.40%, 04/25/23(a)(b)	1,678	1,715,771
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,295	1,385,741
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	7,596	7,725,892
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	10	10,518
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	680	668,962
Jackson National Life Global Funding
2.65%, 06/21/24(a)(b)	7,907	8,017,150
3.05%, 04/29/26(a)(b)	3,711	3,786,746
3.25%, 01/30/24(b)	2,026	2,070,065
3.88%, 06/11/25(a)(b)	3,478	3,646,698
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	476	521,905
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	120	125,327
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	5,682	5,857,669
Lincoln National Corp.
3.35%, 03/09/25	877	906,051
3.63%, 12/12/26 (Call 09/15/26)(a)	2,450	2,567,993
4.00%, 09/01/23	3,409	3,519,624
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	5,607	5,659,830
3.75%, 04/01/26 (Call 01/01/26)(a)	3,863	4,083,790
Manulife Financial Corp., 4.15%, 03/04/26	7,519	7,967,730
Markel Corp., 3.63%, 03/30/23(a)	2,077	2,115,830
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	3,500	3,554,661
3.50%, 06/03/24 (Call 03/03/24)(a)	5,988	6,163,932
3.50%, 03/10/25 (Call 12/10/24)	3,547	3,673,903
3.75%, 03/14/26 (Call 12/14/25)(a)	732	773,638
3.88%, 03/15/24 (Call 02/15/24)(a)	10,278	10,635,360
4.05%, 10/15/23 (Call 07/15/23)	3,722	3,832,897
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	1,283	1,262,899
0.60%, 04/12/24(a)(b)	7,874	7,648,674
0.85%, 06/09/23(b)	11,009	10,906,006
1.20%, 07/16/26(a)(b)	610	583,356
2.35%, 01/14/27(b)	2,816	2,801,090
2.75%, 06/22/24(a)(b)	10,178	10,323,575
2.95%, 01/11/25(a)(b)	393	403,357
3.40%, 03/08/26(a)(b)	2,933	3,060,448
3.60%, 04/09/24(a)(b)	480	495,930
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	16,285	17,397,505
Met Tower Global Funding
0.70%, 04/05/24(b)	299	291,559
1.25%, 09/14/26(b)	9,980	9,507,590
MetLife Inc.
3.00%, 03/01/25	4,143	4,261,005
3.60%, 04/10/24(a)	9,476	9,808,195
3.60%, 11/13/25 (Call 08/13/25)	4,125	4,316,335
Series D, 4.37%, 09/15/23	8,250	8,540,904

138	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	$3,348	$3,259,107
0.45%, 09/01/23(b)	3,531	3,466,294
0.55%, 06/07/24(a)(b)	840	811,302
0.70%, 09/27/24(a)(b)	6,905	6,641,028
0.90%, 06/08/23(b)	7,873	7,811,398
0.95%, 07/02/25(a)(b)	8,934	8,589,635
1.88%, 01/11/27(b)	230	224,712
3.45%, 12/18/26(b)	5,514	5,762,822
3.60%, 01/11/24(a)(b)	5,279	5,442,896
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	825	975,607
New York Life Global Funding
0.40%, 10/21/23(a)(b)	4,719	4,626,520
0.55%, 04/26/24(a)(b)	2,783	2,707,750
0.60%, 08/27/24(a)(b)	4,465	4,315,245
0.85%, 01/15/26(a)(b)	1,785	1,694,008
0.90%, 10/29/24(b)	295	287,935
0.95%, 06/24/25(a)(b)	6,213	5,991,794
1.10%, 05/05/23(a)(b)	5,435	5,411,696
1.15%, 06/09/26(b)	11,645	11,086,254
1.45%, 01/14/25(a)(b)	4,000	3,940,056
2.00%, 01/22/25(b)	7,086	7,039,407
2.35%, 07/14/26(b)	150	151,519
2.88%, 04/10/24(a)(b)	8,722	8,895,604
2.90%, 01/17/24(a)(b)	5,682	5,787,953
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	8,080	8,302,200
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	20,903	21,712,991
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,660	1,614,452
0.80%, 01/14/26(a)(b)	2,433	2,314,264
1.75%, 01/11/27(b)	5,443	5,308,391
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(a)	4,388	4,600,489
4.88%, 10/01/24 (Call 09/01/24)(a)	3,502	3,712,056
Pacific Life Global Funding II
0.50%, 09/23/23(b)	2,649	2,590,358
1.20%, 06/24/25(b)	7,553	7,293,321
1.38%, 04/14/26(b)	7,290	7,069,863
Pacific Life Global Funding II., 0.45%, 01/27/25(a)(b)(c)	6,515	6,511,237
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,382	2,265,261
1.15%, 12/06/24(a)(b)	1,850	1,803,765
1.20%, 09/01/26(a)(b)	20,140	19,258,321
2.40%, 09/23/24(b)	5,009	5,036,707
3.45%, 09/01/23(a)(b)	4,484	4,603,045
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	2,159	2,204,805
3.13%, 05/15/23(a)	1,628	1,653,996
3.40%, 05/15/25 (Call 02/15/25)(a)	3,797	3,891,730
Principal Life Global Funding, 1.38%, 01/10/25(b)	3,190	3,104,742
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	5,247	5,107,727
0.75%, 04/12/24(b)	4,448	4,330,062
0.75%, 08/23/24(b)	2,955	2,851,461
0.88%, 01/12/26(b)	5,259	4,980,879
1.25%, 05/11/23(a)(b)	1,126	1,123,278
1.25%, 06/23/25(b)	5,380	5,196,928
1.25%, 08/16/26(b)	7,225	6,863,793
1.50%, 11/17/26(b)	5,855	5,571,327

Security	Par (000)	Value

Insurance (continued)
2.25%, 11/21/24(a)(b)	$5,069	$5,069,996
3.00%, 04/18/26(b)	4,911	4,985,816
Protective Life Global Funding
0.39%, 07/07/23(b)	25	24,518
0.47%, 01/12/24(b)	1,912	1,854,358
0.50%, 04/12/23(a)(b)	3,163	3,123,089
0.63%, 10/13/23(a)(b)	4,796	4,712,718
0.78%, 07/05/24(b)	10,193	9,857,269
1.08%, 06/09/23(a)(b)	2,708	2,688,688
1.17%, 07/15/25(b)	6,166	5,950,193
1.30%, 09/20/26(b)	8,718	8,337,358
1.62%, 04/15/26(b)	4,114	3,958,820
1.65%, 01/13/25(b)	95	93,093
3.10%, 04/15/24(a)(b)	3,359	3,429,887
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	3,565	3,486,994
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)(c)	2,915	2,929,575
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(c)	9,276	9,495,470
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)(c)	6,797	6,966,925
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	850	989,649
QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(b)(c)	445	474,147
Reinsurance Group of America Inc.
3.95%, 09/15/26 (Call 06/15/26)(a)	2,504	2,664,596
4.70%, 09/15/23	560	582,888
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	16,390	15,680,914
2.50%, 10/30/24(b)	2,230	2,237,368
2.75%, 05/07/25(a)(b)	903	912,170
2.75%, 01/21/27(b)	155	154,915
3.85%, 09/19/23(b)	4,318	4,432,420
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)(a)	1,093	1,133,382
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	2,226	2,345,675
Security Benefit Global Funding, 1.25%, 05/17/24(b)	595	579,836
Sompo Japan Insurance Inc., 5.33%, 03/28/73 (Call 03/28/23)(a)(b)(c)	265	272,287
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,235	2,349,544
Swiss Re America Holding Corp., 7.00%, 02/15/26	46	53,796
Symetra Financial Corp., 4.25%, 07/15/24	455	471,387
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	2,290	2,331,166
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(a)	2,481	2,653,320
Unum Group, 4.00%, 03/15/24	2,799	2,898,421
Voya Financial Inc.
3.65%, 06/15/26	2,650	2,790,368
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(c)	2,251	2,272,902
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	9,234	9,470,834
XLIT Ltd., 4.45%, 03/31/25(a)	6,255	6,602,536

		972,553,925

S C H E D U L E O F I N V E S T M E N T S	139

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet — 1.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(a)	$5,610	$5,670,013
3.60%, 11/28/24 (Call 08/28/24)(a)	18,503	18,984,828
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,024	3,813,331
2.00%, 08/15/26 (Call 05/15/26)(a)	5,150	5,156,489
3.38%, 02/25/24	4,855	4,999,462
Amazon.com Inc.
0.25%, 05/12/23	5,400	5,325,996
0.40%, 06/03/23	3,008	2,974,976
0.45%, 05/12/24	7,124	6,945,293
0.80%, 06/03/25 (Call 05/03/25)	7,558	7,289,258
1.00%, 05/12/26 (Call 04/12/26)	17,719	17,062,889
2.80%, 08/22/24 (Call 06/22/24)(a)	22,439	22,945,257
3.80%, 12/05/24 (Call 09/05/24)(a)	11,129	11,643,924
5.20%, 12/03/25 (Call 09/03/25)	4,707	5,191,387
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	3,000	2,864,919
3.08%, 04/07/25 (Call 03/07/25)(a)	5,378	5,430,238
3.88%, 09/29/23 (Call 08/29/23)	10,346	10,616,014
4.13%, 06/30/25	1,845	1,932,070
4.38%, 05/14/24 (Call 04/14/24)	1,328	1,380,682
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	4,877	4,933,128
3.60%, 06/01/26 (Call 03/01/26)	5,253	5,495,106
3.65%, 03/15/25 (Call 12/15/24)(a)	5,146	5,346,287
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	7,999	7,656,113
1.90%, 03/11/25 (Call 02/11/25)	9,127	9,005,474
3.45%, 08/01/24 (Call 05/01/24)(a)	6,348	6,517,080
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	4,899	5,007,396
4.50%, 08/15/24 (Call 05/15/24)(a)	4,345	4,537,737
5.00%, 02/15/26 (Call 11/15/25)	7,655	8,242,377
6.25%, 05/01/25 (Call 02/01/25)(b)	9,132	10,028,071
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,365	4,931,401
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	2,370	2,423,325
4.38%, 11/15/26	8,945	9,442,968
5.75%, 03/01/24(a)	2,075	2,204,688
5.88%, 02/15/25	3,355	3,644,369
Prosus NV, 3.26%, 01/19/27 (Call 12/19/26)(b)	1,000	958,266
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	3,619	3,503,228
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,155	3,222,045
3.58%, 04/11/26 (Call 02/11/26)(b)	4,230	4,370,901
3.80%, 02/11/25(b)	755	782,717
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)(a)	794	752,402
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)(a)	5,611	6,003,770
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(a)	5,550	5,597,767

		254,833,642

Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	145	147,598
4.55%, 03/11/26	4,765	5,005,075
Gerdau Trade Inc., 4.75%, 04/15/23(b)	167	171,803
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(a)	5,500	5,439,868
4.00%, 08/01/23 (Call 05/01/23)	4,667	4,790,934

Security	Par (000)	Value

Iron & Steel (continued)
POSCO
2.50%, 01/17/25(b)	$5,120	$5,129,421
2.75%, 07/15/24(b)	671	678,350
4.00%, 08/01/23(b)	5,608	5,768,904
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	3,814	3,667,372
4.50%, 04/15/23 (Call 01/15/23)(a)	4,596	4,702,147
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	3,248,550
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	4,518	4,506,954
2.80%, 12/15/24 (Call 11/15/24)	4,291	4,355,174
5.00%, 12/15/26 (Call 04/08/22)	50	51,350
Vale Overseas Ltd., 6.25%, 08/10/26(a)	15,473	17,523,327

		65,186,827

Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	6,207	5,969,969
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	2,187	2,230,406

		8,200,375

Lodging — 0.4%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(a)	1,215	1,195,709
1.80%, 10/01/24 (Call 10/01/22)(a)	105	102,728
3.38%, 07/15/23 (Call 04/15/23)	4,440	4,493,566
4.85%, 03/15/26 (Call 12/15/25)	2,913	3,096,223
5.38%, 04/23/25 (Call 03/23/25)(a)	3,387	3,664,093
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,885	4,702,498
3.20%, 08/08/24 (Call 07/08/24)	14,067	13,866,675
3.50%, 08/18/26 (Call 06/18/26)	3,959	3,846,930
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)(a)	4,985	5,117,366
3.75%, 03/15/25 (Call 12/15/24)(a)	3,254	3,355,064
3.75%, 10/01/25 (Call 07/01/25)	2,057	2,130,126
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(a)	8,092	8,855,607
Series R, 3.13%, 06/15/26 (Call 03/15/26)	4,743	4,821,864
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,993	3,087,473
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	4,955	4,718,101
5.13%, 08/08/25 (Call 06/08/25)	11,502	11,384,680

		78,438,703

Machinery — 1.3%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	3,120	3,087,656
0.45%, 09/14/23(a)	2,660	2,613,257
0.45%, 05/17/24(a)	7,308	7,093,697
0.60%, 09/13/24	435	420,465
0.65%, 07/07/23	7,834	7,742,218
0.80%, 11/13/25(a)	8,579	8,163,570
0.90%, 03/02/26	2,208	2,104,925
0.95%, 01/10/24(a)	8,000	7,899,449
1.15%, 09/14/26	3,225	3,078,652
1.45%, 05/15/25	5,619	5,499,542
1.70%, 01/08/27	5,090	4,969,489
2.15%, 11/08/24	8,835	8,880,142
2.40%, 08/09/26	2,585	2,611,570
2.63%, 03/01/23	1,754	1,775,250
2.85%, 05/17/24	5,627	5,747,249
3.25%, 12/01/24(a)	6,259	6,478,022

140	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.30%, 06/09/24(a)	$5,209	$5,390,765
3.45%, 05/15/23	9,739	9,982,657
3.65%, 12/07/23(a)	6,613	6,842,589
3.75%, 11/24/23	4,434	4,597,809
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(a)	9,318	9,610,857
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	5,367	5,095,178
1.88%, 01/15/26 (Call 12/15/25)(a)	5,136	5,003,822
1.95%, 07/02/23	4,321	4,318,578
4.20%, 01/15/24	4,513	4,663,101
CNH Industrial NV, 4.50%, 08/15/23	5,335	5,504,700
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	5,883	5,995,279
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,330	2,407,778
IBM Corp., 2.20%, 02/09/27 (Call 01/09/27)(a)	6,290	6,242,150
John Deere Capital Corp.
0.40%, 10/10/23	4,071	3,998,280
0.45%, 01/17/24(a)	6,737	6,587,238
0.45%, 06/07/24(a)	5,568	5,400,902
0.63%, 09/10/24	1,850	1,797,833
0.70%, 07/05/23	3,955	3,909,679
0.70%, 01/15/26	7,795	7,380,614
0.90%, 01/10/24	5,370	5,295,785
1.05%, 06/17/26(a)	12,475	11,961,967
1.20%, 04/06/23(a)	3,003	3,000,659
1.25%, 01/10/25(a)	10,105	9,899,195
1.30%, 10/13/26(a)	4,910	4,726,893
1.70%, 01/11/27	330	322,854
2.05%, 01/09/25	5,550	5,558,870
2.25%, 09/14/26	3,190	3,205,400
2.60%, 03/07/24	5,113	5,201,724
2.65%, 06/24/24	5,211	5,293,902
2.65%, 06/10/26(a)	3,140	3,202,818
2.80%, 03/06/23(a)	6,508	6,599,368
3.35%, 06/12/24(a)	4,535	4,666,220
3.40%, 09/11/25	1,050	1,091,689
3.45%, 06/07/23	2,999	3,071,473
3.45%, 01/10/24	3,529	3,635,300
3.45%, 03/13/25	5,004	5,222,056
3.65%, 10/12/23	4,527	4,662,484
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	7,990	7,929,671
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	500	491,371
2.88%, 03/01/25 (Call 12/01/24)	763	779,985
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	5,659	5,712,513
3.45%, 11/15/26 (Call 08/15/26)	2,619	2,650,778
4.38%, 08/15/23 (Call 05/15/23)(a)	972	993,853
4.40%, 03/15/24 (Call 02/15/24)(a)	7,472	7,740,864
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	2,004	2,067,148

		297,879,802

Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	7,834	7,806,065
2.25%, 03/15/23 (Call 02/15/23)(a)	5,204	5,246,413
2.25%, 09/19/26 (Call 06/19/26)(a)	4,003	3,995,090
2.65%, 04/15/25 (Call 03/15/25)	5,727	5,817,129
3.00%, 08/07/25	3,098	3,172,496
3.25%, 02/14/24 (Call 01/14/24)(a)	7,415	7,628,747
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	775	759,602

Security	Par (000)	Value

Manufacturing (continued)
3.50%, 12/01/24 (Call 10/01/24)(a)	$2,680	$2,763,373
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	525	540,881
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	5,721	5,848,516
3.50%, 03/01/24 (Call 12/01/23)	7,008	7,214,220
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	5,541	5,609,684
3.30%, 11/21/24 (Call 08/21/24)(a)	4,752	4,858,751
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)(b)	7,260	7,097,313
1.20%, 03/11/26(b)	24,642	23,597,108
2.00%, 09/15/23(a)(b)	10,654	10,701,654
2.35%, 10/15/26(b)	6,804	6,788,437
3.13%, 03/16/24(a)(b)	8,239	8,427,596
3.25%, 05/27/25(b)	5,319	5,484,279
6.13%, 08/17/26(a)(b)	4,313	5,001,777
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	1,850	1,929,785
4.00%, 03/15/26 (Call 12/15/25)	3,283	3,449,730
4.30%, 03/01/24 (Call 12/01/23)	1,209	1,255,360
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23(a)	6,600	6,801,746
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,502	3,655,324
3.55%, 11/01/24 (Call 08/01/24)(a)	5,890	6,082,635

		151,533,711

Media — 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)(a)	13,503	14,050,256
4.91%, 07/23/25 (Call 04/23/25)	36,211	38,384,827
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	2,388	2,369,287
3.15%, 03/01/26 (Call 12/01/25)(a)	14,226	14,663,262
3.30%, 02/01/27 (Call 11/01/26)	11,394	11,766,991
3.38%, 02/15/25 (Call 11/15/24)	7,728	7,965,530
3.38%, 08/15/25 (Call 05/15/25)(a)	12,567	12,956,474
3.70%, 04/15/24 (Call 03/15/24)(a)	20,905	21,657,431
3.95%, 10/15/25 (Call 08/15/25)	24,627	25,976,766
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)(b)	7,868	7,967,692
3.15%, 08/15/24 (Call 06/15/24)(b)	7,082	7,222,814
3.35%, 09/15/26 (Call 06/15/26)(b)	6,331	6,508,240
3.85%, 02/01/25 (Call 11/01/24)(b)	2,753	2,854,864
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	10,089	10,196,242
3.45%, 03/15/25 (Call 12/15/24)	1,122	1,144,792
3.80%, 03/13/24 (Call 01/13/24)(a)	2,169	2,227,338
3.90%, 11/15/24 (Call 08/15/24)(a)	5,773	5,965,283
3.95%, 06/15/25 (Call 03/15/25)(a)	6,599	6,830,422
4.90%, 03/11/26 (Call 12/11/25)	4,218	4,493,582
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	3,645	3,670,078
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	6,753	6,889,606
4.03%, 01/25/24 (Call 12/25/23)	14,481	15,004,618
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	100	105,536
6.63%, 03/18/25	5,048	5,611,104

S C H E D U L E O F I N V E S T M E N T S	141

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	$230	$227,148
3.50%, 01/15/25 (Call 10/15/24)(a)	5,142	5,299,559
3.70%, 08/15/24	7,891	8,197,915
3.88%, 04/01/24 (Call 03/18/22)	4,734	4,923,831
4.00%, 01/15/26 (Call 10/15/25)	6,957	7,260,951
4.75%, 05/15/25 (Call 04/15/25)	10,712	11,438,071
Sky Ltd., 3.75%, 09/16/24(b)	11,944	12,406,300
TCI Communications Inc., 7.88%, 02/15/26(a)	2,271	2,724,011
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	3,671	3,796,938
4.30%, 11/23/23 (Call 08/23/23)(a)	5,698	5,891,744
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	13,000	13,864,230
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	4,470	4,385,808
3.00%, 02/13/26(a)	4,707	4,843,594
3.15%, 09/17/25	6,769	6,959,504
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	13,938	13,874,415
1.75%, 01/13/26	14,335	14,069,945
3.35%, 03/24/25(a)	14,445	14,969,980
3.38%, 11/15/26 (Call 08/15/26)	2,989	3,122,675
3.70%, 09/15/24 (Call 06/15/24)	6,668	6,919,271
3.70%, 10/15/25 (Call 07/15/25)	4,521	4,713,185
4.00%, 10/01/23	3,837	3,971,579

		390,343,689

Metal Fabricate & Hardware — 0.0%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	30	31,148
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(a)	8,386	8,687,178
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	127	131,111
Worthington Industries Inc., 4.55%, 04/15/26(a)	1,427	1,514,652

		10,364,089

Mining — 0.4%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	7,719	7,924,371
4.88%, 05/14/25(a)(b)	2,466	2,634,299
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	5,984	6,187,268
6.42%, 03/01/26	451	521,532
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(b)	300	314,838
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(a)	5,155	5,381,717
Fresnillo PLC, 5.50%, 11/13/23(b)	3,786	3,975,338
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	10,385	10,016,576
1.63%, 04/27/26 (Call 03/27/26)(b)	7,350	6,991,780
4.00%, 04/16/25(a)(b)	1,656	1,705,034
4.13%, 05/30/23(b)	11,909	12,206,368
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	7,930	8,198,460
4.63%, 04/29/24(a)(b)	8,839	9,240,103
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)(b)	10,079	10,296,908
5.71%, 11/15/23(b)	1,568	1,634,373
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	5,328	5,640,289
MMC Norilsk Nickel OJSC Via MMC Finance DAC, 3.38%, 10/28/24 (Call 07/28/24)(b)	5,000	3,150,000
Southern Copper Corp., 3.88%, 04/23/25	3,880	3,982,859

		100,002,113

Security	Par (000)	Value

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	$7,170	$7,010,467
4.13%, 05/01/25 (Call 05/01/22)	4,025	4,079,257
5.50%, 12/01/24 (Call 06/01/24)	4,400	4,604,644

		15,694,368

Oil & Gas — 4.3%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(b)	1,052	1,059,390
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	7,721	7,801,975
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	9,424	9,536,478
3.02%, 01/16/27 (Call 10/16/26)	112	114,096
3.12%, 05/04/26 (Call 02/04/26)	3,467	3,549,896
3.19%, 04/06/25 (Call 03/06/25)	6,786	6,955,637
3.41%, 02/11/26 (Call 12/11/25)	5,258	5,448,327
3.79%, 02/06/24 (Call 01/06/24)(a)	8,704	8,981,723
3.80%, 09/21/25 (Call 07/21/25)	9,086	9,550,201
BP Capital Markets PLC
2.75%, 05/10/23(a)	2,152	2,182,600
3.12%, 05/04/26 (Call 02/04/26)	2,116	2,150,119
3.51%, 03/17/25(a)	8,716	9,035,775
3.54%, 11/04/24(a)	6,720	6,967,102
3.81%, 02/10/24	10,562	10,947,698
3.99%, 09/26/23	6,561	6,776,639
4.38%, (Call 06/22/25)(c)(d)	21,944	21,944,000
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	8,594	8,440,078
3.80%, 04/15/24 (Call 01/15/24)(a)	6,919	7,077,469
3.90%, 02/01/25 (Call 11/01/24)	7,124	7,394,670
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	8,843	9,576,926
Chevron Corp.
1.14%, 05/11/23	10,673	10,634,005
1.55%, 05/11/25 (Call 04/11/25)(a)	13,694	13,487,275
2.57%, 05/16/23 (Call 03/16/23)	9,660	9,766,155
2.90%, 03/03/24 (Call 01/03/24)(a)	11,590	11,828,525
2.95%, 05/16/26 (Call 02/16/26)(a)	5,057	5,223,099
3.19%, 06/24/23 (Call 03/24/23)	9,638	9,821,939
3.33%, 11/17/25 (Call 08/17/25)	8,390	8,707,356
Chevron USA Inc.
0.43%, 08/11/23	2,811	2,766,026
0.69%, 08/12/25 (Call 07/12/25)(a)	11,995	11,453,948
3.90%, 11/15/24 (Call 08/15/24)(a)	6,714	7,060,656
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(b)	5,035	5,216,620
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23(a)	14,801	14,980,832
CNOOC Finance 2014 ULC, 4.25%, 04/30/24(a)	17,048	17,757,708
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	16,775	17,292,284
3.75%, 05/02/23	4,515	4,611,415
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	6,315	6,421,899
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	2,255	2,257,181
3.35%, 11/15/24 (Call 08/15/24)(a)	1,006	1,036,052
4.95%, 03/15/26 (Call 12/15/25)(a)	7,832	8,583,283
Continental Resources Inc., 2.27%, 11/15/26 (Call 11/15/23)(a)(b)	3,810	3,630,168
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	8,501	8,671,955
4.50%, 04/15/23 (Call 01/15/23)	5,100	5,210,619

142	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(b)	$7,458	$7,734,849
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(a)	5,716	6,073,322
5.85%, 12/15/25 (Call 09/15/25)	2,541	2,833,793
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 03/23/22)	11,607	11,744,692
3.25%, 12/01/26 (Call 10/01/26)	3,823	3,904,401
4.75%, 05/31/25 (Call 03/18/22)	3,290	3,501,617
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(a)(b)	2,377	2,394,851
4.38%, 10/30/24(a)(b)	475	491,036
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	11,194	11,518,701
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	12,631	12,731,751
3.15%, 04/01/25 (Call 01/01/25)(a)	2,504	2,571,156
4.15%, 01/15/26 (Call 10/15/25)	4,698	5,010,074
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	7,664	7,515,618
2.65%, 01/15/24(a)	7,950	8,073,797
2.88%, 04/06/25 (Call 03/06/25)(a)	12,302	12,525,527
3.25%, 11/10/24	4,773	4,912,142
3.70%, 03/01/24	8,904	9,209,514
7.15%, 11/15/25(a)	1,224	1,430,918
7.75%, 06/15/23	3,020	3,246,309
Exxon Mobil Corp.
1.57%, 04/15/23(a)	9,407	9,426,108
2.02%, 08/16/24 (Call 07/16/24)(a)	10,210	10,243,202
2.28%, 08/16/26 (Call 06/16/26)(a)	4,148	4,169,854
2.71%, 03/06/25 (Call 12/06/24)	15,697	16,002,518
2.73%, 03/01/23 (Call 01/01/23)(a)	6,632	6,705,380
2.99%, 03/19/25 (Call 02/19/25)(a)	25,184	25,857,042
3.04%, 03/01/26 (Call 12/01/25)	10,918	11,294,749
3.18%, 03/15/24 (Call 12/15/23)(a)	8,624	8,868,019
GS Caltex Corp.
3.00%, 06/04/24(b)	565	574,106
3.88%, 06/27/23(b)	1,480	1,516,088
Harvest Operations Corp., 4.20%, 06/01/23 (Call 05/01/23)(b)	3,358	3,450,536
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	3,711	3,796,348
HollyFrontier Corp.
2.63%, 10/01/23(a)	6,050	6,075,953
5.88%, 04/01/26 (Call 01/01/26)(a)	6,065	6,573,852
KazMunayGas National Co. JSC, 4.75%, 04/24/25(b)	1,077	1,109,920
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	5,049	4,875,436
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	9,875	10,131,588
4.70%, 05/01/25 (Call 04/01/25)(a)	13,177	13,994,975
5.13%, 12/15/26 (Call 09/15/26)(a)	3,498	3,844,404
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	5,850	6,315,503
5.63%, 07/01/24	8,775	9,382,025
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(b)	6,469	6,033,003
4.30%, 05/20/23(a)(b)	10,747	10,965,493
Petroliam Nasional Bhd, 7.63%, 10/15/26(b)	25	30,494
Petronas Capital Ltd., 3.50%, 03/18/25(b)	12,272	12,672,256
Phillips 66
0.90%, 02/15/24 (Call 04/08/22)(a)	3,254	3,196,752
1.30%, 02/15/26 (Call 01/15/26)(a)	1,342	1,277,055

Security	Par (000)	Value

Oil & Gas (continued)
3.70%, 04/06/23	$5,346	$5,461,417
3.85%, 04/09/25 (Call 03/09/25)(a)	9,251	9,613,975
Pioneer Natural Resources Co.
0.55%, 05/15/23(a)	4,465	4,407,386
1.13%, 01/15/26 (Call 12/15/25)	3,278	3,114,605
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(b)	13,470	12,804,582
Raizen Fuels Finance SA, 5.30%, 01/20/27(b)	60	62,550
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,630	5,846,417
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(b)	7,045	6,817,869
1.60%, 06/17/26 (Call 05/17/26)(b)	12,325	11,806,857
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(b)	1,425	1,407,188
1.63%, 11/24/25 (Call 10/24/25)(b)	10,776	10,412,849
2.88%, 04/16/24(a)(b)	17,155	17,356,331
Shell International Finance BV
0.38%, 09/15/23(a)	4,796	4,706,472
2.00%, 11/07/24 (Call 10/07/24)(a)	13,868	13,900,752
2.50%, 09/12/26(a)	3,429	3,470,380
2.88%, 05/10/26(a)	10,735	11,038,418
3.25%, 05/11/25(a)	16,577	17,195,388
3.50%, 11/13/23 (Call 10/13/23)	7,248	7,464,004
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)(b)	6,010	6,092,802
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	6,278	6,509,030
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	9,235	9,666,203
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	10,740	11,018,235
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	4,327	4,400,529
3.50%, 05/03/26(b)	2,367	2,470,250
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	8,987	8,676,806
2.15%, 05/13/25 (Call 04/13/25)(b)	12,464	12,363,706
2.50%, 08/08/24 (Call 07/08/24)(b)	7,817	7,887,164
2.50%, 11/12/24 (Call 10/12/24)(b)	6,425	6,488,770
3.75%, 09/12/23(a)(b)	2,438	2,506,092
4.13%, 09/12/25(b)	3,516	3,711,609
Suncor Energy Inc.
2.80%, 05/15/23	7,070	7,146,664
3.10%, 05/15/25 (Call 04/15/25)(a)	8,378	8,554,145
7.88%, 06/15/26	395	468,459
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(b)	5,632	5,344,768
4.00%, 08/15/26(b)	5,320	5,277,493
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	10,280	10,442,610
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	11,052	11,185,373
3.70%, 01/15/24	10,493	10,867,036
3.75%, 04/10/24(a)	7,701	7,991,932
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)(a)	3,504	3,529,668
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	11,730	12,056,079
3.70%, 09/15/26 (Call 06/15/26)(b)	3,854	3,987,735

		963,247,124

S C H E D U L E O F I N V E S T M E N T S	143

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	$3,725	$3,687,351
2.06%, 12/15/26 (Call 11/15/26)	6,220	6,073,029
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	8,242	8,405,528
3.80%, 11/15/25 (Call 08/15/25)(a)	6,801	7,117,776
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	4,985	4,839,339
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	10,355	10,646,063
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	7,516	7,848,177
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	15,014	15,422,973

		64,040,236

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	4,428	4,631,293
Amcor Flexibles North America Inc., 3.10%, 09/15/26 (Call 06/15/26)	703	718,369
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	6,440	6,263,249
1.57%, 01/15/26 (Call 12/15/25)	13,023	12,407,306
1.65%, 01/15/27 (Call 12/15/26)	4,830	4,504,551
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	1,180	1,196,343
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)(b)	434	455,001
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)(b)	665	680,259
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	9,527	9,264,822
1.51%, 04/15/26 (Call 03/15/26)(b)	10,263	9,825,796
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)(a)	2,396	2,474,583
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(b)	5,229	4,923,872
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	3,585	3,395,448
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	12,960	12,682,664
2.25%, 02/01/27 (Call 01/01/27)	9,705	9,497,177
WestRock RKT LLC, 4.00%, 03/01/23 (Call 03/22/22)	477	485,377
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	5,830	5,938,059
3.75%, 03/15/25 (Call 01/15/25)	5,073	5,277,780
4.65%, 03/15/26 (Call 01/15/26)	6,919	7,473,316

		102,095,265

Pharmaceuticals — 4.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	31,532	31,831,206
2.85%, 05/14/23 (Call 03/14/23)(a)	8,789	8,901,690
2.95%, 11/21/26 (Call 09/21/26)(a)	24,886	25,336,344
3.20%, 05/14/26 (Call 02/14/26)(a)	15,799	16,200,755
3.60%, 05/14/25 (Call 02/14/25)(a)	30,193	31,185,414
3.75%, 11/14/23 (Call 10/14/23)(a)	10,908	11,247,544
3.80%, 03/15/25 (Call 12/15/24)	24,079	25,038,012
3.85%, 06/15/24 (Call 03/15/24)	10,741	11,106,432
AmerisourceBergen Corp.
0.74%, 03/15/23 (Call 04/08/22)(a)	6,729	6,674,349
3.25%, 03/01/25 (Call 12/01/24)(a)	1,340	1,373,411

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 05/15/24 (Call 02/15/24)	$7,209	$7,386,251
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	12,564	12,228,722
1.20%, 05/28/26 (Call 04/28/26)	8,777	8,411,336
AstraZeneca PLC
0.30%, 05/26/23	7,248	7,145,064
0.70%, 04/08/26 (Call 03/08/26)(a)	8,976	8,430,175
3.38%, 11/16/25	14,006	14,578,229
3.50%, 08/17/23 (Call 07/17/23)(a)	7,705	7,906,757
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	8,140	8,294,967
3.88%, 12/15/23 (Call 11/15/23)(b)	19,671	20,204,290
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	21,353	22,424,725
5.50%, 08/15/25(b)	841	905,687
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)(b)	12,908	13,160,086
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	9,535	9,769,011
3.73%, 12/15/24 (Call 09/15/24)(a)	6,291	6,504,430
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 04/08/22)(a)	3,475	3,417,742
0.75%, 11/13/25 (Call 10/13/25)(a)	6,268	5,953,994
2.90%, 07/26/24 (Call 06/26/24)(a)	20,154	20,622,855
3.20%, 06/15/26 (Call 04/15/26)(a)	18,742	19,521,029
3.25%, 11/01/23(a)	1,119	1,147,961
3.25%, 02/27/27	5	5,236
3.63%, 05/15/24 (Call 02/15/24)(a)	1,835	1,898,659
3.88%, 08/15/25 (Call 04/04/22)	16,337	17,240,053
6.80%, 11/15/26	80	95,805
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	9,120	9,264,629
3.20%, 03/15/23(a)	6,107	6,203,363
3.50%, 11/15/24 (Call 08/15/24)(a)	2,955	3,036,565
3.75%, 09/15/25 (Call 06/15/25)	5,334	5,535,294
Cigna Corp.
0.61%, 03/15/24 (Call 04/08/22)(a)	7,190	7,006,773
1.25%, 03/15/26 (Call 02/15/26)(a)	3,738	3,575,826
3.00%, 07/15/23 (Call 05/16/23)	7,633	7,746,355
3.25%, 04/15/25 (Call 01/15/25)	8,810	8,997,657
3.50%, 06/15/24 (Call 03/17/24)	7,037	7,217,268
3.75%, 07/15/23 (Call 06/15/23)	9,934	10,191,108
4.13%, 11/15/25 (Call 09/15/25)	21,371	22,517,652
4.50%, 02/25/26 (Call 11/27/25)	6,568	7,030,085
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	8,912	9,019,028
2.88%, 06/01/26 (Call 03/01/26)(a)	8,150	8,247,465
3.00%, 08/15/26 (Call 06/15/26)(a)	6,670	6,788,071
3.38%, 08/12/24 (Call 05/12/24)(a)	5,964	6,127,855
3.88%, 07/20/25 (Call 04/20/25)(a)	22,866	23,905,909
4.00%, 12/05/23 (Call 09/05/23)(a)	1,352	1,393,523
4.10%, 03/25/25 (Call 01/25/25)	8,120	8,503,312
5.00%, 12/01/24 (Call 09/01/24)	3,472	3,693,631
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)(a)	5,967	6,067,246
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)(b)	14,338	14,704,801
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)(a)	462	474,824
4.50%, 02/25/26 (Call 11/27/25)	420	451,530
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	5,260	5,331,787
3.38%, 05/15/23(a)	12,770	13,043,991

144	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.63%, 05/15/25(a)	$6,166	$6,437,101
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(a)	8,591	8,438,714
3.00%, 06/01/24 (Call 05/01/24)	10,826	11,047,987
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	7,516	7,164,389
2.05%, 03/01/23 (Call 01/01/23)(a)	2,655	2,676,224
2.45%, 03/01/26 (Call 12/01/25)	9,849	10,028,632
2.63%, 01/15/25 (Call 11/15/24)(a)	9,169	9,365,454
3.38%, 12/05/23(a)	3,867	3,997,971
6.73%, 11/15/23(a)	208	225,879
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	1,743	1,648,761
1.30%, 08/15/26 (Call 07/15/26)	8,640	8,182,499
2.85%, 03/15/23 (Call 12/15/22)	4,617	4,678,538
3.80%, 03/15/24 (Call 12/15/23)(a)	8,130	8,364,572
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	6,793	7,158,941
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	4,566	4,350,636
1.70%, 06/10/27 (Call 05/10/27)(a)	10,130	9,861,400
2.75%, 02/10/25 (Call 11/10/24)	13,074	13,369,956
2.80%, 05/18/23(a)	14,147	14,387,582
2.90%, 03/07/24 (Call 02/07/24)(a)	7,201	7,365,445
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)(a)	5,555	5,716,131
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(a)	7,918	7,869,085
2.00%, 02/14/27 (Call 12/14/26)	5,464	5,399,014
3.00%, 11/20/25 (Call 08/20/25)(a)	7,486	7,713,086
3.40%, 05/06/24	7,761	8,023,427
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	7,361	7,138,317
2.75%, 06/03/26(a)	8,519	8,750,405
2.95%, 03/15/24 (Call 02/15/24)	9,429	9,653,674
3.00%, 06/15/23(a)	6,847	6,984,962
3.00%, 12/15/26(a)	5,948	6,164,176
3.20%, 09/15/23 (Call 08/15/23)(a)	7,158	7,341,628
3.40%, 05/15/24(a)	4,093	4,237,322
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(a)	6,742	6,899,929
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	19,681	19,934,669
3.20%, 09/23/26 (Call 06/23/26)	19,716	20,236,759
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	12,624	13,104,261
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	15,568	16,075,080
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	7,866	7,599,666
Wyeth LLC
6.45%, 02/01/24(a)	5,471	5,942,020
7.25%, 03/01/23	3,205	3,404,760
Zeneca Wilmington Inc., 7.00%, 11/15/23	690	751,440
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	6,548	7,025,938

		916,940,199

Pipelines — 2.7%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	6,775	7,147,887
5.95%, 06/01/26 (Call 03/01/26)	2,152	2,388,962
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	14,795	15,976,836
7.00%, 06/30/24 (Call 01/01/24)(a)	11,857	12,822,201

Security	Par (000)	Value

Pipelines (continued)
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)(b)	$1,210	$1,258,632
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	1,619	1,710,121
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	10,257	10,876,676
Eastern Gas Transmission & Storage Inc., 3.60%, 12/15/24 (Call 09/15/24)(b)	300	309,636
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	6,443	7,142,051
Enbridge Inc.
0.55%, 10/04/23	3,665	3,587,454
1.60%, 10/04/26 (Call 09/04/26)	7,690	7,333,258
2.15%, 02/16/24	2,000	2,002,972
2.50%, 01/15/25 (Call 12/15/24)	6,217	6,224,234
2.50%, 02/14/25	3,135	3,145,333
3.50%, 06/10/24 (Call 03/10/24)(a)	6,086	6,216,089
4.00%, 10/01/23 (Call 07/01/23)	7,796	7,997,287
4.25%, 12/01/26 (Call 09/01/26)	75	79,917
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(c)	70	72,952
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	8,897	8,936,790
3.90%, 05/15/24 (Call 02/15/24)	4,524	4,640,252
3.90%, 07/15/26 (Call 04/15/26)	1,942	2,011,448
4.05%, 03/15/25 (Call 12/15/24)	9,048	9,366,008
4.25%, 03/15/23 (Call 12/15/22)	9,314	9,492,254
4.25%, 04/01/24 (Call 01/01/24)(a)	5,082	5,231,361
4.50%, 04/15/24 (Call 03/15/24)	8,192	8,517,186
4.75%, 01/15/26 (Call 10/15/25)	8,506	9,032,440
4.90%, 02/01/24 (Call 11/01/23)	4,215	4,386,889
5.88%, 01/15/24 (Call 10/15/23)(a)	10,024	10,593,549
5.95%, 12/01/25 (Call 09/01/25)	4,042	4,434,563
7.60%, 02/01/24 (Call 11/01/23)	1,641	1,767,324
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	5,170	5,316,417
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5,731	5,905,271
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	11,702	11,848,485
3.70%, 02/15/26 (Call 11/15/25)	2,321	2,423,500
3.75%, 02/15/25 (Call 11/15/24)(a)	12,791	13,295,089
3.90%, 02/15/24 (Call 11/15/23)(a)	9,996	10,342,415
Series D, 4.88%, 08/16/77 (Call 08/16/22), (3 mo. LIBOR US + 2.986%)(c)	5,300	4,544,574
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)(b)	191	201,585
Gray Oak Pipeline LLC
2.00%, 09/15/23(b)	1,176	1,173,410
2.60%, 10/15/25 (Call 09/15/25)(b)	3,228	3,191,858
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)(b)	451	476,686
6.19%, 11/01/25(a)(b)	333	371,501
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	7,015	7,143,564
4.15%, 02/01/24 (Call 11/01/23)(a)	6,738	6,956,150
4.25%, 09/01/24 (Call 06/01/24)(a)	8,817	9,165,724
4.30%, 05/01/24 (Call 02/01/24)	5,986	6,214,247
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(a)	560	535,210
4.30%, 06/01/25 (Call 03/01/25)	15,122	15,843,343
5.63%, 11/15/23 (Call 08/15/23)(b)	7,444	7,800,398

S C H E D U L E O F I N V E S T M E N T S	145

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	$325	$328,054
5.00%, 03/01/26 (Call 12/01/25)(a)	3,517	3,817,836
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	5,091	5,198,227
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	9,043	8,666,745
3.38%, 03/15/23 (Call 02/15/23)	5,422	5,507,137
4.00%, 02/15/25 (Call 11/15/24)(a)	6,198	6,447,649
4.50%, 07/15/23 (Call 04/15/23)	9,543	9,797,216
4.88%, 12/01/24 (Call 09/01/24)	10,788	11,431,375
4.88%, 06/01/25 (Call 03/01/25)	12,600	13,415,572
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	3,431	3,398,467
2.75%, 09/01/24 (Call 08/01/24)	8,211	8,262,488
5.85%, 01/15/26 (Call 12/15/25)(a)	2,219	2,478,419
7.50%, 09/01/23 (Call 06/01/23)	3,726	3,976,491
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	4,174	4,432,482
5.00%, 09/15/23 (Call 06/15/23)(a)	1,710	1,776,798
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	8,727	8,733,975
3.55%, 10/01/26 (Call 07/01/26)	1,599	1,644,687
3.61%, 02/15/25 (Call 11/15/24)(a)	1,871	1,929,548
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	9,600	9,824,575
3.85%, 10/15/23 (Call 07/15/23)(a)	8,086	8,256,244
4.50%, 12/15/26 (Call 09/15/26)(a)	3,594	3,833,217
4.65%, 10/15/25 (Call 07/15/25)(a)	11,067	11,717,783
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	14,435	14,906,267
5.63%, 03/01/25 (Call 12/01/24)	18,305	19,752,130
5.75%, 05/15/24 (Call 02/15/24)(a)	15,906	16,921,847
5.88%, 06/30/26 (Call 12/31/25)(a)	7,453	8,264,398
Southern Natural Gas Co. LLC, 0.63%, 04/28/23 (Call 04/28/22)(b)	105	103,413
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	4,591	4,722,074
3.50%, 03/15/25 (Call 12/15/24)	4,158	4,265,778
4.75%, 03/15/24 (Call 12/15/23)	9,557	9,989,291
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	3,941	4,139,660
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	11,435	11,074,454
3.75%, 10/16/23 (Call 07/16/23)	8,452	8,662,101
4.88%, 01/15/26 (Call 10/15/25)(a)	11,305	12,224,116
Transcanada Trust
5.63%, 05/20/75 (Call 05/20/25)(c)	4,657	4,633,715
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(c)	9,665	9,930,787
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	6,289	7,411,502
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	8,213	8,528,878
4.00%, 09/15/25 (Call 06/15/25)(a)	5,722	5,960,021
4.30%, 03/04/24 (Call 12/04/23)	9,649	10,005,031
4.50%, 11/15/23 (Call 08/15/23)(a)	6,762	7,011,817
4.55%, 06/24/24 (Call 03/24/24)(a)	11,516	12,057,437

		602,891,691

Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	1,819	1,954,603

Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$4,288	$4,468,045
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(a)	4,452	4,826,292
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(a)(b)	225	232,523
Vonovia Finance BV, 5.00%, 10/02/23(b)	2,255	2,335,842

		11,862,702

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(a)	5,210	5,392,552
3.80%, 04/15/26 (Call 02/15/26)(a)	3,461	3,648,980
3.95%, 01/15/27 (Call 10/15/26)(a)	125	132,946
4.30%, 01/15/26 (Call 10/15/25)	1,456	1,555,890
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	923	952,140
3.75%, 04/15/23 (Call 01/15/23)	2,522	2,559,820
4.13%, 07/01/24 (Call 04/01/24)	4,253	4,412,449
American Tower Corp.
0.60%, 01/15/24(a)	6,259	6,092,680
1.30%, 09/15/25 (Call 08/15/25)(a)	4,516	4,322,288
1.45%, 09/15/26 (Call 08/15/26)(a)	5,370	5,088,581
1.60%, 04/15/26 (Call 03/15/26)	7,385	7,088,198
2.40%, 03/15/25 (Call 02/15/25)(a)	6,669	6,647,091
2.75%, 01/15/27 (Call 11/15/26)	5,000	4,988,906
2.95%, 01/15/25 (Call 12/15/24)(a)	6,265	6,328,753
3.00%, 06/15/23(a)	9,737	9,880,487
3.13%, 01/15/27 (Call 10/15/26)	193	194,790
3.38%, 05/15/24 (Call 04/15/24)	5,913	6,032,229
3.38%, 10/15/26 (Call 07/15/26)(a)	5,596	5,739,585
4.00%, 06/01/25 (Call 03/01/25)	6,463	6,728,952
4.40%, 02/15/26 (Call 11/15/25)(a)	3,479	3,689,231
5.00%, 02/15/24(a)	8,904	9,367,850
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	1,321	1,340,604
2.90%, 10/15/26 (Call 07/15/26)(a)	1,887	1,917,606
2.95%, 05/11/26 (Call 02/11/26)	1,480	1,517,317
3.45%, 06/01/25 (Call 03/03/25)	5,211	5,382,587
3.50%, 11/15/24 (Call 08/15/24)	3,218	3,312,832
3.50%, 11/15/25 (Call 08/15/25)(a)	1,260	1,311,486
4.20%, 12/15/23 (Call 09/16/23)(a)	4,188	4,331,346
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	7,225	7,246,816
3.13%, 09/01/23 (Call 06/01/23)(a)	3,120	3,168,532
3.20%, 01/15/25 (Call 10/15/24)(a)	5,686	5,810,639
3.65%, 02/01/26 (Call 11/03/25)	8,336	8,632,932
3.80%, 02/01/24 (Call 11/01/23)	7,528	7,737,196
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	1,051	1,088,745
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	3,257	3,353,282
3.85%, 02/01/25 (Call 11/01/24)(a)	5,601	5,812,845
4.13%, 06/15/26 (Call 03/15/26)	3,967	4,192,322
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	684	701,387
4.25%, 01/15/24 (Call 10/15/23)	591	608,684
4.88%, 06/15/23 (Call 03/15/23)	5,298	5,456,290
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	9,909	10,119,704

146	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	$1,378	$1,355,033
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)(a)	10,600	9,874,919
1.35%, 07/15/25 (Call 06/15/25)(a)	6,660	6,388,932
3.15%, 07/15/23 (Call 06/15/23)	7,813	7,932,532
3.20%, 09/01/24 (Call 07/01/24)(a)	7,562	7,687,548
3.70%, 06/15/26 (Call 03/15/26)	2,505	2,586,020
4.45%, 02/15/26 (Call 11/15/25)(a)	6,187	6,541,277
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(a)	535	546,345
4.00%, 11/15/25 (Call 08/15/25)	261	274,679
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	5,849	5,915,679
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)	841	864,913
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(a)	2,000	2,053,972
4.75%, 12/15/26 (Call 09/15/26)	4,800	4,961,361
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	16,665	15,790,523
1.25%, 07/15/25 (Call 06/15/25)	4,908	4,677,050
1.45%, 05/15/26 (Call 04/15/26)	5,969	5,679,490
2.63%, 11/18/24 (Call 10/18/24)	5,131	5,160,098
2.90%, 11/18/26 (Call 09/18/26)	3,770	3,804,132
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(a)	2,227	2,280,175
3.00%, 04/15/23 (Call 01/15/23)	5,749	5,818,702
3.38%, 06/01/25 (Call 03/01/25)	1,771	1,835,112
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	3,935	3,987,822
3.38%, 04/15/26 (Call 01/15/26)(a)	1,875	1,932,935
3.50%, 04/01/25 (Call 01/01/25)(a)	2,560	2,639,732
3.88%, 05/01/24 (Call 02/01/24)	4,378	4,522,500
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(a)	2,270	2,170,687
2.75%, 06/01/23 (Call 03/01/23)(a)	738	745,204
3.95%, 01/15/24 (Call 10/15/23)	2,543	2,617,086
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	2,104	2,126,753
5.25%, 06/01/25 (Call 03/01/25)(a)	8,202	8,642,776
5.38%, 11/01/23 (Call 08/01/23)	5,018	5,226,438
5.38%, 04/15/26 (Call 01/15/26)	7,766	8,310,785
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)(a)	825	853,906
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	3,451	3,575,046
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(a)	2,885	2,727,680
3.25%, 07/15/26 (Call 05/15/26)(a)	3,960	4,092,580
3.40%, 02/01/25 (Call 11/01/24)(a)	813	837,305
4.00%, 06/01/25 (Call 03/01/25)	2,930	3,067,857
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	2,843	2,896,467
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	5,702	5,916,148
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	600	628,732
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,093	3,168,166
4.38%, 10/01/25 (Call 07/01/25)	668	701,927
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	3,119	3,143,384

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.80%, 10/01/26 (Call 07/01/26)(a)	$4,207	$4,233,764
3.13%, 06/01/23 (Call 03/01/23)	2,920	2,960,444
3.25%, 08/15/26 (Call 05/15/26)	135	138,289
3.30%, 02/01/25 (Call 12/01/24)	4,237	4,340,173
3.50%, 04/15/23 (Call 01/15/23)	2,499	2,533,153
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	823	860,154
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(a)	290	298,223
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	3,362	3,495,325
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	803	753,613
3.75%, 06/15/24 (Call 03/15/24)(a)	1,448	1,494,571
4.00%, 11/15/25 (Call 08/15/25)	3,687	3,871,561
4.30%, 10/15/23 (Call 07/15/23)	773	794,117
National Retail Properties Inc.
3.60%, 12/15/26 (Call 09/15/26)	65	67,499
3.90%, 06/15/24 (Call 03/15/24)(a)	3,463	3,583,621
4.00%, 11/15/25 (Call 08/15/25)(a)	2,245	2,374,616
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	3,070	2,841,979
2.65%, 06/15/26 (Call 05/15/26)	3,320	3,158,441
4.25%, 05/15/24 (Call 02/15/24)(a)	3,094	3,162,086
4.50%, 02/01/25 (Call 11/01/24)	5,217	5,345,960
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	2,579	2,645,948
4.50%, 01/15/25 (Call 10/15/24)(a)	2,890	3,009,774
4.95%, 04/01/24 (Call 01/01/24)(a)	1,039	1,085,391
5.25%, 01/15/26 (Call 10/15/25)(a)	3,609	3,861,815
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	110	111,327
4.45%, 03/15/24 (Call 12/15/23)	190	196,748
Prologis LP, 3.25%, 10/01/26 (Call 07/01/26)	1,554	1,615,630
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(a)	4,370	4,151,818
1.50%, 11/09/26 (Call 10/09/26)(a)	4,310	4,177,504
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,229	1,145,748
3.88%, 07/15/24 (Call 04/15/24)(a)	2,903	3,017,480
3.88%, 04/15/25 (Call 02/15/25)	3,294	3,438,840
4.13%, 10/15/26 (Call 07/15/26)	3,212	3,408,233
4.60%, 02/06/24 (Call 11/06/23)(a)	5,198	5,410,670
4.63%, 11/01/25 (Call 09/01/25)(a)	5,251	5,640,350
4.88%, 06/01/26 (Call 03/01/26)	1,989	2,160,948
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	3,000	3,146,382
3.75%, 06/15/24 (Call 03/15/24)	75	77,283
3.90%, 11/01/25 (Call 08/01/25)(a)	1,190	1,241,450
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(a)	310	317,834
5.00%, 12/15/23 (Call 09/15/23)(a)	2,201	2,282,343
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	2,675	2,842,069
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	3,428	3,512,520
3.50%, 02/12/25 (Call 11/14/24)(b)	5,501	5,655,656
3.63%, 01/28/26 (Call 12/28/25)(a)(b)	5,294	5,493,454
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(b)(c)	6,050	6,037,597
Simon Property Group LP 1.38%, 01/15/27 (Call 10/15/26)(a)	12,940	12,234,433

S C H E D U L E O F I N V E S T M E N T S	147

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.00%, 09/13/24 (Call 06/13/24)(a)	$7,972	$7,946,393
2.75%, 06/01/23 (Call 03/01/23)	5,423	5,478,072
3.25%, 11/30/26 (Call 08/30/26)(a)	40	41,138
3.30%, 01/15/26 (Call 10/15/25)	5,711	5,852,647
3.38%, 10/01/24 (Call 07/01/24)(a)	7,316	7,526,314
3.50%, 09/01/25 (Call 06/01/25)	8,961	9,252,187
3.75%, 02/01/24 (Call 11/01/23)(a)	4,991	5,143,306
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	3,523	3,610,843
4.25%, 02/01/26 (Call 11/01/25)	1,781	1,850,844
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	145	146,904
4.45%, 09/15/26 (Call 06/15/26)(a)	3,784	4,044,420
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,115	1,110,176
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(b)	1,907	1,947,524
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(a)	986	1,000,355
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	4,418	4,438,538
3.25%, 10/15/26 (Call 07/15/26)(a)	2,031	2,078,236
3.50%, 04/15/24 (Call 03/15/24)	3,614	3,706,439
3.50%, 02/01/25 (Call 11/01/24)	4,037	4,158,788
3.75%, 05/01/24 (Call 02/01/24)	2,694	2,773,107
4.13%, 01/15/26 (Call 10/15/25)	2,675	2,833,149
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(a)	1,510	1,465,976
3.50%, 01/15/25 (Call 11/15/24)(a)	4,049	4,159,234
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	3,565	3,531,205
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	8,454	8,658,074
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	7,967	8,183,315
4.00%, 06/01/25 (Call 03/01/25)	9,592	10,042,164
4.25%, 04/01/26 (Call 01/01/26)	3,955	4,213,980
4.50%, 01/15/24 (Call 10/15/23)(a)	3,462	3,605,384
Weyerhaeuser Co., 8.50%, 01/15/25(a)	1,375	1,612,938
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	1,595	1,665,075
4.25%, 10/01/26 (Call 07/01/26)(a)	1,270	1,353,777
4.60%, 04/01/24 (Call 01/01/24)	4,732	4,936,978

		623,042,272

Retail — 1.4%
7-Eleven Inc.
0.80%, 02/10/24 (Call 04/08/22)(b)	17,633	17,210,118
0.95%, 02/10/26 (Call 01/10/26)(b)	11,344	10,681,035
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(a)	5,088	5,237,048
4.50%, 10/01/25 (Call 07/01/25)	496	520,430
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	2,033	2,064,631
3.13%, 04/18/24 (Call 03/18/24)(a)	4,741	4,850,928
3.13%, 04/21/26 (Call 01/21/26)(a)	2,308	2,374,999
3.25%, 04/15/25 (Call 01/15/25)	1,245	1,283,192
3.63%, 04/15/25 (Call 03/15/25)(a)	7,439	7,696,729
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)(a)	9,292	9,482,715
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	7,932	8,042,418
4.15%, 11/01/25 (Call 08/01/25)(a)	3,243	3,420,721
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	10,720	11,172,946

Security	Par (000)	Value

Retail (continued)
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	$8	$8,260
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	1,783	1,783,677
2.70%, 04/01/23 (Call 01/01/23)(a)	4,047	4,091,237
3.00%, 04/01/26 (Call 01/01/26)(a)	6,206	6,430,462
3.35%, 09/15/25 (Call 06/15/25)(a)	11,009	11,433,495
3.75%, 02/15/24 (Call 11/15/23)(a)	9,641	9,984,939
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	2,256	2,280,808
3.13%, 09/15/24 (Call 06/15/24)	5,067	5,170,935
3.38%, 09/15/25 (Call 06/15/25)	5,088	5,301,650
3.88%, 09/15/23 (Call 06/15/23)(a)	4,858	4,988,023
4.00%, 04/15/25 (Call 03/15/25)	10,325	10,862,448
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(a)	2,237	2,182,674
3.25%, 06/10/24	2,167	2,229,410
3.30%, 07/01/25 (Call 06/01/25)	9,952	10,238,651
3.35%, 04/01/23 (Call 03/01/23)	8,802	8,974,368
3.38%, 05/26/25 (Call 02/26/25)(a)	9,177	9,508,566
3.70%, 01/30/26 (Call 10/30/25)(a)	6,772	7,129,733
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	2,521	2,625,508
3.85%, 06/15/23 (Call 03/15/23)	507	518,118
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	5,936	5,613,840
3.38%, 09/15/24 (Call 06/15/24)	2,326	2,389,053
4.60%, 04/15/25 (Call 03/15/25)	8,455	9,019,913
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)(a)	1,417	1,421,858
3.10%, 03/01/23 (Call 02/01/23)	7,928	8,048,924
3.80%, 08/15/25 (Call 06/15/25)	10,251	10,736,958
3.85%, 10/01/23 (Call 07/01/23)(a)	6,813	7,006,907
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	4,510	4,473,045
2.25%, 04/15/25 (Call 03/15/25)	14,357	14,444,157
2.50%, 04/15/26(a)	1,914	1,950,893
3.50%, 07/01/24(a)	9,176	9,545,784
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	2,462	2,469,660
2.50%, 05/15/23 (Call 02/15/23)	4,902	4,949,122
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	3,600	3,548,428
3.45%, 06/01/26 (Call 03/01/26)(a)	10,079	10,452,972
3.80%, 11/18/24 (Call 08/18/24)(a)	5,000	5,186,609
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	5,563	5,623,930
2.65%, 12/15/24 (Call 10/15/24)(a)	320	327,508
2.85%, 07/08/24 (Call 06/08/24)(a)	365	373,997
3.05%, 07/08/26 (Call 05/08/26)	8,055	8,391,705
3.30%, 04/22/24 (Call 01/22/24)(a)	14,261	14,722,984
3.40%, 06/26/23 (Call 05/26/23)(a)	934	957,671
3.55%, 06/26/25 (Call 04/26/25)(a)	260	273,055

		321,709,845

Savings & Loans — 0.2%
Nationwide Building Society
0.55%, 01/22/24(b)	3,484	3,386,207
1.50%, 10/13/26(a)(b)	6,510	6,196,861
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(c)	8,919	9,062,119
3.90%, 07/21/25(a)(b)	6,978	7,297,188
4.00%, 09/14/26(a)(b)	8,322	8,639,647

148	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans (continued)
4.36%, 08/01/24 (Call 08/01/23)(b)(c)	$6,463	$6,646,583

		41,228,605

Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23	3,596	3,728,822
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)(a)	4,471	4,578,382
3.50%, 12/05/26 (Call 09/05/26)(a)	5,208	5,480,935
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	5,582	5,900,858
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	7,092	7,240,767
3.63%, 01/15/24 (Call 11/15/23)(a)	8,112	8,318,904
3.88%, 01/15/27 (Call 10/15/26)	10,310	10,734,758
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	10,023	10,211,173
3.46%, 09/15/26 (Call 07/15/26)	7,469	7,689,360
3.63%, 10/15/24 (Call 09/15/24)(a)	8,278	8,500,629
4.25%, 04/15/26 (Call 02/15/26)	8,508	8,983,173
4.70%, 04/15/25 (Call 03/15/25)(a)	11,466	12,203,568
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(a)	6,589	6,729,344
2.70%, 06/17/24 (Call 04/17/24)	40	40,699
2.88%, 05/11/24 (Call 03/11/24)(a)	3,523	3,605,079
3.40%, 03/25/25 (Call 02/25/25)(a)	13,177	13,635,444
3.70%, 07/29/25 (Call 04/29/25)(a)	17,098	17,909,642
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	12,470	13,159,715
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,369	5,678,448
3.80%, 03/15/25 (Call 12/15/24)(a)	4,986	5,223,704
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(a)	11,485	11,059,464
4.20%, 06/22/23 (Call 05/22/23)	9,492	9,751,402
Microchip Technology Inc.
0.97%, 02/15/24	4,097	3,992,528
0.98%, 09/01/24(a)(b)	15,997	15,392,846
2.67%, 09/01/23	4,553	4,593,731
4.25%, 09/01/25 (Call 09/01/22)	14,535	14,917,081
4.33%, 06/01/23 (Call 05/01/23)(a)	12,684	13,046,177
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	30	31,680
4.98%, 02/06/26 (Call 12/06/25)	3,287	3,529,975
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	2,980	2,934,928
0.58%, 06/14/24 (Call 06/14/23)	9,185	8,937,875
3.20%, 09/16/26 (Call 06/16/26)	10,327	10,768,639
NXP BV/NXP Funding LLC
4.63%, 06/01/23 (Call 05/01/23)(b)	9,117	9,403,531
4.88%, 03/01/24 (Call 02/01/24)(b)	9,790	10,263,703
5.35%, 03/01/26 (Call 01/01/26)(b)	5,002	5,481,247
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	4,808	4,835,614
3.88%, 06/18/26 (Call 04/18/26)(b)	4,849	5,073,110
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(b)	765	741,231
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(a)	10,052	10,269,303
3.45%, 05/20/25 (Call 02/20/25)	6,568	6,823,608
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(a)(b)	1,950	1,896,432
2.17%, 11/25/26 (Call 10/25/26)(b)	6,170	5,922,723

Security	Par (000)	Value

Semiconductors (continued)
SK Hynix Inc.
1.00%, 01/19/24(b)	$825	$803,702
1.50%, 01/19/26(b)	5,080	4,847,387
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	5,800	5,721,368
1.80%, 06/01/26 (Call 05/01/26)(a)	3,592	3,429,868
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	3,565	3,437,184
1.38%, 03/12/25 (Call 02/12/25)	7,896	7,761,223
2.25%, 05/01/23 (Call 02/01/23)	2,786	2,804,691
2.63%, 05/15/24 (Call 03/15/24)(a)	3,884	3,950,691
TSMC Arizona Corp., 1.75%, 10/25/26 (Call 09/25/26)(a)	5,315	5,149,543
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(b)	10,187	9,647,295
1.25%, 04/23/26 (Call 03/23/26)(b)	11,200	10,660,995
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	8,924	9,080,549

		386,514,728

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(a)(b)	3,017	2,958,410
3.84%, 05/01/25 (Call 04/01/25)	3,952	4,095,657

		7,054,067

Software — 2.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	4,621	4,833,566
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	5,951	5,953,274
2.15%, 02/01/27 (Call 12/01/26)	3,957	3,937,061
3.25%, 02/01/25 (Call 11/01/24)(a)	8,486	8,757,281
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	1,446	1,528,062
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(a)	3,625	3,769,715
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(a)	1,983	2,083,909
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(a)	6,671	6,577,475
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(a)	1,245	1,353,846
Fidelity National Information Services Inc.
0.38%, 03/01/23	1,831	1,807,495
0.60%, 03/01/24(a)	8,783	8,522,795
1.15%, 03/01/26 (Call 02/01/26)(a)	9,222	8,706,642
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	18,251	18,436,703
3.20%, 07/01/26 (Call 05/01/26)	13,536	13,829,972
3.80%, 10/01/23 (Call 09/01/23)(a)	10,220	10,512,781
3.85%, 06/01/25 (Call 03/01/25)	7,206	7,496,844
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(a)(b)	309	306,566
1.75%, 07/15/25 (Call 06/15/25)(a)(b)	7,321	7,087,874
Intuit Inc.
0.65%, 07/15/23(a)	6,296	6,210,334
0.95%, 07/15/25 (Call 06/15/25)	6,107	5,845,254
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	5,738	5,802,664
2.38%, 05/01/23 (Call 02/01/23)(a)	4,219	4,261,345
2.40%, 08/08/26 (Call 05/08/26)	16,429	16,680,770
2.70%, 02/12/25 (Call 11/12/24)(a)	15,581	16,026,150
2.88%, 02/06/24 (Call 12/06/23)	17,866	18,293,713
3.13%, 11/03/25 (Call 08/03/25)(a)	9,349	9,734,187

S C H E D U L E O F I N V E S T M E N T S	149

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.30%, 02/06/27 (Call 11/06/26)	$20,069	$21,431,368
3.63%, 12/15/23 (Call 09/15/23)(a)	11,148	11,584,854
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	25,855	24,769,511
2.40%, 09/15/23 (Call 07/15/23)(a)	20,105	20,251,133
2.50%, 04/01/25 (Call 03/01/25)	28,139	28,101,186
2.65%, 07/15/26 (Call 04/15/26)(a)	17,236	17,117,909
2.95%, 11/15/24 (Call 09/15/24)(a)	18,403	18,648,677
2.95%, 05/15/25 (Call 02/15/25)(a)	20,125	20,274,584
3.40%, 07/08/24 (Call 04/08/24)(a)	16,669	17,052,585
3.63%, 07/15/23(a)	9,098	9,329,931
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	7,052	6,707,785
2.35%, 09/15/24 (Call 08/15/24)	5,679	5,708,408
3.65%, 09/15/23 (Call 08/15/23)(a)	6,978	7,161,156
3.80%, 12/15/26 (Call 09/15/26)(a)	150	157,764
3.85%, 12/15/25 (Call 09/15/25)(a)	2,844	2,984,918
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)(a)	450	437,500
3.25%, 04/11/23 (Call 03/11/23)(a)	7,434	7,586,519
VMware Inc.
0.60%, 08/15/23	2,090	2,052,035
1.00%, 08/15/24 (Call 08/15/22)(a)	6,360	6,176,015
1.40%, 08/15/26 (Call 07/15/26)(a)	10,950	10,378,352
4.50%, 05/15/25 (Call 04/15/25)	7,908	8,371,683

		444,640,151

Telecommunications — 2.0%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)(a)	11,474	11,276,402
1.70%, 03/25/26 (Call 03/25/23)	26,115	25,418,390
2.95%, 07/15/26 (Call 04/15/26)	4,286	4,339,181
3.40%, 05/15/25 (Call 02/15/25)	16,866	17,432,602
3.60%, 07/15/25 (Call 04/15/25)(a)	3,434	3,561,322
3.80%, 03/01/24 (Call 01/01/24)(a)	1,068	1,100,616
3.80%, 02/15/27 (Call 11/15/26)	4,065	4,286,443
3.88%, 01/15/26 (Call 10/15/25)(a)	3,666	3,849,619
3.90%, 03/11/24 (Call 12/11/23)	6,427	6,649,496
3.95%, 01/15/25 (Call 10/15/24)	6,879	7,186,796
4.05%, 12/15/23(a)	6,525	6,767,100
4.13%, 02/17/26 (Call 11/17/25)(a)	14,495	15,439,769
4.45%, 04/01/24 (Call 01/01/24)	12,265	12,804,307
7.13%, 03/15/26	595	694,994
Bell Telephone Co of Canada or Bell Canada,
Series US-3, 0.75%, 03/17/24(a)	4,074	3,962,834
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	365	375,578
5.35%, 05/20/24(b)	6,050	6,372,260
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,453	7,711,089
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	9,785	10,147,771
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	4,260	4,291,197
2.50%, 09/20/26 (Call 06/20/26)(a)	7,927	8,101,386
2.95%, 02/28/26(a)	4,150	4,305,640
3.50%, 06/15/25(a)	5,275	5,527,365
3.63%, 03/04/24(a)	10,271	10,593,186
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(b)	8,514	8,583,841
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	3,030	3,146,827

Security	Par (000)	Value

Telecommunications (continued)
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)(b)	$2,112	$2,201,760
4.88%, 10/30/24 (Call 07/30/24)(b)	10	10,265
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(a)	2,034	1,944,889
KT Corp., 2.50%, 07/18/26(a)(b)	50	49,928
Motorola Solutions Inc.
4.00%, 09/01/24	6,814	7,046,743
7.50%, 05/15/25	68	77,607
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	7,045	6,803,266
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	4,324	4,122,190
1.63%, 01/08/27 (Call 12/08/26)(b)	100	95,048
NTT Finance Corp.
0.37%, 03/03/23(a)(b)	5,530	5,471,024
0.58%, 03/01/24(a)(b)	5,238	5,087,575
1.16%, 04/03/26 (Call 03/03/26)(a)(b)	23,504	22,344,544
Ooredoo International Finance Ltd.
3.75%, 06/22/26(b)	1,442	1,507,536
5.00%, 10/19/25(b)	9,600	10,416,000
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,282	3,319,553
3.00%, 03/15/23 (Call 12/15/22)(a)	3,702	3,737,971
3.63%, 12/15/25 (Call 09/15/25)(a)	7,214	7,492,590
4.10%, 10/01/23 (Call 07/01/23)	11,314	11,608,880
SES SA, 3.60%, 04/04/23(b)	6,713	6,803,124
SK Telecom Co. Ltd., 3.75%, 04/16/23(b)	485	495,116
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	2,864	2,927,322
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	2,626	2,650,819
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	6,599	6,336,224
3.50%, 04/15/25 (Call 03/15/25)	24,861	25,557,605
Verizon Communications Inc.
0.75%, 03/22/24(a)	10,390	10,169,114
0.85%, 11/20/25 (Call 10/20/25)	26,290	25,006,582
1.45%, 03/20/26 (Call 02/20/26)	18,805	18,164,053
2.63%, 08/15/26	10,426	10,410,843
3.38%, 02/15/25(a)	20,705	21,354,837
3.50%, 11/01/24 (Call 08/01/24)(a)	10,996	11,372,772
Vodafone Group PLC
3.75%, 01/16/24(a)	938	970,365
4.13%, 05/30/25(a)	13,682	14,375,408

		443,857,564

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	6,993	7,112,345
3.55%, 11/19/26 (Call 09/19/26)	4,059	4,190,604

		11,302,949

Transportation — 1.1%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)(b)	3,192	3,333,688
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	6,128	6,208,090
3.00%, 04/01/25 (Call 01/01/25)(a)	4,916	5,019,093
3.40%, 09/01/24 (Call 06/01/24)	2,499	2,572,460
3.65%, 09/01/25 (Call 06/01/25)	3,193	3,326,586
3.75%, 04/01/24 (Call 01/01/24)	5,595	5,782,436
3.85%, 09/01/23 (Call 06/01/23)	11,331	11,700,447
7.00%, 12/15/25	943	1,096,757

150	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	$2,985	$3,042,099
2.95%, 11/21/24 (Call 08/21/24)	932	950,431
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	6,355	6,199,866
1.75%, 12/02/26 (Call 11/02/26)	3,885	3,767,930
2.90%, 02/01/25 (Call 11/01/24)	6,224	6,336,455
3.70%, 02/01/26 (Call 11/01/25)	980	1,025,420
4.45%, 03/15/23 (Call 12/15/22)	933	954,418
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	4,433	4,498,914
3.35%, 11/01/25 (Call 08/01/25)	3,828	3,958,222
3.40%, 08/01/24 (Call 05/01/24)(a)	7,323	7,546,785
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(a)	4,032	4,206,065
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(a)	399	410,419
3.88%, 03/01/26 (Call 01/01/26)	3,372	3,548,556
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	805	812,879
3.13%, 06/01/26 (Call 03/01/26)(a)	1,543	1,574,344
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	3,842	3,932,286
3.65%, 08/01/25 (Call 06/01/25)	956	996,389
3.85%, 01/15/24 (Call 10/15/23)	2,563	2,645,252
5.59%, 05/17/25	1,496	1,634,288
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	12,840	13,192,458
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(b)	200	203,884
4.88%, 10/01/24(b)	5,953	6,191,834
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,410	2,318,057
2.50%, 09/01/24 (Call 08/01/24)	5,632	5,650,452
2.85%, 03/01/27 (Call 02/01/27)	4,000	4,010,843
2.90%, 12/01/26 (Call 10/01/26)	25	25,219
3.35%, 09/01/25 (Call 08/01/25)	3,005	3,077,808
3.40%, 03/01/23 (Call 02/01/23)	5,838	5,931,823
3.65%, 03/18/24 (Call 02/18/24)(a)	6,146	6,328,285
3.75%, 06/09/23 (Call 05/09/23)(a)	5,765	5,891,897
3.88%, 12/01/23 (Call 11/01/23)	4,370	4,503,673
4.63%, 06/01/25 (Call 05/01/25)	3,393	3,603,414
TTX Co., 3.60%, 01/15/25(a)(b)	667	693,226
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	3,617	3,656,896
2.75%, 03/01/26 (Call 12/01/25)	3,798	3,855,618
3.15%, 03/01/24 (Call 02/01/24)	6,557	6,725,053
3.25%, 01/15/25 (Call 10/15/24)(a)	2,395	2,465,842
3.25%, 08/15/25 (Call 05/15/25)(a)	4,356	4,490,305
3.50%, 06/08/23 (Call 05/08/23)	8,400	8,596,291
3.65%, 02/15/24 (Call 11/15/23)	3,576	3,688,292
3.75%, 03/15/24 (Call 12/15/23)	3,579	3,701,659
3.75%, 07/15/25 (Call 05/15/25)(a)	4,615	4,845,149
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(a)	4,673	4,706,704
2.40%, 11/15/26 (Call 08/15/26)(a)	2,036	2,053,199
2.50%, 04/01/23 (Call 03/01/23)	11,359	11,473,659
2.80%, 11/15/24 (Call 09/15/24)(a)	5,386	5,471,692
3.90%, 04/01/25 (Call 03/01/25)(a)	7,827	8,240,040
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	9,805	9,409,840

		242,083,687

Security	Par (000)	Value

Trucking & Leasing — 0.5%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(b)	$6,979	$6,697,033
2.63%, 03/20/25 (Call 02/20/25)(b)	7,545	7,337,513
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(a)	1,025	1,045,961
3.25%, 09/15/26 (Call 06/15/26)(a)	484	495,593
3.90%, 03/30/23(a)	2,311	2,359,228
4.35%, 02/15/24 (Call 01/15/24)(a)	3,205	3,339,057
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	7,968	7,554,859
1.70%, 06/15/26 (Call 05/15/26)(b)	11,241	10,813,262
2.70%, 03/14/23 (Call 02/14/23)(b)	7,046	7,117,402
2.70%, 11/01/24 (Call 10/01/24)(a)(b)	5,087	5,123,891
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	2,883	2,965,296
3.45%, 07/01/24 (Call 06/01/24)(b)	6,782	6,936,033
3.90%, 02/01/24 (Call 01/01/24)(b)	4,964	5,112,729
3.95%, 03/10/25 (Call 01/10/25)(b)	4,509	4,685,935
4.00%, 07/15/25 (Call 06/15/25)(b)	2,814	2,928,534
4.13%, 08/01/23 (Call 07/01/23)(b)	6,545	6,730,609
4.45%, 01/29/26 (Call 11/29/25)(b)	4,720	5,026,275
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	7,575	7,271,682
3.55%, 04/15/24 (Call 03/15/24)(a)(b)	4,562	4,672,218
4.13%, 07/15/23 (Call 06/15/23)(b)	6,144	6,307,465

		104,520,575

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(a)	4,950	4,713,979
3.38%, 01/20/27 (Call 12/20/26)	1,050	1,013,981

		5,727,960

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	3,695	3,816,801
3.85%, 03/01/24 (Call 12/01/23)(a)	1,622	1,676,473
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	815	840,681

		6,333,955

Total Corporate Bonds & Notes — 98.8% (Cost: $22,760,298,875)		22,159,668,520

Foreign Government Obligations(f)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	10,235	10,081,578

South Korea — 0.2%
Korea Electric Power Corp., 1.13%, 06/15/25(b)	1,914	1,845,058
Korea Gas Corp.
1.13%, 07/13/26(b)	5,075	4,810,288
2.25%, 07/18/26(b)	2,220	2,213,628
3.50%, 07/02/26(b)	4,650	4,867,201
3.88%, 02/12/24(b)	479	497,696
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	3,000	2,874,309
3.75%, 07/25/23(b)	2,555	2,622,309
Korea National Oil Corp.
1.25%, 04/07/26(b)	3,000	2,862,090
1.75%, 04/18/25(b)	5,000	4,910,950
2.50%, 10/24/26(b)	4,609	4,623,196

S C H E D U L E O F I N V E S T M E N T S	151

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
2.63%, 04/14/26(b)	$1,966	$1,972,857
3.25%, 07/10/24(b)	424	436,086
3.25%, 10/01/25(b)	1,734	1,775,291

		36,310,959

Total Foreign Government Obligations — 0.2% (Cost: $47,719,006)		46,392,537

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(g)(h)(i)	1,304,553	1,304,813,663
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(g)(h)	268,646	268,646,000

		1,573,459,663

Total Short-Term Investments — 7.0% (Cost: $1,573,379,384)		1,573,459,663

Total Investments in Securities — 106.0% (Cost: $24,381,397,265)		23,779,520,720

Other Assets, Less Liabilities — (6.0)%		(1,343,319,137)

Net Assets — 100.0%		$22,436,201,583

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,123,766,825	$181,492,435	(a)	$—	$(158,608)	$(286,989)	$1,304,813,663	1,304,553	$2,021,254	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	136,326,000	132,320,000	(a)	—	—	—	268,646,000	268,646	18,561		—

					$(158,608)	$(286,989)	$1,573,459,663		$2,039,815		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

152	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$22,159,668,520	$—	$22,159,668,520
Foreign Government Obligations	—	46,392,537	—	46,392,537
Money Market Funds	1,573,459,663	—	—	1,573,459,663

	$1,573,459,663	$22,206,061,057	$—	$23,779,520,720

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	153

Schedule of Investments February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$2,282	$2,164,124
4.65%, 10/01/28 (Call 07/01/28)(a)	2,224	2,442,675
4.75%, 03/30/30 (Call 12/30/29)(a)	3,022	3,351,336
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	2,498	2,394,709
2.60%, 08/01/31 (Call 05/01/31)	6,199	5,957,205
4.20%, 06/01/30 (Call 03/01/30)(a)	2,509	2,717,348

		19,027,397

Aerospace & Defense — 1.5%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)(b)	627	647,134
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	659	797,933
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	4,906	4,432,247
3.40%, 04/15/30 (Call 01/15/30)(b)	6,020	6,145,744
Boeing Co. (The)
2.80%, 03/01/27 (Call 12/01/26)	2,783	2,747,578
2.95%, 02/01/30 (Call 11/01/29)(a)	4,952	4,740,723
3.20%, 03/01/29 (Call 12/01/28)(a)	6,427	6,353,960
3.25%, 02/01/28 (Call 12/01/27)(a)	2,455	2,452,811
3.25%, 03/01/28 (Call 12/01/27)(a)	2,514	2,510,939
3.45%, 11/01/28 (Call 08/01/28)	3,764	3,783,169
3.63%, 02/01/31 (Call 11/01/30)(a)	2,651	2,673,608
5.04%, 05/01/27 (Call 03/01/27)(a)	12,001	13,037,262
5.15%, 05/01/30 (Call 02/01/30)	18,391	20,313,662
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	1,850	1,796,231
2.63%, 11/15/27 (Call 08/15/27)(a)	3,511	3,531,977
3.50%, 04/01/27 (Call 02/01/27)(a)	3,277	3,453,050
3.63%, 04/01/30 (Call 01/01/30)(a)	5,428	5,774,310
3.75%, 05/15/28 (Call 02/15/28)	3,936	4,160,584
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	2,939	2,649,910
2.90%, 12/15/29 (Call 09/15/29)(a)	1,720	1,705,603
4.40%, 06/15/28 (Call 03/15/28)	4,054	4,373,643
4.40%, 06/15/28 (Call 03/15/28)(a)	4,727	5,099,706
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)(a)	2,119	1,984,355
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)(a)	9,343	9,545,368
4.40%, 05/01/30 (Call 02/01/30)(a)	3,893	4,289,464
Northrop Grumman Systems Corp., 7.75%, 02/15/31	50	66,943
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,337	4,860,475
2.25%, 07/01/30 (Call 04/01/30)(a)	2,749	2,602,912
2.38%, 03/15/32 (Call 12/15/31)	5,360	5,087,895
3.13%, 05/04/27 (Call 02/04/27)(a)	5,700	5,862,648
3.50%, 03/15/27 (Call 12/15/26)	5,879	6,152,551
4.13%, 11/16/28 (Call 08/16/28)(a)	11,906	12,864,378
7.20%, 08/15/27(a)	677	832,203
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)(a)	3,662	3,556,453
2.75%, 04/01/31 (Call 01/01/31)	5,410	5,221,544

		166,108,973

Agriculture — 1.0%
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	600	604,978

Security	Par (000)	Value

Agriculture (continued)
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)(a)	$4,435	$3,959,537
3.40%, 05/06/30 (Call 02/06/30)	3,968	3,906,043
4.80%, 02/14/29 (Call 11/14/28)	9,036	9,761,502
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	1,000	1,011,593
3.25%, 03/27/30 (Call 12/27/29)	5,173	5,363,264
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	8,518	7,951,282
2.73%, 03/25/31 (Call 12/25/30)(a)	5,996	5,495,079
3.46%, 09/06/29 (Call 06/06/29)(a)	3,058	3,004,001
3.56%, 08/15/27 (Call 05/15/27)(a)	16,603	16,709,746
4.70%, 04/02/27 (Call 02/02/27)	4,268	4,533,218
4.91%, 04/02/30 (Call 01/02/30)	4,731	5,051,156
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)(a)	5,162	4,912,990
3.75%, 09/25/27 (Call 06/25/27)	2,655	2,759,369
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	2,460	2,230,155
2.13%, 04/23/30 (Call 01/23/30)(b)	4,149	3,945,968
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	5,166	4,868,419
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,438	2,534,023
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	4,316	4,381,574
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	3,115	2,818,620
2.10%, 05/01/30 (Call 02/01/30)	4,451	4,183,251
3.13%, 08/17/27 (Call 05/17/27)	2,217	2,287,425
3.13%, 03/02/28 (Call 12/02/27)(a)	2,462	2,526,578
3.38%, 08/15/29 (Call 05/15/29)	3,705	3,815,317
Viterra Finance BV, 3.20%, 04/21/31 (Call 01/21/31)(a)(b)	3,190	3,074,948

		111,690,036

Airlines — 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	16,607	17,319,877
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	8,505	8,972,775
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)(a)	3,483	3,313,960
3.45%, 11/16/27 (Call 08/16/27)(a)	1,060	1,087,294
5.13%, 06/15/27 (Call 04/15/27)(a)	9,261	10,266,744

		40,960,650

Apparel — 0.2%
NIKE Inc.
2.75%, 03/27/27 (Call 01/27/27)(a)	4,520	4,640,293
2.85%, 03/27/30 (Call 12/27/29)	7,693	7,818,496
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a).	4,355	4,343,422
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(a)	567	592,725
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)(a)	2,199	2,227,297
2.95%, 04/23/30 (Call 01/23/30)	4,350	4,276,322

		23,898,555

Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.80%, 01/13/31(a)	898	829,227
2.00%, 03/24/28	3,237	3,119,905
2.25%, 01/12/29	3,500	3,392,873

154	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 02/15/28	$2,258	$2,365,647
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	2,985	2,994,513
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	3,535	3,542,356
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	2,762	2,554,217
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	272	284,661
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	2,975	3,154,812
3.75%, 04/12/28 (Call 01/12/28)(b)	2,780	2,956,835
3.95%, 08/14/28 (Call 05/14/28)(b)	2,349	2,524,002
4.15%, 04/09/30 (Call 01/09/30)(b)	4,906	5,346,912
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,665	2,585,311
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	4,738	4,252,502
7.13%, 03/01/28(a)	110	137,923
Daimler Finance North America LLC
2.45%, 03/02/31(b)	3,347	3,199,013
2.63%, 03/10/30(a)(b)	2,770	2,688,715
3.10%, 08/15/29(a)(b)	2,661	2,679,838
3.75%, 02/22/28(b)	4,217	4,450,162
4.30%, 02/22/29(a)(b)	2,325	2,514,675
8.50%, 01/18/31	7,063	9,974,421
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(b)	3,715	3,566,533
2.50%, 12/14/31(b)	3,855	3,634,760
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	4,143	4,365,951
5.00%, 10/01/28 (Call 07/01/28)	4,082	4,458,623
6.80%, 10/01/27 (Call 08/01/27)(a)	5,483	6,456,015
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	4,972	4,491,431
2.40%, 04/10/28 (Call 02/10/28)(a)	4,972	4,751,630
2.40%, 10/15/28 (Call 08/15/28)	3,500	3,310,859
2.70%, 08/20/27 (Call 06/20/27)(a)	4,773	4,671,312
2.70%, 06/10/31 (Call 03/10/31)	4,882	4,517,629
3.10%, 01/12/32 (Call 10/12/31)	6,310	6,022,394
3.60%, 06/21/30 (Call 03/21/30)	5,475	5,494,058
3.85%, 01/05/28 (Call 10/05/27)	2,663	2,750,799
5.65%, 01/17/29 (Call 10/17/28)	2,702	3,037,437
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	3,063	2,835,194
2.00%, 06/15/28 (Call 04/15/28)(a)(b)	4,058	3,773,091
2.10%, 09/15/28 (Call 07/17/28)(b)	3,935	3,660,232
2.38%, 10/15/27 (Call 08/15/27)(b)	3,292	3,170,536
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,928	4,675,773
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	280	291,366
Kia Corp., 3.50%, 10/25/27(a)(b)	1,355	1,402,398
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(a)(b)	4,522	4,213,574
Nissan Motor Acceptance Corp., 2.75%, 03/09/28 (Call 01/09/28)(b)	3,915	3,743,385
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(a)(b)	12,604	12,975,084
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	12,459	13,059,828
Stellantis Finance U.S. Inc., 2.69%, 09/15/31 (Call 06/15/31)(b)	5,382	4,984,238
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	3,098	3,035,017
2.76%, 07/02/29(a)	1,700	1,719,740
3.67%, 07/20/28(a)	2,558	2,733,192

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	$3,012	$2,826,461
1.65%, 01/10/31	2,148	1,963,341
1.90%, 04/06/28	3,193	3,077,184
1.90%, 09/12/31(a)	5,657	5,233,015
2.15%, 02/13/30	3,704	3,558,871
2.40%, 01/13/32	110	106,050
3.05%, 01/11/28(a)	2,693	2,777,325
3.38%, 04/01/30	4,147	4,339,132
3.65%, 01/08/29(a)	2,335	2,491,390
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	3,855	3,628,527
3.75%, 05/13/30(b)	3,126	3,257,661
4.75%, 11/13/28(a)(b)	4,585	5,070,744

		231,680,300

Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,424	1,532,952
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	4,803	4,785,167
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	3,150	2,918,962
3.50%, 05/30/30 (Call 02/28/30)(a)	1,064	1,070,277
3.80%, 09/15/27 (Call 06/15/27)(a)	1,869	1,945,932
4.25%, 05/15/29 (Call 02/15/29)(a)	1,999	2,117,721
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	4,121	3,964,835

		18,335,846

Banks — 20.6%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28)(a)(b)(c)	3,000	2,868,638
ANZ New Zealand Int’l Ltd./London
2.55%, 02/13/30(a)(b)	2,800	2,757,491
3.45%, 07/17/27(a)(b)	2,319	2,426,913
3.45%, 01/21/28(b)	2,475	2,574,623
ASB Bank Ltd., 2.38%, 10/22/31(b)	4,231	3,985,494
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	6,363	5,793,000
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)(b)	1,000	936,250
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	2,870	2,679,862
3.50%, 10/12/27(a)(b)	1,010	1,037,785
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	830	850,061
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(b)	1,605	1,653,952
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(a)(b)	4,425	3,894,000
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(b)	500	486,350
Banco Santander SA
2.75%, 12/03/30(a)	7,408	6,750,983
2.96%, 03/25/31(a)	4,175	4,009,973
3.23%, 11/22/32 (Call 11/22/31)(c)	4,980	4,618,254
3.31%, 06/27/29(a)	5,707	5,779,022
3.49%, 05/28/30	5,482	5,489,041
3.80%, 02/23/28(a)	4,807	4,945,641
4.25%, 04/11/27	4,217	4,451,702
4.38%, 04/12/28(a)	5,956	6,333,745
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(a)(b)(c)	5,800	5,476,882

S C H E D U L E O F I N V E S T M E N T S	155

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 09/19/28(b)	$3,183	$3,507,316
9.03%, 03/15/29(b)	900	1,185,957
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(c)	13,290	12,012,669
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)(c)	11,744	10,632,286
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(c)	14,865	14,054,611
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(c)	10,960	10,167,076
2.48%, 09/21/36 (Call 09/21/31)(c)	9,725	8,827,780
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(c)	10,207	9,720,051
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)(c)	14,835	14,044,599
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(c)	14,634	13,989,145
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(c)	20,910	20,110,328
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(c)	9,555	9,370,343
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(c)	33,675	32,989,031
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(c)	12,018	12,013,784
3.25%, 10/21/27 (Call 10/21/26)	11,114	11,365,422
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)(c)	28,601	29,239,931
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(c)	8,507	8,785,374
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	10,165	10,529,235
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(c)	12,321	12,879,716
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)(c)	14,856	15,558,950
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(c)	10,247	10,915,294
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	10,388	10,913,982
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(c)	8,095	7,740,695
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(c)	5,920	5,646,075
3.80%, 12/15/32 (Call 12/15/27)(a)(c)	4,217	4,327,703
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)	2,202	2,087,656
1.65%, 01/28/31 (Call 10/28/30)(a)	1,433	1,319,168
1.80%, 07/28/31 (Call 04/28/31)	3,891	3,572,971
2.50%, 01/26/32 (Call 10/26/31)	2,785	2,709,509
3.00%, 10/30/28 (Call 07/30/28)	2,365	2,388,291
3.25%, 05/16/27 (Call 02/16/27)	3,368	3,495,561
3.30%, 08/23/29 (Call 05/23/29)	4,157	4,293,130
3.40%, 01/29/28 (Call 10/29/27)	3,480	3,646,695
3.85%, 04/28/28	4,118	4,412,095
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,849	2,733,937
Bank of New Zealand, 2.87%, 01/27/32(b)	1,330	1,306,000
Bank of Nova Scotia (The)
2.15%, 08/01/31(a)	3,085	2,878,486
2.45%, 02/02/32	1,310	1,246,504

Security	Par (000)	Value

Banks (continued)
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	$1,716	$1,816,273
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(c)	5,199	4,904,558
2.67%, 03/10/32 (Call 03/10/31)(a)(c)	4,008	3,756,227
2.89%, 11/24/32 (Call 11/24/31)(a)(c)	5,055	4,789,749
3.56%, 09/23/35 (Call 09/23/30)(a)(c)	5,195	4,965,333
4.34%, 01/10/28 (Call 01/10/27)(a)	6,163	6,493,509
4.84%, 05/09/28 (Call 05/07/27)(a)	10,381	10,964,057
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)(c)	9,577	10,371,360
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)(c)	7,205	7,685,521
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)(c)	7,148	6,670,012
2.16%, 09/15/29 (Call 09/15/28), (SOFR + 1.218%)(a)(b)(c)	6,175	5,716,940
2.59%, 08/12/35 (Call 08/12/30)(a)(b)(c)	6,942	6,265,901
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)(c)	10,102	9,604,048
3.13%, 01/20/33 (Call 01/20/32), (SOFR + 1.561%)(b)(c)	7,010	6,781,355
3.50%, 11/16/27(a)(b)	8,056	8,182,670
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	4,611	4,748,894
4.40%, 08/14/28(a)(b)	10,097	10,752,354
4.63%, 03/13/27(a)(b)	6,416	6,762,935
4.63%, (Call 02/25/31)(a)(b)(c)(d)	705	652,125
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(b)(c)	5,026	5,578,878
BPCE SA
2.28%, 01/20/32 (Call 01/20/31), (SOFR + 1.312%)(a)(b)(c)	6,142	5,575,428
2.70%, 10/01/29(a)(b)	3,602	3,537,908
3.12%, 10/19/32 (Call 10/19/31), (SOFR + 1.730%)(a)(b)(c)	6,667	6,284,562
3.25%, 01/11/28(a)(b)	4,283	4,383,879
3.50%, 10/23/27(a)(b)	5,631	5,700,824
4.63%, 09/12/28(a)(b)	4,115	4,419,461
CIMB Bank Bhd, 2.13%, 07/20/27(b)	4,800	4,698,432
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(c)	11,650	10,971,690
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(c)	14,768	14,015,607
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(c)	17,035	16,265,704
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)(c)	11,059	10,662,224
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(c)	11,240	11,090,487
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(c)	7,460	7,354,446
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(c)	12,667	13,016,303
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(c)	10,945	11,325,730
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(c)	12,330	12,970,872

156	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(c)	$8,662	$9,113,930
4.13%, 07/25/28(a)	10,862	11,418,824
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)(c)	19,906	21,567,510
4.45%, 09/29/27	19,866	21,217,541
6.63%, 01/15/28(a)	874	1,045,614
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,694	1,621,698
3.25%, 04/30/30 (Call 01/30/30)(a)	3,020	3,057,499
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	1,487	1,594,364
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	5,130	4,740,886
2.69%, 03/11/31(a)(b)	7,572	7,065,421
3.15%, 09/19/27(a)(b)	1,935	2,010,922
3.61%, 09/12/34 (Call 09/12/29)(a)(b)(c)	5,730	5,721,474
3.90%, 03/16/28(a)(b)	4,248	4,598,989
Credit Agricole SA
3.25%, 01/14/30(a)(b)	6,482	6,284,741
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	4,312	4,350,467
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31), (SOFR + 1.730%)(a)(b)(c)	14,436	13,688,570
3.87%, 01/12/29 (Call 01/12/28), (3 mo. LIBOR US + 1.410%)(a)(b)(c)	9,862	9,987,442
4.19%, 04/01/31 (Call 04/01/30), (SOFR + 3.730%)(a)(b)(c)	14,699	15,265,615
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	10,544	10,965,730
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,450	1,520,300
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)(b)	3,035	2,864,686
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(c)	6,138	5,767,361
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(c)	7,280	7,184,361
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	1,811	1,744,839
4.65%, 09/13/28 (Call 06/13/28)	5,321	5,761,542
DNB Bank ASA, 1.61%, 03/30/28 (Call 03/30/27)(b)(c)	3,108	2,926,390
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	3,021	3,018,185
3.95%, 03/14/28 (Call 02/14/28)(a)	2,660	2,828,871
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	1,046	1,228,490
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,820	2,080,859
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(c)	13,121	11,829,604
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	19,661	18,225,080
2.60%, 02/07/30 (Call 11/07/29)	10,877	10,439,360
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	18,319	17,319,666
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(c)	10,062	9,541,722
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(c)	17,470	17,197,152
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(c)	12,594	13,037,560
3.80%, 03/15/30 (Call 12/15/29)	12,858	13,393,550

Security	Par (000)	Value

Banks (continued)
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(c)	$12,564	$13,039,335
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)(c)	17,399	18,444,157
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30), (3 mo. LIBOR US + 4.980%)(a)(b)(c)(d)	3,000	4,567,500
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(c)	6,286	5,897,995
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(c)	10,380	9,685,317
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(c)	8,076	7,417,367
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(c)	13,623	12,859,831
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)(c)	7,893	7,551,368
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(c)	9,095	8,627,991
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(c)	15,327	15,811,571
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)(c)	13,552	14,042,592
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)(c)	15,543	16,536,339
4.95%, 03/31/30	12,354	13,665,437
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)(c)	2,896	2,650,835
2.55%, 02/04/30 (Call 11/04/29)(a)	2,832	2,750,156
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)(b)	1,300	1,335,721
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	1,774	1,866,571
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(c)	1,637	1,563,444
3.95%, 03/29/27	7,083	7,429,210
4.05%, 04/09/29(a)	5,133	5,437,170
4.55%, 10/02/28	6,590	7,156,901
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,015	1,026,712
3.88%, 01/12/28(b)	791	798,834
Series XR, 4.00%, 09/23/29(b)	1,700	1,710,732
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(c)	7,446	6,695,680
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)(c)	14,455	13,176,319
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)(c)	9,733	9,215,787
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(c)	5,958	5,747,210
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(c)	13,841	13,240,223
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(c)	15,642	14,944,259
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(c)	15,357	14,710,596
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(c)	18,457	18,031,872

S C H E D U L E O F I N V E S T M E N T S	157

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	$15,052	$14,636,687
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(c)	14,350	14,183,754
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(c)	10,768	11,046,815
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(c)	13,175	13,623,664
3.63%, 12/01/27 (Call 12/01/26)(a)	6,714	6,990,766
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(c)	12,900	13,406,790
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)(c)	10,867	11,444,692
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)(c)	12,993	13,820,127
4.25%, 10/01/27	5,643	6,037,058
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)(c)	11,413	12,339,122
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(c)	13,654	14,987,119
8.00%, 04/29/27	2,662	3,306,925
8.75%, 09/01/30	1,065	1,511,547
KeyBank N.A./Cleveland OH
3.90%, 04/13/29	1,947	2,040,795
6.95%, 02/01/28(a)	515	622,290
KeyCorp.
2.25%, 04/06/27(a)	3,500	3,445,419
2.55%, 10/01/29	3,681	3,569,640
4.10%, 04/30/28	3,762	4,034,872
Kookmin Bank, 2.50%, 11/04/30(b)	950	891,645
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(c)	8,828	9,028,091
4.38%, 03/22/28(a)	7,651	8,157,769
4.55%, 08/16/28(a)	6,327	6,827,008
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(a)(b)(c)	3,190	2,972,142
3.62%, 06/03/30(a)(b)	3,558	3,524,374
Macquarie Group Ltd.
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(b)(c)	2,173	2,056,432
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)(c)	2,980	2,796,199
2.87%, 01/14/33 (Call 01/14/32), (SOFR + 1.532%)(b)(c)	7,640	7,218,038
3.76%, 11/28/28 (Call 11/28/27), (3 mo. LIBOR US + 1.372%)(a)(b)(c)	3,397	3,520,159
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(b)(c)	2,015	2,170,520
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)(c)	4,336	4,808,454
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	960	994,672
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,916	6,372,274
2.31%, 07/20/32 (Call 07/20/31)(a)(c)	8,536	7,921,719
2.49%, 10/13/32 (Call 10/13/31)(c)	2,277	2,142,334
2.56%, 02/25/30(a)	6,144	5,910,007
2.85%, 01/19/33 (Call 01/19/32)(c)	1,200	1,161,679
3.20%, 07/18/29	9,669	9,752,175
3.29%, 07/25/27(a)	4,450	4,572,115

Security	Par (000)	Value

Banks (continued)
3.74%, 03/07/29	$8,454	$8,851,103
3.96%, 03/02/28(a)	6,480	6,841,080
4.05%, 09/11/28	4,617	4,909,874
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(c)	4,520	4,116,620
2.17%, 05/22/32 (Call 05/22/31)(c)	1,898	1,743,418
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(c)	5,496	5,089,231
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	2,490	2,295,940
2.56%, 09/13/31	5,145	4,705,701
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)(c)	2,738	2,620,610
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(c)	2,359	2,314,308
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(c)	4,098	4,103,100
3.17%, 09/11/27	5,099	5,187,870
3.26%, 05/22/30 (Call 05/22/29)(a)(c)	7,310	7,326,444
3.66%, 02/28/27(a)	2,045	2,129,203
4.02%, 03/05/28(a)	4,834	5,122,956
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(c)	5,181	5,534,576
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(c)	12,731	11,363,773
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(c)	11,595	10,436,182
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	16,285	14,992,860
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(c)	14,782	13,424,224
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(c)	11,740	11,084,706
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(c)	17,524	16,955,487
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(c)	10,300	10,086,378
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(c)	14,296	14,759,616
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	15,271	15,787,160
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(c)	14,303	14,846,675
3.95%, 04/23/27	9,439	9,981,637
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(c)	15,213	16,411,913
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,374	7,614,866
2.99%, 05/21/31(b)	6,890	6,577,395
3.35%, 01/12/37 (Call 01/12/32)(b)(c)	3,220	3,073,345
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,523	6,603,991
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(c)	4,347	4,028,591
3.07%, 05/22/28 (Call 05/22/27)(c)	3,535	3,533,789
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(c)	5,892	6,290,815
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(c)	7,937	8,645,362

158	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(c)	$8,519	$9,390,541
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(b)(c)(d)	2,150	2,058,625
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	896	949,246
Norinchukin Bank (The), 2.08%, 09/22/31(a)(b)	7,600	7,201,716
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	4,785	4,549,565
3.15%, 05/03/29 (Call 02/03/29)	2,350	2,452,038
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(c)	1,117	1,138,246
3.65%, 08/03/28 (Call 05/03/28)(a)	2,485	2,668,752
PNC Bank N.A.
2.70%, 10/22/29	4,563	4,495,931
3.10%, 10/25/27 (Call 09/25/27)	5,356	5,534,869
3.25%, 01/22/28 (Call 12/23/27)	3,599	3,709,142
4.05%, 07/26/28	6,153	6,560,168
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(c)	2,600	2,480,586
2.55%, 01/22/30 (Call 10/24/29)	10,546	10,345,709
3.15%, 05/19/27 (Call 04/19/27)(a)	3,765	3,900,337
3.45%, 04/23/29 (Call 01/23/29)	7,628	8,009,532
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	4,234	3,967,805
Royal Bank of Canada, 2.30%, 11/03/31	7,661	7,243,222
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	3,369	3,548,526
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(c)	1,265	1,208,174
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(c)	3,458	3,547,295
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	160	166,060
4.00%, 04/23/29(b)	2,420	2,561,479
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(a)(b)(c)	5,813	5,399,953
3.00%, 01/22/30(a)(b)	5,162	4,953,412
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	5,125	4,931,340
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	1,890	1,817,278
4.75%, 09/14/28(a)(b)	5,111	5,462,140
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	5,530	5,088,114
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	5,665	5,230,279
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	5,010	4,794,914
4.31%, 05/21/30 (Call 05/21/29), (3 mo. LIBOR US + 1.910%)(a)(b)(c)	5,486	5,800,618
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	10,223	11,034,447
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	2,230	2,298,158
State Street Corp.
2.20%, 03/03/31(a)	4,229	3,984,485
2.40%, 01/24/30	3,721	3,649,143
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(c)	1,000	979,341
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)(c)	1,850	1,834,610
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(c)	2,267	2,327,195
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(c)	2,848	3,076,422

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	$3,386	$3,022,864
1.90%, 09/17/28	10,105	9,458,922
2.13%, 07/08/30	5,988	5,593,796
2.14%, 09/23/30	4,623	4,214,111
2.22%, 09/17/31	5,375	4,999,726
2.47%, 01/14/29(a)	2,475	2,393,563
2.72%, 09/27/29(a)	2,917	2,849,723
2.75%, 01/15/30(a)	6,596	6,465,615
3.04%, 07/16/29	12,501	12,460,954
3.20%, 09/17/29	2,859	2,859,898
3.35%, 10/18/27	3,045	3,132,580
3.36%, 07/12/27(a)	5,381	5,556,140
3.54%, 01/17/28	4,267	4,432,180
3.94%, 07/19/28	4,102	4,346,905
4.31%, 10/16/28(a)	3,527	3,824,700
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	2,835	2,565,738
2.10%, 05/15/28 (Call 03/15/28)	930	890,548
3.13%, 06/05/30 (Call 03/05/30)	3,280	3,297,277
Toronto-Dominion Bank (The)
2.00%, 09/10/31	4,676	4,342,678
2.45%, 01/12/32	5,495	5,285,604
3.63%, 09/15/31 (Call 09/15/26)(a)(c)	2,651	2,733,769
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,201	5,871,975
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	3,765	3,492,640
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(c)	5,110	4,825,069
1.95%, 06/05/30 (Call 03/05/30)	3,613	3,374,475
3.88%, 03/19/29 (Call 02/16/29)	3,486	3,702,828
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	4,933	4,411,653
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	1,695	1,675,566
2.49%, 11/03/36 (Call 11/03/31)(c)	7,055	6,599,386
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(c)	4,000	3,945,026
3.00%, 07/30/29 (Call 04/30/29)(a)	5,341	5,391,803
3.90%, 04/26/28 (Call 03/24/28)	4,606	4,924,849
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,741	6,994,503
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(b)(c)	9,204	8,373,144
2.75%, 02/11/33 (Call 02/11/32)(b)(c)	8,200	7,818,117
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(b)(c)	6,719	6,640,705
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,684	8,165,506
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(b)(c)	5,045	4,599,263
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	358	381,347
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(c)	15,372	15,023,319
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(c)	15,724	15,078,404
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(c)	18,261	17,970,449
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(c)	10,000	10,127,736

S C H E D U L E O F I N V E S T M E N T S	159

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(c)	$13,737	$14,184,717
4.15%, 01/24/29 (Call 10/24/28)(a)	12,818	13,668,227
4.30%, 07/22/27(a)	10,856	11,584,717
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(c)	12,902	14,082,978
Westpac Banking Corp.
1.95%, 11/20/28	4,260	4,076,352
2.15%, 06/03/31	5,513	5,252,462
2.65%, 01/16/30	4,017	3,991,853
2.67%, 11/15/35 (Call 11/15/30)(c)	7,774	7,041,012
3.02%, 11/18/36 (Call 11/18/31)(a)(c)	3,590	3,340,900
3.35%, 03/08/27(a)	4,365	4,557,935
3.40%, 01/25/28(a)	5,331	5,571,033
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	7,031	7,259,747
4.32%, 11/23/31 (Call 11/23/26)(c)	5,269	5,488,763
Wintrust Financial Corp., 4.85%, 06/06/29	513	534,375
Woori Bank, 5.13%, 08/06/28(b)	467	523,022
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	1,974	1,981,320

		2,307,855,688

Beverages — 2.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28 (Call 03/29/28)(b)	2,000	1,840,000
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	8,615	9,000,398
4.00%, 04/13/28 (Call 01/13/28)(a)	11,788	12,554,684
4.75%, 01/23/29 (Call 10/23/28)(a)	19,972	22,170,227
4.90%, 01/23/31 (Call 10/23/30)	3,577	4,101,081
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(b)	3,880	4,216,450
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	185	167,588
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	5,867	5,430,422
1.38%, 03/15/31	2,593	2,330,974
1.45%, 06/01/27(a)	3,836	3,676,764
1.50%, 03/05/28	4,147	3,953,772
1.65%, 06/01/30(a)	7,052	6,531,020
2.00%, 03/05/31(a)	3,862	3,658,065
2.13%, 09/06/29(a)	6,095	5,956,700
2.25%, 01/05/32(a)	10,620	10,243,847
2.90%, 05/25/27(a)	3,099	3,190,974
3.38%, 03/25/27(a)	6,378	6,719,216
3.45%, 03/25/30(a)	3,673	3,881,384
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)(a)	6,274	6,075,930
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	4,985	4,554,806
2.88%, 05/01/30 (Call 02/01/30)(a)	3,132	3,055,625
3.15%, 08/01/29 (Call 05/01/29)(a)	3,882	3,883,484
3.50%, 05/09/27 (Call 02/09/27)(a)	2,257	2,340,728
3.60%, 02/15/28 (Call 11/15/27)(a)	3,206	3,302,389
4.65%, 11/15/28 (Call 08/15/28)(a)	2,461	2,698,243
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,629	5,307,390
2.38%, 10/24/29 (Call 07/24/29)(a)	4,249	4,144,455
3.88%, 05/18/28 (Call 02/18/28)	2,409	2,582,313
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	6,066	6,259,306
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(b)	4,361	3,953,318
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	2,579	2,411,590
3.20%, 05/01/30 (Call 02/01/30)(a)	3,886	3,925,762

Security	Par (000)	Value

Beverages (continued)
3.43%, 06/15/27 (Call 03/15/27)	$2,443	$2,531,282
4.60%, 05/25/28 (Call 02/25/28)	9,498	10,363,262
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,299	2,970,498
1.63%, 05/01/30 (Call 02/01/30)	4,716	4,398,397
1.95%, 10/21/31 (Call 07/21/31)(a)	6,597	6,253,391
2.63%, 03/19/27 (Call 01/19/27)	2,739	2,800,030
2.63%, 07/29/29 (Call 04/29/29)(a)	5,752	5,808,533
2.75%, 03/19/30 (Call 12/19/29)	7,081	7,095,371
3.00%, 10/15/27 (Call 07/15/27)(a)	5,545	5,725,291
7.00%, 03/01/29	1,045	1,342,049
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	2,875	2,609,304
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	4,625	4,114,384

		220,130,697

Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,522	6,115,512
2.00%, 01/15/32 (Call 10/15/31)(a)	2,800	2,591,272
2.30%, 02/25/31 (Call 11/25/30)(a)	4,345	4,053,168
2.45%, 02/21/30 (Call 11/21/29)(a)	7,091	6,842,365
3.00%, 02/22/29 (Call 12/22/28)	100	101,056
3.20%, 11/02/27 (Call 08/02/27)(a)	4,958	5,105,957
3.35%, 02/22/32 (Call 11/22/31)	3,750	3,840,659
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)(a)	7,726	7,060,725
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	3,000	3,017,450
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,791	3,523,256
1.65%, 10/01/30 (Call 07/01/30)(a)	5,150	4,666,136
2.95%, 03/01/27 (Call 12/01/26)	6,037	6,159,860
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,854	2,705,260
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	6,520	5,823,636
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	5,027	4,715,445
2.15%, 09/02/31 (Call 06/02/31)(a)	2,840	2,541,681
2.20%, 09/02/30 (Call 06/02/30)	5,155	4,677,489

		73,540,927

Building Materials — 0.6%
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(a)(b)	1,880	1,939,231
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	3,239	3,132,543
2.72%, 02/15/30 (Call 11/15/29)	9,826	9,555,863
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	462	481,465
3.95%, 04/04/28 (Call 01/04/28)(b)	5,048	5,362,754
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,941	3,682,225
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	3,536	3,597,146
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	4,549	4,145,625
2.00%, 09/16/31 (Call 06/16/31)(a)	1,077	981,819
Lennox International Inc., 1.70%, 08/01/27 (Call 06/01/27)	1,578	1,509,458
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	2,082	1,950,136

160	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.45%, 06/01/27 (Call 03/01/27)	$535	$557,374
3.50%, 12/15/27 (Call 09/15/27)(a)	3,642	3,813,981
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	4,587	4,393,206
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,565	2,345,344
2.00%, 10/01/30 (Call 07/01/30)	1,580	1,442,449
2.00%, 02/15/31 (Call 11/15/30)	2,905	2,633,598
3.50%, 11/15/27 (Call 08/15/27)	1,599	1,642,529
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	2,357	2,433,611
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)(a)	1,669	1,744,739
3.95%, 08/15/29 (Call 05/15/29)	3,945	4,117,988
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,110	1,928,477
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)(a)	3,514	3,633,045
3.90%, 04/01/27 (Call 01/01/27)	1,994	2,098,410

		69,123,016

Chemicals — 1.7%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(b)	3,453	3,352,178
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)(a)	3,175	3,117,151
2.05%, 05/15/30 (Call 02/15/30)	4,571	4,370,550
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	3,955	3,646,510
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	100	101,120
4.50%, 01/31/30(b)	500	494,162
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	1,756	1,851,933
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(b)	2,938	3,070,826
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	3,590	3,347,530
4.80%, 11/30/28 (Call 08/30/28)	3,682	4,100,199
7.38%, 11/01/29	4,984	6,438,202
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	11,129	12,314,590
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	2,870	3,107,652
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	2,870	2,553,112
2.13%, 02/01/32 (Call 11/01/31)(a)	4,670	4,406,519
3.25%, 12/01/27 (Call 09/01/27)(a)	2,836	2,971,317
4.80%, 03/24/30 (Call 12/24/29)(a)	3,113	3,562,725
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	2,947	2,845,004
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(b)	3,395	3,208,275
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	3,015	3,038,007
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,015	3,851,146
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,096	2,003,051
4.50%, 05/01/29 (Call 02/01/29)(a)	4,491	4,768,777
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(b)	5,830	5,512,233
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	6,993	6,499,139
4.45%, 09/26/28 (Call 06/26/28)(a)	2,178	2,364,038

Security	Par (000)	Value

Chemicals (continued)
LG Chem Ltd.
2.38%, 07/07/31(b)	$3,045	$2,836,296
3.63%, 04/15/29(b)	1,000	1,046,850
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	3,965	3,531,749
LYB Finance Co. BV, 8.10%, 03/15/27(b)	2,214	2,725,021
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	1,924	1,805,111
3.38%, 05/01/30 (Call 02/01/30)(a)	1,357	1,384,575
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	3,175	3,597,275
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	2,916	3,082,644
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,708	2,613,202
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	3,038	3,023,808
4.20%, 04/01/29 (Call 01/01/29)	4,073	4,399,786
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(b)	3,580	3,235,425
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	914	891,736
2.80%, 08/15/29 (Call 05/15/29)(a)	2,567	2,564,643
3.75%, 03/15/28 (Call 12/15/27)(a)	3,178	3,420,541
Rohm & Haas Co., 7.85%, 07/15/29	2,108	2,754,866
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,815	1,768,712
3.75%, 03/15/27 (Call 12/15/26)(a)	2,164	2,283,042
4.55%, 03/01/29 (Call 12/01/28)	2,200	2,391,531
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,201	4,578,922
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	3,000	2,798,137
2.30%, 05/15/30 (Call 02/15/30)(a)	2,904	2,751,312
2.95%, 08/15/29 (Call 05/15/29)(a)	4,518	4,536,941
3.45%, 06/01/27 (Call 03/01/27)(a)	7,327	7,622,322
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(b)	2,500	2,596,900
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(b)	3,905	4,194,605
Westlake Corp, 3.38%, 06/15/30 (Call 03/15/30)	2,004	2,041,034
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,237	4,144,866
4.75%, 06/01/28 (Call 03/01/28)(b)	5,125	5,506,776

		187,024,574

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	959,776

Commercial Services — 1.3%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,445	1,341,280
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,768,903
4.00%, 07/30/27 (Call 06/30/27)(a)(b)	295	292,454
4.20%, 08/04/27 (Call 02/04/27)(a)(b)	5,826	5,817,727
4.38%, 07/03/29(a)(b)	3,080	3,021,439
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	3,740	3,474,091
4.00%, 05/01/28 (Call 05/01/23)(b)	1,853	1,908,399
4.25%, 11/01/29 (Call 11/01/24)(b)	3,097	3,220,404
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	664	683,090
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	5,058	4,543,102
1.70%, 05/15/28 (Call 03/15/28)	4,234	4,074,700

S C H E D U L E O F I N V E S T M E N T S	161

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	$2,369	$2,258,208
3.88%, 08/15/30 (Call 05/15/30)	3,490	3,525,580
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	2,696	2,846,890
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5,081	4,840,056
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(a)(b)	2,285	2,321,871
4.85%, 09/26/28(b)	3,983	4,334,635
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	555	541,051
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	4,740	4,354,561
3.10%, 05/15/30 (Call 02/15/30)	2,990	2,962,826
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,886	3,835,346
4.25%, 02/01/29 (Call 11/01/28)(b)	2,435	2,627,770
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,866	5,644,020
2.90%, 11/15/31 (Call 08/15/31)	2,580	2,460,011
3.20%, 08/15/29 (Call 05/15/29)(a)	6,075	5,996,668
4.45%, 06/01/28 (Call 03/01/28)	2,543	2,726,058
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)(b)	2,543	2,360,425
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	4,708	5,170,249
4.75%, 08/01/28 (Call 05/01/28)	3,468	3,908,549
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)(a)	989	946,454
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	3,273	2,998,498
3.25%, 01/15/28 (Call 10/15/27)(a)	2,305	2,387,277
4.25%, 02/01/29 (Call 11/01/28)	482	518,837
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	4,768	4,541,842
2.85%, 10/01/29 (Call 07/01/29)(a)	7,353	7,323,309
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	405	391,404
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	1,785	1,620,308
2.90%, 10/01/30 (Call 07/01/30)	3,971	3,807,790
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	3,749	3,752,102
4.00%, 03/18/29 (Call 12/18/28)(a)	4,450	4,738,889
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,155	2,795,296
2.50%, 12/01/29 (Call 09/01/29)(a)	2,685	2,632,204
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	2,473	2,384,759
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(a)(b)	5,613	5,281,157
3.38%, 03/22/27 (Call 12/22/26)(b)	2,284	2,349,462
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(a)(b)	3,458	3,321,930
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	285	289,275
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	3,372	3,595,637
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	696	646,504

		149,183,297

Security	Par (000)	Value

Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)(a)	$3,201	$3,014,282
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	9,855	9,279,104
1.25%, 08/20/30 (Call 05/20/30)	4,511	4,064,077
1.40%, 08/05/28 (Call 06/05/28)	11,888	11,229,954
1.65%, 05/11/30 (Call 02/11/30)	9,172	8,552,282
1.65%, 02/08/31 (Call 11/08/30)	10,972	10,193,894
1.70%, 08/05/31 (Call 05/05/31)(a)	2,534	2,348,885
2.20%, 09/11/29 (Call 06/11/29)	8,431	8,275,314
2.90%, 09/12/27 (Call 06/12/27)	10,915	11,260,644
3.00%, 06/20/27 (Call 03/20/27)	7,109	7,397,646
3.00%, 11/13/27 (Call 08/13/27)(a)	7,953	8,267,939
3.20%, 05/11/27 (Call 02/11/27)	8,935	9,346,371
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(b)	4,240	3,911,838
Dell Inc., 7.10%, 04/15/28	2,130	2,465,475
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	7,948	8,863,731
6.10%, 07/15/27 (Call 05/15/27)	2,102	2,420,886
6.20%, 07/15/30 (Call 04/15/30)(a)	3,660	4,331,726
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	2,959	2,812,568
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	2,795	2,568,695
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	5,110	4,796,521
3.00%, 06/17/27 (Call 04/17/27)(a)	4,595	4,634,215
3.40%, 06/17/30 (Call 03/17/30)	3,984	4,022,801
IBM Corp., 2.72%, 02/09/32 (Call 11/09/31)	2,000	1,967,954
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,432	5,217,045
1.95%, 05/15/30 (Call 02/15/30)(a)	6,479	6,084,043
3.50%, 05/15/29	14,856	15,571,755
6.22%, 08/01/27	917	1,087,284
6.50%, 01/15/28(a)	3,650	4,421,754
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(b)	2,879	2,672,027
3.15%, 10/15/31 (Call 07/15/31)(a)(b)	3,290	2,981,632
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	4,170	3,755,419
4.38%, 05/15/30 (Call 02/15/30)	4,423	4,695,988
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,935	4,723,782
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)(a)	2,605	2,579,049
2.70%, 06/22/30 (Call 03/22/30)	3,438	3,323,161
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2,460	2,311,583
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	1,295	1,214,493
3.10%, 02/01/32 (Call 11/01/31)(a)	820	761,780

		197,427,597

Cosmetics & Personal Care — 0.5%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,483	3,277,642
2.38%, 12/01/29 (Call 09/01/29)	3,485	3,425,447
2.60%, 04/15/30 (Call 01/15/30)(a)	2,857	2,835,561
3.15%, 03/15/27 (Call 12/15/26)	554	576,718
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	5,286	4,778,637
1.95%, 04/23/31	5,123	4,925,717
2.30%, 02/01/32(a)	3,000	2,974,549
2.80%, 03/25/27(a)	2,385	2,453,931

162	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.85%, 08/11/27(a)	$3,538	$3,637,697
3.00%, 03/25/30	7,421	7,732,515
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,425	2,164,782
1.75%, 08/12/31 (Call 05/12/31)	4,390	4,005,077
2.13%, 09/06/29 (Call 06/06/29)(a)	4,071	3,894,464
2.90%, 05/05/27 (Call 02/05/27)(a)	4,875	4,980,365
3.50%, 03/22/28 (Call 12/22/27)(a)	6,948	7,320,506

		58,983,608

Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	3,083	3,086,811
4.50%, 10/24/28 (Call 07/24/28)(b)	3,811	4,117,258

		7,204,069

Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	11,408	10,987,831
3.30%, 01/30/32 (Call 10/30/31)	16,280	15,455,840
3.40%, 10/29/33 (Call 07/29/33)	1,715	1,619,457
3.65%, 07/21/27 (Call 04/21/27)	5,272	5,357,680
3.88%, 01/23/28 (Call 10/23/27)(a)	3,831	3,891,809
4.63%, 10/15/27 (Call 08/15/27)(a)	3,232	3,432,997
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	1,989	2,019,417
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	2,488	2,272,728
2.88%, 01/15/32 (Call 10/15/31)(a)	5,115	4,785,706
3.00%, 02/01/30 (Call 11/01/29)	2,741	2,617,494
3.13%, 12/01/30 (Call 09/01/30)	1,670	1,609,672
3.25%, 10/01/29 (Call 07/01/29)(a)	2,486	2,435,287
3.63%, 04/01/27 (Call 01/01/27)(a)	2,354	2,405,439
3.63%, 12/01/27 (Call 09/01/27)	2,548	2,578,712
4.63%, 10/01/28 (Call 07/01/28)	3,241	3,437,104
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(a)(b)	3,545	3,385,542
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	5,346	4,997,869
8.00%, 11/01/31	11,855	15,615,794
8.00%, 11/01/31(a)	340	443,148
American Express Co., 3.30%, 05/03/27 (Call 04/03/27)(b)	7,493	7,740,735
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	95	98,597
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)(a)	1,043	975,647
Antares Holdings LP, 3.75%, 07/15/27 (Call 06/15/27)(b)	3,000	2,920,752
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(a)(b)	1,755	1,743,751
Aviation Capital Group LLC, 3.50%, 11/01/27 (Call 07/01/27)(a)(b)	4,355	4,303,607
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	10,338	9,680,599
2.75%, 02/21/28 (Call 12/21/27)(a)(b)	4,301	4,056,326
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	2,055	1,813,298
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	4,165	3,851,660
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	3,590	3,258,043
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,496	3,388,884

Security	Par (000)	Value

Diversified Financial Services (continued)
2.55%, 03/30/32 (Call 12/30/31)(b)	$920	$872,638
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	1,190	1,207,873
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,264	3,855,259
4.38%, 02/15/32 (Call 11/15/31)(b)	500	496,903
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,525	3,297,318
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	2,989	2,890,333
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	950	970,038
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(a)	3,840	3,538,620
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	3,415	3,265,884
3.90%, 01/25/28 (Call 10/25/27)	4,381	4,600,128
4.35%, 04/15/30 (Call 01/15/30)	2,746	2,952,839
4.85%, 03/29/29 (Call 12/29/28)	4,809	5,275,520
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)(c)	2,991	2,669,490
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)(c)	3,377	3,151,966
3.65%, 05/11/27 (Call 04/11/27)	4,666	4,831,940
3.75%, 03/09/27 (Call 02/09/27)	6,246	6,523,383
3.80%, 01/31/28 (Call 12/31/27)	6,430	6,695,052
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	2,759	2,487,209
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	4,465	4,055,692
1.95%, 12/01/31 (Call 09/01/31)	4,950	4,560,646
2.00%, 03/20/28 (Call 01/20/28)(a)	4,893	4,749,080
2.30%, 05/13/31 (Call 02/13/31)(a)	3,715	3,552,410
2.75%, 10/01/29 (Call 07/01/29)	3,271	3,268,679
3.20%, 03/02/27 (Call 12/02/26)(a)	4,052	4,204,520
3.20%, 01/25/28 (Call 10/25/27)(a)	4,233	4,417,956
3.25%, 05/22/29 (Call 02/22/29)	2,561	2,632,938
3.30%, 04/01/27 (Call 01/01/27)	4,128	4,294,555
4.00%, 02/01/29 (Call 11/01/28)(a)	3,477	3,760,569
4.63%, 03/22/30 (Call 12/22/29)(a)	276	312,388
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	4,616	4,349,082
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)(a)	3,088	3,298,447
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,922	1,987,135
FMR LLC, 7.57%, 06/15/29(b)	315	416,522
Franklin Resources Inc., 2.94%, 10/30/30 (Call 07/30/30)	4,331	3,873,398
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	990	934,322
Jefferies Group LLC, 6.45%, 06/08/27	2,207	2,590,384
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	6,027	5,599,515
4.15%, 01/23/30	5,522	5,796,374
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,714	1,777,602
4.38%, 03/11/29 (Call 12/11/28)(a)	2,647	2,812,844
4.50%, 09/19/28 (Call 06/19/28)	2,921	3,141,448
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,536	5,269,608
2.50%, 04/06/31 (Call 01/06/31)(b)	6,100	5,825,995
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,600	2,454,959

S C H E D U L E O F I N V E S T M E N T S	163

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.00%, 11/18/31 (Call 08/18/31)	$4,275	$4,044,137
2.95%, 06/01/29 (Call 03/01/29)	5,038	5,174,655
3.30%, 03/26/27 (Call 01/26/27)(a)	3,495	3,671,363
3.35%, 03/26/30 (Call 12/26/29)	6,931	7,259,570
3.50%, 02/26/28 (Call 11/26/27)(a)	2,959	3,143,395
Mitsubishi HC Capital Inc., 3.97%, 04/13/30 (Call 01/13/30)(a)(b)	230	249,019
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	2,504	2,623,727
4.50%, 06/20/28 (Call 03/20/28)	1,984	2,142,601
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	3,000	2,641,506
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	2,760	2,980,087
Nomura Holdings Inc.
2.17%, 07/14/28	3,553	3,341,897
2.61%, 07/14/31	4,885	4,557,945
2.68%, 07/16/30	4,084	3,871,893
2.71%, 01/22/29	5,820	5,634,860
3.00%, 01/22/32	3,810	3,666,810
3.10%, 01/16/30(a)	7,377	7,277,586
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	4,800	5,204,159
ORIX Corp.
2.25%, 03/09/31(a)	3,750	3,614,039
3.70%, 07/18/27	715	750,789
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	1,878	2,020,514
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	3,776	3,642,141
6.15%, 12/06/28(b)	1,867	2,098,672
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	2,544	2,803,125
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)(a)	3,224	3,375,913
SURA Asset Management SA, 4.38%, 04/11/27(b)	100	102,467
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	3,924	3,644,439
3.95%, 12/01/27 (Call 09/01/27)	4,518	4,654,271
5.15%, 03/19/29 (Call 12/19/28)(a)	3,530	3,837,994
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(a)(b)	626	604,673
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,297	2,127,035
1.10%, 02/15/31 (Call 11/15/30)(a)	4,605	4,080,286
1.90%, 04/15/27 (Call 02/15/27)(a)	7,058	6,956,621
2.05%, 04/15/30 (Call 01/15/30)	7,348	7,116,261
2.75%, 09/15/27 (Call 06/15/27)(a)	3,587	3,674,932
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)	1,825	1,739,439

		407,029,707

Electric — 6.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,135	1,076,559
4.88%, 04/23/30(b)	5,304	6,013,155
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,395	1,260,254
3.95%, 02/12/30(b)	4,519	4,208,343
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	2,325	2,446,290
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	2,922	2,680,850
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	6,120	5,664,917

Security	Par (000)	Value

Electric (continued)
3.95%, 07/15/30 (Call 04/15/30)(b)	$3,105	$3,167,721
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(b)	6,175	5,959,492
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	2,896	2,595,282
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	1,396	1,491,720
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	2,533	2,372,059
1.95%, 03/15/27 (Call 02/15/27)(a)	140	135,295
3.50%, 01/15/31 (Call 10/15/30)(a)	2,901	2,981,694
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	4,169	3,755,915
3.80%, 05/15/28 (Call 02/15/28)	2,180	2,325,881
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,323	2,172,648
3.20%, 11/13/27 (Call 08/13/27)(a)	2,487	2,542,420
3.88%, 02/15/62 (Call 11/15/26)(c)	200	186,556
Series J, 4.30%, 12/01/28 (Call 09/01/28)	3,063	3,286,975
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(a)(b)	50	48,002
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	3,025	2,904,332
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,575	1,630,944
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,505	1,370,136
2.60%, 08/15/29 (Call 05/15/29)(a)	2,734	2,658,997
2.95%, 09/15/27 (Call 06/15/27)	670	677,638
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	1,628	1,569,676
4.00%, 10/15/28 (Call 07/15/28)	2,064	2,189,007
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,140	1,223,932
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,575	4,781,772
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	2,913	2,767,644
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	2,825	2,532,241
3.25%, 04/15/28 (Call 01/15/28)(a)	2,460	2,557,250
3.70%, 07/15/30 (Call 04/15/30)	4,997	5,286,301
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,951	1,842,188
3.05%, 10/15/29 (Call 07/15/29)	2,002	1,979,246
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	855	867,097
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	560	538,444
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	1,717	1,642,596
2.95%, 03/01/30 (Call 12/01/29)	3,817	3,737,650
4.25%, 11/01/28 (Call 08/01/28)(a)	2,554	2,723,558
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)(a)	1,245	1,227,851
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,370	1,392,931
4.55%, 11/15/30 (Call 08/15/30)(b)	1,423	1,556,083
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,344	1,345,132
3.45%, 08/15/27 (Call 05/15/27)(a)	1,447	1,500,218
3.75%, 12/01/50 (Call 09/01/30)(c)	1,894	1,707,649
4.75%, 06/01/50 (Call 03/01/30)(c)	2,153	2,163,765

164	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	$2,350	$2,198,448
3.95%, 10/11/27 (Call 07/11/27)(b)	2,614	2,663,039
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	5,769	5,120,045
4.69%, 05/15/29 (Call 03/15/29)(b)	100	99,000
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,802	1,718,146
3.70%, 08/15/28 (Call 05/15/28)	2,255	2,372,206
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	1,673	1,712,352
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	2,630	2,456,342
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	2,312	2,376,974
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	2,556	2,435,703
3.80%, 05/15/28 (Call 02/15/28)(a)	2,015	2,133,714
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,432	4,551,619
Series B, 3.13%, 11/15/27 (Call 08/15/27)	2,806	2,855,777
Series D, 4.00%, 12/01/28 (Call 09/01/28)	895	957,091
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	1,718	1,830,721
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)(a)	3,070	3,276,453
Series B, 3.60%, 03/15/27 (Call 01/15/27)(a)	2,073	2,176,413
Series C, 2.25%, 08/15/31 (Call 05/15/31)	6,930	6,414,673
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	5,883	5,994,530
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	2,165	2,058,380
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	3,599	3,459,650
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,321	4,136,374
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,000	2,029,141
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	745	732,895
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	2,392	2,350,547
Series C, 3.40%, 06/15/29 (Call 03/15/29)	960	976,031
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,253	2,204,443
2.45%, 02/01/30 (Call 11/01/29)	2,340	2,285,888
2.55%, 04/15/31 (Call 01/15/31)(a)	2,784	2,716,273
3.95%, 11/15/28 (Call 08/15/28)(a)	3,520	3,803,295
Series A, 6.00%, 12/01/28	1,126	1,335,148
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	5,689	5,405,437
2.55%, 06/15/31 (Call 03/15/31)	5,124	4,797,969
3.15%, 08/15/27 (Call 05/15/27)(a)	3,539	3,612,387
3.40%, 06/15/29 (Call 03/15/29)	2,857	2,908,762
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,561	2,363,296
2.40%, 12/15/31 (Call 09/15/31)	2,860	2,725,041
2.50%, 12/01/29 (Call 09/01/29)(a)	2,453	2,407,913
3.80%, 07/15/28 (Call 04/15/28)	2,970	3,138,229
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,570	2,420,887
3.65%, 02/01/29 (Call 11/01/28)	2,091	2,191,196
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,645	3,395,054
3.45%, 03/15/29 (Call 12/15/28)	2,967	3,099,886
3.70%, 09/01/28 (Call 06/01/28)	2,513	2,661,801

Security	Par (000)	Value

Electric (continued)
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	$2,605	$2,427,872
2.78%, 01/07/32 (Call 10/07/31)(b)	965	908,386
3.62%, 08/01/27 (Call 05/01/27)(b)	1,755	1,791,808
Edison International
4.13%, 03/15/28 (Call 12/15/27)	2,833	2,915,555
5.75%, 06/15/27 (Call 04/15/27)(a)	2,383	2,645,428
EDP Finance BV, 1.71%, 01/24/28(b)	7,563	7,004,574
Electricite de France SA, 4.50%, 09/21/28 (Call 06/21/28)(a)(b)	9,151	9,705,782
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)(a)	2,315	2,162,694
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,921	5,228,562
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,465	6,993,579
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	5,674	5,119,273
3.50%, 04/06/28(a)(b)	6,311	6,506,922
3.63%, 05/25/27(a)(b)	190	195,836
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	2,381	2,223,283
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	1,295	1,377,421
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)(a)	2,993	2,807,795
2.40%, 06/15/31 (Call 03/05/31)	2,983	2,759,341
2.80%, 06/15/30 (Call 03/15/30)	3,287	3,158,753
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	2,063	1,843,236
3.05%, 06/01/31 (Call 03/01/31)	225	225,000
3.12%, 09/01/27 (Call 06/01/27)	2,323	2,369,689
3.25%, 04/01/28 (Call 01/01/28)(a)	2,126	2,174,053
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	2,263	2,265,782
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	3,408	3,077,272
4.00%, 03/30/29 (Call 12/30/28)(a)	1,813	1,929,318
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	3,806	3,774,471
Evergy Kansas Central Inc., 3.10%, 04/01/27 (Call 01/01/27)(a)	1,200	1,235,026
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,761	1,685,853
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	2,090	1,993,537
3.38%, 03/01/32 (Call 12/01/31)	3,000	3,039,264
Series M, 3.30%, 01/15/28 (Call 10/15/27)	1,579	1,603,749
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,845	1,972,145
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,213	2,849,905
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	5,980	6,345,720
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	650	626,086
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	750	728,363
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	1,596	1,630,370
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	3,138	3,031,550
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,328	1,378,247
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,603	1,694,154

S C H E D U L E O F I N V E S T M E N T S	165

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	$951	$912,653
3.60%, 04/01/29 (Call 01/01/29)	1,545	1,598,635
4.10%, 09/26/28 (Call 06/26/28)(a)	3,132	3,342,761
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)(a)	1,845	1,918,777
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	5,790,828
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	3,415	3,364,535
3.35%, 11/15/27 (Call 08/15/27)	2,552	2,630,913
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	930	894,964
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(b)	3,035	3,016,062
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(a)(b)	4,383	3,997,060
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(b)	885	792,190
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	2,425	2,609,621
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	2,453	2,526,384
3.65%, 04/15/29 (Call 01/15/29)(a)	6,664	7,101,389
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	3,900	4,141,331
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,365	5,241,927
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	1,398	1,472,752
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	1,982	2,040,419
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	1,724	1,758,668
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	898	947,660
National Grid USA, 8.00%, 11/15/30	15	19,392
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)(a)	920	804,281
1.65%, 06/15/31 (Call 03/15/31)(a)	1,425	1,268,251
2.40%, 03/15/30 (Call 12/15/29)	3,575	3,438,698
2.75%, 04/15/32 (Call 01/15/32)	3,000	2,939,351
3.05%, 04/25/27 (Call 01/25/27)	730	747,439
3.40%, 02/07/28 (Call 11/07/27)	2,760	2,846,076
3.70%, 03/15/29 (Call 12/15/28)	1,658	1,744,873
3.90%, 11/01/28 (Call 08/01/28)(a)	2,722	2,910,165
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,126	2,239,743
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	3,026	2,922,390
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	6,165	5,700,363
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)(a)	4,915	4,671,368
2.25%, 06/01/30 (Call 03/01/30)(a)	9,919	9,262,118
2.44%, 01/15/32 (Call 10/15/31)	6,605	6,179,754
2.75%, 11/01/29 (Call 08/01/29)(a)	5,286	5,193,243
3.50%, 04/01/29 (Call 01/01/29)(a)	4,508	4,660,995
3.55%, 05/01/27 (Call 02/01/27)(a)	3,992	4,145,840
3.80%, 03/15/82 (Call 03/15/27)(c)	2,165	2,031,616
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(c)	395	387,899
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(c)	2,436	2,575,548

Security	Par (000)	Value

Electric (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	$5,020	$4,660,912
4.28%, 12/15/28 (Call 09/15/28)(b)	3,455	3,660,896
Niagara Mohawk Power Corp., 2.76%, 01/10/32 (Call 10/10/31)(b)	3,110	3,019,531
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	2,830	2,704,521
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(b)	4,177	3,971,469
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	2,632	2,746,683
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	1,929	1,781,651
3.20%, 05/15/27 (Call 02/15/27)(a)	3,056	3,157,283
3.25%, 05/15/29 (Call 02/15/29)(a)	3,137	3,212,567
3.95%, 04/01/30 (Call 01/01/30)(a)	1,135	1,220,336
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	167,979
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,970	1,921,826
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	2,055	1,828,846
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,251	1,264,109
3.30%, 03/15/30 (Call 09/15/29)(a)	1,424	1,446,731
3.80%, 08/15/28 (Call 02/15/28)	2,178	2,275,257
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	1,279	1,265,721
2.75%, 05/15/30 (Call 02/15/30)(b)	715	712,119
3.70%, 11/15/28 (Call 08/15/28)	875	925,463
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	5,731	5,323,689
2.50%, 02/01/31 (Call 11/01/30)	7,723	6,877,031
3.00%, 06/15/28 (Call 04/15/28)	4,585	4,426,959
3.25%, 06/01/31 (Call 03/01/31)	7,561	7,130,447
3.30%, 03/15/27 (Call 12/15/26)	2,156	2,130,444
3.30%, 12/01/27 (Call 09/01/27)(a)	6,269	6,182,620
3.75%, 07/01/28(a)	4,778	4,766,811
4.20%, 03/01/29 (Call 01/01/29)(a)	4,200	4,295,875
4.40%, 03/01/32 (Call 12/01/31)	5,000	5,108,922
4.55%, 07/01/30 (Call 01/01/30)	13,322	13,684,388
4.65%, 08/01/28 (Call 05/01/28)	2,170	2,252,929
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)(a)	704	693,227
3.50%, 06/15/29 (Call 03/15/29)(a)	1,648	1,731,685
7.70%, 11/15/31(a)	320	438,145
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	1,956	1,961,256
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,850	1,910,945
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	3,527	3,493,635
4.13%, 05/15/27(b)	4,086	4,183,247
5.45%, 05/21/28(b)	5,722	6,224,849
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	5,528	5,092,283
3.38%, 02/05/30(a)(b)	975	927,303
5.38%, 01/25/29(b)	3,000	3,259,710
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)	580	627,463
Progress Energy Inc.
7.00%, 10/30/31	815	1,045,399
7.75%, 03/01/31	2,482	3,299,775

166	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	$960	$886,315
3.70%, 06/15/28 (Call 12/15/27)	2,022	2,140,186
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,219	2,057,585
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	875	822,263
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	2,440	2,279,307
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	3,728	3,444,677
2.45%, 01/15/30 (Call 10/15/29)(a)	1,928	1,880,252
3.00%, 05/15/27 (Call 02/15/27)(a)	2,189	2,243,033
3.20%, 05/15/29 (Call 02/15/29)(a)	2,068	2,122,085
3.65%, 09/01/28 (Call 06/01/28)(a)	1,984	2,088,021
3.70%, 05/01/28 (Call 02/01/28)(a)	1,272	1,343,607
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	3,825	3,398,996
2.45%, 11/15/31 (Call 08/15/31)(a)	395	374,352
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,364	2,247,453
4.10%, 06/15/30 (Call 03/15/30)(a)	2,585	2,681,128
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	811	992,943
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(a)(b)	298	306,128
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	3,862	3,506,238
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,188	3,257,094
3.40%, 02/01/28 (Call 11/01/27)	5,090	5,241,269
4.13%, 04/01/52 (Call 01/01/27)(c)	4,885	4,623,297
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,196	2,061,369
2.75%, 02/01/32 (Call 11/01/31)	2,210	2,129,246
2.85%, 08/01/29 (Call 05/01/29)(a)	2,441	2,402,221
6.65%, 04/01/29(a)	1,827	2,209,639
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,551	2,706,216
Series B, 3.65%, 03/01/28 (Call 12/01/27)(a)	1,784	1,849,079
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	2,773	2,628,944
Southern Co. (The)
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	4,648	4,323,105
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	2,065	1,931,156
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	4,349	4,483,044
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	2,864	3,034,014
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	4,150	4,416,270
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	515	532,125
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	10,518	11,050,842
4.25%, 05/02/28(b)	3,716	4,076,675
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)(a)	1,945	1,850,319
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	1,250	1,285,950
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,694	2,383,629
3.25%, 05/15/32 (Call 02/15/32)	1,000	1,011,347
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,825	3,608,580
2.95%, 06/15/27 (Call 03/15/27)	2,041	2,075,061
2.95%, 03/15/30 (Call 12/15/29)(a)	317	320,077
3.50%, 03/15/29 (Call 12/15/28)	2,808	2,931,661

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	$1,375	$1,299,857
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	1,878	1,888,000
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	2,148	2,257,394
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,250	3,453,301
Virginia Electric and Power Co, 2.40%, 03/30/32 (Call 12/30/31)	2,000	1,902,779
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,017	4,068,949
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)(a)	1,696	1,577,414
1.80%, 10/15/30 (Call 07/15/30)	2,274	2,070,328
2.20%, 12/15/28 (Call 10/15/28)(a)	4,160	3,991,817
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	935	891,321
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,500	2,330,920
3.00%, 07/01/29 (Call 04/01/29)	1,493	1,504,791
3.05%, 10/15/27 (Call 07/15/27)	1,116	1,137,282
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)(a)	2,232	2,101,560
2.60%, 12/01/29 (Call 06/01/29)	2,955	2,880,769
3.40%, 06/01/30 (Call 12/01/29)(a)	3,196	3,300,278
4.00%, 06/15/28 (Call 12/15/27)(a)	3,889	4,118,276

		764,524,832

Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	2,679	2,467,661
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)(a)	3,532	3,414,882
1.95%, 10/15/30 (Call 07/15/30)	2,515	2,349,568
2.00%, 12/21/28 (Call 10/21/28)	3,485	3,365,637
2.20%, 12/21/31 (Call 09/21/31)(a)	2,635	2,505,383

		14,103,131

Electronics — 0.8%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)(a)	2,726	2,520,193
2.30%, 03/12/31 (Call 12/12/30)	4,173	3,900,917
2.75%, 09/15/29 (Call 06/15/29)(a)	2,506	2,466,029
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,614	2,656,433
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)	805	828,242
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,057	3,738,801
2.80%, 02/15/30 (Call 11/15/29)(a)	3,915	3,837,185
4.35%, 06/01/29 (Call 03/01/29)(a)	2,658	2,877,083
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	1,690	1,616,167
3.88%, 01/12/28 (Call 10/12/27)(a)	2,500	2,601,007
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	1,802	1,715,681
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)(a)	3,086	3,349,460
4.88%, 05/12/30 (Call 02/12/30)	3,460	3,774,036
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	5,948	5,630,107
1.75%, 09/01/31 (Call 06/01/31)(a)	4,447	4,090,710
1.95%, 06/01/30 (Call 03/01/30)	5,752	5,421,685
2.70%, 08/15/29 (Call 05/15/29)	1,611	1,623,939

S C H E D U L E O F I N V E S T M E N T S	167

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	$1,647	$1,567,210
3.15%, 08/15/27 (Call 05/15/27)(a)	440	447,720
3.50%, 02/15/28 (Call 11/15/27)	3,088	3,207,299
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	2,480	2,366,237
3.60%, 01/15/30 (Call 10/15/29)(a)	3,115	3,151,559
3.95%, 01/12/28 (Call 10/12/27)	2,309	2,413,680
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,686	2,689,516
4.60%, 04/06/27 (Call 01/06/27)	3,298	3,603,557
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)(a)(b)	2,810	2,619,489
2.65%, 08/09/31 (Call 05/09/31)(a)(b)	2,622	2,381,512
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,736	2,947,938
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	300	291,292
3.13%, 08/15/27 (Call 05/15/27)	1,879	1,923,453
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	2,755	2,502,367
2.95%, 04/01/31 (Call 01/01/31)	3,025	2,741,618

		87,502,122

Engineering & Construction — 0.1%
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	1,455	1,475,179
Mexico City Airport Trust, 3.88%, 04/30/28 (Call 01/30/28)(b)	2,767	2,704,743
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(a)(b)	1,926	1,731,242
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,539	5,841,088

		11,752,252

Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	3,092	2,737,615
2.30%, 03/01/30 (Call 12/01/29)	3,254	3,110,021
2.38%, 03/15/33 (Call 12/15/32)	5,000	4,641,527
3.38%, 11/15/27 (Call 08/15/27)(a)	3,200	3,302,970
3.95%, 05/15/28 (Call 02/15/28)	3,607	3,831,627
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	2,155	1,997,278
2.60%, 02/01/30 (Call 11/01/29)	2,655	2,603,871
3.50%, 05/01/29 (Call 02/01/29)	2,699	2,794,492
4.25%, 12/01/28 (Call 09/01/28)	2,389	2,588,192
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)(a)	2,861	2,624,400
1.50%, 03/15/31 (Call 12/15/30)(a)	4,954	4,427,996
2.00%, 06/01/29 (Call 04/01/29)(a)	2,540	2,429,613
3.15%, 11/15/27 (Call 08/15/27)(a)	4,253	4,376,269
7.00%, 07/15/28(a)	200	248,137

		41,714,008

Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,095	5,126,114
Bestfoods, Series F, 6.63%, 04/15/28	365	443,483
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	2,752	2,622,149
4.15%, 03/15/28 (Call 12/15/27)	4,881	5,221,434
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,437	4,552,362
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)	330	318,846

Security	Par (000)	Value

Food (continued)
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(a)(b)	$3,635	$3,496,470
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	5,531	5,077,025
4.85%, 11/01/28 (Call 08/01/28)(a)	6,565	7,226,956
7.00%, 10/01/28(a)	1,641	2,019,717
8.25%, 09/15/30	3,046	4,112,706
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,867	2,716,464
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	3,240	3,045,865
2.88%, 04/15/30 (Call 01/15/30)(a)	3,245	3,243,711
4.20%, 04/17/28 (Call 01/17/28)	6,619	7,132,851
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	2,213	2,064,537
2.45%, 11/15/29 (Call 08/15/29)(a)	1,897	1,894,140
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,561	3,400,280
1.80%, 06/11/30 (Call 03/11/30)	5,208	4,861,503
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	3,511	3,474,391
JBS USA LUX SA/JBS USA Finance Inc., 6.75%, 02/15/28 (Call 02/15/23)(b)	4,700	4,946,797
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(a)(b)	3,460	3,266,413
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	3,065	2,827,463
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	6,445	6,659,135
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	7,050	7,508,602
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,500	2,292,763
2.38%, 03/15/30 (Call 12/15/29)	2,869	2,725,335
3.38%, 12/15/27 (Call 09/15/27)(a)	2,700	2,810,931
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	2,335	2,195,677
3.40%, 11/15/27 (Call 08/15/27)(a)	2,842	2,960,464
4.30%, 05/15/28 (Call 02/15/28)	2,997	3,264,986
Series B, 7.45%, 04/01/31	3,418	4,622,347
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	4,097	3,708,331
2.20%, 05/01/30 (Call 02/01/30)	3,987	3,771,647
3.70%, 08/01/27 (Call 05/01/27)(a)	3,663	3,826,457
4.50%, 01/15/29 (Call 10/15/28)(a)	3,238	3,559,092
8.00%, 09/15/29	1,348	1,779,905
Series B, 7.70%, 06/01/29(a)	380	490,720
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,857	3,974,832
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,744	2,497,185
2.50%, 04/15/30 (Call 01/15/30)	2,664	2,562,243
3.40%, 08/15/27 (Call 05/15/27)(a)	3,598	3,737,600
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	3,204	2,855,403
2.75%, 04/13/30 (Call 01/13/30)	7,115	7,013,678
4.13%, 05/07/28 (Call 02/07/28)(a)	2,693	2,919,563
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	5,590	5,214,534
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	5,208	4,701,179
1.50%, 09/14/28 (Call 07/14/28)(b)	4,655	4,395,804
1.88%, 09/14/31 (Call 06/14/31)(b)	4,895	4,596,815
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	6,166	6,556,525
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	2,375	2,465,476

168	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	$3,343	$3,060,332
3.00%, 10/15/30 (Call 07/15/30)(b)	1,967	1,864,534
4.25%, 02/01/27 (Call 11/01/26)(b)	2,759	2,872,798
5.20%, 04/01/29 (Call 01/01/29)(b)	2,068	2,263,945
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,587	2,471,944
2.45%, 12/14/31 (Call 09/14/31)(a)	1,245	1,185,956
3.25%, 07/15/27 (Call 04/15/27)	3,290	3,385,631
5.95%, 04/01/30 (Call 01/01/30)	5,351	6,398,859
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	6,144	6,382,155
4.35%, 03/01/29 (Call 12/01/28)(a)	5,012	5,426,349

		224,071,409

Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	2,335	2,386,685
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,577	1,590,815
4.25%, 04/30/29 (Call 01/30/29)(b)	2,642	2,673,387
Georgia-Pacific LLC
2.10%, 04/30/27 (Call 02/28/27)(b)	2,415	2,358,950
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	8,848	8,524,027
7.25%, 06/01/28	2,125	2,665,378
7.75%, 11/15/29(a)	686	914,511
8.88%, 05/15/31(a)	391	563,396
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	3,595	3,305,603
3.85%, 01/13/30 (Call 10/13/29)(b)	1,340	1,318,185
4.38%, 04/04/27(a)(b)	2,173	2,291,407
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	4,260	3,881,925
3.13%, 01/15/32 (Call 10/15/31)	75	66,563
3.75%, 01/15/31 (Call 10/15/30)	6,059	5,674,132
5.00%, 01/15/30 (Call 10/15/29)(a)	5,655	5,789,363
6.00%, 01/15/29 (Call 10/15/28)	7,134	7,811,801
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	115	139,862

		51,955,990

Gas — 0.6%
APT Pipelines Ltd., 4.25%, 07/15/27 (Call 04/15/27)(a)(b)	3,625	3,862,252
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,071	1,828,800
2.63%, 09/15/29 (Call 06/15/29)	1,186	1,161,868
3.00%, 06/15/27 (Call 03/15/27)(a)	1,938	1,989,534
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,368	2,339,850
3.15%, 08/01/27 (Call 05/01/27)(b)	2,344	2,359,671
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,621	2,714,634
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	1,517	1,368,695
4.00%, 04/01/28 (Call 01/01/28)	1,358	1,430,319
East Ohio Gas Co. (The), 2.00%, 06/15/30 (Call 03/15/30)(b)	2,156	1,980,947
ENN Energy Holdings Ltd., 2.63%, 09/17/30 (Call 06/17/30)(b)	3,134	3,000,305
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30 (Call 02/15/30)(a)(b)	1,775	1,799,779
Korea Gas Corp., 2.88%, 07/16/29(b)	2,420	2,487,000

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(a)	$2,820	$2,653,781
3.95%, 09/15/27 (Call 06/15/27)(a)	1,487	1,523,379
4.75%, 09/01/28 (Call 06/01/28)	1,698	1,765,415
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,854	3,372,934
2.95%, 09/01/29 (Call 06/01/29)	3,940	3,884,662
3.49%, 05/15/27 (Call 02/15/27)	4,368	4,503,967
3.60%, 05/01/30 (Call 02/01/30)	4,133	4,223,468
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	1,010	940,758
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,200	1,142,292
3.50%, 06/01/29 (Call 03/01/29)	3,040	3,133,043
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,110	1,899,021
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,428	2,362,662
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	2,151	1,907,557
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	1,444	1,336,012
3.70%, 04/01/28 (Call 01/01/28)	1,545	1,607,874

		64,580,479

Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,587	1,522,112
4.63%, 06/15/28 (Call 03/15/28)(a)	1,629	1,755,362
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)(a)	300	313,818
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	3,948	3,800,031
3.00%, 05/15/32 (Call 02/15/32)(a)	2,375	2,392,749
4.25%, 11/15/28 (Call 08/15/28)	2,662	2,912,149

		12,696,221

Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	4,066	3,817,760
1.40%, 06/30/30 (Call 03/30/30)(a)	4,773	4,352,335
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	3,829	3,654,704
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	5,058	5,009,410
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	1,884	1,699,963
2.27%, 12/01/28 (Call 10/01/28)(a)(b)	6,355	6,124,917
2.54%, 02/01/32 (Call 11/01/31)(b)	4,000	3,842,414
3.95%, 04/01/30 (Call 01/01/30)(a)	3,222	3,464,301
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	5,874	5,696,061
4.00%, 03/01/28 (Call 12/01/27)	64	68,243
4.00%, 03/01/29 (Call 12/01/28)	5,519	5,856,226
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	4,184	4,236,718
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,200	4,098,462
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,790	3,023,308
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	1,787	1,864,754
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	2,872	2,692,898

S C H E D U L E O F I N V E S T M E N T S	169

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.25%, 09/15/31 (Call 06/15/31)	$2,677	$2,448,912
2.55%, 03/15/31 (Call 12/15/30)(a)	1,980	1,887,231
3.30%, 09/15/29 (Call 06/15/29)	4,487	4,505,643
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	5,350	4,856,796
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)(a)	3,632	3,450,274
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5,290	4,897,136
3.65%, 03/07/28 (Call 12/07/27)(a)	2,913	3,048,846
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,323	3,146,820
2.00%, 10/15/31 (Call 07/15/31)	4,676	4,338,149
2.60%, 10/01/29 (Call 07/01/29)	4,574	4,506,107
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,011	3,786,201
3.55%, 03/20/30 (Call 12/20/29)(a)	485	491,732

		100,866,321

Health Care - Services — 1.6%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	790	795,724
Advocate Health & Hospitals Corp. 3.83%, 08/15/28 (Call 05/15/28)	753	805,254
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	295	282,911
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	5,596	5,300,196
2.55%, 03/15/31 (Call 12/15/30)(a)	4,804	4,621,552
2.88%, 09/15/29 (Call 06/15/29)(a)	3,845	3,844,954
3.65%, 12/01/27 (Call 09/01/27)	8,532	8,946,214
4.10%, 03/01/28 (Call 12/01/27)(a)	5,685	6,082,171
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	1,405	1,399,031
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	396	368,285
2.34%, 01/01/30 (Call 10/01/29)	1,295	1,258,709
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	1,830	1,683,475
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,125	2,240,331
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	610	568,098
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	410	387,632
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,290	1,396,158
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)(a)	690	673,310
3.35%, 10/01/29 (Call 04/01/29)(a)	4,503	4,546,380
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(b)	6,190	5,635,599
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	1,060	1,004,297
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,575	2,617,250
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	4,369	4,017,193
4.13%, 06/15/29 (Call 03/15/29)(a)	9,493	9,949,245
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30 (Call 03/01/30)(b)	3,791	3,545,638
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,308	2,178,094
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	2,010	1,846,811
3.13%, 08/15/29 (Call 05/15/29)	3,117	3,133,011

Security	Par (000)	Value

Health Care - Services (continued)
3.95%, 03/15/27 (Call 12/15/26)(a)	$2,024	$2,138,566
4.88%, 04/01/30 (Call 01/01/30)(a)	2,823	3,174,382
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	3,300	3,419,849
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	1,565	1,499,494
2.95%, 12/01/29 (Call 09/01/29)	4,500	4,467,272
3.60%, 09/01/27 (Call 06/01/27)(a)	3,077	3,197,746
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	660	710,887
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	445	405,000
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	375	358,703
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,516	3,459,622
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	800	776,194
2.95%, 06/30/30 (Call 03/30/30)	5,832	5,749,683
4.20%, 06/30/29 (Call 03/30/29)(a)	2,272	2,431,146
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(b)	9,905	9,507,505
2.08%, 12/13/31 (Call 09/13/31)(b)	8,650	8,218,905
3.63%, 09/17/28 (Call 06/17/28)(b)	3,026	3,228,106
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	1,107	1,183,591
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	1,095	1,163,131
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	180	186,218
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,621	1,711,515
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,760	3,538,604
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,647	1,801,398
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	6,008	5,678,428
2.30%, 05/15/31 (Call 02/15/31)(a)	6,244	6,015,396
2.88%, 08/15/29	5,269	5,333,338
2.95%, 10/15/27(a)	4,685	4,821,177
3.38%, 04/15/27(a)	3,095	3,248,302
3.85%, 06/15/28	5,578	5,977,879
3.88%, 12/15/28(a)	4,129	4,444,438
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)(b)	4,024	3,800,458
2.65%, 01/15/32 (Call 10/15/31)(a)(b)	4,195	3,904,228

		184,678,684

Holding Companies - Diversified — 0.5%
Ares Capital Corp.
2.88%, 06/15/27 (Call 05/15/27)	1,150	1,097,745
2.88%, 06/15/28 (Call 04/15/28)	4,292	3,974,967
3.20%, 11/15/31 (Call 08/15/31)(a)	4,494	4,061,448
Blackstone Private Credit Fund
3.25%, 03/15/27 (Call 02/15/27)(b)	4,410	4,215,753
4.00%, 01/15/29 (Call 11/15/28)(a)(b)	6,850	6,603,687
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)(b)	8,855	8,156,785
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	430	444,036
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,344	2,449,574

170	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(a)(b)	$4,597	$4,606,102
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(b)	2,598	2,738,864
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)	3,500	3,251,880
3.25%, 07/15/27 (Call 06/15/27)	500	480,340
Golub Capital BDC Inc., 2.05%, 02/15/27 (Call 01/15/27)	3,264	2,993,600
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,530	2,333,899
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	5,791	5,264,309
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	1,405	1,305,297
Prospect Capital Corp., 3.44%, 10/15/28 (Call 08/15/28)	2,865	2,572,054

		56,550,340

Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	2,053	1,902,533
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)(a)	4,252	4,622,440
5.00%, 06/15/27 (Call 12/15/26)	1,470	1,594,775
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)(a)	2,155	1,956,279
3.85%, 01/15/30 (Call 07/15/29)	1,639	1,650,925
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)(a)	4,609	4,579,024
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	1,950	1,958,198
4.35%, 02/15/28 (Call 11/15/27)(a)	1,875	1,956,645
4.88%, 03/15/27 (Call 12/15/26)(a)	2,000	2,132,230

		22,353,049

Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	1,798	1,946,353
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	3,085	3,192,154
4.40%, 03/15/29 (Call 12/15/28)	2,679	2,888,579
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,380	2,428,753
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,892	1,798,922
4.75%, 02/26/29 (Call 11/26/28)(a)	3,579	3,963,290

		16,218,051

Household Products & Wares — 0.4%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	3,255	2,983,283
2.65%, 04/30/30 (Call 02/01/30)	2,515	2,418,281
4.88%, 12/06/28 (Call 09/06/28)(a)	2,812	3,135,023
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,455	1,395,692
3.15%, 08/01/27 (Call 05/01/27)	1,935	1,994,124
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	2,979	2,741,039
3.10%, 10/01/27 (Call 07/01/27)(a)	2,189	2,250,357
3.90%, 05/15/28 (Call 02/15/28)(a)	2,195	2,334,631
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	5,995	5,624,601
2.00%, 11/02/31 (Call 08/02/31)(a)	3,562	3,356,759
3.10%, 03/26/30 (Call 12/26/29)	4,077	4,215,929
3.20%, 04/25/29 (Call 01/25/29)(a)	1,847	1,919,737

Security	Par (000)	Value

Household Products & Wares (continued)
3.95%, 11/01/28 (Call 08/01/28)(a)	$892	$969,051
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(b)	1,000	926,960
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(b)	11,611	11,868,283

		48,133,750

Insurance — 4.3%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)(c)	3,785	4,014,749
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	5,021	5,328,850
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	4,992	5,182,195
3.60%, 04/09/29 (Call 01/09/29)(b)	4,826	5,101,753
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,862	3,048,288
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	2,647	2,700,025
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	3,173	2,848,459
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	2,732	2,967,197
American Financial Group Inc./OH, 5.25%, 04/02/30 (Call 01/02/30)	1,263	1,428,674
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	7,872	8,093,625
4.20%, 04/01/28 (Call 01/01/28)(a)	3,825	4,146,062
4.25%, 03/15/29 (Call 12/15/28)	3,201	3,452,992
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(c)	3,693	3,794,557
Americo Life Inc., 3.45%, 04/15/31(b)	2,679	2,469,706
AmFam Holdings Inc., 2.81%, 03/11/31 (Call 12/11/30)(a)(b)	2,630	2,528,160
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,742	3,681,260
3.75%, 05/02/29 (Call 02/02/29)(a)	4,046	4,236,729
4.50%, 12/15/28 (Call 09/15/28)	3,202	3,503,201
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	4,351	3,998,968
2.60%, 12/02/31 (Call 09/02/31)	1,330	1,261,377
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)(a)	1,586	1,483,049
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	100,009
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	101	93,137
3.70%, 02/22/30 (Call 11/22/29)(a)	1,672	1,706,971
4.90%, 03/27/28 (Call 12/27/27)	2,108	2,312,698
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	2,142	2,124,568
Athene Global Funding
1.99%, 08/19/28(b)	6,672	6,158,378
2.45%, 08/20/27(a)(b)	2,675	2,628,843
2.50%, 03/24/28(a)(b)	3,085	2,976,789
2.55%, 11/19/30(b)	3,070	2,857,682
2.65%, 10/04/31(a)(b)	830	777,727
2.67%, 06/07/31(b)	2,961	2,782,062
2.72%, 01/07/29(b)	2,170	2,092,576
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	3,209	3,186,613
4.13%, 01/12/28 (Call 10/12/27)	5,435	5,711,614
6.15%, 04/03/30 (Call 01/03/30)	3,071	3,610,593
AXA SA, 8.60%, 12/15/30	6,379	8,602,632
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	1,791	1,872,413

S C H E D U L E O F I N V E S T M E N T S	171

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	$1,634	$1,621,925
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,145	2,251,629
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	2,804	2,599,011
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	3,870	3,532,912
1.85%, 03/12/30 (Call 12/12/29)(a)	2,301	2,181,677
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	1,487	1,397,609
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	20	20,713
5.63%, 05/15/30 (Call 02/15/30)(a)	3,278	3,739,391
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	3,630	3,379,305
4.50%, 03/15/29 (Call 12/15/28)	2,337	2,518,957
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)(a)	1,000	894,989
Cincinnati Financial Corp., 6.92%, 05/15/28	475	589,189
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	2,692	2,495,495
3.45%, 08/15/27 (Call 05/15/27)	3,311	3,431,852
3.90%, 05/01/29 (Call 02/01/29)	2,143	2,275,818
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	2,140	2,312,393
CNO Global Funding, 2.65%, 01/06/29(b)	3,660	3,535,561
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	460	458,669
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	3,312	3,097,818
1.78%, 03/17/31 (Call 12/17/30)(b)	569	517,592
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,475	2,309,041
4.95%, 06/01/29 (Call 03/01/29)(a)	2,969	3,176,221
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	4,693	4,399,156
1.75%, 11/15/30(b)	1,342	1,213,765
1.80%, 03/08/28(a)(b)	2,140	2,015,694
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	9,218	9,867,685
7.00%, 04/01/28(a)	725	891,798
F&G Global Funding, 2.00%, 09/20/28(b)	5,291	4,935,888
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,580	3,538,687
4.63%, 04/29/30 (Call 01/29/30)	2,568	2,760,001
4.85%, 04/17/28 (Call 01/17/28)	3,466	3,687,452
Farmers Exchange Capital, 7.05%, 07/15/28(b)	270	322,042
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,228	2,077,637
3.40%, 06/15/30 (Call 03/15/30)	3,853	3,860,665
4.50%, 08/15/28 (Call 05/15/28)(a)	1,067	1,138,142
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	3,128	2,855,339
4.00%, 05/15/30 (Call 02/15/30)	2,409	2,513,469
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(a)(b)	4,103	4,038,581
GA Global Funding Trust
1.95%, 09/15/28(b)	2,285	2,100,317
2.90%, 01/06/32(b)	3,420	3,207,714

Security	Par (000)	Value

Insurance (continued)
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	$2,575	$2,400,484
4.40%, 10/15/29 (Call 07/15/29)(b)	2,833	2,940,089
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,256	2,116,534
4.55%, 09/15/28 (Call 06/15/28)	3,175	3,467,590
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	695	751,146
Guardian Life Global Funding
1.25%, 11/19/27(b)	1,974	1,844,705
1.40%, 07/06/27(a)(b)	1,147	1,080,319
1.63%, 09/16/28(b)	3,415	3,157,521
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30 (Call 06/01/30)	1,756	1,662,209
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	3,064	3,037,236
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)(b)	1,755	1,683,942
Jackson National Life Global Funding, 3.05%, 06/21/29(a)(b)	1,705	1,723,518
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)(a)	2,357	2,158,074
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,437	6,042,867
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,456	2,446,288
3.40%, 01/15/31 (Call 10/15/30)(a)	2,188	2,223,730
3.80%, 03/01/28 (Call 12/01/27)(a)	3,363	3,551,814
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	2,702	2,760,972
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	4,676	4,658,266
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	1,340	1,387,359
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	1,941	1,995,658
3.50%, 11/01/27 (Call 08/01/27)	1,854	1,929,129
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,685	3,454,728
2.38%, 12/15/31 (Call 09/15/31)(a)	1,310	1,236,782
4.38%, 03/15/29 (Call 12/15/28)	7,792	8,498,461
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,876	1,705,636
2.15%, 03/09/31(b)	2,485	2,353,849
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,600	5,007,680
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,402	2,545,696
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	5,068	5,687,034
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	4,125	3,973,982
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	1,843	1,656,525
2.95%, 04/09/30(b)	5,323	5,353,533
3.00%, 09/19/27(a)(b)	3,971	4,080,345
3.05%, 06/17/29(a)(b)	3,360	3,410,140
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(b)(c)(d)	4,000	4,330,000
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(b)	20	26,701
New York Life Global Funding
1.20%, 08/07/30(a)(b)	2,167	1,914,636
1.85%, 08/01/31(b)	3,295	2,993,941
3.00%, 01/10/28(b)	5,453	5,590,429
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)(c)	7,443	6,766,729

172	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.90%, 09/16/51 (Call 09/16/31)(b)(c)	$5,340	$4,834,280
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	4,709	4,497,095
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,628	1,556,993
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	2,113	2,275,242
6.63%, 05/01/31(b)	625	718,182
Pacific Life Global Funding II
1.45%, 01/20/28(b)	2,333	2,167,833
1.60%, 09/21/28(a)(b)	2,840	2,678,831
2.45%, 01/11/32(b)	3,340	3,245,806
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	2,485	2,588,224
4.50%, 10/01/50 (Call 04/01/30)(c)	2,490	2,440,200
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	1,395	1,339,921
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,841	3,635,088
3.70%, 05/15/29 (Call 02/15/29)	3,332	3,546,824
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,042	1,830,919
1.63%, 11/19/30(a)(b)	1,180	1,070,546
2.50%, 09/16/29(a)(b)	2,520	2,479,741
Progressive Corp. (The)
3.20%, 03/26/30 (Call 12/26/29)(a)	2,533	2,612,057
4.00%, 03/01/29 (Call 12/01/28)	2,147	2,316,301
6.63%, 03/01/29(a)	45	55,857
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	1,564	1,605,181
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	592	638,695
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	2,617	2,401,107
1.90%, 07/06/28(b)	6,339	6,032,517
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,680	3,515,487
3.70%, 10/01/50 (Call 07/01/30)(a)(c)	4,359	4,010,280
3.88%, 03/27/28 (Call 12/27/27)	2,250	2,405,030
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(c)	2,542	2,472,095
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)(c)	4,937	5,176,444
Prudential PLC, 3.13%, 04/14/30(a)	4,903	4,970,291
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	3,154	3,138,154
3.90%, 05/15/29 (Call 02/15/29)	3,057	3,196,463
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)(a)	534	558,098
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	3,387	3,521,231
RGA Global Funding, 2.70%, 01/18/29(b)	3,185	3,131,502
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	4,237	4,085,239
4.45%, 05/12/27 (Call 02/12/27)(a)(b)	815	868,716
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(b)	2,985	2,965,719
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)(a)	1,630	1,573,410
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	4,780	4,612,700
4.00%, 09/14/77 (Call 09/14/27), (3 mo. LIBOR US + 2.993%)(a)(b)(c)	4,500	4,556,250

Security	Par (000)	Value

Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(b)(c)	$4,940	$5,230,423
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	1,976,602
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(c)	1,056	1,020,390
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	3,616	3,541,881
4.50%, 09/15/28 (Call 06/15/28)	3,341	3,560,887

		480,887,989

Internet — 2.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	6,510	5,859,351
3.40%, 12/06/27 (Call 09/06/27)	11,874	12,052,004
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,974	4,604,717
1.10%, 08/15/30 (Call 05/15/30)	10,973	9,904,407
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	5,886	5,596,045
1.50%, 06/03/30 (Call 03/03/30)	8,831	8,175,942
1.65%, 05/12/28 (Call 03/12/28)	10,746	10,336,494
2.10%, 05/12/31 (Call 02/12/31)	13,376	12,876,668
3.15%, 08/22/27 (Call 05/22/27)(a)	16,365	17,101,705
Baidu Inc.
2.38%, 08/23/31 (Call 05/23/31)	355	325,096
3.43%, 04/07/30 (Call 01/07/30)	2,145	2,155,639
3.63%, 07/06/27	3,067	3,146,874
4.38%, 03/29/28 (Call 12/29/27)(a)	2,411	2,560,077
4.88%, 11/14/28 (Call 08/14/28)(a)	1,864	2,046,885
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	2,318	2,456,673
4.63%, 04/13/30 (Call 01/13/30)	7,520	8,406,565
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)	2,979	2,830,772
2.70%, 03/11/30 (Call 12/11/29)(a)	5,758	5,582,062
3.60%, 06/05/27 (Call 03/05/27)(a)	3,916	4,100,189
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	5,124	4,914,635
3.25%, 02/15/30 (Call 11/15/29)	6,249	6,163,751
3.80%, 02/15/28 (Call 11/15/27)(a)	5,289	5,437,061
4.63%, 08/01/27 (Call 05/01/27)	2,837	3,036,775
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,632	3,642,039
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,130	4,279,320
Netflix Inc.
4.88%, 04/15/28	7,325	7,847,273
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	3,825	4,170,876
5.38%, 11/15/29(a)(b)	3,808	4,253,060
5.88%, 11/15/28	8,120	9,180,878
6.38%, 05/15/29	2,733	3,177,768
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	8,380	7,025,845
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	5,264	4,743,920
4.85%, 07/06/27 (Call 04/06/27)(b)	100	101,602
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(b)	10,655	9,902,118
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,425	2,328,825
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	10,655	10,859,789
3.98%, 04/11/29 (Call 01/11/29)(b)	11,840	12,314,264
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	2,875	2,564,098

S C H E D U L E O F I N V E S T M E N T S	173

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	$3,785	$3,512,518
4.75%, 07/15/27 (Call 07/15/22)(a)	2,220	2,289,308
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	2,284	2,117,565

		233,981,453

Iron & Steel — 0.3%
ArcelorMittal SA, 4.25%, 07/16/29(a)	2,814	2,884,409
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	1,825	1,912,290
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,645	2,640,530
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	2,972	2,921,870
3.95%, 05/01/28 (Call 02/01/28)(a)	3,028	3,227,021
Reliance Steel & Aluminum Co., 2.15%, 08/15/30 (Call 05/15/30)(a)	1,575	1,460,238
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	2,371	2,233,965
3.25%, 01/15/31 (Call 10/15/30)	3,193	3,188,216
3.45%, 04/15/30 (Call 01/15/30)	2,625	2,663,734
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	7,762	7,680,499

		30,812,772

Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	3,010	2,753,123

Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,367	1,407,965
3.70%, 01/15/31 (Call 10/15/30)(a)	3,104	3,142,087
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)(a)	2,127	2,224,314
5.75%, 04/23/30 (Call 01/23/30)(a)	2,747	3,166,526
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(a)	3,390	3,251,573
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	701	744,894
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	5,241	5,658,954
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,390	5,137,444
Series X, 4.00%, 04/15/28 (Call 01/15/28)	2,605	2,707,521
Sands China Ltd.
3.25%, 08/08/31 (Call 05/08/31)(a)(b)	4,000	3,240,000
4.38%, 06/18/30 (Call 03/18/30)(a)	1,439	1,320,282
5.40%, 08/08/28 (Call 05/08/28)	8,422	8,250,107

		40,251,667

Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	845	899,133
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	3,784	3,552,028
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,423	3,275,808
2.60%, 09/19/29 (Call 06/19/29)(a)	2,287	2,285,149
2.60%, 04/09/30 (Call 01/09/30)(a)	2,951	2,948,514
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,639	2,755,130
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)(a)	3,059	3,162,371
5.38%, 10/16/29(a)	1,691	2,014,278
8.10%, 05/15/30	140	195,625
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	675	682,354

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	$2,765	$2,544,894
3.50%, 10/01/30 (Call 07/01/30)(a)	2,039	2,024,784
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(a)	1,153	1,098,735
3.00%, 05/01/30 (Call 02/01/30)	3,514	3,464,300
John Deere Capital Corp.
1.45%, 01/15/31(a)	4,273	3,889,495
1.50%, 03/06/28(a)	2,453	2,348,029
1.75%, 03/09/27(a)	2,305	2,258,261
2.00%, 06/17/31(a)	3,369	3,203,459
2.45%, 01/09/30	3,959	3,910,861
2.80%, 09/08/27	2,472	2,533,451
2.80%, 07/18/29	4,057	4,125,303
3.05%, 01/06/28(a)	1,914	1,983,050
3.45%, 03/07/29(a)	2,892	3,057,502
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	980	929,615
4.55%, 04/15/28 (Call 01/15/28)	1,461	1,568,726
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,565	1,539,384
4.60%, 05/15/28 (Call 02/15/28)	1,802	1,934,722
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(a)	2,356	2,320,967
2.57%, 02/15/30 (Call 11/15/29)	7,411	7,164,023
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	2,335	2,137,318
3.50%, 03/01/29 (Call 12/01/28)(a)	3,436	3,636,454
6.70%, 01/15/28(a)	25	30,448
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)(a)	6,741	7,328,038
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,605	3,452,761
2.25%, 01/30/31 (Call 10/30/30)(a)	3,517	3,309,572

		93,564,542

Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	3,067	2,996,896
2.88%, 10/15/27 (Call 07/15/27)(a)	4,818	4,950,555
3.05%, 04/15/30 (Call 01/15/30)(a)	3,763	3,851,872
3.38%, 03/01/29 (Call 12/01/28)(a)	4,215	4,388,359
3.63%, 09/14/28 (Call 06/14/28)	3,772	4,002,804
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,960	2,674,564
2.75%, 03/01/30 (Call 12/01/29)	3,607	3,497,337
3.75%, 12/01/27 (Call 09/01/27)(a)	1,094	1,144,948
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	3,622	3,734,912
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	3,352	3,469,746
3.25%, 06/14/29 (Call 03/14/29)	5,136	5,234,744
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)(a)	2,003	2,170,259
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	6,017	5,713,169
2.15%, 03/11/31(a)(b)	8,442	8,030,326
3.40%, 03/16/27(b)	6,034	6,272,066
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	3,335	3,124,798
3.00%, 06/01/30 (Call 03/01/30)(a)	2,238	2,203,863
3.38%, 03/01/28 (Call 12/01/27)(a)	1,526	1,559,196

174	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.65%, 03/15/27 (Call 12/15/26)(a)	$2,587	$2,673,681
3.90%, 09/17/29 (Call 06/17/29)	1,675	1,763,549
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	3,124	3,251,137
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	4,026	4,221,782

		80,930,563

Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,090	5,624,238
2.30%, 02/01/32 (Call 11/01/31)	5,122	4,548,633
2.80%, 04/01/31 (Call 01/01/31)	6,842	6,336,880
3.75%, 02/15/28 (Call 11/15/27)	4,876	4,970,311
4.20%, 03/15/28 (Call 12/15/27)(a)	5,836	6,085,762
5.05%, 03/30/29 (Call 12/30/28)	6,182	6,719,782
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	8,790	7,813,538
1.95%, 01/15/31 (Call 10/15/30)	7,422	6,834,821
2.65%, 02/01/30 (Call 11/01/29)	8,267	8,097,457
3.15%, 02/15/28 (Call 11/15/27)(a)	6,351	6,489,023
3.30%, 04/01/27 (Call 02/01/27)(a)	4,550	4,725,245
3.40%, 04/01/30 (Call 01/01/30)	8,038	8,291,103
3.55%, 05/01/28 (Call 02/01/28)(a)	5,735	5,962,889
4.15%, 10/15/28 (Call 07/15/28)	20,119	21,807,049
4.25%, 10/15/30 (Call 07/15/30)(a)	6,148	6,762,079
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	3,389	2,996,449
2.60%, 06/15/31 (Call 03/15/31)(b)	3,612	3,401,111
3.50%, 08/15/27 (Call 05/15/27)(b)	3,234	3,342,047
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	5,282	5,311,100
3.95%, 03/20/28 (Call 12/20/27)	7,549	7,786,642
4.13%, 05/15/29 (Call 02/15/29)(a)	3,211	3,325,418
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	1,687	1,721,665
4.71%, 01/25/29 (Call 10/25/28)(a)	9,156	9,993,198
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)(a)	1,914	1,923,116
3.70%, 06/01/28 (Call 03/01/28)	2,929	3,042,443
4.20%, 06/01/29 (Call 03/01/29)(a)	2,920	3,040,544
4.95%, 01/15/31 (Call 10/15/30)(a)	3,835	4,156,720
7.88%, 07/30/30	4,985	6,387,711
TCI Communications Inc., 7.13%, 02/15/28	1,159	1,424,466
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	4,526	4,629,394
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	9,794	9,348,977
2.20%, 01/13/28(a)	5,233	5,126,194
2.65%, 01/13/31(a)	11,794	11,680,230
3.70%, 03/23/27(a)	2,289	2,426,697
3.80%, 03/22/30(a)	6,214	6,659,843

		208,792,775

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,780	1,911,354

Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(b)	2,381	2,266,802
2.63%, 09/10/30 (Call 06/10/30)(b)	4,884	4,571,845
2.88%, 03/17/31 (Call 12/17/30)(b)	2,509	2,376,344

Security	Par (000)	Value

Mining (continued)
4.00%, 09/11/27(a)(b)	$3,232	$3,390,194
4.50%, 03/15/28 (Call 12/15/27)(b)	3,372	3,594,172
4.75%, 04/10/27(a)(b)	3,322	3,568,920
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	3,662	4,135,596
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	725	683,269
3.75%, 10/01/30 (Call 07/01/30)(a)	3,655	3,474,443
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(b)	2,000	1,795,020
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	4,805	4,626,975
3.15%, 01/14/30 (Call 10/14/29)(b)	4,128	4,000,156
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	5,296	5,422,998
3.75%, 01/15/31 (Call 10/15/30)(a)(b)	4,585	4,633,097
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)(a)	3,000	3,033,390
4.25%, 03/01/30 (Call 03/01/25)	2,870	2,899,791
4.38%, 08/01/28 (Call 08/01/23)	3,000	3,037,500
4.63%, 08/01/30 (Call 08/01/25)(a)	3,567	3,682,357
5.00%, 09/01/27 (Call 09/01/22)(a)	2,525	2,600,750
5.25%, 09/01/29 (Call 09/01/24)(a)	2,700	2,818,125
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,897	5,425,863
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	3,325	3,054,660
2.85%, 04/27/31 (Call 01/27/31)(b)	2,629	2,469,147
3.88%, 10/27/27 (Call 07/27/27)(b)	1,630	1,681,453
4.00%, 03/27/27 (Call 12/27/26)(b)	5,599	5,803,830
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,790	5,180,470
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	4,566	4,826,171
6.53%, 11/15/28(b)	4,223	4,766,711
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(b)	3,330	3,321,708
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,868	3,070,855
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,489	2,400,591
4.70%, 05/12/31 (Call 02/12/31)(a)(b)	2,845	2,637,205
Newcrest Finance Pty Ltd., 3.25%, 05/13/30 (Call 02/13/30)(a)(b)	3,873	3,874,649
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	5,024	4,694,645
2.60%, 07/15/32 (Call 04/15/32)(a)	2,860	2,715,537
2.80%, 10/01/29 (Call 07/01/29)	3,728	3,614,933
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,167	4,209,507
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a)	2,014	2,515,623
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	2,667	2,732,343
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)(a)	2,875	2,674,713
4.63%, 12/15/27 (Call 09/15/27)(a)	1,229	1,287,090

		139,569,448

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	3,090	2,878,737
3.28%, 12/01/28 (Call 10/01/28)(a)	1,080	1,058,659
3.57%, 12/01/31 (Call 09/01/31)	4,920	4,779,288
4.25%, 04/01/28 (Call 10/01/22)	2,525	2,487,125

		11,203,809

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	939	1,025,001

S C H E D U L E O F I N V E S T M E N T S	175

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 4.9%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	$4,965	$5,029,430
4.00%, 01/15/31 (Call 10/15/30)(a)(b)	3,710	3,796,285
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	5,752	5,210,255
2.72%, 01/12/32 (Call 10/12/31)	8,550	8,190,706
3.54%, 04/06/27 (Call 02/06/27)(a)	1,628	1,691,363
3.59%, 04/14/27 (Call 01/14/27)	4,939	5,141,013
3.63%, 04/06/30 (Call 01/06/30)(a)	6,871	7,152,020
3.94%, 09/21/28 (Call 06/21/28)(a)	6,373	6,758,096
4.23%, 11/06/28 (Call 08/06/28)(a)	8,439	9,118,794
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	3,827	3,934,850
3.72%, 11/28/28 (Call 08/28/28)(a)	4,813	5,055,419
4.88%, (Call 03/22/30)(c)(d)	11,771	11,666,238
Burlington Resources LLC, 7.20%, 08/15/31	5,680	7,602,439
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	2,892	2,868,571
3.85%, 06/01/27 (Call 03/01/27)(a)	6,092	6,353,642
7.20%, 01/15/32	100	128,599
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	4,337	4,586,311
4.40%, 04/15/29 (Call 01/15/29)(a)	3,879	4,145,368
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)(a)	2,350	2,183,066
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	5,134	5,058,292
2.24%, 05/11/30 (Call 02/11/30)	6,217	6,053,052
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,525	4,233,132
3.25%, 10/15/29 (Call 07/15/29)	3,609	3,789,465
3.85%, 01/15/28 (Call 10/15/27)	3,926	4,227,891
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)(a)	3,420	3,402,710
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,335	3,626,995
Conoco Funding Co., 7.25%, 10/15/31	2,445	3,351,224
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(a)(b)	3,142	3,090,634
3.75%, 10/01/27 (Call 07/01/27)(b)	6,569	7,012,781
4.30%, 08/15/28 (Call 05/15/28)(a)(b)	6,219	6,859,948
ConocoPhillips Co., 6.95%, 04/15/29(a)	8,788	11,229,025
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)(a)	5,315	5,490,454
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	7,395	8,248,161
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	2,668	2,780,061
4.38%, 03/15/29 (Call 12/15/28)(b)	2,922	3,135,669
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,943	4,120,454
5.25%, 10/15/27 (Call 10/15/22)	550	570,230
5.88%, 06/15/28 (Call 06/15/23)	710	757,993
7.88%, 09/30/31	675	907,920
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,606	4,496,448
3.50%, 12/01/29 (Call 09/01/29)	5,743	5,807,522
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	1,185	1,090,704
5.25%, 11/06/29 (Call 08/06/29)(b)	2,535	2,642,991
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,915	6,285,511

Security	Par (000)	Value

Oil & Gas (continued)
Series X-R, 4.75%, 09/12/28(b)	$5,785	$6,327,695
Eni USA Inc., 7.30%, 11/15/27	270	327,620
EOG Resources Inc., 4.38%, 04/15/30 (Call 01/15/30)(a)	3,850	4,249,027
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	5,157	5,022,692
3.00%, 04/06/27 (Call 02/06/27)	3,024	3,101,386
3.13%, 04/06/30 (Call 01/06/30)	8,510	8,701,443
3.63%, 09/10/28 (Call 06/10/28)(a)	5,658	5,976,713
6.50%, 12/01/28(a)(b)	2,875	3,541,506
6.80%, 01/15/28(a)	700	843,470
7.15%, 01/15/29(a)	758	947,825
7.25%, 09/23/27(a)	1,299	1,613,902
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	6,164	6,059,006
2.61%, 10/15/30 (Call 07/15/30)(a)	7,115	7,060,234
3.29%, 03/19/27 (Call 01/19/27)(a)	4,733	4,958,962
3.48%, 03/19/30 (Call 12/19/29)	10,467	11,052,458
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	3,645	1,530,900
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	2,625	2,508,929
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	4,878	5,157,025
7.30%, 08/15/31	3,840	4,869,590
7.88%, 10/01/29(a)	1,880	2,412,392
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)(a)	2,296	2,313,148
KazMunayGas National Co. JSC
4.75%, 04/19/27(b)	200	206,000
5.38%, 04/24/30(a)(b)	3,100	3,282,900
Lundin Energy Finance BV, 3.10%, 07/15/31 (Call 04/15/31)(b)	5,079	4,846,176
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(a)	4,913	5,215,436
Marathon Petroleum Corp., 3.80%, 04/01/28 (Call 01/01/28)	2,757	2,849,290
Ovintiv Inc.
7.20%, 11/01/31	2,307	2,861,862
7.38%, 11/01/31(a)	2,635	3,351,856
8.13%, 09/15/30	2,080	2,668,964
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(a)(b)	4,200	3,755,881
3.10%, 01/21/30 (Call 10/21/29)(b)	2,580	2,484,833
3.10%, 08/27/30 (Call 05/25/30)(b)	2,550	2,444,681
3.65%, 07/30/29(a)(b)	3,240	3,251,703
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(b)	200	186,974
3.50%, 04/21/30 (Call 01/21/30)(b)	10,694	10,950,335
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(b)	2,800	2,678,305
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	4,431	4,089,174
3.90%, 03/15/28 (Call 12/15/27)(a)	4,475	4,699,507
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	7,714	7,006,696
2.15%, 01/15/31 (Call 10/15/30)	2,184	2,014,522
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(a)(b)	1,705	1,716,065
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	15,860	14,939,486

176	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	$2,949	$3,177,330
6.33%, 09/30/27(a)(b)	3,320	3,589,916
Reliance Industries Ltd.
2.88%, 01/12/32(b)	4,675	4,373,658
3.67%, 11/30/27(b)	2,465	2,551,201
SA Global Sukuk Ltd., 2.69%, 06/17/31 (Call 03/17/31)(b)	14,455	13,990,214
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(a)(b)	5,121	4,972,593
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,610	9,861,995
3.50%, 04/16/29(b)	13,480	13,850,700
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	7,409	7,217,490
2.75%, 04/06/30 (Call 01/06/30)(a)	8,284	8,253,109
3.88%, 11/13/28 (Call 08/13/28)(a)	7,535	8,063,089
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	1,860	1,912,777
3.63%, 04/12/27(a)(b)	4,454	4,656,815
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	5,285	4,957,403
2.70%, 05/13/30 (Call 02/13/30)(b)	7,640	7,419,199
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	4,537	4,521,989
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,447	5,428,333
4.25%, 09/12/28(a)(b)	3,595	3,892,745
Suncor Energy Inc., 7.00%, 11/15/28	485	597,838
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(a)(b)	3,858	3,549,638
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,275	2,069,567
Tosco Corp., 8.13%, 02/15/30	176	237,267
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	6,263	6,279,765
3.46%, 02/19/29 (Call 11/19/28)	6,115	6,372,564
TotalEnergies Capital SA, 3.88%, 10/11/28	5,187	5,528,499
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	3,310	3,213,755
2.80%, 12/01/31 (Call 09/01/31)(a)	3,000	2,834,422
4.00%, 04/01/29 (Call 01/01/29)(a)	3,787	3,956,658
4.35%, 06/01/28 (Call 03/01/28)(a)	4,083	4,381,728
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,569	3,665,790
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,700	8,243,542

		546,579,890

Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)(a)	2,998	3,008,744
3.34%, 12/15/27 (Call 09/15/27)(a)	7,061	7,277,435
4.49%, 05/01/30 (Call 02/01/30)(a)	2,421	2,659,846
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	5,080	4,993,159
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	2,658	2,664,850
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	7,695	8,007,128
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	4,297	4,584,473
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	6,196	6,016,002

		39,211,637

Security	Par (000)	Value

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	$2,679	$2,963,044
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	2,399	2,322,807
2.69%, 05/25/31 (Call 02/25/31)	4,003	3,853,471
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(a)(b)	3,062	3,024,866
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	3,128	3,134,956
3.40%, 12/15/27 (Call 09/15/27)(a)	2,868	2,962,546
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	7,040	6,827,947
3.13%, 05/01/30 (Call 02/01/30)	1,779	1,777,900
WestRock MWV LLC
7.95%, 02/15/31	170	226,665
8.20%, 01/15/30(a)	1,070	1,408,340
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,240	1,275,362
3.90%, 06/01/28 (Call 03/01/28)(a)	3,332	3,471,515
4.00%, 03/15/28 (Call 12/15/27)(a)	3,382	3,576,575
4.90%, 03/15/29 (Call 12/15/28)(a)	4,254	4,700,090

		41,526,084

Pharmaceuticals — 3.9%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25,890	26,220,513
4.25%, 11/14/28 (Call 08/14/28)(a)	8,656	9,346,356
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	5,189	4,998,935
2.80%, 05/15/30 (Call 02/15/30)(a)	2,365	2,320,464
3.45%, 12/15/27 (Call 09/15/27)(a)	3,584	3,724,337
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	6,426	6,142,789
2.25%, 05/28/31 (Call 02/28/31)(a)	2,480	2,382,587
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,614	6,862,092
3.13%, 06/12/27 (Call 03/12/27)	2,677	2,768,759
4.00%, 01/17/29 (Call 10/17/28)(a)	5,075	5,489,227
Bayer Corp., 6.65%, 02/15/28(b)	125	147,284
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(a)(b)	18,388	19,605,215
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,911	4,461,901
2.82%, 05/20/30 (Call 02/20/30)(a)	3,665	3,601,272
3.70%, 06/06/27 (Call 03/06/27)(a)	8,011	8,397,449
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,976	5,626,010
1.45%, 11/13/30 (Call 08/13/30)	4,729	4,282,934
2.95%, 03/15/32 (Call 12/15/31)	3,730	3,778,306
3.25%, 02/27/27	2,225	2,330,255
3.40%, 07/26/29 (Call 04/26/29)	18,002	18,949,451
3.45%, 11/15/27 (Call 08/15/27)	5,698	6,049,281
3.90%, 02/20/28 (Call 11/20/27)	7,207	7,756,689
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	5,843	6,046,087
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)(a)	6,859	6,465,048
2.40%, 03/15/30 (Call 12/15/29)	7,593	7,219,348
3.05%, 10/15/27 (Call 07/15/27)(a)	2,801	2,858,427
3.40%, 03/01/27 (Call 12/01/26)	6,606	6,854,064
4.38%, 10/15/28 (Call 07/15/28)(a)	18,034	19,546,419

S C H E D U L E O F I N V E S T M E N T S	177

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	$13,541	$12,617,813
1.75%, 08/21/30 (Call 05/21/30)(a)	6,266	5,661,148
1.88%, 02/28/31 (Call 11/28/30)(a)	4,910	4,463,156
2.13%, 09/15/31 (Call 06/15/31)	5,390	4,980,214
3.25%, 08/15/29 (Call 05/15/29)	10,036	10,209,837
3.63%, 04/01/27 (Call 02/01/27)	4,887	5,120,902
3.75%, 04/01/30 (Call 01/01/30)	7,443	7,792,135
4.30%, 03/25/28 (Call 12/25/27)	19,146	20,669,163
6.25%, 06/01/27	595	696,533
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)(a)	2,164	2,242,985
3.38%, 03/15/29 (Call 12/15/28)	6,368	6,718,883
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	8,643	9,259,201
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	4,510	4,719,955
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	6,951	6,562,056
1.30%, 09/01/30 (Call 06/01/30)(a)	5,974	5,447,607
2.90%, 01/15/28 (Call 10/15/27)(a)	7,073	7,284,171
2.95%, 03/03/27 (Call 12/03/26)	4,892	5,062,587
6.95%, 09/01/29(a)	455	601,165
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	1,821	1,925,366
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	6,327	5,779,591
1.70%, 06/10/27 (Call 05/10/27)	430	418,598
1.90%, 12/10/28 (Call 10/10/28)(a)	4,665	4,513,811
2.15%, 12/10/31 (Call 09/10/31)	9,585	9,156,100
3.40%, 03/07/29 (Call 12/07/28)	8,062	8,495,263
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	1,281	1,558,923
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,653	3,893,469
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	1,997	1,937,194
3.10%, 05/17/27 (Call 02/17/27)	4,770	4,935,389
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)(a)	4,967	4,634,278
1.75%, 08/18/31 (Call 05/18/31)(a)	4,954	4,588,821
2.63%, 04/01/30 (Call 01/01/30)(a)	6,159	6,160,730
3.45%, 03/15/29 (Call 12/15/28)	8,557	9,010,897
3.60%, 09/15/28 (Call 06/15/28)(a)	5,076	5,406,435
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	3,873	4,178,994
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	12,154	11,275,616
5.00%, 11/26/28 (Call 08/26/28)(a)	8,245	9,293,967
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	3,586	3,440,495
2.70%, 06/22/30 (Call 03/22/30)(a)	7,319	6,832,248
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	4,100	3,806,158
3.00%, 09/12/27 (Call 06/12/27)(a)	3,605	3,673,554
3.90%, 08/20/28 (Call 05/20/28)(a)	2,473	2,616,783

		441,873,690

Pipelines — 3.3%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	2,184,050
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	2,722	2,657,449
4.45%, 07/15/27 (Call 04/15/27)	3,650	3,845,247
4.80%, 05/03/29 (Call 02/03/29)(a)	1,625	1,738,337
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	3,280	3,231,849

Security	Par (000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	$7,448	$7,587,843
5.13%, 06/30/27 (Call 01/01/27)	5,165	5,632,286
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	3,383	3,436,763
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	2,447	2,414,731
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	250	249,871
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	5,295	5,289,812
3.70%, 07/15/27 (Call 04/15/27)(a)	3,810	3,973,915
5.50%, 07/15/77 (Call 07/15/27), (3 mo. LIBOR US + 3.418%)(a)(c)	6,623	6,494,982
6.25%, 03/01/78 (Call 03/01/28), (3 mo. LIBOR US + 3.641%)(a)(c)	1,922	1,987,726
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(c)	4,411	4,599,747
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	7,297	7,414,962
4.00%, 10/01/27 (Call 07/01/27)	4,099	4,236,950
4.15%, 09/15/29 (Call 06/15/29)	3,046	3,144,003
4.20%, 04/15/27 (Call 01/15/27)	3,572	3,704,033
4.40%, 03/15/27 (Call 12/15/26)(a)	3,325	3,487,945
4.95%, 05/15/28 (Call 02/15/28)	4,426	4,736,318
4.95%, 06/15/28 (Call 03/15/28)	5,305	5,705,452
5.25%, 04/15/29 (Call 01/15/29)	7,535	8,269,990
5.50%, 06/01/27 (Call 03/01/27)(a)	5,293	5,834,600
8.25%, 11/15/29 (Call 08/15/29)(a)	1,230	1,584,853
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	6,271	6,165,307
3.13%, 07/31/29 (Call 04/30/29)	6,080	6,143,966
4.15%, 10/16/28 (Call 07/16/28)(a)	4,946	5,331,797
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(c)	5,787	5,375,715
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(c)	3,897	3,697,737
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	2,550	2,561,897
Flex Intermediate Holdco LLC, 3.36%, 06/30/31 (Call 12/30/30)(a)(b)	4,145	3,963,463
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	3,622	3,322,359
2.55%, 07/01/30 (Call 04/01/30)(b)	1,993	1,884,547
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	1,498	1,456,401
GNL Quintero SA, 4.63%, 07/31/29(b)	3,287	3,328,060
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (Call 08/15/27)(a)(b)	2,091	2,106,634
KazTransGas JSC, 4.38%, 09/26/27(a)(b)	1,325	1,327,178
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	1,000	1,005,924
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31(a)	434	548,622
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,018	5,407,827
4.30%, 03/01/28 (Call 12/01/27)	7,069	7,532,529
7.75%, 01/15/32	3,135	4,152,081
7.80%, 08/01/31	505	662,563
Magellan Midstream Partners LP, 3.25%, 06/01/30 (Call 03/01/30)(a)	2,628	2,613,552
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(a)(b)	3,713	3,840,771

178	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)(a)	$7,576	$7,139,491
4.00%, 03/15/28 (Call 12/15/27)	6,002	6,259,154
4.13%, 03/01/27 (Call 12/01/26)	5,641	5,932,135
4.25%, 12/01/27 (Call 09/01/27)	3,607	3,803,297
4.80%, 02/15/29 (Call 11/15/28)	3,715	4,070,278
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,308	3,172,495
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	3,575	3,859,841
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2,398	2,525,041
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	4,799	4,628,372
3.40%, 09/01/29 (Call 06/01/29)	4,058	4,003,585
4.00%, 07/13/27 (Call 04/13/27)	3,445	3,584,148
4.35%, 03/15/29 (Call 12/15/28)(a)	4,192	4,388,487
4.55%, 07/15/28 (Call 04/15/28)	4,617	4,917,525
6.35%, 01/15/31 (Call 10/15/30)	1,270	1,506,744
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29)	2,428	2,397,572
3.75%, 03/01/28 (Call 12/01/27)	2,348	2,418,893
Pipeline Funding Co. LLC, 7.50%, 01/15/30(b)	343	419,740
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	4,948	4,883,379
3.80%, 09/15/30 (Call 06/15/30)	3,742	3,754,487
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(a)(b)	2,767	2,966,311
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,804	7,155,198
4.50%, 05/15/30 (Call 11/15/29)(a)	9,758	10,526,817
5.00%, 03/15/27 (Call 09/15/26)	7,646	8,295,796
Sempra Infrastructure Partners LP, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	3,010	2,855,682
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)(a)	2,377	2,517,009
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	7,422	7,116,900
7.00%, 03/15/27(a)	1,545	1,851,540
7.00%, 10/15/28(a)	2,683	3,257,610
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	1,945	1,990,743
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,875	5,488,436
4.10%, 04/15/30 (Call 01/15/30)(a)	6,805	7,185,401
4.25%, 05/15/28 (Call 02/15/28)	7,515	7,996,264
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(a)(c)	4,963	4,764,480
5.50%, 09/15/79 (Call 09/15/29), (SOFR + 4.416%)(a)(c)	5,637	5,686,042
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,066	4,095,986
4.00%, 03/15/28 (Call 12/15/27)(a)	2,061	2,174,519
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(b)	2,210	2,270,797
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(a)(b)	3,243	3,377,585
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,924	3,106,622
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	7,824	7,389,718

Security	Par (000)	Value

Pipelines (continued)
3.50%, 11/15/30 (Call 08/15/30)(a)	$5,190	$5,275,949
3.75%, 06/15/27 (Call 03/15/27)(a)	6,890	7,182,050
7.75%, 06/15/31(a)	529	691,500
Series A, 7.50%, 01/15/31	1,477	1,897,224

		366,653,487

Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,625	2,536,912
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,888	4,306,023
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,639	2,694,742
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	4,232	4,441,648

		13,979,325

Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,203	3,033,003
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(b)	2,525	2,324,540
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	2,400	2,203,679
Mitsui Fudosan Co Ltd, 2.57%, 01/21/32 (Call 10/21/31)(a)(b)	100	98,500
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	4,935	4,696,749
3.88%, 03/20/27 (Call 12/20/26)(b)	531	562,263
4.13%, 02/01/29 (Call 11/01/28)(b)	5,173	5,535,635

		18,454,369

Real Estate Investment Trusts — 5.9%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	1,985	1,868,355
2.90%, 10/01/30 (Call 07/01/30)	1,744	1,692,804
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	2,706	2,667,093
2.95%, 03/15/34 (Call 12/15/33)	685	669,423
3.38%, 08/15/31 (Call 05/15/31)	2,575	2,630,604
3.95%, 01/15/28 (Call 10/15/27)(a)	2,656	2,821,455
4.50%, 07/30/29 (Call 04/30/29)	973	1,075,478
4.70%, 07/01/30 (Call 04/01/30)	3,735	4,165,303
4.90%, 12/15/30 (Call 09/15/30)	1,399	1,608,934
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	2,565	2,483,936
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	2,935	2,761,397
2.85%, 02/01/30 (Call 11/01/29)	1,936	1,896,417
3.63%, 11/15/27 (Call 08/15/27)	1,452	1,504,623
3.88%, 01/30/31 (Call 10/30/30)(a)	2,135	2,239,386
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	2,560	2,353,661
4.25%, 02/15/28 (Call 11/15/27)	3,312	3,497,823
4.90%, 02/15/29 (Call 11/15/28)	1,707	1,883,889
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	3,598	3,288,451
1.88%, 10/15/30 (Call 07/15/30)	3,635	3,218,489
2.10%, 06/15/30 (Call 03/15/30)	3,819	3,458,059
2.30%, 09/15/31 (Call 06/15/31)(a)	3,365	3,056,939
2.70%, 04/15/31 (Call 01/15/31)(a)	3,415	3,211,384
2.90%, 01/15/30 (Call 10/15/29)	3,852	3,718,424
3.55%, 07/15/27 (Call 04/15/27)	4,446	4,564,223

S C H E D U L E O F I N V E S T M E N T S	179

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.60%, 01/15/28 (Call 10/15/27)(a)	$4,286	$4,396,741
3.80%, 08/15/29 (Call 05/15/29)	8,215	8,482,228
3.95%, 03/15/29 (Call 12/15/28)	3,627	3,758,490
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	2,735	2,610,186
2.05%, 01/15/32 (Call 10/15/31)	60	55,941
2.30%, 03/01/30 (Call 12/01/29)(a)	3,853	3,741,264
2.45%, 01/15/31 (Call 10/17/30)	3,166	3,090,074
3.20%, 01/15/28 (Call 10/15/27)(a)	1,967	2,024,334
3.30%, 06/01/29 (Call 03/01/29)(a)	1,985	2,055,396
3.35%, 05/15/27 (Call 02/15/27)	2,207	2,292,634
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	3,473	3,381,143
3.25%, 01/30/31 (Call 10/30/30)	5,727	5,716,838
3.40%, 06/21/29 (Call 03/21/29)	6,354	6,494,863
4.50%, 12/01/28 (Call 09/01/28)	3,120	3,406,591
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,965	2,049,111
4.55%, 10/01/29 (Call 07/01/29)	168	180,638
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	2,367	2,253,976
2.50%, 08/16/31 (Call 05/16/31)	2,525	2,333,906
3.90%, 03/15/27 (Call 12/15/26)	2,436	2,534,702
4.05%, 07/01/30 (Call 04/01/30)	4,024	4,174,674
4.13%, 05/15/29 (Call 02/15/29)	2,078	2,197,455
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	2,357	2,179,663
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	3,496	3,459,563
3.15%, 07/01/29 (Call 04/01/29)(a)	3,048	3,115,384
4.10%, 10/15/28 (Call 07/15/28)(a)	2,140	2,306,043
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,369,023
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,488	2,303,334
2.75%, 04/15/31 (Call 01/15/31)	3,224	3,029,616
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	5,880	5,295,005
2.25%, 01/15/31 (Call 10/15/30)(a)	6,348	5,721,155
2.50%, 07/15/31 (Call 04/15/31)	2,345	2,178,271
3.10%, 11/15/29 (Call 08/15/29)	3,663	3,558,294
3.30%, 07/01/30 (Call 04/01/30)	4,467	4,360,005
3.65%, 09/01/27 (Call 06/01/27)	4,813	4,977,249
3.80%, 02/15/28 (Call 11/15/27)	4,855	5,048,557
4.00%, 03/01/27 (Call 12/01/26)	2,214	2,308,187
4.30%, 02/15/29 (Call 11/15/28)(a)	2,875	3,034,450
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	720	655,806
2.25%, 12/15/28 (Call 10/15/28)	2,725	2,594,508
2.50%, 02/15/32 (Call 11/15/31)	2,620	2,453,110
3.00%, 02/15/30 (Call 11/15/29)	2,754	2,726,255
4.38%, 02/15/29 (Call 11/15/28)(a)	1,990	2,163,429
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	2,087	2,026,101
3.45%, 11/15/29 (Call 08/15/29)	3,145	3,306,653
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	4,748	4,892,022
3.70%, 08/15/27 (Call 05/15/27)(a)	4,686	4,901,490
4.45%, 07/15/28 (Call 04/15/28)(a)	3,199	3,444,958

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	$646	$588,781
1.75%, 02/01/31 (Call 11/01/30)	2,310	2,079,907
2.25%, 01/15/32 (Call 10/15/31)(a)	2,440	2,274,484
2.88%, 11/15/29 (Call 08/15/29)	2,747	2,733,071
3.38%, 12/15/27 (Call 09/15/27)(a)	2,276	2,362,144
4.00%, 09/15/28 (Call 06/15/28)	2,161	2,320,319
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)(a)	1,000	944,000
3.75%, 08/15/29 (Call 05/15/29)(a)	2,000	1,928,092
4.50%, 06/01/27 (Call 03/01/27)	2,000	2,038,762
4.95%, 04/15/28 (Call 01/15/28)	2,000	2,061,023
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)	4,185	3,846,138
1.80%, 07/15/27 (Call 05/15/27)	1,695	1,604,586
2.00%, 05/15/28 (Call 03/15/28)	1,617	1,513,593
2.15%, 07/15/30 (Call 04/15/30)	5,142	4,662,447
2.50%, 05/15/31 (Call 02/15/31)	4,731	4,375,032
3.20%, 11/18/29 (Call 08/18/29)(a)	5,928	5,847,627
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	4,105	3,805,263
2.50%, 02/15/30 (Call 11/15/29)	1,527	1,493,119
3.00%, 07/01/29 (Call 04/01/29)	2,844	2,878,075
3.25%, 08/01/27 (Call 05/01/27)(a)	1,090	1,127,755
3.50%, 03/01/28 (Call 12/01/27)(a)	2,263	2,380,378
4.15%, 12/01/28 (Call 09/01/28)	3,079	3,308,626
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	923	817,783
1.70%, 03/01/28 (Call 01/01/28)(a)	768	723,055
2.55%, 06/15/31 (Call 03/15/31)	1,022	972,521
3.00%, 01/15/30 (Call 10/15/29)(a)	3,701	3,695,920
3.63%, 05/01/27 (Call 02/01/27)	334	349,922
4.00%, 03/01/29 (Call 12/01/28)	3,928	4,184,463
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)(a)	2,564	2,432,960
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	1,935	1,961,389
3.25%, 07/15/27 (Call 04/15/27)	1,882	1,941,230
3.50%, 06/01/30 (Call 03/01/30)	2,159	2,214,559
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,850	3,613,823
4.00%, 01/15/30 (Call 10/15/29)(a)	4,053	4,053,458
4.00%, 01/15/31 (Call 10/15/30)	3,684	3,671,290
5.30%, 01/15/29 (Call 10/15/28)	3,587	3,899,526
5.75%, 06/01/28 (Call 03/03/28)	2,773	3,071,957
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	285	298,052
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	2,245	2,052,310
2.40%, 03/15/30 (Call 12/15/29)(a)	652	618,695
3.63%, 01/15/28 (Call 10/15/27)	1,725	1,775,562
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)(a)	3,228	2,926,279
3.10%, 02/15/30 (Call 11/15/29)(a)	2,638	2,613,430
3.75%, 07/01/27 (Call 04/01/27)	2,531	2,659,906
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)(a)	1,505	1,445,680
2.88%, 01/15/31 (Call 10/15/30)(a)	2,113	2,076,899
3.00%, 01/15/30 (Call 10/15/29)	4,518	4,496,521
3.50%, 07/15/29 (Call 04/15/29)(a)	4,168	4,313,989

180	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	$915	$869,948
3.05%, 02/15/30 (Call 11/15/29)	2,913	2,861,077
4.13%, 03/15/28 (Call 12/15/27)	1,994	2,117,269
4.20%, 04/15/29 (Call 01/15/29)	1,796	1,893,498
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,323	2,285,665
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	4,115	4,014,549
Series J, 2.90%, 12/15/31 (Call 09/15/31)(a)	1,040	962,170
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	2,260	2,253,961
3.95%, 11/01/27 (Call 08/01/27)	2,340	2,441,313
4.65%, 04/01/29 (Call 01/01/29)(a)	2,360	2,564,686
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	3,004	2,675,601
2.30%, 11/15/28 (Call 09/15/28)	3,322	3,138,109
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	2,346	2,298,222
4.25%, 08/15/29 (Call 05/15/29)	596	634,638
4.75%, 12/15/28 (Call 09/15/28)(a)	3,260	3,589,049
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)(a)	1,910	1,805,363
2.25%, 12/01/31 (Call 09/01/31)	2,075	1,915,019
2.70%, 10/01/30 (Call 07/01/30)	2,845	2,765,324
3.80%, 04/01/27 (Call 01/01/27)(a)	1,797	1,888,002
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)(a)	2,170	2,337,227
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,756	1,637,028
2.40%, 10/15/31 (Call 07/15/31)(a)	3,047	2,833,434
3.88%, 12/15/27 (Call 09/15/27)	2,116	2,240,967
4.00%, 06/15/29 (Call 03/15/29)	2,104	2,237,433
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	1,196	1,103,536
2.70%, 09/15/30 (Call 06/15/30)	2,271	2,164,848
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)(a)	2,082	1,882,115
2.75%, 03/15/30 (Call 12/15/29)	1,653	1,626,954
3.60%, 06/01/27 (Call 03/01/27)(a)	2,024	2,129,077
3.95%, 03/15/29 (Call 12/15/28)(a)	4,163	4,455,153
4.20%, 06/15/28 (Call 03/15/28)	1,063	1,146,279
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	2,463	2,273,524
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,250	2,158,491
3.50%, 10/15/27 (Call 07/15/27)(a)	1,854	1,929,182
4.30%, 10/15/28 (Call 07/15/28)(a)	2,252	2,414,767
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)(a)	2,526	2,312,036
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)(a)	2,950	2,790,501
3.63%, 10/01/29 (Call 07/01/29)(a)	2,760	2,710,438
4.50%, 04/01/27 (Call 01/01/27)	2,376	2,507,948
4.75%, 01/15/28 (Call 10/15/27)	2,747	2,877,027
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	2,065	1,928,101
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)(a)	1,460	1,369,305
3.95%, 01/15/28 (Call 10/15/27)	1,612	1,692,350
4.30%, 03/15/27 (Call 12/15/26)(a)	2,990	3,206,978

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	$1,649	$1,614,921
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	4,622	4,075,366
1.63%, 03/15/31 (Call 12/15/30)	1,075	977,386
2.13%, 04/15/27 (Call 02/15/27)(a)	2,874	2,827,054
2.25%, 04/15/30 (Call 01/15/30)(a)	4,772	4,571,375
3.88%, 09/15/28 (Call 06/15/28)	1,545	1,651,154
4.38%, 02/01/29 (Call 11/01/28)(a)	1,967	2,159,573
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	3,815	3,642,434
1.95%, 11/09/28 (Call 09/09/28)(a)	1,458	1,392,595
2.25%, 11/09/31 (Call 08/09/31)(a)	3,170	3,031,246
2.30%, 05/01/31 (Call 02/01/31)	2,653	2,554,812
3.09%, 09/15/27 (Call 06/15/27)	3,104	3,220,279
3.39%, 05/01/29 (Call 02/01/29)	2,680	2,788,939
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)(a)	2,790	2,671,906
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	2,642	2,560,489
3.10%, 12/15/29 (Call 09/15/29)	3,950	3,967,797
3.25%, 06/15/29 (Call 03/15/29)(a)	2,274	2,322,337
3.25%, 01/15/31 (Call 10/15/30)(a)	3,677	3,728,049
3.40%, 01/15/28 (Call 11/15/27)	2,970	3,057,678
3.65%, 01/15/28 (Call 10/15/27)	2,581	2,689,476
3.95%, 08/15/27 (Call 05/15/27)	2,915	3,095,369
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)(a)	2,103	2,082,863
3.70%, 06/15/30 (Call 03/15/30)	2,938	3,064,011
4.13%, 03/15/28 (Call 12/15/27)	1,488	1,584,513
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	853	778,980
2.15%, 09/01/31 (Call 06/01/31)(a)	4,760	4,287,905
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	2,195	2,041,426
3.90%, 10/15/29 (Call 07/15/29)	2,224	2,229,745
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	2,882	2,691,447
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,239	4,614,854
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(b)(c)	6,007	5,994,686
5.13%, 09/24/80 (Call 06/24/30)(a)(b)(c)	6,560	6,510,800
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	3,595	3,385,266
2.20%, 02/01/31 (Call 11/01/30)(a)	3,430	3,208,585
2.25%, 01/15/32 (Call 10/15/31)(a)	2,300	2,137,190
2.45%, 09/13/29 (Call 06/13/29)	5,978	5,773,877
2.65%, 07/15/30 (Call 04/15/30)(a)	3,772	3,671,855
2.65%, 02/01/32 (Call 12/01/31)	2,840	2,735,326
3.38%, 06/15/27 (Call 03/15/27)(a)	3,775	3,890,987
3.38%, 12/01/27 (Call 09/01/27)(a)	2,950	3,041,141
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	2,194	2,354,703
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,597	2,445,113
2.70%, 02/15/32 (Call 11/15/31)	2,000	1,890,086
3.20%, 02/15/31 (Call 11/15/30)	776	756,531
3.40%, 01/15/30 (Call 10/15/29)	2,166	2,159,405
4.00%, 07/15/29 (Call 04/15/29)	2,242	2,341,784
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,963	1,821,451

S C H E D U L E O F I N V E S T M E N T S	181

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 11/18/30 (Call 08/18/30)(a)	$1,816	$1,714,162
4.50%, 03/15/28 (Call 12/15/27)(a)	1,144	1,224,782
4.63%, 03/15/29 (Call 12/15/28)	2,604	2,798,944
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,450	2,314,243
2.70%, 07/15/31 (Call 04/15/31)	3,792	3,567,212
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	2,175	1,978,324
3.88%, 07/15/27 (Call 04/15/27)(a)	1,660	1,716,046
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(b)	3,055	3,023,839
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	615	605,789
3.20%, 01/15/30 (Call 10/15/29)	5,293	5,301,457
3.50%, 07/01/27 (Call 04/01/27)	1,290	1,348,846
3.50%, 01/15/28 (Call 10/15/27)	1,198	1,237,322
4.40%, 01/26/29 (Call 10/26/28)	2,200	2,373,865
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,580	2,435,644
3.00%, 01/15/30 (Call 10/15/29)	3,105	3,071,920
3.85%, 04/01/27 (Call 01/01/27)	2,106	2,218,369
4.00%, 03/01/28 (Call 12/01/27)(a)	3,145	3,342,325
4.40%, 01/15/29 (Call 10/15/28)	3,693	4,013,713
4.75%, 11/15/30 (Call 08/15/30)	2,442	2,727,906
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	2,285	2,241,544
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,743	3,717,983
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,589	2,692,644
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)(a)	2,340	2,214,470
2.75%, 01/15/31 (Call 10/15/30)	2,112	2,044,230
2.75%, 01/15/32 (Call 10/15/31)(a)	1,700	1,626,171
2.80%, 06/01/31 (Call 03/01/31)	4,195	4,066,853
3.10%, 01/15/30 (Call 10/15/29)	3,707	3,705,526
4.13%, 03/15/29 (Call 12/15/28)	2,535	2,713,847
4.25%, 04/15/28 (Call 01/15/28)	3,536	3,804,674
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,345	2,363,569
4.00%, 11/15/29 (Call 08/15/29)(a)	4,108	4,385,870
4.00%, 04/15/30 (Call 01/15/30)	3,728	3,962,618
6.95%, 10/01/27(a)	621	749,870
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	2,289	2,146,050
2.45%, 02/01/32 (Call 11/01/31)	1,420	1,318,585
3.85%, 07/15/29 (Call 04/15/29)	1,543	1,626,992

		660,459,398

Retail — 2.8%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	4,615	4,205,324
1.80%, 02/10/31 (Call 11/10/30)(a)(b)	8,877	7,914,142
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(a)	1,509	1,415,477
3.90%, 04/15/30 (Call 01/15/30)	3,073	3,176,882
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	4,326	4,254,861
3.55%, 07/26/27 (Call 04/26/27)(b)	4,619	4,783,676
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	1,862	1,753,385
2.40%, 08/01/31 (Call 05/01/31)	2,599	2,343,332
3.80%, 11/15/27 (Call 08/15/27)	1,485	1,538,278
3.85%, 03/01/32 (Call 12/01/31)	2,920	2,950,253

Security	Par (000)	Value

Retail (continued)
4.75%, 06/01/30 (Call 03/01/30)	$2,619	$2,822,138
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	3,247	2,879,159
3.75%, 06/01/27 (Call 03/01/27)(a)	2,308	2,434,192
3.75%, 04/18/29 (Call 01/18/29)	2,500	2,611,004
4.00%, 04/15/30 (Call 01/15/30)	4,079	4,334,466
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,947	3,593,821
4.45%, 10/01/28 (Call 07/01/28)	2,312	2,489,608
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	7,056	6,781,899
1.60%, 04/20/30 (Call 01/20/30)	9,174	8,508,309
3.00%, 05/18/27 (Call 02/18/27)(a)	2,545	2,637,789
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	2,218	2,334,553
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	5,925	5,694,800
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	5,378	5,487,979
3.88%, 04/15/27 (Call 01/15/27)(a)	3,641	3,850,430
4.13%, 05/01/28 (Call 02/01/28)(a)	1,458	1,564,832
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	6,284	5,969,315
4.20%, 05/15/28 (Call 02/15/28)	5,871	6,268,022
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	40	40,394
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)(a)	3,244	2,911,339
2.75%, 02/01/32 (Call 11/01/31)	3,000	2,870,677
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	3,051	2,802,093
1.38%, 03/15/31 (Call 12/15/30)	6,806	6,094,128
1.50%, 09/15/28 (Call 07/15/28)(a)	3,175	3,012,181
1.88%, 09/15/31 (Call 06/15/31)(a)	3,780	3,507,838
2.50%, 04/15/27 (Call 02/15/27)	4,209	4,249,682
2.70%, 04/15/30 (Call 01/15/30)	7,954	7,927,712
2.80%, 09/14/27 (Call 06/14/27)(a)	5,354	5,463,035
2.95%, 06/15/29 (Call 03/15/29)(a)	7,454	7,623,250
3.90%, 12/06/28 (Call 09/06/28)	5,321	5,746,808
Kohl’s Corp., 3.38%, 05/01/31 (Call 02/01/31)(a)	1,000	984,206
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	5,562	5,129,700
1.70%, 09/15/28 (Call 07/15/28)(a)	5,290	4,964,821
1.70%, 10/15/30 (Call 07/15/30)(a)	6,116	5,502,671
2.63%, 04/01/31 (Call 01/01/31)(a)	7,405	7,155,849
3.10%, 05/03/27 (Call 02/03/27)(a)	7,745	7,976,100
3.65%, 04/05/29 (Call 01/05/29)(a)	6,980	7,313,628
4.50%, 04/15/30 (Call 01/15/30)	5,989	6,605,735
6.50%, 03/15/29(a)	566	692,374
6.88%, 02/15/28	525	640,462
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	3,719	3,521,022
2.63%, 09/01/29 (Call 06/01/29)(a)	5,095	5,009,626
3.50%, 03/01/27 (Call 12/01/26)	4,843	5,059,199
3.50%, 07/01/27 (Call 05/01/27)(a)	3,335	3,494,024
3.60%, 07/01/30 (Call 04/01/30)(a)	4,941	5,182,914
3.80%, 04/01/28 (Call 01/01/28)(a)	5,763	6,108,566
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	1,393	1,250,119
3.60%, 09/01/27 (Call 06/01/27)(a)	2,185	2,283,366
3.90%, 06/01/29 (Call 03/01/29)	2,970	3,118,592

182	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/30 (Call 01/01/30)	$4,066	$4,355,039
4.35%, 06/01/28 (Call 03/01/28)	2,916	3,145,121
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	2,829	2,558,831
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,296	2,245,470
2.25%, 03/12/30 (Call 12/12/29)	4,015	3,791,508
2.55%, 11/15/30 (Call 08/15/30)(a)	6,289	6,039,939
3.00%, 02/14/32 (Call 11/14/31)	4,975	4,946,505
3.50%, 03/01/28 (Call 12/01/27)(a)	3,121	3,261,025
3.55%, 08/15/29 (Call 05/15/29)	5,313	5,548,915
4.00%, 11/15/28 (Call 08/15/28)	3,668	3,929,387
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	4,696	4,615,501
2.65%, 09/15/30 (Call 06/15/30)(a)	2,564	2,573,887
3.38%, 04/15/29 (Call 01/15/29)	4,762	5,049,625
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)(a)	2,441	2,257,303
1.60%, 05/15/31 (Call 02/15/31)(a)	2,415	2,187,807
3.88%, 04/15/30 (Call 01/15/30)	2,808	3,022,144
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	3,988	3,552,272
Walgreens Boots Alliance Inc., 3.20%, 04/15/30 (Call 01/15/30)(a)	2,492	2,517,739
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,877	1,870,753
3.25%, 07/08/29 (Call 04/08/29)(a)	2,405	2,544,033
3.70%, 06/26/28 (Call 03/26/28)(a)	4,552	4,903,677
5.88%, 04/05/27	20	23,379
7.55%, 02/15/30(a)	390	533,480

		314,313,377

Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(b)(c)	4,191	4,389,281
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	5,012	5,148,477
4.30%, 03/08/29 (Call 03/08/28), (3 mo. LIBOR US + 1.452%)(b)(c)	5,711	6,041,491

		15,579,249

Semiconductors — 2.4%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,190	3,046,138
2.10%, 10/01/31 (Call 07/01/31)	3,290	3,144,977
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	3,525	3,298,386
3.30%, 04/01/27 (Call 01/01/27)	5,587	5,833,691
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	3,864	3,945,397
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	5,189	4,892,000
2.45%, 02/15/31 (Call 11/15/30)(b)	12,038	11,120,355
4.11%, 09/15/28 (Call 06/15/28)	10,839	11,387,995
4.15%, 11/15/30 (Call 08/15/30)	11,730	12,308,394
4.75%, 04/15/29 (Call 01/15/29)	10,537	11,450,046
5.00%, 04/15/30 (Call 01/15/30)	4,551	5,025,091
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	4,950	4,689,780
2.00%, 08/12/31 (Call 05/12/31)(a)	6,444	5,990,743
2.45%, 11/15/29 (Call 08/15/29)	7,053	6,886,932
3.15%, 05/11/27 (Call 02/11/27)(a)	4,686	4,847,364
3.75%, 03/25/27 (Call 01/25/27)(a)	4,835	5,132,830

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 03/25/30 (Call 12/25/29)(a)	$8,027	$8,639,293
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)(a)	3,667	3,954,841
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,889	3,650,137
4.00%, 03/15/29 (Call 12/15/28)(a)	4,788	5,185,471
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,391	3,269,874
2.95%, 04/15/31 (Call 01/15/31)	2,885	2,778,649
4.88%, 06/22/28 (Call 03/22/28)	2,610	2,853,583
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	1,195	1,249,285
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,200	3,927,966
4.66%, 02/15/30 (Call 11/15/29)	4,055	4,358,720
5.33%, 02/06/29 (Call 11/06/28)	3,388	3,775,147
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,004	5,684,772
2.00%, 06/15/31 (Call 03/15/31)(a)	6,007	5,648,736
2.85%, 04/01/30 (Call 01/01/30)	7,277	7,367,075
NXP BV/NXP Funding LLC, 5.55%, 12/01/28 (Call 09/01/28)(b)	3,080	3,500,971
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	5,255	4,926,068
2.65%, 02/15/32 (Call 11/15/31)(a)(b)	6,285	5,914,787
3.15%, 05/01/27 (Call 03/01/27)(a)(b)	1,697	1,714,024
3.40%, 05/01/30 (Call 02/01/30)(b)	4,693	4,737,502
4.30%, 06/18/29 (Call 03/18/29)(a)(b)	5,027	5,355,383
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,595	3,374,914
4.38%, 10/15/29 (Call 10/15/24)(a)	4,192	4,239,160
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,515	4,186,881
2.15%, 05/20/30 (Call 02/20/30)(a)	6,029	5,789,837
3.25%, 05/20/27 (Call 02/20/27)	9,433	9,833,038
SK Hynix Inc., 2.38%, 01/19/31(a)(b)	5,033	4,614,556
Skyworks Solutions Inc., 3.00%, 06/01/31 (Call 03/01/31)	2,894	2,686,635
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,482	3,281,633
1.90%, 09/15/31 (Call 06/15/31)	2,850	2,690,873
2.25%, 09/04/29 (Call 06/04/29)	3,506	3,460,247
2.90%, 11/03/27 (Call 08/03/27)(a)	2,346	2,435,736
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	5,954	5,665,018
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(b)	452	414,064
1.38%, 09/28/30 (Call 06/28/30)(b)	5,773	5,052,876
1.75%, 04/23/28 (Call 02/23/28)(b)	7,045	6,649,001
2.25%, 04/23/31 (Call 01/23/31)(b)	7,485	6,965,391
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	3,774	3,629,228

		266,461,491

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)(b)	4,179	3,934,188
3.48%, 12/01/27 (Call 09/01/27)(a)	1,942	1,991,329
4.20%, 05/01/30 (Call 02/01/30)(a)	1,242	1,321,393

		7,246,910

Software — 1.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)(a)	1,461	1,301,197

S C H E D U L E O F I N V E S T M E N T S	183

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 06/15/27 (Call 03/15/27)(a)	$1,373	$1,429,067
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	6,191	6,017,589
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	5,095	4,693,147
2.85%, 01/15/30 (Call 10/15/29)	2,363	2,304,428
3.50%, 06/15/27 (Call 03/15/27)(a)	2,281	2,376,215
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	4,747	4,465,987
2.90%, 12/01/29 (Call 09/01/29)	3,907	3,826,262
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	1,339	1,411,448
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	4,165	4,137,235
4.50%, 12/01/27 (Call 09/01/27)(a)	4,258	4,406,568
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,414	2,203,041
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	3,682	3,408,864
2.25%, 03/01/31 (Call 12/01/30)(a)	6,682	6,084,015
3.75%, 05/21/29 (Call 02/21/29)(a)	2,518	2,582,442
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	4,619	4,512,468
2.65%, 06/01/30 (Call 03/01/30)(a)	4,831	4,603,493
3.50%, 07/01/29 (Call 04/01/29)	14,192	14,380,148
4.20%, 10/01/28 (Call 07/01/28)(a)	4,928	5,250,856
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)(a)	2,595	2,455,086
1.65%, 07/15/30 (Call 04/15/30)(a)	2,473	2,271,809
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	5,797	5,523,493
2.80%, 04/01/27 (Call 02/01/27)(a)	10,645	10,582,745
2.88%, 03/25/31 (Call 12/25/30)	15,533	14,825,576
2.95%, 04/01/30 (Call 01/01/30)(a)	15,384	14,869,617
3.25%, 11/15/27 (Call 08/15/27)	13,423	13,575,953
3.25%, 05/15/30 (Call 02/15/30)(a)	2,449	2,414,929
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)(a)	3,508	3,272,233
1.75%, 02/15/31 (Call 11/15/30)	4,757	4,205,777
2.00%, 06/30/30 (Call 03/30/30)(a)	2,958	2,693,401
2.95%, 09/15/29 (Call 06/15/29)(a)	3,365	3,323,788
4.20%, 09/15/28 (Call 06/15/28)(a)	3,771	4,017,070
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	4,677	4,409,791
1.95%, 07/15/31 (Call 04/15/31)(a)	7,376	6,969,088
3.70%, 04/11/28 (Call 01/11/28)	7,430	7,922,600
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	7,308	6,462,991
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	1,521	1,406,274
2.20%, 08/15/31 (Call 05/15/31)(a)	4,525	4,145,475
3.90%, 08/21/27 (Call 05/21/27)	6,791	7,094,157
4.65%, 05/15/27 (Call 03/15/27)(a)	3,264	3,534,568
4.70%, 05/15/30 (Call 02/15/30)	5,521	6,062,364

		211,433,255

Telecommunications — 4.6%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,291	5,172,142
3.63%, 04/22/29 (Call 01/22/29)	4,132	4,265,105
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	11,628	10,961,809
2.25%, 02/01/32 (Call 11/01/31)	5,255	4,849,691
2.30%, 06/01/27 (Call 04/01/27)	12,703	12,530,867
2.75%, 06/01/31 (Call 03/01/31)(a)	15,508	15,092,659

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$8,938	$9,532,830
4.25%, 03/01/27 (Call 12/01/26)(a)	7,864	8,468,919
4.30%, 02/15/30 (Call 11/15/29)	16,371	17,822,457
4.35%, 03/01/29 (Call 12/01/28)(a)	14,898	16,192,579
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	105	95,327
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(b)	1,965	1,859,224
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	5,036	4,897,533
5.13%, 12/04/28 (Call 09/04/28)(a)	3,043	3,276,031
9.63%, 12/15/30	14,324	20,198,613
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	5,118	5,529,559
8.75%, 06/15/30(a)	21,009	29,078,499
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	2,194	1,963,624
3.75%, 08/15/29 (Call 05/15/29)(a)	2,527	2,603,042
Koninklijke KPN NV, 8.38%, 10/01/30	4,044	5,442,302
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(a)(b)	2,677	2,633,151
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,055	2,917,525
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,996	4,553,189
2.75%, 05/24/31 (Call 02/24/31)	3,922	3,699,467
4.60%, 02/23/28 (Call 11/23/27)(a)	3,728	4,040,414
4.60%, 05/23/29 (Call 02/23/29)	3,992	4,307,807
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(b)	765	722,717
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	7,653	7,333,533
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	7,907	7,444,531
2.07%, 04/03/31 (Call 01/03/31)(b)	4,234	3,993,303
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	4,535	4,338,090
3.88%, 01/31/28(a)(b)	925	980,500
Orange SA, 9.00%, 03/01/31	12,948	18,546,313
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,220	5,488,204
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	125	150,880
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	6,291	6,647,677
Telefonica Europe BV, 8.25%, 09/15/30	7,759	10,464,786
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(b)	1,680	1,570,800
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	3,000	3,034,416
3.70%, 09/15/27 (Call 06/15/27)(a)	1,917	2,018,918
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	9,290	8,835,692
2.25%, 11/15/31 (Call 08/15/31)	5,028	4,552,694
2.40%, 03/15/29 (Call 01/15/29)(a)(b)	530	504,505
2.55%, 02/15/31 (Call 11/15/30)	12,391	11,613,906
2.70%, 03/15/32 (Call 12/15/31)(b)	1,510	1,419,794
3.75%, 04/15/27 (Call 02/15/27)	19,192	19,927,037
3.88%, 04/15/30 (Call 01/15/30)	33,851	35,005,021
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	6,217	5,491,243
1.68%, 10/30/30 (Call 07/30/30)	6,327	5,683,392
1.75%, 01/20/31 (Call 10/20/30)	8,454	7,611,005
2.10%, 03/22/28 (Call 01/22/28)	14,073	13,592,081
2.55%, 03/21/31 (Call 12/21/30)	20,858	20,021,764
3.00%, 03/22/27 (Call 01/22/27)	3,145	3,181,843

184	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$7,963	$7,989,294
3.88%, 02/08/29 (Call 11/08/28)(a)	7,032	7,466,312
4.02%, 12/03/29 (Call 09/03/29)(a)	19,666	21,104,673
4.13%, 03/16/27	14,988	15,919,851
4.33%, 09/21/28	19,625	21,369,395
7.75%, 12/01/30	469	631,992
Vodafone Group PLC
4.38%, 05/30/28(a)	16,667	18,028,077
7.88%, 02/15/30	2,086	2,744,708
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(a)(b)	3,225	2,936,266
3.38%, 04/29/30 (Call 01/29/30)(b)	2,380	2,293,320

		512,642,898

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	1,877	1,929,763
3.90%, 11/19/29 (Call 08/19/29)	4,690	4,908,636

		6,838,399

Transportation — 1.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	3,041	3,309,938
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	2,200	2,311,091
7.95%, 08/15/30	335	460,022
Canadian National Railway Co., 6.90%, 07/15/28	811	1,015,437
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	4,175	3,946,098
2.45%, 12/02/31 (Call 09/02/31)(a)	5,083	4,878,317
4.00%, 06/01/28 (Call 03/01/28)	2,351	2,513,025
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)(a)	3,079	3,336,692
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	3,410	3,319,715
3.25%, 06/01/27 (Call 03/01/27)(a)	3,970	4,112,138
3.80%, 03/01/28 (Call 12/01/27)(a)	3,836	4,045,504
4.25%, 03/15/29 (Call 12/15/28)	4,570	4,963,473
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,260	2,293,900
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,353	5,089,402
3.10%, 08/05/29 (Call 05/05/29)	2,646	2,685,968
3.40%, 02/15/28 (Call 11/15/27)(a)	3,639	3,784,397
4.20%, 10/17/28 (Call 07/17/28)	2,050	2,243,359
4.25%, 05/15/30 (Call 02/15/30)(a)	4,286	4,642,618
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	2,951	2,931,667
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,423	2,496,076
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,400	3,280,432
2.55%, 11/01/29 (Call 08/01/29)(a)	3,656	3,605,724
3.00%, 03/15/32 (Call 12/15/31)	3,905	3,980,519
3.15%, 06/01/27 (Call 03/01/27)	2,183	2,254,905
3.80%, 08/01/28 (Call 05/01/28)	3,702	3,917,664
7.80%, 05/15/27(a)	240	301,399
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	4,768	4,623,297
2.40%, 02/05/30 (Call 11/05/29)	4,233	4,121,992
2.80%, 02/14/32 (Call 12/15/31)	5,010	5,024,623
3.00%, 04/15/27 (Call 01/15/27)	2,242	2,305,853
3.70%, 03/01/29 (Call 12/01/28)(a)	5,630	5,960,690

Security	Par (000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$5,298	$5,700,178
6.63%, 02/01/29(a)	60	73,871
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	2,880	2,871,040
3.05%, 11/15/27 (Call 08/15/27)(a)	3,307	3,446,928
3.40%, 03/15/29 (Call 12/15/28)(a)	4,478	4,725,181
4.45%, 04/01/30 (Call 01/01/30)	4,515	5,099,103
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)(a)	6,898	6,564,009
1.80%, 09/22/31 (Call 06/22/31)(a)	9,260	8,696,665

		140,932,910

Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(b)	2,920	2,807,136
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	1,280	1,149,636
3.50%, 03/15/28 (Call 12/15/27)(a)	1,781	1,841,307
3.85%, 03/30/27 (Call 12/30/26)(a)	1,395	1,456,516
4.00%, 06/30/30 (Call 03/30/30)	1,598	1,685,466
4.55%, 11/07/28 (Call 08/07/28)	1,805	1,980,953
4.70%, 04/01/29 (Call 01/01/29)(a)	1,971	2,169,578
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29 (Call 08/01/29)(b)	612	622,716
4.20%, 04/01/27 (Call 01/01/27)(b)	2,305	2,463,359
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28 (Call 04/15/28)(a)(b)	1,160	1,101,666

		17,278,333

Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	2,080	1,962,509
2.80%, 05/01/30 (Call 02/01/30)	4,210	4,163,861
2.95%, 09/01/27 (Call 06/01/27)(a)	2,734	2,785,596
3.45%, 06/01/29 (Call 03/01/29)	2,989	3,084,670
3.75%, 09/01/28 (Call 06/01/28)	2,985	3,148,248
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	4,503	4,231,552
2.70%, 04/15/30 (Call 01/15/30)	1,714	1,678,465
3.57%, 05/01/29 (Call 02/01/29)	1,667	1,721,782
United Utilities PLC, 6.88%, 08/15/28(a)	350	435,889

		23,212,572

Total Corporate Bonds & Notes — 98.0% (Cost: $11,544,202,700)		10,962,227,122

Foreign Government Obligations(e)

South Korea — 0.1%
Korea Gas Corp.
2.00%, 07/13/31(b)	695	657,647
3.13%, 07/20/27(b)	1,918	1,965,191
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(a)(b)	1,172	1,210,199
Korea National Oil Corp.
2.13%, 04/18/27(b)	5,000	4,885,750
2.38%, 04/07/31(b)	2,000	1,935,001

		10,653,788

Total Foreign Government Obligations — 0.1% (Cost: $11,041,273)		10,653,788

S C H E D U L E O F I N V E S T M E N T S	185

Schedule of Investments (continued) February 28, 2022	iShares® 5-10 Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	1,233,508	$1,233,755,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)	59,512	59,512,000

		1,293,267,176

Total Short-Term Investments — 11.5% (Cost: $1,293,222,397)		1,293,267,176

Total Investments in Securities — 109.6% (Cost: $12,848,466,370)		12,266,148,086

Other Assets, Less Liabilities — (9.6)%		(1,077,248,606)

Net Assets — 100.0%		$11,188,899,480

(a) All or a portion of this security is on loan.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$951,524,059	$282,658,478	(a)	$—		$(135,472)	$(291,889)	$1,233,755,176	1,233,508	$1,974,621	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	157,322,000	—		(97,810,000	)(a)	—	—	59,512,000	59,512	9,104		—

						$(135,472)	$(291,889)	$1,293,267,176		$1,983,725		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$10,962,227,122	$—	$10,962,227,122
Foreign Government Obligations	—	10,653,788	—	10,653,788
Money Market Funds	1,293,267,176	—	—	1,293,267,176

	$1,293,267,176	$10,972,880,910	$—	$12,266,148,086

See notes to financial statements.

186	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$359	$336,072
5.40%, 10/01/48 (Call 04/01/48)(a)	464	579,375

		915,447

Aerospace & Defense — 2.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	189	209,485
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(b)	404	355,353
5.80%, 10/11/41(b)	695	867,608
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	287	268,670
3.30%, 03/01/35 (Call 09/01/34)	149	140,227
3.38%, 06/15/46 (Call 12/15/45)	285	242,305
3.50%, 03/01/39 (Call 09/01/38)	452	409,269
3.50%, 03/01/45 (Call 09/01/44)	341	300,223
3.55%, 03/01/38 (Call 09/01/37)	612	566,342
3.60%, 05/01/34 (Call 02/01/34)	264	255,888
3.63%, 03/01/48 (Call 09/01/47)	250	221,767
3.65%, 03/01/47 (Call 09/01/46)	209	184,610
3.75%, 02/01/50 (Call 08/01/49)(a)	810	752,668
3.83%, 03/01/59 (Call 09/01/58)	297	260,127
3.85%, 11/01/48 (Call 05/01/48)	362	326,301
3.90%, 05/01/49 (Call 11/01/48)	594	550,407
3.95%, 08/01/59 (Call 02/01/59)	416	377,778
5.71%, 05/01/40 (Call 11/01/39)	1,628	1,896,447
5.81%, 05/01/50 (Call 11/01/49)	3,385	4,021,410
5.88%, 02/15/40	660	764,285
5.93%, 05/01/60 (Call 11/01/59)	2,313	2,746,498
6.13%, 02/15/33	538	629,788
6.63%, 02/15/38	341	419,789
6.88%, 03/15/39	545	692,354
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	461	433,743
3.60%, 11/15/42 (Call 05/14/42)	270	282,435
4.25%, 04/01/40 (Call 10/01/39)	585	653,140
4.25%, 04/01/50 (Call 10/01/49)(a)	481	552,140
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	576	656,791
5.05%, 04/27/45 (Call 10/27/44)	184	216,554
6.15%, 12/15/40(a)	581	757,936
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	621	553,332
3.60%, 03/01/35 (Call 09/01/34)(a)	495	519,346
3.80%, 03/01/45 (Call 09/01/44)	980	1,024,545
4.07%, 12/15/42	745	812,465
4.09%, 09/15/52 (Call 03/15/52)	1,054	1,151,862
4.50%, 05/15/36 (Call 11/15/35)	281	318,818
4.70%, 05/15/46 (Call 11/15/45)	1,007	1,189,841
5.72%, 06/01/40	49	62,156
Series B, 6.15%, 09/01/36	410	538,632
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	348	356,179
4.03%, 10/15/47 (Call 04/15/47)	1,721	1,814,985
4.75%, 06/01/43	686	789,432
5.05%, 11/15/40	214	252,506
5.15%, 05/01/40 (Call 11/01/39)	427	505,320
5.25%, 05/01/50 (Call 11/01/49)	634	796,755

Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	$830	$722,354
3.03%, 03/15/52 (Call 09/15/51)	929	832,595
3.13%, 07/01/50 (Call 01/01/50)(a)	855	782,360
3.75%, 11/01/46 (Call 05/01/46)	900	909,566
4.05%, 05/04/47 (Call 11/04/46)	464	488,283
4.15%, 05/15/45 (Call 11/16/44)	728	768,240
4.20%, 12/15/44 (Call 06/15/44)	250	258,434
4.35%, 04/15/47 (Call 10/15/46)	785	862,369
4.45%, 11/16/38 (Call 05/16/38)	623	694,085
4.50%, 06/01/42	1,981	2,215,488
4.63%, 11/16/48 (Call 05/16/48)	1,096	1,266,085
4.70%, 12/15/41	365	403,528
4.80%, 12/15/43 (Call 06/15/43)	472	543,846
4.88%, 10/15/40	512	590,608
5.40%, 05/01/35	100	121,102
5.70%, 04/15/40	85	107,805
6.05%, 06/01/36(a)	325	415,729
6.13%, 07/15/38	190	248,361

		43,929,350

Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	1,064	880,788
3.70%, 02/04/51 (Call 08/04/50)	1,001	818,160
3.88%, 09/16/46 (Call 03/16/46)	886	761,387
4.00%, 02/04/61 (Call 08/04/60)	684	569,009
4.25%, 08/09/42	747	681,998
4.45%, 05/06/50 (Call 11/06/49)	349	319,998
4.50%, 05/02/43	631	589,483
5.38%, 01/31/44	1,174	1,224,979
5.80%, 02/14/39 (Call 08/14/38)	1,523	1,669,608
5.95%, 02/14/49 (Call 08/14/48)	1,415	1,571,796
6.20%, 02/14/59 (Call 08/14/58)	242	270,422
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	230	208,640
3.75%, 09/15/47 (Call 03/15/47)	110	121,632
4.02%, 04/16/43	254	280,335
4.50%, 03/15/49 (Call 09/15/48)	218	262,600
4.54%, 03/26/42	936	1,106,354
5.38%, 09/15/35(a)	420	527,729
5.77%, 03/01/41(c)	60	80,848
5.94%, 10/01/32	215	271,682
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	649	559,623
3.98%, 09/25/50 (Call 03/25/50)	910	783,511
4.39%, 08/15/37 (Call 02/15/37)	1,472	1,410,802
4.54%, 08/15/47 (Call 02/15/47)	1,520	1,403,362
4.76%, 09/06/49 (Call 03/06/49)	845	799,787
5.28%, 04/02/50 (Call 02/02/49)	295	299,257
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)(b)	755	729,935
3.88%, 05/23/49 (Call 11/23/48)(b)	412	448,938
4.76%, 11/23/45(b)	400	482,627
Philip Morris International Inc.
3.88%, 08/21/42	356	345,294
4.13%, 03/04/43	404	404,675
4.25%, 11/10/44(a)	730	753,555
4.38%, 11/15/41	759	787,685
4.50%, 03/20/42	560	583,510
4.88%, 11/15/43	375	414,007

S C H E D U L E O F I N V E S T M E N T S	187

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$1,448	$1,869,600
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	412	450,168
5.85%, 08/15/45 (Call 02/12/45)	1,514	1,638,158
6.15%, 09/15/43	341	378,734
7.25%, 06/15/37	511	628,232

		27,388,908

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)(a)	837	838,102
3.38%, 11/01/46 (Call 05/01/46)	324	328,574
3.38%, 03/27/50 (Call 09/27/49)(a)	1,062	1,083,925
3.63%, 05/01/43 (Call 11/01/42)	440	458,519
3.88%, 11/01/45 (Call 05/01/45)	728	787,407
VF Corp.
6.00%, 10/15/33	326	388,524
6.45%, 11/01/37	10	12,921

		3,897,972

Auto Manufacturers — 0.4%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	569	471,401
4.88%, 10/01/43 (Call 04/01/43)(a)	172	205,374
General Motors Co.
5.00%, 04/01/35(a)	69	74,639
5.15%, 04/01/38 (Call 10/01/37)	782	846,755
5.20%, 04/01/45	746	807,963
5.40%, 04/01/48 (Call 10/01/47)	432	479,228
5.95%, 04/01/49 (Call 10/01/48)(a)	686	819,729
6.25%, 10/02/43	1,121	1,361,601
6.60%, 04/01/36 (Call 10/01/35)	993	1,232,103
6.75%, 04/01/46 (Call 10/01/45)	652	824,536

		7,123,329

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,226	1,036,053
4.40%, 10/01/46 (Call 04/01/46)	295	306,484
5.40%, 03/15/49 (Call 09/15/48)(a)	155	182,008
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	600	603,125
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	295	305,257
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)(a)	125	106,808
5.25%, 05/15/49 (Call 11/15/48)(a)	579	649,742

		3,189,477

Banks — 8.1%
ABN AMRO Bank NV, 3.32%, 03/13/37 (Call 12/13/31)(b)(d)	655	611,906
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(d)	3,007	2,640,404
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)(d)	847	740,785
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(d)	1,239	1,101,518
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(d)	2,217	2,124,780
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(d)	709	740,418
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(d)	964	1,008,384
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(d)	3,389	3,636,270
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(d)	1,242	1,353,528

Security	Par (000)	Value

Banks (continued)
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(d)	$1,836	$2,037,165
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(d)	1,564	1,744,870
4.88%, 04/01/44	466	536,149
5.00%, 01/21/44	1,661	1,943,032
5.88%, 02/07/42	1,266	1,641,303
6.11%, 01/29/37	1,344	1,672,495
7.75%, 05/14/38	1,160	1,677,808
Series L, 4.75%, 04/21/45	503	574,771
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(d)	695	672,906
Bank of America N.A., 6.00%, 10/15/36	1,011	1,280,711
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41)(d)	874	798,303
3.81%, 03/10/42 (Call 03/10/41)(a)(d)	852	793,910
4.95%, 01/10/47	968	1,091,958
5.25%, 08/17/45(a)	1,047	1,227,089
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	600	516,927
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)(d)	350	319,988
3.65%, 01/14/37 (Call 01/14/32)(a)(b)(d)	400	388,536
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(d)	997	898,506
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(d)	453	471,934
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(d)	795	872,104
4.65%, 07/30/45	862	982,221
4.65%, 07/23/48 (Call 06/23/48)	1,280	1,496,213
4.75%, 05/18/46	1,439	1,607,177
5.30%, 05/06/44	539	635,643
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(d)	871	1,059,985
5.88%, 02/22/33	455	546,941
5.88%, 01/30/42	506	651,360
6.00%, 10/31/33	494	601,577
6.13%, 08/25/36	633	803,529
6.63%, 06/15/32	716	899,475
6.68%, 09/13/43	481	662,031
6.88%, 03/05/38	110	147,012
6.88%, 02/15/98	302	455,404
8.13%, 07/15/39	1,411	2,207,328
Citizens Financial Group Inc., 2.64%, 09/30/32
(Call 07/02/32)	99	91,810
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	720	664,108
3.74%, 09/12/39(b)	545	538,063
3.90%, 07/12/47(a)(b)	1,329	1,452,005
4.32%, 01/10/48(a)(b)	921	971,986
Cooperatieve Rabobank U.A.
5.25%, 05/24/41(a)	1,755	2,267,520
5.25%, 08/04/45	571	685,062
5.75%, 12/01/43(a)	797	1,009,636
5.80%, 09/30/2110(a)(b)	65	92,784
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	357	306,891
Credit Suisse Group AG, 4.88%, 05/15/45	901	984,446
Fifth Third Bancorp., 8.25%, 03/01/38	821	1,235,463

188	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$290	$322,137
4.63%, 02/13/47 (Call 08/13/46)(a)	405	462,601
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(d)	1,125	998,922
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(d)	1,707	1,591,698
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(d)	1,005	967,425
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(d)	1,982	2,090,015
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(d)	933	1,004,531
4.75%, 10/21/45 (Call 04/21/45)	1,367	1,554,333
4.80%, 07/08/44 (Call 01/08/44)	912	1,042,915
5.15%, 05/22/45	1,197	1,404,967
6.13%, 02/15/33(a)	840	1,039,560
6.25%, 02/01/41	1,668	2,187,594
6.45%, 05/01/36	746	951,948
6.75%, 10/01/37	4,541	5,966,427
HBOS PLC, 6.00%, 11/01/33(a)(b)	75	92,124
HSBC Bank USA N.A., 7.00%, 01/15/39	810	1,157,561
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35(a)	460	545,973
HSBC Holdings PLC
5.25%, 03/14/44(a)	495	567,412
6.10%, 01/14/42	527	692,801
6.50%, 05/02/36	1,322	1,669,790
6.50%, 09/15/37	1,685	2,146,379
6.80%, 06/01/38	913	1,188,743
7.63%, 05/17/32	318	414,321
HSBC USA Inc., 7.20%, 07/15/97	230	373,228
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(d)	973	838,837
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(d)	896	842,149
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(d)	1,694	1,564,287
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(d)	1,550	1,454,737
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(d)	1,965	1,887,443
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(d)	1,613	1,700,782
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(d)	1,357	1,412,788
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(d)	2,061	2,177,157
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(d)	1,147	1,212,553
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(d)	1,562	1,711,082
4.85%, 02/01/44	730	862,161
4.95%, 06/01/45	1,428	1,710,746
5.40%, 01/06/42	1,005	1,248,410
5.50%, 10/15/40	938	1,160,246
5.60%, 07/15/41	1,360	1,719,761
5.63%, 08/16/43(a)	953	1,194,193
6.40%, 05/15/38	1,670	2,238,403
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41)(d)	895	789,326
4.34%, 01/09/48	1,044	1,055,865
5.30%, 12/01/45	678	775,022
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,104	1,157,130
4.15%, 03/07/39(a)	195	212,707
4.29%, 07/26/38(a)	311	345,965

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(d)	$1,338	$1,162,874
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)(d)	1,384	1,321,101
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(d)	1,299	1,360,360
4.30%, 01/27/45	1,567	1,703,710
4.38%, 01/22/47	1,710	1,888,834
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(d)	649	711,674
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(d)	1,545	2,058,922
6.38%, 07/24/42	1,336	1,822,063
7.25%, 04/01/32(a)	608	820,210
National Australia Bank Ltd., 2.65%, 01/14/41(b)	313	263,720
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	655	856,575
Regions Financial Corp., 7.38%, 12/10/37	325	457,863
Santander UK Group Holdings PLC, 5.63%, 09/15/45(b)	199	232,465
Societe Generale SA
3.63%, 03/01/41(b)	253	224,318
4.03%, 01/21/43 (Call 01/21/42)(a)(b)(d)	570	518,401
5.63%, 11/24/45(a)(b)	327	365,272
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	497	529,940
5.70%, 03/26/44(a)(b)	1,228	1,378,567
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	230	194,417
2.93%, 09/17/41	328	294,818
3.05%, 01/14/42	425	401,501
UBS AG/London, 4.50%, 06/26/48(b)	370	417,396
UBS Group AG
2.75%, 02/11/33 (Call 02/11/32)(b)(d)	80	76,274
3.18%, 02/11/43 (Call 02/11/42)(b)(d)	1,850	1,718,973
Wachovia Corp.
5.50%, 08/01/35	795	934,119
7.50%, 04/15/35	305	413,646
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40), (SOFR + 2.530%)(d)	2,391	2,221,076
3.90%, 05/01/45	1,527	1,583,733
4.40%, 06/14/46	1,457	1,560,537
4.65%, 11/04/44	1,047	1,149,942
4.75%, 12/07/46	1,385	1,554,378
4.90%, 11/17/45	1,456	1,651,775
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(d)	3,308	4,073,436
5.38%, 02/07/35	395	481,459
5.38%, 11/02/43	1,407	1,687,342
5.61%, 01/15/44	1,363	1,665,707
5.95%, 12/01/86	90	110,080
Wells Fargo Bank N.A.
5.85%, 02/01/37	500	620,160
5.95%, 08/26/36	415	525,204
6.60%, 01/15/38	1,080	1,472,236
Westpac Banking Corp.
2.96%, 11/16/40	552	488,533
3.13%, 11/18/41	776	697,087
4.42%, 07/24/39	701	753,495

		162,303,476

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,539	3,944,165
4.90%, 02/01/46 (Call 08/01/45)	6,390	7,220,455

S C H E D U L E O F I N V E S T M E N T S	189

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	$610	$619,221
4.63%, 02/01/44	642	700,839
4.70%, 02/01/36 (Call 08/01/35)	400	442,742
4.90%, 02/01/46 (Call 08/01/45)	873	976,467
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	656	647,531
4.35%, 06/01/40 (Call 12/01/39)	850	906,473
4.38%, 04/15/38 (Call 10/15/37)	1,026	1,102,093
4.44%, 10/06/48 (Call 04/06/48)	1,151	1,231,564
4.50%, 06/01/50 (Call 12/01/49)(a)	1,567	1,724,297
4.60%, 04/15/48 (Call 10/15/47)	1,637	1,794,657
4.60%, 06/01/60 (Call 12/01/59)	799	873,308
4.75%, 04/15/58 (Call 10/15/57)	962	1,063,298
4.95%, 01/15/42	990	1,132,278
5.45%, 01/23/39 (Call 07/23/38)	1,237	1,473,659
5.55%, 01/23/49 (Call 07/23/48)	2,452	3,036,089
5.80%, 01/23/59 (Call 07/23/58)	1,470	1,884,163
5.88%, 06/15/35	265	325,563
6.63%, 08/15/33	100	128,471
8.00%, 11/15/39	694	1,043,311
8.20%, 01/15/39	829	1,265,863
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	192	220,406
5.30%, 05/15/48 (Call 11/15/47)(b)	461	546,966
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)(a)	135	137,818
4.00%, 04/15/38 (Call 10/15/37)	290	313,803
4.50%, 07/15/45 (Call 01/15/45)	610	701,487
Coca-Cola Co. (The)
2.50%, 06/01/40	724	656,187
2.50%, 03/15/51	830	711,067
2.60%, 06/01/50	1,202	1,054,452
2.75%, 06/01/60	946	825,425
2.88%, 05/05/41	649	615,052
3.00%, 03/05/51	849	807,436
4.20%, 03/25/50	422	485,146
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	185	161,485
5.25%, 11/26/43	406	482,933
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	465	446,032
4.10%, 02/15/48 (Call 08/15/47)	355	356,682
4.50%, 05/09/47 (Call 11/09/46)	267	281,619
5.25%, 11/15/48 (Call 05/15/48)	400	465,425
Diageo Capital PLC
2.13%, 04/29/32 (Call 01/29/32)	321	301,473
3.88%, 04/29/43 (Call 10/29/42)(a)	222	238,700
5.88%, 09/30/36	702	919,039
Diageo Investment Corp.
4.25%, 05/11/42(a)	370	417,627
7.45%, 04/15/35	125	181,560
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,805	1,690,635
4.38%, 05/10/43	425	449,905
Heineken NV
4.00%, 10/01/42(b)	311	327,073
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	400	449,857
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	370	332,592

Security	Par (000)	Value

Beverages (continued)
3.80%, 05/01/50 (Call 11/01/49)	$494	$485,993
4.42%, 12/15/46 (Call 06/15/46)	222	234,158
4.50%, 11/15/45 (Call 05/15/45)	519	552,009
4.99%, 05/25/38 (Call 11/25/37)(a)	383	434,932
5.09%, 05/25/48 (Call 11/25/47)(a)	840	980,208
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	1,248	1,240,721
5.00%, 05/01/42	708	776,223
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	1,171	1,088,729
2.75%, 10/21/51 (Call 04/21/51)	1,274	1,172,632
2.88%, 10/15/49 (Call 04/15/49)	1,152	1,090,149
3.38%, 07/29/49 (Call 01/29/49)	810	823,264
3.45%, 10/06/46 (Call 04/06/46)	979	991,465
3.60%, 08/13/42(a)	100	103,004
3.63%, 03/19/50 (Call 09/19/49)	858	915,238
3.88%, 03/19/60 (Call 09/19/59)	123	137,253
4.00%, 03/05/42(a)	187	201,854
4.00%, 05/02/47 (Call 11/02/46)	25	27,610
4.45%, 04/14/46 (Call 10/14/45)	100	118,203
4.88%, 11/01/40(a)	65	80,382
5.50%, 01/15/40	90	117,969
Pernod Ricard International Finance LLC, 2.75%, 10/01/50
(Call 04/01/50)(b)	387	330,142
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	571	708,394

		60,724,921

Biotechnology — 1.4%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	758	614,996
2.80%, 08/15/41 (Call 02/15/41)	972	857,523
3.00%, 01/15/52 (Call 07/15/51)	910	779,219
3.15%, 02/21/40 (Call 08/21/39)	1,524	1,423,912
3.38%, 02/21/50 (Call 08/21/49)(a)	1,532	1,404,497
4.20%, 02/22/52 (Call 08/22/51)	750	786,187
4.40%, 05/01/45 (Call 11/01/44)	1,534	1,629,857
4.40%, 02/22/62 (Call 08/22/61)	255	268,107
4.56%, 06/15/48 (Call 12/15/47)	1,124	1,219,739
4.66%, 06/15/51 (Call 12/15/50)	2,234	2,500,450
4.95%, 10/01/41	597	679,530
5.15%, 11/15/41 (Call 05/15/41)	803	927,931
5.65%, 06/15/42 (Call 12/15/41)(a)	190	231,279
5.75%, 03/15/40(a)	480	585,769
6.38%, 06/01/37(a)	100	132,204
6.40%, 02/01/39(a)	125	162,392
6.90%, 06/01/38	50	68,874
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	285	338,637
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	1,145	935,573
3.25%, 02/15/51 (Call 08/15/50)(a)(b)	657	552,160
5.20%, 09/15/45 (Call 03/15/45)	440	496,617
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	891	769,558
2.80%, 10/01/50 (Call 04/01/50)(a)	1,049	887,048
4.00%, 09/01/36 (Call 03/01/36)(a)	285	303,517
4.15%, 03/01/47 (Call 09/01/46)	1,295	1,357,178
4.50%, 02/01/45 (Call 08/01/44)	1,319	1,427,196
4.60%, 09/01/35 (Call 03/01/35)(a)	597	671,940
4.75%, 03/01/46 (Call 09/01/45)	1,341	1,518,998
4.80%, 04/01/44 (Call 10/01/43)	1,330	1,510,407
5.65%, 12/01/41 (Call 06/01/41)	598	745,689

190	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	$448	$370,028
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	549	485,741
3.35%, 09/02/51 (Call 03/02/51)	517	433,105
3.55%, 09/02/50 (Call 03/02/50)	706	612,758

		27,688,616

Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	1,121	1,053,595
3.58%, 04/05/50 (Call 10/05/49)	1,227	1,166,918
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)(b)	200	222,583
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	794	901,057
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)(b)	200	271,160
6.88%, 09/29/39(b)	130	178,112
Holcim Finance U.S. LLC, 4.75%, 09/22/46
(Call 03/22/46)(a)(b)	350	396,173
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	383	419,386
4.63%, 07/02/44 (Call 01/02/44)	225	252,952
4.95%, 07/02/64 (Call 01/02/64)(c)	272	310,794
5.13%, 09/14/45 (Call 03/14/45)(a)	341	412,819
6.00%, 01/15/36	217	278,503
Lafarge SA, 7.13%, 07/15/36(a)	610	829,015
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	623	554,963
4.25%, 12/15/47 (Call 06/15/47)(a)	454	475,464
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	204	177,378
4.50%, 05/15/47 (Call 11/15/46)(a)	232	247,451
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	197	207,988
4.40%, 01/30/48 (Call 07/30/47)	644	684,619
7.00%, 12/01/36	184	241,866
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	500	621,255
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)(a)	425	466,705
4.70%, 03/01/48 (Call 09/01/47)	364	408,704

		10,779,460

Chemicals — 1.8%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(b)	465	484,536
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	552	502,593
2.80%, 05/15/50 (Call 11/15/49)(a)	772	691,726
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)(a)	238	285,886
Braskem Netherlands Finance BV, 5.88%, 01/31/50(b)	50	49,824
CF Industries Inc.
4.95%, 06/01/43	850	921,018
5.15%, 03/15/34	150	167,849
5.38%, 03/15/44	440	495,730
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(a)	596	569,962
4.25%, 10/01/34 (Call 04/01/34)	371	401,340
4.38%, 11/15/42 (Call 05/15/42)(a)	798	853,401
4.63%, 10/01/44 (Call 04/01/44)(a)	222	244,776
4.80%, 05/15/49 (Call 11/15/48)	484	547,226
5.25%, 11/15/41 (Call 05/15/41)	641	751,159

Security	Par (000)	Value

Chemicals (continued)
5.55%, 11/30/48 (Call 05/30/48)	$594	$748,685
9.40%, 05/15/39	701	1,177,695
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	1,232	1,464,611
5.42%, 11/15/48 (Call 05/15/48)	1,517	1,903,796
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	731	799,503
4.80%, 09/01/42 (Call 03/01/42)	270	298,377
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(a)	478	364,595
2.70%, 12/15/51 (Call 06/15/51)	605	527,917
2.75%, 08/18/55 (Call 02/18/55)	812	701,967
3.95%, 12/01/47 (Call 06/01/47)	485	528,238
5.50%, 12/08/41	50	65,632
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	370	397,378
GC Treasury Center Co. Ltd., 4.30%, 03/18/51
(Call 09/18/50)(b)	350	344,677
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(b)	808	745,944
3.47%, 12/01/50 (Call 06/01/50)(b)	150	136,211
4.38%, 06/01/47 (Call 12/01/46)	495	530,803
5.00%, 09/26/48 (Call 03/26/48)	675	771,646
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)(a)	172	134,981
3.55%, 11/07/42 (Call 05/07/42)	480	506,777
Lubrizol Corp. (The), 6.50%, 10/01/34	355	484,519
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	549	603,485
5.25%, 07/15/43	575	656,419
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	622	582,128
3.63%, 04/01/51 (Call 04/01/50)(a)	732	691,244
3.80%, 10/01/60 (Call 04/01/60)	428	382,867
4.20%, 10/15/49 (Call 04/15/49)	707	715,284
4.20%, 05/01/50 (Call 11/01/49)	558	566,260
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	675	708,479
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	252,575
5.45%, 11/15/33 (Call 05/15/33)	213	251,168
5.63%, 11/15/43 (Call 05/15/43)	145	179,211
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)(a)	491	511,014
4.13%, 03/15/35 (Call 09/15/34)	23	24,835
4.90%, 06/01/43 (Call 12/01/42)	215	247,040
5.00%, 04/01/49 (Call 10/01/48)	661	797,751
5.25%, 01/15/45 (Call 07/15/44)	488	588,867
5.63%, 12/01/40(a)	470	582,086
5.88%, 12/01/36(a)	366	454,975
6.13%, 01/15/41 (Call 07/15/40)	70	89,080
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	225	225,000
5.88%, 09/17/44(b)	811	856,627
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	325	348,434
5.25%, 06/01/45 (Call 12/01/44)	139	169,715
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	495	424,791
3.30%, 05/15/50 (Call 11/15/49)	236	215,921
3.80%, 08/15/49 (Call 02/15/49)	492	494,273

S C H E D U L E O F I N V E S T M E N T S	191

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.00%, 12/15/42 (Call 06/15/42)	$265	$270,801
4.50%, 06/01/47 (Call 12/01/46)	844	925,784
4.55%, 08/01/45 (Call 02/01/45)	329	359,968
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	295	251,927
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	400	391,504
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	602	526,420
3.13%, 08/15/51 (Call 02/15/51)(a)	423	362,700
3.38%, 08/15/61 (Call 02/15/61)	452	376,045
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	295	311,269
5.00%, 08/15/46 (Call 02/15/46)	305	346,134

		35,343,059

Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/01/41)(a)(b)	120	115,274
American University (The), Series 2019, 3.67%, 04/01/49	390	418,839
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	120	117,478
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	55	49,068
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	293	274,869
4.32%, 08/01/45	138	165,418
4.70%, 11/01/2111	325	415,139
Cintas Corp. No. 2, 6.15%, 08/15/36	100	131,190
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	400	521,084
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	904	1,007,960
6.85%, 07/02/37(a)(b)	780	951,881
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(a)(b)	585	586,100
Duke University
3.20%, 10/01/38	100	99,759
3.30%, 10/01/46	80	80,867
Series 2020, 2.68%, 10/01/44	397	367,277
Series 2020, 2.76%, 10/01/50	190	173,789
Series 2020, 2.83%, 10/01/55	550	503,185
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	115	109,522
Equifax Inc., 7.00%, 07/01/37	100	128,976
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(b)	180	192,277
4.50%, 02/15/45 (Call 08/15/44)(b)	224	244,216
5.63%, 03/15/42(b)	452	556,604
6.70%, 06/01/34(b)	50	65,029
7.00%, 10/15/37(b)	1,350	1,897,483
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)(a)	280	303,068
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	120	103,737
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	555	515,446
George Washington University (The)
4.87%, 09/15/45	125	153,258
Series 2014, 4.30%, 09/15/44	157	180,897
Series 2016, 3.55%, 09/15/46	235	235,056
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	662	747,252
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	18	16,324
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	200	263,229

Security	Par (000)	Value

Commercial Services (continued)
Series B, 4.32%, 04/01/49 (Call 10/01/48)(a)	$395	$436,391
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)(a)	379	373,470
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	100	109,909
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	98	118,798
Series A, 2.81%, 01/01/60 (Call 07/01/59)	330	302,942
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)(a)	303	261,916
3.46%, 05/01/47	95	98,277
3.65%, 05/01/48 (Call 11/01/47)	387	426,672
Massachusetts Institute of Technology
3.89%, 07/01/2116	179	190,908
3.96%, 07/01/38(a)	59	66,350
4.68%, 07/01/2114	334	434,023
5.60%, 07/01/2111	617	929,529
Series F, 2.99%, 07/01/50 (Call 01/01/50)	479	476,039
Series G, 2.29%, 07/01/51 (Call 01/01/51)	315	264,571
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	186	200,464
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)(a)	371	278,699
2.75%, 08/19/41 (Call 02/19/41)	490	424,435
3.10%, 11/29/61 (Call 05/29/61)(a)	440	372,091
3.25%, 05/20/50 (Call 11/20/49)	334	302,746
3.75%, 02/25/52 (Call 08/25/51)	145	144,860
4.88%, 12/17/48 (Call 06/17/48)	339	394,327
5.25%, 07/15/44	235	285,069
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	190	175,456
Northwestern University
3.69%, 12/01/38	310	337,582
3.87%, 12/01/48	135	150,288
4.64%, 12/01/44	500	609,494
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)(a)	300	334,682
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	46,316
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)(a)	595	557,754
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	197	174,759
3.15%, 07/15/46 (Call 01/15/46)	280	281,407
3.30%, 07/15/56 (Call 01/15/56)	340	346,461
3.62%, 10/01/37	197	215,335
4.88%, 10/15/40	310	394,216
6.50%, 01/15/39(a)(b)	440	643,415
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	435	379,432
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	437	387,434
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	235	176,489
3.25%, 12/01/49 (Call 06/01/49)	498	481,059
4.50%, 05/15/48 (Call 11/15/47)(a)	135	153,224
Trustees of Boston College, 3.13%, 07/01/52(a)	452	460,607
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	280	312,901
Trustees of Dartmouth College, 3.47%, 06/01/46	185	188,055
Trustees of Princeton University (The)
5.70%, 03/01/39	471	631,157
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	135	119,921
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	139,464
4.67%, 09/01/2112	280	358,622

192	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	$155	$133,208
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	185	243,641
United Communities LLC, 5.61%, 09/15/51	46	50,024
University of Chicago (The) 3.00%, 10/01/52 (Call 04/01/52)(a)	275	267,265
4.00%, 10/01/53 (Call 04/01/53)	350	399,303
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	125	119,882
Series C, 2.55%, 04/01/50 (Call 10/01/49)	160	142,218
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	199	207,458
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	183	188,713
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	175	160,981
3.03%, 10/01/39	490	479,803
5.25%, 10/01/2111	320	439,064
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	310	340,933
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	140	132,507
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	70	65,480
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	234	226,131
5.50%, 06/15/45 (Call 12/15/44)	128	160,255
Wesleyan University, 4.78%, 07/01/2116	206	247,710
William Marsh Rice University
3.57%, 05/15/45	258	271,462
3.77%, 05/15/55	155	177,055
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	333	289,173

		31,381,833

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	1,040	926,297
2.40%, 08/20/50 (Call 06/20/50)	875	732,636
2.55%, 08/20/60 (Call 02/20/60)	1,056	874,977
2.65%, 05/11/50 (Call 11/11/49)	1,590	1,410,682
2.65%, 02/08/51 (Call 08/08/50)	1,896	1,684,238
2.70%, 08/05/51 (Call 02/05/51)	1,150	1,030,365
2.80%, 02/08/61 (Call 02/08/60)	1,257	1,094,937
2.85%, 08/05/61 (Call 02/05/61)	855	759,614
2.95%, 09/11/49 (Call 03/11/49)(a)	1,026	956,489
3.45%, 02/09/45	1,389	1,420,501
3.75%, 09/12/47 (Call 03/12/47)	895	953,548
3.75%, 11/13/47 (Call 05/13/47)	747	798,102
3.85%, 05/04/43	1,889	2,031,245
3.85%, 08/04/46 (Call 02/04/46)	1,491	1,589,393
4.25%, 02/09/47 (Call 08/09/46)	940	1,072,646
4.38%, 05/13/45	1,307	1,494,095
4.45%, 05/06/44	932	1,086,427
4.50%, 02/23/36 (Call 08/23/35)	763	896,936
4.65%, 02/23/46 (Call 08/23/45)	2,518	3,055,136
Dell Inc.
5.40%, 09/10/40(a)	390	399,750
6.50%, 04/15/38	490	563,336
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(b)	605	530,418
3.45%, 12/15/51 (Call 06/15/51)(b)	890	753,657
8.10%, 07/15/36 (Call 01/15/36)	462	639,763
8.35%, 07/15/46 (Call 01/15/46)	464	703,648
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	414	495,055

Security	Par (000)	Value

Computers (continued)
6.35%, 10/15/45 (Call 04/15/45)	$1,020	$1,216,375
HP Inc., 6.00%, 09/15/41	952	1,137,296
IBM Corp., 3.43%, 02/09/52 (Call 08/09/51)	345	335,480
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	330	300,587
2.95%, 05/15/50 (Call 11/15/49)	640	573,735
4.00%, 06/20/42	829	870,792
4.15%, 05/15/39	1,367	1,458,665
4.25%, 05/15/49	1,588	1,740,258
4.70%, 02/19/46	757	883,271
5.60%, 11/30/39	655	819,295
5.88%, 11/29/32	976	1,222,326
7.13%, 12/01/96(a)	132	216,052
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(a)(b)	342	290,443

		39,018,466

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co. 3.70%, 08/01/47 (Call 02/01/47)(a)	300	329,066
4.00%, 08/15/45	500	563,453
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)(a)	433	422,585
3.70%, 08/15/42	211	216,710
4.15%, 03/15/47 (Call 09/15/46)	412	465,148
4.38%, 06/15/45 (Call 12/15/44)	240	277,368
6.00%, 05/15/37	210	281,436
Procter & Gamble Co. (The)
3.50%, 10/25/47	40	43,538
3.55%, 03/25/40	881	943,831
3.60%, 03/25/50(a)	451	495,989
5.50%, 02/01/34	115	147,161
5.55%, 03/05/37	430	571,989
Unilever Capital Corp.
5.90%, 11/15/32	1,056	1,343,125
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	372	321,989

		6,423,388

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	480	498,358
4.20%, 05/15/47 (Call 11/15/46)	245	273,960
4.60%, 06/15/45 (Call 12/15/44)	631	730,401

		1,502,719

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	1,157	1,092,543
3.85%, 10/29/41 (Call 04/29/41)	957	886,875
American Express Co., 4.05%, 12/03/42	173	189,662
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(b)	400	348,375
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	343	285,475
2.85%, 08/05/51 (Call 02/05/51)(b)	455	381,780
3.20%, 01/30/52 (Call 07/30/51)(b)	300	270,240
3.50%, 09/10/49 (Call 03/10/49)(b)	335	315,897
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	580	593,206
4.45%, 07/15/45(b)	280	302,336
5.00%, 06/15/44(b)	421	486,539
6.25%, 08/15/42(b)	175	231,306
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	105	92,567

S C H E D U L E O F I N V E S T M E N T S	193

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	$417	$382,846
3.63%, 02/15/52 (Call 08/15/51)	400	371,116
4.70%, 09/20/47 (Call 03/20/47)	569	620,576
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	341	309,168
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	733	695,215
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	541	618,200
5.30%, 09/15/43 (Call 03/15/43)	584	743,299
Credit Suisse USA Inc., 7.13%, 07/15/32	959	1,272,527
FMR LLC
4.95%, 02/01/33(b)	85	97,515
5.15%, 02/01/43(b)	290	341,806
6.45%, 11/15/39(b)	440	589,687
6.50%, 12/14/40(b)	402	540,687
Franklin Resources Inc., 3.35%, 08/12/51 (Call 02/12/51)	450	389,576
Invesco Finance PLC, 5.38%, 11/30/43	286	339,878
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	303	376,740
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	135	124,002
6.25%, 01/15/36	455	554,810
6.50%, 01/20/43	279	351,603
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	286	337,065
Legg Mason Inc., 5.63%, 01/15/44	505	625,663
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	691	647,289
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)(a)	366	343,630
3.65%, 06/01/49 (Call 12/01/48)	688	728,756
3.80%, 11/21/46 (Call 05/21/46)	370	395,726
3.85%, 03/26/50 (Call 09/26/49)	1,094	1,189,116
3.95%, 02/26/48 (Call 08/26/47)	347	380,108
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	358	300,579
3.25%, 04/28/50 (Call 10/28/49)(a)	728	659,158
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	120	133,747
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	316	375,562
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	629	623,314
4.95%, 07/15/46	581	668,192
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	1,318	1,047,226
2.70%, 04/15/40 (Call 10/15/39)	736	692,037
3.65%, 09/15/47 (Call 03/15/47)(a)	484	513,474
4.15%, 12/14/35 (Call 06/14/35)	632	711,048
4.30%, 12/14/45 (Call 06/14/45)	2,235	2,586,809
Western Union Co. (The)
6.20%, 11/17/36	372	425,150
6.20%, 06/21/40	265	309,591

		27,889,292

Electric — 11.8%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	587	570,266
4.00%, 10/03/49(b)	303	318,804
6.50%, 10/27/36(a)(b)	785	1,032,275
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)(b)	319	345,183

Security	Par (000)	Value

Electric (continued)
Adani Transmission Ltd., 4.25%, 05/21/36 (Call 11/21/35)(b)	$14	$12,913
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	376	341,374
3.80%, 10/01/47 (Call 04/01/47)	273	264,581
Series E, 6.65%, 02/15/33	319	393,303
Series G, 4.15%, 05/01/49 (Call 11/01/48)	309	312,257
Series H, 3.45%, 01/15/50 (Call 07/15/49)	385	356,370
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	135	123,873
3.75%, 12/01/47 (Call 06/01/47)	265	267,899
3.80%, 06/15/49 (Call 12/15/48)	207	209,630
4.00%, 12/01/46 (Call 06/01/46)	290	304,328
4.25%, 09/15/48 (Call 03/15/48)	269	293,135
Series M, 3.65%, 04/01/50 (Call 10/01/49)	382	378,655
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	215,097
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	300	265,279
3.13%, 07/15/51 (Call 01/15/51)(a)	395	357,191
3.45%, 10/01/49 (Call 04/01/49)	292	278,278
3.75%, 03/01/45 (Call 09/01/44)	610	606,243
3.85%, 12/01/42	325	328,577
4.10%, 01/15/42(a)	90	91,348
4.15%, 08/15/44 (Call 02/15/44)	347	367,848
4.30%, 01/02/46 (Call 07/02/45)	330	355,504
5.50%, 03/15/41(a)	338	406,088
5.70%, 02/15/33	40	48,435
6.00%, 03/01/39(a)	232	297,799
6.13%, 05/15/38	40	51,961
Series 11-C, 5.20%, 06/01/41	370	434,152
Series A, 4.30%, 07/15/48 (Call 01/15/48)	362	392,068
Series B, 3.70%, 12/01/47 (Call 06/01/47)	440	445,955
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	595	503,673
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	267	237,545
3.25%, 03/15/50 (Call 09/15/49)	217	205,667
3.70%, 12/01/47 (Call 06/01/47)	352	362,670
4.15%, 03/15/46 (Call 09/15/45)	215	235,054
4.30%, 07/01/44 (Call 01/01/44)	260	280,849
4.50%, 03/15/49 (Call 09/15/48)	355	408,288
4.80%, 12/15/43 (Call 06/15/43)	345	391,093
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	127	111,151
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	181	208,224
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	136	143,435
4.45%, 06/01/45 (Call 12/01/44)	126	132,615
7.00%, 04/01/38	585	784,814
Series L, 5.80%, 10/01/35	295	351,164
Series P, 6.70%, 08/15/37	270	347,099
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	311	335,048
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	295	283,845
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)(a)	335	267,215
3.35%, 05/15/50 (Call 11/15/49)	373	332,651
3.50%, 12/01/49 (Call 06/01/49)	247	227,611
3.75%, 05/15/46 (Call 11/15/45)	141	138,201
4.20%, 08/15/48 (Call 02/15/48)	178	181,860
4.25%, 03/01/49 (Call 09/01/48)	231	238,886

194	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.35%, 11/15/45 (Call 05/15/45)	$237	$242,642
4.50%, 04/01/42 (Call 10/01/41)	376	396,536
4.70%, 01/15/44 (Call 07/15/43)	110	116,943
5.05%, 09/01/41 (Call 03/01/41)	395	440,670
5.50%, 09/01/35(a)	270	310,635
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	266	296,140
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)(a)	323	291,129
3.20%, 09/15/49 (Call 03/15/49)	367	346,845
3.50%, 08/15/46 (Call 02/15/46)	425	421,610
3.75%, 08/15/47 (Call 02/15/47)	70	72,308
4.25%, 09/15/48 (Call 03/15/48)	260	288,113
6.35%, 10/01/36	100	133,727
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	189	206,037
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	936	794,205
3.80%, 07/15/48 (Call 01/15/48)	562	564,950
4.25%, 10/15/50 (Call 04/15/50)	638	687,918
4.45%, 01/15/49 (Call 07/15/48)	503	555,929
4.50%, 02/01/45 (Call 08/01/44)	343	377,810
5.15%, 11/15/43 (Call 05/15/43)	478	554,857
5.95%, 05/15/37	485	610,208
6.13%, 04/01/36	912	1,155,081
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	189	183,440
4.20%, 09/15/46 (Call 03/15/46)	105	107,626
4.35%, 05/01/33 (Call 02/01/33)	104	110,890
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	192	202,096
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	255	255,157
3.60%, 03/01/52 (Call 09/01/51)	50	50,799
3.95%, 03/01/48 (Call 09/01/47)	350	369,772
4.50%, 04/01/44 (Call 10/01/43)	482	549,369
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	655	722,285
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	75	66,477
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	225	216,765
Series K2, 6.95%, 03/15/33	10	13,287
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	187	180,738
CEZ AS, 5.63%, 04/03/42(a)(b)	318	375,407
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	100	110,591
Cleco Power LLC
6.00%, 12/01/40(a)	298	373,952
6.50%, 12/01/35(a)	210	284,415
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	412	510,785
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	160	172,714
4.88%, 03/01/44 (Call 09/01/43)	246	280,134
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(b)	289	295,072
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(b)	589	522,596
4.68%, 02/09/51 (Call 08/09/50)(b)	762	628,658
5.75%, 02/14/42(b)	651	626,594
6.13%, 06/16/45(b)	415	425,898
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	543	494,195
3.65%, 06/15/46 (Call 12/15/45)	325	332,383
3.70%, 03/01/45 (Call 09/01/44)	58	58,804

Security	Par (000)	Value

Electric (continued)
3.80%, 10/01/42 (Call 04/01/42)	$305	$316,356
4.00%, 03/01/48 (Call 09/01/47)	491	523,723
4.00%, 03/01/49 (Call 09/01/48)	343	366,028
4.35%, 11/15/45 (Call 05/15/45)	333	364,688
4.60%, 08/15/43 (Call 02/15/43)	155	177,232
4.70%, 01/15/44 (Call 07/15/43)	315	362,048
6.45%, 01/15/38	269	360,473
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	497	506,680
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	250	235,504
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	384	355,210
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	375	325,220
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	337	361,830
4.30%, 04/15/44 (Call 10/15/43)	199	219,084
6.35%, 06/01/36	200	258,778
Series A, 4.15%, 06/01/45 (Call 12/01/44)	175	190,086
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	300	269,111
3.60%, 06/15/61 (Call 12/15/60)	660	613,724
3.70%, 11/15/59 (Call 05/15/59)	433	404,562
3.85%, 06/15/46 (Call 12/15/45)	162	160,482
3.95%, 03/01/43 (Call 09/01/42)	270	271,401
4.45%, 03/15/44 (Call 09/15/43)(a)	500	536,912
4.50%, 12/01/45 (Call 06/01/45)	448	484,545
4.50%, 05/15/58 (Call 11/15/57)	471	509,758
4.63%, 12/01/54 (Call 06/01/54)	449	500,975
5.70%, 06/15/40	230	280,636
Series 05-A, 5.30%, 03/01/35	195	227,945
Series 06-A, 5.85%, 03/15/36	332	408,216
Series 06-B, 6.20%, 06/15/36	410	521,242
Series 06-E, 5.70%, 12/01/36	365	440,055
Series 07-A, 6.30%, 08/15/37	540	696,022
Series 08-B, 6.75%, 04/01/38(a)	435	588,029
Series 09-C, 5.50%, 12/01/39	685	819,390
Series 12-A, 4.20%, 03/15/42	210	218,844
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	436	435,270
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	711	731,447
Series A, 4.13%, 05/15/49 (Call 11/15/48)	313	324,707
Series C, 3.00%, 12/01/60 (Call 06/01/60)	455	374,925
Series C, 4.00%, 11/15/57 (Call 05/15/57)	274	275,088
Series C, 4.30%, 12/01/56 (Call 06/01/56)	231	242,200
Series E, 4.65%, 12/01/48 (Call 06/01/48)	519	578,970
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	635	654,939
Constellation Energy Generation LLC, 5.60%, 06/15/42 (Call 12/15/41)	188	208,245
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	253	195,480
2.65%, 08/15/52 (Call 02/15/52)	330	283,474
3.10%, 08/15/50 (Call 02/15/50)	391	370,773
3.25%, 08/15/46 (Call 02/15/46)	345	330,885
3.50%, 08/01/51 (Call 02/01/51)	381	381,010
3.75%, 02/15/50 (Call 08/15/49)	248	258,490
3.95%, 05/15/43 (Call 11/15/42)	255	273,629
3.95%, 07/15/47 (Call 01/15/47)	280	297,201
4.05%, 05/15/48 (Call 11/15/47)	400	432,484
4.35%, 04/15/49 (Call 10/15/48)	420	474,661
4.35%, 08/31/64 (Call 02/28/64)(a)	159	176,480
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	91	94,826

S C H E D U L E O F I N V E S T M E N T S	195

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	$200	$201,030
4.15%, 05/15/45 (Call 11/15/44)	250	266,257
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	227	251,278
7.00%, 06/15/38	379	505,626
Series A, 4.60%, 03/15/49 (Call 09/15/48)	205	228,245
Series B, 3.30%, 04/15/41 (Call 10/15/40)	224	207,624
Series B, 5.95%, 06/15/35	489	590,434
Series C, 4.05%, 09/15/42 (Call 03/15/42)	285	288,488
Series C, 4.90%, 08/01/41 (Call 02/01/41)	469	525,731
Series E, 6.30%, 03/15/33	266	328,044
Series F, 5.25%, 08/01/33(a)	490	566,336
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	303	338,514
5.10%, 06/01/65 (Call 12/01/64)	341	422,511
5.30%, 05/15/33	420	505,886
5.45%, 02/01/41 (Call 08/01/40)(a)	440	538,595
6.05%, 01/15/38	228	291,964
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	270	245,679
3.65%, 03/01/52 (Call 09/01/51)	105	108,832
3.70%, 03/15/45 (Call 09/15/44)	276	281,104
3.70%, 06/01/46 (Call 12/01/45)	230	234,767
3.75%, 08/15/47 (Call 02/15/47)	255	263,201
3.95%, 06/15/42 (Call 12/15/41)	73	74,763
3.95%, 03/01/49 (Call 09/01/48)	513	543,959
4.30%, 07/01/44 (Call 01/01/44)	101	110,909
5.70%, 10/01/37	298	370,611
Series A, 4.00%, 04/01/43 (Call 10/01/42)	66	69,463
Series A, 4.05%, 05/15/48 (Call 11/15/47)	505	550,450
Series A, 6.63%, 06/01/36(a)	235	320,054
Series B, 3.25%, 04/01/51 (Call 10/01/50)	417	402,295
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	496	467,396
3.45%, 04/15/51 (Call 10/15/50)(a)	284	279,134
3.70%, 12/01/47 (Call 06/01/47)	252	253,212
3.75%, 06/01/45 (Call 12/01/44)	437	438,345
3.88%, 03/15/46 (Call 09/15/45)	433	446,485
3.95%, 03/15/48 (Call 09/15/47)	273	283,639
4.00%, 09/30/42 (Call 03/30/42)	363	378,746
4.25%, 12/15/41 (Call 06/15/41)	354	380,224
5.30%, 02/15/40	497	601,920
6.00%, 01/15/38	444	566,534
6.05%, 04/15/38	314	403,929
6.10%, 06/01/37	458	577,362
6.45%, 10/15/32	336	423,557
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	422	386,259
3.50%, 06/15/51 (Call 12/15/50)	402	369,161
3.75%, 09/01/46 (Call 03/01/46)	698	666,825
3.95%, 08/15/47 (Call 02/15/47)	321	317,058
4.20%, 06/15/49 (Call 12/15/48)	443	453,096
4.80%, 12/15/45 (Call 06/15/45)	397	437,193
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	230	207,609
3.40%, 10/01/46 (Call 04/01/46)	463	445,272
3.85%, 11/15/42 (Call 05/15/42)	350	353,697
4.20%, 07/15/48 (Call 01/15/48)	237	257,281
5.65%, 04/01/40	371	457,384

Security	Par (000)	Value

Electric (continued)
6.35%, 09/15/37	$376	$497,400
6.40%, 06/15/38	440	585,749
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	465	394,826
3.75%, 05/15/46 (Call 11/15/45)	286	288,588
6.12%, 10/15/35	485	598,393
6.35%, 08/15/38	520	672,442
6.45%, 04/01/39	285	375,397
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	206,034
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	196	223,024
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	446	410,645
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	205	204,366
4.30%, 02/01/49 (Call 08/01/48)	327	355,222
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	350	288,836
2.90%, 08/15/51 (Call 02/15/51)	307	275,963
3.60%, 09/15/47 (Call 03/15/47)	420	415,092
3.70%, 10/15/46 (Call 04/15/46)	181	181,234
4.10%, 05/15/42 (Call 11/15/41)	162	169,434
4.10%, 03/15/43 (Call 09/15/42)	451	472,722
4.15%, 12/01/44 (Call 06/01/44)	299	315,633
4.20%, 08/15/45 (Call 02/15/45)	367	390,954
4.38%, 03/30/44 (Call 09/30/43)	350	380,501
6.30%, 04/01/38	245	320,145
E.ON International Finance BV, 6.65%, 04/30/38(b)	784	1,030,570
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	115	131,195
6.00%, 05/15/35	504	626,961
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	223	240,112
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	341	360,106
4.88%, 01/22/44(b)	618	646,389
4.95%, 10/13/45 (Call 04/13/45)(b)	643	675,611
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	854	914,972
5.25%, 10/13/55 (Call 04/13/55)(b)	251	271,077
5.60%, 01/27/40(a)(b)	520	589,341
6.00%, 01/22/2114(a)(b)	489	545,096
6.95%, 01/26/39(a)(b)	1,365	1,767,233
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	486	512,902
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	250	271,820
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	385	388,854
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	264	227,483
4.75%, 05/25/47(b)	677	746,558
6.00%, 10/07/39(b)	1,412	1,730,366
6.80%, 09/15/37(a)(b)	790	1,043,210
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)(a)	482	400,565
3.35%, 06/15/52 (Call 12/15/51)	290	274,585
4.20%, 04/01/49 (Call 10/01/48)(a)	218	236,603
4.95%, 12/15/44 (Call 12/15/24)	580	615,613
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	460	444,325
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	406	359,566
3.10%, 06/15/41 (Call 12/15/40)	379	359,671
4.00%, 03/15/33 (Call 12/15/32)	486	524,227
4.20%, 09/01/48 (Call 03/01/48)	714	777,870
4.20%, 04/01/50 (Call 10/01/49)	366	394,350

196	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 01/15/45 (Call 01/15/25)	$230	$241,826
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 12/01/50)(a)	220	214,647
3.85%, 06/01/49 (Call 12/01/48)	401	416,873
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	350	335,868
4.50%, 03/30/39 (Call 09/30/38)	253	279,656
5.15%, 06/01/45 (Call 06/01/25)	40	42,091
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	271	252,847
3.45%, 04/15/50 (Call 10/15/49)	305	292,710
4.10%, 04/01/43 (Call 10/01/42)	212	223,195
4.13%, 03/01/42 (Call 09/01/41)	406	427,528
4.25%, 12/01/45 (Call 06/01/45)	247	264,421
4.63%, 09/01/43 (Call 03/01/43)	224	244,002
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	70	75,055
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	240	258,740
4.20%, 03/15/48 (Call 09/15/47)(a)	275	295,754
5.30%, 10/01/41 (Call 04/01/41)(a)	344	413,396
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	305	326,891
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)(a)	245	229,591
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	473	510,619
4.70%, 04/15/50 (Call 10/15/49)	583	660,851
4.95%, 06/15/35 (Call 12/15/34)	305	340,862
5.10%, 06/15/45 (Call 12/15/44)	476	549,436
5.63%, 06/15/35(a)	512	605,926
7.60%, 04/01/32	185	248,817
Exelon Generation Co. LLC
5.75%, 10/01/41 (Call 04/01/41)	378	419,901
6.25%, 10/01/39	923	1,075,716
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	463	476,623
5.45%, 07/15/44 (Call 01/15/44)(b)	200	229,497
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	575	523,268
3.15%, 10/01/49 (Call 04/01/49)	515	490,930
3.70%, 12/01/47 (Call 06/01/47)	528	542,808
3.80%, 12/15/42 (Call 06/15/42)	317	329,855
3.95%, 03/01/48 (Call 09/01/47)	646	695,381
3.99%, 03/01/49 (Call 09/01/48)	535	577,328
4.05%, 06/01/42 (Call 12/01/41)	389	416,899
4.05%, 10/01/44 (Call 04/01/44)	319	342,396
4.13%, 02/01/42 (Call 08/01/41)	560	609,020
4.13%, 06/01/48 (Call 12/01/47)	402	442,026
4.95%, 06/01/35	320	375,514
5.13%, 06/01/41 (Call 12/01/40)	100	118,968
5.25%, 02/01/41 (Call 08/01/40)	405	494,377
5.63%, 04/01/34	205	254,710
5.65%, 02/01/37	266	334,354
5.69%, 03/01/40	281	361,285
5.95%, 10/01/33	380	469,691
5.95%, 02/01/38	260	336,521
5.96%, 04/01/39	260	340,887
Georgia Power Co.
4.30%, 03/15/42	789	823,246
4.30%, 03/15/43	356	368,675
5.40%, 06/01/40	100	112,739

Security	Par (000)	Value

Electric (continued)
Series 10-C, 4.75%, 09/01/40	$495	$534,913
Series A, 3.25%, 03/15/51 (Call 09/15/50)	370	331,223
Series B, 3.70%, 01/30/50 (Call 07/30/49)	429	408,662
Great River Energy, 6.25%, 07/01/38(a)(b)	338	402,792
Iberdrola International BV, 6.75%, 07/15/36	520	713,406
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)(a)	159	160,915
Series K, 4.20%, 03/01/48 (Call 09/01/47)	100	111,124
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	345	317,572
4.25%, 08/15/48 (Call 02/15/48)	285	305,055
6.05%, 03/15/37	339	430,552
Series K, 4.55%, 03/15/46 (Call 09/15/45)	335	367,944
Series L, 3.75%, 07/01/47 (Call 01/01/47)	310	307,059
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	278	298,633
4.70%, 09/01/45 (Call 03/01/45)(b)	192	213,267
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	575	507,443
4.88%, 01/14/48(a)(b)	342	303,528
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	675	649,937
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	186	181,350
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	150	171,384
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	175	154,370
3.50%, 09/30/49 (Call 03/30/49)	413	402,083
3.70%, 09/15/46 (Call 03/15/46)(a)	145	146,785
4.70%, 10/15/43 (Call 04/15/43)	193	218,745
6.25%, 07/15/39	250	332,807
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	197	234,428
Jersey Central Power & Light Co., 6.15%, 06/01/37	236	297,145
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	275	258,194
4.38%, 10/01/45 (Call 04/01/45)	395	422,786
5.13%, 11/01/40 (Call 05/01/40)	812	955,082
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	255	284,049
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	250	264,563
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	284	305,526
4.38%, 10/01/45 (Call 04/01/45)	195	211,382
4.65%, 11/15/43 (Call 05/15/43)	167	186,359
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/01/40)(a)	75	87,393
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	395	388,736
5.90%, 11/15/39(a)(b)	245	306,656
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	73	73,320
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)(a)	360	311,042
3.15%, 04/15/50 (Call 10/15/49)	485	457,228
3.65%, 08/01/48 (Call 02/01/48)	645	652,223
3.95%, 08/01/47 (Call 02/01/47)	555	591,005
4.25%, 05/01/46 (Call 11/01/45)	366	407,496
4.25%, 07/15/49 (Call 01/15/49)	664	740,841
4.40%, 10/15/44 (Call 04/15/44)	265	294,910
4.80%, 09/15/43 (Call 03/15/43)(a)	291	337,274
5.75%, 11/01/35(a)	221	278,141

S C H E D U L E O F I N V E S T M E N T S	197

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.80%, 10/15/36	$660	$838,999
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	520	490,916
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	360	373,009
Series B, 3.10%, 07/30/51 (Call 01/30/51)(a)	375	334,466
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	232	272,545
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	307	319,984
5.64%, 03/15/40(b)	110	132,159
National Grid USA, 5.80%, 04/01/35	480	565,331
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	330	354,987
4.30%, 03/15/49 (Call 09/15/48)	396	436,545
4.40%, 11/01/48 (Call 05/01/48)	129	144,243
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	175	207,772
5.45%, 05/15/41 (Call 11/15/40)(a)	130	156,321
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	155,455
Series N, 6.65%, 04/01/36	250	336,211
Series R, 6.75%, 07/01/37(a)	270	368,242
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	379	311,589
3.80%, 12/05/47 (Call 06/05/47)(a)(b)	115	113,228
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(a)(b)	180	168,451
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)(a)	505	438,677
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	412	349,777
4.12%, 11/28/42(b)	35	35,414
4.28%, 10/01/34 (Call 04/01/34)(b)	210	226,328
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	534	456,964
2.90%, 03/01/50 (Call 09/01/49)	430	389,719
3.20%, 04/01/52 (Call 10/01/51)	491	477,824
3.40%, 08/15/42 (Call 02/15/42)	278	273,387
3.60%, 05/15/46 (Call 11/15/45)	117	117,955
3.60%, 09/15/47 (Call 03/15/47)	248	249,579
4.00%, 08/15/45 (Call 02/15/45)(a)	230	242,999
4.13%, 05/15/44 (Call 11/15/43)	213	230,618
4.85%, 08/15/40 (Call 02/15/40)	210	241,761
5.25%, 07/15/35	322	381,742
5.35%, 11/01/39(a)	290	363,262
6.20%, 07/01/37	260	347,382
6.25%, 06/01/36	366	481,355
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	53	58,990
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	450	419,294
4.40%, 03/01/44 (Call 09/01/43)	161	177,784
5.50%, 03/15/40	572	712,375
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	139	137,210
4.20%, 12/01/42	235	233,959
4.25%, 04/01/46 (Call 10/01/45)	195	193,533
4.55%, 06/01/44(a)	110	116,658
5.05%, 10/01/48 (Call 04/01/48)	210	240,734
5.25%, 09/01/50	285	326,465
5.38%, 11/01/40(a)	225	263,107
5.95%, 11/01/39	663	816,591

Security	Par (000)	Value

Electric (continued)
Ohio Edison Co.
6.88%, 07/15/36	$360	$488,230
8.25%, 10/15/38	280	418,009
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	230	238,839
4.15%, 04/01/48 (Call 10/01/47)	310	327,295
Series D, 6.60%, 03/01/33	230	297,584
Series F, 5.85%, 10/01/35	120	147,471
Series G, 6.60%, 02/15/33	310	398,294
Series R, 2.90%, 10/01/51 (Call 04/01/51)	355	302,944
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)(a)	140	148,282
3.90%, 05/01/43 (Call 11/01/42)	50	50,526
4.00%, 12/15/44 (Call 06/15/44)	30	30,862
4.15%, 04/01/47 (Call 10/01/46)	156	166,708
4.55%, 03/15/44 (Call 09/15/43)(a)	65	72,155
5.25%, 05/15/41 (Call 11/15/40)	250	292,238
5.85%, 06/01/40(a)	465	583,540
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)(b)	425	361,379
3.10%, 09/15/49 (Call 03/15/49)	280	258,982
3.70%, 05/15/50 (Call 11/15/49)	160	163,094
3.75%, 04/01/45 (Call 10/01/44)	407	415,530
3.80%, 09/30/47 (Call 03/30/47)	276	285,051
3.80%, 06/01/49 (Call 12/01/48)	330	345,606
4.10%, 11/15/48 (Call 05/15/48)	147	158,387
4.55%, 12/01/41 (Call 06/01/41)	200	225,679
5.25%, 09/30/40	540	653,819
5.30%, 06/01/42 (Call 12/01/41)	265	325,584
7.25%, 01/15/33	526	719,417
7.50%, 09/01/38	430	629,613
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	110	144,177
Pacific Gas & Electric Co., 4.50%, 12/15/41 (Call 06/15/41)	285	266,174
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	860	724,604
3.50%, 08/01/50 (Call 02/01/50)	1,257	1,040,513
3.75%, 08/15/42 (Call 02/15/42)	209	178,534
3.95%, 12/01/47 (Call 06/01/47)	439	382,433
4.00%, 12/01/46 (Call 06/01/46)	535	460,879
4.20%, 06/01/41 (Call 12/01/40)	172	156,005
4.25%, 03/15/46 (Call 09/15/45)	345	311,075
4.30%, 03/15/45 (Call 09/15/44)	520	467,649
4.45%, 04/15/42 (Call 10/15/41)(a)	220	205,643
4.50%, 07/01/40 (Call 01/01/40)	1,036	976,155
4.60%, 06/15/43 (Call 12/15/42)	396	371,090
4.75%, 02/15/44 (Call 08/15/43)(a)	646	617,906
4.95%, 07/01/50 (Call 01/01/50)	1,512	1,497,733
5.25%, 03/01/52 (Call 09/01/51)	1,050	1,104,153
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	594	521,970
3.30%, 03/15/51 (Call 09/15/50)	435	408,370
4.10%, 02/01/42 (Call 08/01/41)	287	297,916
4.13%, 01/15/49 (Call 07/15/48)(a)	460	481,847
4.15%, 02/15/50 (Call 08/15/49)	247	260,776
5.25%, 06/15/35(a)	260	308,893
5.75%, 04/01/37	565	688,877
6.00%, 01/15/39(a)	369	467,578
6.10%, 08/01/36	260	331,838
6.25%, 10/15/37	475	612,796

198	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.35%, 07/15/38	$295	$385,007
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	292	259,419
2.85%, 09/15/51 (Call 03/15/51)	205	183,218
3.00%, 09/15/49 (Call 03/15/49)	306	281,828
3.05%, 03/15/51 (Call 09/15/50)	210	195,664
3.70%, 09/15/47 (Call 03/15/47)	94	97,234
3.90%, 03/01/48 (Call 09/01/47)	434	463,508
4.15%, 10/01/44 (Call 04/01/44)(a)	119	128,785
4.80%, 10/15/43 (Call 04/15/43)	185	217,437
5.95%, 10/01/36	111	142,173
Pennsylvania Electric Co., 6.15%, 10/01/38	285	357,536
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)(b)	818	715,660
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(b)	235	211,650
4.88%, 07/17/49(a)(b)	771	728,934
5.25%, 10/24/42(a)(b)	707	711,433
5.25%, 05/15/47(b)	30	29,722
6.15%, 05/21/48(b)	800	880,848
6.25%, 01/25/49(b)	465	522,102
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	546	592,276
6.50%, 11/15/37	490	665,655
7.90%, 12/15/38(a)	245	360,771
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	255	235,313
3.95%, 06/01/47 (Call 12/01/46)	200	212,370
4.13%, 06/15/44 (Call 12/15/43)	162	173,830
4.15%, 10/01/45 (Call 04/01/45)	236	255,176
4.15%, 06/15/48 (Call 12/15/47)	263	286,181
4.75%, 07/15/43 (Call 01/15/43)	250	288,856
5.20%, 07/15/41 (Call 01/15/41)	185	220,111
6.25%, 05/15/39	230	305,201
Progress Energy Inc., 6.00%, 12/01/39	555	684,887
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	205	198,884
3.60%, 09/15/42 (Call 03/15/42)(a)	282	283,023
3.80%, 06/15/47 (Call 12/15/46)	307	315,922
3.95%, 03/15/43 (Call 09/15/42)(a)	200	205,176
4.05%, 09/15/49 (Call 03/15/49)	245	261,821
4.10%, 06/15/48 (Call 12/15/47)	350	376,769
4.30%, 03/15/44 (Call 09/15/43)	130	142,360
4.75%, 08/15/41 (Call 02/15/41)	154	172,501
6.50%, 08/01/38	275	367,391
Series 17, 6.25%, 09/01/37(a)	335	452,654
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	305	283,680
Series 36, 2.70%, 01/15/51 (Call 07/15/49)	345	296,279
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	74	74,301
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	95	123,590
Series K, 3.15%, 08/15/51 (Call 02/15/51)	237	214,417
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)(a)	196	149,313
2.70%, 05/01/50 (Call 11/01/49)	316	276,364
3.00%, 03/01/51 (Call 09/01/50)	447	409,596
3.15%, 01/01/50 (Call 07/01/49)	190	178,999
3.20%, 08/01/49 (Call 02/01/49)	90	85,883

Security	Par (000)	Value

Electric (continued)
3.60%, 12/01/47 (Call 06/01/47)	$278	$281,245
3.65%, 09/01/42 (Call 03/01/42)	302	305,722
3.80%, 01/01/43 (Call 07/01/42)	260	264,408
3.80%, 03/01/46 (Call 09/01/45)	444	462,111
3.85%, 05/01/49 (Call 11/01/48)	384	403,204
3.95%, 05/01/42 (Call 11/01/41)	293	310,260
4.05%, 05/01/48 (Call 11/01/47)	275	293,857
4.15%, 11/01/45 (Call 05/01/45)	166	177,943
5.38%, 11/01/39	135	165,518
5.50%, 03/01/40	260	319,111
5.70%, 12/01/36	190	235,705
5.80%, 05/01/37	349	442,570
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	56,944
Series K, 4.05%, 05/01/45 (Call 11/01/44)	165	170,885
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	170	149,585
3.25%, 09/15/49 (Call 03/15/49)	166	155,609
4.22%, 06/15/48 (Call 12/15/47)	230	247,598
4.30%, 05/20/45 (Call 11/20/44)	176	190,918
4.43%, 11/15/41 (Call 05/15/41)	305	328,182
5.48%, 06/01/35	411	496,595
5.64%, 04/15/41 (Call 10/15/40)	330	404,146
5.76%, 10/01/39(a)	430	531,321
5.76%, 07/15/40	160	197,382
5.80%, 03/15/40	426	531,652
6.27%, 03/15/37	390	504,077
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	450	563,625
San Diego Gas & Electric Co.
3.95%, 11/15/41(a)	210	213,358
4.15%, 05/15/48 (Call 11/15/47)	218	232,747
4.30%, 04/01/42 (Call 10/01/41)	150	158,211
4.50%, 08/15/40	449	504,141
5.35%, 05/15/35	65	76,641
5.35%, 05/15/40(a)	425	509,117
6.00%, 06/01/39	263	330,506
Series FFF, 6.13%, 09/15/37	25	31,361
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	215	217,276
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	201	211,321
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	69	65,083
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	735	658,429
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	425	473,073
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	807	942,695
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	630	637,224
4.00%, 02/01/48 (Call 08/01/47)(a)	543	545,493
6.00%, 10/15/39	609	774,014
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	205,865
Solar Star Funding LLC, 3.95%, 06/30/35(b)	16	16,479
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	405	374,280
3.65%, 02/01/50 (Call 08/01/49)	737	696,770
3.90%, 12/01/41 (Call 06/01/41)	117	112,317
4.00%, 04/01/47 (Call 10/01/46)	836	825,465
4.05%, 03/15/42 (Call 09/15/41)	122	119,353
4.50%, 09/01/40 (Call 03/01/40)	424	437,242
4.65%, 10/01/43 (Call 04/01/43)	291	309,557
5.50%, 03/15/40	515	595,640
5.63%, 02/01/36	434	505,090
6.00%, 01/15/34	307	377,440
6.05%, 03/15/39	512	621,002

S C H E D U L E O F I N V E S T M E N T S	199

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 04-G, 5.75%, 04/01/35	$280	$335,184
Series 05-B, 5.55%, 01/15/36	270	314,161
Series 05-E, 5.35%, 07/15/35	395	456,448
Series 06-E, 5.55%, 01/15/37	250	290,383
Series 08-A, 5.95%, 02/01/38	597	712,813
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	94	90,793
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	493	416,109
Series B, 4.88%, 03/01/49 (Call 09/01/48)	519	569,357
Series C, 3.60%, 02/01/45 (Call 08/01/44)	392	364,918
Series C, 4.13%, 03/01/48 (Call 09/01/47)	882	889,298
Series H, 3.65%, 06/01/51 (Call 12/01/50)	365	345,825
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	466	487,925
4.40%, 07/01/46 (Call 01/01/46)	960	1,005,835
Southern Power Co.
5.15%, 09/15/41(a)	545	613,542
5.25%, 07/15/43	275	310,413
Series F, 4.95%, 12/15/46 (Call 06/15/46)	126	138,125
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	210	185,301
6.20%, 03/15/40	369	468,900
Series J, 3.90%, 04/01/45 (Call 10/01/44)	361	351,416
Series L, 3.85%, 02/01/48 (Call 08/01/47)	353	340,056
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	187	180,205
3.70%, 08/15/47 (Call 02/15/47)	103	104,968
3.75%, 06/15/49 (Call 12/15/48)	326	334,454
4.50%, 08/15/41 (Call 02/15/41)	202	224,070
6.00%, 10/01/36(a)	233	286,184
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	210	234,075
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	248	230,980
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	940	1,179,822
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	260	295,768
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	305	291,988
3.63%, 06/15/50 (Call 12/15/49)	200	199,443
4.10%, 06/15/42 (Call 12/15/41)	191	203,874
4.20%, 05/15/45 (Call 11/15/44)	197	203,110
4.30%, 06/15/48 (Call 12/15/47)	126	138,870
4.35%, 05/15/44 (Call 11/15/43)	240	261,016
4.45%, 06/15/49 (Call 12/15/48)	111	127,538
6.15%, 05/15/37	240	305,613
6.55%, 05/15/36	235	312,093
Toledo Edison Co. (The), 6.15%, 05/15/37	330	421,564
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	195	201,997
4.70%, 11/01/44 (Call 05/01/44)	185	205,869
6.00%, 06/15/40(a)(b)	404	495,166
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	250	226,997
4.00%, 06/15/50 (Call 12/15/49)	219	222,581
4.85%, 12/01/48 (Call 06/01/48)	101	116,256
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	475	411,758
3.25%, 10/01/49 (Call 04/01/49)	295	282,383
3.65%, 04/15/45 (Call 10/15/44)	300	302,004
3.90%, 09/15/42 (Call 03/15/42)	206	214,663
4.00%, 04/01/48 (Call 10/01/47)	239	256,658

Security	Par (000)	Value

Electric (continued)
5.30%, 08/01/37	$15	$17,914
8.45%, 03/15/39	290	460,489
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	513	418,108
2.95%, 11/15/51 (Call 05/15/51)(a)	360	324,932
3.30%, 12/01/49 (Call 06/01/49)(a)	447	427,707
4.00%, 01/15/43 (Call 07/15/42)	396	420,048
4.45%, 02/15/44 (Call 08/15/43)	470	522,045
4.60%, 12/01/48 (Call 06/01/48)(a)	367	420,151
6.35%, 11/30/37	125	166,393
8.88%, 11/15/38	442	717,922
Series A, 6.00%, 05/15/37	138	177,700
Series B, 3.80%, 09/15/47 (Call 03/15/47)(a)	460	475,661
Series B, 4.20%, 05/15/45 (Call 11/15/44)	287	310,461
Series B, 6.00%, 01/15/36	468	592,065
Series C, 4.00%, 11/15/46 (Call 05/15/46)	439	467,826
Series D, 4.65%, 08/15/43 (Call 02/15/43)	428	484,121
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	185	180,151
4.25%, 06/01/44 (Call 12/01/43)(a)	157	170,514
4.30%, 12/15/45 (Call 06/15/45)	205	224,736
4.30%, 10/15/48 (Call 04/15/48)	231	256,134
5.63%, 05/15/33	520	626,788
5.70%, 12/01/36	220	272,675
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	139	141,560
4.10%, 10/15/44 (Call 04/15/44)	83	86,828
6.38%, 08/15/37	450	590,145
7.60%, 10/01/38	25	36,847
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	240	208,984
3.30%, 09/01/49 (Call 03/01/49)	220	209,083
3.67%, 12/01/42	230	234,264
4.75%, 11/01/44 (Call 05/01/44)	315	368,017
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	366	350,332
4.80%, 09/15/41 (Call 03/15/41)	239	262,947
6.50%, 07/01/36	375	489,636

		235,849,458

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	493	423,375
2.80%, 12/21/51 (Call 06/21/51)	670	584,082
5.25%, 11/15/39	170	206,027
6.00%, 08/15/32	125	156,251
6.13%, 04/15/39	160	216,309

		1,586,044

Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	444	477,053
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	524	495,416
3.81%, 11/21/47 (Call 05/21/47)	764	840,318
5.38%, 03/01/41(a)	430	551,550
5.70%, 03/15/37	200	259,509
Tyco Electronics Group SA, 7.13%, 10/01/37	903	1,291,678

		3,915,524

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/41 (Call 08/11/40)(a)(b)	240	220,380

200	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
5.13%, 08/11/61 (Call 08/11/60)(b)	$1,035	$941,850
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	475	415,779
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	286	257,761
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,336	1,200,015

		3,035,785

Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	205	190,303
3.05%, 03/01/50 (Call 09/01/49)(a)	417	384,890
5.70%, 05/15/41 (Call 11/15/40)	315	405,026
6.20%, 03/01/40	172	227,147
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	536	465,891
3.05%, 04/01/50 (Call 10/01/49)	374	332,245
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	447	374,433
2.95%, 06/01/41 (Call 12/01/40)	630	590,768
3.90%, 03/01/35 (Call 09/01/34)(a)	152	161,851
4.10%, 03/01/45 (Call 09/01/44)	160	177,627
4.15%, 07/15/49 (Call 01/15/49)(a)	511	570,497

		3,880,678

Food — 1.6%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	390	386,646
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	247	214,011
4.80%, 03/15/48 (Call 09/15/47)	493	554,040
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	270	330,078
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	80	76,202
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	780	895,046
5.40%, 11/01/48 (Call 05/01/48)	624	754,981
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	403	365,471
4.15%, 02/15/43 (Call 08/15/42)	110	117,329
4.55%, 04/17/38 (Call 10/17/37)(a)	194	218,517
4.70%, 04/17/48 (Call 10/17/47)(a)	147	171,121
5.40%, 06/15/40	785	963,118
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	545	534,765
4.70%, 11/10/47 (Call 05/10/47)(b)	384	418,207
4.88%, 06/27/44(a)(b)	200	220,190
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	269	240,904
3.13%, 11/15/49 (Call 05/15/49)(a)	260	252,118
3.38%, 08/15/46 (Call 02/15/46)	226	232,473
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	344	328,793
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)(a)	231	232,952
6.63%, 04/15/37(a)	169	224,464
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	895	789,846
4.38%, 02/02/52 (Call 08/02/51)(b)	600	536,520
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	115	105,467

Security	Par (000)	Value

Food (continued)
2.75%, 09/15/41 (Call 03/15/41)(a)	$460	$399,986
3.55%, 03/15/50 (Call 09/15/49)	255	242,663
4.25%, 03/15/35	398	432,128
4.38%, 03/15/45(a)	464	498,595
Kellogg Co., 4.50%, 04/01/46	373	423,637
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	220	279,310
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	650	654,235
3.95%, 01/15/50 (Call 07/15/49)(a)	535	549,345
4.45%, 02/01/47 (Call 08/01/46)	464	504,994
4.65%, 01/15/48 (Call 07/15/47)(a)	280	312,136
5.00%, 04/15/42 (Call 10/15/41)	204	237,839
5.15%, 08/01/43 (Call 02/01/43)	285	332,261
5.40%, 07/15/40 (Call 01/15/40)	525	633,502
5.40%, 01/15/49 (Call 07/15/48)	355	441,197
6.90%, 04/15/38	425	575,670
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	290	259,361
2.38%, 07/16/40 (Call 01/16/40)(a)(b)	705	607,179
2.45%, 07/16/50 (Call 01/16/50)(b)	322	266,698
3.60%, 04/01/34 (Call 01/01/34)(b)	760	802,944
3.88%, 04/01/39 (Call 10/01/38)(b)	354	373,488
3.95%, 04/01/44 (Call 10/01/43)(b)	43	45,878
3.95%, 04/01/49 (Call 10/01/48)(b)	730	791,531
4.13%, 04/01/54 (Call 10/01/53)(b)	310	344,385
4.20%, 04/01/59 (Call 10/01/58)(b)	607	685,696
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	220	243,320
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	172	154,553
2.63%, 09/04/50 (Call 03/04/50)	728	615,148
6.50%, 02/09/40(a)	196	262,726
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	367	332,086
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	470	417,208
3.90%, 09/24/38 (Call 03/24/38)(b)	821	894,435
4.00%, 09/24/48 (Call 03/24/48)(a)(b)	1,573	1,751,816
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	355	310,390
3.30%, 02/15/50 (Call 08/15/49)(a)	469	420,758
4.45%, 03/15/48 (Call 09/15/47)(a)	339	360,960
4.50%, 04/01/46 (Call 10/01/45)	386	409,681
4.85%, 10/01/45 (Call 04/01/45)	299	325,993
5.38%, 09/21/35(a)	605	718,384
6.60%, 04/01/40 (Call 10/01/39)(a)	575	768,890
6.60%, 04/01/50 (Call 10/01/49)	668	929,377
Tesco PLC, 6.15%, 11/15/37(b)	390	481,481
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	582	645,050
4.88%, 08/15/34 (Call 02/15/34)	255	288,407
5.10%, 09/28/48 (Call 03/28/48)	925	1,110,696
5.15%, 08/15/44 (Call 02/15/44)	503	595,710

		31,894,986

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	80	80,501
5.50%, 11/02/47 (Call 05/02/47)	270	279,790
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	517,505
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	414	450,274

S C H E D U L E O F I N V E S T M E N T S	201

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
4.40%, 08/15/47 (Call 02/15/47)	$396	$430,849
4.80%, 06/15/44 (Call 12/15/43)	696	781,747
6.00%, 11/15/41 (Call 05/15/41)	638	803,186
7.30%, 11/15/39	594	837,185
8.70%, 06/15/38	370	566,769
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	345	432,930
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)(b)	925	1,060,087

		6,240,823

Gas — 1.0%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	379	438,532
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	412	354,095
3.38%, 09/15/49 (Call 03/15/49)	345	328,444
4.13%, 10/15/44 (Call 04/15/44)	455	473,728
4.13%, 03/15/49 (Call 09/15/48)	387	419,670
4.15%, 01/15/43 (Call 07/15/42)	382	403,842
4.30%, 10/01/48 (Call 04/01/48)	331	359,839
5.50%, 06/15/41 (Call 12/15/40)	360	436,394
Boston Gas Co., 4.49%, 02/15/42(b)	335	351,076
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	449	451,070
4.49%, 03/04/49 (Call 09/04/48)(a)(b)	207	213,306
4.50%, 03/10/46 (Call 09/10/45)(b)	287	303,011
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	146	152,554
5.85%, 01/15/41 (Call 07/15/40)	303	375,809
6.63%, 11/01/37	180	229,912
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	30	36,261
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)(b)	592	522,052
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	400	365,045
5.82%, 04/01/41(b)	435	522,279
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	600,967
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	262,364
Nakilat Inc., 6.07%, 12/31/33(a)(b)	616	719,049
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(a)	406	398,049
4.38%, 05/15/47 (Call 11/15/46)(a)	785	820,820
4.80%, 02/15/44 (Call 08/15/43)	470	509,772
5.25%, 02/15/43 (Call 08/15/42)	349	394,599
5.65%, 02/01/45 (Call 08/01/44)	236	282,722
5.80%, 02/01/42 (Call 08/01/41)	210	250,975
5.95%, 06/15/41 (Call 12/15/40)	526	647,021
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	139	156,259
4.66%, 02/01/44 (Call 08/01/43)(a)	661	748,520
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	281	259,321
3.64%, 11/01/46 (Call 05/01/46)	170	161,711
4.10%, 09/18/34 (Call 03/18/34)	390	408,477
4.65%, 08/01/43 (Call 02/01/43)	335	375,929
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	160	159,242
4.45%, 03/15/44 (Call 09/15/43)	190	207,337
5.13%, 11/15/40(a)	295	351,911
Series KK, 5.75%, 11/15/35(a)	200	239,185
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	340	361,102
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	404	442,093

Security	Par (000)	Value

Gas (continued)
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	$145	$152,002
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	221	220,114
4.40%, 06/01/43 (Call 12/01/42)	360	372,759
4.40%, 05/30/47 (Call 11/30/46)	311	327,908
5.88%, 03/15/41 (Call 09/15/40)	541	675,499
6.00%, 10/01/34	300	359,026
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)(a)	250	222,279
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	336	295,008
3.80%, 09/29/46 (Call 03/29/46)(a)	175	174,797
4.15%, 06/01/49 (Call 12/01/48)(a)	238	245,516
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	120	128,132
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	400	384,238
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	343	349,265
Series K, 3.80%, 09/15/46 (Call 03/15/46)	397	414,292

		19,815,179

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	367	343,980
4.10%, 03/01/48 (Call 09/01/47)	318	351,095
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	294	247,140
4.85%, 11/15/48 (Call 05/15/48)	202	241,926
5.20%, 09/01/40	740	886,260

		2,070,401

Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	859	1,017,237
4.75%, 04/15/43 (Call 10/15/42)(a)	153	181,401
4.90%, 11/30/46 (Call 05/30/46)	1,889	2,332,345
5.30%, 05/27/40	1,003	1,252,830
6.00%, 04/01/39	795	1,049,517
6.15%, 11/30/37	494	670,809
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	321	313,088
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	600	538,102
3.50%, 08/15/46 (Call 02/15/46)	589	566,172
4.50%, 06/15/43 (Call 12/15/42)(a)	75	85,706
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	202	222,911
4.70%, 03/01/49 (Call 09/01/48)	635	721,547
6.75%, 11/15/35	350	463,222
7.38%, 01/15/40	510	743,823
Covidien International Finance SA, 6.55%, 10/15/37	295	388,915
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	594	509,660
2.80%, 12/10/51 (Call 06/10/51)	790	698,830
4.38%, 09/15/45 (Call 03/15/45)	450	503,067
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)(a)	438	427,435
3.40%, 11/15/49 (Call 05/15/49)	823	806,547
Koninklijke Philips NV
5.00%, 03/15/42	334	392,775
6.88%, 03/11/38	851	1,164,593
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	50	53,714
4.38%, 03/15/35	1,389	1,583,555

202	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
4.63%, 03/15/45	$1,120	$1,312,089
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	258	244,972
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)(a)	411	394,997
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)(a)	495	437,489
4.10%, 04/01/43 (Call 10/01/42)	117	126,055
4.38%, 05/15/44 (Call 11/15/43)	270	299,618
4.63%, 03/15/46 (Call 09/15/45)	725	825,780
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	855	787,184
4.10%, 08/15/47 (Call 02/15/47)	622	688,960
5.30%, 02/01/44 (Call 08/01/43)	228	287,776
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	139	146,595
4.45%, 08/15/45 (Call 02/15/45)(a)	174	184,515
5.75%, 11/30/39(a)	434	536,527

		22,960,358

Health Care - Services — 4.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	325	291,254
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	255	259,411
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	293	291,000
4.27%, 08/15/48 (Call 02/15/48)	323	363,102
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	210	192,129
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	658	660,812
4.13%, 11/15/42 (Call 05/15/42)	364	373,158
4.50%, 05/15/42 (Call 11/15/41)	254	273,530
4.75%, 03/15/44 (Call 09/15/43)	162	183,565
6.63%, 06/15/36	661	875,998
6.75%, 12/15/37	354	478,654
AHS Hospital Corp.
5.02%, 07/01/45	50	61,953
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	535	467,849
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	50	44,927
Series 2019, 3.89%, 04/15/49(a)	351	374,822
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)(a)	763	692,453
3.60%, 03/15/51 (Call 09/15/50)	859	843,181
3.70%, 09/15/49 (Call 03/15/49)	662	654,904
4.38%, 12/01/47 (Call 06/01/47)	884	971,279
4.55%, 03/01/48 (Call 09/01/47)	501	563,576
4.63%, 05/15/42	481	536,931
4.65%, 01/15/43	552	619,022
4.65%, 08/15/44 (Call 02/15/44)	657	735,671
4.85%, 08/15/54 (Call 02/15/54)	295	346,430
5.10%, 01/15/44	492	584,112
5.85%, 01/15/36	145	182,020
5.95%, 12/15/34(a)	390	488,002
6.38%, 06/15/37(a)	110	145,973
Ascension Health
3.95%, 11/15/46	694	764,677
4.85%, 11/15/53	355	461,036
Series B, 3.11%, 11/15/39 (Call 05/15/39)	404	397,935
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	50	46,587

Security	Par (000)	Value

Health Care - Services (continued)
2.91%, 01/01/51 (Call 07/01/50)	$230	$208,918
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	324	311,752
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	161	177,354
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	395	398,103
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	376	408,619
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	315	347,210
4.19%, 11/15/45 (Call 05/15/45)	248	278,212
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	918	820,666
Beth Israel Lahey Health Inc., 3.08%, 07/01/51 (Call 01/01/51)(a)	275	246,298
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	279	278,773
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	166	156,516
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)(a)	195	185,697
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	215	178,727
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	292	328,251
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)(a)	140	119,555
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	256,243
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	425	374,119
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	209	182,232
City of Hope
Series 2013, 5.62%, 11/15/43	300	388,507
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)(a)	334	384,897
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	488	493,186
3.91%, 10/01/50 (Call 04/01/50)	502	508,511
4.19%, 10/01/49 (Call 04/01/49)	562	589,545
4.35%, 11/01/42	494	520,865
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	243	219,291
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	369	363,689
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	259	279,840
Dignity Health
4.50%, 11/01/42(a)	281	310,292
5.27%, 11/01/64	265	329,848
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	448	490,208
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)(a)	280	288,208
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	259	294,854
4.50%, 07/01/57 (Call 01/01/57)(a)	250	309,260
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	335	301,293
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	314	281,532
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	304	298,965
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	911	809,953

S C H E D U L E O F I N V E S T M E N T S	203

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
5.13%, 06/15/39 (Call 12/15/38)	$783	$872,611
5.25%, 06/15/49 (Call 12/15/48)	1,410	1,603,908
5.50%, 06/15/47 (Call 12/15/46)	1,110	1,298,598
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	515	458,792
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	239	242,723
4.63%, 12/01/42 (Call 06/01/42)	242	269,902
4.80%, 03/15/47 (Call 09/14/46)	343	394,566
4.95%, 10/01/44 (Call 04/01/44)	360	418,421
8.15%, 06/15/38	444	671,284
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	319	357,181
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	73,426
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	500	533,923
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	249	255,362
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	536	576,954
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	1,174	1,307,509
4.88%, 04/01/42	539	665,097
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)(a)	907	879,941
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	205	189,491
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,155	1,070,591
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	653	719,548
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	142	149,811
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)(a)	289	281,948
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	774	733,184
Mayo Clinic
3.77%, 11/15/43	15	16,021
Series 2013, 4.00%, 11/15/47(a)	100	112,938
Series 2016, 4.13%, 11/15/52(a)	370	426,414
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	391	380,608
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)(a)	211	244,448
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	270	266,379
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	202	199,988
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	380	436,212
5.00%, 07/01/42	411	511,879
Series 2015, 4.20%, 07/01/55	375	440,137
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	45,693
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	455	393,846
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	150	145,926
Montefiore Obligated Group
4.29%, 09/01/50	190	171,629
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)(a)	363	377,692
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	50	50,842
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	340	359,892
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	384	392,488
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	300	282,283

Security	Par (000)	Value

Health Care - Services (continued)
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)(a)	$141	$125,519
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	161,056
2.61%, 08/01/60 (Call 02/01/60)	300	252,701
3.56%, 08/01/36	175	187,441
4.02%, 08/01/45	355	396,171
4.06%, 08/01/56	218	250,478
4.76%, 08/01/2116	235	273,555
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	365	387,106
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	262	273,035
3.98%, 11/01/46 (Call 11/01/45)	450	479,014
4.26%, 11/01/47 (Call 11/01/46)	534	582,737
6.15%, 11/01/43(a)	190	261,297
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	125	108,266
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	160	149,012
3.17%, 11/01/51 (Call 05/01/51)	437	420,243
3.32%, 11/01/61 (Call 05/01/61)	361	352,047
4.37%, 11/01/43	200	219,984
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	394	344,135
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)(a)	260	347,036
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	120	110,622
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	220	208,665
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	250	244,758
4.09%, 10/01/48 (Call 04/01/48)(a)	245	271,143
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)(a)	310	379,165
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	250	233,027
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	299	263,645
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)(a)	565	504,061
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	85	72,360
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	365	393,572
Series I, 3.74%, 10/01/47	120	129,327
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(a)	158	179,594
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)(a)	290	284,364
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)(b)	1,125	995,262
4.00%, 11/28/44 (Call 05/28/44)(a)(b)	966	1,055,364
7.00%, 03/01/39(b)	275	410,894
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	304	308,987
3.95%, 07/01/46 (Call 07/01/45)(a)	220	239,821
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	355	316,369
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	125	117,550
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	85	74,401
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)(a)	220	255,699

204	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	$455	$425,230
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	188	203,525
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	355	354,275
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	313	338,663
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	139,210
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	361	344,406
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	225	185,970
4.33%, 11/15/55	395	474,750
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	260	259,870
5.75%, 11/15/38 (Call 11/15/28)	260	294,731
6.02%, 11/15/48(a)	225	264,941
Trinity Health Corp.
4.13%, 12/01/45(a)	135	153,002
Series 2019, 3.43%, 12/01/48(a)	275	278,501
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	276	251,028
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	840	776,108
2.90%, 05/15/50 (Call 11/15/49)	856	783,534
3.05%, 05/15/41 (Call 11/15/40)	837	803,185
3.13%, 05/15/60 (Call 11/15/59)	485	438,038
3.25%, 05/15/51 (Call 11/15/50)	1,117	1,084,670
3.50%, 08/15/39 (Call 02/15/39)	683	697,905
3.70%, 08/15/49 (Call 02/15/49)	845	874,921
3.75%, 10/15/47 (Call 04/15/47)	740	763,615
3.88%, 08/15/59 (Call 02/15/59)	936	986,614
3.95%, 10/15/42 (Call 04/15/42)	557	586,775
4.20%, 01/15/47 (Call 07/15/46)	620	686,276
4.25%, 03/15/43 (Call 09/15/42)	602	663,692
4.25%, 04/15/47 (Call 10/15/46)	471	523,208
4.25%, 06/15/48 (Call 12/15/47)	793	884,658
4.38%, 03/15/42 (Call 09/15/41)	440	490,882
4.45%, 12/15/48 (Call 06/15/48)	840	966,261
4.63%, 07/15/35	72	82,964
4.63%, 11/15/41 (Call 05/15/41)	694	802,116
4.75%, 07/15/45	1,180	1,398,388
5.70%, 10/15/40 (Call 04/15/40)	409	522,935
5.80%, 03/15/36(a)	628	803,325
5.95%, 02/15/41 (Call 08/15/40)	677	888,262
6.50%, 06/15/37	541	743,881
6.63%, 11/15/37	776	1,084,795
6.88%, 02/15/38	205	291,507
WakeMed, 3.29%, 10/01/52 (Call 04/01/52)	50	47,731
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)(a)	290	265,374
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	165	200,311
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	358	333,910
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	300	251,572

		82,541,026

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	50	55,500
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	1,000	990,870
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	425	601,753

Security	Par (000)	Value

Holding Companies - Diversified (continued)
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(b)	$434	$412,177
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	505	453,495

		2,513,795

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)(a)	405	331,508
6.00%, 01/15/43 (Call 10/15/42)	256	277,069
PulteGroup Inc.
6.00%, 02/15/35	240	289,523
6.38%, 05/15/33	443	547,080
7.88%, 06/15/32(a)	602	813,893

		2,259,073

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)(a)	255	236,894
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	241	258,089
4.60%, 05/15/50 (Call 11/15/49)	516	559,962
5.15%, 03/01/43	146	171,922

		1,226,867

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	294	317,525
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	116	108,545
3.20%, 07/30/46 (Call 01/30/46)	180	174,987
3.70%, 06/01/43	130	130,591
3.90%, 05/04/47 (Call 11/04/46)(a)	195	211,547
5.30%, 03/01/41	220	273,354
6.63%, 08/01/37	1,190	1,690,391
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)(b)	305	325,473
4.35%, 09/30/44 (Call 03/30/44)(b)	75	83,779
4.75%, 10/15/46 (Call 04/15/46)(b)	865	1,060,548
4.80%, 09/01/40(b)	200	234,787

		4,611,527

Insurance — 5.4%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	176	187,786
4.75%, 01/15/49 (Call 07/15/48)	338	405,012
6.45%, 08/15/40	341	452,307
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	1,640	1,534,925
4.50%, 03/16/46 (Call 09/16/45)(b)	200	226,702
4.88%, 03/11/44(b)	97	114,392
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	675	888,851
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	405	345,237
4.90%, 09/15/44 (Call 03/15/44)	64	70,560
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)(a)	412	428,734
4.20%, 12/15/46 (Call 06/15/46)	358	394,855
4.50%, 06/15/43	447	504,472
5.35%, 06/01/33	448	532,126
5.55%, 05/09/35	357	440,420
5.95%, 04/01/36	425	546,360
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(d)	195	242,775

S C H E D U L E O F I N V E S T M E N T S	205

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)(a)	$425	$455,415
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	295	309,120
4.38%, 06/30/50 (Call 12/30/49)(a)	770	850,887
4.38%, 01/15/55 (Call 07/15/54)	746	806,075
4.50%, 07/16/44 (Call 01/16/44)	1,374	1,524,399
4.70%, 07/10/35 (Call 01/10/35)	216	243,510
4.75%, 04/01/48 (Call 10/01/47)	779	898,184
4.80%, 07/10/45 (Call 01/10/45)	595	685,273
6.25%, 05/01/36	115	149,347
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)(b)	332	323,468
Aon Corp., 6.25%, 09/30/40	195	257,519
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	429	368,494
3.90%, 02/28/52 (Call 08/28/51)	330	331,361
Aon PLC
4.25%, 12/12/42	320	338,912
4.45%, 05/24/43 (Call 02/24/43)	225	242,838
4.60%, 06/14/44 (Call 03/14/44)	414	455,059
4.75%, 05/15/45 (Call 11/15/44)(a)	294	326,900
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	290	336,171
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	628	601,217
7.35%, 05/01/34	500	683,930
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	355	415,545
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	245	208,243
3.50%, 05/20/51 (Call 11/20/50)	497	466,953
Assurant Inc., 6.75%, 02/15/34	283	355,945
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	305	276,251
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)(a)	555	485,920
3.95%, 05/25/51 (Call 11/25/50)	356	339,663
AXA SA, 6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(b)(d)(e)	100	130,014
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	215,760
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	611	506,712
2.85%, 10/15/50 (Call 04/15/50)	1,106	970,206
4.20%, 08/15/48 (Call 02/15/48)	1,511	1,671,719
4.25%, 01/15/49 (Call 07/15/48)(a)	1,155	1,287,837
4.30%, 05/15/43	436	484,184
4.40%, 05/15/42	632	710,596
5.75%, 01/15/40	684	898,638
Berkshire Hathaway Inc., 4.50%, 02/11/43	796	909,180
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	220	192,208
4.70%, 06/22/47 (Call 12/22/46)	791	790,424
Chubb Corp. (The), 6.00%, 05/11/37	210	278,090
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	500	446,636
3.05%, 12/15/61 (Call 06/15/61)	745	665,498
4.15%, 03/13/43	250	272,153
4.35%, 11/03/45 (Call 05/03/45)(a)	860	982,259
Cincinnati Financial Corp., 6.13%, 11/01/34(a)	340	437,373

Security	Par (000)	Value

Insurance (continued)
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(b)	$422	$380,280
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(a)	980	1,088,842
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	755	659,553
3.50%, 10/15/50 (Call 04/15/50)	495	463,787
4.87%, 06/01/44	335	377,912
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)(d)	105	127,706
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(d)	160	186,621
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 3.231%)(b)(d)	195	214,075
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	300	250,258
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	371	426,730
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	548	582,591
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	309	292,353
4.85%, 01/24/77(b)	325	375,417
4.88%, 06/19/64(b)	336	389,380
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	345	293,378
3.60%, 08/19/49 (Call 02/19/49)	442	431,733
4.30%, 04/15/43	149	158,108
4.40%, 03/15/48 (Call 09/15/47)	217	241,143
5.95%, 10/15/36	440	554,785
6.10%, 10/01/41	415	533,637
6.63%, 03/30/40	285	389,884
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	172,425
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(b)	435	390,710
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	806	800,258
3.95%, 05/15/60 (Call 11/15/59)(b)	539	520,457
6.50%, 03/15/35(a)(b)	610	813,452
6.50%, 05/01/42(b)	195	262,992
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	255	385,423
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	171	184,728
4.38%, 06/15/50 (Call 12/15/49)(a)	156	170,376
6.30%, 10/09/37	441	568,976
7.00%, 06/15/40	558	778,031
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	360	379,566
6.00%, 02/01/35	374	472,550
Manulife Financial Corp., 5.38%, 03/04/46	410	520,703
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	350	326,362
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)	530	488,776
4.15%, 09/17/50 (Call 03/17/50)	225	233,588
4.30%, 11/01/47 (Call 05/01/47)	260	276,432
5.00%, 03/30/43	185	212,778
5.00%, 04/05/46	385	445,496
5.00%, 05/20/49 (Call 11/20/48)	328	381,292
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	260	228,242

206	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.20%, 03/01/48 (Call 09/01/47)	$440	$478,956
4.35%, 01/30/47 (Call 07/30/46)	266	295,324
4.75%, 03/15/39 (Call 09/15/38)	325	372,436
4.90%, 03/15/49 (Call 09/15/48)	711	850,942
5.88%, 08/01/33	591	734,510
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	280	243,047
3.38%, 04/15/50(b)	159	150,098
3.73%, 10/15/70(b)	626	589,865
4.50%, 04/15/65(b)	175	192,795
4.90%, 04/01/77(b)	364	420,902
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(a)(b)(d)	775	893,905
5.38%, 12/01/41(b)	486	595,967
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)(b)	380	475,950
MetLife Inc.
4.05%, 03/01/45	503	546,567
4.13%, 08/13/42	333	355,413
4.60%, 05/13/46 (Call 11/13/45)	482	566,918
4.72%, 12/15/44	247	286,337
4.88%, 11/13/43	612	725,433
5.70%, 06/15/35	684	856,785
5.88%, 02/06/41	710	920,724
6.38%, 06/15/34	1,072	1,407,738
6.40%, 12/15/66 (Call 12/15/31)	898	1,006,838
6.50%, 12/15/32	845	1,104,582
9.25%, 04/08/68 (Call 04/08/33)(a)(b)	125	170,725
10.75%, 08/01/69 (Call 08/01/34)	556	861,800
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	83,635
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(b)(d)	50	55,401
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	574	595,304
5.30%, 11/18/44(b)	259	304,519
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	899	936,216
4.95%, 04/22/44(b)	342	379,021
7.88%, 04/01/33(b)	256	345,138
9.38%, 08/15/39(a)(b)	826	1,324,933
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)(b)	508	521,920
4.45%, 05/15/69 (Call 11/15/68)(b)	685	762,823
5.88%, 05/15/33(a)(b)	795	1,003,078
6.75%, 11/15/39(b)	850	1,186,750
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	610	581,626
3.63%, 09/30/59 (Call 03/30/59)(b)	1,025	972,677
3.85%, 09/30/47 (Call 03/30/47)(b)	905	915,668
6.06%, 03/30/40(a)(b)	787	1,020,735
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	185	231,463
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	420	397,070
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	85	86,933
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(d)	740	740,193
9.25%, 06/15/39(a)(b)	185	298,879

Security	Par (000)	Value

Insurance (continued)
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	$660	$630,402
5.13%, 01/30/43(b)	120	140,064
6.60%, 09/15/33(a)(b)	475	632,277
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	380	359,782
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(a)	220	244,624
4.35%, 05/15/43	158	173,052
4.63%, 09/15/42	237	270,433
6.05%, 10/15/36	606	804,662
Progressive Corp. (The)
3.70%, 01/26/45	300	308,276
3.95%, 03/26/50 (Call 09/26/49)(a)	268	289,571
4.13%, 04/15/47 (Call 10/15/46)	458	503,140
4.20%, 03/15/48 (Call 09/15/47)	461	513,287
4.35%, 04/25/44(a)	193	215,797
6.25%, 12/01/32	712	925,977
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	260	245,486
3.70%, 03/13/51 (Call 09/13/50)	989	1,002,042
3.91%, 12/07/47 (Call 06/07/47)	651	677,910
3.94%, 12/07/49 (Call 06/07/49)	734	766,943
4.35%, 02/25/50 (Call 08/25/49)	619	692,132
4.42%, 03/27/48 (Call 09/27/47)(a)	265	296,951
4.60%, 05/15/44(a)	338	383,036
5.70%, 12/14/36	521	662,572
5.75%, 07/15/33(a)	252	309,221
6.63%, 12/01/37	610	824,657
6.63%, 06/21/40	359	489,936
Securian Financial Group Inc., 4.80%, 04/15/48(b)	180	203,769
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)(a)	167	192,266
Sompo International Holdings Ltd., 7.00%, 07/15/34	395	506,421
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	305	344,023
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	870	815,562
4.27%, 05/15/47 (Call 11/15/46)(b)	1,155	1,248,646
4.90%, 09/15/44(b)	1,177	1,373,155
6.85%, 12/16/39(b)	986	1,341,168
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	429	635,399
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	334	284,641
3.05%, 06/08/51 (Call 12/08/50)	370	345,245
3.75%, 05/15/46 (Call 11/15/45)	347	359,826
4.00%, 05/30/47 (Call 11/30/46)	374	401,561
4.05%, 03/07/48 (Call 09/07/47)	286	308,182
4.10%, 03/04/49 (Call 09/04/48)	261	287,107
4.30%, 08/25/45 (Call 02/25/45)	300	336,945
4.60%, 08/01/43(a)	354	409,420
5.35%, 11/01/40	605	750,717
6.25%, 06/15/37	867	1,151,902
6.75%, 06/20/36	292	403,502
Travelers Property Casualty Corp., 6.38%, 03/15/33	565	739,069
Trinity Acquisition PLC, 6.13%, 08/15/43	99	125,570
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	125	113,374
4.50%, 12/15/49 (Call 06/15/49)	295	285,912
5.75%, 08/15/42	435	485,166

S C H E D U L E O F I N V E S T M E N T S	207

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Voya Financial Inc.
4.80%, 06/15/46	$233	$266,397
5.70%, 07/15/43	150	186,561
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	235	194,146
3.55%, 03/30/52 (Call 09/30/51)(a)	408	383,930
4.00%, 05/12/50 (Call 11/12/49)	392	398,035
4.75%, 08/01/44(a)	115	130,569
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	290	353,447
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)(b)	270	260,507
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	235	288,757
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(a)	426	416,962
5.05%, 09/15/48 (Call 03/15/48)(a)	303	347,061
WR Berkley Corp., 6.25%, 02/15/37	50	62,998
XLIT Ltd.
5.25%, 12/15/43	165	209,239
5.50%, 03/31/45	406	503,834

		106,995,146

Internet — 1.6%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	703	562,341
3.15%, 02/09/51 (Call 08/09/50)	500	401,216
3.25%, 02/09/61 (Call 08/09/60)	825	642,553
4.00%, 12/06/37 (Call 06/06/37)(a)	302	297,344
4.20%, 12/06/47 (Call 06/06/47)	1,492	1,444,736
4.40%, 12/06/57 (Call 06/06/57)	595	585,291
4.50%, 11/28/34 (Call 05/28/34)(a)	447	471,633
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	734	615,420
2.05%, 08/15/50 (Call 02/15/50)	1,468	1,184,624
2.25%, 08/15/60 (Call 02/15/60)	1,294	1,033,508
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	1,606	1,386,453
2.70%, 06/03/60 (Call 12/03/59)	1,423	1,213,898
2.88%, 05/12/41 (Call 11/12/40)	1,247	1,190,300
3.10%, 05/12/51 (Call 11/12/50)(a)	2,221	2,146,868
3.25%, 05/12/61 (Call 11/12/60)(a)	1,367	1,300,990
3.88%, 08/22/37 (Call 02/22/37)	1,963	2,149,486
4.05%, 08/22/47 (Call 02/22/47)	2,134	2,377,371
4.25%, 08/22/57 (Call 02/22/57)	1,500	1,734,982
4.80%, 12/05/34 (Call 06/05/34)	879	1,057,905
4.95%, 12/05/44 (Call 06/05/44)	1,086	1,346,893
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	715	670,611
4.00%, 07/15/42 (Call 01/15/42)	576	575,370
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	208	194,738
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	255	192,773
4.03%, 08/03/50 (Call 02/03/50)(b)	1,387	1,092,820
4.99%, 01/19/52 (Call 07/19/51)(b)	800	712,025
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,502	1,232,346
3.29%, 06/03/60 (Call 12/03/59)(b)	403	319,519
3.68%, 04/22/41 (Call 10/22/40)(b)	552	509,448
3.84%, 04/22/51 (Call 10/22/50)(b)	1,305	1,195,654
3.93%, 01/19/38 (Call 07/19/37)(b)	570	552,604
3.94%, 04/22/61 (Call 10/22/60)(a)(b)	560	509,490

Security	Par (000)	Value

Internet (continued)
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	$486	$501,115

		31,402,325

Iron & Steel — 0.3%
ArcelorMittal SA
6.75%, 03/01/41	535	653,007
7.00%, 10/15/39	530	645,273
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	643	553,243
4.40%, 05/01/48 (Call 11/01/47)	325	368,282
5.20%, 08/01/43 (Call 02/01/43)(a)	272	335,556
Reliance Steel & Aluminum Co., 6.85%, 11/15/36(a)	275	371,589
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)(a)	327	290,371
Vale Overseas Ltd.
6.88%, 11/21/36(a)	1,370	1,685,100
6.88%, 11/10/39	1,240	1,533,868
8.25%, 01/17/34(a)	210	276,412
Vale SA, 5.63%, 09/11/42	166	182,851

		6,895,552

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	149	145,489

Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	80	84,391
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	467	465,625
Series II, 2.75%, 10/15/33 (Call 07/15/33)	352	324,630

		874,646

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 08/05/42	345	394,603
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	523	514,712
3.25%, 04/09/50 (Call 10/09/49)	738	725,655
3.80%, 08/15/42(a)	1,258	1,338,348
4.30%, 05/15/44 (Call 11/15/43)	321	366,113
4.75%, 05/15/64 (Call 11/15/63)(a)	240	301,686
5.20%, 05/27/41	967	1,210,658
5.30%, 09/15/35	177	220,169
6.05%, 08/15/36	514	680,205
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	383	351,370
3.75%, 04/15/50 (Call 10/15/49)	640	678,385
3.90%, 06/09/42 (Call 12/09/41)	735	793,620
Dover Corp.
5.38%, 10/15/35(a)	695	816,710
5.38%, 03/01/41 (Call 12/01/40)(a)	345	411,634
6.60%, 03/15/38	25	32,531
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	317	292,737
3.36%, 02/15/50 (Call 08/15/49)	510	475,292
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	310	267,571
4.20%, 03/01/49 (Call 09/01/48)(a)	579	654,245
6.25%, 12/01/37	25	32,654
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)(a)	380	416,842

		10,975,740

Manufacturing — 1.2%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	589	555,235
3.25%, 08/26/49 (Call 02/26/49)(a)	839	800,124

208	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 10/15/47 (Call 04/15/47)	$326	$327,913
3.70%, 04/15/50 (Call 10/15/49)	473	485,488
3.88%, 06/15/44	150	156,436
4.00%, 09/14/48 (Call 03/14/48)(a)	939	1,003,302
5.70%, 03/15/37	65	82,806
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)(a)	150	156,218
4.00%, 11/02/32	472	515,198
4.15%, 11/02/42	680	730,138
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	277	308,307
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	5,489	6,170,663
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	1,500	1,680,715
4.50%, 03/11/44	125	139,283
5.88%, 01/14/38	80	99,668
6.75%, 03/15/32	916	1,182,458
6.88%, 01/10/39	125	171,268
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	694	735,731
4.88%, 09/15/41 (Call 03/15/41)	395	476,780
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	454	476,781
4.10%, 03/01/47 (Call 09/01/46)	345	364,198
4.20%, 11/21/34 (Call 05/21/34)	332	357,507
4.45%, 11/21/44 (Call 05/21/44)	182	201,067
6.25%, 05/15/38	615	787,160
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	820	766,407
3.30%, 09/15/46(a)(b)	1,034	1,014,708
4.20%, 03/16/47(b)	1,000	1,119,953
4.40%, 05/27/45(a)(b)	1,288	1,483,313
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	275	294,256
5.75%, 06/15/43	283	355,427
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	273	301,369
4.65%, 11/01/44 (Call 05/01/44)	168	190,056

		23,489,933

Media — 4.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	1,167	1,008,396
3.50%, 03/01/42 (Call 09/01/41)(a)	905	780,159
3.70%, 04/01/51 (Call 10/01/50)	1,434	1,203,061
3.85%, 04/01/61 (Call 10/01/60)	1,180	980,077
3.90%, 06/01/52 (Call 12/01/51)	1,588	1,381,161
3.95%, 06/30/62 (Call 12/30/61)	590	493,604
4.40%, 12/01/61 (Call 06/01/61)	1,043	929,446
4.80%, 03/01/50 (Call 09/01/49)	1,797	1,757,267
5.13%, 07/01/49 (Call 01/01/49)	1,187	1,208,213
5.38%, 04/01/38 (Call 10/01/37)	914	956,024
5.38%, 05/01/47 (Call 11/01/46)	1,860	1,962,785
5.75%, 04/01/48 (Call 10/01/47)(a)	1,651	1,824,970
6.38%, 10/23/35 (Call 04/23/35)	1,028	1,228,720
6.48%, 10/23/45 (Call 04/23/45)	2,475	2,957,234
6.83%, 10/23/55 (Call 04/23/55)	155	194,164
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	866	697,774

Security	Par (000)	Value

Media (continued)
2.65%, 08/15/62 (Call 02/15/62)	$808	$627,517
2.80%, 01/15/51 (Call 07/15/50)	1,121	935,804
2.89%, 11/01/51 (Call 05/01/51)(a)(b)	3,442	2,985,803
2.94%, 11/01/56 (Call 05/01/56)(b)	3,868	3,255,589
2.99%, 11/01/63 (Call 05/01/63)(b)	2,422	2,016,540
3.20%, 07/15/36 (Call 01/15/36)	545	524,073
3.25%, 11/01/39 (Call 05/01/39)	825	781,636
3.40%, 07/15/46 (Call 01/15/46)	1,122	1,054,444
3.45%, 02/01/50 (Call 08/01/49)	1,395	1,301,440
3.75%, 04/01/40 (Call 10/01/39)(a)	1,084	1,094,575
3.90%, 03/01/38 (Call 09/01/37)	905	921,409
3.97%, 11/01/47 (Call 05/01/47)	1,344	1,366,259
4.00%, 08/15/47 (Call 02/15/47)(a)	462	469,211
4.00%, 03/01/48 (Call 09/01/47)	692	708,384
4.00%, 11/01/49 (Call 05/01/49)	1,428	1,452,262
4.05%, 11/01/52 (Call 05/01/52)	443	464,579
4.20%, 08/15/34 (Call 02/15/34)	611	667,864
4.25%, 01/15/33	1,054	1,149,187
4.40%, 08/15/35 (Call 02/25/35)	772	852,028
4.60%, 10/15/38 (Call 04/15/38)	568	636,390
4.60%, 08/15/45 (Call 02/15/45)	605	669,005
4.65%, 07/15/42	476	539,345
4.70%, 10/15/48 (Call 04/15/48)	1,360	1,560,934
4.75%, 03/01/44	545	616,519
4.95%, 10/15/58 (Call 04/15/58)	837	1,016,707
5.65%, 06/15/35	591	731,064
6.45%, 03/15/37	250	329,976
6.50%, 11/15/35	902	1,195,664
6.95%, 08/15/37	200	276,589
7.05%, 03/15/33	782	1,036,200
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(b)	515	424,273
3.60%, 06/15/51 (Call 12/15/50)(b)	577	534,411
4.50%, 06/30/43 (Call 12/30/42)(b)	491	518,923
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	150	163,609
4.70%, 12/15/42(a)(b)	461	509,840
4.80%, 02/01/35 (Call 08/01/34)(b)	465	511,609
8.38%, 03/01/39(b)	50	76,770
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	739	671,551
4.65%, 05/15/50 (Call 11/15/49)(a)	692	707,409
4.88%, 04/01/43	395	413,288
4.95%, 05/15/42(a)	111	112,895
5.00%, 09/20/37 (Call 03/20/37)	445	479,740
5.20%, 09/20/47 (Call 03/20/47)(a)	940	1,004,689
5.30%, 05/15/49 (Call 11/15/48)	583	632,761
6.35%, 06/01/40(a)	619	744,001
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	873	1,017,818
5.58%, 01/25/49 (Call 07/25/48)(a)	1,127	1,355,940
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	722	783,406
5.25%, 05/24/49 (Call 11/24/48)(a)	365	418,374
6.13%, 01/31/46 (Call 06/30/45)(a)	285	355,543
6.63%, 01/15/40	946	1,187,970
NBCUniversal Media LLC
4.45%, 01/15/43	599	639,925
5.95%, 04/01/41	511	650,506
6.40%, 04/30/40	90	121,590

S C H E D U L E O F I N V E S T M E N T S	209

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
4.38%, 03/15/43	$823	$821,182
4.60%, 01/15/45 (Call 07/15/44)	435	437,890
4.85%, 07/01/42 (Call 01/01/42)	392	413,911
4.90%, 08/15/44 (Call 02/15/44)	565	593,286
4.95%, 05/19/50 (Call 11/19/49)	778	849,136
5.25%, 04/01/44 (Call 10/01/43)	295	321,403
5.50%, 05/15/33	482	556,038
5.85%, 09/01/43 (Call 03/01/43)	841	1,002,731
5.90%, 10/15/40 (Call 04/15/40)	255	305,137
6.88%, 04/30/36(a)	988	1,246,128
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	330	437,435
Thomson Reuters Corp.
5.50%, 08/15/35(a)	500	603,765
5.65%, 11/23/43 (Call 05/23/43)	160	203,705
5.85%, 04/15/40	685	885,234
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	463	436,220
5.50%, 09/01/41 (Call 03/01/41)	1,017	1,084,084
5.88%, 11/15/40 (Call 05/15/40)	700	783,260
6.55%, 05/01/37	1,184	1,423,026
6.75%, 06/15/39	1,099	1,333,940
7.30%, 07/01/38	1,015	1,270,469
Time Warner Entertainment Co. LP, 8.38%, 07/15/33(a)	855	1,166,570
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	515	468,825
3.70%, 12/01/42	597	608,692
4.13%, 06/01/44	612	656,869
4.38%, 08/16/41	650	719,667
Series E, 4.13%, 12/01/41	670	714,597
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)(a)	118	123,150
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,189	1,038,708
3.50%, 05/13/40 (Call 11/13/39)	1,295	1,290,049
3.60%, 01/13/51 (Call 07/13/50)	1,455	1,472,202
3.80%, 05/13/60 (Call 11/13/59)	923	952,056
4.63%, 03/23/40 (Call 09/23/39)	940	1,076,031
4.70%, 03/23/50 (Call 09/23/49)(a)	1,330	1,572,841
4.75%, 09/15/44 (Call 03/15/44)	594	688,576
4.75%, 11/15/46 (Call 05/15/46)	684	804,452
4.95%, 10/15/45 (Call 04/15/45)	442	526,555
5.40%, 10/01/43(a)	595	743,282
6.15%, 03/01/37	285	373,046
6.15%, 02/15/41	129	172,878
6.20%, 12/15/34	386	498,422
6.40%, 12/15/35	319	424,006
6.55%, 03/15/33	176	229,006
6.65%, 11/15/37	741	1,007,839
7.75%, 12/01/45	25	40,298

		97,213,490

Metal Fabricate & Hardware — 0.1%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	210	221,429
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	371	399,181
4.20%, 06/15/35 (Call 12/15/34)	96	107,668
4.38%, 06/15/45 (Call 12/15/44)	256	293,080

Security	Par (000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	$345	$393,898
5.25%, 10/01/54 (Call 04/01/54)	173	205,395

		1,620,651

Mining — 1.7%
Anglo American Capital PLC, 3.95%, 09/10/50 (Call 03/10/50)(a)(b)	399	382,273
Barrick Gold Corp.
5.25%, 04/01/42	262	306,896
6.45%, 10/15/35	325	420,592
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	855	1,079,710
Barrick North America Finance LLC
5.70%, 05/30/41	800	995,680
5.75%, 05/01/43(a)	505	628,842
7.50%, 09/15/38	75	105,031
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	593	747,641
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	636	690,582
5.00%, 09/30/43(a)	1,548	1,867,680
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	395	318,951
3.70%, 01/30/50 (Call 07/30/49)(b)	1,730	1,535,756
4.25%, 07/17/42(a)(b)	635	620,886
4.38%, 02/05/49 (Call 08/05/48)(b)	928	924,251
4.50%, 08/01/47 (Call 02/01/47)(b)	972	981,924
4.88%, 11/04/44(b)	820	866,494
5.63%, 09/21/35(b)	125	143,919
5.63%, 10/18/43(b)	725	839,058
6.15%, 10/24/36(a)(b)	205	244,289
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	282	316,898
5.45%, 03/15/43 (Call 09/15/42)	1,364	1,568,805
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(a)(b)	680	618,807
Glencore Canada Corp., 6.20%, 06/15/35	300	346,500
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	250	287,315
6.00%, 11/15/41(b)	363	442,051
6.90%, 11/15/37(b)	655	853,798
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)(b)	220	188,033
3.88%, 04/27/51 (Call 10/27/50)(b)	235	219,520
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	380	384,275
6.76%, 11/15/48(a)(b)	634	712,565
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)(b)	288	271,440
5.65%, 09/12/49 (Call 03/12/49)(b)	505	536,568
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	222	266,355
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(a)(b)	635	609,149
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(b)	208	212,360
5.75%, 11/15/41(b)	460	554,653
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	488	561,540
5.45%, 06/09/44 (Call 12/09/43)	415	505,033
5.88%, 04/01/35	644	781,575
6.25%, 10/01/39(a)	734	946,938

210	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	$481	$599,336
6.13%, 12/15/33	626	818,030
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	905	795,202
5.20%, 11/02/40	913	1,111,719
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	464	506,395
4.75%, 03/22/42 (Call 09/22/41)	63	73,446
Southern Copper Corp.
5.25%, 11/08/42	465	541,376
5.88%, 04/23/45	745	927,935
6.75%, 04/16/40	999	1,296,712
7.50%, 07/27/35	742	980,189
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)(a)	295	317,457
5.40%, 02/01/43 (Call 08/01/42)	225	249,702
6.00%, 08/15/40 (Call 02/15/40)	415	489,778
6.13%, 10/01/35	125	152,714
6.25%, 07/15/41 (Call 01/15/41)	542	655,001
Vale Canada Ltd., 7.20%, 09/15/32	50	59,440

		34,459,065

Oil & Gas — 6.1%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	690	825,916
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	1,136	948,632
2.94%, 06/04/51 (Call 12/04/50)(a)	1,217	1,023,655
3.00%, 02/24/50 (Call 08/24/49)	1,306	1,116,060
3.00%, 03/17/52 (Call 09/17/51)	919	781,093
3.06%, 06/17/41 (Call 12/17/40)	1,130	1,012,981
3.07%, 03/30/50 (Call 09/30/49)	500	460,821
3.38%, 02/08/61 (Call 08/08/60)	1,490	1,312,482
Burlington Resources LLC, 5.95%, 10/15/36	512	660,061
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	240	270,599
5.85%, 02/01/35	401	471,662
6.25%, 03/15/38(a)	556	680,442
6.45%, 06/30/33	377	463,774
6.50%, 02/15/37	477	599,072
6.75%, 02/01/39	412	525,772
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	480	433,092
5.25%, 06/15/37 (Call 12/15/36)	342	380,495
5.40%, 06/15/47 (Call 12/15/46)(a)	316	355,575
6.75%, 11/15/39(a)	1,177	1,474,862
6.80%, 09/15/37(a)	438	554,512
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	80	76,720
3.08%, 05/11/50 (Call 11/11/49)	1,090	1,049,131
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)(a)	623	517,321
5.25%, 11/15/43 (Call 05/15/43)	95	120,543
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	277,150
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	595	508,576
4.25%, 05/09/43	220	221,641
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	444,488
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	400	397,080
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	842	982,978

Security	Par (000)	Value

Oil & Gas (continued)
6.40%, 05/15/37	$845	$1,046,389
7.50%, 07/30/39	660	912,921
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	355	462,313
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(a)(b)	160	189,843
4.88%, 10/01/47 (Call 04/01/47)(b)	422	504,869
5.90%, 10/15/32	890	1,107,280
5.90%, 05/15/38	467	601,855
6.50%, 02/01/39	1,907	2,650,769
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	140	142,197
4.30%, 11/15/44 (Call 05/15/44)	393	431,786
5.95%, 03/15/46 (Call 09/15/45)	249	337,359
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)(a)	495	498,930
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	69	74,212
5.00%, 06/15/45 (Call 12/15/44)(a)	386	430,181
5.60%, 07/15/41 (Call 01/15/41)(a)	1,381	1,614,498
7.95%, 04/15/32	230	310,719
Diamondback Energy Inc., 4.40%, 03/24/51 (Call 09/24/50)	577	597,868
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	501	426,627
Eni SpA, 5.70%, 10/01/40(b)	330	391,565
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	213	228,572
4.95%, 04/15/50 (Call 10/15/49)	458	556,250
5.10%, 01/15/36 (Call 07/15/35)(a)	70	81,519
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	676	645,863
3.63%, 04/06/40 (Call 10/06/39)	313	321,942
3.70%, 04/06/50 (Call 10/06/49)	759	788,959
3.95%, 05/15/43	564	594,354
4.25%, 11/23/41	575	635,762
4.80%, 11/08/43	551	650,710
5.10%, 08/17/40	838	1,013,626
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	558	535,284
3.10%, 08/16/49 (Call 02/16/49)	1,283	1,197,422
3.45%, 04/15/51 (Call 10/15/50)(a)	1,735	1,714,794
3.57%, 03/06/45 (Call 09/06/44)(a)	908	913,889
4.11%, 03/01/46 (Call 09/01/45)	1,619	1,766,720
4.23%, 03/19/40 (Call 09/19/39)	1,433	1,577,683
4.33%, 03/19/50 (Call 09/19/49)	1,574	1,779,173
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(b)	1,200	479,040
Hess Corp.
5.60%, 02/15/41	818	938,340
5.80%, 04/01/47 (Call 10/01/46)(a)	213	254,887
6.00%, 01/15/40	525	620,166
7.13%, 03/15/33	630	798,855
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	80	72,532
6.38%, 10/24/48(b)	1,365	1,512,502
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(a)	188	206,671
6.60%, 10/01/37(a)	737	926,480
6.80%, 03/15/32	483	597,317
Marathon Petroleum Corp. 4.50%, 04/01/48 (Call 10/01/47)(a)	190	193,399

S C H E D U L E O F I N V E S T M E N T S	211

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.75%, 09/15/44 (Call 03/15/44)	$621	$653,304
5.00%, 09/15/54 (Call 03/15/54)	418	444,208
5.85%, 12/15/45 (Call 06/15/45)	109	126,382
6.50%, 03/01/41 (Call 09/01/40)	968	1,223,922
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	770	881,845
Ovintiv Inc.
6.50%, 08/15/34	460	560,254
6.50%, 02/01/38	415	491,783
6.63%, 08/15/37	355	431,942
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	485	428,609
4.18%, 01/21/50 (Call 07/21/49)(b)	555	513,475
4.70%, 07/30/49(b)	516	505,472
5.63%, 05/20/43(b)	1,065	1,132,736
6.00%, 05/03/42(a)(b)	764	845,967
6.45%, 05/30/44(b)	1,198	1,407,751
6.50%, 05/27/41(b)	375	439,784
6.50%, 11/07/48(b)	554	667,764
Petroleos del Peru SA
4.75%, 06/19/32(a)(b)	629	606,897
5.63%, 06/19/47(a)(b)	1,445	1,282,452
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	470	415,292
4.50%, 03/18/45(b)	1,097	1,217,001
4.55%, 04/21/50 (Call 10/21/49)(a)(b)	1,604	1,801,234
4.80%, 04/21/60 (Call 10/21/59)(b)	1,145	1,338,757
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	780	689,683
4.65%, 11/15/34 (Call 05/15/34)	343	377,691
4.88%, 11/15/44 (Call 05/15/44)	1,155	1,313,396
5.88%, 05/01/42	954	1,203,272
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	535	512,971
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	2,365	2,223,403
3.30%, 07/12/51 (Call 01/12/51)(b)	2,710	2,551,221
Reliance Industries Ltd.
3.63%, 01/12/52(b)	2,500	2,295,891
3.75%, 01/12/62(b)	65	60,111
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,558	1,382,264
3.50%, 11/24/70 (Call 05/24/70)(b)	1,585	1,387,034
4.25%, 04/16/39(b)	2,008	2,133,781
4.38%, 04/16/49(b)	2,188	2,324,750
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	465	427,980
3.00%, 11/26/51 (Call 05/26/51)	790	719,394
3.13%, 11/07/49 (Call 05/07/49)	953	876,294
3.25%, 04/06/50 (Call 10/06/49)(a)	1,525	1,460,565
3.63%, 08/21/42	393	395,999
3.75%, 09/12/46	939	981,935
4.00%, 05/10/46	1,458	1,545,772
4.13%, 05/11/35	558	606,970
4.38%, 05/11/45	2,196	2,432,711
4.55%, 08/12/43	677	771,947
5.50%, 03/25/40	771	973,494
6.38%, 12/15/38(a)	1,673	2,276,142
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	340	362,376
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	600	682,500

Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	$250	$303,266
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	600	614,160
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	520	532,932
4.25%, 04/12/47(a)(b)	515	546,565
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(b)	550	496,457
3.68%, 08/08/49 (Call 02/08/49)(b)	648	627,698
4.60%, 09/12/48(b)	373	414,820
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	187	178,931
4.00%, 11/15/47 (Call 05/15/47)	164	165,243
5.35%, 07/15/33	410	464,623
5.95%, 12/01/34	485	579,571
5.95%, 05/15/35	681	822,787
6.50%, 06/15/38	713	902,707
6.80%, 05/15/38	645	844,149
6.85%, 06/01/39	830	1,098,481
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	296	234,473
3.75%, 06/18/50(b)	580	480,182
5.38%, 11/20/48(b)	370	380,741
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	560	513,041
3.13%, 05/29/50 (Call 11/29/49)	1,944	1,796,433
3.39%, 06/29/60 (Call 12/29/59)	497	460,211
3.46%, 07/12/49 (Call 01/12/49)	716	695,006
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	386	346,572
4.00%, 06/01/52 (Call 12/01/51)	290	276,684
4.90%, 03/15/45(a)	306	327,122
6.63%, 06/15/37	1,529	1,963,199
7.50%, 04/15/32	570	750,592
XTO Energy Inc., 6.75%, 08/01/37	80	108,270

		120,593,372

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,269	1,436,627
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	629	635,872
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	617	640,872
4.75%, 08/01/43 (Call 02/01/43)	394	415,498
4.85%, 11/15/35 (Call 05/15/35)	409	450,589
5.00%, 11/15/45 (Call 05/15/45)	1,211	1,346,586
6.70%, 09/15/38	760	969,499
7.45%, 09/15/39	895	1,222,475
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	622	561,298

		7,679,316

Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	935	813,968
4.05%, 12/15/49 (Call 06/15/49)	325	338,834
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	390	485,818
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	83	80,146
4.20%, 06/01/32 (Call 03/01/32)	243	260,169

		1,978,935

212	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 6.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	$2,505	$2,629,334
4.25%, 11/21/49 (Call 05/21/49)	3,622	3,851,389
4.30%, 05/14/36 (Call 11/14/35)	675	739,113
4.40%, 11/06/42	1,775	1,913,676
4.45%, 05/14/46 (Call 11/14/45)	1,344	1,447,985
4.50%, 05/14/35 (Call 11/14/34)	1,598	1,775,806
4.55%, 03/15/35 (Call 09/15/34)	897	987,977
4.63%, 10/01/42 (Call 04/01/42)	476	526,972
4.70%, 05/14/45 (Call 11/14/44)	1,746	1,935,352
4.75%, 03/15/45 (Call 09/15/44)	744	825,298
4.85%, 06/15/44 (Call 12/15/43)	930	1,048,397
4.88%, 11/14/48 (Call 05/14/48)(a)	1,222	1,403,617
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	231	237,789
4.30%, 12/15/47 (Call 06/15/47)	379	399,434
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(a)	155	122,350
3.00%, 05/28/51 (Call 11/28/50)(a)	486	453,772
4.00%, 09/18/42	703	764,305
4.38%, 11/16/45	612	697,491
4.38%, 08/17/48 (Call 02/17/48)(a)	401	458,975
6.45%, 09/15/37	2,023	2,745,551
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)(b)	355	335,318
4.20%, 07/15/34 (Call 01/15/34)(b)	353	371,938
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	734	746,384
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	601	646,697
4.65%, 11/15/43 (Call 05/15/43)(b)	125	133,295
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	635	657,336
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,230	1,346,953
5.50%, 07/30/35(b)	75	86,725
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	603	603,510
4.67%, 06/06/47 (Call 12/06/46)	967	1,084,859
4.69%, 12/15/44 (Call 06/15/44)	718	801,372
6.00%, 05/15/39(a)	50	61,206
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	822	705,408
2.55%, 11/13/50 (Call 05/13/50)(a)	1,205	1,019,640
3.25%, 08/01/42	630	611,599
3.55%, 03/15/42 (Call 09/15/41)	765	779,381
3.70%, 03/15/52 (Call 09/15/51)	1,170	1,206,047
3.90%, 03/15/62 (Call 09/15/61)	650	675,525
4.13%, 06/15/39 (Call 12/15/38)	1,403	1,537,719
4.25%, 10/26/49 (Call 04/26/49)	2,391	2,673,829
4.35%, 11/15/47 (Call 05/15/47)	1,060	1,205,393
4.50%, 03/01/44 (Call 09/01/43)(a)	564	653,737
4.55%, 02/20/48 (Call 08/20/47)	956	1,108,996
4.63%, 05/15/44 (Call 11/15/43)(a)	179	210,054
5.00%, 08/15/45 (Call 02/15/45)	1,370	1,676,914
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	331	339,008
4.50%, 11/15/44 (Call 05/15/44)	328	338,438
4.60%, 03/15/43	203	210,294
4.90%, 09/15/45 (Call 03/15/45)	299	323,384
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	622	574,675
3.40%, 03/15/50 (Call 09/15/49)	991	906,530
3.40%, 03/15/51 (Call 09/15/50)	1,060	967,290

Security	Par (000)	Value

Pharmaceuticals (continued)
3.88%, 10/15/47 (Call 04/15/47)	$784	$769,428
4.80%, 08/15/38 (Call 02/15/38)	1,683	1,874,914
4.80%, 07/15/46 (Call 01/16/46)	775	864,968
4.90%, 12/15/48 (Call 06/15/48)	1,744	1,981,043
5.38%, 02/15/42 (Call 08/15/41)	311	383,880
6.13%, 11/15/41	344	444,581
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	1,114	972,402
4.13%, 04/01/40 (Call 10/01/39)	895	922,269
4.25%, 04/01/50 (Call 10/01/49)	728	778,812
4.78%, 03/25/38 (Call 09/25/37)	3,023	3,380,508
4.88%, 07/20/35 (Call 01/20/35)	389	447,666
5.05%, 03/25/48 (Call 09/25/47)(a)	5,086	5,938,751
5.13%, 07/20/45 (Call 01/20/45)	2,397	2,775,279
5.30%, 12/05/43 (Call 06/05/43)	693	824,445
6.13%, 09/15/39(a)	238	303,281
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,732	1,443,649
2.50%, 09/15/60 (Call 03/15/60)	756	619,278
3.70%, 03/01/45 (Call 09/01/44)(a)	206	217,500
3.95%, 05/15/47 (Call 11/15/46)(a)	85	94,216
3.95%, 03/15/49 (Call 09/15/48)(a)	95	105,647
4.15%, 03/15/59 (Call 09/15/58)(a)	387	444,752
5.55%, 03/15/37	50	63,642
5.95%, 11/15/37	160	210,314
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	185	205,665
5.38%, 04/15/34(a)	901	1,116,629
6.38%, 05/15/38	1,743	2,381,429
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	814	697,066
2.25%, 09/01/50 (Call 03/01/50)	659	554,615
2.45%, 09/01/60 (Call 03/01/60)	1,052	876,477
3.40%, 01/15/38 (Call 07/15/37)	462	478,957
3.50%, 01/15/48 (Call 07/15/47)	518	538,961
3.55%, 03/01/36 (Call 09/01/35)	779	837,258
3.63%, 03/03/37 (Call 09/03/36)(a)	1,067	1,151,962
3.70%, 03/01/46 (Call 09/01/45)	1,228	1,320,891
3.75%, 03/03/47 (Call 09/03/46)	725	788,052
4.38%, 12/05/33 (Call 06/05/33)	333	388,258
4.50%, 09/01/40	377	442,041
4.50%, 12/05/43 (Call 06/05/43)	394	460,995
4.85%, 05/15/41(a)	296	356,706
4.95%, 05/15/33	471	569,354
5.85%, 07/15/38	842	1,124,235
5.95%, 08/15/37	580	777,881
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(a)	170	202,420
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	286	342,451
5.90%, 11/01/39	290	386,156
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	794	699,306
2.45%, 06/24/50 (Call 12/24/49)(a)	1,018	870,264
2.75%, 12/10/51 (Call 06/10/51)	750	668,477
2.90%, 12/10/61 (Call 06/10/61)	845	744,317
3.60%, 09/15/42 (Call 03/15/42)	323	332,791
3.70%, 02/10/45 (Call 08/10/44)	1,451	1,511,796
3.90%, 03/07/39 (Call 09/07/38)	802	874,000
4.00%, 03/07/49 (Call 09/07/48)	1,163	1,272,730
4.15%, 05/18/43(a)	995	1,095,655

S C H E D U L E O F I N V E S T M E N T S	213

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
6.50%, 12/01/33	$235	$317,435
6.55%, 09/15/37(a)	430	598,818
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	75	95,681
5.85%, 06/30/39	65	84,771
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	484	521,102
5.40%, 11/29/43 (Call 05/29/43)(a)	340	364,912
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	786	715,519
3.70%, 09/21/42	362	383,141
4.00%, 11/20/45 (Call 05/20/45)(a)	898	988,909
4.40%, 05/06/44	1,300	1,508,107
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)(a)	865	790,643
2.70%, 05/28/50 (Call 11/28/49)	953	861,267
3.90%, 03/15/39 (Call 09/15/38)(a)	545	591,036
4.00%, 12/15/36	38	41,798
4.00%, 03/15/49 (Call 09/15/48)	894	991,152
4.10%, 09/15/38 (Call 03/15/38)	371	408,529
4.13%, 12/15/46	956	1,077,553
4.20%, 09/15/48 (Call 03/15/48)(a)	604	688,666
4.30%, 06/15/43	929	1,043,953
4.40%, 05/15/44	745	857,146
5.60%, 09/15/40	423	541,938
7.20%, 03/15/39	1,471	2,186,966
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	1,121	1,012,148
3.18%, 07/09/50 (Call 01/09/50)	1,245	1,115,032
3.38%, 07/09/60 (Call 01/09/60)	739	660,384
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	684	724,134
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	1,055	988,937
4.00%, 06/22/50 (Call 12/22/49)	1,365	1,210,447
Wyeth LLC
5.95%, 04/01/37	1,293	1,694,603
6.00%, 02/15/36	573	752,127
6.50%, 02/01/34	590	783,199
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	355	325,178
3.95%, 09/12/47 (Call 03/12/47)	281	303,680
4.45%, 08/20/48 (Call 02/20/48)	287	324,901
4.70%, 02/01/43 (Call 08/01/42)	975	1,122,506

		126,169,375

Pipelines — 4.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,391	1,522,572
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)(a)	350	346,275
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	739	726,621
3.40%, 01/15/38 (Call 07/15/37)(b)	260	250,051
3.70%, 01/15/39 (Call 07/15/38)(b)	484	483,148
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)(b)	137	125,136
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	575	606,423
6.38%, 08/01/37	50	64,033
7.63%, 04/15/32(b)	85	114,405

Security	Par (000)	Value

Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	$155	$185,137
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)(b)	223	217,973
4.60%, 12/15/44 (Call 06/15/44)(b)	261	281,560
4.80%, 11/01/43 (Call 05/01/43)(b)	93	101,295
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(b)	1,000	972,420
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	260	346,733
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	683	799,139
7.38%, 10/15/45 (Call 04/15/45)	257	362,752
Series B, 7.50%, 04/15/38(a)	280	386,780
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	462	424,256
3.40%, 08/01/51 (Call 02/01/51)	590	534,161
4.00%, 11/15/49 (Call 05/15/49)(a)	362	360,117
4.50%, 06/10/44 (Call 12/10/43)	379	399,772
5.50%, 12/01/46 (Call 05/29/46)	595	730,271
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	157	163,978
4.95%, 01/15/43 (Call 07/15/42)	300	293,572
5.00%, 05/15/44 (Call 11/15/43)	319	317,988
5.00%, 05/15/50 (Call 11/15/49)	1,102	1,146,173
5.15%, 02/01/43 (Call 08/01/42)	385	386,216
5.15%, 03/15/45 (Call 09/15/44)	707	720,486
5.30%, 04/01/44 (Call 10/01/43)	591	610,058
5.30%, 04/15/47 (Call 10/15/46)	700	731,403
5.35%, 05/15/45 (Call 11/15/44)	634	670,128
5.40%, 10/01/47 (Call 04/01/47)(a)	1,074	1,149,284
5.95%, 10/01/43 (Call 04/01/43)	405	447,732
6.00%, 06/15/48 (Call 12/15/47)	604	677,681
6.05%, 06/01/41 (Call 12/01/40)(a)	555	622,935
6.10%, 02/15/42	115	128,062
6.13%, 12/15/45 (Call 06/15/45)	771	865,365
6.25%, 04/15/49 (Call 10/15/48)	1,084	1,251,793
6.50%, 02/01/42 (Call 08/01/41)	596	702,789
6.63%, 10/15/36	386	455,947
6.85%, 02/15/40	150	175,047
7.50%, 07/01/38	471	595,626
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	765	848,985
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	727	624,884
3.30%, 02/15/53 (Call 08/15/52)	777	680,825
3.70%, 01/31/51 (Call 07/31/50)	744	693,436
3.95%, 01/31/60 (Call 07/31/59)(a)	616	578,243
4.20%, 01/31/50 (Call 07/31/49)	859	863,211
4.25%, 02/15/48 (Call 08/15/47)	695	704,958
4.45%, 02/15/43 (Call 08/15/42)	706	729,927
4.80%, 02/01/49 (Call 08/01/48)	796	867,359
4.85%, 08/15/42 (Call 02/15/42)	590	639,992
4.85%, 03/15/44 (Call 09/15/43)	775	844,985
4.90%, 05/15/46 (Call 11/15/45)	773	850,378
4.95%, 10/15/54 (Call 04/15/54)	291	322,519
5.10%, 02/15/45 (Call 08/15/44)	794	888,042
5.70%, 02/15/42	561	667,145
5.95%, 02/01/41	620	755,394
6.13%, 10/15/39(a)	510	628,198
6.45%, 09/01/40	200	254,936
7.55%, 04/15/38	317	429,968
Series D, 6.88%, 03/01/33	587	752,772

214	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Series H, 6.65%, 10/15/34	$416	$530,749
Series J, 5.75%, 03/01/35	75	87,865
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(b)	227	213,347
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	23	23,891
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)(b)	50	46,481
2.63%, 03/31/36(b)	912	823,384
2.94%, 09/30/40(a)(b)	1,785	1,641,508
3.25%, 09/30/40(a)(b)	750	692,993
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)(b)	175	222,060
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	405	414,918
5.00%, 08/15/42 (Call 02/15/42)	410	430,303
5.00%, 03/01/43 (Call 09/01/42)	407	432,416
5.40%, 09/01/44 (Call 03/01/44)	250	279,357
5.50%, 03/01/44 (Call 09/01/43)	589	662,054
5.63%, 09/01/41	299	336,512
5.80%, 03/15/35	545	638,479
6.38%, 03/01/41	524	632,469
6.50%, 02/01/37	615	763,489
6.50%, 09/01/39	588	715,207
6.55%, 09/15/40	409	503,353
6.95%, 01/15/38	485	616,169
7.30%, 08/15/33	198	252,981
7.50%, 11/15/40	430	572,346
7.75%, 03/15/32	315	416,217
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	472	396,749
3.60%, 02/15/51 (Call 08/15/50)	814	732,256
5.05%, 02/15/46 (Call 08/15/45)	552	597,016
5.20%, 03/01/48 (Call 09/01/47)	603	666,631
5.30%, 12/01/34 (Call 06/01/34)	174	195,111
5.55%, 06/01/45 (Call 12/01/44)	908	1,042,037
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	485	458,064
4.20%, 12/01/42 (Call 06/01/42)(a)	150	143,093
4.20%, 03/15/45 (Call 09/15/44)	170	160,786
4.20%, 10/03/47 (Call 04/03/47)	613	602,992
4.25%, 09/15/46 (Call 03/15/46)(a)	390	386,337
4.85%, 02/01/49 (Call 08/01/48)	463	496,636
5.15%, 10/15/43 (Call 04/15/43)	409	447,559
6.40%, 05/01/37	125	152,880
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,232	1,267,796
4.70%, 04/15/48 (Call 10/15/47)	1,105	1,141,713
4.90%, 04/15/58 (Call 10/15/57)	268	274,765
5.20%, 03/01/47 (Call 09/01/46)	710	781,990
5.20%, 12/01/47 (Call 06/01/47)	401	436,694
5.50%, 02/15/49 (Call 08/15/48)	1,041	1,187,561
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	458	608,591
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	416	379,894
4.10%, 09/15/42 (Call 03/15/42)(b)	180	190,661
4.30%, 01/15/49 (Call 07/15/48)(b)	467	493,418
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)(a)	441	432,547
4.50%, 03/15/50 (Call 09/15/49)(a)	158	155,210
4.95%, 07/13/47 (Call 01/06/47)	369	388,236

Security	Par (000)	Value

Pipelines (continued)
5.20%, 07/15/48 (Call 01/15/48)(a)	$349	$380,295
6.00%, 06/15/35	654	748,165
7.15%, 01/15/51 (Call 07/15/50)	264	349,293
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	523	606,223
6.20%, 09/15/43 (Call 03/15/43)	219	249,721
6.65%, 10/01/36	645	780,015
6.85%, 10/15/37	518	638,034
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	220	237,266
4.90%, 10/01/46 (Call 04/01/46)(a)	266	294,097
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	182	163,373
4.70%, 06/15/44 (Call 12/15/43)	361	343,933
4.90%, 02/15/45 (Call 08/15/44)	333	320,891
5.15%, 06/01/42 (Call 12/01/41)	413	408,194
6.65%, 01/15/37	714	840,341
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	375	416,307
4.83%, 05/01/48 (Call 11/01/47)(b)	124	138,623
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(b)	242	262,835
8.00%, 03/01/32	141	186,955
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	441	462,481
5.95%, 09/25/43 (Call 03/25/43)	245	306,456
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	131,551
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	149	152,670
7.00%, 07/15/32	614	789,801
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)(a)	354	386,064
4.75%, 05/15/38 (Call 11/15/37)	179	196,385
4.88%, 05/15/48 (Call 11/15/47)	764	868,554
5.00%, 10/16/43 (Call 04/16/43)	315	356,075
5.10%, 03/15/49 (Call 09/15/48)	583	683,716
5.60%, 03/31/34	340	399,237
5.85%, 03/15/36	390	468,672
6.10%, 06/01/40	765	964,889
6.20%, 10/15/37(a)	591	741,741
7.25%, 08/15/38	770	1,066,749
7.63%, 01/15/39(a)	700	999,944
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	325	321,527
4.45%, 08/01/42 (Call 02/01/42)	295	310,471
4.60%, 03/15/48 (Call 09/15/47)	520	560,512
5.40%, 08/15/41 (Call 02/15/41)	276	323,156
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	170	150,839
4.85%, 03/01/48 (Call 09/01/47)(a)	611	662,460
4.90%, 01/15/45 (Call 07/15/44)	456	490,278
5.10%, 09/15/45 (Call 03/15/45)	760	837,865
5.40%, 03/04/44 (Call 09/04/43)	305	340,529
5.75%, 06/24/44 (Call 12/24/43)	388	455,352
5.80%, 11/15/43 (Call 05/15/43)	312	364,821
6.30%, 04/15/40	820	1,008,047
8.75%, 03/15/32	343	480,595

		84,891,219

S C H E D U L E O F I N V E S T M E N T S	215

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	$265	$319,468
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	395,257
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	424	504,600
KKR Group Finance Co X LLC., 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	105	91,939
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	935	1,069,004
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	568	534,453
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	621	574,743

		3,489,464

Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	374	495,116

Real Estate Investment Trusts — 1.6%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	236	217,357
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	364	321,789
2.00%, 05/18/32 (Call 02/18/32)(a)	620	560,896
2.95%, 03/15/34 (Call 12/15/33)	300	293,178
3.00%, 05/18/51 (Call 11/18/50)	479	420,033
3.55%, 03/15/52 (Call 09/15/51)	1,000	962,971
4.00%, 02/01/50 (Call 08/01/49)(a)	422	434,624
4.85%, 04/15/49 (Call 10/15/48)	247	288,682
American Homes 4 Rent LP, 3.38%, 07/15/51 (Call 01/15/51)	335	287,251
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	645	528,967
3.10%, 06/15/50 (Call 12/15/49)	861	721,937
3.70%, 10/15/49 (Call 04/15/49)	434	401,734
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	411	438,821
4.15%, 07/01/47 (Call 01/01/47)	285	317,383
4.35%, 04/15/48 (Call 10/15/47)	178	203,472
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	685	622,320
2.55%, 04/01/32 (Call 01/01/32)	654	610,332
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	240	239,443
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	353	325,991
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)	926	795,054
3.25%, 01/15/51 (Call 07/15/50)	600	514,790
4.00%, 11/15/49 (Call 05/15/49)	298	290,750
4.15%, 07/01/50 (Call 01/01/50)	381	381,562
4.75%, 05/15/47 (Call 11/15/46)(a)	234	260,088
5.20%, 02/15/49 (Call 08/15/48)	199	229,469
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	375	331,359
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	235	191,637
3.00%, 07/15/50 (Call 01/15/50)	391	327,124
3.40%, 02/15/52 (Call 08/15/51)	297	267,258
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(a)	170	185,064
4.50%, 07/01/44 (Call 01/01/44)	404	461,630
4.50%, 06/01/45 (Call 12/01/44)	427	488,973
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	356	286,036

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 03/15/48 (Call 09/15/47)	$255	$284,248
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	375	345,561
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(a)	419	405,265
4.50%, 12/01/44 (Call 06/01/44)	227	246,526
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	149	163,440
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)(a)	295	412,244
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	325	296,038
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	537	489,681
2.65%, 11/15/33 (Call 08/15/33)	285	259,434
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	229	223,875
4.13%, 12/01/46 (Call 06/01/46)	331	342,345
4.25%, 04/01/45 (Call 10/01/44)	345	358,180
4.45%, 09/01/47 (Call 03/01/47)	292	318,003
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)(a)	170	150,133
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	75	62,480
3.10%, 04/15/50 (Call 10/15/49)	214	187,484
3.50%, 04/15/51 (Call 01/15/50)	553	517,323
4.80%, 10/15/48 (Call 04/25/48)	221	254,077
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)(a)	493	452,785
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	484	372,108
3.00%, 04/15/50 (Call 10/15/49)(a)	457	421,499
4.38%, 09/15/48 (Call 03/15/48)	260	297,075
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	475	415,125
2.85%, 12/15/32 (Call 09/15/32)	520	505,682
4.65%, 03/15/47 (Call 09/15/46)	447	519,617
5.88%, 03/15/35	50	61,841
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	297	315,385
4.65%, 03/15/49 (Call 09/15/48)	234	261,488
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	903	829,715
3.80%, 07/15/50 (Call 01/15/50)	574	579,321
4.25%, 10/01/44 (Call 04/01/44)	141	150,568
4.25%, 11/30/46 (Call 05/30/46)(a)	345	373,394
4.75%, 03/15/42 (Call 09/15/41)	55	62,213
6.75%, 02/01/40 (Call 11/01/39)	733	1,004,381
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/28/49)(b)	680	697,000
6.95%, 01/30/44 (Call 07/30/43)(b)	460	503,705
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	275	240,608
2.10%, 08/01/32 (Call 05/01/32)	170	152,933
2.10%, 06/15/33 (Call 03/15/33)	176	155,560
3.10%, 11/01/34 (Call 08/01/34)(a)	470	454,008
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)(a)	105	110,896
4.88%, 04/15/49 (Call 10/15/48)	139	159,976
5.70%, 09/30/43 (Call 03/30/43)	224	276,298
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	370	355,884

216	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	$277	$273,472
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	164	194,591
5.13%, 03/15/43 (Call 09/15/42)	175	201,953
6.50%, 03/15/41 (Call 09/15/40)	470	632,734
Weyerhaeuser Co.
4.00%, 03/09/52 (Call 09/09/51)	70	70,872
6.88%, 12/15/33	137	181,196
7.38%, 03/15/32	1,227	1,660,826
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	529	473,818

		31,942,839

Retail — 2.4%
7-Eleven Inc.
2.50%, 02/10/41 (Call 09/10/40)(a)(b)	563	470,988
2.80%, 02/10/51 (Call 08/10/50)(b)	994	829,816
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	556	519,185
3.63%, 05/13/51 (Call 11/13/50)(b)	185	172,116
3.80%, 01/25/50 (Call 07/25/49)(b)	488	469,950
4.50%, 07/26/47 (Call 01/26/47)(b)	344	362,096
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	325	324,899
Costco Wholesale Corp., 1.75%, 04/20/32 (Call 01/20/32)	371	342,487
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	209	212,898
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	590	516,329
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	499	517,700
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	388	348,431
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	862	709,139
2.75%, 09/15/51 (Call 03/15/51)(a)	670	594,539
3.13%, 12/15/49 (Call 06/15/49)	949	894,292
3.30%, 04/15/40 (Call 10/15/39)	1,026	1,026,409
3.35%, 04/15/50 (Call 10/15/49)	1,090	1,065,946
3.50%, 09/15/56 (Call 03/15/56)	820	814,978
3.90%, 06/15/47 (Call 12/15/46)	827	878,006
4.20%, 04/01/43 (Call 10/01/42)	794	877,494
4.25%, 04/01/46 (Call 10/01/45)	1,039	1,145,206
4.40%, 03/15/45 (Call 09/15/44)(a)	542	610,680
4.50%, 12/06/48 (Call 06/06/48)	1,066	1,236,049
4.88%, 02/15/44 (Call 08/15/43)	700	837,082
5.40%, 09/15/40 (Call 03/15/40)	637	797,090
5.88%, 12/16/36	1,292	1,707,050
5.95%, 04/01/41 (Call 10/01/40)	542	717,924
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	220	225,175
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	740	653,482
3.00%, 10/15/50 (Call 04/15/50)	1,299	1,128,848
3.50%, 04/01/51 (Call 10/01/50)	471	446,098
3.70%, 04/15/46 (Call 10/15/45)	1,084	1,055,696
4.05%, 05/03/47 (Call 11/03/46)	842	864,186
4.38%, 09/15/45 (Call 03/15/45)	424	451,063
4.55%, 04/05/49 (Call 10/05/48)	407	453,942
4.65%, 04/15/42 (Call 10/15/41)	494	546,034
5.00%, 04/15/40 (Call 10/15/39)	415	476,018
5.00%, 09/15/43 (Call 03/15/43)	30	35,025
5.13%, 04/15/50 (Call 10/15/49)	375	453,480
5.50%, 10/15/35(a)	55	67,077
5.80%, 10/15/36	100	118,872

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp.
3.63%, 05/01/43(a)	$356	$344,800
3.63%, 09/01/49 (Call 03/01/49)	1,153	1,132,084
3.70%, 02/15/42	333	328,812
4.20%, 04/01/50 (Call 10/01/49)	484	517,414
4.45%, 03/01/47 (Call 09/01/46)	620	679,668
4.45%, 09/01/48 (Call 03/01/48)	431	472,201
4.60%, 05/26/45 (Call 11/26/44)	428	468,890
4.70%, 12/09/35 (Call 06/09/35)	81	91,725
4.88%, 07/15/40	509	587,971
4.88%, 12/09/45 (Call 06/09/45)	1,136	1,288,038
5.70%, 02/01/39(a)	586	717,903
6.30%, 10/15/37	593	785,211
6.30%, 03/01/38	592	773,109
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	461	418,630
3.50%, 11/15/50 (Call 05/15/50)	846	792,305
3.75%, 12/01/47 (Call 06/01/47)	400	390,144
4.30%, 06/15/45 (Call 12/10/44)	252	264,254
4.45%, 08/15/49 (Call 02/15/49)	593	631,324
4.50%, 11/15/48 (Call 05/15/48)	625	677,561
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	800	757,881
3.63%, 04/15/46	192	202,226
3.90%, 11/15/47 (Call 05/15/47)	208	227,703
4.00%, 07/01/42	295	327,090
6.35%, 11/01/32	85	111,696
6.50%, 10/15/37	890	1,250,949
7.00%, 01/15/38	650	948,959
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	178	214,618
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	489	600,594
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	300	284,285
3.63%, 12/15/47 (Call 06/15/47)	60	64,437
3.95%, 06/28/38 (Call 12/28/37)	110	122,538
4.00%, 04/11/43 (Call 10/11/42)	130	144,490
4.05%, 06/29/48 (Call 12/29/47)	415	470,021
4.30%, 04/22/44 (Call 10/22/43)(a)	245	280,453
4.88%, 07/08/40	35	42,307
5.00%, 10/25/40(a)	170	211,801
5.25%, 09/01/35(a)	2,190	2,794,329
5.63%, 04/01/40	330	439,171
6.50%, 08/15/37(a)	185	265,925

		47,097,292

Semiconductors — 2.2%
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	575	530,014
2.95%, 10/01/51 (Call 04/01/51)	673	614,732
5.30%, 12/15/45 (Call 06/15/45)	100	127,700
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	446	402,073
4.35%, 04/01/47 (Call 10/01/46)	447	514,140
5.10%, 10/01/35 (Call 04/01/35)	129	155,699
5.85%, 06/15/41	888	1,175,344
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,282	1,169,973
3.14%, 11/15/35 (Call 08/15/35)(b)	2,353	2,179,389
3.19%, 11/15/36 (Call 08/15/36)(b)	1,655	1,536,969
3.42%, 04/15/33 (Call 01/15/33)(b)	1,585	1,545,586

S C H E D U L E O F I N V E S T M E N T S	217

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.47%, 04/15/34 (Call 01/15/34)(a)(b)	$1,927	$1,860,179
3.50%, 02/15/41 (Call 08/15/40)(b)	2,279	2,101,351
3.75%, 02/15/51 (Call 08/15/50)(a)(b)	1,113	1,038,544
4.30%, 11/15/32 (Call 08/15/32)(a)	1,340	1,411,836
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	485	436,650
3.05%, 08/12/51 (Call 02/12/51)(a)	990	899,106
3.10%, 02/15/60 (Call 08/15/59)	813	705,553
3.20%, 08/12/61 (Call 02/12/61)	145	127,941
3.25%, 11/15/49 (Call 05/15/49)	1,211	1,134,358
3.73%, 12/08/47 (Call 06/08/47)	1,490	1,502,210
4.00%, 12/15/32(a)	169	185,342
4.10%, 05/19/46 (Call 11/19/45)	945	1,006,234
4.10%, 05/11/47 (Call 11/11/46)	504	537,057
4.25%, 12/15/42	470	514,248
4.60%, 03/25/40 (Call 09/25/39)	569	644,135
4.75%, 03/25/50 (Call 09/25/49)	1,488	1,739,643
4.80%, 10/01/41(a)	773	907,923
4.90%, 07/29/45 (Call 01/29/45)	591	705,360
4.95%, 03/25/60 (Call 09/25/59)(a)	748	917,808
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	594	561,068
5.00%, 03/15/49 (Call 09/15/48)	111	134,558
5.65%, 11/01/34 (Call 07/01/34)(a)	204	241,606
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	633	564,590
3.13%, 06/15/60 (Call 12/15/59)	243	216,710
4.88%, 03/15/49 (Call 09/15/48)	484	584,683
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	500	467,615
3.37%, 11/01/41 (Call 05/01/41)	335	301,686
3.48%, 11/01/51 (Call 05/01/51)	365	321,488
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	690	708,531
3.50%, 04/01/50 (Call 10/01/49)	1,356	1,396,507
3.70%, 04/01/60 (Call 10/01/59)	293	305,944
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)(a)(b)	990	892,804
3.25%, 05/11/41 (Call 11/11/40)(b)	312	285,780
3.25%, 11/30/51 (Call 05/30/51)(a)(b)	535	469,541
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	447	402,315
3.25%, 05/20/50 (Call 11/20/49)(a)	672	660,219
4.30%, 05/20/47 (Call 11/20/46)(a)	1,178	1,330,189
4.65%, 05/20/35 (Call 11/20/34)	936	1,083,638
4.80%, 05/20/45 (Call 11/20/44)	1,094	1,301,025
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(a)	600	543,506
3.88%, 03/15/39 (Call 09/15/38)	539	586,834
4.15%, 05/15/48 (Call 11/15/47)	1,046	1,187,079
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	300	284,047
3.25%, 10/25/51 (Call 04/25/51)(a)	970	925,164

		44,084,224

Software — 2.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	921	774,429
4.50%, 06/15/47 (Call 12/15/46)	309	357,511
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	243	209,175

Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	$443	$399,549
4.50%, 08/15/46 (Call 02/15/46)	230	252,003
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	142	159,912
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,303	1,388,896
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	4,267	3,786,278
2.68%, 06/01/60 (Call 12/01/59)	2,481	2,187,133
2.92%, 03/17/52 (Call 09/17/51)	4,448	4,247,058
3.04%, 03/17/62 (Call 09/17/61)	1,566	1,494,546
3.45%, 08/08/36 (Call 02/08/36)	1,080	1,158,298
3.50%, 02/12/35 (Call 08/12/34)(a)	1,077	1,160,010
3.50%, 11/15/42	412	431,471
3.70%, 08/08/46 (Call 02/08/46)	1,304	1,410,316
3.75%, 02/12/45 (Call 08/12/44)	382	409,918
3.95%, 08/08/56 (Call 02/08/56)	321	360,341
4.00%, 02/12/55 (Call 08/12/54)	50	57,049
4.10%, 02/06/37 (Call 08/06/36)	716	816,218
4.20%, 11/03/35 (Call 05/03/35)	480	549,914
4.25%, 02/06/47 (Call 08/06/46)(a)	1,064	1,251,795
4.45%, 11/03/45 (Call 05/03/45)	65	76,948
4.50%, 10/01/40(a)	825	988,060
4.50%, 02/06/57 (Call 08/06/56)	520	641,280
4.75%, 11/03/55 (Call 05/03/55)	100	126,768
5.30%, 02/08/41(a)	660	855,886
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)(a)	2,321	2,102,245
3.60%, 04/01/50 (Call 10/01/49)	2,567	2,231,538
3.65%, 03/25/41 (Call 09/25/40)	1,744	1,580,609
3.80%, 11/15/37 (Call 05/15/37)	1,149	1,091,988
3.85%, 07/15/36 (Call 01/15/36)	898	863,026
3.85%, 04/01/60 (Call 10/01/59)	1,948	1,678,858
3.90%, 05/15/35 (Call 11/15/34)	971	951,552
3.95%, 03/25/51 (Call 09/25/50)	2,115	1,937,428
4.00%, 07/15/46 (Call 01/15/46)	1,948	1,790,352
4.00%, 11/15/47 (Call 05/15/47)	1,673	1,526,835
4.10%, 03/25/61 (Call 09/25/60)	1,179	1,068,653
4.13%, 05/15/45 (Call 11/15/44)	1,481	1,377,246
4.30%, 07/08/34 (Call 01/08/34)(a)	908	937,605
4.38%, 05/15/55 (Call 11/15/54)	1,024	971,096
4.50%, 07/08/44 (Call 01/08/44)	733	727,384
5.38%, 07/15/40	1,315	1,447,155
6.13%, 07/08/39	1,112	1,324,736
6.50%, 04/15/38	1,121	1,388,479
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	874	797,699
2.90%, 07/15/51 (Call 01/15/51)	1,349	1,223,239
3.05%, 07/15/61 (Call 01/15/61)	820	740,848

		53,309,333

Telecommunications — 6.8%
America Movil SAB de CV
4.38%, 07/16/42	262	282,778
4.38%, 04/22/49 (Call 10/22/48)(a)	294	323,932
6.13%, 11/15/37	176	222,320
6.13%, 03/30/40	1,876	2,393,007
6.38%, 03/01/35	721	930,681
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)(a)	1,887	1,750,240
3.10%, 02/01/43 (Call 08/01/42)	1,277	1,139,870
3.30%, 02/01/52 (Call 08/01/51)	1,385	1,229,960

218	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 06/01/41 (Call 12/01/40)	$1,272	$1,209,467
3.50%, 09/15/53 (Call 03/15/53)	5,478	5,009,062
3.50%, 02/01/61 (Call 08/01/60)	1,170	1,030,672
3.55%, 09/15/55 (Call 03/15/55)	4,966	4,503,093
3.65%, 06/01/51 (Call 12/01/50)	1,935	1,825,414
3.65%, 09/15/59 (Call 03/15/59)(a)	4,605	4,177,513
3.80%, 12/01/57 (Call 06/01/57)	3,866	3,627,092
3.85%, 06/01/60 (Call 12/01/59)	1,143	1,064,171
4.30%, 12/15/42 (Call 06/15/42)	733	745,867
4.35%, 06/15/45 (Call 12/15/44)	715	741,007
4.50%, 05/15/35 (Call 11/15/34)(a)	1,134	1,241,881
4.50%, 03/09/48 (Call 09/09/47)	1,035	1,108,378
4.55%, 03/09/49 (Call 09/09/48)	999	1,062,573
4.65%, 06/01/44 (Call 12/01/43)	550	581,576
4.75%, 05/15/46 (Call 11/15/45)	1,059	1,174,176
4.80%, 06/15/44 (Call 12/15/43)	605	649,134
4.85%, 03/01/39 (Call 09/01/38)	861	950,605
4.85%, 07/15/45 (Call 01/15/45)	527	578,165
4.90%, 08/15/37 (Call 02/14/37)	399	447,024
4.90%, 06/15/42	525	580,204
5.15%, 03/15/42	488	552,106
5.15%, 11/15/46 (Call 05/15/46)	700	808,598
5.15%, 02/15/50 (Call 08/14/49)	740	846,593
5.25%, 03/01/37 (Call 09/01/36)	1,072	1,259,806
5.35%, 09/01/40	922	1,080,804
5.45%, 03/01/47 (Call 09/01/46)(a)	551	657,835
5.55%, 08/15/41(a)	95	113,029
5.65%, 02/15/47 (Call 08/15/46)	695	855,440
5.70%, 03/01/57 (Call 09/01/56)	400	503,830
6.00%, 08/15/40 (Call 05/15/40)	580	716,730
6.15%, 09/15/34(a)	310	381,954
6.20%, 03/15/40	100	121,945
6.25%, 03/29/41	123	156,224
6.30%, 01/15/38	373	478,260
6.38%, 03/01/41	615	792,438
6.45%, 06/15/34	275	343,637
6.55%, 02/15/39	155	200,282
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	206	181,863
Bell Telephone Co. of Canada or Bell Canada (The) 3.65%, 08/15/52 (Call 02/15/52)	745	723,991
4.30%, 07/29/49 (Call 01/29/49)(a)	497	520,378
4.46%, 04/01/48 (Call 10/01/47)	690	753,534
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	469	448,531
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	431	416,616
Cisco Systems Inc.
5.50%, 01/15/40	1,209	1,555,259
5.90%, 02/15/39	1,361	1,798,038
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	211	212,573
4.38%, 11/15/57 (Call 05/15/57)(a)	678	708,486
4.70%, 03/15/37	85	94,695
4.75%, 03/15/42	161	185,384
5.35%, 11/15/48 (Call 05/15/48)	172	215,093
5.45%, 11/15/79 (Call 05/15/79)	844	973,853
5.75%, 08/15/40(a)	515	646,438
5.85%, 11/15/68 (Call 05/15/68)	134	171,997
7.25%, 08/15/36 (Call 08/15/26)	150	176,825

Security	Par (000)	Value

Telecommunications (continued)
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	$601	$562,274
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	499	555,264
4.88%, 03/06/42(b)	702	793,517
9.25%, 06/01/32	502	754,758
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(b)	30	27,621
Juniper Networks Inc., 5.95%, 03/15/41	746	897,984
Motorola Solutions Inc., 5.50%, 09/01/44	147	172,398
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	378	434,351
Orange SA
5.38%, 01/13/42	760	916,728
5.50%, 02/06/44 (Call 08/06/43)	359	446,211
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	681	608,809
4.30%, 02/15/48 (Call 08/15/47)	626	622,506
4.35%, 05/01/49 (Call 11/01/48)	721	717,416
4.50%, 03/15/43 (Call 09/15/42)	629	652,695
5.00%, 03/15/44 (Call 09/15/43)	613	664,521
5.45%, 10/01/43 (Call 04/01/43)(a)	476	541,340
7.50%, 08/15/38(a)	440	623,249
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	114	119,107
SES SA, 5.30%, 04/04/43(b)	190	205,868
Telefonica Emisiones SA
4.67%, 03/06/38	529	548,096
4.90%, 03/06/48	700	735,362
5.21%, 03/08/47	1,254	1,363,208
5.52%, 03/01/49 (Call 09/01/48)(a)	700	794,675
7.05%, 06/20/36(a)	2,263	2,940,061
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	520	564,705
4.60%, 11/16/48 (Call 05/16/48)	508	570,419
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	1,866	1,617,150
3.30%, 02/15/51 (Call 08/15/50)	2,125	1,852,918
3.40%, 10/15/52 (Call 04/15/52)(b)	1,980	1,754,794
3.60%, 11/15/60 (Call 05/15/60)	675	590,423
3.60%, 11/15/60 (Call 05/15/60)(b)	525	459,218
4.38%, 04/15/40 (Call 10/15/39)	1,592	1,646,410
4.50%, 04/15/50 (Call 10/15/49)	1,897	1,977,736
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)(b)	175	163,405
2.65%, 11/20/40 (Call 05/20/40)	2,196	1,905,555
2.85%, 09/03/41 (Call 03/03/41)	1,130	1,010,941
2.88%, 11/20/50 (Call 05/20/50)(a)	2,114	1,806,678
2.99%, 10/30/56 (Call 04/30/56)	3,114	2,655,088
3.00%, 11/20/60 (Call 05/20/60)	1,263	1,049,415
3.40%, 03/22/41 (Call 09/22/40)	3,294	3,172,189
3.55%, 03/22/51 (Call 09/22/50)	3,031	2,935,475
3.70%, 03/22/61 (Call 09/22/60)	1,848	1,761,425
3.85%, 11/01/42 (Call 05/01/42)	1,222	1,228,930
3.88%, 03/01/52 (Call 09/01/51)	700	723,874
4.00%, 03/22/50 (Call 09/22/49)	1,327	1,361,787
4.13%, 08/15/46	1,255	1,308,776
4.27%, 01/15/36	1,882	2,050,537
4.40%, 11/01/34 (Call 05/01/34)(a)	1,947	2,146,472
4.50%, 08/10/33	2,072	2,302,334
4.52%, 09/15/48	172	192,971
4.67%, 03/15/55	97	114,007

S C H E D U L E O F I N V E S T M E N T S	219

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 11/01/41	$990	$1,108,303
4.81%, 03/15/39	1,595	1,843,123
4.86%, 08/21/46	2,658	3,178,085
5.01%, 04/15/49	50	60,461
5.01%, 08/21/54	120	143,039
5.25%, 03/16/37	1,642	1,956,397
5.50%, 03/16/47	420	528,987
5.85%, 09/15/35(a)	490	607,688
6.40%, 09/15/33(a)	60	76,561
6.55%, 09/15/43	112	157,307
Vodafone Group PLC
4.25%, 09/17/50	1,170	1,197,849
4.38%, 02/19/43	1,110	1,128,355
4.88%, 06/19/49	1,066	1,183,507
5.00%, 05/30/38	742	842,240
5.13%, 06/19/59	202	230,296
5.25%, 05/30/48	1,598	1,831,733
6.15%, 02/27/37	1,461	1,793,524
6.25%, 11/30/32	720	882,446

		134,604,479

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(a)	207	233,242
6.35%, 03/15/40	472	600,500

		833,742

Transportation — 3.7%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	225	201,082
3.05%, 02/15/51 (Call 08/15/50)	522	483,993
3.30%, 09/15/51 (Call 03/15/51)	536	521,387
3.55%, 02/15/50 (Call 08/15/49)	670	672,326
3.90%, 08/01/46 (Call 02/01/46)	472	496,962
4.05%, 06/15/48 (Call 12/15/47)	473	513,397
4.13%, 06/15/47 (Call 12/15/46)	615	683,544
4.15%, 04/01/45 (Call 10/01/44)	793	862,475
4.15%, 12/15/48 (Call 06/15/48)(a)	572	631,322
4.38%, 09/01/42 (Call 03/01/42)	570	638,415
4.40%, 03/15/42 (Call 09/15/41)	473	530,283
4.45%, 03/15/43 (Call 09/15/42)	673	760,985
4.55%, 09/01/44 (Call 03/01/44)	398	454,756
4.70%, 09/01/45 (Call 03/01/45)	275	322,938
4.90%, 04/01/44 (Call 10/01/43)	490	590,631
4.95%, 09/15/41 (Call 03/15/41)	263	311,602
5.05%, 03/01/41 (Call 09/01/40)	443	533,859
5.15%, 09/01/43 (Call 03/01/43)	536	663,235
5.40%, 06/01/41 (Call 12/01/40)	542	677,431
5.75%, 05/01/40 (Call 11/01/39)	599	768,883
6.15%, 05/01/37	415	552,833
6.20%, 08/15/36	220	292,597
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	200	166,864
3.20%, 08/02/46 (Call 02/02/46)	337	323,838
3.50%, 11/15/42 (Call 05/14/42)	125	120,645
3.65%, 02/03/48 (Call 08/03/47)	348	356,344
4.45%, 01/20/49 (Call 07/20/48)	256	293,325
4.50%, 11/07/43 (Call 05/07/43)	100	110,280
6.20%, 06/01/36	595	774,483
6.25%, 08/01/34	265	344,949
6.38%, 11/15/37	651	862,672

Security	Par (000)	Value

Transportation (continued)
6.71%, 07/15/36	$445	$596,809
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	651	603,962
3.10%, 12/02/51 (Call 06/02/51)	1,200	1,087,921
4.80%, 09/15/35 (Call 03/15/35)(a)	191	220,415
4.80%, 08/01/45 (Call 02/01/45)(a)	206	237,204
5.75%, 03/15/33(a)	495	613,161
5.75%, 01/15/42	595	751,608
5.95%, 05/15/37	666	847,648
6.13%, 09/15/2115 (Call 03/15/2115)	349	454,768
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	418	344,415
3.35%, 09/15/49 (Call 03/15/49)	475	455,742
3.80%, 11/01/46 (Call 05/01/46)	613	623,015
3.80%, 04/15/50 (Call 10/15/49)	362	370,504
3.95%, 05/01/50 (Call 11/01/49)	357	374,625
4.10%, 03/15/44 (Call 09/15/43)(a)	497	526,687
4.25%, 11/01/66 (Call 05/01/66)	363	390,402
4.30%, 03/01/48 (Call 09/01/47)	437	477,736
4.40%, 03/01/43 (Call 09/01/42)	77	83,549
4.50%, 03/15/49 (Call 09/15/48)	358	403,682
4.50%, 08/01/54 (Call 02/01/54)	191	218,683
4.65%, 03/01/68 (Call 09/01/67)	160	184,320
4.75%, 05/30/42 (Call 11/30/41)	601	687,783
4.75%, 11/15/48 (Call 05/15/48)(a)	499	581,860
5.50%, 04/15/41 (Call 10/15/40)	297	366,704
6.00%, 10/01/36	619	790,775
6.15%, 05/01/37	636	825,640
6.22%, 04/30/40	654	868,666
Empresa de los Ferrocarriles del Estado 3.07%, 08/18/50 (Call 02/18/50)(b)	345	255,300
3.83%, 09/14/61 (Call 03/14/61)(b)	415	346,114
Empresa de Transporte de Pasajeros Metro SA 3.69%, 09/13/61 (Call 03/13/61)(b)	570	485,782
4.70%, 05/07/50 (Call 11/07/49)(b)	548	570,906
5.00%, 01/25/47 (Call 07/25/46)(b)	422	440,990
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	582	543,971
3.88%, 08/01/42(a)	512	511,204
3.90%, 02/01/35	389	405,721
4.05%, 02/15/48 (Call 08/15/47)	649	662,207
4.10%, 04/15/43	297	301,141
4.10%, 02/01/45	496	504,537
4.40%, 01/15/47 (Call 07/15/46)	585	617,974
4.50%, 02/01/65	144	150,551
4.55%, 04/01/46 (Call 10/01/45)	773	841,541
4.75%, 11/15/45 (Call 05/15/45)	787	871,674
4.90%, 01/15/34(a)	327	374,976
4.95%, 10/17/48 (Call 04/17/48)	721	822,223
5.10%, 01/15/44	640	739,764
5.25%, 05/15/50 (Call 11/15/49)(a)	757	907,866
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	575	549,060
4.20%, 11/15/69 (Call 05/15/69)	186	192,651
4.30%, 05/15/43 (Call 11/15/42)	396	422,503
4.70%, 05/01/48 (Call 11/01/47)	257	293,341
4.95%, 08/15/45 (Call 02/15/45)	407	469,074
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)(a)	536	472,386
3.05%, 05/15/50 (Call 11/15/49)	863	788,314

220	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.16%, 05/15/55 (Call 11/15/54)	$355	$325,917
3.40%, 11/01/49 (Call 05/01/49)	437	423,139
3.70%, 03/15/53 (Call 09/15/52)	335	343,009
3.94%, 11/01/47 (Call 05/01/47)	506	530,005
3.95%, 10/01/42 (Call 04/01/42)	585	610,694
4.05%, 08/15/52 (Call 02/15/52)	484	513,632
4.10%, 05/15/49 (Call 11/15/48)	319	340,302
4.10%, 05/15/2121 (Call 11/15/2120)(a)	460	441,655
4.15%, 02/28/48 (Call 08/28/47)	585	625,392
4.45%, 06/15/45 (Call 12/15/44)	325	359,365
4.65%, 01/15/46 (Call 07/15/45)	581	661,831
4.80%, 08/15/43 (Call 02/15/43)	25	27,248
4.84%, 10/01/41	490	564,579
5.10%, 08/01/2118 (Call 02/01/2118)	5	5,670
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	415	452,226
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	320	378,101
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)(b)	200	216,439
4.20%, 07/01/46 (Call 01/01/46)(b)	310	351,207
4.60%, 02/01/49 (Call 08/01/48)(b)	265	319,468
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)(a)	560	541,697
2.95%, 03/10/52 (Call 09/10/51)	255	232,130
2.97%, 09/16/62 (Call 03/16/62)	845	727,781
3.20%, 05/20/41 (Call 11/20/40)	540	526,827
3.25%, 02/05/50 (Call 08/05/49)	1,242	1,192,656
3.35%, 08/15/46 (Call 02/15/46)	79	76,412
3.38%, 02/01/35 (Call 08/01/34)	351	357,437
3.38%, 02/14/42 (Call 08/14/41)	445	444,231
3.50%, 02/14/53 (Call 08/14/52)	595	597,260
3.55%, 08/15/39 (Call 02/15/39)	467	474,120
3.55%, 05/20/61 (Call 11/20/60)	510	493,906
3.60%, 09/15/37 (Call 03/15/37)	457	469,250
3.75%, 02/05/70 (Call 08/05/69)	610	607,598
3.80%, 10/01/51 (Call 04/01/51)	798	829,529
3.80%, 04/06/71 (Call 10/06/70)	616	620,702
3.84%, 03/20/60 (Call 09/20/59)	1,083	1,112,562
3.85%, 02/14/72 (Call 08/14/71)	200	202,010
3.88%, 02/01/55 (Call 08/01/54)	410	426,449
3.95%, 08/15/59 (Call 02/15/59)	495	518,200
4.00%, 04/15/47 (Call 10/15/46)	495	528,291
4.05%, 11/15/45 (Call 05/15/45)(a)	351	371,936
4.05%, 03/01/46 (Call 09/01/45)(a)	495	531,959
4.10%, 09/15/67 (Call 03/15/67)	154	164,998
4.30%, 03/01/49 (Call 09/01/48)	553	616,719
4.50%, 09/10/48 (Call 03/10/48)	395	450,718
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	270	275,898
3.40%, 09/01/49 (Call 03/01/49)(a)	602	623,271
3.63%, 10/01/42	390	409,157
3.75%, 11/15/47 (Call 05/15/47)	604	652,756
4.25%, 03/15/49 (Call 09/15/48)	578	673,332
4.88%, 11/15/40 (Call 05/15/40)	595	711,924
5.20%, 04/01/40 (Call 10/01/39)	326	404,663
5.30%, 04/01/50 (Call 10/01/49)	812	1,090,378
6.20%, 01/15/38	961	1,301,192
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	1,980	1,817,015
2.65%, 09/22/51 (Call 03/22/51)	2,655	2,429,161

		74,042,395

Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)(a)	$459	$395,208
4.50%, 03/30/45 (Call 09/30/44)	215	230,431
5.20%, 03/15/44 (Call 09/15/43)	259	298,950

		924,589

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(a)	345	318,448
3.45%, 05/01/50 (Call 11/01/49)	335	322,110
3.75%, 09/01/47 (Call 03/01/47)	404	402,893
4.00%, 12/01/46 (Call 06/01/46)	275	283,869
4.15%, 06/01/49 (Call 12/01/48)	375	394,540
4.20%, 09/01/48 (Call 03/01/48)	429	452,157
4.30%, 12/01/42 (Call 06/01/42)	291	310,970
4.30%, 09/01/45 (Call 03/01/45)	256	271,821
6.59%, 10/15/37	807	1,089,705
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	471	434,926
4.28%, 05/01/49 (Call 11/01/48)	430	455,953
Veolia Environnement SA, 6.75%, 06/01/38(a)	53	71,808

		4,809,200

Total Corporate Bonds & Notes — 98.7% (Cost: $2,165,673,348)		1,964,918,164

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	150,894	150,923,935
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)	1,507	1,507,000

		152,430,935

Total Short-Term Investments — 7.6% (Cost: $152,401,430)		152,430,935

Total Investments in Securities — 106.3% (Cost: $2,318,074,778)		2,117,349,099

Other Assets, Less Liabilities — (6.3)%		(125,933,330)

Net Assets — 100.0%		$1,991,415,769

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	221

Schedule of Investments (continued) February 28, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$144,211,933	$6,781,508	(a)	$—		$(33,628)	$(35,878)	$150,923,935	150,894	$319,675	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	36,087,000	—		(34,580,000	)(a)	—	—	1,507,000	1,507	1,608		—

						$(33,628)	$(35,878)	$152,430,935		$321,283		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets
Corporate Bonds & Notes	$—	$1,964,918,164	$—	$1,964,918,164
Money Market Funds	152,430,935	—	—	152,430,935

	$152,430,935	$1,964,918,164	$—	$2,117,349,099

See notes to financial statements.

222	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2022

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$68,436,314	$6,430,206,861	$22,206,061,057	$10,972,880,910
Affiliated(c)	6,445,476	724,473,764	1,573,459,663	1,293,267,176
Cash	4,393	—	—	—
Receivables:
Investments sold	308,761	12,725,052	46,197,367	157,267,526
Securities lending income — Affiliated	581	92,213	174,420	183,289
Capital shares sold	—	4,031,396	1,713,417	969,312
Dividends	86	2,609	2,575	2,450
Interest	684,656	61,413,437	176,832,458	99,978,937

Total assets	75,880,267	7,232,945,332	24,004,440,957	12,524,549,600

LIABILITIES
Bank overdraft	—	464,891	5,789,096	714,016
Collateral on securities loaned, at value	3,636,773	622,398,441	1,305,028,276	1,233,929,567
Payables:
Investments purchased	318,776	27,324,272	254,285,325	100,302,809
Capital shares redeemed	—	483,524	2,174,076	226,884
Investment advisory fees	8,287	202,960	962,601	476,844

Total liabilities	3,963,836	650,874,088	1,568,239,374	1,335,650,120

NET ASSETS	$71,916,431	$6,582,071,244	$22,436,201,583	$11,188,899,480

NET ASSETS CONSIST OF:
Paid-in capital	$75,075,367	$6,954,395,030	$23,023,175,743	$11,767,284,660
Accumulated loss	(3,158,936)	(372,323,786)	(586,974,160)	(578,385,180)

NET ASSETS	$71,916,431	$6,582,071,244	$22,436,201,583	$11,188,899,480

Shares outstanding	750,000	116,200,000	425,550,000	197,300,000

Net asset value	$95.89	$56.64	$52.72	$56.71

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$3,585,026	$607,702,503	$1,267,560,882	$1,204,223,723

(b) Investments, at cost — Unaffiliated	$71,943,737	$6,811,228,711	$22,808,017,881	$11,555,243,973

(c) Investments, at cost — Affiliated	$6,445,737	$724,467,509	$1,573,379,384	$1,293,222,397

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	223

Statements of Assets and Liabilities  (continued)

February 28, 2022

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,964,918,164
Affiliated(c)	152,430,935
Receivables:
Investments sold	11,721,890
Securities lending income — Affiliated	25,257
Capital shares sold	1,500,210
Dividends	118
Interest	22,693,903

Total assets	2,153,290,477

LIABILITIES
Bank overdraft	366,726
Collateral on securities loaned, at value	150,914,982
Payables:
Investments purchased	10,502,569
Investment advisory fees	90,431

Total liabilities	161,874,708

NET ASSETS	$1,991,415,769

NET ASSETS CONSIST OF:
Paid-in capital	$2,203,002,774
Accumulated loss	(211,587,005)

NET ASSETS	$1,991,415,769

Shares outstanding	31,400,000

Net asset value	$63.42

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$148,766,190
(b) Investments, at cost — Unaffiliated	$2,165,673,348
(c) Investments, at cost — Affiliated	$152,401,430

See notes to financial statements.

224	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares BBB Rated Corporate Bond ETF (a)	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$539	$46,525	$98,475	$85,450
Interest — Unaffiliated	1,357,915	142,522,169	377,980,412	263,741,668
Securities lending income — Affiliated — net	3,391	890,224	1,941,340	1,898,275
Other income — Unaffiliated	—	25,544	24,016	28,479

Total investment income	1,361,845	143,484,462	380,044,243	265,753,872

EXPENSES
Investment advisory fees	89,307	2,574,479	13,551,064	6,406,219
Professional fees	—	390	390	390

Total expenses	89,307	2,574,869	13,551,454	6,406,609

Net investment income	1,272,538	140,909,593	366,492,789	259,347,263

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	217,368	2,944,544	75,481,093	21,204,986
Investments — Affiliated	(1,036)	(52,925)	(158,608)	(135,472)
In-kind redemptions — Unaffiliated	—	93,453,477	160,133,527	156,276,006

Net realized gain	216,332	96,345,096	235,456,012	177,345,520

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,507,423)	(497,241,090)	(1,111,673,900)	(851,658,742)
Investments — Affiliated	(261)	(155,847)	(286,989)	(291,889)

Net change in unrealized appreciation (depreciation)	(3,507,684)	(497,396,937)	(1,111,960,889)	(851,950,631)

Net realized and unrealized loss	(3,291,352)	(401,051,841)	(876,504,877)	(674,605,111)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,018,814)	$(260,142,248)	$(510,012,088)	$(415,257,848)

(a)	For the period from May 18, 2021 (commencement of operations) to February 28, 2022.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	225

Statements of Operations  (continued)

Year Ended February 28, 2022

iShares 10+ Year Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$15,142
Interest — Unaffiliated	80,552,813
Securities lending income — Affiliated — net	306,141
Other income — Unaffiliated	21,008

Total investment income	80,895,104

EXPENSES
Investment advisory fees	1,386,564
Professional fees	390

Total expenses	1,386,954

Net investment income	79,508,150

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(404,107)
Investments — Affiliated	(33,628)
In-kind redemptions — Unaffiliated	55,504,571

Net realized gain	55,066,836

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(237,743,831)
Investments — Affiliated	(35,878)

Net change in unrealized appreciation (depreciation)	(237,779,709)

Net realized and unrealized loss	(182,712,873)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(103,204,723)

See notes to financial statements.

226	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares BBB Rated Corporate Bond ETF	iShares Broad USD Investment Grade Corporate Bond ETF
	Period From
	05/18/21 (a)	Year Ended	Year Ended
	to 02/28/22	02/28/22	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,272,538	$140,909,593	$143,026,508
Net realized gain	216,332	96,345,096	138,578,264
Net change in unrealized appreciation (depreciation)	(3,507,684)	(497,396,937)	(147,588,207)

Net increase (decrease) in net assets resulting from operations	(2,018,814)	(260,142,248)	134,016,565

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,145,393)	(142,126,169)	(143,976,779)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	75,080,638	1,071,081,811	1,645,958,827

NET ASSETS
Total increase in net assets	71,916,431	668,813,394	1,635,998,613
Beginning of period	—	5,913,257,850	4,277,259,237

End of period	$71,916,431	$6,582,071,244	$5,913,257,850

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	227

Statements of Changes in Net Assets (continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$366,492,789	$413,231,281	$259,347,263	$271,677,566
Net realized gain	235,456,012	122,682,200	177,345,520	350,226,181
Net change in unrealized appreciation (depreciation)	(1,111,960,889)	66,154,956	(851,950,631)	(305,156,820)

Net increase (decrease) in net assets resulting from operations	(510,012,088)	602,068,437	(415,257,848)	316,746,927

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(424,811,896)	(426,216,260)	(288,561,602)	(279,488,857)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	644,339,227	8,290,374,152	829,286,370	1,638,423,950

NET ASSETS
Total increase (decrease) in net assets	(290,484,757)	8,466,226,329	125,466,920	1,675,682,020
Beginning of year	22,726,686,340	14,260,460,011	11,063,432,560	9,387,750,540

End of year	$22,436,201,583	$22,726,686,340	$11,188,899,480	$11,063,432,560

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

228	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$79,508,150	$68,575,631
Net realized gain	55,066,836	32,436,604
Net change in unrealized appreciation (depreciation)	(237,779,709)	(140,292,424)

Net decrease in net assets resulting from operations	(103,204,723)	(39,280,189)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(80,304,059)	(68,171,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(228,983,257)	389,345,093

NET ASSETS
Total increase (decrease) in net assets	(412,492,039)	281,893,901
Beginning of year	2,403,907,808	2,122,013,907

End of year	$1,991,415,769	$2,403,907,808

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	229

Financial Highlights

(For a share outstanding throughout each period)

	iShares BBB Rated Corporate Bond ETF

	Period From 05/18/21 to 02/28/22	(a)

Net asset value, beginning of period	$100.00

Net investment income(b)	1.70
Net realized and unrealized loss(c)	(4.28)

Net decrease from investment operations	(2.58)

Distributions(d)
From net investment income	(1.53)

Total distributions	(1.53)

Net asset value, end of period	$95.89

Total Return(e)
Based on net asset value	(2.66	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.15	%(h)

Net investment income	2.14	%(h)

Supplemental Data
Net assets, end of period (000)	$71,916

Portfolio turnover rate(i)	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

230	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)

Net asset value, beginning of year	$60.09	$60.20	$53.97	$54.46	$55.09

Net investment income(b)	1.36	1.67	1.97	1.95	1.71

Net realized and unrealized gain (loss)(c)	(3.43)	(0.06)	6.21	(0.59)	(0.65)

Net increase (decrease) from investment operations	(2.07)	1.61	8.18	1.36	1.06

Distributions(d)
From net investment income	(1.38)	(1.72)	(1.95)	(1.85)	(1.69)

Total distributions	(1.38)	(1.72)	(1.95)	(1.85)	(1.69)

Net asset value, end of year	$56.64	$60.09	$60.20	$53.97	$54.46

Total Return(e)
Based on net asset value	(3.51)%	2.70%	15.41%	2.59%	1.92%

Ratios to Average Net Assets(f)
Total expenses	0.04%	0.06%	0.06%	0.08%	0.15%

Net investment income	2.27%	2.77%	3.44%	3.65%	3.08%

Supplemental Data
Net assets, end of year (000)	$6,582,071	$5,913,258	$4,277,259	$2,679,484	$1,475,864

Portfolio turnover rate(g)	12%	13%	13%	27%	11%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	231

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)

Net asset value, beginning of year	$54.88	$54.36	$52.28	$51.95	$52.60

Net investment income(b)	0.81	1.19	1.64	1.37	0.89
Net realized and unrealized gain (loss)(c)	(2.02)	0.60	2.08	0.29	(0.66)

Net increase (decrease) from investment operations	(1.21)	1.79	3.72	1.66	0.23

Distributions(d)
From net investment income	(0.86)	(1.27)	(1.64)	(1.33)	(0.88)
From net realized gain	(0.09)	—	—	—	—

Total distributions	(0.95)	(1.27)	(1.64)	(1.33)	(0.88)

Net asset value, end of year	$52.72	$54.88	$54.36	$52.28	$51.95

Total Return(e)
Based on net asset value	(2.20)%	3.32%	7.21%	3.26%	0.42%

Ratios to Average Net Assets(f)
Total expenses	0.06%	0.06%	0.06%	0.10%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.06%	0.09%	0.20%

Net investment income	1.50%	2.18%	3.08%	2.64%	1.69%

Supplemental Data
Net assets, end of year (000)	$22,436,202	$22,726,686	$14,260,460	$10,287,885	$10,918,970

Portfolio turnover rate(g)	30%	29%	38%	80%	46%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

232	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)

Net asset value, beginning of year	$60.34	$59.76	$53.88	$53.64	$54.53

Net investment income(b)	1.34	1.58	2.00	1.83	1.40
Net realized and unrealized gain (loss)(c)	(3.49)	0.65	5.86	0.26	(0.91)

Net increase (decrease) from investment operations	(2.15)	2.23	7.86	2.09	0.49

Distributions(d)
From net investment income	(1.35)	(1.65)	(1.98)	(1.85)	(1.38)
From net realized gain	(0.13)	—	—	—	—

Total distributions	(1.48)	(1.65)	(1.98)	(1.85)	(1.38)

Net asset value, end of year	$56.71	$60.34	$59.76	$53.88	$53.64

Total Return(e)
Based on net asset value	(3.62)%	3.79%	14.83%	4.01%	0.87%

Ratios to Average Net Assets(f)
Total expenses	0.06%	0.06%	0.06%	0.11%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.06%	0.10%	0.20%

Net investment income	2.24%	2.64%	3.49%	3.45%	2.56%

Supplemental Data
Net assets, end of year (000)	$11,188,899	$11,063,433	$9,387,751	$5,543,811	$7,192,788

Portfolio turnover rate(g)	27%	23%	26%	86%	21%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	233

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$68.68	$70.27	$57.73	$60.06	$59.77

Net investment income(a)	2.18	2.31	2.54	2.56	2.48
Net realized and unrealized gain (loss)(b)	(5.24)	(1.57)	12.48	(2.31)	0.30

Net increase (decrease) from investment operations	(3.06)	0.74	15.02	0.25	2.78

Distributions(c)
From net investment income	(2.20)	(2.33)	(2.48)	(2.58)	(2.49)

Total distributions	(2.20)	(2.33)	(2.48)	(2.58)	(2.49)

Net asset value, end of year	$63.42	$68.68	$70.27	$57.73	$60.06

Total Return(d)
Based on net asset value	(4.62)%	1.05%	26.50%	0.53%	4.65%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.11%	0.20%

Total expenses after fees waived	0.06%	0.06%	0.06%	0.10%	0.20%

Net investment income	3.18%	3.32%	3.89%	4.44%	4.05%

Supplemental Data
Net assets, end of year (000)	$1,991,416	$2,403,908	$2,122,014	$588,888	$714,682

Portfolio turnover rate(f)	9%	10%	15%	24%	12%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

234	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

BBB Rated Corporate Bond(a)	Non-diversified
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified

(a)	The Fund commenced operations on May 18, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	235

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

236	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

BBB Rated Corporate Bond
Barclays Capital, Inc.	$21,291	$21,291		$—	$—
BNP Paribas SA	777,885	777,885		—	—
BofA Securities, Inc.	436,115	436,115		—	—
Credit Suisse Securities (USA) LLC	332,931	332,931		—	—
HSBC Securities (USA), Inc.	1,030,665	1,030,665		—	—
RBC Capital Markets LLC	782,880	782,880		—	—
TD Securities (USA) LLC	203,259	203,259		—	—

	$3,585,026	$3,585,026		$—	$—

Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$74,123,448	$74,123,448		$—	$—
Barclays Capital, Inc.	11,265,032	11,265,032		—	—
BMO Capital Markets Corp.	3,571,825	3,571,825		—	—
BNP Paribas SA	47,177,937	47,177,937		—	—
BofA Securities, Inc.	38,051,383	38,051,383		—	—
Citadel Clearing LLC	2,476,772	2,476,772		—	—
Citigroup Global Markets, Inc.	20,347,503	20,347,503		—	—
Credit Suisse Securities (USA) LLC	11,066,555	11,066,555		—	—
Deutsche Bank Securities, Inc.	22,953,802	22,953,802		—	—
Goldman Sachs & Co. LLC	53,440,932	53,440,932		—	—
HSBC Securities (USA), Inc.	63,647,911	63,647,911		—	—
J.P. Morgan Securities LLC	110,979,937	110,979,937		—	—
Jefferies LLC	1,662,633	1,662,633		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	11,829,808	11,829,808		—	—
Morgan Stanley	54,637,639	54,637,639		—	—
Nomura Securities International, Inc.	8,157,995	8,157,995		—	—
Pershing LLC	1,913,087	1,913,087		—	—
RBC Capital Markets LLC	46,438,336	46,438,336		—	—
Scotia Capital (USA), Inc.	2,956,693	2,956,693		—	—
State Street Bank & Trust Co.	386,319	386,319		—	—
TD Securities (USA) LLC	4,330,167	4,330,167		—	—
Toronto Dominion Bank	188,923	188,923		—	—
Wells Fargo Securities LLC	16,097,866	16,097,866		—	—

	$607,702,503	$607,702,503		$—	$—

1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$100,110,933	$100,110,933		$—	$—
Barclays Capital, Inc.	18,187,628	18,187,628		—	—
BMO Capital Markets Corp.	12,304,639	12,304,639		—	—
BNP Paribas SA	70,716,662	70,716,662		—	—
BofA Securities, Inc.	89,415,971	89,415,971		—	—
Citadel Clearing LLC	1,654,050	1,654,050		—	—
Citigroup Global Markets, Inc.	45,028,908	45,028,908		—	—
Credit Suisse Securities (USA) LLC	32,401,491	32,401,491		—	—
Deutsche Bank Securities, Inc.	124,281,328	124,281,328		—	—
Goldman Sachs & Co. LLC	176,377,022	176,377,022		—	—
HSBC Securities (USA), Inc.	75,659,688	75,659,688		—	—
J.P. Morgan Securities LLC	232,216,955	232,216,955		—	—
Jefferies LLC	4,620,525	4,620,525		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	15,427,011	15,427,011		—	—
Morgan Stanley	91,408,364	91,408,364		—	—
Nomura Securities International, Inc.	10,979,159	10,979,159		—	—
Pershing LLC	13,721,666	13,721,666		—	—
RBC Capital Markets LLC	105,695,987	105,695,987		—	—
Scotia Capital (USA), Inc.	2,886,283	2,886,283		—	—
TD Securities (USA) LLC	14,541,227	14,541,227		—	—
Toronto Dominion Bank	2,997,353	2,997,353		—	—
Wells Fargo Bank N.A	105,190	105,190		—	—
Wells Fargo Securities LLC	26,822,842	26,822,842		—	—

	$1,267,560,882	$1,267,560,882		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	237

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$190,670,717	$190,670,717		$—	$—
Barclays Capital, Inc.	42,569,219	42,569,219		—	—
BMO Capital Markets Corp.	5,227,629	5,227,629		—	—
BNP Paribas SA	55,535,416	55,535,416		—	—
BofA Securities, Inc.	51,781,908	51,781,908		—	—
Citadel Clearing LLC	4,805,159	4,805,159		—	—
Citigroup Global Markets, Inc.	39,429,894	39,429,894		—	—
Credit Suisse Securities (USA) LLC	36,705,856	36,705,856		—	—
Deutsche Bank Securities, Inc.	45,674,039	45,674,039		—	—
Goldman Sachs & Co. LLC	83,387,830	83,387,830		—	—
HSBC Securities (USA), Inc.	99,801,016	99,801,016		—	—
J.P. Morgan Securities LLC	233,306,723	233,306,723		—	—
Jefferies LLC	5,278,125	5,278,125		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	35,315,547	35,315,547		—	—
Morgan Stanley	94,954,313	94,954,313		—	—
Nomura Securities International, Inc.	28,038,203	28,038,203		—	—
Pershing LLC	9,864,464	9,864,464		—	—
RBC Capital Markets LLC	79,739,641	79,739,641		—	—
Scotia Capital (USA), Inc.	12,014,320	12,014,320		—	—
State Street Bank & Trust Co.	4,477,067	4,477,067		—	—
TD Securities (USA) LLC	8,740,884	8,740,884		—	—
Toronto Dominion Bank	1,753,306	1,753,306		—	—
Wells Fargo Securities LLC	35,152,447	35,152,447		—	—

	$1,204,223,723	$1,204,223,723		$—	$—

10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$14,769,934	$14,769,934		$—	$—
BNP Paribas SA	29,004,988	29,004,988		—	—
BofA Securities, Inc.	6,670,013	6,670,013		—	—
Citigroup Global Markets, Inc.	5,547,095	5,547,095		—	—
Credit Suisse Securities (USA) LLC	5,778,877	5,778,877		—	—
Deutsche Bank Securities, Inc.	2,827,293	2,827,293		—	—
Goldman Sachs & Co. LLC	9,144,907	9,144,907		—	—
HSBC Securities (USA), Inc.	19,635,255	19,635,255		—	—
J.P. Morgan Securities LLC	34,366,358	34,366,358		—	—
Jefferies LLC	205,352	205,352		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	429,298	429,298		—	—
Morgan Stanley	15,274,293	15,274,293		—	—
Nomura Securities International, Inc.	1,434,089	1,434,089		—	—
Pershing LLC	65,253	65,253		—	—
Scotia Capital (USA), Inc.	1,515,983	1,515,983		—	—
State Street Bank & Trust Co.	54,211	54,211		—	—
Wells Fargo Securities LLC	2,042,991	2,042,991		—	—

	$148,766,190	$148,766,190		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

238	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

BBB Rated Corporate Bond	0.15%
Broad USD Investment Grade Corporate Bond	0.04

Effective April 1, 2021, for its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to April 1, 2021, BFA was entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

BBB Rated Corporate Bond	$1,450
Broad USD Investment Grade Corporate Bond	379,714
1-5 Year Investment Grade Corporate Bond	831,446
5-10 Year Investment Grade Corporate Bond	810,505
10+ Year Investment Grade Corporate Bond	129,631

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	239

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Broad USD Investment Grade Corporate Bond	$48,213,117	$4,361,576	$95,962
1-5 Year Investment Grade Corporate Bond	1,745,773,706	48,489,769	30,767
5-10 Year Investment Grade Corporate Bond	113,138,376	1,649,957,923	29,076,319
10+ Year Investment Grade Corporate Bond	7,244,620	1,055,846	(22,872)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

BBB Rated Corporate Bond	$27,672,175	$13,990,031
Broad USD Investment Grade Corporate Bond	752,829,386	750,916,721
1-5 Year Investment Grade Corporate Bond	7,539,935,317	7,285,230,844
5-10 Year Investment Grade Corporate Bond	3,091,019,080	3,163,984,271
10+ Year Investment Grade Corporate Bond	231,938,030	230,985,519

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

BBB Rated Corporate Bond	$58,619,024	$—
Broad USD Investment Grade Corporate Bond	5,554,002,848	4,476,780,949
1-5 Year Investment Grade Corporate Bond	8,739,887,088	8,019,100,855
5-10 Year Investment Grade Corporate Bond	6,577,723,181	5,661,755,211
10+ Year Investment Grade Corporate Bond	2,554,321,940	2,739,249,310

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to nondeductible expenses, certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

BBB Rated Corporate Bond	$(5,271)	$5,271
Broad USD Investment Grade Corporate Bond	93,510,942	(93,510,942)
1-5 Year Investment Grade Corporate Bond	170,541,406	(170,541,406)
5-10 Year Investment Grade Corporate Bond	163,410,119	(163,410,119)
10+ Year Investment Grade Corporate Bond	55,420,948	(55,420,948)

240	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF		Period Ended 02/28/22

BBB Rated Corporate Bond
Ordinary income		$1,145,393

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

Broad USD Investment Grade Corporate Bond
Ordinary income	$142,126,169	$143,976,779

1-5 Year Investment Grade Corporate Bond
Ordinary income	$386,225,832	$426,216,260
Long-term capital gains	38,586,064	—

	$424,811,896	$426,216,260

5-10 Year Investment Grade Corporate Bond
Ordinary income	$263,020,139	$279,488,857
Long-term capital gains	25,541,463	—

	$288,561,602	$279,488,857

10+ Year Investment Grade Corporate Bond
Ordinary income	$80,304,059	$68,171,003

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses	(c)	Total

BBB Rated Corporate Bond	$373,543	$—	$—	$(3,532,479)	$—		$(3,158,936)
Broad USD Investment Grade Corporate Bond	13,417,030	—	(1,833,750)	(383,907,066)	—		(372,323,786)
1-5 Year Investment Grade Corporate Bond	30,925,604	3,450,112	—	(621,349,876)	—		(586,974,160)
5-10 Year Investment Grade Corporate Bond	22,619,171	—	—	(588,336,490)	(12,667,861)		(578,385,180)
10+ Year Investment Grade Corporate Bond	6,227,546	—	(16,762,665)	(201,051,886)	—		(211,587,005)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

For the year ended February 28, 2022, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized

Broad USD Investment Grade Corporate Bond	$1,383,577
1-5 Year Investment Grade Corporate Bond	13,108,668

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BBB Rated Corporate Bond	$78,414,269	$26,780	$(3,559,259)	$(3,532,479)
Broad USD Investment Grade Corporate Bond	7,538,587,691	9,503,076	(393,410,142)	(383,907,066)
1-5 Year Investment Grade Corporate Bond	24,400,870,596	34,593,766	(655,943,642)	(621,349,876)
5-10 Year Investment Grade Corporate Bond	12,854,484,576	12,852,434	(601,188,924)	(588,336,490)
10+ Year Investment Grade Corporate Bond	2,318,400,985	1,713,613	(202,765,499)	(201,051,886)

N O T E S T O F I N A N C I A L S T A T E M E N T S	241

Notes to Financial Statements  (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

242	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Period Ended 02/28/22

iShares ETF	Shares	Amount

BBB Rated Corporate Bond
Shares sold	750,000	$75,080,638

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Broad USD Investment Grade Corporate Bond
Shares sold	95,650,000	$5,697,475,527	69,700,000	$4,189,096,038
Shares redeemed	(77,850,000)	(4,626,393,716)	(42,350,000)	(2,543,137,211)

Net increase	17,800,000	$1,071,081,811	27,350,000	$1,645,958,827

1-5 Year Investment Grade Corporate Bond
Shares sold	163,450,000	$8,903,354,387	209,200,000	$11,358,159,102
Shares redeemed	(152,000,000)	(8,259,015,160)	(57,450,000)	(3,067,784,950)

Net increase	11,450,000	$644,339,227	151,750,000	$8,290,374,152

5-10 Year Investment Grade Corporate Bond
Shares sold	112,200,000	$6,685,662,988	107,450,000	$6,467,101,127
Shares redeemed	(98,250,000)	(5,856,376,618)	(81,200,000)	(4,828,677,177)

Net increase	13,950,000	$829,286,370	26,250,000	$1,638,423,950

10+ Year Investment Grade Corporate Bond
Shares sold	38,000,000	$2,598,074,795	16,400,000	$1,160,964,732
Shares redeemed	(41,600,000)	(2,827,058,052)	(11,600,000)	(771,619,639)

Net increase (decrease)	(3,600,000)	$(228,983,257)	4,800,000	$389,345,093

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	243

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate

Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade

Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF: statements of operations for the year ended February 28, 2022 and statements of changes in net assets for each of the two years in the period ended February 28, 2022.

iShares BBB Rated Corporate Bond ETF: statement of operations and changes in net assets for the period May 18, 2021 (commencement of operations) to February 28, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

244	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

1-5 Year Investment Grade Corporate Bond	$49,015,173
5-10 Year Investment Grade Corporate Bond	33,174,663

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

Broad USD Investment Grade Corporate Bond	$3,011
1-5 Year Investment Grade Corporate Bond	5,953
5-10 Year Investment Grade Corporate Bond	5,747
10+ Year Investment Grade Corporate Bond	1,026

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

BBB Rated Corporate Bond	$1,290,860
Broad USD Investment Grade Corporate Bond	142,903,169
1-5 Year Investment Grade Corporate Bond	380,424,884
5-10 Year Investment Grade Corporate Bond	261,669,619
10+ Year Investment Grade Corporate Bond	79,402,350

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends
BBB Rated Corporate Bond	$1,131,429
Broad USD Investment Grade Corporate Bond	112,521,231
1-5 Year Investment Grade Corporate Bond	266,958,905
5-10 Year Investment Grade Corporate Bond	189,945,329
10+ Year Investment Grade Corporate Bond	68,629,056

I M P O R T A N T T A X I N F O R M A T I O N	245

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares BBB Rated Corporate Bond ETF, iShares Broad USD Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF and iShares 10+ Year Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

BBB Rated Corporate Bond	$1.527190	$—	$—	$1.527190	100%	—%	—%		100%
Broad USD Investment Grade Corporate Bond(a)	1.373614	—	0.006010	1.379624	100	—	0	(b)	100
1-5 Year Investment Grade Corporate Bond(a)	0.858799	0.088990	0.001617	0.949406	91	9	0	(b)	100
5-10 Year Investment Grade Corporate Bond(a)	1.352433	0.129982	0.002525	1.484940	91	9	0	(b)	100
10+ Year Investment Grade Corporate Bond	2.201932	—	—	2.201932	100	—	—		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares 1-5 Year Investment Grade Corporate Bond ETF and the iShares 5-10 Year Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

S U P P L E M E N T A L I N F O R M A T I O N	247

Supplemental Information (unaudited) (continued)

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the company to its staff which has been attributed to the funds in respect of the company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration

1-5 Year Investment Grade Corporate Bond	$2,046,255	$956,758	$1,089,497	661	$250,466	$25,885
5-10 Year Investment Grade Corporate Bond	1,032,230	482,635	549,595	661	126,347	13,058

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	249

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	251

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	253

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-212-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

• iShares Agency Bond ETF | AGZ | NYSE Arca

• iShares Government/Credit Bond ETF | GBF | NYSE Arca

• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX

• iShares MBS ETF | MBB | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government and high-quality corporate bonds, as represented by the Bloomberg Government/Credit Bond Index, declined 2.56% during the 12 months ended February 28, 2022 (“reporting period”), slightly ahead of the -2.64% return of the Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.13% at the beginning of the period to 1.43% by February 28, 2022. Longer-dated bonds, whose prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.41% to 1.83% over the 12-month interval, while the 30-year bond stayed even around 2.15%.

Investment-grade corporate bonds experienced a loss and underperformed the broader market. Corporates performed well through most of 2021, when the largely favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. Investors were also cheered by the combination of rising corporate profits and improving credit conditions more generally. Together, these factors caused corporates’ yield spreads over equivalent Treasuries to revert to their pre-global financial crisis lows by mid-2021. However, prices began to weaken and spreads started to rise during the latter half of the year in response to higher inflation and increasing U.S. Treasury yields. Corporates suffered further declines in early 2022 after Russia’s invasion of Ukraine caused investors’ appetite for risk to evaporate, erasing the category’s previous gains. As a result, yield spreads closed the period at their highest level since late 2020.

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Fund Summary as of February 28, 2022	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg U.S. Agency Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Agency Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.02)%	2.20%	1.78%	(2.02)%	11.47%	19.33%
Fund Market	(1.92)	2.21	1.78	(1.92)	11.57	19.35
Index	(2.29)	2.13	1.77	(2.29)	11.09	19.21

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 971.80	$ 0.98		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	75.7%
Foreign Government Obligations	21.6
Corporate Bonds & Notes	2.7

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	76.4%
5-10 Years	16.6
10-15 Years	1.3
15-20 Years	5.2
More than 20 Years	0.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg U.S. Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.76)%	2.80%	2.45%	(2.76)%	14.82%	27.33%
Fund Market	(2.54)	2.83	2.41	(2.54)	14.95	26.94
Index	(2.56)	3.02	2.66	(2.56)	16.02	30.03

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 954.50	$ 0.97		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	61.5%
Aa	2.9
A	14.5
Baa	19.4
Ba	0.9
Not Rated	0.8

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	58.3%
Corporate Bonds & Notes	36.2
Foreign Government Obligations	4.6
Municipal Debt Obligations	0.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg U.S. Intermediate Government/Credit Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.61)%	2.14%	1.87%	(2.61)%	11.17%	20.30%
Fund Market	(2.59)	2.12	1.83	(2.59)	11.07	19.93
Index	(2.46)	2.32	2.06	(2.46)	12.17	22.64

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 966.90	$ 0.98		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	67.0%
Aa	2.2
A	13.9
Baa	16.0
Ba	0.3
Not Rated	0.6

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	63.9%
Corporate Bonds & Notes	32.1
Foreign Government Obligations	3.8
Municipal Debt Obligations	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg U.S. MBS Index (the “Index”) (formerly the Bloomberg Barclays U.S. MBS Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.15)%	1.81%	1.79%	(3.15)%	9.38%	19.39%
Fund Market	(3.24)	1.76	1.76	(3.24)	9.14	19.05
Index	(2.88)	1.90	1.98	(2.88)	9.89	21.61

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 966.70	$ 0.20		$ 1,000.00	$ 1,024.60	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY ISSUER

Issuer	Percentage of Total Investments	(a)

Uniform Mortgage-Backed Securities	44.9%
Federal National Mortgage Association	22.7
Government National Mortgage Association	19.2
Federal Home Loan Mortgage Corp.	13.2

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	0.2%
5-10 Years	6.0
10-15 Years	9.3
15-20 Years	4.5
20-25 Years	14.1
25-30 Years	57.5
30-35 Years	8.4

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments February 28, 2022	iShares® Agency Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.6%
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	$23	$23,090
Series KK, 3.55%, 01/15/24	6,080	6,288,544
Series PP, 1.40%, 07/15/28	13,100	12,423,909

		18,735,543

Total Corporate Bonds & Notes — 2.6% (Cost: $19,374,539)		18,735,543

Foreign Government Obligations(a)

Israel — 21.3%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,207,835
5.50%, 09/18/23	56,063	59,542,270
5.50%, 12/04/23	84,246	90,069,084
5.50%, 04/26/24	550	595,105
5.50%, 09/18/33	368	487,081

		151,901,375

Jordan — 0.2%
Hashemite Kingdom of Jordan Government AID Bond, 3.00%, 06/30/25	1,110	1,151,403

Total Foreign Government Obligations — 21.5% (Cost: $155,054,866)		153,052,778

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 72.4%
Fannie Mae Principal Strip, 0.00%, 01/15/30(b)	910	773,837
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	64,275
0.13%, 04/13/23	339	335,061
0.25%, 11/27/23	4,732	4,631,208
0.32%, 08/10/23 (Call 03/14/22)	22,998	22,647,281
0.45%, 07/23/24	1,000	972,410
1.13%, 01/06/25	15,850	15,610,982
2.47%, 07/18/35	1,000	991,810
5.25%, 10/29/37	1,000	1,342,810
Federal Home Loan Banks
0.25%, 12/08/23	195	190,825
1.88%, 03/14/24 (Call 06/14/22)	15,000	15,019,800
2.13%, 06/09/23	15	15,162
2.13%, 09/14/29	40	40,158
2.13%, 12/14/29	10,000	10,030,500
2.38%, 03/14/25	10,900	11,120,943
2.50%, 12/10/27	5,000	5,148,100
3.13%, 06/13/25	27,555	28,741,794
3.13%, 09/12/25	30	31,349
3.38%, 09/08/23	4,550	4,689,185
3.38%, 12/08/23	1,490	1,540,213
5.38%, 08/15/24	500	544,185
5.50%, 07/15/36	2,800	3,869,572
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	78,064	72,553,462
0.00%, 12/14/29(b)	25,857	21,891,053
0.00%, 12/17/29(b)	9,092	7,676,739
0.25%, 06/26/23	60	59,189

Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.25%, 12/04/23	$30	$29,390
6.75%, 03/15/31	9,000	12,420,000
Series 1, 0.00%, 11/15/38(b)	16,223	10,589,725
Federal National Mortgage Association
0.25%, 07/10/23	12,187	12,010,776
0.25%, 11/27/23	270	264,508
0.30%, 08/03/23 (Call 08/03/22)	74,649	73,524,786
0.50%, 06/17/25	23,018	22,105,566
1.75%, 07/02/24	8,200	8,226,240
2.88%, 09/12/23	9	9,204
6.03%, 10/08/27	3,483	4,247,344
6.21%, 08/06/38	1,000	1,518,640
6.25%, 05/15/29	8,328	10,706,394
6.63%, 11/15/30	12,145	16,465,098
7.25%, 05/15/30	7,786	10,834,063
Resolution Funding Corp. Interest Strip, 0.00%, 01/15/30(b)	100	83,541
Tennessee Valley Authority
1.50%, 09/15/31	50	46,765
2.88%, 09/15/24	6,510	6,700,743
4.25%, 09/15/65	35	46,367
4.88%, 01/15/48	2,413	3,281,897
5.25%, 09/15/39	16,755	22,478,173
5.50%, 06/15/38	482	656,291
5.88%, 04/01/36	3,000	4,199,070
7.13%, 05/01/30	47	64,449
Series A, 2.88%, 02/01/27	75	78,584
Series E, 6.75%, 11/01/25	55,488	65,077,436

		516,196,953

U.S. Government Obligations — 2.8%
U.S. Treasury Note/Bond
0.63%, 07/31/26	6,405	6,100,262
1.50%, 02/15/25	9,000	8,964,844
1.75%, 01/31/29	1,000	995,313
1.88%, 02/28/27	2,000	2,014,062
1.88%, 02/28/29	2,000	2,007,813

		20,082,294

Total U.S. Government & Agency Obligations — 75.2% (Cost: $546,989,036)		536,279,247

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	12,750	12,750,000

Total Short-Term Investments — 1.8% (Cost: $12,750,000)		12,750,000

Total Investments in Securities — 101.1% (Cost: $734,168,441)		720,817,568

Other Assets, Less Liabilities — (1.1)%		(7,989,767)

Net Assets — 100.0%		$712,827,801

(a)	U.S. dollar denominated security issued by foreign domiciled entity.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Agency Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$18,119,100	$—	$(5,369,100	)(a)	$—	$—	$12,750,000	12,750	$6,985	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$18,735,543	$—	$18,735,543
Foreign Government Obligations	—	153,052,778	—	153,052,778
U.S. Government & Agency Obligations	—	536,279,247	—	536,279,247
Money Market Funds	12,750,000	—	—	12,750,000

	$12,750,000	$708,067,568	$—	$720,817,568

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$50	$47,415
4.65%, 10/01/28 (Call 07/01/28)	50	54,838
4.75%, 03/30/30 (Call 12/30/29)	151	167,465
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	9,601
2.60%, 08/01/31 (Call 05/01/31)	60	57,705
4.20%, 06/01/30 (Call 03/01/30)	10	10,828
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	187	194,942
3.65%, 11/01/24 (Call 08/01/24)	50	51,665
WPP Finance 2010, 3.75%, 09/19/24	54	55,922

		650,381

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 04/11/22)	60	59,039
1.95%, 02/01/24	10	9,964
2.20%, 02/04/26 (Call 02/04/23)	10	9,685
2.60%, 10/30/25 (Call 07/30/25)	10	9,942
2.70%, 02/01/27 (Call 12/01/26)	10	9,864
2.75%, 02/01/26 (Call 01/01/26)	10	10,003
2.80%, 03/01/24 (Call 02/01/24)	10	10,117
2.95%, 02/01/30 (Call 11/01/29)	10	9,642
3.10%, 05/01/26 (Call 03/01/26)	10	10,089
3.20%, 03/01/29 (Call 12/01/28)	10	9,887
3.63%, 02/01/31 (Call 11/01/30)	20	20,175
4.88%, 05/01/25 (Call 04/01/25)	25	26,583
5.04%, 05/01/27 (Call 03/01/27)	25	27,183
5.15%, 05/01/30 (Call 02/01/30)	10	11,036
5.71%, 05/01/40 (Call 11/01/39)	75	87,370
5.81%, 05/01/50 (Call 11/01/49)	200	237,794
5.88%, 02/15/40	200	231,601
5.93%, 05/01/60 (Call 11/01/59)	51	60,627
6.88%, 03/15/39	25	31,839
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	10	9,707
3.50%, 05/15/25 (Call 03/15/25)	10	10,381
3.63%, 04/01/30 (Call 01/01/30)	110	117,116
3.75%, 05/15/28 (Call 02/15/28)	10	10,641
4.25%, 04/01/40 (Call 10/01/39)	15	16,780
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	15	13,571
2.90%, 12/15/29 (Call 09/15/29)	10	9,931
3.83%, 04/27/25 (Call 01/27/25)	50	52,104
3.85%, 06/15/23 (Call 05/15/23)	50	51,242
4.40%, 06/15/28 (Call 03/15/28)	150	162,192
4.85%, 04/27/35 (Call 10/27/34)	75	85,844
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	15	14,057
2.80%, 06/15/50 (Call 12/15/49)	10	9,006
2.90%, 03/01/25 (Call 12/01/24)	10	10,232
3.55%, 01/15/26 (Call 10/15/25)	10	10,515
3.80%, 03/01/45 (Call 09/01/44)	120	125,856
4.09%, 09/15/52 (Call 03/15/52)	10	11,065
4.70%, 05/15/46 (Call 11/15/45)	15	17,741
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	10	10,190
3.20%, 02/01/27 (Call 11/01/26)	10	10,283

Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 01/15/28 (Call 10/15/27)	$10	$10,263
4.40%, 05/01/30 (Call 02/01/30)	10	11,022
4.75%, 06/01/43	5	5,779
5.25%, 05/01/50 (Call 11/01/49)	85	107,434
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	50	45,689
3.13%, 05/04/27 (Call 02/04/27)	10	10,311
3.13%, 07/01/50 (Call 01/01/50)	10	9,201
3.50%, 03/15/27 (Call 12/15/26)	10	10,450
3.75%, 11/01/46 (Call 05/01/46)	100	100,958
3.95%, 08/16/25 (Call 06/16/25)	10	10,543
4.13%, 11/16/28 (Call 08/16/28)	10	10,810
4.50%, 06/01/42	150	167,326
4.63%, 11/16/48 (Call 05/16/48)	150	173,353
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/01/22)	10	9,768
2.75%, 04/01/31 (Call 01/01/31)	10	9,620

		2,333,421

Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	10	9,982
2.45%, 02/04/32 (Call 11/04/31)	10	8,932
3.40%, 05/06/30 (Call 02/06/30)	60	59,306
3.40%, 02/04/41 (Call 08/04/40)	10	8,276
3.70%, 02/04/51 (Call 08/04/50)	10	8,169
3.88%, 09/16/46 (Call 03/16/46)	75	64,420
4.00%, 02/04/61 (Call 08/04/60)	10	8,322
4.40%, 02/14/26 (Call 12/14/25)	10	10,624
4.80%, 02/14/29 (Call 11/14/28)	210	227,298
5.38%, 01/31/44	10	10,461
5.80%, 02/14/39 (Call 08/14/38)	100	109,664
5.95%, 02/14/49 (Call 08/14/48)	60	67,076
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	126	127,428
2.90%, 03/01/32 (Call 12/01/31)	25	25,294
3.25%, 03/27/30 (Call 12/27/29)	10	10,386
4.50%, 03/15/49 (Call 09/15/48)	10	12,016
4.54%, 03/26/42	20	23,368
5.38%, 09/15/35	29	36,405
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	10	9,336
2.73%, 03/25/31 (Call 12/25/30)	10	9,165
2.79%, 09/06/24 (Call 08/06/24)	72	72,454
3.22%, 08/15/24 (Call 06/15/24)	152	154,326
3.22%, 09/06/26 (Call 07/06/26)	10	10,010
3.56%, 08/15/27 (Call 05/15/27)	60	60,562
3.98%, 09/25/50 (Call 03/25/50)	76	65,375
4.54%, 08/15/47 (Call 02/15/47)	120	110,780
4.70%, 04/02/27 (Call 02/02/27)	10	10,619
4.91%, 04/02/30 (Call 01/02/30)	10	10,683
5.28%, 04/02/50 (Call 02/02/49)	50	50,552
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	10	9,514
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,707
2.75%, 05/14/31 (Call 02/14/31)	10	9,520
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)	15	15,303
3.38%, 08/11/25 (Call 05/11/25)	200	206,394
3.88%, 08/21/42	25	24,472

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44	$56	$57,715
4.38%, 11/15/41	15	15,564
4.88%, 11/15/43	100	110,341
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	10	10,470

		1,860,289

Airlines — 0.2%
American Airlines Pass Through Trust
Class A, 2.88%, 01/11/36	75	70,791
Series 2015-2, Class AA, 3.60%, 03/22/29	11	11,155
Series 2016-3, Class AA, 3.00%, 04/15/30	39	37,788
Series 2019-1, Class AA, 3.15%, 08/15/33	28	27,761
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	25	25,448
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	14	12,997
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	23	24,528
Series 2019-1, Class AA, 2.75%, 11/15/33	59	57,158
Southwest Airlines Co.
4.75%, 05/04/23	35	36,171
5.13%, 06/15/27 (Call 04/15/27)	10	11,099
5.25%, 05/04/25 (Call 04/04/25)	135	145,591
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	10	9,938
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	44	44,437
Series 2013-1, Class A, 4.30%, 02/15/27	41	42,173
Series 2020-1, Class A, 5.88%, 04/15/29	44	46,114
Series 2020-1, Class B, 4.88%, 07/15/27	43	43,860

		647,009

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	50	50,609
2.40%, 03/27/25 (Call 02/27/25)	10	10,144
2.75%, 03/27/27 (Call 01/27/27)	10	10,272
2.85%, 03/27/30 (Call 12/27/29)	60	60,992
3.25%, 03/27/40 (Call 09/27/39)	10	9,977
3.38%, 03/27/50 (Call 09/27/49)	10	10,187
3.63%, 05/01/43 (Call 11/01/42)	50	52,114
3.88%, 11/01/45 (Call 05/01/45)	50	54,121
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	35	36,969
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	10	9,987
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	10,032
2.95%, 04/23/30 (Call 01/23/30)	10	9,898

		325,302

Auto Manufacturers — 0.5%
American Honda Finance Corp.
0.55%, 07/12/24	221	213,526
1.00%, 09/10/25	10	9,578
1.20%, 07/08/25	10	9,667
1.50%, 01/13/25	25	24,533
1.80%, 01/13/31	10	9,215
2.00%, 03/24/28	10	9,653
2.15%, 09/10/24	110	110,141
2.25%, 01/12/29	25	24,269
3.50%, 02/15/28	50	52,418
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	10	9,522
1.50%, 09/01/30 (Call 06/01/30)	110	98,920

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC, 8.50%, 01/18/31	$66	$93,632
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	10	10,547
4.88%, 10/02/23	10	10,438
5.00%, 10/01/28 (Call 07/01/28)	10	10,910
5.20%, 04/01/45	20	21,570
5.40%, 10/02/23	10	10,515
5.40%, 04/01/48 (Call 10/01/47)	50	55,409
5.95%, 04/01/49 (Call 10/01/48)	10	11,951
6.13%, 10/01/25 (Call 09/01/25)	10	11,060
6.25%, 10/02/43	20	24,252
6.60%, 04/01/36 (Call 10/01/35)	10	12,371
6.75%, 04/01/46 (Call 10/01/45)	75	95,839
6.80%, 10/01/27 (Call 08/01/27)	10	11,786
General Motors Financial Co. Inc.
1.05%, 03/08/24	10	9,757
1.25%, 01/08/26 (Call 12/08/25)	10	9,438
1.50%, 06/10/26 (Call 05/10/26)	10	9,470
2.35%, 01/08/31 (Call 10/08/30)	10	9,067
2.40%, 04/10/28 (Call 02/10/28)	10	9,551
2.70%, 08/20/27 (Call 06/20/27)	10	9,794
2.70%, 06/10/31 (Call 03/10/31)	10	9,280
2.75%, 06/20/25 (Call 05/20/25)	10	9,995
2.90%, 02/26/25 (Call 01/26/25)	10	10,061
3.50%, 11/07/24 (Call 09/07/24)	10	10,242
3.60%, 06/21/30 (Call 03/21/30)	10	10,040
3.95%, 04/13/24 (Call 02/13/24)	10	10,299
4.00%, 10/06/26 (Call 07/06/26)	140	146,119
4.30%, 07/13/25 (Call 04/13/25)	10	10,435
4.35%, 04/09/25 (Call 02/09/25)	208	217,653
4.35%, 01/17/27 (Call 10/17/26)	10	10,537
5.10%, 01/17/24 (Call 12/17/23)	10	10,494
5.25%, 03/01/26 (Call 12/01/25)	10	10,821
5.65%, 01/17/29 (Call 10/17/28)	10	11,239
PACCAR Financial Corp.
0.80%, 06/08/23	50	49,597
1.10%, 05/11/26	50	47,996
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	10	9,753
1.34%, 03/25/26 (Call 02/25/26)	10	9,654
Toyota Motor Credit Corp.
0.45%, 01/11/24	60	58,580
0.50%, 06/18/24	10	9,687
0.80%, 10/16/25	210	199,674
1.13%, 06/18/26	10	9,575
1.15%, 08/13/27	10	9,386
1.65%, 01/10/31	10	9,148
1.80%, 02/13/25	10	9,928
1.90%, 04/06/28	10	9,634
2.15%, 02/13/30	10	9,620
2.25%, 10/18/23	10	10,096
3.00%, 04/01/25	10	10,245
3.05%, 01/11/28	100	103,094
3.38%, 04/01/30	10	10,473

		2,062,154

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	100	84,450
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	106	105,803
3.38%, 03/15/25 (Call 12/15/24)	50	51,552

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	$23	$23,977
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	10	9,632
3.63%, 06/15/24 (Call 03/15/24)	75	77,088

		352,502

Banks — 7.5%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	200	197,068
Banco Santander SA
1.85%, 03/25/26	200	192,206
2.71%, 06/27/24	200	201,820
3.49%, 05/28/30	200	200,730
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	60	58,913
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	10	9,767
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	10	9,709
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	10	9,623
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	10	9,460
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	10	9,561
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	50	49,696
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	10	9,553
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)	10	9,902
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	10	9,060
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	10	9,050
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	10	9,835
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	10	9,464
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	10	9,280
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	60	59,862
2.48%, 09/21/36 (Call 09/21/31)(a)	100	90,691
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	210	200,073
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)	40	39,368
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	20	19,137
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	35	30,743
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(a)	10	9,615
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)	10	8,720
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	20	19,599
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)	60	58,796
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	10	8,902
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	10	10,141
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	182	182,215
3.25%, 10/21/27 (Call 10/21/26)	495	506,410
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(a)	135	129,515
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	10	10,197
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	210	214,962
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	10	10,197
3.50%, 04/19/26	10	10,371
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(a)	60	60,958
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	10	10,267
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	139	143,522

Security	Par (000)	Value

Banks (continued)
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	$10	$10,356
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10	10,423
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	10	10,236
3.88%, 08/01/25	10	10,480
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	157	164,377
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	10	10,492
4.00%, 04/01/24	10	10,374
4.00%, 01/22/25	10	10,385
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(a)	60	64,505
4.13%, 01/22/24	10	10,397
4.20%, 08/26/24	10	10,412
4.25%, 10/22/26	10	10,610
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	210	223,881
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10	11,098
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	200	223,940
4.45%, 03/03/26	10	10,632
5.00%, 01/21/44	75	88,256
5.88%, 02/07/42	75	97,330
6.11%, 01/29/37	100	125,816
7.75%, 05/14/38	100	145,114
Series L, 3.95%, 04/21/25	10	10,367
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10	10,508
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	10	9,566
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	10	9,558
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	10	9,747
Bank of Montreal
0.45%, 12/08/23	50	48,778
0.63%, 07/09/24	60	57,930
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	10	9,438
1.85%, 05/01/25	10	9,884
2.50%, 06/28/24	10	10,092
Series E, 3.30%, 02/05/24	213	218,263
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	25	24,463
0.50%, 04/26/24 (Call 03/26/24)	25	24,320
1.05%, 10/15/26 (Call 09/15/26)	10	9,510
1.60%, 04/24/25 (Call 03/24/25)	10	9,845
1.65%, 07/14/28 (Call 05/14/28)	50	47,413
1.65%, 01/28/31 (Call 10/28/30)	10	9,232
1.80%, 07/28/31 (Call 04/28/31)	10	9,186
2.05%, 01/26/27 (Call 12/26/26)	25	24,722
2.10%, 10/24/24	60	60,223
2.20%, 08/16/23 (Call 06/16/23)	35	35,275
2.45%, 08/17/26 (Call 05/17/26)	10	10,122
2.80%, 05/04/26 (Call 02/04/26)	50	51,120
3.25%, 09/11/24 (Call 08/11/24)	10	10,301
3.25%, 05/16/27 (Call 02/16/27)	169	175,645
3.30%, 08/23/29 (Call 05/23/29)	10	10,342

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 01/29/28 (Call 10/29/27)	$55	$57,592
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	10	10,453
3.45%, 08/11/23	35	35,915
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	33	34,064
Bank of Nova Scotia (The)
0.55%, 09/15/23	35	34,316
0.65%, 07/31/24	175	168,810
0.70%, 04/15/24	35	33,957
1.05%, 03/02/26	10	9,471
1.30%, 06/11/25	60	57,901
1.35%, 06/24/26	10	9,544
2.15%, 08/01/31	10	9,340
2.20%, 02/03/25	10	9,968
2.70%, 08/03/26	60	60,586
3.40%, 02/11/24	35	35,915
4.50%, 12/16/25	150	159,441
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)	15	14,885
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	65	69,646
5.13%, 06/11/30 (Call 03/11/30)	35	37,391
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(a)	200	187,522
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	200	205,554
4.38%, 09/11/24	75	77,762
4.38%, 01/12/26	250	263,965
4.95%, 01/10/47	200	225,946
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	50	49,163
0.50%, 12/14/23	50	48,712
0.95%, 06/23/23	60	59,374
1.25%, 06/22/26 (Call 05/22/26)	10	9,465
2.25%, 01/28/25	50	49,938
3.10%, 04/02/24	10	10,199
3.50%, 09/13/23	60	61,672
Citigroup Inc.
0.78%, 10/30/24 (Call 09/30/23), (SOFR + 0.686%)(a)	10	9,780
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	10	9,720
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	10	9,421
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	10	9,472
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	210	209,735
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	220	208,833
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	20	19,075
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	210	202,539
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	10	9,873
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)	10	10,088
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	10	10,134
3.20%, 10/21/26 (Call 07/21/26)	20	20,396
3.30%, 04/27/25	10	10,241
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	10	10,208
3.40%, 05/01/26	10	10,309
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	60	61,656
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	10	10,349
3.70%, 01/12/26	10	10,446
3.88%, 03/26/25	10	10,339

Security	Par (000)	Value

Banks (continued)
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	$10	$10,441
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	10	10,529
4.00%, 08/05/24	10	10,335
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	60	61,542
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	10	10,537
4.13%, 07/25/28	20	21,010
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	115	126,666
4.30%, 11/20/26	10	10,648
4.40%, 06/10/25	10	10,495
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	219	237,733
4.45%, 09/29/27	10	10,685
4.60%, 03/09/26	10	10,671
4.65%, 07/23/48 (Call 06/23/48)	174	203,136
4.75%, 05/18/46	115	128,098
5.50%, 09/13/25	10	10,909
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	25	23,959
2.64%, 09/30/32 (Call 07/02/32)	65	60,503
3.25%, 04/30/30 (Call 01/30/30)	10	10,109
Comerica Bank, 4.00%, 07/27/25	50	52,562
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	225	230,182
4.00%, 02/01/29 (Call 10/31/28)	25	26,828
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	50	64,588
Credit Suisse AG/New York NY, 1.00%, 05/05/23	250	248,075
Credit Suisse Group AG, 4.55%, 04/17/26	250	264,070
Deutsche Bank AG/London, 3.70%, 05/30/24	35	35,926
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	390	389,275
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	150	144,271
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	150	148,033
3.95%, 02/27/23	100	101,527
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	50	49,973
2.38%, 01/28/25 (Call 12/29/24)	60	60,097
2.55%, 05/05/27 (Call 04/05/27)	10	9,976
3.65%, 01/25/24 (Call 12/25/23)	175	180,096
3.95%, 03/14/28 (Call 02/14/28)	50	53,046
4.30%, 01/16/24 (Call 12/16/23)	160	166,192
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)	40	39,759
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	25	28,841
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	150	155,686
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	75	75,708
Goldman Sachs Capital I, 6.35%, 02/15/34	200	249,988
Goldman Sachs Group Inc. (The)
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(a)	10	9,871
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	10	9,555
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	10	9,409
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	10	9,453
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	10	9,423
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	25	24,730
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	210	189,424
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	10	9,272

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 02/07/30 (Call 11/07/29)	$10	$9,616
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	10	9,460
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	60	53,605
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	10	9,315
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	10	10,179
3.50%, 01/23/25 (Call 10/23/24)	10	10,289
3.50%, 04/01/25 (Call 03/01/25)	10	10,282
3.50%, 11/16/26 (Call 11/16/25)	10	10,250
3.63%, 02/20/24 (Call 01/20/24)	10	10,275
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	10	10,357
3.75%, 05/22/25 (Call 02/22/25)	10	10,347
3.75%, 02/25/26 (Call 11/25/25)	60	62,479
3.80%, 03/15/30 (Call 12/15/29)	210	218,734
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	10	10,379
3.85%, 01/26/27 (Call 01/26/26)	60	62,505
4.00%, 03/03/24	110	113,917
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	60	63,236
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	35	37,100
4.25%, 10/21/25	170	178,498
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	10	10,821
4.75%, 10/21/45 (Call 04/21/45)	225	256,754
4.80%, 07/08/44 (Call 01/08/44)	10	11,469
5.15%, 05/22/45	105	123,243
6.13%, 02/15/33	50	61,978
6.25%, 02/01/41	10	13,133
6.75%, 10/01/37	10	13,136
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	300	283,179
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	200	189,754
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	200	206,274
4.25%, 03/14/24	200	206,676
5.25%, 03/14/44	200	229,782
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	40	36,553
2.55%, 02/04/30 (Call 01/04/30)	20	19,449
2.63%, 08/06/24 (Call 07/06/24)	35	35,266
4.00%, 05/15/25 (Call 04/15/25)	110	114,984
ING Groep NV, 4.10%, 10/02/23	200	206,526
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	10	9,708
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	10	9,809
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	10	9,886
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	10	9,676
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	10	9,688
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	20	18,726
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	10	9,401
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	10	9,959
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	10	9,562
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	60	53,912
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	10	9,120
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	60	59,034
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	10	9,474
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	10	9,846

Security	Par (000)	Value

Banks (continued)
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	$10	$9,668
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	10	9,954
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	210	201,615
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	10	8,642
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	20	19,110
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	10	9,582
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	10	10,025
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	201	196,373
2.95%, 10/01/26 (Call 07/01/26)	10	10,169
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)	10	10,060
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	160	155,333
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	200	197,864
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	50	47,319
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	10	9,264
3.13%, 01/23/25 (Call 10/23/24)	10	10,223
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(a)	110	104,078
3.20%, 06/15/26 (Call 03/15/26)	10	10,262
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	110	111,930
3.30%, 04/01/26 (Call 01/01/26)	10	10,314
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	150	144,502
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	210	215,666
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	10	10,334
3.63%, 05/13/24	10	10,334
3.63%, 12/01/27 (Call 12/01/26)	10	10,351
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	10	10,378
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	10	10,442
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	10	10,238
3.88%, 02/01/24	10	10,375
3.88%, 09/10/24	10	10,378
3.90%, 07/15/25 (Call 04/15/25)	10	10,451
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	100	104,175
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	10	10,469
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	125	132,582
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	10	10,539
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	10	10,320
4.13%, 12/15/26	10	10,629
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	10	10,651
4.25%, 10/01/27	10	10,693
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	100	109,490
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	10	10,805
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	10	10,977
5.40%, 01/06/42	50	61,973
5.60%, 07/15/41	50	63,012
5.63%, 08/16/43	50	62,958
8.00%, 04/29/27	50	62,231

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
KeyCorp.
2.25%, 04/06/27	$10	$9,854
2.55%, 10/01/29	10	9,725
4.10%, 04/30/28	50	53,663
KfW
0.25%, 10/19/23	155	152,148
0.25%, 03/08/24	180	175,516
0.50%, 09/20/24	175	170,088
0.63%, 01/22/26	80	76,420
1.38%, 08/05/24	205	204,022
2.00%, 05/02/25	169	170,404
2.50%, 11/20/24	25	25,573
2.63%, 02/28/24	25	25,556
Korea Development Bank (The)
0.40%, 03/09/24	200	194,870
3.00%, 01/13/26	45	46,697
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	50	48,067
0.88%, 09/03/30	70	64,207
Series 37, 2.50%, 11/15/27	99	102,169
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	200	204,974
4.05%, 08/16/23	250	257,517
4.38%, 03/22/28	200	213,196
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	50	51,145
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	200	193,114
3.20%, 07/18/29	25	25,184
3.75%, 07/18/39	200	208,950
3.76%, 07/26/23	60	61,648
3.96%, 03/02/28	10	10,577
4.29%, 07/26/38	45	49,968
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	200	187,304
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	200	197,848
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	225	207,729
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	10	9,863
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	10	9,716
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	10	9,645
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	10	9,369
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	10	9,480
1.59%, 05/04/27 (Call 04/04/27), (SOFR + 0.879%)(a)	10	9,527
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	10	8,936
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	10	9,015
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	10	9,866
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	10	9,236
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	100	98,330
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	100	90,813
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	515	499,200
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	10	10,059
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(a)	10	8,734
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	50	48,946
3.13%, 07/27/26	55	56,039
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	10	9,539
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10	10,331
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	210	216,968
3.63%, 01/20/27	10	10,427

Security	Par (000)	Value

Banks (continued)
3.70%, 10/23/24	$224	$231,712
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	10	10,194
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10	10,381
3.88%, 01/27/26	105	109,667
3.95%, 04/23/27	110	115,460
4.00%, 07/23/25	230	241,051
4.35%, 09/08/26	10	10,620
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	10	10,799
5.00%, 11/24/25	240	258,182
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	150	200,163
6.25%, 08/09/26	50	57,245
6.38%, 07/24/42	25	34,102
Series F, 3.88%, 04/29/24	105	108,538
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	10	9,598
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(a)	200	200,026
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	200	206,836
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	200	220,386
6.00%, 12/19/23	35	37,172
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	33,292
3.15%, 05/03/29 (Call 02/03/29)	61	63,477
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	50	50,964
3.65%, 08/03/28 (Call 05/03/28)	50	53,692
3.95%, 10/30/25	50	53,007
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	25	24,840
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	10,034
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	35	33,348
2.55%, 01/22/30 (Call 10/24/29)	10	9,833
2.60%, 07/23/26 (Call 05/24/26)	10	10,140
3.15%, 05/19/27 (Call 04/19/27)	10	10,365
3.45%, 04/23/29 (Call 01/23/29)	232	243,516
3.50%, 01/23/24 (Call 12/24/23)	60	61,748
3.90%, 04/29/24 (Call 03/29/24)	10	10,383
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	50	46,830
2.25%, 05/18/25 (Call 04/18/25)	264	264,393
Royal Bank of Canada
0.43%, 01/19/24	60	58,428
0.50%, 10/26/23	60	58,796
0.65%, 07/29/24	60	57,919
0.88%, 01/20/26	10	9,444
1.15%, 06/10/25	60	57,769
1.15%, 07/14/26	10	9,469
1.20%, 04/27/26	60	56,988
2.05%, 01/21/27	25	24,491
2.25%, 11/01/24	60	60,044
2.55%, 07/16/24	60	60,600
3.70%, 10/05/23	60	61,844
4.65%, 01/27/26	10	10,767
Santander Holdings USA Inc. 3.24%, 10/05/26 (Call 08/05/26)	50	50,521

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.45%, 06/02/25 (Call 05/02/25)	$60	$61,015
3.50%, 06/07/24 (Call 05/07/24)	35	35,720
4.40%, 07/13/27 (Call 04/14/27)	85	89,335
4.50%, 07/17/25 (Call 04/17/25)	60	62,909
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)	50	47,696
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	200	207,860
Santander UK PLC, 4.00%, 03/13/24	35	36,289
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	50	50,677
State Street Corp.
2.20%, 03/03/31	35	32,978
2.35%, 11/01/25 (Call 11/01/24)(a)	10	10,060
2.40%, 01/24/30	10	9,804
2.65%, 05/19/26	110	112,279
2.90%, 03/30/26 (Call 10/30/25), (SOFR + 2.600%)(a)	50	51,019
3.30%, 12/16/24	10	10,345
3.55%, 08/18/25	10	10,440
3.70%, 11/20/23	35	36,164
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	35	31,895
2.63%, 07/14/26	10	10,023
2.70%, 07/16/24	245	247,332
2.72%, 09/27/29	25	24,457
3.01%, 10/19/26	50	50,766
3.04%, 07/16/29	225	224,566
3.20%, 09/17/29	25	24,982
3.36%, 07/12/27	159	164,339
3.78%, 03/09/26	100	104,609
SVB Financial Group
2.10%, 05/15/28 (Call 03/15/28)	60	57,441
3.13%, 06/05/30 (Call 03/05/30)	25	25,128
3.50%, 01/29/25	141	145,324
Toronto-Dominion Bank (The)
0.45%, 09/11/23	60	58,830
0.55%, 03/04/24	60	58,293
0.75%, 06/12/23	175	173,168
0.75%, 09/11/25	10	9,451
0.75%, 01/06/26	10	9,431
1.15%, 06/12/25	60	57,808
1.20%, 06/03/26	10	9,518
1.25%, 12/13/24	50	48,850
2.65%, 06/12/24	210	212,684
3.25%, 03/11/24	60	61,571
3.50%, 07/19/23	60	61,501
Truist Bank
3.20%, 04/01/24 (Call 03/01/24)	160	164,285
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	65	66,680
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	9,278
1.20%, 08/05/25 (Call 07/03/25)	160	154,262
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	20	19,106
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	10	9,446
1.95%, 06/05/30 (Call 03/05/30)	10	9,358
2.50%, 08/01/24 (Call 07/01/24)	156	157,786
2.85%, 10/26/24 (Call 09/26/24)	10	10,191
3.70%, 06/05/25 (Call 05/05/25)	50	52,249
3.75%, 12/06/23 (Call 11/06/23)	50	51,593

Security	Par (000)	Value

Banks (continued)
3.88%, 03/19/29 (Call 02/19/29)	$10	$10,603
4.00%, 05/01/25 (Call 03/01/25)	50	52,475
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	10	8,945
1.45%, 05/12/25 (Call 04/12/25)	60	58,675
2.40%, 07/30/24 (Call 06/30/24)	60	60,676
3.00%, 07/30/29 (Call 04/30/29)	10	10,092
3.10%, 04/27/26 (Call 03/27/26)	141	145,004
3.38%, 02/05/24 (Call 01/05/24)	60	61,684
3.60%, 09/11/24 (Call 08/11/24)	10	10,375
3.70%, 01/30/24 (Call 12/29/23)	50	51,771
Series V, 2.38%, 07/22/26 (Call 06/22/26)	60	60,413
Series X, 3.15%, 04/27/27 (Call 03/27/27)	10	10,368
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	65	63,886
Wachovia Corp., 7.57%, 08/01/26(d)	10	11,876
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	10	9,683
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	10	9,975
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	10	9,881
2.19%, 04/30/26 (Call 04/29/25), (SOFR + 2.000%)(a)	60	59,235
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	60	58,666
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	10	9,972
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	35	33,595
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	110	108,269
3.00%, 02/19/25	60	61,089
3.00%, 04/22/26	60	60,819
3.00%, 10/23/26	175	177,441
3.07%, 04/30/41 (Call 04/29/40), (SOFR + 2.530%)(a)	210	195,903
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	10	10,164
3.30%, 09/09/24	10	10,257
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	30	30,389
3.55%, 09/29/25	10	10,365
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	60	61,954
3.75%, 01/24/24 (Call 12/24/23)	60	61,863
3.90%, 05/01/45	85	88,174
4.10%, 06/03/26	10	10,536
4.13%, 08/15/23	60	61,870
4.15%, 01/24/29 (Call 10/24/28)	148	157,716
4.30%, 07/22/27	10	10,675
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	60	65,593
4.75%, 12/07/46	10	11,247
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	190	234,266
5.38%, 11/02/43	100	119,502
5.95%, 12/01/86	200	242,020
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	65	64,451
Westpac Banking Corp.
1.15%, 06/03/26	10	9,574
2.15%, 06/03/31	35	33,345
2.35%, 02/19/25	60	60,494
2.67%, 11/15/35 (Call 11/15/30)(a)	10	9,051
2.70%, 08/19/26	50	50,927
2.85%, 05/13/26	10	10,263
2.89%, 02/04/30 (Call 02/04/25)(a)	10	9,881
3.30%, 02/26/24	35	36,035
3.35%, 03/08/27	60	62,746

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 01/25/28	$10	$10,486
4.11%, 07/24/34 (Call 07/24/29)(a)	5	5,151
4.42%, 07/24/39	85	91,836

		32,097,423

Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	250	261,337
4.70%, 02/01/36 (Call 08/01/35)	10	11,158
4.90%, 02/01/46 (Call 08/01/45)	205	232,880
Anheuser-Busch InBev Finance Inc., 4.63%, 02/01/44	5	5,457
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	160	167,198
4.35%, 06/01/40 (Call 12/01/39)	10	10,664
4.38%, 04/15/38 (Call 10/15/37)	10	10,730
4.44%, 10/06/48 (Call 04/06/48)	150	160,639
4.50%, 06/01/50 (Call 12/01/49)	10	11,016
4.60%, 04/15/48 (Call 10/15/47)	210	230,643
4.60%, 06/01/60 (Call 12/01/59)	10	10,873
4.75%, 01/23/29 (Call 10/23/28)	10	11,129
4.75%, 04/15/58 (Call 10/15/57)	10	11,075
4.90%, 01/23/31 (Call 10/23/30)	120	137,854
5.45%, 01/23/39 (Call 07/23/38)	10	11,913
5.55%, 01/23/49 (Call 07/23/48)	115	142,386
5.80%, 01/23/59 (Call 07/23/58)	111	142,495
Coca-Cola Co. (The)
1.00%, 03/15/28	10	9,253
1.38%, 03/15/31	10	8,978
1.45%, 06/01/27	10	9,613
1.50%, 03/05/28	10	9,562
1.65%, 06/01/30	75	69,504
1.75%, 09/06/24	10	10,004
2.13%, 09/06/29	75	73,149
2.25%, 01/05/32	10	9,646
2.90%, 05/25/27	454	467,979
3.00%, 03/05/51	125	118,841
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	10	9,181
2.88%, 05/01/30 (Call 02/01/30)	10	9,762
3.15%, 08/01/29 (Call 05/01/29)	10	10,011
3.60%, 02/15/28 (Call 11/15/27)	200	206,078
4.10%, 02/15/48 (Call 08/15/47)	25	24,940
Diageo Capital PLC, 3.88%, 04/29/43 (Call 10/29/42)	55	59,265
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	210	204,651
2.25%, 03/15/31 (Call 12/15/30)	10	9,382
3.20%, 05/01/30 (Call 02/01/30)	10	10,116
3.35%, 03/15/51 (Call 09/15/50)	15	13,663
3.80%, 05/01/50 (Call 11/01/49)	50	49,185
4.60%, 05/25/28 (Call 02/25/28)	10	10,934
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	10	10,179
4.20%, 07/15/46 (Call 01/15/46)	55	54,823
5.00%, 05/01/42	10	10,936
PepsiCo Inc.
0.40%, 10/07/23	10	9,824
1.40%, 02/25/31 (Call 11/25/30)	200	181,746
1.63%, 05/01/30 (Call 02/01/30)	10	9,324
2.25%, 03/19/25 (Call 02/19/25)	10	10,102
2.38%, 10/06/26 (Call 07/06/26)	10	10,141

Security	Par (000)	Value

Beverages (continued)
2.63%, 07/29/29 (Call 04/29/29)	$10	$10,113
2.63%, 10/21/41 (Call 04/21/41)	10	9,284
2.75%, 03/19/30 (Call 12/19/29)	75	76,075
2.85%, 02/24/26 (Call 11/24/25)	10	10,309
2.88%, 10/15/49 (Call 04/15/49)	25	23,564
3.00%, 10/15/27 (Call 07/15/27)	10	10,399
3.38%, 07/29/49 (Call 01/29/49)	28	28,319
3.60%, 03/01/24 (Call 12/01/23)	10	10,336
3.63%, 03/19/50 (Call 09/19/49)	5	5,344

		3,453,962

Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	10	9,940
2.00%, 01/15/32 (Call 10/15/31)	100	91,472
2.20%, 02/21/27 (Call 12/21/26)	10	9,857
2.25%, 08/19/23 (Call 06/19/23)	60	60,515
2.30%, 02/25/31 (Call 11/25/30)	10	9,453
2.45%, 02/21/30 (Call 11/21/29)	10	9,655
2.60%, 08/19/26 (Call 05/19/26)	10	10,091
2.77%, 09/01/53 (Call 03/01/53)	75	60,934
3.13%, 05/01/25 (Call 02/01/25)	10	10,228
3.15%, 02/21/40 (Call 08/21/39)	10	9,307
3.20%, 11/02/27 (Call 08/02/27)	210	216,691
3.35%, 02/22/32 (Call 11/22/31)	10	10,199
3.38%, 02/21/50 (Call 08/21/49)	185	169,680
3.63%, 05/22/24 (Call 02/22/24)	10	10,333
4.40%, 05/01/45 (Call 11/01/44)	110	117,556
4.56%, 06/15/48 (Call 12/15/47)	25	27,414
4.66%, 06/15/51 (Call 12/15/50)	10	11,218
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	60	54,923
3.15%, 05/01/50 (Call 11/01/49)	110	90,960
4.05%, 09/15/25 (Call 06/15/25)	10	10,454
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/21/22)	7	6,899
1.20%, 10/01/27 (Call 08/01/27)	10	9,304
1.65%, 10/01/30 (Call 07/01/30)	10	9,078
2.80%, 10/01/50 (Call 04/01/50)	10	8,463
2.95%, 03/01/27 (Call 12/01/26)	10	10,198
3.50%, 02/01/25 (Call 11/01/24)	10	10,345
3.65%, 03/01/26 (Call 12/01/25)	10	10,434
3.70%, 04/01/24 (Call 01/01/24)	10	10,324
4.15%, 03/01/47 (Call 09/01/46)	150	157,390
4.50%, 02/01/45 (Call 08/01/44)	25	27,346
4.75%, 03/01/46 (Call 09/01/45)	25	28,376
5.65%, 12/01/41 (Call 06/01/41)	115	143,699
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	60	56,666
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	8,929
2.80%, 09/15/50 (Call 03/15/50)	10	8,250
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	10	8,937
2.20%, 09/02/30 (Call 06/02/30)	65	59,082
3.30%, 09/02/40 (Call 03/02/40)	50	44,256
3.35%, 09/02/51 (Call 03/02/51)	10	8,365

		1,627,221

Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	10	9,988
2.49%, 02/15/27 (Call 12/15/26)	10	9,959

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
2.70%, 02/15/31 (Call 11/15/30)	$15	$14,504
2.72%, 02/15/30 (Call 11/15/29)	175	170,177
3.38%, 04/05/40 (Call 10/05/39)	50	47,026
3.58%, 04/05/50 (Call 10/05/49)	50	47,511
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	60	56,092
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	121	122,797
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	35	38,211
4.63%, 07/02/44 (Call 01/02/44)	50	56,236
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	10	9,148
Lafarge SA, 7.13%, 07/15/36	50	68,164
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	100	96,232
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	10	9,413
3.20%, 07/15/51 (Call 01/15/51)	10	8,947
3.45%, 06/01/27 (Call 03/01/27)	50	52,069
3.50%, 12/15/27 (Call 09/15/27)	50	52,540
4.25%, 07/02/24 (Call 04/02/24)	344	359,280
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	50	45,155
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	50	52,274
4.20%, 12/01/24 (Call 09/01/24)	90	93,955
4.30%, 07/15/47 (Call 01/15/47)	15	15,688
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	30	31,077
3.90%, 04/01/27 (Call 01/01/27)	65	68,492
4.50%, 06/15/47 (Call 12/15/46)	15	16,520

		1,551,455

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	10	9,794
2.70%, 05/15/40 (Call 11/15/39)	75	68,884
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	10	10,555
CF Industries Inc.
4.95%, 06/01/43	45	48,504
5.15%, 03/15/34	50	56,084
5.38%, 03/15/44	20	22,568
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	69,973
3.60%, 11/15/50 (Call 05/15/50)	10	9,529
4.38%, 11/15/42 (Call 05/15/42)	100	107,149
5.55%, 11/30/48 (Call 05/30/48)	50	63,097
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	10	11,075
5.32%, 11/15/38 (Call 05/15/38)	130	154,734
5.42%, 11/15/48 (Call 05/15/48)	10	12,576
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	20	21,679
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)	100	94,337
2.13%, 08/15/50 (Call 02/15/50)	50	39,012
2.70%, 11/01/26 (Call 08/01/26)	10	10,184
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	75	72,396
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	15	15,139
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	65	62,226
4.50%, 05/01/29 (Call 02/01/29)	80	84,857

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	$80	$71,208
3.20%, 01/30/26 (Call 10/30/25)	50	51,874
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	10	10,991
LYB International Finance III LLC, 3.63%, 04/01/51 (Call 04/01/50)	110	103,851
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	50	52,964
Nutrien Ltd., 3.95%, 05/13/50 (Call 11/13/49)	50	52,368
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	10	9,546
2.80%, 08/15/29 (Call 05/15/29)	50	49,933
Rohm & Haas Co., 7.85%, 07/15/29	25	32,793
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	120	126,319
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	10	9,493
3.45%, 06/01/27 (Call 03/01/27)	60	62,428
3.80%, 08/15/49 (Call 02/15/49)	50	49,812
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	132	137,186

		1,865,118

Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	10	8,999
1.70%, 05/15/28 (Call 03/15/28)	10	9,640
3.38%, 09/15/25 (Call 06/15/25)	39	40,710
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	25	23,868
3.88%, 08/15/30 (Call 05/15/30)	10	10,135
5.25%, 10/01/25 (Call 07/01/25)	42	45,302
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	5	4,461
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	10	10,559
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	20	18,958
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	50,377
2.60%, 12/15/25 (Call 11/15/25)	25	25,029
3.10%, 05/15/30 (Call 02/15/30)	10	9,906
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	5	4,360
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	22,731
George Washington University (The)
4.87%, 09/15/45	51	62,681
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	10	11,215
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	25	22,578
Series B, 4.32%, 04/01/49 (Call 10/01/48)	25	27,734
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	60	56,647
2.65%, 02/15/25 (Call 01/15/24)	75	75,346
2.90%, 05/15/30 (Call 02/15/30)	60	57,745
3.20%, 08/15/29 (Call 05/15/29)	25	24,712
4.15%, 08/15/49 (Call 02/15/49)	10	9,862
4.80%, 04/01/26 (Call 01/01/26)	10	10,735
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	10	9,543
2.65%, 07/15/31 (Call 04/15/31)(b)	25	23,195
Johns Hopkins University, Series A, 2.81%, 01/01/60 (Call 07/01/59)	35	31,867

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	$30	$28,685
2.41%, 06/01/50 (Call 12/01/49)	10	8,775
3.65%, 05/01/48 (Call 11/01/47)	5	5,540
Massachusetts Institute of Technology
3.89%, 07/01/2116	10	10,620
5.60%, 07/01/2111	25	38,431
Series G, 2.29%, 07/01/51 (Call 01/01/51)	5	4,245
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	200	183,696
3.25%, 05/20/50 (Call 11/20/49)	30	27,319
Northeastern University, Series 2020, 2.89%, 10/01/50	45	40,362
Northwestern University
4.64%, 12/01/44	10	11,850
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	40	45,712
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	5	4,521
PayPal Holdings Inc.
1.35%, 06/01/23	60	59,871
1.65%, 06/01/25 (Call 05/01/25)	110	107,805
2.30%, 06/01/30 (Call 03/01/30)	10	9,534
2.40%, 10/01/24 (Call 09/01/24)	10	10,087
2.65%, 10/01/26 (Call 08/01/26)	10	10,105
2.85%, 10/01/29 (Call 07/01/29)	10	9,966
3.25%, 06/01/50 (Call 12/01/49)	10	9,369
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	54	54,934
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	25	24,100
2.35%, 01/15/32 (Call 10/15/31)	5	4,531
2.90%, 10/01/30 (Call 07/01/30)	5	4,795
3.05%, 10/01/41 (Call 04/01/41)	15	13,066
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	15	14,722
Trustees of Boston College, 3.13%, 07/01/52	5	4,876
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	5	5,581
Trustees of Princeton University (The)
5.70%, 03/01/39	50	67,431
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	4,418
Trustees of the University of Pennsylvania (The)
4.67%, 09/01/2112	5	6,457
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	5	4,300
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	10	10,143
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	10	9,806
4.00%, 10/01/53 (Call 04/01/53)	30	33,648
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	5	4,738
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	35	36,444
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	40	41,751
University of Southern California
5.25%, 10/01/2111	5	6,882
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	25	23,340
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	75	79,963
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	5	4,845

		1,796,159

Computers — 1.0%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	23,568
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	10	9,518

Security	Par (000)	Value

Computers (continued)
0.70%, 02/08/26 (Call 01/08/26)	$10	$9,557
1.13%, 05/11/25 (Call 04/11/25)	10	9,766
1.20%, 02/08/28 (Call 12/08/27)	10	9,397
1.25%, 08/20/30 (Call 05/20/30)	10	9,013
1.40%, 08/05/28 (Call 06/05/28)	10	9,440
1.65%, 05/11/30 (Call 02/11/30)	10	9,351
1.65%, 02/08/31 (Call 11/08/30)	143	132,727
1.70%, 08/05/31 (Call 05/05/31)	10	9,273
1.80%, 09/11/24 (Call 08/11/24)	10	10,001
2.05%, 09/11/26 (Call 07/11/26)	10	9,982
2.20%, 09/11/29 (Call 06/11/29)	10	9,813
2.38%, 02/08/41 (Call 08/08/40)	10	8,896
2.40%, 08/20/50 (Call 06/20/50)	10	8,461
2.45%, 08/04/26 (Call 05/04/26)	210	213,295
2.50%, 02/09/25	10	10,177
2.55%, 08/20/60 (Call 02/20/60)	10	8,319
2.65%, 05/11/50 (Call 11/11/49)	110	97,929
2.65%, 02/08/51 (Call 08/08/50)	140	124,543
2.70%, 08/05/51 (Call 02/05/51)	10	8,940
2.75%, 01/13/25 (Call 11/13/24)	10	10,245
2.80%, 02/08/61 (Call 02/08/60)	50	44,015
2.85%, 05/11/24 (Call 03/11/24)	10	10,223
2.85%, 08/05/61 (Call 02/05/61)	10	8,881
2.90%, 09/12/27 (Call 06/12/27)	10	10,312
2.95%, 09/11/49 (Call 03/11/49)	10	9,408
3.00%, 02/09/24 (Call 12/09/23)	10	10,250
3.00%, 06/20/27 (Call 03/20/27)	10	10,407
3.00%, 11/13/27 (Call 08/13/27)	10	10,391
3.20%, 05/13/25	10	10,375
3.20%, 05/11/27 (Call 02/11/27)	60	62,867
3.25%, 02/23/26 (Call 11/23/25)	210	219,183
3.35%, 02/09/27 (Call 11/09/26)	10	10,537
3.45%, 05/06/24	10	10,361
3.45%, 02/09/45	15	15,330
3.75%, 11/13/47 (Call 05/13/47)	200	213,878
3.85%, 05/04/43	50	53,789
3.85%, 08/04/46 (Call 02/04/46)	79	85,455
4.38%, 05/13/45	50	57,981
4.45%, 05/06/44	5	5,839
4.65%, 02/23/46 (Call 08/23/45)	50	60,709
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(b)	15	14,270
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	25	22,046
4.00%, 07/15/24 (Call 06/15/24)	150	155,647
4.90%, 10/01/26 (Call 08/01/26)	10	10,838
5.45%, 06/15/23 (Call 04/15/23)	9	9,369
5.85%, 07/15/25 (Call 06/15/25)	194	213,222
6.02%, 06/15/26 (Call 03/15/26)	170	190,130
8.10%, 07/15/36 (Call 01/15/36)	6	8,305
8.35%, 07/15/46 (Call 01/15/46)	19	28,913
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	15	14,246
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	10	9,655
4.45%, 10/02/23 (Call 09/02/23)	35	36,307
4.90%, 10/15/25 (Call 07/15/25)	10	10,739
6.20%, 10/15/35 (Call 04/15/35)	35	41,879
6.35%, 10/15/45 (Call 04/15/45)	25	29,839
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	10	9,485
2.20%, 06/17/25 (Call 05/17/25)	25	24,842

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.00%, 06/17/27 (Call 04/17/27)	$85	$85,732
6.00%, 09/15/41	75	89,935
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	100	96,147
1.95%, 05/15/30 (Call 02/15/30)	100	93,893
2.85%, 05/15/40 (Call 11/15/39)	125	113,856
3.00%, 05/15/24	200	204,678
3.30%, 05/15/26	100	104,094
3.38%, 08/01/23	100	102,501
3.50%, 05/15/29	100	104,712
3.63%, 02/12/24	100	103,437
4.25%, 05/15/49	100	109,877
7.13%, 12/01/96	5	8,220
Kyndryl Holdings Inc., 2.70%, 10/15/28 (Call 08/15/28)(b)	50	46,249
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	15	13,679
2.95%, 05/15/23 (Call 04/15/23)	65	65,786
3.63%, 05/15/25 (Call 04/15/25)	50	51,560
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	10	9,803
2.70%, 06/22/30 (Call 03/22/30)	10	9,680
3.30%, 09/29/24 (Call 07/29/24)	100	102,374
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	33,078

		4,051,425

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24	15	15,465
3.70%, 08/01/47 (Call 02/01/47)	25	27,461
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	48,782
Procter & Gamble Co. (The)
0.55%, 10/29/25	10	9,510
1.00%, 04/23/26	10	9,600
1.20%, 10/29/30	10	9,063
1.95%, 04/23/31	10	9,617
2.45%, 11/03/26	10	10,181
2.80%, 03/25/27	25	25,765
3.00%, 03/25/30	10	10,422
3.60%, 03/25/50	25	27,523
Unilever Capital Corp., 5.90%, 11/15/32	56	71,258

		274,647

Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	30	34,607

Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.15%, 02/15/24 (Call 01/15/24)	150	151,528
3.30%, 01/30/32 (Call 10/30/31)	200	189,728
3.50%, 01/15/25 (Call 11/15/24)	25	25,400
4.45%, 04/03/26 (Call 02/03/26)	25	26,064
4.63%, 10/15/27 (Call 08/15/27)	25	26,569
6.50%, 07/15/25 (Call 06/15/25)	150	165,352
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	10,351
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	10	9,507
2.88%, 01/15/26 (Call 12/15/25)	110	109,723
3.63%, 12/01/27 (Call 09/01/27)	33	33,496
3.88%, 07/03/23 (Call 06/03/23)	10	10,207
Aircastle Ltd., 4.13%, 05/01/24 (Call 02/01/24)	35	35,816

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	$50	$49,404
3.05%, 06/05/23 (Call 05/05/23)	50	50,587
3.88%, 05/21/24 (Call 04/21/24)	310	319,849
5.13%, 09/30/24	15	15,911
5.80%, 05/01/25 (Call 04/01/25)	10	10,826
8.00%, 11/01/31	25	32,881
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	60	60,715
3.00%, 10/30/24 (Call 09/29/24)	60	61,362
3.13%, 05/20/26 (Call 04/20/26)	10	10,272
3.30%, 05/03/27 (Call 04/02/27)(b)	10	10,319
3.40%, 02/22/24 (Call 01/22/24)	60	61,687
3.63%, 12/05/24 (Call 11/04/24)	50	51,760
3.70%, 08/03/23 (Call 07/03/23)	60	61,611
4.20%, 11/06/25 (Call 10/06/25)	260	276,601
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	84	86,018
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	35	32,777
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	10	9,186
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	100	95,558
3.50%, 03/30/51 (Call 09/30/50)	25	22,867
3.90%, 01/25/28 (Call 10/25/27)	5	5,251
4.35%, 04/15/30 (Call 01/15/30)	75	80,646
4.85%, 03/29/29 (Call 12/29/28)	15	16,529
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	10	8,964
2.60%, 05/11/23 (Call 04/11/23)	60	60,571
3.20%, 02/05/25 (Call 01/05/25)	10	10,215
3.30%, 10/30/24 (Call 09/30/24)	10	10,240
3.65%, 05/11/27 (Call 04/11/27)	60	62,219
3.75%, 04/24/24 (Call 03/24/24)	10	10,324
3.75%, 07/28/26 (Call 06/28/26)	10	10,389
3.75%, 03/09/27 (Call 02/09/27)	10	10,450
3.80%, 01/31/28 (Call 12/31/27)	10	10,428
3.90%, 01/29/24 (Call 12/29/23)	60	61,882
4.20%, 10/29/25 (Call 09/29/25)	110	115,520
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	150	157,491
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	90	85,316
1.15%, 05/13/26 (Call 04/13/26)	10	9,599
1.65%, 03/11/31 (Call 12/11/30)	10	9,080
1.95%, 12/01/31 (Call 09/01/31)	50	46,170
2.00%, 03/20/28 (Call 01/20/28)	10	9,712
2.30%, 05/13/31 (Call 02/13/31)	10	9,574
3.25%, 05/22/29 (Call 02/22/29)	60	61,769
3.63%, 04/01/25 (Call 01/01/25)	15	15,601
3.85%, 05/21/25 (Call 03/21/25)	15	15,759
4.63%, 03/22/30 (Call 12/22/29)	5	5,671
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	45	42,283
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	10	10,267
3.75%, 06/15/28 (Call 03/15/28)	65	69,599
4.15%, 06/15/48 (Call 12/15/47)	5	5,725
5.30%, 09/15/43 (Call 03/15/43)	30	38,320
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	38,325
3.95%, 11/06/24 (Call 08/06/24)	133	138,155

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.10%, 02/09/27 (Call 11/09/26)	$10	$10,484
Franklin Resources Inc.
2.94%, 10/30/30 (Call 07/30/30)	10	8,949
3.35%, 08/12/51 (Call 02/12/51)	65	56,180
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	160	143,082
2.10%, 06/15/30 (Call 03/15/30)	10	9,439
3.00%, 06/15/50 (Call 12/15/49)	110	98,065
3.75%, 12/01/25 (Call 09/01/25)	15	15,742
Invesco Finance PLC
3.75%, 01/15/26	90	94,300
5.38%, 11/30/43	10	11,930
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	15	13,859
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	10	10,509
4.85%, 01/15/27	78	84,993
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	25	25,859
Legg Mason Inc.
4.75%, 03/15/26	25	27,202
5.63%, 01/15/44	10	12,469
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	10	9,515
2.95%, 11/21/26 (Call 08/21/26)	10	10,374
2.95%, 06/01/29 (Call 03/01/29)	10	10,276
2.95%, 03/15/51 (Call 09/15/50)	10	9,496
3.30%, 03/26/27 (Call 01/26/27)	10	10,510
3.35%, 03/26/30 (Call 12/26/29)	10	10,492
3.85%, 03/26/50 (Call 09/26/49)	77	83,617
3.95%, 02/26/48 (Call 08/26/47)	40	43,758
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	50	53,997
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	120	105,878
3.85%, 06/30/26 (Call 03/30/26)	50	52,361
Nomura Holdings Inc.
1.65%, 07/14/26	200	189,996
2.65%, 01/16/25	200	200,630
ORIX Corp., 3.25%, 12/04/24	50	51,194
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	45	49,502
4.95%, 07/15/46	50	57,535
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	15	15,762
4.25%, 07/18/24	10	10,414
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	50	50,945
4.25%, 08/15/24 (Call 05/15/24)	35	36,216
4.38%, 03/19/24 (Call 02/19/24)	35	36,210
4.50%, 07/23/25 (Call 04/24/25)	60	62,924
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	10	9,264
1.10%, 02/15/31 (Call 11/15/30)	10	8,860
1.90%, 04/15/27 (Call 02/15/27)	10	9,851
2.00%, 08/15/50 (Call 02/15/50)	10	7,966
2.05%, 04/15/30 (Call 01/15/30)	60	57,901
3.15%, 12/14/25 (Call 09/14/25)	10	10,364
4.15%, 12/14/35 (Call 06/14/35)	185	207,489
4.30%, 12/14/45 (Call 06/14/45)	75	86,849

Security	Par (000)	Value

Diversified Financial Services (continued)
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	$35	$33,401
2.85%, 01/10/25 (Call 12/10/24)	75	75,953

		5,648,538

Electric — 2.7%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	50	45,925
3.95%, 06/01/28 (Call 03/01/28)	15	15,805
Series H, 3.45%, 01/15/50 (Call 07/15/49)	104	95,827
Series I, 2.10%, 07/01/30 (Call 04/01/30)	35	32,316
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	35	31,554
4.00%, 12/01/46 (Call 06/01/46)	10	10,482
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	230	218,371
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	183	183,404
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	50	44,976
3.25%, 03/15/50 (Call 09/15/49)	40	38,006
4.50%, 03/15/49 (Call 09/15/48)	35	40,205
Appalachian Power Co., Series Y, 4.50%, 03/01/49 (Call 09/01/48)	10	10,738
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	35	34,004
4.20%, 08/15/48 (Call 02/15/48)	25	25,659
4.35%, 11/15/45 (Call 05/15/45)	35	36,518
4.50%, 04/01/42 (Call 10/01/41)	35	37,744
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	37	37,733
3.20%, 04/15/25 (Call 03/15/25)	151	154,462
3.80%, 06/01/29 (Call 03/01/29)	50	52,251
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	16,685
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	150	142,602
3.75%, 08/15/47 (Call 02/15/47)	45	45,903
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	8,506
4.45%, 01/15/49 (Call 07/15/48)	75	82,342
6.13%, 04/01/36	200	255,090
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	9,417
3.05%, 10/15/29 (Call 07/15/29)	10	9,919
4.25%, 11/30/23 (Call 08/30/23)	15	15,511
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50 (Call 01/01/50)	41	36,767
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	41	40,524
3.70%, 09/01/49 (Call 03/01/49)	35	34,367
4.25%, 11/01/28 (Call 08/01/28)	25	26,739
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	15	15,585
3.75%, 12/01/50 (Call 12/01/30)(a)	15	13,515
Commonwealth Edison Co.
4.00%, 03/01/49 (Call 09/01/48)	35	37,286
4.70%, 01/15/44 (Call 07/15/43)	100	115,279
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	35	35,522
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45 (Call 12/01/44)	50	54,021
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	100	95,320
3.60%, 06/15/61 (Call 12/15/60)	60	56,166

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)	$115	$123,793
4.50%, 05/15/58 (Call 11/15/57)	25	27,236
Series 05-A, 5.30%, 03/01/35	50	58,642
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	50	49,909
Series C, 4.30%, 12/01/56 (Call 06/01/56)	5	5,284
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	10,218
5.60%, 06/15/42 (Call 12/15/41)	5	5,490
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	45	42,420
3.50%, 08/01/51 (Call 02/01/51)	50	49,950
3.75%, 02/15/50 (Call 08/15/49)	35	36,246
4.05%, 05/15/48 (Call 11/15/47)	5	5,395
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	150	144,088
Series E, 6.30%, 03/15/33	35	43,425
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	100	129,362
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	65	59,512
3.65%, 03/01/52 (Call 09/01/51)	10	10,378
3.70%, 06/01/46 (Call 12/01/45)	40	41,193
3.75%, 08/15/47 (Call 02/15/47)	35	36,031
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	10,150
DTE Energy Co.
Series C, 3.40%, 06/15/29 (Call 03/15/29)	35	35,766
Series F, 1.05%, 06/01/25 (Call 05/01/25)	60	57,354
Duke Energy Carolinas LLC, 2.45%, 02/01/30 (Call 11/01/29)	50	48,495
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,492
2.45%, 06/01/30 (Call 03/01/30)	10	9,462
2.55%, 06/15/31 (Call 03/15/31)	10	9,373
2.65%, 09/01/26 (Call 06/01/26)	10	10,055
3.15%, 08/15/27 (Call 05/15/27)	10	10,214
3.25%, 01/15/82 (Call 10/15/26)(a)	15	13,732
3.30%, 06/15/41 (Call 12/15/40)	75	69,013
3.40%, 06/15/29 (Call 03/15/29)	10	10,180
3.50%, 06/15/51 (Call 12/15/50)	10	9,184
3.75%, 04/15/24 (Call 01/15/24)	10	10,323
3.75%, 09/01/46 (Call 03/01/46)	75	71,627
3.95%, 10/15/23 (Call 07/15/23)	125	128,344
3.95%, 08/15/47 (Call 02/15/47)	200	196,614
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	51,671
3.85%, 11/15/42 (Call 05/15/42)	5	5,128
4.20%, 07/15/48 (Call 01/15/48)	10	10,929
6.35%, 09/15/37	140	185,849
Duke Energy Indiana LLC, Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	10	9,212
Duke Energy Progress LLC, 4.15%, 12/01/44 (Call 06/01/44)	168	178,406
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	100	102,945
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	50	53,315
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	25	25,756
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	21,334
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	50	53,069
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,457
1.90%, 06/15/28 (Call 04/15/28)	100	93,764
2.40%, 06/15/31 (Call 03/05/31)	5	4,637
2.95%, 09/01/26 (Call 06/01/26)	100	101,276

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 10/01/22)	$25	$24,301
3.25%, 04/01/28 (Call 01/01/28)	50	51,298
4.20%, 09/01/48 (Call 03/01/48)	50	53,744
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	50	53,293
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	60	55,745
4.25%, 12/01/45 (Call 06/01/45)	35	37,360
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	15	16,331
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	85	81,501
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	50	47,599
2.90%, 03/01/27 (Call 02/01/27)	10	10,066
3.38%, 03/01/32 (Call 12/01/31)	10	10,129
3.45%, 01/15/50 (Call 07/15/49)	15	14,075
Series L, 2.90%, 10/01/24 (Call 08/01/24)	110	111,618
Series M, 3.30%, 01/15/28 (Call 10/15/27)	10	10,185
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	150	154,821
3.95%, 06/15/25 (Call 03/15/25)	60	62,417
4.05%, 04/15/30 (Call 01/15/30)	50	53,023
4.70%, 04/15/50 (Call 10/15/49)	140	158,745
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	5	5,647
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10	10,211
4.13%, 02/01/42 (Call 08/01/41)	35	37,876
4.13%, 06/01/48 (Call 12/01/47)	35	38,933
5.25%, 02/01/41 (Call 08/01/40)	100	122,005
5.96%, 04/01/39	35	45,862
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	10,096
Georgia Power Co.
4.30%, 03/15/42	5	5,220
4.30%, 03/15/43	5	5,149
Series A, 2.10%, 07/30/23	10	10,043
Series A, 3.25%, 03/15/51 (Call 09/15/50)	105	93,883
Series B, 3.70%, 01/30/50 (Call 07/30/49)	5	4,755
Iberdrola International BV
5.81%, 03/15/25	100	110,482
6.75%, 07/15/36	55	75,203
Indiana Michigan Power Co., 4.25%, 08/15/48 (Call 02/15/48)	35	37,654
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	20	19,027
3.60%, 04/01/29 (Call 01/01/29)	5	5,189
ITC Holdings Corp.
3.35%, 11/15/27 (Call 08/15/27)	95	97,956
3.65%, 06/15/24 (Call 03/15/24)	50	51,294
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	40	46,941
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	10	10,874
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	5	4,442
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (Call 01/25/27)	50	51,152
3.70%, 03/15/29 (Call 12/15/28)	65	68,269
3.90%, 11/01/28 (Call 08/01/28)	10	10,662
4.30%, 03/15/49 (Call 09/15/48)	15	16,793
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)	64	62,884
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	50	52,626

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	$45	$43,570
1.90%, 06/15/28 (Call 04/15/28)	100	95,066
2.25%, 06/01/30 (Call 03/01/30)	50	46,496
2.44%, 01/15/32 (Call 10/15/31)	25	23,414
3.00%, 01/15/52 (Call 07/15/51)	30	25,933
3.50%, 04/01/29 (Call 01/01/29)	171	176,053
3.55%, 05/01/27 (Call 02/01/27)	10	10,404
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	35	31,720
3.60%, 09/15/47 (Call 03/15/47)	35	35,316
6.20%, 07/01/37	35	46,775
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	5	4,632
Oglethorpe Power Corp., 5.25%, 09/01/50	22	25,534
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	35	36,364
4.15%, 04/01/48 (Call 10/01/47)	35	36,588
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (Call 04/11/22)	35	34,518
3.25%, 04/01/30 (Call 10/01/29)	50	50,834
4.15%, 04/01/47 (Call 10/01/46)	35	37,521
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(b)	10	8,635
2.75%, 05/15/30 (Call 02/15/30)	15	14,945
3.80%, 09/30/47 (Call 03/30/47)	35	36,263
4.10%, 11/15/48 (Call 05/15/48)	15	16,369
4.55%, 12/01/41 (Call 06/01/41)	29	32,720
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	165	146,847
3.30%, 08/01/40 (Call 02/01/40)	50	41,952
3.50%, 08/01/50 (Call 02/01/50)	65	53,524
3.95%, 12/01/47 (Call 06/01/47)	100	86,890
4.20%, 06/01/41 (Call 12/01/40)	10	9,175
4.50%, 07/01/40 (Call 01/01/40)	75	70,960
4.55%, 07/01/30 (Call 01/01/30)	20	20,559
4.75%, 02/15/44 (Call 08/15/43)	10	9,565
4.95%, 07/01/50 (Call 01/01/50)	90	89,456
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	10	8,851
4.15%, 02/15/50 (Call 08/15/49)	75	79,380
6.00%, 01/15/39	100	126,836
PECO Energy Co.
3.05%, 03/15/51 (Call 09/15/50)	5	4,621
3.70%, 09/15/47 (Call 03/15/47)	10	10,243
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	200	191,954
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	100	108,802
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	95	101,435
Series 17, 6.25%, 09/01/37	60	81,618
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	65	60,330
2.45%, 01/15/30 (Call 10/15/29)	5	4,914
3.20%, 05/15/29 (Call 02/15/29)	5	5,142
3.60%, 12/01/47 (Call 06/01/47)	5	5,047
3.80%, 03/01/46 (Call 09/01/45)	10	10,413
3.85%, 05/01/49 (Call 11/01/48)	10	10,551
4.05%, 05/01/48 (Call 11/01/47)	50	54,042
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	110	104,004
2.88%, 06/15/24 (Call 05/15/24)	250	253,497

Security	Par (000)	Value

Electric (continued)
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	$5	$4,762
4.10%, 06/15/30 (Call 03/15/30)	65	67,799
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	56	52,207
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	100	89,614
Sempra Energy, 4.00%, 02/01/48 (Call 08/01/47)	60	60,572
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	145	137,034
4.00%, 04/01/47 (Call 10/01/46)	5	4,921
4.65%, 10/01/43 (Call 04/01/43)	100	106,868
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	10	10,127
3.25%, 07/01/26 (Call 04/01/26)	10	10,224
4.25%, 07/01/36 (Call 01/01/36)	10	10,503
4.40%, 07/01/46 (Call 01/01/46)	206	215,717
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	10	9,710
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	10	9,294
Series A, 3.70%, 04/30/30 (Call 01/30/30)	10	10,312
Southwestern Public Service Co., Series 6, 4.40%, 11/15/48 (Call 05/15/48)	35	39,068
Tampa Electric Co.
4.30%, 06/15/48 (Call 12/15/47)	30	33,233
4.35%, 05/15/44 (Call 11/15/43)	35	38,293
4.45%, 06/15/49 (Call 12/15/48)	25	28,551
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	10	8,878
4.00%, 06/15/50 (Call 12/15/49)	30	30,622
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	60	61,262
3.25%, 10/01/49 (Call 04/01/49)	30	28,795
3.65%, 04/15/45 (Call 10/15/44)	35	35,151
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	50	40,995
4.00%, 01/15/43 (Call 07/15/42)	100	105,795
4.60%, 12/01/48 (Call 06/01/48)	50	58,210
Series A, 3.15%, 01/15/26 (Call 10/15/25)	150	153,993
Series B, 2.95%, 11/15/26 (Call 08/15/26)	35	35,673
Series D, 4.65%, 08/15/43 (Call 02/15/43)	35	39,493
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	35	34,154
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	35	33,039
4.30%, 10/15/48 (Call 04/15/48)	35	38,595
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	5	4,661
3.00%, 07/01/29 (Call 04/01/29)	50	50,468
3.05%, 10/15/27 (Call 07/15/27)	100	101,987
3.65%, 04/01/50 (Call 10/01/49)	5	5,062
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	30	28,427
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	10	9,432
3.40%, 06/01/30 (Call 12/01/29)	65	66,941

		11,435,843

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	10	9,243
Emerson Electric Co., 0.88%, 10/15/26 (Call 09/15/26)	10	9,436

		18,679

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics — 0.3%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	$60	$56,111
3.88%, 07/15/23 (Call 04/15/23)	25	25,587
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	50	50,775
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	10	9,924
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	10	10,165
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	40	43,279
4.88%, 05/12/30 (Call 02/12/30)	25	26,997
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	90	92,686
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	47,275
1.35%, 06/01/25 (Call 05/01/25)	10	9,770
1.95%, 06/01/30 (Call 03/01/30)	10	9,432
2.30%, 08/15/24 (Call 07/15/24)	10	10,102
2.50%, 11/01/26 (Call 08/01/26)	10	10,131
2.80%, 06/01/50 (Call 12/01/49)(c)	10	9,460
3.81%, 11/21/47 (Call 05/21/47)	115	126,761
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	50	47,469
3.35%, 03/01/26 (Call 12/01/25)	15	15,455
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	10	9,573
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	50	54,588
Legrand France SA, 8.50%, 02/15/25	190	223,577
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	10	9,703
1.75%, 08/09/26 (Call 07/09/26)(b)	10	9,497
2.38%, 08/09/28 (Call 06/09/28)(b)	25	23,293
2.65%, 08/09/31 (Call 05/09/31)(b)	10	8,986
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	42,198
4.90%, 06/15/28 (Call 03/15/28)	25	26,923
Vontier Corp
1.80%, 04/01/26 (Call 03/01/26)	110	102,749
2.40%, 04/01/28 (Call 02/01/28)	75	68,860
2.95%, 04/01/31 (Call 01/01/31)	50	45,409

		1,226,735

Environmental Control — 0.0%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	15	13,248
1.75%, 02/15/32 (Call 11/15/31)	10	8,918
2.50%, 08/15/24 (Call 07/15/24)	10	10,098
3.05%, 03/01/50 (Call 09/01/49)	15	13,833
Waste Connections Inc., 2.60%, 02/01/30 (Call 11/01/29)	10	9,709
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	10	9,450
1.50%, 03/15/31 (Call 12/15/30)	10	8,952
3.15%, 11/15/27 (Call 08/15/27)	10	10,290

		84,498

Food — 0.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	50	62,449
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	9,518
3.13%, 04/24/50 (Call 10/24/49)	25	21,912
3.95%, 03/15/25 (Call 01/15/25)	10	10,434
4.15%, 03/15/28 (Call 12/15/27)	10	10,678
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	10	9,194
4.30%, 05/01/24 (Call 04/01/24)	10	10,381
4.60%, 11/01/25 (Call 09/01/25)	10	10,644

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$10	$10,985
5.40%, 11/01/48 (Call 05/01/48)	60	72,670
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	10	9,432
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	10	9,991
3.70%, 10/17/23 (Call 09/17/23)	10	10,289
4.20%, 04/17/28 (Call 01/17/28)	10	10,772
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	25	24,487
3.38%, 05/15/23 (Call 04/15/23)	15	15,326
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	300	292,161
1.70%, 06/03/28 (Call 04/03/28)	10	9,551
3.05%, 06/03/51 (Call 12/03/50)	10	9,526
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	50	45,748
2.38%, 03/15/30 (Call 12/15/29)	10	9,523
2.75%, 09/15/41 (Call 03/15/41)	15	13,009
3.50%, 03/15/25	27	27,937
4.25%, 03/15/35	50	53,963
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	9,402
3.25%, 04/01/26	10	10,266
4.30%, 05/15/28 (Call 02/15/28)	65	70,587
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	9,058
2.20%, 05/01/30 (Call 02/01/30)	10	9,465
2.65%, 10/15/26 (Call 07/15/26)	60	60,560
3.70%, 08/01/27 (Call 05/01/27)	10	10,536
3.95%, 01/15/50 (Call 07/15/49)	10	10,284
5.15%, 08/01/43 (Call 02/01/43)	47	54,618
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,429
3.15%, 08/15/24 (Call 06/15/24)	10	10,242
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,740
2.63%, 09/04/50 (Call 03/04/50)	10	8,430
2.75%, 04/13/30 (Call 01/13/30)	10	9,854
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	9,556
3.30%, 07/15/26 (Call 04/15/26)	10	10,301
5.95%, 04/01/30 (Call 01/01/30)	10	11,939
6.60%, 04/01/40 (Call 10/01/39)	60	80,250
6.60%, 04/01/50 (Call 10/01/49)	60	83,187
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	125	129,829
4.00%, 03/01/26 (Call 01/01/26)	10	10,467
4.55%, 06/02/47 (Call 12/02/46)	50	55,532
5.10%, 09/28/48 (Call 03/28/48)	10	11,990

		1,466,102

Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	51	54,838
Georgia-Pacific LLC
7.75%, 11/15/29	25	33,292
8.88%, 05/15/31	50	72,544
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	100	109,634
4.80%, 06/15/44 (Call 12/15/43)	44	49,785

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	$25	$22,874
3.13%, 01/15/32 (Call 10/15/31)	15	13,323

		356,290

Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	10	9,796
3.00%, 06/15/27 (Call 03/15/27)	10	10,278
3.38%, 09/15/49 (Call 03/15/49)	35	33,213
4.13%, 03/15/49 (Call 09/15/48)	59	63,315
4.15%, 01/15/43 (Call 07/15/42)	35	36,516
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	15	13,545
4.10%, 09/01/47 (Call 03/01/47)	15	15,576
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	25	25,053
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	60	56,735
1.70%, 02/15/31 (Call 11/15/30)	100	88,014
2.95%, 09/01/29 (Call 06/01/29)	5	4,923
3.49%, 05/15/27 (Call 02/15/27)	15	15,500
3.60%, 05/01/30 (Call 02/01/30)	10	10,228
3.95%, 03/30/48 (Call 09/30/47)	85	83,398
ONE Gas Inc.
0.85%, 03/11/23 (Call 04/11/22)	10	9,916
2.00%, 05/15/30 (Call 02/15/30)	10	9,345
4.66%, 02/01/44 (Call 08/01/43)	25	28,392
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	5,038
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	5	5,338
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	5	5,277
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	15	15,135
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	5	4,405
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	70	65,021
4.15%, 06/01/49 (Call 12/01/48)	20	20,703
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	15	14,346
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	10,426

		659,432

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	25	26,859
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	15	14,138
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	15	14,441
2.75%, 11/15/50 (Call 05/15/50)	5	4,284
3.00%, 05/15/32 (Call 02/15/32)	10	10,048

		69,770

Health Care - Products — 0.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	10	10,259
3.40%, 11/30/23 (Call 09/30/23)	10	10,282
3.75%, 11/30/26 (Call 08/30/26)	10	10,668
4.75%, 11/30/36 (Call 05/30/36)	65	77,441
4.90%, 11/30/46 (Call 05/30/46)	95	117,370
5.30%, 05/27/40	50	62,574
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	10	9,030
2.60%, 08/15/26 (Call 05/15/26)	50	50,295

Security	Par (000)	Value

Health Care - Products (continued)
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	$83	$81,579
2.65%, 06/01/30 (Call 03/01/30)	60	58,243
4.00%, 03/01/29 (Call 12/01/28)	10	10,638
4.70%, 03/01/49 (Call 09/01/48)	25	28,490
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10	8,518
4.38%, 09/15/45 (Call 03/15/45)	15	16,802
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	15	15,093
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	10	10,007
3.40%, 11/15/49 (Call 05/15/49)	40	39,133
Koninklijke Philips NV, 5.00%, 03/15/42	39	45,842
Medtronic Inc.
3.50%, 03/15/25	10	10,429
4.00%, 04/01/43 (Call 10/01/42)	50	55,965
4.38%, 03/15/35	85	97,385
4.63%, 03/15/45	50	58,895
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	10,066
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	25	22,623
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	150	143,865
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	10	9,635
1.95%, 06/15/30 (Call 03/15/30)	10	9,257
3.38%, 05/15/24 (Call 02/15/24)	31	31,754
3.38%, 11/01/25 (Call 08/01/25)	200	206,454
3.50%, 03/15/26 (Call 12/15/25)	10	10,387
4.38%, 05/15/44 (Call 11/15/43)	35	38,964
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	51,391
4.10%, 08/15/47 (Call 02/15/47)	25	27,759
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	110	111,714

		1,558,807

Health Care - Services — 1.2%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	25	25,173
3.63%, 03/01/49 (Call 09/01/48)	55	56,894
Advocate Health & Hospitals Corp.
4.27%, 08/15/48 (Call 02/15/48)	30	34,161
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	50	47,189
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	210	212,707
4.75%, 03/15/44 (Call 09/15/43)	50	55,715
6.63%, 06/15/36	5	6,658
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,673
2.25%, 05/15/30 (Call 02/15/30)	10	9,471
2.38%, 01/15/25 (Call 12/15/24)	10	10,048
2.88%, 09/15/29 (Call 06/15/29)	10	9,986
3.13%, 05/15/50 (Call 11/15/49)	50	45,475
3.50%, 08/15/24 (Call 05/15/24)	10	10,288
3.60%, 03/15/51 (Call 09/15/50)	50	49,213
3.65%, 12/01/27 (Call 09/01/27)	305	319,963
4.38%, 12/01/47 (Call 06/01/47)	50	54,975
4.55%, 03/01/48 (Call 09/01/47)	75	84,577
Ascension Health, Series B, 3.11%, 11/15/39 (Call 05/15/39)	86	85,132
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	50	45,864

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	$50	$43,758
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	50	49,958
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	50	52,227
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	15	13,931
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	55	51,114
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	5	5,670
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	5,587
City of Hope, Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	50	57,546
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	267	270,105
Dignity Health, 5.27%, 11/01/64	25	31,113
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	50	51,421
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	25	28,383
4.50%, 07/01/57 (Call 01/01/57)	5	6,056
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	5	4,591
Hartford HealthCare Corp., 3.45%, 07/01/54	5	4,848
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	10	9,217
3.50%, 07/15/51 (Call 01/15/51)	10	8,885
4.13%, 06/15/29 (Call 03/15/29)	10	10,496
4.50%, 02/15/27 (Call 08/15/26)	10	10,590
5.00%, 03/15/24	10	10,510
5.13%, 06/15/39 (Call 12/15/38)	100	111,590
5.25%, 04/15/25	10	10,739
5.25%, 06/15/26 (Call 12/15/25)	10	10,835
5.25%, 06/15/49 (Call 12/15/48)	70	79,654
5.50%, 06/15/47 (Call 12/15/46)	10	11,704
Humana Inc.
0.65%, 08/03/23 (Call 03/18/22)	10	9,846
1.35%, 02/03/27 (Call 01/03/27)	10	9,420
2.15%, 02/03/32 (Call 11/03/31)	10	9,190
3.13%, 08/15/29 (Call 05/15/29)	15	15,082
3.95%, 08/15/49 (Call 02/15/49)	50	51,269
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	40	44,279
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	25	26,378
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	50	54,512
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	59,968
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	57	52,616
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	75	69,651
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	10	9,587
2.30%, 12/01/24 (Call 11/01/24)	10	9,997
2.70%, 06/01/31 (Call 03/01/31)	10	9,587
3.25%, 09/01/24 (Call 07/01/24)	187	190,654
3.60%, 02/01/25 (Call 11/01/24)	10	10,284
3.60%, 09/01/27 (Call 06/01/27)	10	10,455
4.70%, 02/01/45 (Call 08/01/44)	75	82,738
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	25	28,376
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	50	54,991
Mayo Clinic
Series 2016, 4.13%, 11/15/52	50	58,014

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	$25	$24,251
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	29,725
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	60	69,598
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	85	74,551
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	5	4,845
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	5	5,193
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	10	10,789
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	25	25,329
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	5	4,647
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	50	44,640
Northwell Healthcare Inc., 3.81%, 11/01/49 (Call 11/01/48)	5	5,125
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	55	47,165
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	50	43,621
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	70	64,519
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	60	58,673
PeaceHealth Obligated Group, Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	10	9,206
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	13,753
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	25	22,047
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	5	5,302
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	9,702
2.95%, 06/30/30 (Call 03/30/30)	10	9,871
4.25%, 04/01/24 (Call 01/01/24)	25	25,999
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	50	53,853
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	5	4,381
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	5	5,448
Texas Health Resources, 2.33%, 11/15/50 (Call 05/15/50)	55	47,029
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	55,825
Trinity Health Corp., 4.13%, 12/01/45	50	55,963
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	10	9,746
1.15%, 05/15/26 (Call 04/15/26)	10	9,607
2.00%, 05/15/30	10	9,462
2.30%, 05/15/31 (Call 02/15/31)	210	202,390
2.38%, 08/15/24	10	10,121
2.75%, 05/15/40 (Call 11/15/39)	10	9,220
2.88%, 08/15/29	10	10,136
2.90%, 05/15/50 (Call 11/15/49)	110	100,146
2.95%, 10/15/27	10	10,303
3.10%, 03/15/26	10	10,349
3.25%, 05/15/51 (Call 11/15/50)	10	9,698
3.45%, 01/15/27	10	10,521
3.50%, 06/15/23	10	10,255
3.50%, 02/15/24	210	217,245
3.50%, 08/15/39 (Call 02/15/39)	10	10,201
3.70%, 08/15/49 (Call 02/15/49)	100	103,506
3.75%, 07/15/25	10	10,484
3.85%, 06/15/28	10	10,724

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 12/15/28	$10	$10,774
3.88%, 08/15/59 (Call 02/15/59)	100	105,574
4.20%, 01/15/47 (Call 07/15/46)	5	5,517
4.25%, 04/15/47 (Call 10/15/46)	5	5,553
4.38%, 03/15/42 (Call 09/15/41)	5	5,579
4.75%, 07/15/45	89	104,844
5.95%, 02/15/41 (Call 08/15/40)	50	66,434
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	40	37,690

		4,927,713

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	110	101,920
3.25%, 07/15/25 (Call 06/15/25)	10	9,952
4.20%, 06/10/24 (Call 05/10/24)	45	46,399
4.25%, 03/01/25 (Call 01/01/25)	10	10,227
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	10	9,367
2.95%, 03/10/26 (Call 02/10/26)	65	62,871
Blackstone Private Credit Fund
2.35%, 11/22/24(b)	10	9,680
2.63%, 12/15/26 (Call 11/15/26)(b)	20	18,576
3.25%, 03/15/27 (Call 02/15/27)(b)	5	4,808
4.00%, 01/15/29 (Call 11/15/28)(b)	50	48,201
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	30	27,815
2.75%, 09/16/26 (Call 08/16/26)	35	33,587
2.85%, 09/30/28 (Call 07/30/28)(b)	20	18,358
3.63%, 01/15/26 (Call 12/15/25)	35	35,000
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	20	18,912
3.40%, 01/15/26 (Call 12/15/25)	35	34,499
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	65	66,366
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	25	22,874
2.50%, 08/24/26 (Call 07/24/26)	25	23,661
3.38%, 04/15/24 (Call 03/15/24)	10	10,029
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	40	38,353
5.20%, 05/01/24	10	10,324
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	75	75,461
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	70	63,514
3.40%, 07/15/26 (Call 06/15/26)	25	23,952
3.75%, 07/22/25 (Call 06/22/25)	10	9,894
4.25%, 01/15/26 (Call 12/15/25)	25	25,216
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(b)	5	4,628
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	20	18,811
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	15	14,368
3.44%, 10/15/28 (Call 08/15/28)	20	18,063
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	25	25,446

		941,132

Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	60	55,556
2.50%, 10/15/24 (Call 09/15/24)	155	155,701

Security	Par (000)	Value

Home Builders (continued)
2.60%, 10/15/25 (Call 09/15/25)	$50	$50,056
Lennar Corp.
4.50%, 04/30/24 (Call 01/30/24)	30	31,216
4.75%, 05/30/25 (Call 02/28/25)	50	52,975
4.75%, 11/29/27 (Call 05/29/27)	10	10,873
5.00%, 06/15/27 (Call 12/15/26)	45	48,906
5.88%, 11/15/24 (Call 05/15/24)	50	53,687
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	20	18,074
3.85%, 01/15/30 (Call 07/15/29)	30	29,917
3.97%, 08/06/61 (Call 02/06/61)	5	4,078
6.00%, 01/15/43 (Call 10/15/42)	15	16,210
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	40,407
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	60	65,441
5.50%, 03/01/26 (Call 12/01/25)	10	11,007
6.38%, 05/15/33	25	30,837

		674,941

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	55	56,903
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	10	11,053

		67,956

Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	63	67,962
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	10	9,213
3.50%, 12/15/24 (Call 09/15/24)	10	10,374
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	9,384
2.88%, 02/07/50 (Call 08/07/49)	50	46,803
3.10%, 03/26/30 (Call 12/26/29)	10	10,335

		154,071

Insurance — 1.1%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	75	79,756
3.63%, 11/15/24	25	26,092
4.00%, 10/15/46 (Call 04/15/46)	15	15,923
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	25	23,521
1.45%, 12/15/30 (Call 09/15/30)	10	8,972
3.85%, 08/10/49 (Call 02/10/49)	15	15,742
4.20%, 12/15/46 (Call 06/15/46)	25	27,452
4.50%, 06/15/43	65	73,364
5.55%, 05/09/35	5	6,127
5.95%, 04/01/36	5	6,422
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	15	15,635
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	10	10,045
3.88%, 01/15/35 (Call 07/15/34)	195	204,054
3.90%, 04/01/26 (Call 01/01/26)	10	10,512
4.13%, 02/15/24	10	10,419
4.25%, 03/15/29 (Call 12/15/28)	25	26,981
4.38%, 06/30/50 (Call 12/30/49)	50	55,624
4.50%, 07/16/44 (Call 01/16/44)	25	27,722
4.75%, 04/01/48 (Call 10/01/47)	50	57,960
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	10	10,271
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	10	9,848

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.75%, 05/02/29 (Call 02/02/29)	$59	$61,834
4.50%, 12/15/28 (Call 09/15/28)	65	70,847
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	50	45,933
2.60%, 12/02/31 (Call 09/02/31)	25	23,862
Aon PLC
3.50%, 06/14/24 (Call 03/01/24)	200	205,304
4.60%, 06/14/44 (Call 03/14/44)	5	5,493
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	100	95,804
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	9,363
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	90	93,483
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	45	41,526
3.70%, 02/22/30 (Call 11/22/29)	40	40,816
4.90%, 03/27/28 (Call 12/27/27)	60	65,766
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	9,917
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	20	19,974
3.95%, 05/25/51 (Call 11/25/50)	25	23,901
4.13%, 01/12/28 (Call 10/12/27)	69	72,449
6.15%, 04/03/30 (Call 01/03/30)	25	29,170
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	10,501
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	25	22,866
1.85%, 03/12/30 (Call 12/12/29)	15	14,224
2.50%, 01/15/51 (Call 07/15/50)	100	83,043
2.85%, 10/15/50 (Call 04/15/50)	10	8,785
4.20%, 08/15/48 (Call 02/15/48)	140	154,591
4.25%, 01/15/49 (Call 07/15/48)	15	16,699
4.30%, 05/15/43	5	5,542
5.75%, 01/15/40	5	6,541
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	10	10,384
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)	8	7,996
5.63%, 05/15/30 (Call 02/15/30)	40	45,630
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	15	13,943
4.20%, 09/15/24 (Call 06/15/24)	20	20,836
4.50%, 03/15/29 (Call 12/15/28)	10	10,776
Chubb INA Holdings Inc.
3.35%, 05/03/26 (Call 02/03/26)	47	48,858
4.35%, 11/03/45 (Call 05/03/45)	50	56,614
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	26,570
4.50%, 03/01/26 (Call 12/01/25)	45	48,347
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	15	16,219
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	10	10,701
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	10	10,706
5.00%, 04/20/48 (Call 10/20/47)	50	55,855
Everest Reinsurance Holdings Inc., 3.13%, 10/15/52 (Call 04/15/52)	15	13,117
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	20	21,625
4.85%, 04/17/28 (Call 01/17/28)	30	32,013
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	9,318
4.50%, 08/15/28 (Call 05/15/28)	10	10,690

Security	Par (000)	Value

Insurance (continued)
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	$10	$9,136
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	5	4,682
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	25	26,756
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	25	21,146
3.60%, 08/19/49 (Call 02/19/49)	100	97,548
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(b)	10	9,590
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)	200	210,518
4.35%, 03/01/48 (Call 09/01/47)	10	10,879
7.00%, 06/15/40	25	34,865
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	25	26,400
Manulife Financial Corp.
4.15%, 03/04/26	41	43,501
5.38%, 03/04/46	25	31,842
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	40	41,084
3.45%, 05/07/52 (Call 11/07/51)	75	69,934
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	9,388
4.35%, 01/30/47 (Call 07/30/46)	5	5,572
4.38%, 03/15/29 (Call 12/15/28)	110	119,996
4.90%, 03/15/49 (Call 09/15/48)	25	29,965
MetLife Inc.
3.60%, 04/10/24	10	10,353
4.05%, 03/01/45	100	108,775
4.55%, 03/23/30 (Call 12/23/29)	10	11,226
4.88%, 11/13/43	105	125,201
5.88%, 02/06/41	5	6,511
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	25	23,577
4.88%, 10/01/24 (Call 09/01/24)	28	29,664
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	26,431
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	5	4,829
Principal Financial Group Inc., 4.35%, 05/15/43	34	37,517
Progressive Corp. (The)
3.70%, 01/26/45	25	25,629
4.20%, 03/15/48 (Call 09/15/47)	30	33,044
6.25%, 12/01/32	25	32,459
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	10	9,787
2.10%, 03/10/30 (Call 12/10/29)	10	9,561
3.00%, 03/10/40 (Call 09/10/39)	5	4,694
3.70%, 03/13/51 (Call 09/13/50)	125	126,521
3.88%, 03/27/28 (Call 12/27/27)	200	213,726
3.94%, 12/07/49 (Call 06/07/49)	75	78,791
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	10	10,293
Prudential PLC, 3.13%, 04/14/30	10	10,178
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	25	24,887
3.90%, 05/15/29 (Call 02/15/29)	5	5,233
3.95%, 09/15/26 (Call 06/15/26)	50	52,782
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	10	9,655
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	17,557
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	30	25,665
3.75%, 05/15/46 (Call 11/15/45)	5	5,182

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.10%, 03/04/49 (Call 09/04/48)	$5	$5,508
4.30%, 08/25/45 (Call 02/25/45)	25	28,184
4.60%, 08/01/43	80	92,770
6.25%, 06/15/37	25	33,531
6.75%, 06/20/36	10	13,827
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	50	48,265
Voya Financial Inc.
4.80%, 06/15/46	25	28,947
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	15	15,142
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	100	101,812
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	50	48,941
5.05%, 09/15/48 (Call 03/15/48)	35	40,043

		4,770,374

Internet — 0.5%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	50	40,566
3.25%, 02/09/61 (Call 08/09/60)	50	38,960
3.40%, 12/06/27 (Call 09/06/27)	200	202,968
4.00%, 12/06/37 (Call 06/06/37)	50	48,869
4.50%, 11/28/34 (Call 05/28/34)	50	52,488
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	10	9,538
0.80%, 08/15/27 (Call 06/15/27)	10	9,321
1.10%, 08/15/30 (Call 05/15/30)	10	9,059
1.90%, 08/15/40 (Call 02/15/40)	10	8,407
2.00%, 08/15/26 (Call 05/15/26)	60	60,145
2.05%, 08/15/50 (Call 02/15/50)	10	8,068
2.25%, 08/15/60 (Call 02/15/60)	60	48,041
Amazon.com Inc.
0.40%, 06/03/23	60	59,364
0.45%, 05/12/24	10	9,750
0.80%, 06/03/25 (Call 05/03/25)	110	106,130
1.00%, 05/12/26 (Call 04/12/26)	10	9,625
1.20%, 06/03/27 (Call 04/03/27)	10	9,509
1.50%, 06/03/30 (Call 03/03/30)	10	9,269
1.65%, 05/12/28 (Call 03/12/28)	10	9,615
2.10%, 05/12/31 (Call 02/12/31)	10	9,625
2.50%, 06/03/50 (Call 12/03/49)	110	95,084
2.70%, 06/03/60 (Call 12/03/59)	10	8,548
2.88%, 05/12/41 (Call 11/12/40)	10	9,519
3.10%, 05/12/51 (Call 11/12/50)	160	154,608
3.15%, 08/22/27 (Call 05/22/27)	88	92,029
3.25%, 05/12/61 (Call 11/12/60)	15	14,288
3.80%, 12/05/24 (Call 09/05/24)	10	10,480
3.88%, 08/22/37 (Call 02/22/37)	10	10,981
4.05%, 08/22/47 (Call 02/22/47)	15	16,863
4.25%, 08/22/57 (Call 02/22/57)	145	167,733
4.80%, 12/05/34 (Call 06/05/34)	10	12,040
4.95%, 12/05/44 (Call 06/05/44)	40	49,729
5.20%, 12/03/25 (Call 09/03/25)	10	11,023
Baidu Inc., 1.63%, 02/23/27 (Call 01/23/27)	200	188,442
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	10,460
3.65%, 03/15/25 (Call 12/15/24)	10	10,393
4.63%, 04/13/30 (Call 01/13/30)	60	67,158
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	10	9,585
1.90%, 03/11/25 (Call 02/11/25)	60	59,296

Security	Par (000)	Value

Internet (continued)
2.60%, 05/10/31 (Call 02/10/31)	$10	$9,522
2.70%, 03/11/30 (Call 12/11/29)	10	9,681
3.45%, 08/01/24 (Call 05/01/24)	10	10,274
3.60%, 06/05/27 (Call 03/05/27)	10	10,480
3.65%, 05/10/51 (Call 11/10/50)	10	9,472
4.00%, 07/15/42 (Call 01/15/42)	45	45,348
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	10	9,582
3.25%, 02/15/30 (Call 11/15/29)	25	24,691
3.60%, 12/15/23 (Call 11/15/23)	50	51,128
3.80%, 02/15/28 (Call 11/15/27)	10	10,285
4.50%, 08/15/24 (Call 05/15/24)	10	10,445
4.63%, 08/01/27 (Call 05/01/27)	10	10,701
5.00%, 02/15/26 (Call 11/15/25)	10	10,766
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	10	8,961
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	10	9,337
4.75%, 07/15/27 (Call 07/15/22)	25	25,832
5.25%, 04/01/25 (Call 01/01/25)	10	10,737

		2,034,818

Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(c)	50	51,235
4.55%, 03/11/26	50	52,508
6.75%, 03/01/41	25	30,505
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)	50	49,194
2.98%, 12/15/55 (Call 06/15/55)	38	33,227
4.40%, 05/01/48 (Call 11/01/47)	50	56,968
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	50	48,119
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	75	74,897
3.25%, 10/15/50 (Call 04/15/50)	15	13,322
5.00%, 12/15/26 (Call 12/15/22)	50	51,377
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	127	125,444
6.25%, 08/10/26	60	67,779
6.88%, 11/21/36	50	61,282
6.88%, 11/10/39	10	12,375

		728,232

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	15	14,710

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	10,124
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	65	65,818
5.38%, 04/23/25 (Call 03/23/25)	50	54,047
5.75%, 04/23/30 (Call 01/23/30)	5	5,703
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	10	9,643
3.20%, 08/08/24 (Call 07/08/24)	10	9,872
3.50%, 08/18/26 (Call 06/18/26)	25	24,305
3.90%, 08/08/29 (Call 05/08/29)	25	23,927
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	68	73,486
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	10	9,972

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	$10	$9,528
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	25,448
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	10,405

		332,278

Machinery — 0.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	60	58,983
0.45%, 05/17/24	10	9,712
0.80%, 11/13/25	10	9,529
0.90%, 03/02/26	10	9,531
1.10%, 09/14/27	20	18,800
1.45%, 05/15/25	10	9,784
2.15%, 11/08/24	10	10,048
2.85%, 05/17/24	10	10,207
3.75%, 11/24/23	50	51,861
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	10	9,551
2.60%, 09/19/29 (Call 06/19/29)	10	10,013
2.60%, 04/09/30 (Call 01/09/30)	10	9,994
3.25%, 09/19/49 (Call 03/19/49)	50	49,277
3.25%, 04/09/50 (Call 10/09/49)	10	9,825
3.40%, 05/15/24 (Call 02/15/24)	10	10,328
5.30%, 09/15/35	50	62,420
6.05%, 08/15/36	28	37,023
CNH Industrial Capital LLC, 1.45%, 07/15/26 (Call 06/15/26)	10	9,497
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	15	15,705
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	10	10,190
3.75%, 04/15/50 (Call 10/15/49)	90	96,612
3.90%, 06/09/42 (Call 12/09/41)	55	59,800
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	25	23,108
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	9,529
John Deere Capital Corp.
0.70%, 07/05/23	50	49,433
0.70%, 01/15/26	10	9,491
1.05%, 06/17/26	10	9,555
1.50%, 03/06/28	10	9,555
1.75%, 03/09/27	100	97,804
3.45%, 03/13/25	87	90,607
3.45%, 03/07/29	50	52,853
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	10	9,496
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	10	10,752
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10	9,917
2.57%, 02/15/30 (Call 11/15/29)	60	58,172
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	5	5,600
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	20	20,193
3.45%, 11/15/26 (Call 08/15/26)	35	35,496
4.40%, 03/15/24 (Call 02/15/24)	115	119,139
4.95%, 09/15/28 (Call 06/15/28)	104	112,966
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	100	95,646
2.25%, 01/30/31 (Call 10/30/30)	10	9,406

		1,417,408

Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	9,788
3.00%, 08/07/25	50	51,452
3.25%, 08/26/49 (Call 02/26/49)	65	62,024

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 10/15/47 (Call 04/15/47)	$5	$5,026
3.88%, 06/15/44	50	52,389
4.00%, 09/14/48 (Call 03/14/48)	50	53,579
5.70%, 03/15/37	10	12,768
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	400	450,752
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	70	71,569
3.90%, 09/01/42 (Call 03/01/42)	50	53,079
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	60,051
3.30%, 11/21/24 (Call 08/21/24)	61	62,425
4.00%, 06/14/49 (Call 12/14/48)	50	52,765
4.20%, 11/21/34 (Call 05/21/34)	55	59,394
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	15	16,209
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	72	67,609
4.30%, 03/01/24 (Call 12/01/23)	71	73,709
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	19,158
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	134	140,703
4.65%, 11/01/44 (Call 05/01/44)	10	11,312

		1,385,761

Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	20	18,589
2.30%, 02/01/32 (Call 11/01/31)	10	8,891
2.80%, 04/01/31 (Call 01/01/31)	10	9,338
3.50%, 06/01/41 (Call 12/01/40)	80	69,002
3.70%, 04/01/51 (Call 10/01/50)	190	159,670
3.75%, 02/15/28 (Call 11/15/27)	15	15,362
3.85%, 04/01/61 (Call 10/01/60)	10	8,252
3.90%, 06/01/52 (Call 12/01/51)	60	52,205
3.95%, 06/30/62 (Call 12/30/61)	10	8,354
4.20%, 03/15/28 (Call 12/15/27)	25	26,148
4.40%, 12/01/61 (Call 06/01/61)	70	62,585
4.50%, 02/01/24 (Call 01/01/24)	10	10,407
4.80%, 03/01/50 (Call 09/01/49)	15	14,622
4.91%, 07/23/25 (Call 04/23/25)	75	79,567
5.05%, 03/30/29 (Call 12/30/28)	10	10,906
5.13%, 07/01/49 (Call 01/01/49)	72	73,045
5.38%, 04/01/38 (Call 10/01/37)	55	58,187
5.38%, 05/01/47 (Call 11/01/46)	55	57,840
5.75%, 04/01/48 (Call 10/01/47)	10	11,027
6.38%, 10/23/35 (Call 04/23/35)	15	17,948
6.48%, 10/23/45 (Call 04/23/45)	80	95,139
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	8,958
1.95%, 01/15/31 (Call 10/15/30)	50	46,546
2.35%, 01/15/27 (Call 10/15/26)	10	9,977
2.45%, 08/15/52 (Call 02/15/52)	10	8,066
2.65%, 02/01/30 (Call 11/01/29)	220	217,138
2.65%, 08/15/62 (Call 02/15/62)	65	51,475
2.80%, 01/15/51 (Call 07/15/50)	10	8,574
2.94%, 11/01/56 (Call 05/01/56)(b)	200	169,548
2.99%, 11/01/63 (Call 05/01/63)(b)	150	125,022
3.15%, 03/01/26 (Call 12/01/25)	50	51,616
3.15%, 02/15/28 (Call 11/15/27)	10	10,278
3.25%, 11/01/39 (Call 05/01/39)	100	96,313

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.30%, 02/01/27 (Call 11/01/26)	$10	$10,387
3.38%, 08/15/25 (Call 05/15/25)	50	51,744
3.40%, 04/01/30 (Call 01/01/30)	50	51,988
3.40%, 07/15/46 (Call 01/15/46)	50	47,938
3.45%, 02/01/50 (Call 08/01/49)	10	9,557
3.55%, 05/01/28 (Call 02/01/28)	10	10,479
3.70%, 04/15/24 (Call 03/15/24)	50	51,845
3.75%, 04/01/40 (Call 10/01/39)	100	102,903
3.95%, 10/15/25 (Call 08/15/25)	10	10,556
3.97%, 11/01/47 (Call 05/01/47)	10	10,334
4.15%, 10/15/28 (Call 07/15/28)	10	10,833
4.20%, 08/15/34 (Call 02/15/34)	97	106,264
4.25%, 10/15/30 (Call 07/15/30)	75	82,411
4.25%, 01/15/33	10	11,030
4.60%, 08/15/45 (Call 02/15/45)	50	55,723
4.65%, 07/15/42	50	56,575
4.70%, 10/15/48 (Call 04/15/48)	105	120,848
4.75%, 03/01/44	50	57,745
4.95%, 10/15/58 (Call 04/15/58)	50	60,703
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	10	10,036
3.95%, 06/15/25 (Call 05/15/25)	134	138,715
3.95%, 03/20/28 (Call 12/20/27)	10	10,323
4.00%, 09/15/55 (Call 03/15/55)	10	9,092
4.13%, 05/15/29 (Call 02/15/29)	10	10,455
4.65%, 05/15/50 (Call 11/15/49)	50	51,118
5.20%, 09/20/47 (Call 03/20/47)	50	54,287
5.30%, 05/15/49 (Call 11/15/48)	5	5,531
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	50	51,001
3.50%, 04/08/30 (Call 01/08/30)	10	10,213
4.03%, 01/25/24 (Call 12/25/23)	75	77,725
4.71%, 01/25/29 (Call 10/25/28)	60	65,571
5.48%, 01/25/39 (Call 07/25/38)	10	11,676
5.58%, 01/25/49 (Call 07/25/48)	49	58,972
Grupo Televisa SAB, 6.63%, 01/15/40	96	120,840
NBCUniversal Media LLC, 5.95%, 04/01/41	10	13,137
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	105	105,313
4.38%, 03/15/43	10	9,995
4.75%, 05/15/25 (Call 04/15/25)	50	53,405
4.90%, 08/15/44 (Call 02/15/44)	15	15,933
4.95%, 01/15/31 (Call 11/15/30)	10	11,050
4.95%, 05/19/50 (Call 11/19/49)	65	71,096
5.50%, 05/15/33	15	17,471
5.85%, 09/01/43 (Call 03/01/43)	100	119,477
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	51,702
5.50%, 08/15/35	29	35,034
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	80	75,658
5.50%, 09/01/41 (Call 03/01/41)	5	5,318
6.55%, 05/01/37	35	41,995
6.75%, 06/15/39	30	36,286
7.30%, 07/01/38	30	37,712
Time Warner Entertainment Co. LP
8.38%, 03/15/23	182	194,347
8.38%, 07/15/33	112	151,862
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	10	9,822

Security	Par (000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$72	$76,967
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)	35	36,497
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	160	159,322
1.75%, 01/13/26	10	9,815
2.00%, 09/01/29 (Call 06/01/29)	25	23,843
2.20%, 01/13/28	10	9,799
2.65%, 01/13/31	235	232,699
2.75%, 09/01/49 (Call 03/01/49)	115	100,431
3.50%, 05/13/40 (Call 11/13/39)	10	9,976
3.60%, 01/13/51 (Call 07/13/50)	110	111,354
3.70%, 10/15/25 (Call 07/15/25)	50	52,257
3.80%, 03/22/30	10	10,731
3.80%, 05/13/60 (Call 11/13/59)	125	129,346
4.70%, 03/23/50 (Call 09/23/49)	10	11,881
4.95%, 10/15/45 (Call 04/15/45)	10	11,893

		5,319,437

Metal Fabricate & Hardware — 0.0%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	25	26,497
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	140	145,107

		171,604

Mining — 0.3%
Barrick Gold Corp., 5.25%, 04/01/42	100	118,364
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	55	59,665
5.00%, 09/30/43	101	121,793
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	57,480
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	15	16,133
5.95%, 03/15/24 (Call 12/15/23)	10	10,590
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	80	74,854
2.60%, 07/15/32 (Call 04/15/32)	60	57,005
4.88%, 03/15/42 (Call 09/15/41)	50	57,480
5.88%, 04/01/35	5	6,108
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	6,317
6.13%, 12/15/33	40	52,206
7.25%, 03/15/31	70	93,057
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	50	54,686
Southern Copper Corp.
5.88%, 04/23/45	45	56,255
6.75%, 04/16/40	55	71,336
7.50%, 07/27/35	50	66,159
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	60,524
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	75	69,631

		1,109,643

Multi-National — 0.0%
Asian Development Bank, 0.63%, 10/08/24	30	29,236

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	55	53,772
3.25%, 02/15/29 (Call 08/15/23)	40	37,274
3.28%, 12/01/28 (Call 10/01/28)	55	54,007
3.57%, 12/01/31 (Call 09/01/31)	55	53,561
4.13%, 05/01/25 (Call 05/01/22)	25	25,339
4.25%, 04/01/28 (Call 10/01/22)	40	39,579
5.50%, 12/01/24 (Call 06/01/24)	70	73,298

		336,830

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$25	$27,255

Oil & Gas — 1.4%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	125	101,854
2.94%, 06/04/51 (Call 12/04/50)	50	42,091
3.00%, 02/24/50 (Call 08/24/49)	10	8,541
3.02%, 01/16/27 (Call 10/16/26)	10	10,163
3.06%, 06/17/41 (Call 12/17/40)	100	89,820
3.12%, 05/04/26 (Call 02/04/26)	10	10,274
3.19%, 04/06/25 (Call 03/06/25)	10	10,245
3.38%, 02/08/61 (Call 08/08/60)	50	44,076
3.41%, 02/11/26 (Call 12/11/25)	10	10,359
3.79%, 02/06/24 (Call 01/06/24)	110	113,528
3.80%, 09/21/25 (Call 07/21/25)	10	10,485
3.94%, 09/21/28 (Call 06/21/28)	10	10,612
4.23%, 11/06/28 (Call 08/06/28)	10	10,819
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	10	10,292
3.51%, 03/17/25	10	10,366
3.54%, 11/04/24	110	113,850
3.81%, 02/10/24	10	10,344
3.99%, 09/26/23	10	10,323
Burlington Resources LLC, 5.95%, 10/15/36	50	64,702
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	10	9,850
3.80%, 04/15/24 (Call 01/15/24)	25	25,708
3.90%, 02/01/25 (Call 11/01/24)	50	51,986
4.95%, 06/01/47 (Call 12/01/46)	50	56,404
5.85%, 02/01/35	15	17,690
Cenovus Energy Inc.
4.40%, 04/15/29 (Call 01/15/29)	10	10,656
5.25%, 06/15/37 (Call 12/15/36)	10	11,128
5.40%, 06/15/47 (Call 12/15/46)	40	45,212
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)	15	13,882
Chevron Corp.
1.14%, 05/11/23	35	34,872
1.55%, 05/11/25 (Call 04/11/25)	10	9,854
2.00%, 05/11/27 (Call 03/11/27)	10	9,852
2.24%, 05/11/30 (Call 02/11/30)	10	9,740
2.57%, 05/16/23 (Call 03/16/23)	25	25,307
2.90%, 03/03/24 (Call 01/03/24)	35	35,750
2.95%, 05/16/26 (Call 02/16/26)	10	10,334
3.08%, 05/11/50 (Call 11/11/49)	50	48,151
3.19%, 06/24/23 (Call 03/24/23)	10	10,193
3.33%, 11/17/25 (Call 08/17/25)	10	10,398
Chevron USA Inc.
0.43%, 08/11/23	35	34,480
0.69%, 08/12/25 (Call 07/12/25)	10	9,552
1.02%, 08/12/27 (Call 06/12/27)	60	56,084
2.34%, 08/12/50 (Call 02/12/50)	50	41,611
3.25%, 10/15/29 (Call 07/15/29)	25	26,069
3.85%, 01/15/28 (Call 10/15/27)	65	69,655
Conoco Funding Co., 7.25%, 10/15/31	15	20,306
ConocoPhillips
4.30%, 08/15/28 (Call 05/15/28)(b)	25	27,394
4.85%, 08/15/48 (Call 02/15/48)(b)	49	58,399
5.90%, 10/15/32	50	62,233
5.90%, 05/15/38	47	60,826
6.50%, 02/01/39	10	13,857

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
4.95%, 03/15/26 (Call 12/15/25)	$10	$10,957
6.95%, 04/15/29	10	12,790
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	75	78,343
4.75%, 05/15/42 (Call 11/15/41)	66	70,792
5.25%, 10/15/27 (Call 10/15/22)	25	25,966
5.88%, 06/15/28 (Call 06/15/23)	25	26,616
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	110	111,333
3.13%, 03/24/31 (Call 12/24/30)	25	24,395
3.25%, 12/01/26 (Call 10/01/26)	130	132,864
3.50%, 12/01/29 (Call 09/01/29)	75	75,790
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	60	66,360
4.95%, 04/15/50 (Call 10/15/49)	10	12,147
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	100	98,121
2.38%, 05/22/30 (Call 02/22/30)	100	97,386
2.88%, 04/06/25 (Call 03/06/25)	100	101,912
3.00%, 04/06/27 (Call 02/06/27)	50	51,327
3.13%, 04/06/30 (Call 01/06/30)	100	102,649
3.25%, 11/18/49 (Call 05/18/49)	25	23,878
3.70%, 04/06/50 (Call 10/06/49)	100	104,216
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	10	10,050
2.28%, 08/16/26 (Call 06/16/26)	10	10,050
2.44%, 08/16/29 (Call 05/16/29)	10	9,846
2.61%, 10/15/30 (Call 07/15/30)	10	9,914
2.71%, 03/06/25 (Call 12/06/24)	10	10,185
2.99%, 03/19/25 (Call 02/19/25)	10	10,272
3.04%, 03/01/26 (Call 12/01/25)	10	10,350
3.10%, 08/16/49 (Call 02/16/49)	160	149,797
3.18%, 03/15/24 (Call 12/15/23)	10	10,276
3.45%, 04/15/51 (Call 10/15/50)	10	9,913
3.48%, 03/19/30 (Call 12/19/29)	175	184,739
4.11%, 03/01/46 (Call 09/01/45)	10	10,898
4.33%, 03/19/50 (Call 09/19/49)	61	69,065
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	25	23,968
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	55	56,323
4.30%, 04/01/27 (Call 01/01/27)	10	10,577
5.80%, 04/01/47 (Call 10/01/46)	5	5,975
6.00%, 01/15/40	55	65,410
7.13%, 03/15/33	5	6,355
7.30%, 08/15/31	50	63,674
7.88%, 10/01/29	15	19,369
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	10	10,087
5.88%, 04/01/26 (Call 01/01/26)	10	10,860
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	60	63,709
5.20%, 06/01/45 (Call 12/01/44)	35	38,719
6.60%, 10/01/37	10	12,591
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	110	116,904
4.75%, 09/15/44 (Call 03/15/44)	50	52,871
6.50%, 03/01/41 (Call 09/01/40)	50	63,587
Ovintiv Inc.
6.50%, 08/15/34	5	6,100

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.50%, 02/01/38	$150	$178,242
7.20%, 11/01/31	5	6,147
Phillips 66
0.90%, 02/15/24 (Call 04/11/22)	25	24,573
1.30%, 02/15/26 (Call 01/15/26)	10	9,542
2.15%, 12/15/30 (Call 09/15/30)	81	74,814
5.88%, 05/01/42	25	31,702
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	10	10,031
2.38%, 11/07/29 (Call 08/07/29)	10	9,748
2.50%, 09/12/26	10	10,117
2.75%, 04/06/30 (Call 01/06/30)	10	9,983
2.88%, 05/10/26	10	10,308
3.13%, 11/07/49 (Call 05/07/49)	175	162,410
3.25%, 05/11/25	10	10,368
3.25%, 04/06/50 (Call 10/06/49)	10	9,599
3.50%, 11/13/23 (Call 10/13/23)	10	10,302
3.75%, 09/12/46	50	51,333
3.88%, 11/13/28 (Call 08/23/28)	213	228,491
4.00%, 05/10/46	10	10,602
4.13%, 05/11/35	200	219,348
4.38%, 05/11/45	10	11,052
4.55%, 08/12/43	50	57,050
6.38%, 12/15/38	10	13,589
Suncor Energy Inc.
2.80%, 05/15/23	75	75,835
4.00%, 11/15/47 (Call 05/15/47)	50	50,399
6.50%, 06/15/38	100	126,434
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	25	25,353
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	10	10,083
2.83%, 01/10/30 (Call 10/10/29)	10	10,033
3.13%, 05/29/50 (Call 11/29/49)	80	73,929
3.46%, 02/19/29 (Call 11/19/28)	10	10,416
3.70%, 01/15/24	35	36,215
3.75%, 04/10/24	10	10,282
TotalEnergies Capital SA, 3.88%, 10/11/28	40	42,784
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	35	33,992
2.85%, 04/15/25 (Call 03/15/25)	3	3,034
3.65%, 12/01/51 (Call 06/01/51)	100	89,884
4.00%, 04/01/29 (Call 01/01/29)	10	10,462
4.35%, 06/01/28 (Call 03/01/28)	10	10,661

		5,759,600

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	34,182
3.14%, 11/07/29 (Call 08/07/29)	50	50,455
3.34%, 12/15/27 (Call 09/15/27)	10	10,308
4.08%, 12/15/47 (Call 06/15/47)	10	10,126
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	135	132,902
3.80%, 11/15/25 (Call 08/15/25)	4	4,190
5.00%, 11/15/45 (Call 05/15/45)	110	122,757
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	10,019
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	50	48,675
3.65%, 12/01/23 (Call 09/01/23)	128	131,487

		555,101

Security	Par (000)	Value

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	$10	$10,468
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	10	9,624
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	50	48,623
1.57%, 01/15/26 (Call 12/15/25)	60	57,149
1.65%, 01/15/27 (Call 12/15/26)	60	55,794
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	171	178,107
3.65%, 09/15/24 (Call 06/15/24)	50	51,687
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	50	48,970
2.25%, 02/01/27 (Call 01/01/27)	45	44,064
2.85%, 02/01/32 (Call 11/01/31)	50	48,529
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	10	10,176
4.20%, 06/01/32 (Call 03/01/32)	60	64,316
4.65%, 03/15/26 (Call 01/15/26)	60	64,738
4.90%, 03/15/29 (Call 12/15/28)	100	111,006

		803,251

Pharmaceuticals — 2.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	50	50,453
2.95%, 11/21/26 (Call 09/21/26)	10	10,166
3.20%, 05/14/26 (Call 02/14/26)	50	51,304
3.20%, 11/21/29 (Call 08/21/29)	50	50,698
3.60%, 05/14/25 (Call 02/14/25)	50	51,671
3.75%, 11/14/23 (Call 10/14/23)	10	10,311
3.80%, 03/15/25 (Call 12/15/24)	10	10,387
3.85%, 06/15/24 (Call 03/15/24)	130	134,459
4.05%, 11/21/39 (Call 05/21/39)	160	167,974
4.25%, 11/14/28 (Call 08/14/28)	10	10,806
4.25%, 11/21/49 (Call 05/21/49)	160	170,048
4.40%, 11/06/42	50	54,019
4.45%, 05/14/46 (Call 11/14/45)	50	53,966
4.50%, 05/14/35 (Call 11/14/34)	10	11,093
4.55%, 03/15/35 (Call 09/15/34)	123	136,462
4.70%, 05/14/45 (Call 11/14/44)	25	27,784
4.88%, 11/14/48 (Call 05/14/48)	135	155,365
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	10	9,641
3.25%, 03/01/25 (Call 12/01/24)	15	15,396
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	10	9,737
1.20%, 05/28/26 (Call 04/28/26)	10	9,588
1.75%, 05/28/28 (Call 03/28/28)	10	9,569
2.25%, 05/28/31 (Call 02/28/31)	10	9,618
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	10	9,399
1.38%, 08/06/30 (Call 05/06/30)	75	67,598
3.00%, 05/28/51 (Call 11/28/50)	10	9,379
3.38%, 11/16/25	10	10,416
3.50%, 08/17/23 (Call 07/17/23)	323	331,488
4.38%, 11/16/45	75	85,864
4.38%, 08/17/48 (Call 02/17/48)	25	28,897
6.45%, 09/15/37	35	47,501
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	54,646
2.82%, 05/20/30 (Call 02/20/30)	10	9,845
3.70%, 06/06/27 (Call 03/06/27)	10	10,492

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.67%, 06/06/47 (Call 12/06/46)	$50	$56,085
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 04/11/22)	460	452,309
0.75%, 11/13/25 (Call 10/13/25)	10	9,489
1.13%, 11/13/27 (Call 09/13/27)	10	9,406
1.45%, 11/13/30 (Call 08/13/30)	10	9,053
2.55%, 11/13/50 (Call 05/13/50)	50	42,371
2.90%, 07/26/24 (Call 06/26/24)	10	10,239
3.20%, 06/15/26 (Call 04/15/26)	10	10,419
3.40%, 07/26/29 (Call 04/26/29)	10	10,529
3.45%, 11/15/27 (Call 08/15/27)	200	210,988
3.55%, 03/15/42 (Call 09/15/41)	10	10,205
3.88%, 08/15/25 (Call 05/15/25)	10	10,548
3.90%, 02/20/28 (Call 11/20/27)	210	225,937
3.90%, 03/15/62 (Call 09/15/61)	10	10,385
4.13%, 06/15/39 (Call 12/15/38)	110	120,609
4.25%, 10/26/49 (Call 04/26/49)	125	140,432
4.55%, 02/20/48 (Call 08/20/47)	25	29,076
5.00%, 08/15/45 (Call 02/15/45)	25	30,931
Cardinal Health Inc.
4.60%, 03/15/43	65	68,022
4.90%, 09/15/45 (Call 03/15/45)	25	27,087
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	10	9,566
2.38%, 03/15/31 (Call 12/15/30)	205	192,973
2.40%, 03/15/30 (Call 12/15/29)	75	71,272
3.40%, 03/01/27 (Call 12/01/26)	10	10,361
3.40%, 03/15/50 (Call 09/15/49)	110	100,628
3.40%, 03/15/51 (Call 09/15/50)	10	9,116
3.75%, 07/15/23 (Call 06/15/23)	39	40,030
4.13%, 11/15/25 (Call 09/15/25)	10	10,534
4.38%, 10/15/28 (Call 07/15/28)	280	303,498
4.50%, 02/25/26 (Call 11/27/25)	10	10,710
4.80%, 08/15/38 (Call 02/15/38)	10	11,156
4.80%, 07/15/46 (Call 01/16/46)	15	16,722
4.90%, 12/15/48 (Call 06/15/48)	10	11,358
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	46,638
1.75%, 08/21/30 (Call 05/21/30)	10	9,042
1.88%, 02/28/31 (Call 11/28/30)	10	9,088
2.63%, 08/15/24 (Call 07/15/24)	10	10,118
2.70%, 08/21/40 (Call 02/21/40)	10	8,723
2.88%, 06/01/26 (Call 03/01/26)	50	50,587
3.00%, 08/15/26 (Call 06/15/26)	50	50,868
3.25%, 08/15/29 (Call 05/15/29)	10	10,168
3.38%, 08/12/24 (Call 05/12/24)	10	10,271
3.63%, 04/01/27 (Call 02/01/27)	10	10,471
3.75%, 04/01/30 (Call 01/01/30)	75	78,693
3.88%, 07/20/25 (Call 04/20/25)	50	52,266
4.10%, 03/25/25 (Call 01/25/25)	50	52,468
4.13%, 04/01/40 (Call 10/01/39)	250	259,620
4.25%, 04/01/50 (Call 10/01/49)	10	10,724
4.30%, 03/25/28 (Call 12/25/27)	200	216,176
4.78%, 03/25/38 (Call 09/25/37)	10	11,196
5.05%, 03/25/48 (Call 09/25/47)	183	213,740
5.13%, 07/20/45 (Call 01/20/45)	75	86,923
6.25%, 06/01/27	50	58,385
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	10	8,303
3.38%, 03/15/29 (Call 12/15/28)	10	10,552

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	$10	$10,462
3.88%, 05/15/28	10	10,722
5.38%, 04/15/34	50	62,616
6.38%, 05/15/38	100	138,188
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	10	9,833
3.00%, 06/01/24 (Call 05/01/24)	60	61,349
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	10	9,522
0.95%, 09/01/27 (Call 07/01/27)	10	9,426
1.30%, 09/01/30 (Call 06/01/30)	25	22,933
2.10%, 09/01/40 (Call 03/01/40)	10	8,641
2.25%, 09/01/50 (Call 03/01/50)	10	8,386
2.45%, 03/01/26 (Call 12/01/25)	50	50,905
2.90%, 01/15/28 (Call 10/15/27)	65	67,203
2.95%, 03/03/27 (Call 12/03/26)	10	10,372
3.55%, 03/01/36 (Call 09/01/35)	93	100,223
3.63%, 03/03/37 (Call 09/03/36)	10	10,781
3.70%, 03/01/46 (Call 09/01/45)	138	148,131
5.95%, 08/15/37	50	67,805
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	200	189,556
3.80%, 03/15/24 (Call 12/15/23)	73	75,310
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	17,792
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	23,811
1.45%, 06/24/30 (Call 03/24/30)	75	68,503
2.35%, 06/24/40 (Call 12/24/39)	35	30,835
2.45%, 06/24/50 (Call 12/24/49)	60	51,259
2.75%, 02/10/25 (Call 11/10/24)	10	10,230
3.40%, 03/07/29 (Call 12/07/28)	85	89,476
3.70%, 02/10/45 (Call 08/10/44)	75	78,303
4.00%, 03/07/49 (Call 09/07/48)	55	60,623
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	50	60,531
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	56	57,590
5.20%, 04/15/48 (Call 10/15/47)	60	65,091
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10	9,942
2.00%, 02/14/27 (Call 12/14/26)	10	9,914
2.20%, 08/14/30 (Call 05/14/30)	10	9,722
2.75%, 08/14/50 (Call 02/14/50)	10	9,157
3.00%, 11/20/25 (Call 08/20/25)	110	113,497
3.40%, 05/06/24	45	46,511
4.00%, 11/20/45 (Call 05/20/45)	33	36,607
4.40%, 05/06/44	75	87,223
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	10	9,648
1.70%, 05/28/30 (Call 02/28/30)	10	9,326
1.75%, 08/18/31 (Call 05/18/31)	100	92,673
2.55%, 05/28/40 (Call 11/28/39)	50	45,744
2.63%, 04/01/30 (Call 01/01/30)	75	75,117
2.70%, 05/28/50 (Call 11/28/49)	40	36,220
2.75%, 06/03/26	10	10,278
3.00%, 12/15/26	10	10,405
3.20%, 09/15/23 (Call 08/15/23)	73	74,828
3.45%, 03/15/29 (Call 12/15/28)	10	10,555
3.60%, 09/15/28 (Call 06/15/28)	210	224,925
4.00%, 03/15/49 (Call 09/15/48)	75	83,416

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.20%, 09/15/48 (Call 03/15/48)	$100	$114,027
5.60%, 09/15/40	50	64,557
Pharmacia LLC, 6.60%, 12/01/28	250	308,435
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	25	25,581
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	45	45,603
3.20%, 09/23/26 (Call 06/23/26)	191	196,016
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	181,256
4.40%, 11/26/23 (Call 10/26/23)	200	207,618
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	50	51,634
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	10	9,620
2.70%, 06/22/30 (Call 03/22/30)	10	9,337
3.85%, 06/22/40 (Call 12/22/39)	10	9,385
4.00%, 06/22/50 (Call 12/22/49)	60	53,114
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	10	10,194
3.00%, 05/15/50 (Call 11/15/49)	25	23,080
3.95%, 09/12/47 (Call 03/12/47)	40	43,064

		9,497,741

Pipelines — 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	15	14,696
4.95%, 12/15/24 (Call 09/15/24)	131	138,387
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	25	25,524
5.13%, 06/30/27 (Call 01/01/27)	25	27,289
5.88%, 03/31/25 (Call 10/02/24)	60	64,811
7.00%, 06/30/24 (Call 01/01/24)	305	330,223
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	10	12,049
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(b)	57	56,771
4.80%, 11/01/43 (Call 05/01/43)(b)	20	21,688
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	50	70,993
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	10	9,208
3.13%, 11/15/29 (Call 08/15/29)	42	42,171
3.50%, 06/10/24 (Call 03/10/24)	100	102,473
3.70%, 07/15/27 (Call 04/15/27)	10	10,430
4.00%, 10/01/23 (Call 07/01/23)	25	25,692
4.00%, 11/15/49 (Call 05/15/49)	35	35,197
4.25%, 12/01/26 (Call 09/01/26)	10	10,662
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10	10,058
3.75%, 05/15/30 (Call 02/15/30)	10	10,135
4.05%, 03/15/25 (Call 12/15/24)	10	10,356
4.25%, 03/15/23 (Call 12/15/22)	10	10,195
4.25%, 04/01/24 (Call 01/01/24)	25	25,838
4.50%, 04/15/24 (Call 03/15/24)	35	36,454
4.95%, 05/15/28 (Call 02/15/28)	50	53,876
4.95%, 06/15/28 (Call 03/15/28)	10	10,821
5.00%, 05/15/44 (Call 11/15/43)	10	9,956
5.00%, 05/15/50 (Call 11/15/49)	110	114,613
5.15%, 03/15/45 (Call 09/15/44)	25	25,643
5.25%, 04/15/29 (Call 01/15/29)	10	10,989
5.40%, 10/01/47 (Call 04/01/47)	100	106,323
5.50%, 06/01/27 (Call 03/01/27)	200	220,696

Security	Par (000)	Value

Pipelines (continued)
5.88%, 01/15/24 (Call 10/15/23)	$10	$10,561
5.95%, 10/01/43 (Call 04/01/43)	10	11,026
6.00%, 06/15/48 (Call 12/15/47)	70	79,165
6.10%, 02/15/42	20	22,545
6.25%, 04/15/49 (Call 10/15/48)	50	58,374
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	10	11,182
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	130	128,056
3.13%, 07/31/29 (Call 04/30/29)	10	10,098
3.20%, 02/15/52 (Call 08/15/51)	10	8,642
3.70%, 02/15/26 (Call 11/15/25)	50	52,180
3.75%, 02/15/25 (Call 11/15/24)	10	10,402
4.15%, 10/16/28 (Call 07/16/28)	10	10,747
4.25%, 02/15/48 (Call 08/15/47)	100	101,400
4.80%, 02/01/49 (Call 08/01/48)	50	54,597
4.85%, 03/15/44 (Call 09/15/43)	75	81,695
4.90%, 05/15/46 (Call 11/15/45)	175	191,656
Kinder Morgan Energy Partners LP
4.15%, 02/01/24 (Call 11/01/23)	10	10,321
4.25%, 09/01/24 (Call 06/01/24)	10	10,405
5.40%, 09/01/44 (Call 03/01/44)	96	107,072
5.50%, 03/01/44 (Call 09/01/43)	100	112,255
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(c)	10	8,981
3.60%, 02/15/51 (Call 08/15/50)	10	8,966
4.30%, 06/01/25 (Call 03/01/25)	10	10,483
4.30%, 03/01/28 (Call 12/01/27)	10	10,657
5.05%, 02/15/46 (Call 08/15/45)	75	81,222
5.20%, 03/01/48 (Call 09/01/47)	5	5,567
5.55%, 06/01/45 (Call 12/01/44)	35	40,113
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	9,995
4.20%, 10/03/47 (Call 04/03/47)	34	33,409
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10	9,611
4.00%, 03/15/28 (Call 12/15/27)	10	10,436
4.13%, 03/01/27 (Call 12/01/26)	10	10,542
4.50%, 04/15/38 (Call 10/15/37)	25	25,861
4.80%, 02/15/29 (Call 11/15/28)	35	38,347
4.88%, 12/01/24 (Call 09/01/24)	25	26,492
4.90%, 04/15/58 (Call 10/15/57)	75	77,323
5.50%, 02/15/49 (Call 08/15/48)	70	79,969
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	85	82,401
4.35%, 03/15/29 (Call 12/15/28)	5	5,238
4.55%, 07/15/28 (Call 04/15/28)	10	10,672
5.20%, 07/15/48 (Call 01/15/48)	100	108,906
5.85%, 01/15/26 (Call 12/15/25)	10	11,132
7.50%, 09/01/23 (Call 06/01/23)	25	26,687
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	47	54,303
6.65%, 10/01/36	5	6,028
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	15	15,346
4.50%, 12/15/26 (Call 09/15/26)	10	10,663
4.70%, 06/15/44 (Call 12/15/43)	20	19,019
4.90%, 02/15/45 (Call 08/15/44)	49	47,498
6.65%, 01/15/37	65	76,779
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	25	26,330

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 05/15/30 (Call 11/15/29)	$10	$10,767
5.00%, 03/15/27 (Call 09/15/26)	65	70,736
5.63%, 03/01/25 (Call 12/01/24)	133	143,592
5.75%, 05/15/24 (Call 02/15/24)	100	106,400
5.88%, 06/30/26 (Call 12/31/25)	25	27,794
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10	10,459
5.95%, 09/25/43 (Call 03/25/43)	50	62,779
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	10	10,608
4.25%, 05/15/28 (Call 02/15/28)	50	53,363
5.00%, 10/16/43 (Call 04/16/43)	105	118,918
6.10%, 06/01/40	50	63,215
6.20%, 10/15/37	25	31,582
7.63%, 01/15/39	50	71,375
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	200	201,044
4.00%, 03/15/28 (Call 12/15/27)	50	52,799
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	35	33,112
3.50%, 11/15/30 (Call 08/15/30)	10	10,169
3.75%, 06/15/27 (Call 03/15/27)	10	10,425
3.90%, 01/15/25 (Call 10/15/24)	25	25,954
4.30%, 03/04/24 (Call 12/04/23)	10	10,368
4.55%, 06/24/24 (Call 03/24/24)	10	10,484
5.10%, 09/15/45 (Call 03/15/45)	75	82,971
6.30%, 04/15/40	50	61,748

		5,006,234

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	50	47,332
4.88%, 03/01/26 (Call 12/01/25)	50	54,308

		101,640

Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	23,557
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	35	31,699
2.75%, 12/15/29 (Call 09/15/29)	25	24,730
3.00%, 05/18/51 (Call 11/18/50)	65	57,100
3.45%, 04/30/25 (Call 02/28/25)	10	10,352
3.55%, 03/15/52 (Call 09/15/51)	10	9,628
4.00%, 02/01/50 (Call 08/01/49)	25	25,927
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	10	9,694
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	10	9,406
3.88%, 01/30/31 (Call 10/30/30)	25	26,069
4.13%, 07/01/24 (Call 04/01/24)	75	77,917
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	35	32,117
3.38%, 07/15/51 (Call 01/15/51)	15	12,861
4.25%, 02/15/28 (Call 11/15/27)	25	26,380
4.90%, 02/15/29 (Call 11/15/28)	10	10,999
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,583
1.50%, 01/31/28 (Call 11/30/27)	10	9,166
1.60%, 04/15/26 (Call 03/15/26)	10	9,590
1.88%, 10/15/30 (Call 07/15/30)	10	8,860
2.10%, 06/15/30 (Call 03/15/30)	10	9,068
2.70%, 04/15/31 (Call 01/15/31)	10	9,425
2.75%, 01/15/27 (Call 11/15/26)	10	9,987

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.90%, 01/15/30 (Call 10/15/29)	$10	$9,654
2.95%, 01/15/51 (Call 07/15/50)	10	8,187
3.00%, 06/15/23	50	50,742
3.10%, 06/15/50 (Call 12/15/49)	80	67,105
3.38%, 10/15/26 (Call 07/15/26)	10	10,264
3.55%, 07/15/27 (Call 04/15/27)	10	10,286
3.80%, 08/15/29 (Call 05/15/29)	10	10,336
3.95%, 03/15/29 (Call 12/15/28)	50	51,926
4.00%, 06/01/25 (Call 03/01/25)	10	10,411
4.40%, 02/15/26 (Call 11/15/25)	10	10,608
5.00%, 02/15/24	50	52,671
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	35	33,850
2.45%, 01/15/31 (Call 10/15/30)	10	9,732
3.90%, 10/15/46 (Call 04/15/46)	25	26,893
4.20%, 12/15/23 (Call 09/16/23)	15	15,522
4.35%, 04/15/48 (Call 10/15/47)	25	28,650
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	15	14,004
2.75%, 10/01/26 (Call 07/01/26)	10	10,025
3.25%, 01/30/31 (Call 10/30/30)	75	74,869
3.40%, 06/21/29 (Call 03/21/29)	15	15,331
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	20	20,874
4.55%, 10/01/29 (Call 07/01/29)	10	10,726
Brixmor Operating Partnership LP, 4.05%, 07/01/30 (Call 04/01/30)	55	57,545
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	15	14,771
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	15	13,835
2.75%, 04/15/31 (Call 01/15/31)	25	23,430
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	10	9,340
1.35%, 07/15/25 (Call 06/15/25)	10	9,595
2.25%, 01/15/31 (Call 10/15/30)	260	236,688
2.90%, 04/01/41 (Call 10/01/40)	10	8,606
3.10%, 11/15/29 (Call 08/15/29)	50	49,213
3.25%, 01/15/51 (Call 07/15/50)	50	43,214
3.65%, 09/01/27 (Call 06/01/27)	10	10,352
3.70%, 06/15/26 (Call 03/15/26)	10	10,377
3.80%, 02/15/28 (Call 11/15/27)	20	20,787
4.00%, 03/01/27 (Call 12/01/26)	10	10,498
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	76,051
4.38%, 02/15/29 (Call 11/15/28)	10	10,815
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	55	53,408
2.90%, 11/15/24 (Call 10/15/24)	65	66,217
3.45%, 11/15/29 (Call 08/15/29)	60	63,566
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	64	65,877
3.70%, 08/15/27 (Call 05/15/27)	35	36,654
4.45%, 07/15/28 (Call 04/15/28)	20	21,578
Duke Realty LP, 1.75%, 07/01/30 (Call 04/01/30)	50	45,408
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	85	80,515
1.45%, 05/15/26 (Call 04/15/26)	10	9,515
1.55%, 03/15/28 (Call 01/15/28)	10	9,191
1.80%, 07/15/27 (Call 05/15/27)	60	56,702
2.15%, 07/15/30 (Call 04/15/30)	10	9,123

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.50%, 05/15/31 (Call 02/15/31)	$35	$32,370
2.63%, 11/18/24 (Call 10/18/24)	60	60,374
2.90%, 11/18/26 (Call 09/18/26)	10	10,074
2.95%, 09/15/51 (Call 03/15/51)	25	20,527
3.00%, 07/15/50 (Call 01/15/50)	15	12,518
3.20%, 11/18/29 (Call 08/18/29)	10	9,870
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	165	161,575
3.25%, 08/01/27 (Call 05/01/27)	25	25,889
3.50%, 03/01/28 (Call 12/01/27)	25	26,323
4.50%, 07/01/44 (Call 01/01/44)	15	17,294
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	12,054
4.50%, 03/15/48 (Call 09/15/47)	25	27,917
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	25	23,588
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	55	55,449
5.38%, 11/01/23 (Call 08/01/23)	55	57,333
5.38%, 04/15/26 (Call 01/15/26)	50	53,528
5.75%, 06/01/28 (Call 03/03/28)	55	60,831
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 09/15/29)	50	47,238
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	33,534
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	10	9,462
2.88%, 01/15/31 (Call 10/15/30)	105	103,207
3.25%, 07/15/26 (Call 05/15/26)	55	56,899
3.50%, 07/15/29 (Call 04/15/29)	25	25,874
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31 (Call 09/15/31)	10	9,242
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	25	27,130
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	15	15,207
3.70%, 10/01/49 (Call 04/01/49)	26	25,220
4.13%, 12/01/46 (Call 06/01/46)	15	15,505
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	26,043
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	25	25,712
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	20	21,206
4.00%, 06/15/29 (Call 03/15/29)	75	79,522
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	25	23,815
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	20	18,042
3.95%, 03/15/29 (Call 12/15/28)	25	26,729
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	75	69,181
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	40	41,738
3.60%, 12/15/26 (Call 09/15/26)	82	85,030
4.30%, 10/15/28 (Call 07/15/28)	15	16,062
Office Properties Income Trust
3.45%, 10/15/31 (Call 07/15/31)	20	18,329
4.50%, 02/01/25 (Call 11/01/24)	30	30,756
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	45	41,316
3.38%, 02/01/31 (Call 11/01/30)	25	23,678
3.63%, 10/01/29 (Call 07/01/29)	40	39,392
5.25%, 01/15/26 (Call 10/15/25)	15	16,110
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	8,824

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.13%, 04/15/27 (Call 02/15/27)	$160	$157,445
2.13%, 10/15/50 (Call 04/15/50)	15	11,541
2.25%, 04/15/30 (Call 01/15/30)	10	9,607
3.25%, 10/01/26 (Call 07/01/26)	50	51,957
3.88%, 09/15/28 (Call 06/15/28)	55	58,687
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	10	9,521
1.85%, 05/01/28 (Call 03/01/28)	10	9,547
2.30%, 05/01/31 (Call 02/01/31)	10	9,598
3.09%, 09/15/27 (Call 06/15/27)	25	25,930
3.39%, 05/01/29 (Call 02/01/29)	35	36,410
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	14,319
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	100	96,815
3.00%, 01/15/27 (Call 10/15/26)	25	25,422
3.65%, 01/15/28 (Call 10/15/27)	25	26,103
4.60%, 02/06/24 (Call 11/06/23)	60	62,519
4.63%, 11/01/25 (Call 09/01/25)	25	26,848
4.65%, 03/15/47 (Call 09/15/46)	25	29,034
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	15	15,728
4.65%, 03/15/49 (Call 09/15/48)	30	33,682
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	40	36,162
2.15%, 09/01/31 (Call 06/01/31)	15	13,484
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	5	4,642
3.90%, 10/15/29 (Call 07/15/29)	50	49,905
5.13%, 08/15/26 (Call 05/15/26)	75	79,512
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	50	47,267
1.75%, 02/01/28 (Call 11/01/27)	10	9,407
2.00%, 09/13/24 (Call 06/13/24)	10	9,967
2.20%, 02/01/31 (Call 11/01/30)	10	9,328
2.45%, 09/13/29 (Call 06/13/29)	10	9,663
2.65%, 07/15/30 (Call 04/15/30)	110	107,082
3.25%, 09/13/49 (Call 03/13/49)	65	59,892
3.30%, 01/15/26 (Call 10/15/25)	10	10,249
3.38%, 10/01/24 (Call 07/01/24)	10	10,288
3.38%, 12/01/27 (Call 09/01/27)	10	10,313
3.50%, 09/01/25 (Call 06/01/25)	10	10,331
3.80%, 07/15/50 (Call 01/15/50)	25	25,282
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	15	14,104
3.40%, 01/15/30 (Call 10/15/29)	10	9,980
4.00%, 07/15/29 (Call 04/15/29)	20	20,803
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	10	9,407
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	45	40,835
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	25	25,063
4.40%, 01/26/29 (Call 10/26/28)	35	37,808
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	10	10,246
4.75%, 11/15/30 (Call 08/15/30)	50	55,864
4.88%, 04/15/49 (Call 10/15/48)	25	28,735
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	10	9,706
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	15	14,210
2.70%, 02/15/27 (Call 12/15/26)	10	10,077

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.75%, 01/15/31 (Call 10/15/30)	$100	$96,829
2.80%, 06/01/31 (Call 03/01/31)	10	9,682
3.63%, 03/15/24 (Call 02/15/24)	10	10,276
4.00%, 06/01/25 (Call 03/01/25)	10	10,467
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	50	53,297
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	50	44,552

		5,502,597

Retail — 0.8%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	65	61,018
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	15	14,031
2.40%, 08/01/31 (Call 05/01/31)	15	13,572
3.80%, 11/15/27 (Call 08/15/27)	60	62,195
4.75%, 06/01/30 (Call 03/01/30)	15	16,180
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	10	8,872
3.13%, 07/15/23 (Call 04/15/23)	50	50,806
3.13%, 04/21/26 (Call 01/21/26)	25	25,581
3.63%, 04/15/25 (Call 03/15/25)	50	51,725
3.75%, 04/18/29 (Call 01/18/29)	50	52,228
4.00%, 04/15/30 (Call 01/15/30)	10	10,603
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	45	41,065
4.45%, 10/01/28 (Call 07/01/28)	50	53,887
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	9,596
1.60%, 04/20/30 (Call 01/20/30)	10	9,263
1.75%, 04/20/32 (Call 01/20/32)	10	9,211
2.75%, 05/18/24 (Call 03/18/24)	37	37,781
3.00%, 05/18/27 (Call 02/18/27)	153	158,614
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	100	105,324
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	10	10,239
3.88%, 04/15/27 (Call 01/15/27)	50	52,813
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	50	47,491
3.38%, 12/01/51 (Call 06/01/51)	25	22,196
4.00%, 05/15/25 (Call 03/15/25)	78	81,545
4.20%, 05/15/28 (Call 02/15/28)	60	64,126
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	45	40,537
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	10	8,949
2.13%, 09/15/26 (Call 06/15/26)	10	10,009
2.38%, 03/15/51 (Call 09/15/50)	60	49,334
2.50%, 04/15/27 (Call 02/15/27)	10	10,094
2.70%, 04/15/30 (Call 01/15/30)	10	9,991
2.75%, 09/15/51 (Call 03/15/51)	100	88,876
2.80%, 09/14/27 (Call 06/14/27)	10	10,235
2.95%, 06/15/29 (Call 03/15/29)	10	10,217
3.00%, 04/01/26 (Call 01/01/26)	10	10,361
3.35%, 09/15/25 (Call 06/15/25)	10	10,395
3.35%, 04/15/50 (Call 10/15/49)	100	97,988
3.50%, 09/15/56 (Call 03/15/56)	15	15,001
3.75%, 02/15/24 (Call 11/15/23)	10	10,354
3.90%, 12/06/28 (Call 09/06/28)	10	10,802
3.90%, 06/15/47 (Call 12/15/46)	50	53,133
4.25%, 04/01/46 (Call 10/01/45)	50	55,599
4.50%, 12/06/48 (Call 06/06/48)	75	86,893
5.88%, 12/16/36	15	19,816

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	$10	$9,226
1.70%, 10/15/30 (Call 07/15/30)	10	8,997
2.50%, 04/15/26 (Call 01/15/26)	10	10,105
2.63%, 04/01/31 (Call 01/01/31)	10	9,662
3.00%, 10/15/50 (Call 04/15/50)	110	95,743
3.10%, 05/03/27 (Call 02/03/27)	10	10,299
3.38%, 09/15/25 (Call 06/15/25)	10	10,370
3.65%, 04/05/29 (Call 01/05/29)	10	10,483
4.00%, 04/15/25 (Call 03/15/25)	60	63,086
4.05%, 05/03/47 (Call 11/03/46)	75	77,082
4.50%, 04/15/30 (Call 01/15/30)	10	11,028
5.00%, 04/15/40 (Call 10/15/39)	50	57,391
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	10	9,760
2.63%, 09/01/29 (Call 06/01/29)	10	9,847
3.30%, 07/01/25 (Call 06/15/25)	10	10,318
3.50%, 07/01/27 (Call 05/01/27)	10	10,484
3.60%, 07/01/30 (Call 04/01/30)	10	10,502
3.63%, 09/01/49 (Call 03/01/49)	165	162,258
3.70%, 01/30/26 (Call 10/30/25)	10	10,509
4.60%, 05/26/45 (Call 11/26/44)	106	117,259
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	65	67,603
3.90%, 06/01/29 (Call 03/01/29)	40	42,052
4.20%, 04/01/30 (Call 01/01/30)	40	42,884
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	125	117,996
1.88%, 04/15/31 (Call 01/15/31)	10	9,043
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	58,540
2.25%, 03/12/30 (Call 12/12/29)	10	9,446
2.55%, 11/15/30 (Call 08/15/30)	10	9,610
3.50%, 03/01/28 (Call 12/01/27)	50	52,020
3.50%, 11/15/50 (Call 05/15/50)	100	93,854
3.80%, 08/15/25 (Call 06/15/25)	290	303,839
3.85%, 10/01/23 (Call 07/01/23)	60	61,703
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	10	10,068
2.35%, 02/15/30 (Call 11/15/29)	10	9,828
2.50%, 04/15/26	10	10,230
3.38%, 04/15/29 (Call 01/15/29)	10	10,601
3.50%, 07/01/24	10	10,409
4.00%, 07/01/42	100	110,787
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	35	35,060
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	50	50,140
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	17	16,946
3.30%, 04/22/24 (Call 01/22/24)	10	10,319
4.05%, 06/29/48 (Call 12/29/47)	55	62,907

		3,598,840

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	55	58,738

Semiconductors — 0.9%
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	15	14,305
2.80%, 10/01/41 (Call 04/01/41)	15	13,801
2.95%, 04/01/25 (Call 03/01/25)	76	77,847

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 12/05/26 (Call 09/05/26)	$35	$36,942
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	10	9,360
3.30%, 04/01/27 (Call 01/01/27)	10	10,445
5.10%, 10/01/35 (Call 04/01/35)	70	85,203
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	10	10,216
3.63%, 01/15/24 (Call 11/15/23)	60	61,563
3.88%, 01/15/27 (Call 10/15/26)	10	10,416
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	75	70,822
2.45%, 02/15/31 (Call 11/15/30)(b)	210	193,981
2.60%, 02/15/33 (Call 11/15/32)(b)	15	13,671
3.15%, 11/15/25 (Call 10/15/25)	10	10,186
3.42%, 04/15/33 (Call 01/15/33)(b)	10	9,762
3.46%, 09/15/26 (Call 07/15/26)	25	25,747
3.47%, 04/15/34 (Call 01/15/34)(b)	110	106,667
3.50%, 02/15/41 (Call 08/15/40)(b)	110	101,645
3.75%, 02/15/51 (Call 08/15/50)(b)	65	60,709
4.11%, 09/15/28 (Call 06/15/28)	10	10,510
4.15%, 11/15/30 (Call 08/15/30)	100	104,864
4.25%, 04/15/26 (Call 02/15/26)	10	10,565
4.30%, 11/15/32 (Call 08/15/32)	25	26,348
4.70%, 04/15/25 (Call 03/15/25)	10	10,628
4.75%, 04/15/29 (Call 01/15/29)	10	10,869
5.00%, 04/15/30 (Call 01/15/30)	35	38,682
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	10	9,795
2.60%, 05/19/26 (Call 02/19/26)	290	295,788
3.05%, 08/12/51 (Call 02/12/51)	75	67,774
3.15%, 05/11/27 (Call 02/11/27)	60	62,192
3.25%, 11/15/49 (Call 05/15/49)	10	9,338
3.40%, 03/25/25 (Call 02/25/25)	10	10,359
3.70%, 07/29/25 (Call 04/29/25)	10	10,467
3.73%, 12/08/47 (Call 06/08/47)	100	101,136
3.75%, 03/25/27 (Call 01/25/27)	10	10,639
3.90%, 03/25/30 (Call 12/25/29)	10	10,784
4.10%, 05/19/46 (Call 11/19/45)	75	80,164
4.10%, 05/11/47 (Call 11/11/46)	10	10,671
4.75%, 03/25/50 (Call 09/25/49)	20	23,480
4.80%, 10/01/41	75	88,284
4.90%, 07/29/45 (Call 01/29/45)	75	89,076
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	10	10,784
4.65%, 11/01/24 (Call 08/01/24)	175	185,257
Lam Research Corp.
3.13%, 06/15/60 (Call 12/15/59)	15	13,536
3.75%, 03/15/26 (Call 01/15/26)	170	179,802
4.00%, 03/15/29 (Call 12/15/28)	10	10,845
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	10	9,617
2.95%, 04/15/31 (Call 01/15/31)	10	9,658
4.88%, 06/22/28 (Call 03/22/28)	84	91,788
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	35	36,000
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	46,738
4.19%, 02/15/27 (Call 12/15/26)	10	10,580
4.66%, 02/15/30 (Call 11/15/29)	25	27,110
5.33%, 02/06/29 (Call 11/06/28)	15	16,761

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	$60	$59,117
0.58%, 06/14/24 (Call 06/14/22)	10	9,729
1.55%, 06/15/28 (Call 04/15/28)	10	9,434
2.00%, 06/15/31 (Call 03/15/31)	10	9,408
2.85%, 04/01/30 (Call 01/01/30)	210	212,621
3.20%, 09/16/26 (Call 06/16/26)	10	10,436
3.50%, 04/01/50 (Call 10/01/49)	10	10,254
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	50	52,459
5.55%, 12/01/28 (Call 09/01/28)(b)	65	74,232
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	35	32,578
3.25%, 05/11/41 (Call 11/11/40)(b)	10	9,155
3.40%, 05/01/30 (Call 02/01/30)(b)	15	15,132
3.88%, 06/18/26 (Call 04/18/26)(b)	95	99,502
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	40	40,806
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10	9,300
1.65%, 05/20/32 (Call 02/20/32)	60	54,049
2.15%, 05/20/30 (Call 02/20/30)	10	9,600
2.90%, 05/20/24 (Call 03/20/24)	60	61,297
3.25%, 05/20/27 (Call 02/20/27)	10	10,423
3.25%, 05/20/50 (Call 11/20/49)	10	9,805
3.45%, 05/20/25 (Call 02/20/25)	110	114,257
4.30%, 05/20/47 (Call 11/20/46)	115	130,016
4.80%, 05/20/45 (Call 11/20/44)	10	11,916
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	50	49,302
1.80%, 06/01/26 (Call 05/01/26)	10	9,554
3.00%, 06/01/31 (Call 03/01/31)	10	9,330
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	10	9,831
1.75%, 05/04/30 (Call 02/04/30)	10	9,426
2.25%, 09/04/29 (Call 06/04/29)	10	9,862
3.88%, 03/15/39 (Call 09/15/38)	25	27,249
4.15%, 05/15/48 (Call 11/15/47)	27	30,685
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	10	10,180

		3,885,122

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)(b)	50	49,013

Software — 1.1%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	60	53,442
2.50%, 09/15/50 (Call 03/15/50)	60	50,371
3.40%, 09/15/26 (Call 06/15/26)	163	170,676
3.40%, 06/15/27 (Call 03/15/27)	50	52,348
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	34,844
2.30%, 02/01/30 (Call 11/01/29)	10	9,745
3.25%, 02/01/25 (Call 11/01/24)	35	36,140
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	15	14,655
4.38%, 06/15/25 (Call 03/15/25)	46	48,549
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	10	9,404
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	10	9,781
3.30%, 03/01/30 (Call 12/01/29)	10	10,041

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
4.50%, 12/01/27 (Call 09/01/27)	$10	$10,343
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	60	54,832
4.80%, 03/01/26 (Call 12/01/25)	25	27,170
Fidelity National Information Services Inc.
0.60%, 03/01/24	60	58,265
1.15%, 03/01/26 (Call 02/01/26)	10	9,448
1.65%, 03/01/28 (Call 01/01/28)	10	9,266
2.25%, 03/01/31 (Call 12/01/30)	10	9,145
3.10%, 03/01/41 (Call 09/01/40)	35	31,470
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	60	58,677
2.65%, 06/01/30 (Call 03/01/30)	10	9,542
2.75%, 07/01/24 (Call 06/01/24)	210	212,205
3.20%, 07/01/26 (Call 05/01/26)	10	10,212
3.50%, 07/01/29 (Call 04/01/29)	10	10,149
3.80%, 10/01/23 (Call 09/01/23)	60	61,759
4.20%, 10/01/28 (Call 07/01/28)	10	10,665
4.40%, 07/01/49 (Call 01/01/49)	40	42,619
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	25	23,964
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	210	213,427
2.53%, 06/01/50 (Call 12/01/49)	10	8,881
2.68%, 06/01/60 (Call 12/01/59)	50	44,080
2.70%, 02/12/25 (Call 11/12/24)	150	153,891
2.88%, 02/06/24 (Call 12/06/23)	10	10,241
2.92%, 03/17/52 (Call 09/17/51)	245	234,110
3.04%, 03/17/62 (Call 09/17/61)	200	191,350
3.13%, 11/03/25 (Call 08/03/25)	10	10,385
3.30%, 02/06/27 (Call 11/06/26)	100	105,736
3.45%, 08/08/36 (Call 02/08/36)	79	84,806
3.50%, 02/12/35 (Call 08/12/34)	10	10,802
3.63%, 12/15/23 (Call 09/15/23)	60	62,224
3.70%, 08/08/46 (Call 02/08/46)	75	81,135
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	10	9,578
2.30%, 03/25/28 (Call 01/25/28)	10	9,516
2.50%, 04/01/25 (Call 03/01/25)	110	109,615
2.65%, 07/15/26 (Call 04/15/26)	60	59,591
2.80%, 04/01/27 (Call 02/01/27)	10	9,940
2.88%, 03/25/31 (Call 12/25/30)	10	9,546
2.95%, 11/15/24 (Call 09/15/24)	60	60,861
2.95%, 05/15/25 (Call 02/15/25)	110	110,986
2.95%, 04/01/30 (Call 01/01/30)	10	9,670
3.25%, 11/15/27 (Call 08/15/27)	10	10,127
3.40%, 07/08/24 (Call 04/08/24)	10	10,240
3.60%, 04/01/40 (Call 10/01/39)	115	104,096
3.60%, 04/01/50 (Call 10/01/49)	65	56,449
3.65%, 03/25/41 (Call 09/25/40)	110	99,586
3.80%, 11/15/37 (Call 05/15/37)	325	309,026
3.85%, 04/01/60 (Call 10/01/59)	50	43,088
3.90%, 05/15/35 (Call 11/15/34)	110	107,754
3.95%, 03/25/51 (Call 09/25/50)	10	9,171
4.00%, 07/15/46 (Call 01/15/46)	5	4,594
4.00%, 11/15/47 (Call 05/15/47)	80	73,288
4.10%, 03/25/61 (Call 09/25/60)	10	9,023
4.13%, 05/15/45 (Call 11/15/44)	10	9,327
4.30%, 07/08/34 (Call 01/08/34)	115	118,682
4.38%, 05/15/55 (Call 11/15/54)	75	71,313
5.38%, 07/15/40	10	10,973

Security	Par (000)	Value

Software (continued)
6.50%, 04/15/38	$105	$129,945
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	10	9,513
1.75%, 02/15/31 (Call 11/15/30)	110	97,581
2.35%, 09/15/24 (Call 08/15/24)	100	100,390
2.95%, 09/15/29 (Call 06/15/29)	50	49,521
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	10	9,444
2.70%, 07/15/41 (Call 01/15/41)	10	9,128
2.90%, 07/15/51 (Call 01/15/51)	135	123,098
3.05%, 07/15/61 (Call 01/15/61)	10	9,025
3.70%, 04/11/28 (Call 01/11/28)	10	10,671
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	10	8,818
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	35	33,966
1.40%, 08/15/26 (Call 07/15/26)	10	9,493
1.80%, 08/15/28 (Call 06/15/28)	35	32,443
2.20%, 08/15/31 (Call 05/15/31)	35	32,031
3.90%, 08/21/27 (Call 05/21/27)	25	26,147
4.50%, 05/15/25 (Call 04/15/25)	10	10,589
4.65%, 05/15/27 (Call 03/15/27)	10	10,827
4.70%, 05/15/30 (Call 02/15/30)	35	38,423

		4,547,888

Telecommunications — 1.8%
America Movil SAB de CV, 6.13%, 03/30/40	200	255,560
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	60	58,910
1.70%, 03/25/26 (Call 03/25/23)	60	58,387
2.25%, 02/01/32 (Call 11/01/31)	10	9,234
2.30%, 06/01/27 (Call 04/01/27)	10	9,865
2.55%, 12/01/33 (Call 09/01/33)	205	190,154
2.75%, 06/01/31 (Call 03/01/31)	160	155,677
3.10%, 02/01/43 (Call 08/01/42)	50	44,728
3.30%, 02/01/52 (Call 08/01/51)	185	164,150
3.40%, 05/15/25 (Call 02/15/25)	10	10,341
3.50%, 06/01/41 (Call 12/01/40)	100	95,063
3.50%, 02/01/61 (Call 08/01/60)	225	198,673
3.55%, 09/15/55 (Call 03/15/55)	198	179,576
3.65%, 06/01/51 (Call 12/01/50)	225	212,593
3.65%, 09/15/59 (Call 03/15/59)	50	45,384
3.80%, 03/01/24 (Call 01/01/24)	50	51,697
3.80%, 02/15/27 (Call 11/15/26)	60	63,375
3.80%, 12/01/57 (Call 06/01/57)	172	161,854
3.85%, 06/01/60 (Call 12/01/59)	10	9,358
3.90%, 03/11/24 (Call 12/11/23)	50	51,790
4.10%, 02/15/28 (Call 11/15/27)	5	5,366
4.13%, 02/17/26 (Call 11/17/25)	50	53,312
4.25%, 03/01/27 (Call 12/01/26)	10	10,776
4.30%, 02/15/30 (Call 11/15/29)	55	59,887
4.30%, 12/15/42 (Call 06/15/42)	10	10,388
4.35%, 03/01/29 (Call 12/01/28)	75	81,722
4.35%, 06/15/45 (Call 12/15/44)	50	51,710
4.45%, 04/01/24 (Call 01/01/24)	50	52,248
4.50%, 05/15/35 (Call 11/15/34)	10	10,985
4.75%, 05/15/46 (Call 11/15/45)	25	27,754
4.90%, 06/15/42	15	16,872
5.15%, 03/15/42	50	57,824
5.25%, 03/01/37 (Call 09/01/36)	100	117,562
Bell Telephone Co of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24	50	48,737

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	$25	$27,534
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	75	77,679
9.63%, 12/15/30	75	105,014
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	35	35,356
2.50%, 09/20/26 (Call 06/20/26)	10	10,220
2.95%, 02/28/26	25	25,913
3.50%, 06/15/25	25	26,159
3.63%, 03/04/24	35	36,319
5.50%, 01/15/40	10	12,875
5.90%, 02/15/39	105	139,478
Corning Inc.
4.75%, 03/15/42	100	114,922
5.35%, 11/15/48 (Call 05/15/48)	50	62,426
5.45%, 11/15/79 (Call 05/15/79)	10	11,577
5.85%, 11/15/68 (Call 05/15/68)	10	12,890
Deutsche Telekom International Finance BV
8.75%, 06/15/30	60	83,123
9.25%, 06/01/32	50	75,160
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	23,891
2.00%, 12/10/30 (Call 09/10/30)	25	22,400
3.75%, 08/15/29 (Call 05/15/29)	25	25,791
5.95%, 03/15/41	35	42,134
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	10	9,192
2.75%, 05/24/31 (Call 02/24/31)	10	9,445
4.00%, 09/01/24	143	147,863
4.60%, 02/23/28 (Call 11/23/27)	10	10,790
4.60%, 05/23/29 (Call 02/23/29)	10	10,791
5.50%, 09/01/44	25	29,038
Orange SA, 9.00%, 03/01/31	20	28,626
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	60	62,208
4.10%, 10/01/23 (Call 07/01/23)	50	51,309
4.35%, 05/01/49 (Call 11/01/48)	10	9,978
5.00%, 03/15/44 (Call 09/15/43)	85	91,788
Telefonica Emisiones SA
4.10%, 03/08/27	150	158,431
5.21%, 03/08/47	100	108,655
7.05%, 06/20/36	10	12,973
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	100	101,165
3.40%, 05/13/32 (Call 02/13/32)	10	10,109
3.70%, 09/15/27 (Call 06/15/27)	50	52,645
4.60%, 11/16/48 (Call 05/16/48)	25	28,012
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10	9,591
2.05%, 02/15/28 (Call 12/15/27)	10	9,521
2.25%, 11/15/31 (Call 08/15/31)	25	22,686
2.55%, 02/15/31 (Call 11/15/30)	185	172,986
3.00%, 02/15/41 (Call 08/15/40)	10	8,717
3.30%, 02/15/51 (Call 08/15/50)	135	117,635
3.50%, 04/15/25 (Call 03/15/25)	60	61,666
3.60%, 11/15/60 (Call 05/15/60)	10	8,771
3.60%, 11/15/60 (Call 05/15/60)(b)	50	43,918
3.75%, 04/15/27 (Call 02/15/27)	164	170,342
3.88%, 04/15/30 (Call 01/15/30)	75	77,536

Security	Par (000)	Value

Telecommunications (continued)
4.50%, 04/15/50 (Call 10/15/49)	$70	$73,019
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	10	9,504
1.45%, 03/20/26 (Call 02/20/26)	10	9,665
1.50%, 09/18/30 (Call 06/18/30)	10	8,914
1.75%, 01/20/31 (Call 10/20/30)	10	8,993
2.10%, 03/22/28 (Call 01/22/28)	10	9,662
2.55%, 03/21/31 (Call 12/21/30)	50	47,975
2.63%, 08/15/26	10	10,054
2.65%, 11/20/40 (Call 05/20/40)	105	91,199
2.88%, 11/20/50 (Call 05/20/50)	210	179,653
2.99%, 10/30/56 (Call 04/30/56)	216	184,159
3.00%, 03/22/27 (Call 01/22/27)	10	10,181
3.00%, 11/20/60 (Call 05/20/60)	10	8,307
3.15%, 03/22/30 (Call 12/22/29)	10	10,113
3.40%, 03/22/41 (Call 09/22/40)	100	96,287
3.55%, 03/22/51 (Call 09/22/50)	275	266,115
3.70%, 03/22/61 (Call 09/22/60)	60	57,246
3.88%, 02/08/29 (Call 11/08/28)	10	10,633
3.88%, 03/01/52 (Call 09/01/51)	10	10,350
4.00%, 03/22/50 (Call 09/22/49)	20	20,605
4.02%, 12/03/29 (Call 09/03/29)	85	91,118
4.13%, 03/16/27	10	10,716
4.27%, 01/15/36	10	10,961
4.33%, 09/21/28	60	65,408
4.40%, 11/01/34 (Call 05/01/34)	280	307,787
4.50%, 08/10/33	50	55,591
4.86%, 08/21/46	60	72,038
5.25%, 03/16/37	50	60,190
Vodafone Group PLC
3.75%, 01/16/24	50	51,758
4.13%, 05/30/25	60	63,094
4.25%, 09/17/50	10	10,244
4.38%, 05/30/28	239	258,538
4.38%, 02/19/43	50	51,677
4.88%, 06/19/49	60	66,749
5.25%, 05/30/48	90	104,566
6.15%, 02/27/37	5	6,214

		7,648,043

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	103	106,407
3.90%, 11/19/29 (Call 08/19/29)	10	10,455
5.10%, 05/15/44 (Call 11/15/43)	10	11,338

		128,200

Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	35	31,481
3.30%, 09/15/51 (Call 03/15/51)	50	48,412
3.40%, 09/01/24 (Call 06/01/24)	50	51,531
3.85%, 09/01/23 (Call 06/01/23)	50	51,387
3.90%, 08/01/46 (Call 02/01/46)	65	68,901
4.05%, 06/15/48 (Call 12/15/47)	50	54,383
4.95%, 09/15/41 (Call 03/15/41)	15	17,867
5.05%, 03/01/41 (Call 09/01/40)	75	90,132
5.15%, 09/01/43 (Call 03/01/43)	10	12,319
6.20%, 08/15/36	50	67,254
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	85	86,671
2.95%, 11/21/24 (Call 08/21/24)	25	25,466

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.65%, 02/03/48 (Call 08/03/47)	$15	$15,442
6.25%, 08/01/34	65	84,743
6.90%, 07/15/28	60	74,419
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10	9,711
2.45%, 12/02/31 (Call 09/02/31)	10	9,599
4.00%, 06/01/28 (Call 03/01/28)	100	107,069
4.80%, 09/15/35 (Call 03/15/35)	5	5,797
6.13%, 09/15/2115 (Call 03/15/2115)	50	66,058
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	9,697
2.50%, 05/15/51 (Call 11/15/50)	100	82,371
2.60%, 11/01/26 (Call 08/01/26)	35	35,384
3.25%, 06/01/27 (Call 03/01/27)	50	51,735
3.35%, 09/15/49 (Call 03/15/49)	75	71,585
3.80%, 03/01/28 (Call 12/01/27)	60	63,467
3.80%, 11/01/46 (Call 05/01/46)	25	25,414
4.25%, 03/15/29 (Call 12/15/28)	50	54,434
5.50%, 04/15/41 (Call 10/15/40)	25	30,768
6.22%, 04/30/40	25	33,362
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	10	9,508
3.10%, 08/05/29 (Call 05/05/29)	10	10,147
3.25%, 05/15/41 (Call 11/15/40)	10	9,337
3.40%, 02/15/28 (Call 11/15/27)	38	39,545
4.20%, 10/17/28 (Call 07/17/28)	65	71,085
4.25%, 05/15/30 (Call 02/15/30)	10	10,883
4.55%, 04/01/46 (Call 10/01/45)	65	70,784
4.75%, 11/15/45 (Call 05/15/45)	50	55,662
5.10%, 01/15/44	50	58,038
5.25%, 05/15/50 (Call 11/15/49)	10	12,007
Series 2020-1, Class AA, 1.88%, 08/20/35	184	173,923
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	25	26,350
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	50	50,452
3.50%, 05/01/50 (Call 11/01/49)	50	48,088
4.20%, 11/15/69 (Call 05/15/69)	10	10,452
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	20	20,653
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	9,624
2.90%, 06/15/26 (Call 03/15/26)	100	102,433
3.00%, 03/15/32 (Call 11/29/31)	10	10,188
3.05%, 05/15/50 (Call 11/15/49)	100	91,264
3.16%, 05/15/55 (Call 11/15/54)	72	66,131
3.65%, 08/01/25 (Call 06/01/25)	10	10,427
3.70%, 03/15/53 (Call 09/15/52)	10	10,236
4.05%, 08/15/52 (Call 02/15/52)	50	53,567
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)	10	10,243
4.63%, 06/01/25 (Call 05/01/25)	83	88,296
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)	10	9,703
2.40%, 02/05/30 (Call 11/05/29)	10	9,756
2.97%, 09/16/62 (Call 03/16/62)	75	64,641
3.20%, 05/20/41 (Call 11/20/40)	10	9,743
3.25%, 02/05/50 (Call 08/05/49)	10	9,602
3.55%, 05/20/61 (Call 11/20/60)	10	9,701
3.80%, 10/01/51 (Call 04/01/51)	100	104,411
3.80%, 04/06/71 (Call 10/06/70)	10	10,092

Security	Par (000)	Value

Transportation (continued)
3.84%, 03/20/60 (Call 09/20/59)	$50	$51,485
3.95%, 09/10/28 (Call 06/10/28)	60	64,555
4.50%, 09/10/48 (Call 03/10/48)	102	116,779
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	25	24,911
3.05%, 11/15/27 (Call 08/15/27)	10	10,436
3.40%, 03/15/29 (Call 12/15/28)	10	10,551
4.45%, 04/01/30 (Call 01/01/30)	10	11,286
5.20%, 04/01/40 (Call 10/01/39)	50	62,284
5.30%, 04/01/50 (Call 10/01/49)	10	13,425
6.20%, 01/15/38	94	127,694
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)	15	14,290
2.65%, 09/22/51 (Call 03/22/51)	200	182,976

		3,484,503

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	15	12,994
3.50%, 03/15/28 (Call 12/15/27)	35	36,221
4.00%, 06/30/30 (Call 03/30/30)	100	105,738
4.55%, 11/07/28 (Call 08/07/28)	25	27,532

		182,485

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	25	23,610

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	50	49,382
2.95%, 09/01/27 (Call 06/01/27)	50	50,950
3.45%, 06/01/29 (Call 03/01/29)	20	20,648
3.45%, 05/01/50 (Call 11/01/49)	5	4,777
3.75%, 09/01/28 (Call 06/01/28)	5	5,267
3.75%, 09/01/47 (Call 03/01/47)	70	69,730
4.00%, 12/01/46 (Call 06/01/46)	5	5,173
4.20%, 09/01/48 (Call 03/01/48)	5	5,285
4.30%, 09/01/45 (Call 03/01/45)	10	10,683
6.59%, 10/15/37	50	67,528
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	35	32,909
2.70%, 04/15/30 (Call 01/15/30)	110	106,836
3.35%, 04/15/50 (Call 10/15/49)	15	13,826
United Utilities PLC, 6.88%, 08/15/28	20	24,780

		467,774

Total Corporate Bonds & Notes — 35.9% (Cost: $164,166,399)		153,251,548

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	50	47,792
1.63%, 01/22/25	60	59,918
Hydro-Quebec, Series HK, 9.38%, 04/15/30	25	37,608
Province of Alberta Canada
1.00%, 05/20/25	50	48,653
1.30%, 07/22/30	115	106,797
1.88%, 11/13/24	50	50,166
3.30%, 03/15/28	240	255,583
3.35%, 11/01/23	50	51,513

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada
0.90%, 07/20/26	$50	$48,016
2.25%, 06/02/26	50	50,662
7.25%, 09/01/36	100	156,026
Province of Manitoba Canada
2.13%, 06/22/26	60	60,239
3.05%, 05/14/24	50	51,461
Series GX, 2.60%, 04/16/24	50	50,974
Province of Ontario Canada
0.63%, 01/21/26	25	23,752
1.05%, 04/14/26	50	48,120
1.13%, 10/07/30	50	45,858
1.60%, 02/25/31	40	38,008
2.30%, 06/15/26	150	151,684
2.50%, 04/27/26	250	254,882
3.05%, 01/29/24	200	205,592
Province of Quebec Canada
0.60%, 07/23/25	50	47,947
2.75%, 04/12/27	175	181,611
Series QW, 2.50%, 04/09/24	50	50,906
Series QX, 1.50%, 02/11/25	285	282,862

		2,406,630

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	350	329,661
3.50%, 01/25/50 (Call 07/25/49)	205	186,747

		516,408

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	100	105,953
5.75%, 11/22/23	124	131,079

		237,032

Indonesia — 0.1%
Indonesia Government International Bond
3.35%, 03/12/71	200	168,578
3.85%, 10/15/30	200	213,900

		382,478

Israel — 0.0%
Israel Government International Bond, 3.88%, 07/03/50	205	219,080

Italy — 0.2%
Republic of Italy Government International Bond
0.88%, 05/06/24	25	24,360
1.25%, 02/17/26	220	208,723
2.38%, 10/17/24	225	225,999
2.88%, 10/17/29	200	197,226
5.38%, 06/15/33	75	88,512

		744,820

Japan — 0.2%
Japan Bank for International Cooperation
1.88%, 04/15/31	100	98,294
2.25%, 11/04/26	200	202,744
2.38%, 11/16/22	175	176,601
2.88%, 06/01/27	50	52,047
3.25%, 07/20/23	200	204,962
Japan International Cooperation Agency, 2.75%, 04/27/27	50	51,760

		786,408

Security	Par (000)	Value

Mexico — 0.4%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	$410	$376,577
3.75%, 01/11/28	200	206,236
4.15%, 03/28/27	200	212,674
4.35%, 01/15/47	200	186,068
4.50%, 01/31/50 (Call 07/31/49)	200	188,728
4.60%, 01/23/46	200	192,448
4.75%, 04/27/32 (Call 01/27/32)	200	213,802
11.50%, 05/15/26	100	136,235

		1,712,768

Panama — 0.3%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	75	73,618
3.88%, 03/17/28 (Call 12/17/27)	25	25,788
4.00%, 09/22/24 (Call 06/24/24)	500	516,345
4.50%, 04/01/56 (Call 10/01/55)	200	192,018
8.88%, 09/30/27	280	363,062

		1,170,831

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	97,888
2.78%, 01/23/31 (Call 10/23/30)	55	52,154
2.78%, 12/01/60 (Call 06/01/60)	81	61,942
2.84%, 06/20/30	50	48,056
3.23%, 07/28/2121 (Call 01/28/2121)	55	40,945
5.63%, 11/18/50	50	62,744
6.55%, 03/14/37	50	63,467
8.75%, 11/21/33	61	89,119

		516,315

Philippines — 0.1%
Philippine Government International Bond
2.95%, 05/05/45	200	172,302
3.00%, 02/01/28	200	202,832
3.70%, 03/01/41	5	4,819
3.95%, 01/20/40	200	199,186

		579,139

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%, 04/06/26	175	180,906

South Korea — 0.1%
Export-Import Bank of Korea
1.38%, 02/09/31	50	46,118
2.63%, 05/26/26	50	51,097
2.88%, 01/21/25	200	204,838
Korea International Bond, 2.75%, 01/19/27	100	103,106

		405,159

Supranational — 2.1%
African Development Bank
0.88%, 03/23/26	55	52,884
0.88%, 07/22/26	125	120,210
3.00%, 09/20/23	360	368,809
Asian Development Bank
0.25%, 07/14/23	200	197,162
0.38%, 06/11/24	50	48,662
0.38%, 09/03/25	200	190,452
0.50%, 02/04/26	55	52,238
0.63%, 04/29/25	250	241,570
1.50%, 10/18/24	155	154,574

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.75%, 09/19/29	$50	$49,379
1.88%, 01/24/30	50	49,800
2.63%, 01/30/24	505	516,004
5.82%, 06/16/28	85	104,196
6.22%, 08/15/27	55	66,302
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	205	201,333
0.50%, 05/28/25	230	220,726
0.50%, 01/27/26	55	52,161
2.25%, 05/16/24	305	309,535
Council of Europe Development Bank
0.25%, 10/20/23	95	93,210
1.38%, 02/27/25	15	14,863
European Bank for Reconstruction & Development
0.25%, 07/10/23	200	197,168
0.50%, 11/25/25	200	190,472
0.50%, 01/28/26	100	94,965
1.63%, 09/27/24	100	100,061
European Investment Bank
0.25%, 09/15/23	340	334,271
0.38%, 12/15/25	200	189,556
0.75%, 10/26/26	50	47,690
1.25%, 02/14/31	50	47,281
1.63%, 03/14/25	200	199,590
1.63%, 10/09/29	50	49,007
1.63%, 05/13/31	20	19,543
1.88%, 02/10/25	205	206,117
2.25%, 06/24/24	200	203,128
2.50%, 10/15/24(c)	50	51,147
2.88%, 08/15/23	15	15,335
3.13%, 12/14/23	100	102,975
4.88%, 02/15/36	115	153,120
Inter-American Development Bank
0.25%, 11/15/23	50	49,029
0.63%, 07/15/25	110	105,909
0.63%, 09/16/27	50	46,706
0.88%, 04/03/25	100	97,502
1.13%, 07/20/28	250	238,352
1.75%, 03/14/25	155	155,267
2.00%, 06/02/26	200	201,190
2.38%, 07/07/27	50	51,319
2.63%, 01/16/24	15	15,321
3.00%, 10/04/23	215	220,401
3.13%, 09/18/28	70	75,256
4.38%, 01/24/44	130	170,938
International Bank for Reconstruction & Development
0.50%, 10/28/25	50	47,728
0.63%, 04/22/25	250	241,682
0.75%, 03/11/25	50	48,633
0.75%, 11/24/27	200	187,772
0.88%, 05/14/30	150	138,031
1.25%, 02/10/31	50	47,278
1.38%, 04/20/28	50	48,462
1.63%, 01/15/25	50	49,971
1.75%, 10/23/29	184	181,715
1.88%, 10/27/26	199	199,836
2.50%, 11/22/27	90	92,994
3.00%, 09/27/23	390	399,836
International Finance Corp.
0.75%, 08/27/30	45	41,000

Security	Par (000)	Value

Supranational (continued)
1.38%, 10/16/24	$150	$149,157
2.13%, 04/07/26	200	202,190
2.88%, 07/31/23	150	153,244

		8,962,215

Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	75	73,618
0.38%, 07/30/24	200	194,136

		267,754

Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 01/23/31 (Call 10/23/30)	10	11,002
4.50%, 08/14/24	10	10,377
4.98%, 04/20/55	55	65,162
5.10%, 06/18/50	165	197,122

		283,663

Total Foreign Government Obligations — 4.5% (Cost: $20,281,034)		19,371,606

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB
Series S1, NVS,6.92%, 04/01/40	75	107,248
Series S-3, 6.91%, 10/01/50	25	41,904
California State University RB
Class B, NVS, 2.72%, 11/01/52	25	23,230
Class B, NVS, 2.98%, 11/01/51 (Call 05/01/51)	25	24,051
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	39,798
Los Angeles Community College District/CA GO BAB, NVS,6.75%, 08/01/49	25	40,574
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	27,130
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	125	157,533
State of California
2.50%, 10/01/29	50	49,968
NVS,3.38%, 04/01/25	25	26,184
State of California GO, NVS,4.50%, 04/01/33 (Call 04/01/28)	25	27,692
State of California GO BAB
7.55%, 04/01/39	150	233,369
7.60%, 11/01/40	200	319,677
University of California RB
Series AD, NVS,4.86%, 05/15/2112	125	167,749
Series AJ, NVS,4.60%, 05/15/31	50	55,936
Series BD, NVS,3.35%, 07/01/29	25	26,515

		1,368,558

Florida — 0.0%
State Board of Administration Finance Corp. RB, NVS,1.71%, 07/01/27	100	97,528

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	29,203

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, NVS,4.47%, 01/01/49(c)	50	63,418
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, NVS,6.90%, 12/01/40	25	33,525

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO, 5.10%, 06/01/33	$275	$303,104
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	60,703

		460,750

Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, NVS,6.25%, 05/15/43	25	35,140

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, NVS,2.81%, 09/01/43	50	47,949
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	32,614

		80,563

Michigan — 0.0%
Michigan Finance Authority RB, NVS, 3.38%, 12/01/40	25	26,372
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	50	47,504

		73,876

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, NVS,4.13%, 06/15/42	50	51,845
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	68,634

		120,479

New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, NVS,6.67%, 11/15/39	45	60,745
New York City Water & Sewer System RB BAB, NVS,6.01%, 06/15/42	150	212,756
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	18,703
New York State Thruway Authority RB, Class M, NVS, 2.90%, 01/01/35	200	200,473
Port Authority of New York & New Jersey RB
NVS,3.29%, 08/01/69	50	48,678
Series 168, 4.93%, 10/01/51	165	211,503
Series 182, NVS,5.31%, 08/01/46 (Call 08/01/24)	50	53,220

		806,078

Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	86,115
JobsOhio Beverage System RB, Series B, NVS,4.53%, 01/01/35	25	28,869
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	125	158,605
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,705

		302,294

Oregon — 0.0%
State of Oregon GO, NVS,5.89%, 06/01/27	50	56,612

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	53,970
Dallas Area Rapid Transit RB BAB, NVS,5.02%, 12/01/48(c)	25	32,528
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	47,589
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	38,815
State of Texas GO BAB, 5.52%, 04/01/39	65	86,052

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	$50	$57,237

		316,191

Virginia — 0.0%
University of Virginia RB
NVS,2.58%, 11/01/51 (Call 05/01/51)	50	44,987
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	30,572

		75,559

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40(c)	45	57,826

Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	26,688

Total Municipal Debt Obligations — 0.9% (Cost: $4,084,667)		3,907,345

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	10	10,045
Federal Home Loan Banks
1.50%, 08/15/24	20	19,971
2.13%, 06/09/23	20	20,216
2.50%, 12/09/22	20	20,233
3.13%, 09/12/25	10	10,450
3.25%, 06/09/28	90	96,822
3.25%, 11/16/28	1,280	1,384,025
3.38%, 09/08/23	25	25,765
5.50%, 07/15/36	25	34,550
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	69,054
0.25%, 09/08/23	800	787,080
6.25%, 07/15/32	165	228,063
Federal National Mortgage Association
0.25%, 07/10/23	300	295,662
0.25%, 11/27/23	260	254,711
0.63%, 04/22/25	500	483,525
0.88%, 08/05/30	500	453,415
1.63%, 01/07/25	285	284,621
1.75%, 07/02/24	250	250,800
1.88%, 09/24/26	485	487,008
2.38%, 01/19/23	100	101,176
2.63%, 09/06/24	330	338,418
5.63%, 07/15/37	76	106,267
6.25%, 05/15/29	50	64,279
6.63%, 11/15/30	90	122,014
7.25%, 05/15/30	35	48,702
Tennessee Valley Authority
3.50%, 12/15/42	50	55,326
5.25%, 09/15/39	60	80,495
6.15%, 01/15/38	275	400,378
7.13%, 05/01/30	190	260,537
Series A, 2.88%, 02/01/27	100	104,778

		6,898,386

U.S. Government Obligations — 56.0%
U.S. Treasury Note/Bond
0.13%, 12/31/22	7,000	6,949,687
0.13%, 02/28/23	5,370	5,319,656
0.13%, 05/15/23	500	493,672
0.13%, 05/31/23	1,000	986,367

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.13%, 06/30/23	$2,580	$2,541,502
0.13%, 07/31/23	1,500	1,475,215
0.13%, 08/15/23	1,000	982,852
0.13%, 01/15/24	1,400	1,365,820
0.25%, 04/15/23	750	742,354
0.25%, 06/15/23	300	296,238
0.25%, 11/15/23	100	98,070
0.25%, 03/15/24	2,700	2,632,500
0.25%, 05/15/24	10,500	10,207,969
0.25%, 06/15/24	7,700	7,475,617
0.25%, 05/31/25	500	477,422
0.25%, 06/30/25	700	667,297
0.25%, 07/31/25	250	238,027
0.25%, 08/31/25	30	28,419
0.25%, 10/31/25	2,300	2,180,508
0.38%, 10/31/23	1,000	983,086
0.38%, 04/15/24	9,000	8,785,547
0.38%, 07/15/24(c)	200	194,516
0.38%, 08/15/24	6,000	5,826,562
0.38%, 09/15/24	2,500	2,424,219
0.38%, 04/30/25	600	576,094
0.38%, 11/30/25	1,100	1,046,289
0.38%, 12/31/25	1,150	1,092,859
0.38%, 01/31/26	1,200	1,138,313
0.38%, 07/31/27	750	696,270
0.38%, 09/30/27	700	647,883
0.50%, 03/15/23	400	397,531
0.50%, 03/31/25	700	675,773
0.50%, 02/28/26	1,350	1,285,664
0.50%, 06/30/27	450	421,066
0.50%, 10/31/27	500	465,430
0.63%, 07/31/26	7,200	6,857,438
0.63%, 03/31/27	100	94,547
0.63%, 12/31/27	1,210	1,131,917
0.63%, 05/15/30	5,250	4,775,039
0.63%, 08/15/30	775	702,707
0.75%, 11/15/24	800	781,688
0.75%, 05/31/26	5,700	5,467,992
0.75%, 08/31/26	3,800	3,636,719
0.75%, 01/31/28	1,450	1,364,926
0.88%, 06/30/26	9,100	8,769,414
0.88%, 09/30/26	2,000	1,923,125
1.00%, 12/15/24	900	884,953
1.00%, 07/31/28	7,700	7,318,008
1.13%, 01/15/25	7,000	6,901,562
1.13%, 10/31/26	1,000	971,953
1.13%, 08/31/28	4,300	4,116,578
1.13%, 02/15/31	1,500	1,414,453
1.13%, 05/15/40	3,100	2,578,328
1.13%, 08/15/40	1,410	1,168,317
1.25%, 11/30/26	1,900	1,857,695
1.25%, 03/31/28	700	677,961
1.25%, 04/30/28	200	193,594
1.25%, 05/31/28	1,950	1,885,559
1.25%, 06/30/28	8,280	8,000,550
1.25%, 09/30/28	1,000	964,375
1.25%, 08/15/31	6,500	6,175,000
1.25%, 05/15/50	390	311,269
1.38%, 08/31/23	150	150,082
1.38%, 10/31/28	1,000	971,719

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.38%, 11/15/31	$2,300	$2,205,844
1.38%, 11/15/40	4,880	4,220,437
1.38%, 08/15/50	350	288,203
1.50%, 03/31/23	200	200,766
1.50%, 09/30/24	600	598,406
1.50%, 10/31/24	300	299,133
1.50%, 11/30/24	1,000	996,875
1.50%, 02/15/25	3,500	3,486,328
1.50%, 08/15/26	2,530	2,503,316
1.50%, 01/31/27(c)	1,100	1,087,453
1.50%, 11/30/28	2,100	2,056,687
1.63%, 04/30/23	250	251,240
1.63%, 02/15/26	2,500	2,489,062
1.63%, 05/15/26	2,000	1,989,844
1.63%, 09/30/26	500	497,266
1.63%, 10/31/26	300	298,359
1.63%, 11/30/26	1,400	1,392,234
1.63%, 05/15/31	3,870	3,804,694
1.63%, 11/15/50	2,760	2,418,019
1.75%, 06/30/24	400	401,906
1.75%, 12/31/24	400	401,406
1.75%, 01/31/29	500	497,656
1.75%, 08/15/41	3,600	3,303,562
1.88%, 02/28/27	1,000	1,007,031
1.88%, 02/28/29	1,000	1,003,906
1.88%, 02/15/32	800	803,375
1.88%, 02/15/51	1,500	1,396,172
1.88%, 11/15/51	1,400	1,306,813
2.00%, 04/30/24	2,100	2,121,492
2.00%, 02/15/25	475	479,861
2.00%, 11/15/26	450	454,992
2.00%, 02/15/50	280	268,013
2.00%, 08/15/51	2,700	2,592,000
2.13%, 09/30/24	500	506,602
2.13%, 05/15/25	550	557,648
2.25%, 12/31/23	500	507,344
2.25%, 11/15/24	800	813,563
2.25%, 11/15/25	350	356,672
2.25%, 02/15/27	100	102,367
2.25%, 08/15/27	450	461,215
2.25%, 05/15/41	3,900	3,890,250
2.25%, 08/15/46	465	459,841
2.25%, 02/15/52	600	611,438
2.38%, 01/31/23	900	910,898
2.38%, 08/15/24	550	560,441
2.38%, 05/15/27	200	206,047
2.38%, 05/15/51	3,500	3,651,484
2.50%, 08/15/23	200	203,469
2.50%, 02/15/45	1,195	1,233,091
2.50%, 02/15/46	1,700	1,759,500
2.50%, 05/15/46	3,490	3,613,241
2.75%, 05/31/23	550	560,420
2.75%, 11/15/23	500	511,328
2.75%, 08/31/25	200	207,000
2.75%, 08/15/42	250	269,023
2.75%, 11/15/42	100	107,563
2.75%, 08/15/47(c)	500	547,500
2.75%, 11/15/47	720	788,850
2.88%, 11/30/23	250	256,309
2.88%, 05/31/25	500	518,633

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/46	$350	$388,172
2.88%, 05/15/49	2,000	2,272,187
3.00%, 11/15/44	1,500	1,682,578
3.00%, 05/15/45	1,500	1,685,391
3.00%, 11/15/45	1,000	1,127,188
3.00%, 02/15/47	150	170,320
3.00%, 08/15/48	1,100	1,268,609
3.00%, 02/15/49	150	174,094
3.13%, 11/15/28	800	865,500
3.13%, 08/15/44	1,000	1,142,656
3.13%, 05/15/48	100	117,813
3.38%, 11/15/48	320	395,100
4.75%, 02/15/37	400	546,063
5.00%, 05/15/37	1,200	1,680,000
6.50%, 11/15/26	300	363,891
6.88%, 08/15/25	300	352,008

		239,389,420

Total U.S. Government & Agency Obligations — 57.6% (Cost: $254,881,646)		246,287,806

Short-Term Investments

Money Market Funds — 1.4%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)(h)	5,994	5,994,069

Total Short-Term Investments — 1.4% (Cost: $5,994,069)		5,994,069

Total Investments in Securities — 100.3% (Cost: $449,407,815)		428,812,374

Other Assets, Less Liabilities — (0.3)%		(1,271,507)

Net Assets — 100.0%		$427,540,867

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$8,977,033	$—	$(2,982,964	)(a)	$—	$—	$5,994,069	5,994	$12,430	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$153,251,548	$—	$153,251,548
Foreign Government Obligations	—	19,371,606	—	19,371,606
Municipal Debt Obligations	—	3,907,345	—	3,907,345
U.S. Government & Agency Obligations	—	246,287,806	—	246,287,806
Money Market Funds	5,994,069	—	—	5,994,069

	$5,994,069	$422,818,305	$—	$428,812,374

See notes to financial statements.

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$70	$66,381
4.65%, 10/01/28 (Call 07/01/28)	200	219,352
4.75%, 03/30/30 (Call 12/30/29)	145	160,811
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	55	52,805
2.60%, 08/01/31 (Call 05/01/31)	180	173,115
4.20%, 06/01/30 (Call 03/01/30)	140	151,585
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	458	477,451
3.65%, 11/01/24 (Call 08/01/24)	80	82,664
WPP Finance 2010, 3.75%, 09/19/24	320	331,392

		1,715,556
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 04/07/22)	515	506,750
1.88%, 06/15/23 (Call 04/15/23)	24	23,970
2.20%, 02/04/26 (Call 02/04/23)	440	426,122
2.25%, 06/15/26 (Call 03/15/26)	250	244,080
2.60%, 10/30/25 (Call 07/30/25)	70	69,593
2.70%, 02/01/27 (Call 12/01/26)	245	241,663
2.75%, 02/01/26 (Call 01/01/26)	90	90,030
2.80%, 03/01/23 (Call 02/01/23)	100	101,045
2.80%, 03/01/27 (Call 12/01/26)	190	187,517
2.85%, 10/30/24 (Call 07/30/24)	63	63,640
2.95%, 02/01/30 (Call 11/01/29)	70	67,495
3.10%, 05/01/26 (Call 03/01/26)	205	206,825
3.20%, 03/01/29 (Call 12/01/28)	263	260,025
3.25%, 03/01/28 (Call 12/01/27)	235	235,390
3.45%, 11/01/28 (Call 08/01/28)	55	55,386
3.63%, 02/01/31 (Call 11/01/30)	205	206,792
4.88%, 05/01/25 (Call 04/01/25)	716	761,323
5.04%, 05/01/27 (Call 03/01/27)	320	347,936
5.15%, 05/01/30 (Call 02/01/30)	838	924,850
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	145	138,874
1.88%, 08/15/23 (Call 06/15/23)	111	111,427
2.13%, 08/15/26 (Call 05/15/26)	150	149,745
2.25%, 06/01/31 (Call 03/01/31)	45	43,680
2.38%, 11/15/24 (Call 09/15/24)	60	60,578
2.63%, 11/15/27 (Call 08/15/27)	151	153,199
3.25%, 04/01/25 (Call 03/01/25)	135	139,298
3.38%, 05/15/23 (Call 04/15/23)	220	224,543
3.50%, 05/15/25 (Call 03/15/25)	185	192,050
3.50%, 04/01/27 (Call 02/01/27)	260	273,832
3.63%, 04/01/30 (Call 01/01/30)	212	225,714
3.75%, 05/15/28 (Call 02/15/28)	335	356,480
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	330	298,551
2.90%, 12/15/29 (Call 09/15/29)	60	59,588
3.83%, 04/27/25 (Call 01/27/25)	190	197,995
3.85%, 06/15/23 (Call 05/15/23)	10	10,248
3.85%, 12/15/26 (Call 09/15/26)	155	162,707
3.95%, 05/28/24 (Call 02/28/24)	140	145,064
4.40%, 06/15/28 (Call 03/15/28)	325	351,450
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	10	9,372
2.90%, 03/01/25 (Call 12/01/24)	243	248,647

Security	Par (000)	Value

Aerospace & Defense (continued)
3.55%, 01/15/26 (Call 10/15/25)	$508	$534,167
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	277	282,274
3.20%, 02/01/27 (Call 11/01/26)	199	204,624
3.25%, 08/01/23	260	265,629
3.25%, 01/15/28 (Call 10/15/27)	195	200,129
4.40%, 05/01/30 (Call 02/01/30)	140	154,312
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	91,378
2.25%, 07/01/30 (Call 04/01/30)	255	242,265
2.65%, 11/01/26 (Call 08/01/26)	25	25,447
3.13%, 05/04/27 (Call 02/04/27)	204	210,336
3.20%, 03/15/24 (Call 01/15/24)	365	373,870
3.50%, 03/15/27 (Call 12/15/26)	355	370,971
3.70%, 12/15/23 (Call 09/15/23)	82	84,371
3.95%, 08/16/25 (Call 06/16/25)	387	408,018
4.13%, 11/16/28 (Call 08/16/28)	575	621,563
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/07/22)	25	24,421
2.25%, 04/01/28 (Call 02/01/28)	20	19,447
2.75%, 04/01/31 (Call 01/01/31)	55	52,910

		12,739,606
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	290	289,472
2.45%, 02/04/32 (Call 11/04/31)	330	294,756
2.63%, 09/16/26 (Call 06/16/26)	188	187,742
3.40%, 05/06/30 (Call 02/06/30)	155	153,207
4.00%, 01/31/24	25	25,887
4.40%, 02/14/26 (Call 12/14/25)	25	26,559
4.80%, 02/14/29 (Call 11/14/28)	35	37,883
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	418	422,736
2.90%, 03/01/32 (Call 12/01/31)	40	40,471
3.25%, 03/27/30 (Call 12/27/29)	120	124,636
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	295	275,415
2.73%, 03/25/31 (Call 12/25/30)	255	233,713
2.79%, 09/06/24 (Call 08/06/24)	165	166,041
3.22%, 08/15/24 (Call 06/15/24)	618	627,455
3.22%, 09/06/26 (Call 07/06/26)	166	166,171
3.46%, 09/06/29 (Call 06/06/29)	235	232,067
3.56%, 08/15/27 (Call 05/15/27)	584	589,472
4.70%, 04/02/27 (Call 02/02/27)	45	47,783
4.91%, 04/02/30 (Call 01/02/30)	150	160,245
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	220	209,306
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	110	106,778
2.75%, 05/14/31 (Call 02/14/31)	230	218,955
3.25%, 08/15/26 (Call 05/15/26)	185	189,483
3.75%, 09/25/27 (Call 06/25/27)	147	153,664
4.35%, 03/15/24 (Call 03/10/22)	245	256,775
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	35	32,915
1.13%, 05/01/23	35	34,892
1.50%, 05/01/25 (Call 04/01/25)	191	186,343
1.75%, 11/01/30 (Call 08/01/30)	95	86,078
2.10%, 05/01/30 (Call 02/01/30)	155	145,655
2.13%, 05/10/23 (Call 03/10/23)	225	226,377

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.63%, 03/06/23	$230	$232,505
2.75%, 02/25/26 (Call 11/25/25)	275	278,880
2.88%, 05/01/24 (Call 04/01/24)	205	209,147
3.13%, 08/17/27 (Call 05/17/27)	165	170,316
3.13%, 03/02/28 (Call 12/02/27)	45	46,247
3.25%, 11/10/24	353	364,448
3.38%, 08/11/25 (Call 05/11/25)	240	247,673
3.38%, 08/15/29 (Call 05/15/29)	266	273,820
3.60%, 11/15/23	230	237,280
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	699	731,839
4.85%, 09/15/23	275	286,085

		9,027,172
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	11,155
Series 2016-1, Class AA, 3.58%, 07/15/29	44	44,241
Series 2016-2, Class AA, 3.20%, 12/15/29	73	71,336
Series 2016-3, Class AA, 3.00%, 04/15/30	46	45,345
Series 2017-1, Class AA, 3.65%, 02/15/29	11	11,472
Series 2017-2, Class AA, 3.35%, 04/15/31	182	180,710
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	78	79,421
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	145	138,591
3.00%, 11/15/26 (Call 08/15/26)	70	70,831
4.75%, 05/04/23	245	253,200
5.13%, 06/15/27 (Call 04/15/27)	405	449,518
5.25%, 05/04/25 (Call 04/04/25)	15	16,177
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	26	26,503
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	132	136,252
Series 2014-1, Class A, 4.00%, 10/11/27	26	26,234
Series 2014-2, Class A, 3.75%, 03/03/28	219	222,592
Series 2016-1, Class AA, 3.10%, 01/07/30	57	56,564
Series 2018-1, Class AA, 3.50%, 09/01/31	22	21,721
Series 2020-1, Class A, 5.88%, 04/15/29	569	599,483

		2,461,346
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	10	10,085
2.38%, 11/01/26 (Call 08/01/26)	205	207,497
2.40%, 03/27/25 (Call 02/27/25)	53	53,761
2.75%, 03/27/27 (Call 01/27/27)	298	306,100
2.85%, 03/27/30 (Call 12/27/29)	549	558,075
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	135	142,594
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	44,941
3.75%, 09/15/25 (Call 07/15/25)	95	99,420
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	22	23,020
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	45	45,146
2.80%, 04/23/27 (Call 02/23/27)	155	156,928
2.95%, 04/23/30 (Call 01/23/30)	90	89,079

		1,736,646
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.55%, 07/12/24	235	227,052
0.88%, 07/07/23	315	312,124

Security	Par (000)	Value

Auto Manufacturers (continued)
1.00%, 09/10/25	$10	$9,578
1.20%, 07/08/25	70	67,668
1.30%, 09/09/26	170	162,894
1.50%, 01/13/25	100	98,131
1.95%, 05/10/23	328	329,614
2.00%, 03/24/28	75	72,395
2.25%, 01/12/29	100	97,078
2.30%, 09/09/26	225	224,941
2.35%, 01/08/27	210	209,630
2.40%, 06/27/24	101	101,995
2.90%, 02/16/24	157	159,933
3.45%, 07/14/23	215	219,956
3.50%, 02/15/28	180	188,705
3.55%, 01/12/24	235	242,405
3.63%, 10/10/23	32	32,942
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	180	161,869
3.65%, 10/01/23 (Call 07/01/23)	95	97,404
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	205	216,220
4.88%, 10/02/23	45	46,971
5.00%, 10/01/28 (Call 07/01/28)	287	313,108
5.40%, 10/02/23	89	93,582
6.13%, 10/01/25 (Call 09/01/25)	273	301,941
6.80%, 10/01/27 (Call 08/01/27)	75	88,396
General Motors Financial Co. Inc.
1.05%, 03/08/24	25	24,393
1.20%, 10/15/24	95	92,132
1.25%, 01/08/26 (Call 12/08/25)	95	89,663
1.50%, 06/10/26 (Call 05/10/26)	110	104,164
1.70%, 08/18/23	55	54,800
2.35%, 02/26/27 (Call 01/26/27)	100	96,992
2.35%, 01/08/31 (Call 10/08/30)	40	36,269
2.40%, 04/10/28 (Call 02/10/28)	215	205,342
2.40%, 10/15/28 (Call 08/15/28)	190	180,145
2.70%, 06/10/31 (Call 03/10/31)	430	399,036
2.75%, 06/20/25 (Call 05/20/25)	420	419,794
2.90%, 02/26/25 (Call 01/26/25)	478	480,925
3.50%, 11/07/24 (Call 09/07/24)	325	332,881
3.60%, 06/21/30 (Call 03/21/30)	231	231,922
3.70%, 05/09/23 (Call 03/09/23)	485	493,774
3.85%, 01/05/28 (Call 10/05/27)	110	113,341
3.95%, 04/13/24 (Call 02/13/24)	287	295,581
4.00%, 01/15/25 (Call 10/15/24)	281	290,754
4.00%, 10/06/26 (Call 07/06/26)	350	365,298
4.15%, 06/19/23 (Call 05/19/23)	162	166,123
4.25%, 05/15/23	121	124,491
4.30%, 07/13/25 (Call 04/13/25)	10	10,435
4.35%, 04/09/25 (Call 02/09/25)	220	230,210
4.35%, 01/17/27 (Call 10/17/26)	442	465,744
5.10%, 01/17/24 (Call 12/17/23)	474	497,401
5.25%, 03/01/26 (Call 12/01/25)	347	375,506
5.65%, 01/17/29 (Call 10/17/28)	50	56,197
PACCAR Financial Corp.
0.35%, 08/11/23	10	9,848
0.35%, 02/02/24	75	72,998
1.10%, 05/11/26	60	57,596
1.80%, 02/06/25	65	64,442
2.00%, 02/04/27	200	198,310
2.15%, 08/15/24	10	10,051

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.40%, 08/09/23	$62	$63,552
Stellantis NV, 5.25%, 04/15/23	1,000	1,033,910
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	240	234,062
1.34%, 03/25/26 (Call 02/25/26)	320	308,922
2.36%, 07/02/24	200	201,440
2.36%, 03/25/31 (Call 12/25/30)	300	292,995
2.76%, 07/02/29	70	70,459
3.42%, 07/20/23	290	297,441
3.67%, 07/20/28	50	53,250
Toyota Motor Credit Corp.
0.45%, 01/11/24	40	39,054
0.63%, 09/13/24	305	294,587
1.13%, 06/18/26	300	287,244
1.45%, 01/13/25	100	98,470
1.65%, 01/10/31	100	91,481
1.80%, 02/13/25	180	178,697
1.90%, 01/13/27	100	98,240
1.90%, 04/06/28	200	192,686
1.90%, 09/12/31	330	306,035
2.00%, 10/07/24	262	261,961
2.15%, 02/13/30	25	24,050
2.25%, 10/18/23	25	25,240
2.90%, 04/17/24	315	321,394
3.00%, 04/01/25	287	294,023
3.05%, 01/11/28	175	180,414
3.20%, 01/11/27	250	260,180
3.35%, 01/08/24	250	257,085
3.38%, 04/01/30	330	345,596
3.40%, 04/14/25	180	186,271
3.45%, 09/20/23	212	217,881

		17,239,710
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	55	59,184
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	223	222,585
3.38%, 03/15/25 (Call 12/15/24)	230	237,139
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	315	292,182
3.50%, 05/30/30 (Call 02/28/30)	15	15,074
3.80%, 09/15/27 (Call 06/15/27)	58	60,464
4.25%, 05/15/29 (Call 02/15/29)	235	248,867
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	15	14,448
3.63%, 06/15/24 (Call 03/15/24)	93	95,589
4.15%, 10/01/25 (Call 07/01/25)	303	320,432

		1,565,964
Banks — 8.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	60	63,311
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	10	9,853
1.13%, 09/18/25	485	460,881
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	400	377,156
1.85%, 03/25/26	200	192,206
2.71%, 06/27/24	400	403,640
2.75%, 05/28/25	210	210,202
2.75%, 12/03/30	290	263,047
2.96%, 03/25/31	205	196,818

Security	Par (000)	Value

Banks (continued)
3.23%, 11/22/32 (Call 11/22/31)(a)	$200	$185,810
3.31%, 06/27/29	200	202,370
3.49%, 05/28/30	200	200,730
3.80%, 02/23/28	15	15,472
3.85%, 04/12/23	400	408,680
4.25%, 04/11/27	200	211,286
4.38%, 04/12/28	250	265,290
5.18%, 11/19/25	410	437,913
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	540	527,402
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	25	24,057
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	635	600,691
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	20	19,878
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	400	388,656
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	1,070	1,022,139
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	90	89,122
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	555	502,824
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	450	407,227
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	80	78,677
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	500	473,195
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	625	579,975
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	403	402,073
2.48%, 09/21/36 (Call 09/21/31)(a)	500	453,455
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	685	652,620
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	305	300,178
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	170	161,301
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	150	143,531
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(a)	775	745,178
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	538	527,213
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	305	298,879
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	620	628,730
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	510	510,602
3.25%, 10/21/27 (Call 10/21/26)	621	635,314
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	350	356,877
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	1,043	1,067,646
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	404	411,959
3.50%, 04/19/26	509	527,858
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(a)	372	377,937
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	633	649,888
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	620	640,169
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	485	502,271
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	410	427,351
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	626	640,755
3.88%, 08/01/25	370	387,760

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	$616	$644,946
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	662	694,577
4.00%, 04/01/24	560	580,922
4.00%, 01/22/25	491	509,923
4.10%, 07/24/23	444	458,887
4.13%, 01/22/24	700	727,762
4.20%, 08/26/24	776	807,979
4.25%, 10/22/26	478	507,158
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	625	666,312
4.45%, 03/03/26	412	438,047
Series L, 3.95%, 04/21/25	655	679,006
Series L, 4.18%, 11/25/27 (Call 11/25/26)	397	417,160
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	575	550,056
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	600	573,504
Bank of Montreal
0.40%, 09/15/23	90	88,124
0.45%, 12/08/23	500	487,780
0.63%, 07/09/24	25	24,138
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	90	84,941
1.25%, 09/15/26	145	137,509
1.50%, 01/10/25	100	97,907
1.85%, 05/01/25	300	296,523
2.50%, 06/28/24	223	225,049
3.80%, 12/15/32 (Call 12/15/27)(a)	165	169,061
4.34%, 10/05/28 (Call 10/05/23)(a)	265	273,022
Series E, 3.30%, 02/05/24	240	245,930
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	45	44,034
0.50%, 04/26/24 (Call 03/26/24)	35	34,048
0.75%, 01/28/26 (Call 12/28/25)	55	52,171
1.05%, 10/15/26 (Call 09/15/26)	180	171,182
1.60%, 04/24/25 (Call 03/24/25)	164	161,458
1.65%, 07/14/28 (Call 05/14/28)	65	61,638
1.65%, 01/28/31 (Call 10/28/30)	50	46,159
1.80%, 07/28/31 (Call 04/28/31)	115	105,641
2.05%, 01/26/27 (Call 12/26/26)	100	98,887
2.10%, 10/24/24	340	341,261
2.20%, 08/16/23 (Call 06/16/23)	85	85,668
2.45%, 08/17/26 (Call 05/17/26)	83	84,013
2.50%, 01/26/32 (Call 10/26/31)	100	97,318
2.80%, 05/04/26 (Call 02/04/26)	262	267,871
3.00%, 10/30/28 (Call 07/30/28)	110	111,051
3.25%, 09/11/24 (Call 08/11/24)	255	262,681
3.25%, 05/16/27 (Call 02/16/27)	265	275,420
3.30%, 08/23/29 (Call 05/23/29)	154	159,259
3.40%, 05/15/24 (Call 04/15/24)	200	206,410
3.40%, 01/29/28 (Call 10/29/27)	186	194,764
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	86	89,896
3.45%, 08/11/23	234	240,119
3.50%, 04/28/23	155	158,474
3.85%, 04/28/28	40	42,799
3.95%, 11/18/25 (Call 10/18/25)	192	203,685
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	289	298,314
Series G, 3.00%, 02/24/25 (Call 01/24/25)	235	241,183

Security	Par (000)	Value

Banks (continued)
Series J, 0.85%, 10/25/24 (Call 09/25/24)	$200	$194,592
Series J, 1.90%, 01/25/29 (Call 11/25/28)	160	153,472
Bank of Nova Scotia (The)
0.55%, 09/15/23	138	135,303
0.65%, 07/31/24	20	19,293
0.70%, 04/15/24	245	237,697
1.05%, 03/02/26	60	56,828
1.30%, 06/11/25	160	154,403
1.30%, 09/15/26	50	47,540
1.63%, 05/01/23	230	230,028
1.95%, 02/02/27	100	97,142
2.15%, 08/01/31	25	23,349
2.20%, 02/03/25	85	84,725
2.70%, 08/03/26	575	580,618
3.40%, 02/11/24	50	51,307
4.50%, 12/16/25	449	477,260
Bank of Nova Scotia/The, 1.45%, 01/10/25	100	97,858
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	90	96,432
5.13%, 06/11/30 (Call 03/11/30)	55	58,757
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	240	234,058
2.28%, 11/24/27 (Call 11/24/26)(a)	210	202,549
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	65	61,348
2.67%, 03/10/32 (Call 03/10/31)(a)	200	187,522
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	225	224,726
3.65%, 03/16/25	275	282,252
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	455	467,417
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	515	529,302
4.34%, 01/10/28 (Call 01/10/27)	300	317,094
4.38%, 09/11/24	315	326,601
4.38%, 01/12/26	700	739,102
4.84%, 05/09/28 (Call 05/07/27)	405	428,733
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	515	559,743
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	345	369,233
5.20%, 05/12/26	720	775,678
BNP Paribas SA
3.25%, 03/03/23	484	491,662
4.25%, 10/15/24	285	297,580
BPCE SA
3.38%, 12/02/26	250	257,685
4.00%, 04/15/24	265	274,604
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	35	34,414
0.50%, 12/14/23	370	360,472
0.95%, 06/23/23	95	94,008
1.00%, 10/18/24	150	145,311
1.25%, 06/22/26	150	141,972
2.25%, 01/28/25	290	289,640
3.10%, 04/02/24	135	137,688
3.50%, 09/13/23	604	620,827
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	25	24,449
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	295	286,725
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	655	617,062
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	560	530,432

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	$20	$19,975
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	145	142,880
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	335	315,654
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	485	460,381
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	661	630,442
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	470	453,301
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	375	370,249
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	600	591,762
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	100	100,880
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	678	687,099
3.20%, 10/21/26 (Call 07/21/26)	580	591,478
3.30%, 04/27/25	689	705,584
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	591	603,263
3.40%, 05/01/26	468	482,447
3.50%, 05/15/23	337	344,721
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	530	544,628
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	591	611,650
3.70%, 01/12/26	488	509,770
3.75%, 06/16/24	127	131,449
3.88%, 10/25/23	206	212,625
3.88%, 03/26/25	295	304,992
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	540	563,803
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	590	621,187
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	10	10,257
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	391	411,981
4.13%, 07/25/28	520	546,260
4.30%, 11/20/26	402	428,042
4.40%, 06/10/25	631	662,216
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	690	749,023
4.45%, 09/29/27	827	883,616
4.60%, 03/09/26	385	410,826
5.50%, 09/13/25	414	451,649
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	25	24,922
3.70%, 03/29/23 (Call 02/28/23)	250	254,872
3.75%, 02/18/26 (Call 11/18/25)	265	278,573
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	332	318,172
2.85%, 07/27/26 (Call 04/27/26)	95	95,960
3.25%, 04/30/30 (Call 01/30/30)	30	30,326
4.30%, 12/03/25 (Call 11/03/25)	10	10,537
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	375	383,636
4.00%, 02/01/29 (Call 11/03/28)	195	209,258
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	390	402,835
4.38%, 08/04/25	10	10,472
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	245,697
Credit Suisse AG/New York NY
0.50%, 02/02/24	60	58,181
1.00%, 05/05/23	500	496,150
1.25%, 08/07/26	20	18,796
2.95%, 04/09/25	445	451,061

Security	Par (000)	Value

Banks (continued)
3.63%, 09/09/24	$735	$758,571
Credit Suisse Group AG
3.75%, 03/26/25	510	523,831
3.80%, 06/09/23	260	265,834
4.55%, 04/17/26	495	522,859
Deutsche Bank AG, 4.10%, 01/13/26	231	240,559
Deutsche Bank AG/London, 3.70%, 05/30/24	260	266,880
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	145,521
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	90	87,898
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	405	389,902
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	165	164,693
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	490	468,602
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	180	173,126
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	170	159,698
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	260	256,591
3.70%, 05/30/24	265	271,545
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	500	511,565
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	40	40,060
2.70%, 02/06/30 (Call 11/06/29)	485	467,438
3.45%, 07/27/26 (Call 04/27/26)	250	257,157
4.20%, 08/08/23	5	5,157
4.25%, 03/13/26	20	21,153
4.68%, 08/09/28 (Call 08/09/23)(a)	355	364,351
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	10	9,597
2.38%, 01/28/25 (Call 12/28/24)	25	25,041
2.55%, 05/05/27 (Call 04/05/27)	80	79,808
3.65%, 01/25/24 (Call 12/25/23)	560	576,307
3.95%, 03/14/28 (Call 02/14/28)	345	366,017
4.30%, 01/16/24 (Call 12/16/23)	354	367,700
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	248,465
3.85%, 03/15/26 (Call 02/15/26)	40	41,912
3.95%, 07/28/25 (Call 06/28/25)	200	211,852
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)	85	84,488
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	55	57,085
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	100	114,242
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	25	24,415
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(a)	5	4,935
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	205	200,693
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	75	70,568
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	605	571,906
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	545	513,575
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	400	395,672
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	760	728,597
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	582	524,976
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	780	723,200
2.60%, 02/07/30 (Call 11/07/29)	604	580,788
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	645	610,157
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	145	143,301
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	565	535,874
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	797	811,258
3.50%, 01/23/25 (Call 10/23/24)	513	527,831
3.50%, 04/01/25 (Call 03/01/25)	797	819,436
3.50%, 11/16/26 (Call 11/16/25)	640	656,019

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 02/20/24 (Call 01/20/24)	$490	$503,490
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	510	528,197
3.75%, 05/22/25 (Call 02/22/25)	546	564,924
3.75%, 02/25/26 (Call 11/25/25)	227	236,380
3.80%, 03/15/30 (Call 12/15/29)	458	477,048
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	597	619,626
3.85%, 07/08/24 (Call 04/08/24)	463	478,321
3.85%, 01/26/27 (Call 01/26/26)	698	727,141
4.00%, 03/03/24	619	641,043
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	657	696,427
4.25%, 10/21/25	586	615,294
5.95%, 01/15/27	25	28,230
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	45	44,039
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	210	205,645
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	385	362,955
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	575	554,484
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	575	539,758
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	35	34,142
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	220	205,315
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	490	471,880
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	75	68,819
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	70	69,912
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	200	188,786
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	210	200,636
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	325	308,350
3.60%, 05/25/23	700	716,233
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	635	650,831
3.90%, 05/25/26	655	681,455
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	440	449,557
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	625	644,606
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	495	513,082
4.25%, 03/14/24	480	496,022
4.25%, 08/18/25	450	466,807
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	705	735,336
4.30%, 03/08/26	750	792,157
4.38%, 11/23/26	400	420,792
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	700	747,138
4.95%, 03/31/30	890	987,001
HSBC USA Inc., 3.50%, 06/23/24	335	344,893
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	85	77,676
2.55%, 02/04/30 (Call 11/04/29)	253	246,027
2.63%, 08/06/24 (Call 07/06/24)	249	250,890
4.00%, 05/15/25 (Call 04/15/25)	160	167,250
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	264,302
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	200	191,238
3.55%, 04/09/24	30	30,783
3.95%, 03/29/27	350	367,699

Security	Par (000)	Value

Banks (continued)
4.05%, 04/09/29	$315	$334,511
4.10%, 10/02/23	685	707,352
4.55%, 10/02/28	35	38,075
JPMorgan Chase & Co.
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	300	296,592
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	615	595,092
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	160	149,810
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	535	502,953
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	245	231,153
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	395	393,388
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	400	389,912
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	770	736,289
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	60	53,912
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	600	547,206
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	650	615,784
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	835	822,116
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	515	497,923
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	630	604,844
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	150	143,324
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	535	512,626
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	600	601,518
2.70%, 05/18/23 (Call 03/18/23)	658	665,343
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	885	864,627
2.95%, 10/01/26 (Call 07/01/26)	768	780,995
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	560	563,338
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	545	529,102
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	675	667,791
3.20%, 06/15/26 (Call 03/15/26)	355	364,287
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	733	745,864
3.30%, 04/01/26 (Call 01/01/26)	618	637,393
3.38%, 05/01/23	483	492,109
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	623	639,809
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	525	542,545
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	359	365,570
3.63%, 05/13/24	410	423,682
3.63%, 12/01/27 (Call 12/01/26)	491	508,254
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	685	710,872
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	700	730,961
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	513	525,215
3.88%, 02/01/24	310	321,634
3.88%, 09/10/24	615	638,247
3.90%, 07/15/25 (Call 04/15/25)	575	600,932
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	533	557,992
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	567	597,550
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	489	504,663
4.13%, 12/15/26	619	657,941
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	352	374,929
4.25%, 10/01/27	393	420,243

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	$603	$651,560
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	570	625,666
7.63%, 10/15/26	15	18,127
8.00%, 04/29/27	145	180,471
KeyBank N.A./Cleveland OH 3.40%, 05/20/26	250	259,217
3.90%, 04/13/29	250	263,410
KeyCorp.
2.25%, 04/06/27	390	384,298
2.55%, 10/01/29	193	187,694
4.10%, 04/30/28	70	75,128
4.15%, 10/29/25	188	199,398
KfW
0.25%, 10/19/23	115	112,884
0.25%, 03/08/24	75	73,132
0.38%, 07/18/25	930	888,141
0.50%, 09/20/24	230	223,544
0.63%, 01/22/26	515	491,954
0.75%, 09/30/30	50	45,540
1.00%, 10/01/26	560	540,753
1.38%, 08/05/24	655	651,876
1.75%, 09/14/29	438	433,191
2.00%, 05/02/25	1,018	1,026,460
2.50%, 11/20/24	956	977,902
2.63%, 02/28/24	319	326,088
2.88%, 04/03/28	772	815,595
Korea Development Bank (The)
2.00%, 09/12/26	225	224,561
2.13%, 10/01/24	325	327,798
3.00%, 01/13/26	200	207,544
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	105	100,942
0.88%, 09/03/30	90	82,552
1.75%, 07/27/26	135	134,762
2.00%, 01/13/25	565	570,136
2.38%, 06/10/25	495	504,464
3.13%, 11/14/23	160	164,518
Series 37, 2.50%, 11/15/27	90	92,881
Series 40, 0.50%, 05/27/25	555	533,083
Lloyds Banking Group PLC
0.70%, 05/11/24 (Call 05/11/23), (1 year CMT + 0.550%)(a)	200	197,018
1.63%, 05/11/27 (Call 05/11/26)(a)	60	56,918
2.44%, 02/05/26 (Call 02/05/25)(a)	230	228,305
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	285	292,088
3.75%, 01/11/27	250	259,522
3.87%, 07/09/25 (Call 07/09/24)(a)	305	314,101
4.05%, 08/16/23	260	267,818
4.38%, 03/22/28	435	463,701
4.45%, 05/08/25	260	273,681
4.50%, 11/04/24	315	328,737
4.55%, 08/16/28	205	221,503
4.58%, 12/10/25	435	456,124
4.65%, 03/24/26	440	465,366
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	220	225,038
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	345	352,662

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	$300	$294,474
0.95%, 07/19/25 (Call 07/19/24)(a)	435	420,023
1.41%, 07/17/25	325	313,521
2.19%, 02/25/25	560	555,895
2.31%, 07/20/32 (Call 07/20/31)(a)	200	185,770
2.34%, 01/19/28 (Call 01/19/27)(a)	200	195,174
2.56%, 02/25/30	355	340,871
2.76%, 09/13/26	250	251,130
2.80%, 07/18/24	250	253,210
2.85%, 01/19/33 (Call 01/19/32)(a)	200	193,714
3.20%, 07/18/29	420	423,095
3.29%, 07/25/27	30	30,793
3.41%, 03/07/24	420	430,584
3.46%, 03/02/23	364	370,592
3.68%, 02/22/27	195	203,596
3.74%, 03/07/29	460	481,013
3.76%, 07/26/23	412	423,318
3.78%, 03/02/25	329	341,821
3.85%, 03/01/26	475	496,783
3.96%, 03/02/28	296	313,082
4.05%, 09/11/28	535	569,465
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	30	28,096
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	465	459,997
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	315	291,564
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	255	251,759
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	200	184,648
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	200	200,206
2.56%, 09/13/31	230	210,590
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	65	62,140
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	240	242,006
2.84%, 09/13/26	203	203,930
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	55	54,942
3.17%, 09/11/27	285	290,227
3.55%, 03/05/23	250	255,017
3.66%, 02/28/27	245	256,091
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	225	230,927
4.02%, 03/05/28	300	316,776
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	345	368,681
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	505	498,092
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	55	53,440
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	30	28,934
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	415	388,818
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	510	492,660
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	580	549,828
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	635	604,977
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	410	366,372
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	1,030	928,514
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	650	641,277
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	625	577,237
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	325	319,572
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	575	522,175
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	550	519,728

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	$200	$200,156
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	685	663,984
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	385	387,264
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	515	504,144
3.13%, 07/27/26	504	513,526
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	556	574,392
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	625	645,737
3.63%, 01/20/27	603	628,772
3.70%, 10/23/24	306	316,536
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	507	516,821
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	421	437,027
3.88%, 01/27/26	639	667,404
3.95%, 04/23/27	634	665,472
4.00%, 07/23/25	615	644,551
4.10%, 05/22/23	386	396,129
4.35%, 09/08/26	568	603,205
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	664	717,047
5.00%, 11/24/25	395	424,925
Series F, 3.88%, 04/29/24	591	610,917
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	70	67,183
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	278,646
3.38%, 01/14/26	285	298,426
3.63%, 06/20/23	255	261,673
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(a)	270	270,035
3.75%, 11/01/29 (Call 11/01/24)(a)	305	308,825
3.88%, 09/12/23	20	20,483
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	680	703,242
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	260	277,168
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	590	607,057
4.80%, 04/05/26	275	294,717
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	400	435,768
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	515	567,494
5.13%, 05/28/24	30	31,512
6.00%, 12/19/23	445	472,621
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	135	128,412
3.15%, 05/03/29 (Call 02/03/29)	220	228,932
3.65%, 08/03/28 (Call 05/03/28)	136	146,042
3.95%, 10/30/25	333	353,030
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	70	66,495
0.50%, 02/02/26	65	61,601
1.50%, 02/12/25	885	879,318
2.88%, 03/13/23	225	228,832
3.13%, 11/07/23	25	25,700
PNC Bank N.A.
2.70%, 10/22/29	75	74,019
2.95%, 02/23/25 (Call 01/24/25)	30	30,787

Security	Par (000)	Value

Banks (continued)
3.25%, 06/01/25 (Call 05/02/25)	$475	$491,126
3.25%, 01/22/28 (Call 12/23/27)	255	264,055
4.05%, 07/26/28	260	278,655
PNC Bank NA, 3.88%, 04/10/25 (Call 03/10/25)	250	260,850
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	455	434,661
2.20%, 11/01/24 (Call 10/02/24)	105	105,354
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	160	152,446
2.55%, 01/22/30 (Call 10/24/29)	618	607,686
2.60%, 07/23/26 (Call 05/23/26)	25	25,350
3.15%, 05/19/27 (Call 04/19/27)	193	200,037
3.45%, 04/23/29 (Call 01/23/29)	374	392,565
3.50%, 01/23/24 (Call 12/23/23)	444	456,938
3.90%, 04/29/24 (Call 03/29/24)	459	476,593
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	110	103,025
2.25%, 05/18/25 (Call 04/18/25)	240	240,358
Royal Bank of Canada
0.43%, 01/19/24	225	219,105
0.50%, 10/26/23	20	19,599
0.65%, 07/29/24	145	139,970
0.75%, 10/07/24	100	96,483
0.88%, 01/20/26	244	230,424
1.15%, 06/10/25	200	192,564
1.15%, 07/14/26	20	18,938
1.20%, 04/27/26	85	80,733
1.40%, 11/02/26	645	614,775
1.60%, 04/17/23	54	54,078
2.05%, 01/21/27	100	97,965
2.25%, 11/01/24	162	162,120
2.30%, 11/03/31	440	416,130
2.55%, 07/16/24	40	40,400
3.70%, 10/05/23	679	699,866
4.65%, 01/27/26	285	306,868
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	205	199,114
3.24%, 10/05/26 (Call 08/05/26)	283	285,949
3.45%, 06/02/25 (Call 05/02/25)	40	40,676
3.50%, 06/07/24 (Call 05/07/24)	230	234,729
4.40%, 07/13/27 (Call 04/14/27)	334	351,034
4.50%, 07/17/25 (Call 04/17/25)	95	99,607
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	65	63,060
1.53%, 08/21/26 (Call 08/21/25)(a)	375	357,724
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	305	288,143
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	200	205,422
Santander UK PLC, 4.00%, 03/13/24	540	559,888
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	205	198,657
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	50	49,361
2.20%, 03/03/31	70	65,957
2.35%, 11/01/25 (Call 11/01/24)(a)	80	80,483
2.40%, 01/24/30	206	201,956
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	50	49,007
2.65%, 05/19/26	285	290,905
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	55	56,121
3.10%, 05/15/23	230	234,062
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	255	261,066
3.30%, 12/16/24	231	238,979

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.55%, 08/18/25	$375	$391,485
3.70%, 11/20/23	349	360,608
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	193	199,161
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	130	140,690
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	260,152
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	245	231,562
1.71%, 01/12/31	435	387,415
2.13%, 07/08/30	35	32,591
2.14%, 09/23/30	85	77,459
2.22%, 09/17/31	200	185,334
2.35%, 01/15/25	430	428,486
2.45%, 09/27/24	565	566,531
2.47%, 01/14/29	200	193,656
2.63%, 07/14/26	88	88,202
2.70%, 07/16/24	625	630,950
2.72%, 09/27/29	370	361,960
2.75%, 01/15/30	320	312,624
3.01%, 10/19/26	360	365,519
3.04%, 07/16/29	405	404,218
3.20%, 09/17/29	210	209,851
3.35%, 10/18/27	235	242,299
3.36%, 07/12/27	260	268,731
3.45%, 01/11/27	247	255,356
3.54%, 01/17/28	185	191,976
3.75%, 07/19/23	215	220,900
3.78%, 03/09/26	305	319,057
3.94%, 10/16/23	310	320,205
3.94%, 07/19/28	35	37,055
4.31%, 10/16/28	250	270,952
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	295	284,964
1.80%, 02/02/31 (Call 11/02/30)	165	149,424
2.10%, 05/15/28 (Call 03/15/28)	50	47,868
3.13%, 06/05/30 (Call 03/05/30)	180	180,918
3.50%, 01/29/25	135	139,140
Svenska Handelsbanken AB, 3.90%, 11/20/23	260	269,706
Toronto-Dominion Bank (The)
0.45%, 09/11/23	165	161,783
0.55%, 03/04/24	560	544,068
0.70%, 09/10/24	30	28,964
0.75%, 09/11/25	25	23,628
0.75%, 01/06/26	655	617,717
1.15%, 06/12/25	45	43,356
1.20%, 06/03/26	485	461,604
1.25%, 12/13/24	5	4,885
1.25%, 09/10/26	185	175,474
1.45%, 01/10/25(c)	100	97,906
1.95%, 01/12/27	100	97,674
2.00%, 09/10/31	275	255,115
2.45%, 01/12/32	100	95,754
2.65%, 06/12/24	157	159,006
3.25%, 03/11/24	452	463,838
3.50%, 07/19/23	249	255,227
3.63%, 09/15/31 (Call 09/15/26)(a)	295	304,104
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	526,242
2.15%, 12/06/24 (Call 11/05/24)	25	25,084

Security	Par (000)	Value

Banks (continued)
2.25%, 03/11/30 (Call 12/11/29)	$335	$317,650
2.64%, 09/17/29 (Call 09/17/24)(a)	315	316,244
2.75%, 05/01/23 (Call 04/01/23)	200	202,636
3.20%, 04/01/24 (Call 03/01/24)	161	165,312
3.30%, 05/15/26 (Call 04/15/26)	270	279,496
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	170	174,393
4.05%, 11/03/25 (Call 09/03/25)	50	53,137
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	584	541,824
1.20%, 08/05/25 (Call 07/03/25)	50	48,207
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	20	19,106
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	350	330,603
1.95%, 06/05/30 (Call 03/05/30)	30	28,074
2.85%, 10/26/24 (Call 09/26/24)	503	512,587
3.70%, 06/05/25 (Call 05/05/25)	225	235,120
3.75%, 12/06/23 (Call 11/06/23)	450	464,341
3.88%, 03/19/29 (Call 02/16/29)	190	201,461
4.00%, 05/01/25 (Call 03/01/25)	359	376,770
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	140	125,234
1.45%, 05/12/25 (Call 04/11/25)	210	205,361
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	100	98,803
2.40%, 07/30/24 (Call 06/28/24)	170	171,916
2.49%, 11/03/36 (Call 11/03/31)(a)	100	93,259
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	200	196,562
3.00%, 07/30/29 (Call 04/30/29)	145	146,333
3.10%, 04/27/26 (Call 03/27/26)	343	352,741
3.38%, 02/05/24 (Call 01/05/24)	199	204,584
3.60%, 09/11/24 (Call 08/11/24)	447	463,780
3.70%, 01/30/24 (Call 12/29/23)	262	271,280
3.90%, 04/26/28 (Call 03/24/28)	262	280,319
3.95%, 11/17/25 (Call 10/17/25)	304	322,210
Series V, 2.38%, 07/22/26 (Call 06/22/26)	470	473,238
Series X, 3.15%, 04/27/27 (Call 03/27/27)	518	537,042
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	5	5,004
2.80%, 01/27/25 (Call 12/27/24)	250	254,982
Wachovia Corp., 7.57%, 08/01/26(d)	20	23,752
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	75	80,641
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	105	101,669
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	467	465,828
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	791	781,619
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	60	59,235
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	642	627,722
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	654	652,143
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	645	619,110
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	625	615,162
3.00%, 02/19/25	640	651,616
3.00%, 04/22/26	654	662,927
3.00%, 10/23/26	641	649,942
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	630	640,326
3.30%, 09/09/24	615	630,812
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	100	101,296
3.55%, 09/29/25	628	650,928
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	554	572,038

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 01/24/24 (Call 12/22/23)	$611	$629,972
4.10%, 06/03/26	576	606,879
4.13%, 08/15/23	100	103,116
4.15%, 01/24/29 (Call 10/24/28)	502	534,956
4.30%, 07/22/27	584	623,426
4.48%, 01/16/24	365	381,213
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	415	453,686
Westpac Banking Corp.
1.02%, 11/18/24	5	4,879
1.15%, 06/03/26	300	287,208
1.95%, 11/20/28	375	358,470
2.15%, 06/03/31	510	485,887
2.35%, 02/19/25	52	52,428
2.65%, 01/16/30	260	258,983
2.67%, 11/15/35 (Call 11/15/30)(a)	50	45,256
2.70%, 08/19/26	245	249,545
2.85%, 05/13/26	485	497,760
2.89%, 02/04/30 (Call 02/04/25)(a)	601	593,842
3.02%, 11/18/36 (Call 11/18/31)(a)	210	195,098
3.30%, 02/26/24	400	411,832
3.35%, 03/08/27	488	510,331
3.40%, 01/25/28	212	222,297
3.65%, 05/15/23	285	292,419
4.11%, 07/24/34 (Call 07/24/29)(a)	200	206,044

		228,790,279

Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	672	702,475
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	100	104,499
4.00%, 04/13/28 (Call 01/13/28)	255	271,843
4.75%, 01/23/29 (Call 10/23/28)	878	977,100
4.90%, 01/23/31 (Call 10/23/30)	155	178,061
Coca-Cola Co. (The)
1.00%, 03/15/28	145	134,168
1.38%, 03/15/31	245	219,951
1.45%, 06/01/27	290	278,777
1.65%, 06/01/30	55	50,970
1.75%, 09/06/24	255	255,097
2.00%, 03/05/31	230	217,727
2.13%, 09/06/29	370	360,868
2.90%, 05/25/27	105	108,233
3.38%, 03/25/27	208	219,051
3.45%, 03/25/30	488	516,377
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	220	230,987
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	151,485
2.88%, 05/01/30 (Call 02/01/30)	75	73,218
3.15%, 08/01/29 (Call 05/01/29)	55	55,060
3.60%, 02/15/28 (Call 11/15/27)	235	242,142
3.70%, 12/06/26 (Call 09/06/26)	469	490,358
4.25%, 05/01/23	190	195,375
4.40%, 11/15/25 (Call 09/15/25)	205	217,316
4.65%, 11/15/28 (Call 08/15/28)	45	49,165
4.75%, 11/15/24	145	154,165
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	35	33,098
2.38%, 10/24/29 (Call 07/24/29)	25	24,443
2.63%, 04/29/23 (Call 01/29/23)	230	232,364

Security	Par (000)	Value

Beverages (continued)
3.50%, 09/18/23 (Call 08/18/23)	$210	$215,410
3.88%, 05/18/28 (Call 02/18/28)	200	214,912
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 04/07/22)	85	82,835
2.25%, 03/15/31 (Call 12/15/30)	355	333,061
2.55%, 09/15/26 (Call 06/15/26)	160	160,101
3.13%, 12/15/23 (Call 10/15/23)	189	192,839
3.20%, 05/01/30 (Call 02/01/30)	125	126,448
3.43%, 06/15/27 (Call 03/15/27)	140	145,113
4.06%, 05/25/23 (Call 04/25/23)	190	194,910
4.42%, 05/25/25 (Call 03/25/25)	205	216,845
4.60%, 05/25/28 (Call 02/25/28)	390	426,426
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	515	524,224
PepsiCo Inc.
0.40%, 10/07/23	165	162,089
1.40%, 02/25/31 (Call 11/25/30)	125	113,591
1.63%, 05/01/30 (Call 02/01/30)	264	246,151
1.95%, 10/21/31 (Call 07/21/31)	110	104,108
2.25%, 03/19/25 (Call 02/19/25)	428	432,344
2.38%, 10/06/26 (Call 07/06/26)	309	313,363
2.63%, 03/19/27 (Call 01/19/27)	225	230,240
2.63%, 07/29/29 (Call 04/29/29)	265	267,981
2.75%, 04/30/25 (Call 01/30/25)	250	255,310
2.75%, 03/19/30 (Call 12/19/29)	320	324,586
2.85%, 02/24/26 (Call 11/24/25)	190	195,861
3.00%, 10/15/27 (Call 07/15/27)	208	216,293
3.50%, 07/17/25 (Call 04/17/25)	215	224,641
3.60%, 03/01/24 (Call 12/01/23)	242	250,141

		12,914,196

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	440	412,012
1.90%, 02/21/25 (Call 01/21/25)	15	14,910
2.00%, 01/15/32 (Call 10/15/31)	300	274,416
2.20%, 02/21/27 (Call 12/21/26)	25	24,641
2.25%, 08/19/23 (Call 06/19/23)	91	91,781
2.30%, 02/25/31 (Call 11/25/30)	65	61,447
2.45%, 02/21/30 (Call 11/21/29)	355	342,752
2.60%, 08/19/26 (Call 05/19/26)	510	514,615
3.13%, 05/01/25 (Call 02/01/25)	373	381,516
3.20%, 11/02/27 (Call 08/02/27)	27	27,860
3.35%, 02/22/32 (Call 11/22/31)	75	76,490
3.63%, 05/22/24 (Call 02/22/24)	349	360,608
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	440	459,897
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	470	430,229
4.05%, 09/15/25 (Call 06/15/25)	290	303,166
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)	80	80,509
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/18/22)	254	250,337
1.20%, 10/01/27 (Call 08/01/27)	215	200,030
1.65%, 10/01/30 (Call 07/01/30)	230	208,785
2.50%, 09/01/23 (Call 07/01/23)	43	43,471
2.95%, 03/01/27 (Call 12/01/26)	457	466,026
3.50%, 02/01/25 (Call 11/01/24)	385	398,298
3.65%, 03/01/26 (Call 12/01/25)	453	472,660
3.70%, 04/01/24 (Call 01/01/24)	594	613,222
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	295	278,610

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	$483	$431,256
Royalty Pharma PLC
0.75%, 09/02/23	315	309,254
1.20%, 09/02/25 (Call 08/02/25)	90	85,397
1.75%, 09/02/27 (Call 07/02/27)	130	122,065
2.15%, 09/02/31 (Call 06/02/31)	45	40,216
2.20%, 09/02/30 (Call 06/02/30)	20	18,179

		7,794,655

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	420	419,483
2.49%, 02/15/27 (Call 12/15/26)	226	225,073
2.70%, 02/15/31 (Call 11/15/30)	10	9,669
2.72%, 02/15/30 (Call 11/15/29)	535	520,255
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	100	93,487
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	135	137,005
4.00%, 09/21/23 (Call 08/21/23)	123	126,475
4.00%, 06/15/25 (Call 03/15/25)	40	41,823
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	74	76,416
3.90%, 02/14/26 (Call 11/14/25)	101	106,391
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	140	128,068
2.00%, 09/16/31 (Call 06/16/31)	200	182,190
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	105	101,044
3.00%, 11/15/23 (Call 09/15/23)	150	152,214
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	125	117,661
3.50%, 12/15/27 (Call 09/15/27)	319	335,205
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	15	14,382
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	260	234,806
3.50%, 11/15/27 (Call 08/15/27)	30	30,815
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	95	99,321
3.95%, 08/15/29 (Call 05/15/29)	65	68,136
4.20%, 12/01/24 (Call 09/01/24)	290	302,746
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	135	142,252

		3,664,917

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	305	298,726
2.05%, 05/15/30 (Call 02/15/30)	282	269,513
3.35%, 07/31/24 (Call 04/30/24)	272	280,269
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	105	109,401
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	173	182,595
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	240	244,855
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	69,973
3.63%, 05/15/26 (Call 03/15/26)	25	26,110
4.80%, 11/30/28 (Call 08/30/28)	248	276,857
7.38%, 11/01/29	369	477,744
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	636	658,998
4.49%, 11/15/25 (Call 09/15/25)	316	336,761

Security	Par (000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$420	$465,167
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	132	136,811
4.50%, 12/01/28 (Call 09/01/28)	170	184,258
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	573	509,959
2.70%, 11/01/26 (Call 08/01/26)	180	183,319
3.25%, 12/01/27 (Call 09/01/27)	10	10,477
4.80%, 03/24/30 (Call 12/24/29)	10	11,476
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	145	142,084
2.30%, 07/15/30 (Call 04/15/30)	289	278,966
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	155	158,518
3.45%, 10/01/29 (Call 07/01/29)	278	280,574
4.10%, 02/01/24 (Call 11/01/23)	90	92,793
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	117	112,006
4.50%, 05/01/29 (Call 02/01/29)	225	238,660
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	27,121
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	309	275,041
2.65%, 02/05/25 (Call 11/05/24)	5	5,088
LYB International Finance BV, 4.00%, 07/15/23	176	181,065
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	15	15,615
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	155	148,106
2.25%, 10/01/30 (Call 07/01/30)	245	230,185
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	85	89,812
4.25%, 11/15/23 (Call 08/15/23)	255	263,729
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	110	105,890
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	172	172,222
3.00%, 04/01/25 (Call 01/01/25)	85	86,436
4.00%, 12/15/26 (Call 09/15/26)	80	85,212
4.20%, 04/01/29 (Call 01/01/29)	155	168,039
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	250	238,657
2.55%, 06/15/30 (Call 03/15/30)	102	99,501
2.80%, 08/15/29 (Call 05/15/29)	10	9,987
3.20%, 03/15/23 (Call 02/15/23)	135	137,321
3.75%, 03/15/28 (Call 12/15/27)	40	42,955
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	85	82,862
3.75%, 03/15/27 (Call 12/15/26)	64	67,370
4.55%, 03/01/29 (Call 12/01/28)	197	213,814
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	145	137,647
2.95%, 08/15/29 (Call 05/15/29)	60	60,170
3.13%, 06/01/24 (Call 04/01/24)	205	209,674
3.45%, 06/01/27 (Call 03/01/27)	405	421,390
3.95%, 01/15/26 (Call 10/15/25)	15	15,876
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)	25	24,275
3.60%, 08/15/26 (Call 05/15/26)	254	263,980
Westlake Corp, 3.38%, 06/15/30 (Call 03/15/30)	35	35,469

		9,951,379

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$265	$238,476
1.70%, 05/15/28 (Call 03/15/28)	150	144,604
3.38%, 09/15/25 (Call 06/15/25)	364	379,961
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	90	85,924
3.88%, 08/15/30 (Call 05/15/30)	65	65,879
5.25%, 10/01/25 (Call 07/01/25)	135	145,612
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	370	390,683
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	10	9,776
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	315	289,639
2.60%, 12/01/24 (Call 11/01/24)	20	20,151
2.60%, 12/15/25 (Call 11/15/25)	59	59,068
3.10%, 05/15/30 (Call 02/15/30)	30	29,717
3.95%, 06/15/23 (Call 05/15/23)	280	286,818
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	10	9,441
2.15%, 01/15/27 (Call 12/15/26)	190	183,701
2.65%, 02/15/25 (Call 01/15/25)	79	79,364
2.90%, 05/15/30 (Call 02/15/30)	355	341,659
2.90%, 11/15/31 (Call 08/15/31)	155	147,672
3.20%, 08/15/29 (Call 05/15/29)	242	239,215
3.75%, 06/01/23 (Call 03/01/23)	22	22,404
4.00%, 06/01/23 (Call 05/01/23)	236	241,815
4.45%, 06/01/28 (Call 03/01/28)	65	69,629
4.80%, 04/01/26 (Call 01/01/26)	78	83,731
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	180	171,770
2.65%, 07/15/31 (Call 04/15/31)(b)	65	60,308
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	68,520
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	135	123,995
3.25%, 01/15/28 (Call 10/15/27)	157	162,844
3.75%, 03/24/25 (Call 02/24/25)	35	36,509
4.25%, 02/01/29 (Call 11/01/28)	55	59,535
4.88%, 02/15/24 (Call 11/15/23)	286	299,920
PayPal Holdings Inc.
1.35%, 06/01/23	5	4,989
1.65%, 06/01/25 (Call 05/01/25)	379	371,439
2.30%, 06/01/30 (Call 03/01/30)	240	228,828
2.40%, 10/01/24 (Call 09/01/24)	180	181,564
2.65%, 10/01/26 (Call 08/01/26)	135	136,419
2.85%, 10/01/29 (Call 07/01/29)	291	290,025
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	10	9,640
2.35%, 01/15/32 (Call 10/15/31)	50	45,305
2.90%, 10/01/30 (Call 07/01/30)	105	100,686
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	65	65,051
3.50%, 03/16/23 (Call 02/16/23)	297	302,046
4.00%, 03/18/29 (Call 12/18/28)	305	325,045
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	165	146,639
2.50%, 12/01/29 (Call 09/01/29)	214	210,037
2.95%, 01/22/27 (Call 10/22/26)	259	266,125
4.00%, 06/15/25 (Call 03/15/25)	75	78,997

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	$345	$358,893
4.13%, 03/15/29 (Call 12/15/28)	165	175,918
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	110	101,536

		7,947,522

Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	105	98,986
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	995	947,071
0.70%, 02/08/26 (Call 01/08/26)	260	248,492
0.75%, 05/11/23	252	250,359
1.13%, 05/11/25 (Call 04/11/25)	365	356,452
1.25%, 08/20/30 (Call 05/20/30)	370	333,485
1.40%, 08/05/28 (Call 06/05/28)	125	117,997
1.65%, 05/11/30 (Call 02/11/30)	500	467,570
1.65%, 02/08/31 (Call 11/08/30)	310	287,730
1.70%, 08/05/31 (Call 05/05/31)	155	143,728
2.05%, 09/11/26 (Call 07/11/26)	100	99,818
2.20%, 09/11/29 (Call 06/11/29)	289	283,604
2.40%, 05/03/23	722	730,881
2.45%, 08/04/26 (Call 05/04/26)	388	394,088
2.50%, 02/09/25	560	569,940
2.75%, 01/13/25 (Call 11/13/24)	396	405,698
2.85%, 05/11/24 (Call 03/11/24)	263	268,868
2.90%, 09/12/27 (Call 06/12/27)	311	320,713
3.00%, 02/09/24 (Call 12/09/23)	366	375,161
3.00%, 11/13/27 (Call 08/13/27)	405	420,831
3.20%, 05/13/25	190	197,125
3.20%, 05/11/27 (Call 02/11/27)	755	791,074
3.25%, 02/23/26 (Call 11/23/25)	689	719,130
3.35%, 02/09/27 (Call 11/09/26)	532	560,558
3.45%, 05/06/24	513	531,519
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	120	114,158
2.30%, 09/14/31 (Call 06/14/31)(b)	110	101,600
Dell Inc., 7.10%, 04/15/28	255	297,644
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	243	252,149
4.90%, 10/01/26 (Call 08/01/26)	387	419,446
5.30%, 10/01/29 (Call 07/01/29)	352	394,022
5.85%, 07/15/25 (Call 06/15/25)	75	82,431
6.02%, 06/15/26 (Call 03/15/26)	818	914,859
6.10%, 07/15/27 (Call 05/15/27)	80	92,166
6.20%, 07/15/30 (Call 04/15/30)	210	248,653
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	200	190,878
2.38%, 09/15/28 (Call 07/15/28)	200	189,946
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	170	159,426
2.20%, 03/15/31 (Call 12/15/30)	125	114,990
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24).	10	10,271
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	30	29,534
1.75%, 04/01/26 (Call 03/01/26)	145	139,990
2.25%, 04/01/23 (Call 03/01/23)	25	25,151
4.45%, 10/02/23 (Call 09/02/23)	370	383,812
4.90%, 10/15/25 (Call 07/15/25)	476	511,195
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	320	303,517

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.20%, 06/17/25 (Call 05/17/25)	$205	$203,702
2.65%, 06/17/31 (Call 03/17/31)	115	107,930
3.00%, 06/17/27 (Call 04/17/27)	75	75,646
3.40%, 06/17/30 (Call 03/17/30)	270	272,495
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	265	254,790
1.95%, 05/15/30 (Call 02/15/30)	205	192,481
3.00%, 05/15/24	508	519,882
3.30%, 05/15/26	635	660,997
3.38%, 08/01/23	240	246,002
3.45%, 02/19/26	330	344,269
3.50%, 05/15/29	510	534,031
3.63%, 02/12/24	378	390,992
6.50%, 01/15/28	45	54,482
7.00%, 10/30/25	116	134,673
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	20	18,870
2.70%, 10/15/28 (Call 08/15/28)(b)	70	64,749
3.15%, 10/15/31 (Call 07/15/31)(b)	20	18,161
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	250	227,977
3.63%, 05/15/25 (Call 04/15/25)	45	46,404
4.38%, 05/15/30 (Call 02/15/30)	120	127,469
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	35	34,309
2.38%, 06/22/27 (Call 04/22/27)	375	370,725
2.70%, 06/22/30 (Call 03/22/30)	40	38,719
3.30%, 09/29/24 (Call 07/29/24)	209	213,962
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	55	52,384
4.75%, 02/15/26 (Call 11/15/25)	515	535,023

		20,637,840

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 2.10%, 05/01/23	22	22,150
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	235,123
2.00%, 12/01/24 (Call 11/01/24)	205	205,910
2.38%, 12/01/29 (Call 09/01/29)	120	117,868
2.60%, 04/15/30 (Call 01/15/30)	20	19,871
3.15%, 03/15/27 (Call 12/15/26)	240	249,545
Procter & Gamble Co. (The)
0.55%, 10/29/25	325	309,085
1.00%, 04/23/26	60	57,597
1.20%, 10/29/30	350	317,205
1.95%, 04/23/31	100	96,167
2.45%, 11/03/26	280	285,076
2.70%, 02/02/26	262	269,899
2.80%, 03/25/27	40	41,224
2.85%, 08/11/27	366	378,942
3.00%, 03/25/30	224	233,460
3.10%, 08/15/23	48	49,139
Unilever Capital Corp.
0.63%, 08/12/24 (Call 08/12/22)	20	19,338
1.38%, 09/14/30 (Call 06/14/30)	455	407,202
1.75%, 08/12/31 (Call 05/12/31)	100	91,783
2.00%, 07/28/26	275	272,431
2.60%, 05/05/24 (Call 03/05/24)	230	232,758
2.90%, 05/05/27 (Call 02/05/27)	250	255,542
3.25%, 03/07/24 (Call 02/07/24)	240	245,755
3.38%, 03/22/25 (Call 01/22/25)	30	31,006

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.50%, 03/22/28 (Call 12/22/27)	$50	$52,723

		4,496,799

Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	175	173,582

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	400	390,992
1.65%, 10/29/24 (Call 09/29/24)	655	635,887
1.75%, 01/30/26 (Call 12/30/25)	30	28,461
2.45%, 10/29/26 (Call 09/29/26)	610	587,839
2.88%, 08/14/24 (Call 07/14/24)	495	496,525
3.00%, 10/29/28 (Call 08/29/28)	650	625,969
3.15%, 02/15/24 (Call 01/15/24)	5	5,051
3.30%, 01/30/32 (Call 10/30/31)	480	455,347
3.50%, 01/15/25 (Call 11/15/24)	15	15,240
3.65%, 07/21/27 (Call 04/21/27)	5	5,083
3.88%, 01/23/28 (Call 10/23/27)	280	284,595
4.13%, 07/03/23 (Call 06/03/23)	345	352,707
4.45%, 10/01/25 (Call 08/01/25)	165	171,732
4.45%, 04/03/26 (Call 02/03/26)	5	5,213
4.50%, 09/15/23 (Call 08/15/23)	10	10,316
4.63%, 10/15/27 (Call 08/15/27)	50	53,139
4.88%, 01/16/24 (Call 12/16/23)	5	5,200
6.50%, 07/15/25 (Call 06/15/25)	415	457,475
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	200	194,330
Affiliated Managers Group Inc.
3.50%, 08/01/25	205	212,200
4.25%, 02/15/24	155	161,502
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	40	38,028
2.10%, 09/01/28 (Call 07/01/28)	130	119,713
2.30%, 02/01/25 (Call 01/01/25)	180	178,009
2.88%, 01/15/26 (Call 12/15/25)	90	89,773
3.00%, 09/15/23 (Call 07/15/23)	223	225,415
3.00%, 02/01/30 (Call 11/01/29)	145	138,487
3.13%, 12/01/30 (Call 09/01/30)	10	9,600
3.25%, 03/01/25 (Call 01/01/25)	205	206,874
3.25%, 10/01/29 (Call 07/01/29)	270	263,968
3.63%, 04/01/27 (Call 01/01/27)	160	163,171
3.63%, 12/01/27 (Call 09/01/27)	380	385,711
3.88%, 07/03/23 (Call 06/03/23)	275	280,679
4.25%, 02/01/24 (Call 01/01/24)	10	10,330
4.25%, 09/15/24 (Call 06/15/24)	241	249,647
4.63%, 10/01/28 (Call 07/01/28)	140	148,068
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	60	61,399
4.25%, 06/15/26 (Call 04/15/26)	215	221,306
4.40%, 09/25/23 (Call 08/25/23)	219	224,497
5.00%, 04/01/23	100	102,938
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	320	316,186
2.20%, 11/02/28 (Call 09/02/28)	105	98,465
3.05%, 06/05/23 (Call 05/05/23)	25	25,294
3.88%, 05/21/24 (Call 04/21/24)	375	386,914
4.63%, 03/30/25	175	184,268
5.80%, 05/01/25 (Call 04/01/25)	169	182,954
8.00%, 11/01/31	410	539,687
American Express Co.
0.75%, 11/03/23	25	24,617

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.65%, 11/04/26 (Call 10/04/26)	$90	$87,114
2.50%, 07/30/24 (Call 06/30/24)	581	587,920
3.00%, 10/30/24 (Call 09/29/24)	327	334,423
3.13%, 05/20/26 (Call 04/20/26)	315	323,568
3.30%, 05/03/27 (Call 04/03/27)(b)	240	247,651
3.40%, 02/22/24 (Call 01/22/24)	189	194,313
3.63%, 12/05/24 (Call 11/04/24)	230	238,096
3.70%, 08/03/23 (Call 07/03/23)	442	453,868
4.20%, 11/06/25 (Call 10/06/25)	283	301,070
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	10	10,377
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	297	304,134
3.00%, 04/02/25 (Call 03/02/25)	25	25,450
3.70%, 10/15/24	5	5,209
4.00%, 10/15/23	310	320,388
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	20	18,730
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	49	49,916
5.38%, 07/24/23	185	191,740
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	100	91,855
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	200	191,116
3.90%, 01/25/28 (Call 10/25/27)	260	273,073
4.00%, 04/01/24 (Call 02/01/24)	103	106,511
4.25%, 06/02/26 (Call 03/02/26)	110	117,352
4.35%, 04/15/30 (Call 01/15/30)	74	79,571
4.85%, 03/29/29 (Call 12/29/28)	285	314,044
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	60	59,645
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	20	19,714
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	150	143,806
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	100	89,641
2.60%, 05/11/23 (Call 04/11/23)	425	429,046
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	100	93,624
3.20%, 02/05/25 (Call 01/05/25)	325	331,997
3.30%, 10/30/24 (Call 09/30/24)	265	271,368
3.50%, 06/15/23	360	367,715
3.65%, 05/11/27 (Call 04/11/27)	261	270,654
3.75%, 04/24/24 (Call 03/24/24)	265	273,583
3.75%, 07/28/26 (Call 06/28/26)	304	315,835
3.75%, 03/09/27 (Call 02/09/27)	345	360,528
3.80%, 01/31/28 (Call 12/31/27)	340	354,552
3.90%, 01/29/24 (Call 12/29/23)	200	206,272
4.20%, 10/29/25 (Call 09/29/25)	265	278,298
4.25%, 04/30/25 (Call 03/31/25)	340	357,670
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	505	455,379
3.65%, 01/12/27 (Call 10/12/26)	25	26,249
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	250	236,987
1.15%, 05/13/26 (Call 04/13/26)	120	115,187
1.65%, 03/11/31 (Call 12/11/30)	220	199,762
1.95%, 12/01/31 (Call 09/01/31)	100	92,340
2.00%, 03/20/28 (Call 01/20/28)	210	203,952
2.30%, 05/13/31 (Call 02/13/31)	245	234,565
2.75%, 10/01/29 (Call 07/01/29)	21	20,965
3.00%, 03/10/25 (Call 12/10/24)	95	97,295

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 03/02/27 (Call 12/02/26)	$199	$206,405
3.20%, 01/25/28 (Call 10/25/27)	275	286,242
3.25%, 05/22/29 (Call 02/22/29)	20	20,590
3.30%, 04/01/27 (Call 01/01/27)	231	240,776
3.45%, 02/13/26 (Call 11/13/25)	25	26,111
3.55%, 02/01/24 (Call 01/01/24)	145	149,550
3.75%, 04/01/24 (Call 03/02/24)	215	222,581
3.85%, 05/21/25 (Call 03/21/25)	260	273,153
4.00%, 02/01/29 (Call 11/01/28)	50	53,948
4.20%, 03/24/25 (Call 02/24/25)	15	15,915
4.63%, 03/22/30 (Call 12/22/29)	250	283,555
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	10	9,396
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	350	359,352
3.75%, 06/15/28 (Call 03/15/28)	113	120,995
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	30	31,074
4.10%, 02/09/27 (Call 11/09/26)	59	61,855
4.50%, 01/30/26 (Call 11/30/25)	83	88,335
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	155	160,552
Franklin Resources Inc.
2.85%, 03/30/25	160	163,162
2.94%, 10/30/30 (Call 07/30/30)	40	35,797
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	300	283,176
3.10%, 09/15/27 (Call 06/15/27)	180	184,831
3.45%, 09/21/23 (Call 08/21/23)	253	259,292
3.75%, 12/01/25 (Call 09/01/25)	562	589,813
3.75%, 09/21/28 (Call 06/21/28)	35	37,116
4.00%, 10/15/23	303	313,614
Invesco Finance PLC
3.75%, 01/15/26	90	94,300
4.00%, 01/30/24	180	185,760
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	130	138,646
Jefferies Group LLC, 6.45%, 06/08/27	25	29,295
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	190	176,656
4.15%, 01/23/30	200	210,180
4.85%, 01/15/27	270	294,208
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	20	20,687
3.75%, 02/13/25	225	233,352
4.38%, 03/11/29 (Call 12/11/28)	140	148,365
4.50%, 09/19/28 (Call 06/19/28)	180	193,154
Legg Mason Inc., 4.75%, 03/15/26	93	101,192
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	165	156,993
2.00%, 03/03/25 (Call 02/03/25)	92	92,258
2.00%, 11/18/31 (Call 08/18/31)	200	189,158
2.95%, 11/21/26 (Call 08/21/26)	353	366,213
2.95%, 06/01/29 (Call 03/01/29)	85	87,349
3.30%, 03/26/27 (Call 01/26/27)	160	168,154
3.35%, 03/26/30 (Call 12/26/29)	337	353,574
3.38%, 04/01/24	278	287,477
3.50%, 02/26/28 (Call 11/26/27)	185	196,929
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	81	84,706
4.50%, 06/20/28 (Call 03/20/28)	245	264,585

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	$420	$370,574
3.85%, 06/30/26 (Call 03/30/26)	185	193,736
Nomura Holdings Inc.
1.65%, 07/14/26	225	213,745
1.85%, 07/16/25	442	430,079
2.17%, 07/14/28	220	206,842
2.33%, 01/22/27	200	193,132
2.65%, 01/16/25	425	426,339
2.71%, 01/22/29	200	192,848
3.00%, 01/22/32	200	192,604
3.10%, 01/16/30	240	235,956
ORIX Corp.
3.25%, 12/04/24	345	353,239
3.70%, 07/18/27	50	52,409
4.05%, 01/16/24	275	284,914
Private Export Funding Corp., 1.75%, 11/15/24	25	24,858
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	95	104,504
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	10	10,508
4.25%, 07/18/24	243	253,060
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	135	125,438
3.70%, 08/04/26 (Call 05/04/26)	114	116,153
3.95%, 12/01/27 (Call 09/01/27)	355	366,200
4.25%, 08/15/24 (Call 05/15/24)	330	341,464
4.38%, 03/19/24 (Call 02/19/24)	333	344,508
4.50%, 07/23/25 (Call 04/23/25)	190	199,261
5.15%, 03/19/29 (Call 12/19/28)	75	82,031
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	80	74,113
1.10%, 02/15/31 (Call 11/15/30)	305	270,242
1.90%, 04/15/27 (Call 02/15/27)	115	113,286
2.05%, 04/15/30 (Call 01/15/30)	159	153,438
2.75%, 09/15/27 (Call 06/15/27)	261	267,828
3.15%, 12/14/25 (Call 09/14/25)	844	874,713
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	305	291,065
2.75%, 03/15/31 (Call 12/15/30)	250	238,312

		36,952,695

Electric — 1.7%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	65	68,487
Series I, 2.10%, 07/01/30 (Call 04/01/30)	112	103,410
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	20	20,506
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	30	28,483
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	40	41,123
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	232,302
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	45	42,142
1.95%, 03/15/27 (Call 02/15/27)	90	86,952
2.50%, 09/15/24 (Call 08/15/24)	63	63,139
3.65%, 02/15/26 (Call 11/15/25)	140	145,726
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	46	47,262
3.80%, 05/15/28 (Call 02/15/28)	15	15,999

Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc.
2.03%, 03/15/24	$80	$79,796
2.30%, 03/01/30 (Call 12/01/29)	173	162,466
Series J, 4.30%, 12/01/28 (Call 09/01/28)	359	385,354
Series M, 0.75%, 11/01/23 (Call 04/07/22)	52	50,926
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	305	278,017
2.60%, 08/15/29 (Call 05/15/29)	25	24,289
2.95%, 09/15/27 (Call 06/15/27)	65	65,798
3.15%, 05/15/25 (Call 02/15/25)	40	40,770
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	20	19,246
4.00%, 10/15/28 (Call 07/15/28)	70	74,081
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	278	283,510
3.20%, 04/15/25 (Call 03/15/25)	20	20,459
3.80%, 06/01/29 (Call 03/01/29)	176	183,924
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	165	156,862
3.35%, 07/01/23 (Call 04/01/23)	165	167,932
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	270	243,132
3.25%, 04/15/28 (Call 01/15/28)	45	46,605
3.50%, 02/01/25 (Call 11/01/24)	70	72,481
3.70%, 07/15/30 (Call 04/15/30)	15	15,857
3.75%, 11/15/23 (Call 08/15/23)	51	52,552
4.05%, 04/15/25 (Call 03/15/25)	43	45,437
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	105	98,880
3.05%, 10/15/29 (Call 07/15/29)	192	190,451
4.25%, 11/30/23 (Call 08/30/23)	240	248,174
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27 (Call 11/01/26)	105	107,567
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	80	76,899
2.50%, 09/01/24 (Call 08/01/24)	81	81,391
2.65%, 06/01/31 (Call 03/01/31)	85	81,382
2.95%, 03/01/30 (Call 12/01/29)	20	19,768
4.25%, 11/01/28 (Call 08/01/28)	135	144,392
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	125	130,039
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	30	30,507
3.45%, 08/15/27 (Call 05/15/27)	25	25,975
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	15	14,331
2.55%, 06/15/26 (Call 03/15/26)	80	80,780
3.70%, 08/15/28 (Call 05/15/28)	170	179,258
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	155	157,847
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	100	93,534
Series A, 3.20%, 03/15/27 (Call 12/15/26)	10	10,308
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	120	114,384
3.80%, 05/15/28 (Call 02/15/28)	175	185,332
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	80	82,130
Series B, 3.13%, 11/15/27 (Call 08/15/27)	60	61,265
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	188,744
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 04/07/22)	95	93,033

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	$85	$86,851
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	220	224,510
3.80%, 11/15/28 (Call 08/15/28)	288	307,921
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	95	97,387
Dominion Energy Inc.
3.07%, 08/15/24(d)	15	15,284
3.90%, 10/01/25 (Call 07/01/25)	204	213,107
4.25%, 06/01/28 (Call 03/01/28)	254	272,118
Series A, 3.30%, 03/15/25 (Call 02/15/25)	5	5,113
Series C, 2.25%, 08/15/31 (Call 05/15/31)	65	60,211
Series C, 3.38%, 04/01/30 (Call 01/01/30)	60	60,868
Series D, 2.85%, 08/15/26 (Call 05/15/26)	229	231,853
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31 (Call 09/01/31)	10	9,539
DTE Electric Co.
Series A, 1.90%, 04/01/28 (Call 02/01/28)	210	201,818
Series A, 3.00%, 03/01/32 (Call 12/01/31)	70	71,052
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	205	207,015
2.95%, 03/01/30 (Call 12/01/29)	50	49,138
Series C, 3.40%, 06/15/29 (Call 03/15/29)	214	218,682
Series F, 1.05%, 06/01/25 (Call 05/01/25)	315	301,108
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	165	161,436
2.45%, 02/01/30 (Call 11/01/29)	270	261,873
2.50%, 03/15/23 (Call 01/15/23)	125	126,181
2.55%, 04/15/31 (Call 01/15/31)	215	209,232
2.95%, 12/01/26 (Call 09/01/26)	55	56,818
3.05%, 03/15/23 (Call 02/15/23)	167	169,246
3.95%, 11/15/28 (Call 08/15/28)	115	123,745
Series A, 6.00%, 12/01/28	25	29,567
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	277	262,937
2.45%, 06/01/30 (Call 03/01/30)	200	189,236
2.55%, 06/15/31 (Call 03/15/31)	350	328,051
2.65%, 09/01/26 (Call 06/01/26)	235	236,297
3.15%, 08/15/27 (Call 05/15/27)	175	178,741
3.40%, 06/15/29 (Call 03/15/29)	175	178,150
3.75%, 04/15/24 (Call 01/15/24)	220	227,099
3.95%, 10/15/23 (Call 07/15/23)	40	41,070
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	30	27,571
2.40%, 12/15/31 (Call 09/15/31)	445	426,346
2.50%, 12/01/29 (Call 09/01/29)	115	112,571
3.80%, 07/15/28 (Call 04/15/28)	185	195,473
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	5	5,023
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	200	187,628
3.65%, 02/01/29 (Call 11/01/28)	50	52,196
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	100	93,142
3.38%, 09/01/23 (Call 08/01/23)	20	20,483
3.45%, 03/15/29 (Call 12/15/28)	166	172,172
3.70%, 09/01/28 (Call 06/01/28)	120	126,665
Edison International
2.95%, 03/15/23 (Call 01/15/23)	125	125,899
3.55%, 11/15/24 (Call 10/15/24)	152	155,520

Security	Par (000)	Value

Electric (continued)
4.13%, 03/15/28 (Call 12/15/27)	$142	$146,182
4.95%, 04/15/25 (Call 03/15/25)	60	63,505
5.75%, 06/15/27 (Call 04/15/27)	167	185,407
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	120	112,096
3.55%, 06/15/26 (Call 03/15/26)	250	257,990
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	50	51,512
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	150	160,008
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	145,512
3.70%, 06/01/24 (Call 03/01/24)	127	131,060
4.00%, 06/01/28 (Call 03/01/28)	10	10,614
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	15	14,185
1.90%, 06/15/28 (Call 04/15/28)	10	9,376
2.40%, 06/15/31 (Call 03/05/31)	220	204,021
2.80%, 06/15/30 (Call 03/15/30)	180	174,173
2.95%, 09/01/26 (Call 06/01/26)	312	315,981
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 04/07/22)	210	206,041
1.60%, 12/15/30 (Call 09/15/30)	160	143,904
2.40%, 10/01/26 (Call 07/01/26)	5	4,961
3.05%, 06/01/31 (Call 03/01/31)	20	20,104
3.25%, 04/01/28 (Call 01/01/28)	200	205,190
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	60	60,149
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	50	45,078
4.00%, 03/30/29 (Call 12/30/28)	183	195,051
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	304	303,720
2.90%, 09/15/29 (Call 06/15/29)	215	212,332
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	70	70,594
3.10%, 04/01/27 (Call 01/01/27)	160	164,758
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	175	181,750
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	75	75,676
2.90%, 03/01/27 (Call 02/01/27)	80	80,530
3.38%, 03/01/32 (Call 12/01/31)	80	81,035
Series H, 3.15%, 01/15/25 (Call 10/15/24)	165	168,211
Series L, 2.90%, 10/01/24 (Call 08/01/24)	165	167,427
Series M, 3.30%, 01/15/28 (Call 10/15/27)	140	142,593
Series N, 3.80%, 12/01/23 (Call 11/01/23)	177	181,937
Series O, 4.25%, 04/01/29 (Call 01/01/29)	65	69,786
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	250	236,095
Series R, 1.65%, 08/15/30 (Call 05/15/30)	229	203,228
Series U, 1.40%, 08/15/26 (Call 07/15/26)	205	195,166
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	292	301,385
3.95%, 06/15/25 (Call 03/15/25)	207	215,338
4.05%, 04/15/30 (Call 01/15/30)	284	301,168
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	310	316,544
3.13%, 12/01/25 (Call 06/01/25)	35	36,059
3.25%, 06/01/24 (Call 12/01/23)	270	276,807
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	255	257,456
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	85	86,803
Series A, 2.10%, 07/30/23	87	87,371
Series A, 2.20%, 09/15/24 (Call 08/15/24)	70	69,824

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series B, 2.65%, 09/15/29 (Call 06/15/29)	$299	$290,864
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	150	155,241
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	23,784
3.25%, 12/01/24 (Call 09/01/24)	175	179,032
3.60%, 04/01/29 (Call 01/01/29)	10	10,377
4.10%, 09/26/28 (Call 06/26/28)	125	133,649
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	30	30,840
4.25%, 05/01/30 (Call 02/01/30)	82	85,316
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	70	71,867
3.35%, 11/15/27 (Call 08/15/27)	170	175,290
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	51,529
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	8,277
3.50%, 10/15/24 (Call 07/15/24)	134	139,036
3.65%, 04/15/29 (Call 01/15/29)	394	419,642
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	10	10,564
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	30	29,137
1.00%, 06/15/26 (Call 05/15/26)	20	18,905
1.35%, 03/15/31 (Call 12/15/30)	70	61,197
1.65%, 06/15/31 (Call 03/15/31)	135	120,690
1.88%, 02/07/25	100	99,223
2.40%, 03/15/30 (Call 12/15/29)	230	221,603
2.85%, 01/27/25 (Call 10/27/24)	57	58,074
2.95%, 02/07/24 (Call 12/07/23)	40	40,712
3.05%, 04/25/27 (Call 01/25/27)	58	59,336
3.25%, 11/01/25 (Call 08/01/25)	215	221,394
3.40%, 11/15/23 (Call 08/15/23)	60	61,374
3.70%, 03/15/29 (Call 12/15/28)	195	204,808
Series D, 1.00%, 10/18/24	55	53,558
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	99	104,199
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	337	325,424
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	215	208,167
1.90%, 06/15/28 (Call 04/15/28)	250	237,665
2.25%, 06/01/30 (Call 03/01/30)	446	414,744
2.44%, 01/15/32 (Call 10/15/31)	100	93,656
2.75%, 11/01/29 (Call 08/01/29)	414	406,043
3.50%, 04/01/29 (Call 01/01/29)	130	133,841
3.55%, 05/01/27 (Call 02/01/27)	376	391,179
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	160	158,549
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	215	205,568
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	15	13,897
3.20%, 05/15/27 (Call 02/15/27)	195	201,209
3.25%, 05/15/29 (Call 02/15/29)	170	174,876
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	194,844
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	115	102,444
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	90	91,500
3.30%, 03/15/30 (Call 09/15/29)	20	20,424
3.80%, 08/15/28 (Call 02/15/28)	175	183,734

Security	Par (000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	$305	$286,383
2.75%, 06/01/24 (Call 05/01/24)	118	119,831
2.75%, 05/15/30 (Call 02/15/30)	120	119,562
2.95%, 04/01/25 (Call 01/01/25)	70	71,399
3.70%, 11/15/28 (Call 08/15/28)	65	69,109
5.75%, 03/15/29 (Call 12/15/28)	25	29,409
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	262	243,356
2.50%, 02/01/31 (Call 11/01/30)	333	296,363
3.00%, 06/15/28 (Call 04/15/28)	195	187,824
3.15%, 01/01/26	388	386,386
3.25%, 06/15/23 (Call 03/15/23)	20	20,140
3.25%, 06/01/31 (Call 03/01/31)	705	662,270
3.30%, 12/01/27 (Call 09/01/27)	105	103,348
3.45%, 07/01/25	30	30,203
3.50%, 06/15/25 (Call 03/15/25)	110	111,132
3.75%, 07/01/28	70	69,670
4.20%, 03/01/29 (Call 01/01/29)	500	511,850
4.25%, 08/01/23 (Call 07/01/23)	25	25,519
4.55%, 07/01/30 (Call 01/01/30)	625	642,481
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	5	4,930
3.50%, 06/15/29 (Call 03/15/29)	60	62,822
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	5	5,144
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	10	9,598
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	195,770
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	272	277,217
Progress Energy Inc.
7.00%, 10/30/31	5	6,402
7.75%, 03/01/31	5	6,647
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	137	145,132
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	130	120,906
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	127,844
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	92,965
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	270	250,603
2.25%, 09/15/26 (Call 06/15/26)	181	180,582
2.38%, 05/15/23 (Call 02/15/23)	160	161,238
2.45%, 01/15/30 (Call 10/15/29)	15	14,741
3.00%, 05/15/27 (Call 02/15/27)	110	112,849
3.20%, 05/15/29 (Call 02/15/29)	20	20,569
3.25%, 09/01/23 (Call 08/01/23)	166	169,370
3.65%, 09/01/28 (Call 06/01/28)	100	105,573
3.70%, 05/01/28 (Call 02/01/28)	147	155,932
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	145	137,096
0.84%, 11/08/23 (Call 05/08/22)	235	230,622
1.60%, 08/15/30 (Call 05/15/30)	65	57,825
2.88%, 06/15/24 (Call 05/15/24)	180	182,518
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	106,660
3.65%, 05/15/25 (Call 02/15/25)	150	155,049
4.10%, 06/15/30 (Call 03/15/30)	115	119,952

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$10	$10,091
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	270	245,384
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	258	263,591
3.40%, 02/01/28 (Call 11/01/27)	214	220,420
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	158	159,741
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	95	92,990
2.25%, 06/01/30 (Call 03/01/30)	110	102,883
2.85%, 08/01/29 (Call 05/01/29)	119	117,360
6.65%, 04/01/29	83	98,049
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	5	4,757
Series A, 4.20%, 03/01/29 (Call 12/01/28)	175	186,216
Series B, 3.65%, 03/01/28 (Call 12/01/27)	38	39,528
Series C, 3.50%, 10/01/23 (Call 07/01/23)	80	81,758
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	197,693
Series E, 3.70%, 08/01/25 (Call 06/01/25)	65	67,376
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	127,421
Series J, 0.70%, 08/01/23	15	14,771
Series K, 0.98%, 08/01/24	5	4,864
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	743	752,406
3.25%, 07/01/26 (Call 04/01/26)	485	495,864
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	15	14,565
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	45	42,183
Series A, 3.70%, 04/30/30 (Call 01/30/30)	124	127,870
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	85	80,193
4.15%, 12/01/25 (Call 09/01/25)	205	216,845
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	250	264,792
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	10,220
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	15	14,324
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	10	8,878
3.05%, 03/15/25 (Call 12/15/24)	117	119,193
3.25%, 05/15/32 (Call 02/15/32)	50	50,567
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	110	112,314
2.95%, 03/15/30 (Call 12/15/29)	6	6,073
3.50%, 04/15/24 (Call 01/15/24)	75	77,365
3.50%, 03/15/29 (Call 12/15/28)	113	118,264
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	200	190,444
3.45%, 02/15/24 (Call 11/15/23)	200	205,276
Series A, 2.88%, 07/15/29 (Call 04/15/29)	205	206,827
Series A, 3.10%, 05/15/25 (Call 02/15/25)	225	230,206
Series A, 3.15%, 01/15/26 (Call 10/15/25)	315	323,385
Series A, 3.50%, 03/15/27 (Call 12/15/26)	120	125,753
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	233,255
Series B, 2.95%, 11/15/26 (Call 08/15/26)	230	234,425
Series C, 2.75%, 03/15/23 (Call 12/15/22)	230	232,265
WEC Energy Group Inc.
0.55%, 09/15/23	40	39,224
0.80%, 03/15/24 (Call 02/15/24)	40	39,034
1.38%, 10/15/27 (Call 08/15/27)	40	37,130
1.80%, 10/15/30 (Call 07/15/30)	40	36,057
2.20%, 12/15/28 (Call 10/15/28)	100	95,897

Security	Par (000)	Value

Electric (continued)
3.55%, 06/15/25 (Call 03/15/25)	$14	$14,401
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	75	70,797
2.05%, 12/15/24 (Call 11/15/24)	121	120,970
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	185	172,455
3.05%, 10/15/27 (Call 07/15/27)	155	158,080
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	30	29,374
1.75%, 03/15/27 (Call 02/15/27)	150	143,688
2.35%, 11/15/31 (Call 05/15/31)	170	160,339
2.60%, 12/01/29 (Call 06/01/29)	290	283,052
3.30%, 06/01/25 (Call 12/01/24)	60	61,325
3.35%, 12/01/26 (Call 06/01/26)	292	302,016
4.00%, 06/15/28 (Call 12/15/27)	10	10,597

		42,524,186

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	140	132,111
2.00%, 12/21/28 (Call 10/21/28)	360	347,541
2.20%, 12/21/31 (Call 09/21/31)	455	432,523
3.15%, 06/01/25 (Call 03/01/25)	195	200,842

		1,113,017

Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	5	4,633
2.30%, 03/12/31 (Call 12/12/30)	335	313,285
2.75%, 09/15/29 (Call 06/15/29)	35	34,467
3.88%, 07/15/23 (Call 04/15/23)	450	460,562
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	270	274,188
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	60	55,478
2.80%, 02/15/30 (Call 11/15/29)	365	359,094
3.20%, 04/01/24 (Call 02/01/24)	20	20,410
4.35%, 06/01/29 (Call 03/01/29)	30	32,574
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	131	133,156
3.88%, 01/12/28 (Call 10/12/27)	10	10,404
4.00%, 04/01/25 (Call 01/01/25)	180	186,669
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	100	95,228
4.63%, 04/15/26 (Call 01/15/26)	159	168,488
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	75	77,409
4.88%, 06/15/29 (Call 03/15/29)	170	183,935
4.88%, 05/12/30 (Call 02/12/30)	120	129,583
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	380	391,339
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	350	341,957
1.75%, 09/01/31 (Call 06/01/31)	165	152,152
1.95%, 06/01/30 (Call 03/01/30)	25	23,581
2.30%, 08/15/24 (Call 07/15/24)	30	30,305
2.50%, 11/01/26 (Call 08/01/26)	420	425,498
2.70%, 08/15/29 (Call 05/15/29)	155	156,232
3.35%, 12/01/23	150	154,101
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	15	15,351
3.35%, 03/01/26 (Call 12/01/25)	180	185,461
3.50%, 02/15/28 (Call 11/15/27)	190	197,059

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	$130	$124,446
3.60%, 01/15/30 (Call 10/15/29)	106	107,373
3.95%, 01/12/28 (Call 10/12/27)	175	182,924
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	247	247,203
4.55%, 10/30/24 (Call 07/30/24)	172	181,011
4.60%, 04/06/27 (Call 01/06/27)	164	179,050
Legrand France SA, 8.50%, 02/15/25	330	388,318
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	15	14,555
1.75%, 08/09/26 (Call 07/09/26)(b)	415	394,121
2.38%, 08/09/28 (Call 06/09/28)(b)	120	111,806
2.65%, 08/09/31 (Call 05/09/31)(b)	115	103,337
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	70	71,816
4.90%, 06/15/28 (Call 03/15/28)	195	210,001
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	25	24,311
3.13%, 08/15/27 (Call 05/15/27)	100	102,731
3.70%, 02/15/26 (Call 11/15/25)	190	199,154
Vontier Corp
2.40%, 04/01/28 (Call 02/01/28)	20	18,363
2.95%, 04/01/31 (Call 01/01/31)	20	18,164

		7,291,283

Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	10	9,441
1.45%, 02/15/31 (Call 11/15/30)	135	119,227
2.30%, 03/01/30 (Call 12/01/29)	249	237,299
2.50%, 08/15/24 (Call 07/15/24)	187	188,834
2.90%, 07/01/26 (Call 04/01/26)	55	55,942
3.20%, 03/15/25 (Call 12/15/24)	130	133,056
3.38%, 11/15/27 (Call 08/15/27)	60	61,981
3.95%, 05/15/28 (Call 02/15/28)	146	155,251
4.75%, 05/15/23 (Call 02/15/23)	131	134,832
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	154	149,523
3.50%, 05/01/29 (Call 02/01/29)	142	146,920
4.25%, 12/01/28 (Call 09/01/28)	165	177,636
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	250	228,380
1.50%, 03/15/31 (Call 12/15/30)	15	13,428
2.00%, 06/01/29 (Call 04/01/29)	140	133,337
2.40%, 05/15/23 (Call 03/15/23)	245	246,867
3.13%, 03/01/25 (Call 12/01/24)	75	77,195
3.15%, 11/15/27 (Call 08/15/27)	270	277,827

		2,546,976

Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	40	49,960
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	40	38,070
3.30%, 03/19/25 (Call 12/19/24)	203	207,630
3.65%, 03/15/23 (Call 02/15/23)	231	235,292
3.95%, 03/15/25 (Call 01/15/25)	190	198,238
4.15%, 03/15/28 (Call 12/15/27)	301	321,417
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	50	45,968
4.30%, 05/01/24 (Call 04/01/24)	413	428,719
4.60%, 11/01/25 (Call 09/01/25)	374	398,097

Security	Par (000)	Value

Food (continued)
4.85%, 11/01/28 (Call 08/01/28)	$245	$269,133
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	120	113,180
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	94,019
2.88%, 04/15/30 (Call 01/15/30)	115	114,900
3.20%, 02/10/27 (Call 11/10/26)	217	223,360
3.65%, 02/15/24 (Call 11/15/23)	300	309,000
3.70%, 10/17/23 (Call 09/17/23)	20	20,579
4.00%, 04/17/25 (Call 02/17/25)	303	317,099
4.20%, 04/17/28 (Call 01/17/28)	345	371,620
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	50	46,612
2.05%, 11/15/24 (Call 10/15/24)	115	115,624
2.30%, 08/15/26 (Call 05/15/26)	231	232,760
2.45%, 11/15/29 (Call 08/15/29)	145	144,417
3.38%, 05/15/23 (Call 04/15/23)	233	238,061
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/03/22)	25	24,347
1.70%, 06/03/28 (Call 04/03/28)	300	286,545
1.80%, 06/11/30 (Call 03/11/30)	60	56,038
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	49,286
3.20%, 10/01/26 (Call 07/01/26)	150	154,046
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	20	19,045
3.38%, 12/15/27 (Call 09/15/27)	80	82,954
3.50%, 03/15/25	440	455,277
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	25	23,506
2.65%, 12/01/23	256	259,699
3.25%, 04/01/26	180	184,786
3.40%, 11/15/27 (Call 08/15/27)	280	290,147
4.30%, 05/15/28 (Call 02/15/28)	175	190,041
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	375	339,660
2.20%, 05/01/30 (Call 02/01/30)	5	4,732
2.65%, 10/15/26 (Call 07/15/26)	165	166,539
3.50%, 02/01/26 (Call 11/01/25)	29	30,195
3.70%, 08/01/27 (Call 05/01/27)	90	94,824
3.85%, 08/01/23 (Call 05/01/23)	240	245,911
4.00%, 02/01/24 (Call 11/01/23)	140	144,866
4.50%, 01/15/29 (Call 10/15/28)	175	192,367
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	190	179,149
1.85%, 02/15/31 (Call 11/15/30)	175	159,166
2.50%, 04/15/30 (Call 01/15/30)	20	19,275
3.15%, 08/15/24 (Call 06/15/24)	45	46,091
3.40%, 08/15/27 (Call 05/15/27)	252	262,204
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	543	528,904
1.50%, 02/04/31 (Call 11/04/30)	250	220,993
2.75%, 04/13/30 (Call 01/13/30)	320	315,344
3.63%, 02/13/26 (Call 12/13/25)	15	15,621
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	35	33,446
2.45%, 12/14/31 (Call 09/14/31)	110	104,708
3.25%, 07/15/27 (Call 04/15/27)	221	227,771
3.30%, 07/15/26 (Call 04/15/26)	296	304,916
3.75%, 10/01/25 (Call 07/01/25)	305	318,127
5.95%, 04/01/30 (Call 01/01/30)	45	53,727

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	$423	$439,607
3.90%, 09/28/23 (Call 08/28/23)	98	100,769
3.95%, 08/15/24 (Call 05/15/24)	399	414,413
4.00%, 03/01/26 (Call 01/01/26)	340	355,875
4.35%, 03/01/29 (Call 12/01/28)	212	229,600

		12,158,272

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	10	10,273
5.50%, 01/17/27	110	118,279
Georgia-Pacific LLC
7.75%, 11/15/29	45	59,926
8.00%, 01/15/24	265	294,725
8.88%, 05/15/31	5	7,254
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	200	177,640
3.75%, 01/15/31 (Call 10/15/30)	25	23,597
5.00%, 01/15/30 (Call 10/15/29)	25	25,715
6.00%, 01/15/29 (Call 10/15/28)	335	368,095

		1,085,504

Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	157	138,840
2.63%, 09/15/29 (Call 06/15/29)	222	217,482
3.00%, 06/15/27 (Call 03/15/27)	120	123,340
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	150	135,447
4.00%, 04/01/28 (Call 01/01/28)	155	163,178
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	66	68,129
Series A, 2.50%, 11/15/24 (Call 10/15/24)	223	223,475
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	10	9,480
3.75%, 03/01/23 (Call 12/01/22)	160	162,147
4.75%, 09/01/28 (Call 06/01/28)	135	141,480
5.20%, 07/15/25 (Call 04/15/25)	155	165,250
5.50%, 01/15/26 (Call 12/15/25)	70	75,896
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	45	42,552
1.70%, 02/15/31 (Call 11/15/30)	287	252,600
2.95%, 09/01/29 (Call 06/01/29)	319	314,081
3.49%, 05/15/27 (Call 02/15/27)	390	402,995
3.60%, 05/01/30 (Call 02/01/30)	30	30,683
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	117	119,813
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	177	181,820
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	10	10,248
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	190	191,968
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	250	243,547
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	437	440,946
3.25%, 06/15/26 (Call 03/15/26)	60	61,626
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	220	195,463
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	105	97,531
3.70%, 04/01/28 (Call 01/01/28)	125	130,622

		4,340,639

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$165	$156,910
4.63%, 06/15/28 (Call 03/15/28)	120	128,926
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	160	154,033
3.00%, 05/15/32 (Call 02/15/32)	65	65,313
3.40%, 03/01/26 (Call 01/01/26)	220	228,754
4.00%, 03/15/60 (Call 03/15/25)(a)	125	121,359
4.25%, 11/15/28 (Call 08/15/28)	75	81,862

		937,157

Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	58	54,388
1.40%, 06/30/30 (Call 03/30/30)	171	156,496
2.95%, 03/15/25 (Call 12/15/24)	320	328,291
3.40%, 11/30/23 (Call 09/30/23)	448	460,647
3.75%, 11/30/26 (Call 08/30/26)	465	496,039
3.88%, 09/15/25 (Call 06/15/25)	50	52,812
Baxter International Inc.
0.87%, 12/01/23(b)	60	58,912
1.92%, 02/01/27 (Call 01/01/27)(b)	215	208,580
2.27%, 12/01/28 (Call 10/01/28)(b)	130	125,228
2.60%, 08/15/26 (Call 05/15/26)	435	437,567
3.95%, 04/01/30 (Call 01/01/30)	90	96,857
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	230	226,062
2.65%, 06/01/30 (Call 03/01/30)	180	174,728
3.45%, 03/01/24 (Call 02/01/24)	475	487,174
3.75%, 03/01/26 (Call 01/01/26)	322	336,632
3.85%, 05/15/25	189	197,348
4.00%, 03/01/29 (Call 12/01/28)	281	298,922
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	24,843
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	30	30,185
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	310	310,205
2.60%, 11/15/29 (Call 08/15/29)	170	166,938
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	144	156,001
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	195	203,213
Medtronic Inc., 3.50%, 03/15/25	199	207,543
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	25	24,514
1.90%, 09/15/28 (Call 07/15/28)	175	164,274
2.25%, 09/15/31 (Call 06/15/31)	105	96,079
2.55%, 03/15/31 (Call 12/15/30)	65	61,901
3.30%, 09/15/29 (Call 06/15/29)	305	307,022
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	385	348,387
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)	370	351,467
Stryker Corp.
0.60%, 12/01/23 (Call 03/18/22)	30	29,357
1.15%, 06/15/25 (Call 05/15/25)	35	33,724
1.95%, 06/15/30 (Call 03/15/30)	270	249,944
3.38%, 05/15/24 (Call 02/15/24)	363	371,828
3.38%, 11/01/25 (Call 08/01/25)	332	342,714
3.50%, 03/15/26 (Call 12/15/25)	223	231,639
3.65%, 03/07/28 (Call 12/07/27)	105	109,833
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	5	4,930

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
1.75%, 10/15/28 (Call 08/15/28)	$40	$37,902
2.00%, 10/15/31 (Call 07/15/31)	50	46,421
2.60%, 10/01/29 (Call 07/01/29)	85	84,004
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)	385	363,529

		8,555,080

Health Care - Services — 0.5%
Adventist Health System/West, 2.95%, 03/01/29 (Call 12/01/28)	25	25,173
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	170	182,537
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	430	435,543
3.50%, 11/15/24 (Call 08/15/24)	294	302,664
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	345	333,729
2.25%, 05/15/30 (Call 02/15/30)	274	259,516
2.55%, 03/15/31 (Call 12/15/30)	260	250,479
2.88%, 09/15/29 (Call 06/15/29)	169	168,758
3.35%, 12/01/24 (Call 10/01/24)	365	375,731
3.50%, 08/15/24 (Call 05/15/24)	345	354,922
3.65%, 12/01/27 (Call 09/01/27)	70	73,434
4.10%, 03/01/28 (Call 12/01/27)	340	363,749
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	166	166,043
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	50	46,374
2.34%, 01/01/30 (Call 10/01/29)	235	227,898
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	130	119,583
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	10	9,288
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	38,590
2.76%, 10/01/24 (Call 07/01/24)	90	90,769
2.78%, 10/01/30 (Call 04/01/30)	87	84,631
3.35%, 10/01/29 (Call 04/01/29)	322	325,745
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	115	105,991
4.13%, 06/15/29 (Call 03/15/29)	517	542,633
4.50%, 02/15/27 (Call 08/15/26)	149	157,791
4.75%, 05/01/23	398	409,944
5.00%, 03/15/24	184	193,388
5.25%, 04/15/25	537	576,657
5.25%, 06/15/26 (Call 12/15/25)	190	205,865
Humana Inc.
0.65%, 08/03/23 (Call 03/15/22)	275	270,757
1.35%, 02/03/27 (Call 01/03/27)	330	310,873
3.13%, 08/15/29 (Call 05/15/29)	205	206,123
3.85%, 10/01/24 (Call 07/01/24)	185	191,869
3.95%, 03/15/27 (Call 12/15/26)	195	206,183
4.50%, 04/01/25 (Call 03/01/25)	5	5,311
4.88%, 04/01/30 (Call 01/01/30)	30	33,726
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	61	63,180
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	45	43,142
2.30%, 12/01/24 (Call 11/01/24)	150	149,955
2.70%, 06/01/31 (Call 03/01/31)	75	71,900
2.95%, 12/01/29 (Call 09/01/29)	261	258,855
3.25%, 09/01/24 (Call 07/01/24)	158	161,087

Security	Par (000)	Value

Health Care - Services (continued)
3.60%, 02/01/25 (Call 11/01/24)	$240	$246,821
3.60%, 09/01/27 (Call 06/01/27)	138	144,275
4.00%, 11/01/23 (Call 08/01/23)	5	5,146
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	20	19,019
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	30	29,092
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	50	48,986
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	19,403
2.95%, 06/30/30 (Call 03/30/30)	235	231,976
3.45%, 06/01/26 (Call 03/01/26)	152	157,370
4.20%, 06/30/29 (Call 03/30/29)	165	177,697
4.25%, 04/01/24 (Call 01/01/24)	40	41,599
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	33,220
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	38,516
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	9,399
Toledo Hospital (The), Series B, 5.33%, 11/15/28	35	38,444
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	190	182,527
1.25%, 01/15/26	185	178,749
2.00%, 05/15/30	230	217,619
2.30%, 05/15/31 (Call 02/15/31)	465	448,148
2.38%, 08/15/24	155	156,869
2.88%, 08/15/29	209	211,851
2.95%, 10/15/27	103	106,118
3.10%, 03/15/26	275	284,606
3.38%, 04/15/27	275	288,728
3.45%, 01/15/27	200	210,428
3.50%, 06/15/23	170	174,337
3.50%, 02/15/24	327	338,281
3.70%, 12/15/25	30	31,597
3.75%, 07/15/25	531	556,706
3.85%, 06/15/28	320	343,162
3.88%, 12/15/28	241	259,656
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)(b)	10	9,517
2.65%, 10/15/30 (Call 07/15/30)(b)	30	28,268
2.65%, 01/15/32 (Call 10/15/31)(b)	100	92,528

		13,761,044

Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	215	202,988
2.88%, 06/15/27 (Call 05/15/27)	200	190,916
2.88%, 06/15/28 (Call 04/15/28)	300	277,965
3.20%, 11/15/31 (Call 08/15/31)	115	103,844
3.25%, 07/15/25 (Call 06/15/25)	238	236,853
3.88%, 01/15/26 (Call 12/15/25)	135	136,766
4.20%, 06/10/24 (Call 05/10/24)	340	350,574
4.25%, 03/01/25 (Call 01/01/25)	235	240,342
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	125	117,086
2.95%, 03/10/26 (Call 02/10/26)	25	24,181
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	10	9,456
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	65	62,438
2.63%, 12/15/26 (Call 11/15/26)(b)	130	120,741
3.25%, 03/15/27 (Call 02/15/27)(b)	585	562,548

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
4.00%, 01/15/29 (Call 11/15/28)(b)	$500	$482,015
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	80	74,174
2.75%, 09/16/26 (Call 08/19/26)	35	33,587
2.85%, 09/30/28 (Call 07/30/28)(b)	185	169,808
3.63%, 01/15/26 (Call 12/15/25)	20	20,000
FS KKR Capital Corp.
1.65%, 10/12/24	105	100,780
2.63%, 01/15/27 (Call 12/15/26)	125	118,199
3.13%, 10/12/28 (Call 08/12/28)	120	111,534
3.25%, 07/15/27 (Call 06/15/27)	100	96,073
3.40%, 01/15/26 (Call 12/15/25)	45	44,356
4.13%, 02/01/25 (Call 01/01/25)	5	5,061
4.63%, 07/15/24 (Call 06/15/24)	200	205,402
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(c)	90	88,265
3.75%, 02/10/25 (Call 01/10/25)	60	61,261
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	175	160,114
3.38%, 04/15/24 (Call 03/15/24)	40	40,116
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	155	148,619
5.20%, 05/01/24	25	25,810
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)	140	133,147
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	95	87,305
2.88%, 06/11/28 (Call 04/11/28)	235	213,225
3.40%, 07/15/26 (Call 06/15/26)	60	57,484
3.75%, 07/22/25 (Call 06/22/25)	260	257,244
4.00%, 03/30/25 (Call 02/28/25)	190	191,657
4.25%, 01/15/26 (Call 12/15/25)	65	65,561
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)(b)	125	115,702
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	80	75,244
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	10	9,579
3.44%, 10/15/28 (Call 08/15/28)	130	117,409
3.71%, 01/22/26 (Call 12/22/25)	40	39,172
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	30	30,536

		6,015,137

Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	255	239,621
2.50%, 10/15/24 (Call 09/15/24)	203	203,917
2.60%, 10/15/25 (Call 09/15/25)	82	82,093
5.75%, 08/15/23 (Call 05/15/23)	161	168,464
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	120	124,864
4.75%, 11/29/27 (Call 05/29/27)	315	342,493
4.88%, 12/15/23 (Call 09/15/23)	25	26,064
5.00%, 06/15/27 (Call 12/15/26)	30	32,604
5.88%, 11/15/24 (Call 05/15/24)	10	10,737
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	14,959
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	165	162,614
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	86	93,798
5.50%, 03/01/26 (Call 12/01/25)	105	115,576

Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	$100	$100,106
4.35%, 02/15/28 (Call 11/15/27)	100	104,150
4.88%, 11/15/25 (Call 08/15/25)	50	53,022
4.88%, 03/15/27 (Call 12/15/26)	100	106,643

		1,981,725

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	80	82,768
3.80%, 11/15/24 (Call 08/15/24)	50	51,467
4.40%, 03/15/29 (Call 12/15/28)	233	251,663
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	185	175,926
4.75%, 02/26/29 (Call 11/26/28)	145	160,264

		722,088

Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	55	52,969
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	110	105,499
3.15%, 08/01/27 (Call 05/01/27)	140	143,969
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	60	61,859
3.50%, 12/15/24 (Call 09/15/24)	225	233,420
3.90%, 05/15/28 (Call 02/15/28)	250	267,072
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	95	89,150
2.00%, 11/02/31 (Call 08/02/31)	100	94,344
2.75%, 02/15/26	190	194,433
3.05%, 08/15/25	100	103,141
3.10%, 03/26/30 (Call 12/26/29)	80	82,683
3.20%, 04/25/29 (Call 01/25/29)	140	145,200
3.95%, 11/01/28 (Call 08/01/28)	185	200,921

		1,774,660

Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	200	213,420
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	104	107,078
3.60%, 04/01/30 (Call 01/01/30)	265	281,806
3.63%, 11/15/24	480	500,966
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	10	10,205
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	120	125,621
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	105	98,787
1.45%, 12/15/30 (Call 09/15/30)	110	98,689
3.15%, 06/15/23	107	108,956
3.28%, 12/15/26 (Call 09/15/26)	132	137,595
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	100	108,653
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	220	229,313
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	360	361,631
3.40%, 06/30/30 (Call 03/30/30)	144	148,075
3.75%, 07/10/25 (Call 04/10/25)	366	380,969
3.90%, 04/01/26 (Call 01/01/26)	510	536,127
4.13%, 02/15/24	606	631,379
4.20%, 04/01/28 (Call 01/01/28)	266	287,791
4.25%, 03/15/29 (Call 12/15/28)	235	253,621

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(a)	$60	$61,623
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	184	181,203
3.75%, 05/02/29 (Call 02/02/29)	251	263,056
4.50%, 12/15/28 (Call 09/15/28)	135	147,143
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	100	91,866
2.60%, 12/02/31 (Call 09/02/31)	185	176,579
2.85%, 05/28/27 (Call 04/28/27)	35	35,258
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	187	195,290
4.00%, 11/27/23 (Call 08/27/23)	10	10,319
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	136	144,776
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	65	61,011
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	120	124,644
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	80	81,631
4.20%, 09/27/23 (Call 08/27/23)	65	67,158
4.90%, 03/27/28 (Call 12/27/27)	45	49,325
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	50	49,586
5.00%, 07/01/24	56	59,322
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	75	74,904
4.13%, 01/12/28 (Call 10/12/27)	300	314,997
6.15%, 04/03/30 (Call 01/03/30)	20	23,336
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	159	166,408
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	215	225,776
Berkshire Hathaway Finance Corp., 1.45%, 10/15/30 (Call 07/15/30)	295	269,813
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	568	575,072
3.13%, 03/15/26 (Call 12/15/25)	446	463,117
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	25	25,906
5.63%, 05/15/30 (Call 02/15/30)	30	34,223
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	10	9,295
4.20%, 09/15/24 (Call 06/15/24)	50	52,091
4.50%, 03/15/29 (Call 12/15/28)	110	118,538
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	200	179,790
2.70%, 03/13/23	300	303,408
3.35%, 05/03/26 (Call 02/03/26)	45	46,779
Cincinnati Financial Corp., 6.92%, 05/15/28	94	116,532
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	60	55,602
3.45%, 08/15/27 (Call 05/15/27)	126	130,565
3.90%, 05/01/29 (Call 02/01/29)	131	139,228
3.95%, 05/15/24 (Call 02/15/24)	210	216,703
4.50%, 03/01/26 (Call 12/01/25)	315	338,427
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	125	135,161
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	80	74,644
4.95%, 06/01/29 (Call 03/01/29)	228	243,992
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	189	193,381
4.35%, 04/20/28 (Call 01/20/28)	370	396,122

Security	Par (000)	Value

Insurance (continued)
7.00%, 04/01/28	$25	$30,368
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	55	59,468
4.85%, 04/17/28 (Call 01/17/28)	99	105,642
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	75	69,884
3.40%, 06/15/30 (Call 03/15/30)	15	15,034
4.50%, 08/15/28 (Call 05/15/28)	110	117,584
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	70	63,953
4.60%, 11/15/24	140	147,701
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	230	215,383
4.55%, 09/15/28 (Call 06/15/28)	160	174,864
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	159	152,223
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	260	257,728
Jackson Financial Inc.
1.13%, 11/22/23(b)	40	39,369
3.13%, 11/23/31 (Call 08/23/31)(b)	25	23,975
Kemper Corp., 2.40%, 09/30/30 (Call 06/30/30)	50	45,651
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	65	64,635
3.35%, 03/09/25	157	161,897
3.40%, 01/15/31 (Call 10/15/30)	45	45,770
3.63%, 12/12/26 (Call 09/15/26)	205	215,213
3.80%, 03/01/28 (Call 12/01/27)	75	78,944
4.00%, 09/01/23	55	56,742
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	255	260,559
3.75%, 04/01/26 (Call 01/01/26)	295	310,959
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	50	49,976
4.15%, 03/04/26	527	559,152
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	130	133,523
3.50%, 11/01/27 (Call 08/01/27)	190	197,684
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	260	244,080
2.38%, 12/15/31 (Call 09/15/31)	10	9,465
3.30%, 03/14/23 (Call 01/14/23)	155	157,387
3.50%, 06/03/24 (Call 03/03/24)	215	221,551
3.50%, 03/10/25 (Call 12/10/24)	262	271,403
3.75%, 03/14/26 (Call 12/14/25)	230	242,776
3.88%, 03/15/24 (Call 02/15/24)	287	297,355
4.38%, 03/15/29 (Call 12/15/28)	380	414,531
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	120	127,336
MetLife Inc.
3.00%, 03/01/25	258	265,598
3.60%, 04/10/24	170	175,996
3.60%, 11/13/25 (Call 08/13/25)	151	158,031
4.55%, 03/23/30 (Call 12/23/29)	169	189,711
Series D, 4.37%, 09/15/23	290	301,409
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	172	179,580
4.88%, 10/01/24 (Call 09/01/24)	180	190,696
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	145	153,298
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	25	24,143

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	$115	$108,768
3.10%, 11/15/26 (Call 08/15/26)	155	158,551
3.13%, 05/15/23	25	25,415
3.40%, 05/15/25 (Call 02/15/25)	200	205,192
3.70%, 05/15/29 (Call 02/15/29)	136	145,052
Progressive Corp. (The)
2.45%, 01/15/27	280	283,091
4.00%, 03/01/29 (Call 12/01/28)	75	80,978
6.63%, 03/01/29	30	37,170
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	102	99,823
2.10%, 03/10/30 (Call 12/10/29)	50	47,804
3.70%, 10/01/50 (Call 07/01/30)(a)	25	22,962
3.88%, 03/27/28 (Call 12/27/27)	347	370,815
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	50	48,308
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	200	201,908
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	280	288,212
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	200	208,956
Prudential PLC, 3.13%, 04/14/30	86	87,530
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	130	129,411
3.90%, 05/15/29 (Call 02/15/29)	250	261,647
3.95%, 09/15/26 (Call 06/15/26)	70	73,896
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	230	239,140
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	20	19,310
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	225	239,321
Unum Group
4.00%, 03/15/24	225	233,026
4.00%, 06/15/29 (Call 03/15/29)	40	42,172
Voya Financial Inc.
3.65%, 06/15/26	210	220,353
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	100	95,176
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	108	105,713
3.60%, 05/15/24 (Call 03/15/24)	87	89,244
4.50%, 09/15/28 (Call 06/15/28)	165	176,312
XLIT Ltd., 4.45%, 03/31/25	235	248,031

		23,215,796

Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	290	261,244
3.40%, 12/06/27 (Call 09/06/27)	430	436,381
3.60%, 11/28/24 (Call 08/28/24)	705	724,726
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	255	243,214
0.80%, 08/15/27 (Call 06/15/27)	450	419,436
1.10%, 08/15/30 (Call 05/15/30)	380	344,234
2.00%, 08/15/26 (Call 05/15/26)	513	514,236
3.38%, 02/25/24	307	317,831
Amazon.com Inc.
0.25%, 05/12/23	185	182,673
0.40%, 06/03/23	482	476,891

Security	Par (000)	Value

Internet (continued)
0.45%, 05/12/24	$510	$497,225
0.80%, 06/03/25 (Call 05/03/25)	50	48,241
1.00%, 05/12/26 (Call 04/12/26)	530	510,130
1.20%, 06/03/27 (Call 04/03/27)	145	137,875
1.50%, 06/03/30 (Call 03/03/30)	372	344,788
1.65%, 05/12/28 (Call 03/12/28)	610	586,503
2.10%, 05/12/31 (Call 02/12/31)	575	553,415
2.80%, 08/22/24 (Call 06/22/24)	536	548,226
3.15%, 08/22/27 (Call 05/22/27)	512	535,439
3.80%, 12/05/24 (Call 09/05/24)	139	145,669
5.20%, 12/03/25 (Call 09/03/25)	436	480,625
Baidu Inc.
3.63%, 07/06/27	325	335,000
3.88%, 09/29/23 (Call 08/29/23)	205	210,297
4.13%, 06/30/25	225	235,307
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	205	207,249
3.55%, 03/15/28 (Call 12/15/27)	160	168,238
3.60%, 06/01/26 (Call 03/01/26)	313	327,382
3.65%, 03/15/25 (Call 12/15/24)	90	93,538
4.63%, 04/13/30 (Call 01/13/30)	229	256,320
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	65	62,299
1.90%, 03/11/25 (Call 02/11/25)	269	265,845
2.60%, 05/10/31 (Call 02/10/31)	180	171,401
2.70%, 03/11/30 (Call 12/11/29)	90	87,126
3.45%, 08/01/24 (Call 05/01/24)	327	335,963
3.60%, 06/05/27 (Call 03/05/27)	276	289,256
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	215	206,011
3.25%, 02/15/30 (Call 11/15/29)	255	251,846
3.80%, 02/15/28 (Call 11/15/27)	55	56,568
5.00%, 02/15/26 (Call 11/15/25)	220	236,850
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	290,078
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	180	168,059

		12,563,635

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(c)	210	215,189
4.55%, 03/11/26	85	89,264
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	230	227,590
2.70%, 06/01/30 (Call 03/01/30)	85	83,629
3.95%, 05/01/28 (Call 02/01/28)	242	257,173
4.00%, 08/01/23 (Call 05/01/23)	310	318,221
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	15	14,436
4.50%, 04/15/23 (Call 01/15/23)	200	204,620
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	45	42,367
2.40%, 06/15/25 (Call 05/15/25)	194	193,540
2.80%, 12/15/24 (Call 11/15/24)	5	5,075
3.25%, 01/15/31 (Call 10/15/30)	25	24,966
3.45%, 04/15/30 (Call 01/15/30)	242	246,119
5.00%, 12/15/26 (Call 04/07/22)	85	87,341
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	225	222,244
6.25%, 08/10/26	423	477,842

		2,709,616

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	$25	$24,175
2.40%, 08/18/31 (Call 05/18/31)	120	109,795
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	55	55,953

		189,923

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	135	137,925
3.70%, 01/15/31 (Call 10/15/30)	45	45,557
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	188	190,367
4.38%, 09/15/28 (Call 06/15/28)	195	202,153
4.85%, 03/15/26 (Call 12/15/25)	115	122,045
5.38%, 04/23/25 (Call 03/23/25)	30	32,429
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	56	54,003
3.20%, 08/08/24 (Call 07/08/24)	245	241,866
3.50%, 08/18/26 (Call 06/18/26)	206	200,271
3.90%, 08/08/29 (Call 05/08/29)	235	224,909
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	135	139,199
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	217	236,660
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	465	502,516
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	244,298
Series X, 4.00%, 04/15/28 (Call 01/15/28)	25	26,012
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	15	15,484
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	381,524
5.13%, 08/08/25 (Call 06/08/25)	200	201,396
5.40%, 08/08/28 (Call 05/08/28)	325	321,692

		3,520,306

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	10	9,831
0.60%, 09/13/24	150	145,091
0.80%, 11/13/25	85	80,999
1.15%, 09/14/26	150	143,225
1.70%, 01/08/27	500	488,290
2.15%, 11/08/24	290	291,406
2.85%, 05/17/24	10	10,207
3.25%, 12/01/24	20	20,664
3.30%, 06/09/24	246	253,702
3.45%, 05/15/23	305	312,283
3.65%, 12/07/23	15	15,526
3.75%, 11/24/23	50	51,861
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	220	210,118
2.60%, 09/19/29 (Call 06/19/29)	134	134,174
2.60%, 04/09/30 (Call 01/09/30)	210	209,876
3.40%, 05/15/24 (Call 02/15/24)	30	30,985
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	120	113,963
1.95%, 07/02/23	5	5,000
4.20%, 01/15/24	76	78,573
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	122	127,735
4.50%, 08/15/23	204	210,726
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	4	4,076
3.10%, 04/15/30 (Call 01/15/30)	10	10,347

Security	Par (000)	Value

Machinery (continued)
5.38%, 10/16/29	$60	$71,366
7.13%, 03/03/31	60	80,135
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	155	156,790
3.15%, 11/15/25 (Call 08/15/25)	130	134,018
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	46,216
3.50%, 10/01/30 (Call 07/01/30)	45	44,586
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	47,643
John Deere Capital Corp.
0.40%, 10/10/23	10	9,824
0.45%, 01/17/24	15	14,666
0.45%, 06/07/24	150	145,499
0.63%, 09/10/24	65	63,147
0.70%, 07/05/23	125	123,583
0.70%, 01/15/26	360	341,658
1.25%, 01/10/25	100	98,041
1.30%, 10/13/26	30	28,879
1.45%, 01/15/31	114	103,954
1.50%, 03/06/28	305	291,412
1.70%, 01/11/27	100	97,764
1.75%, 03/09/27	25	24,451
2.00%, 06/17/31	200	190,114
2.05%, 01/09/25	315	315,718
2.25%, 09/14/26	145	145,767
2.45%, 01/09/30	165	163,068
2.65%, 06/24/24	155	157,556
2.65%, 06/10/26	120	122,348
2.80%, 03/06/23	530	537,340
2.80%, 09/08/27	145	148,650
2.80%, 07/18/29	95	96,422
3.05%, 01/06/28	110	113,959
3.35%, 06/12/24	175	180,353
3.45%, 06/07/23	320	327,840
3.45%, 03/13/25	255	265,572
3.45%, 03/07/29	165	174,415
3.65%, 10/12/23	105	108,357
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	140	132,937
4.55%, 04/15/28 (Call 01/15/28)	135	144,828
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	58,793
4.60%, 05/15/28 (Call 02/15/28)	115	123,651
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	70	69,421
2.29%, 04/05/27 (Call 02/05/27)	145	142,973
2.57%, 02/15/30 (Call 11/15/29)	434	420,776
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	35	32,030
2.88%, 03/01/25 (Call 12/01/24)	170	173,970
3.50%, 03/01/29 (Call 12/01/28)	185	195,682
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	105	106,015
3.45%, 11/15/26 (Call 08/15/26)	180	182,549
4.40%, 03/15/24 (Call 02/15/24)	245	253,818
4.95%, 09/15/28 (Call 06/15/28)	163	177,052
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	165	157,816
2.25%, 01/30/31 (Call 10/30/30)	70	65,842

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
3.25%, 11/01/26 (Call 08/01/26)	$120	$123,235

		10,491,157

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	123	122,649
2.25%, 03/15/23 (Call 02/15/23)	263	265,296
2.25%, 09/19/26 (Call 06/19/26)	263	262,850
2.38%, 08/26/29 (Call 05/26/29)	253	247,629
2.65%, 04/15/25 (Call 03/15/25)	45	45,665
2.88%, 10/15/27 (Call 07/15/27)	66	67,766
3.00%, 08/07/25	155	159,500
3.05%, 04/15/30 (Call 01/15/30)	167	170,874
3.25%, 02/14/24 (Call 01/14/24)	310	319,129
3.38%, 03/01/29 (Call 12/01/28)	141	147,172
3.63%, 09/14/28 (Call 06/14/28)	113	120,094
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	220	213,484
3.75%, 12/01/27 (Call 09/01/27)	95	99,173
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	180	185,638
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	15	15,408
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	460	470,309
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	115	116,490
3.25%, 03/01/27 (Call 12/01/26)	142	147,023
3.25%, 06/14/29 (Call 03/14/29)	159	162,139
3.30%, 11/21/24 (Call 08/21/24)	200	204,672
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	145	156,687
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	220	206,584
3.00%, 06/01/30 (Call 03/01/30)	45	44,278
3.38%, 03/01/28 (Call 12/01/27)	70	71,474
3.65%, 03/15/27 (Call 12/15/26)	120	124,402
3.88%, 03/01/25 (Call 12/01/24)	30	31,281
3.90%, 09/17/29 (Call 06/17/29)	133	140,109
4.00%, 03/15/26 (Call 12/15/25)	98	102,984
4.30%, 03/01/24 (Call 12/01/23)	80	83,053
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	95	99,077
4.25%, 06/15/23	275	283,374
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	145	151,365
3.55%, 11/01/24 (Call 08/01/24)	25	25,820
3.80%, 03/21/29 (Call 12/21/28)	273	286,655

		5,350,103

Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	135	125,478
2.30%, 02/01/32 (Call 11/01/31)	200	180,098
2.80%, 04/01/31 (Call 01/01/31)	50	46,688
3.75%, 02/15/28 (Call 11/15/27)	119	121,868
4.20%, 03/15/28 (Call 12/15/27)	320	334,691
4.50%, 02/01/24 (Call 01/01/24)	509	529,737
4.91%, 07/23/25 (Call 04/23/25)	516	547,419
5.05%, 03/30/29 (Call 12/30/28)	441	480,937
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	700	627,025
1.95%, 01/15/31 (Call 10/15/30)	355	330,473
2.35%, 01/15/27 (Call 10/15/26)	681	679,461

Security	Par (000)	Value

Media (continued)
2.65%, 02/01/30 (Call 11/01/29)	$155	$152,983
3.15%, 03/01/26 (Call 12/01/25)	531	548,162
3.15%, 02/15/28 (Call 11/15/27)	317	325,813
3.30%, 02/01/27 (Call 11/01/26)	35	36,354
3.38%, 02/15/25 (Call 11/15/24)	310	320,562
3.38%, 08/15/25 (Call 05/15/25)	282	291,833
3.40%, 04/01/30 (Call 01/01/30)	293	304,653
3.55%, 05/01/28 (Call 02/01/28)	483	506,150
3.70%, 04/15/24 (Call 03/15/24)	569	589,996
3.95%, 10/15/25 (Call 08/15/25)	536	565,812
4.15%, 10/15/28 (Call 07/15/28)	541	586,044
4.25%, 10/15/30 (Call 07/15/30)	90	98,894
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	137	138,552
3.45%, 03/15/25 (Call 12/15/24)	155	158,435
3.63%, 05/15/30 (Call 02/15/30)	317	318,125
3.80%, 03/13/24 (Call 01/13/24)	10	10,273
3.90%, 11/15/24 (Call 08/15/24)	155	160,464
3.95%, 06/15/25 (Call 03/15/25)	40	41,408
3.95%, 03/20/28 (Call 12/20/27)	292	301,423
4.13%, 05/15/29 (Call 02/15/29)	200	209,104
4.90%, 03/11/26 (Call 12/11/25)	95	101,526
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	45	45,286
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	105	107,101
3.50%, 04/08/30 (Call 01/08/30)	55	56,174
4.03%, 01/25/24 (Call 12/25/23)	398	412,463
4.71%, 01/25/29 (Call 10/25/28)	575	628,389
Grupo Televisa SAB, 6.63%, 03/18/25	100	111,182
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	218	218,650
3.38%, 02/15/28 (Call 11/15/27)	285	291,033
3.50%, 01/15/25 (Call 10/15/24)	149	153,652
3.70%, 08/15/24 (Call 03/03/22)	240	249,617
3.70%, 06/01/28 (Call 03/01/28)	135	139,686
3.88%, 04/01/24 (Call 03/18/22)	156	161,847
4.00%, 01/15/26 (Call 10/15/25)	280	292,233
4.20%, 06/01/29 (Call 03/01/29)	110	115,673
4.75%, 05/15/25 (Call 04/15/25)	265	283,049
4.95%, 01/15/31 (Call 10/15/30)	115	127,072
7.88%, 07/30/30	50	65,233
TCI Communications Inc.
7.13%, 02/15/28	110	136,499
7.88%, 02/15/26	20	24,091
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	273	282,107
4.30%, 11/23/23 (Call 08/23/23)	160	165,446
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	330	352,387
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	303	297,613
2.95%, 06/15/27(c)	200	204,676
3.00%, 02/13/26	146	150,123
3.15%, 09/17/25	139	143,039
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	358	356,482
1.75%, 01/13/26	500	490,755
2.00%, 09/01/29 (Call 06/01/29)	611	582,711
2.20%, 01/13/28	541	530,131
2.65%, 01/13/31	150	148,531

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.35%, 03/24/25	$340	$352,016
3.38%, 11/15/26 (Call 08/15/26)	170	177,307
3.70%, 09/15/24 (Call 06/15/24)	81	84,067
3.70%, 10/15/25 (Call 07/15/25)	172	179,764
3.80%, 03/22/30	360	386,323

		18,272,849

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	305	316,126
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	165	169,968
4.50%, 12/15/28 (Call 09/15/28)	100	107,453

		593,547

Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	200	188,956
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	115	118,945
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	200	203,408
4.13%, 03/01/28 (Call 03/01/23)	100	101,089
4.25%, 03/01/30 (Call 03/01/25)	100	100,714
4.38%, 08/01/28 (Call 08/01/23)	100	101,611
4.55%, 11/14/24 (Call 08/14/24)	100	104,433
4.63%, 08/01/30 (Call 08/01/25)	198	204,057
5.00%, 09/01/27 (Call 09/01/22)	100	103,112
5.25%, 09/01/29 (Call 09/01/24)	100	104,790
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	109	117,236
5.95%, 03/15/24 (Call 12/15/23)	225	238,273
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	264	247,017
2.80%, 10/01/29 (Call 07/01/29)	96	93,883
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	145	181,459
Southern Copper Corp., 3.88%, 04/23/25	140	144,203
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	35	32,495

		2,385,681

Multi-National — 0.0%
Asian Development Bank, 0.63%, 10/08/24	150	146,181
Council of Europe Development Bank, 0.88%, 09/22/26	50	48,029
Inter-American Development Bank, 0.50%, 09/23/24	105	102,090

		296,300

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	120	117,322
3.25%, 02/15/29 (Call 08/15/23)	195	181,713
3.28%, 12/01/28 (Call 10/01/28)	110	108,013
3.57%, 12/01/31 (Call 09/01/31)	100	97,383
4.25%, 04/01/28 (Call 10/01/22)	110	108,843
5.50%, 12/01/24 (Call 06/01/24)	130	136,124

		749,398

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	345	376,112

Oil & Gas — 1.3%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	345	313,112
2.72%, 01/12/32 (Call 10/12/31)	100	95,941
2.75%, 05/10/23	339	343,082
3.02%, 01/16/27 (Call 10/16/26)	205	208,335
3.12%, 05/04/26 (Call 02/04/26)	255	261,977

Security	Par (000)	Value

Oil & Gas (continued)
3.19%, 04/06/25 (Call 03/06/25)	$340	$348,333
3.41%, 02/11/26 (Call 12/11/25)	93	96,341
3.54%, 04/06/27 (Call 02/06/27)	20	20,799
3.59%, 04/14/27 (Call 01/14/27)	208	216,884
3.63%, 04/06/30 (Call 01/06/30)	310	322,738
3.79%, 02/06/24 (Call 01/06/24)	45	46,443
3.80%, 09/21/25 (Call 07/21/25)	383	401,568
3.94%, 09/21/28 (Call 06/21/28)	325	344,883
4.23%, 11/06/28 (Call 08/06/28)	41	44,358
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	180	185,252
3.51%, 03/17/25	260	269,511
3.54%, 11/04/24	328	339,480
3.72%, 11/28/28 (Call 08/28/28)	173	181,238
3.81%, 02/10/24	274	283,420
3.99%, 09/26/23	387	399,512
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	25	24,625
2.95%, 07/15/30 (Call 04/15/30)	40	39,115
3.80%, 04/15/24 (Call 01/15/24)	186	191,266
3.85%, 06/01/27 (Call 03/01/27)	368	384,177
3.90%, 02/01/25 (Call 11/01/24)	281	292,161
Cenovus Energy Inc.
4.40%, 04/15/29 (Call 01/15/29)	170	181,145
5.38%, 07/15/25 (Call 04/15/25)	219	237,208
Cenovus Energy Inc/CA, 2.65%, 01/15/32 (Call 10/15/31)	170	157,328
Chevron Corp.
1.14%, 05/11/23	226	225,173
1.55%, 05/11/25 (Call 04/11/25)	480	473,011
2.00%, 05/11/27 (Call 03/11/27)	155	152,701
2.24%, 05/11/30 (Call 02/11/30)	393	382,794
2.57%, 05/16/23 (Call 03/16/23)	180	182,210
2.90%, 03/03/24 (Call 01/03/24)	299	305,405
2.95%, 05/16/26 (Call 02/16/26)	460	475,341
3.19%, 06/24/23 (Call 03/24/23)	4	4,077
3.33%, 11/17/25 (Call 08/17/25)	154	160,125
Chevron USA Inc.
0.43%, 08/11/23	50	49,257
0.69%, 08/12/25 (Call 07/12/25)	5	4,776
1.02%, 08/12/27 (Call 06/12/27)	245	229,011
3.25%, 10/15/29 (Call 07/15/29)	155	161,625
3.85%, 01/15/28 (Call 10/15/27)	182	195,035
3.90%, 11/15/24 (Call 08/15/24)	30	31,460
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	250,865
3.00%, 05/09/23	500	506,315
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	585,206
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	413,212
4.38%, 05/02/28	200	218,562
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(b)	150	146,595
3.75%, 10/01/27 (Call 07/01/27)(b)	325	347,292
4.30%, 08/15/28 (Call 05/15/28)(b)	117	128,203
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	50	50,062
3.35%, 11/15/24 (Call 08/15/24)	20	20,620
4.95%, 03/15/26 (Call 12/15/25)	535	586,194
6.95%, 04/15/29	382	488,582

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$260	$265,561
4.38%, 01/15/28 (Call 10/15/27)	210	217,612
4.50%, 04/15/23 (Call 01/15/23)	200	204,356
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(b)	215	224,243
4.38%, 06/01/24 (Call 03/01/24)(b)	243	252,419
4.38%, 03/15/29 (Call 12/15/28)(b)	118	126,597
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	115	120,126
5.25%, 10/15/27 (Call 10/15/22)	10	10,386
5.85%, 12/15/25 (Call 09/15/25)	203	226,416
5.88%, 06/15/28 (Call 06/15/23)	10	10,646
7.88%, 09/30/31	20	26,957
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 03/23/22)	218	220,642
3.13%, 03/24/31 (Call 12/24/30)	10	9,758
3.25%, 12/01/26 (Call 10/01/26)	151	154,327
3.50%, 12/01/29 (Call 09/01/29)	362	365,815
4.75%, 05/31/25 (Call 03/18/22)	180	192,332
Eni USA Inc., 7.30%, 11/15/27	94	114,856
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	77	77,619
3.15%, 04/01/25 (Call 01/01/25)	20	20,547
4.15%, 01/15/26 (Call 10/15/25)	425	454,427
4.38%, 04/15/30 (Call 01/15/30)	226	249,956
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	525	515,135
2.38%, 05/22/30 (Call 02/22/30)	218	212,301
2.65%, 01/15/24	377	383,089
2.88%, 04/06/25 (Call 03/06/25)	60	61,147
3.00%, 04/06/27 (Call 02/06/27)	268	275,115
3.13%, 04/06/30 (Call 01/06/30)	515	528,642
3.25%, 11/10/24	195	201,008
3.63%, 09/10/28 (Call 06/10/28)	165	174,319
3.70%, 03/01/24	100	103,459
Exxon Mobil Corp.
1.57%, 04/15/23	408	408,991
2.02%, 08/16/24 (Call 07/16/24)	5	5,025
2.28%, 08/16/26 (Call 06/16/26)	315	316,575
2.44%, 08/16/29 (Call 05/16/29)	248	244,188
2.61%, 10/15/30 (Call 07/15/30)	225	223,056
2.71%, 03/06/25 (Call 12/06/24)	365	371,760
2.73%, 03/01/23 (Call 01/01/23)	202	204,398
2.99%, 03/19/25 (Call 02/19/25)	485	498,197
3.04%, 03/01/26 (Call 12/01/25)	560	579,622
3.18%, 03/15/24 (Call 12/15/23)	241	247,659
3.29%, 03/19/27 (Call 01/19/27)	262	274,948
3.48%, 03/19/30 (Call 12/19/29)	571	602,776
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(b)	10	9,587
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	280	286,737
4.30%, 04/01/27 (Call 01/01/27)	297	314,131
7.30%, 08/15/31	45	57,307
7.88%, 10/01/29	45	58,107
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)	85	85,738
5.88%, 04/01/26 (Call 01/01/26)	345	374,684
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	387	410,924

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	$247	$253,847
3.80%, 04/01/28 (Call 01/01/28)	190	196,492
4.70%, 05/01/25 (Call 04/01/25)	196	208,301
5.13%, 12/15/26 (Call 09/15/26)	167	183,765
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	100	108,097
5.63%, 07/01/24	200	213,938
Ovintiv Inc.
7.20%, 11/01/31	15	18,440
7.38%, 11/01/31	100	126,481
8.13%, 09/15/30	110	141,115
Phillips 66
0.90%, 02/15/24 (Call 04/07/22)	30	29,488
1.30%, 02/15/26 (Call 01/15/26)	170	162,214
2.15%, 12/15/30 (Call 09/15/30)	180	166,253
3.85%, 04/09/25 (Call 03/09/25)	15	15,610
3.90%, 03/15/28 (Call 12/15/27)	300	314,118
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	195,467
2.15%, 01/15/31 (Call 10/15/30)	200	184,606
Shell International Finance BV
0.38%, 09/15/23	30	29,482
2.00%, 11/07/24 (Call 10/07/24)	395	396,236
2.38%, 11/07/29 (Call 08/07/29)	261	254,425
2.50%, 09/12/26	342	345,998
2.75%, 04/06/30 (Call 01/06/30)	395	394,313
2.88%, 05/10/26	450	463,878
3.25%, 05/11/25	543	562,972
3.50%, 11/13/23 (Call 10/13/23)	447	460,495
3.88%, 11/13/28 (Call 08/13/28)	312	334,692
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	306	310,321
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	172	173,428
2.83%, 01/10/30 (Call 10/10/29)	255	255,839
3.46%, 02/19/29 (Call 11/19/28)	265	276,035
3.70%, 01/15/24	205	212,118
3.75%, 04/10/24	389	399,978
TotalEnergies Capital SA, 3.88%, 10/11/28	172	183,971
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	25	24,280
2.80%, 12/01/31 (Call 09/01/31)	100	94,496
2.85%, 04/15/25 (Call 03/15/25)	39	39,438
4.00%, 04/01/29 (Call 01/01/29)	430	449,857
4.35%, 06/01/28 (Call 03/01/28)	30	31,984

		32,790,632

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	30	29,684
2.06%, 12/15/26 (Call 11/15/26)	30	29,299
3.14%, 11/07/29 (Call 08/07/29)	105	105,956
3.34%, 12/15/27 (Call 09/15/27)	514	529,852
4.49%, 05/01/30 (Call 02/01/30)	45	49,458
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	10	9,845
3.50%, 08/01/23 (Call 05/01/23)	431	439,741
3.80%, 11/15/25 (Call 08/15/25)	156	163,415
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	182	182,351
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	70	67,960

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	$245	$238,505
3.65%, 12/01/23 (Call 09/01/23)	432	443,768

		2,289,834

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	55	57,572
4.50%, 05/15/28 (Call 02/15/28)	5	5,513
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	302	291,817
2.69%, 05/25/31 (Call 02/25/31)	115	110,675
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	20	19,449
1.57%, 01/15/26 (Call 12/15/25)	167	159,064
1.65%, 01/15/27 (Call 12/15/26)	90	83,691
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	235	234,991
3.40%, 12/15/27 (Call 09/15/27)	45	46,870
3.65%, 09/15/24 (Call 06/15/24)	106	109,577
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	100	97,941
2.25%, 02/01/27 (Call 01/01/27)	85	83,233
3.13%, 05/01/30 (Call 02/01/30)	20	19,980
WestRock MWV LLC, 8.20%, 01/15/30	29	38,288
WestRock RKT LLC, 4.00%, 03/01/23 (Call 03/22/22)	80	81,482
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	180	183,161
3.38%, 09/15/27 (Call 06/15/27)	105	108,453
3.75%, 03/15/25 (Call 01/15/25)	148	153,763
3.90%, 06/01/28 (Call 03/01/28)	220	229,548
4.00%, 03/15/28 (Call 12/15/27)	90	95,482
4.65%, 03/15/26 (Call 01/15/26)	247	266,503
4.90%, 03/15/29 (Call 12/15/28)	142	157,629

		2,634,682

Pharmaceuticals — 1.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	717	723,496
2.85%, 05/14/23 (Call 03/14/23)	391	395,927
2.95%, 11/21/26 (Call 09/21/26)	715	726,833
3.20%, 05/14/26 (Call 02/14/26)	425	436,084
3.20%, 11/21/29 (Call 08/21/29)	856	867,941
3.60%, 05/14/25 (Call 02/14/25)	925	955,923
3.75%, 11/14/23 (Call 10/14/23)	150	154,671
3.80%, 03/15/25 (Call 12/15/24)	515	534,905
3.85%, 06/15/24 (Call 03/15/24)	220	227,546
4.25%, 11/14/28 (Call 08/14/28)	418	451,699
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	305	294,047
2.80%, 05/15/30 (Call 02/15/30)	10	9,810
3.25%, 03/01/25 (Call 12/01/24)	132	135,489
3.40%, 05/15/24 (Call 02/15/24)	211	216,442
3.45%, 12/15/27 (Call 09/15/27)	205	213,175
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	10	9,737
1.20%, 05/28/26 (Call 04/28/26)	540	517,736
1.75%, 05/28/28 (Call 03/28/28)	315	301,427
2.25%, 05/28/31 (Call 02/28/31)	110	105,796
AstraZeneca PLC
0.30%, 05/26/23	260	256,469
0.70%, 04/08/26 (Call 03/08/26)	180	169,186

Security	Par (000)	Value

Pharmaceuticals (continued)
1.38%, 08/06/30 (Call 05/06/30)	$227	$204,597
3.13%, 06/12/27 (Call 03/12/27)	95	98,354
3.38%, 11/16/25	397	413,499
3.50%, 08/17/23 (Call 07/17/23)	243	249,386
4.00%, 01/17/29 (Call 10/17/28)	193	208,932
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	280	255,016
2.82%, 05/20/30 (Call 02/20/30)	208	204,768
3.36%, 06/06/24 (Call 04/06/24)	198	202,958
3.70%, 06/06/27 (Call 03/06/27)	289	303,222
3.73%, 12/15/24 (Call 09/15/24)	106	109,662
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 04/07/22)	15	14,749
0.75%, 11/13/25 (Call 10/13/25)	145	137,586
1.13%, 11/13/27 (Call 09/13/27)	10	9,406
1.45%, 11/13/30 (Call 08/13/30)	20	18,106
2.90%, 07/26/24 (Call 06/26/24)	531	543,675
2.95%, 03/15/32 (Call 12/15/31)	55	55,791
3.20%, 06/15/26 (Call 04/15/26)	455	474,051
3.25%, 11/01/23	220	225,938
3.25%, 02/27/27	241	252,064
3.40%, 07/26/29 (Call 04/26/29)	710	747,559
3.45%, 11/15/27 (Call 08/15/27)	311	328,086
3.88%, 08/15/25 (Call 04/04/22)	205	216,228
3.90%, 02/20/28 (Call 11/20/27)	390	419,597
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	245	249,496
3.41%, 06/15/27 (Call 03/15/27)	325	336,879
3.50%, 11/15/24 (Call 08/15/24)	205	211,029
3.75%, 09/15/25 (Call 06/15/25)	150	156,153
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	215	202,386
2.40%, 03/15/30 (Call 12/15/29)	639	607,242
3.00%, 07/15/23 (Call 05/16/23)	216	219,275
3.05%, 10/15/27 (Call 07/15/27)	295	300,407
3.25%, 04/15/25 (Call 01/15/25)	235	240,132
3.40%, 03/01/27 (Call 12/01/26)	275	284,927
3.50%, 06/15/24 (Call 03/17/24)	200	205,404
3.75%, 07/15/23 (Call 06/15/23)	158	162,174
4.13%, 11/15/25 (Call 09/15/25)	479	504,588
4.38%, 10/15/28 (Call 07/15/28)	560	606,995
4.50%, 02/25/26 (Call 11/27/25)	290	310,575
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	460	429,070
1.75%, 08/21/30 (Call 05/21/30)	520	470,200
1.88%, 02/28/31 (Call 11/28/30)	400	363,512
2.13%, 09/15/31 (Call 06/15/31)	90	83,278
2.88%, 06/01/26 (Call 03/01/26)	360	364,223
3.00%, 08/15/26 (Call 06/15/26)	20	20,347
3.25%, 08/15/29 (Call 05/15/29)	447	454,492
3.38%, 08/12/24 (Call 05/12/24)	135	138,664
3.63%, 04/01/27 (Call 02/01/27)	20	20,941
3.75%, 04/01/30 (Call 01/01/30)	298	312,674
3.88%, 07/20/25 (Call 04/20/25)	125	130,665
4.00%, 12/05/23 (Call 09/05/23)	20	20,653
4.10%, 03/25/25 (Call 01/25/25)	65	68,209
4.30%, 03/25/28 (Call 12/25/27)	565	610,697
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	35	35,723
3.10%, 05/15/27 (Call 02/15/27)	130	134,761

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.38%, 03/15/29 (Call 12/15/28)	$355	$374,600
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	77	78,066
3.38%, 05/15/23	481	491,616
3.63%, 05/15/25	118	123,447
3.88%, 05/15/28	410	439,581
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	25	24,584
3.00%, 06/01/24 (Call 05/01/24)	449	459,094
3.38%, 06/01/29 (Call 03/01/29)	70	73,241
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	120	114,260
0.95%, 09/01/27 (Call 07/01/27)	5	4,713
1.30%, 09/01/30 (Call 06/01/30)	95	87,144
2.05%, 03/01/23 (Call 01/01/23)	240	241,774
2.45%, 03/01/26 (Call 12/01/25)	622	633,252
2.63%, 01/15/25 (Call 11/15/24)	85	86,815
2.90%, 01/15/28 (Call 10/15/27)	305	315,336
2.95%, 03/03/27 (Call 12/03/26)	295	305,977
3.38%, 12/05/23	329	340,607
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	10	9,460
1.30%, 08/15/26 (Call 07/15/26)	100	94,778
2.85%, 03/15/23 (Call 12/15/22)	160	161,774
3.80%, 03/15/24 (Call 12/15/23)	335	345,603
3.95%, 02/16/28 (Call 11/16/27)	130	137,897
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	305	321,174
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	65	61,908
1.45%, 06/24/30 (Call 03/24/30)	60	54,802
1.70%, 06/10/27 (Call 05/10/27)	445	433,528
1.90%, 12/10/28 (Call 10/10/28)	330	319,988
2.15%, 12/10/31 (Call 09/10/31)	565	539,716
2.75%, 02/10/25 (Call 11/10/24)	710	726,330
2.80%, 05/18/23	505	513,696
2.90%, 03/07/24 (Call 02/07/24)	187	191,269
3.40%, 03/07/29 (Call 12/07/28)	435	457,907
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	92	94,613
4.55%, 04/15/28 (Call 01/15/28)	140	149,153
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	70	69,594
2.00%, 02/14/27 (Call 12/14/26)	366	362,834
2.20%, 08/14/30 (Call 05/14/30)	20	19,445
3.00%, 11/20/25 (Call 08/20/25)	19	19,604
3.10%, 05/17/27 (Call 02/17/27)	338	350,587
3.40%, 05/06/24	691	714,197
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	335	323,221
1.70%, 05/28/30 (Call 02/28/30)	237	221,026
1.75%, 08/18/31 (Call 05/18/31)	175	162,178
2.63%, 04/01/30 (Call 01/01/30)	66	66,103
2.75%, 06/03/26	165	169,587
2.95%, 03/15/24 (Call 02/15/24)	95	97,226
3.00%, 06/15/23	315	321,187
3.00%, 12/15/26	433	450,536
3.20%, 09/15/23 (Call 08/15/23)	176	180,407
3.40%, 05/15/24	410	424,649
3.45%, 03/15/29 (Call 12/15/28)	157	165,715

Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 09/15/28 (Call 06/15/28)	$515	$551,601
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	305	312,082
3.63%, 06/19/28 (Call 03/19/28)	300	323,955
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	478	484,410
3.20%, 09/23/26 (Call 06/23/26)	630	646,544
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	395	366,098
4.40%, 11/26/23 (Call 10/26/23)	290	301,046
5.00%, 11/26/28 (Call 08/26/28)	360	406,548
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	474	489,486
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	345	333,463
2.30%, 06/22/27 (Call 04/22/27)	65	62,532
2.70%, 06/22/30 (Call 03/22/30)	230	214,753
Wyeth LLC, 6.45%, 02/01/24	25	27,140
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	55	51,165
3.00%, 09/12/27 (Call 06/12/27)	240	244,646
3.90%, 08/20/28 (Call 05/20/28)	123	130,166
4.50%, 11/13/25 (Call 08/13/25)	191	203,894

		39,728,668

Pipelines — 1.0%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	135	132,264
4.45%, 07/15/27 (Call 04/15/27)	15	15,829
4.80%, 05/03/29 (Call 02/03/29)	190	204,607
4.95%, 12/15/24 (Call 09/15/24)	140	147,895
5.95%, 06/01/26 (Call 03/01/26)	90	100,192
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	255	260,347
5.13%, 06/30/27 (Call 01/01/27)	324	353,669
5.88%, 03/31/25 (Call 10/02/24)	429	463,397
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	257	272,785
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)(b)	154	153,382
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	190	210,313
Enbridge Inc.
0.55%, 10/04/23	10	9,795
1.60%, 10/04/26 (Call 09/04/26)	20	19,101
2.15%, 02/16/24	35	35,070
2.50%, 01/15/25 (Call 12/15/24)	20	20,037
2.50%, 02/14/25	30	30,108
3.13%, 11/15/29 (Call 08/15/29)	15	15,061
3.50%, 06/10/24 (Call 03/10/24)	390	399,645
3.70%, 07/15/27 (Call 04/15/27)	245	255,540
4.00%, 10/01/23 (Call 07/01/23)	45	46,245
4.25%, 12/01/26 (Call 09/01/26)	341	363,564
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	230	231,322
3.75%, 05/15/30 (Call 02/15/30)	35	35,474
3.90%, 05/15/24 (Call 02/15/24)	190	195,143
3.90%, 07/15/26 (Call 04/15/26)	30	31,013
4.00%, 10/01/27 (Call 07/01/27)	110	113,643
4.05%, 03/15/25 (Call 12/15/24)	181	187,451
4.15%, 09/15/29 (Call 06/15/29)	180	185,641
4.20%, 04/15/27 (Call 01/15/27)	117	121,761

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 03/15/23 (Call 12/15/22)	$230	$234,476
4.25%, 04/01/24 (Call 01/01/24)	287	296,614
4.40%, 03/15/27 (Call 12/15/26)	132	138,653
4.50%, 04/15/24 (Call 03/15/24)	312	324,960
4.75%, 01/15/26 (Call 10/15/25)	215	228,392
4.90%, 02/01/24 (Call 11/01/23)	140	145,694
4.95%, 05/15/28 (Call 02/15/28)	216	232,742
4.95%, 06/15/28 (Call 03/15/28)	384	415,534
5.25%, 04/15/29 (Call 01/15/29)	226	248,347
5.50%, 06/01/27 (Call 03/01/27)	268	295,733
5.95%, 12/01/25 (Call 09/01/25)	74	81,313
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	147	151,294
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	245	241,337
3.13%, 07/31/29 (Call 04/30/29)	260	262,540
3.35%, 03/15/23 (Call 12/15/22)	424	429,741
3.70%, 02/15/26 (Call 11/15/25)	175	182,630
3.75%, 02/15/25 (Call 11/15/24)	354	368,241
3.90%, 02/15/24 (Call 11/15/23)	325	336,073
3.95%, 02/15/27 (Call 11/15/26)	210	221,726
4.15%, 10/16/28 (Call 07/16/28)	120	128,964
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	200	185,598
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	100	95,207
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	45	45,212
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	50	50,226
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	204	207,958
4.15%, 02/01/24 (Call 11/01/23)	90	92,891
4.25%, 09/01/24 (Call 06/01/24)	135	140,465
4.30%, 05/01/24 (Call 02/01/24)	195	202,314
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	119,771
2.00%, 02/15/31 (Call 11/15/30)	257	230,807
4.30%, 06/01/25 (Call 03/01/25)	65	68,142
4.30%, 03/01/28 (Call 12/01/27)	480	511,531
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	100	99,951
5.00%, 03/01/26 (Call 12/01/25)	135	146,800
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	361	346,946
2.65%, 08/15/30 (Call 05/15/30)	355	334,570
3.38%, 03/15/23 (Call 02/15/23)	138	140,150
4.00%, 02/15/25 (Call 11/15/24)	60	62,400
4.00%, 03/15/28 (Call 12/15/27)	255	266,126
4.13%, 03/01/27 (Call 12/01/26)	375	395,325
4.50%, 07/15/23 (Call 04/15/23)	165	169,570
4.80%, 02/15/29 (Call 11/15/28)	50	54,782
4.88%, 12/01/24 (Call 09/01/24)	269	285,051
4.88%, 06/01/25 (Call 03/01/25)	235	250,266
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	65	64,149
2.75%, 09/01/24 (Call 08/01/24)	115	115,618
3.10%, 03/15/30 (Call 12/15/29)	95	92,095
3.40%, 09/01/29 (Call 06/01/29)	201	199,050
4.00%, 07/13/27 (Call 04/13/27)	126	131,181
4.35%, 03/15/29 (Call 12/15/28)	220	230,479
4.55%, 07/15/28 (Call 04/15/28)	165	176,080

Security	Par (000)	Value

Pipelines (continued)
5.85%, 01/15/26 (Call 12/15/25)	$120	$133,580
6.35%, 01/15/31 (Call 10/15/30)	45	53,404
7.50%, 09/01/23 (Call 06/01/23)	135	144,110
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	122	129,347
5.00%, 09/15/23 (Call 06/15/23)	115	119,226
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	138	138,640
3.15%, 12/15/29 (Call 09/15/29)	25	24,833
3.55%, 10/01/26 (Call 07/01/26)	90	92,713
3.61%, 02/15/25 (Call 11/15/24)	10	10,314
3.75%, 03/01/28 (Call 12/01/27)	160	164,773
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	40	39,577
3.60%, 11/01/24 (Call 08/01/24)	295	302,050
3.80%, 09/15/30 (Call 06/15/30)	60	60,115
3.85%, 10/15/23 (Call 07/15/23)	240	245,537
4.50%, 12/15/26 (Call 09/15/26)	296	315,628
4.65%, 10/15/25 (Call 07/15/25)	252	267,067
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	129	135,864
4.50%, 05/15/30 (Call 11/15/29)	367	395,131
5.00%, 03/15/27 (Call 09/15/26)	369	401,561
5.63%, 04/15/23 (Call 01/15/23)	275	284,061
5.63%, 03/01/25 (Call 12/01/24)	495	534,422
5.75%, 05/15/24 (Call 02/15/24)	500	532,000
5.88%, 06/30/26 (Call 12/31/25)	285	316,854
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	186	191,489
3.50%, 03/15/25 (Call 12/15/24)	155	159,295
4.75%, 03/15/24 (Call 12/15/23)	35	36,607
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	116,686
4.38%, 03/13/25 (Call 12/13/24)	105	110,352
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	11,981
7.00%, 10/15/28	155	188,881
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	30	29,071
2.50%, 10/12/31 (Call 07/12/31)	220	206,347
3.75%, 10/16/23 (Call 07/16/23)	321	329,307
4.10%, 04/15/30 (Call 01/15/30)	260	275,818
4.25%, 05/15/28 (Call 02/15/28)	285	304,169
4.88%, 01/15/26 (Call 10/15/25)	110	119,021
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	50	50,261
4.00%, 03/15/28 (Call 12/15/27)	305	322,074
7.85%, 02/01/26 (Call 11/01/25)	205	242,345
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	55	52,034
3.50%, 11/15/30 (Call 08/15/30)	170	172,880
3.75%, 06/15/27 (Call 03/15/27)	484	504,565
3.90%, 01/15/25 (Call 10/15/24)	403	418,374
4.00%, 09/15/25 (Call 06/15/25)	80	83,461
4.30%, 03/04/24 (Call 12/04/23)	180	186,631
4.50%, 11/15/23 (Call 08/15/23)	25	25,922
4.55%, 06/24/24 (Call 03/24/24)	153	160,407

		24,224,794

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	$5	$5,194
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	265	250,859
4.88%, 03/01/26 (Call 12/01/25)	65	70,600
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	130	119,746

		446,399

Real Estate Investment Trusts — 1.8%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	166	160,748
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	75	74,191
3.38%, 08/15/31 (Call 05/15/31)	50	51,107
3.45%, 04/30/25 (Call 02/28/25)	265	274,336
3.80%, 04/15/26 (Call 02/15/26)	184	193,861
3.95%, 01/15/27 (Call 10/15/26)	100	106,382
3.95%, 01/15/28 (Call 10/15/27)	100	106,204
4.50%, 07/30/29 (Call 04/30/29)	55	60,641
4.70%, 07/01/30 (Call 04/01/30)	25	27,950
4.90%, 12/15/30 (Call 09/15/30)	90	103,222
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	70	67,855
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	135	126,976
2.85%, 02/01/30 (Call 11/01/29)	195	189,164
3.30%, 07/15/26 (Call 05/15/26)	200	205,784
3.63%, 11/15/27 (Call 08/15/27)	75	77,686
3.75%, 04/15/23 (Call 01/15/23)	30	30,456
4.13%, 07/01/24 (Call 04/01/24)	10	10,389
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	220	232,144
4.90%, 02/15/29 (Call 11/15/28)	25	27,497
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	45	43,124
1.45%, 09/15/26 (Call 08/15/26)	225	213,120
1.50%, 01/31/28 (Call 11/30/27)	190	174,160
1.60%, 04/15/26 (Call 03/15/26)	5	4,795
1.88%, 10/15/30 (Call 07/15/30)	480	425,285
2.10%, 06/15/30 (Call 03/15/30)	55	49,872
2.30%, 09/15/31 (Call 06/15/31)	315	286,218
2.40%, 03/15/25 (Call 02/15/25)	225	224,305
2.70%, 04/15/31 (Call 01/15/31)	25	23,562
2.75%, 01/15/27 (Call 11/15/26)	140	139,817
2.90%, 01/15/30 (Call 10/15/29)	38	36,685
2.95%, 01/15/25 (Call 12/15/24)	177	178,938
3.13%, 01/15/27 (Call 10/15/26)	183	184,942
3.38%, 05/15/24 (Call 04/15/24)	212	216,702
3.38%, 10/15/26 (Call 07/15/26)	221	226,837
3.55%, 07/15/27 (Call 04/15/27)	210	216,012
3.60%, 01/15/28 (Call 10/15/27)	125	128,305
3.80%, 08/15/29 (Call 05/15/29)	179	185,014
3.95%, 03/15/29 (Call 12/15/28)	169	175,510
4.00%, 06/01/25 (Call 03/01/25)	190	197,807
4.40%, 02/15/26 (Call 11/15/25)	186	197,316
5.00%, 02/15/24	190	200,152
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	305	290,692
2.05%, 01/15/32 (Call 10/15/31)	230	214,544
2.30%, 03/01/30 (Call 12/01/29)	250	241,782
2.45%, 01/15/31 (Call 10/17/30)	120	116,788
2.95%, 05/11/26 (Call 02/11/26)	10	10,254
3.30%, 06/01/29 (Call 03/01/29)	10	10,365

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.35%, 05/15/27 (Call 02/15/27)	$70	$72,893
3.45%, 06/01/25 (Call 03/03/25)	101	104,169
4.20%, 12/15/23 (Call 09/16/23)	20	20,695
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	352	352,862
2.90%, 03/15/30 (Call 12/15/29)	187	182,327
3.13%, 09/01/23 (Call 06/01/23)	176	178,825
3.20%, 01/15/25 (Call 10/15/24)	155	158,421
3.25%, 01/30/31 (Call 10/30/30)	15	14,974
3.40%, 06/21/29 (Call 03/21/29)	200	204,410
3.65%, 02/01/26 (Call 11/03/25)	275	284,848
3.80%, 02/01/24 (Call 11/01/23)	229	235,467
4.50%, 12/01/28 (Call 09/01/28)	50	54,546
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	120	125,242
4.10%, 10/01/24 (Call 07/01/24)	70	72,389
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	100	92,233
3.65%, 06/15/24 (Call 04/15/24)	295	303,838
3.85%, 02/01/25 (Call 11/01/24)	50	51,951
3.90%, 03/15/27 (Call 12/15/26)	175	182,423
4.05%, 07/01/30 (Call 04/01/30)	55	57,545
4.13%, 06/15/26 (Call 03/15/26)	170	179,183
4.13%, 05/15/29 (Call 02/15/29)	105	110,833
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	110	101,687
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	300	297,282
3.15%, 07/01/29 (Call 04/01/29)	10	10,205
4.10%, 10/15/28 (Call 07/15/28)	128	138,464
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	286	292,973
Corporate Office Properties LP, 2.00%, 01/15/29 (Call 11/15/28)	115	106,067
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	338	315,695
1.35%, 07/15/25 (Call 06/15/25)	55	52,773
2.10%, 04/01/31 (Call 01/01/31)	570	513,427
2.25%, 01/15/31 (Call 10/15/30)	85	77,379
2.50%, 07/15/31 (Call 04/15/31)	5	4,642
3.10%, 11/15/29 (Call 08/15/29)	65	63,978
3.20%, 09/01/24 (Call 07/01/24)	387	394,829
3.30%, 07/01/30 (Call 04/01/30)	140	138,849
3.65%, 09/01/27 (Call 06/01/27)	193	199,799
3.70%, 06/15/26 (Call 03/15/26)	263	272,918
3.80%, 02/15/28 (Call 11/15/27)	224	232,817
4.00%, 03/01/27 (Call 12/01/26)	249	261,393
4.30%, 02/15/29 (Call 11/15/28)	50	53,200
4.45%, 02/15/26 (Call 11/15/25)	414	439,954
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	100	95,064
3.00%, 02/15/30 (Call 11/15/29)	10	9,920
3.13%, 09/01/26 (Call 06/01/26)	30	30,630
4.00%, 11/15/25 (Call 08/15/25)	140	146,461
4.38%, 02/15/29 (Call 11/15/28)	130	140,588
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	15	14,566
2.90%, 11/15/24 (Call 10/15/24)	335	341,271
3.45%, 11/15/29 (Call 08/15/29)	201	212,947
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	221	227,482

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 08/15/27 (Call 05/15/27)	$231	$241,917
4.45%, 07/15/28 (Call 04/15/28)	186	200,672
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	90	81,734
1.75%, 02/01/31 (Call 11/01/30)	130	117,261
2.25%, 01/15/32 (Call 10/15/31)	395	370,210
2.88%, 11/15/29 (Call 08/15/29)	75	74,960
3.38%, 12/15/27 (Call 09/15/27)	180	186,295
4.00%, 09/15/28 (Call 06/15/28)	100	107,186
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	96,320
4.50%, 04/01/25 (Call 01/01/25)	100	102,842
4.50%, 06/01/27 (Call 03/01/27)	100	101,922
4.75%, 12/15/26 (Call 09/15/26)	100	103,433
4.95%, 04/15/28 (Call 01/15/28)	100	103,066
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	295	279,436
1.25%, 07/15/25 (Call 06/15/25)	15	14,305
1.45%, 05/15/26 (Call 04/15/26)	300	285,438
1.55%, 03/15/28 (Call 01/15/28)	245	225,177
1.80%, 07/15/27 (Call 05/15/27)	185	174,832
2.00%, 05/15/28 (Call 03/15/28)	110	103,125
2.15%, 07/15/30 (Call 04/15/30)	50	45,614
2.50%, 05/15/31 (Call 02/15/31)	50	46,244
2.90%, 11/18/26 (Call 09/18/26)	206	207,524
3.20%, 11/18/29 (Call 08/18/29)	468	461,897
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	80	73,762
2.85%, 11/01/26 (Call 08/01/26)	94	96,228
3.00%, 04/15/23 (Call 01/15/23)	90	91,157
3.00%, 07/01/29 (Call 04/01/29)	178	180,056
3.25%, 08/01/27 (Call 05/01/27)	135	139,802
4.15%, 12/01/28 (Call 09/01/28)	204	220,710
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	96,637
2.55%, 06/15/31 (Call 03/15/31)	145	138,323
3.25%, 05/01/23 (Call 02/01/23)	145	146,747
3.38%, 04/15/26 (Call 01/15/26)	135	138,955
3.50%, 04/01/25 (Call 01/01/25)	145	149,488
3.63%, 05/01/27 (Call 02/01/27)	30	31,481
3.88%, 05/01/24 (Call 02/01/24)	70	72,283
4.00%, 03/01/29 (Call 12/01/28)	35	37,264
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	115	108,505
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	25	23,904
3.20%, 06/15/29 (Call 03/15/29)	155	157,323
3.25%, 07/15/27 (Call 04/15/27)	95	98,080
3.50%, 06/01/30 (Call 03/01/30)	100	102,619
3.95%, 01/15/24 (Call 10/15/23)	90	92,694
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	145	136,354
4.00%, 01/15/30 (Call 10/15/29)	105	105,858
4.00%, 01/15/31 (Call 10/15/30)	20	20,223
5.25%, 06/01/25 (Call 03/01/25)	64	67,642
5.30%, 01/15/29 (Call 10/15/28)	255	277,443
5.38%, 11/01/23 (Call 08/01/23)	320	333,571
5.38%, 04/15/26 (Call 01/15/26)	325	347,932
5.75%, 06/01/28 (Call 03/03/28)	176	194,660
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)	65	59,494

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.40%, 03/15/30 (Call 12/15/29)	$10	$9,448
3.63%, 01/15/28 (Call 10/15/27)	85	87,363
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	55	49,703
3.10%, 02/15/30 (Call 11/15/29)	95	93,698
3.50%, 08/01/26 (Call 05/01/26)	220	228,019
3.75%, 07/01/27 (Call 04/01/27)	175	184,047
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	225	215,660
3.00%, 01/15/30 (Call 10/15/29)	340	339,160
3.25%, 07/15/26 (Call 05/15/26)	20	20,691
3.40%, 02/01/25 (Call 11/01/24)	22	22,593
3.50%, 07/15/29 (Call 04/15/29)	45	46,573
4.00%, 06/01/25 (Call 03/01/25)	278	290,591
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	15	14,194
3.05%, 02/15/30 (Call 11/15/29)	20	19,737
3.88%, 03/01/27 (Call 12/01/26)	10	10,554
4.20%, 04/15/29 (Call 01/15/29)	260	274,851
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	10	10,220
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	258,840
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	62,963
Series H, 3.38%, 12/15/29 (Call 09/15/29)	10	9,857
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	9,784
Series J, 2.90%, 12/15/31 (Call 09/15/31)	95	87,795
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	10,405
4.65%, 04/01/29 (Call 01/01/29)	205	222,466
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	35	31,113
2.30%, 11/15/28 (Call 09/15/28)	230	217,401
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	20	19,659
3.45%, 12/15/24 (Call 09/15/24)	230	235,748
4.25%, 08/15/29 (Call 05/15/29)	55	58,447
4.38%, 10/01/25 (Call 07/01/25)	70	73,795
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	150	141,399
2.25%, 12/01/31 (Call 09/01/31)	100	92,303
2.70%, 03/01/24 (Call 01/01/24)	195	196,622
2.70%, 10/01/30 (Call 07/01/30)	60	58,234
2.80%, 10/01/26 (Call 07/01/26)	166	166,835
3.13%, 06/01/23 (Call 03/01/23)	148	150,039
3.30%, 02/01/25 (Call 12/01/24)	160	164,107
3.80%, 04/01/27 (Call 01/01/27)	100	105,047
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	45	48,386
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	10	9,259
2.40%, 10/15/31 (Call 07/15/31)	90	83,533
3.88%, 12/15/27 (Call 09/15/27)	35	37,111
4.00%, 06/15/29 (Call 03/15/29)	210	222,661
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	225	234,151
LXP Industrial Trust, 2.38%, 10/01/31 (Call 07/01/31)	45	41,551
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	110	103,236
1.70%, 02/15/31 (Call 11/15/30)	90	81,189
3.60%, 06/01/27 (Call 03/01/27)	133	139,881
3.75%, 06/15/24 (Call 03/15/24)	46	47,447
3.95%, 03/15/29 (Call 12/15/28)	150	160,375

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$10	$10,496
4.30%, 10/15/23 (Call 07/15/23)	70	72,064
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	80	73,793
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	161,733
4.30%, 10/15/28 (Call 07/15/28)	102	109,220
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	120	110,903
3.45%, 10/15/31 (Call 07/15/31)	90	82,479
4.50%, 02/01/25 (Call 11/01/24)	150	153,780
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	5	4,736
3.63%, 10/01/29 (Call 07/01/29)	195	192,036
4.50%, 01/15/25 (Call 10/15/24)	10	10,420
4.50%, 04/01/27 (Call 01/01/27)	175	184,718
4.75%, 01/15/28 (Call 10/15/27)	214	225,094
4.95%, 04/01/24 (Call 01/01/24)	150	156,529
5.25%, 01/15/26 (Call 10/15/25)	25	26,849
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	120	111,685
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	205	192,919
3.95%, 01/15/28 (Call 10/15/27)	65	68,216
4.30%, 03/15/27 (Call 12/15/26)	115	123,438
Piedmont Operating Partnership LP
3.15%, 08/15/30 (Call 05/15/30)	15	14,651
3.40%, 06/01/23 (Call 03/01/23)	175	177,039
4.45%, 03/15/24 (Call 12/15/23)	105	108,795
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	255	225,020
1.63%, 03/15/31 (Call 12/15/30)	5	4,542
2.13%, 04/15/27 (Call 02/15/27)	211	207,630
2.25%, 04/15/30 (Call 01/15/30)	195	187,331
3.25%, 10/01/26 (Call 07/01/26)	37	38,448
3.88%, 09/15/28 (Call 06/15/28)	80	85,362
4.38%, 02/01/29 (Call 11/01/28)	45	49,552
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	50	47,607
1.50%, 11/09/26 (Call 10/09/26)(c)	220	213,323
1.85%, 05/01/28 (Call 03/01/28)	250	238,685
1.95%, 11/09/28 (Call 09/09/28)	260	248,742
2.25%, 11/09/31 (Call 08/09/31)	145	137,920
2.30%, 05/01/31 (Call 02/01/31)	135	129,570
3.09%, 09/15/27 (Call 06/15/27)	305	316,352
3.39%, 05/01/29 (Call 02/01/29)	111	115,473
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	187	178,506
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	100	93,395
2.20%, 06/15/28 (Call 04/15/28)	25	24,204
3.00%, 01/15/27 (Call 10/15/26)	185	188,125
3.10%, 12/15/29 (Call 09/15/29)	100	100,904
3.25%, 01/15/31 (Call 10/15/30)	294	298,792
3.40%, 01/15/28 (Call 11/15/27)	15	15,482
3.65%, 01/15/28 (Call 10/15/27)	160	167,061
3.88%, 07/15/24 (Call 04/15/24)	110	114,042
3.88%, 04/15/25 (Call 02/15/25)	105	109,626
3.95%, 08/15/27 (Call 05/15/27)	5	5,316
4.13%, 10/15/26 (Call 07/15/26)	10	10,615
4.60%, 02/06/24 (Call 11/06/23)	266	277,167

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.63%, 11/01/25 (Call 09/01/25)	$155	$166,456
4.88%, 06/01/26 (Call 03/01/26)	270	294,049
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	305	301,069
3.60%, 02/01/27 (Call 11/01/26)	176	184,540
3.70%, 06/15/30 (Call 03/15/30)	10	10,432
4.13%, 03/15/28 (Call 12/15/27)	10	10,692
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)	110	98,880
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	100	92,834
3.90%, 10/15/29 (Call 07/15/29)	180	179,660
5.13%, 08/15/26 (Call 05/15/26)	90	95,414
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	200	186,342
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	165	155,981
1.75%, 02/01/28 (Call 11/01/27)	45	42,331
2.00%, 09/13/24 (Call 06/13/24)	273	272,085
2.20%, 02/01/31 (Call 11/01/30)	135	125,921
2.25%, 01/15/32 (Call 10/15/31)	100	92,694
2.45%, 09/13/29 (Call 06/13/29)	35	33,822
2.65%, 07/15/30 (Call 04/15/30)	30	29,204
2.75%, 06/01/23 (Call 03/01/23)	168	169,739
3.25%, 11/30/26 (Call 08/30/26)	230	236,622
3.30%, 01/15/26 (Call 10/15/25)	211	216,258
3.38%, 10/01/24 (Call 07/01/24)	193	198,555
3.38%, 06/15/27 (Call 03/15/27)	145	149,728
3.38%, 12/01/27 (Call 09/01/27)	167	172,232
3.50%, 09/01/25 (Call 06/01/25)	315	325,430
3.75%, 02/01/24 (Call 11/01/23)	150	154,566
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	120	123,112
4.25%, 02/01/26 (Call 11/01/25)	10	10,417
4.70%, 06/01/27 (Call 03/01/27)	50	53,444
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	90	84,662
3.20%, 01/15/27 (Call 11/15/26)	93	94,444
3.40%, 01/15/30 (Call 10/15/29)	205	204,590
4.45%, 09/15/26 (Call 06/15/26)	191	204,252
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	100	92,677
4.63%, 03/15/29 (Call 12/15/28)	185	198,585
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	75	70,714
2.70%, 07/15/31 (Call 04/15/31)	180	169,331
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	30	27,223
3.13%, 09/01/26 (Call 06/01/26)	207	206,472
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	309	313,453
3.00%, 08/15/31 (Call 05/15/31)	5	4,929
3.20%, 01/15/30 (Call 10/15/29)	35	35,089
3.50%, 07/01/27 (Call 04/01/27)	135	140,972
3.50%, 01/15/28 (Call 10/15/27)	130	133,801
4.40%, 01/26/29 (Call 10/26/28)	95	102,622
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	105	99,039
2.65%, 01/15/25 (Call 12/15/24)	20	20,108
3.00%, 01/15/30 (Call 10/15/29)	110	108,776

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 10/15/26 (Call 07/15/26)	$85	$86,974
3.50%, 04/15/24 (Call 03/15/24)	271	277,677
3.50%, 02/01/25 (Call 11/01/24)	187	191,866
3.75%, 05/01/24 (Call 02/01/24)	77	79,109
3.85%, 04/01/27 (Call 01/01/27)	210	221,336
4.00%, 03/01/28 (Call 12/01/27)	10	10,627
4.13%, 01/15/26 (Call 10/15/25)	195	205,618
4.40%, 01/15/29 (Call 10/15/28)	131	142,034
4.75%, 11/15/30 (Call 08/15/30)	75	83,797
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	135	137,767
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	60	56,840
2.70%, 02/15/27 (Call 12/15/26)	105	105,807
2.75%, 01/15/31 (Call 10/15/30)	50	48,415
2.75%, 01/15/32 (Call 10/15/31)	295	282,610
2.80%, 06/01/31 (Call 03/01/31)	255	246,901
3.10%, 01/15/30 (Call 10/15/29)	5	5,003
3.63%, 03/15/24 (Call 02/15/24)	359	368,898
4.00%, 06/01/25 (Call 03/01/25)	356	372,607
4.13%, 03/15/29 (Call 12/15/28)	50	53,523
4.25%, 04/01/26 (Call 01/01/26)	140	148,957
4.25%, 04/15/28 (Call 01/15/28)	145	155,659
4.50%, 01/15/24 (Call 10/15/23)	239	248,254
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	60	63,957
4.00%, 04/15/30 (Call 01/15/30)	402	426,747
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	70	64,696
3.85%, 07/15/29 (Call 04/15/29)	10	10,474
4.00%, 02/01/25 (Call 11/01/24)	135	141,036
4.25%, 10/01/26 (Call 07/01/26)	70	74,549
4.60%, 04/01/24 (Call 01/01/24)	140	146,112

		45,088,659

Retail — 0.9%
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	70	72,524
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	50	46,771
2.40%, 08/01/31 (Call 05/01/31)	115	104,050
3.50%, 11/15/24 (Call 09/15/24)	128	131,551
3.80%, 11/15/27 (Call 08/15/27)	175	181,403
3.85%, 03/01/32 (Call 12/01/31)	50	50,544
4.50%, 10/01/25 (Call 07/01/25)	75	79,146
4.75%, 06/01/30 (Call 03/01/30)	80	86,293
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	30	26,615
3.13%, 07/15/23 (Call 04/15/23)	79	80,274
3.13%, 04/18/24 (Call 03/18/24)	100	102,302
3.13%, 04/21/26 (Call 01/21/26)	115	117,674
3.25%, 04/15/25 (Call 01/15/25)	210	215,179
3.63%, 04/15/25 (Call 03/15/25)	322	333,112
3.75%, 06/01/27 (Call 03/01/27)	210	221,407
3.75%, 04/18/29 (Call 01/18/29)	170	177,575
4.00%, 04/15/30 (Call 01/15/30)	20	21,206
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	280	255,514
4.45%, 10/01/28 (Call 07/01/28)	180	193,993
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	385	369,427
1.60%, 04/20/30 (Call 01/20/30)	5	4,632
2.75%, 05/18/24 (Call 03/18/24)	235	239,961

Security	Par (000)	Value

Retail (continued)
3.00%, 05/18/27 (Call 02/18/27)	$380	$393,942
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	269	283,322
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	100	96,094
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	352	357,174
3.50%, 04/03/30 (Call 01/03/30)	284	290,790
3.88%, 04/15/27 (Call 01/15/27)	213	224,983
4.13%, 05/01/28 (Call 02/01/28)	195	207,831
4.15%, 11/01/25 (Call 08/01/25)	91	96,432
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	100	94,983
4.00%, 05/15/25 (Call 03/15/25)	291	304,226
4.20%, 05/15/28 (Call 02/15/28)	410	438,192
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	25	22,521
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(c)	440	404,580
1.38%, 03/15/31 (Call 12/15/30)	450	402,682
1.50%, 09/15/28 (Call 07/15/28)	100	94,634
1.88%, 09/15/31 (Call 06/15/31)	100	92,877
2.13%, 09/15/26 (Call 06/15/26)	208	208,183
2.50%, 04/15/27 (Call 02/15/27)	143	144,346
2.70%, 04/01/23 (Call 01/01/23)	236	238,613
2.70%, 04/15/30 (Call 01/15/30)	277	276,753
2.80%, 09/14/27 (Call 06/14/27)	238	243,583
2.95%, 06/15/29 (Call 03/15/29)	368	375,982
3.00%, 04/01/26 (Call 01/01/26)	156	161,635
3.35%, 09/15/25 (Call 06/15/25)	241	250,515
3.75%, 02/15/24 (Call 11/15/23)	164	169,807
3.90%, 12/06/28 (Call 09/06/28)	287	310,023
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	290	267,554
1.70%, 09/15/28 (Call 07/15/28)	230	215,478
1.70%, 10/15/30 (Call 07/15/30)	145	130,449
2.50%, 04/15/26 (Call 01/15/26)	283	285,974
2.63%, 04/01/31 (Call 01/01/31)	550	531,393
3.10%, 05/03/27 (Call 02/03/27)	339	349,126
3.13%, 09/15/24 (Call 06/15/24)	5	5,118
3.38%, 09/15/25 (Call 06/15/25)	401	415,817
3.65%, 04/05/29 (Call 01/05/29)	35	36,690
3.88%, 09/15/23 (Call 06/15/23)	45	46,258
4.00%, 04/15/25 (Call 03/15/25)	25	26,286
4.50%, 04/15/30 (Call 01/15/30)	358	394,806
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	126,876
2.13%, 03/01/30 (Call 12/01/29)	22	20,858
2.63%, 09/01/29 (Call 06/01/29)	314	309,186
3.25%, 06/10/24	138	142,208
3.30%, 07/01/25 (Call 06/01/25)	129	133,101
3.35%, 04/01/23 (Call 03/01/23)	210	213,908
3.38%, 05/26/25 (Call 02/26/25)	90	93,273
3.50%, 03/01/27 (Call 12/01/26)	266	278,207
3.50%, 07/01/27 (Call 05/01/27)	51	53,470
3.60%, 07/01/30 (Call 04/01/30)	437	458,916
3.70%, 01/30/26 (Call 10/30/25)	521	547,498
3.80%, 04/01/28 (Call 01/01/28)	195	207,287
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	50	44,797
3.55%, 03/15/26 (Call 12/15/25)	312	324,496
3.60%, 09/01/27 (Call 06/01/27)	267	279,103

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.85%, 06/15/23 (Call 03/15/23)	$385	$393,100
3.90%, 06/01/29 (Call 03/01/29)	119	125,105
4.20%, 04/01/30 (Call 01/01/30)	15	16,082
4.35%, 06/01/28 (Call 03/01/28)	105	113,182
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	15	14,160
1.88%, 04/15/31 (Call 01/15/31)	15	13,564
4.60%, 04/15/25 (Call 03/15/25)	145	154,464
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	58,540
2.25%, 03/12/30 (Call 12/12/29)	412	389,159
2.45%, 06/15/26 (Call 03/15/26)	235	236,142
2.55%, 11/15/30 (Call 08/15/30)	55	52,855
3.00%, 02/14/32 (Call 11/14/31)	210	208,990
3.10%, 03/01/23 (Call 02/01/23)	250	253,872
3.50%, 03/01/28 (Call 12/01/27)	250	260,102
3.55%, 08/15/29 (Call 05/15/29)	281	292,487
3.80%, 08/15/25 (Call 06/15/25)	324	339,461
3.85%, 10/01/23 (Call 07/01/23)	259	266,353
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	210	208,196
2.25%, 04/15/25 (Call 03/15/25)	304	306,052
2.35%, 02/15/30 (Call 11/15/29)	365	358,726
2.50%, 04/15/26	343	350,886
3.38%, 04/15/29 (Call 01/15/29)	254	269,255
3.50%, 07/01/24	302	314,361
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	9,058
2.25%, 09/15/26 (Call 06/15/26)	355	355,607
2.50%, 05/15/23 (Call 02/15/23)	231	233,273
3.88%, 04/15/30 (Call 01/15/30)	245	262,738
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	195	173,486
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	146,904
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	32	31,898
2.55%, 04/11/23 (Call 01/11/23)	315	318,648
3.05%, 07/08/26 (Call 05/08/26)	150	156,300
3.25%, 07/08/29 (Call 04/08/29)	70	74,140
3.30%, 04/22/24 (Call 01/22/24)	309	318,851
3.55%, 06/26/25 (Call 04/26/25)	90	94,659
3.70%, 06/26/28 (Call 03/26/28)	140	150,969

		22,555,614

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	160	165,970
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	30	28,554
2.10%, 10/01/31 (Call 07/01/31)	175	166,892
2.95%, 04/01/25 (Call 03/01/25)	20	20,486
3.50%, 12/05/26 (Call 09/05/26)	365	385,257
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	185	173,166
3.30%, 04/01/27 (Call 01/01/27)	317	331,110
3.90%, 10/01/25 (Call 07/01/25)	237	250,409
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	244	249,519
3.50%, 01/15/28 (Call 10/15/27)	75	76,619
3.63%, 01/15/24 (Call 11/15/23)	65	66,693
3.88%, 01/15/27 (Call 10/15/26)	556	579,113

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	$150	$141,645
2.45%, 02/15/31 (Call 11/15/30)(b)	510	471,097
3.15%, 11/15/25 (Call 10/15/25)	170	173,162
3.46%, 09/15/26 (Call 07/15/26)	30	30,896
3.63%, 10/15/24 (Call 09/15/24)	30	30,883
4.11%, 09/15/28 (Call 06/15/28)	155	162,903
4.15%, 11/15/30 (Call 08/15/30)	540	566,266
4.25%, 04/15/26 (Call 02/15/26)	398	420,491
4.70%, 04/15/25 (Call 03/15/25)	120	127,537
4.75%, 04/15/29 (Call 01/15/29)	521	566,270
5.00%, 04/15/30 (Call 01/15/30)	356	393,451
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	85,354
2.00%, 08/12/31 (Call 05/12/31)	160	149,070
2.45%, 11/15/29 (Call 08/15/29)	76	74,438
2.60%, 05/19/26 (Call 02/19/26)	205	209,092
2.88%, 05/11/24 (Call 03/11/24)	374	382,568
3.15%, 05/11/27 (Call 02/11/27)	189	195,904
3.40%, 03/25/25 (Call 02/25/25)	363	376,035
3.70%, 07/29/25 (Call 04/29/25)	430	450,068
3.75%, 03/25/27 (Call 01/25/27)	261	277,681
3.90%, 03/25/30 (Call 12/25/29)	514	554,282
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	184	198,427
4.65%, 11/01/24 (Call 08/01/24)	274	290,059
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	260	243,381
3.75%, 03/15/26 (Call 01/15/26)	222	234,801
3.80%, 03/15/25 (Call 12/15/24)	200	209,264
4.00%, 03/15/29 (Call 12/15/28)	215	233,172
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	190	182,729
2.45%, 04/15/28 (Call 02/15/28)	200	192,928
2.95%, 04/15/31 (Call 01/15/31)	120	115,894
4.88%, 06/22/28 (Call 03/22/28)	140	152,979
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	145	151,505
Microchip Technology Inc.
4.25%, 09/01/25 (Call 09/01/22)	200	204,822
4.33%, 06/01/23 (Call 05/01/23)	42	43,200
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	243	257,094
4.66%, 02/15/30 (Call 11/15/29)	270	292,785
4.98%, 02/06/26 (Call 12/06/25)	123	132,851
5.33%, 02/06/29 (Call 11/06/28)	165	184,371
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	230	226,614
0.58%, 06/14/24 (Call 06/14/23)	180	175,129
1.55%, 06/15/28 (Call 04/15/28)	460	433,946
2.00%, 06/15/31 (Call 03/15/31)	260	244,598
2.85%, 04/01/30 (Call 01/01/30)	424	429,292
3.20%, 09/16/26 (Call 06/16/26)	180	187,852
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	349	366,167
5.35%, 03/01/26 (Call 01/01/26)(b)	90	98,993
5.55%, 12/01/28 (Call 09/01/28)(b)	83	94,788
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	250	232,702
2.70%, 05/01/25 (Call 04/01/25)(b)	75	75,445

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.15%, 05/01/27 (Call 03/01/27)(b)	$25	$25,333
3.40%, 05/01/30 (Call 02/01/30)(b)	125	126,097
3.88%, 06/18/26 (Call 04/18/26)(b)	105	109,976
4.30%, 06/18/29 (Call 03/18/29)(b)	325	347,084
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(b)	15	14,613
4.38%, 10/15/29 (Call 10/15/24)	215	219,334
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	243	226,000
2.15%, 05/20/30 (Call 02/20/30)	275	264,000
2.90%, 05/20/24 (Call 03/20/24)	25	25,541
3.25%, 05/20/27 (Call 02/20/27)	468	487,815
3.45%, 05/20/25 (Call 02/20/25)	15	15,581
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	20	19,108
3.00%, 06/01/31 (Call 03/01/31)	30	27,989
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	65	62,542
1.38%, 03/12/25 (Call 02/12/25)	355	349,015
1.75%, 05/04/30 (Call 02/04/30)	55	51,841
1.90%, 09/15/31 (Call 06/15/31)	240	226,387
2.25%, 09/04/29 (Call 06/04/29)	25	24,656
2.63%, 05/15/24 (Call 03/15/24)	60	60,988
2.90%, 11/03/27 (Call 08/03/27)	141	146,223
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	252	242,852
2.95%, 06/01/24 (Call 04/01/24)	363	369,530

		17,661,174

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(b)	45	44,112
2.04%, 08/16/28 (Call 06/16/28)(b)	135	127,070
3.48%, 12/01/27 (Call 09/01/27)	215	220,424
4.20%, 05/01/30 (Call 02/01/30)	85	91,019

		482,625

Software — 0.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	180	160,326
3.40%, 09/15/26 (Call 06/15/26)	522	546,581
3.40%, 06/15/27 (Call 03/15/27)	135	141,340
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	155	155,053
2.15%, 02/01/27 (Call 12/01/26)	315	313,592
2.30%, 02/01/30 (Call 11/01/29)	282	274,803
3.25%, 02/01/25 (Call 11/01/24)	340	351,074
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	100	92,644
2.85%, 01/15/30 (Call 10/15/29)	223	217,878
3.50%, 06/15/27 (Call 03/15/27)	270	281,200
4.38%, 06/15/25 (Call 03/15/25)	140	147,759
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	230	216,292
2.90%, 12/01/29 (Call 09/01/29)	137	134,957
3.40%, 06/27/26 (Call 03/27/26)	245	254,418
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	50	48,907
3.30%, 03/01/30 (Call 12/01/29)	140	140,575
4.50%, 12/01/27 (Call 09/01/27)	234	242,031

Security	Par (000)	Value

Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	$255	$233,034
4.80%, 03/01/26 (Call 12/01/25)	339	368,432
Fidelity National Information Services Inc.
0.60%, 03/01/24	15	14,566
1.15%, 03/01/26 (Call 02/01/26)	400	377,924
1.65%, 03/01/28 (Call 01/01/28)	340	315,030
2.25%, 03/01/31 (Call 12/01/30)	305	278,922
3.75%, 05/21/29 (Call 02/21/29)	50	51,684
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	131	128,111
2.65%, 06/01/30 (Call 03/01/30)	397	378,802
2.75%, 07/01/24 (Call 06/01/24)	569	574,974
3.20%, 07/01/26 (Call 05/01/26)	410	418,704
3.50%, 07/01/29 (Call 04/01/29)	364	369,435
3.80%, 10/01/23 (Call 09/01/23)	418	430,252
3.85%, 06/01/25 (Call 03/01/25)	368	383,246
4.20%, 10/01/28 (Call 07/01/28)	75	79,985
Intuit Inc.
0.65%, 07/15/23	270	266,439
0.95%, 07/15/25 (Call 06/15/25)	295	282,781
1.35%, 07/15/27 (Call 05/15/27)	20	18,919
1.65%, 07/15/30 (Call 04/15/30)	205	188,350
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	363	366,383
2.40%, 08/08/26 (Call 05/08/26)	684	695,163
2.70%, 02/12/25 (Call 11/12/24)	460	471,932
2.88%, 02/06/24 (Call 12/06/23)	130	133,138
3.13%, 11/03/25 (Call 08/03/25)	676	702,053
3.30%, 02/06/27 (Call 11/06/26)	748	790,905
3.63%, 12/15/23 (Call 09/15/23)	533	552,753
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	365	349,593
2.30%, 03/25/28 (Call 01/25/28)	465	442,499
2.40%, 09/15/23 (Call 07/15/23)	463	466,343
2.50%, 04/01/25 (Call 03/01/25)	588	585,942
2.65%, 07/15/26 (Call 04/15/26)	585	581,016
2.80%, 04/01/27 (Call 02/01/27)	506	502,974
2.88%, 03/25/31 (Call 12/25/30)	495	472,512
2.95%, 11/15/24 (Call 09/15/24)	592	600,495
2.95%, 05/15/25 (Call 02/15/25)	513	517,596
2.95%, 04/01/30 (Call 01/01/30)	585	565,672
3.25%, 11/15/27 (Call 08/15/27)	528	534,684
3.25%, 05/15/30 (Call 02/15/30)	110	108,530
3.40%, 07/08/24 (Call 04/08/24)	398	407,536
3.63%, 07/15/23	413	423,515
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	120	114,154
1.40%, 09/15/27 (Call 07/15/27)	110	102,765
1.75%, 02/15/31 (Call 11/15/30)	215	190,727
2.00%, 06/30/30 (Call 03/30/30)	5	4,569
2.35%, 09/15/24 (Call 08/15/24)	115	115,449
2.95%, 09/15/29 (Call 06/15/29)	206	204,027
3.65%, 09/15/23 (Call 08/15/23)	115	117,905
3.80%, 12/15/26 (Call 09/15/26)	255	268,331
3.85%, 12/15/25 (Call 09/15/25)	10	10,470
4.20%, 09/15/28 (Call 06/15/28)	305	325,774
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	40	38,944
1.50%, 07/15/28 (Call 05/15/28)	135	127,493

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
1.95%, 07/15/31 (Call 04/15/31)	$150	$141,438
3.25%, 04/11/23 (Call 03/11/23)	30	30,600
3.70%, 04/11/28 (Call 01/11/28)	277	295,598
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	423	373,018
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	10	9,152
3.90%, 08/21/27 (Call 05/21/27)	349	365,012
4.50%, 05/15/25 (Call 04/15/25)	51	54,002
4.65%, 05/15/27 (Call 03/15/27)	68	73,621
4.70%, 05/15/30 (Call 02/15/30)	55	60,379

		22,173,682

Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	200	196,150
3.63%, 04/22/29 (Call 01/22/29)	50	51,617
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	30	29,455
1.65%, 02/01/28 (Call 12/01/27)	460	434,571
1.70%, 03/25/26 (Call 03/25/23)	70	68,118
2.30%, 06/01/27 (Call 04/01/27)	510	503,115
2.75%, 06/01/31 (Call 03/01/31)	630	612,977
2.95%, 07/15/26 (Call 04/15/26)	310	315,372
3.40%, 05/15/25 (Call 02/15/25)	50	51,707
3.60%, 07/15/25 (Call 04/15/25)	70	72,900
3.80%, 03/01/24 (Call 01/01/24)	50	51,697
3.80%, 02/15/27 (Call 11/15/26)	307	324,269
3.88%, 01/15/26 (Call 10/15/25)	330	348,127
3.90%, 03/11/24 (Call 12/11/23)	235	243,413
3.95%, 01/15/25 (Call 10/15/24)	115	120,397
4.10%, 02/15/28 (Call 11/15/27)	465	499,038
4.13%, 02/17/26 (Call 11/17/25)	524	558,710
4.25%, 03/01/27 (Call 12/01/26)	245	264,017
4.30%, 02/15/30 (Call 11/15/29)	641	697,959
4.35%, 03/01/29 (Call 12/01/28)	538	586,221
4.45%, 04/01/24 (Call 01/01/24)	312	326,031
Bell Telephone Co of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24	20	19,495
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	210	227,384
9.63%, 12/15/30	245	343,047
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	242	244,461
2.50%, 09/20/26 (Call 06/20/26)	315	321,930
2.95%, 02/28/26	228	236,329
3.50%, 06/15/25	111	116,145
3.63%, 03/04/24	175	181,596
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	192	265,993
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	115	109,899
2.00%, 12/10/30 (Call 09/10/30)	80	71,678
3.75%, 08/15/29 (Call 05/15/29)	95	98,004
Koninklijke KPN NV, 8.38%, 10/01/30	50	67,215
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	60	55,149
2.75%, 05/24/31 (Call 02/24/31)	215	203,061
4.00%, 09/01/24	10	10,340
4.60%, 02/23/28 (Call 11/23/27)	290	312,922
4.60%, 05/23/29 (Call 02/23/29)	346	373,358
Orange SA, 9.00%, 03/01/31	500	715,640

Security	Par (000)	Value

Telecommunications (continued)
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	$200	$203,710
3.63%, 12/15/25 (Call 09/15/25)	270	279,936
Telefonica Emisiones SA, 4.10%, 03/08/27	355	374,955
Telefonica Europe BV, 8.25%, 09/15/30	65	87,242
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	105	106,223
3.40%, 05/13/32 (Call 02/13/32)	110	111,201
3.70%, 09/15/27 (Call 06/15/27)	135	142,143
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	40	38,362
2.05%, 02/15/28 (Call 12/15/27)	475	452,267
2.25%, 11/15/31 (Call 08/15/31)	190	172,414
2.40%, 03/15/29 (Call 01/15/29)(b)	15	14,250
2.55%, 02/15/31 (Call 11/15/30)	505	472,205
3.50%, 04/15/25 (Call 03/15/25)	878	902,373
3.75%, 04/15/27 (Call 02/15/27)	657	682,406
3.88%, 04/15/30 (Call 01/15/30)	1,393	1,440,111
Verizon Communications Inc.
0.75%, 03/22/24	215	210,444
0.85%, 11/20/25 (Call 10/20/25)	440	418,176
1.45%, 03/20/26 (Call 02/20/26)	515	497,747
1.50%, 09/18/30 (Call 06/18/30)	200	178,270
1.68%, 10/30/30 (Call 07/30/30)	5	4,493
1.75%, 01/20/31 (Call 10/20/30)	665	598,021
2.10%, 03/22/28 (Call 01/22/28)	435	420,280
2.55%, 03/21/31 (Call 12/21/30)	770	738,807
2.63%, 08/15/26	661	664,569
3.00%, 03/22/27 (Call 01/22/27)	27	27,490
3.15%, 03/22/30 (Call 12/22/29)	608	614,852
3.38%, 02/15/25	395	408,695
3.50%, 11/01/24 (Call 08/01/24)	276	285,483
3.88%, 02/08/29 (Call 11/08/28)	20	21,267
4.02%, 12/03/29 (Call 09/03/29)	659	706,435
4.13%, 03/16/27	718	769,373
4.33%, 09/21/28	75	81,761
Vodafone Group PLC
4.13%, 05/30/25	599	629,890
4.38%, 05/30/28	782	845,928

		23,931,286

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	145	147,000
3.50%, 09/15/27 (Call 06/15/27)	65	66,863
3.55%, 11/19/26 (Call 09/19/26)	270	278,932
3.90%, 11/19/29 (Call 08/19/29)	205	214,329

		707,124

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	257,221
3.00%, 04/01/25 (Call 01/01/25)	245	250,608
3.25%, 06/15/27 (Call 03/15/27)	96	101,043
3.40%, 09/01/24 (Call 06/01/24)	259	266,933
3.75%, 04/01/24 (Call 01/01/24)	195	201,767
3.85%, 09/01/23 (Call 06/01/23)	340	349,435
7.00%, 12/15/25	15	17,502
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	185	188,445
6.90%, 07/15/28	55	68,217

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	$290	$283,228
1.75%, 12/02/26 (Call 11/02/26)	75	72,834
2.05%, 03/05/30 (Call 12/05/29)	140	132,163
2.45%, 12/02/31 (Call 09/02/31)	270	259,181
2.90%, 02/01/25 (Call 11/01/24)	315	321,007
4.00%, 06/01/28 (Call 03/01/28)	132	141,331
4.45%, 03/15/23 (Call 12/15/22)	45	46,009
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	225	243,868
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	45	43,636
2.60%, 11/01/26 (Call 08/01/26)	70	70,767
3.25%, 06/01/27 (Call 03/01/27)	360	372,492
3.35%, 11/01/25 (Call 08/01/25)	290	299,869
3.40%, 08/01/24 (Call 05/01/24)	55	56,657
3.80%, 03/01/28 (Call 12/01/27)	235	248,581
4.25%, 03/15/29 (Call 12/15/28)	10	10,887
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	235	223,438
3.10%, 08/05/29 (Call 05/05/29)	280	284,116
3.25%, 04/01/26 (Call 01/01/26)	275	286,058
3.40%, 02/15/28 (Call 11/15/27)	243	252,880
4.20%, 10/17/28 (Call 07/17/28)	5	5,468
4.25%, 05/15/30 (Call 02/15/30)	60	65,296
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	280	295,114
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	220	218,585
3.00%, 05/15/23 (Call 02/15/23)	140	141,267
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	221	228,211
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	105	101,054
2.55%, 11/01/29 (Call 08/01/29)	49	48,500
2.90%, 06/15/26 (Call 03/15/26)	109	111,652
3.00%, 03/15/32 (Call 12/15/31)	95	96,787
3.15%, 06/01/27 (Call 03/01/27)	195	201,086
3.65%, 08/01/25 (Call 06/01/25)	134	139,715
3.80%, 08/01/28 (Call 05/01/28)	175	185,264
3.85%, 01/15/24 (Call 10/15/23)	185	190,835
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	260	250,216
2.50%, 09/01/24 (Call 08/01/24)	116	116,480
2.85%, 03/01/27 (Call 02/01/27)	35	35,099
2.90%, 12/01/26 (Call 10/01/26)	137	138,251
3.35%, 09/01/25 (Call 08/01/25)	10	10,243
3.40%, 03/01/23 (Call 02/01/23)	45	45,720
3.65%, 03/18/24 (Call 02/18/24)	85	87,555
3.75%, 06/09/23 (Call 05/09/23)	171	174,783
3.88%, 12/01/23 (Call 11/01/23)	97	100,011
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	260	257,267
2.38%, 05/20/31 (Call 02/20/31)	250	242,583
2.40%, 02/05/30 (Call 11/05/29)	165	160,972
2.75%, 03/01/26 (Call 12/01/25)	210	213,169
3.00%, 04/15/27 (Call 01/15/27)	215	221,300
3.25%, 01/15/25 (Call 10/15/24)	188	193,153
3.50%, 06/08/23 (Call 05/08/23)	372	380,389
3.65%, 02/15/24 (Call 11/15/23)	40	41,223
3.70%, 03/01/29 (Call 12/01/28)	196	207,895

Security	Par (000)	Value

Transportation (continued)
3.75%, 07/15/25 (Call 05/15/25)	$15	$15,714
3.95%, 09/10/28 (Call 06/10/28)	342	367,961
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	102	102,917
2.40%, 11/15/26 (Call 08/15/26)	186	187,680
2.50%, 09/01/29 (Call 06/01/29)	62	61,779
3.05%, 11/15/27 (Call 08/15/27)	265	276,557
3.40%, 03/15/29 (Call 12/15/28)	81	85,466
3.90%, 04/01/25 (Call 03/01/25)	470	494,463
4.45%, 04/01/30 (Call 01/01/30)	128	144,463
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	85	81,652
1.50%, 09/22/28 (Call 07/22/28)	240	228,643
1.80%, 09/22/31 (Call 06/22/31)	385	361,199

		12,663,810

Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	140	143,296
3.50%, 03/15/28 (Call 12/15/27)	65	67,268
3.85%, 03/30/27 (Call 12/30/26)	155	162,858
4.00%, 06/30/30 (Call 03/30/30)	20	21,148
4.35%, 02/15/24 (Call 01/15/24)	160	166,646
4.55%, 11/07/28 (Call 08/07/28)	140	154,182
4.70%, 04/01/29 (Call 01/01/29)	193	212,315

		927,713

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26 (Call 08/16/26)	15	14,166

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	300	283,170
2.80%, 05/01/30 (Call 02/01/30)	105	103,703
2.95%, 09/01/27 (Call 06/01/27)	237	241,503
3.40%, 03/01/25 (Call 12/01/24)	240	247,188
3.45%, 06/01/29 (Call 03/01/29)	195	201,314
3.75%, 09/01/28 (Call 06/01/28)	190	200,146
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	285	267,974
2.70%, 04/15/30 (Call 01/15/30)	21	20,396
3.57%, 05/01/29 (Call 02/01/29)	152	157,206

		1,722,600

Total Corporate Bonds & Notes — 31.8% (Cost: $828,283,902)		815,374,517

Foreign Government Obligations(e)

Canada — 0.6%
Canada Government International Bond
0.75%, 05/19/26	230	219,843
1.63%, 01/22/25	1,035	1,033,592
Export Development Canada
2.63%, 02/21/24	280	285,897
2.75%, 03/15/23	410	416,593
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	143,381
Series IO, 8.05%, 07/07/24	51	57,909
Province of Alberta Canada
1.00%, 05/20/25	1,085	1,055,759
1.30%, 07/22/30	130	120,727
1.88%, 11/13/24	110	110,365

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
3.30%, 03/15/28	$275	$292,856
3.35%, 11/01/23	301	310,105
Province of British Columbia Canada
0.90%, 07/20/26	1,805	1,733,378
1.30%, 01/29/31	115	107,484
2.25%, 06/02/26	375	379,961
Series 10, 1.75%, 09/27/24	85	85,175
Province of Manitoba Canada
2.13%, 06/22/26	220	220,876
3.05%, 05/14/24	208	214,078
Series GX, 2.60%, 04/16/24	45	45,877
Province of New Brunswick Canada, 3.63%, 02/24/28	160	173,869
Province of Ontario Canada
0.63%, 01/21/26	35	33,253
1.05%, 04/14/26	40	38,496
1.05%, 05/21/27(c)	200	190,456
1.13%, 10/07/30	1,210	1,109,764
1.60%, 02/25/31	75	71,264
2.50%, 04/27/26	470	479,179
3.05%, 01/29/24	303	311,472
3.20%, 05/16/24	618	638,759
3.40%, 10/17/23	35	36,080
Province of Quebec Canada
0.60%, 07/23/25	675	647,278
1.35%, 05/28/30	95	89,272
1.90%, 04/21/31	65	63,506
2.50%, 04/20/26	540	551,340
2.75%, 04/12/27	560	581,157
Series NJ, 7.50%, 07/15/23	100	108,130
Series NN, 7.13%, 02/09/24	275	303,242
Series PD, 7.50%, 09/15/29	312	424,027
Series QO, 2.88%, 10/16/24	355	365,653
Series QW, 2.50%, 04/09/24	315	320,705
Series QX, 1.50%, 02/11/25	699	693,757

		14,064,515

Chile — 0.0%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	350	329,661
3.13%, 01/21/26	80	82,054
3.24%, 02/06/28 (Call 11/06/27)	480	487,594

		899,309

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	700	716,492

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	549	581,682
5.75%, 11/22/23	253	267,444

		849,126

Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	225	224,143
3.40%, 09/18/29	305	315,965
3.85%, 10/15/30	315	336,892
4.10%, 04/24/28	380	407,827
4.45%, 02/11/24	800	839,000
4.75%, 02/11/29	315	351,405

		2,475,232

Security	Par (000)	Value

Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	$475	$484,443
2.88%, 03/16/26	375	385,365
State of Israel, 2.50%, 01/15/30	300	300,210

		1,170,018

Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	515	488,601
2.38%, 10/17/24	435	436,932
2.88%, 10/17/29	540	532,510
6.88%, 09/27/23	745	803,028

		2,261,071

Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	500	479,180
1.25%, 01/21/31	330	307,940
1.88%, 07/21/26	500	499,200
1.88%, 04/15/31	615	604,508
2.13%, 02/10/25	400	403,540
2.25%, 11/04/26	460	466,311
2.50%, 05/23/24	500	508,915
2.75%, 01/21/26	250	257,125
2.88%, 06/01/27	535	556,898
2.88%, 07/21/27	320	333,350
3.25%, 07/20/28	320	343,686
3.38%, 10/31/23	500	515,090
Japan International Cooperation Agency, 2.13%, 10/20/26	280	282,274

		5,558,017

Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	595	546,496
3.25%, 04/16/30 (Call 01/16/30)(c)	615	596,531
3.60%, 01/30/25	365	379,202
3.75%, 01/11/28	420	433,096
3.90%, 04/27/25 (Call 03/27/25)	390	408,860
4.13%, 01/21/26	300	318,411
4.15%, 03/28/27	600	638,022
4.50%, 04/22/29	745	790,117
8.30%, 08/15/31	55	76,056

		4,186,791

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	305	299,379
3.75%, 03/16/25 (Call 12/16/24)	350	359,737
3.88%, 03/17/28 (Call 12/17/27)	775	799,443
4.00%, 09/22/24 (Call 06/22/24)	290	299,480
7.13%, 01/29/26	385	445,688
8.88%, 09/30/27	130	168,564

		2,372,291

Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	25	24,472
2.78%, 01/23/31 (Call 10/23/30)	730	692,230
2.84%, 06/20/30	75	72,083
4.13%, 08/25/27	350	368,330
7.35%, 07/21/25	255	292,722

		1,449,837

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	$220	$210,877
3.00%, 02/01/28	465	471,584
3.75%, 01/14/29	535	561,648
4.20%, 01/21/24	335	345,358
5.50%, 03/30/26	517	575,488
7.50%, 09/25/24	5	5,376
7.75%, 01/14/31	45	60,566
9.50%, 02/02/30	253	364,927
10.63%, 03/16/25	435	542,967

		3,138,791

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	480	484,896
3.25%, 04/06/26	512	529,280
4.00%, 01/22/24	480	495,720

		1,509,896

South Korea — 0.1%
Export-Import Bank of Korea
1.38%, 02/09/31	650	599,534
1.88%, 02/12/25	305	303,759
2.38%, 06/25/24	200	202,806
2.63%, 05/26/26	200	204,388
2.88%, 01/21/25	200	204,838
3.25%, 11/10/25	350	363,881
3.25%, 08/12/26	275	288,747
Korea Development Bank (The), 2.00%, 10/25/31	40	38,243
Korea International Bond
1.75%, 10/15/31	80	77,533
2.50%, 06/19/29	200	205,698
2.75%, 01/19/27	250	257,765
3.50%, 09/20/28	275	297,993
5.63%, 11/03/25	150	168,675

		3,213,860

Supranational — 2.0%
African Development Bank
0.75%, 04/03/23	101	100,497
0.88%, 03/23/26	40	38,461
0.88%, 07/22/26	15	14,425
3.00%, 09/20/23	645	660,783
Asian Development Bank
0.25%, 07/14/23	120	118,297
0.25%, 10/06/23	20	19,646
0.38%, 06/11/24	105	102,190
0.38%, 09/03/25	60	57,136
0.50%, 02/04/26	1,060	1,006,767
0.63%, 04/29/25	1,020	985,606
0.75%, 10/08/30	45	40,938
1.00%, 04/14/26	335	323,731
1.25%, 06/09/28	55	52,823
1.50%, 10/18/24	535	533,529
1.50%, 03/04/31	890	858,841
1.75%, 09/19/29	623	615,262
1.88%, 01/24/30	510	507,960
2.00%, 01/22/25	470	474,507
2.00%, 04/24/26	405	407,345
2.38%, 08/10/27	10	10,258
2.50%, 11/02/27	109	112,502
2.63%, 01/30/24	592	604,900

Security	Par (000)	Value

Supranational (continued)
2.63%, 01/12/27	$515	$534,106
2.75%, 03/17/23	635	645,497
2.75%, 01/19/28	180	188,404
3.13%, 09/26/28	190	204,666
5.82%, 06/16/28	5	6,129
6.22%, 08/15/27(c)	110	132,604
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	485	476,323
0.50%, 10/30/24	655	635,815
0.50%, 05/28/25	90	86,371
0.50%, 01/27/26	75	71,129
2.25%, 05/16/24	95	96,413
European Bank for Reconstruction & Development
0.25%, 07/10/23	485	478,132
0.50%, 05/19/25	30	28,819
0.50%, 01/28/26	20	18,993
1.50%, 02/13/25	50	49,712
2.75%, 03/07/23	325	330,184
European Investment Bank
0.25%, 09/15/23	570	560,395
0.38%, 12/15/25	165	156,384
0.38%, 03/26/26	1,030	972,392
0.63%, 07/25/25	480	462,197
0.75%, 10/26/26	480	457,824
0.75%, 09/23/30	50	45,528
0.88%, 05/17/30	5	4,603
1.25%, 02/14/31	2,650	2,505,866
1.38%, 05/15/23	435	435,735
1.63%, 03/14/25	1,030	1,027,888
1.63%, 10/09/29	45	44,107
1.88%, 02/10/25	937	942,107
2.13%, 04/13/26	495	501,187
2.25%, 06/24/24	80	81,251
2.38%, 05/24/27	419	430,355
2.50%, 03/15/23	1,028	1,042,495
2.50%, 10/15/24(c)	25	25,574
2.63%, 03/15/24	515	526,624
2.88%, 08/15/23	650	664,495
3.13%, 12/14/23	660	679,635
3.25%, 01/29/24	730	754,331
Inter-American Development Bank
0.25%, 11/15/23	255	250,048
0.50%, 05/24/23	10	9,911
0.63%, 07/15/25	980	943,554
0.63%, 09/16/27	35	32,694
0.88%, 04/03/25	790	770,266
0.88%, 04/20/26	155	149,057
1.13%, 07/20/28	1,870	1,782,877
1.13%, 01/13/31	725	678,107
1.75%, 03/14/25	905	906,557
2.00%, 06/02/26	385	387,291
2.00%, 07/23/26	724	730,407
2.13%, 01/15/25	480	486,365
2.25%, 06/18/29	528	539,674
2.38%, 07/07/27	496	509,089
2.63%, 01/16/24	466	475,982
3.00%, 10/04/23	35	35,879
3.00%, 02/21/24	560	576,313
3.13%, 09/18/28	225	241,893

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
International Bank for Reconstruction & Development
0.25%, 11/24/23	$65	$63,702
0.38%, 07/28/25	85	81,118
0.50%, 10/28/25	210	200,456
0.63%, 04/22/25	1,465	1,416,259
0.75%, 03/11/25	50	48,634
0.75%, 11/24/27	1,035	971,720
0.75%, 08/26/30	1,080	982,487
0.88%, 05/14/30	1,010	929,412
1.13%, 09/13/28	945	899,640
1.25%, 02/10/31	1,078	1,019,314
1.38%, 04/20/28	990	959,538
1.50%, 08/28/24	180	179,689
1.63%, 01/15/25	958	957,444
1.63%, 11/03/31	460	444,972
1.75%, 10/23/29	119	117,522
1.88%, 10/27/26	410	411,722
2.13%, 03/03/25	491	497,324
2.50%, 03/19/24	1,320	1,346,770
2.50%, 11/25/24	1,405	1,438,003
2.50%, 07/29/25	502	514,269
2.50%, 11/22/27	75	77,495
3.00%, 09/27/23	1,965	2,014,557
3.13%, 11/20/25	20	20,954
International Finance Corp.
0.38%, 07/16/25	20	19,103
0.75%, 08/27/30	660	601,339
1.38%, 10/16/24	230	228,707
2.13%, 04/07/26	134	135,467
2.88%, 07/31/23	95	97,055
Nordic Investment Bank, 2.25%, 05/21/24	250	253,677

		50,384,987

Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	400	385,364
1.75%, 12/12/23	500	502,005
2.88%, 03/14/23	550	559,432

		1,446,801

Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	340	367,615
4.38%, 01/23/31 (Call 10/23/30)	493	542,399
4.50%, 08/14/24	290	300,921

		1,210,935

Total Foreign Government Obligations — 3.8% (Cost: $98,631,438)		96,907,969

Municipal Debt Obligations

California — 0.1%
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	191,258
State of California
2.50%, 10/01/29	250	249,842
NVS,3.38%, 04/01/25	200	209,472
University of California
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	257,779
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	232,238
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	186,950

Security	Par (000)	Value

California (continued)
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	$250	$234,252

		1,561,791

Florida — 0.0%
State Board of Administration Finance Corp.
1.26%, 07/01/25	340	330,829
2.15%, 07/01/30	200	193,540

		524,369

Illinois — 0.0%
State of Illinois, 4.95%, 06/01/23	183	187,183

Massachusetts — 0.0%
Commonwealth of Massachusetts, 4.91%, 05/01/29	250	289,471

New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	366,068

Oregon — 0.0%
Oregon School Boards Association
Series B, 5.55%, 06/30/28 (NPFGC)	200	228,248
Series B, 5.68%, 06/30/28 (NPFGC)	255	295,529

		523,777

Texas — 0.0%
Texas Transportation Commission State Highway Fund, First Class, 5.18%, 04/01/30	110	127,729

Utah — 0.0%
State of Utah, Series B, 3.54%, 07/01/25	250	256,843

Total Municipal Debt Obligations — 0.1% (Cost: $3,889,019)		3,837,231

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp.
0.13%, 05/10/23	25	24,678
0.25%, 02/26/24	75	73,148
Federal Home Loan Banks
0.13%, 06/02/23	25	24,653
0.38%, 09/04/25	75	71,459
0.50%, 04/14/25	75	72,235
1.00%, 03/23/26 (Call 03/23/22)	54	51,364
1.50%, 08/15/24	75	74,890
2.13%, 06/09/23	5,000	5,053,950
2.38%, 09/08/23	25	25,361
2.50%, 02/13/24	195	198,867
2.75%, 12/13/24	300	308,988
3.00%, 12/09/22	2,095	2,126,551
3.00%, 03/10/28	75	79,063
3.13%, 06/13/25	3,730	3,890,651
3.25%, 06/09/28	300	322,740
3.25%, 11/16/28	2,210	2,389,607
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	73,480
0.25%, 06/26/23	3,050	3,008,764
0.25%, 08/24/23	348	342,571
0.25%, 09/08/23	75	73,789
0.25%, 11/06/23	75	73,565
0.25%, 12/04/23	1,774	1,737,935
0.38%, 04/20/23	74	73,340
0.38%, 07/21/25	725	693,056

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 09/23/25	$75	$71,412
1.50%, 02/12/25	4,288	4,267,932
2.75%, 06/19/23	2,050	2,089,606
6.75%, 09/15/29	50	67,198
6.75%, 03/15/31	1,075	1,483,500
Federal National Mortgage Association
0.25%, 07/10/23	4,099	4,039,728
0.50%, 06/17/25	2,137	2,052,289
0.75%, 10/08/27	655	615,746
0.88%, 12/18/26 (Call 03/18/22)	60	56,834
0.88%, 08/05/30	2,350	2,131,050
1.63%, 10/15/24	25	25,008
1.63%, 01/07/25	300	299,601
1.75%, 07/02/24	405	406,296
1.88%, 09/24/26	2,591	2,601,727
2.00%, 10/05/22	400	402,916
2.13%, 04/24/26	25	25,338
2.38%, 01/19/23	694	702,161
2.50%, 02/05/24	25	25,485
2.63%, 09/06/24	810	830,663
2.88%, 09/12/23	350	357,948
6.25%, 05/15/29	1,110	1,427,005
6.63%, 11/15/30	1,050	1,423,495
7.13%, 01/15/30	25	34,323
7.25%, 05/15/30	50	69,574

		46,371,540

U.S. Government Obligations — 61.4%
U.S. Treasury Note/Bond
0.13%, 03/31/23	21,200	20,967,297
0.13%, 04/30/23	3,200	3,160,500
0.13%, 05/31/23	10,000	9,863,672
0.13%, 06/30/23	11,100	10,934,367
0.13%, 07/15/23	5,350	5,266,824
0.13%, 07/31/23	25,000	24,586,914
0.13%, 08/15/23	4,400	4,324,547
0.13%, 08/31/23	9,400	9,234,031
0.13%, 09/15/23	9,250	9,080,176
0.13%, 10/15/23	500	489,980
0.13%, 12/15/23	8,350	8,159,842
0.13%, 01/15/24	8,300	8,097,363
0.13%, 02/15/24(c)	6,000	5,845,313
0.25%, 04/15/23	7,000	6,928,633
0.25%, 06/15/23	6,300	6,221,004
0.25%, 11/15/23	25,400	24,909,859
0.25%, 03/15/24	11,900	11,602,500
0.25%, 06/15/24	14,000	13,592,031
0.25%, 05/31/25	4,000	3,819,375
0.25%, 06/30/25	4,000	3,813,125
0.25%, 07/31/25	6,000	5,712,656
0.25%, 08/31/25	15,050	14,304,555
0.25%, 09/30/25	10,250	9,730,293
0.25%, 10/31/25	13,250	12,561,621
0.38%, 10/31/23	18,100	17,793,856
0.38%, 04/15/24	20,100	19,621,055
0.38%, 07/15/24(c)	5,400	5,251,922
0.38%, 04/30/25	4,000	3,840,625
0.38%, 11/30/25	25,000	23,779,297
0.38%, 12/31/25	33,050	31,407,828
0.38%, 01/31/26	10,200	9,675,656
0.50%, 03/15/23	1,900	1,888,273

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 11/30/23	$29,300	$28,838,754
0.50%, 03/31/25	2,500	2,413,477
0.50%, 02/28/26	22,700	21,618,203
0.50%, 04/30/27	2,000	1,876,563
0.50%, 05/31/27	5,900	5,526,641
0.50%, 10/31/27	3,100	2,885,664
0.63%, 10/15/24	3,000	2,925,000
0.63%, 07/31/26	19,200	18,286,500
0.63%, 03/31/27	850	803,648
0.63%, 12/31/27	9,200	8,606,313
0.75%, 12/31/23	23,500	23,209,004
0.75%, 11/15/24	18,300	17,881,102
0.75%, 03/31/26	8,700	8,360,836
0.75%, 04/30/26	5,000	4,801,172
0.75%, 08/31/26	19,000	18,183,594
0.75%, 01/31/28	11,000	10,354,609
0.88%, 06/30/26	14,600	14,069,609
0.88%, 09/30/26	37,000	35,577,812
1.00%, 12/15/24	8,200	8,062,906
1.00%, 07/31/28	13,000	12,355,078
1.13%, 01/15/25	4,000	3,943,750
1.13%, 02/28/25	4,000	3,939,688
1.13%, 10/31/26	7,000	6,803,672
1.13%, 02/28/27	8,800	8,538,063
1.13%, 02/29/28	19,000	18,286,016
1.13%, 08/31/28	28,300	27,092,828
1.13%, 02/15/31	22,500	21,216,797
1.25%, 07/31/23	4,500	4,498,066
1.25%, 11/30/26	25,600	25,030,000
1.25%, 12/31/26	11,000	10,749,063
1.25%, 03/31/28	16,500	15,980,508
1.25%, 04/30/28	5,000	4,839,844
1.25%, 05/31/28	7,000	6,768,672
1.25%, 06/30/28	10,500	10,145,625
1.25%, 09/30/28	43,500	41,950,312
1.25%, 08/15/31	39,000	37,050,000
1.38%, 06/30/23	21,000	21,032,812
1.38%, 08/31/23	20,200	20,211,047
1.38%, 01/31/25	5,000	4,963,281
1.38%, 10/31/28	12,300	11,952,141
1.38%, 12/31/28(c)	11,500	11,171,172
1.38%, 11/15/31	46,100	44,212,781
1.50%, 03/31/23	2,000	2,007,656
1.50%, 10/31/24	15,000	14,956,641
1.50%, 11/30/24	7,000	6,978,125
1.50%, 02/15/25	6,500	6,474,609
1.50%, 08/15/26	12,000	11,873,438
1.50%, 01/31/27(c)	9,000	8,897,344
1.50%, 11/30/28	37,500	36,726,562
1.50%, 02/15/30	3,200	3,127,500
1.63%, 04/30/23	1,250	1,256,201
1.63%, 05/31/23	1,000	1,005,078
1.63%, 05/15/26	12,000	11,939,063
1.63%, 11/30/26	6,000	5,966,719
1.63%, 05/15/31	21,000	20,645,625
1.75%, 05/15/23	4,145	4,171,716
1.75%, 12/31/24	4,850	4,867,051
1.75%, 01/31/29	21,900	21,797,344
1.88%, 08/31/24	4,500	4,532,695
1.88%, 06/30/26	3,000	3,016,172

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.88%, 02/28/27	$7,000	$7,049,219
1.88%, 02/15/32	9,000	9,037,969
2.00%, 04/30/24	10,550	10,657,973
2.00%, 05/31/24	6,000	6,061,875
2.00%, 06/30/24	12,000	12,124,688
2.00%, 02/15/25	17,000	17,173,984
2.00%, 08/15/25	18,700	18,882,617
2.00%, 11/15/26	14,400	14,559,750
2.13%, 11/30/23	500	506,113
2.13%, 02/29/24	24,800	25,117,750
2.13%, 03/31/24	19,200	19,447,500
2.13%, 07/31/24	7,750	7,852,324
2.13%, 09/30/24	3,000	3,039,609
2.13%, 11/30/24	3,000	3,039,844
2.13%, 05/15/25	14,800	15,005,812
2.25%, 12/31/23	8,000	8,117,500
2.25%, 04/30/24	13,500	13,710,937
2.25%, 10/31/24	17,000	17,285,547
2.25%, 11/15/24	11,000	11,186,484
2.25%, 11/15/25	7,000	7,133,438
2.25%, 02/15/27	7,900	8,087,008
2.25%, 08/15/27	8,000	8,199,375
2.25%, 11/15/27	19,300	19,771,945
2.38%, 08/15/24	11,200	11,412,625
2.38%, 05/15/27	4,000	4,120,938
2.38%, 05/15/29	3,300	3,424,266
2.50%, 03/31/23	2,300	2,333,242
2.50%, 08/15/23	2,040	2,075,381
2.50%, 05/15/24	21,025	21,463,568
2.63%, 06/30/23	4,750	4,834,980
2.63%, 02/15/29	7,922	8,339,143
2.75%, 04/30/23	2,300	2,341,238
2.75%, 07/31/23	10,400	10,614,500
2.75%, 11/15/23	7,150	7,311,992
2.75%, 06/30/25	15,000	15,512,109
2.75%, 08/31/25	250	258,750
2.75%, 02/15/28	7,990	8,421,335
2.88%, 09/30/23	8,000	8,190,000
2.88%, 04/30/25	15,350	15,917,231
2.88%, 05/31/25	1,900	1,970,805
2.88%, 07/31/25	2,000	2,078,125
2.88%, 11/30/25	7,500	7,811,133

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/28	$25,150	$26,765,102
3.00%, 09/30/25	2,200	2,298,313
3.00%, 10/31/25	2,000	2,090,469
5.25%, 11/15/28	1,150	1,399,047
5.25%, 02/15/29	150	183,539
5.50%, 08/15/28	8,500	10,395,234
6.00%, 02/15/26	500	581,367
6.50%, 11/15/26	4,000	4,851,875
6.88%, 08/15/25	2,000	2,346,719
7.50%, 11/15/24	750	867,422

		1,576,976,861

Total U.S. Government & Agency Obligations — 63.2% (Cost: $1,647,580,972)		1,623,348,401

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)(h)	54,997	54,997,080

Total Short-Term Investments — 2.2% (Cost: $54,997,080)		54,997,080

Total Investments in Securities — 101.1% (Cost: $2,633,382,411)		2,594,465,198

Other Assets, Less Liabilities — (1.1)%		(27,509,386)

Net Assets — 100.0%		$ 2,566,955,812

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$68,626,943	$—	$(13,629,863	)(a)	$—	$—	$54,997,080	54,997	$107,965	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$815,374,517	$—	$815,374,517
Foreign Government Obligations	—	96,907,969	—	96,907,969
Municipal Debt Obligations	—	3,837,231	—	3,837,231
U.S. Government & Agency Obligations	—	1,623,348,401	—	1,623,348,401
Money Market Funds	54,997,080	—	—	54,997,080

	$54,997,080	$2,539,468,118	$—	$2,594,465,198

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 102.9%
Federal Home Loan Mortgage Corp.
1.50%, 11/01/35	$1,285	$1,252,577
1.50%, 12/01/35	838	816,527
1.50%, 10/01/36	1,642	1,599,191
1.50%, 01/01/37	6,252	6,090,728
1.50%, 02/01/37	26,985	26,279,302
1.50%, 03/01/37	42,507	41,355,826
1.50%, 05/01/51	50,031	46,461,747
1.75%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	38	38,615
2.00%, 03/01/28	63	62,282
2.00%, 05/01/28	13	12,425
2.00%, 08/01/28	213	211,384
2.00%, 09/01/28	116	115,406
2.00%, 12/01/28	37	36,789
2.00%, 01/01/30	161	160,511
2.00%, 08/01/35	17,456	17,353,757
2.00%, 09/01/35	1,010	1,003,347
2.00%, 11/01/35	23,447	23,328,372
2.00%, 12/01/35	19,679	19,562,593
2.00%, 01/01/36	6,861	6,821,021
2.00%, 04/01/36	1,436	1,427,566
2.00%, 05/01/36	8,336	8,286,129
2.00%, 07/01/36	2,491	2,476,954
2.00%, 08/01/36	12,332	12,253,573
2.00%, 11/01/36	26,057	25,890,397
2.00%, 12/01/36	19,131	19,014,880
2.00%, 01/01/37	58,934	58,593,221
2.00%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	63	65,567
2.00%, 09/01/50	3,265	3,145,914
2.00%, 10/01/50	22,998	22,138,548
2.00%, 11/01/50	2,474	2,383,862
2.00%, 12/01/50	22,934	22,100,214
2.00%, 01/01/51	21,834	20,988,783
2.00%, 05/01/51	480	462,001
2.00%, 06/01/51	16,086	15,459,736
2.00%, 07/01/51	25,017	24,068,288
2.00%, 08/01/51	566	543,745
2.00%, 09/01/51	9,574	9,203,020
2.00%, 10/01/51	140,400	134,945,436
2.00%, 11/01/51	152,353	146,378,607
2.00%, 12/01/51	163,398	156,897,444
2.00%, 01/01/52	1,425	1,367,658
2.00%, 03/01/52	17,507	16,797,348
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	9	8,869
2.11%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	324	337,748
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	338	349,496
2.14%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	34	35,636
2.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	137	141,857
2.15%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	501	524,777
2.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	252	261,060
2.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	249	259,559
2.38%, 12/01/33, (12 mo. LIBOR US + 2.250%)(a)	49	50,811
2.38%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	44	45,332
2.46%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	223	231,358
2.50%, 12/01/25	297	300,393
2.50%, 03/01/27	34	34,476
2.50%, 06/01/27	37	37,284
2.50%, 07/01/27	336	341,220
2.50%, 08/01/27	634	643,705

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 09/01/27	$756	$766,852
2.50%, 11/01/27	329	334,274
2.50%, 12/01/27	6	5,703
2.50%, 01/01/28	1,436	1,456,579
2.50%, 02/01/28	4,969	5,042,216
2.50%, 03/01/28	690	701,686
2.50%, 04/01/28	491	498,062
2.50%, 05/01/28	98	100,409
2.50%, 06/01/28	144	145,881
2.50%, 07/01/28	402	409,453
2.50%, 09/01/28	107	109,008
2.50%, 07/01/29	2,027	2,060,546
2.50%, 08/01/29	228	232,056
2.50%, 10/01/29	217	220,158
2.50%, 12/01/29	1,368	1,391,094
2.50%, 01/01/30	8,145	8,265,756
2.50%, 02/01/30	953	968,534
2.50%, 03/01/30	3,889	3,953,822
2.50%, 04/01/30	5,227	5,314,886
2.50%, 05/01/30	4,909	4,991,627
2.50%, 06/01/30	12,859	13,075,076
2.50%, 07/01/30	1,124	1,142,371
2.50%, 08/01/30	519	527,606
2.50%, 09/01/30	418	424,674
2.50%, 10/01/30	9	8,858
2.50%, 12/01/30	14	13,750
2.50%, 01/01/31	48	49,104
2.50%, 04/01/31	5	5,564
2.50%, 06/01/31	1,006	1,023,455
2.50%, 08/01/31	1,481	1,506,212
2.50%, 09/01/31	1,182	1,202,171
2.50%, 10/01/31	5,821	5,920,708
2.50%, 11/01/31	6,488	6,599,296
2.50%, 12/01/31	16,238	16,513,443
2.50%, 01/01/32	20,955	21,311,788
2.50%, 02/01/32	12,622	12,836,735
2.50%, 07/01/32	1,720	1,748,935
2.50%, 08/01/32	1,866	1,898,314
2.50%, 09/01/32	8,599	8,746,643
2.50%, 10/01/32	1,504	1,530,726
2.50%, 11/01/32	14,373	14,622,190
2.50%, 12/01/32	800	813,496
2.50%, 01/01/33	7,980	8,118,556
2.50%, 02/01/33	1,421	1,446,043
2.50%, 04/01/33	1,394	1,416,998
2.50%, 08/01/33	505	500,230
2.50%, 06/01/34	516	524,040
2.50%, 03/01/35	8,860	8,981,041
2.50%, 06/01/35	6,004	6,080,972
2.50%, 07/01/35	7,739	7,867,431
2.50%, 08/01/35	10,723	10,884,509
2.50%, 09/01/35	17,801	18,098,094
2.50%, 10/01/35	4,506	4,573,856
2.50%, 11/01/35	4,440	4,506,393
2.50%, 12/01/35	2,236	2,268,665
2.50%, 01/01/36	2,357	2,393,575
2.50%, 02/01/37	804	815,980
2.50%, 01/01/43	73	73,637
2.50%, 02/01/43	1,603	1,609,459
2.50%, 03/01/43	104	104,523

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/43	$400	$401,729
2.50%, 06/01/43	317	318,978
2.50%, 07/01/43	1,649	1,656,625
2.50%, 08/01/43	127	127,131
2.50%, 04/01/45	106	105,856
2.50%, 07/01/45	17	17,457
2.50%, 01/01/46	125	125,302
2.50%, 11/01/46	76	76,120
2.50%, 12/01/46	1,005	1,004,922
2.50%, 01/01/47	1,043	1,043,411
2.50%, 02/01/47	19	19,445
2.50%, 03/01/47	2,115	2,115,425
2.50%, 04/01/50	1,040	1,039,171
2.50%, 05/01/50	2,317	2,303,493
2.50%, 06/01/50	5,002	4,954,887
2.50%, 07/01/50	20,468	20,297,714
2.50%, 08/01/50	6,448	6,418,843
2.50%, 09/01/50	38,223	37,911,507
2.50%, 10/01/50	31,598	31,322,427
2.50%, 11/01/50	20,553	20,335,900
2.50%, 12/01/50	6,498	6,426,650
2.50%, 04/01/51	17,410	17,231,581
2.50%, 05/01/51	1,413	1,395,897
2.50%, 07/01/51	9,819	9,701,003
2.50%, 08/01/51	34,718	34,302,508
2.50%, 10/01/51	76,995	76,038,632
2.50%, 11/01/51	14,902	14,713,657
2.96%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	424	442,407
3.00%, 10/01/22	2	1,545
3.00%, 12/01/22	7	6,895
3.00%, 02/01/23	14	14,027
3.00%, 12/01/25	9	8,872
3.00%, 01/01/26	18	17,987
3.00%, 10/01/26	235	240,855
3.00%, 11/01/26	277	283,499
3.00%, 12/01/26	193	197,944
3.00%, 01/01/27	13	13,797
3.00%, 02/01/27	624	639,607
3.00%, 03/01/27	9	9,712
3.00%, 04/01/27	768	788,541
3.00%, 05/01/27	3,386	3,480,240
3.00%, 06/01/27	1,303	1,338,784
3.00%, 07/01/27	90	92,764
3.00%, 08/01/27	371	381,276
3.00%, 09/01/27	3,764	3,866,815
3.00%, 11/01/27	624	641,060
3.00%, 12/01/27	302	310,112
3.00%, 01/01/28	81	83,262
3.00%, 04/01/28	39	40,025
3.00%, 05/01/28	317	325,370
3.00%, 06/01/28	935	959,821
3.00%, 07/01/28	14	13,919
3.00%, 09/01/28	2,283	2,345,991
3.00%, 10/01/28	468	481,479
3.00%, 11/01/28	83	85,241
3.00%, 01/01/29	346	355,427
3.00%, 04/01/29	3,471	3,570,914
3.00%, 05/01/29	5,297	5,449,970
3.00%, 06/01/29	1,114	1,145,528
3.00%, 07/01/29	518	532,731

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/29	$54	$55,714
3.00%, 10/01/29	147	151,527
3.00%, 11/01/29	1,127	1,159,207
3.00%, 12/01/29	1,441	1,482,400
3.00%, 01/01/30	217	223,307
3.00%, 02/01/30	2,502	2,573,445
3.00%, 03/01/30	385	396,361
3.00%, 05/01/30	2,710	2,788,350
3.00%, 06/01/30	3,738	3,854,418
3.00%, 07/01/30	2,027	2,085,729
3.00%, 08/01/30	377	387,317
3.00%, 09/01/30	2,628	2,704,156
3.00%, 10/01/30	568	584,411
3.00%, 11/01/30	951	978,441
3.00%, 12/01/30	642	660,422
3.00%, 01/01/31	1,254	1,290,579
3.00%, 02/01/31	4,440	4,573,185
3.00%, 03/01/31	2,544	2,619,924
3.00%, 04/01/31	784	806,535
3.00%, 05/01/31	6,491	6,686,147
3.00%, 06/01/31	5,600	5,769,958
3.00%, 07/01/31	458	471,774
3.00%, 09/01/31	1,276	1,314,331
3.00%, 10/01/31	189	194,114
3.00%, 12/01/31	629	649,146
3.00%, 01/01/32	2,173	2,238,097
3.00%, 02/01/32	604	622,707
3.00%, 03/01/32	4,726	4,868,180
3.00%, 07/01/32	365	375,762
3.00%, 08/01/32	1,273	1,312,338
3.00%, 09/01/32	2,985	3,079,766
3.00%, 10/01/32	457	471,855
3.00%, 11/01/32	6,831	7,052,338
3.00%, 12/01/32	6,367	6,561,451
3.00%, 01/01/33	5,868	6,046,692
3.00%, 02/01/33	3,907	4,024,082
3.00%, 03/01/33	78	79,879
3.00%, 05/01/33	10,019	10,299,545
3.00%, 07/01/33	1,894	1,954,234
3.00%, 08/01/33	680	702,012
3.00%, 11/01/33	531	548,842
3.00%, 09/01/34	930	959,714
3.00%, 02/01/35	1,830	1,880,696
3.00%, 03/01/35	1,401	1,440,815
3.00%, 04/01/35	8,663	8,966,236
3.00%, 05/01/35	1,162	1,196,883
3.00%, 06/01/35	2,468	2,547,153
3.00%, 07/01/35	9,508	9,792,796
3.00%, 08/01/35	1,008	1,037,722
3.00%, 10/01/35	1,861	1,917,314
3.00%, 05/01/36	2,488	2,565,476
3.00%, 03/01/42	25	25,544
3.00%, 08/01/42	7	7,413
3.00%, 10/01/42	777	799,619
3.00%, 11/01/42	15,159	15,595,768
3.00%, 12/01/42	989	1,018,107
3.00%, 01/01/43	5,614	5,775,855
3.00%, 02/01/43	3,970	4,084,911
3.00%, 03/01/43	1,216	1,250,965
3.00%, 04/01/43	3,180	3,271,170

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/43	$991	$1,020,620
3.00%, 06/01/43	1,056	1,086,933
3.00%, 07/01/43	2,218	2,281,823
3.00%, 08/01/43	1,009	1,039,276
3.00%, 09/01/43	2,646	2,723,475
3.00%, 10/01/43	1,211	1,245,312
3.00%, 04/01/44	53	54,386
3.00%, 01/01/45	8	8,503
3.00%, 02/01/45	1,821	1,868,570
3.00%, 03/01/45	235	240,784
3.00%, 04/01/45	26,714	27,360,556
3.00%, 05/01/45	8,341	8,541,691
3.00%, 06/01/45	972	995,361
3.00%, 07/01/45	3,372	3,454,556
3.00%, 08/01/45	706	722,131
3.00%, 10/01/45	189	193,536
3.00%, 11/01/45	619	634,244
3.00%, 12/01/45	6,426	6,581,073
3.00%, 01/01/46	1,900	1,946,120
3.00%, 02/01/46	128	131,024
3.00%, 03/01/46	21,552	22,063,585
3.00%, 04/01/46	504	516,377
3.00%, 05/01/46	562	575,082
3.00%, 06/01/46	2,029	2,077,395
3.00%, 07/01/46	1,034	1,058,084
3.00%, 08/01/46	16,646	17,049,462
3.00%, 09/01/46	14,035	14,409,407
3.00%, 10/01/46	30,899	31,631,729
3.00%, 11/01/46	33,197	33,981,425
3.00%, 12/01/46	55,280	56,595,027
3.00%, 01/01/47	12,456	12,761,622
3.00%, 02/01/47	63,234	64,758,887
3.00%, 03/01/47	1,056	1,081,117
3.00%, 04/01/47	1,427	1,460,334
3.00%, 05/01/47	18,114	18,543,582
3.00%, 06/01/47	15,317	15,680,509
3.00%, 07/01/47	14,979	15,333,244
3.00%, 08/01/47	2,692	2,755,994
3.00%, 10/01/47	4,820	4,934,027
3.00%, 11/01/47	451	460,442
3.00%, 12/01/47	861	886,431
3.00%, 01/01/48	3,067	3,133,735
3.00%, 02/01/48	1,086	1,110,411
3.00%, 07/01/48	434	440,747
3.00%, 09/01/48	2,153	2,202,265
3.00%, 10/01/48	492	500,538
3.00%, 11/01/48	866	879,870
3.00%, 09/01/49	2,161	2,192,407
3.00%, 11/01/49	621	632,026
3.00%, 03/01/50	3,550	3,626,201
3.00%, 04/01/50	1,108	1,121,560
3.00%, 05/01/50	4,570	4,622,318
3.00%, 06/01/50	11,134	11,288,231
3.00%, 07/01/50	1,419	1,440,387
3.00%, 08/01/50	29,320	29,824,589
3.00%, 09/01/50	4,364	4,416,107
3.00%, 10/01/50	3,434	3,487,583
3.00%, 11/01/50	4,187	4,255,270
3.00%, 12/01/50	8,179	8,299,969
3.00%, 03/01/51	6,120	6,185,939

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/51	$39,216	$40,218,510
3.00%, 07/01/51	4,891	4,943,833
3.00%, 08/01/51	9,154	9,252,455
3.00%, 10/01/51	5,038	5,099,661
3.00%, 11/01/51	27,695	28,004,867
3.50%, 08/01/23	1	1,372
3.50%, 10/01/23	24	24,782
3.50%, 11/01/23	3	2,661
3.50%, 10/01/25	91	94,390
3.50%, 11/01/25	3,195	3,299,005
3.50%, 12/01/25	29	28,965
3.50%, 01/01/26	99	102,125
3.50%, 02/01/26	329	340,789
3.50%, 03/01/26	748	774,033
3.50%, 04/01/26	83	85,505
3.50%, 05/01/26	32	33,494
3.50%, 06/01/26	241	249,342
3.50%, 07/01/26	252	260,777
3.50%, 08/01/26	466	481,950
3.50%, 09/01/26	11	11,003
3.50%, 10/01/26	941	973,605
3.50%, 01/01/27	35	35,700
3.50%, 02/01/27	3	2,582
3.50%, 03/01/27	190	196,313
3.50%, 04/01/27	20	20,376
3.50%, 01/01/28	338	349,755
3.50%, 12/01/28	71	72,831
3.50%, 02/01/29	21	21,514
3.50%, 03/01/29	14	14,680
3.50%, 06/01/29	1,351	1,400,995
3.50%, 07/01/29	141	145,925
3.50%, 08/01/29	291	300,985
3.50%, 09/01/29	30	30,488
3.50%, 10/01/29	1,226	1,271,247
3.50%, 11/01/29	13	13,271
3.50%, 01/01/30	18	19,065
3.50%, 02/01/30	81	83,664
3.50%, 06/01/30	169	175,750
3.50%, 09/01/30	21	21,763
3.50%, 05/01/31	2,781	2,890,691
3.50%, 01/01/32	1,264	1,315,959
3.50%, 03/01/32	186	192,432
3.50%, 04/01/32	2,197	2,288,986
3.50%, 05/01/32	2,292	2,387,652
3.50%, 06/01/32	3,298	3,428,400
3.50%, 07/01/32	2,144	2,228,901
3.50%, 09/01/32	1,276	1,322,872
3.50%, 01/01/33	921	957,282
3.50%, 02/01/33	632	660,482
3.50%, 03/01/33	1,977	2,060,282
3.50%, 06/01/33	1,741	1,815,767
3.50%, 07/01/33	1,026	1,066,969
3.50%, 09/01/33	827	860,476
3.50%, 11/01/34	2,680	2,786,243
3.50%, 12/01/34	869	904,544
3.50%, 01/01/35	284	295,171
3.50%, 02/01/35	453	474,213
3.50%, 05/01/35	8,398	8,814,475
3.50%, 07/01/35	4,470	4,658,060
3.50%, 03/01/38	6,873	7,182,057

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/38	$7,125	$7,435,014
3.50%, 02/01/41	15	15,312
3.50%, 10/01/41	15	16,186
3.50%, 11/01/41	52	54,014
3.50%, 01/01/42	174	181,884
3.50%, 02/01/42	339	354,312
3.50%, 03/01/42	2,033	2,128,781
3.50%, 04/01/42	1,915	2,006,862
3.50%, 05/01/42	1,416	1,487,689
3.50%, 06/01/42	625	654,960
3.50%, 08/01/42	63	66,372
3.50%, 09/01/42	5,030	5,267,864
3.50%, 10/01/42	1,663	1,741,185
3.50%, 11/01/42	1,014	1,061,915
3.50%, 01/01/43	1,147	1,200,932
3.50%, 02/01/43	1,094	1,145,085
3.50%, 04/01/43	22	23,362
3.50%, 06/01/43	3,333	3,496,005
3.50%, 07/01/43	3,354	3,509,656
3.50%, 08/01/43	17	18,291
3.50%, 09/01/43	18	18,426
3.50%, 12/01/43	221	233,891
3.50%, 01/01/44	234	244,599
3.50%, 08/01/44	501	524,799
3.50%, 09/01/44	1,907	1,995,608
3.50%, 10/01/44	10,337	10,829,121
3.50%, 11/01/44	537	563,776
3.50%, 12/01/44	5,576	5,856,758
3.50%, 02/01/45	1,248	1,311,962
3.50%, 03/01/45	5,248	5,494,542
3.50%, 04/01/45	4	4,054
3.50%, 05/01/45	57	59,688
3.50%, 06/01/45	703	733,083
3.50%, 08/01/45	14,856	15,522,795
3.50%, 09/01/45	8	8,467
3.50%, 11/01/45	409	426,395
3.50%, 12/01/45	7,579	7,932,276
3.50%, 01/01/46	6,878	7,177,517
3.50%, 03/01/46	7,350	7,677,337
3.50%, 04/01/46	2,625	2,739,662
3.50%, 05/01/46	25,909	27,106,414
3.50%, 06/01/46	7,028	7,388,976
3.50%, 07/01/46	8,625	9,011,749
3.50%, 08/01/46	6,011	6,265,805
3.50%, 09/01/46	7,612	7,928,178
3.50%, 10/01/46	675	702,902
3.50%, 11/01/46	1,465	1,526,773
3.50%, 12/01/46	8,103	8,477,503
3.50%, 01/01/47	2,014	2,099,130
3.50%, 02/01/47	12,419	12,950,200
3.50%, 03/01/47	9,022	9,400,487
3.50%, 04/01/47	3,396	3,523,293
3.50%, 05/01/47	6,232	6,467,339
3.50%, 06/01/47	191	198,471
3.50%, 07/01/47	7,650	7,931,119
3.50%, 08/01/47	6,012	6,250,658
3.50%, 09/01/47	30,287	31,557,747
3.50%, 10/01/47	9,217	9,564,612
3.50%, 11/01/47	4,092	4,242,093
3.50%, 12/01/47	13,508	14,048,076

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/48	$1,022		$1,059,679
3.50%, 02/01/48	3,304		3,413,857
3.50%, 03/01/48	16,846		17,485,438
3.50%, 04/01/48	2,666		2,771,908
3.50%, 05/01/48	10,431		10,837,108
3.50%, 09/01/48	3,377		3,518,881
3.50%, 11/01/48	662		690,946
3.50%, 04/01/49	4,751		4,931,973
3.50%, 05/01/49	1,214		1,261,975
3.50%, 06/01/49	10,670		11,103,151
3.50%, 07/01/49	8,219		8,561,230
3.50%, 12/01/49	1,763		1,827,320
3.50%, 01/01/50	3,867		4,011,299
3.50%, 02/01/50	676		708,354
3.50%, 03/01/50	1,645		1,732,527
3.50%, 04/01/50	7,827		8,061,438
3.50%, 05/01/50	4,010		4,176,465
3.50%, 06/01/50	4,638		4,831,793
3.50%, 07/01/50	2,386		2,470,397
3.50%, 08/01/51	1,963		2,022,637
3.50%, 10/01/51	2,224		2,308,965
4.00%, 04/01/23	0	(b)	41
4.00%, 04/01/24	4		4,403
4.00%, 04/01/24	0	(b)	203
4.00%, 05/01/24	15		15,135
4.00%, 06/01/24	1		858
4.00%, 07/01/24	6		6,687
4.00%, 08/01/24	1		1,443
4.00%, 09/01/24	7		7,053
4.00%, 11/01/24	7		7,325
4.00%, 12/01/24	12		12,671
4.00%, 01/01/25	7		7,886
4.00%, 02/01/25	16		16,707
4.00%, 02/01/25	0	(b)	496
4.00%, 03/01/25	11		10,700
4.00%, 04/01/25	22		23,243
4.00%, 05/01/25	525		544,782
4.00%, 06/01/25	13		14,192
4.00%, 07/01/25	14		14,621
4.00%, 08/01/25	36		36,587
4.00%, 09/01/25	1		645
4.00%, 10/01/25	411		425,629
4.00%, 02/01/26	405		419,593
4.00%, 03/01/26	1		993
4.00%, 04/01/26	7		7,063
4.00%, 05/01/26	22		22,467
4.00%, 07/01/26	11		11,372
4.00%, 11/01/28	8		8,208
4.00%, 05/01/32	1,673		1,747,645
4.00%, 05/01/33	1,450		1,505,323
4.00%, 09/01/33	1		1,105
4.00%, 11/01/33	34		35,263
4.00%, 01/01/34	240		248,792
4.00%, 11/01/34	662		707,170
4.00%, 07/01/38	3,091		3,295,799
4.00%, 04/01/39	18		19,423
4.00%, 06/01/39	33		35,079
4.00%, 07/01/39	83		88,985
4.00%, 08/01/39	10		10,409
4.00%, 09/01/39	13		14,021

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/39	$82	$87,263
4.00%, 11/01/39	18	19,238
4.00%, 12/01/39	30	32,059
4.00%, 01/01/40	50	53,020
4.00%, 02/01/40	10	10,993
4.00%, 03/01/40	4	4,368
4.00%, 05/01/40	22	23,669
4.00%, 06/01/40	7	7,157
4.00%, 09/01/40	966	1,027,325
4.00%, 10/01/40	141	150,167
4.00%, 12/01/40	1,076	1,144,874
4.00%, 01/01/41	237	252,697
4.00%, 02/01/41	272	290,331
4.00%, 04/01/41	49	52,053
4.00%, 06/01/41	41	43,869
4.00%, 07/01/41	24	25,830
4.00%, 08/01/41	42	44,887
4.00%, 09/01/41	3,712	3,952,973
4.00%, 10/01/41	130	138,714
4.00%, 11/01/41	425	452,369
4.00%, 12/01/41	91	97,108
4.00%, 01/01/42	39	41,085
4.00%, 02/01/42	6,021	6,411,017
4.00%, 03/01/42	55	58,893
4.00%, 05/01/42	179	190,124
4.00%, 07/01/42	424	454,223
4.00%, 08/01/42	2,032	2,163,685
4.00%, 04/01/43	2,203	2,346,939
4.00%, 08/01/43	334	355,785
4.00%, 10/01/43	260	277,703
4.00%, 11/01/43	5	4,831
4.00%, 12/01/43	977	1,040,860
4.00%, 01/01/44	62	66,045
4.00%, 02/01/44	1,091	1,163,288
4.00%, 03/01/44	24	25,319
4.00%, 04/01/44	610	650,872
4.00%, 05/01/44	579	614,717
4.00%, 06/01/44	1,926	2,044,415
4.00%, 07/01/44	2,900	3,085,554
4.00%, 08/01/44	31	32,370
4.00%, 09/01/44	598	634,523
4.00%, 10/01/44	459	487,181
4.00%, 11/01/44	522	553,026
4.00%, 12/01/44	1,176	1,247,120
4.00%, 01/01/45	1,347	1,429,992
4.00%, 02/01/45	8,990	9,560,606
4.00%, 04/01/45	6,594	7,011,141
4.00%, 06/01/45	14	15,098
4.00%, 07/01/45	1,470	1,554,147
4.00%, 08/01/45	21	22,681
4.00%, 09/01/45	2,861	3,024,637
4.00%, 10/01/45	1,144	1,208,778
4.00%, 11/01/45	1,017	1,078,082
4.00%, 12/01/45	721	762,639
4.00%, 01/01/46	1,469	1,558,088
4.00%, 02/01/46	1,007	1,068,334
4.00%, 03/01/46	1,452	1,529,874
4.00%, 04/01/46	2,406	2,544,909
4.00%, 05/01/46	5,470	5,771,313
4.00%, 06/01/46	160	168,500

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/46	$2,714		$2,878,701
4.00%, 08/01/46	86		91,656
4.00%, 09/01/46	1,714		1,805,503
4.00%, 10/01/46	1,111		1,174,673
4.00%, 11/01/46	20,927		22,050,714
4.00%, 12/01/46	39		41,561
4.00%, 01/01/47	257		272,755
4.00%, 02/01/47	5,681		5,986,079
4.00%, 04/01/47	184		194,195
4.00%, 06/01/47	4,415		4,687,124
4.00%, 07/01/47	973		1,023,523
4.00%, 08/01/47	8,422		8,870,285
4.00%, 09/01/47	127		134,011
4.00%, 10/01/47	1,116		1,173,542
4.00%, 11/01/47	4,405		4,656,671
4.00%, 12/01/47	7,210		7,626,598
4.00%, 01/01/48	4,913		5,212,619
4.00%, 02/01/48	11,793		12,475,189
4.00%, 04/01/48	1,314		1,391,503
4.00%, 05/01/48	1,267		1,339,979
4.00%, 06/01/48	19,137		20,261,170
4.00%, 07/01/48	94		98,390
4.00%, 08/01/48	20,912		21,996,423
4.00%, 09/01/48	1,367		1,444,307
4.00%, 10/01/48	49,220		51,791,922
4.00%, 11/01/48	1,278		1,352,222
4.00%, 12/01/48	3,402		3,585,976
4.00%, 01/01/49	7,122		7,531,075
4.00%, 02/01/49	22,875		24,084,069
4.00%, 03/01/49	4,362		4,602,423
4.00%, 04/01/49	3,262		3,451,557
4.00%, 05/01/49	4,318		4,521,831
4.00%, 09/01/49	4,351		4,606,178
4.00%, 03/01/50	1,384		1,451,951
4.00%, 04/01/50	2,249		2,371,207
4.00%, 05/01/50	2,030		2,132,149
4.00%, 09/01/50	11,388		11,972,983
4.00%, 10/01/50	4,213		4,432,397
4.50%, 04/01/22	0	(b)	313
4.50%, 03/01/23	1		658
4.50%, 04/01/23	1		676
4.50%, 05/01/23	3		2,677
4.50%, 05/01/23	0	(b)	75
4.50%, 06/01/23	1		946
4.50%, 01/01/24	3		2,082
4.50%, 02/01/24	1		866
4.50%, 04/01/24	12		12,264
4.50%, 07/01/24	128		131,560
4.50%, 07/01/24	0	(b)	339
4.50%, 08/01/24	48		49,256
4.50%, 09/01/24	102		105,197
4.50%, 10/01/24	138		142,211
4.50%, 11/01/24	22		22,274
4.50%, 04/01/25	8		7,890
4.50%, 05/01/25	2		2,151
4.50%, 07/01/25	4		4,479
4.50%, 08/01/25	15		15,309
4.50%, 09/01/25	9		8,807
4.50%, 09/01/26	14		13,997
4.50%, 08/01/30	830		883,276

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/33	$2		$2,369
4.50%, 03/01/34	1		626
4.50%, 04/01/34	2		2,117
4.50%, 05/01/34	0	(b)	372
4.50%, 06/01/34	1		541
4.50%, 06/01/35	2		1,996
4.50%, 08/01/35	53		58,326
4.50%, 10/01/35	3		3,469
4.50%, 11/01/35	23		24,598
4.50%, 01/01/36	5		5,851
4.50%, 08/01/36	9		9,301
4.50%, 05/01/38	43		46,743
4.50%, 06/01/38	47		50,723
4.50%, 07/01/38	2		1,930
4.50%, 10/01/38	1		611
4.50%, 02/01/39	45		49,765
4.50%, 02/01/39	0	(b)	372
4.50%, 03/01/39	2,774		2,999,767
4.50%, 03/01/39	0	(b)	290
4.50%, 04/01/39	41		42,709
4.50%, 05/01/39	2,780		3,008,625
4.50%, 06/01/39	79		85,100
4.50%, 07/01/39	196		211,746
4.50%, 08/01/39	73		78,364
4.50%, 09/01/39	298		322,724
4.50%, 10/01/39	2,629		2,844,816
4.50%, 11/01/39	70		74,567
4.50%, 12/01/39	162		174,874
4.50%, 01/01/40	69		75,123
4.50%, 02/01/40	347		374,992
4.50%, 03/01/40	9		10,103
4.50%, 04/01/40	103		111,208
4.50%, 05/01/40	70		76,244
4.50%, 06/01/40	20		21,322
4.50%, 07/01/40	66		70,683
4.50%, 08/01/40	213		230,984
4.50%, 09/01/40	1,981		2,142,229
4.50%, 10/01/40	21		22,353
4.50%, 11/01/40	1		1,390
4.50%, 01/01/41	6		6,845
4.50%, 02/01/41	3,123		3,376,477
4.50%, 03/01/41	148		158,323
4.50%, 04/01/41	146		157,031
4.50%, 05/01/41	3,974		4,298,611
4.50%, 06/01/41	5,176		5,596,260
4.50%, 07/01/41	78		85,146
4.50%, 08/01/41	581		627,049
4.50%, 10/01/41	197		213,263
4.50%, 11/01/41	15		16,614
4.50%, 01/01/42	9		9,826
4.50%, 03/01/42	34		36,610
4.50%, 05/01/42	2,287		2,474,157
4.50%, 09/01/43	1,599		1,753,283
4.50%, 10/01/43	1,166		1,263,191
4.50%, 11/01/43	219		236,196
4.50%, 12/01/43	188		203,634
4.50%, 01/01/44	160		172,621
4.50%, 02/01/44	619		668,344
4.50%, 03/01/44	1,552		1,686,626
4.50%, 04/01/44	6		6,988

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/44	$243		$260,742
4.50%, 06/01/44	246		264,690
4.50%, 07/01/44	175		188,353
4.50%, 08/01/44	32		34,696
4.50%, 09/01/44	58		62,155
4.50%, 10/01/44	586		632,924
4.50%, 11/01/44	827		891,342
4.50%, 12/01/44	1,583		1,711,711
4.50%, 01/01/45	2,033		2,189,942
4.50%, 03/01/45	388		418,119
4.50%, 06/01/45	202		217,037
4.50%, 07/01/45	1,653		1,781,067
4.50%, 08/01/45	736		791,388
4.50%, 09/01/45	505		543,194
4.50%, 10/01/45	399		428,480
4.50%, 11/01/45	70		75,426
4.50%, 01/01/46	467		506,112
4.50%, 03/01/46	443		482,410
4.50%, 04/01/46	381		407,392
4.50%, 05/01/46	1,748		1,886,341
4.50%, 06/01/46	6,174		6,684,339
4.50%, 07/01/46	2,023		2,204,802
4.50%, 08/01/46	188		200,905
4.50%, 09/01/46	3,385		3,654,651
4.50%, 02/01/47	719		774,245
4.50%, 04/01/47	174		187,892
4.50%, 05/01/47	1,856		1,969,185
4.50%, 06/01/47	3,817		4,063,870
4.50%, 07/01/47	265		281,123
4.50%, 08/01/47	1,569		1,691,445
4.50%, 09/01/47	909		996,829
4.50%, 11/01/47	299		317,119
4.50%, 05/01/48	1,482		1,600,498
4.50%, 06/01/48	2,899		3,112,391
4.50%, 07/01/48	1,150		1,234,965
4.50%, 08/01/48	1,968		2,101,842
4.50%, 09/01/48	1,538		1,631,696
4.50%, 10/01/48	7,414		8,002,187
4.50%, 11/01/48	1,976		2,143,067
4.50%, 12/01/48	1,804		1,935,363
4.50%, 01/01/49	1,375		1,458,559
4.50%, 02/01/49	1,064		1,147,443
4.50%, 03/01/49	5,255		5,645,087
4.50%, 05/01/49	766		812,118
4.50%, 02/01/50	3,355		3,558,785
4.50%, 03/01/50	1,073		1,142,766
4.50%, 04/01/50	3,645		3,860,144
4.50%, 10/01/50	1,969		2,097,910
5.00%, 04/01/22	0	(b)	8
5.00%, 08/01/22	0	(b)	37
5.00%, 09/01/22	0	(b)	95
5.00%, 11/01/22	0	(b)	161
5.00%, 12/01/22	0	(b)	155
5.00%, 05/01/23	1		762
5.00%, 06/01/23	9		8,893
5.00%, 07/01/23	1		1,326
5.00%, 08/01/23	0	(b)	446
5.00%, 09/01/23	0	(b)	63
5.00%, 12/01/23	7		6,925
5.00%, 01/01/24	1		704

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 07/01/24	$1		$683
5.00%, 10/01/24	5		5,375
5.00%, 12/01/24	0	(b)	20
5.00%, 12/01/24	2		2,275
5.00%, 06/01/25	2		2,042
5.00%, 08/01/25	356		383,824
5.00%, 06/01/26	23		23,312
5.00%, 02/01/30	5		5,188
5.00%, 04/01/33	2		2,583
5.00%, 06/01/33	246		267,729
5.00%, 08/01/33	418		457,207
5.00%, 09/01/33	57		61,267
5.00%, 10/01/33	112		122,472
5.00%, 11/01/33	56		61,187
5.00%, 12/01/33	589		642,775
5.00%, 01/01/34	7		7,457
5.00%, 03/01/34	14		16,181
5.00%, 04/01/34	14		16,240
5.00%, 05/01/34	62		68,477
5.00%, 06/01/34	24		26,538
5.00%, 11/01/34	7		7,254
5.00%, 12/01/34	10		10,603
5.00%, 01/01/35	4		4,798
5.00%, 02/01/35	5		5,308
5.00%, 04/01/35	3		3,731
5.00%, 05/01/35	16		17,403
5.00%, 06/01/35	13		14,305
5.00%, 07/01/35	2,903		3,179,253
5.00%, 08/01/35	554		607,832
5.00%, 09/01/35	103		112,805
5.00%, 09/01/35	0	(b)	381
5.00%, 10/01/35	12		12,089
5.00%, 10/01/35	0	(b)	521
5.00%, 11/01/35	0	(b)	722
5.00%, 11/01/35	34		37,542
5.00%, 12/01/35	65		71,504
5.00%, 01/01/36	372		406,995
5.00%, 03/01/36	1		1,627
5.00%, 04/01/36	11		11,772
5.00%, 06/01/36	46		51,129
5.00%, 07/01/36	0	(b)	516
5.00%, 08/01/36	21		23,460
5.00%, 10/01/36	38		41,566
5.00%, 11/01/36	971		1,062,355
5.00%, 01/01/37	536		586,799
5.00%, 02/01/37	473		518,037
5.00%, 06/01/37	21		23,792
5.00%, 01/01/38	5		5,886
5.00%, 02/01/38	735		805,716
5.00%, 03/01/38	2,961		3,259,104
5.00%, 04/01/38	60		65,366
5.00%, 05/01/38	3		2,970
5.00%, 06/01/38	8		8,982
5.00%, 09/01/38	13		13,600
5.00%, 11/01/38	12		12,905
5.00%, 12/01/38	423		466,861
5.00%, 01/01/39	156		171,879
5.00%, 02/01/39	32		35,944
5.00%, 03/01/39	15		16,414
5.00%, 05/01/39	106		117,458

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/39	$2		$2,523
5.00%, 07/01/39	19		20,957
5.00%, 08/01/39	3,900		4,297,159
5.00%, 09/01/39	37		41,355
5.00%, 10/01/39	460		506,949
5.00%, 12/01/39	21		23,029
5.00%, 01/01/40	292		322,585
5.00%, 02/01/40	75		81,411
5.00%, 03/01/40	1,359		1,500,772
5.00%, 04/01/40	180		198,753
5.00%, 06/01/40	3		3,003
5.00%, 07/01/40	181		199,273
5.00%, 08/01/40	2,029		2,237,252
5.00%, 09/01/40	995		1,096,585
5.00%, 11/01/40	72		79,837
5.00%, 02/01/41	251		276,097
5.00%, 03/01/41	3		3,296
5.00%, 04/01/41	84		92,091
5.00%, 05/01/41	4		4,151
5.00%, 07/01/41	316		349,408
5.00%, 08/01/41	1,643		1,812,335
5.00%, 09/01/41	169		186,454
5.00%, 10/01/41	108		119,836
5.00%, 11/01/41	1		985
5.00%, 04/01/44	111		122,431
5.00%, 03/01/47	2,904		3,192,860
5.00%, 05/01/47	24		25,985
5.00%, 07/01/47	2,016		2,173,759
5.00%, 03/01/48	1,126		1,224,216
5.00%, 04/01/48	2,416		2,605,942
5.00%, 05/01/48	1,434		1,546,818
5.00%, 06/01/48	454		502,605
5.00%, 07/01/48	958		1,032,973
5.00%, 08/01/48	8,450		9,113,202
5.00%, 09/01/48	941		1,036,268
5.00%, 10/01/48	2,485		2,725,324
5.00%, 11/01/48	1,723		1,878,097
5.00%, 01/01/49	2,186		2,408,542
5.00%, 02/01/49	808		878,211
5.00%, 04/01/49	550		596,285
5.00%, 05/01/50	618		671,659
5.50%, 05/01/22	0	(b)	2
5.50%, 09/01/22	0	(b)	130
5.50%, 10/01/22	0	(b)	28
5.50%, 01/01/23	0	(b)	54
5.50%, 04/01/23	1		861
5.50%, 04/01/23	0	(b)	33
5.50%, 07/01/24	0	(b)	187
5.50%, 02/01/29	0	(b)	413
5.50%, 04/01/29	4		3,762
5.50%, 07/01/31	0	(b)	185
5.50%, 11/01/31	0	(b)	201
5.50%, 12/01/31	1		1,447
5.50%, 01/01/32	0	(b)	110
5.50%, 02/01/32	1		954
5.50%, 04/01/32	14		14,682
5.50%, 09/01/32	41		43,888
5.50%, 09/01/32	0	(b)	251
5.50%, 10/01/32	14		15,595
5.50%, 11/01/32	1		883

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/32	$42		$46,475
5.50%, 01/01/33	7		7,794
5.50%, 01/01/33	0	(b)	493
5.50%, 03/01/33	4		4,311
5.50%, 04/01/33	0	(b)	305
5.50%, 04/01/33	16		17,550
5.50%, 05/01/33	7		8,057
5.50%, 06/01/33	21		23,206
5.50%, 07/01/33	21		22,726
5.50%, 08/01/33	2		1,858
5.50%, 09/01/33	2		2,618
5.50%, 10/01/33	159		177,718
5.50%, 10/01/33	0	(b)	404
5.50%, 11/01/33	13		14,617
5.50%, 12/01/33	1		758
5.50%, 01/01/34	0	(b)	528
5.50%, 01/01/34	63		70,947
5.50%, 02/01/34	769		849,593
5.50%, 03/01/34	247		273,714
5.50%, 07/01/34	9		11,102
5.50%, 08/01/34	10		11,002
5.50%, 09/01/34	2		1,876
5.50%, 10/01/34	134		149,413
5.50%, 11/01/34	0	(b)	424
5.50%, 11/01/34	1		1,523
5.50%, 12/01/34	236		264,788
5.50%, 12/01/34	0	(b)	500
5.50%, 01/01/35	1,631		1,819,422
5.50%, 02/01/35	450		502,628
5.50%, 03/01/35	15		15,481
5.50%, 04/01/35	214		231,819
5.50%, 05/01/35	733		816,705
5.50%, 05/01/35	0	(b)	185
5.50%, 06/01/35	1,939		2,159,134
5.50%, 07/01/35	13		14,352
5.50%, 08/01/35	95		101,004
5.50%, 09/01/35	6		6,389
5.50%, 10/01/35	110		121,605
5.50%, 11/01/35	20		21,468
5.50%, 12/01/35	425		475,860
5.50%, 01/01/36	20		22,085
5.50%, 02/01/36	0	(b)	498
5.50%, 02/01/36	15		16,121
5.50%, 03/01/36	40		44,727
5.50%, 04/01/36	4		4,960
5.50%, 05/01/36	576		642,197
5.50%, 06/01/36	17		18,723
5.50%, 07/01/36	854		952,099
5.50%, 08/01/36	107		119,986
5.50%, 08/01/36	0	(b)	447
5.50%, 09/01/36	1		543
5.50%, 11/01/36	13		15,131
5.50%, 12/01/36	0	(b)	210
5.50%, 12/01/36	8		8,601
5.50%, 01/01/37	84		93,674
5.50%, 02/01/37	15		16,125
5.50%, 02/01/37	0	(b)	338
5.50%, 03/01/37	5		5,433
5.50%, 04/01/37	18		20,639
5.50%, 05/01/37	54		60,327

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 05/01/37	$0	(b)	$279
5.50%, 07/01/37	10		11,189
5.50%, 09/01/37	9		10,515
5.50%, 11/01/37	19		21,957
5.50%, 12/01/37	10		11,384
5.50%, 01/01/38	34		38,202
5.50%, 02/01/38	7		7,320
5.50%, 04/01/38	871		975,564
5.50%, 04/01/38	0	(b)	330
5.50%, 05/01/38	368		412,225
5.50%, 05/01/38	0	(b)	140
5.50%, 06/01/38	47		52,612
5.50%, 06/01/38	0	(b)	470
5.50%, 07/01/38	131		146,749
5.50%, 07/01/38	0	(b)	345
5.50%, 08/01/38	34		37,790
5.50%, 09/01/38	116		130,629
5.50%, 10/01/38	38		42,600
5.50%, 11/01/38	17		19,665
5.50%, 11/01/38	0	(b)	140
5.50%, 12/01/38	129		144,844
5.50%, 12/01/38	0	(b)	493
5.50%, 01/01/39	1,768		1,973,127
5.50%, 02/01/39	62		68,863
5.50%, 03/01/39	1		1,349
5.50%, 04/01/39	22		24,509
5.50%, 05/01/39	20		22,087
5.50%, 06/01/39	43		47,098
5.50%, 09/01/39	675		769,831
5.50%, 10/01/39	6		6,226
5.50%, 11/01/39	1,376		1,539,948
5.50%, 12/01/39	150		157,875
5.50%, 01/01/40	104		117,433
5.50%, 02/01/40	32		35,903
5.50%, 03/01/40	7		8,200
5.50%, 05/01/40	13		14,480
5.50%, 06/01/40	31		34,745
5.50%, 03/01/41	10		10,959
5.50%, 06/01/41	4,287		4,775,487
6.00%, 11/01/22	0	(b)	28
6.00%, 12/01/22	7		7,526
6.00%, 10/01/25	0	(b)	135
6.00%, 11/01/25	0	(b)	113
6.00%, 02/01/26	1		641
6.00%, 08/01/26	1		1,108
6.00%, 02/01/28	0	(b)	67
6.00%, 04/01/28	2		1,596
6.00%, 06/01/28	0	(b)	449
6.00%, 06/01/28	2		2,182
6.00%, 07/01/28	3		3,166
6.00%, 11/01/28	1		819
6.00%, 12/01/28	0	(b)	382
6.00%, 01/01/29	6		6,129
6.00%, 02/01/29	0	(b)	88
6.00%, 03/01/29	4		4,824
6.00%, 03/01/29	0	(b)	510
6.00%, 05/01/29	5		5,383
6.00%, 06/01/29	0	(b)	365
6.00%, 07/01/29	1		1,083
6.00%, 07/01/29	0	(b)	530

S C H E D U L E O F I N V E S T M E N T S	105

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 09/01/29	$0	(b)	$460
6.00%, 12/01/30	6		6,135
6.00%, 03/01/31	1		1,086
6.00%, 04/01/31	0	(b)	388
6.00%, 06/01/31	1		865
6.00%, 06/01/31	0	(b)	224
6.00%, 08/01/31	0	(b)	263
6.00%, 10/01/31	0	(b)	354
6.00%, 12/01/31	1		903
6.00%, 01/01/32	28		30,303
6.00%, 01/01/32	0	(b)	183
6.00%, 02/01/32	3		3,654
6.00%, 02/01/32	0	(b)	596
6.00%, 03/01/32	18		19,945
6.00%, 03/01/32	0	(b)	230
6.00%, 04/01/32	1		673
6.00%, 09/01/32	3		3,122
6.00%, 10/01/32	5		4,831
6.00%, 11/01/32	5		4,976
6.00%, 11/01/32	0	(b)	249
6.00%, 12/01/32	79		85,973
6.00%, 12/01/32	0	(b)	233
6.00%, 01/01/33	4		4,398
6.00%, 02/01/33	5		5,875
6.00%, 03/01/33	8		8,353
6.00%, 03/01/33	0	(b)	442
6.00%, 04/01/33	3		3,565
6.00%, 05/01/33	0	(b)	162
6.00%, 09/01/33	5		5,137
6.00%, 10/01/33	14		16,104
6.00%, 10/01/33	0	(b)	522
6.00%, 11/01/33	18		19,428
6.00%, 05/01/34	10		10,960
6.00%, 06/01/34	13		15,483
6.00%, 07/01/34	11		12,210
6.00%, 08/01/34	0	(b)	303
6.00%, 08/01/34	4		3,477
6.00%, 10/01/34	9		9,622
6.00%, 12/01/34	3		3,208
6.00%, 05/01/35	11		11,114
6.00%, 06/01/35	4		4,443
6.00%, 07/01/35	0	(b)	217
6.00%, 07/01/35	3		2,804
6.00%, 08/01/35	25		28,558
6.00%, 09/01/35	2		2,764
6.00%, 12/01/35	6		7,016
6.00%, 01/01/36	5		4,955
6.00%, 02/01/36	7		8,349
6.00%, 03/01/36	2		2,599
6.00%, 05/01/36	13		15,705
6.00%, 06/01/36	18		20,738
6.00%, 07/01/36	10		11,198
6.00%, 08/01/36	3		3,311
6.00%, 09/01/36	340		385,103
6.00%, 10/01/36	468		527,441
6.00%, 11/01/36	26		29,937
6.00%, 12/01/36	83		93,127
6.00%, 12/01/36	0	(b)	448
6.00%, 01/01/37	4		3,576
6.00%, 02/01/37	331		377,094

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 03/01/37	$7		$6,985
6.00%, 05/01/37	8		8,539
6.00%, 07/01/37	6		5,856
6.00%, 08/01/37	14		16,090
6.00%, 08/01/37	0	(b)	250
6.00%, 09/01/37	8		9,564
6.00%, 10/01/37	24		26,790
6.00%, 10/01/37	0	(b)	132
6.00%, 11/01/37	13		14,588
6.00%, 12/01/37	57		64,116
6.00%, 01/01/38	71		80,584
6.00%, 02/01/38	2		2,457
6.00%, 04/01/38	31		35,504
6.00%, 05/01/38	37		42,394
6.00%, 06/01/38	17		19,616
6.00%, 07/01/38	24		27,382
6.00%, 08/01/38	0	(b)	353
6.00%, 08/01/38	17		19,121
6.00%, 09/01/38	1,458		1,657,035
6.00%, 10/01/38	1		999
6.00%, 10/01/38	0	(b)	455
6.00%, 11/01/38	6		6,426
6.00%, 12/01/38	2		2,537
6.00%, 01/01/39	16		17,511
6.00%, 02/01/39	2		2,158
6.00%, 11/01/39	4		5,141
6.00%, 12/01/39	1		1,154
6.00%, 04/01/40	8		8,912
6.00%, 07/01/40	4,307		4,894,725
6.50%, 03/01/24	0	(b)	366
6.50%, 04/01/24	0	(b)	100
6.50%, 06/01/24	0	(b)	81
6.50%, 07/01/24	1		576
6.50%, 09/01/24	3		3,241
6.50%, 12/01/25	0	(b)	156
6.50%, 01/01/26	0	(b)	137
6.50%, 02/01/26	0	(b)	281
6.50%, 03/01/26	0	(b)	354
6.50%, 04/01/26	1		1,276
6.50%, 03/01/27	0	(b)	343
6.50%, 04/01/28	0	(b)	246
6.50%, 05/01/28	1		804
6.50%, 06/01/28	0	(b)	450
6.50%, 07/01/28	1		983
6.50%, 09/01/28	2		1,102
6.50%, 09/01/28	0	(b)	111
6.50%, 10/01/28	0	(b)	896
6.50%, 12/01/28	3		2,772
6.50%, 01/01/29	4		3,875
6.50%, 02/01/29	4		3,381
6.50%, 03/01/29	4		4,148
6.50%, 04/01/29	0	(b)	800
6.50%, 04/01/29	4		3,797
6.50%, 05/01/29	0	(b)	1,279
6.50%, 06/01/29	0	(b)	740
6.50%, 07/01/29	0	(b)	740
6.50%, 08/01/29	3		3,790
6.50%, 09/01/29	5		5,768
6.50%, 08/01/30	1		1,117
6.50%, 01/01/31	0	(b)	149

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/01/31	$1		$978
6.50%, 05/01/31	1		1,009
6.50%, 05/01/31	0	(b)	71
6.50%, 06/01/31	0	(b)	233
6.50%, 06/01/31	9		9,452
6.50%, 07/01/31	2		2,113
6.50%, 07/01/31	0	(b)	103
6.50%, 08/01/31	0	(b)	455
6.50%, 08/01/31	4		3,395
6.50%, 09/01/31	2		1,489
6.50%, 10/01/31	0	(b)	455
6.50%, 11/01/31	1		644
6.50%, 12/01/31	6		6,954
6.50%, 01/01/32	0	(b)	50
6.50%, 02/01/32	3		3,685
6.50%, 02/01/32	0	(b)	505
6.50%, 03/01/32	0	(b)	504
6.50%, 03/01/32	5		4,333
6.50%, 04/01/32	2		2,462
6.50%, 04/01/32	0	(b)	147
6.50%, 05/01/32	0	(b)	222
6.50%, 07/01/32	1		975
6.50%, 08/01/32	9		8,829
6.50%, 08/01/32	0	(b)	909
6.50%, 09/01/32	1		1,369
6.50%, 10/01/32	2		2,539
6.50%, 11/01/32	1		939
6.50%, 12/01/32	3		3,430
6.50%, 12/01/33	7		7,188
6.50%, 04/01/34	23		26,241
6.50%, 07/01/34	2		2,094
6.50%, 09/01/34	5		5,010
6.50%, 01/01/35	3		3,017
6.50%, 04/01/35	1		824
6.50%, 08/01/35	6		6,515
6.50%, 02/01/36	0	(b)	517
6.50%, 06/01/36	1		1,429
6.50%, 08/01/36	1		1,660
6.50%, 09/01/36	39		44,020
6.50%, 10/01/36	11		13,082
6.50%, 11/01/36	1		1,086
6.50%, 08/01/37	3		3,297
6.50%, 10/01/37	12		13,484
6.50%, 11/01/37	4		4,726
6.50%, 12/01/37	0	(b)	248
6.50%, 12/01/37	19		21,073
6.50%, 01/01/38	1		960
6.50%, 02/01/38	19		21,416
6.50%, 07/01/38	2		2,687
6.50%, 08/01/38	1		1,194
6.50%, 10/01/38	1		580
6.50%, 12/01/38	3		3,238
6.50%, 01/01/39	11		12,288
6.50%, 09/01/39	21		23,941
7.00%, 04/01/23	0	(b)	102
7.00%, 07/01/23	0	(b)	134
7.00%, 09/01/23	0	(b)	41
7.00%, 02/01/24	0	(b)	13
7.00%, 05/01/24	0	(b)	129
7.00%, 07/01/24	0	(b)	67

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 12/01/25	$0	(b)	$13
7.00%, 03/01/26	0	(b)	324
7.00%, 03/01/26	1		949
7.00%, 06/01/26	0	(b)	206
7.00%, 12/01/26	0	(b)	187
7.00%, 01/01/27	0	(b)	125
7.00%, 02/01/27	1		572
7.00%, 03/01/27	0	(b)	168
7.00%, 04/01/27	0	(b)	41
7.00%, 05/01/27	0	(b)	65
7.00%, 09/01/27	1		921
7.00%, 10/01/27	0	(b)	341
7.00%, 11/01/27	0	(b)	396
7.00%, 12/01/27	1		814
7.00%, 12/01/27	0	(b)	113
7.00%, 05/01/28	1		728
7.00%, 07/01/28	0	(b)	31
7.00%, 10/01/28	0	(b)	393
7.00%, 11/01/28	1		1,040
7.00%, 12/01/28	2		2,003
7.00%, 03/01/29	0	(b)	267
7.00%, 06/01/29	2		1,872
7.00%, 06/01/29	0	(b)	88
7.00%, 07/01/29	0	(b)	699
7.00%, 07/01/29	3		2,877
7.00%, 09/01/29	0	(b)	235
7.00%, 10/01/29	1		1,462
7.00%, 01/01/30	0	(b)	18
7.00%, 02/01/30	0	(b)	118
7.00%, 05/01/30	0	(b)	206
7.00%, 12/01/30	0	(b)	525
7.00%, 01/01/31	0	(b)	19
7.00%, 01/01/31	1		904
7.00%, 02/01/31	1		913
7.00%, 05/01/31	0	(b)	519
7.00%, 07/01/31	1		1,394
7.00%, 08/01/31	1		1,628
7.00%, 09/01/31	2		2,626
7.00%, 12/01/31	2		1,970
7.00%, 02/01/32	2		1,644
7.00%, 03/01/32	3		3,917
7.00%, 05/01/32	1		1,403
7.00%, 05/01/32	0	(b)	422
7.00%, 06/01/32	1		1,504
7.00%, 06/01/32	0	(b)	466
7.00%, 07/01/32	4		4,540
7.00%, 08/01/32	3		3,125
7.00%, 09/01/32	1		911
7.00%, 11/01/32	1		1,012
7.00%, 10/01/33	9		10,701
7.00%, 11/01/36	2		2,187
7.00%, 12/01/36	6		7,143
7.00%, 09/01/38	2		1,895
7.50%, 01/01/23	0	(b)	18
7.50%, 04/01/23	0	(b)	317
7.50%, 01/01/24	0	(b)	11
7.50%, 05/01/24	0	(b)	29
7.50%, 06/01/24	0	(b)	12
7.50%, 11/01/25	0	(b)	184
7.50%, 01/01/26	0	(b)	571

S C H E D U L E O F I N V E S T M E N T S	107

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 03/01/26	$0	(b)	$234
7.50%, 04/01/26	0	(b)	112
7.50%, 05/01/26	0	(b)	177
7.50%, 10/01/26	0	(b)	217
7.50%, 12/01/26	0	(b)	27
7.50%, 01/01/27	0	(b)	267
7.50%, 04/01/27	0	(b)	127
7.50%, 06/01/27	0	(b)	84
7.50%, 08/01/27	0	(b)	239
7.50%, 09/01/27	0	(b)	63
7.50%, 12/01/27	1		643
7.50%, 03/01/28	1		917
7.50%, 07/01/28	0	(b)	183
7.50%, 11/01/28	0	(b)	199
7.50%, 07/01/29	8		8,649
7.50%, 12/01/29	0	(b)	77
7.50%, 01/01/30	0	(b)	186
7.50%, 03/01/30	0	(b)	81
7.50%, 05/01/30	0	(b)	100
7.50%, 06/01/30	0	(b)	39
7.50%, 07/01/30	0	(b)	13
7.50%, 08/01/30	0	(b)	152
7.50%, 08/01/30	1		546
7.50%, 09/01/30	1		1,366
7.50%, 10/01/30	0	(b)	103
7.50%, 10/01/30	1		688
7.50%, 11/01/30	1		1,101
7.50%, 12/01/30	1		782
7.50%, 01/01/31	0	(b)	43
7.50%, 02/01/31	0	(b)	92
7.50%, 09/01/31	1		1,352
7.50%, 01/01/32	1		1,704
8.00%, 07/01/22	0	(b)	140
8.00%, 08/01/22	0	(b)	7
8.00%, 11/01/22	0	(b)	1
8.00%, 12/01/22	0	(b)	210
8.00%, 12/01/23	0	(b)	9
8.00%, 04/01/24	0	(b)	45
8.00%, 05/01/24	0	(b)	23
8.00%, 05/01/25	0	(b)	139
8.00%, 10/01/25	0	(b)	47
8.00%, 11/01/25	0	(b)	376
8.00%, 09/01/26	1		742
8.00%, 10/01/26	0	(b)	166
8.00%, 11/01/26	0	(b)	344
8.00%, 03/01/27	0	(b)	278
8.00%, 05/01/27	0	(b)	298
8.00%, 06/01/27	0	(b)	155
8.00%, 09/01/27	0	(b)	158
8.00%, 11/01/27	0	(b)	66
8.00%, 10/01/29	0	(b)	99
8.00%, 11/01/29	1		628
8.00%, 12/01/29	0	(b)	169
8.00%, 01/01/30	0	(b)	72
8.00%, 03/01/30	1		860
8.00%, 07/01/30	0	(b)	59
8.00%, 06/01/31	2		2,185
8.50%, 03/01/23	0	(b)	72
8.50%, 06/01/24	0	(b)	13
8.50%, 11/01/24	0	(b)	48

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.50%, 01/01/25	$0	(b)	$66
8.50%, 03/01/25	0	(b)	122
8.50%, 06/01/25	0	(b)	47
8.50%, 09/01/25	0	(b)	147
8.50%, 07/01/30	0	(b)	330
9.00%, 03/01/24	0	(b)	1
9.00%, 04/01/25	0	(b)	84
9.00%, 10/01/25	0	(b)	74
9.50%, 06/01/25	0	(b)	65
10.00%, 04/01/25	0	(b)	39
Federal National Mortgage Association
1.50%, 11/01/35	1,324		1,289,420
1.50%, 12/01/35	6,867		6,691,527
1.50%, 01/01/36	5,518		5,374,830
1.50%, 06/01/36	1,669		1,625,819
1.50%, 07/01/36	1,138		1,108,819
1.50%, 08/01/36	2,658		2,590,906
1.50%, 09/01/36	9,473		9,226,409
1.50%, 10/01/36	19,453		18,950,990
1.50%, 11/01/36	18,493		18,016,605
1.50%, 12/01/36	3,380		3,293,966
1.50%, 02/01/37	98,925		96,338,001
1.50%, 03/01/37	82,951		80,704,696
1.50%, 11/01/50	60,806		56,515,619
1.50%, 01/01/51	27,902		25,932,957
1.50%, 11/01/51	105,808		98,192,687
1.79%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	862		898,491
1.95%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	715		749,235
2.00%, 06/01/35	1,839		1,828,038
2.00%, 08/01/35	3,326		3,305,723
2.00%, 09/01/35	8,042		7,995,422
2.00%, 10/01/35	13,452		13,365,105
2.00%, 11/01/35	45,933		45,649,450
2.00%, 12/01/35	22,806		22,671,329
2.00%, 01/01/36	37,372		37,156,144
2.00%, 02/01/36	1,072		1,066,144
2.00%, 03/01/36	5,590		5,557,558
2.00%, 04/01/36	7,591		7,550,531
2.00%, 05/01/36	3,330		3,308,118
2.00%, 06/01/36	72,438		71,971,902
2.00%, 07/01/36	5,208		5,181,233
2.00%, 08/01/36	7,798		7,750,426
2.00%, 10/01/36	3,420		3,399,632
2.00%, 11/01/36	34,080		33,879,219
2.00%, 12/01/36	81,931		81,432,542
2.00%, 01/01/37	28,725		28,549,836
2.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	68		70,782
2.00%, 07/01/50	64,473		62,130,176
2.00%, 09/01/50	6,496		6,259,535
2.00%, 10/01/50	61,262		59,036,673
2.00%, 11/01/50	39,697		38,186,182
2.00%, 12/01/50	38,772		37,325,502
2.00%, 01/01/51	9,953		9,558,388
2.00%, 02/01/51	152,527		146,748,263
2.00%, 03/01/51	130,952		125,912,712
2.00%, 04/01/51	72,662		69,803,807
2.00%, 05/01/51	7,474		7,193,040
2.00%, 06/01/51	143,200		137,664,939
2.00%, 07/01/51	202,948		195,133,240
2.00%, 08/01/51	291		279,625

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 09/01/51	$18,361	$17,649,912
2.00%, 10/01/51	252,189	242,244,600
2.00%, 11/01/51	183,102	175,834,689
2.00%, 12/01/51	272,332	261,493,905
2.00%, 02/01/52	405,751	389,336,499
2.07%, 09/01/41, (12 mo. LIBOR US + 1.815%)(a)	46	48,124
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	871	912,034
2.18%, 12/01/38, (12 mo. LIBOR US + 1.817%)(a)	217	224,234
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	346	357,529
2.50%, 10/01/30	1,612	1,638,582
2.50%, 08/01/31	1,680	1,707,669
2.50%, 12/01/31	425	434,169
2.50%, 03/01/32	1,469	1,492,794
2.50%, 02/01/35	17,139	17,413,874
2.50%, 03/01/35	10,201	10,339,842
2.50%, 04/01/35	2,327	2,356,424
2.50%, 05/01/35	1,580	1,604,182
2.50%, 06/01/35	5,861	5,942,451
2.50%, 07/01/35	14,440	14,680,188
2.50%, 08/01/35	18,537	18,844,085
2.50%, 09/01/35	10,813	10,992,291
2.50%, 10/01/35	1,972	2,004,290
2.50%, 11/01/35	1,529	1,552,645
2.50%, 12/01/35	2,592	2,631,805
2.50%, 01/01/36	1,042	1,058,612
2.50%, 02/01/36	9,172	9,330,226
2.50%, 03/01/36	8,852	8,993,503
2.50%, 04/01/36	4,293	4,361,793
2.50%, 06/01/36	3,919	3,968,012
2.50%, 07/01/36	1,117	1,138,139
2.50%, 02/01/37	305	309,730
2.50%, 05/01/43	527	529,191
2.50%, 06/01/46	378	377,512
2.50%, 12/01/47	460	459,645
2.50%, 05/01/50	14,029	13,912,941
2.50%, 06/01/50	22,044	21,844,242
2.50%, 07/01/50	12,815	12,692,222
2.50%, 08/01/50	14,014	13,926,234
2.50%, 09/01/50	50,528	50,097,340
2.50%, 10/01/50	165,670	164,169,447
2.50%, 11/01/50	288,988	286,122,728
2.50%, 12/01/50	53,617	53,096,786
2.50%, 01/01/51	10,409	10,297,483
2.50%, 03/01/51	1,809	1,789,334
2.50%, 04/01/51	13,091	12,961,571
2.50%, 05/01/51	20,641	20,413,828
2.50%, 06/01/51	1,056	1,050,343
2.50%, 07/01/51	166,461	164,586,129
2.50%, 08/01/51	165,572	163,775,890
2.50%, 09/01/51	47,921	47,432,716
2.50%, 10/01/51	127,367	125,900,064
2.50%, 11/01/51	52,333	51,797,837
2.50%, 12/01/51	94,816	93,660,547
2.50%, 01/01/52	124,208	122,672,849
2.50%, 03/01/52	56,999	56,336,013
3.00%, 05/01/27	212	217,200
3.00%, 12/01/28	730	749,649
3.00%, 05/01/29	1,681	1,726,065
3.00%, 03/01/30	2,501	2,571,218
3.00%, 07/01/30	1,598	1,652,058

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/31	$1,031	$1,060,445
3.00%, 08/01/31	42	43,325
3.00%, 09/01/31	1,242	1,278,843
3.00%, 11/01/31	1,088	1,119,683
3.00%, 08/01/32	597	614,363
3.00%, 10/01/32	242	249,705
3.00%, 09/01/33	2,746	2,827,831
3.00%, 09/01/34	3,497	3,595,422
3.00%, 11/01/34	979	1,010,912
3.00%, 02/01/35	5,361	5,527,140
3.00%, 03/01/35	12,891	13,272,620
3.00%, 05/01/35	1,213	1,253,946
3.00%, 07/01/35	4,746	4,884,676
3.00%, 09/01/35	713	732,808
3.00%, 10/01/35	74	76,643
3.00%, 07/01/36	970	1,001,671
3.00%, 11/01/42	3,401	3,497,058
3.00%, 02/01/43	2,479	2,551,636
3.00%, 06/01/43	574	593,172
3.00%, 07/01/43	2,483	2,554,546
3.00%, 08/01/45	489	500,381
3.00%, 07/01/46	411	420,594
3.00%, 08/01/46	745	763,000
3.00%, 09/01/46	14,006	14,330,776
3.00%, 10/01/46	1,553	1,589,186
3.00%, 11/01/46	9,018	9,226,727
3.00%, 12/01/46	664	680,402
3.00%, 01/01/47	857	877,247
3.00%, 02/01/47	14,599	14,978,238
3.00%, 03/01/47	5,622	5,693,811
3.00%, 07/01/47	2,574	2,633,509
3.00%, 09/01/47	468	478,240
3.00%, 01/01/48	2,959	3,027,197
3.00%, 07/01/48	2,993	3,062,006
3.00%, 02/01/49	2,406	2,462,011
3.00%, 09/01/49	6,917	7,023,962
3.00%, 10/01/49	3,375	3,424,242
3.00%, 11/01/49	1,022	1,052,402
3.00%, 12/01/49	10,744	10,892,780
3.00%, 01/01/50	1,042	1,073,226
3.00%, 02/01/50	28,569	29,068,667
3.00%, 03/01/50	44,671	45,290,704
3.00%, 04/01/50	12,449	12,590,768
3.00%, 05/01/50	15,779	16,026,928
3.00%, 06/01/50	5,687	5,786,908
3.00%, 07/01/50	7,195	7,285,339
3.00%, 08/01/50	57,546	58,421,714
3.00%, 09/01/50	6,729	6,825,759
3.00%, 10/01/50	6,505	6,590,629
3.00%, 11/01/50	51,441	52,488,764
3.00%, 12/01/50	2,578	2,615,928
3.00%, 01/01/51	4,093	4,159,936
3.00%, 05/01/51	7,268	7,353,398
3.00%, 06/01/51	22,411	22,719,887
3.00%, 07/01/51	13,979	14,128,057
3.00%, 08/01/51	15,426	15,593,037
3.00%, 10/01/51	2,328	2,374,292
3.50%, 06/01/30	606	628,401
3.50%, 05/01/32	363	374,538
3.50%, 06/01/32	1,916	1,990,665

S C H E D U L E O F I N V E S T M E N T S	109

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/32	$1,363	$1,412,140
3.50%, 04/01/33	2,081	2,162,368
3.50%, 12/01/33	746	779,436
3.50%, 04/01/34	3,497	3,663,920
3.50%, 05/01/34	749	780,257
3.50%, 11/01/34	3,388	3,535,221
3.50%, 12/01/34	2,750	2,869,509
3.50%, 02/01/35	2,148	2,245,347
3.50%, 03/01/35	3,701	3,865,457
3.50%, 05/01/35	2,226	2,316,907
3.50%, 06/01/35	481	499,001
3.50%, 10/01/35	887	927,610
3.50%, 11/01/35	2,872	3,022,393
3.50%, 12/01/35	2,522	2,653,980
3.50%, 11/01/40	73	76,063
3.50%, 01/01/42	856	896,388
3.50%, 07/01/43	2,219	2,345,534
3.50%, 10/01/43	2,500	2,642,699
3.50%, 05/01/44	2,583	2,731,293
3.50%, 06/01/44	709	741,520
3.50%, 11/01/44	16,844	17,621,467
3.50%, 08/01/45	6,456	6,779,733
3.50%, 09/01/45	2,903	3,023,771
3.50%, 11/01/45	8,608	8,967,706
3.50%, 12/01/45	1,936	2,016,324
3.50%, 01/01/46	2,680	2,791,903
3.50%, 02/01/46	1,862	1,938,660
3.50%, 04/01/46	1,092	1,141,967
3.50%, 05/01/46	638	664,732
3.50%, 06/01/46	3,679	3,834,397
3.50%, 09/01/46	1,279	1,337,427
3.50%, 01/01/47	4,567	4,806,967
3.50%, 05/01/47	3,196	3,329,028
3.50%, 07/01/47	44,161	46,222,834
3.50%, 12/01/47	10,428	10,834,873
3.50%, 01/01/48	2,600	2,705,386
3.50%, 03/01/48	16,535	17,225,626
3.50%, 07/01/48	2,535	2,641,061
3.50%, 11/01/48	497	522,209
3.50%, 01/01/49	2,869	2,987,380
3.50%, 08/01/49	14,377	14,997,599
3.50%, 10/01/49	174	180,653
3.50%, 11/01/49	13,698	14,262,042
3.50%, 12/01/49	11,701	12,140,037
3.50%, 01/01/50	2,590	2,701,585
3.50%, 02/01/50	1,007	1,055,395
3.50%, 03/01/50	3,896	4,051,977
3.50%, 04/01/50	3,372	3,502,843
3.50%, 05/01/50	1,625	1,695,629
3.50%, 06/01/50	2,002	2,072,694
3.50%, 07/01/50	1,636	1,717,147
3.50%, 08/01/50	3,173	3,333,811
3.50%, 09/01/50	3,893	4,057,035
3.50%, 10/01/50	2,259	2,360,597
3.50%, 05/01/51	1,154	1,195,167
3.50%, 09/01/51	2,666	2,772,276
3.50%, 10/01/51	999	1,042,571
3.50%, 11/01/51	6,908	7,294,765
4.00%, 07/01/33	850	898,618
4.00%, 09/01/33	2,552	2,649,183

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 11/01/33	$88	$90,918
4.00%, 06/01/34	526	555,814
4.00%, 08/01/34	275	285,879
4.00%, 10/01/34	609	632,120
4.00%, 11/01/35	385	408,322
4.00%, 12/01/40	596	635,828
4.00%, 11/01/43	410	436,471
4.00%, 01/01/44	940	1,001,194
4.00%, 05/01/44	6,449	6,861,282
4.00%, 01/01/46	184	197,112
4.00%, 02/01/46	144	152,147
4.00%, 03/01/46	3,741	3,981,237
4.00%, 04/01/46	1,456	1,533,797
4.00%, 01/01/47	328	345,775
4.00%, 02/01/47	9,252	9,846,610
4.00%, 03/01/47	469	492,830
4.00%, 04/01/47	334	351,018
4.00%, 05/01/47	1,916	2,011,832
4.00%, 10/01/47	5,907	6,206,271
4.00%, 01/01/48	836	878,328
4.00%, 02/01/48	6,323	6,641,993
4.00%, 04/01/48	2,007	2,108,181
4.00%, 05/01/48	1,712	1,803,068
4.00%, 07/01/48	2,541	2,664,038
4.00%, 09/01/48	1,156	1,211,276
4.00%, 10/01/48	7,145	7,519,792
4.00%, 11/01/48	3,232	3,395,634
4.00%, 12/01/48	2,145	2,256,376
4.00%, 02/01/49	299	314,986
4.00%, 03/01/49	8,561	9,013,704
4.00%, 04/01/49	5,926	6,242,635
4.00%, 06/01/49	25,161	26,431,655
4.00%, 09/01/49	16,099	17,017,422
4.00%, 11/01/49	2,442	2,587,130
4.00%, 12/01/49	22,645	23,825,208
4.00%, 03/01/50	12,256	12,867,740
4.00%, 04/01/50	1,756	1,847,705
4.00%, 05/01/50	915	961,094
4.00%, 12/01/50	5,248	5,517,017
4.00%, 05/01/51	1,144	1,202,792
4.00%, 10/01/51	1,284	1,352,920
4.00%, 01/01/57	5,388	5,887,998
4.00%, 02/01/57	6,041	6,602,110
4.50%, 10/01/26	1,751	1,808,801
4.50%, 01/01/40	1,458	1,576,520
4.50%, 02/01/40	265	287,086
4.50%, 03/01/40	163	177,534
4.50%, 04/01/40	49	53,294
4.50%, 02/01/41	341	368,762
4.50%, 03/01/41	487	526,015
4.50%, 07/01/41	117	126,908
4.50%, 08/01/41	238	257,317
4.50%, 09/01/41	91	98,349
4.50%, 07/01/42	3,349	3,619,196
4.50%, 02/01/44	1,159	1,263,445
4.50%, 02/01/45	1,542	1,667,171
4.50%, 03/01/45	1,381	1,492,631
4.50%, 10/01/45	5,449	5,972,350
4.50%, 03/01/47	438	479,822
4.50%, 08/01/47	5,211	5,707,219

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/47	$4,048	$4,292,106
4.50%, 04/01/48	700	742,398
4.50%, 06/01/48	1,588	1,683,610
4.50%, 08/01/48	7,005	7,434,817
4.50%, 10/01/48	2,608	2,779,175
4.50%, 12/01/48	25,150	26,721,611
4.50%, 04/01/49	13,142	14,092,621
4.50%, 05/01/49	562	595,391
4.50%, 08/01/49	932	987,208
4.50%, 09/01/49	1,924	2,038,925
4.50%, 02/01/50	3,199	3,389,133
4.50%, 03/01/50	7,818	8,336,988
4.50%, 04/01/50	11,401	12,089,213
4.50%, 08/01/50	2,410	2,560,460
4.50%, 09/01/50	1,015	1,085,810
5.00%, 05/01/34	685	746,562
5.00%, 10/01/47	662	716,075
5.00%, 06/01/48	1,481	1,615,304
5.00%, 07/01/48	1,162	1,256,105
5.00%, 02/01/49	2,929	3,186,033
5.00%, 04/01/49	2,377	2,591,928
5.00%, 11/01/49	1,548	1,669,066
5.00%, 03/01/50	620	669,766
5.00%, 01/01/51	1,570	1,706,083
Government National Mortgage Association
1.50%, 04/20/51	585	547,844
1.50%, 03/21/52	9,125	8,554,331
2.00%, 07/20/50	9,793	9,599,281
2.00%, 08/20/50	62,556	61,320,433
2.00%, 09/20/50	5,654	5,542,396
2.00%, 10/20/50	732	717,473
2.00%, 12/20/50	17,004	16,668,410
2.00%, 01/20/51	5,360	5,254,127
2.00%, 06/20/51	3,271	3,200,063
2.00%, 07/20/51	1,733	1,695,408
2.00%, 08/20/51	3,843	3,759,659
2.00%, 10/20/51	325,310	318,279,677
2.00%, 11/20/51	24,480	23,951,141
2.00%, 12/20/51	319,147	312,249,660
2.00%, 03/21/52(c)	447,190	437,198,098
2.50%, 03/20/27	44	44,942
2.50%, 08/20/27	58	59,206
2.50%, 09/20/27	74	74,865
2.50%, 01/20/28	251	253,746
2.50%, 04/20/28	140	141,605
2.50%, 11/20/30	114	115,953
2.50%, 04/20/32	348	352,945
2.50%, 12/20/42	512	517,051
2.50%, 03/15/43	56	56,394
2.50%, 03/20/43	193	194,604
2.50%, 04/15/43	32	32,493
2.50%, 01/20/45	21	20,956
2.50%, 04/15/45	40	40,678
2.50%, 06/15/45	66	66,214
2.50%, 10/20/45	12,057	12,170,775
2.50%, 09/15/46	17	16,784
2.50%, 10/15/46	390	391,017
2.50%, 11/20/46	250	252,117
2.50%, 12/20/46	11,352	11,453,674
2.50%, 01/20/47	5,258	5,304,687

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/20/47	$117	$117,487
2.50%, 10/20/49	2,561	2,561,148
2.50%, 04/20/50	252	252,980
2.50%, 06/20/50	19,991	20,038,305
2.50%, 08/20/50	11,471	11,497,943
2.50%, 09/20/50	31,676	31,750,106
2.50%, 01/20/51	88,416	88,623,562
2.50%, 02/20/51	91,148	91,167,077
2.50%, 05/20/51	233,647	233,694,854
2.50%, 06/20/51	3,956	3,956,844
2.50%, 07/20/51	223,306	223,352,172
2.50%, 08/20/51	123,276	123,301,172
2.50%, 09/20/51	12,664	12,666,472
2.50%, 12/20/51	51,734	51,744,166
2.50%, 01/20/52	24,927	24,931,729
2.50%, 03/21/52(c)	203,991	203,823,664
3.00%, 01/20/27	154	157,912
3.00%, 04/15/27	74	75,499
3.00%, 04/20/27	89	91,667
3.00%, 05/20/27	3,612	3,702,422
3.00%, 07/15/27	1,771	1,815,057
3.00%, 09/15/27	29	29,652
3.00%, 09/20/27	138	141,123
3.00%, 10/15/27	360	369,184
3.00%, 11/20/27	22	22,807
3.00%, 01/20/28	20	20,596
3.00%, 09/20/28	60	61,370
3.00%, 10/20/28	81	83,032
3.00%, 11/20/28	196	201,400
3.00%, 01/20/29	59	60,679
3.00%, 05/20/29	166	170,512
3.00%, 10/20/30	19	19,994
3.00%, 12/20/31	227	233,580
3.00%, 01/20/42	16	16,319
3.00%, 04/15/42	297	308,188
3.00%, 07/20/42	194	200,859
3.00%, 08/15/42	426	442,886
3.00%, 08/20/42	187	194,092
3.00%, 09/15/42	6,372	6,620,644
3.00%, 09/20/42	530	549,562
3.00%, 10/15/42	890	924,637
3.00%, 10/20/42	6,416	6,651,893
3.00%, 11/15/42	5,294	5,501,202
3.00%, 11/20/42	395	409,389
3.00%, 12/15/42	318	330,811
3.00%, 12/20/42	1,415	1,466,546
3.00%, 01/20/43	9,961	10,326,024
3.00%, 02/15/43	562	583,610
3.00%, 02/20/43	392	406,254
3.00%, 03/15/43	255	265,311
3.00%, 04/15/43	402	418,719
3.00%, 04/20/43	4,991	5,167,579
3.00%, 05/15/43	174	180,198
3.00%, 06/15/43	77	79,537
3.00%, 07/15/43	98	101,825
3.00%, 08/15/43	887	922,367
3.00%, 09/15/43	1,524	1,585,877
3.00%, 09/20/43	1,129	1,168,531
3.00%, 11/20/43	41	42,092
3.00%, 12/20/43	11	11,621

S C H E D U L E O F I N V E S T M E N T S	111

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/15/44	$373	$387,092
3.00%, 01/20/44	3,371	3,490,628
3.00%, 02/20/44	1,096	1,134,725
3.00%, 03/20/44	1,193	1,235,665
3.00%, 04/20/44	22	23,084
3.00%, 05/15/44	15	15,533
3.00%, 06/20/44	205	212,655
3.00%, 07/20/44	645	664,862
3.00%, 08/20/44	24,037	24,887,891
3.00%, 09/20/44	762	785,501
3.00%, 10/15/44	524	540,899
3.00%, 10/20/44	4,008	4,149,795
3.00%, 12/20/44	21	21,555
3.00%, 01/20/45	32	33,482
3.00%, 03/15/45	1,022	1,054,775
3.00%, 03/20/45	18	18,490
3.00%, 04/20/45	285	293,584
3.00%, 05/15/45	2,406	2,497,604
3.00%, 05/20/45	10,406	10,723,175
3.00%, 07/15/45	56	56,990
3.00%, 07/20/45	16,996	17,513,787
3.00%, 08/15/45	2,630	2,714,119
3.00%, 08/20/45	36,456	37,565,725
3.00%, 09/20/45	412	424,401
3.00%, 10/20/45	9,130	9,437,253
3.00%, 11/20/45	3,862	3,999,689
3.00%, 12/20/45	12,635	13,042,722
3.00%, 01/20/46	5,232	5,391,426
3.00%, 02/20/46	13,205	13,606,721
3.00%, 03/20/46	5,728	5,880,715
3.00%, 04/20/46	4,906	5,034,372
3.00%, 05/20/46	17,074	17,522,771
3.00%, 06/20/46	12,690	13,023,261
3.00%, 07/15/46	509	525,790
3.00%, 07/20/46	18,862	19,356,817
3.00%, 08/20/46	36,211	37,161,559
3.00%, 09/20/46	29,385	30,156,595
3.00%, 10/20/46	10,188	10,455,425
3.00%, 11/15/46	155	160,283
3.00%, 11/20/46	19,443	19,953,393
3.00%, 12/15/46	5,816	6,019,155
3.00%, 12/20/46	35,563	36,496,811
3.00%, 01/20/47	26,030	26,713,554
3.00%, 02/15/47	13,358	13,788,000
3.00%, 02/20/47	7,421	7,616,154
3.00%, 03/20/47	20,009	20,534,408
3.00%, 04/20/47	1,036	1,061,140
3.00%, 06/15/47	188	195,571
3.00%, 06/20/47	7,655	7,840,695
3.00%, 07/20/47	2,794	2,861,513
3.00%, 08/20/47	886	907,064
3.00%, 09/15/47	117	121,413
3.00%, 09/20/47	6,976	7,144,934
3.00%, 11/20/47	15,940	16,326,174
3.00%, 12/15/47	30	31,377
3.00%, 02/20/48	5,469	5,596,766
3.00%, 03/20/48	3,783	3,874,752
3.00%, 04/20/48	8,251	8,450,660
3.00%, 05/20/48	2,156	2,208,463
3.00%, 08/20/48	3,183	3,259,777

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/48	$1,890	$1,935,290
3.00%, 10/20/48	1,288	1,319,423
3.00%, 11/20/48	2,694	2,759,383
3.00%, 12/20/48	1,768	1,811,099
3.00%, 01/20/49	697	713,939
3.00%, 02/20/49	625	640,309
3.00%, 06/20/49	4,111	4,210,600
3.00%, 07/20/49	6,539	6,676,396
3.00%, 09/20/49	27,637	28,187,483
3.00%, 10/20/49	12,052	12,289,115
3.00%, 12/20/49	44,187	45,032,624
3.00%, 01/20/50	28,168	28,699,101
3.00%, 02/15/50	3,603	3,686,880
3.00%, 02/20/50	50,451	51,389,440
3.00%, 03/20/50	9,677	9,846,868
3.00%, 06/20/51	13,232	13,463,624
3.00%, 08/20/51	9,408	9,572,743
3.00%, 10/20/51	1,163	1,182,968
3.00%, 11/20/51	30,811	31,349,926
3.00%, 03/21/52(c)	47,612	48,402,433
3.50%, 08/15/24	143	144,973
3.50%, 12/15/25	6	6,167
3.50%, 02/15/26	107	109,077
3.50%, 05/15/26	19	19,256
3.50%, 12/20/26	92	94,510
3.50%, 03/20/27	16	16,501
3.50%, 04/20/27	53	54,647
3.50%, 01/20/29	11	11,691
3.50%, 07/15/29	191	197,439
3.50%, 02/20/31	72	72,619
3.50%, 01/15/41	14	14,304
3.50%, 01/20/41	84	89,362
3.50%, 09/15/41	204	215,541
3.50%, 10/15/41	21	21,972
3.50%, 11/15/41	74	78,786
3.50%, 11/20/41	387	410,676
3.50%, 12/15/41	2,056	2,166,819
3.50%, 01/15/42	205	216,105
3.50%, 01/20/42	138	146,970
3.50%, 02/15/42	438	461,003
3.50%, 02/20/42	84	89,445
3.50%, 03/15/42	187	196,957
3.50%, 03/20/42	11,392	12,081,267
3.50%, 04/15/42	484	511,208
3.50%, 05/15/42	518	546,672
3.50%, 05/20/42	114	121,088
3.50%, 06/15/42	132	139,536
3.50%, 07/15/42	440	463,774
3.50%, 08/15/42	55	58,064
3.50%, 08/20/42	1,151	1,221,069
3.50%, 09/15/42	1,366	1,440,653
3.50%, 09/20/42	15,372	16,301,463
3.50%, 10/15/42	1,186	1,251,204
3.50%, 10/20/42	16,110	17,084,465
3.50%, 11/15/42	486	513,144
3.50%, 11/20/42	16,238	17,219,968
3.50%, 12/20/42	12,747	13,517,355
3.50%, 01/15/43	401	422,877
3.50%, 01/20/43	2,021	2,142,368
3.50%, 02/15/43	108	113,754

112	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/15/43	$9,760	$10,290,299
3.50%, 03/20/43	41	43,462
3.50%, 04/15/43	127	133,586
3.50%, 04/20/43	2,984	3,174,445
3.50%, 05/15/43	1,054	1,112,156
3.50%, 06/15/43	9,658	10,181,262
3.50%, 08/15/43	277	291,883
3.50%, 09/20/43	3,168	3,369,962
3.50%, 10/15/43	80	84,052
3.50%, 10/20/43	1,506	1,601,970
3.50%, 01/20/44	3	3,566
3.50%, 02/20/44	809	859,301
3.50%, 04/20/44	286	300,737
3.50%, 06/15/44	4	4,590
3.50%, 07/15/44	51	53,574
3.50%, 09/15/44	483	508,323
3.50%, 09/20/44	8,354	8,790,948
3.50%, 10/20/44	1,341	1,410,703
3.50%, 12/15/44	96	100,997
3.50%, 12/20/44	818	861,276
3.50%, 01/15/45	129	133,526
3.50%, 03/15/45	66	69,003
3.50%, 04/15/45	312	328,126
3.50%, 04/20/45	10,135	10,610,153
3.50%, 05/20/45	101	105,700
3.50%, 06/20/45	2,982	3,121,504
3.50%, 09/20/45	5,349	5,630,206
3.50%, 10/20/45	219	229,292
3.50%, 11/20/45	9,890	10,353,160
3.50%, 12/20/45	7,924	8,294,657
3.50%, 01/20/46	758	795,818
3.50%, 02/20/46	310	324,701
3.50%, 03/20/46	20,323	21,241,212
3.50%, 04/20/46	12,751	13,326,777
3.50%, 05/20/46	2,971	3,104,909
3.50%, 06/15/46	485	507,567
3.50%, 06/20/46	53,227	55,631,686
3.50%, 07/15/46	2,056	2,149,931
3.50%, 07/20/46	3,074	3,212,879
3.50%, 08/15/46	3,695	3,864,620
3.50%, 08/20/46	100	104,089
3.50%, 09/15/46	3,055	3,194,692
3.50%, 09/20/46	6,336	6,622,066
3.50%, 10/15/46	1,426	1,490,825
3.50%, 10/20/46	387	404,917
3.50%, 11/20/46	5,243	5,479,801
3.50%, 12/20/46	10,015	10,467,057
3.50%, 01/20/47	27,233	28,464,088
3.50%, 02/20/47	61,540	64,320,311
3.50%, 03/20/47	16,802	17,471,782
3.50%, 04/20/47	11,702	12,189,634
3.50%, 05/20/47	876	911,295
3.50%, 06/15/47	1,066	1,114,743
3.50%, 06/20/47	4,545	4,726,292
3.50%, 07/20/47	1,814	1,902,246
3.50%, 08/20/47	17,381	18,114,257
3.50%, 09/15/47	466	487,166
3.50%, 09/20/47	31,415	32,666,109
3.50%, 10/15/47	1,630	1,703,974
3.50%, 10/20/47	20,694	21,591,379

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 11/15/47	$3,757		$3,929,134
3.50%, 11/20/47	23,101		24,023,881
3.50%, 12/15/47	24,541		25,761,918
3.50%, 12/20/47	22,975		24,051,616
3.50%, 01/15/48	6,174		6,455,713
3.50%, 01/20/48	22,997		23,929,875
3.50%, 02/15/48	252		266,439
3.50%, 02/20/48	19,450		20,276,010
3.50%, 03/20/48	109		113,212
3.50%, 04/15/48	478		505,133
3.50%, 04/20/48	19,690		20,565,052
3.50%, 05/15/48	72		75,642
3.50%, 09/15/48	1,216		1,283,519
3.50%, 09/20/48	4,871		5,091,164
3.50%, 01/20/49	3,110		3,233,973
3.50%, 06/20/49	645		671,083
3.50%, 07/20/49	62		64,185
3.50%, 09/20/49	13,411		13,887,422
3.50%, 11/15/49	747		777,386
3.50%, 12/20/49	8,091		8,370,791
3.50%, 01/20/50	40,312		41,708,357
3.50%, 02/20/50	67		69,252
4.00%, 07/15/24	10		10,221
4.00%, 08/15/24	17		17,675
4.00%, 12/15/24	17		17,530
4.00%, 11/15/25	25		25,709
4.00%, 05/15/26	21		22,233
4.00%, 07/20/26	13		13,223
4.00%, 06/15/39	67		71,971
4.00%, 07/20/40	43		46,307
4.00%, 08/15/40	42		45,688
4.00%, 09/15/40	196		210,321
4.00%, 10/15/40	120		129,429
4.00%, 11/15/40	110		118,131
4.00%, 11/20/40	264		283,228
4.00%, 12/15/40	64		69,438
4.00%, 01/15/41	205		220,024
4.00%, 01/20/41	67		71,651
4.00%, 02/15/41	2,382		2,566,223
4.00%, 03/15/41	384		414,422
4.00%, 04/15/41	1,922		2,070,886
4.00%, 05/15/41	488		526,005
4.00%, 06/15/41	0	(b)	402
4.00%, 07/15/41	804		867,802
4.00%, 07/20/41	19		20,189
4.00%, 08/15/41	52		55,783
4.00%, 08/20/41	35		37,939
4.00%, 09/15/41	261		282,213
4.00%, 09/20/41	111		119,401
4.00%, 10/15/41	37		39,984
4.00%, 11/15/41	17		17,793
4.00%, 11/20/41	287		308,069
4.00%, 12/15/41	620		668,689
4.00%, 12/20/41	90		96,464
4.00%, 01/15/42	319		344,780
4.00%, 01/20/42	285		305,522
4.00%, 02/15/42	1,504		1,616,617
4.00%, 02/20/42	110		117,932
4.00%, 03/15/42	3,183		3,408,496
4.00%, 04/15/42	1,680		1,798,820

S C H E D U L E O F I N V E S T M E N T S	113

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/15/42	$511	$547,696
4.00%, 05/20/42	7	7,821
4.00%, 06/20/42	10	11,129
4.00%, 07/20/42	187	200,440
4.00%, 08/15/42	491	525,402
4.00%, 08/20/42	1,812	1,942,530
4.00%, 10/15/42	317	341,046
4.00%, 11/20/42	426	456,856
4.00%, 04/20/43	182	194,875
4.00%, 05/15/43	15	15,740
4.00%, 05/20/43	1,354	1,447,241
4.00%, 06/20/43	32	34,401
4.00%, 09/15/43	137	148,498
4.00%, 09/20/43	28	29,772
4.00%, 11/15/43	7	7,846
4.00%, 02/20/44	118	126,347
4.00%, 03/15/44	131	140,265
4.00%, 03/20/44	256	272,971
4.00%, 04/15/44	16	17,017
4.00%, 04/20/44	428	456,874
4.00%, 05/15/44	74	78,734
4.00%, 07/15/44	45	48,055
4.00%, 07/20/44	458	488,186
4.00%, 08/15/44	20	21,801
4.00%, 08/20/44	2,205	2,352,166
4.00%, 09/15/44	230	244,598
4.00%, 10/20/44	5,128	5,469,529
4.00%, 01/15/45	18	18,690
4.00%, 01/20/45	5,398	5,756,736
4.00%, 02/15/45	2	2,208
4.00%, 03/15/45	35	36,660
4.00%, 03/20/45	966	1,029,877
4.00%, 04/15/45	37	38,864
4.00%, 04/20/45	222	235,063
4.00%, 05/15/45	35	37,098
4.00%, 06/15/45	188	199,706
4.00%, 06/20/45	2,354	2,498,143
4.00%, 07/15/45	51	53,484
4.00%, 08/15/45	41	43,274
4.00%, 08/20/45	927	983,869
4.00%, 09/15/45	273	290,498
4.00%, 09/20/45	7,975	8,463,145
4.00%, 10/15/45	83	87,624
4.00%, 10/20/45	332	352,581
4.00%, 11/15/45	60	63,295
4.00%, 11/20/45	532	564,601
4.00%, 01/20/46	1,419	1,505,985
4.00%, 03/20/46	9,894	10,500,164
4.00%, 04/15/46	556	589,379
4.00%, 04/20/46	5,269	5,591,611
4.00%, 05/15/46	5	5,221
4.00%, 07/20/46	1,242	1,314,728
4.00%, 08/15/46	61	64,622
4.00%, 09/20/46	2,394	2,533,130
4.00%, 10/15/46	141	149,308
4.00%, 11/15/46	206	218,450
4.00%, 11/20/46	4,464	4,724,391
4.00%, 12/15/46	1,659	1,761,391
4.00%, 12/20/46	2,390	2,529,492
4.00%, 01/20/47	7,267	7,690,499

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/20/47	$235	$248,541
4.00%, 04/20/47	16,150	16,945,506
4.00%, 06/20/47	27,953	29,330,377
4.00%, 07/20/47	43,003	45,121,899
4.00%, 08/20/47	9,680	10,186,465
4.00%, 09/20/47	1,091	1,145,064
4.00%, 10/15/47	24	25,537
4.00%, 10/20/47	1,358	1,424,996
4.00%, 11/20/47	38,368	40,258,625
4.00%, 12/20/47	5,348	5,611,876
4.00%, 01/15/48	1,875	1,979,746
4.00%, 01/20/48	8,018	8,510,234
4.00%, 02/20/48	4,990	5,236,128
4.00%, 03/20/48	25,858	27,168,584
4.00%, 04/20/48	17,203	18,004,080
4.00%, 05/15/48	155	164,309
4.00%, 05/20/48	13,456	14,079,990
4.00%, 06/20/48	11,041	11,555,186
4.00%, 07/20/48	6,331	6,624,942
4.00%, 08/20/48	18,525	19,385,055
4.00%, 09/20/48	10,926	11,432,858
4.00%, 10/20/48	1,676	1,753,834
4.00%, 11/20/48	16,147	16,896,251
4.00%, 12/20/48	5,125	5,363,068
4.00%, 02/20/49	1,948	2,037,901
4.00%, 05/20/49	2,000	2,079,672
4.00%, 06/20/49	1,724	1,796,246
4.00%, 07/20/49	6,621	6,904,919
4.00%, 09/15/49	101	106,682
4.00%, 02/20/50	341	355,053
4.00%, 07/20/50	473	495,415
4.50%, 04/20/26	13	14,071
4.50%, 07/15/33	2	1,812
4.50%, 08/15/33	17	19,117
4.50%, 11/20/33	3	2,862
4.50%, 06/15/34	2	1,914
4.50%, 01/15/35	1	858
4.50%, 06/20/35	16	16,965
4.50%, 08/15/35	10	11,257
4.50%, 10/15/35	1	554
4.50%, 03/15/39	95	105,748
4.50%, 03/20/39	39	42,451
4.50%, 04/15/39	321	352,953
4.50%, 05/15/39	99	109,563
4.50%, 06/15/39	90	99,479
4.50%, 07/15/39	318	350,071
4.50%, 08/15/39	1,483	1,634,915
4.50%, 09/15/39	38	42,175
4.50%, 10/15/39	6	6,979
4.50%, 11/15/39	60	65,889
4.50%, 11/20/39	466	512,162
4.50%, 12/15/39	74	81,339
4.50%, 01/15/40	185	204,639
4.50%, 01/20/40	510	560,409
4.50%, 02/15/40	130	144,290
4.50%, 03/15/40	102	113,339
4.50%, 04/15/40	37	41,336
4.50%, 05/15/40	31	34,718
4.50%, 05/20/40	81	88,578
4.50%, 06/15/40	2,790	3,076,550

114	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/20/40	$30	$33,196
4.50%, 07/15/40	1,101	1,214,629
4.50%, 08/15/40	3,746	4,130,955
4.50%, 08/20/40	795	873,938
4.50%, 09/15/40	189	207,705
4.50%, 10/15/40	75	82,217
4.50%, 10/20/40	2,300	2,527,203
4.50%, 12/15/40	17	18,539
4.50%, 01/15/41	8	8,399
4.50%, 01/20/41	177	194,343
4.50%, 02/15/41	7	7,876
4.50%, 02/20/41	35	38,104
4.50%, 03/15/41	95	103,495
4.50%, 03/20/41	139	152,751
4.50%, 04/15/41	23	26,135
4.50%, 04/20/41	4,755	5,225,382
4.50%, 05/15/41	57	62,932
4.50%, 06/15/41	52	57,674
4.50%, 06/20/41	2,888	3,173,544
4.50%, 07/15/41	39	42,471
4.50%, 07/20/41	330	363,063
4.50%, 08/15/41	49	53,314
4.50%, 08/20/41	55	60,494
4.50%, 09/15/41	47	52,084
4.50%, 09/20/41	1,587	1,744,446
4.50%, 11/20/41	1,630	1,791,386
4.50%, 12/20/41	52	57,293
4.50%, 01/20/42	105	115,067
4.50%, 02/20/42	61	67,203
4.50%, 03/20/42	15	16,097
4.50%, 04/20/42	26	28,816
4.50%, 05/20/42	21	22,893
4.50%, 08/20/43	11	12,322
4.50%, 09/20/43	85	93,328
4.50%, 11/20/43	714	783,206
4.50%, 08/20/44	23	24,540
4.50%, 09/20/44	146	158,472
4.50%, 10/20/44	104	113,620
4.50%, 11/20/44	163	176,925
4.50%, 06/20/45	171	187,065
4.50%, 09/15/45	21	23,445
4.50%, 10/15/45	48	53,943
4.50%, 10/20/45	58	62,910
4.50%, 11/20/45	3,164	3,441,543
4.50%, 12/20/45	174	189,753
4.50%, 01/20/46	8	8,347
4.50%, 02/15/46	274	304,932
4.50%, 02/20/46	848	921,925
4.50%, 05/20/46	125	136,314
4.50%, 07/20/46	298	324,463
4.50%, 08/15/46	17	18,444
4.50%, 08/20/46	12	13,382
4.50%, 09/15/46	77	85,716
4.50%, 09/20/46	499	548,622
4.50%, 10/15/46	35	39,529
4.50%, 10/20/46	1,877	2,058,339
4.50%, 11/20/46	498	546,449
4.50%, 02/20/47	279	302,896
4.50%, 04/20/47	357	381,060
4.50%, 05/20/47	1,132	1,207,206

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 06/15/47	$66	$72,978
4.50%, 06/20/47	1,003	1,069,612
4.50%, 07/20/47	2,293	2,444,852
4.50%, 08/15/47	27	30,356
4.50%, 10/20/47	2,246	2,391,147
4.50%, 01/20/48	178	189,244
4.50%, 02/20/48	2,919	3,107,028
4.50%, 03/20/48	1,477	1,572,480
4.50%, 04/20/48	7,651	8,143,980
4.50%, 06/20/48	14,317	15,024,581
4.50%, 07/20/48	9,435	9,902,151
4.50%, 08/20/48	7,057	7,406,201
4.50%, 09/20/48	939	985,118
4.50%, 10/20/48	2,367	2,484,322
4.50%, 11/20/48	206	215,945
4.50%, 12/20/48	9,558	10,031,308
4.50%, 01/20/49	19,081	20,024,998
4.50%, 02/20/49	1,162	1,226,927
4.50%, 03/20/49	2,076	2,178,905
4.50%, 04/20/49	4,342	4,571,109
4.50%, 05/20/49	3,341	3,529,678
4.50%, 08/20/49	3,024	3,173,288
4.50%, 09/20/49	47	49,634
4.50%, 02/20/50	10,989	11,532,167
4.50%, 03/20/50	5,190	5,446,562
4.50%, 04/20/50	4,361	4,600,228
4.50%, 05/20/50	3,618	3,796,923
4.50%, 03/20/51	3,006	3,154,566
5.00%, 11/15/24	158	162,690
5.00%, 03/15/33	3	3,554
5.00%, 05/20/33	190	205,951
5.00%, 06/15/33	6	6,393
5.00%, 07/15/33	24	26,436
5.00%, 07/20/33	1	1,367
5.00%, 08/15/33	78	84,412
5.00%, 09/15/33	44	48,720
5.00%, 10/15/33	30	30,758
5.00%, 01/15/34	1	1,073
5.00%, 01/20/34	2	1,742
5.00%, 02/15/34	32	34,269
5.00%, 04/15/34	3	2,727
5.00%, 05/15/34	3	2,824
5.00%, 05/20/34	1	949
5.00%, 06/15/34	24	25,978
5.00%, 07/15/34	15	16,650
5.00%, 12/15/34	3	3,348
5.00%, 01/15/35	9	10,873
5.00%, 03/15/35	1	723
5.00%, 05/15/35	2	1,930
5.00%, 07/20/35	772	838,824
5.00%, 08/15/35	25	26,542
5.00%, 09/15/35	8	8,890
5.00%, 10/15/35	61	66,094
5.00%, 11/15/35	12	12,833
5.00%, 12/15/35	12	12,842
5.00%, 04/20/36	25	26,741
5.00%, 09/15/36	19	21,210
5.00%, 12/15/36	3,061	3,348,048
5.00%, 04/20/37	1	1,186
5.00%, 12/15/37	2	2,348

S C H E D U L E O F I N V E S T M E N T S	115

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 01/15/38	$1		$660
5.00%, 02/15/38	0	(b)	459
5.00%, 03/15/38	1		610
5.00%, 03/20/38	5		6,215
5.00%, 04/15/38	15		16,566
5.00%, 04/20/38	139		157,887
5.00%, 05/15/38	71		76,826
5.00%, 05/20/38	2		1,913
5.00%, 06/15/38	34		37,577
5.00%, 06/20/38	13		15,292
5.00%, 07/15/38	2		2,188
5.00%, 07/15/38	0	(b)	327
5.00%, 08/15/38	32		34,875
5.00%, 08/20/38	11		12,704
5.00%, 10/15/38	14		15,193
5.00%, 10/20/38	15		17,022
5.00%, 12/15/38	8		9,137
5.00%, 01/15/39	1,208		1,331,553
5.00%, 02/15/39	307		336,826
5.00%, 03/15/39	72		79,081
5.00%, 04/15/39	55		59,753
5.00%, 05/15/39	15		16,822
5.00%, 05/20/39	7		7,434
5.00%, 06/15/39	89		99,049
5.00%, 06/20/39	29		32,833
5.00%, 07/15/39	2,945		3,247,700
5.00%, 08/15/39	106		116,420
5.00%, 09/15/39	312		345,490
5.00%, 10/15/39	36		40,519
5.00%, 10/20/39	879		996,813
5.00%, 11/15/39	57		62,533
5.00%, 12/15/39	16		17,930
5.00%, 02/15/40	334		371,209
5.00%, 03/15/40	32		34,788
5.00%, 04/15/40	12		13,414
5.00%, 05/15/40	651		717,916
5.00%, 05/20/40	12		13,306
5.00%, 06/15/40	121		134,196
5.00%, 06/20/40	32		35,905
5.00%, 07/15/40	38		41,759
5.00%, 07/20/40	3,175		3,600,693
5.00%, 08/15/40	12		12,698
5.00%, 08/20/40	962		1,090,802
5.00%, 12/15/40	87		95,515
5.00%, 01/20/41	61		69,694
5.00%, 02/20/41	27		30,628
5.00%, 04/15/41	12		13,416
5.00%, 04/20/41	1		1,498
5.00%, 05/20/41	38		42,864
5.00%, 06/20/41	8		9,154
5.00%, 07/20/41	10		11,278
5.00%, 09/20/41	14		15,590
5.00%, 10/20/41	9		9,645
5.00%, 11/20/41	2,974		3,373,321
5.00%, 12/20/41	21		24,152
5.00%, 02/20/42	91		102,881
5.00%, 03/20/42	15		17,210
5.00%, 07/20/42	529		600,176
5.00%, 08/20/42	27		30,358
5.00%, 10/20/42	2		2,090

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 01/20/43	$151		$171,265
5.00%, 04/20/43	36		40,813
5.00%, 05/20/43	24		27,420
5.00%, 11/20/43	87		96,775
5.00%, 01/20/44	110		124,160
5.00%, 03/15/44	2,325		2,560,107
5.00%, 05/20/44	268		304,057
5.00%, 06/20/44	36		40,848
5.00%, 07/20/44	203		229,763
5.00%, 08/20/44	91		103,626
5.00%, 12/20/44	283		321,220
5.00%, 04/20/45	133		150,618
5.00%, 08/20/45	16		18,025
5.00%, 09/20/45	13		14,278
5.00%, 10/20/45	96		109,394
5.00%, 11/20/45	6		6,911
5.00%, 02/20/46	664		752,542
5.00%, 04/20/46	124		140,230
5.00%, 05/20/46	11		12,308
5.00%, 07/20/46	12		13,894
5.00%, 04/20/47	130		141,084
5.00%, 07/15/47	344		377,723
5.00%, 08/15/47	187		202,150
5.00%, 09/20/47	19		20,542
5.00%, 03/20/48	705		754,069
5.00%, 04/20/48	3,800		4,067,219
5.00%, 05/20/48	1,915		2,047,906
5.00%, 08/20/48	1,679		1,808,054
5.00%, 09/20/48	1,268		1,365,621
5.00%, 11/20/48	7,849		8,444,662
5.00%, 12/20/48	2,060		2,221,396
5.00%, 01/20/49	4,972		5,297,019
5.00%, 02/20/49	1,213		1,291,864
5.00%, 04/20/49	893		951,174
5.00%, 06/20/49	1,982		2,111,528
5.00%, 07/20/49	1,809		1,926,723
5.00%, 09/20/49	18		19,497
5.00%, 10/20/49	70		74,936
5.00%, 11/20/49	550		588,298
5.00%, 02/20/50	829		886,932
5.00%, 05/20/50	1,645		1,760,004
5.50%, 01/15/24	4		4,485
5.50%, 12/15/31	23		24,368
5.50%, 05/20/32	0	(b)	427
5.50%, 10/15/32	2		2,365
5.50%, 11/15/32	2		2,180
5.50%, 01/15/33	8		8,737
5.50%, 02/15/33	9		11,005
5.50%, 03/15/33	16		16,616
5.50%, 04/15/33	28		30,073
5.50%, 05/15/33	22		24,185
5.50%, 06/15/33	3		2,422
5.50%, 07/15/33	8		8,668
5.50%, 08/15/33	36		38,879
5.50%, 09/15/33	12		13,175
5.50%, 10/15/33	5		5,884
5.50%, 11/15/33	44		48,380
5.50%, 12/15/33	8		8,475
5.50%, 12/15/33	0	(b)	153
5.50%, 01/15/34	30		32,753

116	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 02/15/34	$	0	(b)	$389
5.50%, 03/15/34		15		17,168
5.50%, 04/15/34		18		19,815
5.50%, 05/15/34		41		46,459
5.50%, 06/15/34		22		23,857
5.50%, 07/15/34		10		10,693
5.50%, 10/15/34		5		5,097
5.50%, 11/15/34		13		14,326
5.50%, 11/20/34		921		1,032,854
5.50%, 12/15/34		5		5,772
5.50%, 02/15/35		20		22,630
5.50%, 03/15/35		18		19,283
5.50%, 04/15/35		19		20,864
5.50%, 05/15/35		16		17,022
5.50%, 06/15/35		25		27,829
5.50%, 07/15/35		22		24,107
5.50%, 08/15/35		5		4,966
5.50%, 09/15/35		20		21,799
5.50%, 10/15/35		9		10,349
5.50%, 11/15/35		4		4,211
5.50%, 12/15/35		14		15,569
5.50%, 01/15/36		5		5,164
5.50%, 02/15/36		2		2,460
5.50%, 03/15/36		739		826,355
5.50%, 03/20/36		202		225,808
5.50%, 04/15/36		3		3,356
5.50%, 07/15/36		1		1,343
5.50%, 07/20/36		269		300,827
5.50%, 11/20/36		0	(b)	545
5.50%, 12/15/36		6		6,978
5.50%, 01/15/37		0	(b)	239
5.50%, 03/15/37		38		40,849
5.50%, 04/15/37		17		18,847
5.50%, 05/15/37		1		1,586
5.50%, 07/15/37		2		2,343
5.50%, 01/15/38		1		1,105
5.50%, 01/20/38		1		975
5.50%, 02/15/38		12		13,816
5.50%, 03/15/38		4		4,370
5.50%, 05/15/38		10		12,130
5.50%, 05/15/38		0	(b)	838
5.50%, 06/15/38		94		105,057
5.50%, 06/15/38		0	(b)	329
5.50%, 06/20/38		1,038		1,161,972
5.50%, 07/15/38		27		30,336
5.50%, 07/20/38		11		12,799
5.50%, 08/15/38		42		46,418
5.50%, 09/15/38		12		13,164
5.50%, 09/20/38		8		8,614
5.50%, 10/15/38		623		699,450
5.50%, 10/20/38		32		35,485
5.50%, 11/15/38		18		20,713
5.50%, 11/20/38		1		715
5.50%, 12/15/38		11		12,271
5.50%, 12/20/38		28		30,936
5.50%, 01/15/39		63		69,135
5.50%, 01/20/39		13		14,091
5.50%, 02/15/39		4		4,822
5.50%, 02/20/39		51		57,412
5.50%, 03/20/39		780		874,762

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 04/15/39	$10		$10,810
5.50%, 05/15/39	2		1,933
5.50%, 11/15/39	4		4,646
5.50%, 12/15/39	185		206,744
5.50%, 01/15/40	1,723		1,935,031
5.50%, 03/15/40	22		24,305
5.50%, 04/15/40	36		38,264
5.50%, 07/20/40	1,549		1,739,316
5.50%, 11/15/40	17		19,186
5.50%, 12/20/40	8		8,885
5.50%, 04/20/41	30		33,774
5.50%, 10/20/41	24		26,793
5.50%, 11/20/41	23		26,076
5.50%, 01/20/42	6		6,962
5.50%, 07/20/42	6		6,944
5.50%, 11/20/42	51		57,691
5.50%, 06/20/43	125		142,385
5.50%, 07/20/43	27		30,732
5.50%, 04/20/44	44		49,862
5.50%, 08/20/44	39		44,532
5.50%, 01/20/47	24		26,810
5.50%, 02/20/47	27		30,413
5.50%, 03/20/48	62		70,139
5.50%, 04/20/48	95		106,450
5.50%, 11/20/48	832		918,300
6.00%, 01/15/24	1		543
6.00%, 04/15/26	0	(b)	164
6.00%, 04/15/26	1		1,189
6.00%, 05/15/26	2		1,797
6.00%, 04/15/28	0	(b)	444
6.00%, 05/15/28	1		966
6.00%, 07/20/28	0	(b)	207
6.00%, 09/15/28	0	(b)	214
6.00%, 09/20/28	0	(b)	282
6.00%, 10/15/28	0	(b)	320
6.00%, 12/15/28	0	(b)	454
6.00%, 12/15/28	1		807
6.00%, 01/15/29	9		9,409
6.00%, 01/15/29	0	(b)	305
6.00%, 02/15/29	0	(b)	349
6.00%, 02/15/29	26		29,343
6.00%, 03/15/29	1		663
6.00%, 04/15/29	3		3,505
6.00%, 04/15/29	0	(b)	348
6.00%, 05/15/29	3		2,851
6.00%, 05/20/29	1		840
6.00%, 06/15/29	2		2,308
6.00%, 07/15/29	0	(b)	191
6.00%, 08/20/29	0	(b)	207
6.00%, 06/15/31	1		847
6.00%, 10/15/31	3		3,355
6.00%, 11/15/31	2		1,878
6.00%, 12/15/31	4		4,219
6.00%, 01/15/32	0	(b)	455
6.00%, 02/15/32	0	(b)	287
6.00%, 02/15/32	4		4,304
6.00%, 03/15/32	2		1,632
6.00%, 03/15/32	0	(b)	397
6.00%, 04/15/32	4		4,612
6.00%, 05/15/32	0	(b)	555

S C H E D U L E O F I N V E S T M E N T S	117

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/15/32	$2		$1,532
6.00%, 06/15/32	2		1,695
6.00%, 07/15/32	2		1,818
6.00%, 08/15/32	3		3,846
6.00%, 08/15/32	0	(b)	464
6.00%, 09/15/32	5		5,262
6.00%, 10/15/32	11		12,918
6.00%, 12/15/32	0	(b)	419
6.00%, 12/15/32	34		37,162
6.00%, 01/15/33	2		1,233
6.00%, 01/15/33	0	(b)	509
6.00%, 02/15/33	10		10,688
6.00%, 06/15/33	15		16,996
6.00%, 08/15/33	2		1,730
6.00%, 09/15/33	44		49,509
6.00%, 11/15/33	7		7,803
6.00%, 12/15/33	56		64,257
6.00%, 07/15/34	6		7,207
6.00%, 08/15/34	3		3,794
6.00%, 09/15/34	3		2,711
6.00%, 10/15/34	12		13,580
6.00%, 11/15/34	1		648
6.00%, 09/15/35	3		3,608
6.00%, 11/15/35	2		1,689
6.00%, 12/15/35	11		11,753
6.00%, 01/15/36	1		778
6.00%, 01/20/36	3		3,597
6.00%, 04/15/36	4		4,560
6.00%, 06/15/36	10		11,415
6.00%, 07/15/36	3		3,901
6.00%, 08/15/36	18		20,527
6.00%, 10/15/36	3		4,233
6.00%, 11/15/36	16		17,123
6.00%, 01/15/37	24		26,606
6.00%, 01/20/37	1		1,530
6.00%, 02/15/37	2		1,890
6.00%, 03/15/37	1,477		1,678,983
6.00%, 04/15/37	30		33,142
6.00%, 05/15/37	0	(b)	528
6.00%, 05/15/37	22		24,961
6.00%, 06/15/37	3		4,085
6.00%, 08/15/37	1		1,439
6.00%, 09/15/37	7		7,388
6.00%, 10/20/37	24		27,221
6.00%, 11/15/37	0	(b)	440
6.00%, 11/20/37	23		25,923
6.00%, 12/15/37	6		6,905
6.00%, 01/15/38	20		22,889
6.00%, 02/15/38	12		13,371
6.00%, 03/15/38	3		3,145
6.00%, 05/15/38	19		20,116
6.00%, 06/15/38	3		3,834
6.00%, 06/20/38	15		17,599
6.00%, 08/15/38	10		10,268
6.00%, 09/20/38	1,593		1,809,867
6.00%, 10/15/38	2		1,600
6.00%, 11/15/38	5		5,804
6.00%, 11/15/38	0	(b)	116
6.00%, 12/15/38	686		780,617
6.00%, 01/15/39	77		86,771

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/15/39	$	5		$5,994
6.00%, 09/15/39		36		39,082
6.00%, 09/20/39		110		126,984
6.00%, 11/15/39		271		308,047
6.00%, 12/15/39		4		4,772
6.00%, 04/20/40		216		249,228
6.00%, 12/15/40		8		9,161
6.00%, 12/20/40		5		5,239
6.00%, 11/20/41		2		2,523
6.00%, 01/20/42		19		21,388
6.00%, 04/20/42		4		4,692
6.00%, 07/20/45		161		185,231
6.00%, 01/20/46		424		489,049
6.00%, 03/21/52		7,000		7,595,820
6.50%, 05/15/23		0	(b)	177
6.50%, 09/15/23		0	(b)	435
6.50%, 10/15/23		0	(b)	39
6.50%, 11/15/23		0	(b)	126
6.50%, 04/15/24		0	(b)	208
6.50%, 05/15/24		0	(b)	197
6.50%, 07/15/24		0	(b)	316
6.50%, 10/15/24		0	(b)	78
6.50%, 03/15/26		0	(b)	590
6.50%, 04/15/26		0	(b)	127
6.50%, 03/15/28		1		727
6.50%, 03/15/28		0	(b)	109
6.50%, 04/15/28		0	(b)	188
6.50%, 06/15/28		0	(b)	191
6.50%, 08/15/28		0	(b)	68
6.50%, 09/15/28		0	(b)	192
6.50%, 09/15/28		3		1,870
6.50%, 10/15/28		7		7,504
6.50%, 10/15/28		0	(b)	437
6.50%, 10/20/28		0	(b)	478
6.50%, 11/15/28		5		5,122
6.50%, 12/15/28		6		5,652
6.50%, 01/15/29		7		7,092
6.50%, 01/15/29		0	(b)	480
6.50%, 02/15/29		0	(b)	156
6.50%, 03/15/29		2		1,960
6.50%, 03/15/29		0	(b)	182
6.50%, 04/15/29		0	(b)	93
6.50%, 04/15/29		1		711
6.50%, 05/15/29		0	(b)	105
6.50%, 05/20/29		0	(b)	366
6.50%, 06/15/29		0	(b)	272
6.50%, 07/15/29		13		14,066
6.50%, 07/15/29		0	(b)	916
6.50%, 08/15/29		7		7,499
6.50%, 08/15/29		0	(b)	122
6.50%, 09/15/29		1		920
6.50%, 12/15/29		0	(b)	117
6.50%, 05/15/31		2		2,572
6.50%, 06/15/31		0	(b)	334
6.50%, 06/15/31		2		1,933
6.50%, 07/15/31		0	(b)	187
6.50%, 09/15/31		0	(b)	1,105
6.50%, 09/15/31		5		5,474
6.50%, 11/15/31		0	(b)	22
6.50%, 11/15/31		21		22,720

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 12/15/31	$6		$6,259
6.50%, 01/15/32	3		2,674
6.50%, 02/20/32	0	(b)	209
6.50%, 03/15/32	5		5,723
6.50%, 04/15/32	5		5,813
6.50%, 05/20/32	8		9,403
6.50%, 06/15/32	0	(b)	322
6.50%, 06/15/32	1		1,247
6.50%, 07/15/32	2		2,476
6.50%, 08/15/32	5		5,030
6.50%, 10/15/32	0	(b)	509
6.50%, 10/15/32	2		1,896
6.50%, 12/15/32	1		1,312
6.50%, 01/15/33	5		5,135
6.50%, 03/15/33	3		3,326
6.50%, 04/15/33	2		1,709
6.50%, 05/15/33	3		3,439
6.50%, 07/15/34	1		1,114
6.50%, 08/15/34	2		1,850
6.50%, 08/20/34	1		944
6.50%, 11/15/34	2		2,744
6.50%, 12/15/35	3		3,306
6.50%, 04/15/36	15		16,157
6.50%, 10/15/36	19		21,847
6.50%, 05/15/37	8		8,276
6.50%, 07/15/37	4		4,290
6.50%, 08/15/37	0	(b)	333
6.50%, 11/15/37	5		5,576
6.50%, 12/15/37	1		1,528
6.50%, 01/15/38	2		1,901
6.50%, 08/20/38	8		9,561
6.50%, 09/15/38	3		3,749
6.50%, 10/20/38	716		829,007
6.50%, 11/15/38	10		11,422
6.50%, 12/15/38	9		10,290
6.50%, 01/15/39	0	(b)	169
7.00%, 11/15/22	0	(b)	23
7.00%, 06/15/23	0	(b)	134
7.00%, 07/15/23	0	(b)	114
7.00%, 08/15/23	0	(b)	1,019
7.00%, 08/15/23	1		499
7.00%, 09/15/23	0	(b)	41
7.00%, 10/15/23	0	(b)	91
7.00%, 11/15/23	0	(b)	425
7.00%, 12/15/23	0	(b)	234
7.00%, 01/15/24	0	(b)	197
7.00%, 04/15/24	0	(b)	268
7.00%, 05/15/24	0	(b)	423
7.00%, 06/15/24	0	(b)	287
7.00%, 09/15/24	0	(b)	403
7.00%, 10/15/24	1		671
7.00%, 11/15/24	0	(b)	242
7.00%, 01/15/25	0	(b)	79
7.00%, 07/15/25	0	(b)	131
7.00%, 10/15/25	0	(b)	150
7.00%, 12/15/25	0	(b)	41
7.00%, 12/15/25	1		677
7.00%, 01/15/26	0	(b)	129
7.00%, 02/15/26	0	(b)	207
7.00%, 04/15/26	0	(b)	459

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 06/15/26	$	1		$961
7.00%, 11/15/26		0	(b)	327
7.00%, 02/15/27		0	(b)	99
7.00%, 05/15/27		0	(b)	371
7.00%, 06/15/27		1		637
7.00%, 10/15/27		1		609
7.00%, 11/15/27		1		1,225
7.00%, 11/15/27		0	(b)	77
7.00%, 12/15/27		1		1,233
7.00%, 12/15/27		0	(b)	894
7.00%, 01/15/28		1		803
7.00%, 02/15/28		0	(b)	41
7.00%, 03/15/28		0	(b)	348
7.00%, 03/15/28		1		676
7.00%, 04/15/28		0	(b)	746
7.00%, 06/15/28		3		2,390
7.00%, 06/15/28		0	(b)	727
7.00%, 07/15/28		1		766
7.00%, 08/15/28		1		705
7.00%, 08/15/28		0	(b)	386
7.00%, 09/15/28		4		3,285
7.00%, 09/15/28		0	(b)	174
7.00%, 10/15/28		0	(b)	373
7.00%, 11/15/28		4		4,631
7.00%, 11/15/28		0	(b)	843
7.00%, 12/15/28		0	(b)	410
7.00%, 12/15/28		1		1,225
7.00%, 03/15/29		5		5,371
7.00%, 04/15/29		0	(b)	282
7.00%, 05/15/29		0	(b)	138
7.00%, 06/15/29		0	(b)	433
7.00%, 07/15/29		0	(b)	384
7.00%, 08/15/29		0	(b)	286
7.00%, 08/15/29		2		2,011
7.00%, 11/15/29		0	(b)	89
7.00%, 12/15/29		1		693
7.00%, 12/15/30		1		1,287
7.00%, 02/15/31		1		931
7.00%, 07/15/31		4		4,103
7.00%, 07/15/31		0	(b)	292
7.00%, 08/15/31		0	(b)	719
7.00%, 08/15/31		1		1,067
7.00%, 09/15/31		0	(b)	319
7.00%, 09/15/31		2		1,837
7.00%, 10/15/31		0	(b)	159
7.00%, 02/15/32		1		649
7.00%, 02/15/32		0	(b)	127
7.00%, 04/15/32		3		2,868
7.00%, 05/15/32		1		1,620
7.00%, 12/15/37		8		8,248
7.50%, 01/15/23		0	(b)	216
7.50%, 06/15/23		0	(b)	19
7.50%, 07/15/23		0	(b)	66
7.50%, 11/15/23		0	(b)	73
7.50%, 12/15/23		0	(b)	71
7.50%, 02/15/24		0	(b)	324
7.50%, 04/15/24		0	(b)	165
7.50%, 05/15/24		1		786
7.50%, 05/15/24		0	(b)	95
7.50%, 06/15/24		0	(b)	400

S C H E D U L E O F I N V E S T M E N T S	119

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 08/15/25	$	0	(b)	$43
7.50%, 09/15/25		0	(b)	380
7.50%, 09/15/25		1		549
7.50%, 11/15/25		0	(b)	62
7.50%, 12/15/25		0	(b)	169
7.50%, 03/15/26		1		1,160
7.50%, 03/15/26		0	(b)	16
7.50%, 06/15/26		0	(b)	304
7.50%, 08/15/26		0	(b)	68
7.50%, 01/15/27		0	(b)	220
7.50%, 06/15/27		0	(b)	376
7.50%, 10/15/27		0	(b)	837
7.50%, 12/15/27		1		894
7.50%, 01/15/28		0	(b)	114
7.50%, 06/15/28		2		1,878
7.50%, 07/15/28		2		2,013
7.50%, 08/15/28		0	(b)	331
7.50%, 09/15/28		0	(b)	152
7.50%, 12/15/28		0	(b)	95
7.50%, 01/15/29		0	(b)	53
7.50%, 03/15/29		1		1,117
7.50%, 04/15/29		0	(b)	155
7.50%, 08/15/29		0	(b)	498
7.50%, 09/15/29		0	(b)	107
7.50%, 10/15/29		0	(b)	149
7.50%, 11/15/29		0	(b)	113
7.50%, 12/15/29		2		2,176
7.50%, 08/15/30		3		3,204
7.50%, 11/15/30		0	(b)	32
7.50%, 12/15/30		0	(b)	323
7.50%, 03/15/32		1		1,015
8.00%, 04/15/22		0	(b)	4
8.00%, 07/15/22		0	(b)	9
8.00%, 08/15/22		0	(b)	15
8.00%, 02/15/23		0	(b)	440
8.00%, 03/15/23		0	(b)	16
8.00%, 10/15/23		0	(b)	229
8.00%, 12/15/23		0	(b)	261
8.00%, 03/15/24		0	(b)	71
8.00%, 04/15/24		0	(b)	32
8.00%, 06/15/25		0	(b)	66
8.00%, 07/15/25		0	(b)	462
8.00%, 08/15/25		0	(b)	423
8.00%, 09/15/25		0	(b)	130
8.00%, 10/15/25		1		611
8.00%, 11/15/25		0	(b)	290
8.00%, 05/15/26		0	(b)	315
8.00%, 06/15/26		0	(b)	372
8.00%, 07/15/26		0	(b)	309
8.00%, 08/15/26		0	(b)	148
8.00%, 09/15/26		0	(b)	378
8.00%, 09/15/26		1		706
8.00%, 02/15/27		1		572
8.00%, 08/15/27		1		1,444
8.00%, 12/15/27		0	(b)	220
8.00%, 04/15/28		0	(b)	52
8.00%, 08/20/29		0	(b)	108
8.00%, 09/15/29		1		595
8.00%, 10/15/29		0	(b)	271
8.00%, 01/15/30		0	(b)	55

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 02/15/30	$0	(b)	$269
8.00%, 06/15/30	0	(b)	393
8.00%, 06/20/30	0	(b)	59
8.00%, 12/15/30	2		2,391
8.00%, 07/15/31	0	(b)	144
8.00%, 08/15/31	0	(b)	396
8.00%, 03/15/32	1		1,098
8.50%, 06/15/22	0	(b)	4
8.50%, 08/15/22	0	(b)	6
8.50%, 12/15/22	0	(b)	20
8.50%, 05/15/23	0	(b)	23
8.50%, 08/15/24	0	(b)	187
8.50%, 09/15/24	0	(b)	134
8.50%, 10/15/24	0	(b)	15
8.50%, 03/15/25	1		658
8.50%, 04/15/25	0	(b)	95
8.50%, 09/15/26	0	(b)	186
8.50%, 01/15/27	0	(b)	73
8.50%, 07/15/27	0	(b)	205
8.50%, 08/15/27	1		667
8.50%, 02/15/30	1		1,092
8.50%, 06/15/30	0	(b)	39
8.50%, 07/15/30	0	(b)	366
8.50%, 04/15/31	0	(b)	72
9.00%, 11/15/24	0	(b)	37
9.00%, 03/15/25	0	(b)	427
9.00%, 05/15/25	0	(b)	133
9.50%, 12/15/24	0	(b)	47
9.50%, 01/15/25	0	(b)	106
9.50%, 02/15/25	0	(b)	290
9.50%, 06/15/25	0	(b)	49
Uniform Mortgage-Backed Securities
1.50%, 03/17/37(c)	470,731		458,043,326
1.50%, 02/01/51	1,728		1,604,595
1.50%, 03/14/52(c)	619,350		574,422,933
1.50%, 04/13/52(c)	74,175		68,688,932
2.00%, 05/01/26	331		328,454
2.00%, 08/01/28	215		213,146
2.00%, 11/01/28	45		44,702
2.00%, 01/01/29	8		7,774
2.00%, 05/01/29	370		367,301
2.00%, 01/01/30	39		39,085
2.00%, 04/01/30	66		65,654
2.00%, 11/01/31	397		394,376
2.00%, 01/01/32	130		129,515
2.00%, 02/01/32	41		40,707
2.00%, 03/01/32	335		332,533
2.00%, 04/01/32	118		116,759
2.00%, 07/01/32	24		23,445
2.00%, 11/01/32	9		9,007
2.00%, 06/01/35	1,209		1,201,911
2.00%, 10/01/35	34,403		34,205,781
2.00%, 12/01/35	85,701		85,199,073
2.00%, 01/01/36	2,411		2,399,396
2.00%, 02/01/36	266,461		264,962,438
2.00%, 03/01/36	89,553		88,998,538
2.00%, 05/01/36	24,117		23,962,392
2.00%, 07/01/36	2,263		2,248,534
2.00%, 11/01/36	967		960,849
2.00%, 12/01/36	1,541		1,530,898

120	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 01/01/37	$67,271	$66,863,703
2.00%, 03/17/37(c)	153,191	152,054,035
2.00%, 10/01/50	44,761	43,134,893
2.00%, 11/01/50	89	85,217
2.00%, 12/01/50	80,756	77,821,930
2.00%, 01/01/51	24,041	23,167,767
2.00%, 02/01/51	338,919	326,467,539
2.00%, 03/01/51	244,118	234,878,786
2.00%, 04/01/51	361,905	347,944,470
2.00%, 05/01/51(d)	468,295	450,103,350
2.00%, 05/01/51	36,664	35,297,258
2.00%, 06/01/51	84,435	81,082,406
2.00%, 11/01/51	94,086	90,347,575
2.00%, 12/01/51	87,672	84,188,350
2.00%, 02/01/52	48,997	47,023,786
2.00%, 03/14/52(c)	693,270	664,997,399
2.00%, 04/13/52(c)	197,775	189,320,079
2.50%, 07/01/22	40	40,165
2.50%, 05/01/23	64	64,589
2.50%, 03/01/25	178	180,456
2.50%, 11/01/26	12	12,579
2.50%, 03/01/27	524	531,221
2.50%, 05/01/27	2,847	2,887,391
2.50%, 07/01/27	33	33,366
2.50%, 09/01/27	819	831,947
2.50%, 10/01/27	2,883	2,923,727
2.50%, 11/01/27	1,189	1,206,179
2.50%, 12/01/27	479	485,825
2.50%, 01/01/28	2,588	2,624,531
2.50%, 02/01/28	1,683	1,710,382
2.50%, 03/01/28	3,973	4,036,583
2.50%, 04/01/28	2,842	2,888,225
2.50%, 05/01/28	1,008	1,024,128
2.50%, 06/01/28	2,172	2,206,550
2.50%, 07/01/28	728	740,076
2.50%, 08/01/28	644	655,702
2.50%, 09/01/28	3,270	3,323,422
2.50%, 10/01/28	349	354,639
2.50%, 12/01/28	150	152,767
2.50%, 05/01/29	19	19,342
2.50%, 06/01/29	350	355,902
2.50%, 09/01/29	265	270,098
2.50%, 11/01/29	18	18,195
2.50%, 12/01/29	1,435	1,455,991
2.50%, 01/01/30	2,618	2,659,124
2.50%, 02/01/30	4,169	4,236,980
2.50%, 03/01/30	9	9,240
2.50%, 04/01/30	1,799	1,828,029
2.50%, 05/01/30	17,099	17,375,677
2.50%, 06/01/30	36,584	37,177,646
2.50%, 07/01/30	12,777	12,982,851
2.50%, 08/01/30	7,030	7,142,407
2.50%, 09/01/30	1,556	1,580,854
2.50%, 10/01/30	753	764,021
2.50%, 11/01/30	517	525,231
2.50%, 12/01/30	1,150	1,168,773
2.50%, 01/01/31	56	56,959
2.50%, 02/01/31	1,211	1,230,520
2.50%, 03/01/31	3,455	3,511,817
2.50%, 04/01/31	3,358	3,413,161

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$3,788	$3,850,014
2.50%, 06/01/31	888	901,676
2.50%, 07/01/31	2,993	3,041,926
2.50%, 08/01/31	545	552,781
2.50%, 09/01/31	2,792	2,838,002
2.50%, 10/01/31	15,055	15,302,466
2.50%, 11/01/31	11,103	11,285,719
2.50%, 12/01/31	4,835	4,914,660
2.50%, 01/01/32	14,514	14,752,621
2.50%, 02/01/32	10,793	10,969,646
2.50%, 03/01/32	5,672	5,765,968
2.50%, 04/01/32	14,911	15,157,572
2.50%, 05/01/32	18,118	18,416,416
2.50%, 06/01/32	1,802	1,831,270
2.50%, 07/01/32	13,040	13,255,161
2.50%, 08/01/32	17	17,626
2.50%, 09/01/32	1,167	1,186,108
2.50%, 10/01/32	3,042	3,092,406
2.50%, 11/01/32	2,049	2,083,406
2.50%, 12/01/32	3,701	3,763,365
2.50%, 01/01/33	28,814	29,284,248
2.50%, 02/01/33	1,618	1,644,472
2.50%, 04/01/33	738	749,710
2.50%, 06/01/34	518	525,466
2.50%, 07/01/34	134	135,706
2.50%, 08/01/34	257	260,755
2.50%, 09/01/34	4,857	4,932,136
2.50%, 10/01/34	10,222	10,383,578
2.50%, 11/01/34	17,236	17,503,808
2.50%, 12/01/34	5,394	5,479,042
2.50%, 01/01/35	11,573	11,757,255
2.50%, 05/01/35	1,115	1,131,994
2.50%, 07/01/35	22,917	23,294,057
2.50%, 08/01/35	5,133	5,202,807
2.50%, 10/01/35	24,129	24,478,281
2.50%, 03/16/36(c)	1,225	1,239,351
2.50%, 10/01/42	433	434,605
2.50%, 11/01/42	240	241,196
2.50%, 12/01/42	33	33,593
2.50%, 01/01/43	1,001	1,005,177
2.50%, 02/01/43	1,620	1,626,926
2.50%, 03/01/43	1,099	1,103,042
2.50%, 04/01/43	5,256	5,277,400
2.50%, 06/01/43	2,978	2,990,536
2.50%, 07/01/43	47	47,137
2.50%, 08/01/43	369	370,636
2.50%, 04/01/45	230	230,015
2.50%, 05/01/45	372	372,320
2.50%, 07/01/45	47	47,266
2.50%, 03/01/46	2,327	2,325,885
2.50%, 05/01/46	57	57,203
2.50%, 07/01/46	76	75,516
2.50%, 08/01/46	524	524,294
2.50%, 09/01/46	248	247,897
2.50%, 10/01/46	169	169,021
2.50%, 11/01/46	7	7,141
2.50%, 12/01/46	293	292,640
2.50%, 01/01/47	46	45,627
2.50%, 02/01/47	2,212	2,211,031
2.50%, 04/01/47	3,923	3,921,239

S C H E D U L E O F I N V E S T M E N T S	121

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/49	$7,238		$7,234,566
2.50%, 04/01/50	1,867		1,848,100
2.50%, 06/01/50	25,003		24,767,904
2.50%, 07/01/50	31,950		31,761,122
2.50%, 08/01/50	49,213		48,768,328
2.50%, 09/01/50	186,731		185,120,417
2.50%, 10/01/50	113,962		112,832,771
2.50%, 11/01/50	219,302		217,113,211
2.50%, 12/01/50	10,251		10,141,592
2.50%, 01/01/51	99,216		98,195,800
2.50%, 02/01/51	73,124		72,292,732
2.50%, 11/01/51	5,049		4,986,654
2.50%, 11/25/51(c)	1,072,331		1,057,963,437
2.50%, 04/13/52(c)	310,725		305,852,866
3.00%, 03/01/22	0	(b)	1
3.00%, 07/01/22	0	(b)	381
3.00%, 09/01/22	0	(b)	380
3.00%, 12/01/22	2		1,744
3.00%, 11/01/25	18		18,932
3.00%, 12/01/25	24		24,823
3.00%, 01/01/26	320		327,534
3.00%, 02/01/26	377		386,073
3.00%, 07/01/26	5		5,516
3.00%, 09/01/26	44		44,877
3.00%, 10/01/26	11		11,008
3.00%, 11/01/26	1,269		1,301,035
3.00%, 12/01/26	2,336		2,396,009
3.00%, 01/01/27	1,998		2,048,710
3.00%, 02/01/27	51		52,579
3.00%, 03/01/27	188		194,091
3.00%, 04/01/27	78		79,239
3.00%, 06/01/27	932		956,842
3.00%, 07/01/27	1,747		1,793,954
3.00%, 08/01/27	3,204		3,289,372
3.00%, 09/01/27	3		3,527
3.00%, 10/01/27	483		496,146
3.00%, 11/01/27	4,647		4,770,879
3.00%, 01/01/28	1,507		1,547,090
3.00%, 03/01/28	294		302,206
3.00%, 04/01/28	597		613,498
3.00%, 05/01/28	541		555,939
3.00%, 08/01/28	2,063		2,119,550
3.00%, 09/01/28	320		328,848
3.00%, 11/01/28	2,768		2,844,566
3.00%, 12/01/28	51		52,811
3.00%, 01/01/29	841		864,162
3.00%, 02/01/29	492		505,211
3.00%, 03/01/29	483		496,115
3.00%, 04/01/29	5,215		5,360,867
3.00%, 05/01/29	290		296,782
3.00%, 06/01/29	14		14,094
3.00%, 07/01/29	881		906,152
3.00%, 08/01/29	1,426		1,464,822
3.00%, 09/01/29	458		470,845
3.00%, 10/01/29	3,510		3,608,128
3.00%, 11/01/29	4,767		4,899,597
3.00%, 12/01/29	386		397,092
3.00%, 01/01/30	708		727,768
3.00%, 02/01/30	2,751		2,828,427
3.00%, 03/01/30	33,365		34,258,690

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/30	$7,874	$8,098,502
3.00%, 05/01/30	5,304	5,456,209
3.00%, 06/01/30	2,243	2,308,244
3.00%, 07/01/30	6,030	6,200,851
3.00%, 08/01/30	621	637,805
3.00%, 09/01/30	2,763	2,841,242
3.00%, 10/01/30	3,017	3,103,121
3.00%, 11/01/30	1,603	1,646,817
3.00%, 01/01/31	5,242	5,390,808
3.00%, 02/01/31	6,562	6,751,277
3.00%, 03/01/31	11,556	11,897,314
3.00%, 04/01/31	671	690,353
3.00%, 05/01/31	11,189	11,513,355
3.00%, 06/01/31	5,732	5,898,325
3.00%, 07/01/31	786	809,566
3.00%, 08/01/31	170	174,742
3.00%, 09/01/31	6,843	7,039,236
3.00%, 12/01/31	3,789	3,895,608
3.00%, 01/01/32	7,967	8,206,793
3.00%, 02/01/32	12,725	13,106,577
3.00%, 03/01/32	1,829	1,882,798
3.00%, 04/01/32	4,526	4,659,409
3.00%, 05/01/32	1,471	1,513,911
3.00%, 06/01/32	7,630	7,850,033
3.00%, 07/01/32	1,025	1,056,067
3.00%, 08/01/32	3,208	3,310,162
3.00%, 09/01/32	11,722	12,061,025
3.00%, 10/01/32	874	900,363
3.00%, 11/01/32	4,402	4,544,072
3.00%, 12/01/32	18,943	19,505,510
3.00%, 01/01/33	786	810,319
3.00%, 02/01/33	3,909	4,032,882
3.00%, 03/01/33	1,683	1,730,683
3.00%, 04/01/33	400	411,329
3.00%, 05/01/33	2,828	2,904,962
3.00%, 06/01/33	662	682,138
3.00%, 10/01/33	6,264	6,425,547
3.00%, 02/01/34	6,404	6,592,994
3.00%, 05/01/34	947	975,924
3.00%, 06/01/34	4,197	4,330,998
3.00%, 07/01/34	8,252	8,510,243
3.00%, 08/01/34	3,242	3,347,061
3.00%, 09/01/34	4,434	4,580,245
3.00%, 10/01/34	3,682	3,803,841
3.00%, 11/01/34	7,213	7,443,723
3.00%, 12/01/34	1,869	1,935,339
3.00%, 01/01/35	4,534	4,675,542
3.00%, 02/01/35	4,509	4,633,633
3.00%, 03/01/35	3,305	3,399,885
3.00%, 04/01/35	1,607	1,656,740
3.00%, 12/01/35	17,443	17,983,939
3.00%, 12/01/36	2,904	2,985,225
3.00%, 01/01/37	6,593	6,774,055
3.00%, 02/01/37	6,883	7,072,200
3.00%, 05/01/41	628	642,538
3.00%, 04/01/42	27	27,446
3.00%, 08/01/42	1,008	1,035,692
3.00%, 09/01/42	3,975	4,086,517
3.00%, 10/01/42	4,464	4,590,475
3.00%, 11/01/42	16,771	17,243,158

122	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/42	$32,122	$33,028,136
3.00%, 01/01/43	16,493	16,958,376
3.00%, 02/01/43	5,297	5,448,030
3.00%, 03/01/43	12,532	12,874,777
3.00%, 04/01/43	11,075	11,396,412
3.00%, 05/01/43	13,931	14,331,581
3.00%, 06/01/43	4,582	4,714,059
3.00%, 07/01/43	1,613	1,658,104
3.00%, 08/01/43	12,654	13,017,355
3.00%, 09/01/43	19,372	19,925,528
3.00%, 10/01/43	656	674,543
3.00%, 11/01/43	56	57,301
3.00%, 12/01/43	705	725,428
3.00%, 01/01/44	15,490	15,932,847
3.00%, 02/01/44	15,110	15,541,741
3.00%, 07/01/44	50,590	52,037,050
3.00%, 10/01/44	36,543	37,588,298
3.00%, 11/01/44	4,534	4,666,053
3.00%, 12/01/44	212	217,117
3.00%, 01/01/45	4,720	4,854,503
3.00%, 02/01/45	3,621	3,712,238
3.00%, 03/01/45	943	965,731
3.00%, 04/01/45	3,024	3,095,981
3.00%, 05/01/45	19,265	19,752,432
3.00%, 06/01/45	32	33,356
3.00%, 07/01/45	5,880	6,045,013
3.00%, 08/01/45	7,262	7,462,543
3.00%, 09/01/45	986	1,009,621
3.00%, 10/01/45	502	513,004
3.00%, 12/01/45	834	853,985
3.00%, 01/01/46	5,216	5,338,336
3.00%, 02/01/46	1,655	1,693,577
3.00%, 03/01/46	757	774,049
3.00%, 04/01/46	3,797	3,885,815
3.00%, 05/01/46	3,178	3,251,845
3.00%, 06/01/46	3,364	3,443,048
3.00%, 07/01/46	74,578	76,333,580
3.00%, 08/01/46	15,592	15,952,831
3.00%, 09/01/46	2,125	2,174,500
3.00%, 10/01/46	44,229	45,243,682
3.00%, 11/01/46	55,170	56,453,323
3.00%, 12/01/46	115,867	118,557,541
3.00%, 01/01/47	57,140	58,465,152
3.00%, 02/01/47	66,024	67,613,582
3.00%, 03/01/47	21,255	21,779,036
3.00%, 04/01/47	24,710	25,275,016
3.00%, 05/01/47	1,022	1,043,624
3.00%, 07/01/47	15,963	16,331,386
3.00%, 08/01/47	1,251	1,279,352
3.00%, 10/01/47	413	422,514
3.00%, 11/01/47	181	185,250
3.00%, 12/01/47	20,136	20,579,521
3.00%, 01/01/48	449	458,990
3.00%, 03/01/48	10,923	11,162,087
3.00%, 04/01/48	31	31,934
3.00%, 05/01/48	235	239,204
3.00%, 11/01/48	19,969	20,396,504
3.00%, 02/01/49	256	261,445
3.00%, 04/01/49	5,897	5,999,636
3.00%, 04/25/49(c)	73,325	74,058,250

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/49	$13,152	$13,392,709
3.00%, 06/01/49	2,882	2,929,257
3.00%, 07/01/49	2,414	2,450,023
3.00%, 08/01/49	12,027	12,208,085
3.00%, 09/01/49	9,376	9,516,666
3.00%, 10/01/49	28,440	28,889,832
3.00%, 11/01/49	21,948	22,270,171
3.00%, 12/01/49	11,799	11,973,649
3.00%, 01/01/50	24,839	25,282,583
3.00%, 02/01/50	20,380	20,705,625
3.00%, 03/01/50	34,863	35,349,566
3.00%, 04/01/50	26,684	26,971,870
3.00%, 05/01/50	18,557	18,817,356
3.00%, 06/01/50	2,943	2,985,567
3.00%, 07/01/50	68,864	69,882,466
3.00%, 08/01/50	22,500	22,811,103
3.00%, 10/01/50	27,047	27,384,713
3.00%, 01/01/51	1,478	1,495,376
3.00%, 04/13/52(c)	16,275	16,402,148
3.50%, 03/01/23	1	984
3.50%, 08/01/25	34	34,563
3.50%, 09/01/25	324	333,741
3.50%, 10/01/25	206	211,493
3.50%, 11/01/25	58	59,820
3.50%, 12/01/25	884	912,400
3.50%, 01/01/26	116	120,016
3.50%, 02/01/26	88	91,264
3.50%, 03/01/26	73	75,074
3.50%, 04/01/26	271	280,078
3.50%, 05/01/26	44	46,059
3.50%, 06/01/26	41	42,502
3.50%, 07/01/26	3	3,067
3.50%, 08/01/26	124	128,386
3.50%, 09/01/26	5,421	5,606,400
3.50%, 10/01/26	110	113,783
3.50%, 12/01/26	53	54,315
3.50%, 01/01/27	331	342,672
3.50%, 02/01/27	21	21,361
3.50%, 03/01/27	444	459,658
3.50%, 04/01/27	763	789,631
3.50%, 07/01/27	401	415,658
3.50%, 01/01/28	418	431,972
3.50%, 07/01/28	616	637,020
3.50%, 10/01/28	484	500,146
3.50%, 11/01/28	102	105,491
3.50%, 12/01/28	191	198,248
3.50%, 01/01/29	239	247,592
3.50%, 03/01/29	414	428,017
3.50%, 05/01/29	63	64,774
3.50%, 07/01/29	12	12,638
3.50%, 08/01/29	39	39,886
3.50%, 09/01/29	277	287,496
3.50%, 10/01/29	23	23,610
3.50%, 11/01/29	2,317	2,397,553
3.50%, 12/01/29	1,417	1,464,927
3.50%, 04/01/30	260	268,819
3.50%, 08/01/30	284	294,605
3.50%, 11/01/30	369	381,822
3.50%, 02/01/31	43	45,030
3.50%, 03/01/31	1,756	1,820,411

S C H E D U L E O F I N V E S T M E N T S	123

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/31	$522	$543,729
3.50%, 05/01/31	252	261,870
3.50%, 06/01/31	7,469	7,761,025
3.50%, 07/01/31	2,506	2,601,080
3.50%, 08/01/31	1,419	1,475,847
3.50%, 09/01/31	226	234,413
3.50%, 12/01/31	973	1,011,937
3.50%, 01/01/32	5,089	5,303,462
3.50%, 02/01/32	1,028	1,066,873
3.50%, 03/01/32	711	740,621
3.50%, 04/01/32	3,008	3,127,706
3.50%, 05/01/32	4,894	5,095,696
3.50%, 06/01/32	1,716	1,792,644
3.50%, 07/01/32	3,054	3,175,589
3.50%, 08/01/32	1,465	1,528,179
3.50%, 09/01/32	651	674,163
3.50%, 11/01/32	5,217	5,425,168
3.50%, 12/01/32	656	683,077
3.50%, 01/01/33	1,090	1,132,365
3.50%, 02/01/33	2,287	2,381,594
3.50%, 03/01/33	6,187	6,443,490
3.50%, 04/01/33	703	734,744
3.50%, 05/01/33	761	793,723
3.50%, 09/01/33	2,032	2,115,623
3.50%, 10/01/33	404	422,221
3.50%, 11/01/33	451	468,989
3.50%, 01/01/34	3,686	3,833,880
3.50%, 02/01/34	1,676	1,746,202
3.50%, 03/01/34	4,936	5,139,887
3.50%, 04/01/34	9,897	10,307,871
3.50%, 05/01/34	7,214	7,532,358
3.50%, 06/01/34	2,317	2,420,190
3.50%, 07/01/34	10,036	10,417,805
3.50%, 08/01/34	711	739,830
3.50%, 09/01/34	634	660,002
3.50%, 10/01/34	1,703	1,773,791
3.50%, 11/01/34	4,046	4,224,142
3.50%, 12/01/34	3,578	3,728,996
3.50%, 02/01/35	446	465,570
3.50%, 04/01/35	1,110	1,158,620
3.50%, 05/01/35	1,048	1,086,940
3.50%, 06/01/35	9,608	10,084,205
3.50%, 02/01/36	876	915,124
3.50%, 01/01/38	3,712	3,876,866
3.50%, 02/01/38	2,195	2,291,888
3.50%, 10/01/40	18	19,240
3.50%, 11/01/40	262	273,915
3.50%, 12/01/40	743	777,496
3.50%, 01/01/41	57	59,663
3.50%, 02/01/41	18	18,481
3.50%, 03/01/41	43	44,462
3.50%, 06/01/41	26	26,970
3.50%, 09/01/41	786	822,792
3.50%, 10/01/41	12	12,985
3.50%, 11/01/41	190	199,086
3.50%, 12/01/41	293	307,865
3.50%, 01/01/42	268	280,513
3.50%, 02/01/42	1,068	1,118,333
3.50%, 03/01/42	15,055	15,758,264
3.50%, 04/01/42	372	388,533

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/42	$3,132	$3,277,755
3.50%, 06/01/42	243	255,714
3.50%, 07/01/42	1,877	1,967,376
3.50%, 08/01/42	16,166	16,920,553
3.50%, 09/01/42	5,230	5,480,502
3.50%, 10/01/42	13,728	14,368,709
3.50%, 11/01/42	2,081	2,180,863
3.50%, 12/01/42	12,254	12,816,447
3.50%, 01/01/43	909	950,944
3.50%, 04/01/43	730	764,099
3.50%, 05/01/43	3,614	3,782,655
3.50%, 06/01/43	9,962	10,418,381
3.50%, 07/01/43	2,118	2,220,149
3.50%, 08/01/43	515	538,528
3.50%, 09/01/43	231	241,371
3.50%, 11/01/43	245	256,126
3.50%, 01/01/44	359	376,232
3.50%, 02/01/44	441	461,661
3.50%, 04/01/44	9,176	9,659,053
3.50%, 05/01/44	28	28,784
3.50%, 06/01/44	26	27,580
3.50%, 09/01/44	1,596	1,673,125
3.50%, 10/01/44	5,884	6,166,666
3.50%, 11/01/44	803	840,030
3.50%, 12/01/44	1,099	1,153,287
3.50%, 01/01/45	446	466,960
3.50%, 02/01/45	13,452	14,085,676
3.50%, 03/01/45	2,510	2,632,989
3.50%, 04/01/45	2,366	2,470,345
3.50%, 05/01/45	1,064	1,107,763
3.50%, 06/01/45	3,880	4,042,413
3.50%, 07/01/45	10,589	11,046,511
3.50%, 08/01/45	12,957	13,556,515
3.50%, 09/01/45	4,317	4,513,898
3.50%, 10/01/45	6,022	6,305,126
3.50%, 11/01/45	1,804	1,878,227
3.50%, 12/01/45	6,568	6,842,733
3.50%, 01/01/46	21,814	22,858,889
3.50%, 02/01/46	37,249	38,805,388
3.50%, 03/01/46	11,708	12,199,738
3.50%, 04/01/46	15,687	16,441,203
3.50%, 05/01/46	4,471	4,665,129
3.50%, 06/01/46	7,957	8,292,094
3.50%, 07/01/46	39,067	40,710,746
3.50%, 08/01/46	4,223	4,404,713
3.50%, 09/01/46	10,825	11,335,597
3.50%, 10/01/46	19,148	19,982,688
3.50%, 11/01/46	21,631	22,573,743
3.50%, 12/01/46	60,557	63,211,287
3.50%, 01/01/47	34,971	36,487,979
3.50%, 02/01/47	18,280	19,049,518
3.50%, 03/01/47	2,110	2,219,799
3.50%, 04/01/47	9,726	10,118,777
3.50%, 05/01/47	22,437	23,412,539
3.50%, 06/01/47	12,490	12,995,717
3.50%, 07/01/47	47,691	49,561,995
3.50%, 08/01/47	50,889	52,978,195
3.50%, 09/01/47	16,020	16,622,238
3.50%, 10/01/47	4,064	4,227,984
3.50%, 11/01/47	29,315	30,467,545

124	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/47	$26,915		$28,048,303
3.50%, 01/01/48	56,224		58,463,097
3.50%, 02/01/48	47,949		49,885,967
3.50%, 03/01/48	25,673		26,710,528
3.50%, 04/01/48	10,228		10,644,437
3.50%, 05/01/48	426		441,666
3.50%, 06/01/48	9,391		9,772,395
3.50%, 07/01/48	18,549		19,302,585
3.50%, 09/01/48	1,804		1,882,771
3.50%, 10/01/48	2,352		2,437,441
3.50%, 11/01/48	26,775		27,926,774
3.50%, 02/01/49	2,041		2,116,453
3.50%, 03/01/49	3,745		3,913,431
3.50%, 04/01/49	6,154		6,419,894
3.50%, 05/01/49	23,349		24,227,824
3.50%, 06/01/49	16,051		16,701,850
3.50%, 07/01/49	23,426		24,342,235
3.50%, 08/01/49	4,407		4,595,650
3.50%, 09/01/49	13,367		13,918,189
3.50%, 10/01/49	5,846		6,079,870
3.50%, 11/01/49	3,243		3,377,367
3.50%, 12/01/49	4,419		4,602,457
3.50%, 01/01/50	4,504		4,676,224
3.50%, 02/01/50	4,396		4,571,652
3.50%, 06/01/50	27,236		28,199,826
4.00%, 03/01/22	0	(b)	1
4.00%, 04/01/23	1		1,413
4.00%, 04/01/23	0	(b)	199
4.00%, 02/01/24	2		2,392
4.00%, 03/01/24	184		190,594
4.00%, 04/01/24	94		97,195
4.00%, 04/01/24	0	(b)	458
4.00%, 05/01/24	5		5,144
4.00%, 05/01/24	0	(b)	343
4.00%, 06/01/24	14		13,396
4.00%, 07/01/24	37		37,348
4.00%, 08/01/24	5		5,453
4.00%, 09/01/24	11		11,212
4.00%, 10/01/24	16		16,791
4.00%, 11/01/24	3		3,129
4.00%, 12/01/24	18		18,344
4.00%, 01/01/25	7		6,855
4.00%, 02/01/25	11		10,822
4.00%, 03/01/25	27		27,796
4.00%, 04/01/25	21		21,158
4.00%, 05/01/25	34		35,042
4.00%, 05/01/25	0	(b)	310
4.00%, 06/01/25	7		7,969
4.00%, 07/01/25	89		92,060
4.00%, 08/01/25	3		3,337
4.00%, 09/01/25	574		594,496
4.00%, 10/01/25	658		682,367
4.00%, 11/01/25	312		323,525
4.00%, 12/01/25	9		9,392
4.00%, 01/01/26	22		23,957
4.00%, 03/01/26	444		459,577
4.00%, 05/01/26	12		13,056
4.00%, 06/01/26	2,162		2,242,098
4.00%, 07/01/26	112		115,411
4.00%, 08/01/26	20		21,010

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/26	$703		$729,121
4.00%, 03/01/27	577		599,904
4.00%, 03/01/27	0	(b)	25
4.00%, 08/01/27	183		190,064
4.00%, 02/01/29	224		231,895
4.00%, 12/01/30	837		883,382
4.00%, 01/01/31	517		546,170
4.00%, 02/01/31	383		404,161
4.00%, 10/01/31	1,211		1,279,140
4.00%, 02/01/32	2,865		3,026,566
4.00%, 04/01/32	9		9,605
4.00%, 06/01/32	9		9,642
4.00%, 07/01/32	936		974,374
4.00%, 05/01/33	161		166,772
4.00%, 07/01/33	140		144,895
4.00%, 08/01/33	1,310		1,379,517
4.00%, 10/01/33	530		560,471
4.00%, 12/01/33	2,626		2,723,285
4.00%, 01/01/34	539		559,783
4.00%, 05/01/34	478		503,765
4.00%, 07/01/34	666		699,217
4.00%, 10/01/34	822		867,934
4.00%, 01/01/36	18		18,678
4.00%, 10/01/37	22,380		23,672,025
4.00%, 06/01/38	367		387,987
4.00%, 03/01/39	18		19,531
4.00%, 04/01/39	39		41,645
4.00%, 05/01/39	397		423,294
4.00%, 07/01/39	22		23,326
4.00%, 08/01/39	423		449,576
4.00%, 09/01/39	34		36,089
4.00%, 10/01/39	2		2,478
4.00%, 11/01/39	122		128,857
4.00%, 12/01/39	4		3,701
4.00%, 02/01/40	21		22,319
4.00%, 05/01/40	19		20,940
4.00%, 07/01/40	49		51,845
4.00%, 08/01/40	1,182		1,257,149
4.00%, 09/01/40	22		23,534
4.00%, 10/01/40	456		483,133
4.00%, 11/01/40	137		145,300
4.00%, 12/01/40	1,817		1,933,184
4.00%, 01/01/41	2,545		2,708,554
4.00%, 02/01/41	1,036		1,102,589
4.00%, 03/01/41	269		285,933
4.00%, 04/01/41	41		43,117
4.00%, 05/01/41	392		415,922
4.00%, 08/01/41	4		3,947
4.00%, 09/01/41	229		242,967
4.00%, 10/01/41	378		402,320
4.00%, 11/01/41	160		170,732
4.00%, 12/01/41	987		1,051,331
4.00%, 01/01/42	1,405		1,494,382
4.00%, 02/01/42	249		265,732
4.00%, 03/01/42	6,905		7,348,741
4.00%, 05/01/42	1,074		1,141,868
4.00%, 06/01/42	42		45,406
4.00%, 07/01/42	461		493,117
4.00%, 08/01/42	3		3,214
4.00%, 09/01/42	6		6,660

S C H E D U L E O F I N V E S T M E N T S	125

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/42	$199	$213,496
4.00%, 01/01/43	10	10,608
4.00%, 08/01/43	28	28,985
4.00%, 09/01/43	1,455	1,557,575
4.00%, 10/01/43	195	206,745
4.00%, 12/01/43	6	6,267
4.00%, 01/01/44	65	68,787
4.00%, 02/01/44	12	12,554
4.00%, 03/01/44	1,546	1,658,225
4.00%, 04/01/44	1,180	1,261,443
4.00%, 05/01/44	5,102	5,444,676
4.00%, 06/01/44	3,096	3,292,390
4.00%, 07/01/44	9,538	10,234,928
4.00%, 08/01/44	267	283,797
4.00%, 09/01/44	187	198,420
4.00%, 10/01/44	2,850	3,032,776
4.00%, 11/01/44	2,165	2,296,351
4.00%, 12/01/44	3,113	3,308,980
4.00%, 01/01/45	10,724	11,414,591
4.00%, 02/01/45	7,773	8,280,427
4.00%, 03/01/45	6,269	6,667,803
4.00%, 04/01/45	943	996,897
4.00%, 06/01/45	8,366	8,902,719
4.00%, 07/01/45	16,315	17,337,825
4.00%, 08/01/45	353	372,369
4.00%, 09/01/45	15,877	16,788,292
4.00%, 10/01/45	4,034	4,278,433
4.00%, 11/01/45	8,503	9,001,052
4.00%, 12/01/45	872	921,555
4.00%, 01/01/46	2,619	2,769,583
4.00%, 02/01/46	4,775	5,075,057
4.00%, 03/01/46	8,793	9,281,864
4.00%, 04/01/46	6,395	6,752,868
4.00%, 05/01/46	10,911	11,523,696
4.00%, 06/01/46	17,881	19,057,487
4.00%, 07/01/46	1,631	1,719,761
4.00%, 08/01/46	9,769	10,336,039
4.00%, 09/01/46	11,544	12,282,660
4.00%, 10/01/46	3,599	3,828,297
4.00%, 11/01/46	10,527	11,189,962
4.00%, 01/01/47	4,137	4,384,227
4.00%, 02/01/47	4,012	4,241,599
4.00%, 03/01/47	10,431	11,035,828
4.00%, 04/01/47	11,466	12,145,255
4.00%, 05/01/47	8,673	9,202,452
4.00%, 06/01/47	21,228	22,476,261
4.00%, 07/01/47	11,939	12,627,062
4.00%, 08/01/47	25,138	26,492,825
4.00%, 09/01/47	30,131	31,857,635
4.00%, 10/01/47	21,481	22,616,670
4.00%, 11/01/47	17,007	17,950,726
4.00%, 12/01/47	9,828	10,401,921
4.00%, 01/01/48	10,504	11,061,398
4.00%, 02/01/48	44,560	47,018,252
4.00%, 03/01/48	3,592	3,784,974
4.00%, 04/01/48	14,318	15,153,590
4.00%, 05/01/48	4,642	4,921,728
4.00%, 06/01/48	11,200	11,813,766
4.00%, 07/01/48	13,730	14,568,957
4.00%, 08/01/48	12,232	12,894,757

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/48	$10,029		$10,565,602
4.00%, 10/01/48	3,622		3,833,562
4.00%, 11/01/48	3,294		3,491,680
4.00%, 12/01/48	9,191		9,705,363
4.00%, 01/01/49	15,799		16,706,280
4.00%, 02/01/49	5,642		5,967,905
4.00%, 03/01/49	15,358		16,204,209
4.00%, 04/01/49	16,444		17,370,585
4.00%, 05/01/49	19,694		20,781,440
4.00%, 06/01/49	14,359		15,139,110
4.00%, 07/01/49	35,785		38,063,234
4.00%, 08/01/49	2,321		2,449,597
4.00%, 09/01/49	4,771		5,034,925
4.00%, 12/01/49	557		590,252
4.00%, 01/01/50	16,826		17,781,578
4.00%, 02/01/50	554		582,781
4.00%, 03/01/50	1,476		1,544,071
4.00%, 04/01/50	1,058		1,115,211
4.00%, 05/01/50	5,190		5,447,543
4.50%, 07/01/22	0	(b)	1
4.50%, 08/01/22	0	(b)	304
4.50%, 11/01/22	0	(b)	41
4.50%, 04/01/23	3		2,758
4.50%, 05/01/23	0	(b)	502
4.50%, 06/01/23	11		10,706
4.50%, 06/01/23	0	(b)	238
4.50%, 01/01/24	0	(b)	383
4.50%, 02/01/24	0	(b)	649
4.50%, 03/01/24	18		18,388
4.50%, 03/01/24	0	(b)	273
4.50%, 04/01/24	0	(b)	287
4.50%, 07/01/24	3		3,323
4.50%, 08/01/24	3		3,353
4.50%, 10/01/24	284		291,910
4.50%, 11/01/24	3		3,300
4.50%, 12/01/24	23		23,908
4.50%, 01/01/25	2		1,596
4.50%, 02/01/25	350		361,652
4.50%, 04/01/25	394		408,188
4.50%, 04/01/25	0	(b)	497
4.50%, 05/01/25	21		21,196
4.50%, 06/01/25	377		390,137
4.50%, 09/01/25	12		12,853
4.50%, 04/01/26	13		13,789
4.50%, 01/01/27	186		192,962
4.50%, 11/01/28	1		1,234
4.50%, 08/01/31	1,733		1,845,376
4.50%, 08/01/33	38		41,090
4.50%, 09/01/33	9		9,041
4.50%, 10/01/33	20		21,086
4.50%, 11/01/33	29		31,345
4.50%, 12/01/33	677		713,194
4.50%, 01/01/34	1,948		2,059,812
4.50%, 02/01/34	420		439,621
4.50%, 04/01/34	2		1,771
4.50%, 05/01/34	12		12,809
4.50%, 06/01/34	568		601,095
4.50%, 07/01/34	1		773
4.50%, 08/01/34	1,541		1,639,821
4.50%, 09/01/34	428		453,189

126	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 12/01/34	$0	(b)	$22
4.50%, 12/01/34	6		6,207
4.50%, 01/01/35	1		972
4.50%, 02/01/35	0	(b)	495
4.50%, 03/01/35	2		2,089
4.50%, 05/01/35	0	(b)	407
4.50%, 07/01/35	0	(b)	408
4.50%, 08/01/35	1		1,525
4.50%, 09/01/35	10		11,134
4.50%, 10/01/35	2		1,959
4.50%, 12/01/35	43		46,189
4.50%, 01/01/36	1		716
4.50%, 03/01/36	2		2,533
4.50%, 07/01/37	4		4,437
4.50%, 03/01/38	4		3,979
4.50%, 04/01/38	0	(b)	846
4.50%, 04/01/38	112		121,007
4.50%, 05/01/38	1		1,044
4.50%, 06/01/38	20		21,597
4.50%, 06/01/38	0	(b)	419
4.50%, 09/01/38	14,435		15,362,196
4.50%, 11/01/38	4		4,071
4.50%, 01/01/39	12		13,023
4.50%, 02/01/39	0	(b)	469
4.50%, 02/01/39	886		957,393
4.50%, 03/01/39	54		57,788
4.50%, 04/01/39	1,749		1,890,917
4.50%, 05/01/39	1,000		1,081,538
4.50%, 06/01/39	184		198,802
4.50%, 07/01/39	204		220,261
4.50%, 08/01/39	2,835		3,066,977
4.50%, 09/01/39	87		94,243
4.50%, 10/01/39	6,447		6,970,399
4.50%, 11/01/39	32		35,166
4.50%, 12/01/39	326		353,988
4.50%, 01/01/40	414		446,579
4.50%, 02/01/40	124		132,998
4.50%, 03/01/40	148		159,311
4.50%, 04/01/40	71		76,326
4.50%, 05/01/40	184		198,830
4.50%, 06/01/40	35		37,861
4.50%, 07/01/40	62		66,186
4.50%, 08/01/40	145		157,685
4.50%, 09/01/40	1,833		1,981,368
4.50%, 10/01/40	336		362,644
4.50%, 12/01/40	2,478		2,679,082
4.50%, 01/01/41	2,559		2,766,334
4.50%, 02/01/41	133		143,381
4.50%, 03/01/41	512		553,013
4.50%, 04/01/41	17,648		19,072,175
4.50%, 05/01/41	14,389		15,551,019
4.50%, 06/01/41	6,658		7,194,497
4.50%, 07/01/41	270		291,403
4.50%, 08/01/41	3,814		4,121,487
4.50%, 09/01/41	6,613		7,147,183
4.50%, 10/01/41	111		119,479
4.50%, 11/01/41	325		350,421
4.50%, 12/01/41	3,645		3,965,893
4.50%, 01/01/42	3,370		3,641,598
4.50%, 04/01/42	131		141,916

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/42	$4	$4,168
4.50%, 09/01/42	1,770	1,910,038
4.50%, 10/01/42	2,312	2,501,170
4.50%, 01/01/43	184	198,946
4.50%, 09/01/43	3,504	3,827,169
4.50%, 10/01/43	1,035	1,122,563
4.50%, 11/01/43	2,174	2,405,181
4.50%, 12/01/43	1,818	1,986,513
4.50%, 01/01/44	354	383,507
4.50%, 02/01/44	468	505,874
4.50%, 03/01/44	8,809	9,519,727
4.50%, 04/01/44	1,812	1,981,125
4.50%, 05/01/44	707	762,533
4.50%, 06/01/44	1,751	1,889,978
4.50%, 07/01/44	367	395,378
4.50%, 08/01/44	1,262	1,360,255
4.50%, 09/01/44	58	62,457
4.50%, 10/01/44	282	304,110
4.50%, 11/01/44	91	97,344
4.50%, 12/01/44	9,318	10,146,783
4.50%, 01/01/45	1,049	1,142,504
4.50%, 02/01/45	9,759	10,558,959
4.50%, 04/01/45	5	5,026
4.50%, 08/01/45	2,645	2,861,902
4.50%, 09/01/45	451	485,634
4.50%, 10/01/45	1,666	1,814,980
4.50%, 11/01/45	542	584,131
4.50%, 12/01/45	145	155,496
4.50%, 01/01/46	84	90,045
4.50%, 02/01/46	9,129	9,884,238
4.50%, 03/01/46	26,041	28,159,130
4.50%, 04/01/46	6,132	6,678,304
4.50%, 05/01/46	1,511	1,640,014
4.50%, 06/01/46	1,528	1,662,337
4.50%, 07/01/46	964	1,047,968
4.50%, 08/01/46	7,876	8,474,497
4.50%, 09/01/46	265	283,794
4.50%, 10/01/46	979	1,045,421
4.50%, 11/01/46	111	118,594
4.50%, 12/01/46	790	843,074
4.50%, 01/01/47	941	1,004,998
4.50%, 02/01/47	467	496,702
4.50%, 03/01/47	1,234	1,323,926
4.50%, 04/01/47	3,933	4,225,449
4.50%, 05/01/47	1,717	1,855,241
4.50%, 06/01/47	5,280	5,654,382
4.50%, 07/01/47	1,619	1,739,946
4.50%, 08/01/47	2,098	2,266,314
4.50%, 09/01/47	1,393	1,489,926
4.50%, 10/01/47	8,161	8,774,144
4.50%, 11/01/47	2,686	2,897,169
4.50%, 12/01/47	698	750,435
4.50%, 01/01/48	2,246	2,395,819
4.50%, 02/01/48	5,191	5,600,620
4.50%, 03/01/48	835	903,792
4.50%, 04/01/48	5,811	6,185,086
4.50%, 05/01/48	6,822	7,289,875
4.50%, 06/01/48	3,066	3,286,767
4.50%, 07/01/48	4,906	5,232,108
4.50%, 08/01/48	25,262	27,101,871

S C H E D U L E O F I N V E S T M E N T S	127

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 09/01/48	$8,214		$8,809,668
4.50%, 10/01/48	13,615		14,452,428
4.50%, 11/01/48	7,793		8,378,345
4.50%, 12/01/48	11,268		12,035,521
4.50%, 01/01/49	22,966		24,511,806
4.50%, 02/01/49	13,883		14,923,239
4.50%, 03/01/49	4,532		4,826,513
4.50%, 04/01/49	4,869		5,202,304
4.50%, 05/01/49	4,815		5,105,107
4.50%, 07/01/49	10,514		11,143,149
4.50%, 08/01/49	5,523		5,858,372
4.50%, 09/01/49	2,640		2,798,173
4.50%, 10/01/49	2,597		2,752,250
4.50%, 11/01/49	1,444		1,530,167
4.50%, 12/01/49	15,831		17,175,743
4.50%, 01/01/50	28		30,150
4.50%, 02/01/50	671		728,248
4.50%, 05/01/50	2,011		2,129,105
5.00%, 03/01/22	0	(b)	47
5.00%, 01/01/23	0	(b)	214
5.00%, 05/01/23	0	(b)	149
5.00%, 06/01/23	1		765
5.00%, 06/01/23	0	(b)	564
5.00%, 07/01/23	194		197,994
5.00%, 07/01/23	0	(b)	73
5.00%, 08/01/23	0	(b)	375
5.00%, 09/01/23	0	(b)	102
5.00%, 09/01/23	6		6,050
5.00%, 10/01/23	0	(b)	315
5.00%, 11/01/23	1		535
5.00%, 12/01/23	25		25,381
5.00%, 12/01/23	0	(b)	461
5.00%, 01/01/24	2		1,347
5.00%, 02/01/24	0	(b)	3
5.00%, 12/01/24	2		2,522
5.00%, 05/01/25	6		5,756
5.00%, 09/01/25	3		3,083
5.00%, 11/01/32	2		2,570
5.00%, 03/01/33	3		2,797
5.00%, 05/01/33	26		27,738
5.00%, 06/01/33	3		2,945
5.00%, 07/01/33	108		118,028
5.00%, 08/01/33	43		46,792
5.00%, 09/01/33	53		58,649
5.00%, 10/01/33	1		881
5.00%, 11/01/33	1,828		1,993,224
5.00%, 02/01/34	4		3,936
5.00%, 03/01/34	28		30,469
5.00%, 04/01/34	23		25,962
5.00%, 05/01/34	65		70,756
5.00%, 05/01/34	0	(b)	228
5.00%, 06/01/34	1		781
5.00%, 07/01/34	36		38,503
5.00%, 08/01/34	28		30,563
5.00%, 09/01/34	5		5,442
5.00%, 10/01/34	10		10,435
5.00%, 12/01/34	248		271,675
5.00%, 01/01/35	156		169,688
5.00%, 02/01/35	968		1,060,307
5.00%, 03/01/35	53		58,363

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 04/01/35	$13		$14,384
5.00%, 05/01/35	8		9,063
5.00%, 06/01/35	98		106,506
5.00%, 07/01/35	109		118,931
5.00%, 08/01/35	62		67,787
5.00%, 08/01/35	0	(b)	43
5.00%, 09/01/35	158		173,350
5.00%, 10/01/35	50		54,540
5.00%, 11/01/35	476		524,937
5.00%, 12/01/35	6		7,272
5.00%, 01/01/36	18		19,697
5.00%, 02/01/36	10		10,794
5.00%, 03/01/36	626		685,969
5.00%, 03/01/36	0	(b)	383
5.00%, 04/01/36	0	(b)	404
5.00%, 04/01/36	1		637
5.00%, 05/01/36	488		533,799
5.00%, 05/01/36	0	(b)	54
5.00%, 06/01/36	53		57,858
5.00%, 07/01/36	28		30,592
5.00%, 08/01/36	1		961
5.00%, 11/01/36	3		3,216
5.00%, 12/01/36	2		2,156
5.00%, 02/01/37	15		16,535
5.00%, 03/01/37	10		10,785
5.00%, 04/01/37	2		2,266
5.00%, 05/01/37	12		12,849
5.00%, 06/01/37	7		8,134
5.00%, 07/01/37	498		543,800
5.00%, 01/01/38	6		7,107
5.00%, 02/01/38	771		843,215
5.00%, 03/01/38	43		48,344
5.00%, 04/01/38	107		116,829
5.00%, 04/01/38	0	(b)	705
5.00%, 05/01/38	24		26,786
5.00%, 06/01/38	3		3,650
5.00%, 07/01/38	73		80,153
5.00%, 11/01/38	0	(b)	98
5.00%, 12/01/38	5		5,001
5.00%, 01/01/39	231		254,133
5.00%, 02/01/39	36		39,703
5.00%, 03/01/39	522		575,331
5.00%, 04/01/39	4,235		4,668,678
5.00%, 05/01/39	1,054		1,161,825
5.00%, 06/01/39	891		971,512
5.00%, 07/01/39	36		39,804
5.00%, 08/01/39	307		338,530
5.00%, 09/01/39	489		538,986
5.00%, 10/01/39	407		449,084
5.00%, 11/01/39	67		73,806
5.00%, 12/01/39	672		741,827
5.00%, 01/01/40	126		138,938
5.00%, 02/01/40	61		67,094
5.00%, 03/01/40	281		309,458
5.00%, 04/01/40	1,144		1,259,927
5.00%, 05/01/40	10,009		11,032,894
5.00%, 06/01/40	263		290,433
5.00%, 07/01/40	1,184		1,303,736
5.00%, 08/01/40	6,527		7,192,963
5.00%, 09/01/40	803		884,979

128	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 10/01/40	$132		$145,447
5.00%, 11/01/40	20		22,305
5.00%, 12/01/40	1,972		2,173,430
5.00%, 01/01/41	221		244,165
5.00%, 02/01/41	589		648,621
5.00%, 03/01/41	1,866		2,057,376
5.00%, 04/01/41	2,845		3,135,706
5.00%, 05/01/41	8,494		9,361,200
5.00%, 06/01/41	1,264		1,392,696
5.00%, 07/01/41	585		644,457
5.00%, 08/01/41	1,446		1,593,594
5.00%, 11/01/41	138		151,930
5.00%, 04/01/42	435		479,780
5.00%, 08/01/43	29		32,389
5.00%, 09/01/43	710		787,976
5.00%, 10/01/43	1,288		1,430,906
5.00%, 11/01/43	43		48,237
5.00%, 12/01/43	162		178,585
5.00%, 01/01/44	2,130		2,364,075
5.00%, 03/01/44	730		804,804
5.00%, 06/01/44	168		185,576
5.00%, 07/01/44	78		85,810
5.00%, 08/01/44	136		149,519
5.00%, 09/01/44	1,149		1,266,094
5.00%, 11/01/44	557		613,469
5.00%, 01/01/45	9		10,366
5.00%, 07/01/45	3,995		4,403,051
5.00%, 03/01/47	99		109,346
5.00%, 04/01/47	92		99,463
5.00%, 05/01/47	805		881,797
5.00%, 07/01/47	761		835,684
5.00%, 08/01/47	249		270,806
5.00%, 09/01/47	1,125		1,214,333
5.00%, 11/01/47	95		102,918
5.00%, 02/01/48	1,303		1,405,050
5.00%, 03/01/48	1,720		1,858,850
5.00%, 04/01/48	2,545		2,770,590
5.00%, 06/01/48	1,283		1,385,654
5.00%, 07/01/48	4,082		4,460,654
5.00%, 08/01/48	12,701		13,874,674
5.00%, 09/01/48	7,254		7,898,295
5.00%, 10/01/48	4,678		5,096,621
5.00%, 11/01/48	2,272		2,496,173
5.00%, 12/01/48	2,163		2,358,796
5.00%, 01/01/49	14,126		15,344,442
5.00%, 02/01/49	5,266		5,725,801
5.00%, 03/01/49	6,624		7,192,463
5.00%, 04/01/49	8,119		8,844,640
5.00%, 07/01/49	10,024		10,888,919
5.00%, 08/01/49	2,938		3,178,493
5.00%, 09/01/49	1,554		1,703,616
5.00%, 10/01/49	5,404		5,861,696
5.00%, 03/14/52(c)	1,500		1,617,832
5.50%, 03/01/22	0	(b)	27
5.50%, 05/01/22	0	(b)	81
5.50%, 11/01/22	0	(b)	334
5.50%, 02/01/23	1		841
5.50%, 09/01/23	0	(b)	247
5.50%, 10/01/23	0	(b)	408
5.50%, 11/01/23	0	(b)	461

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/23	$1		$505
5.50%, 01/01/25	0	(b)	122
5.50%, 05/01/25	0	(b)	182
5.50%, 03/01/28	287		298,791
5.50%, 10/01/28	0	(b)	323
5.50%, 12/01/28	0	(b)	209
5.50%, 07/01/29	2		1,587
5.50%, 04/01/31	2		1,891
5.50%, 11/01/31	0	(b)	137
5.50%, 12/01/31	15		16,357
5.50%, 01/01/32	7		7,496
5.50%, 02/01/32	2		2,391
5.50%, 11/01/32	0	(b)	594
5.50%, 11/01/32	2		2,138
5.50%, 12/01/32	7		7,653
5.50%, 01/01/33	28		30,326
5.50%, 02/01/33	6		6,338
5.50%, 02/01/33	0	(b)	1,020
5.50%, 03/01/33	31		34,117
5.50%, 04/01/33	76		83,174
5.50%, 05/01/33	676		748,896
5.50%, 06/01/33	51		56,469
5.50%, 07/01/33	145		160,129
5.50%, 08/01/33	1		1,360
5.50%, 09/01/33	0	(b)	190
5.50%, 09/01/33	7		6,719
5.50%, 10/01/33	266		294,325
5.50%, 10/01/33	0	(b)	874
5.50%, 11/01/33	1,306		1,450,014
5.50%, 12/01/33	1		1,226
5.50%, 01/01/34	47		52,471
5.50%, 02/01/34	29		31,920
5.50%, 03/01/34	14		14,939
5.50%, 04/01/34	65		71,190
5.50%, 05/01/34	58		63,914
5.50%, 06/01/34	28		31,285
5.50%, 07/01/34	18		19,954
5.50%, 09/01/34	960		1,067,492
5.50%, 10/01/34	1		867
5.50%, 11/01/34	26		29,227
5.50%, 12/01/34	19		20,193
5.50%, 01/01/35	46		51,199
5.50%, 02/01/35	77		85,422
5.50%, 03/01/35	36		40,213
5.50%, 04/01/35	27		29,746
5.50%, 05/01/35	14		14,700
5.50%, 06/01/35	24		26,398
5.50%, 07/01/35	29		32,227
5.50%, 08/01/35	12		13,935
5.50%, 09/01/35	256		286,116
5.50%, 10/01/35	15		16,918
5.50%, 11/01/35	49		54,956
5.50%, 12/01/35	49		55,222
5.50%, 12/01/35	0	(b)	336
5.50%, 01/01/36	17		19,067
5.50%, 02/01/36	67		74,417
5.50%, 03/01/36	1		642
5.50%, 04/01/36	1,578		1,759,698
5.50%, 05/01/36	390		434,260
5.50%, 06/01/36	1		1,336

S C H E D U L E O F I N V E S T M E N T S	129

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/36	$13		$14,847
5.50%, 08/01/36	31		34,652
5.50%, 09/01/36	2,579		2,858,097
5.50%, 10/01/36	16		18,565
5.50%, 11/01/36	20		22,689
5.50%, 11/01/36	0	(b)	130
5.50%, 12/01/36	29		32,748
5.50%, 12/01/36	0	(b)	238
5.50%, 01/01/37	0	(b)	372
5.50%, 01/01/37	31		34,576
5.50%, 02/01/37	71		80,474
5.50%, 03/01/37	47		52,321
5.50%, 04/01/37	10		11,556
5.50%, 05/01/37	290		325,861
5.50%, 05/01/37	0	(b)	830
5.50%, 06/01/37	171		189,158
5.50%, 07/01/37	28		30,230
5.50%, 07/01/37	0	(b)	1,011
5.50%, 08/01/37	2,001		2,229,866
5.50%, 08/01/37	0	(b)	424
5.50%, 09/01/37	1		641
5.50%, 10/01/37	4		3,647
5.50%, 10/01/37	0	(b)	282
5.50%, 11/01/37	12		13,194
5.50%, 12/01/37	66		74,561
5.50%, 12/01/37	0	(b)	281
5.50%, 01/01/38	16		16,339
5.50%, 02/01/38	38		43,024
5.50%, 03/01/38	875		978,410
5.50%, 04/01/38	73		80,433
5.50%, 05/01/38	264		296,301
5.50%, 06/01/38	292		327,342
5.50%, 07/01/38	555		619,181
5.50%, 07/01/38	0	(b)	478
5.50%, 08/01/38	67		74,960
5.50%, 08/01/38	0	(b)	304
5.50%, 09/01/38	8		8,832
5.50%, 10/01/38	3		3,545
5.50%, 11/01/38	1,107		1,242,089
5.50%, 12/01/38	39		43,350
5.50%, 01/01/39	50		54,614
5.50%, 02/01/39	42		46,813
5.50%, 03/01/39	14		16,026
5.50%, 04/01/39	24		27,310
5.50%, 06/01/39	178		199,484
5.50%, 07/01/39	20		22,642
5.50%, 08/01/39	1		1,531
5.50%, 09/01/39	35		39,142
5.50%, 10/01/39	7		8,151
5.50%, 11/01/39	36		40,831
5.50%, 12/01/39	80		91,166
5.50%, 01/01/40	44		48,805
5.50%, 03/01/40	63		69,278
5.50%, 05/01/40	160		179,333
5.50%, 06/01/40	84		92,921
5.50%, 07/01/40	1,979		2,207,777
5.50%, 09/01/40	5,022		5,605,283
5.50%, 07/01/41	327		367,716
5.50%, 09/01/41	8,500		9,510,969
5.50%, 05/01/44	6,255		7,108,585

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/01/47	$2,190		$2,442,337
5.50%, 06/01/48	127		142,078
5.50%, 11/01/48	108		120,426
5.50%, 12/01/48	471		524,024
5.50%, 02/01/49	664		775,753
5.50%, 03/01/49	165		184,297
6.00%, 08/01/22	0	(b)	2
6.00%, 05/01/24	0	(b)	46
6.00%, 12/01/24	0	(b)	450
6.00%, 03/01/28	1		627
6.00%, 04/01/28	0	(b)	98
6.00%, 11/01/28	0	(b)	629
6.00%, 12/01/28	1		587
6.00%, 12/01/28	0	(b)	1,059
6.00%, 01/01/29	0	(b)	617
6.00%, 01/01/29	2		2,629
6.00%, 02/01/29	0	(b)	1,306
6.00%, 02/01/29	7		6,951
6.00%, 03/01/29	2		2,327
6.00%, 03/01/29	0	(b)	186
6.00%, 04/01/29	3		3,059
6.00%, 05/01/29	0	(b)	226
6.00%, 06/01/29	0	(b)	93
6.00%, 06/01/29	1		882
6.00%, 07/01/29	2		2,607
6.00%, 07/01/29	0	(b)	185
6.00%, 04/01/30	1		1,263
6.00%, 04/01/31	1		1,200
6.00%, 04/01/31	0	(b)	26
6.00%, 05/01/31	7		6,420
6.00%, 10/01/31	5		5,047
6.00%, 11/01/31	8		8,389
6.00%, 02/01/32	3		3,428
6.00%, 03/01/32	2		2,554
6.00%, 04/01/32	5		5,059
6.00%, 06/01/32	1		1,488
6.00%, 09/01/32	3		3,723
6.00%, 11/01/32	42		47,555
6.00%, 12/01/32	30		32,168
6.00%, 01/01/33	27		28,230
6.00%, 02/01/33	6		7,221
6.00%, 02/01/33	0	(b)	509
6.00%, 03/01/33	23		26,124
6.00%, 03/01/33	0	(b)	71
6.00%, 05/01/33	3		3,000
6.00%, 10/01/33	3		3,449
6.00%, 11/01/33	2		1,698
6.00%, 12/01/33	21		24,315
6.00%, 02/01/34	5		5,476
6.00%, 03/01/34	1,751		1,966,649
6.00%, 04/01/34	4		3,976
6.00%, 05/01/34	275		307,407
6.00%, 08/01/34	377		424,927
6.00%, 09/01/34	20		22,239
6.00%, 10/01/34	17		19,739
6.00%, 11/01/34	114		128,727
6.00%, 12/01/34	7		7,847
6.00%, 01/01/35	32		36,749
6.00%, 02/01/35	12		12,855
6.00%, 04/01/35	4		4,378

130	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 06/01/35	$11		$11,748
6.00%, 07/01/35	106		119,557
6.00%, 09/01/35	16		18,221
6.00%, 10/01/35	43		48,863
6.00%, 12/01/35	38		41,169
6.00%, 01/01/36	7		7,963
6.00%, 01/01/36	0	(b)	390
6.00%, 02/01/36	2		2,255
6.00%, 03/01/36	1		1,195
6.00%, 05/01/36	0	(b)	649
6.00%, 05/01/36	27		30,286
6.00%, 06/01/36	589		666,829
6.00%, 07/01/36	12		13,033
6.00%, 08/01/36	554		626,763
6.00%, 10/01/36	20		22,393
6.00%, 10/01/36	0	(b)	365
6.00%, 11/01/36	38		43,166
6.00%, 11/01/36	0	(b)	1,174
6.00%, 12/01/36	12		13,299
6.00%, 01/01/37	4		4,241
6.00%, 02/01/37	76		83,954
6.00%, 03/01/37	34		39,461
6.00%, 04/01/37	23		25,230
6.00%, 06/01/37	34		37,814
6.00%, 07/01/37	26		29,113
6.00%, 07/01/37	0	(b)	908
6.00%, 08/01/37	19		20,692
6.00%, 09/01/37	15		17,437
6.00%, 09/01/37	0	(b)	272
6.00%, 10/01/37	10		11,002
6.00%, 11/01/37	38		42,024
6.00%, 12/01/37	32		36,387
6.00%, 12/01/37	0	(b)	61
6.00%, 01/01/38	105		119,680
6.00%, 02/01/38	42		46,593
6.00%, 02/01/38	0	(b)	452
6.00%, 03/01/38	417		471,980
6.00%, 04/01/38	33		36,851
6.00%, 05/01/38	1,047		1,188,054
6.00%, 07/01/38	21		23,701
6.00%, 08/01/38	99		108,772
6.00%, 08/01/38	0	(b)	828
6.00%, 09/01/38	32		35,266
6.00%, 09/01/38	0	(b)	547
6.00%, 10/01/38	17		19,641
6.00%, 10/01/38	0	(b)	290
6.00%, 11/01/38	11		12,852
6.00%, 12/01/38	7		8,310
6.00%, 06/01/39	3,143		3,555,243
6.00%, 09/01/39	2		2,316
6.00%, 10/01/39	244		277,459
6.00%, 04/01/40	39		44,850
6.00%, 09/01/40	5		5,538
6.00%, 10/01/40	56		64,333
6.00%, 07/01/41	851		962,757
6.00%, 02/01/49	1,295		1,467,899
6.50%, 08/01/23	0	(b)	339
6.50%, 09/01/23	0	(b)	29
6.50%, 12/01/23	0	(b)	285
6.50%, 01/01/24	0	(b)	611

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 03/01/24	$0	(b)	$24
6.50%, 04/01/24	0	(b)	33
6.50%, 06/01/24	0	(b)	346
6.50%, 10/01/24	0	(b)	25
6.50%, 11/01/24	0	(b)	128
6.50%, 06/01/25	0	(b)	179
6.50%, 08/01/25	0	(b)	225
6.50%, 10/01/25	0	(b)	203
6.50%, 12/01/25	0	(b)	193
6.50%, 01/01/26	0	(b)	16
6.50%, 01/01/26	2		1,899
6.50%, 02/01/26	0	(b)	250
6.50%, 03/01/26	0	(b)	518
6.50%, 04/01/26	0	(b)	400
6.50%, 05/01/26	0	(b)	386
6.50%, 06/01/26	0	(b)	76
6.50%, 09/01/26	1		1,217
6.50%, 09/01/26	0	(b)	37
6.50%, 11/01/26	0	(b)	242
6.50%, 03/01/27	0	(b)	365
6.50%, 04/01/27	0	(b)	213
6.50%, 09/01/27	0	(b)	23
6.50%, 11/01/27	0	(b)	125
6.50%, 12/01/27	2		1,755
6.50%, 12/01/27	0	(b)	474
6.50%, 01/01/28	1		679
6.50%, 02/01/28	0	(b)	86
6.50%, 04/01/28	0	(b)	272
6.50%, 04/01/28	2		2,092
6.50%, 05/01/28	0	(b)	446
6.50%, 05/01/28	1		874
6.50%, 08/01/28	0	(b)	320
6.50%, 08/01/28	7		8,109
6.50%, 09/01/28	0	(b)	262
6.50%, 09/01/28	1		1,333
6.50%, 10/01/28	0	(b)	252
6.50%, 10/01/28	3		2,282
6.50%, 11/01/28	0	(b)	796
6.50%, 12/01/28	1		1,188
6.50%, 12/01/28	0	(b)	529
6.50%, 01/01/29	3		2,448
6.50%, 02/01/29	2		2,455
6.50%, 02/01/29	0	(b)	197
6.50%, 03/01/29	6		5,213
6.50%, 03/01/29	0	(b)	29
6.50%, 04/01/29	1		1,275
6.50%, 04/01/29	0	(b)	511
6.50%, 05/01/29	2		1,773
6.50%, 06/01/29	15		15,639
6.50%, 06/01/29	0	(b)	390
6.50%, 07/01/29	3		3,625
6.50%, 07/01/29	0	(b)	39
6.50%, 08/01/29	0	(b)	368
6.50%, 09/01/29	1		754
6.50%, 11/01/29	0	(b)	245
6.50%, 05/01/30	0	(b)	184
6.50%, 10/01/30	0	(b)	44
6.50%, 12/01/30	1		736
6.50%, 01/01/31	0	(b)	128
6.50%, 03/01/31	1		1,058

S C H E D U L E O F I N V E S T M E N T S	131

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/31	$0	(b)	$121
6.50%, 04/01/31	3		2,881
6.50%, 05/01/31	0	(b)	603
6.50%, 05/01/31	5		5,411
6.50%, 06/01/31	0	(b)	105
6.50%, 07/01/31	4		4,410
6.50%, 07/01/31	0	(b)	781
6.50%, 08/01/31	2		1,950
6.50%, 09/01/31	3		3,767
6.50%, 10/01/31	7		7,379
6.50%, 10/01/31	0	(b)	511
6.50%, 11/01/31	2		2,548
6.50%, 12/01/31	5		4,586
6.50%, 12/01/31	0	(b)	214
6.50%, 02/01/32	0	(b)	1,181
6.50%, 02/01/32	2		2,750
6.50%, 03/01/32	13		13,940
6.50%, 04/01/32	1		864
6.50%, 05/01/32	8		8,608
6.50%, 05/01/32	0	(b)	101
6.50%, 06/01/32	3		2,959
6.50%, 06/01/32	0	(b)	401
6.50%, 07/01/32	7		8,450
6.50%, 07/01/32	0	(b)	763
6.50%, 08/01/32	18		20,243
6.50%, 08/01/32	0	(b)	828
6.50%, 09/01/32	15		17,042
6.50%, 11/01/32	0	(b)	413
6.50%, 01/01/33	1		686
6.50%, 03/01/33	5		5,619
6.50%, 05/01/33	1		777
6.50%, 05/01/33	0	(b)	397
6.50%, 06/01/33	8		9,047
6.50%, 07/01/33	0	(b)	85
6.50%, 09/01/33	0	(b)	275
6.50%, 11/01/33	5		6,280
6.50%, 01/01/34	9		10,781
6.50%, 03/01/34	0	(b)	375
6.50%, 05/01/34	18		20,403
6.50%, 08/01/34	10		11,928
6.50%, 09/01/34	31		35,530
6.50%, 10/01/34	3		3,193
6.50%, 11/01/34	1		1,192
6.50%, 04/01/35	4		4,146
6.50%, 02/01/36	6		7,162
6.50%, 05/01/36	1		1,038
6.50%, 06/01/36	0	(b)	509
6.50%, 07/01/36	0	(b)	470
6.50%, 07/01/36	1		1,475
6.50%, 08/01/36	41		47,396
6.50%, 08/01/36	0	(b)	377
6.50%, 09/01/36	181		206,535
6.50%, 10/01/36	36		41,466
6.50%, 11/01/36	0	(b)	422
6.50%, 12/01/36	31		34,506
6.50%, 12/01/36	0	(b)	154
6.50%, 02/01/37	7		7,238
6.50%, 03/01/37	3		3,260
6.50%, 06/01/37	1		778
6.50%, 07/01/37	53		60,506

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 07/01/37	$0	(b)	$249
6.50%, 08/01/37	1,505		1,726,309
6.50%, 08/01/37	0	(b)	118
6.50%, 09/01/37	0	(b)	297
6.50%, 09/01/37	11		12,128
6.50%, 10/01/37	105		119,366
6.50%, 10/01/37	0	(b)	291
6.50%, 11/01/37	20		22,143
6.50%, 11/01/37	0	(b)	406
6.50%, 12/01/37	61		68,868
6.50%, 12/01/37	0	(b)	347
6.50%, 01/01/38	5		5,390
6.50%, 02/01/38	8		9,973
6.50%, 03/01/38	25		28,953
6.50%, 05/01/38	42		46,759
6.50%, 06/01/38	13		13,826
6.50%, 09/01/38	5		6,050
6.50%, 12/01/38	7		7,702
6.50%, 01/01/39	8		9,926
6.50%, 03/01/39	5		5,617
6.50%, 05/01/39	3		3,879
6.50%, 10/01/39	1,413		1,630,756
6.50%, 05/01/40	935		1,077,775
7.00%, 06/01/23	0	(b)	11
7.00%, 07/01/23	0	(b)	481
7.00%, 09/01/23	0	(b)	70
7.00%, 10/01/23	0	(b)	425
7.00%, 12/01/23	0	(b)	309
7.00%, 01/01/24	0	(b)	75
7.00%, 02/01/24	0	(b)	485
7.00%, 02/01/24	1		1,495
7.00%, 03/01/24	1		646
7.00%, 05/01/24	2		1,537
7.00%, 10/01/24	0	(b)	23
7.00%, 11/01/24	0	(b)	346
7.00%, 07/01/25	0	(b)	10
7.00%, 08/01/25	0	(b)	280
7.00%, 09/01/25	0	(b)	159
7.00%, 10/01/25	0	(b)	172
7.00%, 12/01/25	3		2,943
7.00%, 02/01/26	0	(b)	751
7.00%, 03/01/26	0	(b)	621
7.00%, 04/01/26	0	(b)	185
7.00%, 05/01/26	0	(b)	532
7.00%, 05/01/26	2		1,173
7.00%, 08/01/26	0	(b)	189
7.00%, 11/01/26	3		3,156
7.00%, 02/01/27	0	(b)	40
7.00%, 04/01/27	0	(b)	175
7.00%, 07/01/27	0	(b)	340
7.00%, 08/01/27	2		1,716
7.00%, 09/01/27	0	(b)	243
7.00%, 09/01/27	1		762
7.00%, 11/01/27	0	(b)	235
7.00%, 12/01/27	0	(b)	293
7.00%, 03/01/28	1		808
7.00%, 04/01/28	0	(b)	396
7.00%, 04/01/28	2		2,092
7.00%, 07/01/28	0	(b)	474
7.00%, 07/01/28	1		753

132	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/28	$0	(b)	$434
7.00%, 01/01/29	1		629
7.00%, 02/01/29	0	(b)	387
7.00%, 02/01/29	1		701
7.00%, 05/01/29	1		935
7.00%, 06/01/29	1		737
7.00%, 07/01/29	0	(b)	64
7.00%, 08/01/29	0	(b)	193
7.00%, 08/01/29	1		1,400
7.00%, 10/01/29	0	(b)	219
7.00%, 01/01/30	0	(b)	92
7.00%, 02/01/30	0	(b)	304
7.00%, 09/01/30	1		713
7.00%, 11/01/30	3		3,398
7.00%, 12/01/30	0	(b)	132
7.00%, 02/01/31	0	(b)	240
7.00%, 09/01/31	1		718
7.00%, 09/01/31	0	(b)	283
7.00%, 11/01/31	0	(b)	55
7.00%, 03/01/32	5		5,634
7.00%, 04/01/32	32		36,524
7.00%, 04/01/32	0	(b)	490
7.00%, 05/01/32	11		12,960
7.00%, 05/01/32	0	(b)	407
7.00%, 07/01/32	1		568
7.00%, 07/01/32	0	(b)	107
7.00%, 08/01/32	1		1,112
7.00%, 10/01/32	1		754
7.00%, 10/01/32	0	(b)	369
7.00%, 12/01/32	11		12,138
7.00%, 09/01/33	2		1,616
7.00%, 01/01/36	3		3,466
7.00%, 07/01/36	1		1,554
7.00%, 08/01/36	1		1,359
7.00%, 01/01/37	2		2,409
7.00%, 03/01/37	3		2,844
7.00%, 04/01/37	513		596,878
7.00%, 05/01/37	6		7,281
7.00%, 06/01/37	0	(b)	374
7.00%, 06/01/37	7		7,483
7.00%, 09/01/37	0	(b)	538
7.00%, 12/01/37	13		14,689
7.00%, 05/01/38	1		605
7.00%, 12/01/38	3		3,204
7.00%, 01/01/39	1		590
7.50%, 08/01/22	0	(b)	2
7.50%, 11/01/22	0	(b)	251
7.50%, 02/01/23	0	(b)	8
7.50%, 06/01/23	0	(b)	42
7.50%, 03/01/24	0	(b)	70
7.50%, 04/01/24	0	(b)	544
7.50%, 04/01/24	2		1,741
7.50%, 05/01/24	0	(b)	206
7.50%, 06/01/24	0	(b)	40
7.50%, 07/01/24	1		534
7.50%, 08/01/24	0	(b)	245
7.50%, 09/01/24	0	(b)	77
7.50%, 09/01/25	0	(b)	192
7.50%, 10/01/25	0	(b)	265
7.50%, 11/01/25	0	(b)	463

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 12/01/25	$0	(b)	$423
7.50%, 05/01/26	0	(b)	123
7.50%, 07/01/26	0	(b)	16
7.50%, 08/01/26	0	(b)	163
7.50%, 01/01/27	0	(b)	27
7.50%, 04/01/27	0	(b)	409
7.50%, 07/01/27	1		539
7.50%, 09/01/27	0	(b)	84
7.50%, 11/01/27	0	(b)	164
7.50%, 01/01/28	0	(b)	204
7.50%, 07/01/29	1		877
7.50%, 08/01/29	4		4,123
7.50%, 08/01/29	0	(b)	60
7.50%, 09/01/29	2		1,505
7.50%, 09/01/29	0	(b)	362
7.50%, 10/01/29	0	(b)	84
7.50%, 05/01/30	0	(b)	188
7.50%, 06/01/30	0	(b)	696
7.50%, 12/01/30	0	(b)	81
7.50%, 12/01/30	2		2,038
7.50%, 01/01/31	0	(b)	242
7.50%, 03/01/31	0	(b)	14
7.50%, 05/01/31	3		3,097
7.50%, 05/01/31	0	(b)	474
7.50%, 06/01/31	0	(b)	383
7.50%, 06/01/31	1		536
7.50%, 07/01/32	0	(b)	173
7.50%, 10/01/32	0	(b)	226
7.50%, 03/01/33	2		2,557
7.50%, 06/01/33	0	(b)	342
7.50%, 12/01/37	0	(b)	385
8.00%, 04/01/22	0	(b)	2
8.00%, 11/01/22	0	(b)	1
8.00%, 02/01/23	0	(b)	61
8.00%, 10/01/23	0	(b)	88
8.00%, 07/01/24	0	(b)	48
8.00%, 09/01/24	0	(b)	82
8.00%, 08/01/25	0	(b)	56
8.00%, 08/01/25	1		500
8.00%, 10/01/25	0	(b)	213
8.00%, 12/01/25	0	(b)	65
8.00%, 01/01/26	0	(b)	302
8.00%, 09/01/26	1		948
8.00%, 07/01/27	1		729
8.00%, 08/01/27	0	(b)	152
8.00%, 06/01/28	0	(b)	256
8.00%, 07/01/29	0	(b)	334
8.00%, 08/01/29	3		1,837
8.00%, 04/01/30	0	(b)	109
8.00%, 06/01/30	0	(b)	302
8.00%, 10/01/30	0	(b)	222
8.50%, 10/01/22	0	(b)	4
8.50%, 06/01/25	0	(b)	50
8.50%, 09/01/25	0	(b)	40
8.50%, 12/01/25	0	(b)	89
8.50%, 12/01/26	0	(b)	436
8.50%, 03/01/27	2		2,388
8.50%, 02/01/28	1		631
8.50%, 04/01/30	1		953
8.50%, 05/01/32	2		2,851

S C H E D U L E O F I N V E S T M E N T S	133

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
9.00%, 11/01/26	$0	(b)	$17
9.00%, 06/01/27	0	(b)	337
9.00%, 09/01/30	0	(b)	345
9.00%, 10/01/30	0	(b)	96

			24,766,678,516

Total U.S. Government Agency Obligations — 102.9% (Cost: $25,173,143,406)			24,766,678,516

Short-Term Investments

Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	3,759,684		3,760,436,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	100		100,000

			3,760,536,149

Total Short-Term Investments — 15.6% (Cost: $3,760,072,129)			3,760,536,149

Total Investments Before TBA Sales Commitments — 118.5% (Cost: $28,933,215,535)			28,527,214,665

TBA Sales Commitments(c)

Mortgage-Backed Securities — (3.6)%
Government National Mortgage Association, 2.50%, 03/21/52	$(20,000)		(19,983,594)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
1.50%, 03/17/37	$(47,000)	$(45,733,203)
1.50%, 03/14/52	(386,050)	(358,046,296)
2.00%, 03/14/52	(158,907)	(152,426,574)
2.50%, 11/25/51	(273,237)	(269,576,050)
3.00%, 04/25/49	(16,275)	(16,437,750)

		(862,203,467)

Total TBA Sales Commitments — (3.6)% (Proceeds: $(855,138,976))		(862,203,467)

Total Investments, Net of TBA Sales Commitments — 114.9% (Cost: $ 28,078,076,559)		27,665,011,198

Other Assets, Less Liabilities — (14.9)%		(3,584,387,427)

Net Assets — 100.0%		$24,080,623,771

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rounds to less than 1,000.
(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,058,221,240	$—		$(1,295,994,831	)(a)	$(885,676)	$(904,584)	$3,760,436,149	3,759,684	$5,036,124	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100	10	—

						$(885,676)	$(904,584)	$3,760,536,149		$5,036,134	$—

(a)	Represents net amount purchased (sold).

134	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® MBS ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Agency Obligations	$—	$24,766,678,516	$—	$24,766,678,516
Money Market Funds	3,760,536,149	—	—	3,760,536,149

	3,760,536,149	24,766,678,516	—	28,527,214,665

Liabilities
TBA Sales Commitments	—	(862,203,467)	—	(862,203,467)

	$3,760,536,149	$23,904,475,049	$—	$27,665,011,198

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	135

Statements of Assets and Liabilities

February 28, 2022

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$708,067,568	$422,818,305	$2,539,468,118	$24,766,678,516
Affiliated(c)	12,750,000	5,994,069	54,997,080	3,760,536,149
Cash	9,130	7,509	—	—
Cash pledged:
Collateral — TBA commitments	—	—	—	12,642,821
Receivables:
Investments sold	996,477	8,183,061	30,403,067	107,806,676
Securities lending income — Affiliated	167	464	5,361	—
TBA sales commitments	—	—	—	855,138,976
Capital shares sold	121,857	151,364	79,148	—
Dividends	364	102	402	347,770
Interest	5,992,829	2,177,094	12,035,131	50,025,088

Total assets	727,938,392	439,331,968	2,636,988,307	29,553,175,996

LIABILITIES
Bank overdraft	—	—	28,480	—
Collateral on securities loaned, at value	—	2,228,069	33,119,080	—
TBA sales commitments, at value(d)	—	—	—	862,203,467
Payables:
Investments purchased	15,000,000	9,497,572	36,487,656	4,557,886,569
Capital shares redeemed	—	—	—	51,999,007
Investment advisory fees	110,591	65,460	397,279	463,182

Total liabilities	15,110,591	11,791,101	70,032,495	5,472,552,225

NET ASSETS	$712,827,801	$427,540,867	$2,566,955,812	$24,080,623,771

NET ASSETS CONSIST OF:
Paid-in capital	$727,072,834	$449,591,242	$2,604,028,487	$24,718,054,858
Accumulated loss	(14,245,033)	(22,050,375)	(37,072,675)	(637,431,087)

NET ASSETS	$712,827,801	$427,540,867	$2,566,955,812	$24,080,623,771

Shares outstanding	6,200,000	3,650,000	23,050,000	229,900,000

Net asset value	$114.97	$117.13	$111.36	$104.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$2,203,916	$32,599,368	$—
(b) Investments, at cost — Unaffiliated	$721,418,441	$443,413,746	$2,578,385,331	$25,173,143,406
(c) Investments, at cost — Affiliated	$12,750,000	$5,994,069	$54,997,080	$3,760,072,129
(d) Proceeds from TBA sales commitments	$—	$—	$—	$855,138,976

See notes to financial statements.

136	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,120	$226	$965	$5,036,134
Interest — Unaffiliated	7,304,127	5,021,302	39,667,776	291,865,397
Securities lending income — Affiliated — net	5,865	12,204	107,000	—
Other income — Unaffiliated	—	211	140	—

Total investment income	7,311,112	5,033,943	39,775,881	296,901,531

EXPENSES
Investment advisory fees	1,579,828	689,717	4,912,048	13,437,438
Professional fees	390	390	390	390

Total expenses	1,580,218	690,107	4,912,438	13,437,828

Less:
Investment advisory fees waived	—	—	—	(3,050,045)

Total expenses after fees waived	1,580,218	690,107	4,912,438	10,387,783

Net investment income	5,730,894	4,343,836	34,863,443	286,513,748

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,668,945)	(626,951)	(779,475)	(216,935,830)
Investments — Affiliated	—	—	—	(885,676)
In-kind redemptions — Unaffiliated	774,714	(2,581,606)	4,630,962	—

Net realized gain (loss)	(894,231)	(3,208,557)	3,851,487	(217,821,506)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(20,276,051)	(18,136,061)	(110,162,104)	(883,213,476)
Investments — Affiliated	—	—	—	(904,584)

Net change in unrealized appreciation (depreciation)	(20,276,051)	(18,136,061)	(110,162,104)	(884,118,060)

Net realized and unrealized loss	(21,170,282)	(21,344,618)	(106,310,617)	(1,101,939,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,439,388)	$(17,000,782)	$(71,447,174)	$(815,425,818)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	137

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,730,894	$8,391,795	$4,343,836	$3,365,270
Net realized gain (loss)	(894,231)	17,830,163	(3,208,557)	5,624,515
Net change in unrealized appreciation (depreciation)	(20,276,051)	(15,071,308)	(18,136,061)	(13,523,081)

Net increase (decrease) in net assets resulting from operations	(15,439,388)	11,150,650	(17,000,782)	(4,533,296)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,598,945)	(18,524,889)	(4,169,470)	(3,375,370)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(52,170,914)	200,663,834	168,208,885	61,472,881

NET ASSETS
Total increase (decrease) in net assets	(75,209,247)	193,289,595	147,038,633	53,564,215
Beginning of year	788,037,048	594,747,453	280,502,234	226,938,019

End of year	$712,827,801	$788,037,048	$427,540,867	$280,502,234

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

138	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$34,863,443	$39,382,059	$286,513,748	$369,414,140
Net realized gain (loss)	3,851,487	29,492,222	(217,821,506)	151,803,496
Net change in unrealized appreciation (depreciation)	(110,162,104)	(25,796,803)	(884,118,060)	(210,024,594)

Net increase (decrease) in net assets resulting from operations	(71,447,174)	43,077,478	(815,425,818)	311,193,042

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(34,880,467)	(40,483,694)	(263,023,925)	(407,911,495)
Return of capital	—	—	—	(56,468,256)

Decrease in net assets resulting from distributions to shareholders	(34,880,467)	(40,483,694)	(263,023,925)	(464,379,751)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	358,884,121	125,634,719	(1,321,516,523)	2,796,689,677

NET ASSETS
Total increase (decrease) in net assets	252,556,480	128,228,503	(2,399,966,266)	2,643,502,968
Beginning of year	2,314,399,332	2,186,170,829	26,480,590,037	23,837,087,069

End of year	$2,566,955,812	$2,314,399,332	$24,080,623,771	$26,480,590,037

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	139

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$118.50	$118.95	$112.08	$111.42	$113.11

Net investment income(a)	0.85	1.25	2.61	2.57	1.83
Net realized and unrealized gain (loss)(b)	(3.24)	0.87	6.89	0.57	(1.70)

Net increase (decrease) from investment operations	(2.39)	2.12	9.50	3.14	0.13

Distributions(c)
From net investment income	(0.84)	(2.11)	(2.63)	(2.48)	(1.82)
From net realized gain	(0.30)	(0.46)	—	—	—

Total distributions	(1.14)	(2.57)	(2.63)	(2.48)	(1.82)

Net asset value, end of year	$114.97	$118.50	$118.95	$112.08	$111.42

Total Return(d)
Based on net asset value	(2.02)%	1.77%	8.57%	2.86%	0.10%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	0.73%	1.04%	2.27%	2.31%	1.62%

Supplemental Data
Net assets, end of year (000)	$712,828	$788,037	$594,747	$627,634	$445,697

Portfolio turnover rate(f)	146%	158%	72%	69%	78%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

140	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$121.96	$122.67	$111.23	$111.13	$113.20

Net investment income(a)	1.52	1.88	2.94	2.87	2.57
Net realized and unrealized gain (loss)(b)	(4.87)	(0.63)	11.59	0.13	(1.99)

Net increase (decrease) from investment operations	(3.35)	1.25	14.53	3.00	0.58

Distributions(c)
From net investment income	(1.48)	(1.96)	(3.09)	(2.90)	(2.65)

Total distributions	(1.48)	(1.96)	(3.09)	(2.90)	(2.65)

Net asset value, end of year	$117.13	$121.96	$122.67	$111.23	$111.13

Total Return(d)
Based on net asset value	(2.76)%	0.99%	13.24%	2.76%	0.48%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.26%	1.51%	2.52%	2.60%	2.26%

Supplemental Data
Net assets, end of year (000)	$427,541	$280,502	$226,938	$100,108	$144,464

Portfolio turnover rate(f)	21%	24%	16%	24%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	141

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$116.01	$115.67	$108.94	$108.09	$110.32

Net investment income(a)	1.63	2.04	2.57	2.41	2.10
Net realized and unrealized gain (loss)(b)	(4.64)	0.41	6.73	0.82	(2.22)

Net increase (decrease) from investment operations	(3.01)	2.45	9.30	3.23	(0.12)

Distributions(c)
From net investment income	(1.64)	(2.11)	(2.57)	(2.38)	(2.11)

Total distributions	(1.64)	(2.11)	(2.57)	(2.38)	(2.11)

Net asset value, end of year	$111.36	$116.01	$115.67	$108.94	$108.09

Total Return(d)
Based on net asset value	(2.61)%	2.11%	8.63%	3.04%	(0.14)%

Ratios to Average Net Assets(e)
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.42%	1.75%	2.29%	2.24%	1.90%

Supplemental Data
Net assets, end of year (000)	$2,566,956	$2,314,399	$2,186,171	$2,206,040	$1,902,403

Portfolio turnover rate(f)	30%	26%	19%	21%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

142	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$109.29	$109.75	$105.07	$104.27	$106.68

Net investment income(a)	1.21	1.77	2.92	3.04	2.26
Net realized and unrealized gain (loss)(b)	(4.65)	0.02	4.71	0.56	(2.24)

Net increase (decrease) from investment operations	(3.44)	1.79	7.63	3.60	0.02

Distributions(c)
From net investment income	(1.11)	(1.98)	(2.95)	(2.80)	(2.39)
Return of capital	—	(0.27)	—	—	(0.04)

Total distributions	(1.11)	(2.25)	(2.95)	(2.80)	(2.43)

Net asset value, end of year	$104.74	$109.29	$109.75	$105.07	$104.27

Total Return(d)
Based on net asset value	(3.15)%	1.62%	7.35%	3.53%	(0.01)%

Ratios to Average Net Assets(e)
Total expenses	0.05%	0.06%	0.07%	0.09%	0.14%

Total expenses after fees waived	0.04%	0.05%	0.06%	0.08%	0.13%

Net investment income	1.12%	1.60%	2.72%	2.93%	2.12%

Supplemental Data
Net assets, end of year (000)	$24,080,624	$26,480,590	$23,837,087	$15,592,245	$11,876,376

Portfolio turnover rate(f)(g)	349%	405%	253%	343%	745%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	143

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income

144	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements  (continued)

Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Government/Credit Bond
BofA Securities, Inc.	$1,811,174	$1,811,174		$—	$—
Citigroup Global Markets, Inc.	162,385	162,385		—	—
Deutsche Bank Securities, Inc.	8,891	8,891		—	—
Goldman Sachs & Co. LLC	50,723	50,723		—	—
J.P. Morgan Securities LLC	57,248	57,248		—	—
Jefferies LLC	4,134	4,134		—	—
TD Securities (USA) LLC	50,636	50,636		—	—
Wells Fargo Securities LLC	58,725	58,725		—	—

	$2,203,916	$2,203,916		$—	$—

Intermediate Government/Credit Bond
Barclays Capital, Inc.	$17,048,948	$17,048,948		$—	$—
BofA Securities, Inc.	14,095,155	14,095,155		—	—
Citigroup Global Markets, Inc.	168,979	168,979		—	—
Goldman Sachs & Co. LLC	154,270	154,270		—	—
J.P. Morgan Securities LLC	692,225	692,225		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	399,808	399,808		—	—
RBC Capital Markets LLC	14,665	14,665		—	—
TD Securities (USA) LLC	25,318	25,318		—	—

	$32,599,368	$32,599,368		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

Effective January 5, 2022, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements  (continued)

Prior to January 5, 2022, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective January 5, 2022, For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets. Prior to January 5, 2022, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.06% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MBS	$3,050,045

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Agency Bond	$2,466
Government/Credit Bond	4,797
Intermediate Government/Credit Bond	44,190

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Agency Bond	$245,565,361	$241,937,964	$(2,481,618)
Government/Credit Bond	—	430,984	(13,744)
Intermediate Government/Credit Bond	6,311,014	856,068	25,873

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Agency Bond	$1,370,944,358	$1,074,505,372	$62,156,315	$52,702,098
Government/Credit Bond	57,681,192	50,552,112	22,126,349	21,355,312
Intermediate Government/Credit Bond	567,470,534	513,193,046	167,027,782	221,855,964
MBS	88,483,132,818	91,173,293,697	—	—

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Agency Bond	$52,301,215	$401,351,218
Government/Credit Bond	465,968,193	306,315,897
Intermediate Government/Credit Bond	699,062,102	343,700,025
MBS	1,719,385,005	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

Agency Bond	$512,571	$(512,571)
Government/Credit Bond	(2,590,153)	2,590,153
Intermediate Government/Credit Bond	4,526,586	(4,526,586)

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

Agency Bond
Ordinary income	$6,188,777	$15,212,127
Long-term capital gains	1,410,168	3,312,762

	$7,598,945	$18,524,889

Government/Credit Bond
Ordinary income	$4,169,470	$3,375,370

Intermediate Government/Credit Bond
Ordinary income	$34,880,467	$40,483,694

MBS
Ordinary income	$263,023,925	$407,911,495
Return of capital	—	56,468,256

	$263,023,925	$464,379,751

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

Agency Bond	$661,241	$(1,289,974)	$(13,616,300)	$(14,245,033)
Government/Credit Bond	497,694	(1,879,693)	(20,668,376)	(22,050,375)
Intermediate Government/Credit Bond	3,118,570	(817,609)	(39,373,636)	(37,072,675)
MBS	23,212,543	(244,387,410)	(416,256,220)	(637,431,087)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agency Bond	$734,433,868	$339,904	$(13,956,204)	$(13,616,300)
Government/Credit Bond	449,480,750	345,205	(21,013,581)	(20,668,376)
Intermediate Government/Credit Bond	2,633,838,834	12,387,084	(51,760,720)	(39,373,636)
MBS	28,950,860,405	154,454,378	(585,164,609)	(430,710,231)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

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Notes to Financial Statements  (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Agency Bond
Shares sold	4,200,000	$496,673,209	4,550,000	$546,940,268
Shares redeemed	(4,650,000)	(548,844,123)	(2,900,000)	(346,276,434)

Net increase (decrease)	(450,000)	$(52,170,914)	1,650,000	$200,663,834

N O T E S T O F I N A N C I A L S T A T E M E N T S	151

Notes to Financial Statements  (continued)

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Government/Credit Bond
Shares sold	3,900,000	$475,646,800	3,500,000	$437,454,832
Shares redeemed	(2,550,000)	(307,437,915)	(3,050,000)	(375,981,951)

Net increase	1,350,000	$168,208,885	450,000	$61,472,881

Intermediate Government/Credit Bond
Shares sold	6,150,000	$704,806,779	5,700,000	$664,978,687
Shares redeemed	(3,050,000)	(345,922,658)	(4,650,000)	(539,343,968)

Net increase	3,100,000	$358,884,121	1,050,000	$125,634,719

MBS
Shares sold	18,200,000	$1,963,831,233	65,500,000	$7,226,859,745
Shares redeemed	(30,600,000)	(3,285,347,756)	(40,400,000)	(4,430,170,068)

Net increase (decrease)	(12,400,000)	$(1,321,516,523)	25,100,000	$2,796,689,677

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Agency Bond ETF, iShares Government/Credit Bond ETF,

iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	153

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

Agency Bond	$1,410,168
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

Agency Bond	$987,068
Government/Credit Bond	1,545,374
Intermediate Government/Credit Bond	15,222,726
MBS	374,687

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

Agency Bond	$5,726,595
Government/Credit Bond	4,402,286
Intermediate Government/Credit Bond	35,047,595
MBS	286,231,544

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gain

Agency Bond	$5,314,808	$549,347
Government/Credit Bond	4,088,228	—
Intermediate Government/Credit Bond	32,649,981	—
MBS	286,231,544	—

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	155

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Agency Bond	$0.838660	$0.299163	$—	$1.137823	74%	26%	—%	100%
Government/Credit Bond	1.481158	—	—	1.481158	100	—	—	100
Intermediate Government/Credit Bond	1.640614	—	—	1.640614	100	—	—	100
MBS(a)	1.073850	—	0.034056	1.107906	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	157

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	159

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

CMT	Constant Maturity Treasury

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	161

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•  iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

•  iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Despite rising U.S. Treasury yields and the emergence of geopolitical concerns, high-yield bonds delivered gains in the 12-month period that ended February 28, 2022. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned -3.24% and 0.50%, respectively. High yield outpaced the domestic investment-grade market, as gauged by the -2.64% return of the Bloomberg U.S. Aggregate Bond Index.

High-yield bonds performed well for the majority of the reporting period, reflecting the favorable fundamental backdrop that was in place throughout 2021. As COVID-19 vaccines were rolled out and the economy steadily returned to a normal footing, growth and corporate earnings surged. Credit conditions improved in kind, boosting the outlook for below investment-grade companies. Rising oil prices also provided support by bolstering the profits and balance sheets of the many energy issuers represented in the high-yield space. Default rates across the asset class fell as a result, and the ratio of ratings upgrades to downgrades improved. Further, positive economic conditions raised the odds that many issues that had been downgraded into the high-yield market in 2020 would return to investment-grade status.

Supply-and-demand factors were an additional positive, with investors’ thirst for yield fueling steady inflows into the market. Much of the new supply came from issuers that refinanced existing debt to lengthen maturities or reduce their interest expense.

Perhaps most notably, high yield benefited from its lower degree of interest-rate sensitivity versus investment-grade bonds. This attribute was a positive at a time in which stronger growth and rising inflation prompted the U.S. Federal Reserve (“Fed”) to shift toward a tighter monetary policy. The Fed, in addition to reducing its stimulative quantitative easing program, indicated that it would begin raising interest rates in 2022. High-yield bonds, which tend to benefit from an improving growth outlook, held up much better in the face of rising rates than the fixed-income market as a whole.

The picture changed considerably in the final two months of the period following Russia’s invasion of Ukraine. The uncertainty surrounding the event, together with the disruptions it created in the economic outlook, weighed heavily on higher-risk assets across the board. High-yield bond prices fell sharply in response, leading to the largest downturn for the asset class since the coronavirus-driven slump of early 2020. Although the sell-off led to negative price performance for the indexes over the full 12 months, the shortfall was more than offset by contribution from income.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.11%	3.91%	4.56%	0.11%	21.11%	56.26%
Fund Market	0.75	3.89	4.49	0.75	21.04	55.22
Index	0.50	4.31	5.00	0.50	23.47	62.81

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 968.10	$ 2.34		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Baa	2.7%
Ba	47.9
B	37.5
Caa	10.7
Ca	0.2
Not Rated	1.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

0-1 Year	0.2%
1-5 Years	35.4
5-10 Years	61.3
10-15 Years	1.7
More than 20 Years	1.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.76)%	4.12%	4.00%	(3.76)%	22.35%	48.00%
Fund Market	(3.48)	4.13	3.94	(3.48)	22.46	47.19
Index	(3.24)	4.23	4.15	(3.24)	23.03	50.21

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 931.00	$ 0.67		$ 1,000.00	$ 1,024.10	$ 0.70		0.14%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	3.6%
Aa	5.0
A	41.7
Baa	46.9
Ba	1.9
Not Rated	0.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments(a)

1-5 Years	20.2%
5-10 Years	33.7
10-15 Years	6.8
15-20 Years	9.6
More than 20 Years	29.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.9%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	$18,009	$18,015,190
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	16,130	16,739,606
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	14,245	14,876,180
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	7,545	7,073,602
3.75%, 02/15/28 (Call 02/15/23)(b)	10,680	10,279,500
4.00%, 02/15/30 (Call 02/15/25)	9,333	8,975,826
4.88%, 01/15/29 (Call 01/15/24)	4,428	4,452,608
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	16,454	16,124,920
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)	7,737	7,372,394
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	6,604	6,260,629
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	9,483	9,359,721
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	6,283	6,542,174
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	15,821	16,280,249

		142,352,599

Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	10,688	10,222,591
7.13%, 06/15/26 (Call 06/15/23)(a)	17,882	17,890,226
7.50%, 12/01/24 (Call 12/01/22)(a)	13,627	14,132,233
7.50%, 03/15/25 (Call 03/15/22)(a)(b)	21,411	21,624,887
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	28,547	28,843,366
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	11,477	10,915,613
5.13%, 10/01/24 (Call 07/01/24)(b)	16,556	17,416,581
6.88%, 05/01/25 (Call 04/01/25)	8,404	9,246,648
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	13,634	13,263,155
5.75%, 10/15/27 (Call 07/15/27)(a)	15,086	15,609,388
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	10,442	9,930,812
5.50%, 01/15/25 (Call 10/15/22)(a)(b)	7,810	8,035,507
7.50%, 04/15/25 (Call 04/15/22)(a)	16,808	17,448,805
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	18,977	17,947,156
4.88%, 05/01/29 (Call 05/01/24)(b)	11,365	10,796,750
5.50%, 11/15/27 (Call 11/15/22)	38,604	38,314,470
6.25%, 03/15/26 (Call 03/15/22)(a)	64,397	66,252,439
6.38%, 06/15/26 (Call 06/15/22)(b)	14,809	15,097,331
7.50%, 03/15/27 (Call 03/15/22)(b)	6,356	6,597,599
8.00%, 12/15/25 (Call 04/08/22)(a)(b)	14,650	15,322,435
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/22)	7,524	7,777,935
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/22)(a)(b)	6,237	6,200,792
7.75%, 08/15/25 (Call 08/15/22)(b)	7,382	7,404,493
8.88%, 06/01/24 (Call 02/01/23)(a)	9,230	9,864,562

		396,155,774

Agriculture — 0.1%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	13,614	12,620,095
10.50%, 11/01/26 (Call 11/01/22)(a)	7,209	7,412,230

		20,032,325

Security	Par (000)	Value

Airlines — 1.7%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	$17,334	$16,857,315
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	7,472	6,947,714
American Airlines Inc., 11.75%, 07/15/25(a)(b)	36,989	44,902,427
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	50,526	51,667,706
5.75%, 04/20/29(a)(b)	41,992	42,928,820
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	13,527	13,371,304
3.75%, 10/28/29 (Call 07/28/29)(b)	8,497	8,096,961
3.80%, 04/19/23 (Call 03/19/23)(b)	6,783	6,853,953
4.38%, 04/19/28 (Call 01/19/28)(b)	6,602	6,577,992
7.38%, 01/15/26 (Call 12/15/25)(b)	15,375	17,222,768
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	17,294	17,591,619
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	28,486	28,395,557
4.63%, 04/15/29 (Call 10/15/28)(a)	30,042	29,284,942

		290,699,078

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	10,636	10,804,662
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	14,355	14,631,753
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	6,485	6,696,641
5.63%, 03/15/27 (Call 03/15/22)(a)	8,290	8,445,437

		40,578,493

Auto Manufacturers — 3.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	15,061	13,977,146
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	5,665	5,680,048
5.88%, 06/01/29 (Call 06/01/24)(a)	6,573	6,907,735
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	17,092	17,920,765
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)(b)	29,552	27,822,322
4.35%, 12/08/26 (Call 09/08/26)(b)	22,098	22,568,245
9.63%, 04/22/30 (Call 01/22/30)(b)	8,061	11,064,367
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	14,206	13,596,053
2.70%, 08/10/26 (Call 07/10/26)	21,182	20,265,923
2.90%, 02/16/28 (Call 12/16/27)(b)	13,933	13,170,029
2.90%, 02/10/29 (Call 12/10/28)	11,835	11,029,123
3.09%, 01/09/23	2,258	2,267,318
3.10%, 05/04/23(b)	11,168	11,250,755
3.35%, 11/01/22	963	968,093
3.37%, 11/17/23	13,841	13,903,285
3.38%, 11/13/25 (Call 10/13/25)	30,940	30,586,588
3.63%, 06/17/31 (Call 03/17/31)(b)	14,975	14,432,343
3.66%, 09/08/24	11,204	11,247,416
3.81%, 01/09/24 (Call 11/09/23)	10,518	10,617,763
3.82%, 11/02/27 (Call 08/02/27)	13,883	13,769,333
4.00%, 11/13/30 (Call 08/13/30)(b)	25,294	25,019,107
4.06%, 11/01/24 (Call 10/01/24)	22,721	23,056,089
4.13%, 08/04/25	20,135	20,335,426
4.13%, 08/17/27 (Call 06/17/27)(b)	19,096	19,229,027
4.14%, 02/15/23 (Call 01/15/23)(b)	7,432	7,508,643
4.27%, 01/09/27 (Call 11/09/26)	14,025	14,227,110
4.38%, 08/06/23	13,401	13,652,980

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26(b)	$17,713	$18,047,046
4.54%, 08/01/26 (Call 06/01/26)	13,165	13,538,557
4.69%, 06/09/25 (Call 04/09/25)	7,720	7,957,004
5.11%, 05/03/29 (Call 02/03/29)(b)	22,257	23,592,420
5.13%, 06/16/25 (Call 05/16/25)(b)	24,965	26,113,390
5.58%, 03/18/24 (Call 02/18/24)(b)	20,683	21,559,438
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	7,560	6,980,428
5.50%, 07/15/29 (Call 07/15/24)(a)(b)	7,826	7,498,169
5.63%, 02/01/23 (Call 04/08/22)(a)(b)	4,868	4,874,370
5.88%, 01/15/28 (Call 01/15/24)(a)	8,392	8,266,120
7.75%, 10/15/25 (Call 10/15/22)(a)	8,688	9,149,072

		543,649,046

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/22)(a)(b)	11,058	11,046,952
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	8,482	8,043,565
6.25%, 03/15/26 (Call 03/15/22)(b)	5,464	5,539,130
6.50%, 04/01/27 (Call 04/01/22)(b)	7,466	7,644,484
6.88%, 07/01/28 (Call 07/01/23)(b)	5,331	5,511,088
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	6,096	6,335,631
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	11,899	12,308,802
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	29,536	30,832,831
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/22)(a)	5,133	5,204,605
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	6,533	6,201,876
5.38%, 11/15/27 (Call 11/15/22)(b)	5,729	5,843,580
5.63%, 06/15/28 (Call 06/15/23)(b)	4,340	4,452,113
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	10,507	10,509,566
5.00%, 05/31/26 (Call 05/31/22)(b)	15,712	15,801,734
5.00%, 07/15/29 (Call 04/15/29)(a)(b)	12,002	11,833,972
5.25%, 04/30/31 (Call 01/30/31)	8,003	7,775,090
5.25%, 07/15/31 (Call 04/15/31)(a)(b)	8,420	8,184,300
5.63%, 04/30/33 (Call 01/30/33)	6,407	6,196,283
9.50%, 05/31/25 (Call 05/31/22)	9,956	10,598,162
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/22)(b)	6,323	6,318,574
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	11,060	11,095,747
7.88%, 01/15/29 (Call 01/15/24)(a)	7,435	7,868,133
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	15,700	16,050,335

		221,196,553

Banks — 1.6%
Commerzbank AG, 8.13%, 09/19/23(a)	15,657	16,857,275
Deutsche Bank AG 4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(c)	25,217	25,402,247
4.50%, 04/01/25(b)	18,079	18,558,997
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(c)	17,975	17,002,015
3.74%, 01/07/33 (Call 10/07/31)(c)	18,981	17,733,106
4.88%, 12/01/32 (Call 12/01/27)(b)(c)	15,922	16,076,115
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	7,396	8,052,658
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	9,121	9,013,267

Security	Par (000)	Value

Banks (continued)
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	$9,076	$8,411,750
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	9,478	9,098,880
8.13%, 11/15/24 (Call 11/15/22)(a)	6,865	6,847,838
8.25%, 04/15/25 (Call 04/15/22)(a)(b)	6,735	6,718,163
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(c)	12,250	11,023,875
5.02%, 06/26/24(a)	31,383	32,265,405
5.71%, 01/15/26(a)(b)	4,121	4,348,244
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	22,403	22,228,944
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	14,946	15,228,158
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	18,318	20,097,356

		264,964,293

Building Materials — 0.9%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	19,653	18,817,748
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	8,090	8,260,456
6.75%, 06/01/27 (Call 06/01/22)(a)	6,579	6,849,650
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	14,947	14,756,127
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/22)(a)(b)	5,545	5,442,418
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,250	6,078,125
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	16,659	16,671,994
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	16,019	14,233,682
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	23,713	22,462,139
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,450	14,238,751
5.00%, 02/15/27 (Call 02/15/23)(a)	11,178	11,247,863
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	10,134	10,234,917

		149,293,870

Chemicals — 1.6%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	10,438	9,539,264
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	7,374	7,390,111
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,518	8,816,047
5.38%, 05/15/27 (Call 02/15/27)(b)	7,361	7,370,497
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	12,202	12,016,566
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	10,415	10,593,574
5.25%, 12/15/29 (Call 09/15/29)(b)	9,552	9,752,592
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,825	7,345,801
4.88%, 06/01/24 (Call 03/03/24)(a)	15,145	15,391,712
5.00%, 05/01/25 (Call 01/31/25)(a)	7,545	7,646,857
5.25%, 06/01/27 (Call 03/03/27)(a)	16,373	16,497,599
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	7,187	7,278,994
5.13%, 09/15/27 (Call 03/15/22)(b)	8,027	8,166,469
5.63%, 08/01/29 (Call 08/01/24)(b)	10,598	11,054,316
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	11,234	10,493,804
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,133	5,633,110

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)	$16,455	$15,720,079
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	10,185	9,621,385
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(a)(b)	15,387	14,477,321
6.50%, 05/01/25 (Call 04/04/22)(a)	7,532	7,824,214
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	11,550	11,131,473
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	6,104	5,583,180
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	7,262	6,551,776
4.25%, 02/15/30 (Call 02/15/25)(a)	9,638	9,121,373
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	10,845	10,825,316
5.63%, 08/15/29 (Call 08/15/24)(a)	16,932	16,314,781

		262,158,211

Commercial Services — 3.9%
ADT Security Corp. (The)
4.13%, 06/15/23	9,204	9,369,984
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	14,982	14,110,235
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	7,881	7,706,937
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	6,528	6,330,256
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	14,214	13,263,258
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	29,188	29,863,215
9.75%, 07/15/27 (Call 07/15/22)(a)	15,379	16,071,055
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28 (Call 06/01/24)(a)(b)	17,149	16,235,999
4.63%, 06/01/28 (Call 06/01/24)(a)	10,885	10,208,325
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	11,966	10,788,845
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	8,943	9,171,337
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	6,149	5,864,427
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	9,080	8,922,015
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	5,773	5,816,298
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	14,518	14,082,460
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	14,919	14,050,901
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	9,525	9,296,400
5.50%, 07/15/25 (Call 07/15/22)(a)	5,480	5,606,631
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	8,993	8,711,969
6.00%, 06/01/29 (Call 06/01/24)(a)	7,613	6,948,062
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	8,306	8,600,396
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	7,503	7,290,727
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	13,452	13,018,846
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	11,333	11,480,669
Grand Canyon University
4.13%, 10/01/24(b)	4,800	4,836,594
5.13%, 10/01/28 (Call 08/01/28)(b)	6,635	6,659,881
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	17,707	18,190,121

Security	Par (000)	Value

Commercial Services (continued)
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	$7,140	$6,850,977
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	15,657	14,604,850
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	15,207	14,751,550
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	19,052	17,230,152
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 02/01/23)(a)(b)	7,434	7,499,048
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	9,869	8,891,969
4.75%, 07/15/31 (Call 07/15/26)(a)	8,447	7,520,364
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	15,124	14,515,944
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	11,735	11,371,802
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	15,332	14,276,807
5.25%, 04/15/24(a)(b)	9,780	10,006,413
5.75%, 04/15/26(a)(b)	19,041	19,469,422
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	19,817	19,123,405
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/23)(a)	4,001	4,064,099
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	12,445	12,873,264
9.25%, 04/15/25 (Call 03/16/25)(a)	12,511	14,095,831
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	11,387	10,466,219
4.00%, 05/15/31 (Call 05/15/26)	10,400	9,897,496
4.63%, 12/15/27 (Call 12/15/22)(b)	7,785	7,896,017
5.13%, 06/01/29 (Call 06/01/24)(b)	12,551	12,870,448
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	11,146	11,577,907
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	10,770	10,238,689
3.88%, 02/15/31 (Call 08/15/25)(b)	16,337	15,790,844
4.00%, 07/15/30 (Call 07/15/25)(b)	11,552	11,355,183
4.88%, 01/15/28 (Call 01/15/23)(b)	24,246	24,744,498
5.25%, 01/15/30 (Call 01/15/25)(b)	11,846	12,326,585
5.50%, 05/15/27 (Call 05/15/22)(b)	15,290	15,798,698
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/22)(a)	17,467	18,254,945

		650,859,269

Computers — 1.1%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	10,139	9,910,568
4.00%, 07/01/29 (Call 07/01/24)(a)	7,890	7,771,650
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)	30,670	29,633,854
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/22)(b)	7,153	7,058,647
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	9,796	10,143,299
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)(b)	2,459	1,502,910
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	8,745	8,603,768
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	17,422	17,190,810
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	7,106	6,889,826
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	6,751	6,840,512
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	8,163	8,471,561
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	7,529	6,890,465
3.38%, 07/15/31 (Call 01/15/26)	6,793	6,205,632

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.09%, 06/01/29 (Call 03/01/29)(b)	$7,863	$7,594,872
4.13%, 01/15/31 (Call 10/15/30)	7,196	6,888,371
4.75%, 06/01/23(b)	6,428	6,604,770
4.75%, 01/01/25(b)	7,093	7,323,832
4.88%, 03/01/24 (Call 01/01/24)(b)	6,264	6,459,750
4.88%, 06/01/27 (Call 03/01/27)(b)	7,665	7,900,562
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	18,827	19,180,395
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	499	518,561

		189,584,615

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	12,722	12,771,998
6.50%, 04/15/26 (Call 04/15/22)(a)(b)	8,392	8,543,319
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	7,829	7,614,049
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,362	5,973,727
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	11,870	11,972,426

		46,875,519

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	7,068	6,688,784
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	9,922	9,729,186
Avient Corp.
5.25%, 03/15/23(b)	7,264	7,455,056
5.75%, 05/15/25 (Call 05/15/22)(a)(b)	9,844	10,071,642
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	18,667	17,468,392
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)(b)	8,827	8,775,892
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/22)(a)(b)	9,609	8,264,294
9.00%, 11/15/26 (Call 11/15/22)(a)(b)	13,712	13,751,803
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	7,555	3,823,302

		86,028,351

Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	10,913	10,762,946
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	16,142	17,169,140
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	15,951	14,533,594
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	14,556	12,832,603
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	14,655	13,006,312
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	10,966	11,376,457
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	13,693	13,303,195
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	9,852	8,785,521
6.50%, 11/01/25 (Call 11/01/22)(a)(b)	6,797	6,491,135
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	12,543	12,182,389
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	6,668	6,519,637
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	5,629	5,614,271
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	6,783	6,189,487
6.50%, 05/01/28 (Call 05/01/24)(a)	13,910	13,548,201

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)	$9,514	$8,982,643
5.50%, 08/15/28 (Call 08/15/23)(a)	12,309	12,224,529
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	9,164	8,979,895
6.00%, 01/15/27 (Call 01/15/23)(a)	7,988	8,118,242
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	7,549	7,091,814
5.00%, 03/15/27 (Call 09/15/26)(b)	10,516	10,225,866
5.50%, 01/25/23(b)	1,217	1,242,691
5.50%, 03/15/29 (Call 06/15/28)(b)	11,677	11,063,218
5.88%, 10/25/24(b)	4,969	5,129,946
6.13%, 03/25/24	10,886	11,199,149
6.75%, 06/25/25	7,115	7,396,477
6.75%, 06/15/26(b)	7,052	7,420,114
7.25%, 09/25/23(b)	1,776	1,863,006
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,156	6,903,608
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	30,547	28,428,758
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	11,372	10,750,748
3.88%, 09/15/28 (Call 09/15/24)	9,362	8,670,530
4.00%, 09/15/30 (Call 09/15/25)(b)	12,809	11,652,988
5.38%, 11/15/29 (Call 05/15/29)(b)	10,902	10,933,911
5.63%, 03/15/23(b)	9,844	10,107,719
6.13%, 03/15/24 (Call 09/15/23)(b)	17,014	17,581,179
6.63%, 01/15/28 (Call 07/15/27)(b)	12,387	13,194,137
6.88%, 03/15/25	18,062	19,242,364
7.13%, 03/15/26	23,681	25,657,871
8.88%, 06/01/25 (Call 06/01/22)	9,260	9,763,449
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	9,090	8,125,112
5.38%, 10/15/25 (Call 10/15/22)(a)(b)	8,881	8,855,223
5.75%, 09/15/31 (Call 09/15/26)(a)	7,643	7,203,527
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	17,765	16,699,100
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	11,244	10,565,527
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	17,955	16,810,369
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	12,260	11,410,995
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	11,303	10,825,542
4.20%, 10/29/25 (Call 09/29/25)(b)	4,334	4,398,107
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	12,053	11,674,656
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	9,975	9,214,032
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	8,159	7,780,009
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(a)	14,760	14,033,488

		563,735,427

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	12,981	11,874,370
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	18,532	18,086,248
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	9,820	9,132,803
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	12,023	11,121,088
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	20,503	19,740,288
5.25%, 06/01/26 (Call 06/01/22)(a)	7,632	7,741,966
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	13,403	12,503,324
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	13,142	13,200,245

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	$7,183	$7,246,390
4.35%, 04/15/29 (Call 01/15/29)(b)	5,638	5,511,145
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	15,430	15,374,361
5.63%, (Call 01/22/24)(a)(b)(c)(d)	18,398	18,216,412
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	17,970	19,679,396
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	8,392	7,869,456
Series B, 2.25%, 09/01/30 (Call 06/01/30)	3,728	3,411,743
Series B, 4.40%, 07/15/27 (Call 04/15/27)	22,441	23,198,384
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	6,209	6,164,761
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	9,784	9,974,175
4.25%, 09/15/24 (Call 07/15/24)(a)	908	922,442
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,808	8,899,823
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	6,900	6,408,030
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	15,592	14,350,195
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	15,646	14,487,564
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	10,401	10,589,084
5.75%, 01/15/28 (Call 01/15/23)	12,148	12,456,066
6.63%, 01/15/27 (Call 07/15/22)(b)	2,042	2,112,694
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	15,150	14,978,967
5.25%, 07/01/30 (Call 07/01/25)(b)	14,540	14,443,018
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/22)(b)	7,945	3,297,175
6.63%, 01/15/28 (Call 01/15/23)(a)	7,636	6,697,466
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	10,450	9,326,625
7.63%, 06/01/28 (Call 06/01/23)(a)	7,466	6,682,070
10.50%, 01/15/26 (Call 01/15/23)(a)(b)	8,674	3,892,272
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	18,598	18,063,261
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	17,497	17,596,908
5.50%, 09/01/26 (Call 09/01/22)(a)(b)	14,488	14,709,811
5.63%, 02/15/27 (Call 02/15/23)(a)(b)	20,571	21,049,996

		421,010,022

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	11,464	10,331,930
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	10,012	9,491,523
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	24,584	25,730,475
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	16,525	17,691,817

		63,245,745

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	29,315	28,401,023
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	15,536	14,964,563
4.88%, 10/15/23(a)	5,411	5,557,208
5.00%, 10/01/25(a)(b)	9,361	9,691,233
5.63%, 11/01/24(a)	4,711	4,951,496
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	10,904	10,193,264
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	6,512	6,404,552

		80,163,339

Security	Par (000)	Value

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	$9,782	$9,636,799
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	10,898	10,925,245

		20,562,044

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/22)(a)(b)	14,363	13,202,589

Entertainment — 3.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	12,542	12,369,548
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	17,953	17,055,350
6.25%, 07/01/25 (Call 07/01/22)(a)	49,054	50,856,980
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	26,295	28,252,663
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	14,374	14,753,683
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	7,682	7,662,795
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	7,189	7,244,490
5.50%, 05/01/25 (Call 05/01/22)(a)(b)	14,362	14,790,565
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	9,859	9,665,961
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	11,229	11,415,121
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	12,303	11,737,800
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,420	5,339,784
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	11,583	11,484,545
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	10,773	10,957,286
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	10,605	11,329,852
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	15,653	16,543,595
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	15,048	14,295,600
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	9,369	8,984,215
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	14,029	13,819,015
4.88%, 11/01/24 (Call 10/01/22)(a)(b)	6,959	7,033,461
6.50%, 05/15/27 (Call 05/15/23)(a)(b)	17,427	18,698,802
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 10/15/22)(a)(b)	2,723	2,792,985
8.00%, 02/01/26 (Call 02/01/23)(a)	17,748	17,925,480
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	11,017	10,032,447
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	11,267	10,249,096
Resorts World Las Vegas LLC/RWLV Capital Inc.,
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	14,377	13,356,805
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/22)(a)	17,739	17,977,923
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	11,797	12,239,388
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	9,853	10,471,258
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	17,239	18,006,135
8.63%, 07/01/25 (Call 07/01/22)(a)	9,050	9,569,037
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/22)(a)(b)	14,485	14,473,557
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	7,717	7,794,170
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	10,813	11,306,938

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)	$11,687	$10,547,518
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	8,970	8,559,074
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,361	7,087,232
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	11,669	11,329,453
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	8,088	8,443,063

		506,452,670

Environmental Control — 0.7%
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	6,826	6,533,847
Covert Mergeco Inc., 4.88%, 12/01/29 (Call 12/01/24)(a)	11,336	10,861,403
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	10,638	10,120,249
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	10,389	10,285,110
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	12,660	11,750,063
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	5,862	5,854,086
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	8,260	7,666,602
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	11,197	10,691,455
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	7,591	7,740,849
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	8,987	8,471,371
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	16,046	14,567,053
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	8,054	7,553,645
5.38%, 07/15/24 (Call 06/07/22)(a)(b)	7,914	8,070,253

		120,165,986

Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	11,324	10,885,733
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	9,332	9,368,301
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	18,129	16,859,970
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	18,996	19,091,704
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,193	15,230,982
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,832	12,285,535
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	10,114	10,720,840
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/22)(b)	14,166	14,264,170
5.25%, 09/15/27 (Call 03/01/22)(b)	7,376	7,360,246
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	27,076	27,088,292
3.75%, 04/01/30 (Call 01/01/30)(b)	8,563	8,803,192
3.88%, 05/15/27 (Call 02/15/27)(b)	20,049	20,733,016
4.25%, 03/01/31 (Call 12/01/30)	1,973	2,097,546
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	14,898	14,395,193
4.38%, 01/31/32 (Call 01/31/27)(a)	10,513	10,229,859
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	6,874	7,063,035
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	15,658	14,826,659
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	15,515	15,852,093
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	12,873	11,851,937
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	14,363	13,881,939
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	14,467	14,850,158

Security	Par (000)	Value

Food (continued)
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	$27,234	$25,225,492
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	23,206	21,871,655
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	18,810	18,933,205
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	13,689	13,793,077
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	19,359	19,564,949
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	6,721	6,485,184
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	12,940	12,735,548
6.25%, 04/15/25 (Call 04/15/22)(a)(b)	16,320	16,879,776

		413,229,286

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 04/01/22)(a)(b)	7,150	7,207,200
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	17,151	17,205,883
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	21,623	22,390,617
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)(b)	6,150	6,119,250
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	9,895	10,201,910

		63,124,860

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	12,352	12,035,388
Pearl Merger Sub Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)(b)	7,845	7,837,547

		19,872,935

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	11,502	11,703,285
5.63%, 05/20/24 (Call 03/20/24)	7,330	7,492,919
5.75%, 05/20/27 (Call 02/20/27)(b)	6,968	7,037,680
5.88%, 08/20/26 (Call 05/20/26)	11,269	11,459,784

		37,693,668

Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	12,649	12,192,347
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	22,863	23,205,945
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	14,092	13,417,501
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	6,987	7,234,698
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	67,117	63,521,764
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	36,957	35,438,588
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	8,130	8,064,960
4.63%, 11/15/27 (Call 11/15/22)(b)	6,515	6,618,746

		169,694,549

Health Care - Services — 6.6%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	7,962	7,418,868
3.50%, 04/01/30 (Call 04/01/25)(a)	9,319	8,676,269
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	8,598	8,808,149
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	33,162	30,969,163
2.50%, 03/01/31 (Call 12/01/30)(b)	32,414	29,895,432
2.63%, 08/01/31 (Call 05/01/31)(b)	19,126	17,699,918
3.00%, 10/15/30 (Call 07/15/30)(b)	32,405	30,925,731
3.38%, 02/15/30 (Call 02/15/25)(b)	29,536	28,413,080
4.25%, 12/15/27 (Call 12/15/22)(b)	35,873	36,721,396

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 12/15/29 (Call 12/15/24)(b)	$50,464	$51,977,920
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	7,048	6,774,538
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	7,999	7,680,290
4.25%, 05/01/28 (Call 05/01/23)(a)	7,353	7,298,608
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,932	14,994,857
5.25%, 05/15/30 (Call 05/15/25)(a)	17,913	17,363,160
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	27,324	27,492,862
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	13,026	13,090,153
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	22,894	21,300,005
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	10,455	9,657,806
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	25,096	24,335,591
8.00%, 03/15/26 (Call 03/15/22)(a)	30,048	31,318,676
8.00%, 12/15/27 (Call 12/15/22)(a)	9,703	10,246,077
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	21,355	19,515,807
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	41,945	40,214,769
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	15,051	14,610,006
4.63%, 04/01/31 (Call 04/01/26)(b)	4,237	4,005,342
4.75%, 02/01/30 (Call 02/01/25)(b)	13,259	12,645,771
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 10/15/22)(a)	5,900	3,127,000
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)(b)	41,096	40,582,300
5.38%, 02/01/25	38,911	41,245,660
5.38%, 09/01/26 (Call 03/01/26)(b)	15,256	16,405,317
5.63%, 09/01/28 (Call 03/01/28)(b)	22,755	25,233,588
5.88%, 05/01/23(b)	16,134	16,779,360
5.88%, 02/15/26 (Call 08/15/25)(b)	23,270	25,186,289
5.88%, 02/01/29 (Call 08/01/28)	15,209	16,996,058
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/22)(a)	14,293	14,587,150
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	17,560	17,916,468
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 04/08/22)(a)(b)	10,000	9,522,245
6.75%, 04/15/25 (Call 04/15/22)(a)(b)	8,083	8,362,995
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 01/15/24)(a)(b)	7,280	6,844,656
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	7,466	7,009,174
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	7,969	8,011,833
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	9,364	9,238,757
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	11,547	11,330,494
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	11,908	11,881,654
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	10,944	10,939,098
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/22)(a)(b)	19,668	20,612,556
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	11,705	11,553,342
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	18,158	18,279,295
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	21,802	21,043,290
4.38%, 01/15/30 (Call 12/01/24)(a)	20,829	20,104,790
4.63%, 07/15/24 (Call 07/15/22)(b)	13,589	13,682,661
4.63%, 09/01/24 (Call 09/01/22)(a)(b)	8,754	8,870,182

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 06/15/28 (Call 06/15/23)(a)	$10,581	$10,400,132
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	30,422	30,567,417
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	19,355	19,662,745
6.13%, 10/01/28 (Call 10/01/23)(a)	37,394	37,840,178
6.25%, 02/01/27 (Call 02/01/23)(a)(b)	20,818	21,410,272
6.75%, 06/15/23	26,459	27,633,854

		1,096,911,054

Holding Companies - Diversified — 0.5%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	14,676	14,240,724
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	11,167	10,414,025
4.75%, 09/15/24 (Call 06/15/24)	13,231	13,197,922
5.25%, 05/15/27 (Call 11/15/26)(b)	21,126	20,978,118
6.25%, 05/15/26 (Call 05/15/22)	18,546	18,681,386
6.38%, 12/15/25 (Call 12/15/22)(b)	8,892	8,989,990

		86,502,165

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)(b)	5,617	5,284,052
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	6,411	5,876,328
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	9,205	9,273,078
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	8,106	7,517,302
6.75%, 06/01/27 (Call 06/01/22)(b)	5,554	5,776,160
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	9,210	8,657,400
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	6,551	6,538,527
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	7,195	7,057,696
6.00%, 06/01/25 (Call 03/01/25)(b)	4,583	4,892,353
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(a)(b)	7,581	7,824,540
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	7,497	7,478,257
5.75%, 01/15/28 (Call 10/15/27)(a)	5,312	5,544,400
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,836	8,210,561
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	829	832,304
4.35%, 02/15/28 (Call 11/15/27)(b)	933	974,309
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	6,535	6,842,962
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	6,540	6,450,075

		105,030,304

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	12,358	11,102,032
4.00%, 04/15/29 (Call 04/15/24)(a)	11,576	10,909,454

		22,011,486

Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,783	7,392,294
4.13%, 04/30/31 (Call 04/30/26)(a)	5,860	5,469,395

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	$7,082	$6,391,505
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	7,038	5,931,626
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	7,550	6,895,226
5.75%, 07/15/25 (Call 07/15/22)(b)	5,945	6,066,063

		38,146,109

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(b)	14,554	14,808,695
4.70%, 04/01/26 (Call 01/01/26)(b)	30,232	31,335,973
4.88%, 06/01/25 (Call 05/01/25)(b)	7,969	8,389,365
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	9,725	8,943,527
4.38%, 02/01/32 (Call 08/01/26)	5,263	4,847,565
4.50%, 10/15/29 (Call 10/15/24)(b)	4,598	4,437,070

		72,762,195

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	11,035	10,372,900
6.00%, 08/01/29 (Call 08/01/24)(a)	6,678	6,073,207
7.00%, 11/15/25 (Call 11/15/22)(a)(b)	13,107	13,043,431
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	5,712	6,066,287
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	10,917	10,650,443
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,473	6,122,568
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	18,408	18,023,639
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	8,175	7,502,458
7.00%, 08/15/25 (Call 08/15/22)(a)(b)	7,662	7,620,936
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(c)	7,430	7,220,474
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(c)	10,663	10,134,078
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	6,139	6,207,584
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	8,425	8,033,153
7.00%, 05/01/26 (Call 05/01/22)(a)(b)	24,021	24,290,996
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	6,523	6,218,850
4.30%, 02/01/61 (Call 02/01/26)(a)	11,491	9,308,070
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	7,400	7,527,934
4.88%, 03/15/27 (Call 09/15/26)(b)	5,723	5,908,998
6.63%, 03/15/25 (Call 09/15/24)(b)	7,483	8,023,580

		178,349,586

Internet — 1.3%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	14,061	13,315,767
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	7,687	7,247,304
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	11,355	10,763,632
5.25%, 12/01/27 (Call 06/01/22)(a)	9,964	10,162,607
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	6,892	6,435,405
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	7,395	7,173,150
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,483	6,489,863

Security	Par (000)	Value

Internet (continued)
5.00%, 12/15/27 (Call 12/15/22)(a)	$8,346	$8,376,631
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/22)(a)	16,131	16,151,139
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	11,730	11,647,889
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	10,892	10,224,838
6.25%, (Call 04/22/31)(a)(b)(c)(d)	14,431	13,854,352
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)	1,980	1,941,855
5.00%, 03/01/30 (Call 12/01/29)(a)(b)	14,445	14,517,225
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	22,948	21,969,268
6.25%, 01/15/28 (Call 09/15/23)(a)	7,938	8,099,697
7.50%, 05/15/25 (Call 05/15/22)(a)(b)	15,666	16,312,222
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	15,979	17,077,556
8.00%, 11/01/26 (Call 11/01/22)(a)	21,364	22,645,840

		224,406,240

Iron & Steel — 0.3%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	7,586	7,332,214
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	6,925	6,704,699
5.88%, 06/01/27 (Call 06/01/22)(b)	8,321	8,560,034
6.75%, 03/15/26 (Call 03/15/22)(a)(b)	13,957	14,709,841
9.88%, 10/17/25 (Call 10/17/22)(a)(b)	7,878	8,773,722
United States Steel Corp., 6.88%, 03/01/29
(Call 03/01/24)(b)	10,494	10,793,079

		56,873,589

Leisure Time — 0.6%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	14,054	14,045,846
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	6,469	6,464,989
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/22)(a)(b)	8,155	7,670,740
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	21,342	20,541,675
5.88%, 02/15/27 (Call 02/15/24)(a)	6,824	6,832,530
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	5,955	6,172,655
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	7,010	6,764,650
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	12,520	11,627,950
7.00%, 02/15/29 (Call 02/15/24)(a)	6,805	6,436,396
13.00%, 05/15/25 (Call 05/15/22)(a)(b)	8,648	9,628,948
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	9,969	9,511,890

		105,698,269

Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	14,803	14,863,692
4.75%, 06/15/31 (Call 06/15/26)(a)	12,922	12,695,865
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	1,126	1,188,001
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	22,137	21,029,597
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	11,616	11,226,126
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	16,885	16,464,563
4.88%, 01/15/30 (Call 01/15/25)(b)	14,901	15,338,195
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	9,868	10,159,106
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	5,347	5,583,987
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	7,149	6,832,046
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	12,122	11,929,321

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)(b)	$8,126	$8,298,678
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	6,504	6,195,060
6.13%, 09/15/25 (Call 05/15/22)(a)(b)	511	528,300
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/22)(a)(b)	14,575	13,911,837
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	7,377	6,922,918
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	15,660	13,617,936
5.63%, 07/17/27 (Call 07/17/22)(a)(b)	9,503	8,883,404
5.75%, 07/21/28 (Call 07/21/23)(a)	12,050	10,930,210
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	9,606	8,741,460
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	7,720	7,379,496
5.38%, 05/15/24 (Call 05/15/22)(a)(b)	10,983	10,703,718
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	10,413	10,003,677
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5,865	5,898,724
4.75%, 10/15/28 (Call 07/15/28)(b)	10,987	10,959,533
5.50%, 04/15/27 (Call 01/15/27)(b)	10,453	10,762,722
5.75%, 06/15/25 (Call 03/15/25)(b)	8,769	9,174,566
6.00%, 03/15/23(b)	17,795	18,333,299
6.75%, 05/01/25 (Call 05/01/22)(b)	12,896	13,388,280
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	11,219	10,784,264
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	6,915	6,534,675
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)(b)	15,923	12,663,084
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	6,813	6,352,203
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	7,453	6,557,043
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	2,294	2,303,382
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	9,731	9,349,920
6.00%, 04/01/27 (Call 01/01/27)	4,746	4,946,623
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	10,878	11,642,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	4,893	4,917,465
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	13,823	13,760,797
5.50%, 03/01/25 (Call 12/01/24)(a)	27,081	27,428,652
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/22)(a)(b)	8,507	7,955,011
5.13%, 12/15/29 (Call 12/15/24)(a)	14,830	12,679,650
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	13,587	12,284,686
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	10,433	9,160,696
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	19,368	16,872,433

		478,137,081

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/22)(a)(b)	10,323	10,116,540
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	22,367	22,311,083
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	6,510	6,645,896

		39,073,519

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/22)(a)(b)	8,090	8,007,107
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	11,200	12,019,728

Security	Par (000)	Value

Manufacturing (continued)
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	$5,652	$5,848,810

		25,875,645

Media — 9.9%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	17,307	15,624,933
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	27,836	25,365,555
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	16,049	15,065,999
4.75%, 08/01/25 (Call 08/01/22)(b)	10,356	10,358,404
5.00%, 04/01/24 (Call 04/01/22)	5,636	5,628,955
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(a)(b)	8,224	7,812,800
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 03/24/22)(a)	7,683	7,673,396
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	44,366	41,606,435
4.25%, 01/15/34 (Call 01/15/28)(a)	30,115	27,551,611
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	39,550	38,057,778
4.50%, 05/01/32 (Call 05/01/26)	43,018	40,867,100
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	23,916	22,421,250
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	46,329	45,425,584
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	17,490	17,009,025
5.00%, 02/01/28 (Call 08/01/22)(a)	37,447	37,719,240
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	50,880	51,473,261
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	22,736	23,090,227
5.50%, 05/01/26 (Call 05/01/22)(a)(b)	15,324	15,634,254
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	15,184	12,927,088
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	17,498	15,737,264
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	22,831	20,776,210
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	34,107	28,322,702
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	6,476	5,408,540
5.25%, 06/01/24(b)	9,977	10,150,031
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	15,020	14,631,132
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	19,583	19,597,993
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	33,055	29,204,754
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	25,093	25,406,662
7.50%, 04/01/28 (Call 04/01/23)(a)	15,825	15,772,447
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	45,535	18,669,350
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	27,164	6,423,800
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	54,754	54,735,384
DISH DBS Corp.
5.00%, 03/15/23(b)	19,992	20,357,404
5.25%, 12/01/26 (Call 06/01/26)(a)	41,267	40,299,805
5.75%, 12/01/28 (Call 12/01/27)(a)	37,261	35,767,415
5.88%, 11/15/24	29,457	29,457,000
7.38%, 07/01/28 (Call 07/01/23)(b)	14,137	13,340,845
7.75%, 07/01/26(b)	30,073	30,491,517
5.13%, 06/01/29(b)	23,280	19,642,500
Entercom Media Corp., 6.50%, 05/01/27 (Call 05/01/22)(a)(b)	7,100	6,745,000
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	15,209	14,562,617
6.75%, 01/15/30 (Call 01/15/25)(a)	18,787	17,895,651
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	20,184	19,256,545

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	$11,915	$11,173,887
5.88%, 07/15/26 (Call 07/15/22)(a)(b)	10,397	10,630,933
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	10,904	11,468,391
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,896	6,671,880
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	10,721	10,670,719
6.38%, 05/01/26 (Call 05/01/22)(b)	12,719	13,116,105
8.38%, 05/01/27 (Call 05/01/22)(b)	22,539	23,469,181
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	11,838	11,376,318
6.75%, 10/15/27 (Call 10/15/22)(a)	19,255	19,818,594
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	13,705	13,036,881
8.00%, 08/01/29 (Call 08/01/24)(a)	9,995	9,135,238
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	14,487	13,877,320
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	6,331	6,466,800
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	14,030	13,658,230
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	25,321	25,890,722
Quebecor Media Inc., 5.75%, 01/15/23(b)	891	909,678
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	13,531	12,874,972
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	14,789	14,049,550
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	7,869	7,390,502
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	7,698	7,311,176
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/15/22)(a)(b)	8,328	8,320,671
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	11,179	10,029,985
5.13%, 02/15/27 (Call 08/15/22)(a)(b)	5,553	5,067,095
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	6,522	5,767,429
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	14,859	14,161,247
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	22,757	20,979,537
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	29,771	28,617,374
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	21,177	20,016,924
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	22,398	22,509,990
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,455	18,870,237
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	15,165	15,154,839
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	8,158	8,212,251
5.00%, 09/15/29 (Call 09/15/24)(b)	15,772	15,728,627
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	14,400	14,418,000
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	15,315	14,510,962
5.13%, 02/15/25 (Call 02/15/23)(a)(b)	22,270	22,428,097
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	21,237	22,182,325
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	18,855	18,080,374
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	7,734	7,700,486
ViacomCBS Inc., 6.25%, 02/28/57 (Call 02/28/27)(c)	10,287	10,500,044
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	9,039	8,587,050
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	9,457	9,625,381
5.38%, 06/15/24 (Call 03/15/24)(a)	6,032	6,248,911

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	$14,035	$13,254,420
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	13,897	13,108,345
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	20,368	20,355,918
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	7,483	7,141,027
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)(b)	20,718	19,744,772
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	8,179	7,670,130
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	9,526	9,699,254
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	15,233	14,640,182

		1,650,294,424

Mining — 1.0%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	6,343	6,357,272
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	11,274	11,776,905
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	6,861	7,240,518
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	9,356	9,702,172
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	14,040	14,359,000
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,503	6,896,045
5.88%, 02/15/26 (Call 11/15/22)(a)(b)	1,094	1,106,479
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	20,946	20,373,127
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	10,382	10,407,747
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	9,495	9,784,657
Freeport-McMoRan Inc.
4.38%, 08/01/28 (Call 08/01/23)	1,450	1,473,228
4.63%, 08/01/30 (Call 08/01/25)(b)	678	698,274
5.00%, 09/01/27 (Call 09/01/22)(b)	1,230	1,267,788
5.25%, 09/01/29 (Call 09/01/24)	810	849,836
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	8,171	7,353,900
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	7,311	6,890,618
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)(b)	11,255	10,720,387
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	10,378	9,564,624
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,133	22,648,049

		159,470,626

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	721	671,705
3.57%, 12/01/31 (Call 09/01/31)	790	768,394
4.25%, 04/01/28 (Call 10/01/22)(b)	1,011	1,002,533
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	5,399	5,088,557
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)(b)	13,049	13,192,895
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	11,732	11,906,807
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	11,230	11,181,471

		43,812,362

Oil & Gas — 6.5%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)(b)	6,292	6,368,697
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	8,932	9,103,271
7.63%, 02/01/29 (Call 02/01/24)(a)	7,591	8,208,104

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	$638	$700,621
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	9,583	9,615,577
4.38%, 10/15/28 (Call 07/15/28)(b)	9,413	9,514,098
4.63%, 11/15/25 (Call 08/15/25)(b)	6,577	6,800,892
4.88%, 11/15/27 (Call 05/15/27)(b)	340	348,357
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,400	6,048,000
7.00%, 11/01/26 (Call 11/01/22)(a)	8,054	7,949,379
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/22)	7,492	7,476,080
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	8,963	9,275,136
Calumet Specialty Products Partners LP/Calumet
Finance Corp., 11.00%, 04/15/25
(Call 04/15/23)(a)(b)	7,125	7,520,438
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)	7,549	7,737,725
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	7,352	7,592,142
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/22)(a)(b)	19,812	19,848,527
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	8,998	8,928,715
7.00%, 06/15/25 (Call 06/15/22)(a)	17,083	17,083,000
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	7,480	7,598,985
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	10,191	10,727,047
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	9,520	9,798,746
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	13,879	13,431,402
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	17,971	18,307,956
7.50%, 05/15/25 (Call 05/15/22)(a)	943	962,346
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	6,451	6,577,138
5.63%, 10/15/25 (Call 10/15/22)(a)(b)	15,479	15,639,285
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/23)(a)(b)	10,955	10,606,631
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	5,200	4,901,000
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	13,380	13,831,212
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	10,149	10,603,281
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	10,661	10,327,844
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	9,613	9,101,108
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	8,640	8,119,008
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	8,601	8,128,977
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	7,634	7,499,117
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	6,433	6,268,154
3.90%, 10/01/27 (Call 07/01/27)	18,768	18,951,926
6.63%, 02/01/25 (Call 01/01/25)	15,072	16,306,492
7.50%, 02/01/30 (Call 11/01/29)(b)	11,114	13,261,614
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)	8,781	8,807,826
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	9,368	9,475,732
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	9,505	9,682,458
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	6,154	5,990,304
9.50%, 01/15/25 (Call 01/15/23)(b)	7,358	7,658,298

Security	Par (000)	Value

Oil & Gas (continued)
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(e)	$7,284	$7,309,252
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	10,315	10,509,696
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	6,773	6,947,066
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	7,341	7,441,939
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/22)(b)	14,514	14,731,710
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	9,984	10,094,885
6.50%, 01/15/25 (Call 01/15/23)(a)(b)	521	529,059
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	16,718	17,459,861
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/23)(a)(b)	10,408	9,226,692
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	7,340	6,917,950
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/22)(b)	9,185	9,373,375
5.88%, 12/01/27 (Call 12/01/22)(b)	7,619	7,770,999
6.38%, 07/15/28 (Call 07/15/24)	7,279	7,555,545
6.88%, 08/15/24 (Call 08/15/22)(b)	790	800,325
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	9,709	9,316,271
7.38%, 05/15/27 (Call 05/15/24)(a)	10,920	11,315,031
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	7,845	7,648,875
7.50%, 01/15/28 (Call 01/15/23)(a)	873	835,898
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	676	676,000
2.90%, 08/15/24 (Call 07/15/24)	18,141	18,201,063
3.00%, 02/15/27 (Call 11/15/26)(b)	8,584	8,410,174
3.20%, 08/15/26 (Call 06/15/26)(b)	11,862	11,853,104
3.40%, 04/15/26 (Call 01/15/26)	11,271	11,302,904
3.50%, 06/15/25 (Call 03/15/25)	831	848,659
3.50%, 08/15/29 (Call 05/15/29)(b)	21,431	21,323,845
5.50%, 12/01/25 (Call 09/01/25)	10,333	11,104,875
5.55%, 03/15/26 (Call 12/15/25)(b)	15,954	17,145,764
5.88%, 09/01/25 (Call 06/01/25)	13,440	14,460,208
6.13%, 01/01/31 (Call 07/01/30)(b)	18,861	21,446,843
6.38%, 09/01/28 (Call 03/01/28)(b)	8,975	10,148,145
6.63%, 09/01/30 (Call 03/01/30)(b)	22,989	26,787,472
6.95%, 07/01/24	7,610	8,261,036
7.50%, 05/01/31(b)	12,596	15,324,608
7.88%, 09/15/31	6,842	8,481,685
8.00%, 07/15/25 (Call 04/15/25)	6,957	7,859,897
8.50%, 07/15/27 (Call 01/15/27)(b)	7,119	8,574,836
8.88%, 07/15/30 (Call 01/15/30)(b)	15,833	20,390,212
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	11,318	10,691,338
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	12,110	11,447,986
5.88%, 07/15/27 (Call 07/15/22)(a)	7,254	7,373,691
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	10,574	7,765,281
7.25%, 06/15/25 (Call 06/15/22)	10,980	9,223,200
9.25%, 05/15/25 (Call 05/15/22)(a)(b)	16,851	17,145,892
PDC Energy Inc., 5.75%, 05/15/26 (Call 05/15/22)(b)	685	694,806
Puma International Financing SA
5.00%, 01/24/26 (Call 03/21/22)(a)	9,945	9,716,420
5.13%, 10/06/24 (Call 03/21/22)(a)	8,681	8,494,793
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	1,370	1,340,888
4.88%, 05/15/25 (Call 02/15/25)(b)	11,159	11,305,518

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.00%, 08/15/22 (Call 05/15/22)	$4,473	$4,478,591
5.00%, 03/15/23 (Call 12/15/22)	4,692	4,744,785
8.25%, 01/15/29 (Call 01/15/24)(b)	9,537	10,441,942
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)	6,924	7,097,100
6.63%, 01/15/27 (Call 01/15/23)	5,136	5,213,040
6.75%, 09/15/26 (Call 09/15/22)(b)	7,073	7,168,403
10.00%, 01/15/25 (Call 06/17/22)(a)	6,520	7,132,880
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	16,732	16,734,440
5.38%, 02/01/29 (Call 02/01/24)(b)	9,592	9,862,117
5.38%, 03/15/30 (Call 03/15/25)(b)	17,792	18,370,240
5.95%, 01/23/25 (Call 10/23/24)(b)	3,124	3,271,368
7.75%, 10/01/27 (Call 10/01/22)(b)	5,299	5,590,445
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	11,195	10,697,382
4.50%, 04/30/30 (Call 04/30/25)(a)	12,492	11,950,160
5.88%, 03/15/28 (Call 03/15/23)(b)	7,479	7,635,280
6.00%, 04/15/27 (Call 04/15/22)(b)	7,724	7,960,731
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/22)(a)	5,268	5,963,221
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/22)(a)	6,216	4,809,630
7.50%, 01/15/26 (Call 01/15/23)(a)	7,521	5,828,775
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	8,592	6,358,080
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	10,103	10,103,000
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/22)(a)	4,515	4,469,568
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/23)(a)(b)	7,426	7,237,059
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/22)(a)	3,834	3,726,839
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(a)	6,594	6,971,177

		1,090,084,471

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	12,088	12,118,220
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	7,205	7,398,238
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/22)	9,969	10,013,661
6.88%, 09/01/27 (Call 09/01/22)	12,085	12,100,106
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	7,153	7,390,328
8.63%, 04/30/30 (Call 10/30/24)(a)	24,173	24,529,310
11.00%, 12/01/24 (Call 12/01/22)(a)(b)	1,285	1,332,099

		74,881,962

Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	8,093	7,610,253
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	15,704	14,727,211
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	19,129	18,508,901
5.25%, 04/30/25 (Call 04/30/22)(a)	9,442	9,554,124
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	27,033	25,644,791

Security	Par (000)	Value

Packaging & Containers (continued)
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	$19,689	$17,962,275
3.13%, 09/15/31 (Call 06/15/31)(b)	11,540	10,598,221
4.00%, 11/15/23(b)	14,555	14,959,083
4.88%, 03/15/26 (Call 12/15/25)(b)	11,598	12,133,142
5.25%, 07/01/25	13,927	14,788,026
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/23)(a)(b)	841	842,682
5.63%, 07/15/27 (Call 07/15/22)(a)	7,081	7,238,425
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	6,177	6,319,900
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/23)(b)	13,001	13,223,494
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 04/08/22)(a)(b)	9,509	9,521,718
7.88%, 07/15/26 (Call 07/15/22)(a)(b)	7,461	7,710,570
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	6,000	5,748,375
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(a)(b)	6,231	5,928,859
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	6,831	6,538,292
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	10,149	10,172,909
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	6,506	6,006,664
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	9,217	9,491,845
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/22)(a)(b)	20,990	20,885,050
7.25%, 04/15/25 (Call 04/15/22)(a)(b)	20,459	20,101,223
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)	6,552	6,335,784
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	7,907	8,108,000
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	10,372	10,748,633
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	15,181	14,055,784
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	7,060	6,521,675
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	7,846	7,804,819
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	4,313	4,473,356
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	5,323	5,430,923
5.50%, 09/15/25 (Call 06/15/25)(a)	5,891	6,168,613
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	8,621	8,447,268
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	15,836	15,956,251
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	9,886	10,136,116

		380,403,255

Pharmaceuticals — 4.1%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	7,715	6,996,219
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	9,419	8,752,637
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	25,869	26,231,166
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	21,540	22,292,823
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	23,787	22,869,535
5.00%, 01/30/28 (Call 01/30/23)(a)(b)	18,502	15,513,940

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	$15,065	$12,183,065
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	17,838	14,393,595
5.25%, 02/15/31 (Call 02/15/26)(a)	14,849	11,804,955
5.50%, 11/01/25 (Call 11/01/22)(a)(b)	25,843	25,875,304
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	8,743	8,736,939
6.13%, 04/15/25 (Call 03/15/22)(a)(b)	43,489	43,940,838
6.13%, 02/01/27 (Call 02/01/24)(a)	6,095	6,144,979
6.25%, 02/15/29 (Call 02/15/24)(a)	21,826	18,610,157
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,222	10,218,332
7.25%, 05/30/29 (Call 05/30/24)(a)	10,475	9,165,206
9.00%, 12/15/25 (Call 12/15/22)(a)	22,959	23,795,546
Elanco Animal Health Inc.
5.77%, 08/28/23 (Call 07/28/23)	8,764	9,031,971
6.40%, 08/28/28 (Call 05/28/28)(b)	11,774	12,704,735
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	18,718	12,353,880
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	12,563	12,248,925
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	18,050	17,125,502
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	9,022	9,439,268
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,466	8,703,311
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	22,976	22,755,201
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	30,041	29,545,591
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	30,424	30,254,450
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)(b)	29,204	29,212,761
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	8,855	8,832,005
3.90%, 06/15/30 (Call 03/15/30)	12,231	11,157,918
4.38%, 03/15/26 (Call 12/15/25)(b)	9,922	9,910,976
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	8,747	8,034,863
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	6,375	6,412,006
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	22,339	21,907,857
3.15%, 10/01/26(b)	49,489	45,016,060
4.75%, 05/09/27 (Call 02/09/27)(b)	15,923	15,341,147
5.13%, 05/09/29 (Call 02/09/29)(b)	14,881	14,261,994
6.00%, 04/15/24 (Call 01/15/24)(b)	19,238	19,580,436
6.75%, 03/01/28 (Call 12/01/27)(b)	17,895	18,771,855
7.13%, 01/31/25 (Call 10/31/24)(b)	13,946	14,643,300

		674,771,248

Pipelines — 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	10,863	10,917,532
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	9,995	10,180,307
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	9,940	10,087,168
7.88%, 05/15/26 (Call 05/15/23)(a)	6,287	6,747,791
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	8,842	8,532,530
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	8,135	8,079,763
4.13%, 12/01/27 (Call 09/01/27)(b)	5,542	5,234,245
4.15%, 07/01/23 (Call 04/01/23)(b)	6,971	7,033,181
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	7,179	6,820,050

Security	Par (000)	Value

Pipelines (continued)
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	$29,563	$30,132,088
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)(b)	17,861	16,775,944
4.00%, 03/01/31 (Call 03/01/26)(b)	22,050	21,733,951
4.50%, 10/01/29 (Call 10/01/24)(b)	22,359	22,771,076
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	20,844	20,717,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	8,741	8,736,265
5.75%, 04/01/25 (Call 04/01/22)(b)	4,773	4,837,091
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	10,497	10,558,827
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(b)	6,128	5,730,011
3.88%, 03/15/23 (Call 12/15/22)(b)	3,215	3,252,564
5.13%, 05/15/29 (Call 02/15/29)(b)	9,937	10,477,945
5.38%, 07/15/25 (Call 04/15/25)	12,388	13,119,511
5.63%, 07/15/27 (Call 04/15/27)	9,251	9,905,647
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	6,261	5,860,745
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	15,867	15,459,615
4.38%, 06/15/31 (Call 06/15/26)(a)	14,902	14,498,110
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	10,760	10,811,409
4.40%, 04/01/24 (Call 01/01/24)(b)	5,205	5,281,448
4.85%, 07/15/26 (Call 04/15/26)(b)	8,754	8,932,363
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	6,468	6,362,178
4.13%, 12/01/26 (Call 09/01/26)(b)	6,204	5,950,218
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	11,715	10,938,881
4.75%, 07/15/23 (Call 06/15/23)(b)	5,863	5,864,349
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	16,457	15,480,381
5.50%, 07/15/28 (Call 04/15/28)(b)	12,340	12,114,918
6.00%, 07/01/25 (Call 04/01/25)(a)	10,207	10,416,881
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	14,035	14,664,002
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/22)(b)	8,763	8,614,029
7.75%, 02/01/28 (Call 02/01/23)(b)	10,421	10,288,132
8.00%, 01/15/27 (Call 01/15/24)	15,094	15,308,382
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	12,393	11,934,872
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	7,269	7,418,378
5.63%, 02/15/26 (Call 02/15/23)(a)(b)	10,200	10,445,757
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)(b)	17,184	16,102,439
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	21,318	20,418,380
6.75%, 09/15/25 (Call 09/15/22)(a)(b)	18,230	17,523,405
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	29,767	29,850,348
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 04/08/22)(b)	8,007	7,704,870
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(b)	8,446	8,436,757
5.75%, 10/01/25 (Call 07/01/25)(b)	9,633	10,018,320
6.00%, 06/01/26 (Call 03/01/26)	7,018	7,130,288
6.38%, 10/01/30 (Call 04/01/30)(b)	8,630	8,720,902
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	8,331	8,135,555
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	7,297	7,080,279

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	$10,634	$10,132,644
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,935	6,965,264
6.00%, 12/31/30 (Call 12/31/25)(a)	11,422	10,986,277
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	7,142	6,805,872
7.50%, 10/01/25 (Call 10/01/22)(a)	6,574	6,902,991
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	13,869	13,749,449
4.88%, 02/01/31 (Call 02/01/26)(b)	13,618	14,037,605
5.00%, 01/15/28 (Call 01/15/23)(b)	7,933	8,189,236
5.38%, 02/01/27 (Call 02/01/23)(b)	6,967	7,167,301
5.50%, 03/01/30 (Call 03/01/25)(b)	13,756	14,581,360
5.88%, 04/15/26 (Call 04/15/22)(b)	17,157	17,714,603
6.50%, 07/15/27 (Call 07/15/22)(b)	13,065	13,848,900
6.88%, 01/15/29 (Call 01/15/24)	6,967	7,576,613
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	18,503	17,768,523
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	17,613	17,239,825
4.13%, 08/15/31 (Call 02/15/31)(a)	17,944	17,764,560
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	12,041	12,071,103
3.95%, 06/01/25 (Call 03/01/25)	1,374	1,390,340
4.50%, 03/01/28 (Call 12/01/27)	6,052	6,257,526
4.65%, 07/01/26 (Call 04/01/26)(b)	6,806	7,049,469
4.75%, 08/15/28 (Call 05/15/28)(b)	5,070	5,274,701
5.30%, 02/01/30 (Call 11/01/29)(b)	17,545	18,081,000

		841,702,440

Real Estate — 0.6%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)	8,981	8,507,028
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	9,652	9,116,686
5.38%, 08/01/28 (Call 08/01/23)(a)	11,176	11,295,136
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	8,527	8,324,839
4.75%, 02/01/30 (Call 09/01/24)(b)	9,214	8,810,888
5.00%, 03/01/31 (Call 03/01/26)(b)	9,119	8,905,843
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	3,791	3,882,867
5.25%, 04/15/30 (Call 04/15/25)(a)	15,005	14,326,024
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	12,735	12,591,731
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	9,734	8,812,190
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	8,300	6,972,000

		101,545,232

Real Estate Investment Trusts — 4.1%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	11,204	10,440,940
5.75%, 05/15/26 (Call 05/15/22)(a)	13,824	13,668,480
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	7,225	6,241,232
4.75%, 02/15/28 (Call 08/15/27)(b)	7,305	6,620,638
9.75%, 06/15/25 (Call 06/15/22)	14,955	15,823,458
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	12,614	12,009,048
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	6,351	6,538,355

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	$15,978	$14,959,689
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	15,090	15,083,430
4.88%, 09/15/29 (Call 09/15/24)(a)	14,715	14,256,791
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	7,338	7,295,806
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,542	12,562,460
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	19,152	19,007,402
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	8,317	8,202,413
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	11,173	10,642,282
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	7,116	7,099,491
4.75%, 10/01/24 (Call 07/01/24)(b)	11,242	11,353,717
5.50%, 02/15/26 (Call 08/15/22)(b)	6,462	6,584,531
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	9,085	8,866,960
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	10,038	9,671,613
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(a)(b)	12,120	12,200,979
4.50%, 09/01/26 (Call 06/01/26)(b)	6,067	6,208,134
4.63%, 06/15/25 (Call 03/15/25)(a)	10,797	11,107,414
5.63%, 05/01/24 (Call 02/01/24)(b)	16,954	17,654,700
5.75%, 02/01/27 (Call 11/01/26)	11,265	12,188,379
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	19,180	18,078,109
4.63%, 08/01/29 (Call 08/01/24)(b)	12,552	12,657,741
5.00%, 10/15/27 (Call 10/15/22)(b)	22,087	22,529,250
5.25%, 08/01/26 (Call 08/01/22)(b)	5,874	6,013,508
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	12,442	11,989,422
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	9,804	9,984,198
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	6,776	7,081,513
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	8,413	8,028,973
4.75%, 10/15/27 (Call 10/15/22)	10,445	10,238,239
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	7,371	7,154,938
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	7,444	7,011,178
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	22,803	21,122,419
3.88%, 02/15/27 (Call 02/15/23)(b)	21,393	21,344,224
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,653	4,933,677
4.35%, 10/01/24 (Call 09/01/24)	12,636	12,111,606
4.38%, 02/15/30 (Call 08/15/29)(b)	6,227	5,417,490
4.50%, 06/15/23 (Call 12/15/22)	5,116	5,057,920
4.75%, 10/01/26 (Call 08/01/26)	6,841	6,326,625
4.95%, 02/15/27 (Call 08/15/26)(b)	5,706	5,302,072
4.95%, 10/01/29 (Call 07/01/29)(b)	6,402	5,777,850
5.50%, 12/15/27 (Call 09/15/27)	7,235	7,064,465
7.50%, 09/15/25 (Call 06/15/25)(b)	11,457	12,055,873
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	4,131	3,930,404
3.75%, 12/31/24 (Call 09/30/24)(a)	4,255	4,169,941
4.38%, 01/15/27 (Call 07/15/26)(a)	8,856	8,593,270
4.75%, 03/15/25 (Call 09/15/24)(b)	8,292	8,390,445

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	$10,564	$9,401,960
7.88%, 02/15/25 (Call 02/15/23)(a)	33,807	35,212,019
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	7,420	7,056,272
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	16,680	15,522,129
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/23)(a)(b)	12,652	12,681,606
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	11,361	11,294,688
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	13,760	13,681,462
4.25%, 12/01/26 (Call 12/01/22)(a)	21,201	21,430,993
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	13,244	13,537,634
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	6,374	6,210,780
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	7,140	7,370,916

		682,054,151

Retail — 4.1%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	10,124	9,544,036
3.88%, 01/15/28 (Call 09/15/22)(a)	23,041	22,553,024
4.00%, 10/15/30 (Call 10/15/25)(a)	41,797	38,609,979
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	11,712	11,492,400
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	8,072	8,332,336
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	3,759	3,698,185
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,832	12,546,688
4.75%, 03/01/30 (Call 03/01/25)(b)	7,145	6,955,695
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	8,542	8,335,184
Bath & Body Works Inc.
5.25%, 02/01/28	7,264	7,562,914
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	14,995	16,206,209
7.50%, 06/15/29 (Call 06/15/24)	6,582	7,213,082
9.38%, 07/01/25(a)	610	713,973
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	10,649	8,877,107
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	8,660	7,759,631
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	7,237	6,923,667
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	8,021	7,158,743
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/22)(a)(b)	11,471	11,483,905
8.50%, 10/30/25 (Call 10/30/22)(a)	8,706	8,837,681
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)	9,388	8,824,720
5.88%, 04/01/29 (Call 04/01/24)(a)	12,143	11,110,845
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	8,327	7,858,606
5.63%, 01/01/30 (Call 01/01/25)(a)	7,170	7,113,548
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	11,152	10,092,560
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	9,998	8,956,808
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/23)(a)(b)	8,097	8,156,570
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	10,021	10,455,671
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,125	11,397,006
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	11,354	10,534,241

Security	Par (000)	Value

Retail (continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)(b)	$14,796	$14,105,944
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	11,507	11,334,395
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	8,963	9,062,751
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	4,471	4,575,017
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)(b)	5,593	5,593,000
3.63%, 06/01/24 (Call 03/01/24)(b)	923	943,721
5.88%, 04/01/29 (Call 04/01/24)(a)(b)	6,592	6,740,320
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	11,876	11,170,800
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	19,377	16,845,792
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,996	6,520,381
4.75%, 09/15/29 (Call 09/15/24)(b)	6,666	6,683,255
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)	15,982	16,453,469
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	5,592	5,009,481
4.38%, 04/01/30 (Call 01/01/30)(b)	7,790	7,109,933
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	7,943	7,856,785
3.75%, 06/15/29 (Call 06/15/24)(b)	7,340	6,853,725
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	18,619	18,572,452
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	16,367	17,207,491
QVC Inc.
4.38%, 03/15/23	9,080	9,210,977
4.38%, 09/01/28 (Call 06/01/28)(b)	7,070	6,420,479
4.45%, 02/15/25 (Call 11/15/24)(b)	9,004	8,920,555
4.75%, 02/15/27 (Call 11/15/26)(b)	9,490	8,918,569
4.85%, 04/01/24(b)	7,943	8,088,580
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	9,206	8,812,041
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	12,350	11,772,823
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	9,711	9,214,331
4.88%, 11/15/31 (Call 11/15/26)(a)	6,866	6,488,370
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	9,255	8,885,494
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	12,636	11,941,020
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	6,512	6,205,676
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	29,126	28,760,469
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	15,138	14,116,185
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	8,841	8,487,452
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	14,485	13,543,475
4.63%, 01/31/32 (Call 10/01/26)(b)	17,311	17,155,597
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	13,158	13,394,736
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	7,517	7,832,338

		680,112,893

Semiconductors — 0.0%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	71	72,818

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	$15,090	$14,313,808
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	379	393,199
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	11,507	11,770,050
5.00%, 10/15/24 (Call 07/15/24)(b)	5,097	5,322,906
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	8,023	8,243,450
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/22)(a)	19,673	19,599,226
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	13,909	13,144,005
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	14,141	13,316,014
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	14,611	14,452,060
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	3,718	3,967,140
Minerva Merger Sub Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	34,025	32,766,670
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	10,075	9,532,626
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	13,296	13,063,498
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	9,076	8,896,096
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	14,345	14,280,627
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	15,258	15,372,682
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	12,516	12,111,608
3.88%, 12/01/29 (Call 12/01/24)(a)	13,816	13,093,827
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,122	13,519,020
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	9,186	8,710,441
PTC Inc.
3.63%, 02/15/25 (Call 02/15/23)(a)	7,909	7,860,063
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	7,000	6,862,330
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	8,709	7,903,418
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	8,018	7,182,224
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	15,570	14,827,311
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	28,334	29,154,706
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	7,439	7,125,669
3.88%, 03/15/31 (Call 03/15/26)(b)	7,772	7,326,406
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/22)(a)	25,111	24,806,883

		358,917,963

Telecommunications — 7.1%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	18,306	16,177,928
10.50%, 05/15/27 (Call 05/15/22)(a)	23,006	24,098,785
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	29,991	27,479,254
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	7,315	6,617,675
5.13%, 07/15/29 (Call 04/15/24)(a)	36,202	32,762,810
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	16,161	15,111,797
8.13%, 02/01/27 (Call 08/01/22)(a)(b)	26,050	27,412,415
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	14,600	14,087,149
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(c)	6,810	6,516,898
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(c)	7,245	6,948,272

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	$17,703	$16,643,309
6.00%, 03/01/26 (Call 03/01/22)(a)	21,353	21,864,191
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	11,748	11,087,175
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	14,110	14,039,450
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	10,784	9,615,661
6.00%, 06/15/25 (Call 06/15/22)(a)(b)	18,597	18,200,287
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)(b)	30,070	30,445,875
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	5,520	5,237,031
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	11,526	11,494,880
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	22,425	21,854,719
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	17,328	17,568,736
5.88%, 11/01/29 (Call 11/01/24)(b)	10,962	10,117,926
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	15,328	14,213,195
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	15,210	14,795,053
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,848	11,133,953
6.63%, 08/01/26(b)	12,638	13,173,513
Iliad Holding SAS
6.50%, 10/15/26 (Call 10/15/23)(a)	16,953	16,953,000
7.00%, 10/15/28 (Call 10/15/24)(a)(b)	13,428	13,331,721
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	9,782	10,053,915
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	12,651	11,140,660
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	13,860	12,335,400
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	17,528	16,183,942
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	14,675	14,161,375
5.25%, 03/15/26 (Call 03/15/22)(b)	10,847	10,879,819
5.38%, 05/01/25 (Call 05/01/22)(b)	12,186	12,232,516
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	19,384	18,450,474
4.50%, 01/15/29 (Call 01/15/24)(a)(b)	14,319	12,008,629
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	17,793	16,581,830
5.38%, 06/15/29 (Call 06/15/24)(a)	14,535	12,611,874
5.63%, 04/01/25 (Call 01/01/25)	7,953	7,926,408
Series W, 6.75%, 12/01/23(b)	9,772	10,211,496
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	14,578	15,325,032
Nokia OYJ, 4.38%, 06/12/27(b)	7,468	7,725,751
Sprint Communications Inc., 6.00%, 11/15/22(b)	344	353,890
Sprint Corp.
7.13%, 06/15/24	36,326	39,325,732
7.63%, 02/15/25 (Call 11/15/24)	21,662	24,017,743
7.63%, 03/01/26 (Call 11/01/25)(b)	22,726	25,934,911
7.88%, 09/15/23(b)	62,829	67,541,175
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	11,183	10,602,276
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	6,574	6,299,536
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	21,936	22,518,857
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	6,150	4,366,500
5.63%, 12/06/26 (Call 12/06/23)(a)(b)	7,310	5,419,167
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	7,465	3,743,144
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	14,972	14,447,980
2.25%, 02/15/26 (Call 02/15/23)(a)	12,315	11,883,975

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.63%, 04/15/26 (Call 04/15/23)(b)	$17,024	$16,669,901
2.63%, 02/15/29 (Call 02/15/24)(b)	13,730	12,960,752
2.88%, 02/15/31 (Call 02/15/26)(b)	15,311	14,376,744
3.38%, 04/15/29 (Call 04/15/24)(b)	17,879	17,496,389
3.38%, 04/15/29 (Call 04/15/24)(a)	16,021	15,678,151
3.50%, 04/15/31 (Call 04/15/26)(b)	19,915	19,622,823
3.50%, 04/15/31 (Call 04/15/26)(a)	16,369	16,128,621
4.75%, 02/01/28 (Call 02/01/23)(b)	25,383	26,265,077
5.38%, 04/15/27 (Call 04/15/22)(b)	7,235	7,464,233
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/22)(a)(b)	10,504	10,045,343
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	8,584	8,569,407
6.50%, 07/15/28 (Call 07/15/23)(a)(b)	5,977	5,513,783
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	18,490	17,095,932
4.75%, 07/15/31 (Call 07/15/26)(a)	20,821	19,961,093
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(c)	7,878	7,297,391
4.13%, 06/04/81 (Call 03/04/31)(c)	14,427	13,132,260
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	29,640	32,791,633
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	20,308	20,498,895
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/22)(a)(b)	22,106	21,016,174
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	16,345	15,188,264

		1,191,039,531

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,086	8,030,207
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	9,431	9,415,297
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,673	9,190,381

		26,635,885

Transportation — 0.1%
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	17,358	18,002,329

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	7,552	7,886,805
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)	16,284	15,545,271

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 10/01/22)(a)(b)	$10,276	$10,423,718
9.75%, 08/01/27 (Call 08/01/23)(a)(b)	6,024	6,600,798

		40,456,592

Total Corporate Bonds & Notes — 98.0% (Cost: $17,210,885,845)		16,340,616,540

Short-Term Investments

Money Market Funds — 18.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(f)(g)(h)	2,859,403	2,859,974,472
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(f)(g)	131,460	131,460,000

		2,991,434,472

Total Short-Term Investments — 18.0% (Cost: $2,991,228,911)		2,991,434,472

Total Investments in Securities — 116.0% (Cost: $20,202,114,756)		19,332,051,012

Other Assets, Less Liabilities — (16.0)%		(2,662,277,366)

Net Assets — 100.0%		$16,669,773,646

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: In-stitutional, SL Agency Shares	$2,655,688,680	$205,403,556	(a)	$—		$(385,166)	$(732,598)	$2,859,974,472	2,859,403	$7,441,735	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	236,720,000	—		(105,260,000	)(a)	—	—	131,460,000	131,460	12,767		—

						$(385,166)	$(732,598)	$2,991,434,472		$7,454,502		$—

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$16,340,616,540	$—	$16,340,616,540
Money Market Funds	2,991,434,472	—	—	2,991,434,472

	$2,991,434,472	$16,340,616,540	$—	$19,332,051,012

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$4,271	$4,107,246
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)(a)	14,812	15,459,038

		19,566,284

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	19,700	19,137,786
2.70%, 02/01/27 (Call 12/01/26)(a)	11,365	11,208,881
2.75%, 02/01/26 (Call 01/01/26)(a)	9,725	9,727,170
2.95%, 02/01/30 (Call 11/01/29)(a)	10,036	9,665,722
3.20%, 03/01/29 (Call 12/01/28)(a)	9,822	9,711,432
3.25%, 02/01/28 (Call 12/01/27)	9,278	9,300,914
3.25%, 02/01/35 (Call 11/01/34)	7,630	7,113,657
3.60%, 05/01/34 (Call 02/01/34)	9,891	9,579,833
3.63%, 02/01/31 (Call 11/01/30)(a)	15,267	15,381,354
3.75%, 02/01/50 (Call 08/01/49)(a)	12,620	11,723,808
3.90%, 05/01/49 (Call 11/01/48)(a)	8,918	8,302,717
3.95%, 08/01/59 (Call 02/01/59)	10,500	9,426,033
4.88%, 05/01/25 (Call 04/01/25)	30,215	32,101,214
5.04%, 05/01/27 (Call 03/01/27)	21,286	23,106,660
5.15%, 05/01/30 (Call 02/01/30)(a)	41,639	45,928,192
5.71%, 05/01/40 (Call 11/01/39)	28,855	33,534,086
5.81%, 05/01/50 (Call 11/01/49)	52,683	62,635,061
5.93%, 05/01/60 (Call 11/01/59)	33,005	39,144,511
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	5,037	5,197,497
3.50%, 05/15/25 (Call 03/15/25)(a)	6,435	6,673,729
3.50%, 04/01/27 (Call 02/01/27)(a)	8,947	9,418,140
3.63%, 04/01/30 (Call 01/01/30)(a)	9,250	9,836,132
3.75%, 05/15/28 (Call 02/15/28)(a)	13,250	14,081,797
4.25%, 04/01/40 (Call 10/01/39)	8,324	9,334,728
4.25%, 04/01/50 (Call 10/01/49)(a)	7,238	8,365,035
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	20,698	22,369,976
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	7,909	7,145,088
2.90%, 03/01/25 (Call 12/01/24)	4,965	5,082,463
3.55%, 01/15/26 (Call 10/15/25)	19,620	20,655,767
3.80%, 03/01/45 (Call 09/01/44)(a)	11,534	12,074,895
4.07%, 12/15/42(a)	15,303	16,706,394
4.09%, 09/15/52 (Call 03/15/52)	14,549	16,150,368
4.70%, 05/15/46 (Call 11/15/45)(a)	13,641	16,090,723
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	5,806	5,961,106
3.25%, 01/15/28 (Call 10/15/27)(a)	20,640	21,218,244
4.03%, 10/15/47 (Call 04/15/47)	21,533	22,703,008
4.40%, 05/01/30 (Call 02/01/30)(a)	8,076	8,906,550
4.75%, 06/01/43	10,897	12,573,279
5.25%, 05/01/50 (Call 11/01/49)(a)	9,198	11,670,088
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	10,598	9,674,397
2.25%, 07/01/30 (Call 04/01/30)(a)	9,733	9,250,973
2.38%, 03/15/32 (Call 12/15/31)	16,266	15,406,976
2.82%, 09/01/51 (Call 03/01/51)	8,871	7,683,593
3.03%, 03/15/52 (Call 09/15/51)(a)	14,658	13,196,882
3.13%, 05/04/27 (Call 02/04/27)(a)	10,342	10,674,908
3.13%, 07/01/50 (Call 01/01/50)	9,584	8,814,989

Security	Par (000)	Value

Aerospace & Defense (continued)
3.50%, 03/15/27 (Call 12/15/26)	$10,655	$11,141,784
3.75%, 11/01/46 (Call 05/01/46)	12,087	12,247,634
3.95%, 08/16/25 (Call 06/16/25)	12,294	12,956,826
4.13%, 11/16/28 (Call 08/16/28)	25,677	27,736,154
4.15%, 05/15/45 (Call 11/16/44)	9,568	10,238,297
4.35%, 04/15/47 (Call 10/15/46)	10,313	11,421,118
4.45%, 11/16/38 (Call 05/16/38)	7,065	7,882,933
4.50%, 06/01/42	31,314	35,015,077
4.63%, 11/16/48 (Call 05/16/48)	15,702	18,059,842
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)(a)	13,559	12,991,834

		863,338,255

Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	6,347	6,332,690
2.45%, 02/04/32 (Call 11/04/31)(a)	18,143	16,177,819
3.40%, 05/06/30 (Call 02/06/30)	8,240	8,110,614
3.40%, 02/04/41 (Call 08/04/40)	14,292	11,818,947
3.70%, 02/04/51 (Call 08/04/50)	13,413	10,899,004
3.88%, 09/16/46 (Call 03/16/46)	15,814	13,593,023
4.00%, 02/04/61 (Call 08/04/60)(a)	11,126	9,255,044
4.25%, 08/09/42	7,260	6,625,308
4.40%, 02/14/26 (Call 12/14/25)(a)	9,250	9,818,686
4.80%, 02/14/29 (Call 11/14/28)(a)	17,105	18,497,542
5.38%, 01/31/44(a)	17,648	18,370,696
5.80%, 02/14/39 (Call 08/14/38)	18,830	20,624,081
5.95%, 02/14/49 (Call 08/14/48)(a)	23,622	26,372,595
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	12,145	12,320,654
2.70%, 09/15/51 (Call 03/15/51)(a)	8,722	7,905,928
3.25%, 03/27/30 (Call 12/27/29)(a)	10,170	10,548,603
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	17,619	16,415,163
2.73%, 03/25/31 (Call 12/25/30)(a)	12,332	11,307,594
3.22%, 09/06/26 (Call 07/06/26)(a)	10,729	10,717,801
3.56%, 08/15/27 (Call 05/15/27)(a)	34,774	35,038,171
3.73%, 09/25/40 (Call 03/25/40)	8,539	7,340,937
3.98%, 09/25/50 (Call 03/25/50)	6,585	5,647,600
4.39%, 08/15/37 (Call 02/15/37)	26,878	25,788,807
4.54%, 08/15/47 (Call 02/15/47)	24,663	22,783,166
4.70%, 04/02/27 (Call 02/02/27)	9,532	10,089,303
4.76%, 09/06/49 (Call 03/06/49)	10,102	9,628,039
4.91%, 04/02/30 (Call 01/02/30)(a)	10,630	11,357,544
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)(a)	16,709	15,874,370
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	11,549	10,989,580
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	5,613	5,271,924
1.50%, 05/01/25 (Call 04/01/25)	5,281	5,151,432
1.75%, 11/01/30 (Call 08/01/30)	6,755	6,082,368
2.10%, 05/01/30 (Call 02/01/30)(a)	5,766	5,415,484
2.75%, 02/25/26 (Call 11/25/25)(a)	7,850	7,954,817
3.38%, 08/11/25 (Call 05/11/25)(a)	8,512	8,799,602
3.38%, 08/15/29 (Call 05/15/29)(a)	9,977	10,262,157
3.88%, 08/21/42(a)	9,053	8,882,319
4.13%, 03/04/43	7,181	7,196,805
4.25%, 11/10/44(a)	10,294	10,625,063
4.38%, 11/15/41	6,702	6,933,816
4.88%, 11/15/43	9,427	10,427,135

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
6.38%, 05/16/38	$14,833	$19,188,243
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	23,997	25,099,389
5.70%, 08/15/35 (Call 02/15/35)	8,360	9,222,387
5.85%, 08/15/45 (Call 02/15/45)	20,662	22,323,219

		569,085,469

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)(a)	21,097	23,374,784
5.25%, 05/04/25 (Call 04/04/25)(a)	11,088	11,954,620

		35,329,404

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	13,338	13,491,747
2.40%, 03/27/25 (Call 02/27/25)(a)	4,126	4,180,726
2.75%, 03/27/27 (Call 01/27/27)(a)	11,311	11,581,447
2.85%, 03/27/30 (Call 12/27/29)(a)	10,854	11,023,774
3.25%, 03/27/40 (Call 09/27/39)(a)	9,671	9,675,106
3.38%, 03/27/50 (Call 09/27/49)(a)	14,342	14,614,118
3.88%, 11/01/45 (Call 05/01/45)	11,375	12,315,821
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	4,456	4,464,804
2.95%, 04/23/30 (Call 01/23/30)(a)	9,965	9,820,568

		91,168,111

Auto Manufacturers — 1.3%
American Honda Finance Corp.
1.00%, 09/10/25	8,322	7,968,463
1.20%, 07/08/25	6,810	6,580,839
1.30%, 09/09/26(a)	7,197	6,893,898
2.00%, 03/24/28	7,823	7,543,848
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	11,178	11,208,818
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	8,139	7,302,039
Daimler Finance North America LLC, 8.50%, 01/18/31	13,279	18,809,706
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,439	10,991,388
5.00%, 10/01/28 (Call 07/01/28)(a)	8,970	9,790,635
5.00%, 04/01/35(a)	8,580	9,274,461
5.15%, 04/01/38 (Call 10/01/37)(a)	7,229	7,832,838
5.20%, 04/01/45	12,024	13,025,563
5.40%, 04/01/48 (Call 10/01/47)(a)	8,047	8,961,852
5.95%, 04/01/49 (Call 10/01/48)(a)	10,542	12,600,483
6.13%, 10/01/25 (Call 09/01/25)(a)	21,235	23,468,034
6.25%, 10/02/43	13,902	16,899,634
6.60%, 04/01/36 (Call 10/01/35)	9,758	12,086,707
6.75%, 04/01/46 (Call 10/01/45)	7,866	10,019,044
6.80%, 10/01/27 (Call 08/01/27)(a)	8,603	10,118,823
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	16,419	15,459,234
1.50%, 06/10/26 (Call 05/10/26)(a)	16,754	15,854,166
2.35%, 02/26/27 (Call 01/26/27)	10,802	10,464,677
2.35%, 01/08/31 (Call 10/08/30)(a)	12,226	11,081,016
2.40%, 04/10/28 (Call 02/10/28)(a)	10,497	10,009,600
2.40%, 10/15/28 (Call 08/15/28)	13,910	13,164,227
2.70%, 08/20/27 (Call 06/20/27)	5,283	5,172,863
2.70%, 06/10/31 (Call 03/10/31)(a)	11,215	10,387,673
2.75%, 06/20/25 (Call 05/20/25)	8,957	8,949,082
3.10%, 01/12/32 (Call 10/12/31)	6,246	5,960,003
3.60%, 06/21/30 (Call 03/21/30)(a)	12,216	12,250,013
4.00%, 10/06/26 (Call 07/06/26)(a)	11,081	11,550,236

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$5,584	$5,830,862
4.35%, 04/09/25 (Call 02/09/25)(a)	8,633	9,027,684
4.35%, 01/17/27 (Call 10/17/26)	9,837	10,356,349
5.25%, 03/01/26 (Call 12/01/25)	12,366	13,367,973
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	21,922	21,146,444
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	17,022	16,181,644
1.13%, 06/18/26(a)	10,578	10,110,097
1.90%, 01/13/27	15,924	15,643,986
1.90%, 04/06/28(a)	4,796	4,616,631
2.15%, 02/13/30	5,807	5,583,813
3.00%, 04/01/25	9,105	9,324,931
3.20%, 01/11/27	8,752	9,106,823
3.38%, 04/01/30	8,863	9,280,051

		481,257,151

Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	10,531	8,887,193
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	10,727	10,721,421
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(a)	12,636	12,586,553
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)	7,217	6,941,844

		39,137,011

Banks — 23.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	828	873,707
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	6,813	6,473,633
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)(b)	17,283	16,263,821
1.85%, 03/25/26	11,657	11,181,657
2.75%, 05/28/25	7,883	7,886,762
2.75%, 12/03/30(a)	15,604	14,190,122
2.96%, 03/25/31(a)	3,375	3,239,970
3.31%, 06/27/29	12,271	12,429,936
3.49%, 05/28/30(a)	7,194	7,229,376
3.80%, 02/23/28	11,431	11,757,817
4.25%, 04/11/27	8,318	8,773,870
4.38%, 04/12/28	19,608	20,824,908
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	16,609	15,700,082
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	24,371	23,278,229
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	53,266	50,755,014
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	20,672	18,708,034
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	20,735	18,764,980
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	24,569	23,308,070
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	30,431	28,174,490
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	28,082	26,712,410
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	27,905	27,441,716
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	27,770	26,220,987

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	$22,188	$21,213,605
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	39,302	34,495,633
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(b)	41,726	39,994,292
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)(b)	6,117	5,321,814
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	16,179	15,857,010
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	35,565	34,835,420
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	15,956	14,205,113
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	18,094	18,116,614
3.25%, 10/21/27 (Call 10/21/26)(a)	18,884	19,283,242
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(a)(b)	29,721	28,433,130
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	54,346	55,476,652
3.50%, 04/19/26(a)	19,203	19,899,479
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(b)	22,954	23,567,338
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)(b)	14,757	15,211,012
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	14,110	14,589,445
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)(b)	18,131	18,880,900
3.88%, 08/01/25(a)	15,361	16,084,781
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(b)	12,179	12,702,360
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(b)	18,149	19,008,087
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)(b)	24,653	25,847,169
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	11,622	12,301,322
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(b)	45,083	48,234,987
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)(b)	15,127	16,434,616
4.25%, 10/22/26(a)	14,945	15,867,807
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	22,070	23,520,458
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)(b)	22,888	25,373,332
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)(b)	15,216	17,079,009
4.45%, 03/03/26(a)	15,903	16,887,462
5.00%, 01/21/44(a)	16,666	19,557,946
5.88%, 02/07/42	13,144	17,007,822
6.11%, 01/29/37(a)	14,592	18,297,987
7.75%, 05/14/38(a)	13,093	18,858,283
Series L, 3.95%, 04/21/25(a)	12,445	12,904,179
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	14,889	15,641,783
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	22,615	21,612,642

Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	$19,885	$18,995,272
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	8,973	8,791,061
Bank of America N.A., 6.00%, 10/15/36(a)	9,474	11,965,367
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)(b)	6,690	6,310,008
1.25%, 09/15/26(a)	18,139	17,192,737
1.85%, 05/01/25(a)	11,287	11,156,189
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	5,955	5,864,830
2.05%, 01/26/27 (Call 12/26/26)(a)	10,111	10,000,314
2.45%, 08/17/26 (Call 05/17/26)	6,111	6,181,598
2.80%, 05/04/26 (Call 02/04/26)(a)	7,971	8,142,429
3.25%, 05/16/27 (Call 02/16/27)(a)	3,807	3,960,150
3.30%, 08/23/29 (Call 05/23/29)	4,484	4,630,523
3.40%, 01/29/28 (Call 10/29/27)	8,331	8,712,448
3.85%, 04/28/28(a)	12,481	13,346,605
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	16,304	15,425,198
1.30%, 06/11/25(a)	8,346	8,057,348
1.30%, 09/15/26	12,042	11,423,476
1.35%, 06/24/26(a)	10,208	9,729,080
1.95%, 02/02/27	10,608	10,293,081
2.45%, 02/02/32	8,125	7,705,592
2.70%, 08/03/26(a)	16,558	16,747,882
4.50%, 12/16/25	14,117	14,998,842
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	15,379	14,832,329
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(b)	8,611	8,111,225
2.67%, 03/10/32 (Call 03/10/31)(a)(b)	9,229	8,660,887
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	20,485	20,465,345
2.89%, 11/24/32 (Call 11/24/31)(a)(b)	12,879	12,215,216
3.33%, 11/24/42 (Call 11/24/41)(b)	9,761	8,932,655
3.65%, 03/16/25(a)	11,391	11,684,949
4.34%, 01/10/28 (Call 01/10/27)(a)	14,970	15,808,492
4.38%, 01/12/26	27,664	29,147,894
4.84%, 05/09/28 (Call 05/07/27)(a)	18,814	19,905,711
4.95%, 01/10/47	14,809	16,652,426
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	16,208	17,561,624
5.20%, 05/12/26(a)	23,284	25,069,801
5.25%, 08/17/45(a)	14,536	17,031,773
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	12,858	12,164,373
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	25,708	24,185,248
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	24,515	23,215,543
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(b)	21,240	19,990,126
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	30,547	28,954,457
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	32,729	31,265,114

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)(b)	$21,995	$21,282,105
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	14,176	12,725,099
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	21,345	21,059,880
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	30,522	30,065,919
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	6,167	6,211,239
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	36,258	36,731,323
3.20%, 10/21/26 (Call 07/21/26)(a)	30,078	30,653,473
3.30%, 04/27/25(a)	8,398	8,601,033
3.40%, 05/01/26(a)	20,777	21,392,049
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)(b)	20,135	20,702,539
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(b)	22,520	23,285,689
3.70%, 01/12/26	22,774	23,803,774
3.88%, 03/26/25(a)	4,651	4,810,934
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)(b)	13,739	14,411,883
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)(b)	26,020	27,164,976
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	21,810	22,960,144
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(b)	20,291	21,400,425
4.13%, 07/25/28(a)	21,928	23,071,933
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)(b)	9,840	10,831,124
4.30%, 11/20/26(a)	9,204	9,787,881
4.40%, 06/10/25	21,495	22,559,002
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	39,146	42,332,375
4.45%, 09/29/27	35,345	37,729,625
4.60%, 03/09/26(a)	16,092	17,165,847
4.65%, 07/30/45(a)	11,103	12,626,675
4.65%, 07/23/48 (Call 06/23/48)	24,758	28,854,706
4.75%, 05/18/46	18,109	20,133,749
5.30%, 05/06/44(a)	6,016	7,124,226
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)(b)	13,220	16,007,767
5.50%, 09/13/25	13,988	15,255,034
5.88%, 01/30/42	11,414	14,661,312
6.63%, 06/15/32	11,441	14,365,403
6.68%, 09/13/43(a)	7,488	10,282,522
8.13%, 07/15/39(a)	20,063	31,186,509
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	40	39,856
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)(a)	7,792	7,893,375
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	23,639	24,395,817
4.38%, 08/04/25	9,323	9,764,392
5.25%, 05/24/41(a)	9,930	12,799,216
5.25%, 08/04/45	12,731	15,281,871
5.75%, 12/01/43(a)	12,934	16,417,117

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	$7,711	$8,005,129
Credit Suisse AG/New York NY
1.25%, 08/07/26(a)	24,706	23,232,739
2.95%, 04/09/25(a)	8,523	8,646,422
Credit Suisse Group AG
3.75%, 03/26/25(a)	12,617	12,926,026
4.55%, 04/17/26(a)	28,939	30,526,293
4.88%, 05/15/45(a)	17,389	19,048,827
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	7,512	7,254,829
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	15,637	15,041,168
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	19,531	18,652,209
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)(b)	22,023	21,142,851
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	15,282	14,364,131
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(b)	12,727	12,542,007
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)(a)	10,325	10,603,738
4.65%, 09/13/28 (Call 06/13/28)(a)	12,489	13,530,135
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	4,359	4,340,376
8.25%, 03/01/38(a)	10,511	15,824,910
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)(a)	10,707	11,205,452
3.95%, 07/28/25 (Call 06/28/25)	5,806	6,152,129
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	22,662	21,387,355
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	30,981	29,275,298
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)(b)	25,627	24,135,496
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	40,720	38,802,996
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	22,677	20,453,584
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	38,388	35,523,292
2.60%, 02/07/30 (Call 11/07/29)	19,625	18,852,733
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	35,403	33,489,146
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	31,637	31,222,422
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)(b)	32,201	30,457,309
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	14,033	12,478,993
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	42,350	41,619,742
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	27,162	25,274,735
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	15,036	14,467,496
3.50%, 04/01/25 (Call 03/01/25)	25,606	26,310,173
3.50%, 11/16/26 (Call 11/16/25)(a)	21,203	21,700,641

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)(b)	$22,194	$22,969,279
3.75%, 05/22/25 (Call 02/22/25)	20,572	21,277,906
3.75%, 02/25/26 (Call 11/25/25)	16,731	17,406,126
3.80%, 03/15/30 (Call 12/15/29)(a)	20,694	21,547,739
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	23,995	24,935,304
3.85%, 01/26/27 (Call 01/26/26)	27,376	28,510,574
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	18,171	19,075,843
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)(b)	32,181	34,134,860
4.25%, 10/21/25(a)	16,145	16,948,399
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	18,070	19,619,446
4.75%, 10/21/45 (Call 04/21/45)	16,663	19,004,705
4.80%, 07/08/44 (Call 01/08/44)(a)	18,717	21,398,229
5.15%, 05/22/45(a)	20,403	24,030,270
5.95%, 01/15/27	9,343	10,592,381
6.13%, 02/15/33(a)	11,937	14,860,910
6.25%, 02/01/41(a)	25,713	33,850,918
6.75%, 10/01/37	54,957	72,207,530
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	21,994	20,729,539
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	17,734	17,089,580
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)(b)	16,033	15,046,847
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)(b)	19,585	19,090,479
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(b)	16,523	15,408,228
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)(b)	17,112	16,463,921
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)(b)	13,449	12,338,945
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	32,999	31,126,676
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	12,756	12,180,475
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(b)	22,421	21,265,076
3.90%, 05/25/26	24,097	25,022,180
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)(b)	29,895	30,795,862
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	27,944	28,948,665
4.25%, 08/18/25(a)	13,023	13,506,442
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)(b)	24,471	25,517,791
4.30%, 03/08/26(a)	25,603	27,018,754
4.38%, 11/23/26(a)	17,171	18,027,136
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	30,854	32,806,018
4.95%, 03/31/30(a)	23,843	26,458,482
5.25%, 03/14/44(a)	12,920	14,800,202
6.10%, 01/14/42(a)	6,210	8,157,893
6.50%, 05/02/36(a)	23,464	29,564,372
6.50%, 09/15/37	24,445	31,047,812

Security	Par (000)	Value

Banks (continued)
6.80%, 06/01/38(a)	$15,373	$20,069,616
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)(a)	8,778	8,527,260
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	15,952	15,257,410
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)(b)	2,908	2,775,116
3.95%, 03/29/27(a)	18,207	19,126,504
4.05%, 04/09/29(a)	8,089	8,573,915
4.55%, 10/02/28(a)	11,190	12,170,332
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	20,506	19,181,563
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	26,207	24,660,417
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)(b)	23,629	22,292,532
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	33,657	32,129,087
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(b)	13,017	11,705,326
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	26,855	24,466,812
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	25,629	25,212,265
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	17,502	16,564,196
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	33,751	33,284,639
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	14,090	13,638,551
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)(b)	26,883	25,803,105
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	15,464	13,327,859
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)(b)	38,821	37,062,774
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	33,512	32,123,132
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	33,679	32,899,392
2.95%, 10/01/26 (Call 07/01/26)(a)	26,977	27,356,356
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	4,745	4,771,615
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	20,663	20,408,657
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	15,940	15,073,337
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	21,566	19,898,728
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(b)	20,070	18,965,943
3.20%, 06/15/26 (Call 03/15/26)(a)	18,503	18,986,326
3.30%, 04/01/26 (Call 01/01/26)(a)	23,130	23,829,979
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	30,564	29,299,014
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)(b)	21,573	22,149,476

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	$22,520	$23,276,201
3.63%, 12/01/27 (Call 12/01/26)(a)	9,379	9,699,219
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	22,576	23,485,603
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	23,566	24,601,542
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)(b)	22,228	23,359,759
3.90%, 07/15/25 (Call 04/15/25)(a)	21,425	22,380,666
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	16,313	17,021,160
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	18,999	19,864,372
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)(b)	31,868	33,675,441
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)(b)	20,382	21,466,687
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	14,603	15,531,657
4.13%, 12/15/26(a)	19,171	20,370,430
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)(b)	22,572	24,029,650
4.25%, 10/01/27(a)	14,723	15,748,670
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)(b)	17,789	19,526,421
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)(b)	22,915	24,753,450
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)(b)	26,161	28,696,658
4.85%, 02/01/44(a)	9,026	10,698,637
4.95%, 06/01/45(a)	16,700	19,605,003
5.40%, 01/06/42	12,509	15,498,004
5.50%, 10/15/40	12,073	15,039,614
5.60%, 07/15/41	15,338	19,253,064
5.63%, 08/16/43(a)	11,448	14,513,793
6.40%, 05/15/38(a)	22,587	30,269,778
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	2,525	2,609,253
KeyCorp.
2.25%, 04/06/27(a)	12,461	12,262,393
2.55%, 10/01/29(a)	3,653	3,541,513
4.10%, 04/30/28	10,880	11,668,585
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)(b)	9,842	9,335,152
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(b)	14,234	14,521,439
3.75%, 01/11/27(a)	15,936	16,530,177
4.34%, 01/09/48(a)	14,097	14,370,072
4.38%, 03/22/28	14,617	15,577,363
4.45%, 05/08/25	12,938	13,624,198
4.55%, 08/16/28(a)	11,314	12,215,159
4.58%, 12/10/25	18,028	18,940,174
4.65%, 03/24/26	17,632	18,640,859
5.30%, 12/01/45(a)	8,830	10,135,715
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25(a)	15,607	15,012,433
1.54%, 07/20/27 (Call 07/20/26)(b)	22,997	21,791,007
1.64%, 10/13/27 (Call 10/13/26)(b)	12,784	12,132,760
2.05%, 07/17/30	15,818	14,602,645
2.31%, 07/20/32 (Call 07/20/31)(b)	21,293	19,750,607

Security	Par (000)	Value

Banks (continued)
2.34%, 01/19/28 (Call 01/19/27)(b)	$9,220	$8,996,835
2.49%, 10/13/32 (Call 10/13/31)(b)	6,868	6,462,705
2.56%, 02/25/30(a)	13,868	13,320,423
2.76%, 09/13/26(a)	8,941	8,981,966
2.85%, 01/19/33 (Call 01/19/32)(b)	12,159	11,761,178
3.20%, 07/18/29	19,252	19,373,193
3.29%, 07/25/27(a)	5,865	6,007,792
3.68%, 02/22/27(a)	8,097	8,448,700
3.74%, 03/07/29	15,460	16,169,496
3.75%, 07/18/39(a)	13,096	13,596,677
3.78%, 03/02/25	1,457	1,510,331
3.85%, 03/01/26(a)	24,300	25,424,626
3.96%, 03/02/28(a)	9,905	10,457,207
4.05%, 09/11/28(a)	9,202	9,776,805
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	21,090	19,747,750
1.55%, 07/09/27 (Call 07/09/26)(b)	15,652	14,790,210
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(b)	8,732	7,937,075
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)(b)	11,901	11,025,189
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	5,004	4,937,093
2.56%, 09/13/31(a)	10,812	9,908,661
2.84%, 09/13/26(a)	5,544	5,588,138
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	8,278	8,226,155
3.17%, 09/11/27(a)	8,800	8,938,209
4.02%, 03/05/28	7,736	8,208,440
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	12,621	13,452,243
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	26,418	24,811,635
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	26,813	25,406,535
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	34,876	33,207,651
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)(b)	24,416	21,793,243
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	23,908	21,519,966
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	29,771	29,372,378
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	33,368	30,817,667
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	21,648	21,271,682
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	25,617	24,150,767
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	31,627	30,643,954
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	21,799	18,983,302
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	25,198	24,664,911
3.13%, 07/27/26(a)	29,815	30,362,633
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)(b)	20,540	19,590,105

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	$28,799	$29,801,254
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	29,286	30,260,893
3.63%, 01/20/27	29,433	30,622,299
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	26,821	27,848,867
3.88%, 01/27/26	30,316	31,690,327
3.95%, 04/23/27(a)	21,509	22,565,406
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	21,002	21,868,213
4.00%, 07/23/25	26,263	27,519,564
4.30%, 01/27/45	26,150	28,360,548
4.35%, 09/08/26	22,823	24,224,551
4.38%, 01/22/47(a)	19,224	21,336,012
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(b)	27,668	29,867,825
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)(b)	10,532	11,501,738
5.00%, 11/24/25(a)	20,301	21,824,397
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(b)	20,219	26,999,888
6.38%, 07/24/42(a)	20,105	27,477,053
7.25%, 04/01/32(a)	10,632	14,264,925
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	8,419	8,525,976
3.38%, 01/14/26(a)	1,579	1,651,984
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	14,576	13,841,224
3.07%, 05/22/28 (Call 05/22/27)(b)	6,250	6,248,352
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)(b)	12,235	13,038,308
4.80%, 04/05/26(a)	17,490	18,733,441
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)(b)	18,721	20,367,141
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	17,706	19,500,586
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	4,161	3,953,776
3.95%, 10/30/25(a)	6,332	6,690,384
PNC Bank N.A.
2.70%, 10/22/29	12,623	12,475,626
3.10%, 10/25/27 (Call 09/25/27)(a)	9,903	10,246,679
3.25%, 06/01/25 (Call 05/02/25)	7,097	7,347,538
4.05%, 07/26/28	14,124	15,075,924
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	7,972	7,588,706
2.55%, 01/22/30 (Call 10/24/29)(a)	22,303	21,868,210
2.60%, 07/23/26 (Call 05/23/26)(a)	12,732	12,898,303
3.15%, 05/19/27 (Call 04/19/27)(a)	7,667	7,930,284
3.45%, 04/23/29 (Call 01/23/29)(a)	18,372	19,254,207
Royal Bank of Canada
0.88%, 01/20/26(a)	21,522	20,335,105
1.15%, 06/10/25	13,077	12,577,180
1.15%, 07/14/26	14,889	14,089,337
1.20%, 04/27/26	26,998	25,638,985
1.40%, 11/02/26	10,499	10,002,229
2.30%, 11/03/31	15,548	14,687,409
4.65%, 01/27/26(a)	14,381	15,477,195

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	$11,590	$11,260,091
3.24%, 10/05/26 (Call 08/05/26)(a)	9,901	9,994,915
3.45%, 06/02/25 (Call 05/02/25)	7,454	7,576,550
4.40%, 07/13/27 (Call 04/14/27)	7,462	7,852,389
4.50%, 07/17/25 (Call 04/17/25)	11,171	11,713,584
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	8,458	8,066,634
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	11,071	10,454,899
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	10,719	10,372,937
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)(b)	4,321	4,430,577
State Street Corp.
2.20%, 03/03/31	8,250	7,768,114
2.40%, 01/24/30(a)	7,237	7,077,186
2.65%, 05/19/26	9,859	10,067,798
3.55%, 08/18/25	13,648	14,259,788
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	11,757	11,069,157
1.40%, 09/17/26(a)	22,330	21,088,523
1.47%, 07/08/25	19,797	19,088,267
1.90%, 09/17/28	20,884	19,546,083
2.13%, 07/08/30	18,068	16,800,020
2.14%, 09/23/30	10,968	9,975,605
2.22%, 09/17/31	10,975	10,186,980
2.63%, 07/14/26(a)	23,643	23,671,135
2.75%, 01/15/30	13,243	12,935,572
2.93%, 09/17/41(a)	8,251	7,440,427
3.01%, 10/19/26	12,982	13,132,516
3.04%, 07/16/29	24,999	24,906,264
3.35%, 10/18/27	8,630	8,884,993
3.36%, 07/12/27(a)	14,097	14,534,172
3.45%, 01/11/27	12,827	13,246,839
3.54%, 01/17/28	7,204	7,450,333
3.78%, 03/09/26(a)	13,751	14,379,749
3.94%, 07/19/28	6,317	6,688,699
Toronto-Dominion Bank (The)
0.75%, 09/11/25	14,803	13,995,406
0.75%, 01/06/26(a)	15,609	14,687,541
1.15%, 06/12/25(a)	11,569	11,136,883
1.20%, 06/03/26	20,448	19,455,818
1.25%, 09/10/26	17,073	16,167,629
1.95%, 01/12/27(a)	18,116	17,685,819
2.00%, 09/10/31(a)	5,528	5,122,422
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5,733	5,635,725
2.25%, 03/11/30 (Call 12/11/29)	12,072	11,430,964
3.30%, 05/15/26 (Call 04/15/26)	11,488	11,877,104
3.63%, 09/16/25 (Call 08/16/25)(a)	13,356	13,905,227
3.80%, 10/30/26 (Call 09/30/26)(a)	10,835	11,424,162
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	8,376	7,768,752
1.20%, 08/05/25 (Call 07/03/25)	11,872	11,436,571
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	20,454	19,537,790
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)(b)	11,179	10,579,419

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.95%, 06/05/30 (Call 03/05/30)	$3,756	$3,502,934
3.70%, 06/05/25 (Call 05/05/25)(a)	10,898	11,370,602
4.00%, 05/01/25 (Call 03/01/25)	7,867	8,251,002
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	13,598	12,138,075
1.45%, 05/12/25 (Call 04/11/25)	10,407	10,173,363
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	11,502	11,365,007
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)(b)	12,368	12,140,894
3.00%, 07/30/29 (Call 04/30/29)(a)	10,322	10,410,314
3.10%, 04/27/26 (Call 03/27/26)(a)	14,470	14,865,154
3.90%, 04/26/28 (Call 03/24/28)(a)	6,895	7,372,581
3.95%, 11/17/25 (Call 10/17/25)(a)	6,743	7,145,247
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	17,677	17,808,001
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	12,554	13,018,130
Wachovia Corp., 5.50%, 08/01/35(a)	9,027	10,668,708
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	31,100	30,680,349
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	28,247	27,589,497
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	28,340	27,229,815
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	33,183	32,641,696
3.00%, 04/22/26	30,917	31,337,570
3.00%, 10/23/26(a)	31,090	31,496,365
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)(b)	35,617	33,071,891
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	23,779	24,159,145
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	20,000	20,223,926
3.55%, 09/29/25(a)	25,525	26,408,104
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(b)	23,242	24,000,105
3.90%, 05/01/45(a)	19,702	20,486,126
4.10%, 06/03/26(a)	21,940	23,071,005
4.15%, 01/24/29 (Call 10/24/28)(a)	22,217	23,649,410
4.30%, 07/22/27	21,542	22,956,443
4.40%, 06/14/46(a)	19,887	21,337,118
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	19,262	21,030,554
4.65%, 11/04/44(a)	17,581	19,286,997
4.75%, 12/07/46	20,131	22,633,573
4.90%, 11/17/45(a)	19,967	22,640,637
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)(b)	49,941	61,383,432
5.38%, 11/02/43	20,009	24,013,469
5.61%, 01/15/44	23,952	29,345,669
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,188	14,000,091
6.60%, 01/15/38(a)	14,372	19,484,312
Westpac Banking Corp.
1.15%, 06/03/26	12,405	11,871,962
1.95%, 11/20/28	12,320	11,769,003
2.15%, 06/03/31	3,844	3,654,839
2.65%, 01/16/30	6,154	6,130,138
2.70%, 08/19/26(a)	9,253	9,409,226

Security	Par (000)	Value

Banks (continued)
2.85%, 05/13/26	$15,389	$15,772,114
2.96%, 11/16/40(a)	11,044	9,751,777
3.13%, 11/18/41(a)	10,433	9,382,608
3.35%, 03/08/27(a)	10,627	11,100,171
3.40%, 01/25/28(a)	7,428	7,749,312
4.42%, 07/24/39	8,640	9,319,422

		8,376,385,437

Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	35,133	36,693,063
4.70%, 02/01/36 (Call 08/01/35)	52,914	59,239,652
4.90%, 02/01/46 (Call 08/01/45)(a)	88,539	100,668,073
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(a)	10,015	10,159,637
4.63%, 02/01/44(a)	9,720	10,593,102
4.90%, 02/01/46 (Call 08/01/45)	13,703	15,319,354
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	16,418	17,141,108
3.75%, 07/15/42	11,365	11,202,183
4.00%, 04/13/28 (Call 01/13/28)(a)	22,173	23,596,123
4.35%, 06/01/40 (Call 12/01/39)	10,086	10,747,346
4.38%, 04/15/38 (Call 10/15/37)(a)	14,140	15,118,786
4.44%, 10/06/48 (Call 04/06/48)	17,604	18,839,551
4.50%, 06/01/50 (Call 12/01/49)(a)	22,233	24,497,536
4.60%, 04/15/48 (Call 10/15/47)(a)	25,805	28,223,189
4.60%, 06/01/60 (Call 12/01/59)	10,811	11,816,411
4.75%, 01/23/29 (Call 10/23/28)	39,450	43,827,100
4.75%, 04/15/58 (Call 10/15/57)	15,940	17,617,330
4.90%, 01/23/31 (Call 10/23/30)	8,345	9,561,942
4.95%, 01/15/42(a)	11,703	13,373,716
5.45%, 01/23/39 (Call 07/23/38)	20,425	24,329,124
5.55%, 01/23/49 (Call 07/23/48)(a)	38,678	47,872,898
5.80%, 01/23/59 (Call 07/23/58)	19,718	25,347,095
8.20%, 01/15/39(a)	12,271	18,660,491
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	12,330	11,384,649
1.38%, 03/15/31(a)	12,275	11,014,118
1.45%, 06/01/27(a)	14,663	14,080,567
1.50%, 03/05/28(a)	6,834	6,514,487
1.65%, 06/01/30(a)	15,655	14,513,693
2.00%, 03/05/31	4,871	4,612,496
2.13%, 09/06/29(a)	11,162	10,875,105
2.25%, 01/05/32(a)	17,904	17,253,942
2.50%, 06/01/40(a)	10,469	9,459,346
2.50%, 03/15/51(a)	16,081	13,756,696
2.60%, 06/01/50	13,364	11,725,417
2.75%, 06/01/60(a)	10,243	8,883,630
2.88%, 05/05/41(a)	9,985	9,460,781
3.00%, 03/05/51	16,520	15,758,550
3.38%, 03/25/27(a)	12,591	13,243,100
3.45%, 03/25/30(a)	13,602	14,380,229
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	13,642	12,527,406
3.15%, 08/01/29 (Call 05/01/29)	7,977	7,980,013
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,153	4,994,252
2.00%, 04/29/30 (Call 01/29/30)	9,989	9,440,235
2.13%, 04/29/32 (Call 01/29/32)(a)	6,976	6,564,973
2.38%, 10/24/29 (Call 07/24/29)(a)	11,473	11,219,658

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

,Security	Par (000)	Value

Beverages (continued)
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	$12,087	$12,224,565
3.80%, 05/01/50 (Call 11/01/49)(a)	7,569	7,429,670
4.42%, 05/25/25 (Call 03/25/25)(a)	3,156	3,342,459
4.60%, 05/25/28 (Call 02/25/28)(a)	19,241	20,997,428
5.09%, 05/25/48 (Call 11/25/47)(a)	7,245	8,483,309
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	28,320	28,826,110
4.20%, 07/15/46 (Call 01/15/46)(a)	18,802	18,744,381
5.00%, 05/01/42	10,145	11,078,273
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	6,706	6,095,997
1.63%, 05/01/30 (Call 02/01/30)	10,755	10,029,130
1.95%, 10/21/31 (Call 07/21/31)(a)	16,358	15,505,845
2.25%, 03/19/25 (Call 02/19/25)	9,339	9,445,677
2.38%, 10/06/26 (Call 07/06/26)(a)	11,047	11,192,992
2.63%, 07/29/29 (Call 04/29/29)(a)	7,729	7,798,914
2.63%, 10/21/41 (Call 04/21/41)(a)	8,978	8,314,168
2.75%, 04/30/25 (Call 01/30/25)(a)	9,362	9,561,472
2.75%, 03/19/30 (Call 12/19/29)	16,950	17,148,379
2.75%, 10/21/51 (Call 04/21/51)(a)	11,625	10,685,463
2.85%, 02/24/26 (Call 11/24/25)(a)	5,507	5,667,844
2.88%, 10/15/49 (Call 04/15/49)(a)	11,303	10,665,374
3.00%, 10/15/27 (Call 07/15/27)(a)	12,995	13,481,645
3.45%, 10/06/46 (Call 04/06/46)(a)	11,638	11,977,541
3.63%, 03/19/50 (Call 09/19/49)	9,305	9,940,266
4.45%, 04/14/46 (Call 10/14/45)(a)	702	831,768

		1,103,556,823

Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)(a)	12,531	11,717,771
2.00%, 01/15/32 (Call 10/15/31)(a)	12,363	11,282,295
2.20%, 02/21/27 (Call 12/21/26)	16,529	16,268,958
2.30%, 02/25/31 (Call 11/25/30)(a)	11,939	11,285,563
2.45%, 02/21/30 (Call 11/21/29)(a)	12,243	11,825,923
2.60%, 08/19/26 (Call 05/19/26)(a)	13,052	13,160,838
2.77%, 09/01/53 (Call 03/01/53)(a)	10,465	8,500,879
2.80%, 08/15/41 (Call 02/15/41)	10,620	9,330,134
3.00%, 02/22/29 (Call 12/22/28)	87	87,942
3.00%, 01/15/52 (Call 07/15/51)(a)	15,932	13,631,609
3.13%, 05/01/25 (Call 02/01/25)	8,263	8,447,667
3.15%, 02/21/40 (Call 08/21/39)	19,580	18,230,844
3.20%, 11/02/27 (Call 08/02/27)(a)	9,958	10,251,253
3.35%, 02/22/32 (Call 11/22/31)(a)	9,337	9,516,060
3.38%, 02/21/50 (Call 08/21/49)(a)	22,489	20,630,419
4.20%, 02/22/52 (Call 08/22/51)	11,302	11,865,461
4.40%, 05/01/45 (Call 11/01/44)(a)	23,723	25,264,651
4.40%, 02/22/62 (Call 08/22/61)	10,796	11,348,784
4.56%, 06/15/48 (Call 12/15/47)(a)	13,351	14,632,390
4.66%, 06/15/51 (Call 12/15/50)(a)	33,753	37,959,508
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	1,063	1,109,933
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	15,914	14,556,421
3.15%, 05/01/50 (Call 11/01/49)	15,840	13,072,164
4.05%, 09/15/25 (Call 06/15/25)(a)	14,943	15,614,864
5.20%, 09/15/45 (Call 03/15/45)(a)	11,455	12,876,864
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	6,150	5,712,327
1.65%, 10/01/30 (Call 07/01/30)(a)	11,514	10,461,556
2.60%, 10/01/40 (Call 04/01/40)	10,889	9,395,603

,Security	Par (000)	Value

Biotechnology (continued)
2.80%, 10/01/50 (Call 04/01/50)(a)	$14,413	$12,127,117
2.95%, 03/01/27 (Call 12/01/26)(a)	12,272	12,519,558
3.65%, 03/01/26 (Call 12/01/25)(a)	24,681	25,756,716
4.00%, 09/01/36 (Call 03/01/36)(a)	5,617	5,989,249
4.15%, 03/01/47 (Call 09/01/46)	18,661	19,588,758
4.50%, 02/01/45 (Call 08/01/44)(a)	17,566	19,197,087
4.60%, 09/01/35 (Call 03/01/35)(a)	9,424	10,663,221
4.75%, 03/01/46 (Call 09/01/45)(a)	22,167	25,105,052
4.80%, 04/01/44 (Call 10/01/43)(a)	15,935	18,049,978
5.65%, 12/01/41 (Call 06/01/41)(a)	10,959	13,699,457
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)(a)	14,995	13,407,072
2.80%, 09/15/50 (Call 03/15/50)	4,930	4,075,154
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	11,920	11,303,931
1.75%, 09/02/27 (Call 07/02/27)	9,164	8,599,800
2.20%, 09/02/30 (Call 06/02/30)	6,945	6,296,412
3.30%, 09/02/40 (Call 03/02/40)(a)	10,964	9,662,374
3.55%, 09/02/50 (Call 03/02/50)(a)	11,606	10,052,863

		584,132,480

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	10,054	9,988,094
2.70%, 02/15/31 (Call 11/15/30)(a)	6,660	6,431,876
2.72%, 02/15/30 (Call 11/15/29)(a)	19,466	18,922,792
3.38%, 04/05/40 (Call 10/05/39)	13,144	12,382,799
3.58%, 04/05/50 (Call 10/05/49)(a)	20,868	19,795,568
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	9,364	8,789,145
3.20%, 07/15/51 (Call 01/15/51)(a)	9,227	8,232,429

		84,542,703

Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	10,180	9,726,207
2.70%, 05/15/40 (Call 11/15/39)	8,537	7,840,779
2.80%, 05/15/50 (Call 11/15/49)(a)	8,936	8,018,365
CF Industries Inc.
4.95%, 06/01/43	6,172	6,724,685
5.15%, 03/15/34(a)	8,251	9,272,820
5.38%, 03/15/44	9,341	10,587,697
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	5,067	4,725,464
3.60%, 11/15/50 (Call 05/15/50)(a)	11,566	11,046,982
3.63%, 05/15/26 (Call 03/15/26)	6,887	7,200,024
4.38%, 11/15/42 (Call 05/15/42)	12,725	13,577,759
4.80%, 05/15/49 (Call 11/15/48)	6,660	7,574,576
5.25%, 11/15/41 (Call 05/15/41)(a)	8,121	9,630,258
5.55%, 11/30/48 (Call 05/30/48)	8,219	10,358,840
7.38%, 11/01/29(a)	7,183	9,267,638
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)(a)	17,966	19,138,939
4.73%, 11/15/28 (Call 08/15/28)(a)	20,897	23,087,242
5.32%, 11/15/38 (Call 05/15/38)	16,916	20,134,584
5.42%, 11/15/48 (Call 05/15/48)	19,894	24,961,252
Eastman Chemical Co., 4.65%, 10/15/44
(Call 04/15/44)(a)	7,294	7,946,773
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	6,498	6,609,230
2.70%, 12/15/51 (Call 06/15/51)(a)	6,861	5,984,512

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.80%, 03/24/30 (Call 12/24/29)(a)	$3,670	$4,210,691
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)	4,858	5,554,981
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10,387	11,415,625
5.25%, 07/15/43(a)	8,334	9,627,015
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	8,352	7,797,433
3.63%, 04/01/51 (Call 10/01/50)(a)	11,094	10,479,863
4.20%, 10/15/49 (Call 04/15/49)(a)	9,046	9,179,835
4.20%, 05/01/50 (Call 11/01/49)	10,406	10,547,821
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	9,656	10,228,689
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	7,983	8,605,890
5.00%, 04/01/49 (Call 10/01/48)	7,221	8,629,707
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	10,867	10,913,865
3.45%, 06/01/27 (Call 03/01/27)(a)	14,760	15,336,193
4.50%, 06/01/47 (Call 12/01/46)	12,898	14,134,794
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	5,316	5,539,060

		375,616,088

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	10,135	9,106,092
1.70%, 05/15/28 (Call 03/15/28)	11,733	11,290,008
3.38%, 09/15/25 (Call 06/15/25)	6,450	6,724,351
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	11,448	10,503,282
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	12,812	12,103,728
2.15%, 01/15/27 (Call 12/15/26)	8,846	8,528,794
2.90%, 05/15/30 (Call 02/15/30)(a)	9,844	9,468,664
2.90%, 11/15/31 (Call 08/15/31)	8,253	7,850,074
3.20%, 08/15/29 (Call 05/15/29)(a)	15,851	15,662,546
4.15%, 08/15/49 (Call 02/15/49)(a)	6,451	6,355,333
4.80%, 04/01/26 (Call 01/01/26)(a)	4,700	5,041,090
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	6,713	7,299,125
4.75%, 08/01/28 (Call 05/01/28)	7,684	8,524,804
Massachusetts Institute of Technology, 5.60%, 07/01/2111	4,599	6,837,839
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	5,007	4,902,786
2.30%, 06/01/30 (Call 03/01/30)	10,082	9,608,112
2.65%, 10/01/26 (Call 08/01/26)(a)	12,701	12,844,384
2.85%, 10/01/29 (Call 07/01/29)(a)	15,918	15,859,107
3.25%, 06/01/50 (Call 12/01/49)(a)	9,823	9,162,171
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	13,140	12,591,662
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	8,463	8,455,497
4.00%, 03/18/29 (Call 12/18/28)(a)	10,169	10,818,523
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	2,573	2,679,473

		212,217,445

Computers — 3.2%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,580	13,875,191
0.70%, 02/08/26 (Call 01/08/26)(a)	24,779	23,661,348

Security	Par (000)	Value

Computers (continued)
1.13%, 05/11/25 (Call 04/11/25)	$18,404	$17,969,546
1.25%, 08/20/30 (Call 05/20/30)	12,713	11,448,794
1.40%, 08/05/28 (Call 06/05/28)	24,027	22,677,151
1.65%, 05/11/30 (Call 02/11/30)	16,588	15,487,753
1.65%, 02/08/31 (Call 11/08/30)	29,041	26,935,211
1.70%, 08/05/31 (Call 05/05/31)(a)	10,013	9,280,475
2.05%, 09/11/26 (Call 07/11/26)	20,487	20,432,953
2.20%, 09/11/29 (Call 06/11/29)(a)	15,773	15,465,748
2.38%, 02/08/41 (Call 08/08/40)	16,063	14,290,087
2.40%, 08/20/50 (Call 02/20/50)(a)	12,271	10,372,509
2.45%, 08/04/26 (Call 05/04/26)(a)	23,931	24,272,218
2.55%, 08/20/60 (Call 02/20/60)	16,906	14,059,315
2.65%, 05/11/50 (Call 11/11/49)	23,462	20,898,591
2.65%, 02/08/51 (Call 08/08/50)	31,801	28,218,951
2.70%, 08/05/51 (Call 02/05/51)	18,374	16,422,733
2.80%, 02/08/61 (Call 08/08/60)	18,672	16,421,165
2.85%, 08/05/61 (Call 02/05/61)	11,801	10,484,639
2.90%, 09/12/27 (Call 06/12/27)	18,934	19,524,648
2.95%, 09/11/49 (Call 03/11/49)	15,065	14,113,279
3.00%, 06/20/27 (Call 03/20/27)(a)	10,892	11,297,852
3.00%, 11/13/27 (Call 08/13/27)(a)	15,250	15,830,943
3.20%, 05/13/25(a)	15,379	15,926,694
3.20%, 05/11/27 (Call 02/11/27)(a)	19,003	19,879,004
3.25%, 02/23/26 (Call 11/23/25)	32,826	34,232,995
3.35%, 02/09/27 (Call 11/09/26)(a)	21,331	22,450,387
3.45%, 02/09/45(a)	19,580	19,932,804
3.75%, 09/12/47 (Call 03/12/47)	10,617	11,341,058
3.75%, 11/13/47 (Call 05/13/47)	11,275	12,110,153
3.85%, 05/04/43	30,297	32,642,024
3.85%, 08/04/46 (Call 02/04/46)	20,298	21,944,344
4.25%, 02/09/47 (Call 08/09/46)(a)	11,208	12,875,143
4.38%, 05/13/45(a)	19,029	21,919,891
4.45%, 05/06/44(a)	8,905	10,419,930
4.50%, 02/23/36 (Call 08/23/35)(a)	7,303	8,547,559
4.65%, 02/23/46 (Call 08/23/45)(a)	35,412	42,769,700
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)(c)	10,747	9,521,869
3.45%, 12/15/51 (Call 06/15/51)(c)	13,315	11,208,434
4.90%, 10/01/26 (Call 08/01/26)	20,072	21,741,926
5.30%, 10/01/29 (Call 07/01/29)(a)	14,598	16,308,735
5.85%, 07/15/25 (Call 06/15/25)	4,597	5,061,395
6.02%, 06/15/26 (Call 03/15/26)	44,197	49,401,745
6.20%, 07/15/30 (Call 04/15/30)(a)	9,270	10,950,783
8.35%, 07/15/46 (Call 01/15/46)(a)	8,140	12,355,428
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	11,418	11,017,399
4.90%, 10/15/25 (Call 07/15/25)(a)	22,285	23,953,843
6.20%, 10/15/35 (Call 04/15/35)(a)	4,718	5,635,750
6.35%, 10/15/45 (Call 04/15/45)(a)	16,920	20,196,917
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	15,392	14,583,685
2.20%, 06/17/25 (Call 05/17/25)	8,629	8,570,900
2.65%, 06/17/31 (Call 03/17/31)	15,250	14,308,483
3.00%, 06/17/27 (Call 04/17/27)(a)	13,094	13,204,454
3.40%, 06/17/30 (Call 03/17/30)(a)	2,853	2,881,386
6.00%, 09/15/41	11,348	13,614,251
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	12,427	11,967,923
1.95%, 05/15/30 (Call 02/15/30)(a)	15,846	14,875,959
2.95%, 05/15/50 (Call 11/15/49)	6,597	5,916,150

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.30%, 05/15/26	$28,107	$29,211,895
3.45%, 02/19/26(a)	14,455	15,122,042
3.50%, 05/15/29	30,106	31,487,342
4.00%, 06/20/42(a)	13,554	14,288,071
4.15%, 05/15/39	15,080	16,113,797
4.25%, 05/15/49(a)	29,067	31,929,934
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	11,255	10,245,810
4.38%, 05/15/30 (Call 02/15/30)	7,539	8,001,966
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	6,106	5,981,768
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	15,439	16,044,209

		1,156,137,035

Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
0.55%, 10/29/25	8,885	8,450,173
1.00%, 04/23/26(a)	9,299	8,932,987
1.20%, 10/29/30(a)	13,649	12,342,373
1.90%, 02/01/27	1,584	1,580,371
1.95%, 04/23/31(a)	6,500	6,247,461
2.30%, 02/01/32	8,247	8,184,802
2.45%, 11/03/26	10,938	11,124,642
2.85%, 08/11/27(a)	7,514	7,781,534
3.00%, 03/25/30(a)	15,901	16,539,406
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	9,014	8,247,242
2.13%, 09/06/29 (Call 06/06/29)(a)	7,753	7,480,063
2.90%, 05/05/27 (Call 02/05/27)(a)	9,658	9,872,115
3.50%, 03/22/28 (Call 12/22/27)(a)	13,041	13,739,001
5.90%, 11/15/32	9,756	12,422,139

		132,944,309

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	12,088	11,450,954
2.45%, 10/29/26 (Call 09/29/26)(a)	32,686	31,460,112
3.00%, 10/29/28 (Call 08/29/28)(a)	36,167	34,880,279
3.30%, 01/30/32 (Call 10/30/31)(a)	36,463	34,568,266
3.40%, 10/29/33 (Call 07/29/33)(a)	17,259	16,288,211
3.65%, 07/21/27 (Call 04/21/27)	11,607	11,790,273
3.85%, 10/29/41 (Call 04/29/41)	14,127	13,081,996
6.50%, 07/15/25 (Call 06/15/25)	11,199	12,338,353
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20,597	19,569,624
2.20%, 01/15/27 (Call 12/15/26)(a)	5,272	5,053,077
2.30%, 02/01/25 (Call 01/01/25)(a)	3,039	3,002,664
2.88%, 01/15/26 (Call 12/15/25)(a)	15,898	15,831,494
2.88%, 01/15/32 (Call 10/15/31)(a)	2,881	2,686,718
3.13%, 12/01/30 (Call 09/01/30)	10,603	10,195,658
3.38%, 07/01/25 (Call 06/01/25)	6,430	6,501,224
3.75%, 06/01/26 (Call 04/01/26)(a)	9,706	9,940,303
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	15,534	14,580,775
5.80%, 05/01/25 (Call 04/01/25)(a)	879	951,155
8.00%, 11/01/31	18,810	24,744,555
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	16,949	16,374,493
3.13%, 05/20/26 (Call 04/20/26)(a)	17,118	17,566,466
4.05%, 12/03/42(a)	9,028	9,883,179

Security	Par (000)	Value

Diversified Financial Services (continued)
4.20%, 11/06/25 (Call 10/06/25)(a)	$6,502	$6,911,256
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)(a)	8,292	7,537,529
3.90%, 01/25/28 (Call 10/25/27)	11,469	12,040,669
4.35%, 04/15/30 (Call 01/15/30)	5,200	5,592,647
4.70%, 09/20/47 (Call 03/20/47)(a)	7,976	8,700,038
4.85%, 03/29/29 (Call 12/29/28)	10,821	11,891,607
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)	17,167	17,783,283
3.75%, 07/28/26 (Call 06/28/26)(a)	15,861	16,381,512
3.75%, 03/09/27 (Call 02/09/27)(a)	16,819	17,562,072
3.80%, 01/31/28 (Call 12/31/27)	14,680	15,289,904
4.20%, 10/29/25 (Call 09/29/25)(a)	12,089	12,673,614
4.25%, 04/30/25 (Call 03/31/25)	6,931	7,292,262
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	19,028	18,024,484
1.15%, 05/13/26 (Call 04/13/26)(a)	12,582	12,068,905
1.65%, 03/11/31 (Call 12/11/30)	1,561	1,417,704
1.95%, 12/01/31 (Call 09/01/31)	10,797	9,965,524
2.00%, 03/20/28 (Call 01/20/28)(a)	16,542	16,036,121
2.30%, 05/13/31 (Call 02/13/31)(a)	7,832	7,486,349
3.85%, 05/21/25 (Call 03/21/25)	7,031	7,383,366
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	2,827	2,899,976
5.30%, 09/15/43 (Call 03/15/43)	7,389	9,410,847
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	11,843	12,400,208
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	16,996	15,155,928
2.10%, 06/15/30 (Call 03/15/30)	10,952	10,330,486
2.65%, 09/15/40 (Call 03/15/40)(a)	15,107	13,359,552
3.00%, 06/15/50 (Call 12/15/49)	10,797	9,621,397
3.00%, 09/15/60 (Call 03/15/60)	12,515	10,689,054
3.75%, 12/01/25 (Call 09/01/25)(a)	16,999	17,817,774
4.25%, 09/21/48 (Call 03/21/48)	12,157	13,449,999
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)(a)	9,659	8,988,579
4.15%, 01/23/30	10,126	10,656,096
4.85%, 01/15/27(a)	6,345	6,900,257
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	3,689	3,693,047
2.00%, 11/18/31 (Call 08/18/31)	15,274	14,451,376
2.95%, 11/21/26 (Call 08/21/26)(a)	7,955	8,239,578
2.95%, 06/01/29 (Call 03/01/29)(a)	8,768	9,000,105
3.30%, 03/26/27 (Call 01/26/27)	12,413	13,028,039
3.35%, 03/26/30 (Call 12/26/29)(a)	10,364	10,876,927
3.65%, 06/01/49 (Call 12/01/48)	8,677	9,184,964
3.85%, 03/26/50 (Call 09/26/49)(a)	14,276	15,499,520
Nomura Holdings Inc.
1.65%, 07/14/26	16,714	15,864,310
1.85%, 07/16/25(a)	10,922	10,626,416
2.17%, 07/14/28(a)	16,865	15,824,942
2.33%, 01/22/27(a)	11,271	10,888,187
2.61%, 07/14/31	6,568	6,132,728
2.68%, 07/16/30(a)	9,066	8,569,606
3.00%, 01/22/32	6,821	6,562,967
3.10%, 01/16/30(a)	14,784	14,506,898

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	$10,515	$10,419,373
4.95%, 07/15/46(a)	4,261	4,882,626
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	6,169	5,721,907
3.95%, 12/01/27 (Call 09/01/27)	12,270	12,630,926
4.50%, 07/23/25 (Call 04/23/25)	4,947	5,179,980
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	6,678	5,912,070
1.90%, 04/15/27 (Call 02/15/27)(a)	16,491	16,247,570
2.00%, 08/15/50 (Call 02/15/50)(a)	18,872	15,029,827
2.05%, 04/15/30 (Call 01/15/30)	16,912	16,317,756
2.70%, 04/15/40 (Call 10/15/39)	11,659	10,925,686
2.75%, 09/15/27 (Call 06/15/27)(a)	7,674	7,875,543
3.15%, 12/14/25 (Call 09/14/25)(a)	36,102	37,354,407
3.65%, 09/15/47 (Call 03/15/47)	11,594	12,356,886
4.15%, 12/14/35 (Call 06/14/35)(a)	11,829	13,234,754
4.30%, 12/14/45 (Call 06/14/45)	32,923	38,156,246

		1,061,653,995

Electric — 2.9%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	8,916	8,469,178
2.45%, 01/15/31 (Call 10/15/30)(a)	7,905	7,299,768
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	4,827	4,940,911
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)(a)	5,386	5,505,647
3.80%, 06/01/29 (Call 03/01/29)	4,600	4,803,560
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	14,772	12,510,976
3.70%, 07/15/30 (Call 04/15/30)	10,696	11,301,460
3.80%, 07/15/48 (Call 01/15/48)(a)	8,205	8,233,873
4.05%, 04/15/25 (Call 03/15/25)(a)	8,628	9,108,216
4.25%, 10/15/50 (Call 04/15/50)(a)	8,515	9,153,613
4.45%, 01/15/49 (Call 07/15/48)	9,803	10,712,957
4.50%, 02/01/45 (Call 08/01/44)	7,751	8,444,644
5.15%, 11/15/43 (Call 05/15/43)	6,260	7,275,311
6.13%, 04/01/36	16,372	20,786,078
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	4,941	5,277,664
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	6,966	7,458,068
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	8,086	7,698,117
3.60%, 06/15/61 (Call 12/15/60)(a)	5,486	5,128,575
4.45%, 03/15/44 (Call 09/15/43)	8,081	8,677,327
4.63%, 12/01/54 (Call 06/01/54)	7,689	8,575,862
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	9,873	10,128,848
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	980	1,000,803
5.60%, 06/15/42 (Call 12/15/41)	6,336	7,014,508
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	8,251	8,602,003
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	9,734	8,995,266
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	13,534	13,719,344
DTE Energy Co., Series F, 1.05%, 06/01/25
(Call 05/01/25)	2,060	1,967,962
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	8,357	7,817,139
5.30%, 02/15/40	8,185	9,914,225

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	$7,748	$7,309,094
2.55%, 06/15/31 (Call 03/15/31)	8,336	7,803,675
2.65%, 09/01/26 (Call 06/01/26)(a)	14,531	14,586,620
3.15%, 08/15/27 (Call 05/15/27)(a)	8,103	8,266,741
3.30%, 06/15/41 (Call 12/15/40)	8,177	7,552,976
3.50%, 06/15/51 (Call 12/15/50)	6,582	6,033,619
3.75%, 09/01/46 (Call 03/01/46)	15,487	14,780,416
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	8,982	12,037,164
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	11,446	11,797,848
4.75%, 06/15/46 (Call 12/15/45)(a)	12,698	13,523,516
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	4,790	4,531,598
2.95%, 09/01/26 (Call 06/01/26)(a)	9,245	9,361,737
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	6,574	7,151,989
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	5,510	5,447,302
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	9,177	9,462,717
3.95%, 06/15/25 (Call 03/15/25)	6,478	6,747,257
4.05%, 04/15/30 (Call 01/15/30)	11,012	11,688,182
4.45%, 04/15/46 (Call 10/15/45)	8,749	9,429,165
4.70%, 04/15/50 (Call 10/15/49)(a)	8,413	9,484,103
Exelon Generation Co. LLC, 6.25%, 10/01/39(a)	11,788	13,715,735
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	4,019	3,901,765
2.85%, 04/01/25 (Call 03/01/25)(a)	6,581	6,720,411
2.88%, 12/04/51 (Call 06/04/51)	14,796	13,444,251
3.15%, 10/01/49 (Call 04/01/49)(a)	6,717	6,395,537
3.95%, 03/01/48 (Call 09/01/47)	10,822	11,676,221
Georgia Power Co.
4.30%, 03/15/42(a)	9,894	10,319,148
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	7,307	6,490,577
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	4,183	4,452,086
4.25%, 07/15/49 (Call 01/15/49)	8,715	9,665,067
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	28,190	27,267,175
1.90%, 06/15/28 (Call 04/15/28)	16,331	15,494,885
2.25%, 06/01/30 (Call 03/01/30)(a)	16,034	14,861,608
2.44%, 01/15/32 (Call 10/15/31)	14,820	13,859,713
2.75%, 11/01/29 (Call 08/01/29)(a)	7,725	7,577,873
3.55%, 05/01/27 (Call 02/01/27)(a)	12,641	13,131,172
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	8,347	7,724,633
2.50%, 02/01/31 (Call 11/01/30)	23,959	21,310,543
3.00%, 06/15/28 (Call 04/15/28)(a)	7,532	7,249,338
3.15%, 01/01/26(a)	18,722	18,631,273
3.25%, 06/01/31 (Call 03/01/31)(a)	7,051	6,647,619
3.30%, 12/01/27 (Call 09/01/27)(a)	8,497	8,343,486
3.30%, 08/01/40 (Call 02/01/40)(a)	11,729	9,869,878
3.45%, 07/01/25	7,615	7,661,724
3.50%, 08/01/50 (Call 02/01/50)(a)	19,612	16,146,803
3.75%, 07/01/28(a)	8,546	8,470,469
3.95%, 12/01/47 (Call 06/01/47)	10,902	9,443,240
4.50%, 07/01/40 (Call 01/01/40)	17,743	16,768,825
4.55%, 07/01/30 (Call 01/01/30)	34,039	34,925,189
4.95%, 07/01/50 (Call 01/01/50)(a)	27,409	27,107,526
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)(a)	9,220	8,120,927

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	$7,513	$6,934,853
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	4,080	3,864,005
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	3,603	3,274,723
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	7,255	6,499,390
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	6,960	7,095,663
3.40%, 02/01/28 (Call 11/01/27)(a)	10,738	11,051,046
3.80%, 02/01/38 (Call 08/01/37)(a)	9,675	9,786,697
4.00%, 02/01/48 (Call 08/01/47)(a)	3,537	3,540,578
6.00%, 10/15/39	9,044	11,481,599
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	12,533	11,868,161
4.00%, 04/01/47 (Call 10/01/46)	18,793	18,607,273
4.65%, 10/01/43 (Call 04/01/43)(a)	3,711	3,947,261
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	8,281	6,967,020
Series C, 4.13%, 03/01/48 (Call 09/01/47)	12,857	12,933,619
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	5,006	5,189,349
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)(a)	21,325	21,866,934
4.40%, 07/01/46 (Call 01/01/46)	19,961	20,997,158
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	9,132	9,390,773
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	11,425	10,953,719
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	9,965	8,089,095
2.95%, 11/15/51 (Call 05/15/51)(a)	6,887	6,208,062
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	8,355	8,558,647
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	7,328	7,663,503

		1,021,681,447

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(a)	10,302	9,706,980
2.00%, 12/21/28 (Call 10/21/28)(a)	8,214	7,927,494
2.20%, 12/21/31 (Call 09/21/31)(a)	7,570	7,199,275
2.80%, 12/21/51 (Call 06/21/51)	10,433	9,082,773

		33,916,522

Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	8,474	7,920,394
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	7,544	6,957,766
2.80%, 02/15/30 (Call 11/15/29)	7,995	7,833,002
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(a)	12,777	12,079,580
1.35%, 06/01/25 (Call 05/01/25)(a)	12,366	12,073,014
1.75%, 09/01/31 (Call 06/01/31)(a)	14,923	13,753,952
1.95%, 06/01/30 (Call 03/01/30)(a)	8,044	7,576,363
2.50%, 11/01/26 (Call 08/01/26)(a)	10,232	10,361,444
2.70%, 08/15/29 (Call 05/15/29)(a)	7,956	8,009,768
2.80%, 06/01/50 (Call 12/01/49)(a)	6,841	6,488,877

		93,054,160

Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	6,642	5,914,840
3.95%, 05/15/28 (Call 02/15/28)(a)	11,782	12,537,364
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	8,556	7,395,314

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	$14,108	$12,605,593
3.15%, 11/15/27 (Call 08/15/27)(a)	7,072	7,273,073

		45,726,184

Food — 1.0%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	6,095	6,354,969
4.15%, 03/15/28 (Call 12/15/27)	10,374	11,083,680
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	11,685	10,725,833
4.60%, 11/01/25 (Call 09/01/25)(a)	8,762	9,320,728
4.85%, 11/01/28 (Call 08/01/28)(a)	10,629	11,677,101
5.30%, 11/01/38 (Call 05/01/38)(a)	12,029	13,852,108
5.40%, 11/01/48 (Call 05/01/48)(a)	10,664	12,892,393
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)(a)	9,055	9,051,082
3.20%, 02/10/27 (Call 11/10/26)(a)	6,142	6,314,422
4.00%, 04/17/25 (Call 02/17/25)(a)	6,879	7,199,098
4.20%, 04/17/28 (Call 01/17/28)	13,217	14,221,286
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	8,642	8,221,408
1.80%, 06/11/30 (Call 03/11/30)(a)	12,697	11,851,009
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	3,659	3,348,798
3.50%, 03/15/25	7,711	7,986,768
Kellogg Co., 3.25%, 04/01/26	8,013	8,220,851
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	10,395	10,479,187
3.95%, 01/15/50 (Call 07/15/49)(a)	6,763	6,936,006
4.45%, 02/01/47 (Call 08/01/46)	11,015	11,966,621
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	7,617	7,903,024
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)(a)	6,376	6,205,091
2.63%, 09/04/50 (Call 03/04/50)	10,516	8,812,807
2.75%, 04/13/30 (Call 01/13/30)	13,865	13,673,832
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	8,819	7,696,577
3.25%, 07/15/27 (Call 04/15/27)(a)	5,022	5,168,897
3.30%, 07/15/26 (Call 04/15/26)	8,666	8,926,760
3.75%, 10/01/25 (Call 07/01/25)	6,205	6,450,243
5.95%, 04/01/30 (Call 01/01/30)(a)	10,737	12,819,859
6.60%, 04/01/50 (Call 10/01/49)(a)	13,502	18,794,997
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15,385	15,981,418
4.00%, 03/01/26 (Call 01/01/26)(a)	9,279	9,718,373
4.35%, 03/01/29 (Call 12/01/28)(a)	11,364	12,308,451
4.55%, 06/02/47 (Call 12/02/46)(a)	7,205	7,991,139
5.10%, 09/28/48 (Call 03/28/48)(a)	13,973	16,763,541

		340,918,357

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,664	8,010,187
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	10,379	9,801,097
1.70%, 02/15/31 (Call 11/15/30)(a)	7,507	6,581,701
2.95%, 09/01/29 (Call 06/01/29)	7,045	6,920,877
3.49%, 05/15/27 (Call 02/15/27)	11,009	11,345,806
3.60%, 05/01/30 (Call 02/01/30)	8,867	9,078,752
3.95%, 03/30/48 (Call 09/30/47)(a)	7,237	7,086,338

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
4.38%, 05/15/47 (Call 11/15/46)	$10,313	$10,792,836
4.80%, 02/15/44 (Call 08/15/43)	6,645	7,206,283

		76,823,877

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	9,633	9,269,643
2.75%, 11/15/50 (Call 05/15/50)(a)	5,861	5,037,152

		14,306,795

Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	5,585	5,721,214
3.75%, 11/30/26 (Call 08/30/26)(a)	17,985	19,178,965
4.75%, 11/30/36 (Call 05/30/36)	17,791	21,160,864
4.90%, 11/30/46 (Call 05/30/46)(a)	29,847	36,847,220
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)(c)	20,596	19,957,061
2.27%, 12/01/28 (Call 10/01/28)(c)	15,685	15,061,880
2.54%, 02/01/32 (Call 11/01/31)(a)(c)	4,961	4,755,184
2.60%, 08/15/26 (Call 05/15/26)	803	808,599
3.13%, 12/01/51 (Call 06/01/51)(a)(c)	9,184	8,243,226
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	11,532	11,176,316
3.75%, 03/01/26 (Call 01/01/26)(a)	7,229	7,535,724
4.00%, 03/01/29 (Call 12/01/28)	8,440	8,961,825
4.55%, 03/01/39 (Call 09/01/38)(a)	6,237	6,860,446
4.70%, 03/01/49 (Call 09/01/48)	11,624	13,212,928
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	8,607	7,349,267
2.80%, 12/10/51 (Call 06/10/51)	11,430	10,117,301
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)(a)	11,631	11,461,558
3.25%, 11/15/39 (Call 05/15/39)(a)	9,009	8,832,305
3.40%, 11/15/49 (Call 05/15/49)(a)	9,143	8,958,305
Medtronic Inc.
3.50%, 03/15/25(a)	11,895	12,390,314
4.38%, 03/15/35(a)	20,179	23,040,937
4.63%, 03/15/45(a)	16,950	19,852,516
PerkinElmer Inc.
2.55%, 03/15/31 (Call 12/15/30)(a)	4,500	4,290,554
3.30%, 09/15/29 (Call 06/15/29)	8,294	8,317,354
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	12,805	11,855,805
3.38%, 11/01/25 (Call 08/01/25)	6,066	6,256,285
3.50%, 03/15/26 (Call 12/15/25)	11,509	11,948,990
4.63%, 03/15/46 (Call 09/15/45)(a)	7,567	8,680,990
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	13,430	12,451,411
2.60%, 10/01/29 (Call 07/01/29)	10,078	9,953,934
2.80%, 10/15/41 (Call 04/15/41)	13,632	12,531,598
4.10%, 08/15/47 (Call 02/15/47)(a)	7,807	8,683,401
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	12,024	11,339,816

		387,794,093

Health Care - Services — 2.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	11,574	11,593,920
6.63%, 06/15/36(a)	9,712	12,930,485
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	8,211	7,925,553

Security	Par (000)	Value

Health Care - Services (continued)
2.25%, 05/15/30 (Call 02/15/30)	$11,494	$10,876,807
2.55%, 03/15/31 (Call 12/15/30)(a)	8,847	8,525,833
2.88%, 09/15/29 (Call 06/15/29)	5,697	5,684,661
3.13%, 05/15/50 (Call 11/15/49)(a)	10,568	9,609,427
3.60%, 03/15/51 (Call 09/15/50)(a)	13,027	12,802,678
3.65%, 12/01/27 (Call 09/01/27)	13,821	14,480,859
3.70%, 09/15/49 (Call 03/15/49)	8,592	8,556,994
4.10%, 03/01/28 (Call 12/01/27)	11,282	12,023,760
4.38%, 12/01/47 (Call 06/01/47)	13,849	15,232,519
4.55%, 03/01/48 (Call 09/01/47)	8,196	9,225,127
4.63%, 05/15/42(a)	8,372	9,367,360
4.65%, 01/15/43	8,820	9,860,861
4.65%, 08/15/44 (Call 02/15/44)(a)	8,547	9,633,396
Ascension Health
3.95%, 11/15/46(a)	6,026	6,755,288
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	7,971	7,965,663
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	11,078	11,283,191
4.19%, 10/01/49 (Call 04/01/49)(a)	4,723	4,989,687
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	10,841	9,972,125
3.50%, 07/15/51 (Call 01/15/51)(a)	14,930	13,280,983
4.13%, 06/15/29 (Call 03/15/29)	13,007	13,648,259
4.50%, 02/15/27 (Call 08/15/26)(a)	12,881	13,650,018
5.13%, 06/15/39 (Call 12/15/38)	10,817	12,101,697
5.25%, 04/15/25	10,722	11,500,953
5.25%, 06/15/26 (Call 12/15/25)(a)	16,294	17,656,437
5.25%, 06/15/49 (Call 12/15/48)(a)	19,499	22,188,164
5.50%, 06/15/47 (Call 12/15/46)(a)	16,958	19,842,196
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	18,644	17,551,982
2.15%, 02/03/32 (Call 11/03/31)(a)	5,658	5,197,463
4.95%, 10/01/44 (Call 04/01/44)	6,346	7,351,381
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	12,286	13,709,838
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	11,322	11,010,918
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	12,128	11,206,256
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	11,926	11,045,264
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)(a)	9,286	10,227,436
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	10,047	9,913,306
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	11,516	11,048,272
2.00%, 05/15/30(a)	14,070	13,297,048
2.30%, 05/15/31 (Call 02/15/31)(a)	12,469	12,007,398
2.75%, 05/15/40 (Call 11/15/39)(a)	10,206	9,406,561
2.88%, 08/15/29(a)	10,030	10,156,616
2.90%, 05/15/50 (Call 11/15/49)	12,545	11,423,819
2.95%, 10/15/27(a)	8,807	9,047,189
3.05%, 05/15/41 (Call 11/15/40)	15,663	14,981,561
3.10%, 03/15/26(a)	9,358	9,678,623
3.13%, 05/15/60 (Call 11/15/59)(a)	9,890	9,006,664
3.25%, 05/15/51 (Call 11/15/50)	19,672	19,081,226
3.45%, 01/15/27(a)	7,277	7,648,246
3.50%, 08/15/39 (Call 02/15/39)(a)	11,301	11,541,180
3.70%, 08/15/49 (Call 02/15/49)	13,569	13,981,978
3.75%, 07/15/25(a)	15,710	16,475,397
3.75%, 10/15/47 (Call 04/15/47)	10,512	10,923,912
3.85%, 06/15/28(a)	11,601	12,409,604

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.88%, 12/15/28(a)	$8,646	$9,307,545
3.88%, 08/15/59 (Call 02/15/59)(a)	11,411	12,004,630
4.20%, 01/15/47 (Call 07/15/46)	6,986	7,733,742
4.25%, 03/15/43 (Call 09/15/42)(a)	7,462	8,271,778
4.25%, 06/15/48 (Call 12/15/47)(a)	11,069	12,353,498
4.45%, 12/15/48 (Call 06/15/48)(a)	11,315	13,026,179
4.63%, 07/15/35	8,639	9,992,659
4.75%, 07/15/45(a)	19,521	23,112,280
5.80%, 03/15/36(a)	9,645	12,359,063
6.88%, 02/15/38(a)	11,174	15,860,754
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)(c)	6,132	5,761,497
2.65%, 01/15/32 (Call 10/15/31)(a)(c)	4,500	4,166,509

		766,444,173

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	10,625	10,037,042
2.88%, 06/15/28 (Call 04/15/28)	10,811	10,008,097
3.25%, 07/15/25 (Call 06/15/25)(a)	14,156	14,016,967
3.88%, 01/15/26 (Call 12/15/25)(a)	11,336	11,474,860
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(c)	7,203	6,699,634
3.25%, 03/15/27 (Call 02/15/27)(c)	20,989	20,158,358
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)(a)	8,107	8,098,050
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	8,499	7,903,305
3.40%, 01/15/26 (Call 12/15/25)	8,193	8,078,317
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	9,935	8,997,056
3.40%, 07/15/26 (Call 06/15/26)	9,125	8,757,989

		114,229,675

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	9,138	9,933,554

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	8,829	9,127,685

Insurance — 1.9%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	9,345	9,907,129
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	15,148	15,244,785
3.40%, 06/30/30 (Call 03/30/30)(a)	15,934	16,355,590
3.75%, 07/10/25 (Call 04/10/25)	7,400	7,698,836
3.88%, 01/15/35 (Call 07/15/34)	12,396	12,924,046
3.90%, 04/01/26 (Call 01/01/26)	15,083	15,848,590
4.20%, 04/01/28 (Call 01/01/28)	7,649	8,267,673
4.38%, 06/30/50 (Call 12/30/49)(a)	9,842	10,914,599
4.38%, 01/15/55 (Call 07/15/54)(a)	8,360	9,075,576
4.50%, 07/16/44 (Call 01/16/44)	23,753	26,328,490
4.75%, 04/01/48 (Call 10/01/47)(a)	7,790	9,017,653
4.80%, 07/10/45 (Call 01/10/45)	8,599	9,918,114
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)(a)	10,840	10,657,156
3.75%, 05/02/29 (Call 02/02/29)(a)	6,166	6,454,426
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)	4,115	4,126,766
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	6,589	6,882,976

Security	Par (000)	Value

Insurance (continued)
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	$8,674	$8,275,338
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	15,233	15,981,705
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	7,478	6,823,229
2.50%, 01/15/51 (Call 07/15/50)	8,327	6,898,298
2.85%, 10/15/50 (Call 04/15/50)	17,204	15,019,574
4.20%, 08/15/48 (Call 02/15/48)	23,536	25,928,851
4.25%, 01/15/49 (Call 07/15/48)	16,967	18,880,448
5.75%, 01/15/40	9,018	11,759,928
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	22,620	23,435,978
4.50%, 02/11/43(a)	9,833	11,179,965
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	875	907,022
4.70%, 06/22/47 (Call 12/22/46)	9,625	9,607,372
Chubb Corp. (The), 6.00%, 05/11/37(a)	8,169	10,823,737
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	1,000	897,539
3.05%, 12/15/61 (Call 06/15/61)	12,245	10,971,689
3.15%, 03/15/25(a)	1,396	1,437,682
3.35%, 05/03/26 (Call 02/03/26)	7,274	7,548,069
4.35%, 11/03/45 (Call 05/03/45)(a)	8,555	9,673,085
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	17,201	18,407,072
5.00%, 04/20/48 (Call 10/20/47)	13,699	15,263,985
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	11,699	10,233,792
3.50%, 10/15/50 (Call 04/15/50)(a)	7,743	7,247,194
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	6,473	6,296,023
Manulife Financial Corp.
4.15%, 03/04/26(a)	3,210	3,404,065
5.38%, 03/04/46(a)	7,762	9,840,689
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	7,449	7,001,664
4.38%, 03/15/29 (Call 12/15/28)(a)	17,191	18,780,559
4.90%, 03/15/49 (Call 09/15/48)(a)	11,331	13,581,334
MetLife Inc.
4.05%, 03/01/45(a)	9,120	9,897,478
4.13%, 08/13/42	8,094	8,711,043
4.55%, 03/23/30 (Call 12/23/29)(a)	11,589	12,991,619
4.60%, 05/13/46 (Call 11/13/45)	7,302	8,591,282
4.88%, 11/13/43	10,102	12,037,041
5.70%, 06/15/35(a)	10,567	13,303,091
5.88%, 02/06/41	7,111	9,236,230
6.38%, 06/15/34(a)	8,014	10,500,188
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	8,650	9,438,409
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	12,870	13,019,329
3.91%, 12/07/47 (Call 06/07/47)(a)	9,494	9,830,920
3.94%, 12/07/49 (Call 06/07/49)	10,843	11,370,367
4.35%, 02/25/50 (Call 08/25/49)(a)	9,476	10,533,359
4.60%, 05/15/44(a)	7,789	8,839,438
5.70%, 12/14/36(a)	8,913	11,224,709
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	6,159	5,721,611
5.35%, 11/01/40	8,370	10,456,587

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.25%, 06/15/37(a)	$8,070	$10,763,801

		672,194,793

Internet — 1.9%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	8,489	8,084,761
0.80%, 08/15/27 (Call 06/15/27)(a)	12,900	11,974,398
1.10%, 08/15/30 (Call 05/15/30)(a)	21,309	19,275,412
1.90%, 08/15/40 (Call 02/15/40)(a)	11,628	9,765,012
2.00%, 08/15/26 (Call 05/15/26)(a)	22,296	22,331,344
2.05%, 08/15/50 (Call 02/15/50)	23,176	18,742,566
2.25%, 08/15/60 (Call 02/15/60)(a)	19,035	15,318,468
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	10,419	10,047,868
1.00%, 05/12/26 (Call 04/12/26)(a)	30,139	28,988,347
1.20%, 06/03/27 (Call 04/03/27)	14,836	14,087,999
1.50%, 06/03/30 (Call 03/03/30)	19,085	17,669,166
1.65%, 05/12/28 (Call 03/12/28)	24,402	23,404,612
2.10%, 05/12/31 (Call 02/12/31)	32,749	31,456,456
2.50%, 06/03/50 (Call 12/03/49)(a)	26,064	22,442,475
2.70%, 06/03/60 (Call 12/03/59)	14,736	12,594,137
2.88%, 05/12/41 (Call 11/12/40)	19,227	18,329,366
3.10%, 05/12/51 (Call 11/12/50)	33,741	32,536,672
3.15%, 08/22/27 (Call 05/22/27)(a)	34,274	35,790,580
3.25%, 05/12/61 (Call 11/12/60)(a)	19,138	18,216,817
3.88%, 08/22/37 (Call 02/22/37)	29,106	31,904,367
4.05%, 08/22/47 (Call 02/22/47)	33,849	37,771,666
4.25%, 08/22/57 (Call 02/22/57)(a)	21,370	24,710,928
4.80%, 12/05/34 (Call 06/05/34)(a)	11,103	13,356,220
4.95%, 12/05/44 (Call 06/05/44)(a)	14,756	18,312,373
5.20%, 12/03/25 (Call 09/03/25)	9,547	10,523,270
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	8,342	8,723,818
4.63%, 04/13/30 (Call 01/13/30)	15,465	17,369,179
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	7,818	7,490,140
1.90%, 03/11/25 (Call 02/11/25)	5,760	5,683,305
2.60%, 05/10/31 (Call 02/10/31)	6,371	6,075,541
2.70%, 03/11/30 (Call 12/11/29)(a)	6,324	6,137,935
3.60%, 06/05/27 (Call 03/05/27)(a)	12,466	13,060,980
3.65%, 05/10/51 (Call 11/10/50)	10,763	10,236,364
4.00%, 07/15/42 (Call 01/15/42)(a)	7,872	7,948,928
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	12,663	12,143,689
3.25%, 02/15/30 (Call 11/15/29)(a)	8,722	8,601,092
3.80%, 02/15/28 (Call 11/15/27)(a)	7,745	7,961,156
4.63%, 08/01/27 (Call 05/01/27)	10,542	11,283,058
5.00%, 02/15/26 (Call 11/15/25)	7,507	8,077,222
Netflix Inc.
4.38%, 11/15/26(a)	4,994	5,272,016
4.88%, 04/15/28	13,060	14,023,436
5.88%, 11/15/28	15,701	17,762,149
6.38%, 05/15/29	6,362	7,397,352

		682,882,640

Lodging — 0.2%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	7,329	7,129,562
3.90%, 08/08/29 (Call 05/08/29)(a)	2,694	2,577,152
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	9,399	10,151,330

Security	Par (000)	Value

Lodging (continued)
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	$10,388	$10,348,023
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	9,404	8,966,109
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	11,378	11,553,378
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)(a)	1,500	1,426,313
5.13%, 08/08/25 (Call 06/08/25)(a)	12,389	12,288,782
5.40%, 08/08/28 (Call 05/08/28)(a)	15,005	14,731,142

		79,171,791

Machinery — 0.5%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	10,766	10,238,170
0.90%, 03/02/26	5,636	5,368,625
1.10%, 09/14/27(a)	7,163	6,720,235
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	9,291	9,289,579
3.25%, 09/19/49 (Call 03/19/49)(a)	12,585	12,388,049
3.25%, 04/09/50 (Call 10/09/49)	11,513	11,333,977
3.80%, 08/15/42	12,825	13,620,264
5.20%, 05/27/41	7,599	9,553,334
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	9,496	10,224,056
3.90%, 06/09/42 (Call 12/09/41)(a)	10,495	11,388,295
John Deere Capital Corp.
0.70%, 01/15/26	6,649	6,306,334
3.45%, 03/13/25	6,276	6,544,993
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	6,778	6,709,153
2.57%, 02/15/30 (Call 11/15/29)	15,844	15,299,016
3.11%, 02/15/40 (Call 08/15/39)	8,450	7,816,484
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	4,950	5,039,657
4.95%, 09/15/28 (Call 06/15/28)	13,244	14,405,799

		162,246,020

Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	6,851	6,698,928
2.88%, 10/15/27 (Call 07/15/27)(a)	8,412	8,636,738
3.25%, 08/26/49 (Call 02/26/49)(a)	10,598	10,093,695
3.38%, 03/01/29 (Call 12/01/28)(a)	10,383	10,808,534
4.00%, 09/14/48 (Call 03/14/48)(a)	10,237	10,939,262
Eaton Corp., 4.15%, 11/02/42	8,971	9,605,941
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	10,016	11,128,352
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	67,607	75,977,457
General Electric Co.
5.88%, 01/14/38(a)	7,063	8,835,300
6.75%, 03/15/32	24,461	31,570,144
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	9,077	9,276,145
3.90%, 09/01/42 (Call 03/01/42)(a)	10,378	10,945,091
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	8,311	8,468,805
4.00%, 06/14/49 (Call 12/14/48)(a)	6,773	7,125,652
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	9,256	9,710,600

		229,820,644

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)(a)	$13,225	$12,326,507
2.30%, 02/01/32 (Call 11/01/31)	7,815	6,939,071
2.80%, 04/01/31 (Call 01/01/31)	14,679	13,709,867
3.50%, 06/01/41 (Call 12/01/40)(a)	18,098	15,591,680
3.50%, 03/01/42 (Call 09/01/41)(a)	13,425	11,553,563
3.70%, 04/01/51 (Call 10/01/50)(a)	20,468	17,309,767
3.75%, 02/15/28 (Call 11/15/27)(a)	10,227	10,461,874
3.85%, 04/01/61 (Call 10/01/60)(a)	19,319	16,015,708
3.90%, 06/01/52 (Call 12/01/51)	25,375	22,151,606
3.95%, 06/30/62 (Call 12/30/61)	13,323	11,154,864
4.20%, 03/15/28 (Call 12/15/27)(a)	13,278	13,894,472
4.40%, 12/01/61 (Call 06/01/61)	12,504	11,210,956
4.80%, 03/01/50 (Call 09/01/49)(a)	27,813	27,199,409
4.91%, 07/23/25 (Call 04/23/25)(a)	36,072	38,224,647
5.05%, 03/30/29 (Call 12/30/28)	12,366	13,499,055
5.13%, 07/01/49 (Call 01/01/49)	12,813	13,058,775
5.38%, 04/01/38 (Call 10/01/37)(a)	7,300	7,738,954
5.38%, 05/01/47 (Call 11/01/46)(a)	23,788	25,114,759
5.75%, 04/01/48 (Call 10/01/47)(a)	23,070	25,493,852
6.38%, 10/23/35 (Call 04/23/35)	19,796	23,635,133
6.48%, 10/23/45 (Call 04/23/45)	33,653	40,181,113
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	16,708	14,960,970
1.95%, 01/15/31 (Call 10/15/30)	15,247	14,202,892
2.35%, 01/15/27 (Call 10/15/26)(a)	11,889	11,853,079
2.45%, 08/15/52 (Call 02/15/52)(a)	16,194	13,029,678
2.65%, 02/01/30 (Call 11/01/29)	15,769	15,558,501
2.65%, 08/15/62 (Call 02/15/62)(a)	11,869	9,355,596
2.80%, 01/15/51 (Call 07/15/50)(a)	18,146	15,540,196
2.89%, 11/01/51 (Call 05/01/51)(a)(c)	47,369	41,059,203
2.94%, 11/01/56 (Call 05/01/56)(c)	52,998	44,832,232
2.99%, 11/01/63 (Call 05/01/63)(c)	37,286	31,049,726
3.15%, 03/01/26 (Call 12/01/25)(a)	22,690	23,416,073
3.15%, 02/15/28 (Call 11/15/27)(a)	13,254	13,604,790
3.20%, 07/15/36 (Call 01/15/36)	10,022	9,891,200
3.25%, 11/01/39 (Call 05/01/39)(a)	15,986	15,431,097
3.30%, 02/01/27 (Call 11/01/26)	11,730	12,171,827
3.30%, 04/01/27 (Call 02/01/27)(a)	10,315	10,718,468
3.38%, 08/15/25 (Call 05/15/25)(a)	13,749	14,237,930
3.40%, 04/01/30 (Call 01/01/30)(a)	14,783	15,362,585
3.40%, 07/15/46 (Call 01/15/46)	15,650	15,013,920
3.45%, 02/01/50 (Call 08/01/49)	19,547	18,716,604
3.55%, 05/01/28 (Call 02/01/28)	8,727	9,155,436
3.75%, 04/01/40 (Call 10/01/39)(a)	15,522	15,947,086
3.90%, 03/01/38 (Call 09/01/37)(a)	14,730	15,436,162
3.95%, 10/15/25 (Call 08/15/25)(a)	25,727	27,167,264
3.97%, 11/01/47 (Call 05/01/47)	19,003	19,707,738
4.00%, 08/15/47 (Call 02/15/47)	9,498	9,883,979
4.00%, 03/01/48 (Call 09/01/47)(a)	10,994	11,443,606
4.00%, 11/01/49 (Call 05/01/49)	18,064	18,810,260
4.05%, 11/01/52 (Call 05/01/52)(a)	11,921	12,540,221
4.15%, 10/15/28 (Call 07/15/28)	36,457	39,399,762
4.20%, 08/15/34 (Call 02/15/34)(a)	8,766	9,597,317
4.25%, 10/15/30 (Call 07/15/30)(a)	15,120	16,632,097
4.25%, 01/15/33	15,512	17,088,629
4.40%, 08/15/35 (Call 02/15/35)(a)	8,901	9,932,590
4.60%, 10/15/38 (Call 04/15/38)(a)	8,333	9,363,977
4.60%, 08/15/45 (Call 02/15/45)	9,904	11,156,330

Security	Par (000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)	$19,085	$21,946,447
4.95%, 10/15/58 (Call 04/15/58)(a)	9,704	11,841,486
5.65%, 06/15/35	8,141	10,115,193
7.05%, 03/15/33	7,618	10,254,856
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	12,212	12,262,879
3.95%, 03/20/28 (Call 12/20/27)	19,864	20,515,905
4.00%, 09/15/55 (Call 03/15/55)(a)	14,315	12,990,497
4.13%, 05/15/29 (Call 02/15/29)(a)	6,074	6,339,720
4.65%, 05/15/50 (Call 11/15/49)(a)	6,306	6,431,094
5.20%, 09/20/47 (Call 03/20/47)(a)	12,749	13,889,351
5.30%, 05/15/49 (Call 11/15/48)	8,513	9,454,636
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)(a)	23,677	25,842,323
5.48%, 01/25/39 (Call 07/25/38)	9,640	11,223,716
5.58%, 01/25/49 (Call 07/25/48)(a)	16,444	19,826,452
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)	8,729	9,117,638
4.38%, 03/15/43(a)	14,942	14,856,185
4.75%, 05/15/25 (Call 04/15/25)	4,464	4,766,473
4.95%, 01/15/31 (Call 10/15/30)(a)	8,872	9,774,447
4.95%, 05/19/50 (Call 11/19/49)(a)	13,349	14,585,491
5.85%, 09/01/43 (Call 03/01/43)(a)	13,088	15,726,381
6.88%, 04/30/36(a)	10,263	13,086,039
7.88%, 07/30/30	8,614	11,215,982
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	13,952	13,189,092
5.50%, 09/01/41 (Call 03/01/41)	12,077	12,882,218
5.88%, 11/15/40 (Call 05/15/40)(a)	13,123	14,666,282
6.55%, 05/01/37	14,558	17,483,283
6.75%, 06/15/39	16,379	19,848,395
7.30%, 07/01/38(a)	14,729	18,478,039
Time Warner Entertainment Co. LP, 8.38%, 07/15/33(a)	10,690	14,530,192
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	8,665	8,508,380
2.95%, 06/15/27(a)	4,463	4,565,283
3.00%, 02/13/26(a)	8,457	8,682,244
3.15%, 09/17/25(a)	7,293	7,496,879
4.13%, 06/01/44	10,992	11,845,387
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)(a)	8,527	8,900,552
Walt Disney Co. (The)
1.75%, 01/13/26(a)	15,008	14,720,373
2.00%, 09/01/29 (Call 06/01/29)	22,112	21,073,777
2.20%, 01/13/28(a)	11,852	11,604,955
2.65%, 01/13/31(a)	22,025	21,809,596
2.75%, 09/01/49 (Call 03/01/49)(a)	21,084	18,412,545
3.35%, 03/24/25(a)	14,062	14,571,569
3.50%, 05/13/40 (Call 11/13/39)	22,092	22,105,523
3.60%, 01/13/51 (Call 07/13/50)	29,505	29,863,406
3.80%, 03/22/30(a)	11,336	12,153,773
3.80%, 05/13/60 (Call 11/13/59)(a)	12,629	13,020,662
4.63%, 03/23/40 (Call 09/23/39)(a)	7,428	8,482,258
4.70%, 03/23/50 (Call 09/23/49)(a)	17,790	21,075,724
6.20%, 12/15/34(a)	5,793	7,435,763
6.40%, 12/15/35	9,220	12,291,247
6.65%, 11/15/37(a)	11,422	15,508,202

		1,681,003,443

Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42	7,371	8,676,808

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$9,021	$11,201,773
5.75%, 05/01/43(a)	8,047	10,004,557
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	9,824	12,398,635
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	9,820	10,637,591
5.00%, 09/30/43(a)	22,206	26,761,707
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	9,327	9,605,899
5.40%, 11/14/34 (Call 05/14/34)	7,649	8,746,249
5.45%, 03/15/43 (Call 09/15/42)	20,356	23,412,453
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	4,463	4,174,879
2.60%, 07/15/32 (Call 04/15/32)	11,590	10,996,397
4.88%, 03/15/42 (Call 09/15/41)(a)	10,282	11,831,851
6.25%, 10/01/39(a)	8,939	11,564,392
Rio Tinto Alcan Inc., 6.13%, 12/15/33	7,025	9,175,063
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	12,149	10,707,948
5.20%, 11/02/40	11,019	13,440,741
7.13%, 07/15/28	6,640	8,294,586
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	6,098	6,648,750

		208,280,279

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	914	894,529
3.57%, 12/01/31 (Call 09/01/31)	2,170	2,110,650

		3,005,179

Oil & Gas — 4.6%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	8,425	7,638,907
2.72%, 01/12/32 (Call 10/12/31)(a)	18,361	17,568,782
2.77%, 11/10/50 (Call 05/10/50)	14,886	12,185,840
2.94%, 06/04/51 (Call 12/04/50)(a)	21,675	18,217,235
3.00%, 02/24/50 (Call 08/24/49)	19,072	16,300,623
3.00%, 03/17/52 (Call 09/17/51)(a)	12,579	10,699,437
3.02%, 01/16/27 (Call 10/16/26)(a)	10,593	10,804,246
3.06%, 06/17/41 (Call 12/17/40)	17,257	15,510,707
3.12%, 05/04/26 (Call 02/04/26)	8,686	8,913,354
3.19%, 04/06/25 (Call 03/06/25)	3,636	3,723,237
3.38%, 02/08/61 (Call 08/08/60)(a)	20,537	18,121,085
3.41%, 02/11/26 (Call 12/11/25)	10,771	11,148,116
3.63%, 04/06/30 (Call 01/06/30)(a)	12,700	13,224,688
3.80%, 09/21/25 (Call 07/21/25)	10,444	10,931,518
3.94%, 09/21/28 (Call 06/21/28)(a)	8,986	9,526,382
4.23%, 11/06/28 (Call 08/06/28)(a)	18,081	19,551,193
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	13,733	14,124,212
3.51%, 03/17/25(a)	7,539	7,810,239
3.72%, 11/28/28 (Call 08/28/28)(a)	8,866	9,287,913
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	10,559	11,025,003
4.95%, 06/01/47 (Call 12/01/46)(a)	4,714	5,316,996
6.25%, 03/15/38(a)	12,525	15,298,120
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(a)	6,352	5,723,189
4.25%, 04/15/27 (Call 01/15/27)(a)	6,133	6,507,236

Security	Par (000)	Value

Oil & Gas (continued)
4.40%, 04/15/29 (Call 01/15/29)	$8,353	$8,908,246
5.40%, 06/15/47 (Call 12/15/46)(a)	10,249	11,633,612
6.75%, 11/15/39	12,694	15,913,343
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	20,383	20,073,462
2.00%, 05/11/27 (Call 03/11/27)	10,190	10,020,911
2.24%, 05/11/30 (Call 02/11/30)	14,516	14,107,402
2.95%, 05/16/26 (Call 02/16/26)(a)	21,700	22,396,982
3.08%, 05/11/50 (Call 11/11/49)(a)	10,665	10,252,097
3.33%, 11/17/25 (Call 08/17/25)	8,691	9,029,390
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	7,747	7,395,257
1.02%, 08/12/27 (Call 06/12/27)(a)	10,190	9,508,278
2.34%, 08/12/50 (Call 02/12/50)(a)	9,013	7,512,040
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(a)(c)	12,937	13,861,576
4.30%, 08/15/28 (Call 05/15/28)(a)(c)	11,281	12,375,140
4.88%, 10/01/47 (Call 04/01/47)(c)	7,609	9,199,826
6.50%, 02/01/39	24,067	33,472,540
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	4,550	4,605,656
4.30%, 11/15/44 (Call 05/15/44)	8,412	9,224,379
4.95%, 03/15/26 (Call 12/15/25)(a)	10,564	11,572,921
6.95%, 04/15/29(a)	14,524	18,545,825
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	8,397	8,708,907
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	8,027	8,609,267
5.00%, 06/15/45 (Call 12/15/44)(a)	10,238	11,409,522
5.60%, 07/15/41 (Call 01/15/41)(a)	10,895	12,719,727
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	8,457	8,254,519
3.25%, 12/01/26 (Call 10/01/26)(a)	6,897	7,044,758
3.50%, 12/01/29 (Call 09/01/29)(a)	13,461	13,588,672
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	5,739	6,129,251
4.38%, 04/15/30 (Call 01/15/30)(a)	5,980	6,625,424
4.95%, 04/15/50 (Call 10/15/49)(a)	7,730	9,376,460
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	8,137	7,976,560
2.38%, 05/22/30 (Call 02/22/30)(a)	6,334	6,165,953
2.88%, 04/06/25 (Call 03/06/25)(a)	8,346	8,502,740
3.13%, 04/06/30 (Call 01/06/30)(a)	8,091	8,306,238
3.25%, 11/18/49 (Call 05/18/49)(a)	8,912	8,517,640
3.63%, 09/10/28 (Call 06/10/28)(a)	7,689	8,108,120
3.70%, 04/06/50 (Call 10/06/49)	11,716	12,146,028
3.95%, 05/15/43	8,748	9,277,296
4.80%, 11/08/43(a)	4,672	5,521,458
5.10%, 08/17/40	5,403	6,563,300
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	12,894	12,955,813
2.44%, 08/16/29 (Call 05/16/29)(a)	11,294	11,113,465
2.61%, 10/15/30 (Call 07/15/30)(a)	18,767	18,610,371
2.71%, 03/06/25 (Call 12/06/24)	12,796	13,037,216
2.99%, 03/19/25 (Call 02/19/25)	22,371	22,983,737
3.00%, 08/16/39 (Call 02/16/39)	8,697	8,278,999
3.04%, 03/01/26 (Call 12/01/25)(a)	27,092	28,013,020
3.10%, 08/16/49 (Call 02/16/49)	14,086	13,120,668
3.29%, 03/19/27 (Call 01/19/27)(a)	10,171	10,649,537
3.45%, 04/15/51 (Call 10/15/50)(a)	26,349	26,060,829

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.48%, 03/19/30 (Call 12/19/29)	$19,631	$20,688,479
3.57%, 03/06/45 (Call 09/06/44)(a)	10,914	10,973,694
4.11%, 03/01/46 (Call 09/01/45)(a)	24,286	26,451,073
4.23%, 03/19/40 (Call 09/19/39)	20,034	22,054,721
4.33%, 03/19/50 (Call 09/19/49)(a)	26,563	30,026,571
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	8,021	8,474,540
5.60%, 02/15/41(a)	14,166	16,425,325
6.00%, 01/15/40(a)	4,917	5,891,822
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	12,248	12,983,587
6.60%, 10/01/37(a)	7,421	9,307,700
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	9,631	10,220,458
4.75%, 09/15/44 (Call 03/15/44)(a)	8,105	8,643,250
6.50%, 03/01/41 (Call 09/01/40)(a)	14,398	18,320,572
Ovintiv Inc., 6.50%, 08/15/34(a)	6,787	8,255,708
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	6,813	6,281,337
3.30%, 03/15/52 (Call 09/15/51)	11,661	10,436,216
3.90%, 03/15/28 (Call 12/15/27)	7,603	7,961,748
4.65%, 11/15/34 (Call 05/15/34)	6,450	7,156,273
4.88%, 11/15/44 (Call 05/15/44)(a)	15,521	17,708,766
5.88%, 05/01/42(a)	12,369	15,631,027
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	4,837	4,605,259
1.90%, 08/15/30 (Call 05/15/30)	7,433	6,756,164
2.15%, 01/15/31 (Call 10/15/30)(a)	7,744	7,162,162
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	17,341	16,911,132
2.50%, 09/12/26(a)	10,903	11,025,132
2.75%, 04/06/30 (Call 01/06/30)(a)	16,834	16,831,635
2.88%, 05/10/26(a)	17,299	17,810,467
3.00%, 11/26/51 (Call 05/26/51)(a)	14,324	12,986,124
3.13%, 11/07/49 (Call 05/07/49)(a)	13,532	12,587,733
3.25%, 05/11/25(a)	23,268	24,101,422
3.25%, 04/06/50 (Call 10/06/49)(a)	18,262	17,645,121
3.75%, 09/12/46(a)	11,358	11,632,868
3.88%, 11/13/28 (Call 08/13/28)(a)	14,260	15,268,918
4.00%, 05/10/46	24,288	25,822,246
4.13%, 05/11/35	14,820	16,235,408
4.38%, 05/11/45(a)	28,800	32,010,057
4.55%, 08/12/43	10,890	12,465,637
5.50%, 03/25/40(a)	9,723	12,285,511
6.38%, 12/15/38(a)	26,314	35,805,915
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	6,307	6,071,048
4.00%, 11/15/47 (Call 05/15/47)(a)	7,053	7,080,715
6.50%, 06/15/38(a)	9,897	12,552,933
6.80%, 05/15/38	10,859	14,134,516
6.85%, 06/01/39	7,400	9,750,220
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	12,620	12,617,227
2.99%, 06/29/41 (Call 12/29/40)	7,464	6,912,333
3.13%, 05/29/50 (Call 11/29/49)(a)	25,261	23,340,722
3.39%, 06/29/60 (Call 12/29/59)	8,828	8,227,761
3.46%, 02/19/29 (Call 11/19/28)	12,957	13,497,089
3.46%, 07/12/49 (Call 01/12/49)	10,347	10,099,091
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	10,719	11,455,507

Security	Par (000)	Value

Oil & Gas (continued)
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	$8,052	$7,210,177
4.00%, 04/01/29 (Call 01/01/29)(a)	7,669	8,005,340
4.35%, 06/01/28 (Call 03/01/28)	10,695	11,385,876
6.63%, 06/15/37(a)	16,082	20,559,515
7.50%, 04/15/32	7,401	9,613,080

		1,653,497,564

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,937	12,532,049
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	16,317	16,816,331
4.08%, 12/15/47 (Call 06/15/47)	12,747	12,869,383
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	14,637	14,428,459
4.75%, 08/01/43 (Call 02/01/43)(a)	9,818	10,467,181
4.85%, 11/15/35 (Call 05/15/35)(a)	12,225	13,579,080
5.00%, 11/15/45 (Call 05/15/45)(a)	18,412	20,477,086
6.70%, 09/15/38	7,473	9,601,391
7.45%, 09/15/39(a)	9,179	12,552,952
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	12,948	12,601,671

		135,925,583

Packaging & Containers — 0.1%
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	12,732	12,119,619
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	9,100	9,834,896
4.90%, 03/15/29 (Call 12/15/28)(a)	6,177	6,870,097

		28,824,612

Pharmaceuticals — 8.0%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	39,121	39,778,182
3.20%, 05/14/26 (Call 02/14/26)(a)	17,113	17,540,454
3.20%, 11/21/29 (Call 08/21/29)	54,433	55,151,799
3.60%, 05/14/25 (Call 02/14/25)	32,707	33,791,204
3.80%, 03/15/25 (Call 12/15/24)	23,654	24,579,870
4.05%, 11/21/39 (Call 05/21/39)(a)	38,112	39,988,452
4.25%, 11/14/28 (Call 08/14/28)(a)	18,425	19,900,992
4.25%, 11/21/49 (Call 05/21/49)(a)	53,675	56,943,888
4.30%, 05/14/36 (Call 11/14/35)(a)	10,441	11,363,378
4.40%, 11/06/42(a)	24,075	25,944,888
4.45%, 05/14/46 (Call 11/14/45)	21,700	23,437,771
4.50%, 05/14/35 (Call 11/14/34)	27,479	30,445,680
4.55%, 03/15/35 (Call 09/15/34)(a)	15,948	17,698,867
4.70%, 05/14/45 (Call 11/14/44)(a)	26,244	29,116,511
4.75%, 03/15/45 (Call 09/15/44)	10,123	11,264,539
4.85%, 06/15/44 (Call 12/15/43)	11,395	12,873,186
4.88%, 11/14/48 (Call 05/14/48)(a)	18,322	21,051,351
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	10,079	9,702,458
3.45%, 12/15/27 (Call 09/15/27)	6,051	6,285,628
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	18,285	17,544,792
1.75%, 05/28/28 (Call 03/28/28)	12,173	11,647,289
2.25%, 05/28/31 (Call 02/28/31)(a)	6,458	6,208,459
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	19,030	17,898,899
1.38%, 08/06/30 (Call 05/06/30)	14,493	13,058,238
3.00%, 05/28/51 (Call 11/28/50)(a)	7,966	7,461,349

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)(a)	$4,007	$4,145,149
3.38%, 11/16/25	18,655	19,415,781
4.00%, 01/17/29 (Call 10/17/28)	10,298	11,168,392
4.00%, 09/18/42(a)	12,484	13,541,580
4.38%, 11/16/45	7,618	8,719,128
4.38%, 08/17/48 (Call 02/17/48)(a)	7,466	8,639,448
6.45%, 09/15/37	28,399	38,862,293
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	9,807	8,942,005
2.82%, 05/20/30 (Call 02/20/30)(a)	10,682	10,515,108
3.70%, 06/06/27 (Call 03/06/27)(a)	17,489	18,319,551
3.79%, 05/20/50 (Call 11/20/49)	4,179	4,161,372
4.67%, 06/06/47 (Call 12/06/46)(a)	16,079	18,008,755
4.69%, 12/15/44 (Call 06/15/44)(a)	11,349	12,684,513
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	8,105	7,689,333
1.13%, 11/13/27 (Call 09/13/27)(a)	9,944	9,367,427
1.45%, 11/13/30 (Call 08/13/30)	10,863	9,822,841
2.35%, 11/13/40 (Call 05/13/40)	6,813	5,894,253
2.55%, 11/13/50 (Call 05/13/50)	16,022	13,577,262
2.95%, 03/15/32 (Call 12/15/31)	3,730	3,777,956
3.20%, 06/15/26 (Call 04/15/26)	20,021	20,817,968
3.25%, 02/27/27	7,791	8,134,802
3.40%, 07/26/29 (Call 04/26/29)	35,883	37,692,199
3.45%, 11/15/27 (Call 08/15/27)	7,811	8,271,024
3.55%, 03/15/42 (Call 09/15/41)	3,570	3,635,485
3.70%, 03/15/52 (Call 09/15/51)	1,165	1,202,724
3.88%, 08/15/25 (Call 05/15/25)	16,465	17,358,411
3.90%, 02/20/28 (Call 11/20/27)	15,632	16,815,807
3.90%, 03/15/62 (Call 09/15/61)	1,955	2,033,052
4.13%, 06/15/39 (Call 12/15/38)	21,086	23,091,947
4.25%, 10/26/49 (Call 04/26/49)(a)	35,195	39,378,397
4.35%, 11/15/47 (Call 05/15/47)	9,556	10,788,813
4.55%, 02/20/48 (Call 08/20/47)	11,781	13,725,414
5.00%, 08/15/45 (Call 02/15/45)(a)	16,211	20,005,118
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	14,797	15,308,304
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	10,779	10,312,001
2.38%, 03/15/31 (Call 12/15/30)	14,967	14,075,301
2.40%, 03/15/30 (Call 12/15/29)	15,914	15,104,482
3.20%, 03/15/40 (Call 09/15/39)	7,859	7,246,484
3.25%, 04/15/25 (Call 01/15/25)(a)	3,433	3,505,550
3.40%, 03/01/27 (Call 12/01/26)(a)	11,738	12,125,443
3.40%, 03/15/50 (Call 09/15/49)(a)	12,854	11,766,649
3.40%, 03/15/51 (Call 09/15/50)	12,608	11,471,941
3.88%, 10/15/47 (Call 04/15/47)(a)	10,714	10,448,206
4.13%, 11/15/25 (Call 09/15/25)(a)	20,811	21,941,587
4.38%, 10/15/28 (Call 07/15/28)	36,844	39,883,250
4.50%, 02/25/26 (Call 11/27/25)(a)	10,698	11,445,801
4.80%, 08/15/38 (Call 02/15/38)	22,408	25,013,725
4.80%, 07/15/46 (Call 01/16/46)(a)	15,173	16,916,775
4.90%, 12/15/48 (Call 06/15/48)	30,111	34,113,490
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	22,579	21,041,323
1.75%, 08/21/30 (Call 05/21/30)	12,807	11,577,199
1.88%, 02/28/31 (Call 11/28/30)(a)	14,767	13,434,706
2.13%, 09/15/31 (Call 06/15/31)(a)	12,457	11,501,217
2.70%, 08/21/40 (Call 02/21/40)(a)	11,317	9,872,489
2.88%, 06/01/26 (Call 03/01/26)(a)	18,068	18,285,226
3.00%, 08/15/26 (Call 06/15/26)(a)	7,309	7,432,295

Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 08/15/29 (Call 05/15/29)	$19,488	$19,811,392
3.63%, 04/01/27 (Call 02/01/27)(a)	11,060	11,579,806
3.75%, 04/01/30 (Call 01/01/30)	17,059	17,905,500
3.88%, 07/20/25 (Call 04/20/25)(a)	26,459	27,661,030
4.10%, 03/25/25 (Call 01/25/25)	7,563	7,923,714
4.13%, 04/01/40 (Call 10/01/39)	13,874	14,418,505
4.25%, 04/01/50 (Call 10/01/49)	8,425	9,004,832
4.30%, 03/25/28 (Call 12/25/27)(a)	43,948	47,426,199
4.78%, 03/25/38 (Call 09/25/37)(a)	46,546	52,072,523
5.05%, 03/25/48 (Call 09/25/47)(a)	75,412	87,886,374
5.13%, 07/20/45 (Call 01/20/45)	34,695	40,182,264
5.30%, 12/05/43 (Call 06/05/43)(a)	9,019	10,710,900
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	9,471	7,856,648
2.50%, 09/15/60 (Call 03/15/60)(a)	10,868	8,974,899
3.38%, 03/15/29 (Call 12/15/28)(a)	8,313	8,754,537
3.95%, 03/15/49 (Call 09/15/48)(a)	6,705	7,547,255
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	8,412	8,795,484
3.88%, 05/15/28	19,112	20,479,032
6.38%, 05/15/38(a)	23,819	32,602,421
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	5,941	6,214,913
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	10,949	10,412,475
0.95%, 09/01/27 (Call 07/01/27)(a)	13,895	13,066,900
1.30%, 09/01/30 (Call 06/01/30)(a)	15,122	13,846,193
2.10%, 09/01/40 (Call 03/01/40)(a)	10,670	9,168,964
2.25%, 09/01/50 (Call 03/01/50)	9,186	7,685,418
2.45%, 03/01/26 (Call 12/01/25)(a)	19,479	19,829,721
2.45%, 09/01/60 (Call 03/01/60)(a)	12,689	10,576,646
2.90%, 01/15/28 (Call 10/15/27)	15,506	15,961,037
2.95%, 03/03/27 (Call 12/03/26)	8,071	8,367,759
3.40%, 01/15/38 (Call 07/15/37)	9,873	10,225,664
3.50%, 01/15/48 (Call 07/15/47)	6,504	6,792,960
3.55%, 03/01/36 (Call 09/01/35)	9,820	10,543,816
3.63%, 03/03/37 (Call 09/03/36)(a)	15,049	16,213,603
3.70%, 03/01/46 (Call 09/01/45)	20,264	21,792,224
3.75%, 03/03/47 (Call 09/03/46)(a)	10,386	11,272,588
4.38%, 12/05/33 (Call 06/05/33)(a)	8,542	9,915,041
5.95%, 08/15/37(a)	10,648	14,356,937
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	3,954	4,167,487
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	8,063	7,683,384
1.45%, 06/24/30 (Call 03/24/30)(a)	12,903	11,771,186
1.70%, 06/10/27 (Call 05/10/27)	15,403	15,013,843
1.90%, 12/10/28 (Call 10/10/28)(a)	8,861	8,583,530
2.15%, 12/10/31 (Call 09/10/31)(a)	18,370	17,546,737
2.35%, 06/24/40 (Call 12/24/39)	10,267	9,032,748
2.45%, 06/24/50 (Call 12/24/49)(a)	14,050	11,959,905
2.75%, 12/10/51 (Call 06/10/51)(a)	20,481	18,261,744
2.90%, 12/10/61 (Call 06/10/61)	15,501	13,675,670
3.40%, 03/07/29 (Call 12/07/28)	15,059	15,832,617
3.70%, 02/10/45 (Call 08/10/44)(a)	15,489	16,128,530
3.90%, 03/07/39 (Call 09/07/38)	11,046	11,966,776
4.00%, 03/07/49 (Call 09/07/48)(a)	15,667	17,272,205
4.15%, 05/18/43(a)	10,719	11,876,781

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	$7,397	$7,881,938
5.20%, 04/15/48 (Call 10/15/47)	7,922	8,326,624
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	11,121	11,000,354
2.20%, 08/14/30 (Call 05/14/30)	17,514	16,986,086
2.75%, 08/14/50 (Call 02/14/50)	11,069	10,133,994
3.00%, 11/20/25 (Call 08/20/25)(a)	15,353	15,825,383
3.10%, 05/17/27 (Call 02/17/27)(a)	12,805	13,270,087
4.00%, 11/20/45 (Call 05/20/45)(a)	12,271	13,563,811
4.40%, 05/06/44	17,839	20,738,173
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,897	4,724,248
1.70%, 05/28/30 (Call 02/28/30)(a)	10,151	9,480,247
1.75%, 08/18/31 (Call 05/18/31)(a)	11,119	10,296,276
2.55%, 05/28/40 (Call 11/28/39)(a)	10,679	9,757,462
2.63%, 04/01/30 (Call 01/01/30)(a)	11,646	11,661,459
2.70%, 05/28/50 (Call 11/28/49)	11,309	10,244,261
2.75%, 06/03/26(a)	14,217	14,599,095
3.00%, 12/15/26(a)	15,357	15,951,010
3.45%, 03/15/29 (Call 12/15/28)	16,045	16,938,714
3.60%, 09/15/28 (Call 06/15/28)(a)	9,609	10,285,947
3.90%, 03/15/39 (Call 09/15/38)(a)	9,180	9,993,871
4.00%, 12/15/36(a)	8,948	9,904,196
4.00%, 03/15/49 (Call 09/15/48)(a)	12,856	14,257,985
4.13%, 12/15/46(a)	10,894	12,255,860
4.20%, 09/15/48 (Call 03/15/48)(a)	10,995	12,540,285
4.30%, 06/15/43(a)	6,341	7,169,610
4.40%, 05/15/44	9,078	10,441,301
7.20%, 03/15/39(a)	25,702	38,600,294
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	9,953	10,688,744
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	31,088	31,909,444
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	26,213	24,338,419
3.03%, 07/09/40 (Call 01/09/40)(a)	15,227	13,785,464
3.18%, 07/09/50 (Call 01/09/50)(a)	19,294	17,302,485
3.38%, 07/09/60 (Call 01/09/60)(a)	9,885	8,858,825
5.00%, 11/26/28 (Call 08/26/28)(a)	17,863	20,130,906
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	24,870	25,669,160
5.25%, 06/15/46 (Call 12/15/45)(a)	10,309	10,930,320
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5,214	5,036,150
2.30%, 06/22/27 (Call 04/22/27)(a)	7,118	6,835,701
2.70%, 06/22/30 (Call 03/22/30)(a)	15,458	14,426,321
3.85%, 06/22/40 (Call 12/22/39)(a)	15,695	14,394,220
4.00%, 06/22/50 (Call 12/22/49)	18,636	16,515,119
Wyeth LLC
5.95%, 04/01/37(a)	20,985	27,554,835
6.50%, 02/01/34	6,665	8,843,838
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	14,010	13,026,778
3.00%, 09/12/27 (Call 06/12/27)(a)	6,941	7,063,150
4.50%, 11/13/25 (Call 08/13/25)	5,620	5,999,842
4.70%, 02/01/43 (Call 08/01/42)(a)	11,806	13,573,356

		2,857,025,841

Pipelines — 3.1%
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(a)(c)	9,843	8,946,913

Security	Par (000)	Value

Pipelines (continued)
3.70%, 11/15/29 (Call 05/18/29)	$15,801	$16,084,802
5.13%, 06/30/27 (Call 01/01/27)(a)	9,701	10,583,671
5.88%, 03/31/25 (Call 10/02/24)	11,464	12,380,844
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	12,388	11,374,716
3.13%, 11/15/29 (Call 08/15/29)(a)	9,818	9,861,269
3.40%, 08/01/51 (Call 02/01/51)	8,702	7,934,204
4.25%, 12/01/26 (Call 09/01/26)(a)	6,024	6,419,481
5.50%, 12/01/46 (Call 06/01/46)(a)	5,827	7,109,415
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)(a)	2,877	2,893,186
3.75%, 05/15/30 (Call 02/15/30)(a)	16,285	16,521,899
4.00%, 10/01/27 (Call 07/01/27)	5,336	5,495,248
4.05%, 03/15/25 (Call 12/15/24)	6,382	6,609,704
4.75%, 01/15/26 (Call 10/15/25)	12,457	13,231,564
4.95%, 05/15/28 (Call 02/15/28)(a)	9,075	9,743,866
4.95%, 06/15/28 (Call 03/15/28)(a)	8,571	9,250,192
5.00%, 05/15/50 (Call 11/15/49)	17,435	18,146,226
5.15%, 03/15/45 (Call 09/15/44)(a)	11,392	11,744,639
5.25%, 04/15/29 (Call 01/15/29)(a)	13,574	14,886,323
5.30%, 04/15/47 (Call 10/15/46)	10,079	10,549,742
5.35%, 05/15/45 (Call 11/15/44)	6,087	6,383,352
5.40%, 10/01/47 (Call 04/01/47)(a)	15,417	16,402,985
5.50%, 06/01/27 (Call 03/01/27)(a)	7,821	8,629,648
6.00%, 06/15/48 (Call 12/15/47)(a)	8,563	9,695,212
6.13%, 12/15/45 (Call 06/15/45)	11,002	12,456,626
6.25%, 04/15/49 (Call 10/15/48)	18,216	21,344,995
6.50%, 02/01/42 (Call 08/01/41)	10,189	12,007,667
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	13,448	13,232,266
3.13%, 07/31/29 (Call 04/30/29)	10,834	10,934,785
3.20%, 02/15/52 (Call 08/15/51)	10,417	8,938,411
3.30%, 02/15/53 (Call 08/15/52)(a)	9,790	8,576,669
3.70%, 02/15/26 (Call 11/15/25)(a)	5,330	5,560,205
3.70%, 01/31/51 (Call 07/31/50)(a)	11,286	10,531,601
3.95%, 01/31/60 (Call 07/31/59)(a)	10,686	10,017,059
4.15%, 10/16/28 (Call 07/16/28)(a)	9,003	9,676,745
4.20%, 01/31/50 (Call 07/31/49)	11,097	11,160,555
4.25%, 02/15/48 (Call 08/15/47)(a)	10,735	10,874,759
4.45%, 02/15/43 (Call 08/15/42)	11,207	11,527,896
4.80%, 02/01/49 (Call 08/01/48)(a)	12,939	14,137,031
4.85%, 08/15/42 (Call 02/15/42)(a)	7,661	8,302,817
4.85%, 03/15/44 (Call 09/15/43)(a)	13,986	15,169,645
4.90%, 05/15/46 (Call 11/15/45)	10,041	11,036,535
5.10%, 02/15/45 (Call 08/15/44)	11,493	12,826,349
5.95%, 02/01/41	7,454	9,163,416
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	8,375	9,373,040
6.95%, 01/15/38	12,891	16,462,067
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	7,086	6,351,074
3.60%, 02/15/51 (Call 08/15/50)(a)	11,791	10,592,059
4.30%, 06/01/25 (Call 03/01/25)	9,072	9,503,831
4.30%, 03/01/28 (Call 12/01/27)(a)	14,431	15,368,314
5.05%, 02/15/46 (Call 08/15/45)	6,581	7,125,574
5.20%, 03/01/48 (Call 09/01/47)(a)	7,080	7,855,086
5.30%, 12/01/34 (Call 06/01/34)(a)	7,710	8,642,659
5.55%, 06/01/45 (Call 12/01/44)(a)	17,182	19,684,955
7.75%, 01/15/32(a)	9,780	12,941,372

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)(a)	$7,151	$6,773,303
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)(a)	16,211	15,577,870
2.65%, 08/15/30 (Call 05/15/30)	16,685	15,705,245
4.00%, 03/15/28 (Call 12/15/27)	11,113	11,567,921
4.13%, 03/01/27 (Call 12/01/26)(a)	12,476	13,126,907
4.50%, 04/15/38 (Call 10/15/37)(a)	17,131	17,681,215
4.70%, 04/15/48 (Call 10/15/47)(a)	14,781	15,311,904
4.80%, 02/15/29 (Call 11/15/28)(a)	7,207	7,880,695
4.88%, 06/01/25 (Call 03/01/25)	11,352	12,083,238
5.20%, 03/01/47 (Call 09/01/46)(a)	9,262	10,166,019
5.50%, 02/15/49 (Call 08/15/48)(a)	15,786	17,991,202
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	6,834	6,619,622
3.40%, 09/01/29 (Call 06/01/29)	9,101	8,998,622
4.55%, 07/15/28 (Call 04/15/28)	9,078	9,657,997
5.20%, 07/15/48 (Call 01/15/48)(a)	7,634	8,315,765
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	12,958	12,797,833
3.80%, 09/15/30 (Call 06/15/30)(a)	9,215	9,245,242
4.50%, 12/15/26 (Call 09/15/26)(a)	9,146	9,741,130
4.65%, 10/15/25 (Call 07/15/25)(a)	8,689	9,209,992
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	15,997	16,773,400
4.50%, 05/15/30 (Call 11/15/29)(a)	18,585	19,995,988
5.00%, 03/15/27 (Call 09/15/26)(a)	11,949	12,983,260
5.63%, 03/01/25 (Call 12/01/24)	15,738	16,983,694
5.88%, 06/30/26 (Call 12/31/25)(a)	14,647	16,288,066
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	10,320	9,644,200
4.10%, 04/15/30 (Call 01/15/30)	9,963	10,547,714
4.25%, 05/15/28 (Call 02/15/28)	15,163	16,172,888
4.63%, 03/01/34 (Call 12/01/33)(a)	12,376	13,603,629
4.88%, 01/15/26 (Call 10/15/25)(a)	8,135	8,814,384
4.88%, 05/15/48 (Call 11/15/47)(a)	10,129	11,445,105
5.10%, 03/15/49 (Call 09/15/48)(a)	10,551	12,436,308
6.10%, 06/01/40(a)	7,606	9,590,322
6.20%, 10/15/37(a)	10,893	13,711,987
7.63%, 01/15/39(a)	13,648	19,500,657
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	8,812	10,421,792
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	13,664	12,932,193
3.50%, 11/15/30 (Call 08/15/30)(a)	12,140	12,321,270
3.75%, 06/15/27 (Call 03/15/27)(a)	16,893	17,600,722
4.00%, 09/15/25 (Call 06/15/25)	8,627	8,996,305
4.85%, 03/01/48 (Call 09/01/47)(a)	7,620	8,241,764
5.10%, 09/15/45 (Call 03/15/45)(a)	9,033	9,999,268
6.30%, 04/15/40(a)	11,572	14,269,805

		1,123,981,607

Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	10,572	9,322,824
2.00%, 05/18/32 (Call 02/18/32)(a)	7,683	6,932,590
2.95%, 03/15/34 (Call 12/15/33)	5,315	5,191,147
3.00%, 05/18/51 (Call 11/18/50)	7,681	6,722,484
3.38%, 08/15/31 (Call 05/15/31)(a)	7,149	7,319,809
3.55%, 03/15/52 (Call 09/15/51)	10,173	9,793,740

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	$5,442	$4,824,325
2.10%, 06/15/30 (Call 03/15/30)	13,821	12,553,017
2.40%, 03/15/25 (Call 02/15/25)	6,120	6,094,276
2.75%, 01/15/27 (Call 11/15/26)	8,741	8,720,743
2.90%, 01/15/30 (Call 10/15/29)(a)	7,225	6,972,860
2.95%, 01/15/51 (Call 07/15/50)	11,294	9,244,433
3.10%, 06/15/50 (Call 12/15/49)(a)	12,442	10,416,778
3.38%, 10/15/26 (Call 07/15/26)(a)	9,808	10,063,308
3.55%, 07/15/27 (Call 04/15/27)(a)	1,055	1,084,330
3.80%, 08/15/29 (Call 05/15/29)	16,010	16,497,929
4.00%, 06/01/25 (Call 03/01/25)	6,337	6,595,276
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	15,738	14,270,014
2.55%, 04/01/32 (Call 01/01/32)	6,072	5,678,331
2.75%, 10/01/26 (Call 07/01/26)(a)	10,248	10,268,589
3.25%, 01/30/31 (Call 10/30/30)	8,008	7,987,954
3.40%, 06/21/29 (Call 03/21/29)(a)	6,274	6,402,865
3.65%, 02/01/26 (Call 11/03/25)(a)	7,339	7,601,170
4.50%, 12/01/28 (Call 09/01/28)(a)	8,512	9,279,683
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	5,561	5,819,971
4.13%, 05/15/29 (Call 02/15/29)(a)	8,849	9,357,116
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	12,674	11,814,963
2.10%, 04/01/31 (Call 01/01/31)	14,021	12,628,569
2.25%, 01/15/31 (Call 10/15/30)(a)	11,139	10,152,007
2.50%, 07/15/31 (Call 04/15/31)(a)	10,286	9,550,109
2.90%, 04/01/41 (Call 10/01/40)	11,787	10,138,033
3.25%, 01/15/51 (Call 07/15/50)(a)	8,027	6,937,055
3.30%, 07/01/30 (Call 04/01/30)	7,878	7,815,747
3.65%, 09/01/27 (Call 06/01/27)(a)	8,658	8,948,579
3.70%, 06/15/26 (Call 03/15/26)(a)	8,036	8,335,318
3.80%, 02/15/28 (Call 11/15/27)(a)	8,480	8,810,938
4.45%, 02/15/26 (Call 11/15/25)(a)	7,691	8,172,647
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	7,613	7,846,339
3.70%, 08/15/27 (Call 05/15/27)(a)	10,756	11,252,827
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	13,493	12,295,712
2.50%, 05/15/31 (Call 02/15/31)	10,217	9,442,339
3.20%, 11/18/29 (Call 08/18/29)(a)	11,472	11,314,115
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	6,746	7,706,813
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	5,927	5,568,141
5.25%, 06/01/25 (Call 03/01/25)(a)	4,092	4,324,801
5.30%, 01/15/29 (Call 10/15/28)(a)	7,202	7,836,034
5.38%, 04/15/26 (Call 01/15/26)	10,839	11,585,894
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	6,677	6,041,953
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	4,340	4,335,422
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	7,245	6,384,416
2.25%, 04/15/30 (Call 01/15/30)	4,350	4,169,176
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)(a)	8,512	8,633,653
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	9,308	8,759,534
2.45%, 09/13/29 (Call 06/13/29)	13,090	12,619,860

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.65%, 07/15/30 (Call 04/15/30)(a)	$7,666	$7,462,492
3.25%, 11/30/26 (Call 08/30/26)	9,234	9,514,880
3.25%, 09/13/49 (Call 03/13/49)(a)	11,460	10,519,383
3.30%, 01/15/26 (Call 10/15/25)	8,121	8,318,081
3.38%, 06/15/27 (Call 03/15/27)(a)	7,728	7,947,549
3.38%, 12/01/27 (Call 09/01/27)(a)	10,204	10,513,240
3.50%, 09/01/25 (Call 06/01/25)	16,253	16,788,631
3.80%, 07/15/50 (Call 01/15/50)	6,054	6,113,712
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	5,619	6,094,779
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)(a)	5,359	5,174,639
3.10%, 01/15/30 (Call 10/15/29)	8,678	8,651,753
4.00%, 06/01/25 (Call 03/01/25)	11,983	12,540,811
4.25%, 04/15/28 (Call 01/15/28)	8,769	9,398,374
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	7,957	8,408,878
4.00%, 04/15/30 (Call 01/15/30)(a)	8,399	8,917,143
7.38%, 03/15/32(a)	11,445	15,567,423

		610,368,324

Retail — 2.8%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	7,383	7,827,957
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	25,532	24,515,997
1.60%, 04/20/30 (Call 01/20/30)	16,796	15,573,819
1.75%, 04/20/32 (Call 01/20/32)(a)	7,749	7,144,044
3.00%, 05/18/27 (Call 02/18/27)	3,502	3,604,992
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	10,641	10,885,759
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	8,567	8,126,522
4.00%, 05/15/25 (Call 03/15/25)	6,499	6,773,733
4.20%, 05/15/28 (Call 02/15/28)	14,284	15,247,867
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	12,541	11,222,807
1.50%, 09/15/28 (Call 07/15/28)(a)	8,323	7,863,178
1.88%, 09/15/31 (Call 06/15/31)(a)	6,604	6,130,164
2.13%, 09/15/26 (Call 06/15/26)(a)	10,574	10,572,436
2.38%, 03/15/51 (Call 09/15/50)	13,082	10,699,170
2.50%, 04/15/27 (Call 02/15/27)	10,686	10,780,092
2.70%, 04/15/30 (Call 01/15/30)	16,250	16,210,225
2.75%, 09/15/51 (Call 03/15/51)(a)	8,564	7,603,558
2.80%, 09/14/27 (Call 06/14/27)(a)	9,989	10,206,202
2.95%, 06/15/29 (Call 03/15/29)(a)	16,037	16,372,889
3.00%, 04/01/26 (Call 01/01/26)(a)	9,929	10,286,295
3.13%, 12/15/49 (Call 06/15/49)	14,136	13,298,638
3.30%, 04/15/40 (Call 10/15/39)	13,934	13,934,683
3.35%, 09/15/25 (Call 06/15/25)	6,602	6,875,218
3.35%, 04/15/50 (Call 10/15/49)(a)	15,391	15,048,643
3.50%, 09/15/56 (Call 03/15/56)	9,803	9,784,130
3.90%, 12/06/28 (Call 09/06/28)	10,706	11,556,118
3.90%, 06/15/47 (Call 12/15/46)	10,098	10,710,436
4.20%, 04/01/43 (Call 10/01/42)	9,160	10,141,969
4.25%, 04/01/46 (Call 10/01/45)	15,959	17,718,539
4.40%, 03/15/45 (Call 09/15/44)	10,618	11,981,367
4.50%, 12/06/48 (Call 06/06/48)	14,617	16,928,721
4.88%, 02/15/44 (Call 08/15/43)(a)	10,207	12,236,592
5.88%, 12/16/36(a)	30,314	40,003,264
5.95%, 04/01/41 (Call 10/01/40)	7,313	9,680,524
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	10,879	9,998,912
1.70%, 09/15/28 (Call 07/15/28)	6,997	6,549,567

Security	Par (000)	Value

Retail (continued)
1.70%, 10/15/30 (Call 07/15/30)(a)	$11,763	$10,577,630
2.50%, 04/15/26 (Call 01/15/26)(a)	12,231	12,365,904
2.63%, 04/01/31 (Call 01/01/31)(a)	13,613	13,141,678
2.80%, 09/15/41 (Call 03/15/41)	12,525	11,039,678
3.00%, 10/15/50 (Call 04/15/50)	15,026	13,052,021
3.10%, 05/03/27 (Call 02/03/27)(a)	17,930	18,438,843
3.38%, 09/15/25 (Call 06/15/25)(a)	8,743	9,068,558
3.65%, 04/05/29 (Call 01/05/29)(a)	15,841	16,589,495
3.70%, 04/15/46 (Call 10/15/45)(a)	12,999	12,652,122
4.00%, 04/15/25 (Call 03/15/25)(a)	2,609	2,736,296
4.05%, 05/03/47 (Call 11/03/46)	17,265	17,737,783
4.50%, 04/15/30 (Call 01/15/30)(a)	13,334	14,695,504
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	9,405	8,911,346
2.63%, 09/01/29 (Call 06/01/29)(a)	10,830	10,646,261
3.30%, 07/01/25 (Call 06/01/25)	6,949	7,165,569
3.50%, 03/01/27 (Call 12/01/26)	6,906	7,221,201
3.50%, 07/01/27 (Call 05/01/27)(a)	7,287	7,632,385
3.60%, 07/01/30 (Call 04/01/30)	11,359	11,916,246
3.63%, 09/01/49 (Call 03/01/49)	19,029	18,664,201
3.70%, 01/30/26 (Call 10/30/25)	14,619	15,391,670
3.80%, 04/01/28 (Call 01/01/28)(a)	8,351	8,861,626
4.20%, 04/01/50 (Call 10/01/49)(a)	7,569	8,082,721
4.45%, 03/01/47 (Call 09/01/46)	9,046	9,935,439
4.45%, 09/01/48 (Call 03/01/48)	5,780	6,340,933
4.70%, 12/09/35 (Call 06/09/35)(a)	7,640	8,666,766
4.88%, 12/09/45 (Call 06/09/45)	15,859	18,152,272
6.30%, 10/15/37(a)	7,872	10,422,389
6.30%, 03/01/38(a)	7,602	9,937,489
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	8,976	9,374,971
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	7,355	6,943,855
2.55%, 11/15/30 (Call 08/15/30)(a)	11,199	10,752,169
3.00%, 02/14/32 (Call 11/14/31)	8,089	8,039,113
3.50%, 11/15/50 (Call 05/15/50)	11,754	11,027,269
3.55%, 08/15/29 (Call 05/15/29)(a)	10,445	10,855,571
3.80%, 08/15/25 (Call 06/15/25)	7,956	8,329,868
4.00%, 11/15/28 (Call 08/15/28)(a)	8,363	8,945,252
4.45%, 08/15/49 (Call 02/15/49)(a)	12,150	13,094,882
4.50%, 11/15/48 (Call 05/15/48)(a)	12,175	13,272,700
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	8,356	8,283,823
2.25%, 04/15/25 (Call 03/15/25)	12,936	13,011,170
2.35%, 02/15/30 (Call 11/15/29)	9,803	9,628,853
2.50%, 04/15/26(a)	10,108	10,326,566
2.95%, 01/15/52 (Call 07/15/51)	14,377	13,578,146
3.38%, 04/15/29 (Call 01/15/29)(a)	10,223	10,811,061
4.00%, 07/01/42	4,083	4,532,147
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	12,339	12,362,234
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	6,175,837
4.10%, 04/15/50 (Call 10/15/49)	8,351	8,367,898
4.80%, 11/18/44 (Call 05/18/44)(a)	1,200	1,302,044
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)(a)	7,594	7,907,467
3.55%, 06/26/25 (Call 04/26/25)(a)	3,642	3,815,523
3.70%, 06/26/28 (Call 03/26/28)(a)	11,050	11,891,919
4.05%, 06/29/48 (Call 12/29/47)(a)	7,982	9,047,816

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.25%, 09/01/35(a)	$3,074	$3,904,834
6.20%, 04/15/38(a)	817	1,138,138
6.50%, 08/15/37(a)	1,020	1,463,836

		992,324,015

Semiconductors — 3.3%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)(a)	7,390	7,031,682
2.10%, 10/01/31 (Call 07/01/31)(a)	7,112	6,751,794
2.80%, 10/01/41 (Call 04/01/41)	9,258	8,502,982
2.95%, 10/01/51 (Call 04/01/51)	10,876	9,935,558
3.50%, 12/05/26 (Call 09/05/26)(a)	7,405	7,809,555
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	9,171	8,582,467
2.75%, 06/01/50 (Call 12/01/49)(a)	8,307	7,482,199
3.30%, 04/01/27 (Call 01/01/27)(a)	14,559	15,202,765
4.35%, 04/01/47 (Call 10/01/46)(a)	9,893	11,399,663
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	6,727	6,874,710
3.88%, 01/15/27 (Call 10/15/26)(a)	34,467	35,876,211
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	9,817	9,225,433
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	25,713	23,714,586
2.60%, 02/15/33 (Call 11/15/32)(c)	19,411	17,665,813
3.14%, 11/15/35 (Call 08/15/35)(a)(c)	30,715	28,446,310
3.15%, 11/15/25 (Call 10/15/25)	14,324	14,581,736
3.19%, 11/15/36 (Call 08/15/36)(a)(c)	20,120	18,630,190
3.42%, 04/15/33 (Call 01/15/33)(c)	22,642	22,087,950
3.46%, 09/15/26 (Call 07/15/26)	16,315	16,822,191
3.47%, 04/15/34 (Call 01/15/34)(c)	34,446	33,391,732
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	29,454	27,138,692
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	16,811	15,654,825
4.11%, 09/15/28 (Call 06/15/28)	21,873	22,970,541
4.15%, 11/15/30 (Call 08/15/30)(a)	25,325	26,555,663
4.25%, 04/15/26 (Call 02/15/26)(a)	17,801	18,787,916
4.30%, 11/15/32 (Call 08/15/32)(a)	19,621	20,664,353
4.70%, 04/15/25 (Call 03/15/25)	10,191	10,827,405
4.75%, 04/15/29 (Call 01/15/29)(a)	21,067	22,892,515
5.00%, 04/15/30 (Call 01/15/30)	13,282	14,693,928
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)(a)	9,012	8,531,722
2.00%, 08/12/31 (Call 05/12/31)(a)	9,466	8,808,368
2.45%, 11/15/29 (Call 08/15/29)	22,891	22,366,927
2.60%, 05/19/26 (Call 02/19/26)(a)	14,162	14,436,345
2.80%, 08/12/41 (Call 02/12/41)(a)	5,058	4,557,160
3.05%, 08/12/51 (Call 02/12/51)(a)	12,681	11,538,314
3.10%, 02/15/60 (Call 08/15/59)	10,348	9,012,349
3.15%, 05/11/27 (Call 02/11/27)(a)	10,092	10,451,600
3.20%, 08/12/61 (Call 02/12/61)	5,438	4,838,921
3.25%, 11/15/49 (Call 05/15/49)	21,436	20,031,657
3.40%, 03/25/25 (Call 02/25/25)(a)	7,384	7,653,975
3.70%, 07/29/25 (Call 04/29/25)(a)	19,456	20,368,698
3.73%, 12/08/47 (Call 06/08/47)(a)	20,178	20,311,921
3.75%, 03/25/27 (Call 01/25/27)(a)	8,804	9,356,041
3.90%, 03/25/30 (Call 12/25/29)(a)	12,106	13,035,954
4.00%, 12/15/32(a)	6,687	7,344,555
4.10%, 05/19/46 (Call 11/19/45)	10,802	11,507,106
4.10%, 05/11/47 (Call 11/11/46)	11,151	11,882,294
4.60%, 03/25/40 (Call 09/25/39)(a)	7,509	8,524,275
4.75%, 03/25/50 (Call 09/25/49)(a)	22,436	26,304,556
4.80%, 10/01/41(a)	8,711	10,225,602

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 07/29/45 (Call 01/29/45)(a)	$9,358	$11,080,240
4.95%, 03/25/60 (Call 09/25/59)(a)	9,816	12,050,577
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	6,719	6,343,022
4.10%, 03/15/29 (Call 12/15/28)(a)	9,691	10,466,186
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	10,321	9,663,796
2.88%, 06/15/50 (Call 12/15/49)(a)	7,800	6,966,976
3.75%, 03/15/26 (Call 01/15/26)	7,101	7,510,537
4.00%, 03/15/29 (Call 12/15/28)(a)	9,475	10,263,302
4.88%, 03/15/49 (Call 09/15/48)(a)	6,775	8,198,859
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	7,139	6,883,993
2.95%, 04/15/31 (Call 01/15/31)	7,962	7,665,625
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	14,181	14,544,200
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	12,085	11,305,730
4.19%, 02/15/27 (Call 12/15/26)(a)	9,111	9,627,264
4.66%, 02/15/30 (Call 11/15/29)	7,184	7,758,570
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	14,424	13,626,856
2.00%, 06/15/31 (Call 03/15/31)(a)	13,069	12,284,796
2.85%, 04/01/30 (Call 01/01/30)	14,340	14,503,054
3.20%, 09/16/26 (Call 06/16/26)(a)	8,920	9,303,244
3.50%, 04/01/40 (Call 10/01/39)	9,040	9,273,954
3.50%, 04/01/50 (Call 10/01/49)(a)	19,784	20,435,123
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(c)	12,373	11,559,307
2.65%, 02/15/32 (Call 11/15/31)(a)(c)	7,652	7,195,684
3.25%, 05/11/41 (Call 11/11/40)(a)(c)	8,689	7,966,303
3.40%, 05/01/30 (Call 02/01/30)(c)	8,033	8,099,787
3.88%, 06/18/26 (Call 04/18/26)(a)(c)	10,174	10,648,806
4.30%, 06/18/29 (Call 03/18/29)(c)	11,250	11,983,846
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	2,138	2,189,282
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	8,963	8,320,496
1.65%, 05/20/32 (Call 02/20/32)	11,918	10,734,814
2.15%, 05/20/30 (Call 02/20/30)	11,373	10,917,650
3.25%, 05/20/27 (Call 02/20/27)(a)	20,678	21,539,162
3.25%, 05/20/50 (Call 11/20/49)(a)	8,666	8,509,457
3.45%, 05/20/25 (Call 02/20/25)(a)	10,916	11,331,721
4.30%, 05/20/47 (Call 11/20/46)	16,339	18,503,656
4.65%, 05/20/35 (Call 11/20/34)(a)	9,412	10,912,065
4.80%, 05/20/45 (Call 11/20/44)	15,864	18,904,616
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	1,184	1,163,790
1.75%, 05/04/30 (Call 02/04/30)	8,186	7,709,423
2.25%, 09/04/29 (Call 06/04/29)	7,472	7,371,659
3.88%, 03/15/39 (Call 09/15/38)	5,444	5,909,618
4.15%, 05/15/48 (Call 11/15/47)	14,490	16,407,672

		1,188,924,423

Software — 3.8%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	13,741	11,572,334
3.40%, 09/15/26 (Call 06/15/26)(a)	6,356	6,648,094
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	9,588	9,539,361
2.30%, 02/01/30 (Call 11/01/29)(a)	14,098	13,713,450
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	11,771	10,888,841

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	$11,166	$10,494,044
2.90%, 12/01/29 (Call 09/01/29)(a)	9,976	9,772,567
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)(a)	8,117	7,986,428
3.30%, 03/01/30 (Call 12/01/29)(a)	6,550	6,590,845
4.50%, 12/01/27 (Call 09/01/27)	8,721	8,969,164
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	12,915	12,189,985
1.65%, 03/01/28 (Call 01/01/28)(a)	7,760	7,179,744
2.25%, 03/01/31 (Call 12/01/30)(a)	16,663	15,259,129
3.10%, 03/01/41 (Call 09/01/40)(a)	6,266	5,623,061
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	9,180	8,971,230
2.65%, 06/01/30 (Call 03/01/30)(a)	11,642	11,093,124
3.20%, 07/01/26 (Call 05/01/26)	21,811	22,280,251
3.50%, 07/01/29 (Call 04/01/29)(a)	30,071	30,468,839
3.85%, 06/01/25 (Call 03/01/25)(a)	7,537	7,837,515
4.20%, 10/01/28 (Call 07/01/28)	12,447	13,253,886
4.40%, 07/01/49 (Call 01/01/49)(a)	20,869	22,206,958
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	37,168	37,706,367
2.53%, 06/01/50 (Call 12/01/49)	61,636	54,698,566
2.68%, 06/01/60 (Call 12/01/59)	36,802	32,352,693
2.92%, 03/17/52 (Call 09/17/51)	60,771	57,999,642
3.04%, 03/17/62 (Call 09/17/61)	21,577	20,573,818
3.13%, 11/03/25 (Call 08/03/25)(a)	26,950	27,961,679
3.30%, 02/06/27 (Call 11/06/26)(a)	36,909	39,018,390
3.45%, 08/08/36 (Call 02/08/36)(a)	18,962	20,350,051
3.50%, 02/12/35 (Call 08/12/34)(a)	15,372	16,591,622
3.70%, 08/08/46 (Call 02/08/46)(a)	24,481	26,483,727
4.10%, 02/06/37 (Call 08/06/36)(a)	9,879	11,250,163
4.25%, 02/06/47 (Call 08/06/46)(a)	12,791	15,101,780
4.45%, 11/03/45 (Call 05/03/45)(a)	2,621	3,135,638
4.50%, 02/06/57 (Call 08/06/56)(a)	4,329	5,392,160
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(a)	27,825	26,648,033
2.30%, 03/25/28 (Call 01/25/28)	15,415	14,655,950
2.50%, 04/01/25 (Call 03/01/25)	30,345	30,286,349
2.65%, 07/15/26 (Call 04/15/26)	27,728	27,538,524
2.80%, 04/01/27 (Call 02/01/27)(a)	21,780	21,622,748
2.88%, 03/25/31 (Call 12/25/30)	31,250	29,747,272
2.95%, 05/15/25 (Call 02/15/25)(a)	21,200	21,397,230
2.95%, 04/01/30 (Call 01/01/30)(a)	31,812	30,774,760
3.25%, 11/15/27 (Call 08/15/27)(a)	24,696	24,972,842
3.60%, 04/01/40 (Call 10/01/39)(a)	28,470	25,796,371
3.60%, 04/01/50 (Call 10/01/49)	42,203	36,576,361
3.65%, 03/25/41 (Call 09/25/40)	22,975	20,812,738
3.80%, 11/15/37 (Call 05/15/37)	16,260	15,438,998
3.85%, 07/15/36 (Call 01/15/36)	13,100	12,647,945
3.85%, 04/01/60 (Call 10/01/59)	35,942	30,903,701
3.90%, 05/15/35 (Call 11/15/34)	12,736	12,569,029
3.95%, 03/25/51 (Call 09/25/50)	31,500	28,810,533
4.00%, 07/15/46 (Call 01/15/46)	31,176	28,674,382
4.00%, 11/15/47 (Call 05/15/47)	22,386	20,458,832
4.10%, 03/25/61 (Call 09/25/60)(a)	14,661	13,221,661
4.13%, 05/15/45 (Call 11/15/44)	20,283	19,024,815
4.30%, 07/08/34 (Call 01/08/34)(a)	18,403	18,991,519
4.38%, 05/15/55 (Call 11/15/54)	11,560	11,053,838
4.50%, 07/08/44 (Call 01/08/44)	7,931	7,918,520

Security	Par (000)	Value

Software (continued)
5.38%, 07/15/40(a)	$22,365	$24,633,643
6.13%, 07/08/39	12,490	14,957,206
6.50%, 04/15/38(a)	13,696	16,914,364
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	3,136	2,775,065
4.20%, 09/15/28 (Call 06/15/28)	7,581	8,089,863
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	11,198	10,577,818
1.95%, 07/15/31 (Call 04/15/31)(a)	16,668	15,748,475
2.70%, 07/15/41 (Call 01/15/41)	15,167	13,868,667
2.90%, 07/15/51 (Call 01/15/51)(a)	22,137	20,125,114
3.05%, 07/15/61 (Call 01/15/61)	8,089	7,289,548
3.70%, 04/11/28 (Call 01/11/28)(a)	15,429	16,455,931
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)(a)	19,449	18,451,332
1.80%, 08/15/28 (Call 06/15/28)	10,125	9,368,368
2.20%, 08/15/31 (Call 05/15/31)	13,643	12,492,416
3.90%, 08/21/27 (Call 05/21/27)	11,482	12,007,243
4.50%, 05/15/25 (Call 04/15/25)	1,222	1,293,384
4.70%, 05/15/30 (Call 02/15/30)	9,073	9,949,757

		1,366,696,291

Telecommunications — 7.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	18,200	17,185,252
1.70%, 03/25/26 (Call 03/25/23)	19,772	19,243,368
2.25%, 02/01/32 (Call 11/01/31)(a)	26,000	23,980,804
2.30%, 06/01/27 (Call 04/01/27)	24,482	24,144,447
2.55%, 12/01/33 (Call 09/01/33)(a)	39,239	36,361,789
2.75%, 06/01/31 (Call 03/01/31)(a)	29,417	28,588,764
3.10%, 02/01/43 (Call 08/01/42)	23,715	21,149,250
3.30%, 02/01/52 (Call 08/01/51)(a)	22,299	19,817,480
3.40%, 05/15/25 (Call 02/15/25)	18,614	19,241,178
3.50%, 06/01/41 (Call 12/01/40)	23,675	22,466,479
3.50%, 09/15/53 (Call 03/15/53)	76,519	70,131,860
3.50%, 02/01/61 (Call 08/01/60)(a)	12,796	11,218,476
3.55%, 09/15/55 (Call 03/15/55)	73,038	66,249,410
3.65%, 06/01/51 (Call 12/01/50)(a)	28,739	26,954,751
3.65%, 09/15/59 (Call 03/15/59)	65,868	59,810,133
3.80%, 02/15/27 (Call 11/15/26)(a)	9,059	9,565,735
3.80%, 12/01/57 (Call 06/01/57)(a)	55,644	52,222,100
3.85%, 06/01/60 (Call 12/01/59)(a)	16,724	15,682,660
4.10%, 02/15/28 (Call 11/15/27)(a)	18,652	19,980,049
4.13%, 02/17/26 (Call 11/17/25)(a)	10,618	11,304,311
4.25%, 03/01/27 (Call 12/01/26)(a)	14,506	15,634,053
4.30%, 02/15/30 (Call 11/15/29)	29,629	32,255,078
4.30%, 12/15/42 (Call 06/15/42)(a)	12,042	12,548,637
4.35%, 03/01/29 (Call 12/01/28)	29,015	31,588,715
4.35%, 06/15/45 (Call 12/15/44)(a)	10,446	10,886,382
4.50%, 05/15/35 (Call 11/15/34)(a)	25,079	27,495,720
4.50%, 03/09/48 (Call 09/09/47)	16,448	17,659,369
4.55%, 03/09/49 (Call 09/09/48)(a)	7,821	8,467,512
4.75%, 05/15/46 (Call 11/15/45)(a)	18,427	20,482,919
4.85%, 03/01/39 (Call 09/01/38)(a)	10,053	11,217,222
5.15%, 02/15/50 (Call 08/14/49)	10,913	12,882,784
5.25%, 03/01/37 (Call 09/01/36)(a)	17,321	20,297,725
5.35%, 09/01/40	10,969	12,964,362
5.65%, 02/15/47 (Call 08/15/46)(a)	9,632	11,933,178
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	8,954	8,699,912
4.46%, 04/01/48 (Call 10/01/47)(a)	10,437	11,533,388

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
British Telecommunications PLC, 9.63%, 12/15/30	$25,305	$35,746,481
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	12,715	12,984,657
2.95%, 02/28/26(a)	7,286	7,549,257
5.50%, 01/15/40(a)	20,472	26,348,950
5.90%, 02/15/39	22,378	29,829,579
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)(a)	6,613	6,960,395
5.45%, 11/15/79 (Call 05/19/79)	10,408	12,052,391
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35,856	49,591,813
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	8,798	8,068,675
2.75%, 05/24/31 (Call 02/24/31)	11,224	10,595,646
4.60%, 05/23/29 (Call 02/23/29)	9,101	9,816,429
Orange SA
5.38%, 01/13/42	11,114	13,435,447
5.50%, 02/06/44 (Call 08/06/43)(a)	10,573	13,255,017
9.00%, 03/01/31(a)	22,248	31,844,615
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	10,375	9,402,878
4.30%, 02/15/48 (Call 08/15/47)	6,771	6,685,528
4.35%, 05/01/49 (Call 11/01/48)(a)	12,976	12,924,009
5.00%, 03/15/44 (Call 09/15/43)(a)	8,855	9,578,167
Telefonica Emisiones SA
4.10%, 03/08/27(a)	15,538	16,409,219
4.67%, 03/06/38(a)	6,819	7,054,253
4.90%, 03/06/48(a)	13,093	13,750,495
5.21%, 03/08/47	24,615	26,758,671
5.52%, 03/01/49 (Call 09/01/48)(a)	13,129	14,808,593
7.05%, 06/20/36(a)	20,189	26,218,362
Telefonica Europe BV, 8.25%, 09/15/30(a)	10,216	13,716,523
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	10,000	10,112,577
4.60%, 11/16/48 (Call 05/16/48)(a)	7,032	7,946,157
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)(a)	14,315	13,722,023
2.05%, 02/15/28 (Call 12/15/27)	21,689	20,610,473
2.25%, 11/15/31 (Call 08/15/31)	11,696	10,602,454
2.55%, 02/15/31 (Call 11/15/30)	27,862	26,089,314
2.70%, 03/15/32 (Call 12/15/31)(c)	11,926	11,214,749
3.00%, 02/15/41 (Call 08/15/40)(a)	27,019	23,563,051
3.30%, 02/15/51 (Call 08/15/50)(a)	29,840	25,967,410
3.40%, 10/15/52 (Call 04/15/52)(c)	25,780	22,806,058
3.50%, 04/15/25 (Call 03/15/25)	24,209	24,888,171
3.60%, 11/15/60 (Call 05/15/60)	9,056	7,947,467
3.75%, 04/15/27 (Call 02/15/27)	41,998	43,596,914
3.88%, 04/15/30 (Call 01/15/30)	67,074	69,253,154
4.38%, 04/15/40 (Call 10/15/39)	21,528	22,346,079
4.50%, 04/15/50 (Call 10/15/49)	29,599	30,832,825
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	17,366	16,531,805
1.45%, 03/20/26 (Call 02/20/26)	25,497	24,638,090
1.50%, 09/18/30 (Call 06/18/30)(a)	8,143	7,227,415
1.68%, 10/30/30 (Call 07/30/30)	12,469	11,207,618
1.75%, 01/20/31 (Call 10/20/30)(a)	24,139	21,717,477
2.10%, 03/22/28 (Call 01/22/28)	30,435	29,407,009
2.36%, 03/15/32 (Call 12/15/31)(c)	47,142	44,024,089
2.55%, 03/21/31 (Call 12/21/30)(a)	44,347	42,502,001
2.63%, 08/15/26	23,069	23,186,315

Security	Par (000)	Value

Telecommunications (continued)
2.65%, 11/20/40 (Call 05/20/40)(a)	$34,484	$29,931,422
2.85%, 09/03/41 (Call 03/03/41)	15,081	13,489,709
2.88%, 11/20/50 (Call 05/20/50)(a)	30,646	26,235,823
2.99%, 10/30/56 (Call 04/30/56)	44,600	38,040,156
3.00%, 03/22/27 (Call 01/22/27)(a)	9,561	9,730,262
3.00%, 11/20/60 (Call 05/20/60)(a)	20,450	17,012,705
3.15%, 03/22/30 (Call 12/22/29)(a)	18,526	18,724,191
3.40%, 03/22/41 (Call 09/22/40)(a)	38,926	37,470,588
3.55%, 03/22/51 (Call 09/22/50)(a)	43,394	41,905,330
3.70%, 03/22/61 (Call 09/22/60)(a)	34,738	33,115,638
3.85%, 11/01/42 (Call 05/01/42)(a)	11,158	11,348,927
3.88%, 02/08/29 (Call 11/08/28)(a)	11,294	12,013,544
3.88%, 03/01/52 (Call 09/01/51)	5,000	5,160,875
4.00%, 03/22/50 (Call 09/22/49)	15,068	15,509,254
4.02%, 12/03/29 (Call 09/03/29)(a)	38,694	41,438,732
4.13%, 03/16/27(a)	33,424	35,727,298
4.13%, 08/15/46	16,361	17,332,461
4.27%, 01/15/36(a)	25,441	28,087,833
4.33%, 09/21/28(a)	41,653	45,357,464
4.40%, 11/01/34 (Call 05/01/34)(a)	23,667	26,183,891
4.50%, 08/10/33(a)	29,459	32,747,944
4.52%, 09/15/48(a)	4,067	4,631,376
4.67%, 03/15/55	1,761	2,085,346
4.81%, 03/15/39	1,848	2,151,428
4.86%, 08/21/46	27,905	33,370,526
5.01%, 08/21/54(a)	2,664	3,238,431
5.25%, 03/16/37	14,400	17,357,754
6.55%, 09/15/43(a)	4,553	6,491,805
Vodafone Group PLC
4.13%, 05/30/25(a)	8,501	8,945,573
4.25%, 09/17/50(a)	15,667	16,040,500
4.38%, 05/30/28(a)	24,714	26,722,643
4.38%, 02/19/43(a)	14,403	14,966,247
4.88%, 06/19/49(a)	16,219	18,141,169
5.00%, 05/30/38(a)	10,323	11,715,859
5.25%, 05/30/48(a)	29,956	34,791,246
6.15%, 02/27/37	18,811	23,361,742

		2,619,747,689

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	8,125	8,495,670

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)	7,937	7,696,244
3.55%, 02/15/50 (Call 08/15/49)	9,141	9,271,843
3.90%, 08/01/46 (Call 02/01/46)(a)	6,440	6,847,874
4.05%, 06/15/48 (Call 12/15/47)(a)	7,754	8,445,417
4.13%, 06/15/47 (Call 12/15/46)(a)	7,461	8,200,378
4.15%, 04/01/45 (Call 10/01/44)	9,995	10,851,547
4.15%, 12/15/48 (Call 06/15/48)(a)	7,930	8,760,825
4.45%, 03/15/43 (Call 09/15/42)(a)	7,337	8,280,041
4.55%, 09/01/44 (Call 03/01/44)(a)	8,414	9,611,285
4.90%, 04/01/44 (Call 10/01/43)(a)	9,485	11,392,059
5.75%, 05/01/40 (Call 11/01/39)	8,028	10,301,104
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)(a)	10,609	10,280,877
2.45%, 12/02/31 (Call 09/02/31)(a)	9,596	9,198,085
3.00%, 12/02/41 (Call 06/02/41)(a)	10,851	10,080,579
3.10%, 12/02/51 (Call 06/02/51)	18,168	16,497,045
6.13%, 09/15/2115 (Call 03/15/2115)	8,367	11,086,379

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	$7,505	$7,759,254
3.80%, 03/01/28 (Call 12/01/27)	9,007	9,520,264
3.80%, 11/01/46 (Call 05/01/46)	9,977	10,205,217
4.10%, 03/15/44 (Call 09/15/43)	8,834	9,358,578
4.25%, 03/15/29 (Call 12/15/28)(a)	8,909	9,703,435
4.30%, 03/01/48 (Call 09/01/47)(a)	9,814	10,775,886
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	9,762	9,275,392
3.10%, 08/05/29 (Call 05/05/29)(a)	8,125	8,228,782
3.25%, 04/01/26 (Call 01/01/26)	7,916	8,243,085
3.25%, 05/15/41 (Call 11/15/40)(a)	9,619	8,970,698
4.05%, 02/15/48 (Call 08/15/47)(a)	9,765	9,871,204
4.25%, 05/15/30 (Call 02/15/30)(a)	5,401	5,861,357
4.40%, 01/15/47 (Call 07/15/46)	9,029	9,628,459
4.55%, 04/01/46 (Call 10/01/45)	12,052	13,093,670
4.75%, 11/15/45 (Call 05/15/45)	8,739	9,697,750
4.95%, 10/17/48 (Call 04/17/48)(a)	7,117	8,188,837
5.10%, 01/15/44(a)	7,877	9,107,049
5.25%, 05/15/50 (Call 11/15/49)(a)	13,913	16,671,088
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)(a)	10,236	9,323,620
3.16%, 05/15/55 (Call 11/15/54)	9,387	8,590,538
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	9,285	9,004,340
2.40%, 02/05/30 (Call 11/05/29)(a)	7,561	7,379,054
2.80%, 02/14/32 (Call 12/15/31)	3,986	3,993,214
2.95%, 03/10/52 (Call 09/10/51)(a)	8,216	7,464,657
2.97%, 09/16/62 (Call 03/16/62)(a)	11,564	9,948,234
3.20%, 05/20/41 (Call 11/20/40)(a)	10,923	10,651,278
3.25%, 02/05/50 (Call 08/05/49)(a)	17,301	16,609,548
3.50%, 02/14/53 (Call 08/14/52)	9,306	9,349,216
3.70%, 03/01/29 (Call 12/01/28)(a)	7,728	8,202,293
3.75%, 02/05/70 (Call 08/05/69)(a)	8,104	8,067,594
3.80%, 10/01/51 (Call 04/01/51)(a)	10,580	11,025,124
3.80%, 04/06/71 (Call 10/06/70)	9,456	9,483,998
3.84%, 03/20/60 (Call 09/20/59)	21,172	21,739,221
3.95%, 09/10/28 (Call 06/10/28)(a)	12,396	13,292,407
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	9,080	9,471,244
3.40%, 03/15/29 (Call 12/15/28)(a)	8,450	8,916,568
3.75%, 11/15/47 (Call 05/15/47)	12,341	13,310,299
3.90%, 04/01/25 (Call 03/01/25)(a)	9,465	9,963,712
4.25%, 03/15/49 (Call 09/15/48)	7,377	8,583,277
4.45%, 04/01/30 (Call 01/01/30)	6,520	7,357,984

Security	Par/ Shares (000)	Value

Transportation (continued)
5.30%, 04/01/50 (Call 10/01/49)(a)	$12,168	$16,363,990
6.20%, 01/15/38(a)	14,173	19,164,848
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	16,558	15,879,468
1.50%, 09/22/28 (Call 07/22/28)(a)	20,473	19,482,760
1.80%, 09/22/31 (Call 06/22/31)(a)	21,167	19,828,700
2.50%, 09/22/41 (Call 03/22/41)(a)	26,376	24,170,953
2.65%, 09/22/51 (Call 03/22/51)(a)	28,034	25,653,622

		693,233,348

Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	7,402	7,392,457
6.59%, 10/15/37	7,245	9,803,106

		17,195,563

Total Corporate Bonds & Notes — 98.0% (Cost: $37,836,920,174)		35,114,869,841

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	2,597,932	2,598,451,695
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	203,784	203,784,000

		2,802,235,695

Total Short-Term Investments — 7.8% (Cost: $2,801,803,726)		2,802,235,695

Total Investments in Securities — 105.8% (Cost: $40,638,723,900)		37,917,105,536

Other Assets, Less Liabilities — (5.8)%		(2,094,673,730)

Net Assets — 100.0%		$35,822,431,806

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,257,845,413	$341,579,052	(a)	$—		$(280,050)	$(692,720)	$2,598,451,695	2,597,932	$3,978,981	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	932,584,000	—		(728,800,000	)(a)	—	—	203,784,000	203,784	35,620		—

						$(280,050)	$(692,720)	$2,802,235,695		$4,014,601		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$35,114,869,841	$—	$35,114,869,841
Money Market Funds	2,802,235,695	—	—	2,802,235,695

	$2,802,235,695	$35,114,869,841	$—	$37,917,105,536

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities

February 28, 2022

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$16,340,616,540	$35,114,869,841
Affiliated(c)	2,991,434,472	2,802,235,695
Cash	399,133	—
Receivables:
Investments sold	7,360,310	316,429,517
Securities lending income — Affiliated	673,029	343,751
Capital shares sold	17,118,688	44,084,909
Dividends	3,434	5,427
Interest	231,938,814	334,809,008

Total assets	19,589,544,420	38,612,778,148

LIABILITIES
Bank overdraft	—	3,894,983
Collateral on securities loaned, at value	2,859,723,460	2,597,822,268
Payables:
Investments purchased	52,695,344	185,022,469
Capital shares redeemed	991,745	—
Investment advisory fees	6,360,225	3,606,622

Total liabilities	2,919,770,774	2,790,346,342

NET ASSETS	$16,669,773,646	$35,822,431,806

NET ASSETS CONSIST OF:
Paid-in capital	$19,086,219,034	$38,565,039,969
Accumulated loss	(2,416,445,388)	(2,742,608,163)

NET ASSETS	$16,669,773,646	$35,822,431,806

Shares outstanding	199,700,000	287,700,000

Net asset value	$83.47	$124.51

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$2,764,124,311	$2,552,051,723
(b) Investments, at cost — Unaffiliated	$17,210,885,845	$37,836,920,174
(c) Investments, at cost — Affiliated	$2,991,228,911	$2,801,803,726

See notes to financial statements.

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,711	$—
Dividends — Affiliated	237,548	213,236
Interest — Unaffiliated	797,433,018	929,612,605
Securities lending income — Affiliated — net	7,216,954	3,801,365

Other income — Unaffiliated	1,147,853	—

Total investment income	806,042,084	933,627,206

EXPENSES
Investment advisory fees	97,173,850	55,071,034
Professional fees	390	390

Total expenses	97,174,240	55,071,424

Net investment income	708,867,844	878,555,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	71,199,289	(60,077,384)
Investments — Affiliated	(385,166)	(280,050)
In-kind redemptions — Unaffiliated	154,930,282	728,138,924

Net realized gain	225,744,405	667,781,490

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(876,904,861)	(2,919,661,319)

Investments — Affiliated	(732,598)	(692,720)

Net change in unrealized appreciation (depreciation)	(877,637,459)	(2,920,354,039)

Net realized and unrealized loss	(651,893,054)	(2,252,572,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,974,790	$(1,374,016,767)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/22	02/28/21	02/28/22	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$708,867,844	$1,125,851,046	$878,555,782	$1,362,710,813
Net realized gain	225,744,405	757,857,037	667,781,490	3,777,230,508
Net change in unrealized appreciation (depreciation)	(877,637,459)	582,713,820	(2,920,354,039)	(1,902,016,263)

Net increase (decrease) in net assets resulting from operations	56,974,790	2,466,421,903	(1,374,016,767)	3,237,925,058

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(814,300,808)	(1,193,249,170)	(915,064,580)	(1,367,322,962)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(5,046,604,584)	7,744,232,001	(8,095,864,525)	11,230,017,969

NET ASSETS
Total increase (decrease) in net assets	(5,803,930,602)	9,017,404,734	(10,384,945,872)	13,100,620,065
Beginning of year	22,473,704,248	13,456,299,514	46,207,377,678	33,106,757,613

End of year	$16,669,773,646	$22,473,704,248	$35,822,431,806	$46,207,377,678

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$86.84	$85.71	$85.71	$86.13	$88.08

Net investment income(a)	3.06	3.84	4.19	4.46	4.42
Net realized and unrealized gain (loss)(b)	(2.95)	1.50	0.18	(0.36)	(1.92)

Net increase from investment operations	0.11	5.34	4.37	4.10	2.50

Distributions(c)
From net investment income	(3.48)	(4.21)	(4.37)	(4.52)	(4.45)

Total distributions	(3.48)	(4.21)	(4.37)	(4.52)	(4.45)

Net asset value, end of year	$83.47	$86.84	$85.71	$85.71	$86.13

Total Return(d)
Based on net asset value	0.11%	6.56%	5.14%	4.95%	2.87%

Ratios to Average Net Assets(e)
Total expenses	0.48%	0.48%	0.49%	0.49%	0.49%

Net investment income	3.52%	4.59%	4.83%	5.25%	5.05%

Supplemental Data
Net assets, end of year (000)	$16,669,774	$22,473,704	$13,456,300	$15,341,864	$15,271,455

Portfolio turnover rate(f)	19%	20%	20%	14%	17%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$132.40	$132.27	$115.89	$117.11	$118.42

Net investment income(a)	2.92	3.55	4.17	4.15	3.86
Net realized and unrealized gain (loss)(b)	(7.79)	0.18	16.40	(1.20)	(1.39)

Net increase (decrease) from investment operations	(4.87)	3.73	20.57	2.95	2.47

Distributions(c)
From net investment income	(3.02)	(3.60)	(4.19)	(4.17)	(3.78)

Total distributions	(3.02)	(3.60)	(4.19)	(4.17)	(3.78)

Net asset value, end of year	$124.51	$132.40	$132.27	$115.89	$117.11

Total Return(d)
Based on net asset value	(3.76)%	2.83%	18.03%	2.64%	2.06%

Ratios to Average Net Assets(e)
Total expenses	0.14%	0.14%	0.14%	0.15%	0.15%

Net investment income	2.21%	2.66%	3.35%	3.62%	3.22%

Supplemental Data
Net assets, end of year (000)	$35,822,432	$46,207,378	$33,106,758	$32,519,973	$32,662,280

Portfolio turnover rate(f)	14%	14%	13%	10%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$176,881,035	$176,881,035		$—	$—
Barclays Capital, Inc.	67,831,034	67,831,034		—	—
BMO Capital Markets Corp.	45,161,604	45,161,604		—	—
BNP Paribas SA	550,363,201	550,363,201		—	—
BofA Securities, Inc.	74,327,383	74,327,383		—	—
Citadel Clearing LLC	25,199,873	25,199,873		—	—
Citigroup Global Markets, Inc.	145,401,200	145,401,200		—	—
Credit Suisse Securities (USA) LLC	14,432,773	14,432,773		—	—
Deutsche Bank Securities, Inc.	76,151,624	76,151,624		—	—
Goldman Sachs & Co. LLC	508,358,308	508,358,308		—	—
HSBC Securities (USA), Inc.	7,580,121	7,580,121		—	—
J.P. Morgan Securities LLC	584,270,724	584,270,724		—	—
Jefferies LLC	10,537,098	10,537,098		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	20,934,400	20,934,400		—	—
Morgan Stanley	130,150,490	130,150,490		—	—
Nomura Securities International, Inc.	54,556,869	54,556,869		—	—
Pershing LLC	2,655,496	2,655,496		—	—
RBC Capital Markets LLC	175,687,647	175,687,647		—	—
Scotia Capital (USA), Inc.	24,515,933	24,515,933		—	—
State Street Bank & Trust Co.	7,660,802	7,660,802		—	—
Toronto Dominion Bank	5,066,082	5,066,082		—	—
UBS AG	4,432,366	4,432,366		—	—
Wells Fargo Bank N.A.	5,604,332	5,604,332		—	—
Wells Fargo Securities LLC	46,363,916	46,363,916		—	—

	$2,764,124,311	$2,764,124,311		$—	$—

iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$250,657,734	$250,657,734		$—	$—
Barclays Capital, Inc.	59,974,885	59,974,885		—	—
BMO Capital Markets Corp.	3,052,124	3,052,124		—	—
BNP Paribas SA	299,978,117	299,978,117		—	—
BofA Securities, Inc.	109,507,560	109,507,560		—	—
Citadel Clearing LLC	4,949,303	4,949,303		—	—
Citigroup Global Markets, Inc.	36,554,598	36,554,598		—	—
Credit Suisse Securities (USA) LLC	76,528,191	76,528,191		—	—
Deutsche Bank Securities, Inc.	109,390,948	109,390,948		—	—
Goldman Sachs & Co. LLC	214,809,414	214,809,414		—	—
HSBC Securities (USA), Inc.	276,573,319	276,573,319		—	—
J.P. Morgan Securities LLC	332,048,950	332,048,950		—	—
Jefferies LLC	3,138,887	3,138,887		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	78,195,549	78,195,549		—	—
Morgan Stanley	190,081,712	190,081,712		—	—
Nomura Securities International, Inc.	19,639,285	19,639,285		—	—
Pershing LLC	25,778,842	25,778,842		—	—
RBC Capital Markets LLC	388,612,429	388,612,429		—	—
Scotia Capital (USA), Inc.	19,947,514	19,947,514		—	—
State Street Bank & Trust Co.	8,040,096	8,040,096		—	—
TD Securities (USA) LLC	13,607,423	13,607,423		—	—
Toronto Dominion Bank	7,013,903	7,013,903		—	—
Wells Fargo Securities LLC	23,970,940	23,970,940		—	—

	$2,552,051,723	$2,552,051,723		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

iBoxx $ High Yield Corporate Bond	$2,685,968
iBoxx $ Investment Grade Corporate Bond	1,628,888

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

iBoxx $ High Yield Corporate Bond	$27,733,998	$133,672,381	$(3,460,955)
iBoxx $ Investment Grade Corporate Bond	104,307,159	39,189,504	(806,781)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

iBoxx $ High Yield Corporate Bond	$4,893,998,983	$3,701,110,505
iBoxx $ Investment Grade Corporate Bond	5,792,596,417	5,410,555,153

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

iBoxx $ High Yield Corporate Bond	$30,306,324,917	$36,268,783,874
iBoxx $ Investment Grade Corporate Bond	43,590,475,508	51,393,965,457

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

iBoxx $ High Yield Corporate Bond	$153,982,276	$(153,982,276)
iBoxx $ Investment Grade Corporate Bond	724,183,841	(724,183,841)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

iBoxx $ High Yield Corporate Bond
Ordinary income	$814,300,808	$1,193,249,170

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$915,064,580	$1,367,322,962

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (continued)

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

iBoxx $ High Yield Corporate Bond	$66,886,565	$(1,538,239,704)	$(945,092,249)	$(2,416,445,388)
iBoxx $ Investment Grade Corporate Bond	74,184,199	(81,641,410)	(2,735,150,952)	(2,742,608,163)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and the classification of investments.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

iBoxx $ High Yield Corporate Bond	$20,277,143,261	$75,467,574	$(1,020,559,823)	$(945,092,249)
iBoxx $ Investment Grade Corporate Bond	40,652,256,488	14,233,782	(2,749,384,734)	(2,735,150,952)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

iBoxx $ High Yield Corporate Bond
Shares sold	368,200,000	$31,872,052,303	532,200,000	$43,910,769,738
Shares redeemed	(427,300,000)	(36,918,656,887)	(430,400,000)	(36,166,537,737)

Net increase (decrease)	(59,100,000)	$(5,046,604,584)	101,800,000	$7,744,232,001

iBoxx $ Investment Grade Corporate Bond
Shares sold	337,600,000	$44,475,136,382	398,200,000	$51,392,493,722
Shares redeemed	(398,900,000)	(52,571,000,907)	(299,500,000)	(40,162,475,753)

Net increase (decrease)	(61,300,000)	$(8,095,864,525)	98,700,000	$11,230,017,969

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade

Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended February 28, 2022:

iShares ETF	Qualified Dividend Income

iBoxx $ High Yield Corporate Bond	$6,713

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

iBoxx $ High Yield Corporate Bond	$15,459

iBoxx $ Investment Grade Corporate Bond	12,899

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

iBoxx $ High Yield Corporate Bond	$791,856,873

iBoxx $ Investment Grade Corporate Bond	889,186,816

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends

iBoxx $ High Yield Corporate Bond	$645,761,068

iBoxx $ Investment Grade Corporate Bond	819,616,155

I M P O R T A N T T A X I N F O R M A T I O N	69

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

iBoxx $ High Yield Corporate Bond	$3.484417	$—	$—	$3.484417	100%	—%	—%	100%
iBoxx $ Investment Grade Corporate Bond	3.020238	—	—	3.020238	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

S U P P L E M E N T A L I N F O R M A T I O N	71

Supplemental Information (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the company to its staff which has been attributed to the funds in respect of the company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration

iBoxx $ High Yield Corporate Bond	$1,903,511	$ 890,016	$1,013,495	661	$232,994	$24,080
iBoxx $ Investment Grade Corporate Bond	3,468,830	1,621,905	1,846,925	661	424,592	43,881

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)   Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his paffiliations with BlackRock, Inc. and its affiliates.

(b)   Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	73

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	75

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	77

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•  iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca

•  iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -2.64% in this interval.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.13% at the beginning of the period to 1.43% by February 28, 2022. Longer-dated bonds, where prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.41% to 1.83% over the 12-month interval, while the 30-year bond stayed even around 2.15%.

Investment-grade corporate bonds experienced a loss and lagged the broader market. Corporate issues performed reasonably well through most of 2021, when the generally favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. However, corporates gave up all of their previous gains in January and February 2022 after the start of the Russia-Ukraine conflict fueled a spike in the market’s aversion to risk.

Securitized assets also posted negative returns, underperforming Treasuries but finishing slightly ahead of corporate bonds. Although the housing market remained robust, mortgage-backed securities—which make up the bulk of the category—nonetheless lost ground in the environment of rising interest rates.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg U.S. Universal 5-10 Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 5-10 Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.07)%	2.62%	2.27%	(3.07)%	13.82%	12.68%
Fund Market	(2.97)	2.65	2.26	(2.97)	13.99	12.63
Index	(2.91)	2.75	2.38	(2.91)	14.53	13.35

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 959.00	$ 0.24		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	41.3%
Aa	16.5
A	20.4
Baa	11.4
Ba	4.1
B	3.2
Caa	0.8
Ca	0.1
Not Rated	2.2

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

U.S. Government & Agency Obligations	72.0%
Corporate Bonds & Notes	26.3
Foreign Government Obligations	3.4
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.1
Asset-Backed Securities	0.1
TBA Sales Commitments	(3.1)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg U.S. Universal 10+ Year Index (the “Index”) (formerly the Bloomberg Barclays U.S. Universal 10+ Year Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns

	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(3.23)%	5.25%	4.77%	(3.23)%	29.17%	59.42%
Fund Market	(2.85)	5.24	4.86	(2.85)	29.07	60.67
Index	(3.19)	5.33	4.89	(3.19)	29.64	61.23

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 22, 2012 reflects the performance of the ICE BofA 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 919.10	$ 0.29		$ 1,000.00	$ 1,024.50	$ 0.30		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)

Aaa	39.8%
Aa	6.8
A	19.5
Baa	27.3
Ba	3.5
B	1.1
Caa	0.3
Ca	0.3
Not Rated	1.4

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)

Corporate Bonds & Notes	51.5%
U.S. Government & Agency Obligations	37.7
Foreign Government Obligations	7.9
Municipal Debt Obligations	2.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$50	$48,722

Total Asset-Backed Securities — 0.0% (Cost: $49,999)		48,722

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	200	215,072
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 01/15/29)	50	53,652
Citigroup Commercial Mortgage Trust
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	100	109,653
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 10/10/29)	340	344,306
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	110	113,671
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	125	132,758
Wells Fargo Commercial Mortgage Trust 4.01%, 03/15/51 (Call 02/15/28)(a)	250	266,554
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	30	29,070

		1,264,736

Total Collaterized Mortgage Obligations — 1.2% (Cost: $1,276,713)		1,264,736

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	10	10,076
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	15	14,981
7.50%, 06/01/29 (Call 06/01/24)(b)	10	10,379
7.75%, 04/15/28 (Call 04/15/24)(b)	10	10,437
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	10	10,968
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,693
3.75%, 02/15/28 (Call 02/15/23)	10	9,645
4.00%, 02/15/30 (Call 02/15/25)	5	4,817
4.88%, 01/15/29 (Call 01/15/24)	5	5,022
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	5	4,976
Midas OpCo Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	10	9,819
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	5	4,427
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	5	4,763
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,745
5.00%, 08/15/27 (Call 08/15/22)(b)	10	9,911
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	15,436

		135,095

Aerospace & Defense — 0.3%
Boeing Co. (The), 5.15%, 05/01/30 (Call 02/01/30)	75	82,773

Security	Par (000)	Value

Aerospace & Defense (continued)
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)	$10	$9,563
7.88%, 04/15/27 (Call 04/15/22)(b)	15	15,207
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	10	9,677
4.13%, 04/15/29 (Call 04/15/24)(b)	5	4,845
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	31,941
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	5	4,757
6.75%, 01/15/28	10	11,127
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	9,931
4.40%, 06/15/28 (Call 03/15/28)	39	42,171
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	29	29,763
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	60	64,859
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	10	9,536
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	10	9,445
4.88%, 05/01/29 (Call 05/01/24)	10	9,569
5.50%, 11/15/27 (Call 11/15/22)	25	24,902
7.50%, 03/15/27 (Call 03/31/22)	5	5,192

		375,258

Agriculture — 0.2%
Alliant Energy Finance LLC, 3.60%, 03/01/32 (Call 12/01/31)(b)	10	10,108
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	17	18,400
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	40	37,345
3.46%, 09/06/29 (Call 06/06/29)	20	19,751
3.56%, 08/15/27 (Call 05/15/27)	27	27,253
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	25,948
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	15	15,483
3.38%, 08/15/29 (Call 05/15/29)	50	51,470
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	10	9,277

		215,035

Airlines — 0.2%
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	22	23,297
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	25	25,549
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	7	6,574
Series 2016-2, Class AA, 3.20%, 12/15/29	4	3,755
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(c)	10	9,497
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	26,050
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	25,740
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	24,411
United Airlines Pass Through Trust
Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,864
Series 2020-1, Class A, 5.88%, 04/15/29	52	55,337

		204,074

Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	5	4,261
4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,401
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	5	4,666
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	9	9,417

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/31/22)(b)	$5	$5,094
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	5	4,597

		32,436

Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	10	9,281
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,000
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,251
American Honda Finance Corp., 3.50%, 02/15/28	16	16,774
BMW U.S. Capital LLC
3.75%, 04/12/28 (Call 01/12/28)(b)	25	26,579
4.15%, 04/09/30 (Call 01/09/30)(b)	40	43,551
Daimler Finance North America LLC, 8.50%, 01/18/31	60	85,119
Ford Holdings LLC, 9.30%, 03/01/30	10	13,008
Ford Motor Co.
6.38%, 02/01/29	5	5,379
6.63%, 10/01/28	5	5,633
7.45%, 07/16/31	15	18,615
9.63%, 04/22/30 (Call 01/22/30)	5	6,822
Ford Motor Credit Co. LLC
3.63%, 06/17/31 (Call 03/17/31)	15	14,434
4.00%, 11/13/30 (Call 08/13/30)	20	19,835
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	43,639
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	40	41,215
5.65%, 01/17/29 (Call 10/17/28)	40	44,957
Hyundai Capital America, 6.38%, 04/08/30 (Call 01/08/30)(b)	30	35,928
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	5	4,587
5.50%, 07/15/29 (Call 07/15/24)(b)	5	4,770
5.88%, 01/15/28 (Call 01/15/24)(b)	5	4,945
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	25	23,294
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	5	4,771
Toyota Motor Corp., 2.76%, 07/02/29	4	4,026
Toyota Motor Credit Corp., 3.38%, 04/01/30	50	52,363
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	5	4,723

		544,499

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	5	4,740
6.50%, 04/01/27 (Call 04/01/22)	5	5,112
Clarios Global LP/Clarios US Finance Co., 8.50%, 05/15/27 (Call 05/15/22)(b)	15	15,657
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,766
5.63%, 06/15/28 (Call 06/15/23)	15	15,386
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	5,004
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	5	5,000
5.00%, 07/15/29 (Call 04/15/29)(b)	10	9,858
5.25%, 04/30/31 (Call 01/30/31)	10	9,742
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	11	11,467
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(b)	5	5,111
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	4,714

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	$5	$5,007
7.88%, 01/15/29 (Call 01/15/24)(b)	5	5,282
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,595

		111,441

Banks — 4.2%
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	25	22,650
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	65	58,822
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	20	18,559
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	50	47,637
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	30	28,465
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	50	47,843
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	40	39,198
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	30	29,398
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	40	40,047
3.25%, 10/21/27 (Call 10/21/26)	85	86,959
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	35	35,827
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	25	25,813
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	50	52,460
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	46	49,041
Series L, 4.18%, 11/25/27 (Call 11/25/26)	40	42,031
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	25	23,896
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	35	35,861
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	40	40,382
3.40%, 01/29/28 (Call 10/29/27)	5	5,236
3.85%, 04/28/28	5	5,350
Series J, 1.90%, 01/25/29 (Call 11/25/28)	50	47,960
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	170	184,770
BNP Paribas SA, 3.05%, 01/13/31 (Call 01/13/30)(a)(b)	200	194,540
Citigroup Inc.
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	60	59,240
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	25	25,220
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	45	46,242
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	25	25,874
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	40	42,114
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	27	28,449
4.13%, 07/25/28	25	26,263
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	60	65,132
4.45%, 09/29/27	50	53,423
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	20	19,167
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	40	42,925
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	54,102
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	210	219,009

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/New York NY, 3.73%, 01/14/32 (Call 10/14/30)(a)	$15	$14,156
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	26,523
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,712
Goldman Sachs Group Inc. (The)
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	50	46,359
2.60%, 02/07/30 (Call 11/07/29)	50	48,078
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	30	28,454
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	50	49,183
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	30	31,070
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	35	36,327
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	45	47,700
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	207,306
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	40	38,898
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	10	8,985
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	50	48,003
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	70	66,884
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	85	81,445
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	55	53,734
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	60	58,250
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	30	30,809
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	50	52,694
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	40	42,606
KeyCorp., 2.55%, 10/01/29	25	24,313
KfW, 1.75%, 09/14/29	40	39,561
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	30	30,960
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31), (SOFR + 1.440%)(a)(b)	20	18,746
4.65%, 03/27/29 (Call 03/27/28), (3 mo. LIBOR US + 1.727%)(a)(b)	10	10,792
5.03%, 01/15/30 (Call 01/15/29), (3 mo. LIBOR US + 1.750%)(a)(b)	25	27,611
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	65	67,969
4.05%, 09/11/28	35	37,255
Mizuho Financial Group Inc., 2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	200	191,200
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	10	8,936
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	80	77,546
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	50	48,946
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	50	51,654
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	60	61,991
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	50	51,903
Northern Trust Corp., 1.95%, 05/01/30 (Call 02/01/30)	10	9,512
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	55	54,082
3.45%, 04/23/29 (Call 01/23/29)	30	31,489
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	37,464

Security	Par (000)	Value

Banks (continued)
Santander Holdings USA Inc., 4.40%, 07/13/27 (Call 04/14/27)	$10	$10,510
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(d)	200	212,508
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	33	32,799
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	35	36,320
4.31%, 10/16/28	5	5,419
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	10	9,056
2.10%, 05/15/28 (Call 03/15/28)	5	4,787
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	50	53,016
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	32	32,294
UniCredit SpA, 5.46%, 06/30/35 (Call 06/30/30)(a)(b)	15	14,908
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	26,880
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	60	57,592
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	50	49,213
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	30	30,389
4.15%, 01/24/29 (Call 10/24/28)	65	69,267
4.30%, 07/22/27	40	42,700
Westpac Banking Corp.
2.67%, 11/15/35 (Call 11/15/30)(a)	10	9,051
4.11%, 07/24/34 (Call 07/24/29)(a)	51	52,541

		4,524,261

Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	30	31,350
4.00%, 04/13/28 (Call 01/13/28)	37	39,444
4.75%, 01/23/29 (Call 10/23/28)	35	38,950
Coca-Cola Co. (The)
1.00%, 03/15/28	50	46,265
2.13%, 09/06/29	55	53,642
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	20,022
4.65%, 11/15/28 (Call 08/15/28)	25	27,314
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	7,226
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	50	50,579
3.43%, 06/15/27 (Call 03/15/27)	5	5,183
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	9,324
2.63%, 07/29/29 (Call 04/29/29)	5	5,056
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	10	9,317
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	10	9,220

		352,892

Biotechnology — 0.1%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	75	72,412
3.20%, 11/02/27 (Call 08/02/27)	2	2,064
3.35%, 02/22/32 (Call 11/22/31)	10	10,199
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	15	13,730
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	10	8,922

		107,327

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	10	10,035
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	10	10,304

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(b)	$5	$5,126
6.75%, 06/01/27 (Call 06/01/22)(b)	5	5,195
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	40	38,897
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	5	4,786
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)	5	4,505
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	20	20,297
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	15	14,930
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 12/15/22)(b)	10	9,721
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,680
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	35	36,778
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)	5	4,639
New Enterprise Stone & Lime Co. Inc., 9.75%, 07/15/28 (Call 07/15/23)(b)	5	5,168
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	26,206
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	4,567
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	5	4,702
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	10	10,000
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	10	8,914
4.38%, 07/15/30 (Call 07/15/25)(b)	15	14,164
4.75%, 01/15/28 (Call 01/15/23)(b)	10	9,818
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	10	10,056
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)	5	4,332

		267,820

Chemicals — 0.8%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	30	28,672
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,277
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,631
5.75%, 11/15/28 (Call 11/15/23)(b)	15	14,742
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	219,202
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	5,016
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)(c)	5	4,534
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	40	44,654
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	30	33,226
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)	25	23,584
3.25%, 12/01/27 (Call 09/01/27)	30	31,431
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	9,496
Equate Petrochemical BV, 2.63%, 04/28/28 (Call 01/28/28)(d)	200	189,278
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	10	9,520
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	10,607
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	10	10,542
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,708
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	5	5,424
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	20	20,352
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	10	9,829
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	10	10,566
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	10	10,425

Security	Par (000)	Value

Chemicals (continued)
PMHC II Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)	$5	$4,857
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	19,973
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	19,497
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	10	9,544
6.63%, 05/01/29 (Call 05/01/24)(b)	5	4,735
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,028
3.45%, 06/01/27 (Call 03/01/27)	35	36,416
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)	5	4,740
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	15	14,167
Unifrax Escrow Issuer Corp.
5.25%, 09/30/28 (Call 09/30/24)(b)	10	9,625
7.50%, 09/30/29 (Call 09/30/24)(b)	5	4,564
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,740
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	5	4,979
5.63%, 08/15/29 (Call 08/15/24)(b)	10	9,608
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	6,461

		869,650

Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,802

Commercial Services — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(b)	10	9,460
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	10	8,938
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	10	9,351
9.75%, 07/15/27 (Call 07/15/22)(b)	5	5,250
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	15	14,176
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,747
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,603
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	10	8,983
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	4,944
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	5	4,782
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	10	9,832
5.75%, 07/15/27 (Call 07/15/22)(b)	5	5,038
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(b)	15	14,090
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	10	9,757
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	5	4,718
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)	5	4,771
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	5	5,153
Garda World Security Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,582
9.50%, 11/01/27 (Call 11/01/22)(b)	10	10,357
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,857
3.75%, 10/01/30 (Call 10/01/25)(b)	10	9,725
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	10	9,624
4.45%, 06/01/28 (Call 03/01/28)	10	10,712
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	20	18,556
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	10	10,283
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	10	9,323
IHS Markit Ltd., 4.75%, 08/01/28 (Call 05/01/28)	10	11,202

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	$20	$19,123
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,678
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,186
4.25%, 02/01/29 (Call 11/01/28)	5	5,412
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	10	9,671
5.75%, 11/01/28 (Call 11/01/23)(b)	10	9,023
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	10	9,651
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	5	4,496
5.63%, 10/01/28 (Call 10/01/23)(b)	15	14,513
5.88%, 10/01/30 (Call 10/01/25)(b)	10	9,688
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	40	38,138
2.85%, 10/01/29 (Call 07/01/29)	10	9,967
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,373
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	10	9,262
6.25%, 01/15/28 (Call 01/15/23)(b)	10	9,652
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	25	25,019
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	4,788
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	5	5,753
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	50	49,074
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	9,241
4.00%, 05/15/31 (Call 05/15/26)	15	14,349
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	5	5,038
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,702
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	25	24,091
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,143
3.88%, 02/15/31 (Call 08/15/25)	15	14,500
4.00%, 07/15/30 (Call 07/15/25)	10	9,826
4.88%, 01/15/28 (Call 01/15/23)	25	25,519
5.50%, 05/15/27 (Call 05/15/22)	5	5,164
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	30	31,985
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,224

		634,063

Computers — 0.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	5	4,736
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	50	47,199
1.65%, 05/11/30 (Call 02/11/30)	30	28,054
1.70%, 08/05/31 (Call 05/05/31)(c)	50	46,364
2.20%, 09/11/29 (Call 06/11/29)	10	9,813
2.90%, 09/12/27 (Call 06/12/27)	40	41,249
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	5	4,913
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,878
4.00%, 07/01/29 (Call 07/01/24)(b)	5	4,925
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)	20	19,246
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	10	9,374
Dell Inc., 7.10%, 04/15/28	5	5,836
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (Call 05/15/27)	25	28,802
6.20%, 07/15/30 (Call 04/15/30)	25	29,601

Security	Par (000)	Value

Computers (continued)
HP Inc., 3.40%, 06/17/30 (Call 03/17/30)	$40	$40,370
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	5	4,968
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	35	31,917
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	10	9,829
5.13%, 04/15/29 (Call 04/15/24)(b)	10	9,886
5.25%, 10/01/30 (Call 10/01/25)(b)	10	9,666
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	5	4,883
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	7	6,739
4.13%, 01/15/31 (Call 10/15/30)	10	9,558
4.88%, 06/01/27 (Call 03/01/27)	5	5,163
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	5	5,282

		423,251

Cosmetics & Personal Care — 0.2%
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,864
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	5	4,705
5.50%, 06/01/28 (Call 06/01/23)(b)(c)	10	10,082
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,911
Procter & Gamble Co. (The)
2.30%, 02/01/32	50	49,634
2.85%, 08/11/27	10	10,354
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	80	76,971

		161,521

Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,745
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)	5	4,753
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	15	14,033
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	5	4,494
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(b)	5	4,975

		33,000

Diversified Financial Services — 1.2%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	5	5,057
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	45	41,439
3.63%, 12/01/27 (Call 09/01/27)	25	25,376
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	5	4,953
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(b)	20	18,765
2.75%, 02/21/28 (Call 12/21/27)(b)	40	37,714
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	40	36,997
3.15%, 10/02/27 (Call 07/02/27)(b)	25	25,410
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	70	75,270
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	35	31,374
3.80%, 01/31/28 (Call 12/31/27)	25	26,070
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	25	23,085
3.20%, 01/25/28 (Call 10/25/27)	25	26,022
3.25%, 05/22/29 (Call 02/22/29)	5	5,147
4.00%, 02/01/29 (Call 11/01/28)	5	5,395

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
China Cinda Finance 2017 I Ltd., 4.75%, 02/08/28(d)	$200	$212,284
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	28,189
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	30	32,122
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	10	9,105
3.63%, 10/01/31 (Call 10/01/26)(b)	5	4,409
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	10	8,875
GPS Hospitality Holding Co LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	5	4,184
Intercontinental Exchange Inc., 3.10%, 09/15/27 (Call 06/15/27)	5	5,134
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	9,649
Jefferies Group LLC, 6.45%, 06/08/27	15	17,577
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	4,456
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	10	9,710
4.38%, 05/15/31 (Call 05/15/26)(b)	5	4,881
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	14	14,387
3.35%, 03/26/30 (Call 12/26/29)	50	52,459
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(b)	15	14,643
Morgan Stanley Domestic Holdings Inc., 3.80%, 08/24/27 (Call 05/24/27)	25	26,144
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	4,712
5.50%, 08/15/28 (Call 08/15/23)(b)	10	9,997
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	5	4,853
5.50%, 03/15/29 (Call 06/15/28)	10	9,475
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,840
6.88%, 08/15/28 (Call 08/15/23)(b)	17	15,795
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	36	39,049
OneMain Finance Corp., 5.38%, 11/15/29 (Call 05/15/29)	25	25,152
ORIX Corp., 3.70%, 07/18/27	25	26,204
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,920
5.75%, 09/15/31 (Call 09/15/26)(b)	5	4,714
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	193,730
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,864
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	10	9,398
3.88%, 03/01/31 (Call 03/01/26)(b)	10	9,361
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	5	5,158
5.15%, 03/19/29 (Call 12/19/28)	20	21,875
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,595
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)	10	9,526

		1,258,500

Electric — 1.4%
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	10	10,618
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	5,333
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	60	61,288

Security	Par (000)	Value

Electric (continued)
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	$25	$22,788
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	19,839
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	14,639
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,649
5.00%, 02/01/31 (Call 02/01/26)(b)	10	9,232
5.13%, 03/15/28 (Call 03/15/23)(b)	15	14,465
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,348
Clearway Energy Operating LLC, 3.75%, 02/15/31 (Call 02/15/26)(b)	15	13,967
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	37	38,443
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,184
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	40	37,414
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	35	35,932
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	10,692
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	26,783
Series C, 3.38%, 04/01/30 (Call 01/01/30)	40	40,578
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	5	4,901
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,263
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	9,784
Duke Energy Corp., 2.45%, 06/01/30 (Call 03/01/30)	50	47,309
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	25	24,472
Duke Energy Progress LLC, 3.70%, 09/01/28 (Call 06/01/28)	30	31,666
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	25	23,574
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	35	36,031
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	25	26,668
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	40	39,504
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	5,368
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	25	26,511
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	10	9,154
Series B, 4.40%, 07/15/27 (Call 04/15/27)	15	15,509
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	10	9,621
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,262
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	30	31,213
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	10	9,851
3.35%, 11/15/27 (Call 08/15/27)	5	5,156
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	40	38,464
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	5	4,830
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	53,254
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	6,366
National Rural Utilities Cooperative Finance Corp., 2.40%, 03/15/30 (Call 12/15/29)	40	38,540
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	25	23,232
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	49,039
3.80%, 03/15/82 (Call 03/15/27)(a)	15	14,044

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (Call 06/15/27)(b)	$10	$10,104
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	5	5,315
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	15	13,925
3.63%, 02/15/31 (Call 02/15/26)(b)	10	9,203
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	10,287
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	5,250
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	30	29,890
3.70%, 11/15/28 (Call 08/15/28)	5	5,316
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	40,049
4.55%, 07/01/30 (Call 01/01/30)	45	46,259
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	10	9,782
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	10	9,884
5.25%, 07/01/30 (Call 07/01/25)	10	9,926
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	4,831
Public Service Co. of Colorado, 3.70%, 06/15/28 (Call 12/15/27)	25	26,484
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	40	37,126
3.70%, 05/01/28 (Call 02/01/28)	30	31,823
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	5	5,108
3.40%, 02/01/28 (Call 11/01/27)	50	51,500
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	10,641
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	40	41,248
Talen Energy Supply LLC
6.63%, 01/15/28 (Call 01/15/23)(b)	5	4,373
7.25%, 05/15/27 (Call 05/15/22)(b)	5	4,476
7.63%, 06/01/28 (Call 06/01/23)(b)	5	4,472
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	25,308
4.38%, 05/01/29 (Call 05/01/24)(b)	15	14,561
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,080
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	40	37,758

		1,498,757

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	25	24,135
2.20%, 12/21/31 (Call 09/21/31)	25	23,765
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	10	9,011
4.75%, 06/15/28 (Call 06/15/23)(b)	5	4,747
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	15	16,108

		77,766

Electronics — 0.2%
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,429
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)(c)	11	11,445
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	5	4,851
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,410

Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc., 1.75%, 09/01/31 (Call 06/01/31)	$40	$36,885
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,234
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	10	9,988
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	20	19,385
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,065
3.95%, 01/12/28 (Call 10/12/27)	16	16,724
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	10	9,659
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	10	9,357
4.38%, 02/15/30 (Call 11/15/29)(b)	5	4,878
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,385
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,644
Vontier Corp
2.40%, 04/01/28 (Call 02/01/28)	10	9,181
2.95%, 04/01/31 (Call 01/01/31)	7	6,357

		174,877

Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(b)	5	5,400
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	5	4,914
5.00%, 01/31/28 (Call 07/31/27)(b)	10	10,023

		20,337

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	5,128
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	5	4,745
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,813
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5	4,898
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(b)	5	4,942
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	5	4,996
IEA Energy Services LLC, 6.63%, 08/15/29 (Call 08/15/24)(b)	5	4,611
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	15	15,171
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	5	4,693
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	5	4,909
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	10	9,519

		68,425

Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	4,927
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	6	5,956
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)	5	4,929
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	10	9,899
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)	10	9,485
8.13%, 07/01/27 (Call 07/01/23)(b)	15	16,175
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,996
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	5	5,037
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	5	5,069
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)	5	4,770
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	5	4,902
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	5	5,019

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	$10	$9,509
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(b)	10	9,616
4.75%, 10/15/27 (Call 10/15/22)(b)	10	9,828
6.50%, 05/15/27 (Call 05/15/23)(b)	10	10,711
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	10	9,750
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27 (Call 11/15/23)(b)	15	16,622
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)	5	4,623
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(b)	5	4,543
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	10	9,936
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	10,626
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	10	9,730
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 04/15/22)(b)	5	5,044
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	10	9,047
3.88%, 07/15/30 (Call 07/15/25)(b)	10	9,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(b)	10	9,702

		220,076

Environmental Control — 0.2%
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	5	4,806
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	10	9,556
4.00%, 08/01/28 (Call 08/01/23)(b)	10	9,292
4.38%, 08/15/29 (Call 08/15/24)(b)	5	4,638
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,773
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	10	9,460
5.88%, 06/30/29 (Call 06/30/24)(b)	10	9,070
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	25,825
3.95%, 05/15/28 (Call 02/15/28)	20	21,267
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	10	9,381
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	9,312
4.25%, 12/01/28 (Call 09/01/28)	5	5,383
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	23,810
3.15%, 11/15/27 (Call 08/15/27)	30	30,870

		177,443

Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	15	13,950
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,034
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/31/22)	10	9,979
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	5	4,349
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	26,696

Security	Par (000)	Value

Food (continued)
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	$5	$4,814
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	50	49,956
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,980
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	5	4,799
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 5.50%, 01/15/30 (Call 01/15/25)(b)	50	51,700
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	30	27,449
3.38%, 12/15/27 (Call 09/15/27)	10	10,369
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	55	56,993
Kraft Heinz Foods Co.
3.88%, 05/15/27 (Call 02/15/27)	10	10,384
4.25%, 03/01/31 (Call 12/01/30)	15	15,935
4.63%, 01/30/29 (Call 10/30/28)	2	2,151
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	20	21,072
4.50%, 01/15/29 (Call 10/15/28)	5	5,496
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	5	4,834
4.88%, 05/15/28 (Call 11/15/27)(b)	10	10,274
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(b)	5	5,153
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	33,296
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	25	27,045
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	10	9,564
5.50%, 10/15/27 (Call 10/15/22)(b)	10	10,216
Pilgrim’s Pride Corp.
4.25%, 04/15/31 (Call 04/15/26)(b)	10	9,664
5.88%, 09/30/27 (Call 09/30/22)(b)	10	10,283
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(b)	15	14,134
5.50%, 12/15/29 (Call 12/15/24)(b)	15	15,123
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,071
5.75%, 03/01/27 (Call 03/16/22)(b)	10	10,104
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	5	5,151
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	10	9,257
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	27,277
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	15	14,334
3.25%, 07/15/27 (Call 04/15/27)	10	10,306
5.95%, 04/01/30 (Call 01/01/30)	25	29,849
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(c)	5	4,580
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	25	25,982
4.35%, 03/01/29 (Call 12/01/28)	25	27,076
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(b)	5	4,945
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	5,173

		669,797

Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	15	15,037
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)	5	4,890
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	5	4,297
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	5	4,659

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food Service (continued)
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	$5	$4,974
10.50%, 05/15/29 (Call 05/15/24)(b)	5	5,139

		38,996

Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	5	4,757
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	50	48,114
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	10	9,784
Pearl Merger Sub Inc., 6.75%, 10/01/28 (Call 10/01/24)(b)	8	7,990
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	5,012

		75,657

Gas — 0.1%
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	24,738
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,045
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	10,527
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	25	25,606
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	25,833

		96,749

Health Care - Products — 0.2%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	15	14,443
4.63%, 07/15/28 (Call 07/15/23)(b)	15	15,220
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)(b)	25	24,082
3.95%, 04/01/30 (Call 01/01/30)	15	16,143
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	45	43,682
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	4,910
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	20	21,667
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	10	9,508
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,164
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	40	37,985
5.25%, 10/01/29 (Call 10/01/24)(b)	20	19,162
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28 (Call 02/01/23)(b)	3	3,159
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	22	23,013
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	10	9,897
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	5	5,400

		253,435

Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	5	4,937
5.50%, 07/01/28 (Call 07/01/23)(b)	5	5,027
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	5	4,718
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	5	4,234
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	34,950
3.65%, 12/01/27 (Call 09/01/27)	35	36,717
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(b)	10	9,324
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	15	14,140
2.50%, 03/01/31 (Call 12/01/30)	25	23,034
2.63%, 08/01/31 (Call 05/01/31)	10	9,227
3.00%, 10/15/30 (Call 07/15/30)	15	14,289
3.38%, 02/15/30 (Call 02/15/25)	20	19,213

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 12/15/27 (Call 12/15/22)	$20	$20,477
4.63%, 12/15/29 (Call 12/15/24)	30	30,904
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	5	4,804
4.00%, 03/15/31 (Call 03/15/26)(b)	5	4,792
4.25%, 05/01/28 (Call 05/01/23)(b)	5	4,959
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	10	9,441
5.25%, 05/15/30 (Call 05/15/25)(b)	10	9,704
5.63%, 03/15/27 (Call 12/15/23)(b)	10	10,079
6.00%, 01/15/29 (Call 01/15/24)(b)	10	10,057
6.13%, 04/01/30 (Call 04/01/25)(b)	10	9,300
6.88%, 04/01/28 (Call 04/01/23)(b)	10	9,235
6.88%, 04/15/29 (Call 04/15/24)(b)	15	14,520
8.00%, 12/15/27 (Call 12/15/22)(b)	10	10,548
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	15	13,729
4.63%, 06/01/30 (Call 06/01/25)(b)	25	23,968
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	15	14,613
4.75%, 02/01/30 (Call 02/01/25)	10	9,552
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	13,825
3.50%, 09/01/30 (Call 03/01/30)	20	19,802
4.13%, 06/15/29 (Call 03/15/29)	30	31,487
5.63%, 09/01/28 (Call 03/01/28)	15	16,617
5.88%, 02/01/29 (Call 08/01/28)	10	11,172
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	25	25,137
Laboratory Corp. of America Holdings, 3.60%, 09/01/27 (Call 06/01/27)	12	12,546
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	4,694
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,709
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	9,837
4.38%, 06/15/28 (Call 06/15/23)(b)	10	9,972
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,898
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	5	5,385
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	10	9,443
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	15	14,476
4.38%, 01/15/30 (Call 12/01/24)(b)	15	14,488
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,389
6.13%, 10/01/28 (Call 10/01/23)(b)	25	25,313
Toledo Hospital (The), Series B, 5.33%, 11/15/28	5	5,492
UnitedHealth Group Inc.
2.88%, 08/15/29	50	50,682
2.95%, 10/15/27	20	20,605
3.88%, 12/15/28	25	26,935
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(b)	10	9,423

		757,819

Holding Companies - Diversified — 0.1%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(b)	10	9,672
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	5	4,984
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	7	6,537
5.25%, 05/15/27 (Call 11/15/26)	10	9,928

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	$25	$22,684

		53,805

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	5	4,741
4.63%, 04/01/30 (Call 04/01/25)(b)	5	4,703
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	5	4,577
5.00%, 06/15/29 (Call 06/15/24)(b)	5	4,704
6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,033
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,641
6.75%, 06/01/27 (Call 06/01/22)	5	5,196
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)	5	4,837
KB Home
4.00%, 06/15/31 (Call 12/15/30)	5	4,799
4.80%, 11/15/29 (Call 05/15/29)	5	5,001
6.88%, 06/15/27 (Call 12/15/26)	5	5,495
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	5	4,670
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	4,548
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	10	9,399
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	13,555
3.85%, 01/15/30 (Call 07/15/29)	15	14,959
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	9,855
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)(b)	5	4,755
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	5	4,991
5.75%, 01/15/28 (Call 10/15/27)(b)	5	5,191
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	5	5,208
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	5	4,995
5.70%, 06/15/28 (Call 12/15/27)	5	5,042
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	4,931
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	10	10,349

		156,175

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,346
4.40%, 03/15/29 (Call 12/15/28)	5	5,401
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	10	8,986
4.00%, 04/15/29 (Call 04/15/24)(b)	5	4,714
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,526

		34,973

Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,670
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,571
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,747
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,676
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	15,425
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	25	26,707
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	5	5,186
3.95%, 11/01/28 (Call 08/01/28)	5	5,430

Security	Par (000)	Value

Household Products & Wares (continued)
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 7.00%, 12/31/27 (Call 12/31/23)(b)	$5	$4,233
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	5	4,582
5.00%, 10/01/29 (Call 10/01/24)(b)	5	4,996
5.50%, 07/15/30 (Call 07/15/25)(b)	5	5,020

		91,243

Housewares — 0.0%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31 (Call 04/01/26)	10	9,186
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	5	4,488

		13,674

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	9,399
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,531
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	5	4,855
6.75%, 10/15/27 (Call 10/15/22)(b)	15	14,672
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	15	16,298
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	50	51,415
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	45	41,578
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,784
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	30	29,544
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	25	22,966
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	19,834
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,601
Athene Global Funding, 1.99%, 08/19/28(b)	80	74,078
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	26,250
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	30	31,504
Berkshire Hathaway Finance Corp., 1.85%, 03/12/30 (Call 12/12/29)	5	4,741
Brighthouse Financial Global Funding, 2.00%, 06/28/28(b)	35	32,900
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	5	5,704
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	10	9,325
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/15/27)	25	25,906
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	10,813
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	20	18,661
4.95%, 06/01/29 (Call 03/01/29)	5	5,351
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	53,530
F&G Global Funding, 2.00%, 09/20/28(b)	50	46,640
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	30	32,013
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	100	98,412
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	10	9,362
4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,192
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,464
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	35	37,689
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	5	4,956

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
HUB International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	$5	$4,769
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	27,758
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	26,011
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	31	33,817
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	65	72,966
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	5,062
New York Life Global Funding, 3.00%, 01/10/28(b)	25	25,662
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	15,858
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	45	42,561
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,945
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,426
Prudential Financial Inc., 3.70%, 10/01/50 (Call 07/01/30)(a)	15	13,777
Prudential PLC, 3.13%, 04/14/30	40	40,712
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	5	5,164
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	15	15,699
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	5	4,809
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)(c)	5	5,007
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	10,543
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	9,788

		1,133,302

Internet — 0.6%
Amazon.com Inc., 3.15%, 08/22/27 (Call 05/22/27)	60	62,747
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)	5	4,476
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	10	9,467
6.13%, 12/01/28 (Call 12/01/23)(b)	5	4,684
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	50	55,965
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	5	5,047
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	45	47,161
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	4,076
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	30	28,746
3.25%, 02/15/30 (Call 11/15/29)	32	31,604
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	9,485
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	4,477
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(b)(c)	5	4,832
4.63%, 06/01/28 (Call 06/01/23)(b)	5	5,021
5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,183
Netflix Inc.
4.88%, 04/15/28	10	10,739
4.88%, 06/15/30 (Call 03/15/30)(b)	15	16,354
5.38%, 11/15/29(b)	10	11,184
5.88%, 11/15/28	15	16,954
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	5	4,372
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	208,248
Twitter Inc., 5.00%, 03/01/30 (Call 12/01/29)(b)	10	10,059
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	15	14,354
6.25%, 01/15/28 (Call 09/15/23)(b)	10	10,198
7.50%, 09/15/27 (Call 09/15/22)(b)	5	5,343

Security	Par (000)	Value

Internet (continued)
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	$10	$10,333

		601,109

Iron & Steel — 0.1%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)	5	4,843
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	8	8,386
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	10	10,092
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)	10	9,672
Commercial Metals Co., 3.88%, 02/15/31 (Call 02/15/26)	5	4,681
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	20	20,340
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	5	4,805
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	10	10,275

		73,094

Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	25	23,880
5.75%, 03/01/27 (Call 12/01/26)(b)	25	24,349
6.00%, 05/01/29 (Call 11/01/24)(b)	20	19,415
9.88%, 08/01/27 (Call 02/01/24)(b)	10	11,265
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	4,549
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	3	3,112
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	5	4,823
Royal Caribbean Cruises Ltd., 5.50%, 04/01/28 (Call 10/01/27)(b)	25	24,516
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)	15	14,180
Viking Ocrean Cruises shi, 5.63%, 02/15/29 (Call 02/15/24)(b)	5	4,719
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,706

		139,514

Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)	10	10,044
4.75%, 06/15/31 (Call 06/15/26)(b)	5	4,912
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)	5	5,030
Hilton Domestic Operating Co. Inc.
4.00%, 05/01/31 (Call 05/01/26)(b)	15	14,666
4.88%, 01/15/30 (Call 01/15/25)	10	10,268
5.75%, 05/01/28 (Call 05/01/23)(b)	20	20,901
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,769
5.00%, 06/01/29 (Call 06/01/24)(b)	10	9,866
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	12,440
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	23,927
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	37	39,985
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	6,243
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	5	4,771
4.75%, 01/15/28 (Call 09/15/22)	5	4,870
MGM Resorts International
4.75%, 10/15/28 (Call 07/15/28)	10	9,977
5.50%, 04/15/27 (Call 01/15/27)	5	5,161
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(b)	10	9,616
Travel + Leisure Co.
4.63%, 03/01/30 (Call 12/01/29)(b)	5	4,760
6.00%, 04/01/27 (Call 01/01/27)	5	5,216

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	$5	$4,934
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)(c)	10	9,944

		222,300

Machinery — 0.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)	5	4,825
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	40	39,976
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	20	20,940
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	45	46,561
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	4,869
John Deere Capital Corp., 2.45%, 01/09/30	10	9,883
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,756
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	10,728
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,289
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	10	9,905
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	10	9,180
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	27,155

		194,067

Manufacturing — 0.1%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	9,788
2.88%, 10/15/27 (Call 07/15/27)	40	41,070
3.63%, 09/14/28 (Call 06/14/28)	5	5,314
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,220
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	5	4,777
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	10	10,197
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,403
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	31,500
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)	10	9,452

		122,721

Media — 1.1%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(b)	20	18,221
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	10	9,367
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	4,739
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	10	9,270
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	25	23,464
4.50%, 08/15/30 (Call 02/15/25)(b)	30	28,907
4.75%, 03/01/30 (Call 09/01/24)(b)	30	29,471
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,091
5.13%, 05/01/27 (Call 05/01/22)(b)	25	25,322
5.38%, 06/01/29 (Call 06/01/24)(b)	20	20,314
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	30	27,884
3.75%, 02/15/28 (Call 11/15/27)	5	5,121
4.20%, 03/15/28 (Call 12/15/27)	30	31,377
5.05%, 03/30/29 (Call 12/30/28)	20	21,811
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	45	46,251
3.40%, 04/01/30 (Call 01/01/30)	50	51,988
4.15%, 10/15/28 (Call 07/15/28)	50	54,163
Cox Communications Inc., 3.50%, 08/15/27 (Call 05/15/27)(b)	25	25,868

Security	Par (000)	Value

Media (continued)
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(b)	$25	$24,318
5.75%, 01/15/30 (Call 01/15/25)(b)	25	22,119
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 08/15/27 (Call 08/15/22)(b)(c)	15	3,523
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(b)	35	34,961
Discovery Communications LLC, 3.63%, 05/15/30 (Call 02/15/30)	45	45,160
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	20	19,150
7.38%, 07/01/28 (Call 07/01/23)	10	9,432
5.13%, 06/01/29	15	12,649
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	15	14,365
6.75%, 01/15/30 (Call 01/15/25)(b)	10	9,519
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	45	49,178
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	10	9,850
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	10	9,626
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)	10	9,379
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	14,508
8.38%, 05/01/27 (Call 05/01/22)	10	10,415
Liberty Interactive LLC, 8.25%, 02/01/30	5	4,913
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	10	9,493
8.00%, 08/01/29 (Call 08/01/24)(b)	7	6,397
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(b)	15	14,386
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(b)	10	9,715
5.63%, 07/15/27 (Call 07/15/22)(b)	15	15,337
Paramount Global, 3.70%, 06/01/28 (Call 03/01/28)	55	56,909
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	10	9,498
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,697
5.38%, 01/15/31 (Call 01/15/26)(b)	5	4,754
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	5	4,999
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	10	8,976
5.50%, 03/01/30 (Call 12/01/24)(b)	5	4,416
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	15	13,837
4.00%, 07/15/28 (Call 07/15/24)(b)	20	19,225
4.13%, 07/01/30 (Call 07/01/25)(b)	15	14,180
5.00%, 08/01/27 (Call 08/01/22)(b)	15	15,140
TCI Communications Inc., 7.13%, 02/15/28	5	6,205
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	10	9,989
5.00%, 09/15/29 (Call 09/15/24)	20	20,002
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(c)	10	10,234
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	15	14,266
6.63%, 06/01/27 (Call 06/01/23)(b)	10	10,432
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	10	10,032
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,758
5.13%, 04/15/27 (Call 04/15/22)(b)	5	5,093

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
2.20%, 01/13/28	$40	$39,196
2.65%, 01/13/31	60	59,413

		1,153,273

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	5	5,029

Mining — 0.6%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	15	15,331
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)	5	5,307
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,409
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	200	204,760
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	20	19,408
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	10	10,071
4.63%, 08/01/30 (Call 08/01/25)	10	10,306
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)	45	41,480
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	226,336
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	6	6,491
Kaiser Aluminum Corp., 4.50%, 06/01/31 (Call 06/01/26)(b)	5	4,514
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,378
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	5	5,212
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	4,890
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	10	9,214
4.75%, 01/30/30 (Call 01/30/25)(b)	15	14,650
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	14	17,520

		605,277

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29 (Call 08/15/23)	10	9,319
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(b)	5	4,717
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	10	9,964

		24,000

Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	5,037
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	15,262

		20,299

Oil & Gas — 1.5%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	5,094
7.63%, 02/01/29 (Call 02/01/24)(b)	8	8,668
Apache Corp.
4.38%, 10/15/28 (Call 07/15/28)	11	11,143
4.88%, 11/15/27 (Call 05/15/27)	5	5,117
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	5	4,759
8.25%, 12/31/28 (Call 02/01/24)(b)	5	5,122
BP Capital Markets America Inc.
3.63%, 04/06/30 (Call 01/06/30)	60	62,465
3.94%, 09/21/28 (Call 06/21/28)	10	10,612
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	5,179
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	36,539

Security	Par (000)	Value

Oil & Gas (continued)
Chesapeake Energy Corp., 5.88%, 02/01/29 (Call 02/05/24)(b)	$5	$5,168
Chevron USA Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	5,214
3.85%, 01/15/28 (Call 10/15/27)	5	5,358
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	5	5,110
7.25%, 03/14/27 (Call 03/31/22)(b)	5	5,287
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	5,143
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	10	9,682
6.75%, 03/01/29 (Call 03/01/24)(b)	10	10,183
ConocoPhillips
3.75%, 10/01/27 (Call 07/01/27)(b)	6	6,412
4.30%, 08/15/28 (Call 05/15/28)(b)	40	43,830
ConocoPhillips Co., 6.95%, 04/15/29	19	24,301
Continental Resources Inc./OK
4.38%, 01/15/28 (Call 10/15/27)	15	15,544
5.75%, 01/15/31 (Call 07/15/30)(b)	10	11,153
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	10	10,729
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	5	5,080
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b)(c)	5	4,704
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	35	36,560
5.25%, 10/15/27 (Call 10/15/22)	3	3,116
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	35,369
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	5,060
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	5	5,182
Eni USA Inc., 7.30%, 11/15/27	15	18,328
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)	5	4,882
5.00%, 01/15/29 (Call 07/15/28)	5	5,278
7.50%, 02/01/30 (Call 11/01/29)	10	11,928
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	45	43,824
3.63%, 09/10/28 (Call 06/10/28)	35	36,977
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	20	19,693
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28	200	81,758
Hess Corp., 7.88%, 10/01/29	5	6,456
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	5,020
6.00%, 02/01/31 (Call 02/01/26)(b)	10	10,155
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	5	4,859
10.13%, 01/15/28 (Call 01/15/23)	5	5,314
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	26,545
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	10	10,117
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(b)	5	4,713
Murphy Oil Corp.
6.38%, 07/15/28 (Call 07/15/24)	5	5,187
7.05%, 05/01/29	5	5,256
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)	5	4,786
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	5,259
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)	10	9,952

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.13%, 01/01/31 (Call 07/01/30)	$15	$17,048
6.63%, 09/01/30 (Call 03/01/30)	15	17,456
7.50%, 05/01/31	10	12,106
8.50%, 07/15/27 (Call 01/15/27)	5	6,029
8.88%, 07/15/30 (Call 01/15/30)	10	12,889
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	10	9,432
5.88%, 07/15/27 (Call 07/15/22)(b)	5	5,062
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,830
5.15%, 11/15/29 (Call 08/15/29)	5	4,985
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	10	7,310
Petrobras Global Finance BV, 6.00%, 01/27/28	150	158,014
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	25	23,397
6.50%, 03/13/27	40	41,122
6.70%, 02/16/32 (Call 11/16/31)(b)	32	30,857
6.84%, 01/23/30 (Call 10/23/29)	38	38,104
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	35	31,820
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	5	5,007
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	5	5,469
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	30	32,182
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	195,384
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	5	5,121
Southwestern Energy Co.
5.38%, 02/01/29 (Call 02/01/24)	5	5,142
5.38%, 03/15/30 (Call 03/15/25)	15	15,487
8.38%, 09/15/28 (Call 09/15/23)	10	10,918
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	15	14,398
4.50%, 04/30/30 (Call 04/30/25)(b)	6	5,744
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	5	5,044
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	45	45,148
3.46%, 02/19/29 (Call 11/19/28)	5	5,208
TotalEnergies Capital SA, 3.88%, 10/11/28	4	4,278
Transocean Inc., 7.50%, 04/15/31	5	3,098
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)	25	26,154
Vine Energy Holdings LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	10	10,565
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,125
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	21,412

		1,580,515

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(b)	5	5,132
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,046
3.34%, 12/15/27 (Call 09/15/27)	25	25,771
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	10	10,107
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	20	19,689
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	5	4,972
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,404
4.30%, 05/01/29 (Call 02/01/29)(b)	40	42,721

Security	Par (000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 09/01/22)	$5	$5,004
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)	20	20,306

		149,152

Packaging & Containers — 0.2%
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	15	13,722
3.13%, 09/15/31 (Call 06/15/31)	10	9,184
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	15	15,104
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	10	9,625
Graphic Packaging International LLC
3.50%, 03/15/28(b)	10	9,544
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,702
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	5	5,163
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(b)	10	9,734
Intertape Polymer Group Inc., 4.38%, 06/15/29 (Call 06/15/24)(b)	5	4,737
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(b)	5	4,784
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/15/23)(b)	9	9,329
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	10,000
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(b)	10	9,270
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	5	4,618
Sealed Air Corp., 4.00%, 12/01/27 (Call 09/01/27)(b)	5	4,964
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	5	4,903
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	10	9,990
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	5	4,710
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,329
4.90%, 03/15/29 (Call 12/15/28)	30	33,302

		187,714

Pharmaceuticals — 1.1%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25	25,349
4.25%, 11/14/28 (Call 08/14/28)	75	81,046
AdaptHealth LLC
5.13%, 03/01/30 (Call 03/01/25)(b)	10	9,297
6.13%, 08/01/28 (Call 08/01/23)(b)	5	4,985
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,399
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	60	54,079
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	15	14,425
5.00%, 01/30/28 (Call 01/30/23)(b)	10	8,371
5.00%, 02/15/29 (Call 02/15/24)(b)	5	4,049
5.25%, 01/30/30 (Call 01/30/25)(b)	10	8,078
5.25%, 02/15/31 (Call 02/15/26)(b)	10	7,950
6.25%, 02/15/29 (Call 02/15/24)(b)	13	11,078
7.00%, 01/15/28 (Call 01/15/23)(b)	7	6,408
7.25%, 05/30/29 (Call 05/30/24)(b)	7	6,119
Bayer U.S. Finance II LLC, 4.38%, 12/15/28 (Call 09/15/28)(b)	200	213,406
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	35	36,722

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	$50	$45,266
2.95%, 03/15/32 (Call 12/15/31)	5	5,072
3.40%, 07/26/29 (Call 04/26/29)	20	21,058
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	35	33,260
4.38%, 10/15/28 (Call 07/15/28)	40	43,357
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	27,759
3.25%, 08/15/29 (Call 05/15/29)	35	35,587
4.30%, 03/25/28 (Call 12/25/27)	40	43,235
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	45	47,484
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	5	3,309
9.50%, 07/31/27 (Call 07/31/23)(b)	10	9,751
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	15	14,129
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	40	42,886
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,588
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	15	14,871
Johnson & Johnson, 6.95%, 09/01/29	10	13,253
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	21,215
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	55	57,896
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	20	19,637
5.13%, 04/30/31 (Call 04/30/26)(b)	20	19,976
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(b)	10	9,438
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	15	15,021
Pfizer Inc., 2.63%, 04/01/30 (Call 01/01/30)	50	50,078
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	10	9,217
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	30	28,011
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	30	30,581
3.90%, 08/20/28 (Call 05/20/28)	14	14,816

		1,182,512

Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	5	5,025
5.75%, 03/01/27 (Call 03/16/22)(b)	5	5,092
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,384
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	10	9,443
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	35	38,205
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	20	20,435
Cheniere Energy Partners LP
4.00%, 03/01/31 (Call 03/01/26)	20	19,705
4.50%, 10/01/29 (Call 10/01/24)	15	15,286
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	5	4,823
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	15	14,926
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29 (Call 02/01/24)(b)	10	10,074
DCP Midstream Operating LP
5.63%, 07/15/27 (Call 04/15/27)	5	5,358
8.13%, 08/16/30	5	6,312
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	5	4,901

Security	Par (000)	Value

Pipelines (continued)
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)(c)	$15	$14,567
4.38%, 06/15/31 (Call 06/15/26)(b)	10	9,766
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	25	24,920
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	60	64,927
5.25%, 04/15/29 (Call 01/15/29)	10	10,989
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	9,970
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	34,477
4.15%, 10/16/28 (Call 07/16/28)	60	64,482
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	10	9,337
4.75%, 01/15/31 (Call 07/15/30)(b)	5	4,700
5.50%, 07/15/28 (Call 04/15/28)	10	9,813
6.50%, 07/01/27 (Call 01/01/27)(b)	5	5,233
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)	5	4,934
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	5,073
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	10	10,074
Hess Midstream Operations LP, 4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,830
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	10	9,373
Kinder Morgan Inc., 4.30%, 03/01/28 (Call 12/01/27)	45	47,956
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	40	37,698
4.80%, 02/15/29 (Call 11/15/28)	4	4,383
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	26,929
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	5	5,072
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,298
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	30	29,709
4.55%, 07/15/28 (Call 04/15/28)	25	26,679
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	25	25,746
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29 (Call 09/15/29)	5	4,947
Rockies Express Pipeline LLC, 4.80%, 05/15/30 (Call 02/15/30)(b)	10	9,666
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	55	57,927
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,636
6.00%, 12/31/30 (Call 12/31/25)(b)	5	4,817
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	15	15,441
5.50%, 03/01/30 (Call 03/01/25)	15	15,889
6.50%, 07/15/27 (Call 07/15/22)	5	5,299
6.88%, 01/15/29 (Call 01/15/24)	10	10,893
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	5	5,121
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	40	42,434
4.25%, 05/15/28 (Call 02/15/28)	15	16,009
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	20,104
4.00%, 03/15/28 (Call 12/15/27)	25	26,399

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	$10	$9,809
4.13%, 08/15/31 (Call 02/15/31)(b)	10	9,902
Western Midstream Operating LP, 4.75%, 08/15/28 (Call 05/15/28)	10	10,381

		946,578

Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	10	10,469
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,745
4.38%, 02/01/31 (Call 02/01/26)(b)	10	9,437
5.38%, 08/01/28 (Call 08/01/23)(b)	10	10,101
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,791
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	10	9,783
4.75%, 02/01/30 (Call 09/01/24)	5	4,784
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(b)	10	9,888

		63,998

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28 (Call 10/15/27)	5	5,310
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	60	54,406
2.90%, 01/15/30 (Call 10/15/29)	5	4,827
3.55%, 07/15/27 (Call 04/15/27)	20	20,573
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	10	9,051
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	35	35,990
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	25	24,375
4.50%, 12/01/28 (Call 09/01/28)	30	32,728
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	45	41,505
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27 (Call 10/01/23)(b)	5	4,663
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,409
Crown Castle International Corp., 3.80%, 02/15/28 (Call 11/15/27)	60	62,362
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	5	4,831
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	10,293
3.70%, 08/15/27 (Call 05/15/27)	30	31,418
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	10	9,070
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,359
EPR Properties, 4.50%, 06/01/27 (Call 03/01/27)	20	20,384
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	27,368
3.20%, 11/18/29 (Call 08/18/29)	35	34,544
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	10,356
Essex Portfolio LP, 3.00%, 01/15/30 (Call 10/15/29)	5	4,980
Federal Realty Investment Trust, 3.25%, 07/15/27 (Call 04/15/27)	5	5,162
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,681

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	$25	$23,509
5.30%, 01/15/29 (Call 10/15/28)	10	10,880
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	5	4,588
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	40	39,452
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	50	49,876
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	10	10,852
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	10	9,352
4.88%, 09/15/29 (Call 09/15/24)(b)	10	9,650
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,013
5.25%, 07/15/30 (Call 07/15/25)(b)	15	14,887
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	35	34,404
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	9,692
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	25	23,203
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	10,060
5.75%, 02/01/27 (Call 11/01/26)	10	10,839
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	10,692
4.20%, 06/15/28 (Call 03/15/28)	10	10,774
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	9,428
4.63%, 08/01/29 (Call 08/01/24)	10	10,066
5.00%, 10/15/27 (Call 10/15/22)	10	10,229
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	25	23,678
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	10	9,644
5.88%, 10/01/28 (Call 10/01/23)(b)	10	10,181
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	25	23,268
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	35	33,416
2.30%, 05/01/31 (Call 02/01/31)	30	28,793
3.09%, 09/15/27 (Call 06/15/27)	20	20,744
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	5	5,221
3.95%, 08/15/27 (Call 05/15/27)	35	37,210
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	5	4,936
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(b)	10	9,456
4.75%, 10/15/27 (Call 10/15/22)	5	4,908
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	5	4,697
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	25	23,208
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	15	13,928
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	10	8,712
5.50%, 12/15/27 (Call 09/15/27)	5	4,893
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	9,663
3.38%, 12/01/27 (Call 09/01/27)	48	49,504
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	29,940

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	$15	$13,902
4.50%, 03/15/28 (Call 12/15/27)	5	5,338
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	25	23,571
2.70%, 07/15/31 (Call 04/15/31)	35	32,926
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,401
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,765
6.50%, 02/15/29 (Call 02/15/24)(b)	10	9,313
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	41	44,453
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30 (Call 02/15/25)(b)	5	4,967
4.63%, 12/01/29 (Call 12/01/24)(b)	10	10,218
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	24,818
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	50,030
Weyerhaeuser Co.
4.00%, 04/15/30 (Call 01/15/30)	25	26,539
6.95%, 10/01/27	5	6,018
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,874

		1,415,224

Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	5	4,705
3.88%, 01/15/28 (Call 09/15/22)(b)	15	14,658
4.00%, 10/15/30 (Call 10/15/25)(b)	25	23,082
4.38%, 01/15/28 (Call 11/15/22)(b)	10	9,812
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	50	44,824
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	5	5,200
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	20	20,666
Ambience Merger Sub Inc., 7.13%, 07/15/29 (Call 07/15/24)(b)	5	4,462
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	5	4,922
4.63%, 11/15/29 (Call 11/15/24)(b)	10	9,754
4.75%, 03/01/30 (Call 03/01/25)	5	4,878
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	22,620
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	26,358
Bath & Body Works Inc., 6.63%, 10/01/30 (Call 10/01/25)(b)	10	10,799
BCPE Ulysses Intermediate Inc. (8.50% PIK), 7.75%, 04/01/27 (Call 04/01/23)(b)(e)	5	4,679
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(b)	10	9,317
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,389
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	5	4,175
5.50%, 04/15/27 (Call 04/15/24)(b)	5	4,475
5.88%, 10/01/28 (Call 10/01/23)(b)	5	4,462
Costco Wholesale Corp., 1.38%, 06/20/27 (Call 04/20/27)	10	9,596
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	5	5,329
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	30	32,063
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	10	9,149
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	5	4,718
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,942
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	5	4,667

Security	Par (000)	Value

Retail (continued)
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	$10	$9,068
3.88%, 10/01/31 (Call 10/01/26)(b)	7	6,281
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	10	9,642
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	5	4,674
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	50	51,173
2.95%, 06/15/29 (Call 03/15/29)	25	25,542
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	5	4,630
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	5	4,759
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(c)	5	4,923
4.38%, 01/15/31 (Call 10/15/25)(b)	10	10,097
Lowe’s Companies Inc., 3.65%, 04/05/29 (Call 01/05/29)	60	62,897
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(b)(c)	5	5,113
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	50	47,405
3.80%, 04/01/28 (Call 01/01/28)	15	15,945
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	10	9,417
7.88%, 05/01/29 (Call 05/01/24)(b)	12	10,431
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,659
5.63%, 05/01/27 (Call 05/01/22)	5	5,135
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	5	4,767
4.38%, 04/01/30 (Call 01/01/30)	5	4,590
6.95%, 03/15/28(c)	5	5,275
O’Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	34	36,649
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	5	4,296
6.75%, 08/01/29 (Call 08/01/24)(b)	5	4,527
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,668
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	10	9,080
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(b)	10	9,487
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,786
6.00%, 12/01/29 (Call 12/01/24)(b)	10	9,449
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,763
Staples Inc., 10.75%, 04/15/27 (Call 04/15/22)(b)	5	4,667
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)(c)	11	11,445
3.55%, 08/15/29 (Call 05/15/29)	50	52,044
4.00%, 11/15/28 (Call 08/15/28)	5	5,356
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	10	9,551
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,771
Target Corp., 2.35%, 02/15/30 (Call 11/15/29)	10	9,828
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	25	26,810
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	4,977
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	15	14,030
4.75%, 01/15/30 (Call 10/15/29)(b)	10	10,161

		857,469

Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/31/22)(b)	5	5,223

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	$30	$30,647
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	55	50,805
4.75%, 04/15/29 (Call 01/15/29)	20	21,738
5.00%, 04/15/30 (Call 01/15/30)	45	49,734
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	5	4,689
4.38%, 04/15/28 (Call 04/15/23)(b)	5	4,912
Intel Corp., 3.90%, 03/25/30 (Call 12/25/29)	50	53,918
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	37,958
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	30	28,043
5.33%, 02/06/29 (Call 11/06/28)	30	33,522
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	30	28,301
2.00%, 06/15/31 (Call 03/15/31)	30	28,223
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)(b)	40	37,672
3.40%, 05/01/30 (Call 02/01/30)(b)	30	30,263
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	10	9,919
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	10,202
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	35	33,600
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,826
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	9,862
2.90%, 11/03/27 (Call 08/03/27)	5	5,185

		519,242

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	30	30,757

Software — 0.5%
Activision Blizzard Inc., 3.40%, 06/15/27 (Call 03/15/27)	25	26,174
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	9,745
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	20,830
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	10	9,478
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	5	4,926
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	5	5,124
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	10	9,446
4.88%, 07/01/29 (Call 06/30/24)(b)	10	9,413
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	5	4,830
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	5	4,601
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(b)	10	9,881
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	50	50,747
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	4,776
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	15	14,434
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(b)	15	14,947
4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,118
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(b)	5	4,724
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	14,363
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	50	47,729
2.95%, 04/01/30 (Call 01/01/30)	40	38,678
3.25%, 11/15/27 (Call 08/15/27)	40	40,507

Security	Par (000)	Value

Software (continued)
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	$10	$9,477
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	10	9,077
5.38%, 12/01/28 (Call 12/01/23)(b)	5	4,486
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	10	9,514
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	4,657
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	44	46,997
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	21,343
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/31/22)(b)	20	20,572
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(c)	5	4,789
3.88%, 03/15/31 (Call 03/15/26)	10	9,410
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	31,376
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	10	9,627
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,743

		551,539

Telecommunications — 1.1%
Altice France Holding SA, 10.50%, 05/15/27 (Call 05/15/22)(b)	25	26,178
Altice France SA/France, 5.13%, 07/15/29 (Call 04/15/24)(b)	25	22,625
AT&T Inc.
4.10%, 02/15/28 (Call 11/15/27)	60	64,392
4.30%, 02/15/30 (Call 11/15/29)	60	65,332
4.35%, 03/01/29 (Call 12/01/28)	30	32,689
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	10	9,664
British Telecommunications PLC, 9.63%, 12/15/30	50	70,010
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	15	14,095
7.13%, 07/01/28 (Call 07/01/23)(b)	10	9,437
CommScope Technologies LLC, 5.00%, 03/15/27 (Call 03/15/22)(b)	5	4,455
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(c)	5	4,756
6.50%, 10/01/28 (Call 10/01/23)(b)	5	4,989
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	14,619
5.88%, 10/15/27 (Call 10/15/23)(b)	10	10,136
5.88%, 11/01/29 (Call 11/01/24)	5	4,614
6.00%, 01/15/30 (Call 10/15/24)(b)	10	9,314
6.75%, 05/01/29 (Call 05/01/24)(b)	10	9,713
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	5	4,385
3.75%, 07/15/29 (Call 01/15/24)(b)	10	8,922
4.25%, 07/01/28 (Call 07/01/23)(b)	10	9,241
4.63%, 09/15/27 (Call 09/15/22)(b)	5	4,824
LogMeIn Inc., 5.50%, 09/01/27 (Call 09/01/23)(b)	10	9,520
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(b)	10	8,376
5.38%, 06/15/29 (Call 06/15/24)(b)	10	8,702
Series G, 6.88%, 01/15/28	5	4,820
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	60	64,743
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	5	4,448
Sprint Capital Corp., 6.88%, 11/15/28	22	26,100
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	10	9,494
4.13%, 06/15/29 (Call 06/15/24)(b)	5	4,785
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	5	3,551
6.50%, 10/15/27 (Call 10/15/22)(b)	5	2,501

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	$10	$10,109
3.70%, 09/15/27 (Call 06/15/27)	5	5,265
T-Mobile USA Inc.
2.63%, 02/15/29 (Call 02/15/24)	10	9,404
2.88%, 02/15/31 (Call 02/15/26)	10	9,395
3.38%, 04/15/29 (Call 04/15/24)	10	9,787
3.38%, 04/15/29 (Call 04/15/24)(b)	8	7,853
3.50%, 04/15/31 (Call 04/15/26)	15	14,805
3.50%, 04/15/31 (Call 04/15/26)(b)	10	9,846
3.88%, 04/15/30 (Call 01/15/30)	125	129,228
4.75%, 02/01/28 (Call 02/01/23)	15	15,504
5.38%, 04/15/27 (Call 04/15/22)	5	5,157
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	45	40,468
2.55%, 03/21/31 (Call 12/21/30)	55	52,772
4.02%, 12/03/29 (Call 09/03/29)	55	58,959
4.33%, 09/21/28	49	53,417
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(b)	10	9,997
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	15	13,832
4.75%, 07/15/31 (Call 07/15/26)(b)	15	14,376
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31)(a)	10	9,135
4.38%, 05/30/28	50	54,088
7.00%, 04/04/79 (Call 01/04/29)(a)	20	22,093
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(b)	15	15,136
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/31/22)(b)	15	14,248
6.13%, 03/01/28 (Call 03/01/23)(b)	10	9,286

		1,145,590

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,057
3.90%, 11/19/29 (Call 08/19/29)	25	26,138
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	5	5,010

		33,205

Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	10,979
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27 (Call 03/15/27)	5	5,263
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	4,896
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	5,419
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	40	42,311
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	21	21,854
4.25%, 05/15/30 (Call 02/15/30)	25	27,207
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	15	14,169
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	9,936
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	9,898
3.00%, 03/15/32 (Call 12/15/31)	5	5,094
3.80%, 08/01/28 (Call 05/01/28)	20	21,173
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	10	9,756

Security	Par (000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$20	$21,518
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	35	39,502

		248,975

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(b)	10	9,548
9.75%, 08/01/27 (Call 08/01/23)(b)	5	5,489

		15,037

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	50	49,382
3.75%, 09/01/28 (Call 06/01/28)	5	5,267

		54,649

Total Corporate Bonds & Notes — 26.1% (Cost: $28,963,792)		28,011,070

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	150	43,476
1.00%, 07/09/29	30	9,188
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/31/22)(g)	130	41,525
1.00%, 07/09/29 (Call 03/31/22)	40	13,176

		107,365

Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 4.50%, 03/30/27(d)	200	203,620

Brazil — 0.2%
Brazilian Government International Bond, 3.75%, 09/12/31	200	181,574

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	40	42,597
Province of New Brunswick Canada, 3.63%, 02/24/28	15	16,300
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	10	13,591

		72,488

Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	171,702

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	10	5,903
5.00%, 07/31/30(d)(g)	30	26,426

		32,329

Hong Kong — 0.2%
Airport Authority Hong Kong, 2.40%, (Call 03/08/28)(a)(d)(i)	200	189,220

Mexico — 0.2%
Mexico Government International Bond, 4.50%, 04/22/29	200	212,112

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	204,328

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	$15	$19,450
9.38%, 04/01/29	40	54,571

		74,021

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	50	47,413
2.84%, 06/20/30	50	48,056

		95,469

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	202,832

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	222,478

Russia — 0.0%
Russian Foreign Bond-Eurobond, 12.75%, 06/24/28	25	16,304

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	203,808
Saudi Government International Bond, 4.38%, 04/16/29(d)	200	221,814

		425,622

South Africa — 0.2%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	195,714

Supranational — 0.3%
Asian Development Bank
0.75%, 10/08/30	40	36,390
1.75%, 09/19/29	45	44,441
1.88%, 01/24/30	5	4,980
2.50%, 11/02/27	30	30,964
European Investment Bank, 1.63%, 10/09/29	75	73,511
Inter-American Development Bank
2.25%, 06/18/29	55	56,216
3.13%, 09/18/28	55	59,130
International Bank for Reconstruction & Development, 1.75%, 10/23/29	50	49,379
International Finance Corp., 0.75%, 08/27/30(c)	20	18,222

		373,233

Turkey — 0.2%
Turkey Government International Bond
5.13%, 02/17/28	200	174,320
11.88%, 01/15/30	15	18,230

		192,550

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/27(d)	100	34,019

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, 2.50%, 09/30/29(d)	200	201,136
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	198,756

		399,892

Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	30	33,006

Total Foreign Government Obligations — 3.4% (Cost: $3,873,199)		3,639,878

Security	Par (000)	Value

Municipal Debt Obligations

California — 0.1%
State of California, 2.50%, 10/01/29	$50	$49,968
University of California, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	9,587

		59,555

Total Municipal Debt Obligations — 0.1% (Cost: $62,188)		59,555

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 51.6%
Federal Home Loan Mortgage Corp.
1.50%, 02/01/37	9	8,551
1.50%, 03/01/37	14	13,476
2.00%, 09/01/36	118	117,038
2.00%, 05/01/50	260	250,290
2.00%, 08/01/51	121	116,185
2.00%, 10/01/51	443	424,926
2.00%, 11/01/51	321	308,515
2.00%, 12/01/51	442	423,891
2.00%, 03/01/52	50	47,973
2.50%, 01/01/33	11	10,980
2.50%, 07/01/36	66	66,499
2.50%, 07/01/50	271	267,962
2.50%, 04/01/51	50	49,035
3.00%, 03/01/46	135	138,148
3.00%, 07/01/46	10	10,391
3.00%, 08/01/46	61	62,220
3.00%, 09/01/46	42	43,065
3.00%, 10/01/46	23	23,967
3.00%, 12/01/46	209	213,777
3.00%, 01/01/47	34	35,312
3.00%, 02/01/47	113	116,021
3.00%, 06/01/47	93	94,904
3.00%, 08/01/47	13	13,675
3.00%, 09/01/47	28	28,497
3.00%, 10/01/47	23	23,811
3.00%, 05/01/51	402	412,733
3.00%, 11/01/51	123	124,000
3.50%, 06/01/34	10	10,193
3.50%, 03/01/38	61	63,260
3.50%, 10/01/42	49	51,116
3.50%, 10/01/44	21	22,325
3.50%, 03/01/46	115	120,228
3.50%, 12/01/46	14	14,688
3.50%, 01/01/47	21	22,183
3.50%, 04/01/47	36	37,050
3.50%, 07/01/47	34	35,616
3.50%, 08/01/47	6	5,770
3.50%, 09/01/47	77	80,359
3.50%, 12/01/47	5	4,686
3.50%, 02/01/48	81	83,871
3.50%, 03/01/48	34	34,998
3.50%, 05/01/48	22	23,170
3.50%, 04/01/49	59	61,054
3.50%, 05/01/49	12	12,294
3.50%, 06/01/49	19	19,882
4.00%, 09/01/45	14	14,837
4.00%, 02/01/46	115	121,244

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 10/01/46	$7	$7,249
4.00%, 10/01/47	3	3,206
4.00%, 01/01/48	26	27,761
4.00%, 02/01/48	12	12,238
4.00%, 06/01/48	27	29,307
4.00%, 12/01/48	16	16,794
4.00%, 01/01/49	5	5,447
4.50%, 10/01/48	28	30,619
4.50%, 01/01/49	15	15,995
5.00%, 12/01/41	237	261,309
Federal National Mortgage Association
1.50%, 02/01/37	115	112,462
1.50%, 03/01/37	29	27,931
1.50%, 11/01/50	202	187,810
1.50%, 01/01/51	458	425,269
1.50%, 11/01/51	189	175,317
2.00%, 08/01/36	24	24,345
2.00%, 11/01/36	25	25,285
2.00%, 01/01/37	26	25,612
2.00%, 07/01/50	262	252,715
2.00%, 04/01/51	322	309,484
2.00%, 06/01/51	387	372,008
2.00%, 07/01/51	358	343,666
2.00%, 08/01/51	113	109,043
2.00%, 10/01/51	2,346	2,253,611
2.00%, 11/01/51	354	339,559
2.00%, 12/01/51	107	102,591
2.00%, 02/01/52	1,303	1,250,049
2.50%, 05/01/36	41	42,055
2.50%, 07/01/36	47	47,357
2.50%, 10/01/50	165	164,414
2.50%, 03/01/51	178	176,227
2.50%, 07/01/51	359	356,147
2.50%, 08/01/51	436	431,225
2.50%, 11/01/51	129	127,849
2.50%, 12/01/51	470	464,522
2.50%, 01/01/52	496	489,885
3.00%, 03/01/30	32	32,878
3.00%, 04/01/35	347	356,974
3.00%, 02/01/47	34	34,576
3.00%, 07/01/51	449	454,010
3.00%, 08/01/51	142	144,183
3.50%, 06/01/50	1,229	1,266,148
3.50%, 11/01/51	336	354,751
4.00%, 02/01/47	32	33,849
4.00%, 07/01/49	131	137,358
4.00%, 04/01/50	82	85,635
4.00%, 02/01/57	26	28,195
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	280	307,569
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	236,754
Freddie Mac Multifamily Structured Pass Through Certificates
Series K056, Class A2, 2.53%, 05/25/26 (Call 05/25/26)	35	35,639
Series K066, Class A2, 3.12%, 06/25/27 (Call 06/25/27)	100	104,773
Series K078, Class A2, 3.85%, 06/25/28 (Call 06/25/28)	175	191,655
Series K090, Class A2, 3.42%, 02/25/29 (Call 02/25/29)	100	107,768
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	70	73,516
Government National Mortgage Association
2.00%, 08/20/50	193	188,970
2.00%, 10/20/51	547	534,965
2.00%, 12/20/51	1,292	1,264,562

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 03/21/52(j)	$969	$947,349
2.50%, 12/20/46	47	47,298
2.50%, 01/20/47	22	22,020
2.50%, 08/20/50	174	174,346
2.50%, 09/20/50	251	251,015
2.50%, 01/20/51	249	249,875
2.50%, 02/20/51	119	118,936
2.50%, 05/20/51	291	291,390
2.50%, 07/20/51	170	170,070
2.50%, 08/20/51	699	698,806
2.50%, 11/20/51	99	98,818
2.50%, 12/20/51	198	198,539
2.50%, 03/21/52(j)	700	699,426
3.00%, 03/20/45	42	42,968
3.00%, 05/20/45	91	94,253
3.00%, 07/20/45	78	80,381
3.00%, 10/20/45	8	8,620
3.00%, 11/20/45	262	270,278
3.00%, 12/20/45	24	24,900
3.00%, 01/20/46	13	13,282
3.00%, 02/20/46	29	30,335
3.00%, 03/20/46	73	74,590
3.00%, 05/20/46	36	36,770
3.00%, 06/20/46	26	26,335
3.00%, 07/20/46	22	22,269
3.00%, 08/20/46	115	118,448
3.00%, 09/20/46	70	71,364
3.00%, 11/20/46	35	36,377
3.00%, 12/20/46	105	107,816
3.00%, 02/20/47	23	23,292
3.00%, 06/20/47	34	34,745
3.00%, 11/20/47	138	141,268
3.00%, 02/20/48	23	23,757
3.00%, 04/20/49	443	453,400
3.00%, 09/20/49	19	19,430
3.00%, 01/20/50	135	137,151
3.00%, 02/20/50	149	151,811
3.00%, 08/20/50	143	145,163
3.00%, 10/20/51	12	11,830
3.00%, 11/20/51	222	225,445
3.00%, 02/20/52	30	30,567
3.50%, 09/20/42	256	271,565
3.50%, 10/20/42	11	11,240
3.50%, 12/20/42	106	112,576
3.50%, 04/20/43	77	81,182
3.50%, 11/20/45	51	52,896
3.50%, 12/20/45	5	5,165
3.50%, 03/20/46	58	60,411
3.50%, 04/20/46	27	28,014
3.50%, 06/20/46	95	99,243
3.50%, 12/20/46	24	25,121
3.50%, 01/20/47	6	6,672
3.50%, 02/20/47	16	16,839
3.50%, 03/20/47	7	7,615
3.50%, 09/20/47	23	23,995
3.50%, 11/20/47	37	37,984
3.50%, 12/15/47	67	70,470
3.50%, 02/20/48	21	22,343
3.50%, 04/20/48	68	71,092
3.50%, 08/20/48	47	48,698

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/49	$20	$20,702
3.50%, 09/20/49	53	54,778
3.50%, 12/20/49	30	31,337
3.50%, 03/20/50	53	54,806
3.50%, 05/20/50	66	67,809
3.50%, 08/20/50	547	565,124
4.00%, 04/20/47	102	107,311
4.00%, 06/20/47	68	70,968
4.00%, 07/20/47	183	191,687
4.00%, 11/20/47	37	38,809
4.00%, 03/20/48	47	49,681
4.00%, 04/20/48	22	23,452
4.00%, 05/15/48	10	10,745
4.00%, 05/20/48	57	59,603
4.00%, 08/20/48	61	64,234
4.00%, 09/20/48	24	25,324
4.00%, 11/20/48	130	136,749
4.00%, 02/20/50	89	92,849
4.50%, 10/20/46	56	60,972
4.50%, 06/20/47	6	6,449
4.50%, 04/20/48	15	16,393
4.50%, 06/20/48	7	7,714
4.50%, 08/20/48	58	60,854
4.50%, 10/20/48	112	118,028
4.50%, 12/20/48	20	21,111
4.50%, 03/20/49	11	11,060
4.50%, 06/20/49	103	108,534
4.50%, 07/20/49	27	28,664
4.50%, 08/20/49	6	6,741
5.00%, 04/20/48	18	19,627
5.00%, 05/20/48	33	35,215
5.00%, 11/20/48	6	6,542
5.00%, 12/20/48	37	39,819
5.00%, 01/20/49	51	54,762
5.00%, 05/20/49	5	5,009
5.00%, 06/20/49	157	167,163
Uniform Mortgage-Backed Securities
1.50%, 03/17/37(j)	150	145,957
1.50%, 03/14/52(j)	1,650	1,530,311
1.50%, 04/13/52(j)	225	208,359
2.00%, 12/01/35	40	40,152
2.00%, 02/01/36	232	230,167
2.00%, 03/01/36	23	23,221
2.00%, 03/17/37(j)	200	198,516
2.00%, 09/01/50	350	337,363
2.00%, 10/01/50	88	84,557
2.00%, 01/01/51	276	266,276
2.00%, 02/01/51	1,118	1,075,943
2.00%, 03/01/51	827	796,200
2.00%, 04/01/51	948	911,765
2.00%, 05/01/51	1,296	1,246,372
2.00%, 06/01/51	309	296,242
2.00%, 11/01/51	106	101,776
2.00%, 12/01/51	225	216,300
2.00%, 02/01/52	151	144,591
2.00%, 03/14/52(j)	732	702,231
2.00%, 04/13/52(j)	100	95,725
2.50%, 04/01/32	35	36,061
2.50%, 07/01/35	36	37,087
2.50%, 10/01/35	75	75,992

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/47	$38	$38,220
2.50%, 06/01/50	57	56,079
2.50%, 07/01/50	81	80,437
2.50%, 08/01/50	123	121,603
2.50%, 09/01/50	674	666,892
2.50%, 10/01/50	902	893,207
2.50%, 11/01/50	1,420	1,406,084
2.50%, 12/01/50	477	472,331
2.50%, 01/01/51	404	400,219
2.50%, 02/01/51	86	84,734
2.50%, 03/01/51	125	123,226
2.50%, 11/25/51(j)	2,594	2,559,244
2.50%, 04/13/52(j)	975	959,712
3.00%, 03/01/30	44	45,651
3.00%, 01/01/31	37	38,573
3.00%, 02/01/31	11	10,973
3.00%, 02/01/32	11	11,375
3.00%, 06/01/32	10	9,930
3.00%, 11/01/32	12	12,369
3.00%, 12/01/32	9	9,533
3.00%, 01/01/33	9	9,285
3.00%, 02/01/33	11	11,629
3.00%, 09/01/34	77	79,908
3.00%, 12/01/34	64	65,789
3.00%, 11/01/42	6	5,863
3.00%, 09/01/43	7	7,498
3.00%, 01/01/44	11	11,020
3.00%, 10/01/44	123	127,290
3.00%, 03/01/45	64	65,650
3.00%, 05/01/45	31	31,385
3.00%, 07/01/46	327	335,213
3.00%, 08/01/46	28	28,363
3.00%, 11/01/46	234	240,285
3.00%, 12/01/46	160	162,869
3.00%, 01/01/47	69	70,727
3.00%, 02/01/47	219	223,951
3.00%, 03/01/47	122	123,988
3.00%, 07/01/47	61	62,424
3.00%, 08/01/47	9	9,133
3.00%, 12/01/47	49	49,582
3.00%, 03/01/48	21	21,164
3.00%, 11/01/48	73	74,189
3.00%, 04/25/49(j)	773	780,730
3.00%, 09/01/49	130	131,901
3.00%, 11/01/49	10	10,071
3.00%, 12/01/49	285	288,236
3.00%, 02/01/50	48	48,271
3.00%, 03/01/50	76	77,176
3.00%, 04/01/50	162	163,973
3.00%, 05/01/50	31	31,722
3.00%, 07/01/50	81	82,287
3.00%, 08/01/50	287	291,768
3.00%, 10/01/50	70	70,488
3.00%, 04/13/52(j)	50	50,391
3.50%, 03/01/33	12	12,785
3.50%, 04/01/33	18	18,505
3.50%, 05/01/33	11	11,835
3.50%, 02/01/34	31	31,956
3.50%, 07/01/34	19	19,590
3.50%, 08/01/34	11	11,774

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/45	$13	$13,410
3.50%, 01/01/46	20	21,169
3.50%, 03/01/46	58	60,525
3.50%, 07/01/46	10	10,237
3.50%, 08/01/46	328	342,091
3.50%, 10/01/46	69	72,374
3.50%, 12/01/46	66	68,984
3.50%, 01/01/47	81	84,635
3.50%, 02/01/47	25	26,005
3.50%, 05/01/47	19	19,335
3.50%, 08/01/47	16	16,245
3.50%, 11/01/47	12	13,115
3.50%, 01/01/48	140	145,402
3.50%, 02/01/48	171	177,426
3.50%, 03/01/48	6	6,184
3.50%, 04/01/48	48	50,255
3.50%, 05/01/48	15	16,240
3.50%, 06/01/48	37	37,875
3.50%, 11/01/48	14	14,047
3.50%, 01/01/49	65	67,056
3.50%, 04/01/49	12	12,269
3.50%, 06/01/49	111	115,571
3.50%, 07/01/49	53	54,929
3.50%, 03/14/52(j)	125	128,730
4.00%, 07/01/32	10	10,508
4.00%, 05/01/33	8	8,339
4.00%, 06/01/33	7	7,611
4.00%, 07/01/33	5	5,168
4.00%, 12/01/33	25	25,495
4.00%, 03/17/37(j)	44	45,597
4.00%, 06/01/38	7	7,166
4.00%, 01/01/45	49	52,609
4.00%, 03/01/45	9	9,171
4.00%, 06/01/45	22	23,805
4.00%, 06/01/46	95	102,088
4.00%, 07/01/46	259	273,028
4.00%, 10/01/46	10	11,071
4.00%, 02/01/47	7	7,073
4.00%, 08/01/47	4	4,523
4.00%, 09/01/47	49	52,156
4.00%, 10/01/47	62	66,379
4.00%, 01/01/48	56	58,981
4.00%, 09/01/48	263	275,153
4.00%, 10/01/48	25	26,429
4.00%, 11/01/48	31	32,706
4.00%, 12/01/48	16	16,934
4.00%, 01/01/49	12	12,814
4.00%, 02/01/49	7	7,701
4.00%, 03/01/49	32	34,211
4.00%, 04/01/49	55	57,889
4.00%, 05/01/49	32	33,650
4.00%, 06/01/49	71	74,026
4.00%, 07/01/49	39	40,980
4.00%, 12/01/49	27	28,079
4.00%, 02/01/50	6	6,768
4.00%, 04/01/50	170	177,123
4.00%, 05/01/50	48	49,631
4.00%, 06/01/50	85	88,668
4.00%, 03/14/52(j)	220	229,694
4.00%, 04/13/52(j)	50	52,141

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/44	$112	$120,642
4.50%, 02/01/46	19	20,883
4.50%, 04/01/47	8	9,052
4.50%, 10/01/47	21	22,052
4.50%, 03/01/48	17	17,870
4.50%, 06/01/48	13	13,807
4.50%, 07/01/48	4	4,607
4.50%, 08/01/48	32	34,186
4.50%, 10/01/48	47	49,397
4.50%, 11/01/48	58	62,023
4.50%, 12/01/48	73	77,777
4.50%, 01/01/49	26	27,152
4.50%, 02/01/49	87	92,647
4.50%, 04/01/49	98	105,063
4.50%, 05/01/49	40	42,070
4.50%, 07/01/49	20	21,476
4.50%, 08/01/49	21	22,459
4.50%, 03/11/51(j)	470	496,171
5.00%, 03/01/48	6	6,521
5.00%, 04/01/48	20	21,691
5.00%, 05/01/48	14	14,990
5.00%, 07/01/48	19	20,929
5.00%, 01/01/49	14	14,865
5.00%, 04/01/49	22	24,315
5.00%, 03/14/52(j)	323	348,912
5.50%, 01/01/47	17	18,933
6.00%, 02/01/49	38	42,682

		55,319,102

U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.00%, 03/10/28	60	63,250
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	25	26,195

		89,445

U.S. Government Obligations — 19.8%
U.S. Treasury Note/Bond
0.38%, 09/30/27	700	647,883
0.63%, 08/15/30	500	453,359
1.13%, 02/15/31	750	707,227
1.25%, 06/30/28	670	647,388
1.25%, 09/30/28	2,310	2,227,706
1.25%, 08/15/31	4,780	4,541,000
1.38%, 10/31/28	200	194,344
1.38%, 11/15/31	900	863,156
1.50%, 11/30/28	200	195,875
1.63%, 08/15/29	735	726,157
1.63%, 05/15/31	600	589,875
1.75%, 01/31/29	230	228,922
1.75%, 11/15/29	50	49,867
1.88%, 02/28/29	320	321,250
1.88%, 02/15/32	300	301,266
2.25%, 02/15/27	3,376	3,455,302
2.25%, 08/15/27	650	666,199
2.38%, 05/15/27	475	489,361
2.38%, 05/15/29	700	726,359
2.63%, 02/15/29	840	884,231
2.88%, 05/15/28	950	1,009,004
2.88%, 08/15/28	650	691,742

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
5.25%, 02/15/29	$550	$672,977

		21,290,450

Total U.S. Government & Agency Obligations — 71.5% (Cost: $78,209,703)		76,698,997

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(k)(l)	5,859	5,859,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(k)(l)(m)	348	348,175

		6,208,134

Total Short-Term Investments — 5.8% (Cost: $6,206,909)		6,208,134

Total Investments Before TBA Sales Commitments — 108.1% (Cost: $118,642,503)		115,931,092

TBA Sales Commitments(j)

Mortgage-Backed Securities — (3.0)%
Uniform Mortgage-Backed Securities
1.50%, 03/17/37	(25)	(24,326)
1.50%, 03/14/52	(975)	(904,274)
2.00%, 03/14/52	(300)	(287,766)
2.50%, 11/25/51	(1,350)	(1,331,912)
3.00%, 04/25/49	(450)	(454,500)
3.50%, 03/14/52	(125)	(128,731)
4.00%, 03/14/52	(50)	(52,203)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 03/11/51	(75)	$(79,176)

		(3,262,888)

Total TBA Sales Commitments — (3.0)% (Proceeds: $(3,241,221))		(3,262,888)

Total Investments, Net of TBA Sales Commitments — 105.1% (Cost: $115,401,282)		112,668,204

Other Assets, Less Liabilities — (5.1)%		(5,403,221)

Net Assets — 100.0%		$107,264,983

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Zero-coupon bond.
(i)	Perpetual security with no stated maturity date.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,665,418	$—	$(9,800,283	)(a)	$(1,018)	$(4,158)	$5,859,959	5,859	$15,192		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,204,374	—	(3,856,199	)(a)	—	—	348,175	348	3,912	(b)	—

					$(1,018)	$(4,158)	$6,208,134		$19,104		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® Core 5-10 Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$48,722	$—	$48,722
Collaterized Mortgage Obligations	—	1,264,736	—	1,264,736
Corporate Bonds & Notes	—	28,011,070	—	28,011,070
Foreign Government Obligations	—	3,639,878	—	3,639,878
Municipal Debt Obligations	—	59,555	—	59,555
U.S. Government & Agency Obligations	—	76,698,997	—	76,698,997
Money Market Funds	6,208,134	—	—	6,208,134

	6,208,134	109,722,958	—	115,931,092

Liabilities
TBA Sales Commitments	—	(3,262,888)	—	(3,262,888)

	$6,208,134	$106,460,070	$—	$112,668,204

See notes to financial statements.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$61,112

Aerospace & Defense — 1.1%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	60	66,649
BAE Systems PLC, 5.80%, 10/11/41(a)	10	12,498
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	65	60,420
3.38%, 06/15/46 (Call 12/15/45)	57	48,586
3.55%, 03/01/38 (Call 09/01/37)	30	27,853
3.60%, 05/01/34 (Call 02/01/34)	50	48,504
3.65%, 03/01/47 (Call 09/01/46)	40	35,100
3.75%, 02/01/50 (Call 08/01/49)	75	69,691
3.85%, 11/01/48 (Call 05/01/48)	35	31,820
3.90%, 05/01/49 (Call 11/01/48)	75	69,889
5.71%, 05/01/40 (Call 11/01/39)	110	128,142
5.81%, 05/01/50 (Call 11/01/49)	255	303,187
5.88%, 02/15/40	60	69,480
5.93%, 05/01/60 (Call 11/01/59)	195	231,810
6.13%, 02/15/33	40	48,399
6.88%, 03/15/39	50	63,678
Bombardier Inc., 7.45%, 05/01/34(a)	40	43,885
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/14/42)	31	32,327
4.25%, 04/01/40 (Call 10/01/39)	60	67,120
4.25%, 04/01/50 (Call 10/01/49)	60	69,262
Howmet Aerospace Inc., 5.95%, 02/01/37	45	49,810
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	25	28,615
5.05%, 04/27/45 (Call 10/27/44)	40	47,617
6.15%, 12/15/40	20	26,736
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	30	27,019
3.60%, 03/01/35 (Call 09/01/34)	60	62,899
3.80%, 03/01/45 (Call 09/01/44)	60	62,928
4.07%, 12/15/42	95	103,610
4.09%, 09/15/52 (Call 03/15/52)	47	52,006
4.50%, 05/15/36 (Call 11/15/35)	46	52,358
4.70%, 05/15/46 (Call 11/15/45)	67	79,244
5.72%, 06/01/40	25	31,806
Series B, 6.15%, 09/01/36	45	59,476
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	35	35,825
4.03%, 10/15/47 (Call 04/15/47)	58	61,315
4.75%, 06/01/43	93	107,488
5.05%, 11/15/40	35	41,431
5.25%, 05/01/50 (Call 11/01/49)	75	94,795
Raytheon Technologies Corp.
3.03%, 03/15/52 (Call 09/15/51)	100	89,888
3.13%, 07/01/50 (Call 01/01/50)	50	46,005
3.75%, 11/01/46 (Call 05/01/46)	75	75,718
4.05%, 05/04/47 (Call 11/04/46)	55	58,123
4.15%, 05/15/45 (Call 11/16/44)	74	79,336
4.35%, 04/15/47 (Call 10/15/46)	70	77,050
4.45%, 11/16/38 (Call 05/16/38)	65	72,563
4.50%, 06/01/42	200	223,102
4.63%, 11/16/48 (Call 05/16/48)	30	34,671
4.70%, 12/15/41	50	56,565
4.80%, 12/15/43 (Call 06/15/43)	55	63,403

Security	Par (000)	Value

Aerospace & Defense (continued)
4.88%, 10/15/40	$61	$70,424

		3,500,126

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	123	105,648
4.00%, 02/04/61 (Call 08/04/60)	75	62,418
4.25%, 08/09/42	83	75,713
4.45%, 05/06/50 (Call 11/06/49)	80	73,587
4.50%, 05/02/43	65	60,958
5.38%, 01/31/44	100	104,613
5.80%, 02/14/39 (Call 08/14/38)	61	66,895
5.95%, 02/14/49 (Call 08/14/48)	125	139,741
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	55	59,371
4.02%, 04/16/43	45	49,755
4.50%, 03/15/49 (Call 09/15/48)	70	84,113
4.54%, 03/26/42	2	2,337
BAT Capital Corp.
3.98%, 09/25/50 (Call 03/25/50)	75	64,515
4.39%, 08/15/37 (Call 02/15/37)	140	134,423
4.54%, 08/15/47 (Call 02/15/47)	120	110,780
4.76%, 09/06/49 (Call 03/06/49)	75	71,311
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	100	95,761
3.88%, 05/23/49 (Call 11/23/48)(a)	25	27,065
Philip Morris International Inc.
3.88%, 08/21/42	44	43,070
4.13%, 03/04/43	50	50,210
4.25%, 11/10/44	76	78,328
4.38%, 11/15/41	62	64,329
4.50%, 03/20/42	45	47,583
4.88%, 11/15/43	80	88,273
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	75	82,418
5.85%, 08/15/45 (Call 02/12/45)	140	151,081
7.25%, 06/15/37	36	44,594

		2,038,890

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2019-1, Class AA, 3.15%, 08/15/33	58	56,389
British Airways Pass Through Trust, Series 2019-1, Class AA, 3.30%, 06/15/34(a)	9	9,351
JetBlue Pass Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33	14	13,190
United Airlines Pass Through Trust, Series 2019-2, Class AA, 2.70%, 11/01/33	38	36,000

		114,930

Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	55	54,386
3.38%, 03/27/50 (Call 09/27/49)	75	76,407
3.63%, 05/01/43 (Call 11/01/42)	80	83,382
3.88%, 11/01/45 (Call 05/01/45)	45	48,709

		262,884

Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	36	43,435
Ford Motor Co.
4.75%, 01/15/43	110	106,456
5.29%, 12/08/46 (Call 06/08/46)	75	76,987

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
7.40%, 11/01/46	$25	$30,814
9.98%, 02/15/47	15	22,103
General Motors Co.
5.00%, 04/01/35	78	84,413
5.15%, 04/01/38 (Call 10/01/37)	50	54,261
5.40%, 04/01/48 (Call 10/01/47)	72	79,789
5.95%, 04/01/49 (Call 10/01/48)	65	77,682
6.25%, 10/02/43	73	88,521
6.60%, 04/01/36 (Call 10/01/35)	88	108,865

		773,326

Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	25,776
5.40%, 03/15/49 (Call 09/15/48)	40	46,860
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	50	50,109
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	56	58,171
Goodyear Tire & Rubber Co. (The), 5.63%, 04/30/33 (Call 01/30/33)	30	29,031
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	20	22,415

		232,362

Banks — 4.2%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	229	201,147
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(b)	70	61,037
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	110	97,924
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	113	119,670
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(b)	330	354,776
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	161	175,722
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	191	211,968
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	170	190,349
5.00%, 01/21/44	177	208,285
5.88%, 02/07/42	115	149,240
7.75%, 05/14/38	125	181,392
Series L, 4.75%, 04/21/45	95	107,022
Barclays PLC, 4.95%, 01/10/47	260	293,730
BNP Paribas SA, 2.82%, 01/26/41(a)	200	172,250
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	100	90,161
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(b)	95	99,299
4.65%, 07/30/45	67	75,928
4.65%, 07/23/48 (Call 06/23/48)	55	64,210
4.75%, 05/18/46	110	122,529
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	97	117,468
6.00%, 10/31/33	86	104,603
6.13%, 08/25/36	100	126,293
6.68%, 09/13/43	85	117,521
8.13%, 07/15/39	111	173,850
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	197,444
3.90%, 07/12/47(a)	190	207,725
Cooperatieve Rabobank U.A., 5.25%, 08/04/45	290	346,907
Fifth Third Bancorp., 8.25%, 03/01/38	67	101,699
Goldman Sachs Capital I, 6.35%, 02/15/34	70	87,496

Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	$100	$89,342
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	150	139,722
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	35	33,646
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	173	182,330
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	111	120,118
4.75%, 10/21/45 (Call 04/21/45)	87	99,278
4.80%, 07/08/44 (Call 01/08/44)	96	110,106
5.15%, 05/22/45	80	93,899
6.13%, 02/15/33	65	80,572
6.25%, 02/01/41	136	178,610
6.45%, 05/01/36	55	70,093
6.75%, 10/01/37	313	411,169
HSBC Holdings PLC
6.50%, 05/02/36	195	245,593
6.50%, 09/15/37	175	223,293
6.80%, 06/01/38	230	300,700
Intesa Sanpaolo SpA, 4.95%, 06/01/42 (Call 06/01/41)(a)(b)	50	44,173
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	117	101,115
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	120	113,566
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	151	139,882
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	200	192,670
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	177	187,517
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	205	217,435
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	100	106,542
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	115	125,913
4.95%, 06/01/45	115	134,946
5.50%, 10/15/40	81	100,690
5.60%, 07/15/41	129	162,571
5.63%, 08/16/43	90	113,325
6.40%, 05/15/38	148	198,542
KfW
0.00%, 04/18/36(c)	155	114,767
0.00%, 06/29/37(c)	145	104,716
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	230,612
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	96	105,318
4.29%, 07/26/38	95	105,487
Morgan Stanley
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(b)	75	65,502
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	70	73,639
4.30%, 01/27/45	241	262,278
4.38%, 01/22/47	140	155,512
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(b)	82	89,919
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	106	141,449
6.38%, 07/24/42	52	70,932
Regions Financial Corp., 7.38%, 12/10/37	35	48,938
Societe Generale SA, 3.63%, 03/01/41(a)	200	176,616
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	227,104
Sumitomo Mitsui Financial Group Inc., 2.93%, 09/17/41	50	45,037
Wachovia Corp., 5.50%, 08/01/35	80	94,589

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/29/40), (SOFR + 2.530%)(b)	$245	$228,553
3.90%, 05/01/45	115	119,294
4.65%, 11/04/44	155	169,781
4.90%, 11/17/45	143	162,196
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	310	382,224
5.38%, 11/02/43	66	78,871
5.61%, 01/15/44	170	208,347
Wells Fargo Bank N.A., 6.60%, 01/15/38	285	386,226
Westpac Banking Corp.
3.13%, 11/18/41	95	85,428
4.42%, 07/24/39	95	102,640

		12,910,978

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	323	360,394
4.90%, 02/01/46 (Call 08/01/45)	470	533,920
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	110	120,058
4.70%, 02/01/36 (Call 08/01/35)	80	89,162
Anheuser-Busch InBev Worldwide Inc.
4.38%, 04/15/38 (Call 10/15/37)	180	193,140
4.44%, 10/06/48 (Call 04/06/48)	156	167,065
4.50%, 06/01/50 (Call 12/01/49)	155	170,745
4.60%, 04/15/48 (Call 10/15/47)	193	211,423
4.60%, 06/01/60 (Call 12/01/59)	84	91,336
4.75%, 04/15/58 (Call 10/15/57)	110	121,825
5.55%, 01/23/49 (Call 07/23/48)	185	229,056
5.80%, 01/23/59 (Call 07/23/58)	160	205,398
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	20	21,679
4.50%, 07/15/45 (Call 01/15/45)	62	71,350
Coca-Cola Co. (The)
2.50%, 06/01/40	106	96,109
2.50%, 03/15/51	125	107,141
2.60%, 06/01/50	100	87,694
2.75%, 06/01/60	15	13,081
2.88%, 05/05/41	100	94,999
3.00%, 03/05/51	40	38,029
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	45	43,007
4.10%, 02/15/48 (Call 08/15/47)	45	44,893
5.25%, 11/15/48 (Call 05/15/48)	25	29,100
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	55	59,265
5.88%, 09/30/36	45	59,391
Diageo Investment Corp.
4.25%, 05/11/42	57	64,238
7.45%, 04/15/35	10	14,508
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	160	150,325
Heineken NV
4.00%, 10/01/42(a)	10	10,513
4.35%, 03/29/47 (Call 09/29/46)(a)	40	45,005
Keurig Dr Pepper Inc.
3.80%, 05/01/50 (Call 11/01/49)	45	44,267
4.42%, 12/15/46 (Call 06/15/46)	30	32,078
4.50%, 11/15/45 (Call 05/15/45)	40	42,860
4.99%, 05/25/38 (Call 11/25/37)	50	57,095

Security	Par (000)	Value

Beverages (continued)
5.09%, 05/25/48 (Call 11/25/47)	$33	$38,617
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	109	108,649
5.00%, 05/01/42	75	82,020
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	25	23,209
2.75%, 10/21/51 (Call 04/21/51)	25	22,970
3.38%, 07/29/49 (Call 01/29/49)	47	47,535
3.45%, 10/06/46 (Call 04/06/46)	34	35,055
3.63%, 03/19/50 (Call 09/19/49)	119	127,191

		4,205,395

Biotechnology — 0.7%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	212	172,242
3.00%, 01/15/52 (Call 07/15/51)	100	85,711
3.15%, 02/21/40 (Call 08/21/39)	165	153,557
3.38%, 02/21/50 (Call 08/21/49)	195	178,852
4.66%, 06/15/51 (Call 12/15/50)	175	196,315
4.95%, 10/01/41	126	144,724
5.15%, 11/15/41 (Call 05/15/41)	111	128,882
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	79	94,174
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	100	82,691
3.25%, 02/15/51 (Call 08/15/50)(a)	114	95,899
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	130	136,405
4.50%, 02/01/45 (Call 08/01/44)	125	136,730
4.60%, 09/01/35 (Call 03/01/35)	120	135,739
4.75%, 03/01/46 (Call 09/01/45)	163	185,010
4.80%, 04/01/44 (Call 10/01/43)	130	147,547
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	25	22,128
3.35%, 09/02/51 (Call 03/02/51)	25	20,913
3.55%, 09/02/50 (Call 03/02/50)	95	82,390

		2,199,909

Building Materials — 0.2%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	95	89,350
3.58%, 04/05/50 (Call 10/05/49)	135	128,280
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	43,670
4.63%, 07/02/44 (Call 01/02/44)	30	33,742
4.95%, 07/02/64 (Call 01/02/64)(d)	18	20,752
Lafarge SA, 7.13%, 07/15/36	25	34,082
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	17,894
4.25%, 12/15/47 (Call 06/15/47)	55	57,545
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	26,194
4.50%, 05/15/47 (Call 11/15/46)	32	34,495
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	32	33,468
4.40%, 01/30/48 (Call 07/30/47)	35	37,150
7.00%, 12/01/36	20	26,301
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	40	44,052
4.70%, 03/01/48 (Call 09/01/47)	45	50,954

		677,929

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	$40	$36,738
2.80%, 05/15/50 (Call 11/15/49)	40	35,864
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	30	35,861
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	15	18,282
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(e)	200	224,928
CF Industries Inc.
4.95%, 06/01/43	57	61,438
5.15%, 03/15/34	50	56,084
5.38%, 03/15/44	35	39,494
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	69	74,608
4.38%, 11/15/42 (Call 05/15/42)	77	82,505
4.63%, 10/01/44 (Call 04/01/44)	45	49,762
4.80%, 05/15/49 (Call 11/15/48)	80	90,951
5.25%, 11/15/41 (Call 05/15/41)	51	60,373
9.40%, 05/15/39	48	80,776
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	86	102,362
5.42%, 11/15/48 (Call 05/15/48)	130	163,491
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	39	42,274
4.80%, 09/01/42 (Call 03/01/42)	45	49,412
Ecolab Inc.
2.70%, 12/15/51 (Call 06/15/51)	40	34,905
2.75%, 08/18/55 (Call 02/18/55)	77	66,504
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	35	37,638
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(e)	40	46,088
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	75	69,209
4.38%, 06/01/47 (Call 12/01/46)	45	47,250
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	65	67,269
Lubrizol Corp. (The), 6.50%, 10/01/34	15	20,414
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	53	58,254
5.25%, 07/15/43	38	43,925
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	30	28,007
3.63%, 04/01/51 (Call 04/01/50)	56	52,870
3.80%, 10/01/60 (Call 04/01/60)	30	27,215
4.20%, 10/15/49 (Call 04/15/49)	70	71,005
4.20%, 05/01/50 (Call 11/01/49)	60	60,830
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	36	38,134
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	20	18,782
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	40	43,754
5.63%, 11/15/43 (Call 05/15/43)	35	43,164
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	31,421
4.13%, 03/15/35 (Call 09/15/34)	55	59,284
4.90%, 06/01/43 (Call 12/01/42)	50	58,125
5.00%, 04/01/49 (Call 10/01/48)	25	30,275
5.25%, 01/15/45 (Call 07/15/44)	20	24,242
5.63%, 12/01/40	41	51,097
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	30	32,017
5.25%, 06/01/45 (Call 12/01/44)	15	18,030

Security	Par (000)	Value

Chemicals (continued)
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	$40	$34,300
3.30%, 05/15/50 (Call 11/15/49)	30	27,561
3.80%, 08/15/49 (Call 02/15/49)	30	29,887
4.00%, 12/15/42 (Call 06/15/42)	40	41,151
4.50%, 06/01/47 (Call 12/01/46)	65	71,098
4.55%, 08/01/45 (Call 02/01/45)	10	10,953
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	128,096
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	52,883
5.00%, 08/15/46 (Call 02/15/46)	41	46,617

		2,927,457

Commercial Services — 0.9%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	41	38,390
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	14,244
4.32%, 08/01/45	25	29,728
4.70%, 11/01/2111	25	31,773
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	32	41,831
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	300	368,169
Duke University
Series 2020, 2.68%, 10/01/44	30	27,688
Series 2020, 2.76%, 10/01/50	40	36,202
Series 2020, 2.83%, 10/01/55	15	13,805
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	30	28,437
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	70	74,534
7.00%, 10/15/37(a)	110	153,309
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	35	30,517
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	50	45,463
George Washington University (The) 4.87%, 09/15/45	40	49,162
Series 2014, 4.30%, 09/15/44	20	23,041
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	28,037
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	45	40,641
Series B, 4.32%, 04/01/49 (Call 10/01/48)	46	51,031
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	80	78,894
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	25	29,818
Series A, 2.81%, 01/01/60 (Call 07/01/59)	30	27,314
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	10	8,775
3.65%, 05/01/48 (Call 11/01/47)	65	72,017
Massachusetts Institute of Technology
3.89%, 07/01/2116	25	26,549
3.96%, 07/01/38	25	28,098
4.68%, 07/01/2114	30	38,785
5.60%, 07/01/2111	30	46,117
Series F, 2.99%, 07/01/50 (Call 01/01/50)	10	9,912
Series G, 2.29%, 07/01/51 (Call 01/01/51)	45	38,202
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	70	59,586
3.25%, 05/20/50 (Call 11/20/49)	45	40,978
5.25%, 07/15/44	51	61,555
Northeastern University, Series 2020, 2.89%, 10/01/50	30	26,908
Northwestern University 4.64%, 12/01/44	15	17,775

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	$25	$28,570
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	30	27,129
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)	94	88,073
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	35	31,475
3.15%, 07/15/46 (Call 01/15/46)	35	35,605
4.88%, 10/15/40	115	145,730
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	15	13,340
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	86	82,451
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	25	27,906
Trustees of Princeton University (The)
5.70%, 03/01/39	40	53,945
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	40	35,346
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	15,127
4.67%, 09/01/2112	15	19,371
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	70	78,513
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	56	58,451
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	30	27,642
3.03%, 10/01/39	25	24,465
5.25%, 10/01/2111	25	34,410
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	15	16,607
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	25	24,112
5.50%, 06/15/45 (Call 12/15/44)	40	49,754
William Marsh Rice University, 3.57%, 05/15/45	65	69,187
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	38	33,294

		2,757,788

Computers — 1.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	60	53,374
2.40%, 08/20/50 (Call 06/20/50)	140	118,453
2.55%, 08/20/60 (Call 02/20/60)	60	49,912
2.65%, 05/11/50 (Call 11/11/49)	183	162,918
2.65%, 02/08/51 (Call 08/08/50)	150	133,439
2.70%, 08/05/51 (Call 02/05/51)	95	84,926
2.85%, 08/05/61 (Call 02/05/61)	100	88,813
3.45%, 02/09/45	175	178,850
3.85%, 05/04/43	215	231,293
3.85%, 08/04/46 (Call 02/04/46)	155	167,665
4.25%, 02/09/47 (Call 08/09/46)	80	91,938
4.38%, 05/13/45	166	192,497
4.50%, 02/23/36 (Call 08/23/35)	150	176,092
4.65%, 02/23/46 (Call 08/23/45)	200	242,838
Dell Inc., 6.50%, 04/15/38	30	34,571
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(a)	25	22,046
3.45%, 12/15/51 (Call 06/15/51)(a)	25	21,136
8.10%, 07/15/36 (Call 01/15/36)	54	74,747
8.35%, 07/15/46 (Call 01/15/46)	33	50,217
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	113	135,210
6.35%, 10/15/45 (Call 04/15/45)	70	83,549
HP Inc., 6.00%, 09/15/41	92	110,321
International Business Machines Corp. 4.00%, 06/20/42	155	163,190

Security	Par (000)	Value

Computers (continued)
4.25%, 05/15/49	$110	$120,865
4.70%, 02/19/46	130	151,927
5.60%, 11/30/39	35	44,182
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	30	31,274

		3,016,243

Cosmetics & Personal Care — 0.1%
Avon Products Inc., 8.45%, 03/15/43	20	23,936
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	35	38,446
4.00%, 08/15/45	60	67,622
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	56	54,636
4.15%, 03/15/47 (Call 09/15/46)	10	11,303
4.38%, 06/15/45 (Call 12/15/44)	20	23,023
6.00%, 05/15/37	35	46,811
Procter & Gamble Co. (The)
3.55%, 03/25/40	35	37,471
3.60%, 03/25/50	25	27,523

		330,771

Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	45	46,762
4.20%, 05/15/47 (Call 11/15/46)	20	22,230
4.60%, 06/15/45 (Call 12/15/44)	55	63,446

		132,438

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41 (Call 04/29/41)	240	220,685
American Express Co., 4.05%, 12/03/42	112	122,991
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	25	20,809
2.85%, 08/05/51 (Call 02/05/51)(a)	45	37,715
3.50%, 09/10/49 (Call 03/10/49)(a)	40	38,014
4.00%, 10/02/47 (Call 04/02/47)(a)	20	20,649
4.45%, 07/15/45(a)	40	43,679
5.00%, 06/15/44(a)	30	35,019
Brookfield Finance Inc.
3.63%, 02/15/52 (Call 08/15/51)	5	4,636
4.70%, 09/20/47 (Call 03/20/47)	118	129,150
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	55	49,725
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	117	149,449
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	107	95,390
3.00%, 09/15/60 (Call 03/15/60)	120	102,846
4.25%, 09/21/48 (Call 03/21/48)	95	105,089
Invesco Finance PLC, 5.38%, 11/30/43	55	65,617
Jefferies Group LLC, 6.25%, 01/15/36	65	80,005
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	50	59,010
Legg Mason Inc., 5.63%, 01/15/44	45	56,108
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	50	52,831
3.80%, 11/21/46 (Call 05/21/46)	146	156,237
3.85%, 03/26/50 (Call 09/26/49)	75	81,445
Nasdaq Inc., 3.25%, 04/28/50 (Call 10/28/49)	64	58,017
Navient Corp., 5.63%, 08/01/33	35	30,451
Raymond James Financial Inc., 4.95%, 07/15/46	60	69,042
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 4.00%, 10/15/33 (Call 10/15/27)(a)	55	51,181

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.70%, 04/15/40 (Call 10/15/39)	$97	$91,237
4.15%, 12/14/35 (Call 06/14/35)	220	246,743
4.30%, 12/14/45 (Call 06/14/45)	237	274,444
Western Union Co. (The), 6.20%, 11/17/36	46	52,015

		2,600,229

Electric — 5.8%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	125	165,286
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	35	35,447
3.80%, 06/15/49 (Call 12/15/48)	55	55,719
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	25	22,129
3.13%, 07/15/51 (Call 01/15/51)	30	27,077
3.45%, 10/01/49 (Call 04/01/49)	65	61,869
4.15%, 08/15/44 (Call 02/15/44)	50	52,885
6.00%, 03/01/39	55	70,807
Series A, 4.30%, 07/15/48 (Call 01/15/48)	57	61,665
Series B, 3.70%, 12/01/47 (Call 06/01/47)	50	49,698
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	30	26,986
3.70%, 12/01/47 (Call 06/01/47)	40	40,979
4.15%, 03/15/46 (Call 09/15/45)	30	32,841
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	55	48,545
Appalachian Power Co.
7.00%, 04/01/38	101	135,085
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	40	42,954
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	25	22,540
3.50%, 12/01/49 (Call 06/01/49)	30	27,752
3.75%, 05/15/46 (Call 11/15/45)	40	39,206
4.20%, 08/15/48 (Call 02/15/48)	30	30,791
4.35%, 11/15/45 (Call 05/15/45)	25	26,085
4.50%, 04/01/42 (Call 10/01/41)	41	44,214
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	30	33,370
Baltimore Gas & Electric Co.
3.75%, 08/15/47 (Call 02/15/47)	45	45,903
4.25%, 09/15/48 (Call 03/15/48)	10	10,990
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	40	43,239
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	55	55,057
4.25%, 10/15/50 (Call 04/15/50)	85	91,720
4.45%, 01/15/49 (Call 07/15/48)	78	85,635
4.50%, 02/01/45 (Call 08/01/44)	83	90,667
5.15%, 11/15/43 (Call 05/15/43)	35	40,573
6.13%, 04/01/36	106	135,198
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	30	30,664
4.35%, 05/01/33 (Call 02/01/33)	70	74,698
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	50,243
3.95%, 03/01/48 (Call 09/01/47)	30	31,934
4.50%, 04/01/44 (Call 10/01/43)	60	67,868
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	15	16,752
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	13,451
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	30	32,896
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	50	57,391

Security	Par (000)	Value

Electric (continued)
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(e)	$180	$183,840
Comision Federal de Electricidad, 4.68%, 02/09/51 (Call 08/09/50)(e)	200	165,096
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	75	75,443
3.70%, 03/01/45 (Call 09/01/44)	15	15,104
4.00%, 03/01/49 (Call 09/01/48)	40	42,613
4.35%, 11/15/45 (Call 05/15/45)	50	54,607
4.70%, 01/15/44 (Call 07/15/43)	60	69,167
6.45%, 01/15/38	30	40,201
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	40	40,596
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	60	56,107
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	25	27,571
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	16,206
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)	75	70,207
3.85%, 06/15/46 (Call 12/15/45)	50	49,668
3.95%, 03/01/43 (Call 09/01/42)	40	40,004
4.45%, 03/15/44 (Call 09/15/43)	80	86,117
4.50%, 12/01/45 (Call 06/01/45)	55	59,113
4.50%, 05/15/58 (Call 11/15/57)	60	65,367
4.63%, 12/01/54 (Call 06/01/54)	70	77,570
Series 08-B, 6.75%, 04/01/38	60	80,995
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	60	59,890
Series C, 4.00%, 11/15/57 (Call 05/15/57)	45	45,136
Series C, 4.30%, 12/01/56 (Call 06/01/56)	35	36,985
Series E, 4.65%, 12/01/48 (Call 06/01/48)	70	77,739
Constellation Energy Generation LLC, 5.60%, 06/15/42 (Call 12/15/41)	60	65,883
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	56	52,790
4.05%, 05/15/48 (Call 11/15/47)	80	86,314
4.35%, 04/15/49 (Call 10/15/48)	60	67,904
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	35	36,270
Dominion Energy Inc.
7.00%, 06/15/38	35	47,714
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	55,524
Series B, 5.95%, 06/15/35	70	85,772
Series C, 4.05%, 09/15/42 (Call 03/15/42)	55	55,997
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	67,645
Series F, 5.25%, 08/01/33	50	57,962
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	33,503
5.10%, 06/01/65 (Call 12/01/64)	45	56,097
5.30%, 05/15/33	66	79,281
5.45%, 02/01/41 (Call 08/01/40)	25	30,701
6.05%, 01/15/38	56	72,443
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	30	27,467
3.65%, 03/01/52 (Call 09/01/51)	5	5,189
3.70%, 03/15/45 (Call 09/15/44)	55	56,146
3.75%, 08/15/47 (Call 02/15/47)	35	36,031
4.30%, 07/01/44 (Call 01/01/44)	30	33,055
Series A, 4.00%, 04/01/43 (Call 10/01/42)(f)	25	26,681
Series A, 4.05%, 05/15/48 (Call 11/15/47)	40	43,144
Duke Energy Carolinas LLC 3.70%, 12/01/47 (Call 06/01/47)	40	40,258

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 06/01/45 (Call 12/01/44)	$50	$50,076
3.88%, 03/15/46 (Call 09/15/45)	65	67,122
3.95%, 03/15/48 (Call 09/15/47)	45	46,850
4.25%, 12/15/41 (Call 06/15/41)	40	42,902
6.00%, 01/15/38	30	38,374
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	90	85,953
3.95%, 08/15/47 (Call 02/15/47)	65	63,900
4.80%, 12/15/45 (Call 06/15/45)	55	60,884
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	45	40,675
3.40%, 10/01/46 (Call 04/01/46)	50	47,957
3.85%, 11/15/42 (Call 05/15/42)	25	25,642
6.35%, 09/15/37	45	59,737
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	40	40,735
6.12%, 10/15/35	35	43,285
6.35%, 08/15/38	35	45,227
6.45%, 04/01/39	45	59,365
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	70	64,484
Duke Energy Progress LLC
2.90%, 08/15/51 (Call 02/15/51)	50	45,023
3.60%, 09/15/47 (Call 03/15/47)	55	54,477
3.70%, 10/15/46 (Call 04/15/46)	50	50,232
4.10%, 05/15/42 (Call 11/15/41)	45	47,393
4.10%, 03/15/43 (Call 09/15/42)	50	52,729
4.15%, 12/01/44 (Call 06/01/44)	55	58,407
4.20%, 08/15/45 (Call 02/15/45)	65	69,673
4.38%, 03/30/44 (Call 09/30/43)	25	27,574
6.30%, 04/01/38	50	65,130
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	72,451
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	10	11,220
6.00%, 05/15/35	26	32,429
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	70	76,814
4.88%, 01/22/44(a)	100	104,728
4.95%, 10/13/45 (Call 04/13/45)(a)	95	101,093
5.00%, 09/21/48 (Call 03/21/48)(a)	90	97,875
6.00%, 01/22/2114(a)	75	84,584
6.95%, 01/26/39(a)	105	136,771
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	75	79,973
Enel Finance International NV
4.75%, 05/25/47(a)	35	38,481
6.80%, 09/15/37(a)	115	151,463
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	35	29,387
4.20%, 04/01/49 (Call 10/01/48)	40	43,481
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	15	14,538
Entergy Louisiana LLC
3.10%, 06/15/41 (Call 12/15/40)	50	47,401
4.20%, 09/01/48 (Call 03/01/48)	100	107,488
4.95%, 01/15/45 (Call 01/15/25)	50	52,619
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	24	24,844
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	50	47,470
4.50%, 03/30/39 (Call 09/30/38)	60	64,839
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	25	24,027
4.10%, 04/01/43 (Call 10/01/42)	40	42,265

Security	Par (000)	Value

Electric (continued)
4.13%, 03/01/42 (Call 09/01/41)	$56	$58,984
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	48,994
5.30%, 10/01/41 (Call 04/01/41)	40	48,633
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	35	32,841
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	70	75,956
4.70%, 04/15/50 (Call 10/15/49)	65	73,703
5.10%, 06/15/45 (Call 12/15/44)	65	75,499
5.63%, 06/15/35	55	65,362
Exelon Generation Co. LLC, 6.25%, 10/01/39	63	73,426
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	50	42,716
Series C, 5.35%, 07/15/47 (Call 01/15/47)	50	52,830
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	25,604
5.45%, 07/15/44 (Call 01/15/44)(a)	30	34,148
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	50	45,530
3.70%, 12/01/47 (Call 06/01/47)	35	36,153
3.95%, 03/01/48 (Call 09/01/47)	55	59,525
3.99%, 03/01/49 (Call 09/01/48)	55	59,623
4.05%, 06/01/42 (Call 12/01/41)	35	37,373
4.05%, 10/01/44 (Call 04/01/44)	50	54,324
4.13%, 02/01/42 (Call 08/01/41)	40	43,286
4.13%, 06/01/48 (Call 12/01/47)	45	50,056
5.25%, 02/01/41 (Call 08/01/40)	25	30,501
5.63%, 04/01/34	40	49,876
5.69%, 03/01/40	45	58,048
5.95%, 02/01/38	50	64,593
5.96%, 04/01/39	50	65,517
Georgia Power Co.
4.30%, 03/15/42	85	88,748
Series 10-C, 4.75%, 09/01/40	50	54,402
Series B, 3.70%, 01/30/50 (Call 07/30/49)	55	52,303
Great River Energy, 6.25%, 07/01/38(a)	36	42,846
Iberdrola International BV, 6.75%, 07/15/36	50	68,366
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	71	78,546
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	21	22,362
Infraestructura Energetica Nova SAB de CV, 4.75%, 01/15/51 (Call 07/15/50)(e)	200	176,806
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	40	36,036
6.25%, 07/15/39	40	53,267
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	30	36,428
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	9,734
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	65	76,279
Massachusetts Electric Co., 5.90%, 11/15/39(a)	55	68,770
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(e)	146	147,023
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	65	65,980
3.95%, 08/01/47 (Call 02/01/47)	65	69,020
4.25%, 07/15/49 (Call 01/15/49)	85	94,623
Minejesa Capital BV, 5.63%, 08/10/37(e)	200	188,800
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	44,422
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	55	64,855

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	$45	$50,379
4.40%, 11/01/48 (Call 05/01/48)	30	33,303
Nevada Power Co., Series R, 6.75%, 07/01/37	35	47,509
New England Power Co., 3.80%, 12/05/47 (Call 06/05/47)(a)	44	44,071
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)	30	25,933
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	45	38,519
4.12%, 11/28/42(a)	50	51,206
4.28%, 10/01/34 (Call 04/01/34)(a)	70	75,428
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	41	40,496
3.60%, 05/15/46 (Call 11/15/45)	40	40,227
4.00%, 08/15/45 (Call 02/15/45)	15	16,021
4.13%, 05/15/44 (Call 11/15/43)	40	43,124
5.35%, 11/01/39	40	49,944
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	25	27,357
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	45	49,878
5.50%, 03/15/40	10	12,492
Oglethorpe Power Corp.
5.38%, 11/01/40	50	59,081
5.95%, 11/01/39	87	107,555
Ohio Edison Co., 6.88%, 07/15/36	30	40,466
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	145	150,652
4.15%, 04/01/48 (Call 10/01/47)	60	62,722
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	25	26,502
4.15%, 04/01/47 (Call 10/01/46)	15	16,080
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	75	69,895
3.75%, 04/01/45 (Call 10/01/44)	55	56,275
3.80%, 09/30/47 (Call 03/30/47)	25	25,902
3.80%, 06/01/49 (Call 12/01/48)	65	68,001
5.30%, 06/01/42 (Call 12/01/41)	65	80,109
7.50%, 09/01/38	30	43,876
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)	160	131,752
3.75%, 08/15/42 (Call 02/15/42)	40	34,021
3.95%, 12/01/47 (Call 06/01/47)	100	86,890
4.50%, 07/01/40 (Call 01/01/40)	200	189,226
4.75%, 02/15/44 (Call 08/15/43)	105	100,432
4.95%, 07/01/50 (Call 01/01/50)	95	94,426
5.25%, 03/01/52 (Call 09/01/51)	150	157,953
PacifiCorp.
3.30%, 03/15/51 (Call 09/15/50)	65	61,079
4.10%, 02/01/42 (Call 08/01/41)	40	41,612
5.75%, 04/01/37	50	61,247
6.00%, 01/15/39	65	82,443
6.10%, 08/01/36	45	57,210
6.25%, 10/15/37	65	84,006
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	40	36,758
3.70%, 09/15/47 (Call 03/15/47)	30	30,729
Perusahaan Listrik Negara PT, 4.88%, 07/17/49(e)	200	191,312
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/48(e)	200	222,958

Security	Par (000)	Value

Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$75	$81,403
6.50%, 11/15/37	45	61,250
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	40	42,947
4.75%, 07/15/43 (Call 01/15/43)	50	57,838
Progress Energy Inc., 6.00%, 12/01/39	25	30,915
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	50,256
4.05%, 09/15/49 (Call 03/15/49)	30	32,032
4.10%, 06/15/48 (Call 12/15/47)	30	32,255
4.30%, 03/15/44 (Call 09/15/43)	25	27,221
6.50%, 08/01/38	30	41,768
Series 17, 6.25%, 09/01/37	41	55,772
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	30	28,272
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	60	60,779
Public Service Electric & Gas Co.
3.20%, 08/01/49 (Call 02/01/49)	60	57,301
3.60%, 12/01/47 (Call 06/01/47)	50	50,468
3.80%, 03/01/46 (Call 09/01/45)	60	62,478
3.85%, 05/01/49 (Call 11/01/48)	30	31,653
3.95%, 05/01/42 (Call 11/01/41)	50	53,765
5.80%, 05/01/37	30	38,217
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	25	23,307
4.22%, 06/15/48 (Call 12/15/47)	28	30,145
4.30%, 05/20/45 (Call 11/20/44)	25	27,186
5.64%, 04/15/41 (Call 10/15/40)	36	44,706
5.76%, 10/01/39	35	43,456
6.27%, 03/15/37	20	25,917
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	65	69,766
4.50%, 08/15/40	80	89,818
6.00%, 06/01/39	30	38,213
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	25	23,493
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(e)	200	224,316
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	55	55,975
4.00%, 02/01/48 (Call 08/01/47)	81	81,773
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	110	103,957
4.00%, 04/01/47 (Call 10/01/46)	135	132,858
4.05%, 03/15/42 (Call 09/15/41)	36	35,645
6.00%, 01/15/34	55	67,448
6.05%, 03/15/39	55	66,673
Series 05-E, 5.35%, 07/15/35	85	98,529
Series 08-A, 5.95%, 02/01/38	61	73,284
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	65	62,761
Series C, 3.60%, 02/01/45 (Call 08/01/44)	80	74,431
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	28,455
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	75	78,773
Southern Power Co., 5.15%, 09/15/41	55	61,203
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	95	92,925
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	35	33,766
3.70%, 08/15/47 (Call 02/15/47)	35	35,178
3.75%, 06/15/49 (Call 12/15/48)	15	15,541
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	25	27,906

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	$25	$23,369
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	236,866
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	40	40,526
4.30%, 06/15/48 (Call 12/15/47)	33	36,556
4.35%, 05/15/44 (Call 11/15/43)	54	59,080
Toledo Edison Co. (The), 6.15%, 05/15/37	51	64,635
TransAlta Corp., 6.50%, 03/15/40	25	26,361
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	20	24,694
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	20	18,163
4.00%, 06/15/50 (Call 12/15/49)	45	45,932
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	28,795
3.65%, 04/15/45 (Call 10/15/44)	55	55,238
3.90%, 09/15/42 (Call 03/15/42)	50	51,958
5.30%, 08/01/37	35	41,916
8.45%, 03/15/39	26	41,228
Virginia Electric & Power Co.
2.95%, 11/15/51 (Call 05/15/51)	50	45,337
4.00%, 01/15/43 (Call 07/15/42)	50	52,897
4.45%, 02/15/44 (Call 08/15/43)	55	61,257
Series B, 6.00%, 01/15/36	85	108,231
Series C, 4.00%, 11/15/46 (Call 05/15/46)	50	52,646
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	20	22,054
5.70%, 12/01/36	30	37,808
Wisconsin Power and Light Co., 6.38%, 08/15/37	20	26,421
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	25	23,690
3.67%, 12/01/42	35	35,304
4.75%, 11/01/44 (Call 05/01/44)	30	34,721
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	25	23,756
6.50%, 07/01/36	35	46,195

		17,873,371

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	60	51,675
2.80%, 12/21/51 (Call 06/21/51)	25	21,822

		73,497

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	50	54,031
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(f)	45	42,571
3.81%, 11/21/47 (Call 05/21/47)	25	27,556
5.38%, 03/01/41	40	51,979
5.70%, 03/15/36	40	51,757
5.70%, 03/15/37	26	33,712

		261,606

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	56	63,665

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41 (Call 08/11/40)(e)	200	183,294
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(a)	40	33,402

Security	Par (000)	Value

Engineering & Construction (continued)
Mexico City Airport Trust, 5.50%, 10/31/46(e)	$200	$180,792

		397,488

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	85	78,388
6.20%, 03/01/40	35	46,307
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)	70	60,925
Waste Management Inc.
2.95%, 06/01/41 (Call 12/01/40)	125	117,100
4.15%, 07/15/49 (Call 01/15/49)	25	27,959

		330,679

Food — 1.1%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	35	30,678
4.80%, 03/15/48 (Call 09/15/47)	45	51,210
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	98	112,992
5.40%, 11/01/48 (Call 05/01/48)	45	54,502
General Mills Inc., 3.00%, 02/01/51 (Call 08/01/50)	115	104,141
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(e)	200	220,746
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	20	17,900
3.13%, 11/15/49 (Call 05/15/49)	51	49,953
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	75	71,444
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	15	15,271
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 4.38%, 02/02/52 (Call 08/02/51)(a)	50	44,401
JM Smucker Co. (The)
4.25%, 03/15/35	99	106,847
4.38%, 03/15/45	36	38,939
Kellogg Co., 4.50%, 04/01/46	70	79,117
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	62	79,979
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	155	158,858
4.63%, 10/01/39 (Call 04/01/39)	26	27,809
4.88%, 10/01/49 (Call 04/01/49)	75	83,026
5.00%, 07/15/35 (Call 01/15/35)	50	56,221
5.00%, 06/04/42	80	88,089
5.20%, 07/15/45 (Call 01/15/45)	95	107,343
5.50%, 06/01/50 (Call 12/01/49)	40	47,979
6.50%, 02/09/40	30	38,619
6.88%, 01/26/39	55	72,517
7.13%, 08/01/39(a)	50	67,927
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	45	45,271
3.95%, 01/15/50 (Call 07/15/49)	45	46,278
4.45%, 02/01/47 (Call 08/01/46)	35	38,035
4.65%, 01/15/48 (Call 07/15/47)	30	33,584
5.00%, 04/15/42 (Call 10/15/41)	15	17,323
5.15%, 08/01/43 (Call 02/01/43)	35	40,673
5.40%, 07/15/40 (Call 01/15/40)	40	47,862
5.40%, 01/15/49 (Call 07/15/48)	25	31,008
6.90%, 04/15/38	26	35,210
Mars Inc.
3.60%, 04/01/34 (Call 01/01/34)(a)	80	84,050
3.88%, 04/01/39 (Call 10/01/38)(a)	15	15,849
3.95%, 04/01/44 (Call 10/01/43)(a)	45	47,987
3.95%, 04/01/49 (Call 10/01/48)(a)	65	70,407
4.13%, 04/01/54 (Call 10/01/53)(a)	48	52,825

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.20%, 04/01/59 (Call 10/01/58)(a)	$55	$61,447
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	46	50,821
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	75	63,223
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a)	280	304,886
Pilgrim’s Pride Corp., 3.50%, 03/01/32 (Call 09/01/26)(a)	60	55,221
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	40	42,606
4.85%, 10/01/45 (Call 04/01/45)	53	58,174
6.60%, 04/01/50 (Call 10/01/49)	104	144,191
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	50	55,533
4.88%, 08/15/34 (Call 02/15/34)	50	57,098
5.10%, 09/28/48 (Call 03/28/48)	65	77,933
5.15%, 08/15/44 (Call 02/15/44)	45	53,581

		3,457,584

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 04/30/49 (Call 10/30/48)(e)	200	207,616
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	42	45,707
4.40%, 08/15/47 (Call 02/15/47)	49	53,721
4.80%, 06/15/44 (Call 12/15/43)	48	54,311
6.00%, 11/15/41 (Call 05/15/41)	30	37,745
7.30%, 11/15/39	31	43,688

		442,788

Gas — 0.4%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	35	33,213
4.13%, 10/15/44 (Call 04/15/44)	40	41,880
4.13%, 03/15/49 (Call 09/15/48)	15	16,097
4.15%, 01/15/43 (Call 07/15/42)	30	31,300
4.30%, 10/01/48 (Call 04/01/48)	40	43,484
5.50%, 06/15/41 (Call 12/15/40)	40	48,222
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	48	48,203
4.50%, 03/10/46 (Call 09/10/45)(a)	50	52,078
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	63,341
5.85%, 01/15/41 (Call 07/15/40)	10	12,465
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	40	48,094
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	65	68,119
4.80%, 02/15/44 (Call 08/15/43)	75	81,600
5.65%, 02/01/45 (Call 08/01/44)	55	65,207
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	11,181
4.66%, 02/01/44 (Call 08/01/43)	50	56,784
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	35	33,123
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	50	50,382
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	35	36,940
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	59	61,246
4.40%, 05/30/47 (Call 11/30/46)	55	57,933
5.88%, 03/15/41 (Call 09/15/40)	51	64,034
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	45	39,408
3.80%, 09/29/46 (Call 03/29/46)	20	19,891

Security	Par (000)	Value

Gas (continued)
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	$27	$27,597
Series K, 3.80%, 09/15/46 (Call 03/15/46)	25	26,064

		1,137,886

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	45	42,414
4.10%, 03/01/48 (Call 09/01/47)	35	38,767
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	51	43,694
4.85%, 11/15/48 (Call 05/15/48)	35	42,529
5.20%, 09/01/40	25	30,184

		197,588

Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	119	141,776
4.75%, 04/15/43 (Call 10/15/42)	40	47,441
4.90%, 11/30/46 (Call 05/30/46)	185	228,562
5.30%, 05/27/40	40	50,059
6.15%, 11/30/37	53	72,404
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(a)	30	27,010
3.50%, 08/15/46 (Call 02/15/46)	50	48,305
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	59	67,237
7.38%, 01/15/40	55	81,408
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	20	22,402
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	95	93,049
3.40%, 11/15/49 (Call 05/15/49)	97	94,897
Koninklijke Philips NV
5.00%, 03/15/42	60	70,526
6.88%, 03/11/38	30	41,001
Medtronic Inc.
4.38%, 03/15/35	140	160,399
4.63%, 03/15/45	100	117,791
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	25	22,035
4.10%, 04/01/43 (Call 10/01/42)	20	21,467
4.38%, 05/15/44 (Call 11/15/43)	50	55,663
4.63%, 03/15/46 (Call 09/15/45)	65	74,361
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	81	89,938
5.30%, 02/01/44 (Call 08/01/43)	45	56,875
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	65	69,817

		1,754,423

Health Care - Services — 2.0%
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	50	51,722
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	32	31,772
4.27%, 08/15/48 (Call 02/15/48)	26	29,606
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	25	23,594
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	30	30,252
4.13%, 11/15/42 (Call 05/15/42)	25	25,633
4.50%, 05/15/42 (Call 11/15/41)	25	26,831
4.75%, 03/15/44 (Call 09/15/43)	45	50,144

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
6.63%, 06/15/36	$61	$81,233
6.75%, 12/15/37	40	54,209
AHS Hospital Corp., 5.02%, 07/01/45	30	37,003
Allina Health System, Series 2019, 3.89%, 04/15/49	35	37,249
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	103	113,248
4.63%, 05/15/42	95	106,582
4.65%, 01/15/43	85	95,497
4.65%, 08/15/44 (Call 02/15/44)	105	118,043
5.10%, 01/15/44	66	78,461
5.95%, 12/15/34	30	37,625
Ascension Health
3.95%, 11/15/46	50	55,445
4.85%, 11/15/53	57	73,486
Series B, 3.11%, 11/15/39 (Call 05/15/39)	15	14,849
Banner Health
2.91%, 01/01/51 (Call 07/01/50)	30	27,518
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	50	48,248
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	40	43,718
Baylor Scott & White Holdings 4.19%, 11/15/45 (Call 05/15/45)	70	77,554
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	60	54,212
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	30	29,975
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	25	28,352
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	30	25,682
City of Hope
Series 2013, 5.62%, 11/15/43	35	45,191
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	30	34,528
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	77	78,582
4.19%, 10/01/49 (Call 04/01/49)	81	85,389
4.35%, 11/01/42	40	41,797
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	25	24,018
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	20	21,481
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	35	38,377
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	35	39,737
4.50%, 07/01/57 (Call 01/01/57)	20	24,223
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	38	34,889
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	50	44,426
5.13%, 06/15/39 (Call 12/15/38)	70	78,113
5.25%, 06/15/49 (Call 12/15/48)	120	136,549
5.50%, 06/15/47 (Call 12/15/46)	90	105,331
7.50%, 11/06/33	15	19,822
7.50%, 11/15/95	15	18,619
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(a)	80	72,146
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	45	46,143
4.63%, 12/01/42 (Call 06/01/42)	41	45,828
4.80%, 03/15/47 (Call 09/14/46)	55	63,273
4.95%, 10/01/44 (Call 04/01/44)	25	29,132
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	30	35,342

Security	Par (000)	Value

Health Care - Services (continued)
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	$35	$38,744
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	35	36,929
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	55	55,598
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	32,708
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	129	144,770
4.88%, 04/01/42	70	83,956
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	40	38,854
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	78	86,047
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	10	11,350
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	20	21,996
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	33,730
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	10	9,432
Mayo Clinic
3.77%, 11/15/43	55	59,427
Series 2016, 4.13%, 11/15/52	20	23,206
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	50	56,728
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	35	34,452
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	30	29,725
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	68,953
5.00%, 07/01/42	60	74,240
Molina Healthcare Inc., 3.88%, 05/15/32 (Call 02/15/32)(a)	40	39,212
Montefiore Obligated Group
4.29%, 09/01/50	25	22,571
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	25	25,966
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	75,524
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	10	10,132
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	75	82,253
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	55	57,435
4.26%, 11/01/47 (Call 11/01/46)	10	10,761
OhioHealth Corp., Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(f)	40	37,876
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	70	77,304
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	25	30,537
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	34	36,099
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	30	34,115
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	25	25,325
3.95%, 07/01/46 (Call 07/01/45)	25	26,927
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	15	13,161
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	45,736
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	31	33,780
Texas Health Resources, 4.33%, 11/15/55	30	34,927
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	80	89,321
6.02%, 11/15/48	30	35,282

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Trinity Health Corp., Series 2019, 3.43%, 12/01/48	$25	$24,995
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	75	68,281
3.50%, 08/15/39 (Call 02/15/39)	90	91,809
3.70%, 08/15/49 (Call 02/15/49)	90	93,155
3.75%, 10/15/47 (Call 04/15/47)	57	59,075
3.88%, 08/15/59 (Call 02/15/59)	50	52,787
3.95%, 10/15/42 (Call 04/15/42)	45	47,817
4.20%, 01/15/47 (Call 07/15/46)	30	33,099
4.25%, 03/15/43 (Call 09/15/42)	68	74,968
4.25%, 04/15/47 (Call 10/15/46)	80	88,844
4.25%, 06/15/48 (Call 12/15/47)	100	111,618
4.38%, 03/15/42 (Call 09/15/41)	80	89,256
4.45%, 12/15/48 (Call 06/15/48)	50	57,619
4.63%, 07/15/35	106	122,552
4.63%, 11/15/41 (Call 05/15/41)	50	57,842
4.75%, 07/15/45	147	173,169
5.80%, 03/15/36	54	69,224
5.95%, 02/15/41 (Call 08/15/40)	10	13,287
6.50%, 06/15/37	40	54,959
6.63%, 11/15/37	35	48,598
6.88%, 02/15/38	88	125,607
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	29	33,982
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	40	36,718

		6,085,029

Holding Companies - Diversified — 0.2%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(a)	110	157,297
MDGH-GMTN BV, 3.95%, 05/21/50 (Call 11/21/49)(e)	200	213,802
Temasek Financial I Ltd., 2.25%, 04/06/51 (Call 10/06/50)(a)	250	217,580

		588,679

Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	55	59,439
PulteGroup Inc., 6.00%, 02/15/35	80	96,139

		155,578

Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	50	46,492
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	86	92,201

		138,693

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	30	32,363
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	75	73,226
3.90%, 05/04/47 (Call 11/04/46)	40	43,334
5.30%, 03/01/41	30	37,454
6.63%, 08/01/37	25	35,376

		221,753

Housewares — 0.0%
Newell Brands Inc.
5.88%, 04/01/36 (Call 10/01/35)	30	32,967
6.00%, 04/01/46 (Call 10/01/45)	40	44,899

		77,866

Insurance — 2.6%
Aflac Inc., 4.75%, 01/15/49 (Call 07/15/48)	70	83,767
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	235	220,565
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	15	16,579

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	$10	$10,495
4.20%, 12/15/46 (Call 06/15/46)	40	43,924
4.50%, 06/15/43	40	45,147
5.55%, 05/09/35	50	61,272
5.95%, 04/01/36	10	12,844
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	35	43,743
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	45	48,307
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	125	130,804
4.38%, 01/15/55 (Call 07/15/54)	81	88,168
4.50%, 07/16/44 (Call 01/16/44)	100	110,890
4.70%, 07/10/35 (Call 01/10/35)	81	91,421
4.75%, 04/01/48 (Call 10/01/47)	65	75,349
Aon Corp., 6.25%, 09/30/40	40	53,010
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	25	21,461
3.90%, 02/28/52 (Call 08/28/51)	25	25,147
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	40	43,949
4.75%, 05/15/45 (Call 11/15/44)	44	48,939
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	65	75,682
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	45	43,112
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	47,436
Arthur J Gallagher & Co., 3.05%, 03/09/52 (Call 09/09/51)	50	42,583
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (Call 04/15/50)	120	105,425
4.20%, 08/15/48 (Call 02/15/48)	73	80,608
4.25%, 01/15/49 (Call 07/15/48)	106	118,008
4.30%, 05/15/43	45	49,877
4.40%, 05/15/42	55	61,388
5.75%, 01/15/40	53	69,331
Berkshire Hathaway Inc., 4.50%, 02/11/43	82	93,897
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	29	28,987
Chubb Corp. (The)
6.00%, 05/11/37	16	21,158
Series 1, 6.50%, 05/15/38	20	27,652
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	25	22,304
4.15%, 03/13/43	25	27,396
4.35%, 11/03/45 (Call 05/03/45)	15	16,984
6.70%, 05/15/36	25	34,712
Cincinnati Financial Corp., 6.13%, 11/01/34	55	70,900
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	135	150,810
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	25	21,861
4.87%, 06/01/44	15	17,319
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(a)(b)	80	92,035
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 3.231%)(a)(b)	35	38,407
Genworth Holdings Inc., 6.50%, 06/15/34	15	14,877
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	35	40,117
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(a)	20	21,094
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/70 (Call 07/22/69)(a)	15	13,878

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.85%, 01/24/77(a)	$65	$73,042
4.88%, 06/19/64(a)	10	11,761
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	25	26,318
4.40%, 03/15/48 (Call 09/15/47)	50	55,603
5.95%, 10/15/36	40	50,489
6.10%, 10/01/41	40	52,804
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(a)	10	11,643
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	95	94,833
3.95%, 05/15/60 (Call 11/15/59)(a)	45	43,771
4.30%, 02/01/61 (Call 02/03/26)(a)	45	36,351
7.80%, 03/07/87(a)	30	39,847
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	15	16,318
4.38%, 06/15/50 (Call 12/15/49)(f)	30	32,891
7.00%, 06/15/40	50	69,731
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	65	68,641
Manulife Financial Corp., 5.38%, 03/04/46	35	44,579
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	27,202
4.30%, 11/01/47 (Call 05/01/47)	35	37,419
5.00%, 04/05/46	25	29,120
5.00%, 05/20/49 (Call 11/20/48)	60	69,886
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	60	64,582
4.35%, 01/30/47 (Call 07/30/46)	35	39,002
4.75%, 03/15/39 (Call 09/15/38)	50	57,676
4.90%, 03/15/49 (Call 09/15/48)	30	35,958
5.88%, 08/01/33	35	43,530
Massachusetts Mutual Life Insurance Co.
3.38%, 04/15/50(a)	30	28,213
3.73%, 10/15/70(a)	71	67,210
4.90%, 04/01/77(a)	60	69,089
MetLife Inc.
4.05%, 03/01/45	40	43,510
4.13%, 08/13/42	61	65,471
4.60%, 05/13/46 (Call 11/13/45)	30	35,332
4.72%, 12/15/44	65	75,561
4.88%, 11/13/43	91	108,507
5.70%, 06/15/35	86	107,924
6.38%, 06/15/34	78	102,341
6.40%, 12/15/66 (Call 12/15/31)	80	90,400
10.75%, 08/01/69 (Call 08/01/34)	31	48,222
Nationwide Financial Services Inc., 5.30%, 11/18/44(a)	30	35,344
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	175	179,086
7.88%, 04/01/33(a)	100	134,518
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	40	40,441
4.45%, 05/15/69 (Call 11/15/68)(a)	30	33,510
5.88%, 05/15/33(a)	157	195,489
6.75%, 11/15/39(a)	95	132,515
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	208	197,573
3.85%, 09/30/47 (Call 03/30/47)(a)	25	25,147
6.06%, 03/30/40(a)	10	13,003
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(a)(b)	110	110,059

Security	Par (000)	Value

Insurance (continued)
Pacific LifeCorp., 3.35%, 09/15/50 (Call 03/15/50)(a)	$25	$23,851
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	40	38,881
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	10	11,151
4.35%, 05/15/43	46	50,759
4.63%, 09/15/42	55	62,855
Progressive Corp. (The)
3.95%, 03/26/50 (Call 09/26/49)	15	16,039
4.13%, 04/15/47 (Call 10/15/46)	62	67,754
4.20%, 03/15/48 (Call 09/15/47)	50	55,073
4.35%, 04/25/44	45	50,461
Provident Financing Trust I, 7.41%, 03/15/38(f)	10	11,937
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	70	70,852
3.91%, 12/07/47 (Call 06/07/47)	80	83,383
3.94%, 12/07/49 (Call 06/07/49)	85	89,297
4.35%, 02/25/50 (Call 08/25/49)	50	56,339
4.60%, 05/15/44	53	60,283
5.70%, 12/14/36	52	66,070
6.63%, 12/01/37	30	40,711
Securian Financial Group Inc., 4.80%, 04/15/48(a)	60	68,072
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	15	17,157
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	85	96,839
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	40	36,542
4.27%, 05/15/47 (Call 11/15/46)(a)	115	123,796
4.90%, 09/15/44(a)	80	93,780
6.85%, 12/16/39(a)	52	71,610
Transatlantic Holdings Inc., 8.00%, 11/30/39	40	59,308
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	50	46,609
3.75%, 05/15/46 (Call 11/15/45)	35	36,274
4.00%, 05/30/47 (Call 11/30/46)	55	59,189
4.10%, 03/04/49 (Call 09/04/48)	30	33,049
4.30%, 08/25/45 (Call 02/25/45)	55	62,006
4.60%, 08/01/43	30	34,789
6.25%, 06/15/37	75	100,593
6.75%, 06/20/36	36	49,778
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	45	43,438
5.75%, 08/15/42	55	61,280
Voya Financial Inc.
4.80%, 06/15/46	15	17,368
5.70%, 07/15/43	40	50,307
W R Berkley Corp., 4.75%, 08/01/44	45	51,115
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	55,804
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	30,770
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	35	34,249
5.05%, 09/15/48 (Call 03/15/48)	30	34,323
XLIT Ltd.
5.25%, 12/15/43	25	32,042
5.50%, 03/31/45	35	43,501

		8,094,365

Internet — 0.9%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	265	215,003
4.20%, 12/06/47 (Call 06/06/47)	200	194,650

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc., 2.05%, 08/15/50 (Call 02/15/50)	$360	$290,455
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	155	133,982
2.70%, 06/03/60 (Call 12/03/59)	123	105,136
2.88%, 05/12/41 (Call 11/12/40)	100	95,194
3.10%, 05/12/51 (Call 11/12/50)	150	144,945
3.25%, 05/12/61 (Call 11/12/60)	75	71,440
3.88%, 08/22/37 (Call 02/22/37)	173	189,966
4.05%, 08/22/47 (Call 02/22/47)	132	148,398
4.25%, 08/22/57 (Call 02/22/57)	135	156,165
4.80%, 12/05/34 (Call 06/05/34)	77	92,707
4.95%, 12/05/44 (Call 06/05/44)	110	136,755
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	76,588
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	40	36,850
Prosus NV, 4.03%, 08/03/50 (Call 02/03/50)(e)	200	158,714
Tencent Holdings Ltd.
3.29%, 06/03/60 (Call 12/03/59)(e)(f)	200	160,888
4.53%, 04/11/49 (Call 10/11/48)(e)	200	207,926

		2,615,762

Iron & Steel — 0.2%
ArcelorMittal SA
6.75%, 03/01/41	25	30,505
7.00%, 10/15/39	46	56,630
Cleveland-Cliffs Inc., 6.25%, 10/01/40(f)	15	15,154
Nucor Corp., 2.98%, 12/15/55 (Call 06/15/55)	79	69,077
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	25	22,202
United States Steel Corp., 6.65%, 06/01/37	15	15,003
Vale Overseas Ltd.
6.88%, 11/21/36	112	137,272
6.88%, 11/10/39	90	111,377
8.25%, 01/17/34	15	19,775
Vale SA, 5.63%, 09/11/42	20	22,088

		499,083

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	40	39,227

Machinery — 0.2%
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	70	68,988
3.25%, 04/09/50 (Call 10/09/49)	70	68,777
3.80%, 08/15/42	50	53,264
4.30%, 05/15/44 (Call 11/15/43)	45	51,369
4.75%, 05/15/64 (Call 11/15/63)	30	38,018
5.20%, 05/27/41	56	70,424
6.05%, 08/15/36(f)	40	52,890
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	36,908
3.75%, 04/15/50 (Call 10/15/49)	70	75,143
3.90%, 06/09/42 (Call 12/09/41)	44	47,840
Dover Corp.
5.38%, 10/15/35	35	41,407
5.38%, 03/01/41 (Call 12/01/40)	20	24,124
Otis Worldwide Corp., 3.11%, 02/15/40 (Call 08/15/39)	25	23,142
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	30	33,597
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	20	21,835

		707,726
Manufacturing — 0.5%
3M Co. 3.13%, 09/19/46 (Call 03/19/46)	35	32,879

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 10/15/47 (Call 04/15/47)	$45	$45,238
3.70%, 04/15/50 (Call 10/15/49)	50	51,431
3.88%, 06/15/44	25	26,195
4.00%, 09/14/48 (Call 03/14/48)	75	80,369
5.70%, 03/15/37	47	60,007
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	15	15,797
4.15%, 11/02/42	70	75,151
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	419	472,163
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	26,539
4.88%, 09/15/41 (Call 03/15/41)	51	61,446
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	50	52,764
4.10%, 03/01/47 (Call 09/01/46)	20	21,222
4.20%, 11/21/34 (Call 05/21/34)	70	75,592
4.45%, 11/21/44 (Call 05/21/44)	35	38,395
6.25%, 05/15/38	10	12,799
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	281,052
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	50	54,247
5.75%, 06/15/43	65	83,020

		1,566,306
Media — 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34 (Call 01/15/28)(a)	110	101,110
4.50%, 05/01/32 (Call 05/01/26)	160	151,968
4.50%, 06/01/33 (Call 06/01/27)(a)	95	89,025
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	100	86,253
3.50%, 03/01/42 (Call 09/01/41)	50	42,817
3.70%, 04/01/51 (Call 10/01/50)	160	134,459
3.85%, 04/01/61 (Call 10/01/60)	120	99,023
3.95%, 06/30/62 (Call 12/30/61)	50	41,771
4.80%, 03/01/50 (Call 09/01/49)	155	151,094
5.13%, 07/01/49 (Call 01/01/49)	110	111,597
5.38%, 04/01/38 (Call 10/01/37)	90	95,215
5.38%, 05/01/47 (Call 11/01/46)	155	163,004
5.75%, 04/01/48 (Call 10/01/47)	148	163,195
6.38%, 10/23/35 (Call 04/23/35)	120	143,584
6.48%, 10/23/45 (Call 04/23/45)	206	244,983
6.83%, 10/23/55 (Call 04/23/55)	30	37,129
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	65	52,432
2.65%, 08/15/62 (Call 02/15/62)	105	83,153
2.89%, 11/01/51 (Call 05/01/51)(a)	247	214,181
2.94%, 11/01/56 (Call 05/01/56)(a)	309	261,952
2.99%, 11/01/63 (Call 05/01/63)(a)	239	199,202
3.20%, 07/15/36 (Call 01/15/36)	105	103,159
3.25%, 11/01/39 (Call 05/01/39)	76	73,198
3.40%, 07/15/46 (Call 01/15/46)	85	81,495
3.45%, 02/01/50 (Call 08/01/49)	105	100,343
3.90%, 03/01/38 (Call 09/01/37)	80	84,026
3.97%, 11/01/47 (Call 05/01/47)	119	122,978
4.00%, 08/15/47 (Call 02/15/47)	60	62,451
4.00%, 03/01/48 (Call 09/01/47)	75	77,870
4.00%, 11/01/49 (Call 05/01/49)	131	135,937
4.05%, 11/01/52 (Call 05/01/52)	74	78,242

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.20%, 08/15/34 (Call 02/15/34)	$50	$54,775
4.25%, 01/15/33	69	76,104
4.40%, 08/15/35 (Call 02/25/35)	95	106,009
4.60%, 10/15/38 (Call 04/15/38)	54	60,640
4.60%, 08/15/45 (Call 02/15/45)	55	61,295
4.65%, 07/15/42	50	56,575
4.70%, 10/15/48 (Call 04/15/48)	135	155,376
4.75%, 03/01/44	50	57,745
5.65%, 06/15/35	40	49,704
6.50%, 11/15/35	55	73,705
7.05%, 03/15/33	47	63,270
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	121	127,119
4.70%, 12/15/42(a)	100	109,648
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	131	119,100
4.65%, 05/15/50 (Call 11/15/49)	60	61,342
4.88%, 04/01/43	25	26,099
5.00%, 09/20/37 (Call 03/20/37)	45	48,866
5.30%, 05/15/49 (Call 11/15/48)	66	73,003
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	30	35,028
5.58%, 01/25/49 (Call 07/25/48)	50	60,176
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	15	16,301
6.63%, 01/15/40	65	81,819
NBCUniversal Media LLC, 5.95%, 04/01/41	55	72,252
Paramount Global
4.38%, 03/15/43	70	69,966
4.60%, 01/15/45 (Call 07/15/44)	60	61,115
4.85%, 07/01/42 (Call 01/01/42)	34	35,870
4.90%, 08/15/44 (Call 02/15/44)	45	47,798
4.95%, 05/19/50 (Call 11/19/49)	45	49,221
5.25%, 04/01/44 (Call 10/01/43)	25	27,467
5.50%, 05/15/33	35	40,767
6.88%, 04/30/36	94	120,028
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	15	19,210
5.85%, 04/15/40	70	90,723
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	89	84,169
5.50%, 09/01/41 (Call 03/01/41)	90	95,721
5.88%, 11/15/40 (Call 05/15/40)	85	94,818
6.55%, 05/01/37	45	53,994
6.75%, 06/15/39	85	102,809
7.30%, 07/01/38	85	106,852
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	45	41,222
3.70%, 12/01/42	35	35,660
4.13%, 06/01/44	90	96,931
4.38%, 08/16/41	50	55,150
Series E, 4.13%, 12/01/41	65	69,484
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)	75	78,208
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	80	69,865
3.50%, 05/13/40 (Call 11/13/39)	135	134,669
3.60%, 01/13/51 (Call 07/13/50)	105	106,293
4.63%, 03/23/40 (Call 09/23/39)	50	56,977
4.70%, 03/23/50 (Call 09/23/49)	90	106,925
4.75%, 09/15/44 (Call 03/15/44)	55	63,246

Security	Par (000)	Value

Media (continued)
4.95%, 10/15/45 (Call 04/15/45)	$35	$41,625
5.40%, 10/01/43	45	56,169
6.15%, 03/01/37	26	33,901
6.20%, 12/15/34	86	111,000
6.40%, 12/15/35	76	101,384
6.65%, 11/15/37	80	108,508

		7,700,542

Metal Fabricate & Hardware — 0.1%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	21,198
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	80	85,927
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	40	45,144

		152,269

Mining — 0.8%
Barrick Gold Corp.
5.25%, 04/01/42	87	102,977
6.45%, 10/15/35	55	71,149
Barrick North America Finance LLC
5.70%, 05/30/41	64	79,597
5.75%, 05/01/43	49	60,991
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	90	97,634
5.00%, 09/30/43	100	120,587
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	195,740
4.38%, 02/05/49 (Call 08/05/48)(e)(f)	200	199,328
4.50%, 08/01/47 (Call 02/01/47)(e)	200	202,604
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	62,474
5.45%, 03/15/43 (Call 09/15/42)	110	126,457
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	52,479
6.00%, 11/15/41(a)	50	61,032
6.90%, 11/15/37(a)	24	30,964
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	30	30,605
5.75%, 11/15/41(a)	20	24,019
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	86,219
5.88%, 04/01/35	50	61,081
6.25%, 10/01/39	65	84,263
Rio Tinto Alcan Inc., 5.75%, 06/01/35	60	75,802
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	65	57,119
5.20%, 11/02/40	20	24,413
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	65	71,091
4.75%, 03/22/42 (Call 09/22/41)	50	58,625
Southern Copper Corp.
5.25%, 11/08/42	90	104,825
5.88%, 04/23/45	103	128,762
6.75%, 04/16/40	40	51,881
7.50%, 07/27/35	30	39,695
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	27,086
5.40%, 02/01/43 (Call 08/01/42)	25	27,672
6.00%, 08/15/40 (Call 02/15/40)	40	47,348
6.13%, 10/01/35	45	54,502
6.25%, 07/15/41 (Call 01/15/41)	41	49,630

		2,568,651

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	$15	$12,945
6.75%, 12/15/39	25	25,002

		37,947

Oil & Gas — 3.8%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	20	19,050
5.10%, 09/01/40 (Call 03/01/40)	70	70,048
5.25%, 02/01/42 (Call 08/01/41)	30	29,719
5.35%, 07/01/49 (Call 01/01/49)	20	19,822
6.00%, 01/15/37	30	33,415
7.38%, 08/15/47	10	11,414
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	25	20,371
2.94%, 06/04/51 (Call 12/04/50)	290	244,125
3.06%, 06/17/41 (Call 12/17/40)	50	44,910
3.38%, 02/08/61 (Call 08/08/60)	195	171,896
Burlington Resources LLC, 5.95%, 10/15/36	60	77,642
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	95,887
6.25%, 03/15/38	60	73,387
6.75%, 02/01/39	35	44,616
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	65	72,331
5.40%, 06/15/47 (Call 12/15/46)	40	45,212
6.75%, 11/15/39	105	131,730
6.80%, 09/15/37	10	12,638
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	70	67,412
Chevron USA Inc., 2.34%, 08/12/50 (Call 02/12/50)	50	41,611
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	222,954
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	203,554
ConocoPhillips
4.88%, 10/01/47 (Call 04/01/47)(a)	50	60,070
5.90%, 10/15/32	35	43,563
5.90%, 05/15/38	82	106,121
6.50%, 02/01/39	50	69,283
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	25	25,378
4.30%, 11/15/44 (Call 05/15/44)	67	73,427
5.95%, 03/15/46 (Call 09/15/45)	55	74,723
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	40	40,309
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	95,462
5.00%, 06/15/45 (Call 12/15/44)	55	61,293
5.60%, 07/15/41 (Call 01/15/41)	30	35,070
Ecopetrol SA
5.88%, 05/28/45	80	69,684
7.38%, 09/18/43	50	49,917
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	107,515
Equinor ASA
3.70%, 04/06/50 (Call 10/06/49)	100	104,216
3.95%, 05/15/43	62	65,507
4.25%, 11/23/41	50	55,059
4.80%, 11/08/43	80	94,545
Exxon Mobil Corp.
3.45%, 04/15/51 (Call 10/15/50)	60	59,478
3.57%, 03/06/45 (Call 09/06/44)	121	120,987
4.11%, 03/01/46 (Call 09/01/45)	170	185,269
4.23%, 03/19/40 (Call 09/19/39)	185	203,624

Security	Par (000)	Value

Oil & Gas (continued)
4.33%, 03/19/50 (Call 09/19/49)	$180	$203,800
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37	200	70,000
Hess Corp.
5.80%, 04/01/47 (Call 10/01/46)	60	71,694
6.00%, 01/15/40	50	59,464
7.13%, 03/15/33	45	57,196
KazMunayGas National Co. JSC, 6.38%, 10/24/48(e)	250	282,470
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	40	44,250
6.60%, 10/01/37	41	51,624
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	35	37,010
5.00%, 09/15/54 (Call 03/15/54)	30	32,256
6.50%, 03/01/41 (Call 09/01/40)	88	111,914
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	60	68,838
Murphy Oil Corp., 6.38%, 12/01/42 (Call 06/01/42)	25	23,408
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	45	41,660
4.20%, 03/15/48 (Call 09/15/47)	50	46,788
4.30%, 08/15/39 (Call 02/15/39)	26	24,378
4.40%, 04/15/46 (Call 10/15/45)	50	47,207
4.40%, 08/15/49 (Call 02/15/49)	30	28,532
4.50%, 07/15/44 (Call 01/15/44)	40	38,000
4.63%, 06/15/45 (Call 12/15/44)	25	24,083
6.20%, 03/15/40	49	54,568
6.45%, 09/15/36	90	105,790
6.60%, 03/15/46 (Call 09/15/45)	60	71,597
7.95%, 06/15/39	15	18,939
Ovintiv Inc.
6.50%, 08/15/34	20	24,401
6.50%, 02/01/38	35	41,590
6.63%, 08/15/37	40	48,844
Pertamina Persero PT
5.63%, 05/20/43(e)	200	214,790
6.00%, 05/03/42(e)(f)	200	223,648
Petrobras Global Finance BV
6.75%, 01/27/41	100	101,908
6.75%, 06/03/50 (Call 12/03/49)	80	77,529
6.85%, 06/05/2115	100	92,775
6.88%, 01/20/40	14	14,548
6.90%, 03/19/49	50	49,849
7.25%, 03/17/44	130	135,219
Petroleos del Peru SA, 5.63%, 06/19/47(e)	200	178,676
Petroleos Mexicanos
5.50%, 06/27/44	50	38,351
6.35%, 02/12/48	90	71,977
6.38%, 01/23/45	100	81,382
6.50%, 06/02/41	75	63,187
6.63%, 06/15/35	200	181,250
6.75%, 09/21/47	300	248,430
6.95%, 01/28/60 (Call 07/28/59)	200	165,808
7.69%, 01/23/50 (Call 07/23/49)	400	359,496
Petronas Capital Ltd., 4.55%, 04/21/50 (Call 10/21/49)(e)	300	339,816
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	55	49,147
4.65%, 11/15/34 (Call 05/15/34)	114	127,218
4.88%, 11/15/44 (Call 05/15/44)	100	113,859
5.88%, 05/01/42	45	57,063

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Qatar Petroleum
3.13%, 07/12/41 (Call 01/12/41)(e)	$200	$191,716
3.30%, 07/12/51 (Call 01/12/51)(e)	200	191,172
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(e)	200	179,002
4.25%, 04/16/39(e)	200	214,052
4.38%, 04/16/49(e)	200	214,388
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	25	22,996
3.00%, 11/26/51 (Call 05/26/51)	25	22,765
3.13%, 11/07/49 (Call 05/07/49)	96	89,094
3.25%, 04/06/50 (Call 10/06/49)	140	134,392
3.75%, 09/12/46	55	56,467
4.00%, 05/10/46	150	159,028
4.13%, 05/11/35	112	122,835
4.38%, 05/11/45	95	104,997
5.50%, 03/25/40	85	107,130
6.38%, 12/15/38	181	245,966
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(e)	300	319,389
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	64	64,511
5.35%, 07/15/33	20	22,669
5.95%, 12/01/34	55	65,338
6.50%, 06/15/38	75	94,825
6.80%, 05/15/38	75	97,644
6.85%, 06/01/39	40	52,678
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(e)	200	158,548
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	85	78,641
3.13%, 05/29/50 (Call 11/29/49)	111	102,576
3.39%, 06/29/60 (Call 12/29/59)	15	13,953
3.46%, 07/12/49 (Call 01/12/49)	90	87,447
Transocean Inc.
6.80%, 03/15/38	40	23,084
9.35%, 12/15/41	10	6,329
Valero Energy Corp.
4.90%, 03/15/45	95	102,623
6.63%, 06/15/37	65	83,548
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(e)	50	31,423

		11,731,697

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	50	57,378
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	83	84,042
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	55	56,926
4.75%, 08/01/43 (Call 02/01/43)	83	88,436
4.85%, 11/15/35 (Call 05/15/35)	86	95,800
5.00%, 11/15/45 (Call 05/15/45)	50	55,799
6.70%, 09/15/38	83	106,814
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	59	53,627

		598,822

Packaging & Containers — 0.0%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	60	61,943
Sealed Air Corp., 6.88%, 07/15/33(a)	20	23,052
WRKCo Inc., 3.00%, 06/15/33 (Call 03/15/33)	30	28,992

		113,987

Security	Par (000)	Value

Pharmaceuticals — 3.3%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	$200	$209,968
4.25%, 11/21/49 (Call 05/21/49)	300	318,840
4.40%, 11/06/42	190	205,274
4.45%, 05/14/46 (Call 11/14/45)	151	162,979
4.50%, 05/14/35 (Call 11/14/34)	190	210,773
4.55%, 03/15/35 (Call 09/15/34)	124	137,572
4.70%, 05/14/45 (Call 11/14/44)	175	194,488
4.75%, 03/15/45 (Call 09/15/44)	100	111,213
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	50	51,760
4.30%, 12/15/47 (Call 06/15/47)	35	36,731
AstraZeneca PLC
4.00%, 09/18/42	86	93,366
4.38%, 11/16/45	63	72,126
4.38%, 08/17/48 (Call 02/17/48)	79	91,315
6.45%, 09/15/37	150	203,575
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	43	40,886
4.20%, 07/15/34 (Call 01/15/34)(a)	95	100,993
4.40%, 07/15/44 (Call 01/15/44)(a)	145	148,335
4.70%, 07/15/64 (Call 01/15/64)(a)	61	62,696
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	103	115,535
4.69%, 12/15/44 (Call 06/15/44)	104	116,175
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	80	69,299
3.25%, 08/01/42	130	126,320
3.55%, 03/15/42 (Call 09/15/41)	5	5,103
3.70%, 03/15/52 (Call 09/15/51)	5	5,156
3.90%, 03/15/62 (Call 09/15/61)	5	5,193
4.13%, 06/15/39 (Call 12/15/38)	150	164,467
4.25%, 10/26/49 (Call 04/26/49)	250	280,865
4.35%, 11/15/47 (Call 05/15/47)	90	102,102
4.63%, 05/15/44 (Call 11/15/43)	40	47,123
5.00%, 08/15/45 (Call 02/15/45)	65	80,421
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	46	47,238
4.50%, 11/15/44 (Call 05/15/44)	15	15,451
4.60%, 03/15/43	25	26,162
4.90%, 09/15/45 (Call 03/15/45)	15	16,252
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	70	64,706
3.40%, 03/15/50 (Call 09/15/49)	65	59,462
3.40%, 03/15/51 (Call 09/15/50)	100	91,162
3.88%, 10/15/47 (Call 04/15/47)	100	98,045
4.80%, 08/15/38 (Call 02/15/38)	84	93,710
4.80%, 07/15/46 (Call 01/16/46)	105	117,057
4.90%, 12/15/48 (Call 06/15/48)	75	85,184
6.13%, 11/15/41	46	59,488
CVS Health Corp.
4.25%, 04/01/50 (Call 10/01/49)	60	64,342
4.78%, 03/25/38 (Call 09/25/37)	282	315,736
4.88%, 07/20/35 (Call 01/20/35)	50	57,478
5.05%, 03/25/48 (Call 09/25/47)	431	503,399
5.13%, 07/20/45 (Call 01/20/45)	216	250,340
5.30%, 12/05/43 (Call 06/05/43)	77	91,638
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	130	107,942
2.50%, 09/15/60 (Call 03/15/60)	150	123,931

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	$33	$37,047
5.38%, 04/15/34	65	81,401
6.38%, 05/15/38	152	210,046
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	100	86,414
3.40%, 01/15/38 (Call 07/15/37)	91	94,414
3.50%, 01/15/48 (Call 07/15/47)	93	97,036
3.63%, 03/03/37 (Call 09/03/36)	112	120,743
3.70%, 03/01/46 (Call 09/01/45)	100	107,341
3.75%, 03/03/47 (Call 09/03/46)	70	76,183
4.38%, 12/05/33 (Call 06/05/33)	136	158,090
4.50%, 09/01/40	60	70,179
4.50%, 12/05/43 (Call 06/05/43)	70	82,524
5.85%, 07/15/38	35	46,681
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	60	71,167
5.90%, 11/01/39	20	26,581
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)(f)	200	170,862
2.75%, 12/10/51 (Call 06/10/51)	70	62,534
2.90%, 12/10/61 (Call 06/10/61)	100	88,247
3.60%, 09/15/42 (Call 03/15/42)	111	114,433
3.70%, 02/10/45 (Call 08/10/44)	100	104,404
4.15%, 05/18/43	145	161,152
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	50	55,677
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	85	77,830
3.70%, 09/21/42	40	42,326
4.00%, 11/20/45 (Call 05/20/45)	80	88,745
4.40%, 05/06/44	72	83,734
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	35	32,020
2.70%, 05/28/50 (Call 11/28/49)	90	81,496
3.90%, 03/15/39 (Call 09/15/38)	45	49,039
4.00%, 12/15/36	50	55,313
4.10%, 09/15/38 (Call 03/15/38)	55	61,128
4.13%, 12/15/46	62	69,860
4.20%, 09/15/48 (Call 03/15/48)	90	102,624
4.30%, 06/15/43	60	67,861
4.40%, 05/15/44	65	74,741
5.60%, 09/15/40	30	38,734
7.20%, 03/15/39	100	149,771
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	181,256
3.38%, 07/09/60 (Call 01/09/60)	40	35,625
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	40	40,339
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	65	51,523
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	75	79,622
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	120	112,621
4.00%, 06/22/50 (Call 12/22/49)	100	88,523
Wyeth LLC
5.95%, 04/01/37	85	111,429
6.00%, 02/15/36	25	32,902
6.50%, 02/01/34	76	100,888

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	$65	$69,980
4.70%, 02/01/43 (Call 08/01/42)	95	109,509

		10,071,967

Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(e)	200	219,208
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	25	21,078
5.85%, 11/15/43 (Call 05/15/43)	30	25,800
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	105	103,236
3.40%, 01/15/38 (Call 07/15/37)(a)	40	38,418
3.70%, 01/15/39 (Call 07/15/38)(a)	15	14,972
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39 (Call 07/04/39)(a)	55	49,942
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	33,724
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	30	36,146
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	20	21,964
6.45%, 11/03/36(a)	25	30,253
6.75%, 09/15/37(a)	25	30,765
Eastern Gas Transmission & Storage Inc., 4.80%, 11/01/43 (Call 05/01/43)(a)	55	59,642
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	53,981
7.38%, 10/15/45 (Call 04/15/45)	45	63,894
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	35	31,926
4.50%, 06/10/44 (Call 12/10/43)	30	31,783
5.50%, 12/01/46 (Call 05/29/46)	53	65,122
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	45	47,323
4.95%, 01/15/43 (Call 07/15/42)	35	34,523
5.00%, 05/15/44 (Call 11/15/43)	25	24,889
5.00%, 05/15/50 (Call 11/15/49)	75	78,145
5.15%, 03/15/45 (Call 09/15/44)	55	56,415
5.30%, 04/01/44 (Call 10/01/43)	61	63,167
5.30%, 04/15/47 (Call 10/15/46)	80	83,854
5.35%, 05/15/45 (Call 11/15/44)	55	57,763
5.40%, 10/01/47 (Call 04/01/47)	84	89,311
5.95%, 10/01/43 (Call 04/01/43)	45	49,619
6.00%, 06/15/48 (Call 12/15/47)	70	79,165
6.05%, 06/01/41 (Call 12/01/40)	60	68,122
6.10%, 02/15/42	40	45,089
6.50%, 02/01/42 (Call 08/01/41)	90	106,402
6.63%, 10/15/36	55	64,803
7.50%, 07/01/38	25	31,870
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	24	19,856
5.45%, 06/01/47 (Call 12/01/46)	25	21,239
5.60%, 04/01/44 (Call 10/01/43)	20	17,254
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	115	115,499
4.45%, 02/15/43 (Call 08/15/42)	89	91,469
4.80%, 02/01/49 (Call 08/01/48)	99	108,101
4.85%, 08/15/42 (Call 02/15/42)	83	90,257
4.85%, 03/15/44 (Call 09/15/43)	60	65,356
5.10%, 02/15/45 (Call 08/15/44)	104	116,280
5.70%, 02/15/42	70	83,016

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 02/01/41	$97	$118,435
6.13%, 10/15/39	65	80,432
6.45%, 09/01/40	85	108,903
7.55%, 04/15/38	56	76,601
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)	30	29,259
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 09/30/40(e)	200	184,986
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	55	56,291
5.00%, 08/15/42 (Call 02/15/42)	60	63,125
5.00%, 03/01/43 (Call 09/01/42)	60	63,608
5.40%, 09/01/44 (Call 03/01/44)	65	72,496
5.50%, 03/01/44 (Call 09/01/43)	55	61,740
6.38%, 03/01/41	70	84,381
6.55%, 09/15/40	55	67,303
6.95%, 01/15/38	33	42,117
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	55	46,285
3.60%, 02/15/51 (Call 08/15/50)	30	26,899
5.20%, 03/01/48 (Call 09/01/47)	65	72,364
5.30%, 12/01/34 (Call 06/01/34)	85	95,847
5.55%, 06/01/45 (Call 12/01/44)	50	57,304
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	55	52,067
4.20%, 10/03/47 (Call 04/03/47)	20	19,652
4.25%, 09/15/46 (Call 03/15/46)	25	24,776
4.85%, 02/01/49 (Call 08/01/48)	30	32,137
5.15%, 10/15/43 (Call 04/15/43)	20	22,040
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	70	72,410
4.70%, 04/15/48 (Call 10/15/47)	90	93,241
5.20%, 03/01/47 (Call 09/01/46)	70	77,106
5.20%, 12/01/47 (Call 06/01/47)	65	70,799
5.50%, 02/15/49 (Call 08/15/48)	72	82,254
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	30	40,120
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	25	22,872
4.30%, 01/15/49 (Call 07/15/48)(a)	40	42,064
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	59,074
4.95%, 07/13/47 (Call 01/06/47)	45	47,204
5.20%, 07/15/48 (Call 01/15/48)	30	32,672
7.15%, 01/15/51 (Call 07/15/50)	40	53,071
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	57,770
6.85%, 10/15/37	40	49,454
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	60	66,623
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	50	47,549
4.90%, 02/15/45 (Call 08/15/44)	55	53,314
5.15%, 06/01/42 (Call 12/01/41)	45	45,002
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	20	20,339
7.50%, 07/15/38(a)	15	15,604
Sabal Trail Transmission LLC, 4.68%, 05/01/38 (Call 11/01/37)(a)	65	72,832
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)	40	43,293
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	60	62,421

Security	Par (000)	Value

Pipelines (continued)
5.95%, 09/25/43 (Call 03/25/43)	$35	$43,945
Texas Eastern Transmission LP, 4.15%, 01/15/48 (Call 07/15/47)(a)	64	65,301
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	65	71,138
4.75%, 05/15/38 (Call 11/15/37)	35	38,302
4.88%, 05/15/48 (Call 11/15/47)	65	73,596
5.00%, 10/16/43 (Call 04/16/43)	55	62,290
5.10%, 03/15/49 (Call 09/15/48)	71	83,434
5.60%, 03/31/34	50	58,679
7.25%, 08/15/38	45	62,144
7.63%, 01/15/39	84	119,909
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	40	39,836
4.60%, 03/15/48 (Call 09/15/47)	75	81,697
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33 (Call 05/01/33)(a)	70	67,406
Western Midstream Operating LP
5.30%, 03/01/48 (Call 09/01/47)	36	37,050
5.45%, 04/01/44 (Call 10/01/43)	30	30,764
5.50%, 08/15/48 (Call 02/15/48)	20	20,520
5.75%, 02/01/50 (Call 08/01/49)	55	55,774
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	60	65,218
4.90%, 01/15/45 (Call 07/15/44)	65	70,013
5.75%, 06/24/44 (Call 12/24/43)	75	88,381
6.30%, 04/15/40	95	117,320

		6,779,494

Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	35	41,866
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	25	30,588
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	50	59,422
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	50	57,124
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)	25	23,027

		212,027

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	105	92,609
3.00%, 05/18/51 (Call 11/18/50)	120	105,415
3.55%, 03/15/52 (Call 09/15/51)	25	24,070
American Tower Corp.
3.10%, 06/15/50 (Call 12/15/49)	80	67,105
3.70%, 10/15/49 (Call 04/15/49)	75	69,929
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	20	21,515
4.15%, 07/01/47 (Call 01/01/47)	20	22,343
4.35%, 04/15/48 (Call 10/15/47)	35	40,110
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	25	24,619
Crown Castle International Corp.
3.25%, 01/15/51 (Call 07/15/50)	81	70,007
4.00%, 11/15/49 (Call 05/15/49)	35	34,291
4.75%, 05/15/47 (Call 11/15/46)	26	28,554
5.20%, 02/15/49 (Call 08/15/48)	45	51,890
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	10	8,810

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	$30	$24,633
3.00%, 07/15/50 (Call 01/15/50)	80	66,765
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	21,818
4.50%, 07/01/44 (Call 01/01/44)	50	57,646
4.50%, 06/01/45 (Call 12/01/44)	45	52,029
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	15	16,750
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	65	71,097
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	40	55,697
Iron Mountain Inc., 5.63%, 07/15/32 (Call 07/15/26)(a)	30	29,665
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	30	28,527
Kilroy Realty LP, 2.50%, 11/15/32 (Call 08/15/32)	25	22,962
Kimco Realty Corp.
4.13%, 12/01/46 (Call 06/01/46)	35	36,177
4.25%, 04/01/45 (Call 10/01/44)	25	26,233
4.45%, 09/01/47 (Call 03/01/47)	35	38,371
National Retail Properties Inc.
3.10%, 04/15/50 (Call 10/15/49)	80	69,562
4.80%, 10/15/48 (Call 04/25/48)	15	17,183
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	40	30,775
3.00%, 04/15/50 (Call 10/15/49)	75	68,983
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	55	63,875
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	55	58,690
4.65%, 03/15/49 (Call 09/15/48)	20	22,454
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	20	18,428
3.80%, 07/15/50 (Call 01/15/50)	80	80,902
4.25%, 10/01/44 (Call 04/01/44)	55	58,631
4.25%, 11/30/46 (Call 05/30/46)	35	37,877
4.75%, 03/15/42 (Call 09/15/41)	25	28,085
6.75%, 02/01/40 (Call 11/01/39)	31	42,189
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	60	58,126
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	10	10,496
5.70%, 09/30/43 (Call 03/30/43)	40	49,594
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	80	77,608
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	40	53,508
Weyerhaeuser Co., 7.38%, 03/15/32	80	107,565

		2,164,168

Retail — 1.3%
7-Eleven Inc., 2.80%, 02/10/51 (Call 08/10/50)(a)	100	82,947
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	100	105,092
Bath & Body Works Inc.
6.75%, 07/01/36	25	27,246
6.88%, 11/01/35	50	55,278
6.95%, 03/01/33	25	26,417
7.60%, 07/15/37	20	21,833
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	15	12,244
5.17%, 08/01/44 (Call 02/01/44)	35	25,240
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	30	30,581
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	45	46,468
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	10	8,879

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	$45	$42,411
3.30%, 04/15/40 (Call 10/15/39)	60	60,020
3.35%, 04/15/50 (Call 10/15/49)	50	48,994
3.50%, 09/15/56 (Call 03/15/56)	65	65,006
3.90%, 06/15/47 (Call 12/15/46)	102	108,392
4.20%, 04/01/43 (Call 10/01/42)	100	110,852
4.25%, 04/01/46 (Call 10/01/45)	100	111,198
4.40%, 03/15/45 (Call 09/15/44)	63	71,146
4.50%, 12/06/48 (Call 06/06/48)	30	34,757
4.88%, 02/15/44 (Call 08/15/43)	59	70,757
5.40%, 09/15/40 (Call 03/15/40)	56	70,096
5.88%, 12/16/36	213	281,388
5.95%, 04/01/41 (Call 10/01/40)	72	95,454
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	15	15,331
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	60	53,155
3.00%, 10/15/50 (Call 04/15/50)	140	121,855
3.70%, 04/15/46 (Call 10/15/45)	48	46,809
4.05%, 05/03/47 (Call 11/03/46)	100	102,776
4.38%, 09/15/45 (Call 03/15/45)	23	24,508
4.65%, 04/15/42 (Call 10/15/41)	80	89,191
5.13%, 04/15/50 (Call 10/15/49)	15	18,067
5.50%, 10/15/35	20	24,426
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	10	8,205
4.50%, 12/15/34 (Call 06/15/34)	17	15,221
5.13%, 01/15/42 (Call 07/15/41)	15	13,235
6.38%, 03/15/37	10	9,963
6.70%, 07/15/34(a)	10	10,980
McDonald’s Corp.
3.63%, 05/01/43	35	34,211
3.63%, 09/01/49 (Call 03/01/49)	40	39,335
3.70%, 02/15/42	50	49,680
4.20%, 04/01/50 (Call 10/01/49)	50	53,502
4.45%, 03/01/47 (Call 09/01/46)	70	76,630
4.45%, 09/01/48 (Call 03/01/48)	25	27,485
4.60%, 05/26/45 (Call 11/26/44)	45	49,780
4.70%, 12/09/35 (Call 06/09/35)	59	66,929
4.88%, 07/15/40	35	40,366
4.88%, 12/09/45 (Call 06/09/45)	82	93,984
6.30%, 10/15/37	50	66,228
6.30%, 03/01/38	65	85,215
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	48,319
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	30	25,410
5.95%, 03/15/43	15	12,498
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	80	75,083
3.75%, 12/01/47 (Call 06/01/47)	95	92,098
4.30%, 06/15/45 (Call 12/10/44)	30	31,400
4.45%, 08/15/49 (Call 02/15/49)	50	53,743
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	75	70,744
3.63%, 04/15/46	54	56,863
3.90%, 11/15/47 (Call 05/15/47)	70	77,001
4.00%, 07/01/42	60	66,472
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)(f)	40	49,075

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	$66	$66,185
4.80%, 11/18/44 (Call 05/18/44)	50	54,638
Walmart Inc.
4.00%, 04/11/43 (Call 10/11/42)	200	223,304
4.05%, 06/29/48 (Call 12/29/47)	59	67,482
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	15	15,123
6.88%, 11/15/37	15	17,045

		3,952,246

Semiconductors — 1.0%
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	70	63,424
4.35%, 04/01/47 (Call 10/01/46)	67	76,787
5.10%, 10/01/35 (Call 04/01/35)	32	38,950
5.85%, 06/15/41	35	46,619
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(a)	150	136,705
3.50%, 02/15/41 (Call 08/15/40)(a)	190	175,569
3.75%, 02/15/51 (Call 08/15/50)(a)	100	93,399
4.30%, 11/15/32 (Call 08/15/32)	262	276,122
Intel Corp.
3.05%, 08/12/51 (Call 02/12/51)	100	90,365
3.10%, 02/15/60 (Call 08/15/59)	80	69,977
3.25%, 11/15/49 (Call 05/15/49)	65	60,696
3.73%, 12/08/47 (Call 06/08/47)	140	141,590
4.10%, 05/19/46 (Call 11/19/45)	81	86,578
4.10%, 05/11/47 (Call 11/11/46)	90	96,037
4.25%, 12/15/42	30	32,905
4.60%, 03/25/40 (Call 09/25/39)	20	22,630
4.75%, 03/25/50 (Call 09/25/49)	130	152,619
4.80%, 10/01/41	75	88,284
4.95%, 03/25/60 (Call 09/25/59)	75	91,941
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	20	18,899
5.00%, 03/15/49 (Call 09/15/48)	55	66,302
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	75	67,008
4.88%, 03/15/49 (Call 09/15/48)	70	84,801
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	25	22,684
3.48%, 11/01/51 (Call 05/01/51)	25	22,147
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	86	88,355
3.50%, 04/01/50 (Call 10/01/49)	155	158,931
3.70%, 04/01/60 (Call 10/01/59)	10	10,443
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 11/30/51 (Call 05/30/51)(a)	30	26,335
QUALCOMM Inc.
3.25%, 05/20/50 (Call 11/20/49)	90	88,246
4.30%, 05/20/47 (Call 11/20/46)	97	109,665
4.65%, 05/20/35 (Call 11/20/34)	32	37,255
4.80%, 05/20/45 (Call 11/20/44)	110	131,073
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	60	65,396
4.15%, 05/15/48 (Call 11/15/47)	120	136,379

		2,975,116

Security	Par (000)	Value

Software — 1.3%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	$40	$33,580
4.50%, 06/15/47 (Call 12/15/46)	90	104,262
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	40	34,442
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	32,999
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	80	85,238
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	449	398,766
2.68%, 06/01/60 (Call 12/01/59)	269	237,150
2.92%, 03/17/52 (Call 09/17/51)	520	496,886
3.04%, 03/17/62 (Call 09/17/61)	222	212,398
3.45%, 08/08/36 (Call 02/08/36)	57	61,190
3.50%, 02/12/35 (Call 08/12/34)	100	108,020
MSCI Inc., 3.25%, 08/15/33 (Call 08/15/27)(a)	45	42,602
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	155	140,303
3.60%, 04/01/50 (Call 10/01/49)	206	178,899
3.80%, 11/15/37 (Call 05/15/37)	148	140,726
3.85%, 07/15/36 (Call 01/15/36)	115	111,075
3.85%, 04/01/60 (Call 10/01/59)	185	159,426
3.90%, 05/15/35 (Call 11/15/34)	105	102,856
3.95%, 03/25/51 (Call 09/25/50)	175	160,498
4.00%, 07/15/46 (Call 01/15/46)	144	132,319
4.00%, 11/15/47 (Call 05/15/47)	151	138,331
4.13%, 05/15/45 (Call 11/15/44)	105	97,931
4.30%, 07/08/34 (Call 01/08/34)	135	139,323
4.38%, 05/15/55 (Call 11/15/54)	80	76,067
4.50%, 07/08/44 (Call 01/08/44)	71	70,605
5.38%, 07/15/40	154	168,984
6.13%, 07/08/39	94	112,606
6.50%, 04/15/38	86	106,431
salesforce.com Inc., 2.90%, 07/15/51 (Call 01/15/51)	105	95,743

		3,979,656

Telecommunications — 3.6%
America Movil SAB de CV
6.13%, 03/30/40	229	292,616
6.38%, 03/01/35	156	201,970
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	260	241,171
3.50%, 06/01/41 (Call 12/01/40)	170	161,607
3.50%, 09/15/53 (Call 03/15/53)	565	517,749
3.50%, 02/01/61 (Call 08/01/60)	235	207,503
3.55%, 09/15/55 (Call 03/15/55)	525	476,149
3.65%, 06/01/51 (Call 12/01/50)	225	212,593
3.65%, 09/15/59 (Call 03/15/59)	486	441,132
3.80%, 12/01/57 (Call 06/01/57)	440	414,044
4.50%, 05/15/35 (Call 11/15/34)	195	214,215
4.65%, 06/01/44 (Call 12/01/43)	120	129,578
4.85%, 03/01/39 (Call 09/01/38)	140	156,005
4.90%, 08/15/37 (Call 02/14/37)	140	158,164
4.90%, 06/15/42	55	61,864
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(e)	200	175,926
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	19,436
4.30%, 07/29/49 (Call 01/29/49)	25	26,838
4.46%, 04/01/48 (Call 10/01/47)	110	121,147
Cisco Systems Inc.
5.50%, 01/15/40	110	141,624
5.90%, 02/15/39	154	204,567

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	$70	$73,690
4.70%, 03/15/37	25	28,039
4.75%, 03/15/42	85	97,684
5.35%, 11/15/48 (Call 05/15/48)	25	31,213
5.45%, 11/15/79 (Call 05/15/79)	20	23,154
5.75%, 08/15/40	61	76,754
5.85%, 11/15/68 (Call 05/15/68)	11	14,179
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	150	140,310
Deutsche Telekom International Finance BV, 9.25%, 06/01/32	85	127,772
Embarq Corp., 8.00%, 06/01/36	72	71,577
Juniper Networks Inc., 5.95%, 03/15/41	36	43,338
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	35	30,804
Series U, 7.65%, 03/15/42	25	21,994
Motorola Solutions Inc., 5.50%, 09/01/44	51	59,238
Nokia OYJ, 6.63%, 05/15/39	30	36,017
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	40	50,265
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	66	59,608
4.30%, 02/15/48 (Call 08/15/47)	55	54,567
4.35%, 05/01/49 (Call 11/01/48)	63	62,863
4.50%, 03/15/43 (Call 09/15/42)	45	46,906
5.00%, 03/15/44 (Call 09/15/43)	80	86,389
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	29	29,347
Sprint Capital Corp., 8.75%, 03/15/32	115	159,497
Telecom Italia Capital SA
6.00%, 09/30/34	65	62,105
6.38%, 11/15/33	45	43,958
7.20%, 07/18/36	55	55,790
7.72%, 06/04/38	48	49,712
Telefonica Emisiones SA
4.90%, 03/06/48	155	161,747
5.21%, 03/08/47	150	162,982
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	60	65,783
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	50	43,586
3.30%, 02/15/51 (Call 08/15/50)	230	200,415
3.40%, 10/15/52 (Call 04/15/52)(a)	100	88,403
4.38%, 04/15/40 (Call 10/15/39)	195	202,878
4.50%, 04/15/50 (Call 10/15/49)	260	271,214
United States Cellular Corp., 6.70%, 12/15/33	30	32,679
Verizon Communications Inc.
2.99%, 10/30/56 (Call 04/30/56)	488	416,064
3.00%, 11/20/60 (Call 05/20/60)	260	215,979
3.55%, 03/22/51 (Call 09/22/50)	385	372,561
3.85%, 11/01/42 (Call 05/01/42)	140	141,564
3.88%, 03/01/52 (Call 09/01/51)	40	41,398
4.00%, 03/22/50 (Call 09/22/49)	195	200,897
4.27%, 01/15/36	105	115,091
4.40%, 11/01/34 (Call 05/01/34)	260	285,802
4.50%, 08/10/33	209	232,372
4.75%, 11/01/41	62	70,041
4.81%, 03/15/39	265	308,815
4.86%, 08/21/46	310	372,195
Vodafone Group PLC
4.25%, 09/17/50	105	107,561
4.38%, 02/19/43	88	90,951
4.88%, 06/19/49	110	122,374

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 05/30/38	$135	$153,105
5.13%, 06/19/59	30	34,355
5.13%, 06/04/81 (Call 12/04/50)(b)	60	53,647
6.15%, 02/27/37	185	229,912
6.25%, 11/30/32	43	53,280

		11,060,319

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	15	17,006
6.35%, 03/15/40	45	57,356
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	20	22,073
6.20%, 10/01/40	20	23,780

		120,215

Transportation — 1.9%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	10	9,278
3.55%, 02/15/50 (Call 08/15/49)	50	50,679
3.90%, 08/01/46 (Call 02/01/46)	70	74,201
4.05%, 06/15/48 (Call 12/15/47)	45	48,945
4.13%, 06/15/47 (Call 12/15/46)	40	43,891
4.15%, 04/01/45 (Call 10/01/44)	45	48,946
4.15%, 12/15/48 (Call 06/15/48)	61	67,401
4.38%, 09/01/42 (Call 03/01/42)	55	61,632
4.45%, 03/15/43 (Call 09/15/42)	74	83,734
4.55%, 09/01/44 (Call 03/01/44)	65	74,298
4.70%, 09/01/45 (Call 03/01/45)	10	11,691
4.90%, 04/01/44 (Call 10/01/43)	59	71,070
5.05%, 03/01/41 (Call 09/01/40)	30	36,053
5.15%, 09/01/43 (Call 03/01/43)	55	67,752
5.40%, 06/01/41 (Call 12/01/40)	40	50,013
5.75%, 05/01/40 (Call 11/01/39)	70	89,935
6.15%, 05/01/37	40	53,147
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	40	33,211
3.20%, 08/02/46 (Call 02/02/46)	55	52,709
3.65%, 02/03/48 (Call 08/03/47)	35	36,031
4.45%, 01/20/49 (Call 07/20/48)	25	28,756
6.20%, 06/01/36	40	52,500
6.25%, 08/01/34	10	13,037
6.38%, 11/15/37	18	23,995
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	35	40,576
4.80%, 08/01/45 (Call 02/01/45)	20	23,352
5.95%, 05/15/37	31	40,026
6.13%, 09/15/2115 (Call 03/15/2115)	53	70,021
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	45	42,951
3.80%, 11/01/46 (Call 05/01/46)	53	53,877
3.80%, 04/15/50 (Call 10/15/49)	25	25,698
3.95%, 05/01/50 (Call 11/01/49)	41	43,131
4.10%, 03/15/44 (Call 09/15/43)	48	51,007
4.25%, 11/01/66 (Call 05/01/66)	40	43,207
4.30%, 03/01/48 (Call 09/01/47)	35	38,409
4.40%, 03/01/43 (Call 09/01/42)	36	39,151
4.50%, 08/01/54 (Call 02/01/54)	40	45,750
4.65%, 03/01/68 (Call 09/01/67)	35	40,154
4.75%, 05/30/42 (Call 11/30/41)	25	28,509
5.50%, 04/15/41 (Call 10/15/40)	35	43,075

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.00%, 10/01/36	$25	$32,011
6.15%, 05/01/37	30	38,937
6.22%, 04/30/40	40	53,378
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(e)	200	209,912
FedEx Corp.
3.90%, 02/01/35	46	48,099
4.05%, 02/15/48 (Call 08/15/47)	80	81,198
4.10%, 04/15/43	40	40,883
4.10%, 02/01/45	65	66,171
4.40%, 01/15/47 (Call 07/15/46)	67	71,187
4.55%, 04/01/46 (Call 10/01/45)	36	39,203
4.75%, 11/15/45 (Call 05/15/45)	103	114,665
4.90%, 01/15/34	25	28,657
4.95%, 10/17/48 (Call 04/17/48)	65	74,892
5.10%, 01/15/44	68	78,932
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(e)	200	177,978
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	25	24,044
4.20%, 11/15/69 (Call 05/15/69)	16	16,723
4.30%, 05/15/43 (Call 11/15/42)	45	48,012
4.70%, 05/01/48 (Call 11/01/47)	15	17,189
4.95%, 08/15/45 (Call 02/15/45)	35	40,854
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(e)	197	216,406
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	25	22,816
3.16%, 05/15/55 (Call 11/15/54)	78	71,641
3.40%, 11/01/49 (Call 05/01/49)	75	72,345
3.70%, 03/15/53 (Call 09/15/52)	10	10,236
3.94%, 11/01/47 (Call 05/01/47)	59	61,846
3.95%, 10/01/42 (Call 04/01/42)	71	74,676
4.05%, 08/15/52 (Call 02/15/52)	55	58,924
4.10%, 05/15/49 (Call 11/15/48)	55	59,339
4.65%, 01/15/46 (Call 07/15/45)	75	85,999
4.84%, 10/01/41	40	46,860
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	35,548
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	87,307
3.55%, 08/15/39 (Call 02/15/39)	50	50,854
3.55%, 05/20/61 (Call 11/20/60)	45	43,655
3.60%, 09/15/37 (Call 03/15/37)	71	73,634
3.75%, 02/05/70 (Call 08/05/69)	90	89,755
3.80%, 10/01/51 (Call 04/01/51)	89	92,926
3.80%, 04/06/71 (Call 10/06/70)	100	100,924
3.84%, 03/20/60 (Call 09/20/59)	102	105,030
3.88%, 02/01/55 (Call 08/01/54)	45	46,698
4.00%, 04/15/47 (Call 10/15/46)	55	58,873
4.05%, 11/15/45 (Call 05/15/45)	55	58,808
4.05%, 03/01/46 (Call 09/01/45)	25	26,907
4.10%, 09/15/67 (Call 03/15/67)	70	75,068
4.30%, 03/01/49 (Call 09/01/48)	65	73,182
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	55	55,997
3.63%, 10/01/42	45	47,239
3.75%, 11/15/47 (Call 05/15/47)	87	93,682
4.25%, 03/15/49 (Call 09/15/48)	15	17,421
4.88%, 11/15/40 (Call 05/15/40)	55	66,045
5.30%, 04/01/50 (Call 10/01/49)	90	120,821
6.20%, 01/15/38	85	115,468
Walmart Inc., 2.65%, 09/22/51 (Call 03/22/51)	200	182,976

Security	Par (000)	Value

Transportation (continued)
XPO CNW Inc., 6.70%, 05/01/34	$15	$16,357

		5,670,987

Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	50	57,737

Water — 0.1%
American Water Capital Corp.
3.45%, 05/01/50 (Call 11/01/49)	40	38,216
3.75%, 09/01/47 (Call 03/01/47)	45	44,827
4.20%, 09/01/48 (Call 03/01/48)	60	63,415
4.30%, 12/01/42 (Call 06/01/42)	45	48,545
4.30%, 09/01/45 (Call 03/01/45)	25	26,708
6.59%, 10/15/37	55	74,281
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	35	32,260
4.28%, 05/01/49 (Call 11/01/48)	30	31,928

		360,180

Total Corporate Bonds & Notes — 50.8% (Cost: $164,962,146)		155,831,436

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(e)	200	191,652

Argentina — 0.4%
Argentina Bonar Bonds
1.13%, 07/09/35(d)	1,050	300,148
2.00%, 01/09/38(d)	495	166,588
2.50%, 07/09/41(d)	75	24,406
Argentine Republic Government International Bond
1.13%, 07/09/35 (Call 03/31/22)(d)	1,040	308,963
1.13%, 07/09/46 (Call 03/31/22)(d)	45	13,500
2.00%, 01/09/38 (Call 03/31/22)(d)	600	222,150
2.50%, 07/09/41 (Call 03/31/22)(d)	515	175,280
Provincia de Buenos Aires/Government Bonds, 3.90%, 09/01/37(d)(e)	350	148,586

		1,359,621

Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(e)	200	168,370

Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50 (Call 02/20/50)(e)	10	9,208

Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	200	167,242
5.00%, 01/27/45(f)	200	177,432
5.63%, 01/07/41	200	194,692
5.63%, 02/21/47	200	189,238
7.13%, 01/20/37	100	115,040

		843,644

Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	177,024
3.10%, 01/22/61 (Call 07/22/60)	200	162,552
3.50%, 01/25/50 (Call 07/25/49)	200	182,192

		521,768

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China — 0.1%
China Government International Bond, 2.75%, 12/03/39(e)	$200	$199,320

Colombia — 0.3%
Colombia Government International Bond
4.13%, 05/15/51 (Call 11/15/50)	200	150,102
5.00%, 06/15/45 (Call 12/15/44)	200	166,466
5.63%, 02/26/44 (Call 08/26/43)	200	179,918
6.13%, 01/18/41	400	387,360
7.38%, 09/18/37	100	110,943

		994,789

Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(e)	200	192,436

Dominican Republic — 0.2%
Dominican Republic International Bond
4.88%, 09/23/32(e)	150	136,835
5.88%, 01/30/60(e)	300	253,074
6.40%, 06/05/49(e)	150	138,619
7.45%, 04/30/44(e)	100	104,854

		633,382

Ecuador — 0.1%
Ecuador Government International Bond
0.50%, 07/31/40(d)(e)	175	109,566
1.00%, 07/31/35(d)(e)	450	319,041

		428,607

Egypt — 0.1%
Egypt Government International Bond
8.50%, 01/31/47(e)	200	155,578
8.70%, 03/01/49(e)	200	157,024
8.88%, 05/29/50(e)	200	158,062

		470,664

El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(e)	200	100,142
7.65%, 06/15/35(e)	25	13,238
8.25%, 04/10/32(e)	25	14,128

		127,508

Ghana — 0.1%
Ghana Government International Bond
7.88%, 02/11/35(e)	200	131,958
8.88%, 05/07/42(e)	200	131,608

		263,566

Guatemala — 0.1%
Guatemala Government Bond, 5.38%, 04/24/32 (Call 01/24/32)(e)	200	206,166

Hong Kong — 0.1%
Airport Authority Hong Kong, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	189,624

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	146,490

Indonesia — 0.6%
Indonesia Government International Bond
3.05%, 03/12/51	200	181,466
4.20%, 10/15/50	200	207,866
4.45%, 04/15/70	200	208,032
4.63%, 04/15/43(e)	200	212,512

Security	Par (000)	Value

Indonesia (continued)
5.25%, 01/17/42(e)	$200	$226,500
5.25%, 01/08/47(e)	200	231,788
6.63%, 02/17/37(e)	100	127,483
7.75%, 01/17/38(e)	100	139,941
8.50%, 10/12/35(e)	130	191,645

		1,727,233

Israel — 0.3%
Israel Government AID Bond, 5.50%, 09/18/33	40	52,944
Israel Government International Bond
3.88%, 07/03/50	200	213,736
4.50%, 01/30/43	200	235,948
State of Israel, 3.80%, 05/13/60(e)	400	420,248

		922,876

Italy — 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	300	304,080

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/22)(d)(e)	99	96,274

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	262,868

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(e)	200	208,254

Kenya — 0.1%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(e)	200	190,118

Lebanon — 0.0%
Lebanon Government International Bond
7.00%, 03/23/32(e)(h)	100	11,750
7.25%, 03/23/37(e)(h)	50	6,189

		17,939

Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	200	158,064
3.77%, 05/24/61 (Call 11/24/60)	200	161,854
4.50%, 01/31/50 (Call 07/31/49)	200	188,728
4.60%, 01/23/46	200	192,448
4.60%, 02/10/48	200	190,850
4.75%, 04/27/32 (Call 01/27/32)	200	213,802
4.75%, 03/08/44	250	247,722
5.00%, 04/27/51 (Call 10/27/50)	200	202,560
5.55%, 01/21/45	75	82,018
5.75%, 10/12/2110	150	152,799
6.05%, 01/11/40	200	228,162
6.75%, 09/27/34	160	197,382
7.50%, 04/08/33	25	32,977

		2,249,366

Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(e)	200	158,984

Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/28/47(e)	200	162,694

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman — 0.1%
Oman Government International Bond
7.00%, 01/25/51(e)	$200	$198,580
7.38%, 10/28/32(e)	200	223,382

		421,962

Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	200	171,640
4.30%, 04/29/53	200	187,714
4.50%, 05/15/47 (Call 11/15/46)	200	196,636
4.50%, 04/16/50 (Call 10/16/49)	200	194,844
6.70%, 01/26/36	50	61,626

		812,460

Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(e)	200	215,714

Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	100	85,843
2.78%, 12/01/60 (Call 06/01/60)	100	76,471
3.00%, 01/15/34 (Call 10/15/33)	35	32,386
3.23%, 07/28/2121 (Call 01/28/2121)	90	67,001
5.63%, 11/18/50	145	181,958
6.55%, 03/14/37	100	126,935
8.75%, 11/21/33	120	175,316

		745,910

Philippines — 0.2%
Philippine Government International Bond
2.65%, 12/10/45	200	164,610
2.95%, 05/05/45	200	172,302
3.95%, 01/20/40	300	298,779
6.38%, 10/23/34	100	128,441

		764,132

Qatar — 0.5%
Qatar Government International Bond
4.40%, 04/16/50(e)	400	464,756
4.82%, 03/14/49(e)	400	489,024
5.10%, 04/23/48(e)	400	504,936

		1,458,716

Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(e)	100	84,694
5.13%, 06/15/48(e)	50	50,937
6.13%, 01/22/44(e)	100	114,739

		250,370

Russia — 0.1%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35	200	66,122
5.25%, 06/23/47	400	142,364
5.63%, 04/04/42	200	71,474

		279,960

Saudi Arabia — 0.6%
Saudi Government International Bond
2.25%, 02/02/33(e)	200	188,808
3.45%, 02/02/61(e)	200	183,178
3.75%, 01/21/55(e)	200	196,074
4.50%, 10/26/46(e)	200	217,606
4.63%, 10/04/47(e)	200	221,272
5.00%, 04/17/49(e)	400	468,848

Security	Par (000)	Value

Saudi Arabia (continued)
5.25%, 01/16/50(e)	$200	$243,162

		1,718,948

Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(e)	200	186,946

South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	163,478
5.75%, 09/30/49	200	173,752

		337,230

South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	245,860

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	126,491
Inter-American Development Bank
3.20%, 08/07/42	50	55,448
3.88%, 10/28/41	30	36,533
4.38%, 01/24/44	35	46,022
International Bank for Reconstruction & Development, 4.75%, 02/15/35	80	102,778

		367,272

Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	139,244
5.75%, 05/11/47	200	144,602
6.00%, 01/14/41	300	231,237
6.63%, 02/17/45	200	160,698
6.88%, 03/17/36	135	118,287
7.25%, 03/05/38	50	45,375
8.00%, 02/14/34	50	49,601

		889,044

Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/33(e)	200	66,088
7.38%, 09/25/32(e)	200	64,910

		130,998

United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
3.13%, 09/30/49(e)	400	379,640
3.88%, 04/16/50(e)	200	215,716
4.13%, 10/11/47(e)	200	224,350
Emirate of Dubai Government International Bonds, 5.25%, 01/30/43(e)	200	215,442
Finance Department Government of Sharjah, 4.00%, 07/28/50(e)	200	165,818

		1,200,966

Uruguay — 0.2%
Uruguay Government International Bond
4.98%, 04/20/55	125	148,096
5.10%, 06/18/50	250	298,670
7.63%, 03/21/36	100	142,610

		589,376

Total Foreign Government Obligations — 7.8% (Cost: $27,221,704)		23,863,365

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$50	$63,199

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	75,580
Series S-1, 7.04%, 04/01/50	50	82,569
Series S-3, 6.91%, 10/01/50	125	209,518
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	159,192
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	68,123
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	103,270
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	100	127,413
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	78,137
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	50	67,824
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	189,040
Regents of the University of California Medical Center Pooled Revenue RB, Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(f)	65	65,461
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	218,951
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	143,178
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	72,070
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	117,421
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	110,985
State of California GO BAB
7.30%, 10/01/39	185	273,321
7.50%, 04/01/34	145	211,128
7.55%, 04/01/39	100	155,579
7.60%, 11/01/40	145	231,766
University of California RB
Series AQ, 4.77%, 05/15/2115	50	65,163
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	50	46,925
University of California RB BAB, 5.77%, 05/15/43	50	65,665

		2,938,279

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	29,855

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	100	124,770

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/2114	50	68,066

Security	Par (000)	Value

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	$93	$132,722
Project M, Series 2010-A, 6.66%, 04/01/57	49	71,548

		204,270

Illinois — 0.3%
Chicago O’Hare International Airport RB, Series C, 4.57%, 01/01/54	100	130,801
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	72,805
State of Illinois GO, 5.10%, 06/01/33	425	468,434
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	121,407

		793,447

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	50	48,421
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	67,299

		115,720

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	130,457
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	32,829
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	66,564

		229,850

Michigan — 0.1%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	100	99,550
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	100	95,009

		194,559

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 05/15/50 (Call 11/15/49)	100	100,191

New Jersey — 0.2%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	230,674
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	50	68,634
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	100	150,040

		449,348

New York — 0.5%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	128,151
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	230,217
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	63,111
5.57%, 11/01/38	50	62,779
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	100	135,942
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	100,908
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	124,686

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42 (Call 01/01/30)	$75	$76,073
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	65,221
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	80	102,547
Series 174, 4.46%, 10/01/62	150	179,661
Series 181, 4.96%, 08/01/46	50	63,090
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	64,440

		1,396,826

Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	193,578
Series B, 8.08%, 02/15/50	50	86,115
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	75	101,852
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	126,884
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	28,705

		537,134

Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	100	131,140

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	55,536

Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	45	54,377
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	33,067
5.81%, 02/01/41	50	67,463
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	100	140,942
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	40,333
Dallas Fort Worth International Airport RB, Series C, Class C, 2.92%, 11/01/50	100	97,442
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/31/22) (PSF)	40	43,129
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	150	142,766
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	77,629
State of Texas GO BAB
5.52%, 04/01/39	50	66,194
Series A, 4.68%, 04/01/40	100	122,739
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	101,400
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	50	44,610
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	75	85,856
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	185,618

		1,303,565

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	$50	$41,991
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	55,030

		97,021

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	64,252

Total Municipal Debt Obligations — 2.9% (Cost: $8,443,040)		8,897,028

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.3%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	327,560
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34 (Call 10/25/34)	500	510,152

		837,712

U.S. Government Agency Obligations — 0.7%
Federal Home Loan Banks, 5.50%, 07/15/36	290	400,777
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	375	518,325
Tennessee Valley Authority
3.50%, 12/15/42	50	55,326
4.65%, 06/15/35	75	92,913
5.25%, 09/15/39	65	87,203
5.38%, 04/01/56	500	763,735
5.88%, 04/01/36	200	279,938
Series B, 4.70%, 07/15/33	40	49,257

		2,247,474

U.S. Government Obligations — 36.2%
U.S. Treasury Note/Bond
1.13%, 05/15/40	2,930	2,436,936
1.13%, 08/15/40	9,450	7,830,211
1.25%, 05/15/50	600	478,875
1.38%, 11/15/31	3,985	3,821,864
1.38%, 11/15/40	10,450	9,037,617
1.38%, 08/15/50	2,890	2,379,734
1.63%, 11/15/50	7,170	6,281,592
1.75%, 08/15/41	1,550	1,422,367
1.88%, 02/15/41	910	855,827
1.88%, 02/15/51	6,100	5,677,766
1.88%, 11/15/51	6,940	6,478,056
2.00%, 11/15/41	3,100	2,969,703
2.00%, 02/15/50	3,450	3,302,297
2.00%, 08/15/51	3,400	3,264,000
2.25%, 05/15/41	1,000	997,500
2.25%, 08/15/46	2,322	2,296,240
2.25%, 08/15/49	200	201,531
2.25%, 02/15/52	1,200	1,222,875
2.38%, 02/15/42	500	510,859
2.38%, 11/15/49	1,660	1,720,434
2.38%, 05/15/51	2,400	2,503,875
2.50%, 02/15/45	2,530	2,610,644
2.50%, 02/15/46	895	926,325
2.50%, 05/15/46	1,750	1,811,797
2.75%, 08/15/42	400	430,438
2.75%, 11/15/42	325	349,578
2.75%, 08/15/47	450	492,750
2.75%, 11/15/47	3,500	3,834,688

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 05/15/43	$2,150	$2,355,594
2.88%, 11/15/46	150	166,359
2.88%, 05/15/49	100	113,609
3.00%, 02/15/47	200	227,094
3.00%, 05/15/47	1,200	1,366,125
3.00%, 02/15/48	7,250	8,339,766
3.00%, 08/15/48	3,460	3,990,353
3.00%, 02/15/49	955	1,108,397
3.13%, 11/15/41	600	682,875
3.13%, 02/15/42	800	912,500
3.13%, 02/15/43	500	569,063
3.13%, 08/15/44	1,050	1,199,789
3.13%, 05/15/48	2,885	3,398,891
3.38%, 05/15/44	1,450	1,720,289
3.63%, 08/15/43	2,950	3,614,672
3.75%, 11/15/43	2,300	2,872,485
3.88%, 08/15/40	150	188,250
4.38%, 11/15/39	530	706,970
4.38%, 05/15/40	895	1,195,384

		110,874,844

Total U.S. Government & Agency Obligations — 37.2% (Cost: $116,850,154)		113,960,030

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(i)(j)(k)	2,513	2,513,107

Total Short-Term Investments — 0.8% (Cost: $2,513,107)		2,513,107

Total Investments in Securities — 99.5% (Cost: $319,990,151)		305,064,966

Other Assets, Less Liabilities — 0.5%		1,464,343

Net Assets — 100.0%		$306,529,309

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	All or a portion of this security is on loan.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$13,300,089	$—	$(10,786,982	)(a)	$—	$—	$2,513,107	2,513	$26,452	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core 10+ Year USD Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$155,831,436	$—	$155,831,436
Foreign Government Obligations	—	23,863,365	—	23,863,365
Municipal Debt Obligations	—	8,897,028	—	8,897,028
U.S. Government & Agency Obligations	—	113,960,030	—	113,960,030
Money Market Funds	2,513,107	—	—	2,513,107

	$2,513,107	$302,551,859	$—	$305,064,966

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	63

Statements of Assets and Liabilities February 28, 2022

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$109,722,958	$302,551,859
Affiliated(c)	6,208,134	2,513,107
Cash	1,149	—
Receivables:
Investments sold	2,905,815	1,866,609
Securities lending income — Affiliated	176	1,119
TBA sales commitments	3,241,221	—
Dividends	735	44
Interest	499,951	2,693,562

Total assets	122,580,139	309,626,300

LIABILITIES
Bank overdraft	—	15,911
Collateral on securities loaned, at value	248,175	911,107
TBA sales commitments, at value(d)	3,262,888	—
Payables:
Investments purchased	11,799,498	2,155,842
Investment advisory fees	4,595	14,131

Total liabilities	15,315,156	3,096,991

NET ASSETS	$107,264,983	$306,529,309

NET ASSETS CONSIST OF:
Paid-in capital	$110,147,513	$320,960,897
Accumulated loss	(2,882,530)	(14,431,588)

NET ASSETS	$107,264,983	$306,529,309

Shares outstanding	2,200,000	4,600,000

Net asset value	$48.76	$66.64

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$241,232	$786,364
(b) Investments, at cost — Unaffiliated	$112,435,594	$317,477,044
(c) Investments, at cost — Affiliated	$6,206,909	$2,513,107
(d) Proceeds from TBA sales commitments	$3,241,221	$—

See notes to financial statements.

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$15,202	$231
Interest — Unaffiliated	2,324,338	12,024,402
Securities lending income — Affiliated — net	3,902	26,221
Other income — Unaffiliated	719	3,899

Total investment income	2,344,161	12,054,753

EXPENSES
Investment advisory fees	76,615	232,367
Professional fees	390	217

Total expenses	77,005	232,584

Less:
Investment advisory fees waived	(13,938)	—

Total expenses after fees waived	63,067	232,584

Net investment income	2,281,094	11,822,169

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	152,541	(111,961)
Investments — Affiliated	(1,018)	—
In-kind redemptions — Unaffiliated	105,822	6,127,303

Net realized gain	257,345	6,015,342

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(6,302,549)	(26,852,701)
Investments — Affiliated	(4,158)	—

Net change in unrealized appreciation (depreciation)	(6,306,707)	(26,852,701)

Net realized and unrealized loss	(6,049,362)	(20,837,359)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,768,268)	$(9,015,190)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,281,094	$2,623,811	$11,822,169	$12,117,079
Net realized gain	257,345	1,140,863	6,015,342	14,861,853
Net change in unrealized appreciation (depreciation)	(6,306,707)	(809,235)	(26,852,701)	(35,351,970)

Net increase (decrease) in net assets resulting from operations	(3,768,268)	2,955,439	(9,015,190)	(8,373,038)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,107,440)	(3,262,437)	(12,100,359)	(13,545,197)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,588,966)	5,184,845	(112,783,475)	104,738,517

NET ASSETS
Total increase (decrease) in net assets	(16,464,674)	4,877,847	(133,899,024)	82,820,282
Beginning of year	123,729,657	118,851,810	440,428,333	357,608,051

End of year	$107,264,983	$123,729,657	$306,529,309	$440,428,333

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$51.55	$51.67	$48.49	$48.16	$49.20

Net investment income(a)	0.91	1.09	1.49	1.54	1.24
Net realized and unrealized gain (loss)(b)	(2.46)	0.15	3.15	0.25	(0.88)

Net increase (decrease) from investment operations	(1.55)	1.24	4.64	1.79	0.36

Distributions(c)
From net investment income	(0.86)	(1.36)	(1.46)	(1.46)	(1.35)
From net realized gain	(0.38)	—	—	—	—
Return of capital	—	—	—	—	(0.05)

Total distributions	(1.24)	(1.36)	(1.46)	(1.46)	(1.40)

Net asset value, end of year	$48.76	$51.55	$51.67	$48.49	$48.16

Total Return(d)
Based on net asset value	(3.07)%	2.39%	9.72%	3.81%	0.70%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%

Total expenses after fees waived	0.05%	0.05%	0.05%	0.04%	0.05%

Net investment income	1.79%	2.09%	2.97%	3.22%	2.51%

Supplemental Data
Net assets, end of year (000)	$107,265	$123,730	$118,852	$58,187	$38,526

Portfolio turnover rate(f)(g)	279%	384%	377%	481%	504%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$71.04	$73.73	$59.94	$61.20	$61.86

Net investment income(a)	2.17	2.24	2.37	2.39	2.39
Net realized and unrealized gain (loss)(b)	(4.38)	(2.40)	13.77	(1.21)	(0.49)

Net increase (decrease) from investment operations	(2.21)	(0.16)	16.14	1.18	1.90

Distributions(c)
From net investment income	(2.19)	(2.23)	(2.35)	(2.44)	(2.56)
From net realized gain	—	(0.30)	—	—	—

Total distributions	(2.19)	(2.53)	(2.35)	(2.44)	(2.56)

Net asset value, end of year	$66.64	$71.04	$73.73	$59.94	$61.20

Total Return(d)
Based on net asset value	(3.23)%	(0.36)%	27.44%	2.04%	3.03%

Ratios to Average Net Assets(e)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%

Net investment income	3.05%	3.00%	3.54%	4.01%	3.79%

Supplemental Data
Net assets, end of year (000)	$306,529	$440,428	$357,608	$227,785	$272,332

Portfolio turnover rate(f)	15%	17%	9%	10%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 5-10 Year USD Bond
Barclays Bank PLC	$35,154	$35,154		$—	$—
BNP Paribas SA	28,290	28,290		—	—
Citigroup Global Markets, Inc.	28,049	28,049		—	—
Credit Suisse Securities (USA) LLC	4,783	4,783		—	—
Goldman Sachs & Co. LLC	3,253	3,253		—	—
J.P. Morgan Securities LLC	51,463	51,463		—	—
Morgan Stanley	34,558	34,558		—	—
RBC Capital Markets LLC	50,962	50,962		—	—
Toronto Dominion Bank	4,720	4,720		—	—

	$241,232	$241,232		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core 10+ Year USD Bond
Barclays Bank PLC	$70,544	$70,544		$—	$—
BNP Paribas SA	19,726	19,453		—	(273	)(b)
Deutsche Bank Securities, Inc.	32,562	32,562		—	—
J.P. Morgan Securities LLC	59,671	59,671		—	—
Jefferies LLC	42,145	42,145		—	—
Morgan Stanley	6,173	6,173		—	—
UBS AG	175,658	175,658		—	—
Wells Fargo Securities LLC	379,885	379,885		—	—

	$786,364	$786,091		$—	$(273)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core 5-10 Year USD Bond	$13,938

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

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Notes to Financial Statements  (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core 5-10 Year USD Bond	$1,574
Core 10+ Year USD Bond	8,463

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core 5-10 Year USD Bond	$8,832	$4,674	$(369)
Core 10+ Year USD Bond	—	56,538	(17,766)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

Core 5-10 Year USD Bond	$336,510,063	$336,866,735	$12,026,406	$14,789,279
Core 10+ Year USD Bond	39,477,408	26,175,803	18,824,999	30,718,119

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core 5-10 Year USD Bond	$8,036,395	$13,306,188
Core 10+ Year USD Bond	29,981,125	142,230,856

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

Core 5-10 Year USD Bond	$ 114,870	$(114,870)
Core 10+ Year USD Bond	6,123,464	(6,123,464)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

Core 5-10 Year USD Bond
Ordinary income	$2,160,025	$3,262,437
Long-term capital gains	947,415	—

	$3,107,440	$3,262,437

Core 10+ Year USD Bond
Ordinary income	$12,100,359	$11,930,792
Long-term capital gains	—	1,614,405

	$12,100,359	$13,545,197

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses	(c)	Total

Core 5-10 Year USD Bond	$156,563	$—		$(2,776,782)	$(262,311)		$(2,882,530)
Core 10+ Year USD Bond	868,588	(336,057)		(14,964,119)	—		(14,431,588)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core 5-10 Year USD Bond	$118,754,178	$690,190	$(3,513,276)	$(2,823,086)
Core 10+ Year USD Bond	320,029,085	6,494,492	(21,458,611)	(14,964,119)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (continued)

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

Core 5-10 Year USD Bond
Shares sold	300,000	$15,414,777	200,000	$10,422,671
Shares redeemed	(500,000)	(25,003,743)	(100,000)	(5,237,826)

Net increase (decrease)	(200,000)	$(9,588,966)	100,000	$5,184,845

Core 10+ Year USD Bond
Shares sold	450,000	$31,525,828	2,850,000	$214,545,439
Shares redeemed	(2,050,000)	(144,309,303)	(1,500,000)	(109,806,922)

Net increase (decrease)	(1,600,000)	$(112,783,475)	1,350,000	$104,738,517

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	77

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

Core 5-10 Year USD Bond	$961,552

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

Core 5-10 Year USD Bond	$327,455
Core 10+ Year USD Bond	2,464,423

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

Core 5-10 Year USD Bond	$2,287,368
Core 10+ Year USD Bond	11,810,236

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends

Core 5-10 Year USD Bond	$1,872,327
Core 10+ Year USD Bond	9,469,601

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	79

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core 5-10 Year USD Bond(a)	$0.843344	$0.378966	$0.016041	$1.238351	68%	31%	1%	100%
Core 10+ Year USD Bond	2.192406	—	—	2.192406	100	—	—	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)   Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)   Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	81

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	83

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PJSC	Public Joint Stock Company

PSF	Permanent School Fund

RB	Revenue Bond

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	85

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%
U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)
International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83
Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -2.64% in this interval.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.13% at the beginning of the period to 1.43% by February 28, 2022. Longer-dated bonds, where prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.41% to 1.83% over the 12-month interval, while the 30-year bond stayed even around 2.15%.

Investment-grade corporate bonds experienced a loss and lagged the broader market. Corporate issues performed reasonably well through most of 2021, when the generally favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. However, corporates gave up all of their previous gains in January and February 2022 after the start of the Russia-Ukraine conflict fueled a spike in the market’s aversion to risk.

Securitized assets also posted negative returns, underperforming Treasuries but finishing slightly ahead of corporate bonds. Although the housing market remained robust, mortgage-backed securities—which make up the bulk of the category—nonetheless lost ground in the environment of rising interest rates.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg U.S. Aggregate Bond Index (the “Index”) (formerly the Bloomberg Barclays U.S. Aggregate Bond Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.68)%	2.66%	2.41%	(2.68)%	14.01%	26.87%
Fund Market	(2.64)	2.65	2.39	(2.64)	13.98	26.64
Index	(2.64)	2.71	2.47	(2.64)	14.30	27.66

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 959.00	$ 0.15		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	54.8%
Aa	10.0
A	16.1
Baa	13.3
Ba	0.4
Not Rated	5.4

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments (a)
U.S. Government & Agency Obligations	70.5%
Corporate Bonds & Notes	26.0
Foreign Government Obligations	2.5
Collaterized Mortgage Obligations	1.2
Municipal Debt Obligations	0.7
Asset-Backed Securities	0.3
TBA Sales Commitments	(1.2)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Class A, 0.90%, 11/15/26	$70,000	$68,456,602
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 04/18/24)	7,620	7,559,713
Series 2021-1, Class B, 0.68%, 10/19/26 (Call 04/18/24)	11,050	10,867,616
BA Credit Card Trust
Series 2020-A1, Class A1, 0.34%, 05/15/26	9,450	9,225,072
Series 2021-A1, Class A1, 0.44%, 09/15/26	23,870	23,259,930
BMW Vehicle Lease Trust
1.10%, 03/25/25 (Call 04/25/24)	16,740	16,566,265
1.23%, 05/27/25 (Call 04/25/24)	6,500	6,406,264
Capital One Multi-Asset Execution Trust
Class A2, 1.39%, 07/15/30	11,000	10,504,579
Series 2021-A1, Class A1, 0.55%, 07/15/26	20,000	19,453,166
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 05/15/24)	7,490	7,376,189
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 09/15/25)	7,490	7,294,490
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 02/16/27	6,900	6,932,047
Exeter Automobile Receivables Trust Series 2021-2, Class D, 1.40%, 04/15/27 (Call 06/15/24)	3,261	3,175,222
GM Financial Automobile Leasing Trust Series 2020-2, Class A4, 1.01%, 07/22/24 (Call 01/20/23)	3,480	3,476,489
GM Financial Consumer Automobile Receivables Trust
1.26%, 11/16/26 (Call 11/16/25)	14,000	13,779,358
1.51%, 04/17/28 (Call 11/16/25)	2,940	2,901,843
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 05/15/24)	13,720	13,558,695
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	28,690	27,897,059
Volkswagen Auto Lease Trust, Series 2020-A, Class A3, 0.39%, 01/22/24 (Call 03/20/23)	2,130	2,119,987

Total Asset-Backed Securities — 0.3% (Cost: $266,317,327)		260,810,586

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50 (Call 06/15/26)	2,359	2,418,838
Bank
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 10/15/28)(a)	5,000	5,458,095
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 09/15/29)	15,310	15,296,334
Series 2020, Class A5, 2.65%, 01/15/63 (Call 01/15/30)	6,500	6,388,117
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 03/15/30)	23,610	22,357,948
Series 2020-BN29, Class A4, 2.00%, 11/15/53 (Call 11/15/30)	5,760	5,362,807
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 07/15/29)	8,750	8,777,725
BBCMS Mortgage Trust 2.32%, 09/15/54	1,965	1,875,641

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-C1, Class A4, 3.67%, 02/15/50 (Call 02/15/27)	$18,450	$19,190,205
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 01/15/30)	10,000	9,839,424
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	16,670	15,692,102
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	18,590	18,024,111
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51 (Call 01/15/28)(a)	10,616	11,227,201
Series 2018-B3, Class A5, 4.03%, 04/10/51 (Call 02/10/28)	7,000	7,476,558
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 07/15/28)	6,150	6,653,113
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 10/15/28)(a)	10,093	11,123,676
Series 2018-B8, Class A5, 4.23%, 01/15/52 (Call 12/15/28)	17,000	18,435,515
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	20,650	21,137,088
Series 2019-B11, Class A5, 3.54%, 05/15/52 (Call 05/15/29)	20,000	20,905,579
Series 2020-B19, Class B, 2.35%, 09/15/53 (Call 09/15/30)	2,700	2,490,407
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	7,000	6,446,337
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	8,616	8,046,129
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 01/15/31)	25,000	23,392,257
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46 (Call 11/10/23)	10,000	10,281,783
Series 2014-GC25, Class AAB, 3.37%, 10/10/47 (Call 07/10/24)	5,360	5,456,229
Series 2014-GC25, Class AS, 4.02%, 10/10/47 (Call 09/10/24)	5,209	5,357,653
Series 2015-GC27, Class AAB, 2.94%, 02/10/48 (Call 07/10/24)	6,285	6,357,140
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 01/10/26)	17,730	18,153,075
Series 2016-P5, Class A4, 2.94%, 10/10/49 (Call 08/10/26)	11,400	11,520,258
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 03/14/27)	13,900	14,473,788
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 02/10/28)	20,020	21,357,613
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50 (Call 09/10/23)	13,802	14,216,864
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	8,900	9,105,975
Series 2014-CR16, Class A4, 4.05%, 04/10/47 (Call 03/10/24)	2,800	2,885,463
Series 2014-CR18, Class AM, 4.10%, 07/15/47 (Call 06/15/24)	10,000	10,294,966
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	6,335	6,418,112

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A4, 3.69%, 03/10/47 (Call 01/10/24)	$5,990	$6,126,856
Series 2014-UBS2, Class A5, 3.96%, 03/10/47 (Call 02/10/24)	9,700	9,972,967
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	12,887	13,239,698
Series 2014-UBS4, Class A5, 3.69%, 08/10/47 (Call 07/10/24)	12,920	13,249,376
Series 2015-CR22, Class A5, 3.31%, 03/10/48 (Call 02/10/25)	3,000	3,059,218
Series 2015-CR24, Class A5, 3.70%, 08/10/48 (Call 07/10/25)	16,990	17,497,621
Series 2015-DC1, Class A5, 3.35%, 02/10/48 (Call 01/10/25)	2,750	2,807,643
Series 2015-DC1, Class C, 4.31%, 02/10/48 (Call 01/10/25)(a)	3,000	2,970,003
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	15,500	15,893,460
Series 2015-LC23, Class A2, 3.22%, 10/10/48 (Call 10/10/22)	10,441	10,364,547
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	9,650	10,000,179
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,299,673
Series 2016-DC2, Class A5, 3.77%, 02/10/49 (Call 01/10/26)	4,000	4,156,216
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57 (Call 04/15/25)	10,000	10,239,806
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	18,169,165
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 10/15/26)	5,200	5,369,691
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 02/15/28)(a)	27,000	28,626,931
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	10,041,603
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49 (Call 07/10/26)	1,000	1,007,037
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,218,996
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46 (Call 05/10/23)	5,000	5,034,717
Series 2013-GC16, Class A4, 4.27%, 11/10/46 (Call 10/10/23)	10,000	10,253,519
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	19,444	19,769,666
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	6,000	6,198,532
Series 2015-GC32, Class A2, 3.06%, 07/10/48 (Call 07/10/22)	196	195,705
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	10,000	10,360,942
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 05/10/27)	13,000	13,236,398
Series 2018-GS9, Class A4, 3.99%, 03/10/51 (Call 02/10/28)(a)	3,000	3,187,251
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 01/10/29)	2,500	2,676,873
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 08/15/24)	7,000	7,213,520

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	$9,660	$9,975,476
Series 2014-C24, Class A5, 3.64%, 11/15/47 (Call 10/15/24)	16,995	17,425,064
Series 2014-C25, Class B, 4.35%, 11/15/47 (Call 11/15/24)(a)	3,800	3,915,412
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	9,000	9,236,980
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46 (Call 04/15/23)	5,000	5,033,064
Series 2013-C10, Class A5, 4.07%, 07/15/46 (Call 06/15/23)(a)	1,600	1,634,839
Series 2013-C10, Class AS, 4.07%, 07/15/46 (Call 06/15/23)(a)	8,166	8,315,985
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	5,000	5,088,754
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	1,850	1,908,656
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 07/15/25)	7,275	7,512,506
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	17,025	17,619,802
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 01/15/26)	16,420	16,907,710
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 01/15/26)	2,000	2,056,795
Series 2016-C32, Class A3, 3.46%, 12/15/49 (Call 11/15/26)	9,522	9,735,236
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48 (Call 11/15/25)	3,500	3,637,755
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 05/15/27)	12,000	12,422,876
Series 2018, Class A3, 4.14%, 10/15/51 (Call 07/15/28)	21,700	23,259,968
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 05/15/28)	700	739,218
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 05/15/29)	7,660	7,915,602
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	720	729,256
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	20,000	19,754,618
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 09/15/31)	10,430	10,155,211
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	18,150	19,276,456
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 05/10/63 (Call 06/10/22)	16,157	16,168,049
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	4,600	4,384,977
Series 2013-LC12, Class A4, 4.22%, 07/15/46 (Call 06/15/23)(a)	25,059	25,571,540
Series 2014-LC16, Class A5, 3.82%, 08/15/50 (Call 05/15/24)	15,200	15,602,693
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	9,478	9,639,671

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C27, Class A5, 3.45%, 02/15/48 (Call 02/15/25)	$8,500	$8,688,701
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	5,000	5,186,621
Series 2015-SG1, Class A4, 3.79%, 09/15/48 (Call 08/15/25)	11,037	11,349,117
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	6,480	6,279,147
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 11/15/30)	17,680	16,560,139
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	5,200	5,086,346
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	27,100	27,177,697
Series 2013-C14, Class A5, 3.34%, 06/15/46 (Call 05/15/23)	10,315	10,445,010

		1,052,728,882

Total Collaterized Mortgage Obligations — 1.2% (Cost: $1,066,414,695)		1,052,728,882

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	1,833	1,738,234
3.38%, 03/01/41 (Call 09/01/40)	3,755	3,517,571
4.65%, 10/01/28 (Call 07/01/28)	665	729,345
4.75%, 03/30/30 (Call 12/30/29)	2,928	3,247,269
5.40%, 10/01/48 (Call 04/01/48)	1,110	1,384,381
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	4,387	4,211,915
2.60%, 08/01/31 (Call 05/01/31)	2,435	2,341,861
4.20%, 06/01/30 (Call 03/01/30)	1,876	2,031,239
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	6,620	6,901,152
3.65%, 11/01/24 (Call 08/01/24)	1,900	1,963,270
WPP Finance 2010, 3.75%, 09/19/24	6,116	6,333,730

		34,399,967

Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 03/31/22)	5,980	5,884,200
1.88%, 06/15/23 (Call 04/15/23)	2,477	2,473,953
1.95%, 02/01/24	378	376,624
2.20%, 02/04/26 (Call 02/04/23)	6,390	6,188,459
2.25%, 06/15/26 (Call 03/15/26)	3,284	3,206,235
2.60%, 10/30/25 (Call 07/30/25)	3,053	3,035,232
2.70%, 02/01/27 (Call 12/01/26)	6,915	6,820,818
2.75%, 02/01/26 (Call 01/01/26)	315	315,104
2.80%, 03/01/23 (Call 02/01/23)	1,850	1,869,333
2.80%, 03/01/24 (Call 02/01/24)	2,252	2,278,416
2.80%, 03/01/27 (Call 12/01/26)	2,220	2,190,985
2.85%, 10/30/24 (Call 07/30/24)	3,721	3,758,805
2.95%, 02/01/30 (Call 11/01/29)	4,364	4,207,812
3.10%, 05/01/26 (Call 03/01/26)	4,946	4,990,019
3.20%, 03/01/29 (Call 12/01/28)	3,561	3,520,725
3.25%, 02/01/28 (Call 12/01/27)	400	401,020
3.25%, 03/01/28 (Call 12/01/27)	1,799	1,801,986
3.25%, 02/01/35 (Call 11/01/34)	2,824	2,625,021

Security	Par (000)	Value

Aerospace & Defense (continued)
3.38%, 06/15/46 (Call 12/15/45)	$1,043	$889,043
3.45%, 11/01/28 (Call 08/01/28)	4,003	4,031,101
3.50%, 03/01/39 (Call 09/01/38)	2,069	1,881,900
3.55%, 03/01/38 (Call 09/01/37)	1,958	1,817,886
3.60%, 05/01/34 (Call 02/01/34)	2,571	2,494,101
3.63%, 02/01/31 (Call 11/01/30)	362	365,164
3.63%, 03/01/48 (Call 09/01/47)	1,040	919,589
3.65%, 03/01/47 (Call 09/01/46)	2,051	1,799,732
3.75%, 02/01/50 (Call 08/01/49)	5,328	4,950,831
3.83%, 03/01/59 (Call 09/01/58)	1,416	1,238,264
3.85%, 11/01/48 (Call 05/01/48)	2,089	1,899,194
3.90%, 05/01/49 (Call 11/01/48)	3,651	3,402,221
3.95%, 08/01/59 (Call 02/01/59)	3,543	3,215,202
4.51%, 05/01/23 (Call 04/01/23)	1,025	1,053,536
4.88%, 05/01/25 (Call 04/01/25)	11,417	12,139,696
5.04%, 05/01/27 (Call 03/01/27)	6,764	7,354,497
5.15%, 05/01/30 (Call 02/01/30)	11,943	13,180,773
5.71%, 05/01/40 (Call 11/01/39)	6,052	7,050,156
5.81%, 05/01/50 (Call 11/01/49)	16,933	20,132,829
5.88%, 02/15/40	2,473	2,863,751
5.93%, 05/01/60 (Call 11/01/59)	12,527	14,891,722
6.13%, 02/15/33	1,798	2,175,526
6.63%, 02/15/38	1,344	1,675,861
6.88%, 03/15/39	2,615	3,330,359
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	1,875	1,795,781
1.88%, 08/15/23 (Call 06/15/23)	2,586	2,595,956
2.13%, 08/15/26 (Call 05/15/26)	3,818	3,811,509
2.25%, 06/01/31 (Call 03/01/31)	1,375	1,334,671
2.38%, 11/15/24 (Call 09/15/24)	751	758,240
2.63%, 11/15/27 (Call 08/15/27)	2,334	2,367,983
2.85%, 06/01/41 (Call 12/01/40)	2,375	2,222,050
3.25%, 04/01/25 (Call 03/01/25)	2,579	2,661,115
3.38%, 05/15/23 (Call 04/15/23)	4,198	4,284,689
3.50%, 05/15/25 (Call 03/15/25)	4,812	4,995,385
3.50%, 04/01/27 (Call 02/01/27)	767	807,804
3.60%, 11/15/42 (Call 05/15/42)	608	634,022
3.63%, 04/01/30 (Call 01/01/30)	3,837	4,085,216
3.75%, 05/15/28 (Call 02/15/28)	3,753	3,993,642
4.25%, 04/01/40 (Call 10/01/39)	1,439	1,609,752
4.25%, 04/01/50 (Call 10/01/49)	2,990	3,451,566
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,040	2,750,288
2.90%, 12/15/29 (Call 09/15/29)	2,441	2,424,230
3.83%, 04/27/25 (Call 01/27/25)	2,371	2,470,772
3.85%, 06/15/23 (Call 05/15/23)	4,438	4,548,240
3.85%, 12/15/26 (Call 09/15/26)	2,828	2,968,608
3.95%, 05/28/24 (Call 02/28/24)	1,430	1,481,723
4.40%, 06/15/28 (Call 03/15/28)	5,532	5,980,455
4.85%, 04/27/35 (Call 10/27/34)	2,316	2,650,870
5.05%, 04/27/45 (Call 10/27/44)	850	1,011,857
6.15%, 12/15/40	1,400	1,871,492
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	1,345	1,260,480
2.80%, 06/15/50 (Call 12/15/49)	3,340	3,008,071
2.90%, 03/01/25 (Call 12/01/24)	3,982	4,074,542
3.55%, 01/15/26 (Call 10/15/25)	7,461	7,845,316
3.60%, 03/01/35 (Call 09/01/34)	2,778	2,912,233
3.80%, 03/01/45 (Call 09/01/44)	3,880	4,069,344
4.07%, 12/15/42	1,903	2,075,469

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.09%, 09/15/52 (Call 03/15/52)	$6,016	$6,656,764
4.50%, 05/15/36 (Call 11/15/35)	2,595	2,953,681
4.70%, 05/15/46 (Call 11/15/45)	3,899	4,611,503
5.72%, 06/01/40	627	797,695
Series B, 6.15%, 09/01/36	1,925	2,544,234
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5,559	5,664,843
3.20%, 02/01/27 (Call 11/01/26)	2,254	2,317,698
3.25%, 08/01/23	3,645	3,723,914
3.25%, 01/15/28 (Call 10/15/27)	6,973	7,156,390
3.85%, 04/15/45 (Call 10/15/44)	1,669	1,708,338
4.03%, 10/15/47 (Call 04/15/47)	7,996	8,452,971
4.40%, 05/01/30 (Call 02/01/30)	377	415,541
4.75%, 06/01/43	3,689	4,263,709
5.05%, 11/15/40(b)	1,128	1,335,259
5.15%, 05/01/40 (Call 11/01/39)	2,135	2,537,469
5.25%, 05/01/50 (Call 11/01/49)	3,618	4,572,899
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	2,582	2,359,380
2.25%, 07/01/30 (Call 04/01/30)	4,725	4,489,034
2.38%, 03/15/32 (Call 12/15/31)	4,680	4,438,980
2.65%, 11/01/26 (Call 08/01/26)	525	534,377
2.82%, 09/01/51 (Call 03/01/51)	1,440	1,247,270
3.03%, 03/15/52 (Call 09/15/51)	5,075	4,561,816
3.13%, 05/04/27 (Call 02/04/27)	4,683	4,828,454
3.13%, 07/01/50 (Call 01/01/50)	3,230	2,971,923
3.20%, 03/15/24 (Call 01/15/24)	3,645	3,733,574
3.50%, 03/15/27 (Call 12/15/26)	5,255	5,491,422
3.70%, 12/15/23 (Call 09/15/23)	2,058	2,117,497
3.75%, 11/01/46 (Call 05/01/46)	4,169	4,208,939
3.95%, 08/16/25 (Call 06/16/25)	6,026	6,353,272
4.05%, 05/04/47 (Call 11/04/46)	4,158	4,394,133
4.13%, 11/16/28 (Call 08/16/28)	7,245	7,831,700
4.15%, 05/15/45 (Call 11/16/44)	4,186	4,487,853
4.35%, 04/15/47 (Call 10/15/46)	3,468	3,817,262
4.45%, 11/16/38 (Call 05/16/38)	3,270	3,650,465
4.50%, 06/01/42	11,882	13,254,490
4.63%, 11/16/48 (Call 05/16/48)	5,923	6,845,152
4.70%, 12/15/41	2,015	2,279,570
4.80%, 12/15/43 (Call 06/15/43)	2,996	3,453,729
4.88%, 10/15/40	634	731,953
6.13%, 07/15/38	95	124,555
7.20%, 08/15/27	2,203	2,716,057
Teledyne Technologies Inc.
0.65%, 04/01/23	500	494,395
0.95%, 04/01/24 (Call 04/01/22)	1,115	1,089,154
1.60%, 04/01/26 (Call 03/01/26)	460	443,449
2.25%, 04/01/28 (Call 02/01/28)	275	267,396
2.75%, 04/01/31 (Call 01/01/31)	1,420	1,366,040

		429,807,251

Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	4,315	4,307,147
2.45%, 02/04/32 (Call 11/04/31)	6,995	6,247,934
2.63%, 09/16/26 (Call 06/16/26)(b)	3,760	3,754,849
3.40%, 05/06/30 (Call 02/06/30)	3,864	3,819,293
3.40%, 02/04/41 (Call 08/04/40)	4,727	3,912,254
3.70%, 02/04/51 (Call 08/04/50)	4,892	3,996,275
3.88%, 09/16/46 (Call 03/16/46)	5,862	5,035,048
4.00%, 01/31/24	80	82,839

Security	Par (000)	Value

Agriculture (continued)
4.00%, 02/04/61 (Call 08/04/60)	$2,865	$2,384,368
4.25%, 08/09/42	3,611	3,293,954
4.40%, 02/14/26 (Call 12/14/25)	2,356	2,502,897
4.45%, 05/06/50 (Call 11/06/49)	2,633	2,421,939
4.50%, 05/02/43	3,198	2,999,116
4.80%, 02/14/29 (Call 11/14/28)	2,600	2,814,162
5.38%, 01/31/44	5,952	6,226,566
5.80%, 02/14/39 (Call 08/14/38)	7,637	8,375,040
5.95%, 02/14/49 (Call 08/14/48)	5,467	6,111,723
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	5,850	5,916,280
2.70%, 09/15/51 (Call 03/15/51)	575	516,827
2.90%, 03/01/32 (Call 12/01/31)	1,000	1,011,770
3.25%, 03/27/30 (Call 12/27/29)	2,491	2,587,227
3.75%, 09/15/47 (Call 03/15/47)	1,499	1,618,126
4.02%, 04/16/43	637	704,312
4.50%, 03/15/49 (Call 09/15/48)	3,674	4,414,752
4.54%, 03/26/42	1,252	1,462,824
5.38%, 09/15/35	417	523,485
5.94%, 10/01/32	152	193,157
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,330	1,241,701
2.73%, 03/25/31 (Call 12/25/30)	3,888	3,563,430
2.79%, 09/06/24 (Call 08/06/24)	4,968	4,999,348
3.22%, 08/15/24 (Call 06/15/24)	7,917	8,038,130
3.22%, 09/06/26 (Call 07/06/26)	6,727	6,733,929
3.46%, 09/06/29 (Call 06/06/29)	2,387	2,357,210
3.56%, 08/15/27 (Call 05/15/27)	8,807	8,889,522
3.73%, 09/25/40 (Call 03/25/40)	1,683	1,456,014
3.98%, 09/25/50 (Call 03/25/50)	2,141	1,841,688
4.39%, 08/15/37 (Call 02/15/37)	7,944	7,627,511
4.54%, 08/15/47 (Call 02/15/47)	8,531	7,875,563
4.70%, 04/02/27 (Call 02/02/27)	2,165	2,298,905
4.76%, 09/06/49 (Call 03/06/49)	4,488	4,267,235
4.91%, 04/02/30 (Call 01/02/30)	3,858	4,121,501
5.28%, 04/02/50 (Call 10/02/49)	2,547	2,575,093
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	2,453	2,333,760
Bunge Ltd. Finance Corp. 1.63%, 08/17/25 (Call 07/17/25)	2,125	2,062,759
2.75%, 05/14/31 (Call 02/14/31)	4,020	3,826,960
3.25%, 08/15/26 (Call 05/15/26)	2,663	2,727,524
3.75%, 09/25/27 (Call 06/25/27)	2,920	3,052,364
4.35%, 03/15/24 (Call 03/10/22)	5,036	5,278,030
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,525	1,434,156
1.13%, 05/01/23	1,649	1,643,905
1.50%, 05/01/25 (Call 04/01/25)	2,546	2,483,929
1.75%, 11/01/30 (Call 08/01/30)	393	356,089
2.10%, 05/01/30 (Call 02/01/30)	1,708	1,605,025
2.13%, 05/10/23 (Call 03/10/23)	3,188	3,207,511
2.63%, 03/06/23	827	836,006
2.75%, 02/25/26 (Call 11/25/25)	3,700	3,752,207
2.88%, 05/01/24 (Call 04/01/24)	4,578	4,670,613
3.13%, 08/17/27 (Call 05/17/27)	2,120	2,188,306
3.13%, 03/02/28 (Call 12/02/27)	3,526	3,623,741
3.25%, 11/10/24	3,610	3,727,072
3.38%, 08/11/25 (Call 05/11/25)	2,473	2,552,062
3.38%, 08/15/29 (Call 05/15/29)	4,106	4,226,716
3.60%, 11/15/23	2,193	2,262,408

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.88%, 08/21/42	$2,981	$2,918,011
4.13%, 03/04/43	1,619	1,625,800
4.25%, 11/10/44	1,249	1,287,257
4.38%, 11/15/41	3,012	3,125,161
4.50%, 03/20/42	3,785	4,002,259
4.88%, 11/15/43	3,720	4,104,685
6.38%, 05/16/38	5,363	6,944,495
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	8,898	9,316,028
4.85%, 09/15/23	1,900	1,976,589
5.70%, 08/15/35 (Call 02/15/35)	2,026	2,226,392
5.85%, 08/15/45 (Call 02/15/45)	6,143	6,629,218
6.15%, 09/15/43	2,983	3,333,831
7.25%, 06/15/37	2,425	3,003,896

		263,465,709

Airlines — 0.1%
American Airlines Pass Through Trust
Class A, 2.88%, 01/11/36	4,530	4,275,776
Series 2015-2, Class AA, 3.60%, 03/22/29	935	940,707
Series 2016-1, Class AA, 3.58%, 07/15/29	963	962,242
Series 2016-2, Class AA, 3.20%, 12/15/29	731	717,867
Series 2016-3, Class AA, 3.00%, 04/15/30	526	514,668
Series 2017-1, Class AA, 3.65%, 02/15/29	3,656	3,691,628
Series 2017-2, Class AA, 3.35%, 04/15/31	1,332	1,319,584
Series 2019-1, Class AA, 3.15%, 08/15/33	1,389	1,351,607
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2 A, Class A, 4.00%, 04/29/26	1,011	1,027,589
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	200	203,584
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	5,398	5,138,375
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	2,009	2,109,374
Series 2019-1, Class AA, 2.75%, 11/15/33	1,344	1,291,770
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	803	767,507
3.00%, 11/15/26 (Call 08/15/26)	1,515	1,532,983
3.45%, 11/16/27 (Call 08/16/27)	1,288	1,326,112
4.75%, 05/04/23	1,706	1,763,100
5.13%, 06/15/27 (Call 04/15/27)	6,928	7,689,526
5.25%, 05/04/25 (Call 04/04/25)	4,579	4,938,223
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(b)	1,580	1,586,191
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	2,068	2,106,297
Series 2013-1, Class A, 4.30%, 02/15/27	911	940,791
Series 2014-1, Class A, 4.00%, 10/11/27	4,274	4,362,752
Series 2014-2, Class A, 3.75%, 03/03/28	3,573	3,636,347
Series 2016-1, Class AA, 3.10%, 01/07/30	2,262	2,237,675
Series 2016-2, Class AA, 2.88%, 04/07/30	1,408	1,379,456
Series 2018-1, Class AA, 3.50%, 09/01/31	3,847	3,892,467
Series 2019, Class AA, 4.15%, 02/25/33	398	419,122
Series 2019-2, Class AA, 2.70%, 11/01/33	1,909	1,836,877
Series 2020-1, Class A, 5.88%, 04/15/29	3,744	3,945,518
Series 2020-1, Class B, 4.88%, 07/15/27	1,969	1,999,143

		69,904,858

Apparel — 0.1%
NIKE Inc. 2.25%, 05/01/23 (Call 02/01/23)	303	305,567

Security	Par (000)	Value

Apparel (continued)
2.38%, 11/01/26 (Call 08/01/26)	$1,083	$1,096,191
2.40%, 03/27/25 (Call 02/27/25)	6,851	6,949,380
2.75%, 03/27/27 (Call 01/27/27)	5,907	6,067,552
2.85%, 03/27/30 (Call 12/27/29)	6,695	6,805,668
3.25%, 03/27/40 (Call 09/27/39)	1,845	1,840,812
3.38%, 11/01/46 (Call 05/01/46)	3,775	3,732,833
3.38%, 03/27/50 (Call 09/27/49)	3,357	3,419,977
3.63%, 05/01/43 (Call 11/01/42)	1,179	1,228,848
3.88%, 11/01/45 (Call 05/01/45)	3,808	4,121,855
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,928	2,036,450
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	1,954	1,951,440
3.75%, 09/15/25 (Call 07/15/25)	4,305	4,505,312
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	1,375	1,309,894
4.13%, 07/15/27 (Call 04/15/27)	296	309,723
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	3,789	3,801,276
2.80%, 04/23/27 (Call 02/23/27)	3,909	3,957,628
2.95%, 04/23/30 (Call 01/23/30)	2,659	2,631,799

		56,072,205

Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.55%, 07/12/24	442	427,052
0.65%, 09/08/23	1,451	1,428,814
0.75%, 08/09/24	700	679,189
0.88%, 07/07/23	480	475,618
1.00%, 09/10/25	315	301,710
1.20%, 07/08/25	140	135,335
1.30%, 09/09/26	2,335	2,237,397
1.50%, 01/13/25	3,200	3,140,192
1.80%, 01/13/31	606	558,399
1.95%, 05/10/23	1,415	1,421,962
2.00%, 03/24/28	1,120	1,081,091
2.15%, 09/10/24	2,678	2,681,428
2.25%, 01/12/29	3,085	2,994,856
2.30%, 09/09/26	1,911	1,910,503
2.35%, 01/08/27	1,636	1,633,121
2.40%, 06/27/24	4,160	4,200,976
2.90%, 02/16/24	3,440	3,504,259
3.45%, 07/14/23	2,194	2,244,572
3.50%, 02/15/28	3,336	3,497,329
3.55%, 01/12/24	5,005	5,162,707
3.63%, 10/10/23	3,743	3,853,156
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)	3,205	3,214,647
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	2,005	1,909,201
1.50%, 09/01/30 (Call 06/01/30)	1,589	1,428,940
2.60%, 09/01/50 (Call 03/01/50)	3,290	2,715,171
3.65%, 10/01/23 (Call 07/01/23)	3,556	3,646,002
4.88%, 10/01/43 (Call 04/01/43)	1,271	1,533,500
Daimler Finance North America LLC, 8.50%, 01/18/31	6,419	9,106,378
General Motors Co.
4.00%, 04/01/25	2,117	2,197,404
4.20%, 10/01/27 (Call 07/01/27)	2,428	2,560,884
4.88%, 10/02/23	6,870	7,170,837
5.00%, 10/01/28 (Call 07/01/28)	2,660	2,901,980
5.00%, 04/01/35	2,828	3,060,518
5.15%, 04/01/38 (Call 10/01/37)	3,120	3,385,918
5.20%, 04/01/45	3,302	3,561,141

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
5.40%, 10/02/23	$4,239	$4,457,224
5.40%, 04/01/48 (Call 10/01/47)	4,059	4,498,103
5.95%, 04/01/49 (Call 10/01/48)	4,062	4,854,537
6.13%, 10/01/25 (Call 09/01/25)	7,156	7,914,608
6.25%, 10/02/43	1,860	2,255,455
6.60%, 04/01/36 (Call 10/01/35)	5,090	6,296,839
6.75%, 04/01/46 (Call 10/01/45)	4,477	5,720,979
6.80%, 10/01/27 (Call 08/01/27)	3,501	4,126,314
General Motors Financial Co. Inc.
1.05%, 03/08/24	2,604	2,540,801
1.20%, 10/15/24	3,190	3,093,694
1.25%, 01/08/26 (Call 12/08/25)	1,130	1,066,517
1.50%, 06/10/26 (Call 05/10/26)	5,220	4,943,079
1.70%, 08/18/23	1,365	1,360,045
2.35%, 02/26/27 (Call 01/26/27)	4,955	4,805,954
2.35%, 01/08/31 (Call 10/08/30)	1,060	961,134
2.40%, 04/10/28 (Call 02/10/28)	2,950	2,817,486
2.40%, 10/15/28 (Call 08/15/28)	4,470	4,238,141
2.70%, 08/20/27 (Call 06/20/27)	534	522,984
2.70%, 06/10/31 (Call 03/10/31)	4,075	3,781,559
2.75%, 06/20/25 (Call 05/20/25)	7,469	7,465,340
2.90%, 02/26/25 (Call 01/26/25)	6,286	6,324,470
3.10%, 01/12/32 (Call 10/12/31)	1,700	1,623,092
3.50%, 11/07/24 (Call 09/07/24)	5,120	5,244,160
3.60%, 06/21/30 (Call 03/21/30)	1,696	1,702,767
3.70%, 05/09/23 (Call 03/09/23)	4,464	4,544,754
3.85%, 01/05/28 (Call 10/05/27)	2,779	2,863,398
3.95%, 04/13/24 (Call 02/13/24)	3,093	3,185,481
4.00%, 01/15/25 (Call 10/15/24)	2,265	2,343,618
4.00%, 10/06/26 (Call 07/06/26)	4,546	4,744,706
4.15%, 06/19/23 (Call 05/19/23)	2,587	2,652,839
4.25%, 05/15/23	1,909	1,964,075
4.30%, 07/13/25 (Call 04/13/25)	2,863	2,987,626
4.35%, 04/09/25 (Call 02/09/25)	2,232	2,335,587
4.35%, 01/17/27 (Call 10/17/26)	5,444	5,736,452
5.10%, 01/17/24 (Call 12/17/23)	7,350	7,712,869
5.25%, 03/01/26 (Call 12/01/25)	4,149	4,489,840
5.65%, 01/17/29 (Call 10/17/28)	2,669	2,999,769
PACCAR Financial Corp.
0.35%, 08/11/23	350	344,680
0.35%, 02/02/24	560	545,048
0.50%, 08/09/24	585	566,058
0.80%, 06/08/23	810	803,471
0.90%, 11/08/24	170	165,701
1.10%, 05/11/26	1,917	1,840,186
1.80%, 02/06/25	981	972,583
2.00%, 02/04/27	1,075	1,065,916
2.15%, 08/15/24	1,508	1,515,751
2.65%, 04/06/23	240	243,540
3.40%, 08/09/23	1,297	1,329,477
Stellantis NV, 5.25%, 04/15/23	22,280	23,035,515
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	4,525	4,413,051
1.34%, 03/25/26 (Call 02/25/26)	2,710	2,616,180
2.36%, 07/02/24	2,326	2,342,747
2.36%, 03/25/31 (Call 12/25/30)	1,295	1,264,762
2.76%, 07/02/29	977	983,409
3.42%, 07/20/23	4,830	4,953,938
3.67%, 07/20/28	1,790	1,906,332

Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp. 0.40%, 04/06/23	$25	$24,720
0.45%, 01/11/24	295	288,020
0.50%, 08/14/23	1,321	1,301,581
0.50%, 06/18/24	4,900	4,746,777
0.63%, 09/13/24	3,505	3,385,339
0.80%, 10/16/25	505	480,169
1.13%, 06/18/26	8,904	8,525,402
1.15%, 08/13/27	1,978	1,856,452
1.35%, 08/25/23	2,522	2,514,333
1.45%, 01/13/25	2,160	2,126,952
1.65%, 01/10/31	596	545,227
1.80%, 02/13/25	2,718	2,698,322
1.90%, 01/13/27	2,000	1,964,800
1.90%, 04/06/28	3,444	3,318,053
1.90%, 09/12/31	4,060	3,765,163
2.00%, 10/07/24	1,983	1,982,703
2.15%, 02/13/30	3,800	3,655,600
2.25%, 10/18/23	3,830	3,866,730
2.40%, 01/13/32	200	193,528
2.90%, 03/30/23	5,442	5,529,398
2.90%, 04/17/24	1,907	1,945,712
3.00%, 04/01/25	4,608	4,720,758
3.05%, 01/11/28	2,680	2,762,919
3.20%, 01/11/27	4,267	4,440,752
3.35%, 01/08/24	3,124	3,212,534
3.38%, 04/01/30	1,214	1,271,374
3.40%, 04/14/25	3,550	3,673,682
3.45%, 09/20/23	4,796	4,929,041
3.65%, 01/08/29	4,055	4,318,169

		368,091,038

Auto Parts & Equipment — 0.0%
Aptiv PLC 3.10%, 12/01/51 (Call 06/01/51)	5,745	4,851,652
4.35%, 03/15/29 (Call 12/15/28)	820	882,386
4.40%, 10/01/46 (Call 04/01/46)	1,167	1,203,235
5.40%, 03/15/49 (Call 09/15/48)	1,962	2,298,483
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	3,300	3,307,161
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	2,208	2,203,893
3.38%, 03/15/25 (Call 12/15/24)	454	468,092
4.38%, 03/15/45 (Call 09/15/44)	1,885	1,958,081
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	1,650	1,530,474
3.50%, 05/30/30 (Call 02/28/30)	325	326,609
3.55%, 01/15/52 (Call 07/15/51)	890	771,995
3.80%, 09/15/27 (Call 06/15/27)	1,589	1,656,501
4.25%, 05/15/29 (Call 02/15/29)	2,775	2,938,753
5.25%, 05/15/49 (Call 11/15/48)(b)	1,265	1,417,711
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	608	585,626
3.63%, 06/15/24 (Call 03/15/24)	5,025	5,164,896
4.15%, 10/01/25 (Call 07/01/25)	1,934	2,045,263

		33,610,811

Banks — 5.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	3,669	3,871,492

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	$6,920	$6,818,553
1.13%, 09/18/25	4,045	3,843,842
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(a)	425	417,541
1.72%, 09/14/27 (Call 09/14/26)(a)	3,150	2,970,103
1.85%, 03/25/26	3,775	3,627,888
2.71%, 06/27/24	6,915	6,977,926
2.75%, 05/28/25	7,779	7,786,468
2.75%, 12/03/30	1,718	1,558,329
2.96%, 03/25/31	4,000	3,840,360
3.23%, 11/22/32 (Call 08/22/31)(a)	4,560	4,236,468
3.31%, 06/27/29	4,159	4,208,284
3.49%, 05/28/30	4,950	4,968,067
3.80%, 02/23/28	971	1,001,557
3.85%, 04/12/23	2,503	2,557,315
4.25%, 04/11/27	4,905	5,181,789
4.38%, 04/12/28	2,731	2,898,028
5.18%, 11/19/25	5,858	6,256,813
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	5,635	5,532,950
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	10,665	10,416,186
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	11,318	10,988,080
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	1,298	1,249,026
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	9,355	8,849,549
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	14,048	13,430,871
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	3,709	3,686,449
1.53%, 12/06/25 (Call 11/06/25), (SOFR + 0.650%)(a)	11,025	10,712,331
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	17,638	16,849,052
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	2,890	2,861,794
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(a)	2,450	2,219,675
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(a)	11,841	10,715,513
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	4,115	4,046,938
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(a)	7,100	6,719,369
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)	6,700	6,217,332
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	10,576	10,551,675
2.48%, 09/21/36 (Call 09/21/31)(a)	6,725	6,098,970
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	12,844	12,236,864
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	9,645	9,492,513
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	8,755	8,307,007

Security	Par (000)	Value

Banks (continued)
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	$12,384	$11,849,878
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)	14,012	12,307,720
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(a)	12,975	12,475,722
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)	2,794	2,436,256
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	7,388	7,239,871
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	13,260	12,993,872
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	5,330	4,744,873
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	3,994	4,050,236
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	9,644	9,655,380
3.25%, 10/21/27 (Call 10/21/26)	10,136	10,369,635
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(a)	11,965	11,478,862
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	4,469	4,556,816
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	17,175	17,580,845
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	7,019	7,157,274
3.50%, 04/19/26	11,141	11,553,774
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(a)	7,045	7,157,438
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	12,957	13,302,693
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	8,486	8,762,050
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	8,515	8,818,219
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	10,288	10,723,388
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(a)	9,206	9,422,985
3.88%, 08/01/25	1,943	2,036,264
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	3,055	3,192,169
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	8,540	8,941,295
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	9,084	9,531,024
4.00%, 04/01/24	6,353	6,590,348
4.00%, 01/22/25	9,614	9,984,524
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	2,299	2,434,710
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(a)	14,968	16,091,797
4.10%, 07/24/23	5,449	5,631,705
4.13%, 01/22/24	4,236	4,404,000
4.20%, 08/26/24	7,527	7,837,188
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	6,299	6,874,981
4.25%, 10/22/26	9,224	9,786,664

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	$13,139	$14,007,488
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	10,565	11,724,826
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	7,390	8,274,583
4.45%, 03/03/26	7,013	7,456,362
4.88%, 04/01/44	1,673	1,943,959
5.00%, 01/21/44	8,000	9,414,000
5.88%, 02/07/42	6,432	8,347,064
6.11%, 01/29/37	8,627	10,854,146
6.22%, 09/15/26	2,279	2,603,940
7.75%, 05/14/38	6,489	9,416,447
Series L, 3.95%, 04/21/25	10,753	11,147,097
Series L, 4.18%, 11/25/27 (Call 11/25/26)	8,886	9,337,231
Series L, 4.75%, 04/21/45	3,503	3,946,305
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	10,635	10,173,654
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(a)	9,665	9,238,194
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	5,015	4,888,321
Bank of America N.A., 6.00%, 10/15/36	6,363	8,099,017
Bank of Montreal 0.40%, 09/15/23	373	365,223
0.45%, 12/08/23	236	230,232
0.63%, 07/09/24	1,461	1,410,596
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	440	415,268
1.25%, 09/15/26	5,550	5,263,287
1.50%, 01/10/25	290	283,930
1.85%, 05/01/25	5,427	5,364,101
2.50%, 06/28/24	1,513	1,526,904
3.09%, 01/10/37 (Call 01/10/32)(a)	210	199,817
3.80%, 12/15/32 (Call 12/15/27)(a)	5,678	5,817,736
4.34%, 10/05/28 (Call 10/05/23)(a)	4,659	4,800,028
Series E, 3.30%, 02/05/24	8,185	8,387,251
Bank of New York Mellon Corp. (The) 0.35%, 12/07/23 (Call 11/07/23)	125	122,316
0.50%, 04/26/24 (Call 03/26/24)	2,051	1,995,233
0.75%, 01/28/26 (Call 12/28/25)	146	138,491
1.05%, 10/15/26 (Call 09/15/26)	1,760	1,673,778
1.60%, 04/24/25 (Call 03/24/25)	1,581	1,556,495
1.65%, 07/14/28 (Call 05/14/28)	2,390	2,266,365
1.65%, 01/28/31 (Call 10/28/30)	451	416,350
1.80%, 07/28/31 (Call 04/28/31)	4,530	4,161,349
2.05%, 01/26/27 (Call 12/26/26)	2,190	2,165,625
2.10%, 10/24/24	3,581	3,594,286
2.20%, 08/16/23 (Call 06/16/23)	5,655	5,699,448
2.45%, 08/17/26 (Call 05/17/26)	2,981	3,017,368
2.50%, 01/26/32 (Call 10/26/31)	2,080	2,024,214
2.80%, 05/04/26 (Call 02/04/26)	3,652	3,733,841
3.00%, 10/30/28 (Call 07/30/28)	2,847	2,874,189
3.25%, 09/11/24 (Call 08/11/24)	2,412	2,484,649
3.25%, 05/16/27 (Call 02/16/27)	4,022	4,180,145
3.30%, 08/23/29 (Call 05/23/29)	2,254	2,330,974
3.40%, 05/15/24 (Call 04/15/24)	3,777	3,898,053
3.40%, 01/29/28 (Call 10/29/27)	4,352	4,557,066
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	2,236	2,337,291

Security	Par (000)	Value

Banks (continued)
3.45%, 08/11/23	$2,931	$3,007,646
3.50%, 04/28/23	2,724	2,785,045
3.85%, 04/28/28	2,415	2,583,978
3.95%, 11/18/25 (Call 10/18/25)	4,409	4,677,332
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	2,680	2,766,376
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,971	3,049,167
Series J, 0.85%, 10/25/24 (Call 09/25/24)	2,302	2,239,754
Series J, 1.90%, 01/25/29 (Call 11/25/28)	2,970	2,848,824
Bank of Nova Scotia (The)
0.40%, 09/15/23	140	137,245
0.55%, 09/15/23	1,150	1,127,529
0.65%, 07/31/24	8,110	7,823,149
0.70%, 04/15/24	1,186	1,150,645
0.80%, 06/15/23	100	98,910
1.05%, 03/02/26	860	814,540
1.30%, 06/11/25	4,317	4,165,991
1.30%, 09/15/26	5,625	5,348,250
1.35%, 06/24/26	5,220	4,981,759
1.63%, 05/01/23	1,879	1,879,225
1.95%, 02/02/27	2,740	2,661,691
2.15%, 08/01/31	446	416,546
2.20%, 02/03/25	5,369	5,351,604
2.45%, 02/02/32	2,000	1,897,720
2.70%, 08/03/26	5,446	5,499,207
3.40%, 02/11/24	5,588	5,734,014
4.50%, 12/16/25	4,867	5,173,329
Bank of Nova Scotia/The, 1.45%, 01/10/25	5,090	4,980,972
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)	470	466,400
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	771	826,103
5.13%, 06/11/30 (Call 03/11/30)	2,097	2,240,225
Barclays Bank PLC, 3.75%, 05/15/24	665	688,667
Barclays PLC 1.01%, 12/10/24 (Call 12/10/23)(a)	772	752,885
2.28%, 11/24/27 (Call 11/24/26)(a)	7,420	7,156,738
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)	1,144	1,079,719
2.67%, 03/10/32 (Call 03/10/31)(a)	1,235	1,157,948
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	3,320	3,315,950
3.33%, 11/24/42 (Call 11/24/41)(a)	5,000	4,566,250
3.56%, 09/23/35 (Call 09/23/30)(a)	2,480	2,369,863
3.65%, 03/16/25	10,118	10,384,812
3.81%, 03/10/42 (Call 03/10/41)(a)	350	326,988
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	7,052	7,244,449
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)	5,389	5,538,653
4.34%, 01/10/28 (Call 01/10/27)	6,020	6,363,020
4.38%, 09/11/24	7,128	7,390,524
4.38%, 01/12/26	10,992	11,606,013
4.84%, 05/09/28 (Call 05/07/27)	7,553	7,995,606
4.95%, 01/10/47	6,747	7,622,288
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	5,885	6,396,289
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	4,725	5,056,884
5.20%, 05/12/26	7,208	7,765,395
5.25%, 08/17/45	4,854	5,693,936

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA 3.25%, 03/03/23	$4,797	$4,872,937
4.25%, 10/15/24	4,569	4,770,676
BPCE SA 3.38%, 12/02/26	3,157	3,254,046
4.00%, 04/15/24	3,270	3,388,505
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	750	760,973
Canadian Imperial Bank of Commerce 0.45%, 06/22/23	515	506,379
0.50%, 12/14/23	5,870	5,718,847
0.95%, 06/23/23	3,153	3,120,083
0.95%, 10/23/25	3,043	2,892,858
1.00%, 10/18/24	3,720	3,603,713
1.25%, 06/22/26	5,125	4,850,710
2.25%, 01/28/25	3,395	3,390,790
3.10%, 04/02/24	5,318	5,423,881
3.50%, 09/13/23	6,556	6,738,650
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	8,052	8,322,145
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	1,781	1,741,729
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	4,200	4,082,190
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	9,399	8,854,610
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	1,320	1,278,842
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	9,545	9,041,024
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	1,903	1,900,602
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	2,520	2,483,158
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)	2,255	2,124,774
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(a)	9,810	9,312,044
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(a)	12,840	12,246,407
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	9,427	9,092,059
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)	2,110	1,902,397
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	3,417	3,373,707
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(a)	2,775	2,736,899
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	5,000	5,044,000
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	14,852	15,051,314
3.20%, 10/21/26 (Call 07/21/26)	9,860	10,055,129
3.30%, 04/27/25	5,347	5,475,702
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	13,185	13,458,589
3.38%, 03/01/23	1,895	1,928,655
3.40%, 05/01/26	7,345	7,571,740
3.50%, 05/15/23	6,615	6,766,550

Security	Par (000)	Value

Banks (continued)
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	$9,228	$9,482,693
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	8,510	8,807,339
3.70%, 01/12/26	7,699	8,042,452
3.75%, 06/16/24	4,675	4,838,765
3.88%, 10/25/23	1,873	1,933,236
3.88%, 03/26/25	5,548	5,735,911
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	1,881	1,966,115
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	11,207	11,701,005
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	10,214	10,753,912
4.00%, 08/05/24	2,768	2,860,811
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	8,210	8,420,997
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	8,503	8,959,271
4.13%, 07/25/28	7,344	7,714,872
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	1,895	2,087,229
4.30%, 11/20/26	5,329	5,674,213
4.40%, 06/10/25	2,845	2,985,742
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	12,889	13,991,525
4.45%, 09/29/27	14,237	15,211,665
4.60%, 03/09/26	7,535	8,040,448
4.65%, 07/30/45	4,965	5,626,636
4.65%, 07/23/48 (Call 06/23/48)	7,008	8,181,490
4.75%, 05/18/46	8,043	8,959,098
5.30%, 05/06/44	4,300	5,062,003
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	1,952	2,363,892
5.50%, 09/13/25	7,558	8,245,325
5.88%, 02/22/33	1,096	1,307,309
5.88%, 01/30/42	4,419	5,688,711
6.00%, 10/31/33	5,017	6,102,227
6.13%, 08/25/36	1,008	1,273,033
6.63%, 01/15/28	847	1,012,605
6.63%, 06/15/32	3,845	4,820,130
6.68%, 09/13/43	4,529	6,261,795
8.13%, 07/15/39	7,008	10,976,070
Citizens Bank N.A./Providence RI 2.25%, 04/28/25 (Call 03/28/25)	1,363	1,358,747
3.70%, 03/29/23 (Call 02/28/23)	2,478	2,526,296
3.75%, 02/18/26 (Call 11/18/25)	2,099	2,206,511
Citizens Financial Group Inc. 2.50%, 02/06/30 (Call 11/06/29)	1,583	1,517,068
2.64%, 09/30/32 (Call 07/02/32)	1,207	1,123,500
2.85%, 07/27/26 (Call 04/27/26)	3,505	3,540,400
3.25%, 04/30/30 (Call 01/30/30)	3,668	3,707,908
4.30%, 12/03/25 (Call 11/03/25)	450	474,143
Comerica Bank 2.50%, 07/23/24	2,251	2,273,420
4.00%, 07/27/25	1,055	1,109,069
Comerica Inc. 3.70%, 07/31/23 (Call 06/30/23)	4,897	5,009,778
4.00%, 02/01/29 (Call 11/03/28)	2,771	2,973,616

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank U.A. 3.75%, 07/21/26	$6,113	$6,314,179
4.38%, 08/04/25	5,689	5,957,748
5.25%, 05/24/41	3,191	4,122,006
5.25%, 08/04/45	5,470	6,543,378
5.75%, 12/01/43	4,935	6,264,341
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24	874	852,089
3.38%, 05/21/25	3,087	3,201,559
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	2,000	1,965,580
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/22)(b)	250	243,103
Credit Suisse AG/New York NY
0.50%, 02/02/24	1,170	1,134,526
1.00%, 05/05/23	10,905	10,821,031
1.25%, 08/07/26	3,030	2,847,533
2.95%, 04/09/25	5,730	5,808,043
3.63%, 09/09/24	11,874	12,254,799
Credit Suisse Group AG
3.75%, 03/26/25	6,631	6,810,833
3.80%, 06/09/23	8,712	8,907,497
4.55%, 04/17/26	4,044	4,271,596
4.88%, 05/15/45	5,978	6,578,849
Deutsche Bank AG, 4.10%, 01/13/26	3,354	3,492,789
Deutsche Bank AG/London, 3.70%, 05/30/24	5,425	5,568,545
Deutsche Bank AG/New York NY
0.90%, 05/28/24	2,630	2,551,468
0.96%, 11/08/23	1,145	1,124,539
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	2,320	2,265,805
1.69%, 03/19/26	3,335	3,220,376
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	3,940	3,793,117
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	10,465	10,445,535
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	4,845	4,633,419
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	7,400	7,117,394
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	2,617	2,458,410
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	6,249	6,167,076
3.70%, 05/30/24	2,536	2,598,639
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	4,170	4,266,452
4.10%, 01/13/26	1,608	1,677,192
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	3,590	3,595,349
2.70%, 02/06/30 (Call 11/06/29)	2,898	2,793,063
3.45%, 07/27/26 (Call 04/27/26)	4,848	4,986,798
4.20%, 08/08/23	2,256	2,326,793
4.25%, 03/13/26	1,450	1,533,593
4.65%, 09/13/28 (Call 06/13/28)	4,634	5,030,207
4.68%, 08/09/28 (Call 08/09/23)(a)	2,231	2,289,765
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	3,437	3,435,178
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	5,260	5,047,864
2.38%, 01/28/25 (Call 12/28/24)	4,283	4,289,938

Security	Par (000)	Value

Banks (continued)
2.55%, 05/05/27 (Call 04/05/27)	$5,499	$5,485,802
3.65%, 01/25/24 (Call 12/25/23)	6,686	6,880,696
3.95%, 03/14/28 (Call 02/14/28)	4,223	4,480,265
4.30%, 01/16/24 (Call 12/16/23)	3,735	3,879,544
8.25%, 03/01/38	2,700	4,098,330
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	4,736	4,706,921
3.85%, 03/15/26 (Call 02/15/26)	2,956	3,097,326
3.95%, 07/28/25 (Call 06/28/25)	3,292	3,487,084
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)	470	467,171
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	2,408	2,777,917
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	478	485,643
4.00%, 05/26/25 (Call 04/26/25)	190	197,203
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	2,305	2,597,551
4.63%, 02/13/47 (Call 08/13/46)	1,978	2,254,880
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	1,040	1,049,818
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(a)	25	25,487
6.13%, 03/09/28	1,415	1,616,524
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	300	300,354
Goldman Sachs Capital I, 6.35%, 02/15/34	5,215	6,518,437
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	425	421,196
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	10,774	10,521,673
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(a)	3,411	3,366,930
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	1,170	1,117,970
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	5,840	5,717,302
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,242	1,168,598
1.22%, 12/06/23 (Call 12/06/22)	200	197,696
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	7,180	6,787,254
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	10,285	9,691,967
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	7,085	7,008,340
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	12,075	11,576,061
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	10,080	9,092,362
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	7,140	6,620,065
2.60%, 02/07/30 (Call 11/07/29)	7,171	6,895,418
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	14,010	13,253,180
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	6,390	6,315,109
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	8,560	8,118,732
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	7,280	6,504,098

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	$11,360	$11,174,378
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	8,683	8,088,041
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	9,125	9,288,246
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	3,585	3,446,296
3.50%, 01/23/25 (Call 10/23/24)	4,418	4,545,724
3.50%, 04/01/25 (Call 03/01/25)	14,892	15,311,210
3.50%, 11/16/26 (Call 11/16/25)	11,563	11,852,422
3.63%, 02/20/24 (Call 01/20/24)	6,604	6,785,808
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	9,995	10,351,622
3.75%, 05/22/25 (Call 02/22/25)	10,370	10,729,424
3.75%, 02/25/26 (Call 11/25/25)	8,373	8,718,972
3.80%, 03/15/30 (Call 12/15/29)	9,328	9,715,952
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	7,231	7,505,055
3.85%, 07/08/24 (Call 04/08/24)	12,180	12,583,036
3.85%, 01/26/27 (Call 01/26/26)	12,026	12,528,085
4.00%, 03/03/24	10,217	10,580,827
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	5,132	5,408,769
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	8,456	8,963,445
4.25%, 10/21/25	5,278	5,541,847
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	3,204	3,467,177
4.75%, 10/21/45 (Call 04/21/45)	8,109	9,253,423
4.80%, 07/08/44 (Call 01/08/44)	8,374	9,604,476
5.15%, 05/22/45	8,777	10,301,916
5.95%, 01/15/27	4,044	4,566,485
6.13%, 02/15/33	2,888	3,579,878
6.25%, 02/01/41	3,715	4,878,947
6.45%, 05/01/36	4,351	5,544,958
6.75%, 10/01/37	20,751	27,259,344
HSBC Bank USA N.A., 7.00%, 01/15/39	1,875	2,683,162
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	940	1,110,572
5.88%, 11/01/34	1,100	1,319,164
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	900	880,776
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	3,600	3,479,796
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	3,515	3,442,099
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	670	631,636
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	8,896	8,578,591
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)	585	549,145
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	2,315	2,258,259
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	2,750	2,566,437
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	5,210	5,017,334

Security	Par (000)	Value

Banks (continued)
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	$1,063	$975,398
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	8,414	8,403,398
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	7,430	7,013,400
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	2,903	2,773,555
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)	7,080	6,717,292
3.60%, 05/25/23	7,262	7,430,406
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	9,510	9,747,084
3.90%, 05/25/26	8,184	8,514,552
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	5,654	5,776,805
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	12,575	12,969,478
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	8,463	8,772,153
4.25%, 03/14/24	10,457	10,806,055
4.25%, 08/18/25	7,321	7,594,439
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	9,694	10,111,133
4.30%, 03/08/26	11,102	11,726,043
4.38%, 11/23/26	6,506	6,844,182
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	14,130	15,081,514
4.95%, 03/31/30	10,242	11,358,276
5.25%, 03/14/44	2,664	3,060,696
6.10%, 01/14/42	3,062	4,041,442
6.50%, 05/02/36	9,482	11,942,105
6.50%, 09/15/37	9,577	12,219,869
6.80%, 06/01/38	6,452	8,435,280
7.63%, 05/17/32	3,179	4,150,312
HSBC USA Inc., 3.50%, 06/23/24	2,313	2,381,303
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(c)	2,445	2,234,314
2.55%, 02/04/30 (Call 11/04/29)	3,077	2,992,198
2.63%, 08/06/24 (Call 07/06/24)	3,350	3,375,426
4.00%, 05/15/25 (Call 04/15/25)	1,647	1,721,626
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	3,365	3,455,014
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	3,405	3,599,800
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	2,218	2,120,319
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	2,640	2,524,342
3.55%, 04/09/24	4,543	4,661,527
3.95%, 03/29/27	7,997	8,401,408
4.05%, 04/09/29	4,380	4,651,297
4.10%, 10/02/23	5,461	5,639,192
4.55%, 10/02/28	3,681	4,004,376
Intesa Sanpaolo SpA, 5.25%, 01/12/24	200	209,982
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	1,680	1,630,994

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	$975	$956,397
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	1,755	1,735,063
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	10,550	10,155,219
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	7,930	7,673,306
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	11,060	10,715,149
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	1,260	1,179,751
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,682	1,581,248
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	5,985	5,646,728
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	2,188	2,179,073
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	10,000	9,747,800
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,779	1,701,115
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)	2,015	1,810,538
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)	3,175	2,895,632
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	13,265	13,051,433
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(a)	8,256	7,821,404
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	11,742	11,560,821
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	6,805	6,579,346
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	6,231	6,202,400
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	12,847	12,334,019
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(a)	930	803,734
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	8,020	7,663,030
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	4,299	4,119,216
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	1,070	1,072,707
2.70%, 05/18/23 (Call 03/18/23)	5,961	6,027,525
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	5,725	5,593,210
2.95%, 10/01/26 (Call 07/01/26)	11,988	12,190,837
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	1,870	1,881,145
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(a)	2,850	2,766,865
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	9,190	9,091,851
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	9,271	8,773,889
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	12,325	11,417,510

Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/25 (Call 10/23/24)	$7,285	$7,447,091
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(a)	3,455	3,268,983
3.20%, 06/15/26 (Call 03/15/26)	5,967	6,123,097
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	7,236	7,362,992
3.30%, 04/01/26 (Call 01/01/26)	9,441	9,737,259
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	8,675	8,357,061
3.38%, 05/01/23	10,434	10,630,785
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	9,819	10,083,917
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	5,595	5,781,985
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(a)	11,332	11,539,376
3.63%, 05/13/24	7,139	7,377,228
3.63%, 12/01/27 (Call 12/01/26)	7,581	7,847,396
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	9,306	9,657,488
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	11,201	11,696,420
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(a)	9,355	9,577,743
3.88%, 02/01/24	10,430	10,821,438
3.88%, 09/10/24	11,359	11,788,370
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	9,471	10,033,767
3.90%, 07/15/25 (Call 04/15/25)	10,075	10,529,382
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	7,823	8,149,610
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	9,532	9,978,955
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	6,841	7,255,975
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	4,610	4,858,387
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	6,396	6,600,864
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	7,131	7,597,510
4.13%, 12/15/26	10,401	11,055,327
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	9,797	10,435,177
4.25%, 10/01/27	2,973	3,179,088
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	9,004	9,858,480
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	8,896	9,612,395
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	15,185	16,667,967
4.85%, 02/01/44	4,844	5,745,662
4.95%, 06/01/45	6,146	7,211,962
5.40%, 01/06/42	7,078	8,772,969
5.50%, 10/15/40	8,074	10,036,709
5.60%, 07/15/41	7,540	9,502,210
5.63%, 08/16/43	6,057	7,626,793
6.40%, 05/15/38	6,162	8,266,323
7.63%, 10/15/26	3,150	3,806,680
7.75%, 07/15/25	880	1,030,894

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
8.00%, 04/29/27	$5,050	$6,285,381
8.75%, 09/01/30	1,184	1,662,928
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	398	390,884
1.25%, 03/10/23	440	439,802
3.30%, 06/01/25	663	685,217
3.38%, 03/07/23	1,876	1,909,149
3.40%, 05/20/26	2,032	2,106,920
3.90%, 04/13/29	1,925	2,028,257
KeyCorp.
2.25%, 04/06/27	3,002	2,958,111
2.55%, 10/01/29	3,456	3,360,995
4.10%, 04/30/28	3,855	4,137,417
4.15%, 10/29/25	1,699	1,802,541
KfW
0.00%, 04/18/36(d)	8,695	6,438,039
0.00%, 06/29/37(d)	13,341	9,634,603
0.25%, 04/25/23	1,420	1,404,522
0.25%, 10/19/23	2,976	2,921,242
0.25%, 03/08/24	2,630	2,564,487
0.38%, 07/18/25	6,955	6,641,955
0.50%, 09/20/24	500	485,965
0.63%, 01/22/26	5,120	4,890,880
0.75%, 09/30/30	3,904	3,555,763
1.00%, 10/01/26	1,165	1,124,959
1.38%, 08/05/24	11,595	11,539,692
1.75%, 09/14/29	9,322	9,219,644
2.00%, 05/02/25	6,762	6,818,192
2.50%, 11/20/24	25,715	26,304,131
2.63%, 02/28/24	17,025	17,403,295
2.88%, 04/03/28	9,669	10,215,008
Korea Development Bank (The)
0.40%, 03/09/24	460	448,201
0.80%, 07/19/26	1,735	1,646,255
1.00%, 09/09/26	800	764,160
1.63%, 01/19/31	1,990	1,871,615
2.00%, 09/12/26	500	499,025
2.13%, 10/01/24	1,577	1,590,578
2.75%, 03/19/23	280	283,522
3.00%, 01/13/26	4,750	4,929,170
3.25%, 02/19/24	1,335	1,374,810
3.38%, 03/12/23	600	611,190
3.38%, 09/16/25	2,845	2,970,322
3.75%, 01/22/24	3,960	4,110,678
Kreditanstalt fuer Wiederaufbau, 1.25%, 01/31/25	10,000	9,873,200
Landwirtschaftliche Rentenbank
0.88%, 03/30/26(b)	600	576,810
0.88%, 09/03/30	1,215	1,114,447
1.75%, 07/27/26	6,930	6,917,803
2.00%, 01/13/25	9,627	9,714,509
2.38%, 06/10/25	3,515	3,582,207
3.13%, 11/14/23	1,405	1,444,677
Series 37, 2.50%, 11/15/27	2,597	2,680,130
Series 40, 0.50%, 05/27/25	9,125	8,764,654
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	955	905,942
2.44%, 02/05/26 (Call 02/05/25)(a)	4,637	4,602,825
3.37%, 12/14/46 (Call 09/14/41)(a)	270	236,885

Security	Par (000)	Value

Banks (continued)
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	$4,082	$4,183,519
3.75%, 01/11/27	4,769	4,950,651
3.87%, 07/09/25 (Call 07/09/24)(a)	3,197	3,292,398
3.90%, 03/12/24	2,454	2,542,393
4.05%, 08/16/23	5,624	5,793,114
4.34%, 01/09/48	6,284	6,421,180
4.38%, 03/22/28	1,808	1,927,292
4.45%, 05/08/25	4,977	5,238,890
4.50%, 11/04/24	1,995	2,082,002
4.55%, 08/16/28	6,440	6,958,420
4.58%, 12/10/25	6,073	6,367,905
4.65%, 03/24/26	6,552	6,929,723
5.30%, 12/01/45	4,294	4,951,240
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	3,185	3,257,936
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	2,751	2,812,100
3.40%, 08/17/27	4,350	4,491,418
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	555	544,777
0.95%, 07/19/25 (Call 07/19/24)(a)	1,675	1,617,330
0.96%, 10/11/25 (Call 10/11/24)(a)	2,665	2,567,115
1.41%, 07/17/25	2,104	2,029,687
1.54%, 07/20/27 (Call 07/20/26)(a)	1,200	1,139,076
1.64%, 10/13/27 (Call 10/13/26)(a)	2,325	2,208,564
2.05%, 07/17/30	970	893,574
2.19%, 02/25/25	6,964	6,912,954
2.31%, 07/20/32 (Call 07/20/31)(a)	1,350	1,253,948
2.34%, 01/19/28 (Call 01/19/27)(a)	2,070	2,020,051
2.49%, 10/13/32 (Call 10/13/31)(a)	1,375	1,295,071
2.53%, 09/13/23	1,054	1,065,141
2.56%, 02/25/30	5,420	5,204,284
2.76%, 09/13/26	2,605	2,616,775
2.80%, 07/18/24	6,696	6,781,977
2.85%, 01/19/33 (Call 01/19/32)(a)	2,000	1,937,140
3.20%, 07/18/29	7,594	7,649,968
3.29%, 07/25/27	3,157	3,240,408
3.41%, 03/07/24	6,604	6,770,421
3.46%, 03/02/23	2,659	2,707,154
3.68%, 02/22/27	3,569	3,726,322
3.74%, 03/07/29	6,519	6,816,788
3.75%, 07/18/39	6,405	6,691,624
3.76%, 07/26/23	6,392	6,567,588
3.78%, 03/02/25	4,761	4,946,536
3.85%, 03/01/26	2,429	2,540,394
3.96%, 03/02/28	4,828	5,106,624
4.05%, 09/11/28	4,451	4,737,733
4.15%, 03/07/39	3,041	3,336,159
4.29%, 07/26/38	3,155	3,503,280
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(a)	820	804,363
1.23%, 05/22/27 (Call 05/22/26)(a)	1,785	1,671,688
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	6,305	6,237,158
1.55%, 07/09/27 (Call 07/09/26)(a)	2,295	2,172,722
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(a)	1,150	1,044,120
2.17%, 05/22/32 (Call 05/22/31)(a)	465	426,191

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(a)	$3,625	$3,355,300
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	3,326	3,283,727
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	2,475	2,285,019
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	2,253	2,255,321
2.56%, 09/13/31	2,970	2,719,362
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	2,700	2,581,200
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	3,967	4,000,164
2.84%, 09/13/26	2,259	2,269,346
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(a)	2,205	2,161,958
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	2,548	2,545,325
3.17%, 09/11/27	4,143	4,218,983
3.26%, 05/22/30 (Call 05/22/29)(a)	2,690	2,696,752
3.55%, 03/05/23	3,997	4,077,220
3.66%, 02/28/27	3,102	3,242,428
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	2,653	2,722,880
4.02%, 03/05/28	3,940	4,160,325
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	4,965	5,305,798
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	920	907,414
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	4,125	4,007,974
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	13,220	12,750,029
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	11,639	10,904,695
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	13,935	13,461,210
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	9,899	9,384,054
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	3,287	3,131,591
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	6,690	5,978,117
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	14,970	13,495,006
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	12,139	11,976,095
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	8,144	7,521,636
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	6,505	6,396,366
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	15,205	13,808,117
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	7,595	7,176,971
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	5,060	5,063,947
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	13,107	12,704,877

Security	Par (000)	Value

Banks (continued)
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	$10,204	$10,264,000
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	4,750	4,148,460
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	2,925	2,863,341
3.13%, 07/27/26	9,907	10,094,242
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	1,929	1,840,054
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	10,057	10,389,686
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	3,054	3,155,332
3.63%, 01/20/27	9,806	10,225,108
3.70%, 10/23/24	11,378	11,769,745
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	8,813	8,983,708
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	10,509	10,909,078
3.88%, 01/27/26	11,436	11,944,330
3.95%, 04/23/27	5,140	5,395,150
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	7,785	8,189,664
4.00%, 07/23/25	7,133	7,475,741
4.10%, 05/22/23	7,684	7,885,628
4.30%, 01/27/45	6,304	6,860,580
4.35%, 09/08/26	9,679	10,278,904
4.38%, 01/22/47	8,430	9,364,044
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	9,099	9,825,919
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	6,152	6,746,099
5.00%, 11/24/25	7,086	7,622,835
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	5,760	7,686,259
6.25%, 08/09/26	4,836	5,536,785
6.38%, 07/24/42	8,022	10,942,650
7.25%, 04/01/32	5,164	6,919,140
Series F, 3.88%, 04/29/24	7,802	8,064,927
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	2,503	2,402,254
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,901	5,979,247
2.88%, 04/12/23	2,131	2,164,371
3.38%, 01/14/26	3,229	3,381,118
3.63%, 06/20/23	3,390	3,478,716
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(a)	860	838,947
0.75%, 08/06/24	4,350	4,200,621
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	3,655	3,471,702
2.36%, 05/22/24 (Call 05/22/23)(a)	5,018	5,028,287
3.03%, 11/28/35 (Call 08/28/30)(a)	1,790	1,655,482
3.07%, 05/22/28 (Call 05/22/27)(a)	6,017	6,017,782
3.75%, 11/01/29 (Call 11/01/24)(a)	3,635	3,680,583
3.88%, 09/12/23	11,309	11,582,225
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	7,818	8,085,219
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	2,259	2,408,162

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	$5,490	$5,648,716
4.80%, 04/05/26	7,547	8,088,120
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	6,100	6,645,462
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	6,837	7,533,895
5.13%, 05/28/24	3,690	3,875,976
6.00%, 12/19/23	3,142	3,337,024
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	2,011	1,912,863
3.15%, 05/03/29 (Call 02/03/29)	3,732	3,883,519
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	2,811	2,865,196
3.65%, 08/03/28 (Call 05/03/28)	425	456,382
3.95%, 10/30/25	4,096	4,342,374
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,020	1,918,859
0.50%, 09/16/24	50	48,594
0.50%, 02/02/26	200	189,540
1.50%, 02/12/25	10,410	10,343,168
2.88%, 03/13/23	2,400	2,440,872
3.13%, 11/07/23	321	329,988
OWL Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)(c)	240	237,542
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(a)	165	161,208
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	344	354,705
PNC Bank N.A.
2.70%, 10/22/29	3,367	3,322,960
2.95%, 02/23/25 (Call 01/24/25)	1,801	1,848,240
3.10%, 10/25/27 (Call 09/25/27)	4,138	4,286,347
3.25%, 06/01/25 (Call 05/02/25)	3,407	3,522,668
3.25%, 01/22/28 (Call 12/23/27)	4,419	4,575,919
3.30%, 10/30/24 (Call 09/30/24)	1,786	1,843,706
3.50%, 06/08/23 (Call 05/09/23)	804	821,857
3.80%, 07/25/23 (Call 06/25/23)	7,814	8,018,414
4.05%, 07/26/28	2,986	3,200,245
4.20%, 11/01/25 (Call 10/02/25)	2,618	2,777,515
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	4,231	4,414,625
2.50%, 08/27/24 (Call 07/27/24)	3,247	3,282,003
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	3,426	3,272,858
2.20%, 11/01/24 (Call 10/02/24)	2,227	2,234,505
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	3,908	3,723,503
2.55%, 01/22/30 (Call 10/24/29)	7,842	7,711,117
2.60%, 07/23/26 (Call 05/23/26)	2,306	2,338,307
3.15%, 05/19/27 (Call 04/19/27)	3,667	3,800,699
3.45%, 04/23/29 (Call 01/23/29)	4,775	5,012,031
3.50%, 01/23/24 (Call 12/23/23)	3,165	3,257,228
3.90%, 04/29/24 (Call 03/29/24)	3,396	3,526,169
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,025	2,649,854
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	3,170	2,968,990
2.25%, 05/18/25 (Call 04/18/25)	2,590	2,593,859
7.38%, 12/10/37	1,273	1,779,934

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
0.43%, 01/19/24	$1,155	$1,124,739
0.50%, 10/26/23	1,320	1,293,508
0.65%, 07/29/24	5,040	4,865,162
0.75%, 10/07/24	5,502	5,308,495
0.88%, 01/20/26	2,829	2,671,594
1.15%, 06/10/25	3,631	3,495,999
1.15%, 07/14/26	5,055	4,786,529
1.20%, 04/27/26	5,110	4,853,478
1.40%, 11/02/26	5,195	4,951,562
1.60%, 04/17/23	5,108	5,115,356
1.60%, 01/21/25	815	801,015
2.05%, 01/21/27	1,100	1,077,615
2.25%, 11/01/24	7,010	7,015,187
2.30%, 11/03/31	5,465	5,168,524
2.55%, 07/16/24	4,456	4,500,560
3.70%, 10/05/23	7,018	7,233,663
4.65%, 01/27/26	5,784	6,227,806
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	2,035	1,976,575
3.24%, 10/05/26 (Call 08/05/26)	5,269	5,323,903
3.45%, 06/02/25 (Call 05/02/25)	2,637	2,681,592
3.50%, 06/07/24 (Call 05/07/24)	4,502	4,594,561
4.40%, 07/13/27 (Call 04/14/27)	4,448	4,674,848
4.50%, 07/17/25 (Call 04/17/25)	6,646	6,968,265
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	1,410	1,367,926
1.53%, 08/21/26 (Call 08/21/25)(a)	7,825	7,464,502
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	3,662	3,459,601
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	1,535	1,485,926
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(a)	1,250	1,191,063
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(a)	5,633	5,785,711
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	1,206	1,253,396
Santander UK PLC
2.88%, 06/18/24(b)	175	177,378
4.00%, 03/13/24	2,822	2,925,934
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	150	152,031
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	3,415	3,309,340
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(b)	285	281,725
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	1,810	1,786,850
2.20%, 03/03/31	145	136,625
2.35%, 11/01/25 (Call 11/01/24)(a)	2,324	2,338,037
2.40%, 01/24/30	2,843	2,787,192
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	1,000	980,130
2.65%, 05/19/26	2,526	2,578,339
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	3,164	3,228,482

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	$3,929	$3,905,072
3.10%, 05/15/23	4,705	4,788,090
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	1,596	1,633,969
3.30%, 12/16/24	3,112	3,219,488
3.55%, 08/18/25	2,947	3,076,550
3.70%, 11/20/23	5,307	5,483,511
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	4,064	4,193,723
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	3,548	3,839,752
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	1,720	1,772,666
3.65%, 07/23/25	3,800	3,954,318
3.95%, 07/19/23	3,349	3,444,882
3.95%, 01/10/24	3,685	3,823,335
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	45	42,456
1.40%, 09/17/26	5,445	5,146,342
1.47%, 07/08/25	1,379	1,331,631
1.71%, 01/12/31	4,010	3,571,346
1.90%, 09/17/28	5,225	4,894,205
2.13%, 07/08/30	2,430	2,262,719
2.14%, 09/23/30	1,621	1,477,185
2.17%, 01/14/27(b)	836	816,145
2.22%, 09/17/31	2,285	2,117,441
2.30%, 01/12/41	250	211,458
2.35%, 01/15/25	1,644	1,638,213
2.45%, 09/27/24	2,783	2,790,542
2.47%, 01/14/29	1,405	1,360,433
2.63%, 07/14/26	7,683	7,700,671
2.70%, 07/16/24	9,490	9,580,345
2.72%, 09/27/29	3,126	3,058,072
2.75%, 01/15/30	4,280	4,181,346
2.93%, 09/17/41	3,290	2,963,467
3.01%, 10/19/26	5,223	5,303,069
3.04%, 07/16/29	9,375	9,356,906
3.05%, 01/14/42	2,125	1,999,030
3.20%, 09/17/29	4,010	4,007,153
3.35%, 10/18/27	2,584	2,664,259
3.36%, 07/12/27	2,547	2,632,528
3.45%, 01/11/27	2,678	2,768,597
3.54%, 01/17/28	5,161	5,355,621
3.75%, 07/19/23	3,041	3,124,445
3.78%, 03/09/26	6,199	6,484,712
3.94%, 10/16/23	3,282	3,390,043
3.94%, 07/19/28	4,909	5,197,256
4.31%, 10/16/28	3,522	3,817,179
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	4,045	3,907,389
1.80%, 02/02/31 (Call 11/02/30)	2,278	2,062,957
2.10%, 05/15/28 (Call 03/15/28)	450	430,808
3.13%, 06/05/30 (Call 03/05/30)	2,521	2,533,857
3.50%, 01/29/25	2,807	2,893,091
Svenska Handelsbanken AB, 3.90%, 11/20/23	5,079	5,268,599
Toronto-Dominion Bank (The)
0.30%, 06/02/23	50	49,196
0.45%, 09/11/23	1,781	1,746,271
0.55%, 03/04/24	4,420	4,294,251

Security	Par (000)	Value

Banks (continued)
0.70%, 09/10/24	$5,870	$5,667,250
0.75%, 06/12/23	878	868,807
0.75%, 09/11/25	460	434,760
0.75%, 01/06/26	5,945	5,606,611
1.15%, 06/12/25	1,765	1,700,507
1.20%, 06/03/26	6,970	6,633,767
1.25%, 12/13/24	3,990	3,898,270
1.25%, 09/10/26	5,710	5,415,992
1.35%, 10/31/26 (Call 10/31/22)	75	73,085
1.45%, 01/10/25(b)	4,080	3,994,565
1.95%, 01/12/27	4,250	4,151,145
2.00%, 09/10/31	4,198	3,894,443
2.45%, 01/12/32	3,050	2,920,497
2.65%, 06/12/24	4,121	4,173,666
3.25%, 03/11/24	6,029	6,186,900
3.50%, 07/19/23	5,375	5,509,429
3.63%, 09/15/31 (Call 09/15/26)(a)	6,397	6,594,411
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	530	528,834
1.50%, 03/10/25 (Call 02/10/25)	1,998	1,965,293
2.15%, 12/06/24 (Call 11/05/24)	5,796	5,815,475
2.25%, 03/11/30 (Call 12/11/29)	2,435	2,308,891
2.64%, 09/17/29 (Call 09/17/24)(a)	2,125	2,133,394
2.75%, 05/01/23 (Call 04/01/23)	1,625	1,646,418
3.20%, 04/01/24 (Call 03/01/24)	3,746	3,846,318
3.30%, 05/15/26 (Call 04/15/26)	5,214	5,397,376
3.63%, 09/16/25 (Call 08/16/25)	7,174	7,474,447
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	4,646	4,766,053
3.80%, 10/30/26 (Call 09/30/26)	1,891	1,992,169
4.05%, 11/03/25 (Call 09/03/25)	2,800	2,975,644
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	3,392	3,147,030
1.20%, 08/05/25 (Call 07/03/25)	2,261	2,179,921
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	645	616,175
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	4,270	4,033,357
1.95%, 06/05/30 (Call 03/05/30)	345	322,848
2.20%, 03/16/23 (Call 02/13/23)	3,888	3,908,723
2.50%, 08/01/24 (Call 07/01/24)	5,438	5,500,265
2.85%, 10/26/24 (Call 09/26/24)	4,439	4,523,607
3.70%, 06/05/25 (Call 05/05/25)	3,369	3,520,538
3.75%, 12/06/23 (Call 11/06/23)	5,358	5,528,759
3.88%, 03/19/29 (Call 02/16/29)	4,926	5,223,136
4.00%, 05/01/25 (Call 03/01/25)	2,727	2,861,986
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,271	1,136,948
1.45%, 05/12/25 (Call 04/11/25)	6,226	6,088,468
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	2,030	2,005,701
2.40%, 07/30/24 (Call 06/28/24)	5,098	5,155,454
2.49%, 11/03/36 (Call 11/03/31)(a)	2,915	2,718,500
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(a)	1,740	1,710,089
3.00%, 07/30/29 (Call 04/30/29)	1,273	1,284,699
3.10%, 04/27/26 (Call 03/27/26)	4,673	4,805,713
3.38%, 02/05/24 (Call 01/05/24)	4,978	5,117,683
3.60%, 09/11/24 (Call 08/11/24)	5,160	5,353,706
3.70%, 01/30/24 (Call 12/29/23)	3,659	3,788,602

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 04/26/28 (Call 03/24/28)	$3,699	$3,957,634
3.95%, 11/17/25 (Call 10/17/25)	2,354	2,495,005
Series V, 2.38%, 07/22/26 (Call 06/22/26)	6,049	6,090,678
Series X, 3.15%, 04/27/27 (Call 03/27/27)	4,752	4,926,684
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	1,993	1,994,515
2.80%, 01/27/25 (Call 12/27/24)	5,782	5,897,235
3.40%, 07/24/23 (Call 06/23/23)	3,290	3,366,229
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	440	432,458
Wachovia Corp.
5.50%, 08/01/35	5,596	6,616,487
7.57%, 08/01/26(e)	330	391,901
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,610	1,731,088
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	3,955	3,829,547
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	11,470	11,441,210
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)(b)	10,733	10,605,707
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	7,111	7,020,335
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	7,735	7,562,974
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	11,025	10,993,689
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(a)	12,030	11,547,116
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(a)	13,966	13,746,175
3.00%, 02/19/25	10,972	11,171,142
3.00%, 04/22/26	12,090	12,255,028
3.00%, 10/23/26	12,128	12,297,186
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(a)	7,010	6,539,419
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	10,827	11,004,455
3.30%, 09/09/24	9,854	10,107,346
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(a)	7,290	7,384,478
3.55%, 09/29/25	10,680	11,069,927
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	12,864	13,282,852
3.75%, 01/24/24 (Call 12/22/23)	6,332	6,528,609
3.90%, 05/01/45	8,336	8,647,266
4.10%, 06/03/26	8,142	8,578,493
4.13%, 08/15/23	5,562	5,735,312
4.15%, 01/24/29 (Call 10/24/28)	5,845	6,228,724
4.30%, 07/22/27	5,311	5,669,546
4.40%, 06/14/46	8,267	8,862,307
4.48%, 01/16/24	4,886	5,103,036
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(a)	7,029	7,684,243
4.65%, 11/04/44	8,088	8,859,272
4.75%, 12/07/46	8,100	9,110,070
4.90%, 11/17/45	7,313	8,294,697
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(a)	14,566	17,959,587

Security	Par (000)	Value

Banks (continued)
5.38%, 02/07/35	$85	$103,212
5.38%, 11/02/43	8,083	9,659,347
5.61%, 01/15/44	9,413	11,536,290
5.95%, 12/01/86	1,550	1,875,655
Series B, 7.95%, 11/15/29	234	307,911
Wells Fargo Bank N.A.
5.85%, 02/01/37	1,706	2,111,516
5.95%, 08/26/36	2,092	2,638,368
6.60%, 01/15/38	2,330	3,157,569
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	840	832,910
Westpac Banking Corp. 1.02%, 11/18/24	3,290	3,210,185
1.15%, 06/03/26	6,115	5,854,256
1.95%, 11/20/28	5,210	4,980,343
2.15%, 06/03/31	7,620	7,259,726
2.35%, 02/19/25	4,277	4,312,242
2.65%, 01/16/30	4,389	4,371,839
2.67%, 11/15/35 (Call 11/15/30)(a)	654	591,948
2.70%, 08/19/26	4,036	4,110,868
2.85%, 05/13/26	6,210	6,373,385
2.89%, 02/04/30 (Call 02/04/25)(a)	6,193	6,119,241
2.96%, 11/16/40	1,946	1,713,044
3.02%, 11/18/36 (Call 11/18/31)(a)	2,740	2,545,570
3.13%, 11/18/41	1,900	1,708,556
3.30%, 02/26/24	4,884	5,028,469
3.35%, 03/08/27	4,375	4,575,200
3.40%, 01/25/28	3,900	4,089,423
3.65%, 05/15/23	3,268	3,353,066
4.11%, 07/24/34 (Call 07/24/29)(a)	5,111	5,265,454
4.32%, 11/23/31 (Call 11/23/26)(a)	5,783	6,031,958
4.42%, 07/24/39	3,677	3,972,704
Wintrust Financial Corp., 4.85%, 06/06/29	480	505,440
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	3,148	3,132,921

		4,793,536,882

Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	12,264	12,820,172
4.70%, 02/01/36 (Call 08/01/35)	19,527	21,787,641
4.90%, 02/01/46 (Call 08/01/45)	29,931	34,001,616
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	2,270	2,315,672
4.63%, 02/01/44	3,298	3,599,569
4.70%, 02/01/36 (Call 08/01/35)	3,251	3,623,337
4.90%, 02/01/46 (Call 08/01/45)	2,852	3,197,548
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,856	1,939,501
3.75%, 07/15/42	6,079	6,002,161
4.00%, 04/13/28 (Call 01/13/28)	9,284	9,897,208
4.35%, 06/01/40 (Call 12/01/39)	3,624	3,864,670
4.38%, 04/15/38 (Call 10/15/37)	7,073	7,589,329
4.44%, 10/06/48 (Call 04/06/48)	6,067	6,497,332
4.50%, 06/01/50 (Call 12/01/49)	6,554	7,219,755
4.60%, 04/15/48 (Call 10/15/47)	4,456	4,894,025
4.60%, 06/01/60 (Call 12/01/59)	1,843	2,003,949
4.75%, 01/23/29 (Call 10/23/28)	12,557	13,974,309
4.75%, 04/15/58 (Call 10/15/57)	5,812	6,436,790
4.90%, 01/23/31 (Call 10/23/30)	2,619	3,008,655
4.95%, 01/15/42	4,568	5,213,732

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
5.45%, 01/23/39 (Call 07/23/38)	$9,050	$10,781,355
5.55%, 01/23/49 (Call 07/23/48)	14,225	17,612,541
5.80%, 01/23/59 (Call 07/23/58)	7,961	10,219,854
5.88%, 06/15/35	485	595,076
8.00%, 11/15/39	3,180	4,776,519
8.20%, 01/15/39	4,501	6,852,592
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	205	213,126
4.00%, 04/15/38 (Call 10/15/37)	571	618,941
4.50%, 07/15/45 (Call 01/15/45)	1,490	1,714,692
Coca-Cola Co. (The)
1.00%, 03/15/28	1,255	1,161,252
1.38%, 03/15/31	1,464	1,314,321
1.45%, 06/01/27	1,167	1,121,837
1.50%, 03/05/28	1,625	1,553,874
1.65%, 06/01/30	3,874	3,590,113
1.75%, 09/06/24	4,633	4,634,761
2.00%, 03/05/31	2,204	2,086,395
2.13%, 09/06/29	5,668	5,528,114
2.25%, 01/05/32	8,680	8,372,468
2.50%, 06/01/40	2,598	2,355,581
2.50%, 03/15/51	750	642,848
2.60%, 06/01/50	4,304	3,774,350
2.75%, 06/01/60	3,651	3,183,891
2.88%, 05/05/41	5,550	5,272,444
2.90%, 05/25/27	3,193	3,291,312
3.00%, 03/05/51	1,950	1,853,924
3.38%, 03/25/27	1,977	2,082,038
3.45%, 03/25/30	5,498	5,817,709
4.20%, 03/25/50	437	502,926
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,142	3,298,911
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,450	1,265,647
2.75%, 01/22/30 (Call 10/22/29)	2,063	1,992,858
5.25%, 11/26/43	2,706	3,241,247
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	290	266,246
2.88%, 05/01/30 (Call 02/01/30)	2,850	2,782,284
3.15%, 08/01/29 (Call 05/01/29)	3,642	3,645,970
3.50%, 05/09/27 (Call 02/09/27)	2,315	2,400,215
3.60%, 02/15/28 (Call 11/15/27)	1,430	1,473,458
3.70%, 12/06/26 (Call 09/06/26)	2,768	2,894,055
3.75%, 05/01/50 (Call 11/01/49)	1,905	1,820,628
4.10%, 02/15/48 (Call 08/15/47)	1,531	1,527,341
4.25%, 05/01/23	2,958	3,041,682
4.40%, 11/15/25 (Call 09/15/25)	2,579	2,733,946
4.50%, 05/09/47 (Call 11/09/46)	2,300	2,417,921
4.65%, 11/15/28 (Call 08/15/28)	2,492	2,722,635
4.75%, 11/15/24	3,246	3,451,180
4.75%, 12/01/25	1,547	1,673,483
5.25%, 11/15/48 (Call 05/15/48)	2,400	2,793,600
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	3,016	2,927,480
2.00%, 04/29/30 (Call 01/29/30)	3,926	3,712,622
2.13%, 10/24/24 (Call 09/24/24)	3,945	3,959,675
2.13%, 04/29/32 (Call 01/29/32)	4,310	4,055,796
2.38%, 10/24/29 (Call 07/24/29)	2,010	1,965,237
2.63%, 04/29/23 (Call 01/29/23)	2,080	2,101,382
3.50%, 09/18/23 (Call 08/18/23)	1,787	1,833,033

Security	Par (000)	Value

Beverages (continued)
3.88%, 05/18/28 (Call 02/18/28)	$1,266	$1,360,393
3.88%, 04/29/43 (Call 10/29/42)	1,992	2,146,480
5.88%, 09/30/36	2,424	3,199,195
Diageo Investment Corp.
4.25%, 05/11/42	722	813,680
7.45%, 04/15/35	2,160	3,133,771
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	338	342,073
3.50%, 01/16/50 (Call 07/16/49)	8,632	8,110,023
4.38%, 05/10/43	801	849,308
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/31/22)	3,260	3,176,968
2.25%, 03/15/31 (Call 12/15/30)	2,628	2,465,590
2.55%, 09/15/26 (Call 06/15/26)	3,202	3,204,017
3.13%, 12/15/23 (Call 10/15/23)	3,389	3,457,831
3.20%, 05/01/30 (Call 02/01/30)	804	813,310
3.35%, 03/15/51 (Call 09/15/50)	2,480	2,259,032
3.40%, 11/15/25 (Call 08/15/25)	2,699	2,782,318
3.43%, 06/15/27 (Call 03/15/27)	2,758	2,858,722
3.80%, 05/01/50 (Call 11/01/49)	1,515	1,490,306
4.06%, 05/25/23 (Call 04/25/23)	2,793	2,865,171
4.42%, 05/25/25 (Call 03/25/25)	3,016	3,190,264
4.42%, 12/15/46 (Call 06/15/46)	1,362	1,456,346
4.50%, 11/15/45 (Call 05/15/45)	2,550	2,732,299
4.60%, 05/25/28 (Call 02/25/28)	7,307	7,989,474
4.99%, 05/25/38 (Call 11/25/37)	2,116	2,416,260
5.09%, 05/25/48 (Call 11/25/47)	2,804	3,281,269
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	3,322	3,381,497
4.20%, 07/15/46 (Call 01/15/46)	5,932	5,912,899
5.00%, 05/01/42	4,467	4,885,111
PepsiCo Inc.
0.40%, 10/07/23	3,116	3,061,034
0.75%, 05/01/23	3,394	3,369,903
1.40%, 02/25/31 (Call 11/25/30)	2,780	2,526,269
1.63%, 05/01/30 (Call 02/01/30)	5,067	4,724,420
1.95%, 10/21/31 (Call 07/21/31)	5,320	5,035,061
2.25%, 03/19/25 (Call 02/19/25)	5,810	5,868,971
2.38%, 10/06/26 (Call 07/06/26)	5,034	5,105,080
2.63%, 03/19/27 (Call 01/19/27)	1,788	1,829,643
2.63%, 07/29/29 (Call 04/29/29)	6,313	6,384,021
2.63%, 10/21/41 (Call 04/21/41)	3,475	3,226,016
2.75%, 03/01/23	1,109	1,125,191
2.75%, 04/30/25 (Call 01/30/25)	1,821	1,859,678
2.75%, 03/19/30 (Call 12/19/29)	8,078	8,193,758
2.75%, 10/21/51 (Call 04/21/51)	3,000	2,756,430
2.85%, 02/24/26 (Call 11/24/25)	2,942	3,032,761
2.88%, 10/15/49 (Call 04/15/49)	2,937	2,768,357
3.00%, 10/15/27 (Call 07/15/27)	5,111	5,314,776
3.38%, 07/29/49 (Call 01/29/49)	1,930	1,951,983
3.45%, 10/06/46 (Call 04/06/46)	3,284	3,385,903
3.50%, 07/17/25 (Call 04/17/25)	4,051	4,232,647
3.60%, 03/01/24 (Call 12/01/23)	4,692	4,849,839
3.60%, 08/13/42	460	483,810
3.63%, 03/19/50 (Call 09/19/49)	3,209	3,429,875
4.00%, 03/05/42	25	27,481
4.00%, 05/02/47 (Call 11/02/46)	630	707,207
4.25%, 10/22/44 (Call 04/22/44)	100	113,610
7.00%, 03/01/29	2,110	2,722,638

		506,070,326

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	$6,975	$6,531,320
1.90%, 02/21/25 (Call 01/21/25)	1,988	1,976,132
2.00%, 01/15/32 (Call 10/15/31)	5,140	4,701,661
2.20%, 02/21/27 (Call 12/21/26)	1,997	1,968,343
2.25%, 08/19/23 (Call 06/19/23)	1,709	1,723,663
2.30%, 02/25/31 (Call 11/25/30)	6,691	6,325,270
2.45%, 02/21/30 (Call 11/21/29)	1,897	1,831,553
2.60%, 08/19/26 (Call 05/19/26)	5,144	5,190,553
2.77%, 09/01/53 (Call 03/01/53)	5,654	4,593,649
2.80%, 08/15/41 (Call 02/15/41)	5,800	5,091,762
3.00%, 01/15/52 (Call 07/15/51)	7,870	6,745,456
3.13%, 05/01/25 (Call 02/01/25)	5,352	5,474,186
3.15%, 02/21/40 (Call 08/21/39)	6,047	5,627,641
3.20%, 11/02/27 (Call 08/02/27)	2,317	2,390,820
3.35%, 02/22/32 (Call 11/22/31)	2,445	2,493,582
3.38%, 02/21/50 (Call 08/21/49)	4,265	3,911,815
3.63%, 05/22/24 (Call 02/22/24)	7,210	7,449,805
4.20%, 02/22/52 (Call 08/22/51)	885	928,029
4.40%, 05/01/45 (Call 11/01/44)	9,224	9,857,597
4.40%, 02/22/62 (Call 08/22/61)	1,695	1,785,649
4.56%, 06/15/48 (Call 12/15/47)	7,349	8,058,766
4.66%, 06/15/51 (Call 12/15/50)	7,427	8,331,609
4.95%, 10/01/41	3,697	4,246,374
5.15%, 11/15/41 (Call 05/15/41)	1,815	2,107,396
5.65%, 06/15/42 (Call 12/15/41)	320	398,122
6.38%, 06/01/37	125	168,058
6.40%, 02/01/39	250	338,005
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	8,043	8,406,704
5.25%, 06/23/45 (Call 12/23/44)	2,078	2,477,121
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	5,280	4,833,206
3.15%, 05/01/50 (Call 11/01/49)	6,351	5,251,705
3.25%, 02/15/51 (Call 08/15/50)(c)	5,956	5,010,306
4.05%, 09/15/25 (Call 06/15/25)	4,909	5,131,869
5.20%, 09/15/45 (Call 03/15/45)	367	414,750
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	285	287,103
3.70%, 03/15/32 (Call 12/15/31)	1,810	1,821,512
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/11/22)	2,313	2,279,647
1.20%, 10/01/27 (Call 08/01/27)	3,295	3,065,569
1.65%, 10/01/30 (Call 07/01/30)	6,427	5,834,174
2.50%, 09/01/23 (Call 07/01/23)	2,795	2,825,633
2.60%, 10/01/40 (Call 04/01/40)	3,941	3,397,576
2.80%, 10/01/50 (Call 04/01/50)	5,080	4,299,255
2.95%, 03/01/27 (Call 12/01/26)	2,850	2,906,287
3.50%, 02/01/25 (Call 11/01/24)	1,791	1,852,861
3.65%, 03/01/26 (Call 12/01/25)	4,893	5,105,356
3.70%, 04/01/24 (Call 01/01/24)	7,174	7,406,151
4.00%, 09/01/36 (Call 03/01/36)	2,493	2,659,607
4.15%, 03/01/47 (Call 09/01/46)	7,765	8,147,582
4.50%, 02/01/45 (Call 08/01/44)	4,870	5,327,001
4.60%, 09/01/35 (Call 03/01/35)	4,368	4,940,907
4.75%, 03/01/46 (Call 09/01/45)	9,173	10,411,630
4.80%, 04/01/44 (Call 10/01/43)	2,611	2,963,433
5.65%, 12/01/41 (Call 06/01/41)	4,982	6,225,308

Security	Par (000)	Value

Biotechnology (continued)
Illumina Inc.
0.55%, 03/23/23	$135	$133,232
2.55%, 03/23/31 (Call 12/23/30)	5,300	5,005,532
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	5,427	4,845,605
2.80%, 09/15/50 (Call 03/15/50)	3,443	2,840,578
Royalty Pharma PLC 0.75%, 09/02/23	790	775,590
1.20%, 09/02/25 (Call 08/02/25)	1,572	1,491,608
1.75%, 09/02/27 (Call 07/02/27)	1,941	1,822,521
2.15%, 09/02/31 (Call 06/02/31)	1,755	1,568,408
2.20%, 09/02/30 (Call 06/02/30)	1,554	1,412,508
3.30%, 09/02/40 (Call 03/02/40)	997	882,475
3.35%, 09/02/51 (Call 03/02/51)	2,360	1,974,234
3.55%, 09/02/50 (Call 03/02/50)	3,437	2,980,773

		249,262,133

Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	4,627	4,621,309
2.49%, 02/15/27 (Call 12/15/26)	3,143	3,130,114
2.70%, 02/15/31 (Call 11/15/30)	2,780	2,688,065
2.72%, 02/15/30 (Call 11/15/29)	6,108	5,939,664
3.38%, 04/05/40 (Call 10/05/39)	5,595	5,262,265
3.58%, 04/05/50 (Call 10/05/49)	5,296	5,032,365
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	1,670	1,561,233
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,752	2,792,867
4.00%, 09/21/23 (Call 08/21/23)	2,857	2,937,710
4.00%, 06/15/25 (Call 03/15/25)	675	705,760
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	333	343,872
3.90%, 02/14/26 (Call 11/14/25)	991	1,043,900
4.50%, 02/15/47 (Call 08/15/46)	3,492	3,812,356
4.63%, 07/02/44 (Call 01/02/44)	2,065	2,322,547
4.95%, 07/02/64 (Call 01/02/64)(e)	1,665	1,919,545
5.13%, 09/14/45 (Call 03/14/45)	520	626,564
6.00%, 01/15/36	454	583,140
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,405	2,200,022
2.00%, 09/16/31 (Call 06/16/31)	2,460	2,240,937
Lafarge SA, 7.13%, 07/15/36	665	906,588
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	1,095	1,053,740
1.70%, 08/01/27 (Call 06/01/27)	888	846,530
3.00%, 11/15/23 (Call 09/15/23)	1,868	1,895,572
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/02/22)	330	325,162
2.40%, 07/15/31 (Call 04/15/31)	910	856,574
3.20%, 07/15/51 (Call 01/15/51)	1,150	1,028,882
3.45%, 06/01/27 (Call 03/01/27)	918	955,987
3.50%, 12/15/27 (Call 09/15/27)	2,519	2,646,965
4.25%, 07/02/24 (Call 04/02/24)	550	574,431
4.25%, 12/15/47 (Call 06/15/47)	2,595	2,715,097
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	2,546	2,441,028
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	2,402	2,208,279
2.00%, 10/01/30 (Call 07/01/30)	1,609	1,457,931
2.00%, 02/15/31 (Call 11/15/30)	385	347,693
3.13%, 02/15/51 (Call 08/15/50)	1,915	1,672,063

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
3.50%, 11/15/27 (Call 08/15/27)	$2,190	$2,249,502
4.50%, 05/15/47 (Call 11/15/46)	1,170	1,261,225
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	1,700	1,747,124
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	2,998	3,085,422
3.88%, 06/01/30 (Call 03/01/30)	1,785	1,866,182
3.95%, 08/15/29 (Call 05/15/29)	2,463	2,581,840
4.20%, 12/01/24 (Call 09/01/24)	719	750,600
4.30%, 07/15/47 (Call 01/15/47)	2,701	2,824,868
4.40%, 01/30/48 (Call 07/30/47)	2,044	2,169,542
7.00%, 12/01/36	1,215	1,597,798
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	3,845	3,983,035
3.90%, 04/01/27 (Call 01/01/27)	801	844,030
4.50%, 04/01/25 (Call 01/01/25)	1,582	1,676,461
4.50%, 06/15/47 (Call 12/15/46)	2,999	3,302,829
4.70%, 03/01/48 (Call 09/01/47)	1,528	1,730,185

		103,367,400

Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	2,651	2,592,890
1.85%, 05/15/27 (Call 03/15/27)	5,260	5,151,802
2.05%, 05/15/30 (Call 02/15/30)	3,997	3,820,013
2.70%, 05/15/40 (Call 11/15/39)	1,676	1,539,322
2.80%, 05/15/50 (Call 11/15/49)	4,507	4,040,931
3.35%, 07/31/24 (Call 04/30/24)	1,804	1,858,842
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,426	4,611,494
5.45%, 12/01/44 (Call 06/01/44)	425	508,032
Braskem Finance Ltd., 6.45%, 02/03/24	25	26,580
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	3,838	4,050,855
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	1,450	1,363,826
3.50%, 05/08/24 (Call 04/08/24)	2,017	2,057,804
CF Industries Inc.
3.45%, 06/01/23	240	244,255
4.95%, 06/01/43	3,120	3,362,923
5.15%, 03/15/34	2,785	3,123,907
5.38%, 03/15/44	2,955	3,334,452
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	756	705,325
3.60%, 11/15/50 (Call 05/15/50)	1,071	1,020,588
3.63%, 05/15/26 (Call 03/15/26)	2,694	2,813,640
4.25%, 10/01/34 (Call 04/01/34)	4,022	4,348,868
4.38%, 11/15/42 (Call 05/15/42)	4,547	4,872,065
4.63%, 10/01/44 (Call 04/01/44)	3,330	3,682,414
4.80%, 11/30/28 (Call 08/30/28)	2,235	2,495,065
4.80%, 05/15/49 (Call 11/15/48)	2,535	2,882,016
5.25%, 11/15/41 (Call 05/15/41)	4,831	5,718,889
5.55%, 11/30/48 (Call 05/30/48)	2,713	3,423,670
7.38%, 11/01/29	2,254	2,918,254
9.40%, 05/15/39	1,582	2,662,253
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	9,842	10,197,887
4.49%, 11/15/25 (Call 09/15/25)	8,088	8,619,382
4.73%, 11/15/28 (Call 08/15/28)	8,524	9,440,671
5.32%, 11/15/38 (Call 05/15/38)	4,950	5,891,787
5.42%, 11/15/48 (Call 05/15/48)	6,259	7,871,444

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	$5,034	$5,217,489
4.50%, 12/01/28 (Call 09/01/28)	758	821,573
4.65%, 10/15/44 (Call 04/15/44)	3,886	4,212,230
4.80%, 09/01/42 (Call 03/01/42)	2,102	2,308,080
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)	95	93,416
1.30%, 01/30/31 (Call 10/30/30)	5,355	4,765,843
2.13%, 02/01/32 (Call 11/01/31)	3,015	2,844,261
2.13%, 08/15/50 (Call 02/15/50)	1,068	833,286
2.70%, 11/01/26 (Call 08/01/26)	3,329	3,390,387
2.70%, 12/15/51 (Call 06/15/51)	1,485	1,295,856
2.75%, 08/18/55 (Call 02/18/55)	5,549	4,792,616
3.25%, 12/01/27 (Call 09/01/27)(b)	1,305	1,367,248
3.95%, 12/01/47 (Call 06/01/47)	410	446,806
4.80%, 03/24/30 (Call 12/24/29)	1,503	1,724,888
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	4,965	4,865,154
2.30%, 07/15/30 (Call 04/15/30)	2,997	2,892,944
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,738	1,777,453
3.45%, 10/01/29 (Call 07/01/29)	1,396	1,408,927
4.10%, 02/01/24 (Call 11/01/23)	1,958	2,018,757
4.50%, 10/01/49 (Call 04/01/49)	1,520	1,634,578
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	1,775	1,699,243
4.50%, 05/01/29 (Call 02/01/29)	3,080	3,266,987
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	2,049	2,073,404
4.38%, 06/01/47 (Call 12/01/46)	2,540	2,666,975
4.45%, 09/26/28 (Call 06/26/28)	1,405	1,524,214
5.00%, 09/26/48 (Call 03/26/48)	2,217	2,529,198
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	4,322	3,847,012
2.00%, 08/10/50 (Call 02/10/50)	1,730	1,369,624
2.65%, 02/05/25 (Call 11/05/24)	4,540	4,619,586
3.20%, 01/30/26 (Call 10/30/25)	2,449	2,540,788
3.55%, 11/07/42 (Call 05/07/42)	1,482	1,533,737
Lubrizol Corp. (The), 6.50%, 10/01/34	212	288,515
LYB International Finance BV
4.00%, 07/15/23	2,237	2,301,381
4.88%, 03/15/44 (Call 09/15/43)	3,475	3,819,477
5.25%, 07/15/43	319	368,742
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	1,565	1,495,389
2.25%, 10/01/30 (Call 07/01/30)	1,791	1,682,698
3.38%, 10/01/40 (Call 04/01/40)	2,438	2,276,019
3.63%, 04/01/51 (Call 10/01/50)	5,261	4,966,910
3.80%, 10/01/60 (Call 04/01/60)	3,491	3,166,861
4.20%, 10/15/49 (Call 04/15/49)	1,993	2,021,619
4.20%, 05/01/50 (Call 11/01/49)	4,587	4,650,484
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,702	3,921,417
5.75%, 04/15/24 (Call 01/15/24)	1,857	1,978,355
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	1,160	1,225,668
4.25%, 11/15/23 (Call 08/15/23)	1,798	1,859,545
4.88%, 11/15/41 (Call 05/15/41)	1,090	1,192,307
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,783,264
5.63%, 11/15/43 (Call 05/15/43)	923	1,138,290

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	$1,150	$1,107,036
Nutrien Ltd.
1.90%, 05/13/23	357	357,628
2.95%, 05/13/30 (Call 02/13/30)	614	614,792
3.00%, 04/01/25 (Call 01/01/25)	2,165	2,201,567
3.95%, 05/13/50 (Call 11/13/49)	1,085	1,136,375
4.00%, 12/15/26 (Call 09/15/26)	1,354	1,442,213
4.13%, 03/15/35 (Call 09/15/34)	2,785	3,001,924
4.20%, 04/01/29 (Call 01/01/29)	2,431	2,635,496
4.90%, 06/01/43 (Call 12/01/42)	2,409	2,800,462
5.00%, 04/01/49 (Call 10/01/48)	2,304	2,790,121
5.25%, 01/15/45 (Call 07/15/44)	3,097	3,753,812
5.63%, 12/01/40	951	1,185,193
5.88%, 12/01/36	1,184	1,494,279
6.13%, 01/15/41 (Call 07/15/40)	100	131,611
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	4,875	4,653,821
2.40%, 08/15/24 (Call 07/15/24)	1,366	1,376,832
2.55%, 06/15/30 (Call 03/15/30)	1,117	1,089,633
2.80%, 08/15/29 (Call 05/15/29)	1,515	1,512,955
3.20%, 03/15/23 (Call 02/15/23)	1,350	1,373,206
3.75%, 03/15/28 (Call 12/15/27)	3,911	4,199,945
Rohm & Haas Co., 7.85%, 07/15/29	1,709	2,241,747
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,610	1,569,508
3.75%, 03/15/27 (Call 12/15/26)	2,610	2,747,443
4.25%, 01/15/48 (Call 07/15/47)	181	193,170
4.55%, 03/01/29 (Call 12/01/28)	1,959	2,126,201
5.25%, 06/01/45 (Call 12/01/44)	1,630	1,959,244
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	1,800	1,676,430
2.30%, 05/15/30 (Call 02/15/30)	1,781	1,690,685
2.90%, 03/15/52 (Call 09/15/51)	2,150	1,843,646
2.95%, 08/15/29 (Call 05/15/29)	2,697	2,704,632
3.13%, 06/01/24 (Call 04/01/24)	1,982	2,027,190
3.30%, 05/15/50 (Call 11/15/49)	1,810	1,662,865
3.45%, 08/01/25 (Call 05/01/25)	2,825	2,907,236
3.45%, 06/01/27 (Call 03/01/27)	5,335	5,550,907
3.80%, 08/15/49 (Call 02/15/49)	2,575	2,565,292
3.95%, 01/15/26 (Call 10/15/25)	2,256	2,387,728
4.00%, 12/15/42 (Call 06/15/42)	1,445	1,486,587
4.50%, 06/01/47 (Call 12/01/46)	4,343	4,750,417
4.55%, 08/01/45 (Call 02/01/45)	467	511,482
Westlake Chemical Corp.
0.88%, 08/15/24 (Call 08/15/22)	420	407,828
2.88%, 08/15/41 (Call 02/15/41)	273	237,944
3.13%, 08/15/51 (Call 02/15/51)	2,335	2,000,955
3.38%, 08/15/61 (Call 02/15/61)	2,410	2,017,748
3.60%, 08/15/26 (Call 05/15/26)	4,829	5,018,731
Westlake Corp, 3.38%, 06/15/30 (Call 03/15/30)	1,505	1,525,167
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	410	433,645
5.00%, 08/15/46 (Call 02/15/46)	2,655	3,018,735

		333,893,711

Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49	1,680	1,793,534
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	6,177	5,558,744
1.70%, 05/15/28 (Call 03/15/28)	2,900	2,795,687

Security	Par (000)	Value

Commercial Services (continued)
3.38%, 09/15/25 (Call 06/15/25)	$4,196	$4,379,995
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,488	2,375,319
3.88%, 08/15/30 (Call 05/15/30)	1,350	1,368,266
5.25%, 10/01/25 (Call 07/01/25)	1,034	1,115,283
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	1,850	1,809,282
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	1,495	1,333,749
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	476	452,014
4.32%, 08/01/45	567	674,231
4.70%, 11/01/2111	1,524	1,936,882
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	4,810	5,078,879
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,360	1,777,819
Duke University
Series 2020, 2.68%, 10/01/44	511	471,612
Series 2020, 2.76%, 10/01/50(b)	1,228	1,111,401
Series 2020, 2.83%, 10/01/55	2,235	2,056,982
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	143	139,791
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	2,118	2,007,652
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	2,150	1,976,904
2.60%, 12/01/24 (Call 11/01/24)	5,153	5,191,854
2.60%, 12/15/25 (Call 11/15/25)	1,532	1,533,777
3.10%, 05/15/30 (Call 02/15/30)	2,131	2,110,926
3.95%, 06/15/23 (Call 05/15/23)	1,786	1,829,489
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	885	771,649
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	2,747	2,497,737
George Washington University (The)
4.87%, 09/15/45	1,500	1,843,560
Series 2014, 4.30%, 09/15/44	385	443,532
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	3,107	3,484,438
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	1,199	1,082,853
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	811	1,046,352
Series B, 4.32%, 04/01/49 (Call 10/01/48)	1,178	1,306,826
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	1,332	1,257,555
1.50%, 11/15/24 (Call 10/15/24)	30	29,290
2.15%, 01/15/27 (Call 12/15/26)	2,675	2,586,324
2.65%, 02/15/25 (Call 01/15/25)	2,236	2,246,308
2.90%, 05/15/30 (Call 02/15/30)	4,464	4,296,243
2.90%, 11/15/31 (Call 08/15/31)	2,315	2,205,547
3.20%, 08/15/29 (Call 05/15/29)	4,292	4,242,599
3.75%, 06/01/23 (Call 03/01/23)	1,734	1,765,854
4.00%, 06/01/23 (Call 05/01/23)	4,738	4,854,744
4.15%, 08/15/49 (Call 02/15/49)	1,207	1,190,319
4.45%, 06/01/28 (Call 03/01/28)	3,845	4,118,802
4.80%, 04/01/26 (Call 01/01/26)	4,312	4,628,803
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(c)	6,149	5,867,868
2.65%, 07/15/31 (Call 04/15/31)(c)	3,310	3,071,084
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	2,023	2,412,832
Series A, 2.81%, 01/01/60 (Call 07/01/59)	420	382,402

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	$595	$568,915
2.41%, 06/01/50 (Call 12/01/49)	1,400	1,228,542
3.65%, 05/01/48 (Call 11/01/47)	2,626	2,909,503
Massachusetts Institute of Technology
3.89%, 07/01/2116	413	438,589
3.96%, 07/01/38	629	706,933
4.68%, 07/01/2114	2,458	3,177,776
5.60%, 07/01/2111	2,980	4,580,945
Series F, 2.99%, 07/01/50 (Call 01/01/50)	2,096	2,077,492
Series G, 2.29%, 07/01/51 (Call 01/01/51)	1,344	1,140,975
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	1,581	1,452,117
2.55%, 08/18/60 (Call 02/18/60)	2,202	1,667,619
2.75%, 08/19/41 (Call 02/19/41)	1,885	1,646,114
3.10%, 11/29/61 (Call 05/29/61)	2,535	2,157,868
3.25%, 01/15/28 (Call 10/15/27)	3,929	4,075,237
3.25%, 05/20/50 (Call 11/20/49)	1,528	1,391,427
3.75%, 03/24/25 (Call 02/24/25)	495	516,344
3.75%, 02/25/52 (Call 08/25/51)	660	659,967
4.25%, 02/01/29 (Call 11/01/28)	1,691	1,830,423
4.88%, 02/15/24 (Call 11/15/23)	3,554	3,726,973
4.88%, 12/17/48 (Call 06/17/48)	1,880	2,213,512
5.25%, 07/15/44	1,126	1,359,037
Northeastern University, Series 2020, 2.89%, 10/01/50	1,286	1,153,465
Northwestern University
4.64%, 12/01/44	710	841,364
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	999	1,141,667
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	1,484	1,341,966
PayPal Holdings Inc.
1.35%, 06/01/23	6,451	6,437,130
1.65%, 06/01/25 (Call 05/01/25)	4,016	3,935,881
2.30%, 06/01/30 (Call 03/01/30)	3,379	3,221,708
2.40%, 10/01/24 (Call 09/01/24)	5,085	5,129,189
2.65%, 10/01/26 (Call 08/01/26)	3,861	3,901,579
2.85%, 10/01/29 (Call 07/01/29)	4,089	4,075,302
3.25%, 06/01/50 (Call 12/01/49)	4,312	4,040,128
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	1,689	1,518,918
3.15%, 07/15/46 (Call 01/15/46)	1,010	1,027,463
3.30%, 07/15/56 (Call 01/15/56)	1,851	1,921,375
4.88%, 10/15/40	625	792,013
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	225	216,905
2.35%, 01/15/32 (Call 10/15/31)	1,015	919,692
2.90%, 10/01/30 (Call 07/01/30)	2,036	1,952,341
3.05%, 10/01/41 (Call 04/01/41)	1,295	1,128,049
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,234	1,234,963
3.50%, 03/16/23 (Call 02/16/23)	1,158	1,177,674
4.00%, 03/18/29 (Call 12/18/28)	4,732	5,042,987
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	1,999	1,777,771
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(b)	3,058	2,717,706
2.30%, 08/15/60 (Call 02/15/60)	1,960	1,474,488
2.50%, 12/01/29 (Call 09/01/29)	2,782	2,730,477
2.95%, 01/22/27 (Call 10/22/26)	3,000	3,082,530
3.25%, 12/01/49 (Call 06/01/49)	3,198	3,066,019
4.00%, 06/15/25 (Call 03/15/25)	2,000	2,106,580

Security	Par (000)	Value

Commercial Services (continued)
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	$716	$697,312
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	10	9,634
Trustees of Boston College, 3.13%, 07/01/52	1,728	1,684,973
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	1,437	1,604,023
Trustees of Princeton University (The)
5.70%, 03/01/39	2,670	3,600,842
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	1,837	1,623,265
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	2,043	2,060,304
4.67%, 09/01/2112	25	32,285
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	1,173	1,008,674
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	435	426,557
4.00%, 10/01/53 (Call 04/01/53)	1,536	1,722,793
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	927	878,333
Series C, 2.55%, 04/01/50 (Call 10/01/49)	1,786	1,564,000
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	935	973,569
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,381	1,441,446
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	910	838,465
3.03%, 10/01/39	3,079	3,013,048
5.25%, 10/01/2111	723	995,137
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,888	2,090,205
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	1,400	1,349,992
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	844	787,967
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	1,822	1,757,264
4.00%, 06/15/25 (Call 03/15/25)	743	772,921
4.13%, 03/15/29 (Call 12/15/28)	3,078	3,281,671
5.50%, 06/15/45 (Call 12/15/44)	2,190	2,724,053
William Marsh Rice University
3.57%, 05/15/45	670	713,161
3.77%, 05/15/55	2,085	2,364,494
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	2,202	2,133,804
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	589	543,676
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	898	786,801

		260,627,900

Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	1,602	1,510,237
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	4,483	4,267,054
0.70%, 02/08/26 (Call 01/08/26)	4,890	4,673,569
0.75%, 05/11/23	3,959	3,933,227
1.13%, 05/11/25 (Call 04/11/25)	6,211	6,065,538
1.20%, 02/08/28 (Call 12/08/27)	3,987	3,746,664
1.25%, 08/20/30 (Call 05/20/30)	8,267	7,451,130
1.40%, 08/05/28 (Call 06/05/28)	6,395	6,036,752
1.65%, 05/11/30 (Call 02/11/30)	6,028	5,637,024
1.65%, 02/08/31 (Call 11/08/30)	3,095	2,872,655
1.70%, 08/05/31 (Call 05/05/31)(b)	10,595	9,824,532
1.80%, 09/11/24 (Call 08/11/24)	2,407	2,407,361
2.05%, 09/11/26 (Call 07/11/26)	11,382	11,361,285
2.20%, 09/11/29 (Call 06/11/29)	3,735	3,665,268
2.38%, 02/08/41 (Call 08/08/40)	2,835	2,521,931
2.40%, 05/03/23	17,771	17,989,583

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.40%, 08/20/50 (Call 02/20/50)	$2,296	$1,942,623
2.45%, 08/04/26 (Call 05/04/26)	9,591	9,741,483
2.50%, 02/09/25	6,067	6,174,689
2.55%, 08/20/60 (Call 02/20/60)	10,437	8,682,227
2.65%, 05/11/50 (Call 11/11/49)	6,741	6,001,243
2.65%, 02/08/51 (Call 08/08/50)	4,960	4,412,366
2.70%, 08/05/51 (Call 02/05/51)	10,294	9,202,424
2.75%, 01/13/25 (Call 11/13/24)	7,753	7,942,871
2.80%, 02/08/61 (Call 08/08/60)	2,270	1,998,281
2.85%, 05/11/24 (Call 03/11/24)	8,357	8,543,445
2.85%, 08/05/61 (Call 02/05/61)	2,000	1,776,260
2.90%, 09/12/27 (Call 06/12/27)	6,716	6,925,741
2.95%, 09/11/49 (Call 03/11/49)	7,198	6,771,662
3.00%, 02/09/24 (Call 12/09/23)	6,301	6,458,714
3.00%, 06/20/27 (Call 03/20/27)	4,560	4,745,455
3.00%, 11/13/27 (Call 08/13/27)	6,887	7,156,213
3.20%, 05/13/25	9,315	9,664,312
3.20%, 05/11/27 (Call 02/11/27)	5,192	5,440,074
3.25%, 02/23/26 (Call 11/23/25)	11,093	11,578,097
3.35%, 02/09/27 (Call 11/09/26)	8,645	9,109,064
3.45%, 05/06/24	11,035	11,433,363
3.45%, 02/09/45	7,606	7,773,332
3.75%, 09/12/47 (Call 03/12/47)	4,464	4,760,008
3.75%, 11/13/47 (Call 05/13/47)	5,477	5,857,049
3.85%, 05/04/43	11,143	11,987,417
3.85%, 08/04/46 (Call 02/04/46)	6,309	6,824,508
4.25%, 02/09/47 (Call 08/09/46)	5,216	5,994,384
4.38%, 05/13/45	5,468	6,340,802
4.45%, 05/06/44	2,382	2,781,747
4.50%, 02/23/36 (Call 08/23/35)	3,583	4,206,263
4.65%, 02/23/46 (Call 08/23/45)	11,399	13,840,552
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(c)	1,565	1,488,816
2.30%, 09/14/31 (Call 06/14/31)(c)	1,643	1,517,541
Dell Inc.
6.50%, 04/15/38	1,690	1,947,505
7.10%, 04/15/28	1,720	2,007,636
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	2,490	2,195,782
3.45%, 12/15/51 (Call 06/15/51)(c)	5,125	4,332,931
4.00%, 07/15/24 (Call 06/15/24)	5,807	6,025,634
4.90%, 10/01/26 (Call 08/01/26)	6,574	7,125,164
5.30%, 10/01/29 (Call 07/01/29)	6,335	7,091,272
5.45%, 06/15/23 (Call 04/15/23)	3,358	3,495,544
5.85%, 07/15/25 (Call 06/15/25)	5,100	5,605,308
6.02%, 06/15/26 (Call 03/15/26)	7,859	8,789,584
6.10%, 07/15/27 (Call 05/15/27)	3,815	4,395,185
6.20%, 07/15/30 (Call 04/15/30)	3,733	4,420,096
8.10%, 07/15/36 (Call 01/15/36)	1,957	2,708,899
8.35%, 07/15/46 (Call 01/15/46)	1,965	2,990,219
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	3,445	3,287,874
2.38%, 09/15/28 (Call 07/15/28)	2,450	2,326,838
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	4,145	3,887,181
2.20%, 03/15/31 (Call 12/15/30)	2,124	1,953,910
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	3,717	3,817,582
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	385	372,576

Security	Par (000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	$3,676	$3,618,875
1.75%, 04/01/26 (Call 03/01/26)	826	797,462
2.25%, 04/01/23 (Call 03/01/23)	3,853	3,876,349
4.45%, 10/02/23 (Call 09/02/23)	2,735	2,837,098
4.90%, 10/15/25 (Call 07/15/25)	4,116	4,420,337
6.20%, 10/15/35 (Call 04/15/35)	4,035	4,828,079
6.35%, 10/15/45 (Call 04/15/45)	3,582	4,275,296
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	4,650	4,410,478
2.20%, 06/17/25 (Call 05/17/25)	4,929	4,897,799
2.65%, 06/17/31 (Call 03/17/31)	5,745	5,391,797
3.00%, 06/17/27 (Call 04/17/27)	3,119	3,145,855
3.40%, 06/17/30 (Call 03/17/30)	2,438	2,460,527
6.00%, 09/15/41	1,412	1,693,186
IBM Corp., 2.72%, 02/09/32 (Call 11/09/31)	2,010	1,981,358
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	5,086	4,890,036
1.95%, 05/15/30 (Call 02/15/30)	5,240	4,919,993
2.85%, 05/15/40 (Call 11/15/39)	2,978	2,712,511
2.95%, 05/15/50 (Call 11/15/49)	3,849	3,456,556
3.00%, 05/15/24	10,549	10,795,741
3.30%, 05/15/26	9,146	9,520,437
3.30%, 01/27/27	2,860	2,979,977
3.38%, 08/01/23	5,412	5,547,354
3.45%, 02/19/26	5,793	6,043,489
3.50%, 05/15/29	9,170	9,602,090
3.63%, 02/12/24	7,473	7,729,847
4.00%, 06/20/42	4,056	4,270,319
4.15%, 05/15/39	7,539	8,064,694
4.25%, 05/15/49	7,470	8,207,812
4.70%, 02/19/46	2,344	2,739,362
5.60%, 11/30/39	3,035	3,831,202
5.88%, 11/29/32	1,874	2,349,134
6.22%, 08/01/27	1,617	1,920,204
6.50%, 01/15/28	1,965	2,379,045
7.00%, 10/30/25	2,332	2,707,382
7.13%, 12/01/96(b)	1,350	2,219,468
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(c)	1,720	1,622,854
2.70%, 10/15/28 (Call 08/15/28)(c)	1,365	1,262,611
3.15%, 10/15/31 (Call 07/15/31)(c)	3,055	2,774,032
4.10%, 10/15/41 (Call 04/15/41)(c)	2,420	2,058,404
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	3,978	3,627,578
2.95%, 05/15/23 (Call 04/15/23)	2,079	2,104,135
3.63%, 05/15/25 (Call 04/15/25)	1,541	1,589,079
4.38%, 05/15/30 (Call 02/15/30)	1,333	1,415,966
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	5,260	5,156,115
2.38%, 06/22/27 (Call 04/22/27)	1,500	1,482,900
2.70%, 06/22/30 (Call 03/22/30)	3,837	3,714,101
3.30%, 09/29/24 (Call 07/29/24)	1,307	1,338,028
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	916	865,712
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	890	847,672
3.10%, 02/01/32 (Call 11/01/31)	1,640	1,523,199
4.75%, 02/15/26 (Call 11/15/25)	8,765	9,105,783

		587,822,874

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co. 2.10%, 05/01/23	$764	$769,203
3.25%, 03/15/24	952	981,474
3.70%, 08/01/47 (Call 02/01/47)	1,695	1,861,856
4.00%, 08/15/45	3,343	3,767,661
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	5,410	5,088,051
2.00%, 12/01/24 (Call 11/01/24)	2,121	2,130,417
2.38%, 12/01/29 (Call 09/01/29)	3,208	3,150,994
2.60%, 04/15/30 (Call 01/15/30)	724	719,330
3.13%, 12/01/49 (Call 06/01/49)	2,252	2,197,141
3.15%, 03/15/27 (Call 12/15/26)	2,072	2,154,403
4.15%, 03/15/47 (Call 09/15/46)	1,275	1,441,184
4.38%, 06/15/45 (Call 12/15/44)	517	595,150
6.00%, 05/15/37	1,917	2,563,911
Procter & Gamble Co. (The) 0.55%, 10/29/25	8,080	7,684,322
1.00%, 04/23/26	565	542,372
1.20%, 10/29/30	6,675	6,049,553
1.90%, 02/01/27	25	24,949
1.95%, 04/23/31	1,175	1,129,962
2.30%, 02/01/32	1,025	1,017,507
2.45%, 11/03/26	3,235	3,293,651
2.70%, 02/02/26	3,234	3,331,505
2.80%, 03/25/27	2,795	2,880,527
2.85%, 08/11/27	3,815	3,949,898
3.00%, 03/25/30	6,345	6,612,949
3.10%, 08/15/23	2,867	2,935,034
3.50%, 10/25/47	355	382,126
3.55%, 03/25/40	295	315,827
3.60%, 03/25/50	527	580,190
5.80%, 08/15/34	30	39,384
Unilever Capital Corp. 0.38%, 09/14/23	525	515,020
0.63%, 08/12/24 (Call 08/12/22)	975	942,747
1.38%, 09/14/30 (Call 06/14/30)	3,146	2,815,513
1.75%, 08/12/31 (Call 05/12/31)	3,140	2,881,986
2.00%, 07/28/26	2,734	2,708,465
2.13%, 09/06/29 (Call 06/06/29)	1,814	1,745,322
2.60%, 05/05/24 (Call 03/05/24)	3,817	3,862,766
2.90%, 05/05/27 (Call 02/05/27)	4,525	4,625,319
3.10%, 07/30/25	585	601,988
3.13%, 03/22/23 (Call 02/22/23)	407	413,886
3.25%, 03/07/24 (Call 02/07/24)	3,548	3,633,081
3.38%, 03/22/25 (Call 01/22/25)	1,439	1,487,264
3.50%, 03/22/28 (Call 12/22/27)	3,569	3,763,332
5.90%, 11/15/32	3,585	4,561,769
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	1,185	1,028,782

		103,777,771

Distribution & Wholesale — 0.0%
WW Grainger Inc. 1.85%, 02/15/25 (Call 01/15/25)	2,585	2,564,062
3.75%, 05/15/46 (Call 11/15/45)	2,301	2,391,130
4.20%, 05/15/47 (Call 11/15/46)	2,100	2,334,129
4.60%, 06/15/45 (Call 12/15/44)	3,370	3,887,497

		11,176,818

Security	Par (000)	Value

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	$5,440	$5,317,491
1.65%, 10/29/24 (Call 09/29/24)	8,871	8,612,144
1.75%, 01/30/26 (Call 12/30/25)	650	616,649
2.45%, 10/29/26 (Call 09/29/26)	7,805	7,521,444
2.88%, 08/14/24 (Call 07/14/24)	3,757	3,768,572
3.00%, 10/29/28 (Call 08/29/28)	6,045	5,821,516
3.15%, 02/15/24 (Call 01/15/24)	1,080	1,091,005
3.30%, 01/30/32 (Call 10/30/31)	8,325	7,897,428
3.40%, 10/29/33 (Call 07/29/33)	4,890	4,614,400
3.50%, 01/15/25 (Call 11/15/24)	4,051	4,115,775
3.65%, 07/21/27 (Call 04/21/27)	3,582	3,641,533
3.85%, 10/29/41 (Call 04/29/41)	2,450	2,252,824
3.88%, 01/23/28 (Call 10/23/27)	2,672	2,715,848
4.13%, 07/03/23 (Call 06/03/23)	2,397	2,450,549
4.45%, 10/01/25 (Call 08/01/25)	3,504	3,646,963
4.45%, 04/03/26 (Call 02/03/26)	4,468	4,658,158
4.50%, 09/15/23 (Call 08/15/23)	842	868,607
4.63%, 10/15/27 (Call 08/15/27)	1,095	1,163,733
4.88%, 01/16/24 (Call 12/16/23)	2,377	2,472,080
6.50%, 07/15/25 (Call 06/15/25)	2,085	2,298,400
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	35	34,008
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	1,134	1,147,676
3.50%, 08/01/25	3,116	3,225,434
4.25%, 02/15/24	1,301	1,355,577
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	906	875,903
0.80%, 08/18/24 (Call 07/18/24)	200	192,022
1.88%, 08/15/26 (Call 07/15/26)	1,135	1,079,056
2.10%, 09/01/28 (Call 07/01/28)	3,025	2,785,632
2.20%, 01/15/27 (Call 12/15/26)	5	4,799
2.30%, 02/01/25 (Call 01/01/25)	4,552	4,501,655
2.88%, 01/15/26 (Call 12/15/25)	1,009	1,006,457
2.88%, 01/15/32 (Call 10/15/31)	150	140,493
3.00%, 09/15/23 (Call 07/15/23)	1,609	1,626,425
3.00%, 02/01/30 (Call 11/01/29)	3,396	3,243,452
3.13%, 12/01/30 (Call 09/01/30)	313	300,464
3.25%, 03/01/25 (Call 01/01/25)	3,068	3,096,042
3.25%, 10/01/29 (Call 07/01/29)	3,061	2,992,617
3.38%, 07/01/25 (Call 06/01/25)	905	915,625
3.63%, 04/01/27 (Call 01/01/27)	2,618	2,669,889
3.63%, 12/01/27 (Call 09/01/27)	3,179	3,226,780
3.75%, 06/01/26 (Call 04/01/26)	3,318	3,408,051
3.88%, 07/03/23 (Call 06/03/23)	2,821	2,879,254
4.25%, 02/01/24 (Call 01/01/24)	3,289	3,397,537
4.25%, 09/15/24 (Call 06/15/24)	3,117	3,228,838
4.63%, 10/01/28 (Call 07/01/28)	3,559	3,764,105
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,708	2,771,151
4.25%, 06/15/26 (Call 04/15/26)	2,842	2,925,356
4.40%, 09/25/23 (Call 08/25/23)	1,430	1,465,893
5.00%, 04/01/23	1,101	1,133,347
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	3,481	3,439,506
2.20%, 11/02/28 (Call 09/02/28)	1,355	1,270,665
3.05%, 06/05/23 (Call 05/05/23)	1,631	1,650,148
3.88%, 05/21/24 (Call 04/21/24)	4,452	4,593,440
4.63%, 03/30/25	837	881,328

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.13%, 09/30/24	$3,640	$3,861,166
5.80%, 05/01/25 (Call 04/01/25)	5,568	6,027,750
8.00%, 11/01/31	8,969	11,774,788
American Express Co.
0.75%, 11/03/23	1,720	1,693,615
1.65%, 11/04/26 (Call 10/04/26)	2,756	2,667,615
2.50%, 07/30/24 (Call 06/30/24)	5,265	5,327,706
3.00%, 10/30/24 (Call 09/29/24)	6,568	6,717,094
3.13%, 05/20/26 (Call 04/20/26)	6,509	6,686,045
3.30%, 05/03/27 (Call 04/02/27)(c)	4,746	4,897,302
3.40%, 02/22/24 (Call 01/22/24)	6,203	6,377,366
3.63%, 12/05/24 (Call 11/04/24)	4,233	4,382,002
3.70%, 08/03/23 (Call 07/03/23)	5,822	5,978,321
4.05%, 12/03/42	4,265	4,683,524
4.20%, 11/06/25 (Call 10/06/25)	2,318	2,466,004
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	325	337,259
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,393	2,450,480
3.00%, 04/02/25 (Call 03/02/25)	1,247	1,269,446
3.70%, 10/15/24	2,649	2,759,516
4.00%, 10/15/23	4,408	4,555,712
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	1,275	1,194,025
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	2,940	2,994,949
5.38%, 07/24/23	3,524	3,652,379
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	3,060	2,810,763
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	2,625	2,508,397
3.50%, 03/30/51 (Call 09/30/50)	2,877	2,631,563
3.63%, 02/15/52 (Call 08/15/51)	1,060	982,811
3.90%, 01/25/28 (Call 10/25/27)	4,221	4,433,232
4.00%, 04/01/24 (Call 02/01/24)	5,014	5,184,927
4.25%, 06/02/26 (Call 03/02/26)	1,671	1,782,690
4.35%, 04/15/30 (Call 01/15/30)	3,434	3,692,512
4.70%, 09/20/47 (Call 03/20/47)	3,211	3,514,407
4.85%, 03/29/29 (Call 12/29/28)	3,949	4,351,443
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	1,858	1,679,799
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	1,360	1,351,962
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	100	98,571
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	3,775	3,619,130
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(a)	3,590	3,218,112
2.60%, 05/11/23 (Call 04/11/23)	3,651	3,685,758
2.62%, 11/02/32 (Call 11/02/31), (SOFR + 1.265%)(a)	2,160	2,022,278
3.20%, 02/05/25 (Call 01/05/25)	4,281	4,373,170
3.30%, 10/30/24 (Call 09/30/24)	6,229	6,378,683
3.50%, 06/15/23	3,520	3,595,434
3.65%, 05/11/27 (Call 04/11/27)	4,127	4,279,658
3.75%, 04/24/24 (Call 03/24/24)	4,012	4,141,949
3.75%, 07/28/26 (Call 06/28/26)	6,143	6,382,147
3.75%, 03/09/27 (Call 02/09/27)	3,214	3,358,662

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)	$5,495	$5,730,186
3.90%, 01/29/24 (Call 12/29/23)	4,923	5,077,385
4.20%, 10/29/25 (Call 09/29/25)	5,478	5,752,886
4.25%, 04/30/25 (Call 03/31/25)	3,974	4,180,529
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	5,860	5,284,196
3.65%, 01/12/27 (Call 10/12/26)	4,069	4,272,206
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	442	432,762
0.90%, 03/11/26 (Call 02/11/26)	6,557	6,215,708
1.15%, 05/13/26 (Call 04/13/26)	5,555	5,332,189
1.65%, 03/11/31 (Call 12/11/30)	3,639	3,304,248
1.95%, 12/01/31 (Call 09/01/31)	3,895	3,596,643
2.00%, 03/20/28 (Call 01/20/28)	2,032	1,973,478
2.30%, 05/13/31 (Call 02/13/31)	3,245	3,106,795
2.75%, 10/01/29 (Call 07/01/29)	2,874	2,869,200
3.00%, 03/10/25 (Call 12/10/24)	4,543	4,652,759
3.20%, 03/02/27 (Call 12/02/26)	2,402	2,491,378
3.20%, 01/25/28 (Call 10/25/27)	4,173	4,343,592
3.25%, 05/22/29 (Call 02/22/29)	2,285	2,352,385
3.30%, 04/01/27 (Call 01/01/27)	3,950	4,117,164
3.45%, 02/13/26 (Call 11/13/25)	1,633	1,705,571
3.55%, 02/01/24 (Call 01/01/24)	4,548	4,690,716
3.63%, 04/01/25 (Call 01/01/25)	1,614	1,678,705
3.75%, 04/01/24 (Call 03/02/24)	1,855	1,920,407
3.85%, 05/21/25 (Call 03/21/25)	3,416	3,588,815
4.00%, 02/01/29 (Call 11/01/28)	2,373	2,560,348
4.20%, 03/24/25 (Call 02/24/25)	3,669	3,892,846
4.63%, 03/22/30 (Call 12/22/29)	1,998	2,266,172
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	616	578,812
4.10%, 06/15/51 (Call 12/15/50)	1,230	1,170,197
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 06/07/22)	1,000	970,650
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	7,406	7,603,888
3.75%, 06/15/28 (Call 03/15/28)	4,639	4,967,209
4.15%, 06/15/48 (Call 12/15/47)	2,118	2,425,025
5.30%, 09/15/43 (Call 03/15/43)	2,724	3,479,474
Credit Suisse USA Inc., 7.13%, 07/15/32	3,031	4,021,682
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,312	2,394,793
3.95%, 11/06/24 (Call 08/06/24)	2,039	2,118,032
4.10%, 02/09/27 (Call 11/09/26)	2,389	2,504,604
4.50%, 01/30/26 (Call 11/30/25)	3,581	3,811,187
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	3,080	3,190,326
3.63%, 06/15/23	795	812,283
Franklin Resources Inc.
2.85%, 03/30/25	1,026	1,046,274
2.94%, 10/30/30 (Call 07/30/30)	1,117	999,637
3.35%, 08/12/51 (Call 02/12/51)	2,045	1,767,494
Intercontinental Exchange Inc.
0.70%, 06/15/23	1,200	1,186,356
1.85%, 09/15/32 (Call 06/15/32)	3,813	3,409,813
2.10%, 06/15/30 (Call 03/15/30)	7,681	7,250,250
2.65%, 09/15/40 (Call 03/15/40)	2,328	2,065,704
3.00%, 06/15/50 (Call 12/15/49)	5,061	4,511,881
3.00%, 09/15/60 (Call 03/15/60)	2,219	1,901,794
3.10%, 09/15/27 (Call 06/15/27)	3,960	4,066,286

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 09/21/23 (Call 08/21/23)	$2,275	$2,331,579
3.75%, 12/01/25 (Call 09/01/25)	6,191	6,497,393
3.75%, 09/21/28 (Call 06/21/28)	2,049	2,172,903
4.00%, 10/15/23	4,930	5,102,698
4.25%, 09/21/48 (Call 03/21/48)	5,070	5,608,434
Invesco Finance PLC
3.75%, 01/15/26	778	815,173
4.00%, 01/30/24	1,519	1,567,608
5.38%, 11/30/43	999	1,191,837
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,255	1,338,470
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	50	51,584
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	1,360	1,256,586
6.25%, 01/15/36	2,668	3,283,881
6.45%, 06/08/27	1,563	1,831,523
6.50%, 01/20/43	1,079	1,359,702
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	1,660	1,543,418
4.15%, 01/23/30	2,510	2,637,759
4.85%, 01/15/27	5,503	5,996,399
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	806	833,686
3.75%, 02/13/25	2,824	2,928,827
4.38%, 03/11/29 (Call 12/11/28)	2,807	2,974,718
4.50%, 09/19/28 (Call 06/19/28)	948	1,017,280
Legg Mason Inc.
4.75%, 03/15/26	1,041	1,132,702
5.63%, 01/15/44	1,805	2,250,564
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	3,315	3,154,123
2.00%, 03/03/25 (Call 02/03/25)	3,678	3,688,298
2.00%, 11/18/31 (Call 08/18/31)	2,560	2,421,222
2.95%, 11/21/26 (Call 08/21/26)	2,076	2,153,705
2.95%, 06/01/29 (Call 03/01/29)	4,724	4,854,571
2.95%, 03/15/51 (Call 09/15/50)	4,155	3,945,422
3.30%, 03/26/27 (Call 01/26/27)	2,815	2,958,452
3.35%, 03/26/30 (Call 12/26/29)	3,650	3,829,507
3.38%, 04/01/24	3,595	3,717,554
3.50%, 02/26/28 (Call 11/26/27)	1,860	1,979,933
3.65%, 06/01/49 (Call 12/01/48)	3,211	3,392,839
3.80%, 11/21/46 (Call 05/21/46)	2,077	2,222,639
3.85%, 03/26/50 (Call 09/26/49)	2,784	3,023,229
3.95%, 02/26/48 (Call 08/26/47)	3,377	3,694,235
Mizuho Financial Group Inc., 2.65%, 05/22/26 (Call 05/22/25)(a)	3,020	3,022,205
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	3,337	3,489,668
4.50%, 06/20/28 (Call 03/20/28)	1,252	1,352,085
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	4,090	3,608,689
2.50%, 12/21/40 (Call 06/21/40)	445	374,272
3.25%, 04/28/50 (Call 10/28/49)	3,713	3,365,872
3.85%, 06/30/26 (Call 03/30/26)	2,996	3,137,471
4.25%, 06/01/24 (Call 03/01/24)	4,743	4,942,823
Nomura Holdings Inc.
1.65%, 07/14/26	5,100	4,844,898
1.85%, 07/16/25	1,200	1,167,636

Security	Par (000)	Value

Diversified Financial Services (continued)
2.17%, 07/14/28	$5,895	$5,542,420
2.33%, 01/22/27	5,025	4,852,441
2.61%, 07/14/31	2,165	2,020,226
2.65%, 01/16/25	6,545	6,565,617
2.68%, 07/16/30	1,565	1,481,601
2.71%, 01/22/29	4,590	4,425,862
3.00%, 01/22/32	3,020	2,908,320
3.10%, 01/16/30	1,730	1,700,850
ORIX Corp.
2.25%, 03/09/31	2,800	2,690,968
3.25%, 12/04/24	2,425	2,482,909
3.70%, 07/18/27	2,930	3,071,167
4.05%, 01/16/24	1,617	1,675,293
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	100	100,391
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	2,890	2,874,914
4.65%, 04/01/30 (Call 01/01/30)	1,467	1,613,759
4.95%, 07/15/46	3,099	3,566,019
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	1,377	1,446,924
4.25%, 07/18/24	3,820	3,978,148
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	3,515	3,266,033
3.70%, 08/04/26 (Call 05/04/26)	4,277	4,357,793
3.95%, 12/01/27 (Call 09/01/27)	2,812	2,900,719
4.25%, 08/15/24 (Call 05/15/24)	5,270	5,453,080
4.38%, 03/19/24 (Call 02/19/24)	2,617	2,707,444
4.50%, 07/23/25 (Call 04/23/25)	2,443	2,562,072
5.15%, 03/19/29 (Call 12/19/28)	1,490	1,629,673
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	1,134	1,050,549
1.10%, 02/15/31 (Call 11/15/30)	3,782	3,351,003
1.90%, 04/15/27 (Call 02/15/27)	3,511	3,458,686
2.00%, 08/15/50 (Call 02/15/50)	6,288	5,009,084
2.05%, 04/15/30 (Call 01/15/30)	6,287	6,067,081
2.70%, 04/15/40 (Call 10/15/39)	4,629	4,353,991
2.75%, 09/15/27 (Call 06/15/27)	2,269	2,328,357
3.15%, 12/14/25 (Call 09/14/25)	16,580	17,183,346
3.65%, 09/15/47 (Call 03/15/47)	3,837	4,066,721
4.15%, 12/14/35 (Call 06/14/35)	7,012	7,864,379
4.30%, 12/14/45 (Call 06/14/45)	10,189	11,798,760
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,320	1,259,689
2.75%, 03/15/31 (Call 12/15/30)	2,305	2,197,241
2.85%, 01/10/25 (Call 12/10/24)	3,779	3,827,031
4.25%, 06/09/23 (Call 05/09/23)	1,529	1,566,919
6.20%, 11/17/36	1,952	2,207,263

		768,779,601

Electric — 1.9%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	335	307,694
3.80%, 10/01/47 (Call 04/01/47)	1,616	1,554,931
3.95%, 06/01/28 (Call 03/01/28)	1,475	1,554,134
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,881	1,920,275
Series H, 3.45%, 01/15/50 (Call 07/15/49)	2,607	2,402,116
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,620	2,419,046
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,574	1,613,854
3.15%, 09/15/49 (Call 03/15/49)	275	247,924

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.75%, 12/01/47 (Call 06/01/47)	$1,445	$1,463,467
3.80%, 06/15/49 (Call 12/15/48)	1,507	1,526,712
4.00%, 12/01/46 (Call 06/01/46)	1,440	1,509,379
4.25%, 09/15/48 (Call 03/15/48)	1,512	1,640,535
Series M, 3.65%, 04/01/50 (Call 10/01/49)	625	617,950
Series N, 2.75%, 08/15/51 (Call 02/15/51)	1,139	966,419
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	2,530	2,402,083
2.45%, 01/15/31 (Call 10/15/30)	570	527,541
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	1,445	1,279,027
3.13%, 07/15/51 (Call 01/15/51)	2,410	2,175,145
3.45%, 10/01/49 (Call 04/01/49)	2,149	2,045,483
3.75%, 03/01/45 (Call 09/01/44)	2,693	2,671,402
3.85%, 12/01/42	1,392	1,399,197
4.15%, 08/15/44 (Call 02/15/44)	1,370	1,449,063
4.30%, 01/02/46 (Call 07/02/45)	2,537	2,722,708
6.00%, 03/01/39	409	526,547
6.13%, 05/15/38	1,115	1,440,078
Series 13-A, 3.55%, 12/01/23	374	384,498
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	2,919	2,608,039
Series A, 4.30%, 07/15/48 (Call 01/15/48)	2,906	3,143,827
Series B, 3.70%, 12/01/47 (Call 06/01/47)	381	378,699
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	278	260,341
1.95%, 03/15/27 (Call 02/15/27)	1,705	1,647,252
2.50%, 09/15/24 (Call 08/15/24)	3,851	3,859,511
3.50%, 01/15/31 (Call 10/15/30)	3,629	3,711,886
3.65%, 02/15/26 (Call 11/15/25)	1,913	1,991,242
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	867	781,748
2.90%, 06/15/51 (Call 12/15/50)	1,229	1,105,510
3.25%, 03/01/25 (Call 12/01/24)	430	441,799
3.25%, 03/15/50 (Call 09/15/49)	967	918,795
3.70%, 12/01/47 (Call 06/01/47)	2,341	2,398,284
3.80%, 05/15/28 (Call 02/15/28)	1,587	1,692,678
4.15%, 03/15/46 (Call 09/15/45)	1,591	1,741,684
4.50%, 03/15/49 (Call 09/15/48)	1,614	1,854,034
American Electric Power Co. Inc.
2.03%, 03/15/24	1,595	1,590,933
2.30%, 03/01/30 (Call 12/01/29)	2,573	2,416,330
3.20%, 11/13/27 (Call 08/13/27)(b)	2,176	2,222,697
3.25%, 03/01/50 (Call 09/01/49)	660	582,542
3.88%, 02/15/62 (Call 11/15/26)(a)	2,000	1,879,480
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,910	3,123,623
Series M, 0.75%, 11/01/23 (Call 03/31/22)	455	445,604
Series N, 1.00%, 11/01/25 (Call 10/01/25)	547	518,851
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	190	196,420
4.40%, 05/15/44 (Call 11/15/43)	904	952,020
4.45%, 06/01/45 (Call 12/01/44)	1,288	1,363,181
7.00%, 04/01/38	2,280	3,049,454
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	107	103,372
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,714	1,776,612
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	2,145	2,303,387
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	770	744,113
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	1,630	1,485,794
2.60%, 08/15/29 (Call 05/15/29)	2,330	2,263,711
2.65%, 09/15/50 (Call 03/15/50)	626	503,260

Security	Par (000)	Value

Electric (continued)
2.95%, 09/15/27 (Call 06/15/27)	$625	$632,669
3.15%, 05/15/25 (Call 02/15/25)	1,641	1,672,606
3.35%, 05/15/50 (Call 11/15/49)	1,597	1,439,823
3.50%, 12/01/49 (Call 06/01/49)	1,573	1,455,135
3.75%, 05/15/46 (Call 11/15/45)	1,261	1,235,969
4.20%, 08/15/48 (Call 02/15/48)	1,148	1,178,250
4.25%, 03/01/49 (Call 09/01/48)	1,335	1,394,167
4.35%, 11/15/45 (Call 05/15/45)	1,577	1,645,410
4.50%, 04/01/42 (Call 10/01/41)	1,875	2,022,000
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,624,594
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	790	760,201
4.00%, 10/15/28 (Call 07/15/28)	1,302	1,377,907
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,640	2,692,325
3.20%, 04/15/25 (Call 03/15/25)	3,930	4,020,115
3.80%, 06/01/29 (Call 03/01/29)	3,554	3,714,001
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	2,430	2,702,962
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	2,170	2,062,976
2.40%, 08/15/26 (Call 05/15/26)	563	567,144
2.90%, 06/15/50 (Call 12/15/49)	1,655	1,474,092
3.20%, 09/15/49 (Call 03/15/49)	1,790	1,674,455
3.35%, 07/01/23 (Call 04/01/23)	2,572	2,617,704
3.50%, 08/15/46 (Call 02/15/46)	1,675	1,643,594
3.75%, 08/15/47 (Call 02/15/47)	1,909	1,947,314
4.25%, 09/15/48 (Call 03/15/48)	649	713,277
6.35%, 10/01/36	830	1,116,300
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(b)	1,952	1,757,756
2.85%, 05/15/51 (Call 11/15/50)	5,175	4,402,010
3.25%, 04/15/28 (Call 01/15/28)	2,307	2,389,291
3.50%, 02/01/25 (Call 11/01/24)	1,979	2,049,156
3.70%, 07/15/30 (Call 04/15/30)	3,674	3,884,006
3.75%, 11/15/23 (Call 08/15/23)	3,532	3,639,479
3.80%, 07/15/48 (Call 01/15/48)	1,781	1,782,852
4.05%, 04/15/25 (Call 03/15/25)	2,554	2,698,761
4.25%, 10/15/50 (Call 04/15/50)	2,861	3,087,191
4.45%, 01/15/49 (Call 07/15/48)	3,664	4,022,669
4.50%, 02/01/45 (Call 08/01/44)	1,969	2,150,877
5.15%, 11/15/43 (Call 05/15/43)	2,878	3,336,264
5.95%, 05/15/37	1,918	2,437,931
6.13%, 04/01/36	2,613	3,332,751
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,420	2,278,938
3.05%, 10/15/29 (Call 07/15/29)	2,797	2,774,428
3.15%, 01/15/27 (Call 07/15/26)	1,079	1,095,930
3.88%, 10/15/49 (Call 04/15/49)	1,464	1,422,027
3.95%, 01/15/26 (Call 07/15/25)	2,194	2,296,175
4.20%, 09/15/46 (Call 03/15/46)	650	664,385
4.25%, 11/30/23 (Call 08/30/23)	2,548	2,634,785
4.35%, 05/01/33 (Call 02/01/33)	75	80,033
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	355	360,052
3.55%, 08/01/42 (Call 02/01/42)	1,575	1,582,670
3.60%, 03/01/52 (Call 09/01/51)	260	264,332
3.95%, 03/01/48 (Call 09/01/47)	2,643	2,813,421
4.50%, 04/01/44 (Call 10/01/43)	2,933	3,317,634
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	705	722,237
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,527	1,705,354

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	$2,330	$2,089,451
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	385	371,371
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	305	296,558
Series K2, 6.95%, 03/15/33	125	166,175
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	1,535	1,539,943
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	1,043	1,002,573
2.50%, 09/01/24 (Call 08/01/24)	1,326	1,332,405
2.65%, 06/01/31 (Call 03/01/31)(b)	1,335	1,278,169
2.95%, 03/01/30 (Call 12/01/29)	2,633	2,602,431
3.70%, 09/01/49 (Call 03/01/49)	1,300	1,276,496
4.25%, 11/01/28 (Call 08/01/28)	1,920	2,053,574
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	3,038	3,160,462
4.97%, 05/01/46 (Call 11/01/45)	1,319	1,446,310
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,020	3,248,614
5.95%, 12/15/36	724	911,429
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	629	639,624
3.45%, 08/15/27 (Call 05/15/27)	2,059	2,139,301
3.75%, 12/01/50 (Call 09/01/30)(a)	110	99,112
4.75%, 06/01/50 (Call 03/01/30)(a)	806	811,666
4.88%, 03/01/44 (Call 09/01/43)	1,260	1,446,253
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,465	1,399,705
2.55%, 06/15/26 (Call 03/15/26)	1,135	1,146,066
3.00%, 03/01/50 (Call 09/01/49)	925	837,236
3.65%, 06/15/46 (Call 12/15/45)	2,624	2,639,508
3.70%, 08/15/28 (Call 05/15/28)	2,951	3,111,711
3.70%, 03/01/45 (Call 09/01/44)	1,735	1,747,041
3.80%, 10/01/42 (Call 04/01/42)	894	917,959
4.00%, 03/01/48 (Call 09/01/47)	2,850	3,049,956
4.00%, 03/01/49 (Call 09/01/48)	2,109	2,246,760
4.35%, 11/15/45 (Call 05/15/45)	2,006	2,190,833
4.60%, 08/15/43 (Call 02/15/43)	1,130	1,283,770
4.70%, 01/15/44 (Call 07/15/43)	1,230	1,417,932
5.90%, 03/15/36	959	1,228,537
6.45%, 01/15/38	2,130	2,854,264
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,187	2,227,175
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	3,145	3,191,860
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	1,483	1,386,783
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	2,760	2,549,550
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	605	524,729
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	3,406	3,648,609
4.30%, 04/15/44 (Call 10/15/43)	2,145	2,365,570
Series A, 0.75%, 12/01/25 (Call 11/01/25)	550	519,948
Series A, 2.05%, 07/01/31 (Call 04/01/31)	1,490	1,393,657
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,463	2,538,737
Series A, 4.15%, 06/01/45 (Call 12/01/44)	245	264,703
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	3,000	2,859,600
3.60%, 06/15/61 (Call 12/15/60)	3,070	2,873,827
3.70%, 11/15/59 (Call 05/15/59)	2,293	2,162,918
3.80%, 05/15/28 (Call 02/15/28)	2,471	2,616,888
3.85%, 06/15/46 (Call 12/15/45)	2,654	2,636,377
3.95%, 03/01/43 (Call 09/01/42)	1,146	1,146,103
4.45%, 03/15/44 (Call 09/15/43)	913	982,808
4.50%, 12/01/45 (Call 06/01/45)	2,922	3,140,507

Security	Par (000)	Value

Electric (continued)
4.50%, 05/15/58 (Call 11/15/57)	$2,899	$3,158,316
4.63%, 12/01/54 (Call 06/01/54)	2,137	2,368,095
5.70%, 06/15/40	1,687	2,055,103
Series 05-A, 5.30%, 03/01/35	820	961,737
Series 06-A, 5.85%, 03/15/36	1,548	1,897,151
Series 06-B, 6.20%, 06/15/36	632	797,116
Series 07-A, 6.30%, 08/15/37	853	1,100,822
Series 08-B, 6.75%, 04/01/38	1,538	2,076,162
Series 09-C, 5.50%, 12/01/39	2,466	2,953,183
Series 12-A, 4.20%, 03/15/42	380	395,648
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	3,317	3,310,930
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,304	4,418,572
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	4,009	4,112,873
Series A, 4.13%, 05/15/49 (Call 11/15/48)	2,152	2,226,007
Series B, 3.13%, 11/15/27 (Call 08/15/27)	499	509,524
Series C, 3.00%, 12/01/60 (Call 06/01/60)	1,568	1,297,740
Series C, 4.00%, 11/15/57 (Call 05/15/57)	1,243	1,246,754
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,744	2,899,640
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,777	1,905,673
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,664	2,958,532
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	1,932	1,974,079
5.60%, 06/15/42 (Call 12/15/41)	1,983	2,177,433
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	1,785	1,398,280
2.65%, 08/15/52 (Call 02/15/52)	305	262,889
3.10%, 08/15/50 (Call 02/15/50)	2,402	2,264,293
3.25%, 08/15/46 (Call 02/15/46)	1,443	1,386,406
3.38%, 08/15/23 (Call 05/15/23)	2,045	2,086,922
3.50%, 08/01/51 (Call 02/01/51)	2,584	2,581,390
3.75%, 02/15/50 (Call 08/15/49)	1,511	1,564,807
3.80%, 11/15/28 (Call 08/15/28)	676	722,759
3.95%, 05/15/43 (Call 11/15/42)	966	1,028,152
3.95%, 07/15/47 (Call 01/15/47)	1,813	1,917,646
4.05%, 05/15/48 (Call 11/15/47)	1,997	2,154,603
4.35%, 04/15/49 (Call 10/15/48)	1,984	2,245,352
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	2,525	2,616,632
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	1,310	1,342,920
4.15%, 05/15/45 (Call 11/15/44)	2,231	2,365,262
Dominion Energy Inc.
3.07%, 08/15/24(e)	2,933	2,988,434
3.90%, 10/01/25 (Call 07/01/25)	1,223	1,277,595
4.25%, 06/01/28 (Call 03/01/28)	3,687	3,949,994
4.70%, 12/01/44 (Call 06/01/44)	2,075	2,335,371
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(a)	1,499	1,531,768
7.00%, 06/15/38	1,920	2,617,478
Series A, 1.45%, 04/15/26 (Call 03/15/26)	1,790	1,719,456
Series A, 3.30%, 03/15/25 (Call 02/15/25)	765	782,327
Series A, 4.60%, 03/15/49 (Call 09/15/48)	565	627,427
Series B, 3.30%, 04/15/41 (Call 10/15/40)	2,040	1,906,319
Series B, 3.60%, 03/15/27 (Call 01/15/27)	1,105	1,153,863
Series B, 5.95%, 06/15/35	2,052	2,514,336
Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,090	1,009,689
Series C, 3.38%, 04/01/30 (Call 01/01/30)	4,214	4,274,934
Series C, 4.05%, 09/15/42 (Call 03/15/42)	1,390	1,415,201
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,515	1,708,026
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,293	1,309,111

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series E, 6.30%, 03/15/33	$875	$1,085,613
Series F, 5.25%, 08/01/33	2,005	2,324,276
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,525	1,703,074
5.10%, 06/01/65 (Call 12/01/64)	2,375	2,960,699
5.30%, 05/15/33	220	264,268
5.45%, 02/01/41 (Call 08/01/40)	1,615	1,983,252
6.05%, 01/15/38	1,715	2,218,558
6.63%, 02/01/32	315	406,615
Series A, 2.30%, 12/01/31 (Call 09/01/31)	2,000	1,907,760
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,037	1,964,177
2.95%, 03/01/50 (Call 09/01/49)	695	636,321
3.38%, 03/01/25 (Call 12/01/24)	1,107	1,142,214
3.65%, 03/15/24 (Call 12/15/23)	1,385	1,427,589
3.65%, 03/01/52 (Call 09/01/51)	935	970,362
3.70%, 03/15/45 (Call 09/15/44)	2,355	2,404,055
3.70%, 06/01/46 (Call 12/01/45)	1,160	1,194,591
3.75%, 08/15/47 (Call 02/15/47)	1,742	1,793,337
3.95%, 03/01/49 (Call 09/01/48)	2,099	2,235,435
4.30%, 07/01/44 (Call 01/01/44)	1,661	1,830,140
Series A, 1.90%, 04/01/28 (Call 02/01/28)	2,160	2,075,846
Series A, 3.00%, 03/01/32 (Call 12/01/31)	1,810	1,837,204
Series A, 4.00%, 04/01/43 (Call 10/01/42)	252	268,942
Series A, 4.05%, 05/15/48 (Call 11/15/47)	1,701	1,834,699
Series B, 3.25%, 04/01/51 (Call 10/01/50)	2,086	1,991,671
Series C, 2.63%, 03/01/31 (Call 12/01/30)	2,067	2,037,628
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	3,619	3,654,575
2.95%, 03/01/30 (Call 12/01/29)	2,313	2,273,124
Series C, 2.53%, 10/01/24	1,469	1,477,491
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,805	2,866,373
Series F, 1.05%, 06/01/25 (Call 05/01/25)	3,255	3,111,454
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	3,084	3,017,386
2.45%, 02/01/30 (Call 11/01/29)	2,395	2,322,910
2.50%, 03/15/23 (Call 01/15/23)	1,359	1,371,843
2.55%, 04/15/31 (Call 01/15/31)	2,400	2,335,608
2.95%, 12/01/26 (Call 09/01/26)	3,530	3,646,666
3.05%, 03/15/23 (Call 02/15/23)	441	446,931
3.20%, 08/15/49 (Call 02/15/49)	1,215	1,140,788
3.45%, 04/15/51 (Call 10/15/50)(b)	2,175	2,137,068
3.70%, 12/01/47 (Call 06/01/47)	3,007	3,026,395
3.75%, 06/01/45 (Call 12/01/44)	2,133	2,136,242
3.88%, 03/15/46 (Call 09/15/45)	2,370	2,447,357
3.95%, 11/15/28 (Call 08/15/28)	1,961	2,110,114
3.95%, 03/15/48 (Call 09/15/47)	1,240	1,290,976
4.00%, 09/30/42 (Call 03/30/42)	939	983,781
4.25%, 12/15/41 (Call 06/15/41)	984	1,055,379
5.30%, 02/15/40	1,025	1,241,172
6.00%, 01/15/38	771	986,209
6.05%, 04/15/38	1,440	1,860,408
6.10%, 06/01/37	2,892	3,662,978
6.45%, 10/15/32	910	1,146,882
Series A, 6.00%, 12/01/28	1,577	1,865,086
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	3,176	3,014,754
2.45%, 06/01/30 (Call 03/01/30)	653	617,856
2.55%, 06/15/31 (Call 03/15/31)	145	135,907
2.65%, 09/01/26 (Call 06/01/26)	1,969	1,979,869

Security	Par (000)	Value

Electric (continued)
3.15%, 08/15/27 (Call 05/15/27)	$3,413	$3,485,970
3.25%, 01/15/82 (Call 01/15/27)(a)	2,608	2,387,520
3.30%, 06/15/41 (Call 12/15/40)	3,923	3,609,866
3.40%, 06/15/29 (Call 03/15/29)	2,342	2,384,156
3.50%, 06/15/51 (Call 12/15/50)	250	229,600
3.75%, 04/15/24 (Call 01/15/24)	3,728	3,848,303
3.75%, 09/01/46 (Call 03/01/46)	3,837	3,664,450
3.95%, 10/15/23 (Call 07/15/23)	1,959	2,011,403
3.95%, 08/15/47 (Call 02/15/47)	2,495	2,452,760
4.20%, 06/15/49 (Call 12/15/48)	2,520	2,593,004
4.80%, 12/15/45 (Call 06/15/45)	2,589	2,865,997
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	2,780	2,554,876
2.40%, 12/15/31 (Call 09/15/31)	3,640	3,487,411
2.50%, 12/01/29 (Call 09/01/29)	2,483	2,430,559
3.00%, 12/15/51 (Call 06/15/51)	1,675	1,513,999
3.20%, 01/15/27 (Call 10/15/26)	3,347	3,458,823
3.40%, 10/01/46 (Call 04/01/46)	2,523	2,419,935
3.80%, 07/15/28 (Call 04/15/28)	2,210	2,335,108
3.85%, 11/15/42 (Call 05/15/42)	1,526	1,565,188
4.20%, 07/15/48 (Call 01/15/48)	1,645	1,797,755
5.65%, 04/01/40(b)	1,421	1,755,930
6.35%, 09/15/37	856	1,136,331
6.40%, 06/15/38	2,989	3,994,171
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	1,051	1,055,803
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	1,610	1,373,233
3.75%, 05/15/46 (Call 11/15/45)	979	996,994
6.12%, 10/15/35	839	1,037,608
6.35%, 08/15/38	703	908,417
6.45%, 04/01/39	1,993	2,629,205
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	614	694,440
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	2,685	2,473,422
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	3,613	3,389,500
3.65%, 02/01/29 (Call 11/01/28)	1,891	1,974,072
3.70%, 06/15/46 (Call 12/15/45)	1,622	1,618,870
3.80%, 09/01/23 (Call 06/01/23)	1,604	1,642,881
4.30%, 02/01/49 (Call 08/01/48)	962	1,056,084
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,280	1,192,218
2.50%, 08/15/50 (Call 02/15/50)	1,705	1,413,735
2.90%, 08/15/51 (Call 02/15/51)	908	817,618
3.25%, 08/15/25 (Call 05/15/25)	1,662	1,715,167
3.38%, 09/01/23 (Call 08/01/23)	1,006	1,030,275
3.45%, 03/15/29 (Call 12/15/28)	2,710	2,810,758
3.60%, 09/15/47 (Call 03/15/47)	2,796	2,769,410
3.70%, 09/01/28 (Call 06/01/28)	2,537	2,677,905
3.70%, 10/15/46 (Call 04/15/46)	2,449	2,460,388
4.10%, 05/15/42 (Call 11/15/41)	640	674,035
4.10%, 03/15/43 (Call 09/15/42)	1,354	1,427,901
4.15%, 12/01/44 (Call 06/01/44)	2,469	2,621,930
4.20%, 08/15/45 (Call 02/15/45)	3,001	3,216,772
4.38%, 03/30/44 (Call 09/30/43)	2,427	2,676,884
6.30%, 04/01/38	1,405	1,830,153
Edison International
2.95%, 03/15/23 (Call 01/15/23)	786	791,651
3.55%, 11/15/24 (Call 10/15/24)	1,673	1,711,747
4.13%, 03/15/28 (Call 12/15/27)	2,625	2,702,306

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 04/15/25 (Call 03/15/25)	$1,760	$1,862,802
5.75%, 06/15/27 (Call 04/15/27)	2,913	3,234,071
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,037	2,285,433
6.00%, 05/15/35	564	703,466
Emera U.S. Finance LP 0.83%, 06/15/24	2,590	2,489,948
2.64%, 06/15/31 (Call 03/15/31)	1,575	1,471,255
3.55%, 06/15/26 (Call 03/15/26)	5,833	6,019,423
4.75%, 06/15/46 (Call 12/15/45)	3,011	3,210,659
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	3,533	3,639,838
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	2,597	2,770,272
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	1,275	1,294,737
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	938	787,573
3.35%, 06/15/52 (Call 12/15/51)	2,720	2,567,626
3.50%, 04/01/26 (Call 01/01/26)	2,722	2,829,165
3.70%, 06/01/24 (Call 03/01/24)	315	325,071
4.00%, 06/01/28 (Call 03/01/28)	350	371,480
4.20%, 04/01/49 (Call 10/01/48)	1,694	1,841,412
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,823	1,723,975
1.90%, 06/15/28 (Call 04/15/28)	1,790	1,678,376
2.40%, 06/15/31 (Call 03/05/31)	3,260	3,023,226
2.80%, 06/15/30 (Call 03/15/30)	2,292	2,217,808
2.95%, 09/01/26 (Call 06/01/26)	3,437	3,480,856
3.75%, 06/15/50 (Call 12/15/49)	2,059	1,995,521
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	102	109,855
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 03/31/22)	575	564,161
0.95%, 10/01/24 (Call 10/01/22)	480	466,570
1.60%, 12/15/30 (Call 09/15/30)	2,548	2,291,671
2.35%, 06/15/32 (Call 03/15/32)	100	94,503
2.40%, 10/01/26 (Call 07/01/26)	3,536	3,508,242
2.90%, 03/15/51 (Call 09/15/50)	2,755	2,443,960
3.05%, 06/01/31 (Call 03/01/31)	2,319	2,331,012
3.10%, 06/15/41 (Call 12/15/40)	100	94,801
3.12%, 09/01/27 (Call 06/01/27)	1,855	1,899,372
3.25%, 04/01/28 (Call 01/01/28)	1,977	2,028,303
4.00%, 03/15/33 (Call 12/15/32)	2,537	2,734,861
4.05%, 09/01/23 (Call 06/01/23)	1,114	1,143,588
4.20%, 09/01/48 (Call 03/01/48)	2,876	3,091,355
4.20%, 04/01/50 (Call 10/01/49)	3,121	3,380,730
4.95%, 01/15/45 (Call 01/15/25)	610	641,952
5.40%, 11/01/24	191	206,836
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	3,383	3,391,390
3.50%, 06/01/51 (Call 03/01/51)	400	390,328
3.85%, 06/01/49 (Call 12/01/48)	2,874	2,975,021
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	719	648,222
3.55%, 09/30/49 (Call 03/30/49)	1,585	1,504,799
4.00%, 03/30/29 (Call 12/30/28)	532	567,032
4.50%, 03/30/39 (Call 09/30/38)	175	189,114
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,279	3,275,983
2.90%, 09/15/29 (Call 06/15/29)	2,670	2,636,865
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,370	1,381,618

Security	Par (000)	Value

Electric (continued)
3.10%, 04/01/27 (Call 01/01/27)	$1,780	$1,832,937
3.25%, 09/01/49 (Call 03/01/49)	1,088	1,010,850
3.45%, 04/15/50 (Call 10/15/49)	1,410	1,355,137
4.10%, 04/01/43 (Call 10/01/42)	1,350	1,426,450
4.13%, 03/01/42 (Call 09/01/41)	1,207	1,271,321
4.25%, 12/01/45 (Call 06/01/45)	1,259	1,343,894
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	226	228,174
3.65%, 08/15/25 (Call 05/15/25)	1,360	1,412,455
4.20%, 06/15/47 (Call 12/15/46)	1,330	1,448,051
4.20%, 03/15/48 (Call 09/15/47)	1,554	1,683,635
5.30%, 10/01/41 (Call 04/01/41)	1,691	2,055,969
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,733	1,863,928
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	1,023	980,893
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	3,045	2,898,779
2.80%, 05/01/23 (Call 02/01/23)	1,483	1,496,362
2.90%, 03/01/27 (Call 02/01/27)	1,810	1,822,000
3.38%, 03/01/32 (Call 12/01/31)	1,810	1,833,421
3.45%, 01/15/50 (Call 07/15/49)	2,270	2,129,941
Series H, 3.15%, 01/15/25 (Call 10/15/24)	1,556	1,586,280
Series L, 2.90%, 10/01/24 (Call 08/01/24)	2,696	2,735,658
Series M, 3.30%, 01/15/28 (Call 10/15/27)	551	561,205
Series N, 3.80%, 12/01/23 (Call 11/01/23)	2,364	2,429,932
Series O, 4.25%, 04/01/29 (Call 01/01/29)	1,912	2,052,781
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	2,936	2,772,700
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,241	1,988,798
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,290	1,228,119
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	2,662	2,747,557
3.95%, 06/15/25 (Call 03/15/25)	3,683	3,831,351
4.05%, 04/15/30 (Call 01/15/30)	4,715	5,000,022
4.45%, 04/15/46 (Call 10/15/45)	1,868	2,026,948
4.70%, 04/15/50 (Call 10/15/49)	2,907	3,296,218
4.95%, 06/15/35 (Call 12/15/34)	2,354	2,635,327
5.10%, 06/15/45 (Call 12/15/44)	2,030	2,357,886
5.63%, 06/15/35	2,184	2,595,466
Exelon Generation Co. LLC
5.75%, 10/01/41 (Call 04/01/41)	3,056	3,451,630
6.25%, 10/01/39	807	940,559
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	330	320,724
2.75%, 06/01/23 (Call 12/01/22)	1,198	1,209,273
2.85%, 04/01/25 (Call 03/01/25)	4,930	5,034,072
2.88%, 12/04/51 (Call 06/04/51)	5,420	4,935,398
3.13%, 12/01/25 (Call 06/01/25)	1,818	1,872,994
3.15%, 10/01/49 (Call 04/01/49)	2,999	2,865,065
3.25%, 06/01/24 (Call 12/01/23)	2,516	2,579,428
3.70%, 12/01/47 (Call 06/01/47)	3,550	3,666,972
3.80%, 12/15/42 (Call 06/15/42)	1,228	1,279,232
3.95%, 03/01/48 (Call 09/01/47)	4,062	4,396,221
3.99%, 03/01/49 (Call 09/01/48)	3,080	3,338,905
4.05%, 06/01/42 (Call 12/01/41)	2,310	2,466,641
4.05%, 10/01/44 (Call 04/01/44)	2,413	2,621,700
4.13%, 02/01/42 (Call 08/01/41)	1,673	1,810,454
4.13%, 06/01/48 (Call 12/01/47)	2,061	2,292,574
4.95%, 06/01/35	354	415,433
5.25%, 02/01/41 (Call 08/01/40)	2,605	3,178,230
5.63%, 04/01/34	320	399,008
5.65%, 02/01/37	2,632	3,317,004

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.69%, 03/01/40	$1,004	$1,295,110
5.95%, 02/01/38	1,633	2,109,607
5.96%, 04/01/39	575	753,451
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,237	6,297,062
Georgia Power Co. 3.25%, 04/01/26 (Call 01/01/26)	295	302,974
3.25%, 03/30/27 (Call 12/30/26)	715	730,165
4.30%, 03/15/42	4,503	4,701,537
4.30%, 03/15/43	1,452	1,495,328
Series 10-C, 4.75%, 09/01/40	2,229	2,425,263
Series A, 2.10%, 07/30/23	1,661	1,668,076
Series A, 2.20%, 09/15/24 (Call 08/15/24)	2,052	2,046,829
Series A, 3.25%, 03/15/51 (Call 09/15/50)	355	317,413
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,267	1,232,525
Series B, 3.70%, 01/30/50 (Call 07/30/49)	1,548	1,472,086
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,586	1,641,415
Iberdrola International BV 5.81%, 03/15/25	165	182,295
6.75%, 07/15/36	1,532	2,094,734
Idaho Power Co., Series K, 4.20%, 03/01/48 (Call 09/01/47)	246	274,231
Indiana Michigan Power Co. 3.25%, 05/01/51 (Call 11/01/50)	2,645	2,436,918
3.85%, 05/15/28 (Call 02/15/28)	1,587	1,670,000
4.25%, 08/15/48 (Call 02/15/48)	1,460	1,570,726
6.05%, 03/15/37	215	276,011
Series K, 4.55%, 03/15/46 (Call 09/15/45)	2,058	2,276,724
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,938	1,904,647
Interstate Power & Light Co. 2.30%, 06/01/30 (Call 03/01/30)	552	525,145
3.10%, 11/30/51 (Call 05/30/51)	1,080	972,961
3.25%, 12/01/24 (Call 09/01/24)	2,945	3,012,853
3.50%, 09/30/49 (Call 03/30/49)	1,159	1,127,672
3.60%, 04/01/29 (Call 01/01/29)	592	614,324
3.70%, 09/15/46 (Call 03/15/46)	2,303	2,374,992
4.10%, 09/26/28 (Call 06/26/28)	2,597	2,776,686
6.25%, 07/15/39	570	759,058
IPALCO Enterprises Inc. 3.70%, 09/01/24 (Call 07/01/24)	1,393	1,431,990
4.25%, 05/01/30 (Call 02/01/30)	3,080	3,204,555
ITC Holdings Corp. 3.25%, 06/30/26 (Call 03/30/26)	1,565	1,606,739
3.35%, 11/15/27 (Call 08/15/27)	1,460	1,505,435
3.65%, 06/15/24 (Call 03/15/24)	1,202	1,233,108
5.30%, 07/01/43 (Call 01/01/43)	1,826	2,217,257
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	168	193,698
Kentucky Utilities Co. 3.30%, 06/01/50 (Call 12/01/49)	1,760	1,650,194
4.38%, 10/01/45 (Call 04/01/45)	1,811	1,966,148
5.13%, 11/01/40 (Call 05/01/40)	3,044	3,572,225
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	610	663,338
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	1,177	1,213,004
MidAmerican Energy Co. 2.70%, 08/01/52 (Call 02/01/52)	2,270	1,962,279
3.10%, 05/01/27 (Call 02/01/27)	1,910	1,976,181
3.15%, 04/15/50 (Call 10/15/49)	1,602	1,513,714
3.50%, 10/15/24 (Call 07/15/24)	4,446	4,613,081

Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/29 (Call 01/15/29)	$4,650	$4,952,622
3.65%, 08/01/48 (Call 02/01/48)	3,223	3,271,571
3.95%, 08/01/47 (Call 02/01/47)	2,473	2,625,930
4.25%, 05/01/46 (Call 11/01/45)	2,450	2,711,856
4.25%, 07/15/49 (Call 01/15/49)	3,774	4,201,255
4.40%, 10/15/44 (Call 04/15/44)	1,302	1,449,230
4.80%, 09/15/43 (Call 03/15/43)	702	811,119
5.75%, 11/01/35	180	226,575
5.80%, 10/15/36(b)	1,629	2,069,074
6.75%, 12/30/31	945	1,242,580
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,615	3,818,778
Series 12-A, 4.25%, 03/15/42	2,363	2,455,535
Series B, 3.10%, 07/30/51 (Call 01/30/51)	2,414	2,144,694
National Grid USA, 5.80%, 04/01/35	1,175	1,387,287
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	309	300,113
1.00%, 06/15/26 (Call 05/15/26)	967	914,066
1.35%, 03/15/31 (Call 12/15/30)	909	794,693
1.65%, 06/15/31 (Call 03/15/31)	1,175	1,050,450
1.88%, 02/07/25	1,000	992,230
2.40%, 03/15/30 (Call 12/15/29)	2,185	2,105,226
2.75%, 04/15/32 (Call 01/15/32)	1,110	1,088,921
2.85%, 01/27/25 (Call 10/27/24)	1,612	1,642,386
2.95%, 02/07/24 (Call 12/07/23)	3,816	3,883,963
3.05%, 04/25/27 (Call 01/25/27)	1,616	1,653,233
3.25%, 11/01/25 (Call 08/01/25)	2,375	2,445,632
3.40%, 11/15/23 (Call 08/15/23)	534	546,229
3.40%, 02/07/28 (Call 11/07/27)	2,360	2,437,078
3.70%, 03/15/29 (Call 12/15/28)	2,690	2,825,307
3.90%, 11/01/28 (Call 08/01/28)	1,155	1,231,449
4.02%, 11/01/32 (Call 05/01/32)	2,194	2,363,794
4.30%, 03/15/49 (Call 09/15/48)	2,099	2,349,914
4.40%, 11/01/48 (Call 05/01/48)	1,455	1,615,181
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)	1,602	1,574,077
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(a)	558	576,699
Series C, 8.00%, 03/01/32	1,043	1,467,303
Series D, 1.00%, 10/18/24	1,135	1,105,240
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	2,399	2,524,995
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	2,510	2,423,781
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,225	1,106,641
Series N, 6.65%, 04/01/36	645	867,061
Series R, 6.75%, 07/01/37	1,420	1,927,508
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	5,340	5,170,295
1.90%, 06/15/28 (Call 04/15/28)	3,005	2,856,733
2.25%, 06/01/30 (Call 03/01/30)	2,210	2,055,123
2.44%, 01/15/32 (Call 10/15/31)	2,953	2,765,662
2.75%, 11/01/29 (Call 08/01/29)	3,537	3,469,019
3.00%, 01/15/52 (Call 07/15/51)	2,640	2,282,122
3.50%, 04/01/29 (Call 01/01/29)	4,249	4,374,558
3.55%, 05/01/27 (Call 02/01/27)	4,835	5,030,189
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	2,790	2,764,695
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	136	143,679

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	$1,215	$1,161,698
2.60%, 05/15/23 (Call 11/15/22)	1,437	1,446,743
2.60%, 06/01/51 (Call 12/01/50)	1,520	1,301,181
2.90%, 03/01/50 (Call 09/01/49)	2,584	2,341,853
3.20%, 04/01/52 (Call 10/01/51)	1,445	1,395,408
3.40%, 08/15/42 (Call 02/15/42)	1,018	1,005,489
3.60%, 05/15/46 (Call 11/15/45)	796	800,521
3.60%, 09/15/47 (Call 03/15/47)	2,008	2,026,112
4.00%, 08/15/45 (Call 02/15/45)	1,897	2,026,091
4.13%, 05/15/44 (Call 11/15/43)	1,300	1,401,543
5.35%, 11/01/39	790	986,394
6.20%, 07/01/37	963	1,286,972
6.25%, 06/01/36	1,110	1,465,255
NorthWestern Corp.,
4.18%, 11/15/44 (Call 05/15/44)	405	443,179
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	851	788,443
3.10%, 06/01/51 (Call 12/01/50)	335	312,578
3.20%, 05/15/27 (Call 02/15/27)	2,286	2,358,786
3.25%, 05/15/29 (Call 02/15/29)	1,952	2,007,983
3.95%, 04/01/30 (Call 01/01/30)	2,771	2,981,014
4.40%, 03/01/44 (Call 09/01/43)	1,450	1,607,194
5.50%, 03/15/40	180	224,861
OGE Energy Corp.,
0.70%, 05/26/23 (Call 03/31/22)	400	394,572
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	1,560	1,534,650
5.05%, 10/01/48 (Call 04/01/48)	1,830	2,102,048
5.25%, 09/01/50	867	1,006,266
5.38%, 11/01/40	1,640	1,937,857
5.95%, 11/01/39	1,816	2,245,048
Ohio Edison Co., 6.88%, 07/15/36	1,070	1,443,302
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	2,092	2,173,546
4.15%, 04/01/48 (Call 10/01/47)	1,587	1,658,986
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,958	1,907,523
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	3,426	3,051,949
Series R, 2.90%, 10/01/51 (Call 04/01/51)	950	813,371
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (Call 03/31/22)	60	59,174
3.25%, 04/01/30 (Call 10/01/29)	1,571	1,597,189
3.30%, 03/15/30 (Call 09/15/29)	1,346	1,374,508
3.80%, 08/15/28 (Call 02/15/28)	1,182	1,240,994
3.85%, 08/15/47 (Call 02/15/47)	1,460	1,547,702
4.15%, 04/01/47 (Call 10/01/46)	1,835	1,967,157
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	4,450	4,178,372
2.70%, 11/15/51 (Call 05/15/51)(c)	1,720	1,485,220
2.75%, 06/01/24 (Call 05/01/24)	4,300	4,366,736
2.75%, 05/15/30 (Call 02/15/30)	1,424	1,418,802
2.75%, 05/15/30 (Call 02/15/30)(c)	35	34,872
2.95%, 04/01/25 (Call 01/01/25)	871	888,411
3.10%, 09/15/49 (Call 03/15/49)	1,595	1,486,428
3.70%, 11/15/28 (Call 08/15/28)	3,068	3,261,928
3.70%, 05/15/50 (Call 11/15/49)	1,796	1,842,049
3.75%, 04/01/45 (Call 10/01/44)	2,306	2,359,476
3.80%, 09/30/47 (Call 03/30/47)	1,482	1,535,471
3.80%, 06/01/49 (Call 12/01/48)	2,328	2,435,484
4.10%, 11/15/48 (Call 05/15/48)	1,420	1,549,575
4.55%, 12/01/41 (Call 06/01/41)	1,066	1,202,746
5.25%, 09/30/40	912	1,110,624

Security	Par (000)	Value

Electric (continued)
5.30%, 06/01/42 (Call 12/01/41)	$1,633	$2,012,591
5.75%, 03/15/29 (Call 12/15/28)	529	622,284
7.00%, 05/01/32	682	905,498
7.25%, 01/15/33	857	1,171,725
7.50%, 09/01/38	1,259	1,841,313
Series WI, 5.35%, 10/01/52 (Call 04/01/52)	15	19,756
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)	180	177,271
2.10%, 08/01/27 (Call 06/01/27)	4,635	4,305,173
2.50%, 02/01/31 (Call 11/01/30)	7,193	6,401,626
2.95%, 03/01/26 (Call 12/01/25)	2,349	2,304,792
3.00%, 06/15/28 (Call 04/15/28)	3,175	3,058,160
3.15%, 01/01/26	2,393	2,383,334
3.25%, 06/15/23 (Call 03/15/23)	8,135	8,192,026
3.25%, 06/01/31 (Call 03/01/31)	1,980	1,859,992
3.30%, 03/15/27 (Call 12/15/26)	1,394	1,386,040
3.30%, 12/01/27 (Call 09/01/27)	1,929	1,898,657
3.30%, 08/01/40 (Call 02/01/40)	3,492	2,929,893
3.40%, 08/15/24 (Call 05/15/24)	100	100,869
3.45%, 07/01/25	1,507	1,517,172
3.50%, 06/15/25 (Call 03/15/25)	495	500,094
3.50%, 08/01/50 (Call 02/01/50)	7,073	5,824,262
3.75%, 02/15/24 (Call 11/15/23)	50	50,795
3.75%, 07/01/28	3,774	3,756,224
3.75%, 08/15/42 (Call 02/15/42)	408	347,012
3.85%, 11/15/23 (Call 08/15/23)	2,205	2,238,803
3.95%, 12/01/47 (Call 06/01/47)	2,738	2,379,048
4.00%, 12/01/46 (Call 06/01/46)(b)	2,904	2,525,406
4.20%, 03/01/29 (Call 01/01/29)(b)	1,435	1,469,009
4.20%, 06/01/41 (Call 12/01/40)	3,012	2,763,390
4.25%, 08/01/23 (Call 07/01/23)	9,812	10,015,599
4.25%, 03/15/46 (Call 09/15/45)	2,092	1,883,323
4.30%, 03/15/45 (Call 09/15/44)	2,039	1,837,995
4.40%, 03/01/32 (Call 12/01/31)	4,490	4,591,654
4.45%, 04/15/42 (Call 10/15/41)	1,251	1,162,579
4.50%, 07/01/40 (Call 01/01/40)	7,158	6,772,399
4.55%, 07/01/30 (Call 01/01/30)	11,534	11,856,606
4.60%, 06/15/43 (Call 12/15/42)	1,131	1,078,861
4.65%, 08/01/28 (Call 05/01/28)	925	957,477
4.75%, 02/15/44 (Call 08/15/43)	1,370	1,310,405
4.95%, 07/01/50 (Call 01/01/50)	10,317	10,254,685
5.25%, 03/01/52 (Call 09/01/51)	1,370	1,442,637
PacifiCorp.
2.70%, 09/15/30 (Call 06/15/30)	1,385	1,365,610
2.90%, 06/15/52 (Call 12/15/51)	540	477,965
2.95%, 06/01/23 (Call 03/01/23)	1,084	1,099,534
3.30%, 03/15/51 (Call 09/15/50)	2,324	2,183,816
3.50%, 06/15/29 (Call 03/15/29)	2,295	2,402,934
3.60%, 04/01/24 (Call 01/01/24)	2,445	2,521,333
4.10%, 02/01/42 (Call 08/01/41)	1,386	1,441,842
4.13%, 01/15/49 (Call 07/15/48)	1,635	1,716,832
4.15%, 02/15/50 (Call 08/15/49)	1,496	1,583,366
5.25%, 06/15/35	869	1,033,980
5.75%, 04/01/37	337	412,808
6.00%, 01/15/39	2,938	3,726,442
6.10%, 08/01/36	1,980	2,517,233
6.25%, 10/15/37	2,345	3,030,678
6.35%, 07/15/38	680	883,850
7.70%, 11/15/31	50	68,761

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PECO Energy Co. 2.80%, 06/15/50 (Call 12/15/49)	$355	$312,712
2.85%, 09/15/51 (Call 03/15/51)	720	641,484
3.00%, 09/15/49 (Call 03/15/49)	1,050	964,887
3.05%, 03/15/51 (Call 09/15/50)	840	776,294
3.15%, 10/15/25 (Call 07/15/25)	835	859,073
3.70%, 09/15/47 (Call 03/15/47)	1,421	1,455,530
3.90%, 03/01/48 (Call 09/01/47)	2,470	2,627,240
4.15%, 10/01/44 (Call 04/01/44)	855	925,127
5.95%, 10/01/36	630	807,931
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/48	220	201,109
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	2,128	2,042,391
Potomac Electric Power Co. 3.60%, 03/15/24 (Call 12/15/23)	2,322	2,392,519
4.15%, 03/15/43 (Call 09/15/42)	2,069	2,245,631
6.50%, 11/15/37	135	183,751
PPL Capital Funding Inc. 3.10%, 05/15/26 (Call 02/15/26)	4,281	4,363,110
4.13%, 04/15/30 (Call 01/15/30)	375	406,725
PPL Electric Utilities Corp. 3.00%, 10/01/49 (Call 04/01/49)	1,762	1,620,036
3.95%, 06/01/47 (Call 12/01/46)	683	712,294
4.13%, 06/15/44 (Call 12/15/43)	801	860,010
4.15%, 10/01/45 (Call 04/01/45)	1,395	1,496,974
4.15%, 06/15/48 (Call 12/15/47)	2,115	2,301,162
4.75%, 07/15/43 (Call 01/15/43)	995	1,150,976
6.25%, 05/15/39	1,830	2,435,419
Progress Energy Inc. 6.00%, 12/01/39	2,922	3,613,287
7.00%, 10/30/31	1,115	1,427,546
7.75%, 03/01/31	1,799	2,391,663
Public Service Co. of Colorado 1.88%, 06/15/31 (Call 12/15/30)	285	263,343
3.60%, 09/15/42 (Call 03/15/42)	528	530,703
3.70%, 06/15/28 (Call 12/15/27)	1,760	1,864,474
3.80%, 06/15/47 (Call 12/15/46)	1,664	1,708,745
4.05%, 09/15/49 (Call 03/15/49)	2,041	2,179,257
4.10%, 06/15/48 (Call 12/15/47)	1,955	2,101,957
4.30%, 03/15/44 (Call 09/15/43)	1,381	1,503,660
Series 17, 6.25%, 09/01/37	789	1,073,277
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,354	1,276,010
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	2,699	2,510,205
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	1,340	1,148,259
Public Service Co. of New Hampshire 3.50%, 11/01/23 (Call 08/01/23)	237	242,392
3.60%, 07/01/49 (Call 01/01/49)	1,840	1,863,902
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	1,015	943,595
Series K, 3.15%, 08/15/51 (Call 02/15/51)	500	449,930
Public Service Electric & Gas Co. 0.95%, 03/15/26 (Call 02/15/26)	805	768,574
1.90%, 08/15/31 (Call 05/15/31)	1,585	1,471,134
2.05%, 08/01/50 (Call 02/01/50)	950	716,699
2.25%, 09/15/26 (Call 06/15/26)	1,179	1,176,277
2.38%, 05/15/23 (Call 02/15/23)	50	50,387
2.45%, 01/15/30 (Call 10/15/29)	3,537	3,476,022
2.70%, 05/01/50 (Call 11/01/49)	380	328,829
3.00%, 05/15/25 (Call 02/15/25)	438	446,677

Security	Par (000)	Value

Electric (continued)
3.00%, 05/15/27 (Call 02/15/27)	$1,709	$1,753,263
3.00%, 03/01/51 (Call 09/01/50)	85	77,950
3.15%, 01/01/50 (Call 07/01/49)	1,545	1,460,890
3.20%, 05/15/29 (Call 02/15/29)	1,395	1,434,702
3.20%, 08/01/49 (Call 02/01/49)	1,635	1,561,441
3.25%, 09/01/23 (Call 08/01/23)	1,200	1,224,360
3.60%, 12/01/47 (Call 06/01/47)	2,354	2,376,033
3.65%, 09/01/28 (Call 06/01/28)	1,923	2,030,169
3.65%, 09/01/42 (Call 03/01/42)	1,910	1,940,197
3.70%, 05/01/28 (Call 02/01/28)	1,544	1,637,813
3.80%, 01/01/43 (Call 07/01/42)	444	460,943
3.80%, 03/01/46 (Call 09/01/45)	2,318	2,413,733
3.85%, 05/01/49 (Call 11/01/48)	2,752	2,903,635
3.95%, 05/01/42 (Call 11/01/41)	200	215,060
4.05%, 05/01/48 (Call 11/01/47)	1,381	1,492,640
5.50%, 03/01/40	247	306,717
5.80%, 05/01/37	193	245,861
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	1,487	1,405,944
0.84%, 11/08/23 (Call 05/08/22)	9,010	8,842,144
1.60%, 08/15/30 (Call 05/15/30)	1,405	1,249,902
2.45%, 11/15/31 (Call 08/15/31)	20	18,941
2.88%, 06/15/24 (Call 05/15/24)	5,027	5,097,328
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	2,775	2,642,688
3.65%, 05/15/25 (Call 02/15/25)	1,918	1,982,560
4.10%, 06/15/30 (Call 03/15/30)	964	1,005,510
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	390	344,089
3.25%, 09/15/49 (Call 03/15/49)	2,773	2,585,157
4.22%, 06/15/48 (Call 12/15/47)	3,510	3,778,831
4.30%, 05/20/45 (Call 11/20/44)	987	1,073,293
5.76%, 10/01/39	1,320	1,638,925
5.80%, 03/15/40	870	1,094,069
6.27%, 03/15/37(b)	1,370	1,775,287
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,690	2,714,479
4.15%, 05/15/48 (Call 11/15/47)	1,555	1,669,028
4.50%, 08/15/40	453	508,597
6.00%, 06/01/39	940	1,197,334
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,403	1,433,263
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,560	2,554,163
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,964	2,078,364
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	1,796	1,687,701
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	2,900	2,635,607
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,110	994,715
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	2,925	2,988,385
3.40%, 02/01/28 (Call 11/01/27)	3,407	3,509,210
3.80%, 02/01/38 (Call 08/01/37)	3,427	3,487,761
4.00%, 02/01/48 (Call 08/01/47)	817	824,794
4.13%, 04/01/52 (Call 01/01/27)(a)	3,400	3,183,046
6.00%, 10/15/39	3,829	4,870,450
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	2,789	2,819,735
Southern California Edison Co.
0.70%, 04/03/23	306	302,683
1.10%, 04/01/24 (Call 04/01/23)	1,015	993,523
2.25%, 06/01/30 (Call 03/01/30)	1,412	1,320,644
2.75%, 02/01/32 (Call 11/01/31)	2,650	2,554,626

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$2,803	$2,764,375
3.45%, 02/01/52 (Call 08/01/51)	1,000	920,950
3.65%, 02/01/50 (Call 08/01/49)	4,449	4,204,572
4.00%, 04/01/47 (Call 10/01/46)	6,874	6,764,910
4.05%, 03/15/42 (Call 09/15/41)	1,547	1,531,747
4.50%, 09/01/40 (Call 03/01/40)	1,175	1,223,516
4.65%, 10/01/43 (Call 04/01/43)	1,603	1,713,094
5.50%, 03/15/40	2,768	3,193,165
5.63%, 02/01/36	1,574	1,829,256
6.00%, 01/15/34	994	1,218,972
6.05%, 03/15/39(b)	2,845	3,448,823
6.65%, 04/01/29	1,315	1,553,423
Series 04-G, 5.75%, 04/01/35	609	727,524
Series 05-E, 5.35%, 07/15/35	1,636	1,896,402
Series 06-E, 5.55%, 01/15/37	1,590	1,856,516
Series 08-A, 5.95%, 02/01/38	1,867	2,242,958
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,704	1,645,297
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,065	1,013,294
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	275	231,734
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,270	1,351,394
Series B, 3.65%, 03/01/28 (Call 12/01/27)	2,612	2,717,029
Series B, 4.88%, 03/01/49 (Call 09/01/48)	3,291	3,601,275
Series C, 3.50%, 10/01/23 (Call 07/01/23)	5,144	5,257,014
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,820	2,623,700
Series C, 4.13%, 03/01/48 (Call 09/01/47)	2,972	2,988,316
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,406	2,439,227
Series E, 3.70%, 08/01/25 (Call 06/01/25)	3,816	3,955,475
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,197	2,073,660
Series H, 3.65%, 06/01/51 (Call 12/01/50)	1,025	972,213
Series J, 0.70%, 08/01/23	25	24,619
Series K, 0.98%, 08/01/24	270	262,680
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	5,788	5,861,276
3.25%, 07/01/26 (Call 04/01/26)	9,523	9,736,315
4.25%, 07/01/36 (Call 01/01/36)	160	168,050
4.40%, 07/01/46 (Call 01/01/46)	5,806	6,079,869
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	845	820,512
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	370	343,874
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	580	543,686
Series A, 3.70%, 04/30/30 (Call 01/30/30)	3,825	3,944,378
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	965	927,143
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	765	721,739
4.15%, 12/01/25 (Call 09/01/25)	3,446	3,645,110
5.15%, 09/15/41	2,453	2,729,649
5.25%, 07/15/43	385	434,576
Series F, 4.95%, 12/15/46 (Call 06/15/46)	2,325	2,561,266
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	595	525,546
6.20%, 03/15/40	1,684	2,138,175
Series J, 3.90%, 04/01/45 (Call 10/01/44)	1,795	1,755,797
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,690	1,713,694
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,588	2,508,497
Series M, 4.10%, 09/15/28 (Call 06/15/28)	1,265	1,339,850
Series N, 1.65%, 03/15/26 (Call 02/15/26)	850	822,571
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	800	817,600
3.40%, 08/15/46 (Call 02/15/46)	1,048	1,011,058
3.70%, 08/15/47 (Call 02/15/47)	1,450	1,457,366
3.75%, 06/15/49 (Call 12/15/48)	1,393	1,443,246

Security	Par (000)	Value

Electric (continued)
4.50%, 08/15/41 (Call 02/15/41)	$2,031	$2,250,673
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	1,593	1,778,170
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	783	731,901
Tampa Electric Co. 2.40%, 03/15/31 (Call 12/15/30)	569	543,344
3.45%, 03/15/51 (Call 09/15/50)	120	116,590
3.63%, 06/15/50 (Call 12/15/49)	791	801,394
4.10%, 06/15/42 (Call 12/15/41)	1,011	1,067,020
4.30%, 06/15/48 (Call 12/15/47)	1,188	1,316,007
4.35%, 05/15/44 (Call 11/15/43)	2,500	2,735,200
4.45%, 06/15/49 (Call 12/15/48)	1,839	2,100,230
Toledo Edison Co. (The), 6.15%, 05/15/37	639	809,837
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,990	3,542,442
3.05%, 03/15/25 (Call 12/15/24)	260	264,872
3.25%, 05/15/32 (Call 02/15/32)	975	986,057
3.25%, 05/01/51 (Call 11/01/50)	1,100	998,965
4.00%, 06/15/50 (Call 12/15/49)	1,287	1,313,667
4.85%, 12/01/48 (Call 06/01/48)	1,092	1,257,777
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	1,630	1,539,535
2.63%, 03/15/51 (Call 09/15/50)	871	753,441
2.95%, 06/15/27 (Call 03/15/27)	2,568	2,622,031
2.95%, 03/15/30 (Call 12/15/29)	2,859	2,893,708
3.25%, 10/01/49 (Call 04/01/49)	2,601	2,496,518
3.50%, 04/15/24 (Call 01/15/24)	1,896	1,955,781
3.50%, 03/15/29 (Call 12/15/28)	1,884	1,971,757
3.65%, 04/15/45 (Call 10/15/44)	2,445	2,455,562
3.90%, 09/15/42 (Call 03/15/42)	750	779,370
4.00%, 04/01/48 (Call 10/01/47)	2,295	2,452,299
5.30%, 08/01/37	115	137,724
8.45%, 03/15/39	88	139,542
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	3,030	2,885,227
2.45%, 12/15/50 (Call 06/15/50)	2,905	2,381,809
2.95%, 11/15/51 (Call 05/15/51)	2,075	1,881,485
3.30%, 12/01/49 (Call 06/01/49)	1,415	1,362,376
3.45%, 02/15/24 (Call 11/15/23)	1,114	1,143,387
4.00%, 01/15/43 (Call 07/15/42)	1,235	1,306,568
4.45%, 02/15/44 (Call 08/15/43)	1,735	1,932,391
4.60%, 12/01/48 (Call 06/01/48)	2,530	2,945,426
6.35%, 11/30/37	1,502	2,023,404
8.88%, 11/15/38	1,808	2,964,071
Series A, 2.88%, 07/15/29 (Call 04/15/29)	946	954,429
Series A, 3.10%, 05/15/25 (Call 02/15/25)	2,602	2,662,210
Series A, 3.15%, 01/15/26 (Call 10/15/25)	4,272	4,385,721
Series A, 3.50%, 03/15/27 (Call 12/15/26)	2,127	2,228,968
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,025	3,207,256
Series A, 6.00%, 05/15/37	1,907	2,454,786
Series B, 2.95%, 11/15/26 (Call 08/15/26)	2,167	2,208,693
Series B, 3.80%, 09/15/47 (Call 03/15/47)	2,557	2,634,835
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,752	1,893,386
Series B, 6.00%, 01/15/36	1,124	1,431,200
Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,603	1,618,790
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,870	1,968,979
Series D, 4.65%, 08/15/43 (Call 02/15/43)	2,545	2,871,727
Virginia Electric and Power Co, 2.40%, 03/30/32 (Call 12/30/31)	1,000	954,340
WEC Energy Group Inc.
0.55%, 09/15/23	1,042	1,021,775

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
0.80%, 03/15/24 (Call 02/15/24)	$790	$770,914
1.38%, 10/15/27 (Call 08/15/27)	1,350	1,253,151
1.80%, 10/15/30 (Call 07/15/30)	513	462,434
3.55%, 06/15/25 (Call 03/15/25)	830	853,796
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	1,800	1,699,128
2.05%, 12/15/24 (Call 11/15/24)	1,370	1,369,657
4.30%, 10/15/48 (Call 04/15/48)	510	562,382
5.63%, 05/15/33	100	120,562
5.70%, 12/01/36	475	598,619
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	1,635	1,524,131
3.00%, 07/01/29 (Call 04/01/29)	1,903	1,920,793
3.05%, 10/15/27 (Call 07/15/27)	1,065	1,086,162
3.65%, 04/01/50 (Call 10/01/49)	1,585	1,604,749
6.38%, 08/15/37	240	317,050
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	1,205	1,058,086
3.30%, 09/01/49 (Call 03/01/49)	2,075	1,966,228
3.67%, 12/01/42	1,055	1,064,157
4.75%, 11/01/44 (Call 05/01/44)	2,308	2,671,233
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	514	503,273
1.75%, 03/15/27 (Call 02/15/27)	3,000	2,873,760
2.35%, 11/15/31 (Call 05/15/31)	3,035	2,862,521
2.60%, 12/01/29 (Call 06/01/29)	2,561	2,499,638
3.30%, 06/01/25 (Call 12/01/24)	2,539	2,595,061
3.35%, 12/01/26 (Call 06/01/26)	3,097	3,203,227
3.40%, 06/01/30 (Call 12/01/29)	2,305	2,373,827
3.50%, 12/01/49 (Call 06/01/49)	1,435	1,363,566
4.00%, 06/15/28 (Call 12/15/27)	3,771	3,996,091
6.50%, 07/01/36	689	909,384

		1,686,784,532

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	1,080	998,233
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	344	324,616
1.80%, 10/15/27 (Call 08/15/27)	2,251	2,170,392
1.95%, 10/15/30 (Call 07/15/30)	611	570,906
2.00%, 12/21/28 (Call 10/21/28)	2,200	2,123,858
2.20%, 12/21/31 (Call 09/21/31)	2,025	1,924,965
2.75%, 10/15/50 (Call 04/15/50)	2,260	1,946,402
2.80%, 12/21/51 (Call 06/21/51)	1,905	1,662,856
3.15%, 06/01/25 (Call 03/01/25)	3,640	3,749,054
5.25%, 11/15/39	1,300	1,580,007

		17,051,289

Electronics — 0.2%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	689	638,476
2.30%, 03/12/31 (Call 12/12/30)	3,370	3,151,557
2.75%, 09/15/29 (Call 06/15/29)	1,917	1,887,804
3.05%, 09/22/26 (Call 06/22/26)	2,871	2,934,593
3.88%, 07/15/23 (Call 04/15/23)	1,815	1,857,598
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,911	2,956,150
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,916	2,954,724
3.55%, 10/01/27 (Call 07/01/27)	1,442	1,478,584

Security	Par (000)	Value

Electronics (continued)
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	$846	$839,528
2.20%, 09/15/31 (Call 06/15/31)	2,095	1,937,100
2.80%, 02/15/30 (Call 11/15/29)	4,257	4,188,122
3.20%, 04/01/24 (Call 02/01/24)	1,750	1,785,875
4.35%, 06/01/29 (Call 03/01/29)	1,325	1,438,698
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	2,835	2,708,587
3.25%, 09/08/24 (Call 07/08/24)	2,189	2,225,031
3.88%, 01/12/28 (Call 10/12/27)(b)	1,320	1,373,381
4.00%, 04/01/25 (Call 01/01/25)	1,341	1,390,684
4.50%, 03/01/23 (Call 12/01/22)	1,687	1,721,162
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	3,060	2,913,977
4.63%, 04/15/26 (Call 01/15/26)	2,851	3,021,119
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,090	2,157,131
4.75%, 06/15/25 (Call 03/15/25)	3,257	3,453,625
4.88%, 06/15/29 (Call 03/15/29)	3,431	3,712,239
4.88%, 05/12/30 (Call 02/12/30)	1,934	2,088,449
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	4,981	5,129,633
4.30%, 06/15/46 (Call 12/15/45)	1,255	1,356,178
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	2,107	1,992,190
1.35%, 06/01/25 (Call 05/01/25)	3,274	3,198,763
1.75%, 09/01/31 (Call 06/01/31)	2,385	2,199,280
1.95%, 06/01/30 (Call 03/01/30)	2,166	2,043,058
2.30%, 08/15/24 (Call 07/15/24)	4,635	4,682,092
2.50%, 11/01/26 (Call 08/01/26)	8,182	8,289,102
2.70%, 08/15/29 (Call 05/15/29)	5,030	5,069,989
2.80%, 06/01/50 (Call 12/01/49)(b)	3,700	3,500,274
3.35%, 12/01/23	125	128,418
3.81%, 11/21/47 (Call 05/21/47)	3,635	4,006,751
5.38%, 03/01/41	730	948,613
5.70%, 03/15/36	285	368,767
5.70%, 03/15/37	933	1,209,737
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	500	474,695
3.15%, 08/15/27 (Call 05/15/27)	480	491,237
3.35%, 03/01/26 (Call 12/01/25)	1,600	1,648,544
3.50%, 02/15/28 (Call 11/15/27)	2,100	2,178,015
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	3,125	3,019,063
3.00%, 01/15/31 (Call 10/15/30)	3,961	3,791,786
3.60%, 01/15/30 (Call 10/15/29)	736	745,531
3.95%, 01/12/28 (Call 10/12/27)	2,710	2,832,709
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	2,106	2,107,727
4.55%, 10/30/24 (Call 07/30/24)	3,513	3,697,046
4.60%, 04/06/27 (Call 01/06/27)	4,253	4,643,298
Legrand France SA, 8.50%, 02/15/25	2,757	3,244,217
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(c)	305	295,951
1.75%, 08/09/26 (Call 07/09/26)(c)	4,006	3,804,458
2.38%, 08/09/28 (Call 06/09/28)(c)	3,000	2,795,160
2.65%, 08/09/31 (Call 05/09/31)(c)	1,830	1,644,401
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	2,211	2,268,353
4.75%, 12/01/24 (Call 09/01/24)	3,210	3,386,390

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
4.90%, 06/15/28 (Call 03/15/28)	$2,122	$2,285,245
Tyco Electronics Group SA 2.50%, 02/04/32 (Call 11/04/31)	150	145,866
3.13%, 08/15/27 (Call 05/15/27)	3,430	3,523,673
3.45%, 08/01/24 (Call 05/01/24)	679	697,095
3.70%, 02/15/26 (Call 11/15/25)	1,319	1,382,549
7.13%, 10/01/37	366	522,677
Vontier Corp 1.80%, 04/01/26 (Call 03/01/26)	1,330	1,242,326
2.40%, 04/01/28 (Call 02/01/28)	1,140	1,046,668
2.95%, 04/01/31 (Call 01/01/31)	1,980	1,798,216

		154,649,935

Environmental Control — 0.1%
Nature Conservancy (The), 3.96%, 03/01/52
(Call 09/01/51)	733	760,568
Republic Services Inc. 0.88%, 11/15/25 (Call 10/15/25)	1,355	1,279,269
1.45%, 02/15/31 (Call 11/15/30)	3,688	3,257,094
1.75%, 02/15/32 (Call 11/15/31)	1,010	900,667
2.30%, 03/01/30 (Call 12/01/29)	2,150	2,048,971
2.38%, 03/15/33 (Call 12/15/32)	2,345	2,179,748
2.50%, 08/15/24 (Call 07/15/24)	3,018	3,047,607
2.90%, 07/01/26 (Call 04/01/26)	1,529	1,555,176
3.05%, 03/01/50 (Call 09/01/49)	2,010	1,853,642
3.20%, 03/15/25 (Call 12/15/24)	3,390	3,469,699
3.38%, 11/15/27 (Call 08/15/27)	2,620	2,706,486
3.95%, 05/15/28 (Call 02/15/28)	3,296	3,504,835
4.75%, 05/15/23 (Call 02/15/23)	1,841	1,894,849
5.70%, 05/15/41 (Call 11/15/40)	136	171,216
6.20%, 03/01/40	280	370,454
Waste Connections Inc. 2.20%, 01/15/32 (Call 10/15/31)	3,052	2,832,073
2.60%, 02/01/30 (Call 11/01/29)	2,687	2,608,889
2.95%, 01/15/52 (Call 07/15/51)	2,315	2,014,883
3.05%, 04/01/50 (Call 10/01/49)	701	621,240
3.50%, 05/01/29 (Call 02/01/29)	2,431	2,515,234
4.25%, 12/01/28 (Call 09/01/28)	2,722	2,930,451
Waste Management Inc. 0.75%, 11/15/25 (Call 10/15/25)	818	773,035
1.15%, 03/15/28 (Call 01/15/28)	1,055	963,764
1.50%, 03/15/31 (Call 12/15/30)	473	423,430
2.00%, 06/01/29 (Call 04/01/29)	1,480	1,409,567
2.40%, 05/15/23 (Call 03/15/23)	1,021	1,028,780
2.50%, 11/15/50 (Call 05/15/50)	125	104,476
2.95%, 06/01/41 (Call 12/01/40)	3,190	2,988,392
3.13%, 03/01/25 (Call 12/01/24)	345	355,095
3.15%, 11/15/27 (Call 08/15/27)	3,423	3,522,233
4.15%, 07/15/49 (Call 01/15/49)	2,637	2,949,089

		57,040,912

Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,435	1,792,301
Bestfoods, Series E, 7.25%, 12/15/26	1,052	1,290,657
Campbell Soup Co. 2.38%, 04/24/30 (Call 01/24/30)(b)	2,861	2,722,985
3.13%, 04/24/50 (Call 10/24/49)	1,720	1,507,580
3.30%, 03/19/25 (Call 12/19/24)	2,204	2,254,273
3.65%, 03/15/23 (Call 02/15/23)	2,536	2,583,119
3.95%, 03/15/25 (Call 01/15/25)	4,157	4,337,248
4.15%, 03/15/28 (Call 12/15/27)	3,472	3,707,506

Security	Par (000)	Value

Food (continued)
4.80%, 03/15/48 (Call 09/15/47)	$2,290	$2,606,043
Conagra Brands Inc. 0.50%, 08/11/23 (Call 08/11/22)	445	436,492
1.38%, 11/01/27 (Call 09/01/27)	1,088	1,000,253
4.30%, 05/01/24 (Call 04/01/24)	4,990	5,179,919
4.60%, 11/01/25 (Call 09/01/25)	3,011	3,204,999
4.85%, 11/01/28 (Call 08/01/28)	3,115	3,421,827
5.30%, 11/01/38 (Call 05/01/38)	3,841	4,428,596
5.40%, 11/01/48 (Call 05/01/48)	3,858	4,672,655
7.00%, 10/01/28	3,773	4,633,319
8.25%, 09/15/30	2,805	3,810,985
Flowers Foods Inc. 2.40%, 03/15/31 (Call 12/15/30)	1,665	1,570,378
3.50%, 10/01/26 (Call 07/01/26)	1,552	1,618,053
General Mills Inc. 2.25%, 10/14/31 (Call 07/14/31)	2,633	2,475,520
2.88%, 04/15/30 (Call 01/15/30)	2,959	2,956,426
3.00%, 02/01/51 (Call 08/01/50)	7,334	6,641,450
3.20%, 02/10/27 (Call 11/10/26)	2,847	2,930,446
3.65%, 02/15/24 (Call 11/15/23)	3,362	3,462,860
3.70%, 10/17/23 (Call 09/17/23)	2,735	2,814,124
4.00%, 04/17/25 (Call 02/17/25)	3,870	4,050,071
4.20%, 04/17/28 (Call 01/17/28)	4,998	5,383,646
4.70%, 04/17/48 (Call 10/17/47)	10	11,795
5.40%, 06/15/40	282	345,845
Hershey Co. (The) 0.90%, 06/01/25 (Call 05/01/25)	1,511	1,454,504
1.70%, 06/01/30 (Call 03/01/30)	1,137	1,059,957
2.05%, 11/15/24 (Call 10/15/24)	1,255	1,261,815
2.30%, 08/15/26 (Call 05/15/26)	4,117	4,148,372
2.45%, 11/15/29 (Call 08/15/29)	1,373	1,367,481
2.65%, 06/01/50 (Call 12/01/49)(b)	620	554,900
3.13%, 11/15/49 (Call 05/15/49)	1,734	1,698,401
3.20%, 08/21/25 (Call 05/21/25)	878	907,071
3.38%, 05/15/23 (Call 04/15/23)	2,825	2,886,359
Hormel Foods Corp. 0.65%, 06/03/24 (Call 06/03/22)	222	216,199
1.70%, 06/03/28 (Call 04/03/28)	5,140	4,909,471
1.80%, 06/11/30 (Call 03/11/30)	377	352,107
3.05%, 06/03/51 (Call 12/03/50)	3,955	3,767,493
Ingredion Inc. 2.90%, 06/01/30 (Call 03/01/30)	1,078	1,062,595
3.20%, 10/01/26 (Call 07/01/26)	3,145	3,229,821
3.90%, 06/01/50 (Call 12/01/49)	1,820	1,852,924
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(c)	50	47,443
4.38%, 02/02/52 (Call 08/02/51)(c)	25	22,200
JM Smucker Co. (The) 2.13%, 03/15/32 (Call 12/15/31)	2,175	1,990,038
2.38%, 03/15/30 (Call 12/15/29)	1,915	1,823,559
2.75%, 09/15/41 (Call 03/15/41)	580	503,017
3.38%, 12/15/27 (Call 09/15/27)	2,535	2,628,618
3.50%, 03/15/25	5,420	5,608,182
3.55%, 03/15/50 (Call 09/15/49)	2,063	1,962,697
4.25%, 03/15/35	2,032	2,193,056
4.38%, 03/15/45	1,846	1,996,726
Kellogg Co. 2.10%, 06/01/30 (Call 03/01/30)	590	554,742
2.65%, 12/01/23	4,257	4,318,514

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.25%, 04/01/26	$2,896	$2,973,005
3.40%, 11/15/27 (Call 08/15/27)	1,741	1,804,094
4.30%, 05/15/28 (Call 02/15/28)	2,914	3,164,458
4.50%, 04/01/46	1,589	1,795,951
Series B, 7.45%, 04/01/31	4,163	5,558,479
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,020	1,315,780
Kroger Co. (The) 1.70%, 01/15/31 (Call 10/15/30)	2,555	2,314,217
2.20%, 05/01/30 (Call 02/01/30)	1,823	1,725,378
2.65%, 10/15/26 (Call 07/15/26)	3,627	3,660,840
3.50%, 02/01/26 (Call 11/01/25)	2,941	3,062,169
3.70%, 08/01/27 (Call 05/01/27)	2,260	2,381,136
3.85%, 08/01/23 (Call 05/01/23)	3,730	3,821,870
3.88%, 10/15/46 (Call 04/15/46)	2,756	2,772,591
3.95%, 01/15/50 (Call 07/15/49)	2,681	2,757,167
4.00%, 02/01/24 (Call 11/01/23)	3,199	3,310,197
4.45%, 02/01/47 (Call 08/01/46)	1,401	1,522,467
4.50%, 01/15/29 (Call 10/15/28)	1,901	2,089,655
4.65%, 01/15/48 (Call 07/15/47)	1,564	1,750,820
5.00%, 04/15/42 (Call 10/15/41)	1,276	1,473,576
5.15%, 08/01/43 (Call 02/01/43)	2,235	2,597,271
5.40%, 07/15/40 (Call 01/15/40)	808	966,820
5.40%, 01/15/49 (Call 07/15/48)	2,867	3,555,969
6.90%, 04/15/38	1,515	2,051,658
7.50%, 04/01/31	1,178	1,586,318
McCormick & Co. Inc./MD 0.90%, 02/15/26 (Call 01/15/26)	2,950	2,781,525
1.85%, 02/15/31 (Call 11/15/30)	1,730	1,573,470
2.50%, 04/15/30 (Call 01/15/30)	2,400	2,312,976
3.15%, 08/15/24 (Call 06/15/24)	3,865	3,958,688
3.40%, 08/15/27 (Call 05/15/27)	4,015	4,177,567
4.20%, 08/15/47 (Call 02/15/47)(b)	925	1,021,949
Mondelez International Inc. 1.50%, 05/04/25 (Call 04/04/25)	3,745	3,647,780
1.50%, 02/04/31 (Call 11/04/30)	2,561	2,263,847
1.88%, 10/15/32 (Call 07/15/32)	2,009	1,806,392
2.63%, 09/04/50 (Call 03/04/50)	3,410	2,874,528
2.75%, 04/13/30 (Call 01/13/30)	4,372	4,308,387
3.63%, 02/13/26 (Call 12/13/25)	3,112	3,240,837
4.13%, 05/07/28 (Call 02/07/28)	3,225	3,488,805
Sysco Corp. 2.40%, 02/15/30 (Call 11/15/29)	2,869	2,741,616
2.45%, 12/14/31 (Call 09/14/31)	1,250	1,189,862
3.15%, 12/14/51 (Call 06/14/51)	1,000	872,760
3.25%, 07/15/27 (Call 04/15/27)	4,225	4,354,454
3.30%, 07/15/26 (Call 04/15/26)	3,050	3,141,866
3.30%, 02/15/50 (Call 08/15/49)	1,779	1,596,759
3.75%, 10/01/25 (Call 07/01/25)	5,580	5,820,163
4.45%, 03/15/48 (Call 09/15/47)	2,533	2,698,000
4.50%, 04/01/46 (Call 10/01/45)	410	435,699
4.85%, 10/01/45 (Call 04/01/45)	2,280	2,502,596
5.38%, 09/21/35	1,904	2,275,623
5.95%, 04/01/30 (Call 01/01/30)	4,403	5,256,918
6.60%, 04/01/40 (Call 10/01/39)	455	608,562
6.60%, 04/01/50 (Call 10/01/49)	4,922	6,824,107
Tyson Foods Inc. 3.55%, 06/02/27 (Call 03/02/27)	6,153	6,394,567
3.90%, 09/28/23 (Call 08/28/23)	1,986	2,042,124
3.95%, 08/15/24 (Call 05/15/24)	4,266	4,430,796
4.00%, 03/01/26 (Call 01/01/26)	3,586	3,753,430

Security	Par (000)	Value

Food (continued)
4.35%, 03/01/29 (Call 12/01/28)	$3,614	$3,914,034
4.55%, 06/02/47 (Call 12/02/46)	1,666	1,850,343
4.88%, 08/15/34 (Call 02/15/34)	4,211	4,808,836
5.10%, 09/28/48 (Call 03/28/48)	4,365	5,233,504
5.15%, 08/15/44 (Call 02/15/44)	2,461	2,930,263

		315,375,152

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 3.88%, 11/02/27 (Call 08/02/27)	2,613	2,678,848
4.50%, 08/01/24 (Call 05/01/24)	2,135	2,208,572
5.50%, 11/02/47 (Call 05/02/47)(b)	1,430	1,484,197
Fibria Overseas Finance Ltd. 4.00%, 01/14/25 (Call 11/14/24)	522	536,277
5.50%, 01/17/27	2,869	3,084,921
Georgia-Pacific LLC 7.75%, 11/15/29	1,295	1,724,526
8.00%, 01/15/24	3,334	3,707,975
8.88%, 05/15/31	2,065	2,996,067
International Paper Co. 4.35%, 08/15/48 (Call 02/15/48)	646	703,016
4.40%, 08/15/47 (Call 02/15/47)	3,248	3,560,912
4.80%, 06/15/44 (Call 12/15/43)	3,525	3,988,467
5.15%, 05/15/46 (Call 11/15/45)	300	359,400
6.00%, 11/15/41 (Call 05/15/41)	2,614	3,288,882
7.30%, 11/15/39	2,111	2,974,990
Suzano Austria GmbH 2.50%, 09/15/28 (Call 07/15/28)	1,540	1,409,008
3.13%, 01/15/32 (Call 10/15/31)	210	186,522
3.75%, 01/15/31 (Call 10/15/30)	635	599,376
5.00%, 01/15/30 (Call 10/15/29)	3,896	4,007,465
6.00%, 01/15/29 (Call 10/15/28)	6,147	6,754,262

		46,253,683

Gas — 0.1%
Atmos Energy Corp. 1.50%, 01/15/31 (Call 10/15/30)	1,520	1,344,182
2.63%, 09/15/29 (Call 06/15/29)	570	558,401
2.85%, 02/15/52 (Call 08/15/51)	455	393,580
3.00%, 06/15/27 (Call 03/15/27)	2,055	2,112,191
3.38%, 09/15/49 (Call 03/15/49)	2,661	2,525,129
4.13%, 10/15/44 (Call 04/15/44)	1,641	1,718,143
4.13%, 03/15/49 (Call 09/15/48)	2,344	2,515,417
4.15%, 01/15/43 (Call 07/15/42)	2,489	2,596,848
4.30%, 10/01/48 (Call 04/01/48)	1,463	1,590,413
5.50%, 06/15/41 (Call 12/15/40)	2,396	2,888,498
CenterPoint Energy Resources Corp. 1.75%, 10/01/30 (Call 07/01/30)	2,000	1,805,960
4.00%, 04/01/28 (Call 01/01/28)	2,029	2,136,050
4.10%, 09/01/47 (Call 03/01/47)	1,883	1,955,270
5.85%, 01/15/41 (Call 07/15/40)	878	1,094,427
Eastern Energy Gas Holdings LLC 3.55%, 11/01/23 (Call 08/01/23)	3,592	3,672,928
3.60%, 12/15/24 (Call 09/15/24)	501	517,157
Series A, 2.50%, 11/15/24 (Call 10/15/24)	4,481	4,490,545
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	755	715,702
3.75%, 03/01/23 (Call 12/01/22)	690	699,260
3.95%, 09/15/27 (Call 06/15/27)	494	505,970
4.75%, 09/01/28 (Call 06/01/28)	1,973	2,067,704
5.20%, 07/15/25 (Call 04/15/25)	1,597	1,702,610

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
5.50%, 01/15/26 (Call 12/15/25)	$1,565	$1,696,820
NiSource Inc. 0.95%, 08/15/25 (Call 07/15/25)	4,844	4,580,438
1.70%, 02/15/31 (Call 11/15/30)	2,970	2,614,016
2.95%, 09/01/29 (Call 06/01/29)	3,474	3,420,431
3.49%, 05/15/27 (Call 02/15/27)	1,514	1,564,446
3.60%, 05/01/30 (Call 02/01/30)	3,794	3,880,389
3.95%, 03/30/48 (Call 09/30/47)	3,106	3,047,452
4.38%, 05/15/47 (Call 11/15/46)	2,001	2,097,008
4.80%, 02/15/44 (Call 08/15/43)	2,849	3,099,712
5.25%, 02/15/43 (Call 08/15/42)	1,055	1,197,784
5.65%, 02/01/45 (Call 08/01/44)	2,432	2,883,355
5.95%, 06/15/41 (Call 12/15/40)	2,215	2,735,591
ONE Gas Inc. 1.10%, 03/11/24 (Call 03/16/22)	610	596,330
2.00%, 05/15/30 (Call 02/15/30)	177	165,414
3.61%, 02/01/24 (Call 11/01/23)	828	847,905
4.50%, 11/01/48 (Call 05/01/48)	1,707	1,908,631
4.66%, 02/01/44 (Call 08/01/43)	1,208	1,371,901
Piedmont Natural Gas Co. Inc. 2.50%, 03/15/31 (Call 12/15/30)	2,025	1,917,007
3.35%, 06/01/50 (Call 12/01/49)	2,330	2,146,722
3.50%, 06/01/29 (Call 03/01/29)	4,604	4,729,367
3.64%, 11/01/46 (Call 05/01/46)	1,942	1,837,870
4.65%, 08/01/43 (Call 02/01/43)	730	826,922
Southern California Gas Co. 3.15%, 09/15/24 (Call 06/15/24)	3,440	3,525,346
3.20%, 06/15/25 (Call 03/15/25)	1,227	1,260,362
3.75%, 09/15/42 (Call 03/15/42)	910	916,961
5.13%, 11/15/40	2,005	2,398,461
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,297	3,331,157
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,914	2,043,482
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	1,605	1,762,707
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	1,537	1,622,181
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,078	2,024,367
Southern Co. Gas Capital Corp. 2.45%, 10/01/23 (Call 08/01/23)	1,518	1,531,708
3.25%, 06/15/26 (Call 03/15/26)	1,265	1,299,281
3.95%, 10/01/46 (Call 04/01/46)	2,188	2,154,392
4.40%, 06/01/43 (Call 12/01/42)	1,790	1,858,127
4.40%, 05/30/47 (Call 11/30/46)	1,783	1,878,070
5.88%, 03/15/41 (Call 09/15/40)	1,790	2,247,470
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	2,284	2,029,265
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	1,530	1,347,792
Southwest Gas Corp. 2.20%, 06/15/30 (Call 03/15/30)	1,353	1,256,761
3.18%, 08/15/51 (Call 02/15/51)	1,745	1,528,149
3.70%, 04/01/28 (Call 01/01/28)	1,833	1,915,448
3.80%, 09/29/46 (Call 03/29/46)	1,366	1,358,569
4.15%, 06/01/49 (Call 12/01/48)	1,709	1,769,088
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	295	282,132
Washington Gas Light Co. 3.65%, 09/15/49 (Call 03/15/49)	990	1,011,889
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,686	1,757,773

		132,882,834

Hand & Machine Tools — 0.0%
Kennametal Inc. 2.80%, 03/01/31 (Call 12/01/30)	1,325	1,260,035
4.63%, 06/15/28 (Call 03/15/28)	634	681,157

Security	Par (000)	Value

Hand & Machine Tools (continued)
Snap-on Inc. 3.10%, 05/01/50 (Call 11/01/49)	$1,234	$1,163,082
3.25%, 03/01/27 (Call 12/01/26)	1,600	1,672,608
4.10%, 03/01/48 (Call 09/01/47)	490	542,734
Stanley Black & Decker Inc. 2.30%, 03/15/30 (Call 12/15/29)	3,630	3,494,637
2.75%, 11/15/50 (Call 05/15/50)	1,650	1,413,621
3.00%, 05/15/32 (Call 02/15/32)	1,435	1,441,902
3.40%, 03/01/26 (Call 01/01/26)	3,120	3,244,145
4.00%, 03/15/60 (Call 03/15/25)(a)	2,755	2,674,747
4.25%, 11/15/28 (Call 08/15/28)	1,586	1,731,119
4.85%, 11/15/48 (Call 05/15/48)	1,362	1,655,007
5.20%, 09/01/40	2,368	2,859,052

		23,833,846

Health Care - Products — 0.3%
Abbott Laboratories 1.15%, 01/30/28 (Call 11/30/27)	4,550	4,266,626
1.40%, 06/30/30 (Call 03/30/30)	2,923	2,675,071
2.95%, 03/15/25 (Call 12/15/24)	4,080	4,185,713
3.40%, 11/30/23 (Call 09/30/23)	4,326	4,448,123
3.75%, 11/30/26 (Call 08/30/26)	5,057	5,394,555
3.88%, 09/15/25 (Call 06/15/25)	3,079	3,252,132
4.75%, 11/30/36 (Call 05/30/36)	6,318	7,527,265
4.75%, 04/15/43 (Call 10/15/42)	2,735	3,243,765
4.90%, 11/30/46 (Call 05/30/46)	7,647	9,447,639
5.30%, 05/27/40	3,400	4,255,032
6.00%, 04/01/39	2,785	3,718,059
6.15%, 11/30/37	1,930	2,636,592
Baxter International Inc. 0.87%, 12/01/23(c)	530	520,391
1.32%, 11/29/24(c)	466	453,376
1.73%, 04/01/31 (Call 01/01/31)	365	329,584
1.92%, 02/01/27 (Call 01/01/27)(c)	8,655	8,396,562
2.27%, 12/01/28 (Call 10/01/28)(c)	5,825	5,611,164
2.54%, 02/01/32 (Call 11/01/31)(c)	810	776,369
2.60%, 08/15/26 (Call 05/15/26)	4,527	4,553,709
3.13%, 12/01/51 (Call 06/01/51)(c)	2,025	1,823,148
3.50%, 08/15/46 (Call 02/15/46)	403	389,338
3.95%, 04/01/30 (Call 01/01/30)	3,595	3,868,903
Boston Scientific Corp. 1.90%, 06/01/25 (Call 05/01/25)	2,440	2,398,227
2.65%, 06/01/30 (Call 03/01/30)	1,841	1,787,077
3.45%, 03/01/24 (Call 02/01/24)	4,048	4,151,750
3.75%, 03/01/26 (Call 01/01/26)	5,387	5,631,785
3.85%, 05/15/25	4,875	5,090,329
4.00%, 03/01/28 (Call 12/01/27)	331	355,150
4.00%, 03/01/29 (Call 12/01/28)	1,462	1,555,246
4.55%, 03/01/39 (Call 09/01/38)	2,675	2,959,968
4.70%, 03/01/49 (Call 09/01/48)	3,707	4,224,571
6.75%, 11/15/35	1,083	1,437,661
7.38%, 01/15/40	1,601	2,369,704
Danaher Corp. 2.60%, 10/01/50 (Call 04/01/50)	4,746	4,042,833
2.80%, 12/10/51 (Call 06/10/51)	3,850	3,407,212
3.35%, 09/15/25 (Call 06/15/25)	886	917,134
4.38%, 09/15/45 (Call 03/15/45)	2,863	3,206,846
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	1,877	1,888,581
DH Europe Finance II Sarl 2.20%, 11/15/24 (Call 10/15/24)	2,832	2,833,869

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
2.60%, 11/15/29 (Call 08/15/29)	$2,681	$2,632,715
3.25%, 11/15/39 (Call 05/15/39)	3,312	3,243,972
3.40%, 11/15/49 (Call 05/15/49)	1,440	1,408,781
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	2,236	2,422,348
Koninklijke Philips NV
5.00%, 03/15/42	3,357	3,945,952
6.88%, 03/11/38	2,190	2,993,051
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,331	3,471,302
Medtronic Inc.
3.50%, 03/15/25	4,040	4,213,437
4.38%, 03/15/35	6,800	7,790,828
4.63%, 03/15/45	6,367	7,499,753
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	25	24,514
0.85%, 09/15/24 (Call 09/15/22)	310	299,556
1.90%, 09/15/28 (Call 07/15/28)	3,125	2,933,469
2.25%, 09/15/31 (Call 06/15/31)	1,685	1,541,842
2.55%, 03/15/31 (Call 12/15/30)	700	666,631
3.30%, 09/15/29 (Call 06/15/29)	5,258	5,292,861
3.63%, 03/15/51 (Call 09/15/50)	400	384,576
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	7,495	6,782,226
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	3,066	2,912,424
3.75%, 03/15/51 (Call 09/15/50)	2,500	2,397,750
Stryker Corp.
0.60%, 12/01/23 (Call 03/11/22)	1,147	1,122,431
1.15%, 06/15/25 (Call 05/15/25)	680	655,207
1.95%, 06/15/30 (Call 03/15/30)	2,703	2,502,221
2.90%, 06/15/50 (Call 12/15/49)	1,456	1,283,304
3.38%, 05/15/24 (Call 02/15/24)	4,340	4,445,549
3.38%, 11/01/25 (Call 08/01/25)	2,688	2,774,742
3.50%, 03/15/26 (Call 12/15/25)	4,229	4,392,831
3.65%, 03/07/28 (Call 12/07/27)	3,582	3,746,879
4.10%, 04/01/43 (Call 10/01/42)	3,725	3,998,154
4.38%, 05/15/44 (Call 11/15/43)	2,533	2,819,888
4.63%, 03/15/46 (Call 09/15/45)	1,816	2,077,522
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	85	83,814
1.22%, 10/18/24 (Call 10/18/22)	25	24,446
1.75%, 10/15/28 (Call 08/15/28)	2,645	2,506,296
2.00%, 10/15/31 (Call 07/15/31)	2,130	1,977,535
2.60%, 10/01/29 (Call 07/01/29)	3,496	3,455,027
2.80%, 10/15/41 (Call 04/15/41)	680	625,172
4.10%, 08/15/47 (Call 02/15/47)	2,869	3,185,594
5.30%, 02/01/44 (Call 08/01/43)	3,479	4,397,073
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	140	136,829
2.60%, 11/24/31 (Call 08/24/31)	5,185	4,895,833
3.05%, 01/15/26 (Call 12/15/25)	2,408	2,445,517
4.45%, 08/15/45 (Call 02/15/45)	1,644	1,765,837
5.75%, 11/30/39	218	270,117

		248,476,865

Health Care - Services — 0.7%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	1,139	1,022,207
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	608	612,207
3.63%, 03/01/49 (Call 09/01/48)	2,601	2,690,578

Security	Par (000)	Value

Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	$2,017	$2,002,599
3.83%, 08/15/28 (Call 05/15/28)	1,186	1,273,468
4.27%, 08/15/48 (Call 02/15/48)	1,861	2,119,121
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(b)	455	438,151
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	1,622	1,530,795
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	5,040	5,104,966
3.50%, 11/15/24 (Call 08/15/24)	4,180	4,303,185
3.88%, 08/15/47 (Call 02/15/47)	700	705,880
4.13%, 11/15/42 (Call 05/15/42)	3,419	3,505,569
4.50%, 05/15/42 (Call 11/15/41)	1,401	1,503,609
4.75%, 03/15/44 (Call 09/15/43)	2,314	2,578,490
6.63%, 06/15/36	3,141	4,182,838
6.75%, 12/15/37	2,713	3,676,712
AHS Hospital Corp.
5.02%, 07/01/45	651	802,963
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	776	667,740
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	195	174,519
Series 2019, 3.89%, 04/15/49	2,783	2,961,808
Anthem Inc.
0.45%, 03/15/23	640	633,107
1.50%, 03/15/26 (Call 02/15/26)	3,505	3,390,492
2.25%, 05/15/30 (Call 02/15/30)	2,434	2,305,339
2.38%, 01/15/25 (Call 12/15/24)	2,235	2,245,750
2.55%, 03/15/31 (Call 12/15/30)	4,060	3,911,323
2.88%, 09/15/29 (Call 06/15/29)	2,712	2,708,122
3.13%, 05/15/50 (Call 11/15/49)	571	519,325
3.35%, 12/01/24 (Call 10/01/24)	5,199	5,351,851
3.50%, 08/15/24 (Call 05/15/24)	4,543	4,673,657
3.60%, 03/15/51 (Call 09/15/50)	5,693	5,603,335
3.65%, 12/01/27 (Call 09/01/27)	6,923	7,262,642
3.70%, 09/15/49 (Call 03/15/49)	3,657	3,638,057
4.10%, 03/01/28 (Call 12/01/27)	3,528	3,774,431
4.38%, 12/01/47 (Call 06/01/47)	4,588	5,044,506
4.55%, 03/01/48 (Call 09/01/47)	3,425	3,862,372
4.63%, 05/15/42	1,439	1,614,443
4.65%, 01/15/43	3,525	3,960,337
4.65%, 08/15/44 (Call 02/15/44)	3,877	4,358,601
5.10%, 01/15/44	4,303	5,115,449
5.85%, 01/15/36	994	1,247,997
5.95%, 12/15/34	330	413,876
6.38%, 06/15/37	495	653,608
Ascension Health
3.95%, 11/15/46	3,025	3,354,392
4.85%, 11/15/53(b)	3,980	5,131,135
Series B, 2.53%, 11/15/29 (Call 08/15/29)	2,124	2,124,552
Series B, 3.11%, 11/15/39 (Call 05/15/39)	971	961,203
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	938	869,967
2.34%, 01/01/30 (Call 10/01/29)	1,871	1,814,458
2.91%, 01/01/42 (Call 07/01/41)	140	130,519
2.91%, 01/01/51 (Call 07/01/50)	1,502	1,377,755
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	1,558	1,503,392
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(b)	485	424,453
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	523	519,281

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	$2,394	$2,616,522
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	425	463,696
4.19%, 11/15/45 (Call 05/15/45)	1,208	1,338,367
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	1,081	994,379
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	4,550	4,111,107
Beth Israel Lahey Health Inc., 3.08%, 07/01/51 (Call 01/01/51)	600	535,530
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	1,713	1,711,544
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	3,982	4,159,398
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,120	1,040,211
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	1,540	1,431,199
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	1,540	1,436,373
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	1,075	1,020,702
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	1,801	1,514,173
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,703	1,931,355
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	455	389,516
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,238	1,383,341
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	1,203	1,062,466
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	921	806,971
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,435	1,535,120
City of Hope
Series 2013, 5.62%, 11/15/43	545	703,688
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	577	664,087
CommonSpirit Health 1.55%, 10/01/25 (Call 07/01/25)	1,828	1,763,563
2.76%, 10/01/24 (Call 07/01/24)	264	266,257
2.78%, 10/01/30 (Call 04/01/30)	1,872	1,821,025
3.35%, 10/01/29 (Call 04/01/29)	3,045	3,080,413
3.82%, 10/01/49 (Call 04/01/49)	3,372	3,441,295
3.91%, 10/01/50 (Call 04/01/50)	1,304	1,316,062
4.19%, 10/01/49 (Call 04/01/49)	2,966	3,126,728
4.35%, 11/01/42	4,033	4,214,203
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	1,370	1,238,932
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	1,875	1,801,369
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	2,517	2,703,334
Dignity Health 4.50%, 11/01/42	1,030	1,130,137
5.27%, 11/01/64	1,455	1,810,762
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,686	1,848,665
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	160	164,547

Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc. 4.21%, 07/01/48 (Call 01/01/48)	$1,291	$1,465,711
4.50%, 07/01/57 (Call 01/01/57)	1,710	2,071,066
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	2,686	2,409,825
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	2,082	1,911,547
Hartford HealthCare Corp., 3.45%, 07/01/54	2,230	2,162,319
HCA Inc. 2.38%, 07/15/31 (Call 04/15/31)	4,275	3,940,096
3.50%, 07/15/51 (Call 01/15/51)	3,625	3,220,885
4.13%, 06/15/29 (Call 03/15/29)	8,099	8,500,548
4.50%, 02/15/27 (Call 08/15/26)	4,691	4,967,769
4.75%, 05/01/23	2,801	2,885,058
5.00%, 03/15/24	2,308	2,425,754
5.13%, 06/15/39 (Call 12/15/38)	5,045	5,629,715
5.25%, 04/15/25	1,028	1,103,918
5.25%, 06/15/26 (Call 12/15/25)	5,533	5,995,005
5.25%, 06/15/49 (Call 12/15/48)	4,658	5,300,385
5.50%, 06/15/47 (Call 12/15/46)	6,052	7,082,958
Humana Inc. 0.65%, 08/03/23 (Call 03/08/22)	95	93,534
1.35%, 02/03/27 (Call 01/03/27)	4,245	3,998,960
2.15%, 02/03/32 (Call 11/03/31)	2,750	2,527,167
3.13%, 08/15/29 (Call 05/15/29)	2,902	2,917,903
3.85%, 10/01/24 (Call 07/01/24)	4,579	4,749,018
3.95%, 03/15/27 (Call 12/15/26)	2,057	2,174,969
3.95%, 08/15/49 (Call 02/15/49)	1,602	1,642,675
4.50%, 04/01/25 (Call 03/01/25)	2,433	2,584,211
4.63%, 12/01/42 (Call 06/01/42)	1,685	1,883,409
4.80%, 03/15/47 (Call 09/15/46)	1,410	1,622,078
4.88%, 04/01/30 (Call 01/01/30)	2,784	3,129,773
4.95%, 10/01/44 (Call 04/01/44)	2,781	3,240,644
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	100	117,806
Indiana University Health Inc. Obligated Group 3.97%, 11/01/48 (Call 05/01/48)	2,282	2,526,106
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	500	468,650
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	1,744	1,840,112
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	255	257,772
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,781	3,031,985
Kaiser Foundation Hospitals 3.15%, 05/01/27 (Call 02/01/27)	3,438	3,560,874
4.15%, 05/01/47 (Call 11/01/46)	5,822	6,533,739
4.88%, 04/01/42	1,957	2,347,167
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	4,051	3,934,939
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	2,942	2,715,701
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	2,364	2,195,400
Laboratory Corp. of America Holdings 1.55%, 06/01/26 (Call 05/01/26)	2,165	2,075,607
2.30%, 12/01/24 (Call 11/01/24)	2,230	2,229,331
2.70%, 06/01/31 (Call 03/01/31)	1,990	1,907,753
2.95%, 12/01/29 (Call 09/01/29)	1,682	1,668,174
3.25%, 09/01/24 (Call 07/01/24)	2,504	2,552,928
3.60%, 02/01/25 (Call 11/01/24)	4,609	4,739,988
3.60%, 09/01/27 (Call 06/01/27)	2,945	3,078,909
4.00%, 11/01/23 (Call 08/01/23)	780	802,807
4.70%, 02/01/45 (Call 08/01/44)	3,388	3,737,540

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	$199	$225,869
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	1,264	1,390,172
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	1,835	1,768,408
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	2,326	2,193,767
Mayo Clinic 3.77%, 11/15/43	245	264,720
Series 2016, 4.13%, 11/15/52	2,781	3,226,739
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	2,816	2,731,576
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	1,492	1,692,764
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,547	1,522,774
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	2,393	2,371,080
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	2,000	2,298,420
5.00%, 07/01/42	690	853,765
Series 2015, 4.20%, 07/01/55	2,344	2,718,946
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	781	714,670
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	1,231	1,325,368
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	3,236	2,838,199
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	1,748	1,693,969
Montefiore Obligated Group 4.29%, 09/01/50	1,466	1,323,534
Series 18-C, 5.25%, 11/01/48	2,072	2,152,083
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	660	666,686
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	928	1,001,238
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	1,370	1,388,016
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	1,646	1,529,727
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	933	832,973
New York and Presbyterian Hospital (The) 2.26%, 08/01/40 (Call 02/01/40)	1,964	1,712,883
2.61%, 08/01/60 (Call 02/01/60)	1,728	1,441,895
4.02%, 08/01/45	3,139	3,442,573
4.06%, 08/01/56	553	620,781
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	2,140	2,175,802
Northwell Healthcare Inc. 3.81%, 11/01/49 (Call 11/01/48)	3,220	3,300,693
3.98%, 11/01/46 (Call 11/01/45)	2,295	2,396,623
4.26%, 11/01/47 (Call 11/01/46)	660	710,206
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(b)	275	235,824
Novant Health Inc. 2.64%, 11/01/36 (Call 08/01/36)	791	736,350
3.17%, 11/01/51 (Call 05/01/51)	2,584	2,459,322
3.32%, 11/01/61 (Call 05/01/61)	1,216	1,162,703
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	875	763,368
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	1,785	1,645,234
OhioHealth Corp. 2.30%, 11/15/31 (Call 05/15/31)	1,162	1,104,992
2.83%, 11/15/41 (Call 05/15/41)	1,360	1,247,786

Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	$1,192	$1,128,705
Orlando Health Obligated Group 3.33%, 10/01/50 (Call 04/01/50)	1,678	1,640,883
4.09%, 10/01/48 (Call 04/01/48)	1,772	1,956,908
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	2,272	2,775,180
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	947	918,344
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	1,698	1,563,128
Piedmont Healthcare Inc. 2.04%, 01/01/32 (Call 07/01/31)	716	656,457
2.86%, 01/01/52 (Call 07/01/51)	971	853,897
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	961	847,487
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,527	2,475,727
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	1,650	1,409,298
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,110	1,178,531
Series H, 2.75%, 10/01/26 (Call 07/01/26)	822	839,681
Series I, 3.74%, 10/01/47	2,468	2,617,191
Quest Diagnostics Inc. 2.80%, 06/30/31 (Call 03/30/31)	2,136	2,072,283
2.95%, 06/30/30 (Call 03/30/30)	3,902	3,851,781
3.45%, 06/01/26 (Call 03/01/26)	1,917	1,984,728
3.50%, 03/30/25 (Call 12/30/24)	530	546,276
4.20%, 06/30/29 (Call 03/30/29)	2,588	2,787,147
4.25%, 04/01/24 (Call 01/01/24)	2,665	2,771,520
4.70%, 03/30/45 (Call 09/30/44)	1,551	1,763,720
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	910	889,234
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	528	565,815
RWJ Barnabas Health Inc. 3.48%, 07/01/49 (Call 01/01/49)	924	936,012
3.95%, 07/01/46 (Call 07/01/45)	2,865	3,085,806
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	1,700	1,489,659
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	1,054	983,972
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	841	737,877
SSM Health Care Corp.
Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	2,633	2,683,053
Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	26,663
Stanford Health Care 3.03%, 08/15/51 (Call 02/15/51)	2,495	2,326,088
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	1,669	1,775,198
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	605	628,607
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	1,135	1,138,689
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	2,054	2,169,866
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	2,951	3,215,646
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	1,109	1,067,867
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	1,489	1,399,452
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	857	801,501
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	2,014	1,909,775
Texas Health Resources 2.33%, 11/15/50 (Call 05/15/50)	2,082	1,780,256
4.33%, 11/15/55	584	679,916
Toledo Hospital (The) 5.75%, 11/15/38 (Call 11/15/28)	2,170	2,422,827
6.02%, 11/15/48	1,138	1,338,368
Series B, 5.33%, 11/15/28	1,522	1,671,750

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Trinity Health Corp. 4.13%, 12/01/45	$711	$795,801
Series 2019, 3.43%, 12/01/48	1,600	1,599,696
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	686	617,434
UnitedHealth Group Inc. 0.55%, 05/15/24 (Call 05/15/22)	300	292,371
1.15%, 05/15/26 (Call 04/15/26)	3,135	3,011,700
1.25%, 01/15/26	1,886	1,822,272
2.00%, 05/15/30	4,145	3,921,875
2.30%, 05/15/31 (Call 02/15/31)	5,260	5,069,378
2.38%, 08/15/24	4,242	4,293,159
2.75%, 05/15/40 (Call 11/15/39)	5,111	4,712,240
2.88%, 03/15/23	5,718	5,816,979
2.88%, 08/15/29	4,034	4,089,024
2.90%, 05/15/50 (Call 11/15/49)	3,938	3,585,234
2.95%, 10/15/27	4,654	4,794,877
3.05%, 05/15/41 (Call 11/15/40)	3,772	3,623,383
3.10%, 03/15/26	3,158	3,268,309
3.13%, 05/15/60 (Call 11/15/59)	1,419	1,290,538
3.25%, 05/15/51 (Call 11/15/50)	3,010	2,919,188
3.38%, 04/15/27	3,353	3,520,382
3.45%, 01/15/27	3,473	3,654,082
3.50%, 06/15/23	2,678	2,746,316
3.50%, 02/15/24	1,551	1,604,510
3.50%, 08/15/39 (Call 02/15/39)	3,844	3,921,264
3.70%, 12/15/25	2,916	3,071,190
3.70%, 08/15/49 (Call 02/15/49)	3,282	3,397,067
3.75%, 07/15/25	8,624	9,041,488
3.75%, 10/15/47 (Call 04/15/47)	2,911	3,016,990
3.85%, 06/15/28	5,316	5,700,772
3.88%, 12/15/28	1,762	1,898,396
3.88%, 08/15/59 (Call 02/15/59)	3,065	3,235,843
3.95%, 10/15/42 (Call 04/15/42)	2,525	2,683,040
4.20%, 01/15/47 (Call 07/15/46)	4,531	4,999,052
4.25%, 03/15/43 (Call 09/15/42)	3,083	3,398,915
4.25%, 04/15/47 (Call 10/15/46)	2,369	2,630,893
4.25%, 06/15/48 (Call 12/15/47)	5,203	5,807,485
4.38%, 03/15/42 (Call 09/15/41)	934	1,042,064
4.45%, 12/15/48 (Call 06/15/48)	3,736	4,305,254
4.63%, 07/15/35	4,056	4,689,344
4.63%, 11/15/41 (Call 05/15/41)	3,671	4,246,760
4.75%, 07/15/45	6,925	8,157,788
5.70%, 10/15/40 (Call 04/15/40)	3,024	3,863,583
5.80%, 03/15/36	1,730	2,217,739
5.95%, 02/15/41 (Call 08/15/40)	1,615	2,145,834
6.50%, 06/15/37	4,033	5,541,261
6.63%, 11/15/37	2,628	3,649,031
6.88%, 02/15/38	3,221	4,597,494
Universal Health Services Inc. 1.65%, 09/01/26 (Call 08/01/26)(c)	2,502	2,381,203
2.65%, 10/15/30 (Call 07/15/30)(c)	2,198	2,071,087
2.65%, 01/15/32 (Call 10/15/31)(c)	2,290	2,118,891
WakeMed, 3.29%, 10/01/52 (Call 04/01/52)	642	614,079
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	623	567,609
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	3,133	3,671,281
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	825	757,301

Security	Par (000)	Value

Health Care - Services (continued)
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	$3,041	$2,528,287

		652,156,657

Holding Companies - Diversified — 0.1%
Ares Capital Corp. 2.15%, 07/15/26 (Call 06/15/26)	1,210	1,142,397
2.88%, 06/15/27 (Call 05/15/27)	1,000	954,580
2.88%, 06/15/28 (Call 04/15/28)	3,255	3,015,920
3.20%, 11/15/31 (Call 08/15/31)	2,000	1,805,980
3.25%, 07/15/25 (Call 06/15/25)	3,675	3,657,287
3.88%, 01/15/26 (Call 12/15/25)	1,366	1,383,867
4.20%, 06/10/24 (Call 05/10/24)	2,579	2,659,207
4.25%, 03/01/25 (Call 01/01/25)	1,307	1,336,708
Bain Capital Specialty Finance Inc. 2.55%, 10/13/26 (Call 09/13/26)	1,705	1,597,056
2.95%, 03/10/26 (Call 02/10/26)	2,165	2,094,075
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(c)	405	382,984
Blackstone Private Credit Fund 1.75%, 09/15/24(c)	1,025	984,605
2.35%, 11/22/24(c)	419	405,596
2.63%, 12/15/26 (Call 11/15/26)(c)	1,860	1,727,531
2.70%, 01/15/25 (Call 11/15/24)(c)	570	555,043
3.25%, 03/15/27 (Call 02/15/27)(c)	6,665	6,409,197
4.00%, 01/15/29 (Call 11/15/28)(c)	5,295	5,104,539
Blackstone Secured Lending Fund 2.13%, 02/15/27 (Call 01/15/27)(c)	479	444,119
2.75%, 09/16/26 (Call 08/19/26)	1,250	1,199,525
2.85%, 09/30/28 (Call 07/30/28)(c)	1,500	1,376,820
3.63%, 01/15/26 (Call 12/15/25)	287	287,000
3.65%, 07/14/23	925	939,088
FS KKR Capital Corp. 1.65%, 10/12/24	2,675	2,567,492
2.63%, 01/15/27 (Call 12/15/26)	2,630	2,486,902
3.13%, 10/12/28 (Call 08/12/28)	2,070	1,923,962
3.25%, 07/15/27 (Call 06/15/27)	2,000	1,921,460
3.40%, 01/15/26 (Call 12/15/25)	990	975,833
4.13%, 02/01/25 (Call 01/01/25)	1,840	1,862,393
4.63%, 07/15/24 (Call 06/15/24)	2,324	2,386,771
Goldman Sachs BDC Inc. 2.88%, 01/15/26 (Call 12/15/25)(b)	730	715,926
3.75%, 02/10/25 (Call 01/10/25)	1,686	1,721,423
Golub Capital BDC Inc. 2.05%, 02/15/27 (Call 01/15/27)	4,775	4,368,839
2.50%, 08/24/26 (Call 07/24/26)	1,960	1,855,042
3.38%, 04/15/24 (Call 03/15/24)	975	977,828
Main Street Capital Corp. 3.00%, 07/14/26 (Call 06/14/26)	1,935	1,855,336
5.20%, 05/01/24	2,394	2,471,613
Oaktree Specialty Lending Corp. 2.70%, 01/15/27 (Call 12/15/26)	3,800	3,613,990
3.50%, 02/25/25 (Call 01/25/25)	3,531	3,552,716
Owl Rock Capital Corp. 2.63%, 01/15/27 (Call 12/15/26)	2,567	2,359,073
2.88%, 06/11/28 (Call 04/11/28)	2,845	2,581,382
3.40%, 07/15/26 (Call 06/15/26)	705	675,439
3.75%, 07/22/25 (Call 06/22/25)	1,971	1,950,107
4.00%, 03/30/25 (Call 02/28/25)	2,097	2,115,286
4.25%, 01/15/26 (Call 12/15/25)	2,215	2,234,115
5.25%, 04/15/24 (Call 03/15/24)	1,347	1,397,391

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)(c)	$3,015	$2,790,744
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	690	648,980
Prospect Capital Corp. 3.36%, 11/15/26 (Call 10/15/26)(b)	1,240	1,187,746
3.44%, 10/15/28 (Call 08/15/28)	1,805	1,630,186
3.71%, 01/22/26 (Call 12/22/25)(b)	1,499	1,467,956
Sixth Street Specialty Lending Inc. 2.50%, 08/01/26 (Call 07/01/26)	450	428,049
3.88%, 11/01/24 (Call 10/01/24)	1,486	1,512,540

		97,699,644

Home Builders — 0.1%
DR Horton Inc. 1.30%, 10/15/26 (Call 09/15/26)	5,335	5,013,246
1.40%, 10/15/27 (Call 08/15/27)	964	892,606
2.50%, 10/15/24 (Call 09/15/24)	1,565	1,572,074
2.60%, 10/15/25 (Call 09/15/25)	566	566,640
5.75%, 08/15/23 (Call 05/15/23)	2,971	3,108,736
Lennar Corp. 4.50%, 04/30/24 (Call 01/31/24)	3,655	3,803,137
4.75%, 05/30/25 (Call 02/28/25)	3,230	3,422,185
4.75%, 11/29/27 (Call 05/29/27)	3,383	3,678,268
4.88%, 12/15/23 (Call 09/15/23)	3,425	3,570,734
5.00%, 06/15/27 (Call 12/15/26)	1,313	1,426,955
5.25%, 06/01/26 (Call 12/01/25)	2,611	2,839,228
5.88%, 11/15/24 (Call 05/15/24)	3,464	3,719,435
MDC Holdings Inc. 2.50%, 01/15/31 (Call 07/15/30)	1,757	1,587,801
3.85%, 01/15/30 (Call 07/15/29)	2,194	2,187,966
3.97%, 08/06/61 (Call 02/06/61)	835	680,951
6.00%, 01/15/43 (Call 10/15/42)	2,915	3,150,240
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	588	579,498
PulteGroup Inc. 5.00%, 01/15/27 (Call 10/15/26)	1,380	1,505,138
5.50%, 03/01/26 (Call 12/01/25)	425	467,806
6.00%, 02/15/35	1,483	1,782,180
6.38%, 05/15/33	2,031	2,505,178
7.88%, 06/15/32(b)	389	525,753
Toll Brothers Finance Corp. 3.80%, 11/01/29 (Call 08/01/29)	1,555	1,556,648
4.35%, 02/15/28 (Call 11/15/27)	1,585	1,650,778
4.88%, 11/15/25 (Call 08/15/25)	735	779,423
4.88%, 03/15/27 (Call 12/15/26)	1,540	1,642,302

		54,214,906

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,015	1,067,953
Leggett & Platt Inc. 3.50%, 11/15/27 (Call 08/15/27)	2,261	2,339,231
3.50%, 11/15/51 (Call 05/15/51)	2,210	2,054,924
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,315,992
4.40%, 03/15/29 (Call 12/15/28)	2,877	3,107,448
Whirlpool Corp. 2.40%, 05/15/31 (Call 02/15/31)	1,635	1,554,803
3.70%, 05/01/25	1,646	1,715,922
4.00%, 03/01/24	978	1,016,064
4.50%, 06/01/46 (Call 12/01/45)	1,728	1,852,606
4.60%, 05/15/50 (Call 11/15/49)	1,845	2,012,268

Security	Par (000)	Value

Home Furnishings (continued)
4.75%, 02/26/29 (Call 11/26/28)	$2,801	$3,095,861

		22,133,072

Household Products & Wares — 0.0%
Avery Dennison Corp. 2.25%, 02/15/32 (Call 11/15/31)	2,445	2,239,253
2.65%, 04/30/30 (Call 02/01/30)	1,402	1,350,238
4.88%, 12/06/28 (Call 09/06/28)	2,471	2,753,287
Church & Dwight Co. Inc. 2.30%, 12/15/31 (Call 09/15/31)	3,330	3,193,736
3.15%, 08/01/27 (Call 05/01/27)	2,254	2,317,901
3.95%, 08/01/47 (Call 02/01/47)	2,734	2,949,330
Clorox Co. (The) 1.80%, 05/15/30 (Call 02/15/30)	1,189	1,095,390
3.10%, 10/01/27 (Call 07/01/27)	2,288	2,358,905
3.50%, 12/15/24 (Call 09/15/24)	1,864	1,933,751
3.90%, 05/15/28 (Call 02/15/28)	2,233	2,385,492
Kimberly-Clark Corp. 1.05%, 09/15/27 (Call 07/15/27)	1,556	1,460,182
2.00%, 11/02/31 (Call 08/02/31)	1,180	1,113,259
2.75%, 02/15/26	1,399	1,431,639
2.88%, 02/07/50 (Call 08/07/49)	2,714	2,540,467
3.05%, 08/15/25	1,168	1,204,687
3.10%, 03/26/30 (Call 12/26/29)	1,623	1,677,436
3.20%, 04/25/29 (Call 01/25/29)	1,230	1,275,682
3.20%, 07/30/46 (Call 01/30/46)	2,780	2,714,253
3.90%, 05/04/47 (Call 11/04/46)	2,082	2,255,514
3.95%, 11/01/28 (Call 08/01/28)	1,972	2,141,710
5.30%, 03/01/41	1,615	2,016,295
6.63%, 08/01/37	1,063	1,504,166

		43,912,573

Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	725,577
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(a)	2,340	2,497,014
Aflac Inc. 1.13%, 03/15/26 (Call 02/15/26)	430	410,852
2.88%, 10/15/26 (Call 07/15/26)	1,097	1,129,471
3.25%, 03/17/25	4,629	4,788,747
3.60%, 04/01/30 (Call 01/01/30)	5,448	5,793,512
3.63%, 11/15/24	3,876	4,045,304
4.00%, 10/15/46 (Call 04/15/46)	1,381	1,465,959
4.75%, 01/15/49 (Call 07/15/48)	2,433	2,911,522
Alleghany Corp. 3.25%, 08/15/51 (Call 02/15/51)	890	762,703
3.63%, 05/15/30 (Call 02/15/30)	4,155	4,240,261
4.90%, 09/15/44 (Call 03/15/44)	1,700	1,878,959
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	2,350	2,460,074
Allstate Corp. (The) 0.75%, 12/15/25 (Call 11/15/25)	1,010	950,238
1.45%, 12/15/30 (Call 09/15/30)	869	779,641
3.15%, 06/15/23	1,032	1,050,865
3.28%, 12/15/26 (Call 09/15/26)	2,432	2,535,092
3.85%, 08/10/49 (Call 02/10/49)	2,623	2,752,734
4.20%, 12/15/46 (Call 06/15/46)	2,697	2,961,549
4.50%, 06/15/43	951	1,073,365
5.35%, 06/01/33	1,464	1,763,256
5.55%, 05/09/35	2,496	3,058,723
5.95%, 04/01/36	216	277,422

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	$1,901	$2,375,851
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	3,711	3,732,821
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	1,442	1,566,776
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	2,662	2,774,682
4.50%, 06/15/47 (Call 12/15/46)	235	252,268
5.25%, 04/02/30 (Call 01/02/30)	357	403,096
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	5,040	5,062,831
3.40%, 06/30/30 (Call 03/30/30)	5,629	5,788,301
3.75%, 07/10/25 (Call 04/10/25)	3,609	3,756,608
3.88%, 01/15/35 (Call 07/15/34)	5,516	5,772,108
3.90%, 04/01/26 (Call 01/01/26)	8,579	9,018,502
4.13%, 02/15/24	2,115	2,203,576
4.20%, 04/01/28 (Call 01/01/28)	4,225	4,571,112
4.25%, 03/15/29 (Call 12/15/28)	1,799	1,941,553
4.38%, 06/30/50 (Call 12/30/49)	3,329	3,703,479
4.38%, 01/15/55 (Call 07/15/54)	4,361	4,746,905
4.50%, 07/16/44 (Call 01/16/44)	6,006	6,660,053
4.70%, 07/10/35 (Call 01/10/35)	2,698	3,045,098
4.75%, 04/01/48 (Call 10/01/47)	2,813	3,260,858
4.80%, 07/10/45 (Call 01/10/45)	3,135	3,612,304
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	808	829,856
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	886	872,533
3.75%, 05/02/29 (Call 02/02/29)	2,387	2,501,648
4.50%, 12/15/28 (Call 09/15/28)	1,191	1,298,130
6.25%, 09/30/40	1,784	2,364,246
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	3,455	3,173,970
2.60%, 12/02/31 (Call 09/02/31)	1,175	1,121,514
2.85%, 05/28/27 (Call 04/28/27)	795	800,867
2.90%, 08/23/51 (Call 02/23/51)	2,125	1,824,228
3.90%, 02/28/52 (Call 08/28/51)	1,735	1,745,202
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	1,858	1,907,274
3.88%, 12/15/25 (Call 09/15/25)	956	998,379
4.00%, 11/27/23 (Call 08/27/23)	853	880,185
4.60%, 06/14/44 (Call 03/14/44)	2,657	2,919,219
4.75%, 05/15/45 (Call 11/15/44)	2,484	2,762,705
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	1,422	1,513,762
5.03%, 12/15/46 (Call 06/15/46)	809	941,951
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	5,007	4,796,906
7.35%, 05/01/34	780	1,069,240
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,245	2,662,346
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	2,830	2,656,323
3.05%, 03/09/52 (Call 09/09/51)	1,255	1,068,833
3.50%, 05/20/51 (Call 11/20/50)	637	596,423
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	2,046	2,125,180
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	185	170,716
3.70%, 02/22/30 (Call 11/22/29)	1,936	1,975,475
4.20%, 09/27/23 (Call 08/27/23)	1,286	1,328,695

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/27/28 (Call 12/27/27)	$1,505	$1,649,631
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	1,935	1,918,959
3.60%, 09/15/51 (Call 03/15/51)	475	432,274
5.00%, 07/01/24	1,750	1,853,828
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	520	454,709
3.50%, 01/15/31 (Call 10/15/30)	1,315	1,313,317
3.95%, 05/25/51 (Call 11/25/50)	1,025	979,921
4.13%, 01/12/28 (Call 10/12/27)	4,460	4,682,955
6.15%, 04/03/30 (Call 01/03/30)	1,182	1,379,146
AXA SA, 8.60%, 12/15/30	2,098	2,830,894
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	2,184	2,285,753
4.90%, 01/15/40 (Call 01/15/30)(a)	1,765	1,766,606
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	1,349	1,416,612
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	3,110	2,844,468
1.85%, 03/12/30 (Call 12/12/29)	2,791	2,646,538
2.50%, 01/15/51 (Call 07/15/50)	4,515	3,749,391
2.85%, 10/15/50 (Call 04/15/50)	3,884	3,412,249
4.20%, 08/15/48 (Call 02/15/48)	7,842	8,659,293
4.25%, 01/15/49 (Call 07/15/48)	5,139	5,721,146
4.30%, 05/15/43	2,797	3,100,111
4.40%, 05/15/42	3,913	4,367,495
5.75%, 01/15/40	3,088	4,039,505
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	6,936	7,022,353
3.13%, 03/15/26 (Call 12/15/25)	9,651	10,021,405
4.50%, 02/11/43	4,150	4,752,123
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	145	150,255
3.85%, 12/22/51 (Call 06/22/51)	330	288,149
4.70%, 06/22/47 (Call 12/22/46)	1,867	1,866,160
5.63%, 05/15/30 (Call 02/15/30)	3,698	4,218,530
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	2,467	2,293,126
4.20%, 09/15/24 (Call 06/15/24)	2,271	2,365,951
4.50%, 03/15/29 (Call 12/15/28)	1,950	2,101,359
Chubb Corp. (The), 6.00%, 05/11/37	3,440	4,548,884
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	89,000
2.85%, 12/15/51 (Call 06/15/51)	1,000	892,150
3.05%, 12/15/61 (Call 06/15/61)	3,385	3,025,750
3.15%, 03/15/25	1,955	2,023,014
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,467,816
4.15%, 03/13/43	2,315	2,536,916
4.35%, 11/03/45 (Call 05/03/45)	5,630	6,374,736
6.70%, 05/15/36	65	90,252
Cincinnati Financial Corp.
6.13%, 11/01/34	35	45,119
6.92%, 05/15/28	634	785,970
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	525	486,518
3.45%, 08/15/27 (Call 05/15/27)	2,582	2,675,546
3.90%, 05/01/29 (Call 02/01/29)	2,301	2,445,526
3.95%, 05/15/24 (Call 02/15/24)	2,983	3,078,217
4.50%, 03/01/26 (Call 12/01/25)	2,214	2,378,655

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	$888	$951,234
5.25%, 05/30/29 (Call 02/28/29)	2,285	2,470,748
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	406	378,818
4.95%, 06/01/29 (Call 03/01/29)(b)	2,608	2,790,925
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	2,283	2,335,920
4.35%, 04/20/28 (Call 01/20/28)	4,738	5,072,503
5.00%, 04/20/48 (Call 10/20/47)	3,407	3,805,994
7.00%, 04/01/28	124	150,624
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	900	787,014
3.50%, 10/15/50 (Call 04/15/50)	657	616,581
4.87%, 06/01/44	1,491	1,721,509
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	903	897,076
4.63%, 04/29/30 (Call 01/29/30)	1,212	1,310,451
4.85%, 04/17/28 (Call 01/17/28)	2,079	2,218,480
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	2,589	2,412,378
3.20%, 09/17/51 (Call 03/17/51)	1,060	896,124
3.40%, 06/15/30 (Call 03/15/30)	2,556	2,561,802
4.50%, 08/15/28 (Call 05/15/28)	2,102	2,246,933
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	1,623	1,482,805
4.00%, 05/15/30 (Call 02/15/30)	305	317,038
4.60%, 11/15/24	1,963	2,070,985
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	4,097	3,836,636
4.55%, 09/15/28 (Call 06/15/28)	2,100	2,295,090
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	3,175	3,039,682
4.50%, 04/15/26 (Call 01/15/26)	1,977	2,115,845
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,685	2,661,533
2.90%, 09/15/51 (Call 03/15/51)	1,035	875,455
3.60%, 08/19/49 (Call 02/19/49)	2,696	2,629,894
4.30%, 04/15/43	1,831	1,927,549
4.40%, 03/15/48 (Call 09/15/47)	1,648	1,832,675
5.95%, 10/15/36	1,535	1,937,508
6.10%, 10/01/41	2,364	3,120,693
Jackson Financial Inc.
1.13%, 11/22/23(c)	130	127,950
3.13%, 11/23/31 (Call 08/23/31)(c)	50	47,951
4.00%, 11/23/51 (Call 05/23/51)(c)	25	22,541
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	350	319,557
4.35%, 02/15/25 (Call 11/15/24)	465	488,157
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	3,550	3,530,084
3.35%, 03/09/25	1,347	1,389,013
3.40%, 01/15/31 (Call 10/15/30)	1,089	1,107,633
3.63%, 12/12/26 (Call 09/15/26)	798	837,756
3.80%, 03/01/28 (Call 12/01/27)	1,392	1,465,205
4.00%, 09/01/23	365	376,560
4.35%, 03/01/48 (Call 09/01/47)	2,843	3,092,758
4.38%, 06/15/50 (Call 12/15/49)(b)	857	939,581
6.30%, 10/09/37	1,020	1,334,068
7.00%, 06/15/40	2,822	3,935,618

Security	Par (000)	Value

Insurance (continued)
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$2,647	$2,672,755
3.20%, 05/15/30 (Call 02/15/30)	3,815	3,898,167
3.75%, 04/01/26 (Call 01/01/26)	3,687	3,886,467
4.13%, 05/15/43 (Call 11/15/42)	2,802	2,958,940
6.00%, 02/01/35	192	242,093
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	1,855	1,854,091
4.06%, 02/24/32 (Call 02/24/27)(a)	3,451	3,556,290
4.15%, 03/04/26	5,641	5,985,157
5.38%, 03/04/46	1,028	1,309,364
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	1,070	1,098,997
3.45%, 05/07/52 (Call 11/07/51)	1,830	1,706,402
3.50%, 11/01/27 (Call 08/01/27)	1,856	1,931,057
4.15%, 09/17/50 (Call 03/17/50)	1,961	2,051,696
4.30%, 11/01/47 (Call 05/01/47)	2,151	2,299,656
5.00%, 04/05/46	2,730	3,179,959
5.00%, 05/20/49 (Call 11/20/48)	1,440	1,677,254
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	2,815	2,642,638
2.38%, 12/15/31 (Call 09/15/31)	255	241,360
2.90%, 12/15/51 (Call 06/15/51)	580	510,035
3.30%, 03/14/23 (Call 01/14/23)	2,276	2,311,050
3.50%, 06/03/24 (Call 03/03/24)	4,153	4,279,542
3.50%, 03/10/25 (Call 12/10/24)	3,931	4,072,084
3.75%, 03/14/26 (Call 12/14/25)	3,169	3,345,038
3.88%, 03/15/24 (Call 02/15/24)	2,985	3,092,699
4.20%, 03/01/48 (Call 09/01/47)	3,780	4,068,679
4.35%, 01/30/47 (Call 07/30/46)	3,827	4,264,617
4.38%, 03/15/29 (Call 12/15/28)	5,742	6,263,776
4.75%, 03/15/39 (Call 09/15/38)	1,818	2,097,099
4.90%, 03/15/49 (Call 09/15/48)	2,946	3,531,076
5.88%, 08/01/33	375	466,395
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	2,125	2,254,901
MetLife Inc.
3.00%, 03/01/25	3,323	3,420,862
3.60%, 04/10/24	6,138	6,354,487
3.60%, 11/13/25 (Call 08/13/25)	2,433	2,546,280
4.05%, 03/01/45	3,082	3,352,446
4.13%, 08/13/42	2,903	3,115,790
4.55%, 03/23/30 (Call 12/23/29)	3,790	4,254,464
4.60%, 05/13/46 (Call 11/13/45)	2,099	2,472,097
4.72%, 12/15/44	3,211	3,732,723
4.88%, 11/13/43	3,045	3,630,828
5.70%, 06/15/35	4,348	5,456,436
5.88%, 02/06/41	4,027	5,244,161
6.38%, 06/15/34	991	1,300,251
6.40%, 12/15/66 (Call 12/15/31)	2,334	2,637,420
6.50%, 12/15/32	1,415	1,857,357
10.75%, 08/01/69 (Call 08/01/34)	1,832	2,849,749
Series D, 4.37%, 09/15/23	4,617	4,798,633
Munich Re America Corp., Series B, 7.45%, 12/15/26	150	183,596
Nationwide Financial Services Inc., 6.75%, 05/15/87	29	33,111
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	1,174	1,107,164
3.88%, 08/26/26 (Call 07/26/26)	3,092	3,228,264
4.88%, 10/01/24 (Call 09/01/24)	3,059	3,240,766

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	$2,191	$2,316,391
4.50%, 10/01/50 (Call 04/01/30)(a)	35	34,614
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	1,240	1,197,480
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,141	2,970,789
3.10%, 11/15/26 (Call 08/15/26)	3,584	3,666,109
3.13%, 05/15/23	1,279	1,300,244
3.40%, 05/15/25 (Call 02/15/25)	2,849	2,922,960
3.70%, 05/15/29 (Call 02/15/29)	1,175	1,253,208
4.30%, 11/15/46 (Call 05/15/46)	1,169	1,303,529
4.35%, 05/15/43	1,663	1,835,037
4.63%, 09/15/42	111	126,853
6.05%, 10/15/36	2,395	3,159,556
Progressive Corp. (The)
2.45%, 01/15/27	2,646	2,675,212
3.20%, 03/26/30 (Call 12/26/29)	3,786	3,908,212
3.70%, 01/26/45	495	507,444
3.95%, 03/26/50 (Call 09/26/49)	1,663	1,778,179
4.00%, 03/01/29 (Call 12/01/28)	2,852	3,079,333
4.13%, 04/15/47 (Call 10/15/46)	5,463	5,970,021
4.20%, 03/15/48 (Call 09/15/47)	1,195	1,316,257
4.35%, 04/25/44	2,268	2,543,222
6.25%, 12/01/32	680	882,878
6.63%, 03/01/29	81	100,360
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	1,531	1,498,328
2.10%, 03/10/30 (Call 12/10/29)	3,975	3,800,378
3.00%, 03/10/40 (Call 09/10/39)	2,812	2,639,653
3.70%, 10/01/50 (Call 07/01/30)(a)	105	96,438
3.70%, 03/13/51 (Call 09/13/50)	4,249	4,300,710
3.88%, 03/27/28 (Call 12/27/27)	1,532	1,637,141
3.91%, 12/07/47 (Call 06/07/47)	4,081	4,253,585
3.94%, 12/07/49 (Call 06/07/49)	4,534	4,763,194
4.35%, 02/25/50 (Call 08/25/49)	4,257	4,796,745
4.42%, 03/27/48 (Call 09/27/47)	2,238	2,508,104
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	2,622	2,533,245
4.60%, 05/15/44	2,696	3,066,457
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	2,771	2,797,435
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	3,577	3,641,636
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	7,040	7,246,483
5.70%, 12/14/36	1,974	2,508,125
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	2,712	2,833,443
5.75%, 07/15/33	217	265,877
6.63%, 12/01/37	760	1,031,335
6.63%, 06/21/40	645	880,406
Prudential PLC, 3.13%, 04/14/30	1,320	1,343,483
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	1,985	1,976,008
3.90%, 05/15/29 (Call 02/15/29)	3,558	3,723,767
3.95%, 09/15/26 (Call 06/15/26)	2,381	2,513,503
4.70%, 09/15/23	110	114,371
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,220	1,276,035

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	$2,452	$2,549,442
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	354,581
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	1,065	1,028,247
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	648,451
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,618	2,398,992
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	2,451	2,096,806
3.05%, 06/08/51 (Call 12/08/50)	2,320	2,162,658
3.75%, 05/15/46 (Call 11/15/45)	2,345	2,430,335
4.00%, 05/30/47 (Call 11/30/46)	2,887	3,106,874
4.05%, 03/07/48 (Call 09/07/47)	1,470	1,597,846
4.10%, 03/04/49 (Call 09/04/48)	2,201	2,424,710
4.30%, 08/25/45 (Call 02/25/45)	1,947	2,195,009
4.60%, 08/01/43	990	1,148,034
5.35%, 11/01/40	3,047	3,831,755
6.25%, 06/15/37	2,833	3,799,733
6.75%, 06/20/36	1,102	1,523,746
Travelers Property Casualty Corp., 6.38%, 03/15/33	858	1,125,542
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	1,563	1,662,485
Unum Group
4.00%, 03/15/24	1,170	1,211,734
4.00%, 06/15/29 (Call 03/15/29)	2,891	3,047,981
4.13%, 06/15/51 (Call 12/15/50)	2,000	1,814,640
4.50%, 12/15/49 (Call 06/15/49)	745	719,149
5.75%, 08/15/42	2,380	2,651,748
Voya Financial Inc.
3.65%, 06/15/26	2,507	2,630,595
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	878	835,645
4.80%, 06/15/46	2,074	2,401,443
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	475	479,489
5.70%, 07/15/43	2,378	2,990,763
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	1,325	1,099,883
3.55%, 03/30/52 (Call 09/30/51)	548	511,761
4.00%, 05/12/50 (Call 11/12/49)	2,159	2,198,121
4.75%, 08/01/44	1,231	1,398,268
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	2,244	2,196,472
3.60%, 05/15/24 (Call 03/15/24)	2,045	2,097,741
3.88%, 09/15/49 (Call 03/15/49)	1,280	1,252,518
4.50%, 09/15/28 (Call 06/15/28)	2,968	3,171,486
5.05%, 09/15/48 (Call 03/15/48)	3,272	3,743,495
XLIT Ltd.
4.45%, 03/31/25	2,335	2,464,476
5.25%, 12/15/43	880	1,127,878
5.50%, 03/31/45	2,505	3,113,439

		724,482,606

Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	705	635,092
2.70%, 02/09/41 (Call 08/09/40)	610	490,672
2.80%, 06/06/23 (Call 05/06/23)	961	971,148
3.15%, 02/09/51 (Call 08/09/50)	5,245	4,255,426
3.25%, 02/09/61 (Call 08/09/60)	3,403	2,651,618

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.40%, 12/06/27 (Call 09/06/27)	$9,372	$9,511,080
3.60%, 11/28/24 (Call 08/28/24)	11,377	11,695,328
4.00%, 12/06/37 (Call 06/06/37)	6,825	6,670,687
4.20%, 12/06/47 (Call 06/06/47)	6,595	6,418,584
4.40%, 12/06/57 (Call 06/06/57)	3,230	3,176,027
4.50%, 11/28/34 (Call 05/28/34)	3,622	3,802,231
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	2,963	2,826,050
0.80%, 08/15/27 (Call 06/15/27)	3,714	3,461,745
1.10%, 08/15/30 (Call 05/15/30)	5,652	5,120,034
1.90%, 08/15/40 (Call 02/15/40)	4,918	4,134,513
2.00%, 08/15/26 (Call 05/15/26)	8,836	8,857,295
2.05%, 08/15/50 (Call 02/15/50)	8,883	7,166,982
2.25%, 08/15/60 (Call 02/15/60)	2,220	1,777,532
3.38%, 02/25/24	2,716	2,811,820
Amazon.com Inc.
0.25%, 05/12/23	605	597,389
0.40%, 06/03/23	1,984	1,962,970
0.45%, 05/12/24	9,795	9,549,635
0.80%, 06/03/25 (Call 05/03/25)	1,850	1,784,917
1.00%, 05/12/26 (Call 04/12/26)	9,750	9,384,472
1.20%, 06/03/27 (Call 04/03/27)	1,328	1,262,742
1.50%, 06/03/30 (Call 03/03/30)	5,250	4,865,962
1.65%, 05/12/28 (Call 03/12/28)	9,855	9,475,385
2.10%, 05/12/31 (Call 02/12/31)	11,785	11,342,591
2.50%, 06/03/50 (Call 12/03/49)	6,851	5,922,004
2.70%, 06/03/60 (Call 12/03/59)	7,440	6,359,414
2.80%, 08/22/24 (Call 06/22/24)	9,749	9,971,375
2.88%, 05/12/41 (Call 11/12/40)	7,974	7,590,770
3.10%, 05/12/51 (Call 11/12/50)	10,060	9,720,978
3.15%, 08/22/27 (Call 05/22/27)	12,403	12,970,809
3.25%, 05/12/61 (Call 11/12/60)	4,940	4,705,498
3.80%, 12/05/24 (Call 09/05/24)	6,900	7,231,062
3.88%, 08/22/37 (Call 02/22/37)	11,517	12,646,472
4.05%, 08/22/47 (Call 02/22/47)	13,413	15,079,297
4.25%, 08/22/57 (Call 02/22/57)	6,591	7,624,337
4.80%, 12/05/34 (Call 06/05/34)	4,212	5,071,206
4.95%, 12/05/44 (Call 06/05/44)	6,448	8,016,347
5.20%, 12/03/25 (Call 09/03/25)	3,386	3,732,557
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	1,355	1,276,695
1.72%, 04/09/26 (Call 03/09/26)	155	148,693
2.38%, 08/23/31 (Call 05/23/31)(b)	760	700,218
3.08%, 04/07/25 (Call 03/07/25)	385	389,889
3.43%, 04/07/30 (Call 01/07/30)	1,305	1,321,365
3.63%, 07/06/27	841	866,878
3.88%, 09/29/23 (Call 08/29/23)	3,293	3,378,091
4.13%, 06/30/25	2,280	2,384,447
4.38%, 05/14/24 (Call 04/14/24)	2,909	3,029,491
4.38%, 03/29/28 (Call 12/29/27)	2,105	2,241,699
4.88%, 11/14/28 (Call 08/14/28)	3,985	4,386,847
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,750	2,780,167
3.55%, 03/15/28 (Call 12/15/27)	3,299	3,468,866
3.60%, 06/01/26 (Call 03/01/26)	3,846	4,022,724
3.65%, 03/15/25 (Call 12/15/24)	3,041	3,160,542
4.63%, 04/13/30 (Call 01/13/30)	5,209	5,830,434
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	3,700	3,546,265
1.90%, 03/11/25 (Call 02/11/25)	4,130	4,081,555

Security	Par (000)	Value

Internet (continued)
2.60%, 05/10/31 (Call 02/10/31)	$2,605	$2,480,559
2.70%, 03/11/30 (Call 12/11/29)	4,836	4,681,587
3.45%, 08/01/24 (Call 05/01/24)	4,483	4,605,879
3.60%, 06/05/27 (Call 03/05/27)	2,837	2,973,261
3.65%, 05/10/51 (Call 11/10/50)	1,600	1,515,584
4.00%, 07/15/42 (Call 01/15/42)	2,766	2,787,381
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	4,275	4,096,262
3.25%, 02/15/30 (Call 11/15/29)	3,479	3,435,965
3.60%, 12/15/23 (Call 11/15/23)	1,940	1,983,786
3.80%, 02/15/28 (Call 11/15/27)	1,704	1,752,564
4.50%, 08/15/24 (Call 05/15/24)	2,674	2,792,993
4.63%, 08/01/27 (Call 05/01/27)	366	391,668
5.00%, 02/15/26 (Call 11/15/25)	4,637	4,992,148
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	2,265	2,265,612
3.88%, 04/29/26	885	923,639
4.13%, 01/14/50 (Call 07/14/49)	2,615	2,409,069
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	565	536,213
2.00%, 09/03/30 (Call 06/03/30)	2,075	1,859,470
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	2,850	2,660,931
4.75%, 07/15/27 (Call 07/15/22)	2,330	2,407,566
5.25%, 04/01/25 (Call 01/01/25)	2,075	2,228,010
Weibo Corp.
3.38%, 07/08/30 (Call 04/08/30)	2,254	2,100,322
3.50%, 07/05/24 (Call 06/05/24)	2,330	2,355,164

		358,552,552

Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(b)	1,695	1,736,883
4.55%, 03/11/26	2,530	2,656,905
6.75%, 03/01/41	1,780	2,171,956
7.00%, 10/15/39	2,480	3,053,103
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	4,102	4,059,011
2.70%, 06/01/30 (Call 03/01/30)	3,114	3,063,771
2.98%, 12/15/55 (Call 06/15/55)	5,467	4,780,345
3.95%, 05/01/28 (Call 02/01/28)	877	931,988
4.00%, 08/01/23 (Call 05/01/23)	5,497	5,642,780
4.40%, 05/01/48 (Call 11/01/47)	199	226,733
5.20%, 08/01/43 (Call 02/01/43)	405	500,681
6.40%, 12/01/37	38	51,541
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	2,603	2,505,075
2.15%, 08/15/30 (Call 05/15/30)	15	13,907
4.50%, 04/15/23 (Call 01/15/23)	4,289	4,388,076
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	535	503,703
2.40%, 06/15/25 (Call 05/15/25)	1,152	1,149,270
2.80%, 12/15/24 (Call 11/15/24)	3,008	3,053,421
3.25%, 01/15/31 (Call 10/15/30)	2,096	2,093,128
3.25%, 10/15/50 (Call 04/15/50)	2,139	1,899,646
3.45%, 04/15/30 (Call 01/15/30)	1,339	1,361,790
5.00%, 12/15/26 (Call 03/31/22)	1,958	2,011,923
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	3,576	3,532,194
6.25%, 08/10/26	6,461	7,298,669
6.88%, 11/21/36	7,845	9,615,146

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 11/10/39	$5,885	$7,282,805
8.25%, 01/17/34	733	966,336
Vale SA, 5.63%, 09/11/42	906	1,000,586

		77,551,372

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	1,113	1,076,260
2.40%, 08/18/31 (Call 05/18/31)	909	831,698
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,949	3,000,077
4.63%, 07/28/45 (Call 01/28/45)	2,359	2,313,424

		7,221,459

Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,851	1,891,111
3.70%, 01/15/31 (Call 10/15/30)	870	880,762
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	640	630,080
1.80%, 10/01/24 (Call 10/01/22)	190	186,873
3.38%, 07/15/23 (Call 04/15/23)	3,472	3,515,712
4.38%, 09/15/28 (Call 06/15/28)	3,110	3,224,075
4.85%, 03/15/26 (Call 12/15/25)	3,260	3,459,708
5.38%, 04/23/25 (Call 03/23/25)	1,248	1,349,026
5.75%, 04/23/30 (Call 01/23/30)	1,530	1,745,179
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	2,404	2,318,273
3.20%, 08/08/24 (Call 07/08/24)	5,659	5,586,621
3.50%, 08/18/26 (Call 06/18/26)	3,572	3,472,663
3.90%, 08/08/29 (Call 05/08/29)	3,070	2,938,174
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	2,250	2,313,090
3.75%, 03/15/25 (Call 12/15/24)	2,466	2,542,693
3.75%, 10/01/25 (Call 07/01/25)	2,655	2,745,721
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	1,904	2,043,658
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,836	3,092,942
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	4,712	5,092,164
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,787	1,781,979
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	431	410,670
Series II, 2.75%, 10/15/33 (Call 07/15/33)	2,300	2,120,876
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,333	3,392,694
Series X, 4.00%, 04/15/28 (Call 01/15/28)	1,649	1,715,752
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	161	166,199
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)(c)	2,300	2,007,348
2.85%, 03/08/29 (Call 01/08/29)(c)	2,000	1,696,180
3.80%, 01/08/26 (Call 12/08/25)	850	810,738
4.38%, 06/18/30 (Call 03/18/30)	3,575	3,296,364
5.13%, 08/08/25 (Call 06/08/25)	5,561	5,599,816
5.40%, 08/08/28 (Call 05/08/28)	6,676	6,608,038

		78,635,179

Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	280	297,643
4.38%, 08/05/42	155	177,292
Caterpillar Financial Services Corp.
0.25%, 03/01/23	373	369,013
0.45%, 09/14/23	765	752,033
0.60%, 09/13/24	169	163,469
0.65%, 07/07/23	921	910,473

Security	Par (000)	Value

Machinery (continued)
0.80%, 11/13/25	$15	$14,294
0.90%, 03/02/26	495	471,799
0.95%, 01/10/24	1,025	1,012,013
1.10%, 09/14/27	800	751,984
1.15%, 09/14/26	3,340	3,189,132
1.45%, 05/15/25	880	860,974
1.70%, 01/08/27	3,050	2,978,569
2.15%, 11/08/24	4,296	4,316,836
2.40%, 08/09/26	2,246	2,265,361
2.63%, 03/01/23	1,029	1,040,576
2.85%, 05/17/24	3,359	3,428,632
3.25%, 12/01/24	2,750	2,841,300
3.30%, 06/09/24	4,910	5,063,732
3.45%, 05/15/23	5,979	6,121,779
3.65%, 12/07/23	1,431	1,481,171
3.75%, 11/24/23	3,428	3,555,590
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(b)	255	243,545
2.60%, 09/19/29 (Call 06/19/29)	2,788	2,791,624
2.60%, 04/09/30 (Call 01/09/30)	4,940	4,937,085
3.25%, 09/19/49 (Call 03/19/49)	4,649	4,581,775
3.25%, 04/09/50 (Call 10/09/49)	4,582	4,501,952
3.40%, 05/15/24 (Call 02/15/24)	4,086	4,220,184
3.80%, 08/15/42	5,348	5,697,171
4.30%, 05/15/44 (Call 11/15/43)	2,192	2,502,234
4.75%, 05/15/64 (Call 11/15/63)	2,433	3,083,268
5.20%, 05/27/41	1,681	2,113,975
5.30%, 09/15/35	475	592,995
6.05%, 08/15/36	1,078	1,425,375
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	1,285	1,220,352
1.88%, 01/15/26 (Call 12/15/25)	1,450	1,412,836
1.95%, 07/02/23	667	667,007
4.20%, 01/15/24	2,165	2,238,285
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	3,405	3,565,069
4.50%, 08/15/23	2,565	2,649,568
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	2,870	2,924,530
2.88%, 09/07/49 (Call 03/07/49)	1,775	1,637,775
3.10%, 04/15/30 (Call 01/15/30)	3,121	3,229,236
3.75%, 04/15/50 (Call 10/15/49)	3,236	3,473,749
3.90%, 06/09/42 (Call 12/09/41)	3,949	4,293,629
5.38%, 10/16/29	1,495	1,778,213
7.13%, 03/03/31	775	1,035,082
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	2,115	2,139,428
3.15%, 11/15/25 (Call 08/15/25)	2,321	2,392,742
5.38%, 10/15/35	92	108,842
5.38%, 03/01/41 (Call 12/01/40)	1,985	2,394,287
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,455	2,269,206
3.50%, 10/01/30 (Call 07/01/30)	2,388	2,366,007
IBM Corp., 2.20%, 02/09/27 (Call 01/09/27)	1,350	1,339,686
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	1,265	1,205,368
3.00%, 05/01/30 (Call 02/01/30)	1,189	1,177,348
John Deere Capital Corp.
0.40%, 10/10/23	1,463	1,437,251
0.45%, 01/17/24	1,065	1,041,251

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.45%, 06/07/24	$2,615	$2,536,524
0.63%, 09/10/24	1,425	1,384,373
0.70%, 07/05/23	2,379	2,352,022
0.70%, 01/15/26	3,055	2,899,348
1.05%, 06/17/26	2,025	1,934,948
1.20%, 04/06/23	505	503,849
1.25%, 01/10/25	1,025	1,004,920
1.30%, 10/13/26	1,435	1,381,360
1.45%, 01/15/31	2,400	2,188,512
1.50%, 03/06/28	1,270	1,213,422
1.70%, 01/11/27	2,000	1,955,280
1.75%, 03/09/27	2,231	2,182,007
2.00%, 06/17/31	2,880	2,737,642
2.05%, 01/09/25	2,805	2,811,395
2.25%, 09/14/26	2,801	2,815,817
2.45%, 01/09/30	2,274	2,247,371
2.60%, 03/07/24	2,850	2,897,196
2.65%, 06/24/24	4,670	4,747,008
2.65%, 06/10/26	1,059	1,079,725
2.80%, 03/06/23	3,743	3,794,841
2.80%, 09/08/27	2,900	2,972,993
2.80%, 07/18/29	1,716	1,741,689
3.05%, 01/06/28	735	761,453
3.35%, 06/12/24	695	716,260
3.40%, 09/11/25	605	629,847
3.45%, 06/07/23	1,389	1,423,030
3.45%, 01/10/24	861	887,725
3.45%, 03/13/25	3,858	4,017,953
3.45%, 03/07/29	2,599	2,747,299
3.65%, 10/12/23	2,751	2,838,949
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	1,255	1,191,685
4.55%, 04/15/28 (Call 01/15/28)	2,349	2,520,007
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	886	868,174
4.60%, 05/15/28 (Call 02/15/28)	1,413	1,519,300
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	4,599	4,560,966
2.29%, 04/05/27 (Call 02/05/27)	1,543	1,521,429
2.57%, 02/15/30 (Call 11/15/29)	6,851	6,642,250
3.11%, 02/15/40 (Call 08/15/39)	3,028	2,803,020
3.36%, 02/15/50 (Call 08/15/49)	2,106	1,956,664
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22)	435	427,701
1.75%, 08/15/31 (Call 05/15/31)	970	887,696
2.80%, 08/15/61 (Call 02/15/61)	1,843	1,579,838
2.88%, 03/01/25 (Call 12/01/24)	1,042	1,066,331
3.50%, 03/01/29 (Call 12/01/28)	1,583	1,674,402
4.20%, 03/01/49 (Call 09/01/48)	2,538	2,842,332
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	1,343	1,355,987
3.45%, 11/15/26 (Call 08/15/26)	3,794	3,847,723
4.40%, 03/15/24 (Call 02/15/24)	4,953	5,131,258
4.95%, 09/15/28 (Call 06/15/28)	5,622	6,106,673
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	2,567	2,455,233
2.25%, 01/30/31 (Call 10/30/30)	1,563	1,470,158
3.25%, 11/01/26 (Call 08/01/26)	3,613	3,710,406
4.38%, 11/01/46 (Call 05/01/46)	1,030	1,124,482

		247,420,068

Security	Par (000)	Value

Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	$3,473	$3,463,102
2.25%, 03/15/23 (Call 02/15/23)	2,306	2,326,131
2.25%, 09/19/26 (Call 06/19/26)	3,000	2,998,290
2.38%, 08/26/29 (Call 05/26/29)	3,435	3,362,075
2.65%, 04/15/25 (Call 03/15/25)	1,020	1,035,076
2.88%, 10/15/27 (Call 07/15/27)	3,908	4,012,539
3.00%, 08/07/25	1,498	1,541,487
3.05%, 04/15/30 (Call 01/15/30)	845	864,604
3.13%, 09/19/46 (Call 03/19/46)	3,192	2,998,565
3.25%, 02/14/24 (Call 01/14/24)	3,769	3,879,997
3.25%, 08/26/49 (Call 02/26/49)(b)	2,461	2,348,335
3.38%, 03/01/29 (Call 12/01/28)	3,098	3,233,599
3.63%, 09/14/28 (Call 06/14/28)	1,945	2,067,107
3.63%, 10/15/47 (Call 04/15/47)	1,416	1,423,476
3.70%, 04/15/50 (Call 10/15/49)	2,657	2,733,017
3.88%, 06/15/44	2,200	2,305,116
4.00%, 09/14/48 (Call 03/14/48)	3,725	3,991,673
5.70%, 03/15/37	1,017	1,298,455
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	20	19,600
2.20%, 03/01/32 (Call 12/01/31)	805	728,396
2.75%, 03/01/30 (Call 12/01/29)	3,169	3,075,134
3.50%, 12/01/24 (Call 10/01/24)	2,322	2,394,934
3.75%, 12/01/27 (Call 09/01/27)	1,415	1,477,161
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	2,527	2,606,146
3.92%, 09/15/47 (Call 03/15/47)	2,739	2,884,578
4.00%, 11/02/32	2,884	3,135,456
4.15%, 11/02/42	2,290	2,458,498
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	4,498	5,014,056
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	22,543	25,403,256
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)(b)	350	396,042
5.88%, 01/14/38	200	250,926
6.75%, 03/15/32	6,055	7,815,552
6.88%, 01/10/39	275	379,489
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	6,194	6,332,808
3.50%, 03/01/24 (Call 12/01/23)	4,407	4,537,535
3.90%, 09/01/42 (Call 03/01/42)	1,787	1,897,026
4.88%, 09/15/41 (Call 03/15/41)	1,920	2,313,274
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	1,602	1,622,762
3.25%, 03/01/27 (Call 12/01/26)	3,556	3,681,776
3.25%, 06/14/29 (Call 03/14/29)	2,213	2,256,685
3.30%, 11/21/24 (Call 08/21/24)	948	970,145
4.00%, 06/14/49 (Call 12/14/48)	3,090	3,260,846
4.10%, 03/01/47 (Call 09/01/46)	2,411	2,558,288
4.20%, 11/21/34 (Call 05/21/34)	1,840	1,986,998
4.45%, 11/21/44 (Call 05/21/44)	1,862	2,042,595
6.25%, 05/15/38	1,631	2,087,574
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,613	1,743,008
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	4,390	4,122,298
3.00%, 06/01/30 (Call 03/01/30)	716	704,508
3.38%, 03/01/28 (Call 12/01/27)	800	816,848
3.65%, 03/15/27 (Call 12/15/26)	1,789	1,854,620

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.88%, 03/01/25 (Call 12/01/24)	$1,230	$1,282,521
3.90%, 09/17/29 (Call 06/17/29)	1,989	2,095,312
4.00%, 03/15/26 (Call 12/15/25)	2,544	2,673,388
4.30%, 03/01/24 (Call 12/01/23)	2,260	2,346,242
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,368	2,469,635
4.25%, 06/15/23	3,574	3,682,828
4.30%, 02/21/48 (Call 08/21/47)	1,493	1,619,815
5.75%, 06/15/43	1,827	2,333,499
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,394	3,542,997
3.55%, 11/01/24 (Call 08/01/24)	2,425	2,504,564
3.80%, 03/21/29 (Call 12/21/28)	3,020	3,171,060
4.50%, 03/21/49 (Call 09/21/48)	1,650	1,831,846
4.65%, 11/01/44 (Call 05/01/44)	1,338	1,513,572

		179,778,741

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	3,565	3,313,561
2.30%, 02/01/32 (Call 11/01/31)	2,510	2,231,691
2.80%, 04/01/31 (Call 01/01/31)	5,552	5,184,236
3.50%, 06/01/41 (Call 12/01/40)	3,325	2,867,912
3.50%, 03/01/42 (Call 09/01/41)	3,525	3,018,563
3.70%, 04/01/51 (Call 10/01/50)	8,209	6,898,597
3.75%, 02/15/28 (Call 11/15/27)	4,271	4,373,931
3.85%, 04/01/61 (Call 10/01/60)	5,810	4,794,354
3.90%, 06/01/52 (Call 12/01/51)	7,825	6,808,454
3.95%, 06/30/62 (Call 12/30/61)	2,340	1,954,883
4.20%, 03/15/28 (Call 12/15/27)	5,028	5,258,835
4.40%, 12/01/61 (Call 06/01/61)	4,743	4,240,574
4.50%, 02/01/24 (Call 01/01/24)	3,349	3,485,438
4.80%, 03/01/50 (Call 09/01/49)	9,401	9,164,095
4.91%, 07/23/25 (Call 04/23/25)	14,462	15,342,591
5.05%, 03/30/29 (Call 12/30/28)	4,783	5,216,148
5.13%, 07/01/49 (Call 01/01/49)	5,150	5,224,778
5.38%, 04/01/38 (Call 10/01/37)	2,082	2,202,631
5.38%, 05/01/47 (Call 11/01/46)	8,969	9,432,159
5.75%, 04/01/48 (Call 10/01/47)	7,306	8,056,107
6.38%, 10/23/35 (Call 04/23/35)	9,620	11,510,619
6.48%, 10/23/45 (Call 04/23/45)	12,694	15,096,213
6.83%, 10/23/55 (Call 04/23/55)	2,933	3,629,998
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	7,625	6,830,094
1.95%, 01/15/31 (Call 10/15/30)	5,316	4,948,718
2.35%, 01/15/27 (Call 10/15/26)	2,161	2,156,116
2.45%, 08/15/52 (Call 02/15/52)	4,620	3,726,677
2.65%, 02/01/30 (Call 11/01/29)	4,590	4,530,284
2.65%, 08/15/62 (Call 02/15/62)	5,549	4,394,420
2.80%, 01/15/51 (Call 07/15/50)	4,774	4,093,084
2.89%, 11/01/51 (Call 05/01/51)(c)	12,320	10,683,042
2.94%, 11/01/56 (Call 05/01/56)(c)	21,346	18,095,858
2.99%, 11/01/63 (Call 05/01/63)(c)	14,498	12,083,793
3.15%, 03/01/26 (Call 12/01/25)	9,419	9,723,422
3.15%, 02/15/28 (Call 11/15/27)	4,742	4,873,828
3.20%, 07/15/36 (Call 01/15/36)	3,070	3,016,183
3.25%, 11/01/39 (Call 05/01/39)	2,032	1,957,080
3.30%, 02/01/27 (Call 11/01/26)	4,146	4,306,367
3.30%, 04/01/27 (Call 02/01/27)	1,952	2,028,206
3.38%, 02/15/25 (Call 11/15/24)	8,422	8,708,938

Security	Par (000)	Value

Media (continued)
3.38%, 08/15/25 (Call 05/15/25)	$5,749	$5,949,468
3.40%, 04/01/30 (Call 01/01/30)	6,425	6,680,522
3.40%, 07/15/46 (Call 01/15/46)	1,627	1,559,903
3.45%, 02/01/50 (Call 08/01/49)	5,635	5,385,088
3.55%, 05/01/28 (Call 02/01/28)	3,704	3,881,533
3.70%, 04/15/24 (Call 03/15/24)	9,146	9,483,487
3.75%, 04/01/40 (Call 10/01/39)	5,449	5,607,184
3.90%, 03/01/38 (Call 09/01/37)	3,687	3,872,530
3.95%, 10/15/25 (Call 08/15/25)	3,941	4,160,198
3.97%, 11/01/47 (Call 05/01/47)	4,122	4,259,798
4.00%, 08/15/47 (Call 02/15/47)	4,247	4,420,490
4.00%, 03/01/48 (Call 09/01/47)	4,986	5,176,814
4.00%, 11/01/49 (Call 05/01/49)	5,343	5,544,378
4.05%, 11/01/52 (Call 05/01/52)	3,854	4,074,950
4.15%, 10/15/28 (Call 07/15/28)	6,074	6,579,721
4.20%, 08/15/34 (Call 02/15/34)	5,280	5,784,293
4.25%, 10/15/30 (Call 07/15/30)	3,814	4,190,899
4.25%, 01/15/33	7,962	8,781,768
4.40%, 08/15/35 (Call 02/15/35)	4,494	5,014,765
4.60%, 10/15/38 (Call 04/15/38)	3,610	4,053,922
4.60%, 08/15/45 (Call 02/15/45)	4,021	4,481,244
4.65%, 07/15/42	3,067	3,470,311
4.70%, 10/15/48 (Call 04/15/48)	7,003	8,059,963
4.75%, 03/01/44	2,941	3,396,561
4.95%, 10/15/58 (Call 04/15/58)	4,144	5,031,106
5.65%, 06/15/35	3,181	3,952,679
6.45%, 03/15/37(b)	50	67,008
6.50%, 11/15/35	3,472	4,652,792
6.55%, 07/01/39	710	985,871
6.95%, 08/15/37	70	98,744
7.05%, 03/15/33	1,762	2,371,934
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,417	2,444,385
3.45%, 03/15/25 (Call 12/15/24)	1,881	1,922,683
3.63%, 05/15/30 (Call 02/15/30)	3,942	3,955,994
3.80%, 03/13/24 (Call 01/13/24)	1,444	1,483,450
3.90%, 11/15/24 (Call 08/15/24)	2,028	2,099,487
3.95%, 06/15/25 (Call 03/15/25)	1,823	1,887,151
3.95%, 03/20/28 (Call 12/20/27)	6,155	6,353,622
4.00%, 09/15/55 (Call 03/15/55)	7,208	6,553,225
4.13%, 05/15/29 (Call 02/15/29)	2,418	2,528,067
4.65%, 05/15/50 (Call 11/15/49)	2,643	2,702,097
4.88%, 04/01/43	436	455,162
4.90%, 03/11/26 (Call 12/11/25)	2,825	3,019,078
5.00%, 09/20/37 (Call 03/20/37)	2,970	3,225,182
5.20%, 09/20/47 (Call 03/20/47)	4,570	4,961,832
5.30%, 05/15/49 (Call 11/15/48)	3,212	3,552,825
6.35%, 06/01/40	216	263,654
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	1,100	1,106,985
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	3,524	3,594,515
3.50%, 04/08/30 (Call 01/08/30)	2,473	2,525,774
4.03%, 01/25/24 (Call 12/25/23)	4,722	4,893,597
4.71%, 01/25/29 (Call 10/25/28)	8,142	8,897,985
5.48%, 01/25/39 (Call 07/25/38)	4,566	5,331,262
5.58%, 01/25/49 (Call 07/25/48)	5,488	6,604,918
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	1,219	1,289,519
5.00%, 05/13/45 (Call 11/13/44)	3,340	3,629,745

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.25%, 05/24/49 (Call 11/24/48)	$2,530	$2,901,758
6.13%, 01/31/46 (Call 07/31/45)	2,759	3,464,587
6.63%, 03/18/25	2,530	2,812,905
6.63%, 01/15/40	3,021	3,802,684
8.50%, 03/11/32	970	1,329,278
NBCUniversal Media LLC
4.45%, 01/15/43	4,983	5,436,104
5.95%, 04/01/41	3,371	4,428,415
6.40%, 04/30/40	72	98,308
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	1,522	1,526,536
3.38%, 02/15/28 (Call 11/15/27)	2,824	2,883,784
3.50%, 01/15/25 (Call 10/15/24)	2,312	2,384,181
3.70%, 08/15/24 (Call 03/03/22)	3,541	3,682,888
3.70%, 06/01/28 (Call 03/01/28)	2,560	2,648,858
3.88%, 04/01/24 (Call 03/18/22)	2,919	3,028,404
4.00%, 01/15/26 (Call 10/15/25)	2,673	2,789,783
4.20%, 06/01/29 (Call 03/01/29)	2,220	2,334,485
4.38%, 03/15/43	5,006	5,003,597
4.60%, 01/15/45 (Call 07/15/44)	2,122	2,161,427
4.75%, 05/15/25 (Call 04/15/25)	4,981	5,320,256
4.85%, 07/01/42 (Call 01/01/42)	3,772	3,979,498
4.90%, 08/15/44 (Call 02/15/44)	3,001	3,187,572
4.95%, 01/15/31 (Call 10/15/30)	4,550	5,027,613
4.95%, 05/19/50 (Call 11/19/49)	2,353	2,573,688
5.25%, 04/01/44 (Call 10/01/43)	1,324	1,454,639
5.50%, 05/15/33	1,997	2,326,026
5.85%, 09/01/43 (Call 03/01/43)	924	1,103,967
5.90%, 10/15/40 (Call 04/15/40)	1,553	1,817,988
6.88%, 04/30/36	4,396	5,613,208
7.88%, 07/30/30	2,894	3,775,657
TCI Communications Inc.
7.13%, 02/15/28	2,402	2,980,642
7.88%, 02/15/26	3,557	4,284,655
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	2,213	2,286,826
4.30%, 11/23/23 (Call 08/23/23)	1,691	1,748,562
5.50%, 08/15/35	792	956,799
5.65%, 11/23/43 (Call 05/23/43)	1,816	2,325,715
5.85%, 04/15/40	2,354	3,050,878
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	5,641	5,334,807
5.50%, 09/01/41 (Call 03/01/41)	3,889	4,136,224
5.88%, 11/15/40 (Call 05/15/40)	3,374	3,763,731
6.55%, 05/01/37	4,952	5,941,756
6.75%, 06/15/39	6,226	7,530,472
7.30%, 07/01/38	4,873	6,125,751
Time Warner Entertainment Co. LP
8.38%, 03/15/23	1,068	1,140,453
8.38%, 07/15/33	2,758	3,739,600
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	3,251	3,193,197
2.95%, 06/15/27(b)	3,649	3,734,314
3.00%, 02/13/26	2,768	2,846,168
3.00%, 07/30/46	2,619	2,399,135
3.15%, 09/17/25	3,082	3,171,563
3.70%, 12/01/42	1,546	1,575,173
4.13%, 06/01/44	3,382	3,642,448
4.38%, 08/16/41	2,235	2,465,227
Series B, 7.00%, 03/01/32	1,888	2,528,919

Security	Par (000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$3,483	$3,723,292
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)	3,695	3,853,035
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	6,707	6,678,562
1.75%, 01/13/26	4,570	4,485,501
2.00%, 09/01/29 (Call 06/01/29)	6,547	6,243,874
2.20%, 01/13/28	667	653,600
2.65%, 01/13/31	9,483	9,390,161
2.75%, 09/01/49 (Call 03/01/49)	7,142	6,237,180
3.35%, 03/24/25	7,793	8,068,405
3.38%, 11/15/26 (Call 08/15/26)	3,364	3,508,585
3.50%, 05/13/40 (Call 11/13/39)	5,967	5,952,381
3.60%, 01/13/51 (Call 07/13/50)	9,262	9,376,015
3.70%, 09/15/24 (Call 06/15/24)	2,853	2,961,043
3.70%, 10/15/25 (Call 07/15/25)	3,132	3,273,378
3.70%, 03/23/27	1,910	2,025,612
3.80%, 03/22/30	3,524	3,781,675
3.80%, 05/13/60 (Call 11/13/59)	4,807	4,974,139
4.63%, 03/23/40 (Call 09/23/39)	1,021	1,163,481
4.70%, 03/23/50 (Call 09/23/49)	4,925	5,851,195
4.75%, 09/15/44 (Call 03/15/44)	2,389	2,747,159
4.75%, 11/15/46 (Call 05/15/46)	1,578	1,859,310
4.95%, 10/15/45 (Call 04/15/45)	2,931	3,485,780
5.40%, 10/01/43	3,027	3,778,271
6.15%, 03/01/37	25	32,597
6.15%, 02/15/41	512	685,455
6.20%, 12/15/34	3,610	4,659,427
6.40%, 12/15/35	3,924	5,234,616
6.55%, 03/15/33	765	1,002,609
6.65%, 11/15/37	3,112	4,220,961

		761,483,004

Metal Fabricate & Hardware — 0.0%
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	778	824,594
4.45%, 12/15/23 (Call 09/15/23)	1,017	1,055,015
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	5,499	5,699,604
3.90%, 01/15/43 (Call 07/15/42)	2,685	2,883,932
4.38%, 06/15/45 (Call 12/15/44)	1,098	1,250,106
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,027,020
4.50%, 12/15/28 (Call 09/15/28)	2,040	2,192,041
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,449	1,635,356
5.25%, 10/01/54 (Call 04/01/54)	1,759	2,051,152

		18,618,820

Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	460	432,382
3.75%, 10/01/30 (Call 07/01/30)	450	425,151
Barrick Gold Corp.
5.25%, 04/01/42	1,305	1,544,650
6.45%, 10/15/35	432	558,839
Barrick North America Finance LLC
5.70%, 05/30/41	3,213	3,996,008
5.75%, 05/01/43	2,952	3,674,384
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39 .	4,698	5,898,903
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	4,705	4,866,429

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.13%, 02/24/42	$2,096	$2,273,783
5.00%, 09/30/43	9,683	11,676,439
6.42%, 03/01/26	255	294,969
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	2,217	2,241,143
4.25%, 03/01/30 (Call 03/01/25)	2,330	2,346,636
4.38%, 08/01/28 (Call 08/01/23)	2,100	2,133,831
4.55%, 11/14/24 (Call 08/14/24)	2,155	2,250,531
4.63%, 08/01/30 (Call 08/01/25)	2,076	2,139,505
5.00%, 09/01/27 (Call 09/01/22)	2,100	2,165,352
5.25%, 09/01/29 (Call 09/01/24)	2,150	2,252,985
5.40%, 11/14/34 (Call 05/14/34)	2,140	2,430,805
5.45%, 03/15/43 (Call 09/15/42)	6,085	6,995,377
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	2,169	2,332,890
5.95%, 03/15/24 (Call 12/15/23)	2,514	2,662,301
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	5,068	4,741,976
2.60%, 07/15/32 (Call 04/15/32)	4,520	4,294,362
2.80%, 10/01/29 (Call 07/01/29)	3,342	3,268,309
4.88%, 03/15/42 (Call 09/15/41)	973	1,118,551
5.45%, 06/09/44 (Call 12/09/43)	2,487	3,035,980
5.88%, 04/01/35	2,730	3,335,023
6.25%, 10/01/39	1,766	2,289,354
Rio Tinto Alcan Inc.
5.75%, 06/01/35	668	843,924
6.13%, 12/15/33	2,118	2,764,329
7.25%, 03/15/31	1,938	2,576,338
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	4,725	4,152,141
5.20%, 11/02/40	4,199	5,125,509
7.13%, 07/15/28	2,690	3,366,374
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,079	3,367,533
4.75%, 03/22/42 (Call 09/22/41)	1,600	1,876,000
Southern Copper Corp.
3.88%, 04/23/25	2,244	2,311,365
5.25%, 11/08/42	5,617	6,542,232
5.88%, 04/23/45	3,018	3,772,862
6.75%, 04/16/40	3,423	4,439,699
7.50%, 07/27/35	2,668	3,530,244
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	265	271,238
5.20%, 03/01/42 (Call 09/01/41)	1,178	1,276,316
5.40%, 02/01/43 (Call 08/01/42)	473	523,564
6.00%, 08/15/40 (Call 02/15/40)	2,130	2,521,302
6.13%, 10/01/35	1,794	2,172,803
6.25%, 07/15/41 (Call 01/15/41)	2,411	2,918,467
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	395	366,726

		142,395,814

Multi-National — 0.0%
Asian Development Bank
0.63%, 10/08/24	10,125	9,867,217
1.50%, 01/20/27	430	423,430
Council of Europe Development Bank, 0.88%, 09/22/26	119	114,308
European Investment Bank, 1.38%, 03/15/27	16,190	15,841,267
Inter-American Development Bank, 0.50%, 09/23/24	875	850,754

		27,096,976

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	$4,605	$4,502,217
3.25%, 02/15/29 (Call 08/15/23)	2,820	2,627,845
3.28%, 12/01/28 (Call 10/01/28)	3,400	3,338,596
3.57%, 12/01/31 (Call 09/01/31)	4,310	4,197,207
4.13%, 05/01/25 (Call 05/01/22)	2,110	2,138,612
4.25%, 04/01/28 (Call 10/01/22)	2,505	2,478,647
5.50%, 12/01/24 (Call 06/01/24)	2,249	2,354,950

		21,638,074

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,501	2,726,540

Oil & Gas — 1.1%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	3,711	3,367,992
2.72%, 01/12/32 (Call 10/12/31)	7,200	6,907,752
2.75%, 05/10/23	2,734	2,766,917
2.77%, 11/10/50 (Call 05/10/50)	2,230	1,817,071
2.94%, 06/04/51 (Call 12/04/50)	8,665	7,294,284
3.00%, 02/24/50 (Call 08/24/49)	7,160	6,114,998
3.00%, 03/17/52 (Call 09/17/51)	2,140	1,820,776
3.02%, 01/16/27 (Call 10/16/26)	6,406	6,510,226
3.06%, 06/17/41 (Call 12/17/40)	4,600	4,131,720
3.12%, 05/04/26 (Call 02/04/26)	4,054	4,164,917
3.19%, 04/06/25 (Call 03/06/25)	1,872	1,917,883
3.38%, 02/08/61 (Call 08/08/60)	9,005	7,938,088
3.41%, 02/11/26 (Call 12/11/25)	4,289	4,443,104
3.54%, 04/06/27 (Call 02/06/27)	1,643	1,708,654
3.59%, 04/14/27 (Call 01/14/27)	2,254	2,350,268
3.63%, 04/06/30 (Call 01/06/30)	4,172	4,343,427
3.79%, 02/06/24 (Call 01/06/24)	2,665	2,750,467
3.80%, 09/21/25 (Call 07/21/25)	4,248	4,453,943
3.94%, 09/21/28 (Call 06/21/28)	3,953	4,194,845
4.23%, 11/06/28 (Call 08/06/28)	4,240	4,587,256
BP Capital Markets PLC
2.75%, 05/10/23	1,661	1,681,530
3.28%, 09/19/27 (Call 06/19/27)	4,227	4,350,344
3.51%, 03/17/25	4,248	4,403,392
3.54%, 11/04/24	2,661	2,754,135
3.72%, 11/28/28 (Call 08/28/28)	5,167	5,413,053
3.81%, 02/10/24	2,824	2,921,089
3.99%, 09/26/23	5,815	6,002,999
Burlington Resources LLC
5.95%, 10/15/36	4,197	5,431,086
7.20%, 08/15/31	1,821	2,454,398
7.40%, 12/01/31	1,951	2,712,612
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	3,121	3,074,154
2.95%, 07/15/30 (Call 04/15/30)	1,785	1,745,516
3.80%, 04/15/24 (Call 01/15/24)	3,345	3,439,697
3.85%, 06/01/27 (Call 03/01/27)	4,239	4,425,346
3.90%, 02/01/25 (Call 11/01/24)	2,720	2,828,038
4.95%, 06/01/47 (Call 12/01/46)	2,668	3,009,717
5.85%, 02/01/35	1,560	1,839,739
6.25%, 03/15/38	2,818	3,446,724
6.45%, 06/30/33	1,985	2,437,203
6.50%, 02/15/37	2,289	2,876,930
6.75%, 02/01/39	1,660	2,116,085
7.20%, 01/15/32	700	900,851

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	$2,085	$1,881,900
4.25%, 04/15/27 (Call 01/15/27)	3,105	3,294,560
4.40%, 04/15/29 (Call 01/15/29)	2,882	3,070,944
5.25%, 06/15/37 (Call 12/15/36)	3,860	4,295,369
5.38%, 07/15/25 (Call 04/15/25)	4,284	4,640,172
5.40%, 06/15/47 (Call 12/15/46)	376	424,993
6.75%, 11/15/39	3,530	4,428,632
6.80%, 09/15/37	1,950	2,464,449
Cenovus Energy Inc/CA, 2.65%, 01/15/32
(Call 10/15/31)	2,391	2,212,775
Chevron Corp.
1.14%, 05/11/23	2,100	2,092,314
1.55%, 05/11/25 (Call 04/11/25)	9,798	9,655,341
2.00%, 05/11/27 (Call 03/11/27)	4,585	4,517,004
2.24%, 05/11/30 (Call 02/11/30)	3,594	3,500,664
2.57%, 05/16/23 (Call 03/16/23)	4,184	4,235,380
2.90%, 03/03/24 (Call 01/03/24)	3,815	3,896,717
2.95%, 05/16/26 (Call 02/16/26)	6,862	7,090,848
3.08%, 05/11/50 (Call 11/11/49)	3,061	2,947,835
3.19%, 06/24/23 (Call 03/24/23)	7,022	7,157,525
3.33%, 11/17/25 (Call 08/17/25)	4,034	4,194,432
Chevron USA Inc.
0.43%, 08/11/23	993	978,244
0.69%, 08/12/25 (Call 07/12/25)	5,306	5,068,079
1.02%, 08/12/27 (Call 06/12/27)	3,649	3,410,866
2.34%, 08/12/50 (Call 02/12/50)	2,436	2,027,288
3.25%, 10/15/29 (Call 07/15/29)	1,365	1,423,340
3.85%, 01/15/28 (Call 10/15/27)	2,190	2,346,848
3.90%, 11/15/24 (Call 08/15/24)	2,436	2,554,536
5.25%, 11/15/43 (Call 05/15/43)	165	209,189
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,249	1,253,322
3.00%, 05/09/23	10,101	10,228,576
3.30%, 09/30/49 (Call 03/30/49)	1,315	1,138,343
4.25%, 05/09/43(b)	3,599	3,683,648
CNOOC Finance 2014 ULC
4.25%, 04/30/24	7,345	7,675,598
4.88%, 04/30/44	3,380	3,767,923
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	1,250	1,272,213
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	4,520	4,669,296
3.75%, 05/02/23	200	204,146
4.38%, 05/02/28	5,052	5,520,876
CNOOC Petroleum North America ULC
5.88%, 03/10/35(b)	1,913	2,246,417
6.40%, 05/15/37	3,637	4,543,049
7.50%, 07/30/39	1,006	1,424,184
7.88%, 03/15/32	1,846	2,501,902
Conoco Funding Co., 7.25%, 10/15/31	3,669	4,966,835
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	1,835	1,793,346
3.75%, 10/01/27 (Call 07/01/27)(c)	2,553	2,728,110
4.30%, 08/15/28 (Call 05/15/28)(c)	5,526	6,055,114
4.85%, 08/15/48 (Call 02/15/48)(c)	4,224	5,034,205
4.88%, 10/01/47 (Call 04/01/47)(c)	2,649	3,182,535
5.90%, 10/15/32	1,686	2,098,497
5.90%, 05/15/38	283	366,247
6.50%, 02/01/39	6,805	9,429,416

Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	$15	$15,005
2.40%, 03/07/25 (Call 03/07/23)	505	505,631
3.35%, 11/15/24 (Call 08/15/24)	165	170,112
3.80%, 03/15/52 (Call 09/15/51)	1,635	1,659,721
4.30%, 11/15/44 (Call 05/15/44)	1,370	1,501,424
4.95%, 03/15/26 (Call 12/15/25)	4,361	4,778,304
5.95%, 03/15/46 (Call 09/15/45)	3,225	4,381,485
6.95%, 04/15/29	3,589	4,590,367
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	3,820	3,901,710
4.38%, 01/15/28 (Call 10/15/27)	3,410	3,533,612
4.50%, 04/15/23 (Call 01/15/23)	2,200	2,247,916
4.90%, 06/01/44 (Call 12/01/43)	3,035	3,058,430
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(c)	2,638	2,751,408
4.38%, 06/01/24 (Call 03/01/24)(c)	2,706	2,810,885
4.38%, 03/15/29 (Call 12/15/28)(c)	1,727	1,852,829
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	2,465	2,574,865
4.75%, 05/15/42 (Call 11/15/41)	2,623	2,813,456
5.00%, 06/15/45 (Call 12/15/44)	3,685	4,106,601
5.25%, 09/15/24 (Call 06/15/24)	1,085	1,155,384
5.25%, 10/15/27 (Call 10/15/22)	600	623,184
5.60%, 07/15/41 (Call 01/15/41)	2,095	2,449,034
5.85%, 12/15/25 (Call 09/15/25)	4,059	4,527,206
5.88%, 06/15/28 (Call 06/15/23)	1,150	1,224,348
7.88%, 09/30/31	977	1,316,840
7.95%, 04/15/32	1,335	1,813,357
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	5,309	5,373,345
3.13%, 03/24/31 (Call 12/24/30)	1,542	1,504,699
3.25%, 12/01/26 (Call 10/01/26)	5,291	5,407,561
3.50%, 12/01/29 (Call 09/01/29)	2,610	2,637,509
4.40%, 03/24/51 (Call 09/24/50)	1,220	1,263,969
4.75%, 05/31/25 (Call 04/30/25)	594	634,695
Eni USA Inc., 7.30%, 11/15/27	385	470,420
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	6,143	6,192,390
3.15%, 04/01/25 (Call 01/01/25)	1,009	1,036,596
3.90%, 04/01/35 (Call 10/01/34)	1,768	1,900,865
4.15%, 01/15/26 (Call 10/15/25)	4,264	4,559,239
4.38%, 04/15/30 (Call 01/15/30)	2,984	3,300,304
4.95%, 04/15/50 (Call 10/15/49)	3,101	3,766,754
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,691	2,640,436
2.38%, 05/22/30 (Call 02/22/30)	4,542	4,423,272
2.65%, 01/15/24	6,202	6,302,162
2.88%, 04/06/25 (Call 03/06/25)	4,263	4,344,509
3.00%, 04/06/27 (Call 02/06/27)	1,346	1,381,736
3.13%, 04/06/30 (Call 01/06/30)	4,721	4,846,059
3.25%, 11/10/24	3,123	3,219,220
3.25%, 11/18/49 (Call 05/18/49)	4,599	4,392,643
3.63%, 09/10/28 (Call 06/10/28)	2,026	2,140,428
3.63%, 04/06/40 (Call 10/06/39)	3,159	3,226,445
3.70%, 03/01/24	4,340	4,490,121
3.70%, 04/06/50 (Call 10/06/49)	3,370	3,512,079
3.95%, 05/15/43	4,057	4,286,504
4.25%, 11/23/41	2,245	2,472,127
4.80%, 11/08/43	2,475	2,924,980

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.10%, 08/17/40	$2,992	$3,632,348
7.25%, 09/23/27	775	961,961
7.75%, 06/15/23	1,422	1,529,261
Exxon Mobil Corp.
1.57%, 04/15/23	5,963	5,977,490
2.02%, 08/16/24 (Call 07/16/24)	6,832	6,865,818
2.28%, 08/16/26 (Call 06/16/26)	3,600	3,618,000
2.44%, 08/16/29 (Call 05/16/29)	7,816	7,695,868
2.61%, 10/15/30 (Call 07/15/30)	4,475	4,436,336
2.71%, 03/06/25 (Call 12/06/24)	2,105	2,143,985
2.73%, 03/01/23 (Call 01/01/23)	1,381	1,397,392
2.99%, 03/19/25 (Call 02/19/25)	10,734	11,026,072
3.00%, 08/16/39 (Call 02/16/39)	5,600	5,332,600
3.04%, 03/01/26 (Call 12/01/25)	9,126	9,445,775
3.10%, 08/16/49 (Call 02/16/49)	5,751	5,384,259
3.18%, 03/15/24 (Call 12/15/23)	3,650	3,750,849
3.29%, 03/19/27 (Call 01/19/27)	2,280	2,392,678
3.45%, 04/15/51 (Call 10/15/50)	4,243	4,206,086
3.48%, 03/19/30 (Call 12/19/29)	3,237	3,417,139
3.57%, 03/06/45 (Call 09/06/44)	2,403	2,402,736
4.11%, 03/01/46 (Call 09/01/45)	10,051	10,953,781
4.23%, 03/19/40 (Call 09/19/39)	4,136	4,552,371
4.33%, 03/19/50 (Call 09/19/49)	8,570	9,703,125
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(c)	495	474,566
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	2,385	2,442,383
4.30%, 04/01/27 (Call 01/01/27)	5,202	5,502,051
5.60%, 02/15/41	4,503	5,189,527
5.80%, 04/01/47 (Call 10/01/46)(b)	2,234	2,669,407
6.00%, 01/15/40	1,963	2,334,557
7.13%, 03/15/33	2,027	2,576,358
7.30%, 08/15/31	2,624	3,341,638
7.88%, 10/01/29	652	841,908
HollyFrontier Corp.
2.63%, 10/01/23	2,769	2,784,977
4.50%, 10/01/30 (Call 07/01/30)	1,592	1,605,819
5.88%, 04/01/26 (Call 01/01/26)	4,779	5,190,185
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	3,779	4,012,618
5.20%, 06/01/45 (Call 12/01/44)	1,636	1,809,825
6.60%, 10/01/37	2,848	3,586,002
6.80%, 03/15/32	2,869	3,529,386
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	2,984	3,066,716
3.80%, 04/01/28 (Call 01/01/28)	2,116	2,188,304
4.50%, 04/01/48 (Call 10/01/47)	3,222	3,331,709
4.70%, 05/01/25 (Call 04/01/25)	5,650	6,004,594
4.75%, 09/15/44 (Call 03/15/44)	4,456	4,711,864
5.00%, 09/15/54 (Call 03/15/54)	2,228	2,395,568
5.13%, 12/15/26 (Call 09/15/26)	3,164	3,481,634
6.50%, 03/01/41 (Call 09/01/40)	1,766	2,245,910
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	3,205	3,464,509
5.63%, 07/01/24	3,690	3,947,156
Ovintiv Inc.
6.50%, 08/15/34	3,105	3,788,224
6.50%, 02/01/38	2,115	2,513,212
6.63%, 08/15/37	2,110	2,576,542
7.20%, 11/01/31	1,285	1,579,689

Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 11/01/31	$1,875	$2,371,519
8.13%, 09/15/30	1,075	1,379,075
Phillips 66
0.90%, 02/15/24 (Call 03/31/22)	415	407,912
1.30%, 02/15/26 (Call 01/15/26)	3,074	2,933,211
2.15%, 12/15/30 (Call 09/15/30)	3,780	3,491,321
3.30%, 03/15/52 (Call 09/15/51)	2,520	2,251,847
3.70%, 04/06/23	2,372	2,424,113
3.85%, 04/09/25 (Call 03/09/25)	5,976	6,219,044
3.90%, 03/15/28 (Call 12/15/27)	3,830	4,010,240
4.65%, 11/15/34 (Call 05/15/34)	5,122	5,715,896
4.88%, 11/15/44 (Call 05/15/44)	3,888	4,426,838
5.88%, 05/01/42	4,499	5,705,047
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	300	285,483
1.90%, 08/15/30 (Call 05/15/30)	7,795	7,086,824
2.15%, 01/15/31 (Call 10/15/30)	385	355,367
Shell International Finance BV
0.38%, 09/15/23	777	763,573
2.00%, 11/07/24 (Call 10/07/24)	5,005	5,020,666
2.38%, 11/07/29 (Call 08/07/29)	4,471	4,358,376
2.50%, 09/12/26	8,080	8,174,455
2.75%, 04/06/30 (Call 01/06/30)	1,563	1,560,280
2.88%, 05/10/26	5,112	5,269,654
2.88%, 11/26/41 (Call 05/26/41)	2,555	2,350,191
3.00%, 11/26/51 (Call 05/26/51)	3,335	3,036,884
3.13%, 11/07/49 (Call 05/07/49)	5,038	4,675,566
3.25%, 05/11/25	12,161	12,608,282
3.25%, 04/06/50 (Call 10/06/49)	7,388	7,092,037
3.50%, 11/13/23 (Call 10/13/23)	4,827	4,972,727
3.63%, 08/21/42	2,648	2,671,276
3.75%, 09/12/46	4,981	5,113,843
3.88%, 11/13/28 (Call 08/13/28)	3,325	3,566,827
4.00%, 05/10/46	8,419	8,925,740
4.13%, 05/11/35	4,743	5,201,838
4.38%, 05/11/45	10,083	11,144,034
4.55%, 08/12/43	4,918	5,611,487
5.50%, 03/25/40	3,045	3,837,766
6.38%, 12/15/38	7,146	9,710,914
Suncor Energy Inc.
2.80%, 05/15/23	4,915	4,969,704
3.10%, 05/15/25 (Call 04/15/25)	2,449	2,499,988
3.75%, 03/04/51 (Call 09/04/50)	898	861,110
4.00%, 11/15/47 (Call 05/15/47)	3,307	3,333,390
5.35%, 07/15/33	1,060	1,201,468
5.95%, 12/01/34	1,550	1,841,338
5.95%, 05/15/35	2,180	2,628,993
6.50%, 06/15/38	2,327	2,942,119
6.80%, 05/15/38	5,192	6,759,569
6.85%, 06/01/39	3,271	4,307,743
7.15%, 02/01/32	217	277,695
Tosco Corp., 8.13%, 02/15/30	725	979,388
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	3,153	3,197,520
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	3,671	3,701,469
2.83%, 01/10/30 (Call 10/10/29)	5,626	5,644,510
2.99%, 06/29/41 (Call 12/29/40)	1,618	1,496,957
3.13%, 05/29/50 (Call 11/29/49)	5,754	5,317,329
3.39%, 06/29/60 (Call 12/29/59)	454	422,311
3.46%, 02/19/29 (Call 11/19/28)	5,259	5,477,985

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
3.46%, 07/12/49 (Call 01/12/49)	$5,525	$5,368,256
3.70%, 01/15/24	4,814	4,981,142
3.75%, 04/10/24	6,680	6,868,510
TotalEnergies Capital SA, 3.88%, 10/11/28	3,832	4,098,707
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	1,320	1,281,984
2.80%, 12/01/31 (Call 09/01/31)	2,340	2,211,206
2.85%, 04/15/25 (Call 03/15/25)	1,334	1,348,981
3.65%, 12/01/51 (Call 06/01/51)	3,090	2,777,416
4.00%, 04/01/29 (Call 01/01/29)	3,958	4,140,780
4.00%, 06/01/52 (Call 12/01/51)(b)	580	553,529
4.35%, 06/01/28 (Call 03/01/28)	3,248	3,462,790
4.90%, 03/15/45(b)	4,683	5,058,764
6.63%, 06/15/37	1,975	2,538,566
7.50%, 04/15/32	2,173	2,832,853

		960,794,440

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	2,994	3,435,825
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	2,000	1,978,920
2.06%, 12/15/26 (Call 11/15/26)	2,625	2,563,654
3.14%, 11/07/29 (Call 08/07/29)	1,890	1,907,218
3.34%, 12/15/27 (Call 09/15/27)	4,286	4,418,180
4.08%, 12/15/47 (Call 06/15/47)	6,858	6,944,136
4.49%, 05/01/30 (Call 02/01/30)	1,224	1,345,274
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	988	972,646
3.50%, 08/01/23 (Call 05/01/23)	2,259	2,304,813
3.80%, 11/15/25 (Call 08/15/25)	1,441	1,509,491
4.50%, 11/15/41 (Call 05/15/41)	3,150	3,260,313
4.75%, 08/01/43 (Call 02/01/43)	3,445	3,670,647
4.85%, 11/15/35 (Call 05/15/35)	3,332	3,711,681
5.00%, 11/15/45 (Call 05/15/45)	4,396	4,905,804
6.70%, 09/15/38	3,559	4,580,113
7.45%, 09/15/39	4,226	5,824,738
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	2,477	2,481,781
3.95%, 12/01/42 (Call 06/01/42)	4,372	3,973,842
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,550	2,475,693
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	2,018	1,964,503
3.65%, 12/01/23 (Call 09/01/23)	5,934	6,095,642

		70,324,914

Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	1,289	1,349,274
4.50%, 05/15/28 (Call 02/15/28)	540	595,442
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	3,830	3,700,852
2.69%, 05/25/31 (Call 02/25/31)	2,925	2,814,991
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,015	987,057
1.57%, 01/15/26 (Call 12/15/25)	1,322	1,259,179
1.65%, 01/15/27 (Call 12/15/26)	1,635	1,520,387
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	878	877,965
3.05%, 10/01/51 (Call 04/01/51)	1,005	875,224

Security	Par (000)	Value

Packaging & Containers (continued)
3.40%, 12/15/27 (Call 09/15/27)	$1,206	$1,256,121
3.65%, 09/15/24 (Call 06/15/24)	1,114	1,151,598
4.05%, 12/15/49 (Call 06/15/49)	2,057	2,123,626
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	5,010	4,906,844
2.25%, 02/01/27 (Call 01/01/27)	3,685	3,608,389
2.85%, 02/01/32 (Call 11/01/31)	4,385	4,255,949
3.13%, 05/01/30 (Call 02/01/30)	1,295	1,293,731
5.75%, 11/01/40 (Call 05/01/40)(b)	50	62,416
WestRock MWV LLC
7.95%, 02/15/31	1,395	1,868,616
8.20%, 01/15/30	486	641,646
WestRock RKT LLC, 4.00%, 03/01/23 (Call 03/22/22)	2,710	2,760,189
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	3,333	3,391,528
3.00%, 06/15/33 (Call 03/15/33)	2,285	2,208,224
3.38%, 09/15/27 (Call 06/15/27)	1,236	1,276,652
3.75%, 03/15/25 (Call 01/15/25)	1,984	2,061,257
3.90%, 06/01/28 (Call 03/01/28)	2,366	2,468,684
4.00%, 03/15/28 (Call 12/15/27)	1,842	1,954,196
4.20%, 06/01/32 (Call 03/01/32)	2,001	2,144,932
4.65%, 03/15/26 (Call 01/15/26)	5,377	5,801,568
4.90%, 03/15/29 (Call 12/15/28)	2,120	2,353,327

		61,569,864

Pharmaceuticals — 1.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	12,305	12,416,483
2.85%, 05/14/23 (Call 03/14/23)	5,420	5,488,292
2.95%, 11/21/26 (Call 09/21/26)	5,639	5,732,325
3.20%, 05/14/26 (Call 02/14/26)	6,971	7,152,804
3.20%, 11/21/29 (Call 08/21/29)	17,389	17,631,577
3.60%, 05/14/25 (Call 02/14/25)	11,929	12,327,786
3.75%, 11/14/23 (Call 10/14/23)	4,784	4,932,974
3.80%, 03/15/25 (Call 12/15/24)	9,611	9,982,465
3.85%, 06/15/24 (Call 03/15/24)	5,180	5,357,674
4.05%, 11/21/39 (Call 05/21/39)	10,871	11,412,811
4.25%, 11/14/28 (Call 08/14/28)	3,931	4,247,917
4.25%, 11/21/49 (Call 05/21/49)	16,763	17,815,716
4.30%, 05/14/36 (Call 11/14/35)	5,938	6,468,085
4.40%, 11/06/42	9,687	10,465,738
4.45%, 05/14/46 (Call 11/14/45)	8,128	8,772,794
4.50%, 05/14/35 (Call 11/14/34)	5,616	6,229,997
4.55%, 03/15/35 (Call 09/15/34)	6,061	6,724,376
4.63%, 10/01/42 (Call 04/01/42)	1,523	1,668,492
4.70%, 05/14/45 (Call 11/14/44)	9,880	10,980,237
4.75%, 03/15/45 (Call 09/15/44)	4,354	4,842,214
4.85%, 06/15/44 (Call 12/15/43)	4,936	5,582,419
4.88%, 11/14/48 (Call 05/14/48)	7,205	8,291,874
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	2,477	2,388,051
2.80%, 05/15/30 (Call 02/15/30)	3,358	3,294,064
3.25%, 03/01/25 (Call 12/01/24)	1,892	1,942,006
3.40%, 05/15/24 (Call 02/15/24)	2,635	2,702,957
3.45%, 12/15/27 (Call 09/15/27)	4,014	4,174,078
4.25%, 03/01/45 (Call 09/01/44)	1,685	1,744,295
4.30%, 12/15/47 (Call 06/15/47)	2,872	3,014,078
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	609	592,959
1.20%, 05/28/26 (Call 04/28/26)	6,195	5,939,580
1.75%, 05/28/28 (Call 03/28/28)	4,841	4,632,401

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.25%, 05/28/31 (Call 02/28/31)	$1,255	$1,207,034
AstraZeneca PLC
0.30%, 05/26/23	360	355,111
0.70%, 04/08/26 (Call 03/08/26)	4,105	3,858,372
1.38%, 08/06/30 (Call 05/06/30)	7,446	6,711,154
2.13%, 08/06/50 (Call 02/06/50)	3,100	2,446,055
3.00%, 05/28/51 (Call 11/28/50)	3,760	3,526,354
3.13%, 06/12/27 (Call 03/12/27)	3,796	3,929,999
3.38%, 11/16/25	8,606	8,963,665
3.50%, 08/17/23 (Call 07/17/23)	3,634	3,729,501
4.00%, 01/17/29 (Call 10/17/28)	2,740	2,966,187
4.00%, 09/18/42	2,474	2,685,898
4.38%, 11/16/45	1,829	2,093,949
4.38%, 08/17/48 (Call 02/17/48)	3,262	3,770,481
6.45%, 09/15/37	10,222	13,872,971
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	4,550	4,144,003
2.82%, 05/20/30 (Call 02/20/30)	4,112	4,048,099
3.36%, 06/06/24 (Call 04/06/24)	2,615	2,680,480
3.70%, 06/06/27 (Call 03/06/27)	4,848	5,086,570
3.73%, 12/15/24 (Call 09/15/24)	2,312	2,391,880
3.79%, 05/20/50 (Call 11/20/49)	4,510	4,508,286
4.67%, 06/06/47 (Call 12/06/46)	1,942	2,178,341
4.69%, 12/15/44 (Call 06/15/44)	5,132	5,732,803
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/31/22)	315	309,733
0.75%, 11/13/25 (Call 10/13/25)	828	785,664
1.13%, 11/13/27 (Call 09/13/27)	531	499,469
1.45%, 11/13/30 (Call 08/13/30)	1,000	905,320
2.35%, 11/13/40 (Call 05/13/40)	749	648,814
2.55%, 11/13/50 (Call 05/13/50)	4,986	4,225,236
2.90%, 07/26/24 (Call 06/26/24)	5,552	5,684,526
2.95%, 03/15/32 (Call 12/15/31)	1,235	1,252,759
3.20%, 06/15/26 (Call 04/15/26)	6,867	7,154,521
3.25%, 11/01/23	363	372,797
3.25%, 02/27/27	2,672	2,794,672
3.25%, 08/01/42	2,823	2,743,081
3.40%, 07/26/29 (Call 04/26/29)	9,694	10,206,813
3.45%, 11/15/27 (Call 08/15/27)	5,737	6,052,191
3.55%, 03/15/42 (Call 09/15/41)	1,430	1,459,344
3.63%, 05/15/24 (Call 02/15/24)	160	165,448
3.70%, 03/15/52 (Call 09/15/51)	775	799,149
3.88%, 08/15/25 (Call 05/15/25)	5,021	5,296,000
3.90%, 02/20/28 (Call 11/20/27)	6,812	7,328,963
3.90%, 03/15/62 (Call 09/15/61)	1,330	1,381,245
4.13%, 06/15/39 (Call 12/15/38)	10,306	11,300,014
4.25%, 10/26/49 (Call 04/26/49)	11,357	12,759,135
4.35%, 11/15/47 (Call 05/15/47)	4,219	4,786,329
4.50%, 03/01/44 (Call 09/01/43)	1,160	1,343,814
4.55%, 02/20/48 (Call 08/20/47)	4,591	5,339,563
4.63%, 05/15/44 (Call 11/15/43)	135	159,039
5.00%, 08/15/45 (Call 02/15/45)	4,858	6,010,512
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	5,338	5,435,952
3.20%, 03/15/23	2,400	2,436,240
3.41%, 06/15/27 (Call 03/15/27)	1,406	1,457,389
3.50%, 11/15/24 (Call 08/15/24)	2,149	2,212,202
3.75%, 09/15/25 (Call 06/15/25)	1,982	2,063,302
4.37%, 06/15/47 (Call 12/15/46)	1,884	1,934,717
4.50%, 11/15/44 (Call 05/15/44)	1,565	1,612,091

Security	Par (000)	Value

Pharmaceuticals (continued)
4.60%, 03/15/43	$1,560	$1,632,524
4.90%, 09/15/45 (Call 03/15/45)	1,802	1,952,431
Cigna Corp.
0.61%, 03/15/24 (Call 03/31/22)	2,673	2,607,271
1.25%, 03/15/26 (Call 02/15/26)	1,155	1,104,873
2.38%, 03/15/31 (Call 12/15/30)	2,181	2,053,041
2.40%, 03/15/30 (Call 12/15/29)	6,627	6,297,638
3.00%, 07/15/23 (Call 05/16/23)	2,733	2,774,432
3.05%, 10/15/27 (Call 07/15/27)	3,474	3,537,678
3.20%, 03/15/40 (Call 09/15/39)	1,485	1,372,689
3.25%, 04/15/25 (Call 01/15/25)	4,030	4,118,015
3.40%, 03/01/27 (Call 12/01/26)	4,916	5,093,468
3.40%, 03/15/50 (Call 09/15/49)	5,782	5,289,374
3.40%, 03/15/51 (Call 09/15/50)	2,000	1,823,240
3.50%, 06/15/24 (Call 03/17/24)	2,983	3,063,601
3.75%, 07/15/23 (Call 06/15/23)	2,235	2,294,049
3.88%, 10/15/47 (Call 04/15/47)	5,086	4,986,569
4.13%, 11/15/25 (Call 09/15/25)	7,305	7,695,233
4.38%, 10/15/28 (Call 07/15/28)	8,748	9,482,132
4.50%, 02/25/26 (Call 11/27/25)	3,370	3,609,101
4.80%, 08/15/38 (Call 02/15/38)	10,134	11,305,490
4.80%, 07/15/46 (Call 01/16/46)	3,534	3,939,809
4.90%, 12/15/48 (Call 06/15/48)	9,408	10,685,512
6.13%, 11/15/41	2,223	2,874,828
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	9,771	9,113,998
1.75%, 08/21/30 (Call 05/21/30)	4,935	4,462,375
1.88%, 02/28/31 (Call 11/28/30)	4,855	4,412,127
2.13%, 09/15/31 (Call 06/15/31)	5,895	5,454,702
2.63%, 08/15/24 (Call 07/15/24)	2,983	3,018,229
2.70%, 08/21/40 (Call 02/21/40)	5,179	4,517,693
2.88%, 06/01/26 (Call 03/01/26)	5,090	5,149,706
3.00%, 08/15/26 (Call 06/15/26)	3,182	3,237,208
3.25%, 08/15/29 (Call 05/15/29)	7,570	7,696,873
3.38%, 08/12/24 (Call 05/12/24)	5,407	5,553,746
3.63%, 04/01/27 (Call 02/01/27)	2,818	2,950,587
3.75%, 04/01/30 (Call 01/01/30)	2,898	3,040,697
3.88%, 07/20/25 (Call 04/20/25)	9,938	10,388,390
4.00%, 12/05/23 (Call 09/05/23)	675	697,025
4.10%, 03/25/25 (Call 01/25/25)	1,513	1,587,697
4.13%, 04/01/40 (Call 10/01/39)	5,175	5,374,134
4.25%, 04/01/50 (Call 10/01/49)	3,883	4,163,974
4.30%, 03/25/28 (Call 12/25/27)	10,295	11,127,660
4.78%, 03/25/38 (Call 09/25/37)	14,795	16,564,926
4.88%, 07/20/35 (Call 01/20/35)	1,169	1,343,836
5.05%, 03/25/48 (Call 09/25/47)	27,324	31,913,885
5.13%, 07/20/45 (Call 01/20/45)	9,608	11,135,480
5.30%, 12/05/43 (Call 06/05/43)	3,878	4,615,247
6.13%, 09/15/39(b)	1,023	1,310,166
6.25%, 06/01/27	705	823,228
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	3,857	3,202,544
2.50%, 09/15/60 (Call 03/15/60)	1,790	1,478,916
2.75%, 06/01/25 (Call 03/01/25)	2,494	2,545,551
3.10%, 05/15/27 (Call 02/15/27)	4,700	4,872,114
3.38%, 03/15/29 (Call 12/15/28)	6,485	6,843,037
3.70%, 03/01/45 (Call 09/01/44)	75	80,842
3.95%, 05/15/47 (Call 11/15/46)(b)	310	347,925
5.55%, 03/15/37	50	63,078

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	$2,633	$2,669,467
3.38%, 05/15/23	3,009	3,075,409
3.63%, 05/15/25	4,247	4,443,041
3.88%, 05/15/28	6,613	7,090,128
4.20%, 03/18/43	3,619	4,062,798
5.38%, 04/15/34	2,096	2,624,863
6.38%, 05/15/38	6,163	8,516,526
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	1,613	1,586,127
3.00%, 06/01/24 (Call 05/01/24)	6,467	6,612,378
3.38%, 06/01/29 (Call 03/01/29)	5,933	6,207,698
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,302	1,239,725
0.95%, 09/01/27 (Call 07/01/27)	1,901	1,791,883
1.30%, 09/01/30 (Call 06/01/30)	2,393	2,195,099
2.05%, 03/01/23 (Call 01/01/23)	1,573	1,584,624
2.10%, 09/01/40 (Call 03/01/40)	3,221	2,783,395
2.25%, 09/01/50 (Call 03/01/50)	2,406	2,017,696
2.45%, 03/01/26 (Call 12/01/25)	3,120	3,176,441
2.45%, 09/01/60 (Call 03/01/60)	638	530,235
2.63%, 01/15/25 (Call 11/15/24)	4,704	4,804,430
2.90%, 01/15/28 (Call 10/15/27)	5,546	5,733,954
2.95%, 03/03/27 (Call 12/03/26)	3,580	3,713,212
3.38%, 12/05/23	4,562	4,722,947
3.40%, 01/15/38 (Call 07/15/37)	3,605	3,740,260
3.50%, 01/15/48 (Call 07/15/47)	3,270	3,411,918
3.55%, 03/01/36 (Call 09/01/35)	3,476	3,745,981
3.63%, 03/03/37 (Call 09/03/36)	7,451	8,032,625
3.70%, 03/01/46 (Call 09/01/45)	6,909	7,416,190
3.75%, 03/03/47 (Call 09/03/46)	4,191	4,561,191
4.38%, 12/05/33 (Call 06/05/33)	5,448	6,332,919
4.50%, 09/01/40	2,677	3,131,153
4.50%, 12/05/43 (Call 06/05/43)	2,393	2,821,156
4.85%, 05/15/41	1,932	2,371,762
4.95%, 05/15/33	644	787,928
5.85%, 07/15/38	1,008	1,344,420
5.95%, 08/15/37	4,264	5,782,453
6.95%, 09/01/29(b)	903	1,196,746
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	2,230	2,109,558
1.30%, 08/15/26 (Call 07/15/26)	2,520	2,388,406
2.85%, 03/15/23 (Call 12/15/22)	951	961,547
3.80%, 03/15/24 (Call 12/15/23)	4,821	4,973,585
3.95%, 02/16/28 (Call 11/16/27)	2,517	2,669,908
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	3,616	3,807,756
4.60%, 06/01/44 (Call 12/01/43)	3,708	4,398,096
5.90%, 11/01/39(b)	340	451,870
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	1,260	1,200,062
1.45%, 06/24/30 (Call 03/24/30)	959	875,922
1.70%, 06/10/27 (Call 05/10/27)	5,090	4,958,780
1.90%, 12/10/28 (Call 10/10/28)	5,110	4,954,963
2.15%, 12/10/31 (Call 09/10/31)	6,415	6,127,929
2.35%, 06/24/40 (Call 12/24/39)	3,261	2,872,941
2.45%, 06/24/50 (Call 12/24/49)(b)	4,590	3,921,283
2.75%, 02/10/25 (Call 11/10/24)	10,701	10,947,123
2.75%, 12/10/51 (Call 06/10/51)	3,070	2,742,554
2.80%, 05/18/23	9,278	9,437,767

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 03/07/24 (Call 02/07/24)	$3,545	$3,625,932
2.90%, 12/10/61 (Call 06/10/61)	3,621	3,195,424
3.40%, 03/07/29 (Call 12/07/28)	8,681	9,138,141
3.60%, 09/15/42 (Call 03/15/42)	2,790	2,876,295
3.70%, 02/10/45 (Call 08/10/44)	7,182	7,498,295
3.90%, 03/07/39 (Call 09/07/38)	4,725	5,122,420
4.00%, 03/07/49 (Call 09/07/48)	6,678	7,360,759
4.15%, 05/18/43	3,788	4,209,945
6.50%, 12/01/33	563	760,681
6.55%, 09/15/37	90	127,709
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	400	522,892
5.95%, 12/01/28	400	484,252
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	977	1,004,747
4.55%, 04/15/28 (Call 01/15/28)	3,008	3,204,663
5.20%, 04/15/48 (Call 10/15/47)	3,067	3,327,235
5.40%, 11/29/43 (Call 05/29/43)	2,404	2,676,974
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,120	3,101,904
2.00%, 02/14/27 (Call 12/14/26)	3,776	3,743,338
2.20%, 08/14/30 (Call 05/14/30)	1,478	1,436,971
2.75%, 08/14/50 (Call 02/14/50)	4,718	4,320,037
3.00%, 11/20/25 (Call 08/20/25)	5,496	5,670,718
3.10%, 05/17/27 (Call 02/17/27)	1,084	1,124,368
3.40%, 05/06/24	4,913	5,077,929
3.70%, 09/21/42	2,057	2,176,615
4.00%, 11/20/45 (Call 05/20/45)	4,711	5,225,959
4.40%, 05/06/44	6,523	7,586,053
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,222	4,073,554
1.70%, 05/28/30 (Call 02/28/30)	4,076	3,801,278
1.75%, 08/18/31 (Call 05/18/31)	3,580	3,317,693
2.55%, 05/28/40 (Call 11/28/39)	4,295	3,929,367
2.63%, 04/01/30 (Call 01/01/30)	4,668	4,675,282
2.70%, 05/28/50 (Call 11/28/49)	2,940	2,662,199
2.75%, 06/03/26	3,707	3,810,055
2.95%, 03/15/24 (Call 02/15/24)	2,882	2,949,525
3.00%, 06/15/23	3,644	3,715,568
3.00%, 12/15/26	7,073	7,359,456
3.20%, 09/15/23 (Call 08/15/23)	3,769	3,863,376
3.40%, 05/15/24	3,403	3,524,589
3.45%, 03/15/29 (Call 12/15/28)	5,188	5,475,986
3.60%, 09/15/28 (Call 06/15/28)	2,708	2,900,458
3.90%, 03/15/39 (Call 09/15/38)	4,343	4,732,784
4.00%, 12/15/36	3,742	4,139,625
4.00%, 03/15/49 (Call 09/15/48)	5,072	5,641,180
4.10%, 09/15/38 (Call 03/15/38)	4,247	4,720,201
4.13%, 12/15/46	1,897	2,137,483
4.20%, 09/15/48 (Call 03/15/48)	1,870	2,132,305
4.30%, 06/15/43	1,753	1,982,678
4.40%, 05/15/44	4,939	5,679,159
5.60%, 09/15/40	1,299	1,677,191
7.20%, 03/15/39	9,143	13,693,563
Pharmacia LLC, 6.60%, 12/01/28	3,444	4,249,001
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	2,233	2,284,850
3.63%, 06/19/28 (Call 03/19/28)	5,166	5,578,505

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	$10,977	$11,124,202
3.20%, 09/23/26 (Call 06/23/26)	6,864	7,044,249
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	9,315	8,633,421
3.03%, 07/09/40 (Call 01/09/40)	6,288	5,698,689
3.18%, 07/09/50 (Call 01/09/50)	6,555	5,868,429
3.38%, 07/09/60 (Call 01/09/60)	2,216	1,973,636
4.40%, 11/26/23 (Call 10/26/23)	5,081	5,274,535
5.00%, 11/26/28 (Call 08/26/28)	4,926	5,562,932
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	5,617	5,800,507
5.25%, 06/15/46 (Call 12/15/45)	1,902	2,019,220
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	3,592	3,471,883
2.30%, 06/22/27 (Call 04/22/27)	3,423	3,293,029
2.70%, 06/22/30 (Call 03/22/30)	3,735	3,487,407
3.85%, 06/22/40 (Call 12/22/39)	5,921	5,556,918
4.00%, 06/22/50 (Call 12/22/49)	7,061	6,250,609
Wyeth LLC
5.95%, 04/01/37	5,571	7,303,191
6.00%, 02/15/36	1,304	1,716,181
6.45%, 02/01/24	2,707	2,938,719
6.50%, 02/01/34	2,729	3,622,666
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	3,705	3,446,687
3.00%, 09/12/27 (Call 06/12/27)	4,766	4,858,270
3.00%, 05/15/50 (Call 11/15/49)	3,220	2,972,640
3.90%, 08/20/28 (Call 05/20/28)	1,844	1,951,431
3.95%, 09/12/47 (Call 03/12/47)	1,869	2,012,184
4.45%, 08/20/48 (Call 02/20/48)	1,894	2,154,728
4.50%, 11/13/25 (Call 08/13/25)	3,703	3,952,990
4.70%, 02/01/43 (Call 08/01/42)	2,271	2,617,850

		1,239,006,548

Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	970	950,338
3.60%, 09/01/32 (Call 06/01/32)	110	108,897
4.45%, 07/15/27 (Call 04/15/27)	657	693,299
4.80%, 05/03/29 (Call 02/03/29)	2,026	2,181,759
4.95%, 12/15/24 (Call 09/15/24)	1,718	1,814,878
5.95%, 06/01/26 (Call 03/01/26)	1,865	2,076,193
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)(c)	3,090	2,805,813
3.70%, 11/15/29 (Call 05/18/29)	4,729	4,828,167
5.13%, 06/30/27 (Call 01/01/27)	1,887	2,059,793
5.88%, 03/31/25 (Call 10/02/24)	6,352	6,861,303
7.00%, 06/30/24 (Call 01/01/24)	6,330	6,853,491
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	6,984	7,412,957
5.80%, 06/01/45 (Call 12/01/44)	2,397	2,888,097
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(c)	2,240	2,231,018
4.60%, 12/15/44 (Call 06/15/44)(b)(c)	1,936	2,093,145
4.80%, 11/01/43 (Call 05/01/43)(c)	2,003	2,172,053
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	2,090	2,452,594
5.88%, 10/15/25 (Call 07/15/25)	2,592	2,869,111
7.38%, 10/15/45 (Call 04/15/45)	3,059	4,343,352
Series B, 7.50%, 04/15/38	1,460	2,031,838

Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
0.55%, 10/04/23	$1,444	$1,414,427
1.60%, 10/04/26 (Call 09/04/26)	2,185	2,086,741
2.15%, 02/16/24	725	726,443
2.50%, 01/15/25 (Call 12/15/24)	2,347	2,351,389
2.50%, 02/14/25	580	582,088
2.50%, 08/01/33 (Call 05/01/33)	3,460	3,185,864
3.13%, 11/15/29 (Call 08/15/29)	3,560	3,574,525
3.40%, 08/01/51 (Call 02/01/51)	1,580	1,441,244
3.50%, 06/10/24 (Call 03/10/24)	2,483	2,544,405
3.70%, 07/15/27 (Call 04/15/27)	2,312	2,411,462
4.00%, 10/01/23 (Call 07/01/23)	2,199	2,259,846
4.00%, 11/15/49 (Call 05/15/49)	1,393	1,400,843
4.25%, 12/01/26 (Call 09/01/26)	3,531	3,764,646
4.50%, 06/10/44 (Call 12/10/43)	428	453,432
5.50%, 12/01/46 (Call 06/01/46)	641	787,603
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,770	3,791,677
3.75%, 05/15/30 (Call 02/15/30)	4,056	4,110,878
3.90%, 05/15/24 (Call 02/15/24)	2,396	2,460,860
3.90%, 07/15/26 (Call 04/15/26)	2,694	2,784,976
4.00%, 10/01/27 (Call 07/01/27)	2,605	2,691,278
4.05%, 03/15/25 (Call 12/15/24)	3,577	3,704,484
4.15%, 09/15/29 (Call 06/15/29)	3,027	3,121,866
4.20%, 04/15/27 (Call 01/15/27)	2,422	2,520,551
4.25%, 03/15/23 (Call 12/15/22)	1,155	1,177,476
4.25%, 04/01/24 (Call 01/01/24)	2,709	2,799,752
4.40%, 03/15/27 (Call 12/15/26)	3,004	3,155,402
4.50%, 04/15/24 (Call 03/15/24)	3,651	3,802,663
4.75%, 01/15/26 (Call 10/15/25)	3,714	3,945,345
4.90%, 02/01/24 (Call 11/01/23)	1,678	1,746,244
4.90%, 03/15/35 (Call 09/15/34)	2,650	2,786,820
4.95%, 05/15/28 (Call 02/15/28)	3,568	3,844,556
4.95%, 06/15/28 (Call 03/15/28)	4,944	5,350,001
4.95%, 01/15/43 (Call 07/15/42)	1,374	1,355,259
5.00%, 05/15/44 (Call 11/15/43)	1,695	1,687,491
5.00%, 05/15/50 (Call 11/15/49)	5,799	6,042,210
5.15%, 02/01/43 (Call 08/01/42)	2,096	2,127,629
5.15%, 03/15/45 (Call 09/15/44)	963	987,768
5.25%, 04/15/29 (Call 01/15/29)	4,062	4,463,651
5.30%, 04/01/44 (Call 10/01/43)	2,474	2,561,876
5.30%, 04/15/47 (Call 10/15/46)	3,680	3,857,266
5.35%, 05/15/45 (Call 11/15/44)	4,048	4,251,331
5.40%, 10/01/47 (Call 04/01/47)	5,153	5,478,824
5.50%, 06/01/27 (Call 03/01/27)	2,633	2,905,463
5.88%, 01/15/24 (Call 10/15/23)	2,322	2,452,171
5.95%, 12/01/25 (Call 09/01/25)	1,951	2,143,817
5.95%, 10/01/43 (Call 04/01/43)	1,133	1,249,291
6.00%, 06/15/48 (Call 12/15/47)	3,245	3,669,868
6.05%, 06/01/41 (Call 12/01/40)	2,129	2,417,203
6.10%, 02/15/42	2,340	2,637,718
6.13%, 12/15/45 (Call 06/15/45)	4,558	5,171,735
6.25%, 04/15/49 (Call 10/15/48)	6,409	7,482,379
6.50%, 02/01/42 (Call 08/01/41)	797	942,253
6.63%, 10/15/36	1,305	1,537,590
7.50%, 07/01/38	2,430	3,097,764
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,671	1,868,546
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,570	2,645,070
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	2,247	2,316,208

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(b)	$3,306	$3,256,575
3.13%, 07/31/29 (Call 04/30/29)	4,651	4,696,440
3.20%, 02/15/52 (Call 08/15/51)	4,685	4,048,730
3.30%, 02/15/53 (Call 08/15/52)	1,070	936,646
3.35%, 03/15/23 (Call 12/15/22)	3,899	3,951,792
3.70%, 02/15/26 (Call 11/15/25)	4,027	4,202,577
3.70%, 01/31/51 (Call 07/31/50)	4,517	4,222,130
3.75%, 02/15/25 (Call 11/15/24)	6,038	6,280,909
3.90%, 02/15/24 (Call 11/15/23)	6,139	6,348,156
3.95%, 02/15/27 (Call 11/15/26)	3,259	3,440,983
3.95%, 01/31/60 (Call 07/31/59)	2,773	2,603,986
4.15%, 10/16/28 (Call 07/16/28)	3,438	3,694,819
4.20%, 01/31/50 (Call 07/31/49)	3,345	3,359,517
4.25%, 02/15/48 (Call 08/15/47)	2,694	2,731,716
4.45%, 02/15/43 (Call 08/15/42)	2,936	3,017,445
4.80%, 02/01/49 (Call 08/01/48)	4,268	4,660,357
4.85%, 08/15/42 (Call 02/15/42)	3,764	4,093,087
4.85%, 03/15/44 (Call 09/15/43)	5,632	6,134,769
4.90%, 05/15/46 (Call 11/15/45)	4,392	4,810,031
4.95%, 10/15/54 (Call 04/15/54)	1,377	1,533,441
5.10%, 02/15/45 (Call 08/15/44)	4,861	5,434,987
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	1,504	1,395,697
5.70%, 02/15/42	717	850,326
5.95%, 02/01/41	3,719	4,540,825
6.13%, 10/15/39	1,947	2,409,237
6.45%, 09/01/40(b)	1,575	2,017,906
7.55%, 04/15/38	1,459	1,995,722
Series D, 6.88%, 03/01/33	795	1,022,060
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	3,086	2,938,088
Series H, 6.65%, 10/15/34	1,375	1,734,508
FactSet Research Systems Inc., 3.45%, 03/01/32 (Call 12/01/31)	1,060	1,064,982
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	300	301,356
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	3,645	3,715,713
4.15%, 02/01/24 (Call 11/01/23)	3,029	3,126,291
4.25%, 09/01/24 (Call 06/01/24)	1,564	1,627,311
4.30%, 05/01/24 (Call 02/01/24)	2,772	2,875,978
4.70%, 11/01/42 (Call 05/01/42)	737	754,297
5.00%, 08/15/42 (Call 02/15/42)	1,520	1,599,162
5.00%, 03/01/43 (Call 09/01/42)	2,275	2,411,819
5.40%, 09/01/44 (Call 03/01/44)	2,610	2,911,011
5.50%, 03/01/44 (Call 09/01/43)	3,375	3,788,606
5.63%, 09/01/41	2,207	2,492,189
5.80%, 03/15/35	1,251	1,469,137
6.38%, 03/01/41	2,261	2,725,522
6.50%, 02/01/37	780	965,929
6.50%, 09/01/39	1,796	2,177,075
6.55%, 09/15/40(b)	2,173	2,659,078
6.95%, 01/15/38	4,723	6,027,870
7.30%, 08/15/33	780	1,000,459
7.40%, 03/15/31	560	715,546
7.50%, 11/15/40	1,974	2,639,080
7.75%, 03/15/32	736	975,119
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	4,705	4,508,190
2.00%, 02/15/31 (Call 11/15/30)	195	175,126

Security	Par (000)	Value

Pipelines (continued)
3.25%, 08/01/50 (Call 02/01/50)	$2,151	$1,810,174
3.60%, 02/15/51 (Call 08/15/50)	1,030	923,529
4.30%, 06/01/25 (Call 03/01/25)	5,630	5,902,154
4.30%, 03/01/28 (Call 12/01/27)	5,904	6,291,834
5.05%, 02/15/46 (Call 08/15/45)	3,263	3,533,698
5.20%, 03/01/48 (Call 09/01/47)	2,853	3,176,245
5.30%, 12/01/34 (Call 06/01/34)	3,618	4,079,693
5.55%, 06/01/45 (Call 12/01/44)	6,715	7,695,927
7.75%, 01/15/32	3,519	4,659,613
7.80%, 08/01/31	770	1,017,524
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	1,102	1,101,460
3.95%, 03/01/50 (Call 09/01/49)	2,989	2,829,627
4.20%, 10/03/47 (Call 04/03/47)	1,958	1,923,970
4.25%, 09/15/46 (Call 03/15/46)	1,633	1,618,352
4.85%, 02/01/49 (Call 08/01/48)	1,958	2,097,468
5.00%, 03/01/26 (Call 12/01/25)	2,644	2,875,112
5.15%, 10/15/43 (Call 04/15/43)	2,261	2,491,599
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	5,733	5,509,814
2.65%, 08/15/30 (Call 05/15/30)	5,802	5,468,095
3.38%, 03/15/23 (Call 02/15/23)	4,831	4,906,267
4.00%, 02/15/25 (Call 11/15/24)	2,095	2,178,800
4.00%, 03/15/28 (Call 12/15/27)	3,770	3,934,485
4.13%, 03/01/27 (Call 12/01/26)	3,494	3,683,375
4.25%, 12/01/27 (Call 09/01/27)	2,259	2,395,127
4.50%, 07/15/23 (Call 04/15/23)	4,873	5,007,982
4.50%, 04/15/38 (Call 10/15/37)	6,665	6,894,476
4.70%, 04/15/48 (Call 10/15/47)	4,304	4,458,987
4.80%, 02/15/29 (Call 11/15/28)	2,830	3,100,661
4.88%, 12/01/24 (Call 09/01/24)	4,074	4,317,096
4.88%, 06/01/25 (Call 03/01/25)	4,852	5,167,186
4.90%, 04/15/58 (Call 10/15/57)	686	707,252
5.20%, 03/01/47 (Call 09/01/46)	3,623	3,990,807
5.20%, 12/01/47 (Call 06/01/47)	2,101	2,288,451
5.50%, 02/15/49 (Call 08/15/48)	5,486	6,267,261
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	3,004	3,168,890
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	1,260	1,243,494
2.75%, 09/01/24 (Call 08/01/24)	974	979,230
3.10%, 03/15/30 (Call 12/15/29)	1,363	1,321,319
3.40%, 09/01/29 (Call 06/01/29)	3,190	3,159,057
4.00%, 07/13/27 (Call 04/13/27)	2,051	2,135,337
4.35%, 03/15/29 (Call 12/15/28)	3,033	3,177,462
4.45%, 09/01/49 (Call 03/01/49)	2,613	2,572,681
4.50%, 03/15/50 (Call 09/15/49)	735	726,356
4.55%, 07/15/28 (Call 04/15/28)	2,631	2,807,672
4.95%, 07/13/47 (Call 01/06/47)	2,890	3,031,523
5.20%, 07/15/48 (Call 01/15/48)	3,824	4,164,565
5.85%, 01/15/26 (Call 12/15/25)	1,556	1,732,093
6.00%, 06/15/35	305	350,930
6.35%, 01/15/31 (Call 10/15/30)	1,610	1,910,684
7.15%, 01/15/51 (Call 07/15/50)	1,455	1,930,450
7.50%, 09/01/23 (Call 06/01/23)	1,975	2,108,273
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	2,273	2,409,880
5.00%, 09/15/23 (Call 06/15/23)	457	473,795
6.13%, 02/01/41 (Call 08/01/40)	2,395	2,758,729
6.20%, 09/15/43 (Call 03/15/43)	947	1,094,154

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.65%, 10/01/36	$2,110	$2,543,922
6.85%, 10/15/37	2,180	2,695,221
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	2,342	2,352,867
3.15%, 12/15/29 (Call 09/15/29)	2,176	2,161,464
3.55%, 10/01/26 (Call 07/01/26)	2,025	2,086,034
3.61%, 02/15/25 (Call 11/15/24)	672	693,094
3.75%, 03/01/28 (Call 12/01/27)	2,477	2,550,889
4.68%, 02/15/45 (Call 08/15/44)	1,515	1,633,579
4.90%, 10/01/46 (Call 04/01/46)	1,907	2,117,514
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	2,393	2,367,706
3.60%, 11/01/24 (Call 08/01/24)	3,649	3,736,211
3.80%, 09/15/30 (Call 06/15/30)	1,984	1,987,809
3.85%, 10/15/23 (Call 07/15/23)	3,202	3,275,870
4.30%, 01/31/43 (Call 07/31/42)	2,122	1,929,153
4.50%, 12/15/26 (Call 09/15/26)	3,631	3,871,772
4.65%, 10/15/25 (Call 07/15/25)	4,238	4,491,390
4.70%, 06/15/44 (Call 12/15/43)	3,050	2,900,459
4.90%, 02/15/45 (Call 08/15/44)	1,646	1,595,550
5.15%, 06/01/42 (Call 12/01/41)	1,614	1,614,081
6.65%, 01/15/37	2,557	3,020,354
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,805	4,007,464
4.50%, 05/15/30 (Call 11/15/29)	1,750	1,884,138
5.00%, 03/15/27 (Call 09/15/26)	8,958	9,748,454
5.63%, 04/15/23 (Call 01/15/23)	4,257	4,397,268
5.63%, 03/01/25 (Call 12/01/24)	8,082	8,725,650
5.75%, 05/15/24 (Call 02/15/24)	7,165	7,623,560
5.88%, 06/30/26 (Call 12/31/25)	1,865	2,073,451
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,035	3,124,563
3.50%, 03/15/25 (Call 12/15/24)	2,294	2,357,567
4.50%, 03/15/45 (Call 09/15/44)	3,690	3,838,891
4.75%, 03/15/24 (Call 12/15/23)	3,110	3,252,811
5.95%, 09/25/43 (Call 03/25/43)	2,256	2,832,588
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,935	3,113,389
4.38%, 03/13/25 (Call 12/13/24)	2,168	2,278,503
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	770	922,529
7.00%, 10/15/28	1,170	1,425,750
7.63%, 04/01/37	110	143,499
Texas Eastern Transmission LP, 7.00%, 07/15/32	957	1,238,396
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,230	1,191,895
2.50%, 10/12/31 (Call 07/12/31)	3,264	3,061,436
3.75%, 10/16/23 (Call 07/16/23)	4,471	4,586,709
4.10%, 04/15/30 (Call 01/15/30)	989	1,049,171
4.25%, 05/15/28 (Call 02/15/28)	5,334	5,692,765
4.63%, 03/01/34 (Call 12/01/33)	3,969	4,343,793
4.75%, 05/15/38 (Call 11/15/37)	2,395	2,620,944
4.88%, 01/15/26 (Call 10/15/25)	3,010	3,256,850
4.88%, 05/15/48 (Call 11/15/47)	2,670	3,023,081
5.00%, 10/16/43 (Call 04/16/43)	3,211	3,636,618
5.10%, 03/15/49 (Call 09/15/48)	3,601	4,231,607
5.60%, 03/31/34	1,196	1,403,602
5.85%, 03/15/36	3,908	4,739,466
6.10%, 06/01/40	2,695	3,407,288
6.20%, 10/15/37	4,473	5,650,607

Security	Par (000)	Value

Pipelines (continued)
7.25%, 08/15/38	$3,191	$4,406,675
7.63%, 01/15/39	2,074	2,960,614
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	1,514	1,521,903
3.95%, 05/15/50 (Call 11/15/49)	1,974	1,965,907
4.00%, 03/15/28 (Call 12/15/27)	1,104	1,165,802
4.45%, 08/01/42 (Call 02/01/42)	713	755,188
4.60%, 03/15/48 (Call 09/15/47)	2,445	2,663,314
5.40%, 08/15/41 (Call 02/15/41)	1,940	2,262,428
7.85%, 02/01/26 (Call 11/01/25)	2,877	3,401,103
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	2,501	2,670,418
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	845	799,429
3.50%, 11/15/30 (Call 08/15/30)	2,269	2,307,437
3.50%, 10/15/51 (Call 04/15/51)	235	209,691
3.75%, 06/15/27 (Call 03/15/27)	6,820	7,109,782
3.90%, 01/15/25 (Call 10/15/24)	5,645	5,860,357
4.00%, 09/15/25 (Call 06/15/25)	3,721	3,881,970
4.30%, 03/04/24 (Call 12/04/23)	5,719	5,929,688
4.50%, 11/15/23 (Call 08/15/23)	2,569	2,663,693
4.55%, 06/24/24 (Call 03/24/24)	1,937	2,030,770
4.85%, 03/01/48 (Call 09/01/47)	3,826	4,158,709
4.90%, 01/15/45 (Call 07/15/44)	2,286	2,462,296
5.10%, 09/15/45 (Call 03/15/45)	1,763	1,950,372
5.40%, 03/04/44 (Call 09/04/43)	2,684	3,015,286
5.75%, 06/24/44 (Call 12/24/43)	1,786	2,104,658
5.80%, 11/15/43 (Call 05/15/43)	1,650	1,952,313
6.30%, 04/15/40	5,173	6,388,396
8.75%, 03/15/32	500	703,610
Series A, 7.50%, 01/15/31	195	250,591

		782,550,889

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	887	921,380
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	5,810	5,499,979
4.88%, 03/01/26 (Call 12/01/25)	2,014	2,187,506
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	1,792	1,650,647

		10,259,512

Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	1,500	1,413,435
2.60%, 06/15/33 (Call 03/15/33)	730	670,337
2.90%, 10/01/30 (Call 07/01/30)	659	638,149
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,500	1,322,985
2.00%, 05/18/32 (Call 02/18/32)	1,513	1,370,309
2.75%, 12/15/29 (Call 09/15/29)	1,091	1,079,228
2.95%, 03/15/34 (Call 12/15/33)	665	650,456
3.00%, 05/18/51 (Call 11/18/50)	3,635	3,193,202
3.38%, 08/15/31 (Call 05/15/31)	2,000	2,044,280
3.45%, 04/30/25 (Call 02/28/25)	1,380	1,428,617
3.55%, 03/15/52 (Call 09/15/51)	2,745	2,642,886
3.80%, 04/15/26 (Call 02/15/26)	1,486	1,565,635
3.95%, 01/15/27 (Call 10/15/26)	351	373,401
3.95%, 01/15/28 (Call 10/15/27)	1,102	1,170,368
4.00%, 02/01/50 (Call 08/01/49)	2,930	3,038,674

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.30%, 01/15/26 (Call 10/15/25)	$590	$629,129
4.50%, 07/30/29 (Call 04/30/29)	1,446	1,594,316
4.70%, 07/01/30 (Call 04/01/30)	882	986,067
4.85%, 04/15/49 (Call 10/15/48)	1,338	1,560,162
4.90%, 12/15/30 (Call 09/15/30)	1,785	2,047,234
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	35	33,928
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	1,590	1,495,490
2.85%, 02/01/30 (Call 11/01/29)	1,586	1,538,531
3.30%, 07/15/26 (Call 05/15/26)	1,758	1,808,841
3.63%, 11/15/27 (Call 08/15/27)	1,791	1,855,154
3.75%, 04/15/23 (Call 01/15/23)	3,627	3,682,130
3.88%, 01/30/31 (Call 10/30/30)	1,530	1,595,423
4.13%, 07/01/24 (Call 04/01/24)	1,675	1,740,157
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	210	192,704
3.38%, 07/15/51 (Call 01/15/51)	1,700	1,457,529
4.25%, 02/15/28 (Call 11/15/27)	2,887	3,046,362
4.90%, 02/15/29 (Call 11/15/28)	1,416	1,557,402
American Tower Corp.
0.60%, 01/15/24	3,569	3,475,457
1.30%, 09/15/25 (Call 08/15/25)	2,360	2,261,612
1.45%, 09/15/26 (Call 08/15/26)	2,530	2,396,416
1.50%, 01/31/28 (Call 11/30/27)	1,365	1,251,200
1.60%, 04/15/26 (Call 03/15/26)	3,890	3,730,627
1.88%, 10/15/30 (Call 07/15/30)	2,101	1,861,507
2.10%, 06/15/30 (Call 03/15/30)	1,577	1,429,976
2.30%, 09/15/31 (Call 06/15/31)	3,695	3,357,388
2.40%, 03/15/25 (Call 02/15/25)	5,142	5,126,111
2.70%, 04/15/31 (Call 01/15/31)	2,922	2,753,927
2.75%, 01/15/27 (Call 11/15/26)	2,728	2,724,426
2.90%, 01/15/30 (Call 10/15/29)	1,759	1,698,139
2.95%, 01/15/25 (Call 12/15/24)	2,815	2,845,824
2.95%, 01/15/51 (Call 07/15/50)	4,100	3,356,465
3.00%, 06/15/23	3,110	3,156,152
3.10%, 06/15/50 (Call 12/15/49)	3,444	2,888,862
3.13%, 01/15/27 (Call 10/15/26)	3,458	3,494,689
3.38%, 05/15/24 (Call 04/15/24)	3,705	3,787,177
3.38%, 10/15/26 (Call 07/15/26)	3,585	3,679,680
3.55%, 07/15/27 (Call 04/15/27)	1,891	1,945,139
3.60%, 01/15/28 (Call 10/15/27)	2,763	2,836,054
3.70%, 10/15/49 (Call 04/15/49)	2,346	2,187,387
3.80%, 08/15/29 (Call 05/15/29)	5,106	5,277,562
3.95%, 03/15/29 (Call 12/15/28)	3,988	4,141,618
4.00%, 06/01/25 (Call 03/01/25)	2,486	2,588,150
4.40%, 02/15/26 (Call 11/15/25)	1,669	1,770,542
5.00%, 02/15/24	4,512	4,753,076
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	2,440	2,325,540
2.05%, 01/15/32 (Call 10/15/31)(b)	2,565	2,392,632
2.30%, 03/01/30 (Call 12/01/29)	2,478	2,396,548
2.45%, 01/15/31 (Call 10/17/30)	2,169	2,110,936
2.90%, 10/15/26 (Call 07/15/26)	2,492	2,549,067
2.95%, 05/11/26 (Call 02/11/26)	2,170	2,225,009
3.20%, 01/15/28 (Call 10/15/27)	2,703	2,779,441
3.30%, 06/01/29 (Call 03/01/29)	2,233	2,314,438
3.35%, 05/15/27 (Call 02/15/27)	902	939,280
3.45%, 06/01/25 (Call 03/03/25)	2,102	2,167,961

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/24 (Call 08/15/24)	$397	$409,398
3.50%, 11/15/25 (Call 08/15/25)	470	488,565
3.90%, 10/15/46 (Call 04/15/46)	905	973,545
4.15%, 07/01/47 (Call 01/01/47)	980	1,094,807
4.20%, 12/15/23 (Call 09/16/23)	1,212	1,254,141
4.35%, 04/15/48 (Call 10/18/47)	1,665	1,908,090
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	4,685	4,263,725
2.55%, 04/01/32 (Call 01/01/32)	3,265	3,048,106
2.75%, 10/01/26 (Call 07/01/26)	4,421	4,431,831
2.90%, 03/15/30 (Call 12/15/29)	2,529	2,465,800
3.13%, 09/01/23 (Call 06/01/23)	4,082	4,147,516
3.20%, 01/15/25 (Call 10/15/24)	4,067	4,156,759
3.25%, 01/30/31 (Call 10/30/30)	3,033	3,027,692
3.40%, 06/21/29 (Call 03/21/29)	1,700	1,737,485
3.65%, 02/01/26 (Call 11/03/25)	4,663	4,829,982
3.80%, 02/01/24 (Call 11/01/23)	3,265	3,357,204
4.50%, 12/01/28 (Call 09/01/28)	3,987	4,349,498
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,238	2,335,756
4.10%, 10/01/24 (Call 07/01/24)	227	234,748
4.55%, 10/01/29 (Call 07/01/29)	1,204	1,291,410
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	513	487,406
2.50%, 08/16/31 (Call 05/16/31)	3,865	3,564,805
3.65%, 06/15/24 (Call 04/15/24)	1,817	1,871,437
3.85%, 02/01/25 (Call 11/01/24)	944	980,835
3.90%, 03/15/27 (Call 12/15/26)	661	689,040
4.05%, 07/01/30 (Call 04/01/30)	3,487	3,648,343
4.13%, 06/15/26 (Call 03/15/26)	1,703	1,794,996
4.13%, 05/15/29 (Call 02/15/29)	1,874	1,978,101
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	3,092	2,858,338
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,865	1,848,103
3.15%, 07/01/29 (Call 04/01/29)	3,008	3,069,574
3.35%, 11/01/49 (Call 05/01/49)	2,340	2,304,338
4.10%, 10/15/28 (Call 07/15/28)	1,062	1,148,818
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,792	1,835,689
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	1,210	1,116,007
2.25%, 03/15/26 (Call 02/15/26)	50	49,168
2.75%, 04/15/31 (Call 01/15/31)	775	726,322
2.90%, 12/01/33 (Call 09/01/33)	1,495	1,381,380
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	4,580	4,277,766
1.35%, 07/15/25 (Call 06/15/25)	1,945	1,866,227
2.10%, 04/01/31 (Call 01/01/31)	3,755	3,382,316
2.25%, 01/15/31 (Call 10/15/30)	1,977	1,799,742
2.90%, 04/01/41 (Call 10/01/40)	3,410	2,934,544
3.10%, 11/15/29 (Call 08/15/29)	3,557	3,501,048
3.15%, 07/15/23 (Call 06/15/23)	2,580	2,625,331
3.20%, 09/01/24 (Call 07/01/24)	3,381	3,449,398
3.25%, 01/15/51 (Call 07/15/50)	2,170	1,875,488
3.30%, 07/01/30 (Call 04/01/30)	3,760	3,729,093
3.65%, 09/01/27 (Call 06/01/27)	1,945	2,013,522
3.70%, 06/15/26 (Call 03/15/26)	4,804	4,985,159
3.80%, 02/15/28 (Call 11/15/27)	4,274	4,442,225
4.00%, 03/01/27 (Call 12/01/26)	1,747	1,833,948

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/49 (Call 05/15/49)	$2,023	$1,982,034
4.15%, 07/01/50 (Call 01/01/50)(b)	2,168	2,160,607
4.30%, 02/15/29 (Call 11/15/28)	2,810	2,989,840
4.45%, 02/15/26 (Call 11/15/25)	1,960	2,082,872
4.75%, 05/15/47 (Call 11/15/46)	1,858	2,040,548
5.20%, 02/15/49 (Call 08/15/48)	1,103	1,271,880
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	1,560	1,420,380
2.25%, 12/15/28 (Call 10/15/28)	4,320	4,106,765
2.50%, 02/15/32 (Call 11/15/31)	5,930	5,554,690
3.00%, 02/15/30 (Call 11/15/29)	670	664,640
3.13%, 09/01/26 (Call 06/01/26)	2,182	2,227,844
4.00%, 11/15/25 (Call 08/15/25)	1,301	1,361,041
4.38%, 02/15/29 (Call 11/15/28)	2,346	2,537,082
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	1,566	1,520,680
2.90%, 11/15/24 (Call 10/15/24)	3,815	3,886,417
3.45%, 11/15/29 (Call 08/15/29)	3,549	3,759,953
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	3,934	4,049,384
3.70%, 08/15/27 (Call 05/15/27)	4,585	4,801,687
4.45%, 07/15/28 (Call 04/15/28)	1,055	1,138,218
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	1,742	1,582,015
1.75%, 02/01/31 (Call 11/01/30)	2,360	2,128,744
2.25%, 01/15/32 (Call 10/15/31)	1,500	1,405,860
2.88%, 11/15/29 (Call 08/15/29)	2,090	2,088,892
3.05%, 03/01/50 (Call 09/01/49)	1,561	1,375,194
3.25%, 06/30/26 (Call 03/30/26)	454	466,508
3.38%, 12/15/27 (Call 09/15/27)	3,210	3,322,254
4.00%, 09/15/28 (Call 06/15/28)	1,201	1,287,304
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,500	1,444,800
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,028,420
4.50%, 06/01/27 (Call 03/01/27)	1,500	1,528,830
4.75%, 12/15/26 (Call 09/15/26)	1,500	1,551,495
4.95%, 04/15/28 (Call 01/15/28)	1,000	1,030,660
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,414	1,339,397
1.25%, 07/15/25 (Call 06/15/25)	2,513	2,396,573
1.45%, 05/15/26 (Call 04/15/26)	3,155	3,001,856
1.55%, 03/15/28 (Call 01/15/28)	283	260,102
1.80%, 07/15/27 (Call 05/15/27)	1,581	1,494,108
2.00%, 05/15/28 (Call 03/15/28)	2,570	2,409,375
2.15%, 07/15/30 (Call 04/15/30)	855	779,999
2.50%, 05/15/31 (Call 02/15/31)	580	536,425
2.63%, 11/18/24 (Call 10/18/24)	3,462	3,483,603
2.90%, 11/18/26 (Call 09/18/26)	2,535	2,553,759
2.95%, 09/15/51 (Call 03/15/51)	2,335	1,917,245
3.00%, 07/15/50 (Call 01/15/50)	2,364	1,972,900
3.20%, 11/18/29 (Call 08/18/29)	3,402	3,357,638
3.40%, 02/15/52 (Call 08/15/51)	2,060	1,854,371
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	705	650,024
2.50%, 02/15/30 (Call 11/15/29)	1,930	1,889,933
2.85%, 11/01/26 (Call 08/01/26)	426	436,096
3.00%, 04/15/23 (Call 01/15/23)	2,572	2,605,076
3.00%, 07/01/29 (Call 04/01/29)	1,768	1,788,420
3.25%, 08/01/27 (Call 05/01/27)	1,054	1,091,491
3.38%, 06/01/25 (Call 03/01/25)	288	298,696

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 03/01/28 (Call 12/01/27)	$2,933	$3,088,273
4.00%, 08/01/47 (Call 02/01/47)	956	1,042,910
4.15%, 12/01/28 (Call 09/01/28)	2,550	2,758,870
4.50%, 07/01/44 (Call 01/01/44)	315	363,170
4.50%, 06/01/45 (Call 12/01/44)	1,245	1,439,457
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,440	1,276,675
1.70%, 03/01/28 (Call 01/01/28)	585	552,772
2.55%, 06/15/31 (Call 03/15/31)	920	877,634
2.65%, 03/15/32 (Call 12/15/31)	2,608	2,482,164
2.65%, 09/01/50 (Call 03/01/50)	105	84,381
3.00%, 01/15/30 (Call 10/15/29)	2,335	2,325,450
3.25%, 05/01/23 (Call 02/01/23)	411	415,953
3.38%, 04/15/26 (Call 01/15/26)	1,219	1,254,717
3.50%, 04/01/25 (Call 01/01/25)	1,116	1,150,540
3.63%, 05/01/27 (Call 02/01/27)	1,655	1,736,691
3.88%, 05/01/24 (Call 02/01/24)	2,030	2,096,198
4.00%, 03/01/29 (Call 12/01/28)	1,481	1,576,806
4.50%, 03/15/48 (Call 09/15/47)(b)	1,610	1,797,887
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	1,395	1,283,372
2.55%, 06/01/31 (Call 03/01/31)	1,345	1,269,034
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	959	916,957
3.20%, 06/15/29 (Call 03/15/29)	1,743	1,769,128
3.25%, 07/15/27 (Call 04/15/27)	1,669	1,723,109
3.50%, 06/01/30 (Call 03/01/30)	341	349,931
3.95%, 01/15/24 (Call 10/15/23)	1,515	1,560,344
4.50%, 12/01/44 (Call 06/01/44)	777	849,883
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	1,415	1,330,624
3.35%, 09/01/24 (Call 08/01/24)	1,233	1,247,414
4.00%, 01/15/30 (Call 10/15/29)	4,551	4,588,182
4.00%, 01/15/31 (Call 10/15/30)	2,027	2,049,621
5.25%, 06/01/25 (Call 03/01/25)	4,460	4,713,819
5.30%, 01/15/29 (Call 10/15/28)	3,135	3,410,911
5.38%, 11/01/23 (Call 08/01/23)	3,509	3,657,817
5.38%, 04/15/26 (Call 01/15/26)	4,502	4,819,661
5.75%, 06/01/28 (Call 03/03/28)	2,509	2,775,004
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(b)	685	626,981
2.40%, 03/15/30 (Call 12/15/29)	350	330,670
3.63%, 01/15/28 (Call 10/15/27)	1,027	1,055,551
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	1,768	1,597,724
3.10%, 02/15/30 (Call 11/15/29)	1,750	1,726,007
3.50%, 08/01/26 (Call 05/01/26)	2,147	2,225,258
3.75%, 07/01/27 (Call 04/01/27)	2,498	2,627,147
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	1,265	1,196,981
2.13%, 12/01/28 (Call 10/01/28)	2,530	2,424,980
2.88%, 01/15/31 (Call 10/15/30)	1,650	1,621,818
3.00%, 01/15/30 (Call 10/15/29)	3,194	3,186,111
3.25%, 07/15/26 (Call 05/15/26)	1,112	1,150,397
3.40%, 02/01/25 (Call 11/01/24)	348	357,379
3.50%, 07/15/29 (Call 04/15/29)	1,856	1,920,886
4.00%, 06/01/25 (Call 03/01/25)	2,516	2,629,950
6.75%, 02/01/41 (Call 08/01/40)	658	916,219
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	321	303,753

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.05%, 02/15/30 (Call 11/15/29)	$1,845	$1,820,701
3.88%, 03/01/27 (Call 12/01/26)	2,025	2,137,144
4.13%, 03/15/28 (Call 12/15/27)	708	753,284
4.20%, 04/15/29 (Call 01/15/29)	2,235	2,362,663
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	3,202	3,272,412
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,779	1,841,905
Series F, 4.50%, 02/01/26 (Call 11/01/25)	305	320,064
Series H, 3.38%, 12/15/29 (Call 09/15/29)	2,069	2,039,351
Series I, 3.50%, 09/15/30 (Call 06/15/30)	275	269,068
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,550	1,432,448
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,614	1,609,836
3.95%, 11/01/27 (Call 08/01/27)	1,341	1,395,270
4.65%, 04/01/29 (Call 01/01/29)	2,336	2,535,027
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,250	1,111,162
2.30%, 11/15/28 (Call 09/15/28)	1,530	1,446,187
2.70%, 01/15/34 (Call 10/15/33)	2,530	2,312,926
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	1,563	1,435,584
2.65%, 11/15/33 (Call 08/15/33)	1,300	1,184,209
3.05%, 02/15/30 (Call 11/15/29)	1,463	1,438,085
3.45%, 12/15/24 (Call 09/15/24)	3,977	4,076,385
4.25%, 08/15/29 (Call 05/15/29)	1,843	1,958,519
4.38%, 10/01/25 (Call 07/01/25)	1,106	1,165,956
4.75%, 12/15/28 (Call 09/15/28)	1,754	1,909,159
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	598	563,711
2.25%, 12/01/31 (Call 09/01/31)	545	503,051
2.70%, 03/01/24 (Call 01/01/24)(b)	2,812	2,835,396
2.70%, 10/01/30 (Call 07/01/30)	730	708,516
2.80%, 10/01/26 (Call 07/01/26)	3,078	3,093,482
3.13%, 06/01/23 (Call 03/01/23)	1,793	1,817,708
3.30%, 02/01/25 (Call 12/01/24)	1,187	1,217,470
3.70%, 10/01/49 (Call 04/01/49)	325	315,247
3.80%, 04/01/27 (Call 01/01/27)(b)	2,124	2,231,198
4.13%, 12/01/46 (Call 06/01/46)	831	858,955
4.25%, 04/01/45 (Call 10/01/44)	1,361	1,428,125
4.45%, 09/01/47 (Call 03/01/47)	2,170	2,378,993
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	1,357	1,413,600
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	2,250	2,419,312
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	1,241	1,148,980
2.40%, 10/15/31 (Call 07/15/31)	4,405	4,088,457
3.88%, 12/15/27 (Call 09/15/27)	731	775,079
4.00%, 06/15/29 (Call 03/15/29)	2,282	2,419,582
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,524	1,585,981
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	245	226,221
2.70%, 09/15/30 (Call 06/15/30)	420	400,088
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,005	1,881,713
1.70%, 02/15/31 (Call 11/15/30)	2,206	1,990,033
2.75%, 03/15/30 (Call 12/15/29)	1,155	1,139,327
2.88%, 09/15/51 (Call 03/15/51)	835	731,852
3.60%, 06/01/27 (Call 03/01/27)	2,675	2,813,404
3.75%, 06/15/24 (Call 03/15/24)	1,112	1,146,972
3.95%, 03/15/29 (Call 12/15/28)	1,540	1,646,522

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$1,647	$1,728,741
4.20%, 06/15/28 (Call 03/15/28)	1,054	1,135,580
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,628,952
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	3,278	3,023,660
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	2,087	2,002,226
3.00%, 04/15/52 (Call 10/15/51)	435	358,253
3.10%, 04/15/50 (Call 10/15/49)	2,027	1,762,517
3.50%, 10/15/27 (Call 07/15/27)	780	813,883
3.50%, 04/15/51 (Call 10/15/50)	1,382	1,276,871
3.60%, 12/15/26 (Call 09/15/26)	2,072	2,148,560
3.90%, 06/15/24 (Call 03/15/24)	2,130	2,202,846
4.00%, 11/15/25 (Call 08/15/25)	2,180	2,294,079
4.30%, 10/15/28 (Call 07/15/28)	1,070	1,145,735
4.80%, 10/15/48 (Call 04/15/48)	585	670,135
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	595	549,893
2.65%, 06/15/26 (Call 05/15/26)	1,398	1,333,119
3.45%, 10/15/31 (Call 07/15/31)	1,070	980,580
4.25%, 05/15/24 (Call 02/15/24)	2,777	2,832,151
4.50%, 02/01/25 (Call 11/01/24)	1,872	1,919,174
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	3,558	3,266,742
3.38%, 02/01/31 (Call 11/01/30)	1,389	1,315,577
3.63%, 10/01/29 (Call 07/01/29)	2,382	2,345,794
4.38%, 08/01/23 (Call 06/01/23)	1,803	1,848,057
4.50%, 01/15/25 (Call 10/15/24)	2,010	2,094,440
4.50%, 04/01/27 (Call 01/01/27)	1,235	1,303,580
4.75%, 01/15/28 (Call 10/15/27)	1,797	1,890,156
4.95%, 04/01/24 (Call 01/01/24)	2,498	2,606,738
5.25%, 01/15/26 (Call 10/15/25)	3,270	3,511,882
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	2,300	2,140,633
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	2,508	2,360,204
3.95%, 01/15/28 (Call 10/15/27)	2,963	3,109,609
4.30%, 03/15/27 (Call 12/15/26)	115	123,438
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	300	277,647
3.15%, 08/15/30 (Call 05/15/30)	1,302	1,271,728
3.40%, 06/01/23 (Call 03/01/23)	1,505	1,522,533
4.45%, 03/15/24 (Call 12/15/23)	850	880,719
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	3,568	3,148,510
1.63%, 03/15/31 (Call 12/15/30)	1,604	1,457,090
2.13%, 04/15/27 (Call 02/15/27)	1,526	1,501,630
2.13%, 10/15/50 (Call 04/15/50)	1,608	1,237,163
2.25%, 04/15/30 (Call 01/15/30)	2,667	2,562,107
3.00%, 04/15/50 (Call 10/15/49)	2,741	2,521,090
3.25%, 10/01/26 (Call 07/01/26)	1,305	1,356,078
3.88%, 09/15/28 (Call 06/15/28)	1,889	2,015,620
4.38%, 02/01/29 (Call 11/01/28)	2,131	2,346,551
4.38%, 09/15/48 (Call 03/15/48)	289	327,949
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	987	939,762
1.50%, 11/09/26 (Call 10/09/26)(b)	2,204	2,137,109
1.85%, 05/01/28 (Call 03/01/28)	2,670	2,549,156
1.95%, 11/09/28 (Call 09/09/28)	2,125	2,032,987
2.25%, 11/09/31 (Call 08/09/31)	1,505	1,431,511

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.30%, 05/01/31 (Call 02/01/31)	$3,120	$2,994,514
3.09%, 09/15/27 (Call 06/15/27)	3,240	3,360,593
3.39%, 05/01/29 (Call 02/01/29)	2,316	2,409,335
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	3,186	3,041,292
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	2,078	1,940,748
1.80%, 03/15/33 (Call 12/15/32)	1,458	1,272,469
2.20%, 06/15/28 (Call 04/15/28)	605	585,731
2.85%, 12/15/32 (Call 09/15/32)	501	488,786
3.00%, 01/15/27 (Call 10/15/26)	2,635	2,679,505
3.10%, 12/15/29 (Call 09/15/29)	1,104	1,113,980
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,109,169
3.25%, 01/15/31 (Call 10/15/30)	3,329	3,383,263
3.40%, 01/15/28 (Call 11/15/27)	1,660	1,713,369
3.65%, 01/15/28 (Call 10/15/27)	2,359	2,463,103
3.88%, 07/15/24 (Call 04/15/24)	2,000	2,073,500
3.88%, 04/15/25 (Call 02/15/25)	2,407	2,513,052
3.95%, 08/15/27 (Call 05/15/27)	3,344	3,555,140
4.13%, 10/15/26 (Call 07/15/26)	2,504	2,658,071
4.60%, 02/06/24 (Call 11/06/23)	2,039	2,124,597
4.63%, 11/01/25 (Call 09/01/25)	1,641	1,762,286
4.65%, 03/15/47 (Call 09/15/46)	2,733	3,173,997
4.88%, 06/01/26 (Call 03/01/26)	3,054	3,326,020
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,170	1,154,919
3.60%, 02/01/27 (Call 11/01/26)	436	457,155
3.70%, 06/15/30 (Call 03/15/30)	535	558,123
4.13%, 03/15/28 (Call 12/15/27)	1,066	1,139,810
4.40%, 02/01/47 (Call 08/01/46)	2,223	2,372,163
4.65%, 03/15/49 (Call 09/15/48)	1,776	1,993,951
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	3,323	3,004,125
2.15%, 09/01/31 (Call 06/01/31)	2,325	2,089,966
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	3,010	2,794,303
3.90%, 10/15/29 (Call 07/15/29)	1,884	1,880,439
5.13%, 08/15/26 (Call 05/15/26)	2,876	3,049,020
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	2,220	2,068,396
2.85%, 01/15/32 (Call 10/15/31)	200	184,102
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	3,504	3,312,471
1.75%, 02/01/28 (Call 11/01/27)	460	432,717
2.00%, 09/13/24 (Call 06/13/24)	5,627	5,608,150
2.20%, 02/01/31 (Call 11/01/30)	924	861,861
2.25%, 01/15/32 (Call 10/15/31)	3,090	2,864,245
2.45%, 09/13/29 (Call 06/13/29)	4,448	4,298,236
2.65%, 07/15/30 (Call 04/15/30)	1,028	1,000,727
2.65%, 02/01/32 (Call 11/01/31)	3,200	3,077,152
2.75%, 06/01/23 (Call 03/01/23)	1,475	1,490,266
3.25%, 11/30/26 (Call 08/30/26)	3,838	3,948,496
3.25%, 09/13/49 (Call 03/13/49)	4,323	3,983,255
3.30%, 01/15/26 (Call 10/15/25)	2,302	2,359,366
3.38%, 10/01/24 (Call 07/01/24)	6,480	6,666,494
3.38%, 06/15/27 (Call 03/15/27)	1,212	1,251,523
3.38%, 12/01/27 (Call 09/01/27)	3,368	3,473,519
3.50%, 09/01/25 (Call 06/01/25)	3,503	3,618,984
3.75%, 02/01/24 (Call 11/01/23)	3,893	4,011,503
3.80%, 07/15/50 (Call 01/15/50)	2,235	2,260,188
4.25%, 10/01/44 (Call 04/01/44)	1,052	1,121,443

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 11/30/46 (Call 05/30/46)	$2,362	$2,556,156
4.75%, 03/15/42 (Call 09/15/41)	2,166	2,433,328
6.75%, 02/01/40 (Call 11/01/39)	2,383	3,243,096
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,460	2,523,788
4.25%, 02/01/26 (Call 11/01/25)	2,029	2,113,670
4.70%, 06/01/27 (Call 03/01/27)	2,679	2,863,556
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	451	424,251
2.70%, 02/15/32 (Call 11/15/31)	280	263,273
3.20%, 01/15/27 (Call 11/15/26)	1,542	1,565,947
3.20%, 02/15/31 (Call 11/15/30)	725	710,108
3.40%, 01/15/30 (Call 10/15/29)	1,365	1,362,270
4.00%, 07/15/29 (Call 04/15/29)	2,632	2,737,701
4.45%, 09/15/26 (Call 06/15/26)	1,111	1,188,081
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	2,865	2,655,196
2.75%, 11/18/30 (Call 08/18/30)	369	348,222
4.50%, 03/15/28 (Call 12/15/27)	1,712	1,827,800
4.63%, 03/15/29 (Call 12/15/28)	1,366	1,466,305
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	615	579,859
2.70%, 07/15/31 (Call 04/15/31)	2,807	2,640,629
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	650	589,836
3.13%, 09/01/26 (Call 06/01/26)	748	746,093
3.88%, 07/15/27 (Call 04/15/27)	2,165	2,238,697
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	1,670	1,455,839
2.10%, 08/01/32 (Call 05/01/32)	1,245	1,127,958
2.10%, 06/15/33 (Call 03/15/33)	585	521,604
2.95%, 09/01/26 (Call 06/01/26)	715	725,303
3.00%, 08/15/31 (Call 05/15/31)	2,248	2,215,921
3.10%, 11/01/34 (Call 08/01/34)	2,143	2,076,074
3.20%, 01/15/30 (Call 10/15/29)	2,363	2,368,978
3.50%, 07/01/27 (Call 04/01/27)	873	911,622
3.50%, 01/15/28 (Call 10/15/27)	1,050	1,080,702
4.40%, 01/26/29 (Call 10/26/28)	2,040	2,203,669
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	1,785	1,683,666
2.65%, 01/15/25 (Call 12/15/24)	2,939	2,954,841
3.00%, 01/15/30 (Call 10/15/29)	1,950	1,928,296
3.25%, 10/15/26 (Call 07/15/26)	679	694,766
3.50%, 04/15/24 (Call 03/15/24)	1,780	1,823,859
3.50%, 02/01/25 (Call 11/01/24)	2,628	2,696,381
3.75%, 05/01/24 (Call 02/01/24)	2,480	2,547,927
3.85%, 04/01/27 (Call 01/01/27)	1,170	1,233,157
4.00%, 03/01/28 (Call 12/01/27)	948	1,007,440
4.13%, 01/15/26 (Call 10/15/25)	5,617	5,922,846
4.38%, 02/01/45 (Call 08/01/44)	338	354,775
4.40%, 01/15/29 (Call 10/15/28)	484	524,767
4.75%, 11/15/30 (Call 08/15/30)	875	977,629
4.88%, 04/15/49 (Call 10/15/48)	1,927	2,214,913
5.70%, 09/30/43 (Call 03/30/43)	950	1,177,848
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,010	980,306
3.40%, 06/01/31 (Call 03/01/31)	1,000	967,430
3.50%, 01/15/25 (Call 11/15/24)	3,260	3,326,830
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,653	2,513,293

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.70%, 02/15/27 (Call 12/15/26)	$1,734	$1,747,334
2.75%, 01/15/31 (Call 10/15/30)	451	436,699
2.75%, 01/15/32 (Call 10/15/31)	4,145	3,970,910
2.80%, 06/01/31 (Call 03/01/31)	3,300	3,195,192
3.10%, 01/15/30 (Call 10/15/29)	2,510	2,511,506
3.63%, 03/15/24 (Call 02/15/24)	5,033	5,171,760
4.00%, 06/01/25 (Call 03/01/25)	3,568	3,734,447
4.13%, 03/15/29 (Call 12/15/28)	1,961	2,099,172
4.25%, 04/01/26 (Call 01/01/26)	3,452	3,672,859
4.25%, 04/15/28 (Call 01/15/28)	3,278	3,518,966
4.50%, 01/15/24 (Call 10/15/23)	1,656	1,720,120
4.95%, 09/01/48 (Call 03/01/48)	305	359,821
6.50%, 03/15/41 (Call 09/15/40)	2,057	2,751,649
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	470	473,713
4.00%, 11/15/29 (Call 08/15/29)	2,219	2,365,343
4.00%, 04/15/30 (Call 01/15/30)	3,130	3,322,683
4.00%, 03/09/52 (Call 09/09/51)	320	324,790
6.95%, 10/01/27	1,029	1,238,443
7.38%, 03/15/32	4,528	6,088,168
8.50%, 01/15/25	50	58,559
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	740	659,377
2.40%, 02/01/31 (Call 11/01/30)	1,670	1,568,147
2.45%, 02/01/32 (Call 11/01/31)	1,615	1,492,631
3.85%, 07/15/29 (Call 04/15/29)	1,440	1,508,256
4.00%, 02/01/25 (Call 11/01/24)	2,328	2,432,085
4.25%, 10/01/26 (Call 07/01/26)	935	995,766
4.60%, 04/01/24 (Call 01/01/24)	2,357	2,459,907

		922,872,355

Retail — 0.6%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	3,060	2,872,544
3.90%, 04/15/30 (Call 01/15/30)	2,239	2,319,738
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	787	736,176
2.40%, 08/01/31 (Call 05/01/31)	1,800	1,628,604
3.50%, 11/15/24 (Call 09/15/24)	2,649	2,722,483
3.80%, 11/15/27 (Call 08/15/27)	1,082	1,121,590
3.85%, 03/01/32 (Call 12/01/31)(b)	1,200	1,213,068
4.50%, 10/01/25 (Call 07/01/25)	1,849	1,951,213
4.75%, 06/01/30 (Call 03/01/30)	1,658	1,788,418
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	531	471,087
3.13%, 07/15/23 (Call 04/15/23)	1,626	1,652,227
3.13%, 04/18/24 (Call 03/18/24)	1,434	1,467,011
3.13%, 04/21/26 (Call 01/21/26)	2,973	3,042,122
3.25%, 04/15/25 (Call 01/15/25)	2,793	2,861,875
3.63%, 04/15/25 (Call 03/15/25)	555	574,153
3.75%, 06/01/27 (Call 03/01/27)	2,000	2,108,640
3.75%, 04/18/29 (Call 01/18/29)	3,195	3,337,369
4.00%, 04/15/30 (Call 01/15/30)	910	964,891
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	4,650	4,243,357
4.45%, 10/01/28 (Call 07/01/28)	3,284	3,539,298
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	3,986	3,824,766
1.60%, 04/20/30 (Call 01/20/30)	6,063	5,616,218
1.75%, 04/20/32 (Call 01/20/32)	4,715	4,343,175
2.75%, 05/18/24 (Call 03/18/24)	4,773	4,873,758

Security	Par (000)	Value

Retail (continued)
3.00%, 05/18/27 (Call 02/18/27)	$4,287	$4,444,290
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	5,099	5,370,471
4.55%, 02/15/48 (Call 08/15/47)	1,925	1,962,307
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	2,005	1,926,685
4.10%, 01/15/52 (Call 07/15/51)	1,350	1,178,240
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,085	1,100,950
3.50%, 04/03/30 (Call 01/03/30)	1,358	1,390,470
3.88%, 04/15/27 (Call 01/15/27)	3,584	3,785,636
4.13%, 05/01/28 (Call 02/01/28)	2,622	2,794,528
4.13%, 04/03/50 (Call 10/03/49)	3,462	3,574,965
4.15%, 11/01/25 (Call 08/01/25)	1,907	2,020,829
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	3,330	3,162,934
3.38%, 12/01/51 (Call 06/01/51)	2,200	1,953,270
4.00%, 05/15/25 (Call 03/15/25)	4,490	4,694,070
4.20%, 05/15/28 (Call 02/15/28)	5,283	5,646,259
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	1,845	1,662,031
2.75%, 02/01/32 (Call 11/01/31)	35	33,503
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	4,347	3,997,067
1.38%, 03/15/31 (Call 12/15/30)	5,770	5,163,284
1.50%, 09/15/28 (Call 07/15/28)	1,000	946,340
1.88%, 09/15/31 (Call 06/15/31)	1,375	1,277,059
2.13%, 09/15/26 (Call 06/15/26)	3,765	3,768,313
2.38%, 03/15/51 (Call 09/15/50)	5,845	4,805,993
2.50%, 04/15/27 (Call 02/15/27)	6,389	6,449,120
2.70%, 04/01/23 (Call 01/01/23)	4,440	4,489,151
2.70%, 04/15/30 (Call 01/15/30)	4,424	4,420,063
2.75%, 09/15/51 (Call 03/15/51)	1,395	1,239,820
2.80%, 09/14/27 (Call 06/14/27)	2,859	2,926,072
2.95%, 06/15/29 (Call 03/15/29)	1,856	1,896,257
3.00%, 04/01/26 (Call 01/01/26)	4,992	5,172,311
3.13%, 12/15/49 (Call 06/15/49)	5,834	5,498,370
3.30%, 04/15/40 (Call 10/15/39)	2,587	2,587,854
3.35%, 09/15/25 (Call 06/15/25)	1,555	1,616,391
3.35%, 04/15/50 (Call 10/15/49)	2,906	2,847,531
3.50%, 09/15/56 (Call 03/15/56)	3,110	3,110,311
3.75%, 02/15/24 (Call 11/15/23)	2,988	3,093,805
3.90%, 12/06/28 (Call 09/06/28)	3,201	3,457,784
3.90%, 06/15/47 (Call 12/15/46)	3,880	4,123,160
4.20%, 04/01/43 (Call 10/01/42)	4,464	4,948,433
4.25%, 04/01/46 (Call 10/01/45)	5,305	5,899,054
4.40%, 03/15/45 (Call 09/15/44)	2,577	2,910,206
4.50%, 12/06/48 (Call 06/06/48)	5,263	6,097,554
4.88%, 02/15/44 (Call 08/15/43)	4,635	5,558,616
5.40%, 09/15/40 (Call 03/15/40)	2,649	3,315,806
5.88%, 12/16/36	8,968	11,847,356
5.95%, 04/01/41 (Call 10/01/40)	4,280	5,674,210
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	2,730	2,790,278
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	5,512	5,085,371
1.70%, 09/15/28 (Call 07/15/28)	2,970	2,782,474
1.70%, 10/15/30 (Call 07/15/30)	3,543	3,187,460
2.50%, 04/15/26 (Call 01/15/26)	2,271	2,294,868
2.63%, 04/01/31 (Call 01/01/31)	5,880	5,681,080
2.80%, 09/15/41 (Call 03/15/41)	2,075	1,838,263

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.00%, 10/15/50 (Call 04/15/50)	$3,343	$2,909,714
3.10%, 05/03/27 (Call 02/03/27)	4,066	4,187,451
3.13%, 09/15/24 (Call 06/15/24)	3,955	4,048,496
3.38%, 09/15/25 (Call 06/15/25)	5,397	5,596,419
3.50%, 04/01/51 (Call 10/01/50)	5,565	5,268,330
3.65%, 04/05/29 (Call 01/05/29)	4,518	4,736,129
3.70%, 04/15/46 (Call 10/15/45)	6,631	6,466,419
3.88%, 09/15/23 (Call 06/15/23)	1,427	1,466,899
4.00%, 04/15/25 (Call 03/15/25)	4,712	4,954,338
4.05%, 05/03/47 (Call 11/03/46)	6,839	7,028,851
4.38%, 09/15/45 (Call 03/15/45)	1,428	1,521,620
4.50%, 04/15/30 (Call 01/15/30)	6,286	6,932,264
4.55%, 04/05/49 (Call 10/05/48)	283	315,245
4.65%, 04/15/42 (Call 10/15/41)	2,105	2,346,843
5.00%, 04/15/40 (Call 10/15/39)	2,081	2,388,634
5.13%, 04/15/50 (Call 10/15/49)	110	132,491
5.50%, 10/15/35(b)	163	199,075
6.50%, 03/15/29	505	613,570
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	687	670,491
2.13%, 03/01/30 (Call 12/01/29)	1,085	1,028,699
2.63%, 09/01/29 (Call 06/01/29)	4,303	4,237,035
3.25%, 06/10/24	1,127	1,161,362
3.30%, 07/01/25 (Call 06/01/25)	6,696	6,908,866
3.35%, 04/01/23 (Call 03/01/23)	3,993	4,067,310
3.38%, 05/26/25 (Call 02/26/25)	2,450	2,539,107
3.50%, 03/01/27 (Call 12/01/26)	1,629	1,703,755
3.50%, 07/01/27 (Call 05/01/27)	4,123	4,322,718
3.60%, 07/01/30 (Call 04/01/30)	1,900	1,995,285
3.63%, 05/01/43	1,771	1,731,082
3.63%, 09/01/49 (Call 03/01/49)	4,507	4,432,094
3.70%, 01/30/26 (Call 10/30/25)	4,370	4,592,258
3.70%, 02/15/42	2,806	2,788,014
3.80%, 04/01/28 (Call 01/01/28)	3,741	3,976,720
4.20%, 04/01/50 (Call 10/01/49)	2,900	3,103,087
4.45%, 03/01/47 (Call 09/01/46)	3,785	4,143,477
4.45%, 09/01/48 (Call 03/01/48)	2,595	2,852,917
4.60%, 05/26/45 (Call 11/26/44)	2,829	3,129,496
4.70%, 12/09/35 (Call 06/09/35)	3,078	3,491,652
4.88%, 07/15/40	1,667	1,922,568
4.88%, 12/09/45 (Call 06/09/45)	6,125	7,020,169
5.70%, 02/01/39	1,939	2,379,483
6.30%, 10/15/37	2,528	3,348,488
6.30%, 03/01/38	2,068	2,711,148
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	1,265	1,133,364
3.55%, 03/15/26 (Call 12/15/25)	2,668	2,774,853
3.60%, 09/01/27 (Call 06/01/27)	1,425	1,489,595
3.85%, 06/15/23 (Call 03/15/23)	1,942	1,982,860
3.90%, 06/01/29 (Call 03/01/29)	4,142	4,354,485
4.20%, 04/01/30 (Call 01/01/30)	1,556	1,668,203
4.35%, 06/01/28 (Call 03/01/28)	1,625	1,751,620
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	2,943	2,778,104
1.88%, 04/15/31 (Call 01/15/31)	1,220	1,103,185
4.60%, 04/15/25 (Call 03/15/25)	2,697	2,873,033
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,211	2,157,184
2.25%, 03/12/30 (Call 12/12/29)	2,865	2,706,164
2.45%, 06/15/26 (Call 03/15/26)	1,390	1,396,755

Security	Par (000)	Value

Retail (continued)
2.55%, 11/15/30 (Call 08/15/30)	$3,836	$3,686,396
3.00%, 02/14/32 (Call 11/14/31)	3,435	3,418,478
3.10%, 03/01/23 (Call 02/01/23)	4,082	4,145,230
3.35%, 03/12/50 (Call 09/12/49)	3,340	3,038,699
3.50%, 03/01/28 (Call 12/01/27)(b)	2,446	2,544,843
3.50%, 11/15/50 (Call 05/15/50)	2,575	2,416,741
3.55%, 08/15/29 (Call 05/15/29)	2,790	2,904,055
3.75%, 12/01/47 (Call 06/01/47)	2,504	2,427,503
3.80%, 08/15/25 (Call 06/15/25)	3,676	3,851,419
3.85%, 10/01/23 (Call 07/01/23)	3,271	3,363,864
4.00%, 11/15/28 (Call 08/15/28)	3,565	3,819,113
4.30%, 06/15/45 (Call 12/15/44)	2,351	2,460,745
4.45%, 08/15/49 (Call 02/15/49)	1,274	1,369,359
4.50%, 11/15/48 (Call 05/15/48)	4,070	4,419,979
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	2,340	2,319,899
2.25%, 04/15/25 (Call 03/15/25)	8,663	8,721,475
2.35%, 02/15/30 (Call 11/15/29)	3,681	3,617,724
2.50%, 04/15/26	4,211	4,307,811
2.65%, 09/15/30 (Call 06/15/30)	2,509	2,517,581
2.95%, 01/15/52 (Call 07/15/51)	5,000	4,716,250
3.38%, 04/15/29 (Call 01/15/29)	6,530	6,922,192
3.50%, 07/01/24	6,440	6,703,589
3.63%, 04/15/46	4,558	4,799,665
3.90%, 11/15/47 (Call 05/15/47)	4,002	4,402,280
4.00%, 07/01/42	2,166	2,399,646
6.50%, 10/15/37	383	538,054
7.00%, 01/15/38	260	380,635
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	195	179,993
1.60%, 05/15/31 (Call 02/15/31)	320	289,869
2.25%, 09/15/26 (Call 06/15/26)	6,845	6,856,705
2.50%, 05/15/23 (Call 02/15/23)	2,175	2,196,402
3.88%, 04/15/30 (Call 01/15/30)	2,325	2,493,330
4.50%, 04/15/50 (Call 10/15/49)(b)	2,375	2,913,816
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	2,215	1,970,619
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	2,000	1,971,500
3.20%, 04/15/30 (Call 01/15/30)	2,000	2,021,280
3.45%, 06/01/26 (Call 03/01/26)	2,252	2,346,291
4.10%, 04/15/50 (Call 10/15/49)	1,850	1,855,199
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	1,477	1,472,288
2.55%, 04/11/23 (Call 01/11/23)	6,720	6,797,818
2.65%, 12/15/24 (Call 10/15/24)	135	138,170
2.85%, 07/08/24 (Call 06/08/24)	75	76,821
2.95%, 09/24/49 (Call 03/24/49)	93	89,390
3.25%, 07/08/29 (Call 04/08/29)	310	328,333
3.30%, 04/22/24 (Call 01/22/24)	8,965	9,250,804
3.40%, 06/26/23 (Call 05/26/23)	100	102,536
3.55%, 06/26/25 (Call 04/26/25)	25	26,294
3.63%, 12/15/47 (Call 06/15/47)	220	236,401
3.70%, 06/26/28 (Call 03/26/28)	290	312,722
3.95%, 06/28/38 (Call 12/28/37)	215	239,768
4.05%, 06/29/48 (Call 12/29/47)	135	154,409
5.00%, 10/25/40	20	25,040
5.63%, 04/01/40	340	451,789
6.50%, 08/15/37	220	317,189
7.55%, 02/15/30	400	546,136

		560,185,915

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	$2,005	$2,141,260

Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	2,427	2,517,551
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	2,170	2,065,384
2.10%, 10/01/31 (Call 07/01/31)	2,190	2,088,537
2.80%, 10/01/41 (Call 04/01/41)	610	561,255
2.95%, 04/01/25 (Call 03/01/25)	751	769,249
2.95%, 10/01/51 (Call 04/01/51)	540	493,997
3.50%, 12/05/26 (Call 09/05/26)	4,053	4,277,941
5.30%, 12/15/45 (Call 06/15/45)	200	255,614
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	3,020	2,826,811
2.75%, 06/01/50 (Call 12/01/49)	3,901	3,534,540
3.30%, 04/01/27 (Call 01/01/27)	4,225	4,413,055
3.90%, 10/01/25 (Call 07/01/25)	3,106	3,281,737
4.35%, 04/01/47 (Call 10/01/46)	2,997	3,434,772
5.10%, 10/01/35 (Call 04/01/35)	1,054	1,282,918
5.85%, 06/15/41	2,049	2,729,207
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	777	794,576
3.50%, 01/15/28 (Call 10/15/27)	5,046	5,154,893
3.63%, 01/15/24 (Call 11/15/23)	351	360,144
3.88%, 01/15/27 (Call 10/15/26)	13,342	13,896,627
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	3,255	3,073,697
2.45%, 02/15/31 (Call 11/15/30)(c)	10,720	9,902,278
2.60%, 02/15/33 (Call 11/15/32)(c)	4,195	3,823,197
3.14%, 11/15/35 (Call 08/15/35)(c)	595	551,387
3.15%, 11/15/25 (Call 10/15/25)	1,478	1,505,491
3.19%, 11/15/36 (Call 08/15/36)(c)	755	700,791
3.42%, 04/15/33 (Call 01/15/33)(c)	17,151	16,742,120
3.46%, 09/15/26 (Call 07/15/26)	6,512	6,706,513
3.47%, 04/15/34 (Call 01/15/34)(c)	11,880	11,520,036
3.50%, 02/15/41 (Call 08/15/40)(c)	8,670	8,011,513
3.63%, 10/15/24 (Call 09/15/24)	670	689,711
3.75%, 02/15/51 (Call 08/15/50)(c)	3,691	3,447,357
4.11%, 09/15/28 (Call 06/15/28)	4,179	4,392,087
4.15%, 11/15/30 (Call 08/15/30)	10,207	10,703,468
4.25%, 04/15/26 (Call 02/15/26)	270	285,258
4.30%, 11/15/32 (Call 08/15/32)	8,089	8,524,997
4.70%, 04/15/25 (Call 03/15/25)	825	876,818
4.75%, 04/15/29 (Call 01/15/29)	9,481	10,304,804
5.00%, 04/15/30 (Call 01/15/30)	5,150	5,691,780
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	3,720	3,527,974
2.00%, 08/12/31 (Call 05/12/31)	5,000	4,658,450
2.45%, 11/15/29 (Call 08/15/29)	6,827	6,686,705
2.60%, 05/19/26 (Call 02/19/26)	4,496	4,585,740
2.80%, 08/12/41 (Call 02/12/41)	1,175	1,058,840
2.88%, 05/11/24 (Call 03/11/24)	5,189	5,307,880
3.05%, 08/12/51 (Call 02/12/51)	515	465,380
3.10%, 02/15/60 (Call 08/15/59)	4,905	4,290,453
3.15%, 05/11/27 (Call 02/11/27)	3,113	3,226,718
3.20%, 08/12/61 (Call 02/12/61)	355	314,739
3.25%, 11/15/49 (Call 05/15/49)	9,688	9,046,558
3.40%, 03/25/25 (Call 02/25/25)	6,452	6,683,691
3.70%, 07/29/25 (Call 04/29/25)	8,838	9,250,469

Security	Par (000)	Value

Semiconductors (continued)
3.73%, 12/08/47 (Call 06/08/47)	$3,977	$4,022,179
3.75%, 03/25/27 (Call 01/25/27)	4,630	4,925,903
3.90%, 03/25/30 (Call 12/25/29)	6,334	6,830,396
4.00%, 12/15/32	2,836	3,122,776
4.10%, 05/19/46 (Call 11/19/45)	6,322	6,757,333
4.10%, 05/11/47 (Call 11/11/46)	4,958	5,290,583
4.25%, 12/15/42	782	857,713
4.60%, 03/25/40 (Call 09/25/39)	5,824	6,589,740
4.75%, 03/25/50 (Call 09/25/49)	6,054	7,107,335
4.80%, 10/01/41	595	700,386
4.90%, 07/29/45 (Call 01/29/45)	1,621	1,925,229
4.95%, 03/25/60 (Call 09/25/59)(b)	3,289	4,031,919
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	2,978	2,814,091
4.10%, 03/15/29 (Call 12/15/28)	2,683	2,893,374
4.65%, 11/01/24 (Call 08/01/24)	3,871	4,097,879
5.00%, 03/15/49 (Call 09/15/48)	1,789	2,156,622
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	2,904	2,718,376
2.88%, 06/15/50 (Call 12/15/49)	2,959	2,643,689
3.13%, 06/15/60 (Call 12/15/59)	3,744	3,378,660
3.75%, 03/15/26 (Call 01/15/26)	4,100	4,336,406
3.80%, 03/15/25 (Call 12/15/24)	2,747	2,874,241
4.00%, 03/15/29 (Call 12/15/28)	3,341	3,623,381
4.88%, 03/15/49 (Call 09/15/48)	2,123	2,571,887
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	3,850	3,702,660
2.45%, 04/15/28 (Call 02/15/28)	2,957	2,852,440
2.95%, 04/15/31 (Call 01/15/31)	1,640	1,583,879
4.20%, 06/22/23 (Call 05/22/23)	3,179	3,268,171
4.88%, 06/22/28 (Call 03/22/28)	1,712	1,870,720
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	1,049	1,096,058
Microchip Technology Inc.
2.67%, 09/01/23	195	196,831
4.25%, 09/01/25 (Call 09/01/22)	4,100	4,198,851
4.33%, 06/01/23 (Call 05/01/23)	783	805,370
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	4,322	4,040,033
3.37%, 11/01/41 (Call 05/01/41)	1,985	1,801,149
3.48%, 11/01/51 (Call 05/01/51)	2,140	1,895,762
4.19%, 02/15/27 (Call 12/15/26)	2,832	2,996,256
4.66%, 02/15/30 (Call 11/15/29)	3,637	3,943,926
4.98%, 02/06/26 (Call 12/06/25)	3,926	4,240,433
5.33%, 02/06/29 (Call 11/06/28)	2,469	2,758,861
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	250	246,320
0.58%, 06/14/24 (Call 06/14/23)	375	364,853
1.55%, 06/15/28 (Call 04/15/28)	6,385	6,023,354
2.00%, 06/15/31 (Call 03/15/31)	3,333	3,135,553
2.85%, 04/01/30 (Call 01/01/30)	7,089	7,177,471
3.20%, 09/16/26 (Call 06/16/26)	3,222	3,362,544
3.50%, 04/01/40 (Call 10/01/39)	2,450	2,517,106
3.50%, 04/01/50 (Call 10/01/49)	6,567	6,733,539
3.70%, 04/01/60 (Call 10/01/59)	1,910	1,994,575
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	2,392	2,509,662
5.35%, 03/01/26 (Call 01/01/26)(c)	2,985	3,283,261
5.55%, 12/01/28 (Call 09/01/28)(c)	3,032	3,462,635

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	$3,675	$3,420,727
2.65%, 02/15/32 (Call 11/15/31)(c)	3,991	3,758,684
2.70%, 05/01/25 (Call 04/01/25)(c)	2,259	2,272,396
3.13%, 02/15/42 (Call 08/15/41)(c)	2,140	1,930,344
3.15%, 05/01/27 (Call 03/01/27)(c)	3,270	3,313,491
3.25%, 05/11/41 (Call 11/11/40)(c)	3,735	3,419,542
3.25%, 11/30/51 (Call 05/30/51)(c)	1,850	1,623,986
3.40%, 05/01/30 (Call 02/01/30)(c)	4,293	4,330,693
3.88%, 06/18/26 (Call 04/18/26)(c)	2,985	3,126,459
4.30%, 06/18/29 (Call 03/18/29)(c)	3,749	4,003,745
Qorvo Inc.
1.75%, 12/15/24 (Call 12/15/22)(c)	605	589,409
4.38%, 10/15/29 (Call 10/15/24)	3,055	3,116,589
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	3,515	3,269,091
1.65%, 05/20/32 (Call 02/20/32)	4,553	4,101,388
2.15%, 05/20/30 (Call 02/20/30)	5,374	5,159,040
2.90%, 05/20/24 (Call 03/20/24)	88	89,903
3.25%, 05/20/27 (Call 02/20/27)	8,787	9,159,042
3.25%, 05/20/50 (Call 11/20/49)(b)	3,979	3,901,449
3.45%, 05/20/25 (Call 02/20/25)	346	359,390
4.30%, 05/20/47 (Call 11/20/46)	6,656	7,525,074
4.65%, 05/20/35 (Call 11/20/34)	3,747	4,362,295
4.80%, 05/20/45 (Call 11/20/44)	2,416	2,878,833
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	795	783,902
1.80%, 06/01/26 (Call 05/01/26)	2,035	1,944,239
3.00%, 06/01/31 (Call 03/01/31)	1,740	1,623,385
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	610	586,930
1.38%, 03/12/25 (Call 02/12/25)	3,683	3,620,905
1.75%, 05/04/30 (Call 02/04/30)	2,595	2,445,969
1.90%, 09/15/31 (Call 06/15/31)	3,310	3,122,257
2.25%, 05/01/23 (Call 02/01/23)	1,252	1,260,676
2.25%, 09/04/29 (Call 06/04/29)	2,494	2,459,658
2.63%, 05/15/24 (Call 03/15/24)	1,153	1,171,990
2.70%, 09/15/51 (Call 03/15/51)(b)	3,300	2,978,547
2.90%, 11/03/27 (Call 08/03/27)	2,366	2,453,637
3.88%, 03/15/39 (Call 09/15/38)	2,598	2,831,664
4.15%, 05/15/48 (Call 11/15/47)	4,346	4,939,186
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	5,655	5,480,147
2.50%, 10/25/31 (Call 07/25/31)	800	763,016
3.13%, 10/25/41 (Call 04/25/41)	4,025	3,817,390
3.25%, 10/25/51 (Call 04/25/51)(b)	3,955	3,770,934
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	2,831	2,728,235
2.95%, 06/01/24 (Call 04/01/24)	5,844	5,949,134

		520,071,450

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(c)	387	379,361
2.04%, 08/16/28 (Call 06/16/28)(c)	2,244	2,112,187
3.48%, 12/01/27 (Call 09/01/27)	1,572	1,611,662
3.84%, 05/01/25 (Call 04/01/25)	1,975	2,043,710
4.20%, 05/01/30 (Call 02/01/30)	895	958,375

		7,105,295

Security	Par (000)	Value

Software — 0.7%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	$1,861	$1,657,593
2.50%, 09/15/50 (Call 03/15/50)	3,138	2,634,382
3.40%, 09/15/26 (Call 06/15/26)	2,020	2,115,122
3.40%, 06/15/27 (Call 03/15/27)	2,840	2,973,366
4.50%, 06/15/47 (Call 12/15/46)	3,662	4,242,317
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	2,613	2,613,888
2.15%, 02/01/27 (Call 12/01/26)	2,446	2,435,066
2.30%, 02/01/30 (Call 11/01/29)	5,483	5,343,074
3.25%, 02/01/25 (Call 11/01/24)	2,798	2,889,131
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	2,825	2,617,193
2.85%, 01/15/30 (Call 10/15/29)	1,577	1,540,776
3.50%, 06/15/27 (Call 03/15/27)	4,005	4,171,127
4.38%, 06/15/25 (Call 03/15/25)	2,727	2,878,130
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	3,800	3,573,520
2.90%, 12/01/29 (Call 09/01/29)	4,856	4,783,597
3.40%, 06/27/26 (Call 03/27/26)	1,989	2,065,457
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,800	1,889,838
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	4,410	4,313,597
3.30%, 03/01/30 (Call 12/01/29)	2,951	2,963,129
4.50%, 12/01/27 (Call 09/01/27)	4,642	4,801,313
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	2,257	2,062,582
2.95%, 02/15/51 (Call 08/15/50)	2,780	2,393,719
4.80%, 03/01/26 (Call 12/01/25)	3,813	4,144,045
Fidelity National Information Services Inc.
0.38%, 03/01/23	4,680	4,619,675
0.60%, 03/01/24	3,868	3,756,137
1.15%, 03/01/26 (Call 02/01/26)	4,613	4,358,409
1.65%, 03/01/28 (Call 01/01/28)	4,250	3,937,880
2.25%, 03/01/31 (Call 12/01/30)	4,055	3,708,297
3.10%, 03/01/41 (Call 09/01/40)	3,080	2,769,382
4.50%, 08/15/46 (Call 02/15/46)	1,532	1,685,139
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	1,255	1,227,327
2.65%, 06/01/30 (Call 03/01/30)	5,474	5,223,072
2.75%, 07/01/24 (Call 06/01/24)	6,364	6,430,822
3.20%, 07/01/26 (Call 05/01/26)	8,024	8,194,350
3.50%, 07/01/29 (Call 04/01/29)	10,457	10,613,123
3.80%, 10/01/23 (Call 09/01/23)	3,226	3,320,554
3.85%, 06/01/25 (Call 03/01/25)	4,405	4,587,499
4.20%, 10/01/28 (Call 07/01/28)	2,517	2,684,280
4.40%, 07/01/49 (Call 01/01/49)	5,490	5,849,430
Intuit Inc.
0.65%, 07/15/23	4,416	4,357,753
0.95%, 07/15/25 (Call 06/15/25)	5,570	5,339,291
1.35%, 07/15/27 (Call 05/15/27)	5,228	4,945,531
1.65%, 07/15/30 (Call 04/15/30)	4,697	4,315,510
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	7,279	7,346,840
2.38%, 05/01/23 (Call 02/01/23)	4,290	4,333,458
2.40%, 08/08/26 (Call 05/08/26)	11,962	12,157,220
2.53%, 06/01/50 (Call 12/01/49)	32,779	29,111,685
2.68%, 06/01/60 (Call 12/01/59)	13,183	11,622,133
2.70%, 02/12/25 (Call 11/12/24)	7,415	7,607,345

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
2.88%, 02/06/24 (Call 12/06/23)	$9,830	$10,067,296
2.92%, 03/17/52 (Call 09/17/51)	36,186	34,577,532
3.04%, 03/17/62 (Call 09/17/61)	7,794	7,456,909
3.13%, 11/03/25 (Call 08/03/25)	5,381	5,588,384
3.30%, 02/06/27 (Call 11/06/26)	12,690	13,417,898
3.45%, 08/08/36 (Call 02/08/36)	3,841	4,123,313
3.50%, 02/12/35 (Call 08/12/34)	9,951	10,749,070
3.50%, 11/15/42	720	759,492
3.63%, 12/15/23 (Call 09/15/23)	7,010	7,269,791
3.70%, 08/08/46 (Call 02/08/46)	460	497,628
3.75%, 02/12/45 (Call 08/12/44)	360	388,501
3.95%, 08/08/56 (Call 02/08/56)	385	433,129
4.10%, 02/06/37 (Call 08/06/36)	695	795,379
4.20%, 11/03/35 (Call 05/03/35)	160	184,309
4.25%, 02/06/47 (Call 08/06/46)	525	619,469
4.45%, 11/03/45 (Call 05/03/45)	370	443,634
4.50%, 10/01/40	70	84,132
4.50%, 02/06/57 (Call 08/06/56)	210	263,010
4.75%, 11/03/55 (Call 05/03/55)	1	827
5.30%, 02/08/41	100	130,863
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	6,925	6,632,696
2.30%, 03/25/28 (Call 01/25/28)	8,835	8,407,474
2.40%, 09/15/23 (Call 07/15/23)	6,940	6,990,107
2.50%, 04/01/25 (Call 03/01/25)	8,439	8,409,463
2.65%, 07/15/26 (Call 04/15/26)	13,896	13,801,368
2.80%, 04/01/27 (Call 02/01/27)	6,982	6,940,248
2.88%, 03/25/31 (Call 12/25/30)	8,981	8,572,993
2.95%, 11/15/24 (Call 09/15/24)	3,932	3,988,424
2.95%, 05/15/25 (Call 02/15/25)	6,889	6,950,725
2.95%, 04/01/30 (Call 01/01/30)	12,400	11,990,304
3.25%, 11/15/27 (Call 08/15/27)	6,647	6,731,151
3.25%, 05/15/30 (Call 02/15/30)	4,490	4,430,014
3.40%, 07/08/24 (Call 04/08/24)	7,379	7,555,801
3.60%, 04/01/40 (Call 10/01/39)	8,345	7,553,727
3.60%, 04/01/50 (Call 10/01/49)	16,631	14,443,026
3.63%, 07/15/23	3,487	3,575,779
3.65%, 03/25/41 (Call 09/25/40)	5,703	5,163,097
3.80%, 11/15/37 (Call 05/15/37)	7,768	7,386,203
3.85%, 07/15/36 (Call 01/15/36)	4,862	4,696,060
3.85%, 04/01/60 (Call 10/01/59)	11,567	9,967,978
3.90%, 05/15/35 (Call 11/15/34)	4,360	4,270,969
3.95%, 03/25/51 (Call 09/25/50)	6,645	6,094,329
4.00%, 07/15/46 (Call 01/15/46)	9,053	8,318,621
4.00%, 11/15/47 (Call 05/15/47)	5,947	5,448,047
4.10%, 03/25/61 (Call 09/25/60)	4,900	4,421,466
4.13%, 05/15/45 (Call 11/15/44)	7,274	6,784,314
4.30%, 07/08/34 (Call 01/08/34)	6,594	6,805,140
4.38%, 05/15/55 (Call 11/15/54)	6,504	6,184,263
4.50%, 07/08/44 (Call 01/08/44)	4,693	4,666,907
5.38%, 07/15/40	10,174	11,163,930
6.13%, 07/08/39	4,839	5,796,832
6.50%, 04/15/38	5,385	6,664,314
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,017	1,918,732
1.40%, 09/15/27 (Call 07/15/27)	2,464	2,301,943
1.75%, 02/15/31 (Call 11/15/30)	1,880	1,667,748
2.00%, 06/30/30 (Call 03/30/30)	2,766	2,527,294
2.35%, 09/15/24 (Call 08/15/24)	3,645	3,659,216
2.95%, 09/15/29 (Call 06/15/29)	3,010	2,981,164

Security	Par (000)	Value

Software (continued)
3.65%, 09/15/23 (Call 08/15/23)	$2,363	$2,422,689
3.80%, 12/15/26 (Call 09/15/26)	2,747	2,890,613
3.85%, 12/15/25 (Call 09/15/25)	2,656	2,780,885
4.20%, 09/15/28 (Call 06/15/28)	2,144	2,290,028
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	600	584,154
1.50%, 07/15/28 (Call 05/15/28)	640	604,410
1.95%, 07/15/31 (Call 04/15/31)	1,405	1,324,803
2.70%, 07/15/41 (Call 01/15/41)	1,025	935,610
2.90%, 07/15/51 (Call 01/15/51)	1,685	1,536,450
3.05%, 07/15/61 (Call 01/15/61)	1,020	920,509
3.25%, 04/11/23 (Call 03/11/23)	6,107	6,229,140
3.70%, 04/11/28 (Call 01/11/28)	7,993	8,529,650
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,029	7,080,293
VMware Inc.
0.60%, 08/15/23	230	226,003
1.00%, 08/15/24 (Call 08/15/22)	525	509,497
1.40%, 08/15/26 (Call 07/15/26)	550	522,143
1.80%, 08/15/28 (Call 06/15/28)	45	41,712
3.90%, 08/21/27 (Call 05/21/27)	3,184	3,330,082
4.50%, 05/15/25 (Call 04/15/25)	1,411	1,494,066
4.65%, 05/15/27 (Call 03/15/27)	3,192	3,455,851
4.70%, 05/15/30 (Call 02/15/30)	640	702,592

		627,327,717

Telecommunications — 1.2%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,155	5,055,766
3.63%, 04/22/29 (Call 01/22/29)	1,721	1,776,640
4.38%, 07/16/42	4,835	5,212,565
4.38%, 04/22/49 (Call 10/22/48)	3,836	4,222,554
6.13%, 11/15/37	3,565	4,521,561
6.13%, 03/30/40	4,136	5,284,981
6.38%, 03/01/35	3,516	4,552,095
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	1,585	1,556,201
1.65%, 02/01/28 (Call 12/01/27)	8,881	8,390,058
1.70%, 03/25/26 (Call 03/25/23)	1,629	1,585,212
2.25%, 02/01/32 (Call 11/01/31)	10,649	9,832,861
2.30%, 06/01/27 (Call 04/01/27)	2,232	2,201,868
2.55%, 12/01/33 (Call 09/01/33)	36,458	33,817,712
2.75%, 06/01/31 (Call 03/01/31)	12,481	12,143,763
2.95%, 07/15/26 (Call 04/15/26)	1,905	1,938,014
3.10%, 02/01/43 (Call 08/01/42)	5,620	5,027,427
3.30%, 02/01/52 (Call 08/01/51)	7,047	6,252,803
3.40%, 05/15/25 (Call 02/15/25)	1,077	1,113,769
3.50%, 06/01/41 (Call 12/01/40)	8,715	8,284,740
3.50%, 09/15/53 (Call 03/15/53)	34,761	31,853,938
3.50%, 02/01/61 (Call 08/01/60)	4,786	4,225,990
3.55%, 09/15/55 (Call 03/15/55)	34,748	31,514,699
3.60%, 07/15/25 (Call 04/15/25)	176	183,292
3.65%, 06/01/51 (Call 12/01/50)	7,021	6,633,862
3.65%, 09/15/59 (Call 03/15/59)	23,864	21,660,876
3.80%, 03/01/24 (Call 01/01/24)	220	227,467
3.80%, 02/15/27 (Call 11/15/26)	517	546,081
3.80%, 12/01/57 (Call 06/01/57)	21,011	19,771,561
3.85%, 06/01/60 (Call 12/01/59)	6,220	5,820,925
3.88%, 01/15/26 (Call 10/15/25)	1,471	1,551,802
3.90%, 03/11/24 (Call 12/11/23)	2,026	2,098,531
3.95%, 01/15/25 (Call 10/15/24)	6,521	6,827,031
4.05%, 12/15/23	739	767,924

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$845	$906,854
4.13%, 02/17/26 (Call 11/17/25)	1,175	1,252,832
4.25%, 03/01/27 (Call 12/01/26)	290	312,510
4.30%, 02/15/30 (Call 11/15/29)	8,717	9,491,593
4.30%, 12/15/42 (Call 06/15/42)	1,178	1,223,683
4.35%, 03/01/29 (Call 12/01/28)	11,229	12,235,455
4.35%, 06/15/45 (Call 12/15/44)	725	749,795
4.45%, 04/01/24 (Call 01/01/24)	4,463	4,663,701
4.50%, 05/15/35 (Call 11/15/34)	10,471	11,502,812
4.50%, 03/09/48 (Call 09/09/47)	2,340	2,512,177
4.55%, 03/09/49 (Call 09/09/48)	1,869	2,025,361
4.65%, 06/01/44 (Call 12/01/43)	1,719	1,856,211
4.75%, 05/15/46 (Call 11/15/45)	711	789,324
4.80%, 06/15/44 (Call 12/15/43)	655	722,098
4.85%, 03/01/39 (Call 09/01/38)	10,647	11,864,165
4.85%, 07/15/45 (Call 01/15/45)	1,188	1,321,484
4.90%, 08/15/37 (Call 02/14/37)	3,923	4,431,970
4.90%, 06/15/42	4,976	5,597,005
5.15%, 03/15/42	650	751,712
5.15%, 11/15/46 (Call 05/15/46)	476	558,596
5.15%, 02/15/50 (Call 08/14/49)	1,059	1,246,655
5.25%, 03/01/37 (Call 09/01/36)	810	952,252
5.35%, 09/01/40	566	673,172
5.45%, 03/01/47 (Call 09/01/46)	1,092	1,327,490
5.55%, 08/15/41	344	416,563
5.65%, 02/15/47 (Call 08/15/46)	435	542,589
5.70%, 03/01/57 (Call 09/01/56)	447	565,571
6.00%, 08/15/40 (Call 05/15/40)	1,209	1,514,200
6.15%, 09/15/34	2,167	2,677,155
6.25%, 03/29/41	485	630,825
6.30%, 01/15/38	250	322,113
6.38%, 03/01/41	959	1,259,109
6.55%, 02/15/39	226	293,673
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	490	438,320
Bell Telephone Co of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24	410	399,643
Bell Telephone Co of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	1,450	1,329,868
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	1,785	1,734,663
4.30%, 07/29/49 (Call 01/29/49)	2,315	2,485,176
4.46%, 04/01/48 (Call 10/01/47)	4,041	4,450,515
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	2,579	2,513,210
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	3,049	3,157,910
5.13%, 12/04/28 (Call 09/04/28)	3,598	3,895,842
9.63%, 12/15/30	6,966	9,753,724
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,797	2,825,445
2.50%, 09/20/26 (Call 06/20/26)	2,522	2,577,484
2.95%, 02/28/26	1,364	1,413,827
3.50%, 06/15/25	2,178	2,278,950
3.63%, 03/04/24	4,022	4,173,589
5.50%, 01/15/40	6,956	8,955,780
5.90%, 02/15/39	7,140	9,484,490
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	2,328	2,351,420
4.38%, 11/15/57 (Call 05/15/57)	2,437	2,565,454
4.70%, 03/15/37	582	652,742

Security	Par (000)	Value

Telecommunications (continued)
4.75%, 03/15/42	$744	$855,020
5.35%, 11/15/48 (Call 05/15/48)	1,790	2,234,869
5.45%, 11/15/79 (Call 05/19/79)	2,623	3,036,621
5.75%, 08/15/40	2,307	2,902,829
5.85%, 11/15/68 (Call 05/15/68)	2,635	3,396,436
Deutsche Telekom International Finance BV
8.75%, 06/15/30	8,445	11,699,534
9.25%, 06/01/32	2,652	3,986,486
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	265	253,245
2.00%, 12/10/30 (Call 09/10/30)	1,221	1,093,992
3.75%, 08/15/29 (Call 05/15/29)	2,701	2,786,406
5.95%, 03/15/41	2,104	2,532,858
Koninklijke KPN NV, 8.38%, 10/01/30	777	1,044,521
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	866	795,984
2.75%, 05/24/31 (Call 02/24/31)	3,440	3,248,977
4.00%, 09/01/24	3,815	3,944,748
4.60%, 02/23/28 (Call 11/23/27)	3,582	3,865,121
4.60%, 05/23/29 (Call 02/23/29)	2,381	2,569,266
5.50%, 09/01/44	2,113	2,454,313
Orange SA
5.38%, 01/13/42	4,098	4,957,064
5.50%, 02/06/44 (Call 08/06/43)	1,899	2,386,340
9.00%, 03/01/31	7,440	10,648,723
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,947	3,001,667
3.00%, 03/15/23 (Call 12/15/22)	768	775,588
3.63%, 12/15/25 (Call 09/15/25)	3,628	3,761,510
3.70%, 11/15/49 (Call 05/15/49)	3,948	3,565,636
4.10%, 10/01/23 (Call 07/01/23)	4,977	5,107,248
4.30%, 02/15/48 (Call 08/15/47)	2,022	2,006,087
4.35%, 05/01/49 (Call 11/01/48)	2,908	2,901,690
4.50%, 03/15/43 (Call 09/15/42)	1,648	1,717,809
5.00%, 03/15/44 (Call 09/15/43)	4,083	4,409,068
5.45%, 10/01/43 (Call 04/01/43)(b)	2,678	3,077,584
7.50%, 08/15/38(b)	1,641	2,325,494
Telefonica Emisiones SA
4.10%, 03/08/27	3,949	4,170,973
4.67%, 03/06/38	4,708	4,883,467
4.90%, 03/06/48	3,056	3,189,028
5.21%, 03/08/47	8,549	9,288,916
5.52%, 03/01/49 (Call 09/01/48)	4,050	4,568,116
7.05%, 06/20/36	7,835	10,164,659
Telefonica Europe BV, 8.25%, 09/15/30	3,060	4,107,101
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,440	2,468,426
3.40%, 05/13/32 (Call 02/13/32)	2,720	2,749,702
3.70%, 09/15/27 (Call 06/15/27)	3,543	3,730,460
4.30%, 06/15/49 (Call 12/15/48)	2,162	2,370,395
4.60%, 11/16/48 (Call 05/16/48)	3,067	3,436,481
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	841	806,561
2.05%, 02/15/28 (Call 12/15/27)	7,245	6,898,254
2.25%, 11/15/31 (Call 08/15/31)	6,254	5,675,130
2.40%, 03/15/29 (Call 01/15/29)(c)	291	276,453
2.55%, 02/15/31 (Call 11/15/30)	10,867	10,161,297
2.70%, 03/15/32 (Call 12/15/31)(c)	2,310	2,171,446
3.00%, 02/15/41 (Call 08/15/40)	7,511	6,547,414
3.30%, 02/15/51 (Call 08/15/50)	6,479	5,645,606

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.40%, 10/15/52 (Call 04/15/52)(c)	$7,310	$6,462,259
3.50%, 04/15/25 (Call 03/15/25)	13,078	13,441,045
3.60%, 11/15/60 (Call 05/15/60)	3,350	2,938,218
3.60%, 11/15/60 (Call 05/15/60)(c)	2,740	2,406,706
3.75%, 04/15/27 (Call 02/15/27)	11,294	11,730,739
3.88%, 04/15/30 (Call 01/15/30)	23,517	24,312,345
4.38%, 04/15/40 (Call 10/15/39)	7,475	7,776,990
4.50%, 04/15/50 (Call 10/15/49)	12,078	12,598,924
Verizon Communications Inc.
0.75%, 03/22/24	1,580	1,546,520
0.85%, 11/20/25 (Call 10/20/25)	5,941	5,646,326
1.45%, 03/20/26 (Call 02/20/26)	4,220	4,078,630
1.50%, 09/18/30 (Call 06/18/30)	755	672,969
1.68%, 10/30/30 (Call 07/30/30)	1,645	1,478,296
1.75%, 01/20/31 (Call 10/20/30)	7,515	6,758,089
2.10%, 03/22/28 (Call 01/22/28)	10,608	10,249,025
2.36%, 03/15/32 (Call 12/15/31)(c)	19,116	17,858,932
2.55%, 03/21/31 (Call 12/21/30)	10,725	10,290,530
2.63%, 08/15/26	11,339	11,400,231
2.65%, 11/20/40 (Call 05/20/40)	12,218	10,612,066
2.85%, 09/03/41 (Call 03/03/41)	3,007	2,691,085
2.88%, 11/20/50 (Call 05/20/50)	11,568	9,896,308
2.99%, 10/30/56 (Call 04/30/56)	15,204	12,962,778
3.00%, 03/22/27 (Call 01/22/27)	2,892	2,944,432
3.00%, 11/20/60 (Call 05/20/60)	6,661	5,533,226
3.15%, 03/22/30 (Call 12/22/29)	7,209	7,290,245
3.38%, 02/15/25	6,068	6,278,378
3.40%, 03/22/41 (Call 09/22/40)	8,415	8,102,551
3.50%, 11/01/24 (Call 08/01/24)	3,684	3,810,582
3.55%, 03/22/51 (Call 09/22/50)	16,018	15,500,458
3.70%, 03/22/61 (Call 09/22/60)	6,755	6,444,945
3.85%, 11/01/42 (Call 05/01/42)	5,981	6,047,808
3.88%, 02/08/29 (Call 11/08/28)	5,947	6,323,683
3.88%, 03/01/52 (Call 09/01/51)	5,245	5,428,365
4.00%, 03/22/50 (Call 09/22/49)	3,767	3,880,914
4.02%, 12/03/29 (Call 09/03/29)	10,744	11,517,353
4.13%, 03/16/27	8,548	9,159,609
4.13%, 08/15/46	5,117	5,380,167
4.27%, 01/15/36	7,549	8,274,459
4.33%, 09/21/28	17,526	19,105,794
4.40%, 11/01/34 (Call 05/01/34)	11,529	12,673,138
4.50%, 08/10/33	12,896	14,338,160
4.52%, 09/15/48	890	1,010,008
4.67%, 03/15/55	35	40,633
4.75%, 11/01/41	4,613	5,211,260
4.81%, 03/15/39	6,841	7,972,091
4.86%, 08/21/46	13,839	16,615,519
5.01%, 04/15/49	1,025	1,242,310
5.25%, 03/16/37	4,392	5,287,090
5.50%, 03/16/47	3,942	5,037,088
5.85%, 09/15/35	637	801,798
6.55%, 09/15/43	1,898	2,702,240
7.75%, 12/01/30	279	377,900
Vodafone Group PLC
3.75%, 01/16/24	100	103,516
4.13%, 05/30/25	5,582	5,869,864
4.25%, 09/17/50	5,054	5,177,267
4.38%, 05/30/28	886	958,431
4.38%, 02/19/43	7,322	7,567,507
4.88%, 06/19/49	1,558	1,733,259

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 05/30/38	$5,412	$6,137,803
5.13%, 06/19/59	3,891	4,455,818
5.25%, 05/30/48	11,069	12,860,407
6.15%, 02/27/37	5,296	6,581,710
6.25%, 11/30/32	1,503	1,862,307
7.88%, 02/15/30	3,220	4,271,491

		1,057,456,540

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	2,798	2,836,584
3.50%, 09/15/27 (Call 06/15/27)	3,169	3,259,824
3.55%, 11/19/26 (Call 09/19/26)	1,879	1,941,157
3.90%, 11/19/29 (Call 08/19/29)	2,049	2,142,250
5.10%, 05/15/44 (Call 11/15/43)	1,571	1,781,121
6.35%, 03/15/40	2,284	2,911,141

		14,872,077

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	1,007	1,084,992
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	1,044	939,026
3.00%, 03/15/23 (Call 12/15/22)	2,656	2,689,678
3.00%, 04/01/25 (Call 01/01/25)	2,840	2,905,008
3.05%, 02/15/51 (Call 08/15/50)	2,622	2,432,796
3.25%, 06/15/27 (Call 03/15/27)	4,633	4,876,371
3.30%, 09/15/51 (Call 03/15/51)	3,670	3,553,441
3.40%, 09/01/24 (Call 06/01/24)	2,648	2,729,108
3.55%, 02/15/50 (Call 08/15/49)	2,334	2,365,696
3.65%, 09/01/25 (Call 06/01/25)	1,539	1,608,717
3.75%, 04/01/24 (Call 01/01/24)	3,643	3,769,412
3.85%, 09/01/23 (Call 06/01/23)	3,934	4,043,168
3.90%, 08/01/46 (Call 02/01/46)	2,931	3,106,919
4.05%, 06/15/48 (Call 12/15/47)	2,418	2,629,962
4.13%, 06/15/47 (Call 12/15/46)	1,785	1,958,645
4.15%, 04/01/45 (Call 10/01/44)	4,148	4,511,738
4.15%, 12/15/48 (Call 06/15/48)	1,685	1,861,807
4.38%, 09/01/42 (Call 03/01/42)	2,937	3,291,143
4.40%, 03/15/42 (Call 09/15/41)	2,187	2,451,343
4.45%, 03/15/43 (Call 09/15/42)	3,560	4,028,282
4.55%, 09/01/44 (Call 03/01/44)	2,883	3,295,384
4.70%, 09/01/45 (Call 03/01/45)	2,729	3,190,392
4.90%, 04/01/44 (Call 10/01/43)	2,559	3,082,520
4.95%, 09/15/41 (Call 03/15/41)	1,823	2,171,394
5.05%, 03/01/41 (Call 09/01/40)	1,335	1,604,350
5.15%, 09/01/43 (Call 03/01/43)	3,050	3,757,142
5.40%, 06/01/41 (Call 12/01/40)	2,327	2,909,518
5.75%, 05/01/40 (Call 11/01/39)	2,241	2,879,214
6.15%, 05/01/37	1,137	1,510,709
6.20%, 08/15/36	730	981,916
7.00%, 12/15/25	1,454	1,696,556
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	1,877	1,558,436
2.75%, 03/01/26 (Call 12/01/25)	2,908	2,965,171
2.95%, 11/21/24 (Call 08/21/24)	3,873	3,945,115
3.20%, 08/02/46 (Call 02/02/46)	2,379	2,279,915
3.65%, 02/03/48 (Call 08/03/47)	2,779	2,860,897
4.45%, 01/20/49 (Call 07/20/48)	2,315	2,662,759
6.20%, 06/01/36	618	811,119
6.25%, 08/01/34	915	1,192,922

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.38%, 11/15/37	$457	$609,208
6.90%, 07/15/28	1,330	1,649,612
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	245	239,279
1.75%, 12/02/26 (Call 11/02/26)	950	922,564
2.05%, 03/05/30 (Call 12/05/29)	1,796	1,695,460
2.45%, 12/02/31 (Call 09/02/31)	2,050	1,967,857
2.90%, 02/01/25 (Call 11/01/24)	5,234	5,333,812
3.00%, 12/02/41 (Call 06/02/41)	1,795	1,669,458
3.10%, 12/02/51 (Call 06/02/51)	1,925	1,749,036
4.00%, 06/01/28 (Call 03/01/28)	3,513	3,761,334
4.80%, 09/15/35 (Call 03/15/35)	2,268	2,629,315
4.80%, 08/01/45 (Call 02/01/45)	2,177	2,541,822
5.95%, 05/15/37	1,088	1,404,793
6.13%, 09/15/2115 (Call 03/15/15)	2,224	2,938,260
7.13%, 10/15/31	4,247	5,603,747
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	2,210	2,395,331
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,683	1,631,971
2.50%, 05/15/51 (Call 11/15/50)	621	511,524
2.60%, 11/01/26 (Call 08/01/26)	3,348	3,384,694
3.25%, 06/01/27 (Call 03/01/27)	4,941	5,112,453
3.35%, 11/01/25 (Call 08/01/25)	5,399	5,582,728
3.35%, 09/15/49 (Call 03/15/49)	2,824	2,695,423
3.40%, 08/01/24 (Call 05/01/24)	2,949	3,037,853
3.80%, 03/01/28 (Call 12/01/27)	2,541	2,687,844
3.80%, 11/01/46 (Call 05/01/46)	4,029	4,095,680
3.80%, 04/15/50 (Call 10/15/49)	3,021	3,105,377
3.95%, 05/01/50 (Call 11/01/49)	2,696	2,836,138
4.10%, 03/15/44 (Call 09/15/43)	3,138	3,334,596
4.25%, 03/15/29 (Call 12/15/28)	3,550	3,864,849
4.25%, 11/01/66 (Call 05/01/66)	1,693	1,828,745
4.30%, 03/01/48 (Call 09/01/47)	1,688	1,852,411
4.40%, 03/01/43 (Call 09/01/42)	1,215	1,321,337
4.50%, 03/15/49 (Call 09/15/48)	2,796	3,165,296
4.50%, 08/01/54 (Call 02/01/54)	1,760	2,012,982
4.65%, 03/01/68 (Call 09/01/67)	680	780,144
4.75%, 05/30/42 (Call 11/30/41)	2,690	3,067,595
4.75%, 11/15/48 (Call 05/15/48)	1,596	1,860,920
5.50%, 04/15/41 (Call 10/15/40)	624	767,963
6.00%, 10/01/36	1,292	1,654,341
6.15%, 05/01/37	1,400	1,817,060
6.22%, 04/30/40	2,278	3,039,900
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	3,165	3,009,282
3.10%, 08/05/29 (Call 05/05/29)	4,132	4,192,740
3.25%, 04/01/26 (Call 01/01/26)	4,660	4,847,379
3.25%, 05/15/41 (Call 11/15/40)	1,960	1,829,993
3.40%, 02/15/28 (Call 11/15/27)	3,532	3,675,611
3.88%, 08/01/42	1,025	1,024,631
3.90%, 02/01/35	3,930	4,109,287
4.05%, 02/15/48 (Call 08/15/47)	1,290	1,309,311
4.10%, 04/15/43	1,850	1,890,830
4.10%, 02/01/45	3,000	3,054,030
4.20%, 10/17/28 (Call 07/17/28)	379	414,482
4.25%, 05/15/30 (Call 02/15/30)	3,777	4,110,396
4.40%, 01/15/47 (Call 07/15/46)	3,620	3,846,250
4.55%, 04/01/46 (Call 10/01/45)	5,055	5,504,794
4.75%, 11/15/45 (Call 05/15/45)	4,782	5,323,561

Security	Par (000)	Value

Transportation (continued)
4.90%, 01/15/34	$2,364	$2,709,759
4.95%, 10/17/48 (Call 04/17/48)	1,556	1,792,792
5.10%, 01/15/44	3,017	3,502,043
5.25%, 05/15/50 (Call 11/15/49)	4,591	5,512,414
Series 2020-1, Class AA, 1.88%, 08/20/35	864	816,570
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	3,579	3,772,194
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,724	1,712,915
3.00%, 05/15/23 (Call 02/15/23)	2,666	2,690,127
3.50%, 05/01/50 (Call 11/01/49)	1,041	1,001,182
4.20%, 11/15/69 (Call 05/15/69)	1,350	1,411,007
4.30%, 05/15/43 (Call 11/15/42)	2,006	2,140,254
4.70%, 05/01/48 (Call 11/01/47)	1,050	1,203,248
4.95%, 08/15/45 (Call 02/15/45)	2,307	2,692,869
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	3,442	3,554,312
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,800	2,694,776
2.55%, 11/01/29 (Call 08/01/29)	2,034	2,013,233
2.90%, 06/15/26 (Call 03/15/26)	2,813	2,881,440
2.90%, 08/25/51 (Call 02/25/51)	1,198	1,053,162
3.00%, 03/15/32 (Call 11/29/31)	2,360	2,404,392
3.05%, 05/15/50 (Call 11/15/49)	3,527	3,218,881
3.15%, 06/01/27 (Call 03/01/27)	1,774	1,829,367
3.16%, 05/15/55 (Call 11/15/54)	3,335	3,063,131
3.40%, 11/01/49 (Call 05/01/49)	2,219	2,140,447
3.65%, 08/01/25 (Call 06/01/25)	2,865	2,987,192
3.70%, 03/15/53 (Call 09/15/52)	1,705	1,745,204
3.80%, 08/01/28 (Call 05/01/28)	2,141	2,266,570
3.85%, 01/15/24 (Call 10/15/23)	2,106	2,172,423
3.94%, 11/01/47 (Call 05/01/47)	3,174	3,327,082
3.95%, 10/01/42 (Call 04/01/42)	1,062	1,116,980
4.05%, 08/15/52 (Call 02/15/52)	1,514	1,622,024
4.10%, 05/15/49 (Call 11/15/48)	1,215	1,310,864
4.10%, 05/15/2121 (Call 11/15/20)	2,390	2,302,980
4.15%, 02/28/48 (Call 08/28/47)	3,055	3,294,573
4.45%, 06/15/45 (Call 12/15/44)	2,407	2,696,803
4.65%, 01/15/46 (Call 07/15/45)	1,939	2,223,354
4.84%, 10/01/41	2,947	3,452,410
5.10%, 08/01/2118 (Call 02/01/18)	225	262,175
7.80%, 05/15/27	50	62,810
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	1,840	1,770,761
2.50%, 09/01/24 (Call 08/01/24)	3,417	3,431,146
2.85%, 03/01/27 (Call 02/01/27)	745	747,101
2.90%, 12/01/26 (Call 10/01/26)	1,567	1,581,307
3.35%, 09/01/25 (Call 08/01/25)	1,030	1,054,978
3.40%, 03/01/23 (Call 02/01/23)	1,025	1,041,400
3.65%, 03/18/24 (Call 02/18/24)	2,916	3,003,655
3.75%, 06/09/23 (Call 05/09/23)	2,019	2,063,660
3.88%, 12/01/23 (Call 11/01/23)	1,419	1,463,046
4.63%, 06/01/25 (Call 05/01/25)	1,703	1,811,668
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,734	1,715,776
2.38%, 05/20/31 (Call 02/20/31)	3,160	3,066,243
2.40%, 02/05/30 (Call 11/05/29)	2,162	2,109,226
2.75%, 04/15/23 (Call 01/15/23)	1,776	1,794,879
2.75%, 03/01/26 (Call 12/01/25)	4,102	4,163,899
2.80%, 02/14/32 (Call 11/14/31)	1,260	1,263,326
2.89%, 04/06/36 (Call 01/06/36)	2,460	2,398,328

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.95%, 03/10/52 (Call 09/10/51)	$1,915	$1,739,203
2.97%, 09/16/62 (Call 03/16/62)	835	719,670
3.00%, 04/15/27 (Call 01/15/27)	2,981	3,068,343
3.15%, 03/01/24 (Call 02/01/24)	3,793	3,887,408
3.20%, 05/20/41 (Call 11/20/40)	1,610	1,568,671
3.25%, 01/15/25 (Call 10/15/24)	2,659	2,731,883
3.25%, 08/15/25 (Call 05/15/25)	3,480	3,587,845
3.25%, 02/05/50 (Call 08/05/49)	5,336	5,123,360
3.35%, 08/15/46 (Call 02/15/46)	1,596	1,543,188
3.38%, 02/01/35 (Call 08/01/34)	1,966	2,019,357
3.38%, 02/14/42 (Call 08/14/41)	1,740	1,736,885
3.50%, 06/08/23 (Call 05/08/23)	2,465	2,520,586
3.50%, 02/14/53 (Call 08/14/52)	2,800	2,811,284
3.55%, 08/15/39 (Call 02/15/39)	2,480	2,522,334
3.55%, 05/20/61 (Call 11/20/60)	1,182	1,146,670
3.60%, 09/15/37 (Call 03/15/37)	3,324	3,447,320
3.65%, 02/15/24 (Call 11/15/23)	791	815,189
3.70%, 03/01/29 (Call 12/01/28)	3,050	3,235,104
3.75%, 03/15/24 (Call 12/15/23)	1,631	1,685,753
3.75%, 07/15/25 (Call 05/15/25)	2,635	2,760,479
3.75%, 02/05/70 (Call 08/05/69)	2,150	2,144,152
3.80%, 10/01/51 (Call 04/01/51)	2,948	3,078,036
3.80%, 04/06/71 (Call 10/06/70)	815	822,531
3.84%, 03/20/60 (Call 09/20/59)	4,036	4,155,910
3.85%, 02/14/72 (Call 08/14/71)	1,345	1,359,593
3.88%, 02/01/55 (Call 08/01/54)	1,318	1,367,728
3.95%, 09/10/28 (Call 06/10/28)	5,429	5,841,115
3.95%, 08/15/59 (Call 02/15/59)	2,225	2,332,000
4.00%, 04/15/47 (Call 10/15/46)	2,149	2,300,333
4.05%, 11/15/45 (Call 05/15/45)	2,546	2,722,285
4.05%, 03/01/46 (Call 09/01/45)	3,000	3,228,780
4.10%, 09/15/67 (Call 03/15/67)	1,516	1,625,758
4.30%, 03/01/49 (Call 09/01/48)	2,334	2,627,781
4.50%, 09/10/48 (Call 03/10/48)	2,353	2,693,926
6.63%, 02/01/29	1,770	2,179,197
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	2,403	2,424,603
2.40%, 11/15/26 (Call 08/15/26)	2,232	2,252,155
2.50%, 04/01/23 (Call 03/01/23)	4,888	4,940,497
2.50%, 09/01/29 (Call 06/01/29)	2,653	2,643,529
2.80%, 11/15/24 (Call 09/15/24)	3,362	3,434,787
3.05%, 11/15/27 (Call 08/15/27)(b)	5,861	6,116,598
3.40%, 03/15/29 (Call 12/15/28)	3,579	3,776,346
3.40%, 11/15/46 (Call 05/15/46)	1,056	1,075,135
3.40%, 09/01/49 (Call 03/01/49)	3,496	3,607,907
3.63%, 10/01/42	1,190	1,249,214
3.75%, 11/15/47 (Call 05/15/47)	3,017	3,248,736
3.90%, 04/01/25 (Call 03/01/25)	3,543	3,727,413
4.25%, 03/15/49 (Call 09/15/48)	3,918	4,550,326
4.45%, 04/01/30 (Call 01/01/30)	1,177	1,328,386
4.88%, 11/15/40 (Call 05/15/40)	1,558	1,870,862
5.20%, 04/01/40 (Call 10/01/39)	1,094	1,362,774
5.30%, 04/01/50 (Call 10/01/49)	4,242	5,694,715
6.20%, 01/15/38	5,517	7,494,569
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	4,350	4,178,653
1.50%, 09/22/28 (Call 07/22/28)	4,628	4,409,003
1.80%, 09/22/31 (Call 06/22/31)	7,200	6,754,896
2.50%, 09/22/41 (Call 03/22/41)	4,076	3,736,143

Security	Par (000)	Value

Transportation (continued)
2.65%, 09/22/51 (Call 03/22/51)	$5,505	$5,036,414

		545,693,646

Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	2,166	1,951,284
3.10%, 06/01/51 (Call 12/01/50)	1,675	1,450,952
3.25%, 03/30/25 (Call 12/30/24)	1,350	1,380,213
3.25%, 09/15/26 (Call 06/15/26)	1,361	1,393,038
3.50%, 03/15/28 (Call 12/15/27)	1,813	1,876,256
3.85%, 03/30/27 (Call 12/30/26)	2,863	3,008,154
4.00%, 06/30/30 (Call 03/30/30)	1,691	1,788,030
4.35%, 02/15/24 (Call 01/15/24)	2,183	2,273,682
4.55%, 11/07/28 (Call 08/07/28)	2,483	2,734,528
4.70%, 04/01/29 (Call 01/01/29)	1,497	1,646,820
5.20%, 03/15/44 (Call 09/15/43)	1,030	1,189,392

		20,692,349

Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	750	708,292
3.38%, 01/20/27 (Call 12/20/26)	655	632,822

		1,341,114

Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	2,175	2,052,982
2.80%, 05/01/30 (Call 02/01/30)	2,574	2,542,211
2.95%, 09/01/27 (Call 06/01/27)	1,770	1,803,630
3.25%, 06/01/51 (Call 12/01/50)(b)	3,040	2,818,019
3.40%, 03/01/25 (Call 12/01/24)	4,620	4,758,369
3.45%, 06/01/29 (Call 03/01/29)	2,508	2,589,209
3.45%, 05/01/50 (Call 11/01/49)	2,499	2,387,520
3.75%, 09/01/28 (Call 06/01/28)	2,187	2,303,786
3.75%, 09/01/47 (Call 03/01/47)	3,472	3,458,633
3.85%, 03/01/24 (Call 12/01/23)	1,589	1,642,994
4.00%, 12/01/46 (Call 06/01/46)	1,345	1,391,443
4.15%, 06/01/49 (Call 12/01/48)	2,626	2,744,459
4.20%, 09/01/48 (Call 03/01/48)	900	951,219
4.30%, 12/01/42 (Call 06/01/42)	1,009	1,088,499
4.30%, 09/01/45 (Call 03/01/45)	2,056	2,196,507
6.59%, 10/15/37	775	1,046,692
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	2,920	2,745,559
2.70%, 04/15/30 (Call 01/15/30)	1,270	1,233,475
3.35%, 04/15/50 (Call 10/15/49)	2,834	2,612,126
3.57%, 05/01/29 (Call 02/01/29)	1,975	2,042,644
4.28%, 05/01/49 (Call 11/01/48)	2,152	2,290,309
United Utilities PLC, 6.88%, 08/15/28	166	205,671
Veolia Environnement SA, 6.75%, 06/01/38	35	48,585

		46,954,541

Total Corporate Bonds & Notes — 25.7% (Cost: $23,097,578,445)		22,624,954,786

Foreign Government Obligations(f)

Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	25	23,896
1.63%, 01/22/25	12,580	12,562,891

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Export Development Canada
2.63%, 02/21/24	$5,255	$5,365,670
2.75%, 03/15/23	20	20,322
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,000	1,433,810
Series HK, 9.38%, 04/15/30	1,405	2,113,584
Series IO, 8.05%, 07/07/24	2,740	3,111,188
Province of Alberta Canada
1.00%, 05/20/25	6,565	6,388,073
1.30%, 07/22/30	4,100	3,807,547
1.88%, 11/13/24	3,425	3,436,371
2.95%, 01/23/24	750	769,028
3.30%, 03/15/28	10,881	11,587,503
3.35%, 11/01/23	8,010	8,252,302
Province of British Columbia Canada
0.90%, 07/20/26	200	192,064
1.30%, 01/29/31	645	602,843
2.25%, 06/02/26	6,930	7,021,684
6.50%, 01/15/26	188	218,065
7.25%, 09/01/36	300	468,078
Series 10, 1.75%, 09/27/24	100	100,206
Province of Manitoba Canada
2.13%, 06/22/26	1,625	1,631,468
3.05%, 05/14/24	1,935	1,991,541
Province of New Brunswick Canada, 3.63%, 02/24/28	1,846	2,006,011
Province of Ontario Canada
0.63%, 01/21/26	3,422	3,251,208
1.05%, 04/14/26	105	101,052
1.05%, 05/21/27(b)	525	499,947
1.13%, 10/07/30	10,600	9,721,896
1.60%, 02/25/31	7,010	6,660,832
2.00%, 10/02/29	5,265	5,211,455
2.30%, 06/15/26	8,335	8,428,602
2.50%, 04/27/26	12,684	12,931,719
3.05%, 01/29/24	3,343	3,436,470
3.20%, 05/16/24	7,745	8,005,155
3.40%, 10/17/23	6,550	6,752,067
Province of Quebec Canada
0.60%, 07/23/25	636	609,879
1.35%, 05/28/30	5,485	5,154,309
1.90%, 04/21/31	350	341,957
2.50%, 04/20/26	9,408	9,605,568
2.75%, 04/12/27	9,847	10,219,020
Series NJ, 7.50%, 07/15/23	580	627,154
Series NN, 7.13%, 02/09/24	2,172	2,395,064
Series PD, 7.50%, 09/15/29	5,272	7,164,964
Series QO, 2.88%, 10/16/24	9,388	9,669,734
Series QW, 2.50%, 04/09/24	195	198,531
Series QX, 1.50%, 02/11/25	6,607	6,557,448

		190,648,176

Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	12,779	12,036,412
2.55%, 01/27/32 (Call 10/27/31)	10,473	9,878,134
2.55%, 07/27/33 (Call 04/27/33)	5,780	5,261,823
3.10%, 05/07/41 (Call 11/07/40)	9,026	7,989,093
3.10%, 01/22/61 (Call 07/22/60)	5,535	4,498,627
3.13%, 03/27/25	1,475	1,518,984
3.13%, 01/21/26	7,145	7,328,412
3.24%, 02/06/28 (Call 11/06/27)	9,685	9,838,217

Security	Par (000)	Value

Chile (continued)
3.25%, 09/21/71 (Call 03/21/71)	$2,415	$1,952,769
3.50%, 01/25/50 (Call 07/25/49)	10,155	9,250,799
3.63%, 10/30/42	1,280	1,222,771
3.86%, 06/21/47	3,253	3,175,936
Republic of Chile
2.75%, 01/31/27 (Call 12/31/26)	200	200,262
4.00%, 01/31/52 (Call 07/31/51)	3,000	2,953,410

		77,105,649

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	207	244,287

Germany — 0.0%
FMS Wertmanagement
2.75%, 03/06/23	1,095	1,112,334
2.75%, 01/30/24	7,765	7,947,943

		9,060,277

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(g)	300	289,878

Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	11,310	11,983,284
5.75%, 11/22/23	5,858	6,192,433
7.63%, 03/29/41	4,265	6,247,799

		24,423,516

Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	200	183,086
2.15%, 07/28/31 (Call 04/28/31)	200	187,126
2.85%, 02/14/30	5,031	5,011,832
3.05%, 03/12/51	200	181,466
3.20%, 09/23/61 (Call 03/23/61)	555	473,126
3.35%, 03/12/71	570	480,448
3.40%, 09/18/29	2,795	2,895,480
3.50%, 01/11/28	1,545	1,601,331
3.50%, 02/14/50	3,786	3,553,767
3.70%, 10/30/49	4,516	4,322,264
3.85%, 10/15/30(b)	9,885	10,572,008
4.10%, 04/24/28	3,815	4,094,372
4.20%, 10/15/50	7,160	7,441,603
4.35%, 01/11/48	7,060	7,295,239
4.45%, 02/11/24	1,496	1,568,930
4.45%, 04/15/70	5,365	5,580,458
4.75%, 02/11/29	8,953	9,987,698
5.35%, 02/11/49	4,250	5,021,035

		70,451,269

Israel — 0.1%
Israel Government AID Bond, 5.50%, 12/04/23	25,000	26,728,000
Israel Government International Bond
2.75%, 07/03/30	9,060	9,240,113
2.88%, 03/16/26	2,970	3,052,091
3.15%, 06/30/23	1,125	1,147,916
3.25%, 01/17/28	3,440	3,613,307
3.88%, 07/03/50	7,460	7,972,353
4.13%, 01/17/48	2,520	2,806,826
4.50%, 01/30/43	6,815	8,039,928
4.50%, April 03, 2120	3,215	3,602,440

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
State of Israel
2.50%, 01/15/30	$2,845	$2,846,991
3.38%, 01/15/50	7,425	7,276,426

		76,326,391

Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,020	993,878
1.25%, 02/17/26	1,720	1,631,833
2.38%, 10/17/24	7,209	7,241,008
2.88%, 10/17/29	7,520	7,415,698
3.88%, 05/06/51	3,555	3,463,103
4.00%, 10/17/49	8,985	9,107,196
5.38%, 06/15/33	7,542	8,900,767
6.88%, 09/27/23	11,850	12,772,996

		51,526,479

Japan — 0.1%
Japan Bank for International Cooperation
0.50%, 04/15/24	100	97,598
0.63%, 05/22/23	5,325	5,279,578
0.63%, 07/15/25	300	287,508
1.25%, 01/21/31	10,055	9,382,823
1.75%, 10/17/24	5,320	5,320,904
1.88%, 07/21/26	5,970	5,960,448
1.88%, 04/15/31	9,795	9,627,897
2.00%, 10/17/29	5,100	5,064,810
2.13%, 02/10/25	680	686,018
2.25%, 11/04/26	7,173	7,271,414
2.38%, 04/20/26	5,555	5,627,326
2.50%, 05/23/24	4,275	4,351,223
2.50%, 05/28/25	2,370	2,415,765
2.75%, 01/21/26	6,900	7,096,650
2.75%, 11/16/27	7,579	7,848,206
2.88%, 06/01/27	6,617	6,887,834
2.88%, 07/21/27	4,600	4,791,912
3.00%, 05/29/24	5,215	5,368,217
3.25%, 07/20/23	2,075	2,126,481
3.25%, 07/20/28	1,360	1,460,667
3.38%, 07/31/23	900	924,246
3.38%, 10/31/23	640	659,315
3.50%, 10/31/28	1,140	1,243,729
Japan International Cooperation Agency
2.75%, 04/27/27	1,655	1,713,256
3.38%, 06/12/28	300	322,200

		101,816,025

Mexico — 0.3%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,690	2,470,711
3.25%, 04/16/30 (Call 01/16/30)(b)	17,765	17,231,517
3.50%, 02/12/34 (Call 11/12/33)	1,400	1,315,594
3.60%, 01/30/25	8,665	9,002,155
3.75%, 01/11/28	10,580	10,909,884
3.77%, 05/24/61 (Call 11/24/60)	7,660	6,199,008
3.90%, 04/27/25 (Call 03/27/25)	725	760,061
4.13%, 01/21/26	8,671	9,203,139
4.15%, 03/28/27	8,055	8,565,445
4.28%, 08/14/41 (Call 02/14/41)	2,503	2,351,869
4.35%, 01/15/47	4,600	4,279,564
4.40%, 02/12/52 (Call 08/12/51)	375	344,820
4.50%, 04/22/29	10,475	11,109,366

Security	Par (000)	Value

Mexico (continued)
4.50%, 01/31/50 (Call 07/31/49)	$11,710	$11,050,025
4.60%, 01/23/46	9,914	9,539,647
4.60%, 02/10/48	10,457	9,978,592
4.75%, 04/27/32 (Call 01/27/32)	7,267	7,768,496
4.75%, 03/08/44	16,473	16,322,931
5.00%, 04/27/51 (Call 10/27/50)	6,930	7,018,704
5.55%, 01/21/45	10,580	11,569,971
5.75%, October 12, 2110	10,254	10,445,340
6.05%, 01/11/40	9,818	11,200,473
6.75%, 09/27/34	10,167	12,542,418
7.50%, 04/08/33	3,674	4,846,263
8.30%, 08/15/31	4,483	6,199,227
11.50%, 05/15/26	500	681,175

		202,906,395

Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	10,900	9,618,378
3.16%, 01/23/30 (Call 10/23/29)	8,920	8,755,604
3.30%, 01/19/33 (Call 10/19/32)	500	480,690
3.75%, 03/16/25 (Call 12/16/24)	8,848	9,094,151
3.87%, 07/23/60 (Call 01/23/60)	9,360	8,032,752
3.88%, 03/17/28 (Call 12/17/27)	6,094	6,286,205
4.00%, 09/22/24 (Call 06/22/24)	7,295	7,533,473
4.30%, 04/29/53	6,777	6,360,689
4.50%, 05/15/47	3,998	3,930,754
4.50%, 04/16/50 (Call 10/16/49)	8,615	8,392,907
4.50%, 04/01/56 (Call 10/01/55)	9,380	9,005,644
6.70%, 01/26/36	5,541	6,829,393
7.13%, 01/29/26	4,012	4,644,412
8.88%, 09/30/27	4,961	6,432,681
9.38%, 04/01/29	2,735	3,731,306

		99,129,039

Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	6,370	5,468,199
2.39%, 01/23/26 (Call 12/23/25)	7,078	6,928,513
2.78%, 01/23/31 (Call 10/23/30)	13,519	12,819,527
2.78%, 12/01/60 (Call 06/01/60)	5,938	4,540,848
2.84%, 06/20/30	4,957	4,764,222
3.00%, 01/15/34 (Call 10/15/33)	6,510	6,023,768
3.23%, July 28, 2121 (Call 01/28/21)	3,738	2,782,791
3.30%, 03/11/41 (Call 09/11/40)	2,271	2,039,926
3.55%, 03/10/51 (Call 09/10/50)	5,238	4,772,185
3.60%, 01/15/72 (Call 07/15/71)	3,195	2,683,832
4.13%, 08/25/27	8,043	8,464,212
5.63%, 11/18/50	7,195	9,028,861
6.55%, 03/14/37	4,396	5,580,063
7.35%, 07/21/25	9,719	11,156,732
8.75%, 11/21/33	6,480	9,467,085

		96,520,764

Philippines — 0.1%
Philippine Government International Bond
1.65%, 06/10/31	963	857,041
1.95%, 01/06/32	835	759,341
2.46%, 05/05/30	5,119	4,906,715
2.65%, 12/10/45	2,945	2,423,882
2.95%, 05/05/45	5,172	4,455,730
3.00%, 02/01/28	8,831	8,956,047
3.20%, 07/06/46	5,100	4,562,613

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
3.70%, 03/01/41	$8,881	$8,559,064
3.70%, 02/02/42	7,694	7,422,248
3.75%, 01/14/29	7,506	7,879,874
3.95%, 01/20/40	8,910	8,873,736
4.20%, 01/21/24	4,758	4,905,117
5.00%, 01/13/37	5,217	5,931,103
5.50%, 03/30/26	3,420	3,806,905
6.38%, 01/15/32	4,382	5,513,651
6.38%, 10/23/34	10,081	12,948,137
7.50%, 09/25/24(b)	985	1,058,964
7.75%, 01/14/31	5,753	7,743,020
9.50%, 10/21/24(b)	900	1,061,289
9.50%, 02/02/30	2,225	3,209,340
10.63%, 03/16/25	5,226	6,523,093

		112,356,910

Poland — 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	10,162	10,265,653
3.25%, 04/06/26	3,035	3,137,431
4.00%, 01/22/24	7,804	8,059,581

		21,462,665

South Korea — 0.1%
Export-Import Bank of Korea
0.38%, 02/09/24	2,000	1,949,500
0.63%, 06/29/24	2,200	2,143,372
0.75%, 09/21/25	215	205,293
1.13%, 12/29/26	1,130	1,079,557
1.25%, 01/18/25	435	426,026
1.25%, 09/21/30	1,700	1,561,977
1.38%, 02/09/31	1,445	1,332,810
1.63%, 01/18/27	1,625	1,582,539
1.88%, 02/12/25	7,385	7,354,943
2.13%, 01/18/32	815	786,768
2.38%, 04/21/27	1,570	1,580,880
2.50%, 06/29/41	1,765	1,698,477
2.63%, 05/26/26	3,594	3,672,852
2.88%, 01/21/25	3,775	3,866,317
3.25%, 11/10/25	5,925	6,159,986
3.25%, 08/12/26	3,885	4,079,211
3.63%, 11/27/23	199	205,895
4.00%, 01/14/24	1,555	1,621,165
Korea Development Bank (The)
0.75%, 01/25/25	1,665	1,609,089
0.80%, 04/27/26	1,700	1,618,638
1.38%, 04/25/27(b)	1,600	1,536,016
2.00%, 02/24/25	25	25,012
2.00%, 10/25/31	2,435	2,328,055
2.25%, 02/24/27	25	25,027
Korea International Bond
1.00%, 09/16/30	1,325	1,212,600
1.75%, 10/15/31	2,655	2,573,146
2.00%, 06/19/24	1,135	1,140,959
2.50%, 06/19/29	3,100	3,188,319
2.75%, 01/19/27	2,860	2,948,832
3.50%, 09/20/28	1,745	1,890,900
3.88%, 09/11/23	3,421	3,538,682
3.88%, 09/20/48	2,500	3,073,250
4.13%, 06/10/44	4,186	5,199,138

Security	Par (000)	Value

South Korea (continued)
5.63%, 11/03/25	$25	$28,113

		73,243,344

Supranational — 1.0%
African Development Bank
0.75%, 04/03/23	6,000	5,970,120
0.88%, 03/23/26	7,070	6,797,946
0.88%, 07/22/26	5,723	5,503,695
3.00%, 09/20/23	1,050	1,075,694
Asian Development Bank
0.25%, 07/14/23	10,975	10,819,265
0.25%, 10/06/23	2,175	2,136,503
0.38%, 06/11/24	1,030	1,002,437
0.38%, 09/03/25	1,805	1,718,829
0.50%, 02/04/26	4,160	3,951,085
0.63%, 04/29/25	13,705	13,242,867
0.75%, 10/08/30	749	681,395
1.00%, 04/14/26	2,520	2,435,227
1.50%, 10/18/24	14,619	14,578,798
1.50%, 03/04/31	1,059	1,021,924
1.75%, 08/14/26	2,200	2,196,722
1.75%, 09/19/29	8,155	8,053,715
1.88%, 01/24/30	9,176	9,139,296
2.00%, 01/22/25	6,152	6,210,998
2.00%, 04/24/26	5,685	5,717,916
2.13%, 03/19/25	570	577,313
2.38%, 08/10/27	315	323,140
2.50%, 11/02/27	5,977	6,169,041
2.63%, 01/30/24	11,026	11,266,257
2.63%, 01/12/27	5,909	6,128,224
2.75%, 03/17/23	5,441	5,530,940
2.75%, 01/19/28	6,815	7,133,192
3.13%, 09/26/28	809	871,447
5.82%, 06/16/28	10,405	12,754,761
6.22%, 08/15/27(b)	855	1,030,694
6.38%, 10/01/28	615	775,509
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	9,910	9,732,710
0.50%, 10/30/24	7,195	6,984,258
0.50%, 05/28/25	10,160	9,750,349
0.50%, 01/27/26	630	597,479
2.25%, 05/16/24	9,416	9,556,016
Corp. Andina de Fomento, 3.75%, 11/23/23	210	216,689
Council of Europe Development Bank
0.25%, 10/20/23	492	482,731
2.50%, 02/27/24	100	101,941
European Bank for Reconstruction & Development
0.25%, 07/10/23	3,773	3,719,574
0.50%, 05/19/25	1,670	1,604,269
0.50%, 11/25/25	1,060	1,009,502
0.50%, 01/28/26	130	123,455
1.50%, 02/13/25	4,430	4,404,483
1.63%, 09/27/24	1,475	1,475,900
2.75%, 03/07/23	2,570	2,610,991
European Investment Bank
0.25%, 09/15/23	8,323	8,182,757
0.38%, 12/15/25	3,035	2,876,512
0.38%, 03/26/26	1,675	1,581,317
0.63%, 07/25/25	13,562	13,058,985
0.63%, 10/21/27	1,900	1,773,422
0.75%, 10/26/26	6,242	5,953,620

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.75%, 09/23/30	$675	$614,628
0.88%, 05/17/30	17,955	16,530,091
1.25%, 02/14/31	12,475	11,796,485
1.38%, 05/15/23	12,100	12,120,449
1.63%, 03/14/25	19,988	19,947,025
1.63%, 10/09/29	5,290	5,184,993
1.63%, 05/13/31	100	97,714
1.88%, 02/10/25	7,738	7,780,172
2.13%, 04/13/26	6,515	6,596,437
2.25%, 06/24/24	285	289,457
2.38%, 05/24/27	6,956	7,144,508
2.50%, 03/15/23	23,535	23,866,843
2.50%, 10/15/24(b)	7,300	7,467,462
2.63%, 03/15/24	7,017	7,175,374
2.88%, 08/15/23	3,680	3,762,064
3.13%, 12/14/23	12,820	13,201,395
3.25%, 01/29/24	16,910	17,473,610
4.88%, 02/15/36	7,071	9,414,895
Inter-American Development Bank
0.25%, 11/15/23	3,510	3,441,836
0.50%, 05/24/23	7,485	7,418,383
0.63%, 07/15/25	645	621,012
0.63%, 09/16/27	1,090	1,018,191
0.88%, 04/03/25	7,825	7,629,531
0.88%, 04/20/26	3,625	3,486,017
1.13%, 07/20/28	10,145	9,672,344
1.13%, 01/13/31	1,810	1,692,929
1.75%, 03/14/25	18,554	18,585,913
2.00%, 06/02/26(b)	8,488	8,538,504
2.00%, 07/23/26	5,303	5,349,932
2.13%, 01/15/25	10,811	10,954,354
2.25%, 06/18/29	9,434	9,642,586
2.38%, 07/07/27	4,594	4,715,236
2.63%, 01/16/24	8,434	8,614,656
3.00%, 10/04/23	5,816	5,962,098
3.00%, 02/21/24	17,515	18,025,212
3.13%, 09/18/28	10,765	11,573,236
3.20%, 08/07/42	4,945	5,483,807
3.88%, 10/28/41	6,100	7,428,458
4.38%, 01/24/44	3,235	4,253,734
7.00%, 06/15/25	90	104,726
International Bank for Reconstruction & Development
0.13%, 04/20/23	600	592,620
0.25%, 11/24/23	1,055	1,033,932
0.38%, 07/28/25	13,600	12,978,888
0.50%, 10/28/25	20,725	19,783,049
0.63%, 04/22/25	26,095	25,226,819
0.75%, 03/11/25	13,177	12,816,873
0.75%, 11/24/27	3,570	3,351,730
0.75%, 08/26/30	3,665	3,334,087
0.88%, 07/15/26	8,575	8,248,893
0.88%, 05/14/30	15,410	14,180,436
1.13%, 09/13/28	17,000	16,184,000
1.25%, 02/10/31	12,790	12,093,712
1.38%, 04/20/28	17,820	17,271,679
1.50%, 08/28/24	2,285	2,281,047
1.63%, 01/15/25	9,309	9,303,601
1.63%, 11/03/31	16,750	16,202,777
1.75%, 04/19/23(b)	6,225	6,261,914
1.75%, 10/23/29	13,656	13,486,392

Security	Par (000)	Value

Supranational (continued)
1.88%, 06/19/23	$1,349	$1,359,279
1.88%, 10/27/26	7,005	7,034,421
2.13%, 03/03/25	5,844	5,919,271
2.50%, 03/19/24	14,049	14,333,914
2.50%, 11/25/24	16,734	17,127,082
2.50%, 07/29/25	17,605	18,035,266
2.50%, 11/22/27	7,975	8,240,328
3.00%, 09/27/23	13,580	13,922,488
3.13%, 11/20/25	4,437	4,648,601
4.75%, 02/15/35	672	863,339
International Finance Corp.
0.38%, 07/16/25	2,292	2,189,158
0.50%, 03/20/23	50	49,643
0.75%, 10/08/26	150	143,259
0.75%, 08/27/30(b)	8,115	7,393,739
1.38%, 10/16/24	1,665	1,655,643
2.13%, 04/07/26	4,993	5,047,673
2.88%, 07/31/23	825	842,845
Nordic Investment Bank
0.38%, 05/19/23	3,750	3,709,537
0.38%, 09/11/25	25	23,779
2.25%, 05/21/24	2,150	2,181,627

		874,641,548

Sweden — 0.0%
Svensk Exportkredit AB
0.25%, 09/29/23	750	736,177
0.38%, 07/30/24	350	339,738
0.50%, 11/10/23	100	98,380
0.63%, 05/14/25	7,505	7,230,392
0.75%, 04/06/23	5,502	5,471,519
1.75%, 12/12/23	5,025	5,045,150
2.88%, 03/14/23	5,038	5,124,402

		24,045,758

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	1,982	2,163,423
4.38%, 10/27/27	11,690	12,639,462
4.38%, 01/23/31 (Call 10/23/30)	10,561	11,618,779
4.50%, 08/14/24	4,910	5,094,470
4.98%, 04/20/55	8,791	10,415,313
5.10%, 06/18/50	10,712	12,797,412
7.63%, 03/21/36	4,466	6,369,134

		61,097,993

Total Foreign Government Obligations — 2.5% (Cost: $2,220,645,212)		2,167,296,363

Municipal Debt Obligations

Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority, 2.65%, 09/01/37 (Call 09/01/31)	1,150	1,113,070

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	2,369,981

California — 0.3%
Bay Area Toll Authority RB
2.57%, 04/01/31	2,930	2,941,248
3.13%, 04/01/55 (Call 04/01/31)(b)	470	449,381

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	$4,735	$7,157,383
Series S-1, 7.04%, 04/01/50(b)	4,100	6,770,674
Series S-3, 6.91%, 10/01/50	1,300	2,178,991
California State University RB
Class B, 2.72%, 11/01/52	910	845,557
2.94%, 11/01/52 (Call 11/01/31)	1,000	930,939
Class B, 2.98%, 11/01/51 (Call 05/01/51)	3,315	3,189,129
Series E, 2.90%, 11/01/51 (Call 11/01/30)	1,895	1,751,164
City of San Francisco CA Public Utilities Commission Water Revenue RB
3.30%, 11/01/39 (Call 11/01/29)	1,670	1,707,446
Series E, 2.83%, 11/01/41 (Call 11/01/30)	980	946,172
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,231,275
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,103,772
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 (Call 01/15/30)	1,025	1,050,967
Series A, 4.09%, 01/15/49 (Call 01/15/30)	2,040	2,106,702
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/34 (Call 06/01/31)	1,270	1,238,250
Class B, 3.00%, 06/01/46	860	901,050
3.12%, 06/01/38 (Call 06/01/31) (SAP)	1,000	997,336
Class B, 3.29%, 06/01/42 (Call 06/01/31)	2,790	2,749,612
3.49%, 06/01/36 (Call 12/01/31)	230	219,975
3.71%, 06/01/41 (Call 12/01/31)	830	781,505
3.85%, 06/01/50 (Call 12/01/31)	1,320	1,297,783
4.21%, 06/01/50 (Call 12/01/31)	1,535	1,441,643
Los Angeles Community College District/CA GO
1.81%, 08/01/30	5,000	4,781,455
2.11%, 08/01/32 (Call 08/01/30)	3,000	2,897,931
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,785,277
Los Angeles County Metropolitan Transportation
Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,038,415
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,797,158
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,848,606
Series A, 6.60%, 07/01/50	385	613,891
Series D, 6.57%, 07/01/45	2,470	3,909,326
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	4,760	5,998,871
5.76%, 07/01/29	2,170	2,538,299
Series RY, 6.76%, 07/01/34	3,025	4,062,599
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	2,600	2,602,371
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(b)	1,835	1,848,025
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	3,759,297
Series F, 6.58%, 05/15/49(b)	2,015	2,941,239
San Diego County Regional Transportation Commission RB, 3.25%, 04/01/48 (Call 04/01/30)	1,025	1,028,520
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,727,539

Security	Par (000)	Value

California (continued)
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	$2,350	$3,387,309
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	1,600	1,522,147
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	2,620	3,076,422
State of California
2.50%, 10/01/29	6,000	5,996,202
3.38%, 04/01/25	3,000	3,142,086
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,865	1,869,497
State of California GO
3.50%, 04/01/28	860	916,706
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,046,175
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,820,161
Series A, 3.05%, 04/01/29	1,110	1,151,613
State of California GO BAB
7.30%, 10/01/39	5,220	7,712,080
7.35%, 11/01/39	2,130	3,174,326
7.50%, 04/01/34	8,030	11,692,122
7.55%, 04/01/39	12,470	19,400,739
7.60%, 11/01/40	6,825	10,908,978
7.63%, 03/01/40	3,350	5,218,178
University of California
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,016,008
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	950	919,276
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	775	743,007
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	2,990	2,801,648
University of California RB
Series AD, 4.86%, 05/15/12	3,285	4,408,444
Series AJ, 4.60%, 05/15/31	1,750	1,957,763
Series AQ, 4.77%, 05/15/15	835	1,088,220
Series BD, 3.35%, 07/01/29	4,670	4,953,007
Series BG, 3.07%, 05/15/51 (Call 05/15/31)(b)	3,110	2,918,744
University of California RB BAB, 5.95%, 05/15/45	2,255	3,059,424

		208,067,055

Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	1,044,928

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	3,040	3,792,996
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,693,879

		5,486,875

District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	855,714
District of Columbia Water & Sewer Authority RB 3.21%, 10/01/48 (Call 10/01/29)	1,000	1,010,492
Series A, 4.81%, 10/01/14	1,690	2,300,631
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,099,024

		6,265,861

Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	250	248,144

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	$985	$1,050,321
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,300	1,206,637
County of Miami-Dade FL Water & Sewer System Revenue RB, 3.49%, 10/01/42 (Call 10/01/29)	1,265	1,315,462
State Board of Administration Finance Corp.
1.26%, 07/01/25	4,385	4,266,723
2.15%, 07/01/30	4,902	4,743,665
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27	3,000	2,925,837

		15,756,789

Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	1,330	1,265,917
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,880	5,537,214
Project M, Series 2010-A, 6.66%, 04/01/57	3,395	4,957,240
Project P, Series 2010-A, 7.06%, 04/01/57	321	448,966

		12,209,337

Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	557,403

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49(b)	1,050	1,331,776
Series C, 4.57%, 01/01/54	2,450	3,204,632
Chicago O’Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	725,590
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	2,400	3,218,393
Series B, 6.90%, 12/01/40	3,850	5,158,684
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	2,390,604
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	5,125	4,933,115
State of Illinois, 4.95%, 06/01/23	26	25,998
State of Illinois GO, 5.10%, 06/01/33	27,923	30,776,647
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,900	4,734,877

		56,500,316

Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51	645	622,337

Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	558,139
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	584,323

		1,142,462

Louisiana — 0.0%
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	1,161,525

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 07/01/40 (Call 01/01/40)	2,500	2,421,020

Security	Par (000)	Value

Maryland (continued)
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	$1,500	$2,018,974

		4,439,994

Massachusetts — 0.0%
Commonwealth of Massachusetts, 4.91%, 05/01/29	1,950	2,257,876
Commonwealth of Massachusetts GOL
2.51%, 07/01/41 (Call 07/01/30)	540	499,985
2.90%, 09/01/49	2,675	2,539,939
Series D, 2.66%, 09/01/39	1,977	1,930,579
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	3,700	4,826,905
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,884,377
Massachusetts School Building Authority RB
3.40%, 10/15/40 (Call 10/15/29)	1,755	1,772,208
Series B, 1.75%, 08/15/30	2,050	1,954,757
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,411,156
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	925	903,455

		19,981,237

Michigan — 0.0%
Great Lakes Water Authority Sewage Disposal System Revenue RB, 3.06%, 07/01/39	1,685	1,677,413
Great Lakes Water Authority Water Supply System Revenue RB, 3.47%, 07/01/41 (Call 07/01/30)	575	585,592
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	2,167,360
3.38%, 12/01/40	845	891,357
Michigan State Building Authority RB, 2.71%, 10/15/40 (Call 10/15/30)	1,250	1,172,896
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	460	452,725
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	2,862	2,719,155

		9,666,498

Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,199,855

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	5,156,348

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, Series A, Class A, 3.04%, 10/01/49	1,000	997,400

Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,272,560

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,560	6,784,462
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	6,979	10,732,495
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,260,643
4.13%, 06/15/42	345	357,727

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	$2,650	$3,637,605
Series C, 5.75%, 12/15/28	2,475	2,785,028
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	4,230	6,346,709
Rutgers The State University of New Jersey RB 3.27%, 05/01/43	1,000	1,031,124
Series P, 3.92%, 05/01/19 (Call 11/01/18)	1,475	1,531,476
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	1,165,872

		35,633,141

New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	3,000	3,844,521
Series F1, 6.27%, 12/01/37	1,255	1,703,356
Metropolitan Transportation Authority RB, Series C2, 5.18%, 11/15/49(b)	3,880	4,819,022
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	3,265	5,011,050
Series 2010-A, 6.67%, 11/15/39	50	67,494
Series A, 5.87%, 11/15/39	100	125,137
Series B, 6.65%, 11/15/39	220	297,653
Series E, 6.81%, 11/15/40	1,230	1,713,866
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,821,080
5.57%, 11/01/38	2,100	2,636,735
Series C-2, 5.77%, 08/01/36	2,000	2,413,818
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	1,385	1,882,804
5.72%, 06/15/42(b)	3,145	4,378,956
5.88%, 06/15/44	3,200	4,587,872
6.01%, 06/15/42	1,860	2,638,177
New York State Dormitory Authority RB
3.19%, 02/15/43	450	457,413
Series B, 3.14%, 07/01/43	275	278,175
Series F, 3.11%, 02/15/39	2,350	2,371,329
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,075	2,672,770
Series F, 5.63%, 03/15/39	2,165	2,699,456
New York State Thruway Authority RB
Class M, 2.90%, 01/01/35	2,000	2,004,726
Series M, 3.50%, 01/01/42 (Call 01/01/30)	1,005	1,019,383
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	425	425,212
Series B, 3.90%, 03/15/33 (Call 09/15/28)	290	310,915
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,494,150
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	1,145	1,094,990
3.29%, 08/01/69	1,300	1,265,622
4.03%, 09/01/48	1,440	1,581,916
Series 164, 5.65%, 11/01/40(b)	2,255	2,927,254
Series 165, 5.65%, 11/01/40	1,795	2,330,120
Series 168, 4.93%, 10/01/51	2,500	3,204,597
Series 174, 4.46%, 10/01/62	6,585	7,887,098
Series 181, 4.96%, 08/01/46	2,000	2,523,608
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,064,403
Series 192, 4.81%, 10/15/65	4,235	5,420,542

Security	Par (000)	Value

New York (continued)
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	$675	$621,385
Series AAA, 1.09%, 07/01/23	2,255	2,246,929

		84,843,534

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	750	747,469

Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,811,740
Series B, 8.08%, 02/15/50	4,075	7,018,385
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,903,658
Series B, 4.53%, 01/01/35	2,400	2,771,383
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	3,750	4,298,408
Series A, 4.05%, 12/01/56	500	608,893
Series A, 4.80%, 06/01/11	350	475,311
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,277,575
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	1,775	1,736,012
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34 ..	1,115	1,280,226

		24,181,591

Oregon — 0.0%
Oregon School Boards Association
Series B, 5.55%, 06/30/28 (NPFGC)	50	57,062
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,158,938
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	1,100	1,106,761
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	2,085	2,734,263
State of Oregon GO, 5.89%, 06/01/27	8,020	9,080,549

		14,137,573

Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	1,030	1,000,197
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42	1,130	1,097,135
Series A, 4.14%, 06/01/38	50	55,892
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,250	1,208,336
2.84%, 09/01/50	975	895,884
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,326,740
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	2,000	1,975,048

		7,559,232

South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,471,725

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,068,663

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	$530	$640,435
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
2.91%, 02/01/48 (Call 02/01/31)	480	455,557
5.81%, 02/01/41	1,875	2,529,862
Series C, 5.99%, 02/01/39	1,000	1,343,534
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	870	792,585
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	4,228,640
Series B, 6.00%, 12/01/44	400	563,769
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	941,005
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,680,538
Dallas Fort Worth International Airport RB 2.84%, 11/01/46 (Call 11/01/31)	220	209,508
Class A, 2.99%, 11/01/38	1,200	1,238,830
Series A, Class A, 3.14%, 11/01/45	1,405	1,405,111
Series C, Class C, 2.92%, 11/01/50(b)	2,670	2,601,715
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	340	342,762
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 03/31/22) (PSF)	400	431,292
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	4,805	4,573,269
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	6,396,671
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	2,104,792
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,744,325
State of Texas GO BAB
5.52%, 04/01/39	2,300	3,044,917
Series A, 4.63%, 04/01/33	1,255	1,459,138
Series A, 4.68%, 04/01/40	2,250	2,761,636
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	3,396,900
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)	2,395	2,136,802
Texas Transportation Commission State Highway Fund, First Class, 5.18%, 04/01/30	5,115	5,939,390
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	2,725	3,119,425
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)(b)	765	680,135
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	2,400	2,969,890

		59,732,433

Utah — 0.0%
State of Utah, Series B, 3.54%, 07/01/25	1,630	1,674,615

Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)(b)	2,790	2,343,112
2.58%, 11/01/51 (Call 05/01/51)	1,000	899,729
Series A, 3.23%, 09/01/19 (Call 03/01/19)	790	737,714
Series C, 4.18%, 09/01/17 (Call 03/01/17)	840	1,027,230

		5,007,785

Security	Par (000)	Value

Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	$1,200	$1,579,054
State of Washington GO BAB, Series F, 5.14%, 08/01/40(b)	2,165	2,782,092

		4,361,146

Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	240	263,429
Series C, 3.15%, 05/01/27	2,580	2,723,796

		2,987,225

Total Municipal Debt Obligations — 0.7% (Cost: $565,577,555)		598,417,963

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.5%
Federal Home Loan Mortgage Corp.
1.50%, 07/01/36	3,855	3,753,965
1.50%, 02/01/37	32,914	32,053,250
1.50%, 03/01/37	51,343	49,952,911
1.50%, 05/01/51	50,031	46,461,746
1.50%, 11/01/51	470	436,257
2.00%, 11/01/35	19,091	19,001,233
2.00%, 04/01/36	695	690,259
2.00%, 08/01/36	15,093	15,001,292
2.00%, 09/01/36	25,794	25,628,482
2.00%, 10/01/36	7,529	7,483,307
2.00%, 11/01/36	23,593	23,441,515
2.00%, 12/01/36	20,022	19,899,795
2.00%, 01/01/37	61,847	61,490,463
2.00%, 08/01/41, (12 mo. LIBOR US + 1.763%)(a)	210	218,556
2.00%, 12/01/50	13,484	12,993,705
2.00%, 01/01/51	21,490	20,640,768
2.00%, 03/01/51	135,548	130,324,526
2.00%, 05/01/51	11,275	10,837,201
2.00%, 08/01/51	22,926	22,033,269
2.00%, 10/01/51	145,201	139,579,308
2.00%, 11/01/51	58,857	56,555,076
2.00%, 12/01/51	76,198	73,154,802
2.00%, 01/01/52	64,576	61,990,108
2.00%, 03/01/52	9,471	9,087,090
2.03%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	15	15,810
2.11%, 12/01/38, (12 mo. LIBOR US + 1.762%)(a)	578	602,073
2.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	225	232,997
2.15%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	245	252,875
2.15%, 11/01/41, (12 mo. LIBOR US + 1.891%)(a)	577	604,100
2.15%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	77	79,854
2.16%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	444	462,692
2.50%, 10/01/27	136	137,861
2.50%, 02/01/28	1,809	1,835,984
2.50%, 01/01/30	13,159	13,379,031
2.50%, 03/01/31	121	123,196
2.50%, 08/01/31	4,208	4,279,226
2.50%, 10/01/31	8,666	8,813,931
2.50%, 11/01/31	51	51,555
2.50%, 12/01/31	12,826	13,044,673
2.50%, 02/01/32	15,763	16,031,097
2.50%, 08/01/32	185	188,612

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/01/33	$14,347	$14,595,255
2.50%, 02/01/33	44	44,723
2.50%, 04/01/33	1,629	1,654,403
2.50%, 07/01/35	16,493	16,780,845
2.50%, 03/01/36	1,113	1,129,945
2.50%, 07/01/36	26,847	27,185,544
2.50%, 07/01/50	45,256	44,821,134
2.50%, 10/01/50	12,770	12,644,059
2.50%, 11/01/50	8,541	8,455,780
2.50%, 04/01/51	17,186	17,009,946
2.50%, 07/01/51	1,804	1,783,606
2.50%, 01/01/52	22,457	22,176,325
2.96%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	424	442,407
3.00%, 11/01/26	325	334,210
3.00%, 01/01/27	154	158,124
3.00%, 02/01/27	378	388,056
3.00%, 04/01/27	252	258,623
3.00%, 05/01/27	2,067	2,123,110
3.00%, 06/01/27	2,091	2,149,254
3.00%, 07/01/27	65	67,087
3.00%, 08/01/27	269	275,738
3.00%, 09/01/27	1,167	1,199,770
3.00%, 11/01/27	452	463,612
3.00%, 12/01/27	218	224,272
3.00%, 01/01/28	59	60,214
3.00%, 11/01/28	223	228,790
3.00%, 01/01/29	227	232,360
3.00%, 03/01/29	688	707,730
3.00%, 05/01/29	33,470	34,402,253
3.00%, 05/01/30	4,956	5,099,395
3.00%, 06/01/30	3,115	3,216,342
3.00%, 07/01/30	5,900	6,070,767
3.00%, 12/01/30	13,698	14,095,419
3.00%, 02/01/31	4,305	4,434,884
3.00%, 05/01/31	8,929	9,197,276
3.00%, 06/01/31	6,474	6,669,021
3.00%, 08/01/31	55	56,181
3.00%, 12/01/31	33	34,431
3.00%, 02/01/32	122	125,952
3.00%, 07/01/32	10,043	10,353,867
3.00%, 09/01/32	11	11,788
3.00%, 02/01/33	24	24,843
3.00%, 05/01/33	2,158	2,227,186
3.00%, 06/01/42	541	557,064
3.00%, 10/01/42	218	224,370
3.00%, 01/01/43	577	593,312
3.00%, 02/01/43	15,280	15,720,362
3.00%, 12/01/44	41	42,184
3.00%, 04/01/45	313	320,643
3.00%, 08/01/45	219	224,471
3.00%, 12/01/45	17	17,132
3.00%, 01/01/46	1,235	1,264,923
3.00%, 02/01/46	144	147,791
3.00%, 07/01/46	2,815	2,882,203
3.00%, 08/01/46	50,539	51,737,728
3.00%, 09/01/46	19,970	20,508,630
3.00%, 10/01/46	39,631	40,570,779
3.00%, 11/01/46	29,917	30,626,365
3.00%, 12/01/46	66,930	68,517,599
3.00%, 01/01/47	15,675	16,047,005

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 02/01/47	$33,621	$34,418,541
3.00%, 03/01/47	168	172,106
3.00%, 04/01/47	436	446,471
3.00%, 05/01/47	26,910	27,547,765
3.00%, 06/01/47	25,436	26,039,075
3.00%, 08/01/47	3,478	3,560,884
3.00%, 09/01/47	795	814,206
3.00%, 10/01/47	8,670	8,875,534
3.00%, 11/01/47	14	14,240
3.00%, 01/01/48	20	20,293
3.00%, 03/01/48	70	71,211
3.00%, 11/01/48	1,363	1,385,795
3.00%, 03/01/49	229	232,020
3.00%, 05/01/49	234	238,531
3.00%, 06/01/49	214	216,895
3.00%, 06/01/50	25,291	25,557,511
3.00%, 05/01/51	66,023	67,711,095
3.00%, 11/01/51	22,626	22,878,932
3.00%, 01/01/52	49,739	50,370,500
3.50%, 11/01/25	1,112	1,148,382
3.50%, 03/01/26	1,112	1,150,975
3.50%, 06/01/26	234	242,376
3.50%, 03/01/32	870	912,155
3.50%, 05/01/32	2,635	2,740,908
3.50%, 09/01/32	2,364	2,455,289
3.50%, 06/01/33	195	202,598
3.50%, 07/01/33	8,364	8,691,994
3.50%, 11/01/33	23	23,376
3.50%, 06/01/34	6,956	7,231,911
3.50%, 03/01/38	4,316	4,510,553
3.50%, 06/01/38	1,165	1,215,788
3.50%, 09/01/38	790	824,590
3.50%, 02/01/42	80	83,411
3.50%, 05/01/42	7	7,351
3.50%, 09/01/42	9	9,869
3.50%, 10/01/42	8,765	9,179,145
3.50%, 11/01/42	676	707,943
3.50%, 01/01/43	12	12,909
3.50%, 04/01/43	4,747	4,966,614
3.50%, 06/01/43	966	1,011,057
3.50%, 07/01/43	1,516	1,585,881
3.50%, 08/01/43	5,545	5,801,669
3.50%, 10/01/43	1,429	1,495,612
3.50%, 01/01/44	14,284	14,956,559
3.50%, 02/01/44	7,600	7,953,479
3.50%, 09/01/44	6,167	6,454,776
3.50%, 10/01/44	8,637	9,043,358
3.50%, 11/01/44	89	93,755
3.50%, 12/01/45	10,597	11,130,917
3.50%, 01/01/46	466	486,061
3.50%, 03/01/46	31,418	32,847,369
3.50%, 05/01/46	4,099	4,270,593
3.50%, 06/01/46	122	126,632
3.50%, 07/01/46	5,659	5,896,476
3.50%, 08/01/46	3,942	4,110,857
3.50%, 09/01/46	6,394	6,662,392
3.50%, 10/01/46	1,633	1,700,992
3.50%, 11/01/46	921	959,214
3.50%, 12/01/46	4,655	4,862,303
3.50%, 01/01/47	2,335	2,433,147

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/47	$6,033	$6,285,783
3.50%, 03/01/47	4,037	4,206,451
3.50%, 04/01/47	9,394	9,739,730
3.50%, 05/01/47	1,919	1,993,683
3.50%, 07/01/47	8,193	8,494,733
3.50%, 08/01/47	22,543	23,480,661
3.50%, 09/01/47	28,606	29,874,147
3.50%, 12/01/47	5,385	5,583,839
3.50%, 01/01/48	23,021	24,117,837
3.50%, 02/01/48	26,503	27,461,036
3.50%, 03/01/48	10,016	10,392,112
3.50%, 04/01/48	2,277	2,386,752
3.50%, 05/01/48	11,944	12,391,061
3.50%, 04/01/49	1,565	1,627,012
3.50%, 05/01/49	5,719	5,925,523
3.50%, 06/01/49	3,274	3,398,456
3.50%, 04/01/50	2,790	2,874,129
3.50%, 07/01/51	5,977	6,159,523
4.00%, 05/01/25	124	129,080
4.00%, 10/01/25	679	704,550
4.00%, 02/01/26	433	449,276
4.00%, 05/01/26	752	780,726
4.00%, 12/01/32	1,531	1,589,155
4.00%, 05/01/33	3,073	3,191,481
4.00%, 09/01/41	3,703	3,943,656
4.00%, 02/01/42	2,719	2,895,298
4.00%, 03/01/42	640	681,318
4.00%, 06/01/42	3,890	4,141,922
4.00%, 08/01/42	1,680	1,789,161
4.00%, 07/01/44	4,678	4,982,928
4.00%, 01/01/45	1,268	1,345,095
4.00%, 02/01/45	1,652	1,767,208
4.00%, 06/01/45	2,326	2,460,422
4.00%, 08/01/45	4,626	4,891,930
4.00%, 09/01/45	7,379	7,804,282
4.00%, 01/01/46	2,160	2,284,400
4.00%, 02/01/46	191	201,581
4.00%, 03/01/46	497	523,298
4.00%, 05/01/46	4,436	4,674,342
4.00%, 06/01/46	103	108,351
4.00%, 07/01/46	3,819	4,052,440
4.00%, 08/01/46	160	170,734
4.00%, 10/01/46	3,572	3,777,756
4.00%, 11/01/46	10,821	11,402,046
4.00%, 02/01/47	4,327	4,559,684
4.00%, 08/01/47	346	364,003
4.00%, 10/01/47	942	990,724
4.00%, 11/01/47	1,767	1,857,167
4.00%, 01/01/48	7,466	7,848,440
4.00%, 02/01/48	10,433	10,997,086
4.00%, 04/01/48	197	208,868
4.00%, 05/01/48	2,361	2,472,977
4.00%, 06/01/48	18,454	19,552,687
4.00%, 07/01/48	18,408	19,294,278
4.00%, 08/01/48	2,365	2,478,754
4.00%, 09/01/48	4,667	4,891,101
4.00%, 10/01/48	2,396	2,517,866
4.00%, 12/01/48	11,445	12,062,557
4.00%, 01/01/49	2,262	2,371,451
4.50%, 04/01/22	1	554

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/23	$0	(h)	$461
4.50%, 07/01/24	117		120,019
4.50%, 08/01/24	31		32,124
4.50%, 09/01/24	96		98,322
4.50%, 10/01/24	89		91,303
4.50%, 08/01/30	1,475		1,570,269
4.50%, 03/01/39	1,204		1,302,126
4.50%, 05/01/39	1,418		1,533,709
4.50%, 10/01/39	885		957,152
4.50%, 01/01/40	235		254,501
4.50%, 02/01/41	1,757		1,900,118
4.50%, 04/01/41	55		59,537
4.50%, 05/01/41	4,457		4,820,605
4.50%, 05/01/42	4,555		4,926,901
4.50%, 01/01/45	3,373		3,634,050
4.50%, 11/01/45	176		188,912
4.50%, 12/01/45	167		180,481
4.50%, 01/01/46	5,308		5,718,997
4.50%, 03/01/46	258		277,992
4.50%, 04/01/46	686		733,810
4.50%, 05/01/46	562		599,968
4.50%, 07/01/46	236		252,220
4.50%, 08/01/46	378		403,862
4.50%, 09/01/46	2,875		3,114,221
4.50%, 05/01/47	2,805		2,976,325
4.50%, 06/01/47	1,536		1,630,536
4.50%, 11/01/47	184		197,158
4.50%, 05/01/48	9,976		10,582,817
4.50%, 06/01/48	7,747		8,257,856
4.50%, 07/01/48	5,727		6,107,865
4.50%, 09/01/48	269		285,547
4.50%, 10/01/48	9,488		10,220,176
4.50%, 11/01/48	43		45,810
4.50%, 12/01/48	10,097		10,711,105
4.50%, 01/01/49	2,341		2,483,594
4.50%, 05/01/49	19		19,892
5.00%, 12/01/24	0		34
5.00%, 08/01/25	623		671,692
5.00%, 04/01/33	3,625		3,955,525
5.00%, 06/01/33	432		470,915
5.00%, 12/01/33	888		968,411
5.00%, 07/01/35	1,555		1,703,477
5.00%, 01/01/36	678		742,051
5.00%, 01/01/37	87		95,776
5.00%, 02/01/37	87		95,428
5.00%, 02/01/38	454		497,361
5.00%, 03/01/38	2,970		3,273,725
5.00%, 12/01/38	388		427,155
5.00%, 03/01/40	102		112,947
5.00%, 08/01/40	450		496,053
5.00%, 09/01/40	1,864		2,055,848
5.00%, 08/01/41	639		704,797
5.00%, 09/01/47	694		748,226
5.00%, 03/01/48	431		464,524
5.00%, 04/01/48	6,308		6,805,640
5.00%, 05/01/48	2,516		2,713,919
5.00%, 07/01/48	1,332		1,437,262
5.00%, 10/01/48	825		893,232
5.00%, 11/01/48	1,864		2,037,011
5.00%, 04/01/49	895		965,263

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/01/49	$889	$985,459
5.50%, 02/01/34	1,482	1,637,891
5.50%, 05/01/35	1,171	1,305,016
5.50%, 06/01/35	635	707,257
5.50%, 05/01/36	806	897,441
5.50%, 07/01/36	1,408	1,571,950
5.50%, 03/01/38	1,276	1,433,771
5.50%, 04/01/38	276	309,311
5.50%, 01/01/39	684	763,969
5.50%, 11/01/39	688	769,974
6.00%, 10/01/36	808	910,262
6.00%, 02/01/37	679	772,594
6.00%, 11/01/37	2,207	2,511,205
6.00%, 09/01/38	35	40,076
Federal National Mortgage Association
1.50%, 04/01/36	374	364,657
1.50%, 10/01/36	15,098	14,703,363
1.50%, 02/01/37	138,192	134,578,250
1.50%, 03/01/37	101,179	98,438,577
1.50%, 11/01/50	99,421	92,405,779
1.50%, 01/01/51	27,583	25,636,822
1.50%, 11/01/51	96,617	89,662,772
1.67%, 10/25/31(a)	29,670	28,012,503
1.95%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	294	305,435
2.00%, 06/01/36	40,066	39,808,482
2.00%, 08/01/36	16,282	16,183,160
2.00%, 10/01/36	585	581,977
2.00%, 11/01/36	30,941	30,759,327
2.00%, 12/01/36	82,912	82,407,936
2.00%, 01/01/37	30,336	30,151,590
2.00%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	231	241,491
2.00%, 07/01/50	67,659	65,200,428
2.00%, 11/01/50	2,845	2,741,257
2.00%, 12/01/50	76,385	73,609,950
2.00%, 02/01/51	122,654	117,978,240
2.00%, 03/01/51	109,421	105,204,045
2.00%, 04/01/51	181,885	174,719,368
2.00%, 06/01/51	166,157	159,731,224
2.00%, 07/01/51	212,983	204,742,958
2.00%, 08/01/51	28,611	27,486,225
2.00%, 10/01/51	622,414	597,809,050
2.00%, 11/01/51	237,604	228,174,438
2.00%, 12/01/51	305,994	293,805,210
2.00%, 02/01/52	274,069	262,984,648
2.07%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	581	608,023
2.24%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	106	109,362
2.50%, 06/01/32	1,024	1,040,709
2.50%, 08/01/34	872	885,672
2.50%, 09/01/35	30,388	30,767,498
2.50%, 03/01/36	448	455,127
2.50%, 04/01/36	1,790	1,818,904
2.50%, 05/01/36	24,327	24,693,610
2.50%, 07/01/36	15,379	15,628,761
2.50%, 05/01/43	255	255,611
2.50%, 12/01/47	212	211,915
2.50%, 10/01/50	102,307	101,411,108
2.50%, 11/01/50	8,844	8,755,926
2.50%, 01/01/51	67,426	66,720,136
2.50%, 02/01/51	2,675	2,643,175
2.50%, 07/01/51	153,167	151,384,728

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/01/51	$222,237	$219,770,502
2.50%, 09/01/51	18,258	18,033,681
2.50%, 10/01/51	58,195	57,491,579
2.50%, 11/01/51	81,274	80,346,883
2.50%, 12/01/51	289,878	286,525,637
2.50%, 01/01/52	396,556	391,626,030
2.50%, 02/01/52	3,985	3,934,672
2.50%, 03/01/52	114,000	112,657,292
3.00%, 03/01/30	25,776	26,500,401
3.00%, 04/01/35	29,451	30,267,205
3.00%, 05/01/45	2,968	3,053,917
3.00%, 12/01/46	1,320	1,353,409
3.00%, 02/01/47	11,150	11,468,925
3.00%, 03/01/47	8,379	8,486,120
3.00%, 11/01/48	25,168	25,748,707
3.00%, 11/01/49	12,786	12,960,427
3.00%, 02/01/50	175	177,820
3.00%, 06/01/50	6,666	6,756,929
3.00%, 09/01/50	273	276,184
3.00%, 11/01/50	2,004	2,024,860
3.00%, 12/01/50	708	715,652
3.00%, 07/01/51	4,492	4,540,100
3.00%, 08/01/51	72,762	73,850,142
3.50%, 05/01/35	455	471,043
3.50%, 02/01/48	1,007	1,048,714
3.50%, 11/01/48	46,124	47,824,401
3.50%, 03/01/49	1,191	1,231,226
3.50%, 07/01/50	17,818	18,354,567
3.50%, 05/01/51	1,008	1,061,160
3.50%, 11/01/51	7,170	7,572,205
4.00%, 12/01/41	1,309	1,393,250
4.00%, 02/01/47	12,019	12,791,467
4.00%, 05/01/47	1,470	1,544,472
4.00%, 01/01/48	393	413,244
4.00%, 04/01/48	954	1,001,677
4.00%, 10/01/48	309	323,388
4.00%, 02/01/49	1,127	1,186,647
4.00%, 03/01/49	41,802	43,785,512
4.00%, 06/01/49	14,726	15,469,318
4.00%, 07/01/49	62,731	65,707,018
4.00%, 01/01/57	8,053	8,800,919
4.00%, 02/01/57	9,022	9,859,745
4.50%, 08/01/47	388	411,029
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,464	4,668,163
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,317	1,322,909
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,159,077
Series 2017, Class A2, 2.96%, 09/25/27(a)	1,900	1,989,747
Series 2017-M4, Class A2, 2.57%, 12/25/26(a)	24,408	25,024,234
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,006	17,544,039
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,199	10,682,148
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	3,000	3,226,586
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	12,300	13,511,058
Series 2018-M13, Class A2, 3.71%, 09/25/30(a)	9,765	10,768,137
Series 2018-M2, Class A2, 2.90%, 01/25/28(a)	9,345	9,770,699
Series 2019-M2, Class A2, 3.63%, 11/25/28(a)	5,561	6,056,637
Series 2019-M22, Class A2, 2.52%, 08/25/29	25,000	25,556,156
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	17,050	16,043,882
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	19,413,827

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass Through Certificates
Series K024, Class A2, 2.57%, 09/25/22
(Call 09/25/22)	$861	$865,258
Series K722, Class A2, 2.41%, 03/25/23
(Call 03/25/23)	15,000	15,105,996
Series K725, Class A1, 2.67%, 05/25/23
(Call 07/25/22)	2,933	2,943,241
Freddie Mac Multifamily Structured Pass Through Certificates
2.15%, 10/25/31 (Call 10/25/31)(a)	4,670	4,596,325
Series K026, Class A2, 2.51%, 11/25/22
(Call 11/25/22)	11,900	11,973,716
Series K031, Class A2, 3.30%, 04/25/23
(Call 04/25/23)(a)	5,100	5,191,216
Series K033, Class A2, 3.06%, 07/25/23
(Call 07/25/23)(a)	2,900	2,952,916
Series K034, Class A2, 3.53%, 07/25/23
(Call 07/25/23)(a)	33,500	34,263,082
Series K036, Class A2, 3.53%, 10/25/23
(Call 10/25/23)(a)	8,685	8,888,306
Series K037, Class A2, 3.49%, 01/25/24
(Call 01/25/24)	10,700	10,976,333
Series K046, Class A2, 3.21%, 03/25/25
(Call 03/25/25)	5,000	5,174,404
Series K048, Class A2, 3.28%, 06/25/25
(Call 06/25/25)(a)	14,000	14,543,047
Series K052, Class A2, 3.15%, 11/25/25
(Call 11/25/25)	19,250	19,984,854
Series K053, Class A2, 3.00%, 12/25/25
(Call 12/25/25)	15,000	15,505,895
Series K059, Class A2, 3.12%, 09/25/26
(Call 09/25/26)(a)	14,300	14,920,028
Series K063, Class A2, 3.43%, 01/25/27
(Call 01/25/27)(a)	20,000	21,174,122
Series K066, Class A2, 3.12%, 06/25/27
(Call 06/25/27)	18,250	19,121,077
Series K067, Class A1, 2.90%, 03/25/27
(Call 03/25/27)	11,399	11,674,227
Series K069, Class A2, 3.19%, 09/25/27
(Call 09/25/27)(a)	3,150	3,316,618
Series K072, Class A2, 3.44%, 12/25/27
(Call 12/25/27)	10,000	10,684,735
Series K074, Class A2, 3.60%, 01/25/28
(Call 01/25/28)	10,000	10,777,696
Series K076, Class A2, 3.90%, 04/25/28
(Call 04/25/28)	8,000	8,773,048
Series K081, Class A2, 3.90%, 08/25/28
(Call 08/25/28)(a)	19,091	21,041,582
Series K085, Class A2, 4.06%, 10/25/28
(Call 10/25/28)(a)	20,000	22,115,291
Series K089, Class A2, 3.56%, 01/25/29
(Call 01/25/29)	10,000	10,859,496
Series K100, Class A2, 2.67%, 09/25/29
(Call 09/25/29)	10,000	10,326,233
Series K101, Class A2, 2.52%, 10/25/29
(Call 10/25/29)	31,000	31,697,022
Series K105, Class A2, 1.87%, 03/25/53
(Call 01/25/30)	4,775	4,659,144

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K108, Class A2, 1.52%, 03/25/30
(Call 03/25/30)	$2,000	$1,900,028
Series K110, Class A2, 1.48%, 04/25/30
(Call 04/25/30)	13,200	12,484,461
Series K111, Class A2, 1.35%, 05/25/30
(Call 05/25/30)	5,000	4,677,228
Series K117, Class A2, 1.41%, 08/25/30
(Call 08/25/30)	15,000	14,037,004
Series K126, Class A2, 2.07%, 01/25/31
(Call 01/25/31)	17,440	17,132,420
Series K1510, Class A3, 3.79%, 01/25/34
(Call 01/25/34)	20,000	22,064,714
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 05/25/31)	10,960	11,510,500
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 04/25/34)	16,190	16,782,792
Series K-1514, Class A2, 2.86%, 10/25/34
(Call 10/25/34)	15,500	15,814,704
Series K729, Class A1, 2.95%, 02/25/24
(Call 02/25/24)	4,033	4,071,517
Series K733, Class A2, 3.75%, 08/25/25
(Call 08/25/25)	15,000	15,731,662
Series K734, Class A2, 3.21%, 02/25/26
(Call 02/25/26)	5,700	5,915,903
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	25,490	24,555,136
Government National Mortgage Association
1.50%, 10/20/51	5,061	4,741,780
1.50%, 03/21/52(i)	10,000	9,374,609
2.00%, 07/20/50	6,610	6,479,097
2.00%, 08/20/50	35,649	34,944,486
2.00%, 09/20/50	2,489	2,439,435
2.00%, 10/20/50	9,446	9,259,010
2.00%, 02/20/51	82,086	80,312,410
2.00%, 06/20/51	8,531	8,346,593
2.00%, 08/20/51	150,008	146,766,455
2.00%, 10/20/51	89,357	87,425,803
2.00%, 12/20/51	262,247	256,579,728
2.00%, 01/20/52	68,860	67,371,756
2.00%, 03/21/52(i)	638,118	623,860,051
2.50%, 02/15/28	103	104,228
2.50%, 10/20/31	101	102,311
2.50%, 05/20/45	3,929	3,947,772
2.50%, 11/20/46	541	545,429
2.50%, 12/20/46	16,846	16,996,443
2.50%, 01/20/47	7,623	7,691,437
2.50%, 06/20/50	19,991	20,038,305
2.50%, 08/20/50	21,180	21,229,946
2.50%, 09/20/50	45,461	45,567,087
2.50%, 01/20/51	101,055	101,291,606
2.50%, 02/20/51	81,172	81,189,062
2.50%, 05/20/51	322,077	322,142,955
2.50%, 06/20/51	10,500	10,502,369
2.50%, 07/20/51	256,466	256,518,633
2.50%, 08/20/51	137,179	137,206,928
2.50%, 11/20/51	19,759	19,763,512
2.50%, 12/20/51	44,662	44,671,222
2.50%, 03/21/52(i)	280,903	280,672,073
3.00%, 09/15/42	10	10,412
3.00%, 10/15/42	37	38,657

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/15/43	$202	$210,516
3.00%, 06/15/43	36	37,777
3.00%, 07/15/43	78	81,425
3.00%, 08/15/43	188	195,644
3.00%, 09/20/43	6,727	6,965,021
3.00%, 11/15/43	599	623,263
3.00%, 01/15/44	5,312	5,519,708
3.00%, 08/20/44	18,266	18,912,471
3.00%, 09/15/44	705	728,304
3.00%, 10/15/44	122	126,965
3.00%, 03/20/45	5,903	6,082,571
3.00%, 05/20/45	24,195	24,931,984
3.00%, 06/20/45	7,943	8,184,506
3.00%, 07/20/45	15,881	16,364,993
3.00%, 10/20/45	5,354	5,517,081
3.00%, 11/20/45	3,370	3,472,770
3.00%, 12/20/45	6,210	6,399,303
3.00%, 02/20/46	18,772	19,343,542
3.00%, 04/20/46	8,709	8,938,041
3.00%, 05/20/46	14,434	14,813,044
3.00%, 06/20/46	17,208	17,659,540
3.00%, 07/20/46	24,211	24,846,483
3.00%, 08/20/46	42,037	43,141,024
3.00%, 09/20/46	31,927	32,764,834
3.00%, 11/20/46	8,548	8,772,304
3.00%, 12/15/46	8,813	9,142,530
3.00%, 12/20/46	48,968	50,253,401
3.00%, 01/20/47	2,583	2,650,918
3.00%, 02/15/47	13,450	13,881,302
3.00%, 02/20/47	15,578	15,987,485
3.00%, 03/20/47	14,433	14,811,815
3.00%, 04/20/47	315	323,088
3.00%, 06/20/47	6,996	7,165,223
3.00%, 09/20/47	416	426,188
3.00%, 10/20/47	8,506	8,712,210
3.00%, 11/20/47	155	158,764
3.00%, 02/20/48	6,952	7,100,530
3.00%, 03/20/48	24	25,059
3.00%, 07/20/49	10,306	10,521,662
3.00%, 09/20/49	36,212	36,933,863
3.00%, 10/15/49	12,993	13,295,541
3.00%, 10/20/49	19,005	19,379,020
3.00%, 11/20/49	211	214,909
3.00%, 12/20/49	112,554	114,707,353
3.00%, 01/20/50	59,553	60,677,007
3.00%, 02/20/50	76,731	78,158,467
3.00%, 07/20/50	2,340	2,381,723
3.00%, 08/20/50	31,610	32,173,374
3.00%, 06/20/51	882	897,575
3.00%, 08/20/51	52,968	53,894,545
3.00%, 10/20/51	34,330	34,930,092
3.00%, 11/20/51	57,322	58,324,208
3.00%, 02/20/52	25,472	25,953,718
3.00%, 03/21/52(i)	58,564	59,536,254
3.50%, 11/20/40	73	77,284
3.50%, 12/20/40	54	56,956
3.50%, 05/20/41	114	121,176
3.50%, 09/15/41	193	203,011
3.50%, 10/15/41	264	278,127
3.50%, 12/15/41	2,022	2,131,868

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/15/42	$128	$134,427
3.50%, 08/20/42	10,526	11,162,441
3.50%, 09/15/42	549	579,256
3.50%, 09/20/42	12,573	13,333,103
3.50%, 10/15/42	385	405,635
3.50%, 10/20/42	33,495	35,520,050
3.50%, 11/15/42	629	663,471
3.50%, 11/20/42	29,378	31,154,000
3.50%, 12/15/42	775	816,532
3.50%, 12/20/42	10,430	11,061,143
3.50%, 02/15/43	360	379,379
3.50%, 02/20/43	198	210,797
3.50%, 03/15/43	549	578,930
3.50%, 03/20/43	902	957,974
3.50%, 04/15/43	29	30,506
3.50%, 04/20/43	225	239,615
3.50%, 05/15/43	793	836,580
3.50%, 06/15/43	11,041	11,640,140
3.50%, 08/20/43	164	174,465
3.50%, 09/20/43	80	85,092
3.50%, 10/20/43	220	234,231
3.50%, 01/15/44	205	216,035
3.50%, 01/20/44	5,909	6,285,359
3.50%, 07/20/44	38	40,162
3.50%, 08/15/44	39	40,798
3.50%, 08/20/44	7,392	7,778,829
3.50%, 09/15/44	81	85,264
3.50%, 09/20/44	13,271	13,965,471
3.50%, 10/15/44	204	214,613
3.50%, 10/20/44	1,932	2,033,020
3.50%, 11/20/44	14	14,998
3.50%, 12/20/44	1,241	1,306,448
3.50%, 01/15/45	75	78,486
3.50%, 01/20/45	184	193,146
3.50%, 03/15/45	148	155,071
3.50%, 04/20/45	12,850	13,452,084
3.50%, 05/20/45	4,703	4,923,722
3.50%, 06/15/45	50	52,308
3.50%, 06/20/45	20	21,070
3.50%, 07/20/45	258	270,509
3.50%, 08/20/45	595	622,745
3.50%, 09/20/45	18,086	18,934,050
3.50%, 10/20/45	1,810	1,894,285
3.50%, 11/20/45	13,168	13,785,267
3.50%, 12/20/45	7,388	7,733,584
3.50%, 03/20/46	27,517	28,760,830
3.50%, 04/20/46	12,112	12,659,708
3.50%, 06/20/46	53,802	56,232,653
3.50%, 07/20/46	324	338,773
3.50%, 08/15/46	55	57,062
3.50%, 11/20/46	551	576,152
3.50%, 12/20/46	15,376	16,070,881
3.50%, 01/15/47	69	71,959
3.50%, 01/20/47	3,631	3,795,574
3.50%, 02/20/47	62,594	65,422,951
3.50%, 03/20/47	23,369	24,299,947
3.50%, 04/20/47	20,656	21,511,637
3.50%, 06/20/47	4,685	4,871,935
3.50%, 07/20/47	583	607,100
3.50%, 08/20/47	29,812	31,150,384

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 09/15/47	$59	$61,772
3.50%, 09/20/47	9,786	10,176,252
3.50%, 10/20/47	16,967	17,728,653
3.50%, 11/15/47	29	30,141
3.50%, 11/20/47	26,600	27,659,084
3.50%, 12/15/47	37,236	39,129,284
3.50%, 12/20/47	10,727	11,283,979
3.50%, 01/20/48	11,700	12,165,829
3.50%, 02/20/48	4,386	4,562,452
3.50%, 04/20/48	41,395	43,378,705
3.50%, 05/15/48	477	503,317
3.50%, 08/20/48	5,740	5,958,699
3.50%, 11/20/48	4,582	4,756,658
3.50%, 01/20/49	2,799	2,910,299
3.50%, 05/20/49(i)	143,813	148,374,928
3.50%, 06/20/49	949	984,657
3.50%, 01/20/50	39,207	40,564,549
3.50%, 03/20/50	11,042	11,419,886
3.50%, 08/20/50	8,619	8,897,480
3.50%, 01/20/52	923	953,763
4.00%, 06/15/39	7	7,782
4.00%, 09/20/40	2,757	2,960,791
4.00%, 01/15/41	2	2,077
4.00%, 01/20/41	900	966,717
4.00%, 02/15/41	2,132	2,296,395
4.00%, 05/20/41	18	19,131
4.00%, 07/15/41	1,066	1,150,441
4.00%, 09/15/41	22	23,572
4.00%, 09/20/41	1,201	1,289,257
4.00%, 10/15/41	377	407,016
4.00%, 11/15/41	228	246,305
4.00%, 12/15/41	894	963,726
4.00%, 12/20/41	3,923	4,210,807
4.00%, 01/15/42	79	84,615
4.00%, 01/20/42	1,728	1,854,803
4.00%, 02/15/42	380	409,265
4.00%, 03/15/42	2,248	2,407,275
4.00%, 04/15/42	653	699,359
4.00%, 09/20/42	833	893,126
4.00%, 08/15/43	15	16,334
4.00%, 10/20/43	4,359	4,659,292
4.00%, 03/15/44	131	139,009
4.00%, 04/15/44	31	33,371
4.00%, 06/15/44	176	187,741
4.00%, 08/15/44	14	14,816
4.00%, 08/20/44	312	332,408
4.00%, 09/15/44	3	3,672
4.00%, 10/15/44	63	66,745
4.00%, 10/20/44	5,889	6,280,906
4.00%, 08/20/45	5,265	5,587,869
4.00%, 09/20/45	6,045	6,415,015
4.00%, 10/20/45	720	764,491
4.00%, 01/20/46	2,777	2,947,312
4.00%, 03/20/46	13,798	14,642,923
4.00%, 07/20/46	2,990	3,163,985
4.00%, 08/20/46	39	41,169
4.00%, 09/20/46	664	703,209
4.00%, 11/20/46	3,580	3,788,469
4.00%, 12/15/46	5,626	5,975,069
4.00%, 04/20/47	23,278	24,425,361

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/47	$9,257	$9,713,378
4.00%, 07/20/47	41,221	43,252,372
4.00%, 08/20/47	1,946	2,041,727
4.00%, 11/20/47	24,961	26,190,819
4.00%, 12/20/47	58	60,858
4.00%, 01/20/48	197	206,634
4.00%, 03/15/48	61	64,794
4.00%, 03/20/48	28,926	30,351,181
4.00%, 04/20/48	15,409	16,128,073
4.00%, 05/15/48	2,664	2,816,163
4.00%, 05/20/48	16,595	17,364,734
4.00%, 08/20/48	22,465	23,507,432
4.00%, 09/20/48	9,149	9,573,191
4.00%, 10/20/48	773	808,918
4.00%, 11/20/48	21,228	22,212,850
4.00%, 02/20/49	9,842	10,299,183
4.00%, 03/20/49	398	416,376
4.00%, 05/20/49	951	988,438
4.00%, 06/15/49	965	1,017,642
4.00%, 06/20/49	2,467	2,567,382
4.00%, 09/15/49	2,489	2,628,762
4.00%, 02/20/50	158	164,271
4.00%, 07/20/50	221	230,856
4.00%, 03/21/52(i)	54,175	56,286,979
4.50%, 04/15/39	387	426,832
4.50%, 08/15/39	1,822	2,008,743
4.50%, 11/20/39	933	1,025,170
4.50%, 01/20/40	255	280,204
4.50%, 06/15/40	1,678	1,850,246
4.50%, 07/15/40	866	955,091
4.50%, 08/15/40	1,295	1,427,470
4.50%, 08/20/40	1,591	1,747,876
4.50%, 09/15/40	1,764	1,945,337
4.50%, 10/20/40	3,809	4,185,681
4.50%, 06/20/41	3,334	3,664,206
4.50%, 09/20/41	2,294	2,521,580
4.50%, 12/20/41	463	509,217
4.50%, 11/20/45	3,953	4,299,005
4.50%, 02/15/46	7	8,309
4.50%, 08/20/46	5,211	5,713,231
4.50%, 09/20/46	792	870,245
4.50%, 10/20/46	3,830	4,199,440
4.50%, 11/20/46	1,413	1,548,860
4.50%, 12/20/46	584	640,296
4.50%, 02/20/47	599	649,566
4.50%, 04/20/47	762	812,843
4.50%, 05/20/47	708	754,504
4.50%, 06/20/47	1,637	1,745,411
4.50%, 07/20/47	3,796	4,046,651
4.50%, 10/20/47	1,202	1,279,102
4.50%, 04/20/48	2,912	3,099,233
4.50%, 05/20/48	5,932	6,314,038
4.50%, 06/20/48	8,086	8,486,198
4.50%, 07/20/48	10,660	11,187,091
4.50%, 08/20/48	16,686	17,511,686
4.50%, 09/20/48	835	876,129
4.50%, 10/20/48	872	915,131
4.50%, 11/20/48	242	253,947
4.50%, 12/20/48	8,170	8,573,659
4.50%, 01/20/49	147	155,528

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/20/49	$1,932	$2,046,346
4.50%, 03/20/49	3,710	3,893,273
4.50%, 05/20/49	1,470	1,554,213
4.50%, 06/20/49	11,583	12,155,784
4.50%, 07/20/49	8,625	9,051,309
4.50%, 08/20/49	3,436	3,606,405
4.50%, 03/21/52(i)	20,477	21,693,319
5.00%, 12/15/36	545	595,742
5.00%, 01/15/39	1,628	1,794,463
5.00%, 07/15/39	2,920	3,218,625
5.00%, 05/15/40	1,042	1,148,704
5.00%, 07/20/40	5,335	6,050,498
5.00%, 08/20/40	1,935	2,194,490
5.00%, 05/15/47	1,122	1,204,366
5.00%, 06/15/47	396	422,045
5.00%, 10/15/47	267	283,095
5.00%, 11/15/47	507	538,681
5.00%, 12/15/47	267	287,120
5.00%, 01/15/48	515	545,061
5.00%, 02/15/48	614	655,713
5.00%, 03/20/48	1,638	1,753,245
5.00%, 04/20/48	5,801	6,208,517
5.00%, 05/20/48	6,062	6,483,959
5.00%, 10/20/48	125	133,175
5.00%, 11/20/48	2,275	2,423,990
5.00%, 12/20/48	4,144	4,415,320
5.00%, 01/20/49	6,935	7,388,613
5.00%, 04/20/49	16,469	17,545,256
5.00%, 05/20/49	1,921	2,047,034
5.00%, 06/20/49	15,554	16,571,098
5.00%, 03/21/52(i)	7,006	7,411,855
5.50%, 03/15/36	806	901,885
5.50%, 06/20/38	870	973,975
5.50%, 03/20/39	1,314	1,474,138
5.50%, 12/15/39	316	353,339
5.50%, 01/15/40	3,101	3,483,056
5.50%, 04/20/48	333	372,350
6.00%, 03/15/37	2,465	2,802,087
6.00%, 09/20/38	957	1,087,195
6.00%, 11/15/39	426	484,186
6.50%, 10/20/38	1,409	1,630,196
Uniform Mortgage-Backed Securities
1.50%, 03/17/37(i)	556,025	541,038,386
1.50%, 03/14/52(i)	612,575	568,139,385
1.50%, 04/13/52(i)	112,425	104,109,919
2.00%, 10/01/35	39,081	38,857,194
2.00%, 12/01/35	84,135	83,642,045
2.00%, 02/01/36	437,722	435,225,654
2.00%, 03/01/36	72,042	71,596,141
2.00%, 05/01/36	9,907	9,843,341
2.00%, 01/01/37	59,714	59,352,917
2.00%, 03/17/37(i)	295,526	293,332,890
2.00%, 09/01/50	28,965	27,912,207
2.00%, 10/01/50	43,938	42,341,592
2.00%, 12/01/50	81,218	78,267,611
2.00%, 01/01/51	94,855	91,408,414
2.00%, 02/01/51	383,211	369,140,282
2.00%, 03/01/51	244,323	235,125,120
2.00%, 04/01/51	373,570	359,222,594
2.00%, 05/01/51	50,171	48,292,306

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 06/01/51	$123,414	$118,502,966
2.00%, 11/01/51	78,956	75,819,023
2.00%, 12/01/51	61,588	59,141,364
2.00%, 02/01/52	28,302	27,162,106
2.00%, 03/14/52(i)	751,847	721,185,649
2.00%, 04/13/52(i)	257,025	246,037,130
2.50%, 05/01/27	1,607	1,630,205
2.50%, 10/01/27	1,698	1,722,341
2.50%, 01/01/28	180	182,641
2.50%, 03/01/28	280	284,393
2.50%, 06/01/28	49	49,603
2.50%, 09/01/28	138	140,529
2.50%, 12/01/28	53	53,694
2.50%, 09/01/29	91	92,735
2.50%, 12/01/29	2,555	2,590,900
2.50%, 02/01/30	1,570	1,595,126
2.50%, 03/01/30	4,909	4,989,194
2.50%, 04/01/30	300	304,996
2.50%, 06/01/30	793	805,543
2.50%, 07/01/30	1,580	1,605,368
2.50%, 08/01/30	4,263	4,332,354
2.50%, 09/01/30	1,518	1,542,649
2.50%, 12/01/30	3,183	3,234,342
2.50%, 01/01/31	2,055	2,088,509
2.50%, 04/01/31	1,206	1,225,741
2.50%, 05/01/31	29	29,856
2.50%, 09/01/31	5,684	5,777,497
2.50%, 10/01/31	58,088	59,039,853
2.50%, 12/01/31	10,398	10,568,600
2.50%, 01/01/32	19,863	20,189,589
2.50%, 02/01/32	23,615	24,004,009
2.50%, 03/01/32	8,984	9,131,908
2.50%, 04/01/32	56,862	57,798,779
2.50%, 05/01/32	36,208	36,804,823
2.50%, 07/01/32	16,448	16,719,263
2.50%, 10/01/32	1,137	1,156,381
2.50%, 11/01/32	784	797,376
2.50%, 12/01/32	10,327	10,500,225
2.50%, 01/01/33	33,916	34,467,370
2.50%, 03/01/33	176	178,496
2.50%, 07/01/33	188	190,691
2.50%, 10/01/34	352	357,536
2.50%, 11/01/34	30,313	30,745,687
2.50%, 10/01/35	98,964	100,410,296
2.50%, 03/01/36	26,912	27,380,054
2.50%, 03/16/36(i)	21,929	22,185,739
2.50%, 02/01/47	875	874,442
2.50%, 04/01/47	10,964	10,958,127
2.50%, 07/01/50	52,813	52,527,861
2.50%, 08/01/50	56,874	56,380,086
2.50%, 09/01/50	168,193	166,956,299
2.50%, 10/01/50	103,748	102,720,708
2.50%, 11/01/50	232,876	230,558,797
2.50%, 01/01/51	93,253	92,288,777
2.50%, 02/01/51	20,381	20,167,526
2.50%, 03/01/51	71,728	70,977,238
2.50%, 04/01/51	26,202	25,892,521
2.50%, 11/25/51(i)	1,101,885	1,087,120,967
2.50%, 04/13/52(i)	314,975	310,036,227
3.00%, 11/01/25	148	151,461

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/26	$93	$95,620
3.00%, 01/01/27	2,365	2,426,352
3.00%, 02/01/27	28	28,687
3.00%, 10/01/27	2,763	2,836,654
3.00%, 11/01/27	2,020	2,074,357
3.00%, 12/01/27	130	133,391
3.00%, 03/01/29	179	184,101
3.00%, 07/01/29	288	296,314
3.00%, 09/01/29	148	152,477
3.00%, 10/01/29	44	45,597
3.00%, 01/01/30	113	115,860
3.00%, 03/01/30	36,078	37,008,503
3.00%, 04/01/30	4,667	4,799,019
3.00%, 06/01/30	1,118	1,147,586
3.00%, 07/01/30	3,547	3,647,582
3.00%, 08/01/30	13,305	13,682,594
3.00%, 09/01/30	18,512	19,036,696
3.00%, 10/01/30	8,017	8,243,777
3.00%, 11/01/30	2,030	2,087,427
3.00%, 12/01/30	5,452	5,605,784
3.00%, 01/01/31	18,991	19,529,505
3.00%, 02/01/31	13,481	13,868,491
3.00%, 03/01/31	8,880	9,140,966
3.00%, 04/01/31	1,266	1,301,202
3.00%, 05/01/31	457	470,356
3.00%, 06/01/31	7,552	7,773,886
3.00%, 07/01/31	1,902	1,958,481
3.00%, 09/01/31	7,093	7,299,002
3.00%, 10/01/31	1,890	1,945,533
3.00%, 12/01/31	15,504	15,924,608
3.00%, 01/01/32	13,018	13,412,659
3.00%, 02/01/32	23,674	24,386,531
3.00%, 03/01/32	3,415	3,518,965
3.00%, 04/01/32	238	245,247
3.00%, 05/01/32	4,269	4,396,195
3.00%, 06/01/32	7,508	7,720,866
3.00%, 08/01/32	4,840	4,997,000
3.00%, 09/01/32	1,340	1,381,658
3.00%, 11/01/32	7,655	7,903,830
3.00%, 12/01/32	14,972	15,419,025
3.00%, 02/01/33	8,465	8,740,475
3.00%, 05/01/33	639	659,177
3.00%, 09/01/33	810	830,204
3.00%, 10/01/33	7,048	7,229,193
3.00%, 07/01/34	5,374	5,528,868
3.00%, 08/01/34	420	433,377
3.00%, 11/01/34	5,268	5,427,687
3.00%, 12/01/34	10,458	10,730,294
3.00%, 03/01/35	5,165	5,299,239
3.00%, 07/01/35	4,235	4,345,789
3.00%, 12/01/35	8,143	8,395,336
3.00%, 03/17/37(i)	99,535	102,042,953
3.00%, 08/01/42	257	263,702
3.00%, 09/01/42	96	99,392
3.00%, 10/01/42	4,091	4,206,278
3.00%, 11/01/42	3,228	3,319,306
3.00%, 12/01/42	16,173	16,627,763
3.00%, 01/01/43	9,676	9,949,004
3.00%, 02/01/43	273	280,692
3.00%, 03/01/43	11,794	12,131,931

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/43	$13,225	$13,603,613
3.00%, 05/01/43	5,273	5,424,524
3.00%, 06/01/43	2,844	2,925,115
3.00%, 07/01/43	1,915	1,971,782
3.00%, 08/01/43	3,379	3,475,339
3.00%, 09/01/43	7,553	7,769,125
3.00%, 01/01/44	10,663	10,967,935
3.00%, 10/01/44	33,586	34,546,544
3.00%, 12/01/44	11	11,516
3.00%, 01/01/45	3,399	3,496,573
3.00%, 02/01/45	293	300,853
3.00%, 03/01/45	14,443	14,856,479
3.00%, 04/01/45	126	128,941
3.00%, 05/01/45	10,789	11,097,413
3.00%, 06/01/45	71	72,563
3.00%, 08/01/45	163	166,878
3.00%, 09/01/45	1,058	1,082,842
3.00%, 11/01/45	2,247	2,299,932
3.00%, 12/01/45	400	409,917
3.00%, 01/01/46	712	727,088
3.00%, 04/01/46	3,834	3,924,116
3.00%, 06/01/46	73	74,260
3.00%, 07/01/46	87,986	90,058,889
3.00%, 08/01/46	16,018	16,388,485
3.00%, 10/01/46	4,700	4,808,004
3.00%, 11/01/46	60,596	62,002,817
3.00%, 12/01/46	130,708	133,738,577
3.00%, 01/01/47	49,069	50,212,221
3.00%, 02/01/47	80,439	82,295,531
3.00%, 03/01/47	43,891	44,904,385
3.00%, 05/01/47	1,658	1,693,303
3.00%, 07/01/47	20,178	20,644,030
3.00%, 08/01/47	6,297	6,442,058
3.00%, 12/01/47	33,033	33,755,510
3.00%, 03/01/48	5,276	5,389,045
3.00%, 04/01/48	174	176,439
3.00%, 09/01/48	501	512,143
3.00%, 11/01/48	31,956	32,640,189
3.00%, 04/25/49(i)	307,184	310,256,135
3.00%, 09/01/49	12,874	13,095,124
3.00%, 11/01/49	7,185	7,285,432
3.00%, 12/01/49	36,508	37,008,494
3.00%, 02/01/50	10,483	10,626,124
3.00%, 03/01/50	24,076	24,398,194
3.00%, 04/01/50	38,699	39,116,966
3.00%, 05/01/50	10,639	10,770,354
3.00%, 07/01/50	30,496	30,816,671
3.00%, 08/01/50	71,122	72,434,112
3.00%, 10/01/50	134,337	136,014,852
3.00%, 01/01/51	24,036	24,323,292
3.00%, 04/13/52(i)	68,150	68,682,422
3.50%, 10/01/25	280	288,894
3.50%, 01/01/27	323	333,819
3.50%, 11/01/28	164	169,225
3.50%, 01/01/29	309	319,812
3.50%, 11/01/29	148	152,907
3.50%, 12/01/29	1,185	1,224,330
3.50%, 07/01/30	7,834	8,109,305
3.50%, 10/01/30	2,082	2,154,112
3.50%, 11/01/30	408	422,313

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/31	$2,958	$3,066,635
3.50%, 06/01/31	9,680	10,058,196
3.50%, 01/01/32	10,882	11,332,639
3.50%, 02/01/32	1,330	1,390,027
3.50%, 05/01/32	5,194	5,408,919
3.50%, 06/01/32	4,779	4,986,610
3.50%, 07/01/32	1,781	1,849,366
3.50%, 08/01/32	1,275	1,323,885
3.50%, 09/01/32	3,159	3,269,690
3.50%, 10/01/32	1,165	1,210,016
3.50%, 11/01/32	1,406	1,462,122
3.50%, 12/01/32	164	170,769
3.50%, 02/01/33	830	865,046
3.50%, 03/01/33	6,116	6,376,722
3.50%, 04/01/33	8,017	8,325,421
3.50%, 05/01/33	5,505	5,749,006
3.50%, 06/01/33	6,593	6,847,773
3.50%, 02/01/34	31,571	32,973,124
3.50%, 03/01/34	593	617,059
3.50%, 04/01/34	2,166	2,252,218
3.50%, 05/01/34	2,545	2,655,924
3.50%, 07/01/34	11,803	12,214,186
3.50%, 08/01/34	7,891	8,201,024
3.50%, 01/01/35	5,077	5,281,068
3.50%, 03/16/36(i)	36,641	37,801,876
3.50%, 08/01/38	1,222	1,274,397
3.50%, 09/01/38	1,955	2,038,853
3.50%, 11/01/40	283	297,074
3.50%, 02/01/41	336	351,374
3.50%, 02/01/42	9,281	9,715,018
3.50%, 03/01/42	70	73,194
3.50%, 04/01/42	26	27,275
3.50%, 05/01/42	3,575	3,741,027
3.50%, 08/01/42	595	622,043
3.50%, 11/01/42	2,946	3,083,659
3.50%, 12/01/42	4,280	4,471,726
3.50%, 01/01/43	99	103,204
3.50%, 02/01/43	649	686,429
3.50%, 04/01/43	108	113,066
3.50%, 05/01/43	151	157,802
3.50%, 06/01/43	4,397	4,598,006
3.50%, 08/01/43	152	159,345
3.50%, 10/01/43	4,593	4,807,243
3.50%, 09/01/44	255	266,389
3.50%, 10/01/44	5,786	6,050,235
3.50%, 01/01/45	139	145,903
3.50%, 02/01/45	6,555	6,854,877
3.50%, 03/01/45	25,672	26,837,293
3.50%, 05/01/45	29,176	30,396,440
3.50%, 06/01/45	132	137,128
3.50%, 07/01/45	11,648	12,133,796
3.50%, 08/01/45	4,553	4,743,295
3.50%, 10/01/45	2,406	2,518,641
3.50%, 11/01/45	340	354,089
3.50%, 12/01/45	44,407	46,262,039
3.50%, 01/01/46	19,323	20,263,409
3.50%, 02/01/46	20,078	20,916,678
3.50%, 03/01/46	24,605	25,674,683
3.50%, 04/01/46	3,498	3,655,758
3.50%, 05/01/46	20,759	21,650,087

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/46	$4,338	$4,525,351
3.50%, 07/01/46	33,341	34,755,404
3.50%, 08/01/46	10,742	11,191,928
3.50%, 09/01/46	8,646	9,052,590
3.50%, 10/01/46	11,894	12,398,856
3.50%, 11/01/46	16,465	17,148,954
3.50%, 12/01/46	72,639	75,863,330
3.50%, 01/01/47	38,050	39,816,586
3.50%, 02/01/47	15,762	16,419,575
3.50%, 04/01/47	15,329	15,960,554
3.50%, 05/01/47	17,252	18,022,336
3.50%, 06/01/47	11,850	12,333,392
3.50%, 07/01/47	77,441	80,400,233
3.50%, 08/01/47	18,933	19,657,414
3.50%, 09/01/47	20,057	20,781,485
3.50%, 10/01/47	15,087	15,747,974
3.50%, 11/01/47	21,342	22,265,238
3.50%, 12/01/47	20,510	21,255,316
3.50%, 01/01/48	22,027	22,932,579
3.50%, 02/01/48	94,237	97,831,309
3.50%, 03/01/48	3,158	3,274,179
3.50%, 04/01/48	14,527	15,126,164
3.50%, 05/01/48	2,826	2,973,052
3.50%, 06/01/48	4,177	4,330,950
3.50%, 07/01/48	3,296	3,432,233
3.50%, 11/01/48	3,118	3,230,634
3.50%, 02/01/49	176	181,805
3.50%, 03/01/49	802	833,473
3.50%, 04/01/49	2,791	2,906,770
3.50%, 05/01/49	1,966	2,047,379
3.50%, 06/01/49	88,349	91,659,670
3.50%, 07/01/49	18,358	18,987,941
3.50%, 09/01/49	320	333,034
3.50%, 04/01/50	56,757	58,828,644
3.50%, 03/14/52(i)	184,186	189,682,801
3.50%, 04/13/52(i)	37,175	38,198,765
4.00%, 10/01/25	1,226	1,271,460
4.00%, 11/01/25	88	91,158
4.00%, 03/01/26	449	466,103
4.00%, 06/01/26	612	635,341
4.00%, 09/01/26	227	235,037
4.00%, 12/01/30	1,422	1,501,749
4.00%, 01/01/31	495	523,092
4.00%, 02/01/31	383	404,085
4.00%, 10/01/31	1,615	1,705,520
4.00%, 02/01/32	1,988	2,100,066
4.00%, 07/01/32	7,203	7,473,431
4.00%, 05/01/33	7,069	7,337,981
4.00%, 06/01/33	1,149	1,192,509
4.00%, 07/01/33	2,083	2,162,736
4.00%, 12/01/33	16,919	17,544,956
4.00%, 03/17/37(i)	10,265	10,637,537
4.00%, 06/01/38	3,739	3,956,652
4.00%, 12/01/40	27	28,440
4.00%, 03/01/42	3,099	3,298,459
4.00%, 06/01/42	2,255	2,399,307
4.00%, 07/01/42	80	86,281
4.00%, 09/01/43	131	140,717
4.00%, 10/01/43	104	110,451
4.00%, 04/01/44	49	52,749

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/44	$3,210	$3,431,421
4.00%, 06/01/44	5,421	5,767,359
4.00%, 10/01/44	1,881	2,002,832
4.00%, 12/01/44	11,418	12,140,918
4.00%, 01/01/45	14,726	15,676,068
4.00%, 02/01/45	40,103	42,780,431
4.00%, 03/01/45	7,660	8,146,760
4.00%, 05/01/45	14,425	15,396,964
4.00%, 06/01/45	7,583	8,074,652
4.00%, 07/01/45	538	568,930
4.00%, 08/01/45	433	457,931
4.00%, 09/01/45	1,049	1,112,139
4.00%, 11/01/45	182	192,319
4.00%, 12/01/45	1,109	1,177,536
4.00%, 01/01/46	960	1,014,472
4.00%, 02/01/46	1,547	1,631,980
4.00%, 03/01/46	2,186	2,304,013
4.00%, 04/01/46	3,457	3,640,540
4.00%, 05/01/46	9,651	10,213,445
4.00%, 06/01/46	23,936	25,581,403
4.00%, 07/01/46	27,205	28,789,854
4.00%, 08/01/46	4,901	5,165,195
4.00%, 09/01/46	221	232,876
4.00%, 10/01/46	5,024	5,328,585
4.00%, 11/01/46	1,780	1,907,379
4.00%, 02/01/47	3,802	4,018,872
4.00%, 03/01/47	2,808	2,960,164
4.00%, 04/01/47	8,135	8,580,583
4.00%, 05/01/47	5,868	6,219,329
4.00%, 06/01/47	14,589	15,448,178
4.00%, 07/01/47	24,037	25,330,566
4.00%, 08/01/47	19,904	20,988,559
4.00%, 09/01/47	22,112	23,314,722
4.00%, 10/01/47	17,175	18,266,390
4.00%, 11/01/47	8,771	9,213,751
4.00%, 12/01/47	13,827	14,534,137
4.00%, 01/01/48	2,295	2,411,653
4.00%, 02/01/48	27,859	29,265,434
4.00%, 04/01/48	30,895	32,363,485
4.00%, 05/01/48	80	84,993
4.00%, 07/01/48	3,942	4,128,161
4.00%, 09/01/48	3,427	3,589,707
4.00%, 10/01/48	10,546	11,084,090
4.00%, 11/01/48	7,664	8,027,318
4.00%, 01/01/49	4,093	4,311,672
4.00%, 02/01/49	3,393	3,542,610
4.00%, 03/01/49	9,783	10,245,577
4.00%, 04/01/49	15,042	15,914,103
4.00%, 05/01/49	11,238	11,891,466
4.00%, 06/01/49	28,268	29,842,667
4.00%, 07/01/49	15,843	16,792,227
4.00%, 08/01/49	1,118	1,186,125
4.00%, 10/01/49	2,235	2,364,376
4.00%, 11/01/49	3,538	3,728,417
4.00%, 12/01/49	5,256	5,485,878
4.00%, 02/01/50	902	941,560
4.00%, 05/01/50	3,957	4,129,365
4.00%, 06/01/50	12,048	12,576,010
4.00%, 03/14/52(i)	328,651	343,132,185
4.00%, 04/13/52(i)	67,600	70,494,125

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/24	$221	$227,809
4.50%, 02/01/25	92	95,221
4.50%, 04/01/25	110	113,681
4.50%, 06/01/25	616	638,406
4.50%, 08/01/31	1,427	1,519,721
4.50%, 08/01/34	412	436,939
4.50%, 03/17/37(i)	4,200	4,341,926
4.50%, 09/01/40	3,425	3,703,016
4.50%, 12/01/40	1,948	2,106,426
4.50%, 01/01/41	4,062	4,390,893
4.50%, 05/01/41	2,593	2,802,181
4.50%, 06/01/41	16,118	17,390,097
4.50%, 08/01/41	5,418	5,854,688
4.50%, 09/01/41	1,820	1,967,315
4.50%, 01/01/42	1,789	1,932,696
4.50%, 09/01/42	1,650	1,780,996
4.50%, 08/01/43	2,527	2,727,097
4.50%, 12/01/43	92	100,522
4.50%, 03/01/44	17	18,520
4.50%, 04/01/44	4,789	5,156,124
4.50%, 06/01/44	949	1,026,489
4.50%, 12/01/44	325	349,973
4.50%, 02/01/45	2,014	2,179,238
4.50%, 08/01/45	2,669	2,886,459
4.50%, 10/01/45	496	540,623
4.50%, 11/01/45	194	208,258
4.50%, 12/01/45	846	911,255
4.50%, 01/01/46	76	81,413
4.50%, 02/01/46	9,893	10,695,225
4.50%, 03/01/46	1,685	1,820,155
4.50%, 04/01/46	310	335,887
4.50%, 05/01/46	180	192,235
4.50%, 06/01/46	5	5,488
4.50%, 07/01/46	54	57,967
4.50%, 08/01/46	2,525	2,710,100
4.50%, 09/01/46	920	1,005,860
4.50%, 10/01/46	1,330	1,430,275
4.50%, 01/01/47	653	696,833
4.50%, 02/01/47	153	163,336
4.50%, 03/01/47	2,373	2,549,529
4.50%, 04/01/47	6,518	7,006,391
4.50%, 06/01/47	4,122	4,396,373
4.50%, 07/01/47	32	34,398
4.50%, 08/01/47	168	182,323
4.50%, 10/01/47	9,032	9,725,086
4.50%, 01/01/48	13,821	14,655,181
4.50%, 02/01/48	1,440	1,550,948
4.50%, 03/01/48	7,672	8,180,198
4.50%, 04/01/48	3,701	3,943,649
4.50%, 05/01/48	7,814	8,315,379
4.50%, 06/01/48	4,725	5,095,570
4.50%, 07/01/48	3,082	3,266,930
4.50%, 08/01/48	12,326	13,217,044
4.50%, 09/01/48	399	427,322
4.50%, 10/01/48	17,996	19,129,704
4.50%, 11/01/48	6,960	7,378,281
4.50%, 12/01/48	24,584	26,209,116
4.50%, 01/01/49	7,786	8,254,317
4.50%, 02/01/49	11,036	11,711,178
4.50%, 03/01/49	878	949,653

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/49	$16,921	$18,147,566
4.50%, 05/01/49	16,085	17,049,071
4.50%, 07/01/49	821	880,843
4.50%, 08/01/49	6,030	6,392,076
4.50%, 03/11/51(i)	202,409	213,679,860
5.00%, 07/01/23	101	103,301
5.00%, 12/01/23	22	22,610
5.00%, 09/01/33	119	129,482
5.00%, 11/01/33	3,397	3,704,128
5.00%, 06/01/35	166	181,466
5.00%, 10/01/35	53	58,061
5.00%, 12/01/36	49	53,387
5.00%, 03/17/37(i)	975	998,959
5.00%, 05/01/39	33	36,523
5.00%, 06/01/39	693	755,312
5.00%, 12/01/39	99	109,417
5.00%, 01/01/40	2	2,641
5.00%, 03/01/40	1,735	1,912,515
5.00%, 04/01/40	298	328,285
5.00%, 05/01/40	18	19,422
5.00%, 06/01/40	159	176,488
5.00%, 07/01/40	1,090	1,201,660
5.00%, 08/01/40	1,500	1,653,325
5.00%, 09/01/40	11	11,645
5.00%, 10/01/40	36	39,759
5.00%, 04/01/41	705	777,597
5.00%, 05/01/41	2,933	3,233,213
5.00%, 06/01/41	733	807,086
5.00%, 08/01/41	1,422	1,567,320
5.00%, 10/01/41	3,473	3,827,642
5.00%, 01/01/42	16,818	18,537,934
5.00%, 05/01/42	6,653	7,333,345
5.00%, 09/01/47	525	566,439
5.00%, 02/01/48	2,822	3,054,604
5.00%, 03/01/48	1,817	1,964,227
5.00%, 04/01/48	3,171	3,418,134
5.00%, 05/01/48	2,081	2,255,256
5.00%, 07/01/48	3,953	4,293,510
5.00%, 08/01/48	5,998	6,541,221
5.00%, 09/01/48	2,485	2,678,920
5.00%, 01/01/49	202	217,257
5.00%, 04/01/49	10,182	11,047,519
5.00%, 05/01/49	51	54,416
5.00%, 06/01/49	376	405,618
5.00%, 09/01/49	67	74,651
5.00%, 10/01/49	184	199,697
5.00%, 03/14/52(i)	28,792	31,053,880
5.50%, 05/01/33	1,269	1,407,145
5.50%, 11/01/33	2,570	2,853,070
5.50%, 09/01/34	3,792	4,217,007
5.50%, 09/01/36	295	326,525
5.50%, 03/01/38	243	271,106
5.50%, 06/01/38	6,234	6,975,515
5.50%, 11/01/38	497	557,358
5.50%, 07/01/40	1,579	1,759,789
5.50%, 09/01/41	40,164	44,876,875
5.50%, 01/01/47	3,182	3,549,907
5.50%, 12/01/48	388	430,698
5.50%, 03/14/52(i)	43,860	47,552,121
6.00%, 03/01/34	2,137	2,401,003

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/34	$183	$206,577
6.00%, 08/01/34	350	395,731
6.00%, 11/01/34	113	128,021
6.00%, 09/01/36	498	563,834
6.00%, 08/01/37	1,171	1,326,388
6.00%, 03/01/38	382	432,908
6.00%, 05/01/38	194	220,233
6.00%, 09/01/38	150	170,912
6.00%, 06/01/39	3,143	3,555,243
6.00%, 10/01/39	195	221,318
6.00%, 07/01/41	1,675	1,894,243
6.00%, 02/01/49	8,165	9,252,154
6.50%, 08/01/36	24	27,089
6.50%, 09/01/36	219	251,087
6.50%, 10/01/36	31	35,672
6.50%, 12/01/36	36	40,699
6.50%, 07/01/37	57	64,931
6.50%, 08/01/37	2,375	2,728,959
6.50%, 10/01/37	97	110,892
6.50%, 11/01/37	19	21,969
6.50%, 12/01/37	704	803,876
6.50%, 06/01/38	16	17,837
6.50%, 10/01/39	656	757,983
6.50%, 05/01/40	21	23,951
7.00%, 04/01/37	883	1,028,379

		25,955,606,394

U.S. Government Agency Obligations — 0.6%
Federal Home Loan Banks
0.50%, 04/14/25	7,000	6,741,910
1.50%, 08/15/24	1,000	998,530
2.00%, 09/09/22	2,000	2,012,360
2.13%, 03/10/23	290	292,836
2.13%, 12/14/29	70	70,214
2.50%, 12/08/23	1,000	1,017,370
2.75%, 12/13/24	250	257,490
2.88%, 09/13/24	1,000	1,029,820
3.00%, 12/09/22	30,510	30,969,481
3.13%, 06/13/25	980	1,022,209
3.25%, 11/16/28	25,470	27,539,947
5.50%, 07/15/36	7,900	10,917,721
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	3,080	3,073,778
2.75%, 06/19/23	6,935	7,068,984
6.25%, 07/15/32	73,423	101,485,271
6.75%, 03/15/31	21,820	30,111,600
Federal National Mortgage Association
0.25%, 07/10/23	121,600	119,841,664
0.38%, 08/25/25	24,991	23,822,171
0.63%, 04/22/25	5,000	4,835,250
0.88%, 08/05/30	17,530	15,896,730
1.63%, 01/07/25	11,645	11,629,512
1.75%, 07/02/24	1,550	1,554,960
1.88%, 04/05/22	13,780	13,799,016
1.88%, 09/24/26	1,225	1,230,071
2.00%, 10/05/22	6,400	6,446,656
2.38%, 01/19/23	1,065	1,077,524
2.50%, 02/05/24	200	203,880
2.63%, 09/06/24	39,730	40,743,512
2.88%, 09/12/23	5,000	5,113,550
5.63%, 07/15/37	750	1,048,688

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
6.25%, 05/15/29	$580	$745,642
6.63%, 11/15/30	8,180	11,089,708
7.13%, 01/15/30	10,000	13,729,200
7.25%, 05/15/30	16,826	23,413,042
Tennessee Valley Authority
1.50%, 09/15/31	1,000	935,290
3.50%, 12/15/42	525	580,923
4.63%, 09/15/60	1,000	1,403,030
4.88%, 01/15/48	8,035	10,928,323
5.25%, 09/15/39	287	385,033
5.50%, 06/15/38	10,000	13,616,000
5.88%, 04/01/36	95	132,971
6.15%, 01/15/38	3,553	5,172,884
7.13%, 05/01/30	3,556	4,876,165
Series B, 4.70%, 07/15/33	1,500	1,847,160
Series E, 6.75%, 11/01/25	7,000	8,209,740

		568,917,816

U.S. Government Obligations — 39.6%
U.S. Treasury Note/Bond
0.13%, 03/31/23	5,000	4,945,117
0.13%, 05/15/23	69,000	68,126,719
0.13%, 05/31/23	35,000	34,522,852
0.13%, 06/30/23	344,200	339,063,892
0.13%, 07/15/23	64,000	63,005,000
0.13%, 07/31/23	700,000	688,433,592
0.13%, 08/15/23	11,000	10,811,367
0.13%, 08/31/23	181,500	178,295,391
0.13%, 09/15/23	51,200	50,260,000
0.13%, 10/15/23	66,500	65,167,403
0.13%, 12/15/23	109,700	107,201,754
0.13%, 01/15/24	76,000	74,144,531
0.13%, 02/15/24(b)	65,500	63,811,328
0.25%, 04/15/23	31,000	30,683,945
0.25%, 06/15/23	92,300	91,142,645
0.25%, 09/30/23(b)	569,100	559,318,594
0.25%, 11/15/23	268,500	263,318,790
0.25%, 03/15/24	378,400	368,940,000
0.25%, 05/15/24	107,200	104,218,500
0.25%, 06/15/24	439,076	426,281,053
0.25%, 05/31/25	34,000	32,464,688
0.25%, 06/30/25	4,100	3,908,453
0.25%, 07/31/25	184,800	175,949,813
0.25%, 08/31/25	350,350	332,996,727
0.25%, 09/30/25	116,300	110,403,227
0.25%, 10/31/25	164,300	155,764,102
0.38%, 10/31/23	200,490	197,098,900
0.38%, 04/15/24	3,500	3,416,602
0.38%, 07/15/24(b)	615	598,136
0.38%, 11/30/25	497,800	473,493,362
0.38%, 12/31/25	360,900	342,967,781
0.38%, 01/31/26	784,100	743,792,359
0.38%, 07/31/27	152,800	141,853,313
0.38%, 09/30/27	155,000	143,459,766
0.50%, 03/15/23	50,900	50,585,852
0.50%, 11/30/23	143,930	141,664,227
0.50%, 02/28/26	184,700	175,897,891
0.50%, 04/30/27	103,800	97,393,594
0.50%, 05/31/27	178,600	167,297,969
0.50%, 06/30/27	190,000	177,783,595
0.50%, 08/31/27	192,122	179,319,337

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.50%, 10/31/27	$208,200	$193,804,923
0.63%, 10/15/24	10,000	9,750,000
0.63%, 07/31/26	60,000	57,145,313
0.63%, 03/31/27	45,600	43,113,375
0.63%, 11/30/27	375,600	351,743,533
0.63%, 12/31/27	173,400	162,210,281
0.63%, 05/15/30	300,800	273,587,000
0.63%, 08/15/30	471,000	427,064,531
0.75%, 12/31/23	387,650	382,849,804
0.75%, 11/15/24	66,650	65,124,340
0.75%, 03/31/26	20,500	19,700,820
0.75%, 05/31/26	20,000	19,185,938
0.75%, 08/31/26	227,900	218,107,422
0.75%, 01/31/28	506,300	476,594,432
0.88%, 06/30/26	170,000	163,824,220
0.88%, 09/30/26	202,800	195,004,875
0.88%, 11/15/30	447,300	413,403,047
1.00%, 12/15/24	165,200	162,438,062
1.00%, 07/31/28	145,000	137,806,641
1.13%, 01/15/25	100,000	98,593,750
1.13%, 02/28/25	30,000	29,547,656
1.13%, 10/31/26	100,600	97,778,485
1.13%, 02/28/27	14,000	13,583,281
1.13%, 02/29/28	111,360	107,175,301
1.13%, 08/31/28	273,600	261,929,250
1.13%, 02/15/31	267,200	251,961,250
1.13%, 05/15/40	156,500	130,163,984
1.25%, 07/31/23	65,600	65,571,812
1.25%, 08/31/24	141,550	140,388,848
1.25%, 11/30/26	104,900	102,564,336
1.25%, 12/31/26	136,100	132,995,219
1.25%, 03/31/28	170,000	164,647,657
1.25%, 04/30/28	119,100	115,285,078
1.25%, 05/31/28	55,000	53,182,422
1.25%, 06/30/28	212,175	205,014,094
1.25%, 09/30/28	317,000	305,706,875
1.25%, 08/15/31	475,900	452,105,000
1.25%, 05/15/50	205,900	164,333,937
1.38%, 06/30/23	84,500	84,632,031
1.38%, 08/31/23	92,000	92,050,313
1.38%, 09/30/23	77,800	77,827,351
1.38%, 08/31/26	22,500	22,136,133
1.38%, 10/31/28	130,000	126,323,437
1.38%, 12/31/28(b)	95,430	92,701,298
1.38%, 11/15/31	440,000	421,987,500
1.38%, 11/15/40	294,800	254,955,937
1.38%, 08/15/50	4,000	3,293,750
1.50%, 03/31/23	84,500	84,823,477
1.50%, 02/29/24	5,000	5,004,688
1.50%, 09/30/24	113,300	112,999,047
1.50%, 10/31/24	129,500	129,125,665
1.50%, 11/30/24	334,700	333,654,062
1.50%, 02/15/25	53,000	52,792,969
1.50%, 08/15/26	498,500	493,242,385
1.50%, 01/31/27(b)	305,280	301,797,900
1.50%, 11/30/28	284,200	278,338,375
1.50%, 02/15/30	25,485	24,907,605
1.63%, 04/30/23	60,500	60,800,137
1.63%, 05/31/23	92,150	92,617,950
1.63%, 10/31/23	18,700	18,771,586

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 02/15/26	$207,890	$206,980,481
1.63%, 05/15/26	250,000	248,730,470
1.63%, 09/30/26	24,500	24,366,016
1.63%, 10/31/26	204,000	202,884,375
1.63%, 11/30/26	21,200	21,082,406
1.63%, 08/15/29	74,000	73,109,687
1.63%, 05/15/31	289,600	284,713,000
1.63%, 11/15/50	229,500	201,063,516
1.75%, 05/15/23	144,004	144,932,150
1.75%, 06/30/24	174,000	174,829,220
1.75%, 07/31/24(b)	56,850	57,107,602
1.75%, 12/31/24	220,400	221,174,845
1.75%, 12/31/26	25,200	25,203,938
1.75%, 01/31/29	150,700	149,993,594
1.75%, 08/15/41	293,420	269,258,697
1.88%, 08/31/24	73,600	74,134,750
1.88%, 06/30/26	5,000	5,026,953
1.88%, 07/31/26	9,500	9,550,469
1.88%, 02/28/27	38,100	38,367,891
1.88%, 02/28/29	70,000	70,273,437
1.88%, 02/15/32	104,560	105,001,112
1.88%, 02/15/41	116,200	109,282,469
1.88%, 02/15/51	673,000	626,415,781
1.88%, 11/15/51	218,450	203,909,422
2.00%, 04/30/24	290,500	293,473,087
2.00%, 05/31/24	213,750	215,954,297
2.00%, 06/30/24	115,594	116,795,094
2.00%, 02/15/25	180,068	181,910,884
2.00%, 08/15/25	326,715	329,905,578
2.00%, 11/15/26	141,000	142,564,219
2.00%, 11/15/41	37,000	35,444,844
2.00%, 08/15/51	541,000	519,360,000
2.13%, 11/30/23	83,200	84,217,250
2.13%, 02/29/24	89,950	91,102,484
2.13%, 03/31/24	214,000	216,758,595
2.13%, 07/31/24	215,509	218,354,393
2.13%, 09/30/24	100,000	101,320,313
2.13%, 11/30/24	70,000	70,929,687
2.13%, 05/15/25	265,800	269,496,281
2.13%, 05/31/26	28,500	28,934,180
2.25%, 12/31/23	206,930	209,969,284
2.25%, 01/31/24	153,700	156,011,504
2.25%, 04/30/24	185,395	188,291,797
2.25%, 11/15/24	234,966	238,949,409
2.25%, 12/31/24	75,300	76,611,868
2.25%, 11/15/25	119,079	121,348,943
2.25%, 03/31/26	9,000	9,177,891
2.25%, 02/15/27	37,706	38,598,470
2.25%, 08/15/27	146,750	150,407,286
2.25%, 11/15/27	282,450	289,356,787
2.25%, 05/15/41	348,000	347,130,000
2.25%, 08/15/46	118,960	117,640,287
2.25%, 08/15/49	106,500	107,315,391
2.25%, 02/15/52	60,000	61,143,750
2.38%, 02/29/24	159,500	162,328,634
2.38%, 08/15/24	259,717	264,647,566
2.38%, 04/30/26	17,500	17,938,867
2.38%, 05/15/27	5,600	5,769,313
2.38%, 05/15/29	104,000	107,916,250
2.38%, 11/15/49	259,400	268,843,781

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.38%, 05/15/51	$65,000	$67,813,281
2.50%, 03/31/23	72,000	73,040,625
2.50%, 08/15/23	147,811	150,374,597
2.50%, 01/31/24	1,400	1,427,453
2.50%, 05/15/24	7,250	7,401,231
2.50%, 02/28/26	26,900	27,685,984
2.50%, 02/15/45	19,824	20,455,890
2.50%, 02/15/46	192,800	199,548,000
2.50%, 05/15/46	148,517	153,761,507
2.63%, 06/30/23	70,000	71,252,344
2.63%, 03/31/25	5,000	5,145,313
2.63%, 12/31/25	46,500	48,058,477
2.63%, 01/31/26	42,300	43,721,016
2.63%, 02/15/29	181,591	191,152,901
2.75%, 04/30/23	65,918	67,099,788
2.75%, 05/31/23	63,562	64,766,202
2.75%, 07/31/23	74,500	76,036,562
2.75%, 08/31/23	187,765	191,688,996
2.75%, 11/15/23	120,760	123,495,969
2.75%, 02/15/24	61,365	62,891,934
2.75%, 02/28/25	90,500	93,384,687
2.75%, 06/30/25	221,900	229,475,806
2.75%, 08/31/25	183,108	189,516,780
2.75%, 02/15/28	268,702	283,207,711
2.75%, 08/15/42	106,523	114,628,735
2.75%, 11/15/42	118,580	127,547,612
2.75%, 08/15/47(b)	261,000	285,795,000
2.75%, 11/15/47	61,500	67,380,937
2.88%, 09/30/23	90,000	92,137,500
2.88%, 10/31/23	81,600	83,573,063
2.88%, 11/30/23	180,200	184,747,235
2.88%, 04/30/25	41,000	42,515,078
2.88%, 05/31/25	146,800	152,270,594
2.88%, 07/31/25	183,900	191,083,594
2.88%, 11/30/25	60,400	62,905,657
2.88%, 05/15/28	252,994	268,707,300
2.88%, 08/15/28	139,930	148,916,130
2.88%, 05/15/43	90,184	98,807,845
2.88%, 08/15/45	183,125	201,895,312
2.88%, 11/15/46	49,000	54,344,062
2.88%, 05/15/49	42,000	47,715,938
3.00%, 09/30/25	173,100	180,835,406
3.00%, 10/31/25	127,600	133,371,907
3.00%, 05/15/42	56,050	62,758,484
3.00%, 11/15/44	99,727	111,865,646
3.00%, 05/15/45	121,400	136,404,281
3.00%, 11/15/45	55,100	62,108,031
3.00%, 02/15/47	40,300	45,759,391
3.00%, 05/15/47	172,118	195,945,586
3.00%, 02/15/48	98,550	113,363,297
3.00%, 08/15/48	91,800	105,871,219
3.00%, 02/15/49	19,300	22,400,063
3.13%, 11/15/28	187,515	202,867,791
3.13%, 11/15/41	53,900	61,344,937
3.13%, 02/15/42	71,800	81,896,875
3.13%, 02/15/43	58,700	66,807,937
3.13%, 08/15/44	60,519	69,152,414
3.13%, 05/15/48	44,150	52,014,219
3.38%, 05/15/44	84,200	99,895,406
3.38%, 11/15/48	45,550	56,240,016

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.50%, 02/15/39	$4,000	$4,808,750
3.63%, 08/15/43	89,600	109,788,000
3.63%, 02/15/44	83,950	103,074,859
3.75%, 08/15/41	52,000	64,398,750
3.75%, 11/15/43	36,600	45,709,969
3.88%, 08/15/40	80,516	101,047,580
4.25%, 05/15/39	6,040	7,936,938
4.25%, 11/15/40	28,889	37,930,354
4.38%, 02/15/38	12,000	15,907,500
4.38%, 11/15/39	50,933	67,939,847
4.38%, 05/15/40	40,403	53,963,257
4.38%, 05/15/41	5,949	7,955,858
4.50%, 02/15/36(b)	34,785	46,003,163
4.50%, 08/15/39	50,207	67,952,037
4.63%, 02/15/40	45,950	63,044,836
4.75%, 02/15/37	17,977	24,541,414
4.75%, 02/15/41	91,158	127,151,167
5.00%, 05/15/37	70,058	98,081,200
5.25%, 11/15/28	42,377	51,554,269
5.25%, 02/15/29	186,690	228,432,717
5.50%, 08/15/28	97,000	118,627,969
6.00%, 02/15/26	9,468	11,008,769
6.13%, 08/15/29	16,600	21,600,750
6.50%, 11/15/26	26,950	32,689,508
6.63%, 02/15/27	28,800	35,388,000
6.75%, 08/15/26	38,500	46,702,305
6.88%, 08/15/25	6,265	7,351,097

		34,801,751,515

Total U.S. Government & Agency Obligations — 69.7% (Cost: $62,124,553,260)		61,326,275,725

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(j)(k)(l)	6,477,835	6,479,130,793
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(j)(k)(m)	1,145,114	1,145,114,050

		7,624,244,843

Total Short-Term Investments — 8.7% (Cost: $7,624,241,816)		7,624,244,843

Total Investments Before TBA Sales Commitments — 108.8% (Cost: $96,965,328,310)		95,654,729,148

Security	Par (000)	Value

TBA Sales Commitments(i)

Mortgage-Backed Securities — (1.2)%
Government National Mortgage Association
2.00%, 03/21/52	(68,850)	$(67,311,633)
2.50%, 03/21/52	(20,000)	(19,983,594)
Uniform Mortgage-Backed Securities
1.50%, 03/17/37	(56,775)	(55,244,736)
1.50%, 03/14/52	(259,000)	(240,212,383)
2.00%, 03/14/52	(151,496)	(145,317,804)
2.50%, 11/25/51	(317,102)	(312,853,328)
3.00%, 04/25/49	(68,150)	(68,831,500)
3.50%, 03/14/52	(37,175)	(38,284,441)
4.00%, 03/14/52	(67,600)	(70,578,625)

		(1,018,618,044)

Total TBA Sales Commitments — (1.2)% (Proceeds: $(1,010,810,222))		(1,018,618,044)

Total Investments, Net of TBA Sales Commitments — 107.6% (Cost: $95,954,518,088)		94,636,111,104

Other Assets, Less Liabilities — (7.6)%		(6,713,649,807)

Net Assets — 100.0%		$87,922,461,297

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Rounds to less than 1,000.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Core U.S. Aggregate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,978,918,926	$—	$(496,842,738	)(a)	$(1,376,428)	$(1,568,967)	$6,479,130,793	6,477,835	$8,060,832		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,392,338,481	—	(247,224,431	)(a)	—	—	1,145,114,050	1,145,114	2,339,245	(b)	—

					$(1,376,428)	$(1,568,967)	$7,624,244,843		$10,400,077		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$260,810,586	$—	$260,810,586
Collaterized Mortgage Obligations	—	1,052,728,882	—	1,052,728,882
Corporate Bonds & Notes	—	22,624,954,786	—	22,624,954,786
Foreign Government Obligations	—	2,167,296,363	—	2,167,296,363
Municipal Debt Obligations	—	598,417,963	—	598,417,963
U.S. Government & Agency Obligations	—	61,326,275,725	—	61,326,275,725
Money Market Funds	7,624,244,843	—	—	7,624,244,843

	7,624,244,843	88,030,484,305	—	95,654,729,148

Liabilities
TBA Sales Commitments	—	(1,018,618,044)	—	(1,018,618,044)

	$7,624,244,843	$87,011,866,261	$—	$94,636,111,104

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	103

Statement of Assets and Liabilities

February 28, 2022

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$88,030,484,305
Affiliated(c)	7,624,244,843
Cash	30,978,381
Cash pledged:
Collateral — TBA commitments	47,431,000
Receivables:
Investments sold	339,882,459
Securities lending income — Affiliated	162,162
TBA sales commitments	1,010,810,222
Capital shares sold	66,685,567
Dividends	576,655
Interest	391,903,351

Total assets	97,543,158,945

LIABILITIES
Collateral on securities loaned, at value	1,145,014,050
TBA sales commitments, at value(d)	1,018,618,044
Payables:
Investments purchased	7,404,820,433
Capital shares redeemed	50,005,787
Investment advisory fees	2,239,334

Total liabilities	9,620,697,648

NET ASSETS	$87,922,461,297

NET ASSETS CONSIST OF:
Paid-in capital	$89,319,268,453
Accumulated loss	(1,396,807,156)

NET ASSETS	$87,922,461,297

Shares outstanding	796,800,000

Net asset value	$110.34

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$1,129,207,809
(b) Investments, at cost — Unaffiliated	$89,341,086,494
(c) Investments, at cost — Affiliated	$7,624,241,816
(d) Proceeds from TBA sales commitments	$1,010,810,222
See notes to financial statements.

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations

Year Ended February 28, 2022

iShares Core U.S. Aggregate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$8,060,842
Interest — Unaffiliated	1,558,309,695
Securities lending income — Affiliated — net	2,339,235
Other income — Unaffiliated	10,369

Total investment income	1,568,720,141

EXPENSES
Investment advisory fees	35,443,285
Professional fees	390

Total expenses	35,443,675

Less:
Investment advisory fees waived	(6,674,326)

Total expenses after fees waived	28,769,349

Net investment income	1,539,950,792

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(173,714,994)
Investments — Affiliated	(1,376,428)
In-kind redemptions — Unaffiliated	202,581,270

Net realized gain	27,489,848

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(4,047,372,374)
Investments — Affiliated	(1,568,967)

Net change in unrealized appreciation (depreciation)	(4,048,941,341)

Net realized and unrealized loss	(4,021,451,493)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,481,500,701)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	105

Statement of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,539,950,792	$1,596,125,212
Net realized gain	27,489,848	978,536,862
Net change in unrealized appreciation (depreciation)	(4,048,941,341)	(1,990,527,541)

Net increase (decrease) in net assets resulting from operations	(2,481,500,701)	584,134,533

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,536,535,082)	(1,641,318,127)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,982,209,116	10,602,390,316

NET ASSETS
Total increase in net assets	1,964,173,333	9,545,206,722
Beginning of year	85,958,287,964	76,413,081,242

End of year	$87,922,461,297	$85,958,287,964

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18

Net asset value, beginning of year	$115.40	$116.32	$107.07	$106.72	$108.75

Net investment income(a)	1.99	2.38	3.02	2.96	2.58
Net realized and unrealized gain (loss)(b)	(5.06)	(0.82)	9.24	0.31	(2.05)

Net increase (decrease) from investment operations	(3.07)	1.56	12.26	3.27	0.53

Distributions(c)
From net investment income	(1.99)	(2.48)	(3.01)	(2.92)	(2.56)

Total distributions	(1.99)	(2.48)	(3.01)	(2.92)	(2.56)

Net asset value, end of year	$110.34	$115.40	$116.32	$107.07	$106.72

Total Return(d)
Based on net asset value	(2.68)%	1.31%	11.61%	3.13%	0.47%

Ratios to Average Net Assets(e)
Total expenses	0.04%	0.04%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.03%	0.03%	0.05%	0.04%	0.04%

Net investment income	1.74%	2.03%	2.70%	2.80%	2.37%

Supplemental Data
Net assets, end of year (000)	$87,922,461	$85,958,288	$76,413,081	$58,023,694	$54,713,948

Portfolio turnover rate(f)(g)	163%	179%	108%	146%	252%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	107

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

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Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$1,557,537	$1,557,537		$—	$—
Barclays Capital, Inc.	122,401,988	122,401,988		—	—
BMO Capital Markets Corp.	1,315,570	1,315,570		—	—
BNP Paribas SA	7,674,860	7,674,860		—	—
BofA Securities, Inc.	484,258,993	484,258,993		—	—
Citigroup Global Markets, Inc.	18,501,508	18,501,508		—	—
Deutsche Bank Securities, Inc.	5,466,549	5,466,549		—	—
Goldman Sachs & Co. LLC	2,915,337	2,915,337		—	—
HSBC Securities (USA), Inc.	1,160,619	1,160,619		—	—
J.P. Morgan Securities LLC	419,433,408	419,433,408		—	—
Jefferies LLC	845,742	845,742		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,198,292	7,198,292		—	—
Morgan Stanley	27,583,295	27,583,295		—	—
Nomura Securities International, Inc.	1,585,711	1,585,711		—	—
Pershing LLC	1,460,334	1,460,334		—	—
RBC Capital Markets LLC	10,766,542	10,766,542		—	—
Scotia Capital (USA), Inc.	1,066,042	1,066,042		—	—
TD Securities (USA) LLC	4,540,484	4,540,484		—	—
Wells Fargo Securities LLC	9,474,998	9,474,998		—	—

	$1,129,207,809	$1,129,207,809		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.04%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statement of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Core U.S. Aggregate Bond	$6,674,326

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational

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Notes to Financial Statements  (continued)

costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended February 28, 2022, the Fund paid BTC $979,774 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. Aggregate Bond	$589,942,079	$763,007,640	$(25,675,342)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$141,040,068,910	$137,939,927,362	$3,553,887,512	$4,721,333,679

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$10,667,611,673	$6,151,102,716

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

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Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
Core U.S. Aggregate Bond	$202,564,503	$(202,564,503)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21
Core U.S. Aggregate Bond
Ordinary income	$1,536,535,082	$1,641,318,127

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core U.S. Aggregate Bond	$118,822,737	$(184,632,391)		$(1,330,997,502)		$(1,396,807,156)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$96,993,236,354	$882,828,969	$(2,229,143,997)	$(1,346,315,028)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency.

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Notes to Financial Statements  (continued)

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	126,600,000	$14,457,271,164	216,400,000	$25,437,149,368
Shares redeemed	(74,700,000)	(8,475,062,048)	(128,400,000)	(14,834,759,052)

Net increase	51,900,000	$5,982,209,116	88,000,000	$10,602,390,316

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

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Notes to Financial Statements  (continued)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Effective March 31, 2022, BFA reduced the investment advisory fee for the Fund from 0.04% to 0.03%.

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest
Core U.S. Aggregate Bond	$456,269,519

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends
Core U.S. Aggregate Bond	$1,543,365,647

The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends
Core U.S. Aggregate Bond	$1,488,971,137

I M P O R T A N T T A X I N F O R M A T I O N	117

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core U.S. Aggregate Bond ETF (the “Fund” or “ETF”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Aggregate Bond(a)	$1.972510	$—	$0.017444	$1.989954	99%	—%	1%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive and the Alternative Investment Fund Managers Regulations 2013 (as amended) and the “Guidelines on sound remuneration policies under the AIMFD” issued by the European Securities and Markets Authority (together the “Regulations”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). Rather, non-EU and non-UK managers are only required to comply with certain disclosure, reporting and transparency obligations of the Regulations if such managers market a fund to EU investors.

The Company has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Regulations to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

S U P P L E M E N T A L I N F O R M A T I O N	119

Supplemental Information (unaudited) (continued)

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of total & aggregate remuneration awarded by the company to its staff which has been attributed to the fund in respect of the company’s financial year ending December 31, 2021 were as follows:

iShares ETF	Total Remuneration	Fixed Remuneration	Variable Remuneration	No. of Beneficiaries	Senior Management Remuneration	Risk Taker Remuneration
Core U.S. Aggregate Bond	$8,198,912	$3,833,528	$4,365,384	661	$1,003,563	$103,717

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	121

Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	123

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

BAM	Build America Mutual Assurance Co.

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	125

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

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iS-AR-211-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•	iShares High Yield Bond Factor ETF | HYDB | Cboe BZX
•	iShares Investment Grade Bond Factor ETF | IGEB | Cboe BZX
•	iShares USD Bond Factor ETF | USBF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Despite rising U.S. Treasury yields and the emergence of geopolitical concerns, high-yield bonds delivered gains in the 12-month period that ended February 28, 2022. The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned -3.24% and 0.50%, respectively. High yield outpaced the domestic investment-grade market, as gauged by the -2.64% return of the Bloomberg U.S. Aggregate Bond Index.

High-yield bonds performed well for the majority of the reporting period, reflecting the favorable fundamental backdrop that was in place throughout 2021. As COVID-19 vaccines were rolled out and the economy steadily returned to a normal footing, growth and corporate earnings surged. Credit conditions improved in kind, boosting the outlook for below investment-grade companies. Rising oil prices also provided support by bolstering the profits and balance sheets of the many energy issuers represented in the high-yield space. Default rates across the asset class fell as a result, and the ratio of ratings upgrades to downgrades improved. Further, positive economic conditions raised the odds that many issues that had been downgraded into the high-yield market in 2020 would return to investment-grade status.

Supply-and-demand factors were an additional positive, with investors’ thirst for yield fueling steady inflows into the market. Much of the new supply came from issuers that refinanced existing debt to lengthen maturities or reduce their interest expense.

Perhaps most notably, high yield benefited from its lower degree of interest-rate sensitivity versus investment-grade bonds. This attribute was a positive at a time in which stronger growth and rising inflation prompted the U.S. Federal Reserve (“Fed”) to shift toward a tighter monetary policy. The Fed, in addition to reducing its stimulative quantitative easing program, indicated that it would begin raising interest rates in 2022. High-yield bonds, which tend to benefit from an improving growth outlook, held up much better in the face of rising rates than the fixed-income market as a whole.

The picture changed considerably in the final two months of the period following Russia’s invasion of Ukraine. The uncertainty surrounding the event, together with the disruptions it created in the economic outlook, weighed heavily on higher-risk assets across the board. High-yield bond prices fell sharply in response, leading to the largest downturn for the asset class since the coronavirus-driven slump of early 2020. Although the sell-off led to negative price performance for the indexes over the full 12 months, the shortfall was more than offset by contribution from income.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® High Yield Bond Factor ETF

Investment Objective

The iShares High Yield Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.63%	5.40%	0.63%	27.60%
Fund Market	0.96	5.47	0.96	28.00
Index	0.89	5.62	0.89	28.88
Bloomberg U.S. Corporate High Yield Index	0.64	4.88	0.64	24.70

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$973.70	$1.71		$1,000.00	$1,023.10	$1.76		0.35%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® High Yield Bond Factor ETF

Portfolio Management Commentary

High-yield defensive bonds posted a positive total return for the 12-month period ended February 28, 2022. This positive return was due to income, which outweighed the impact of falling prices. The Index outperformed the broader market, as represented by the Bloomberg U.S. Corporate High Yield Bond Index.

Positioning in the consumer cyclical sector, specifically a sector overweight in leisure and a sector underweight in automotive issues, helped results. An overweight in the basic industry sector also contributed. The Index’s slight underweight to BB rated securities and significant overweight to B rated issues contributed positively to performance.

Slight overweights in the energy and financial sectors were minor detractors. Additionally, an underweight to CCC rated bonds also detracted.

The Index’s shorter duration positioning detracted from its performance relative to the broad market during the summer of 2021. (Duration is a measure of interest rate sensitivity). However, this positioning made a positive contribution in the last four months of the period as markets priced in higher interest rates.

In terms of portfolio changes, the Index’s weightings in the basic industry and energy sectors increased and its holdings in consumer non-cyclicals declined. The Index’s holdings of BB-rated bonds fell, while its weighting in B-rated bonds rose in roughly equal measure. All of these changes were driven by the probability of default model, which informs the Index construction methodology.

As a result of the Index’s screening process based on probability of default and relative value, the portfolio was underweight on CCC rated bonds and overweight in B rated issues. In the early part of the reporting period, the Index had a slightly lower yield than the broader market. However, its yield tracked more closely from June 2021 onward. The Fund’s effective duration was consistently lower than that of the broad market for the entire reporting period.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Baa	3.2%
Ba	43.4
B	42.0
Caa	5.5
Not Rated	5.9

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	48.7%
5-10 Years	43.6
10-15 Years	2.7
15-20 Years	0.3
More than 20 Years	4.7

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® Investment Grade Bond Factor ETF

Investment Objective

The iShares Investment Grade Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment-grade corporate bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(3.57)%	4.10%	(3.57)%	20.47%
Fund Market	(3.25)	4.14	(3.25)	20.71
Index	(2.97)	4.24	(2.97)	21.22
Bloomberg U.S. Corporate Index	(3.40)	3.65	(3.40)	18.05

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$938.70	$0.87		$ 1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® Investment Grade Bond Factor ETF

Portfolio Management Commentary

Investment-grade corporate bonds experienced a negative total return in the 12-month period ended February 28, 2022, as the impact of falling prices offset the contribution from income. All three segments of the Index—industrials, financials and utilities—lost ground. The utilities sector was the weakest performer of the three, but the impact was relatively limited due to the sector’s smaller Index weighting of approximately 10%. All of the market’s downturn occurred in the final two months of the period, when the prospect of the Fed tightening monetary policy coupled with Russia’s invasion of Ukraine led to a broad risk-off tone in the markets. The Index underperformed the broader market, as represented by the Bloomberg US Corporate Bond Index.

In terms of performance relative to the Bloomberg US Corporate Bond Index, the Index’s sizable overweight in BBB rated bonds detracted from performance. Some of the shortfall was offset by an underweight in A rated issues.

Relative to the Bloomberg US Corporate Bond Index, the Index held the largest overweights in the consumer non-cyclical and technology sectors. The former sector lagged the broader market, while the latter modestly outperformed. The Index’s largest underweight was in the banking sector.

Over the reporting period, the index slightly increased holdings of bonds in the energy and technology sectors and reduced its weighting in securities issued by consumer cyclical companies. The increase in energy and technology reflected the probability of default risk model and the relative value of these securities. The Index first screens out issuers with higher probability of default, and then tilts towards securities which offer higher default-adjusted yield spreads.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	0.3%
Aa	1.2
A	11.5
Baa	81.2
Ba	4.7
Not Rated	1.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
0-1 Year	1.0%
1-5 Years	27.9
5-10 Years	36.3
10-15 Years	4.4
15-20 Years	11.2
More than 20 Years	19.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® USD Bond Factor ETF

Investment Objective

The iShares USD Bond Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the BlackRock USD Bond Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	(3.43)%
Fund Market	(3.35)
Index	(3.46)

For the fiscal period ended 2/28/22, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 10/12/21. The first day of secondary market trading was 10/14/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (10/12/21)	(a)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$965.70	$0.60		$ 1,000.00	$1,024.00	$0.80		0.16%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 139/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	30.6%
Aa	4.4
A	16.7
Baa	41.2
Ba	2.7
B	1.2
Caa	0.1
Not Rated	3.1

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)
1-5 Years	19.1%
5-10 Years	39.8
10-15 Years	2.0
15-20 Years	8.1
More than 20 Years	31.0

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$1,025	$1,032,154

Aerospace & Defense — 3.5%
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)	1,050	1,064,700
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 03/11/22)(a)	625	660,156
Spirit AeroSystems Inc. 5.50%, 01/15/25 (Call 10/15/22)(a)(b)	345	354,534
7.50%, 04/15/25 (Call 04/15/22)(a)	1,250	1,298,750
TransDigm Inc. 6.25%, 03/15/26 (Call 03/31/22)(a)	1,275	1,311,656
6.38%, 06/15/26 (Call 03/31/22)	850	866,549
8.00%, 12/15/25 (Call 04/08/22)(a)	235	245,392
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 03/31/22)	250	258,210

		6,059,947

Agriculture — 0.8%
Vector Group Ltd. 5.75%, 02/01/29 (Call 02/01/24)(a)	835	770,287
10.50%, 11/01/26 (Call 03/31/22)(a)	674	691,996

		1,462,283

Airlines — 3.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	1,320	1,281,713
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	640	596,086
American Airlines Inc., 11.75%, 07/15/25(a)	800	970,172
Azul Investments LLP, 7.25%, 06/15/26 (Call 06/15/24)(a)(b)	890	797,671
Delta Air Lines Inc. 4.38%, 04/19/28 (Call 01/19/28)(b)	515	515,000
7.38%, 01/15/26 (Call 12/15/25)(b)	885	993,280
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	595	580,420

		5,734,342

Auto Manufacturers — 2.8%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	360	377,586
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	1,291	1,349,095
Ford Motor Co. 5.29%, 12/08/46 (Call 06/08/46)	775	794,577
9.00%, 04/22/25 (Call 03/22/25)	50	57,969
9.63%, 04/22/30 (Call 01/22/30)	485	666,443
Jaguar Land Rover Automotive PLC 4.50%, 10/01/27 (Call 07/01/27)(a)	765	703,800
5.50%, 07/15/29 (Call 07/15/24)(a)	675	648,412
5.88%, 01/15/28 (Call 01/15/24)(a)	135	133,884
7.75%, 10/15/25 (Call 10/15/22)(a)	200	210,614

		4,942,380

Banks — 0.8%
Intesa Sanpaolo SpA 5.02%, 06/26/24(a)	300	308,755
5.71%, 01/15/26(a)	1,050	1,106,771

		1,415,526

Building Materials — 0.5%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	925	961,343

Chemicals — 2.6%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	735	739,594

Security	Par (000)	Value

Chemicals (continued)
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 03/16/22)(a)	$160	$163,000
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 03/31/22)(a)	715	715,765
Sasol Financing USA LLC 5.50%, 03/18/31 (Call 03/18/30)	200	191,600
5.88%, 03/27/24 (Call 02/27/24)	1,530	1,556,775
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 5.13%, 04/01/29 (Call 04/01/24)(a)	600	568,500
5.38%, 09/01/25 (Call 03/31/22)(a)	595	599,748

		4,534,982

Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	325	339,625

Commercial Services — 6.9%
ADT Security Corp. (The) 4.13%, 08/01/29 (Call 08/01/28)(a)(b)	700	660,002
4.88%, 07/15/32(a)(b)	950	885,875
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	871	779,048
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)(b)	745	765,026
Cimpress PLC, 7.00%, 06/15/26 (Call 03/31/22)(a)	770	762,300
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	645	661,125
Graham Holdings Co., 5.75%, 06/01/26 (Call 03/11/22)(a)	164	168,100
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	345	339,825
Nielsen Finance LLC/Nielsen Finance Co. 4.75%, 07/15/31 (Call 07/15/26)(a)	915	814,350
5.88%, 10/01/30 (Call 10/01/25)(a)	875	847,402
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(a)	410	418,200
5.75%, 04/15/26(a)	958	984,412
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	475	458,375
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	775	744,000
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/31/22)(a)	650	659,730
Sabre GLBL Inc. 7.38%, 09/01/25 (Call 09/01/22)(a)	940	974,268
9.25%, 04/15/25 (Call 03/16/25)(a)	480	541,325
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)(b)	535	546,016

		12,009,379

Computers — 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	710	676,275
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	570	599,925

		1,276,200

Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	635	638,867

Distribution & Wholesale — 0.5%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	835	856,919

Diversified Financial Services — 4.1%
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	350	362,688
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(b)	295	304,239
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	1,430	1,269,125
goeasy Ltd., 5.38%, 12/01/24 (Call 03/31/22)(a)	715	718,575

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	$855	$801,562
5.75%, 11/15/31 (Call 11/15/26)(a)	680	657,900
OneMain Finance Corp. 6.63%, 01/15/28 (Call 07/15/27)	95	101,499
6.88%, 03/15/25	780	832,334
7.13%, 03/15/26(b)	1,110	1,203,240
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	665	626,763
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	315	305,550

		7,183,475

Electric — 3.2%
Drax Finco PLC, 6.63%, 11/01/25 (Call 03/11/22)(a)	621	630,315
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	920	789,590
Series C, 5.35%, 07/15/47 (Call 01/15/47)	415	438,510
Mercury Chile Holdco LLC, 6.50%, 01/24/27 (Call 01/24/24)(a)	325	313,625
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	600	613,488
PG&E Corp. 5.00%, 07/01/28 (Call 07/01/23)(b)	1,375	1,361,250
5.25%, 07/01/30 (Call 07/01/25)(b)	220	218,532
Vistra Operations Co. LLC 5.50%, 09/01/26 (Call 03/11/22)(a)	730	742,713
5.63%, 02/15/27 (Call 03/11/22)(a)	455	465,879

		5,573,902

Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)(b)	505	517,625

Energy - Alternate Sources — 0.4%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)(b)	685	739,800

Engineering & Construction — 1.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	1,105	1,132,625
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(a)	310	306,581
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 09/18/22)(a)	1,200	1,221,696

		2,660,902

Entertainment — 3.9%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	1,014	998,537
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	1,285	1,332,416
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)	700	717,805
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	1,250	1,284,837
Live Nation Entertainment Inc. 4.88%, 11/01/24 (Call 03/31/22)(a)(b)	300	302,955
6.50%, 05/15/27 (Call 05/15/23)(a)	1,085	1,161,666
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	200	187,164
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)(b)	750	782,925

		6,768,305

Security	Par (000)	Value

Environmental Control — 1.3%
GFL Environmental Inc. 3.50%, 09/01/28 (Call 03/01/28)(a)	$998	$952,716
5.13%, 12/15/26 (Call 12/15/22)(a)	450	459,493
Stericycle Inc., 5.38%, 07/15/24 (Call 03/16/22)(a)	771	788,164

		2,200,373

Food — 3.1%
BRF GmbH, 4.35%, 09/29/26(a)(b)	300	295,653
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	225	248,708
Kraft Heinz Foods Co. 4.38%, 06/01/46 (Call 12/01/45)	1,125	1,153,125
4.88%, 10/01/49 (Call 04/01/49)	1,100	1,218,250
5.50%, 06/01/50 (Call 12/01/49)	485	580,788
6.88%, 01/26/39	440	580,800
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	810	832,522
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/16/22)(a)(b)	590	596,195

		5,506,041

Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.63%, 05/20/24 (Call 03/20/24)	695	708,900
5.75%, 05/20/27 (Call 02/20/27)	586	592,036
5.88%, 08/20/26 (Call 05/20/26)	115	117,375

		1,418,311

Health Care - Services — 0.8%
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 03/31/22)(a)	1,300	1,336,985

Holding Companies - Diversified — 1.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 05/15/27 (Call 11/15/26)	700	695,100
6.25%, 05/15/26 (Call 05/15/22)	975	983,497
6.38%, 12/15/25 (Call 03/31/22)	225	226,795

		1,905,392

Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	750	751,875
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	774	798,187
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	501	521,040

		2,071,102

Housewares — 0.2%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	375	419,224

Insurance — 0.5%
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	286	307,409
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	520	536,900

		844,309

Internet — 2.5%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	645	575,663
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 03/11/22)(a)	1,280	1,280,614
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	625	646,875
Uber Technologies Inc. 7.50%, 05/15/25 (Call 05/15/22)(a)	200	208,050
7.50%, 09/15/27 (Call 09/15/22)(a)	1,485	1,587,094

		4,298,296

Iron & Steel — 1.5%
Cleveland-Cliffs Inc. 5.88%, 06/01/27 (Call 06/01/22)(b)	660	679,866
6.75%, 03/15/26 (Call 03/31/22)(a)	525	553,318
9.88%, 10/17/25 (Call 10/17/22)(a)(b)	421	467,310

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	$833	$880,152

		2,580,646

Leisure Time — 3.2%
Carnival Corp. 7.63%, 03/01/26 (Call 03/01/24)(a)	1,015	1,043,410
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	565	634,212
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	850	954,125
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(a)	310	311,550
NCL Corp. Ltd., 5.88%, 02/15/27 (Call 02/15/24)(a)	343	343,429
Royal Caribbean Cruises Ltd. 5.50%, 08/31/26 (Call 02/28/26)(a)(b)	200	199,055
9.13%, 06/15/23 (Call 03/15/23)(a)	610	637,865
10.88%, 06/01/23 (Call 03/01/23)(a)	1,200	1,288,044
11.50%, 06/01/25 (Call 06/01/22)(a)(b)	110	121,517

		5,533,207

Lodging — 2.4%
Travel + Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)	855	816,525
6.63%, 07/31/26 (Call 04/30/26)(a)	830	886,025
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	805	832,241
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 05/30/23 (Call 02/28/23)(a)	650	652,652
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	150	148,500
5.50%, 03/01/25 (Call 12/01/24)(a)	775	785,994

		4,121,937

Machinery — 1.0%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	690	670,507
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	1,200	1,101,000

		1,771,507

Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	525	527,625

Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	325	298,805
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)(b)	1,295	1,294,560
DISH DBS Corp. 7.38%, 07/01/28 (Call 07/01/23)(b)	1,055	999,001
7.75%, 07/01/26	1,125	1,139,276
5.13%, 06/01/29	715	603,281
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)	355	353,225
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	1,200	1,188,000
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	1,355	1,294,025

		7,170,173

Mining — 4.8%
Arconic Corp. 6.00%, 05/15/25 (Call 05/15/22)(a)	200	206,000
6.13%, 02/15/28 (Call 02/15/23)(a)	1,185	1,211,662
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	335	295,537
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	680	686,800
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(a)	715	672,214
First Quantum Minerals Ltd. 6.88%, 03/01/26 (Call 03/11/22)(a)(b)	730	750,075
7.50%, 04/01/25 (Call 03/11/22)(a)	1,280	1,308,378
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)(b)	830	853,008

Security	Par (000)	Value

Mining (continued)
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)(b)	$585	$613,519
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)(b)	615	561,237
Stillwater Mining Co. 4.00%, 11/16/26 (Call 11/16/23)(a)	625	596,375
4.50%, 11/16/29 (Call 11/16/25)(a)	775	708,117

		8,462,922

Office & Business Equipment — 0.3%
Pitney Bowes Inc. 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	345	324,697
7.25%, 03/15/29 (Call 03/15/24)(a)	305	289,491

		614,188

Oil & Gas — 7.4%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	836	904,995
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	370	364,561
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/31/22)(a)	900	950,724
Energean PLC, 6.50%, 04/30/27 (Call 10/30/23)(a)	625	590,313
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	1,060	1,145,033
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	400	423,000
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(a)	680	669,800
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 03/11/22)(a)	180	184,275
Matador Resources Co., 5.88%, 09/15/26 (Call 03/16/22)	1,363	1,383,445
Moss Creek Resources Holdings Inc. 7.50%, 01/15/26 (Call 03/31/22)(a)	225	199,125
10.50%, 05/15/27 (Call 05/15/22)(a)	675	636,188
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(a)	345	351,038
Occidental Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)	1,502	1,614,199
6.95%, 07/01/24	760	824,600
7.88%, 09/15/31	450	556,569
8.50%, 07/15/27 (Call 01/15/27)	361	435,005
Patterson UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	450	430,068
PDC Energy Inc., 5.75%, 05/15/26 (Call 03/31/22)(b)	540	548,100
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/22)	750	774,180

		12,985,218

Oil & Gas Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/28 (Call 04/01/23)(a)	270	270,000
6.88%, 04/01/27 (Call 04/01/22)(a)	630	646,720
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	340	343,985
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	190	186,984
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 03/31/22)	925	928,931
6.88%, 09/01/27 (Call 09/01/22)(b)	520	520,364

		2,896,984

Packaging & Containers — 0.4%
Berry Global Inc., 5.63%, 07/15/27 (Call 07/15/22)(a)	635	650,621

Pharmaceuticals — 0.8%
Bausch Health Companies Inc., 9.00%, 12/15/25 (Call 03/31/22)(a)	835	861,094
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	541	496,367

		1,357,461

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2022	iShares® High Yield Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 03/01/27 (Call 03/16/22)(a)(b)	$725	$738,442
7.88%, 05/15/26 (Call 05/15/23)(a)	680	731,000
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	340	332,421
EnLink Midstream Partners LP 4.15%, 06/01/25 (Call 03/01/25)	730	730,913
4.40%, 04/01/24 (Call 01/01/24)	670	682,397
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48)(b)	425	414,375
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	1,075	1,007,812
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/31/22)	725	721,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)	860	911,600
Western Midstream Operating LP, 5.75%, 02/01/50 (Call 08/01/49)	1,080	1,098,900

		7,369,235

Real Estate — 1.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	850	888,250
WeWork Companies Inc., 7.88%, 05/01/25(a)	950	859,750

		1,748,000

Real Estate Investment Trusts — 4.9%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	680	613,700
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/27 (Call 10/01/23)(a)	55	51,288
5.75%, 05/15/26 (Call 05/15/22)(a)	1,430	1,414,685
Iron Mountain Inc. 5.25%, 03/15/28 (Call 12/27/22)(a)	100	100,026
5.63%, 07/15/32 (Call 07/15/26)(a)	275	272,022
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.88%, 05/15/29 (Call 05/15/24)(a)	100	96,375
5.88%, 10/01/28 (Call 10/01/23)(a)	910	926,726
7.50%, 06/01/25 (Call 06/01/22)(a)	480	501,600
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	665	624,388
Service Properties Trust 4.35%, 10/01/24 (Call 09/01/24)	1,085	1,045,929
4.75%, 10/01/26 (Call 08/01/26)	595	550,262
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 03/31/22)(a)	460	479,216
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 4.75%, 04/15/28 (Call 04/15/24)(a)	450	428,339
6.50%, 02/15/29 (Call 02/15/24)(a)	930	861,896
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	612	630,360

		8,596,812

Retail — 2.9%
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(a)(b)	325	338,423
Bath & Body Works Inc. 6.75%, 07/01/36	585	638,059
6.88%, 11/01/35	1,045	1,154,965
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)(b)	815	596,987
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	366	383,385
FirstCash Inc. 4.63%, 09/01/28 (Call 09/01/23)(a)	670	632,534

Security	Par/ Shares (000)	Value

Retail (continued)
5.63%, 01/01/30 (Call 01/01/25)(a)	$725	$719,925
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	575	506,000
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	120	108,703

		5,078,981

Semiconductors — 0.3%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(a)(b)	550	570,004

Software — 0.3%
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	640	614,400

Telecommunications — 5.7%
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	975	970,125
Embarq Corp., 8.00%, 06/01/36	632	624,100
Frontier Communications Holdings LLC 5.00%, 05/01/28 (Call 05/01/24)(a)	731	709,618
6.00%, 01/15/30 (Call 10/15/24)(a)	994	925,911
Hughes Satellite Systems Corp. 5.25%, 08/01/26	670	687,782
6.63%, 08/01/26(b)	639	665,544
Sprint Capital Corp., 8.75%, 03/15/32	455	631,313
Sprint Corp. 7.13%, 06/15/24	590	637,943
7.63%, 02/15/25 (Call 11/15/24)	1,055	1,168,534
7.88%, 09/15/23(b)	130	139,750
Telesat Canada/Telesat LLC 4.88%, 06/01/27 (Call 12/01/22)(a)	322	228,620
5.63%, 12/06/26 (Call 12/06/23)(a)	865	635,775
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	995	497,500
ViaSat Inc. 5.63%, 09/15/25 (Call 03/11/22)(a)	750	716,565
5.63%, 04/15/27 (Call 04/15/22)(a)	765	764,212

		10,003,292

Trucking & Leasing — 0.9%
Fortress Transportation and Infrastructure Investors LLC 5.50%, 05/01/28 (Call 05/01/24)(a)(b)	135	128,925
6.50%, 10/01/25 (Call 03/31/22)(a)	1,085	1,098,562
9.75%, 08/01/27 (Call 08/01/23)(a)	301	330,348

		1,557,835

Total Corporate Bonds & Notes — 96.6% (Cost: $173,716,626)		168,919,037

Short-Term Investments

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	16,906	16,908,997
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(c)(d)	4,590	4,590,000

		21,498,997

Total Short-Term Investments — 12.3% (Cost: $21,498,833)		21,498,997

Total Investments in Securities — 108.9% (Cost: $195,215,459)		190,418,034

Other Assets, Less Liabilities — (8.9)%		(15,505,290)

Net Assets — 100.0%		$174,912,744

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® High Yield Bond Factor ETF

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,316,854	$8,599,546	(a)	$—	$(5,856)	$(1,547)	$16,908,997	16,906	$53,218	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,771,000	2,819,000	(a)	—	—	—	4,590,000	4,590	288		—

					$(5,856)	$(1,547)	$21,498,997		$53,506		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$168,919,037	$—	$168,919,037
Money Market Funds	21,498,997	—	—	21,498,997

	$21,498,997	$168,919,037	$—	$190,418,034

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.38%, 03/01/41 (Call 09/01/40)	$205	$191,908

Aerospace & Defense — 2.6%
Boeing Co. (The) 4.88%, 05/01/25 (Call 04/01/25)	59	62,722
5.04%, 05/01/27 (Call 03/01/27)	765	831,056
5.15%, 05/01/30 (Call 02/01/30)	420	463,908
5.93%, 05/01/60 (Call 11/01/59)	715	849,004
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	915	987,144
Northrop Grumman Corp., 4.75%, 06/01/43	185	212,894
Raytheon Technologies Corp. 4.50%, 06/01/42	35	39,143
4.88%, 10/15/40	675	778,633

		4,224,504

Agriculture — 2.3%
Altria Group Inc. 4.80%, 02/14/29 (Call 11/14/28)	16	17,285
5.38%, 01/31/44	598	623,967
5.80%, 02/14/39 (Call 08/14/38)	618	677,490
5.95%, 02/14/49 (Call 08/14/48)	61	67,759
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	496	499,189
4.91%, 04/02/30 (Call 01/02/30)	49	52,316
5.28%, 04/02/50 (Call 07/01/22)	210	213,030
Philip Morris International Inc., 6.38%, 05/16/38	605	781,152
Reynolds American Inc. 5.70%, 08/15/35 (Call 02/15/35)	231	252,400
5.85%, 08/15/45 (Call 12/01/30)	558	603,760

		3,788,348

Apparel — 0.1%
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	210	199,791

Auto Parts & Equipment — 0.1%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	103	107,240

Banks — 3.3%
Bank of America Corp. 3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	23	23,753
4.45%, 03/03/26	220	234,416
Citigroup Inc. 4.60%, 03/09/26	304	324,210
8.13%, 07/15/39	519	811,909
Discover Bank, 4.65%, 09/13/28 (Call 06/13/28)	250	270,698
Fifth Third Bancorp., 3.65%, 01/25/24 (Call 12/25/23)	815	837,835
HSBC Holdings PLC 3.90%, 05/25/26	595	618,119
4.25%, 08/18/25	215	223,383
4.30%, 03/08/26	745	787,478
Morgan Stanley, Series F, 3.88%, 04/29/24	36	37,222
SVB Financial Group, 3.13%, 06/05/30 (Call 03/05/30)	210	211,106
Truist Financial Corp., 2.20%, 03/16/23 (Call 02/13/23)	806	810,454
Wells Fargo & Co., 3.00%, 02/19/25	200	203,822

		5,394,405

Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	605	674,264

Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc. 4.60%, 06/01/60 (Call 12/01/59)	$125	$136,625
5.45%, 01/23/39 (Call 07/23/38)	155	184,654
8.20%, 01/15/39	287	438,242
Constellation Brands Inc., 4.25%, 05/01/23	630	647,472
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)	685	725,195
4.60%, 05/25/28 (Call 02/25/28)	390	425,529

		3,231,981

Biotechnology — 2.7%
Amgen Inc. 4.40%, 05/01/45 (Call 11/01/44)	334	354,871
4.40%, 02/22/62 (Call 09/15/25)	20	21,028
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	745	777,543
Gilead Sciences Inc. 4.80%, 04/01/44 (Call 10/01/43)	650	738,169
5.65%, 12/01/41 (Call 06/01/41)	310	386,561
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	245	232,231
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	950	848,536
Royalty Pharma PLC 1.20%, 09/02/25 (Call 08/02/25)	575	546,052
3.35%, 09/02/51 (Call 03/02/51)	310	259,695
3.55%, 09/02/50 (Call 03/02/50)	165	143,208

		4,307,894

Building Materials — 0.6%
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	625	583,961
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	340	345,880
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	15	15,709

		945,550

Chemicals — 1.3%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	240	245,154
Dow Chemical Co. (The), 5.55%, 11/30/48 (Call 05/30/48)	335	422,238
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	295	350,698
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	540	573,400
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	300	329,774
LYB International Finance III LLC, 3.80%, 10/01/60 (Call 04/01/60)(b)	145	129,710
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	75	78,720

		2,129,694

Commercial Services — 1.8%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	550	505,276
Global Payments Inc. 2.90%, 05/15/30 (Call 02/15/30)	220	211,675
3.20%, 08/15/29 (Call 05/15/29)	209	206,305
4.00%, 06/01/23 (Call 05/01/23)	145	148,569
4.15%, 08/15/49 (Call 02/15/49)	58	57,154
4.80%, 04/01/26 (Call 01/01/26)	440	471,874
Quanta Services Inc. 2.35%, 01/15/32 (Call 10/15/31)	130	118,005
2.90%, 10/01/30 (Call 07/01/30)	790	757,531
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	410	426,445

		2,902,834

Computers — 1.6%
Apple Inc., 3.00%, 02/09/24 (Call 12/09/23)	500	512,045
HP Inc. 2.65%, 06/17/31 (Call 03/17/31)	580	544,419
3.40%, 06/17/30 (Call 03/17/30)	125	126,218

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
6.00%, 09/15/41	$267	$318,968
Leidos Inc. 2.95%, 05/15/23 (Call 04/15/23)	200	202,416
4.38%, 05/15/30 (Call 02/15/30)	635	674,192
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	215	202,029

		2,580,287

Diversified Financial Services — 2.2%
Capital One Financial Corp. 3.20%, 02/05/25 (Call 01/05/25)	590	602,278
3.75%, 03/09/27 (Call 02/09/27)(b)	685	715,421
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	770	807,565
Raymond James Financial Inc. 3.75%, 04/01/51 (Call 10/01/50)	15	14,865
4.95%, 07/15/46	435	500,282
Synchrony Financial 3.95%, 12/01/27 (Call 09/01/27)	570	587,192
5.15%, 03/19/29 (Call 12/19/28)	325	353,356

		3,580,959

Electric — 10.1%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	85	87,577
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	215	219,790
3.80%, 06/01/29 (Call 03/01/29)	570	595,762
Commonwealth Edison Co. 3.00%, 03/01/50 (Call 09/01/49)	110	100,113
4.00%, 03/01/48 (Call 09/01/47)	100	106,665
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	560	601,261
Consolidated Edison Co. of New York Inc. 3.60%, 06/15/61 (Call 12/15/60)	550	511,437
Series C, 3.00%, 12/01/60 (Call 06/01/60)	320	263,684
Consumers Energy Co., 3.10%, 08/15/50 (Call 02/15/50)	115	109,051
DTE Electric Co., 2.95%, 03/01/50 (Call 09/01/49)	45	40,946
Duke Energy Carolinas LLC, 3.95%, 03/15/48 (Call 09/15/47)	270	280,522
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	480	482,281
Duke Energy Florida LLC, 3.40%, 10/01/46 (Call 04/01/46)	255	245,236
Duke Energy Indiana LLC 2.75%, 04/01/50 (Call 10/01/49)	480	407,562
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	170	156,524
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	230	240,301
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	260	288,633
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	89	91,532
4.75%, 06/15/46 (Call 12/15/45)	725	765,132
Entergy Louisiana LLC 4.00%, 03/15/33 (Call 12/15/32)	740	798,205
4.20%, 09/01/48 (Call 03/01/48)	160	174,313
Evergy Inc. 2.45%, 09/15/24 (Call 08/15/24)	210	209,900
2.90%, 09/15/29 (Call 06/15/29)	560	555,361
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	190	182,344
Exelon Corp. 3.95%, 06/15/25 (Call 03/15/25)	500	520,096
4.05%, 04/15/30 (Call 01/15/30)	770	817,091
Florida Power & Light Co. 3.15%, 10/01/49 (Call 04/01/49)	90	85,794
3.70%, 12/01/47 (Call 06/01/47)	133	136,730
3.95%, 03/01/48 (Call 09/01/47)	525	565,132
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	750	758,334

Security	Par (000)	Value

Electric (continued)
Georgia Power Co., 4.30%, 03/15/42	$70	$73,038
Kentucky Utilities Co., 3.30%, 06/01/50 (Call 12/01/49)	213	199,983
OGE Energy Corp., 0.70%, 05/26/23 (Call 03/31/22)	365	359,436
Oncor Electric Delivery Co. LLC, 3.80%, 06/01/49 (Call 12/01/48)	240	251,350
Public Service Enterprise Group Inc. 0.84%, 11/08/23 (Call 05/08/22)	300	296,032
2.88%, 06/15/24 (Call 05/15/24)	600	611,606
San Diego Gas & Electric Co., Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	485	434,474
Sempra Energy 3.25%, 06/15/27 (Call 03/15/27)(b)	120	122,601
3.40%, 02/01/28 (Call 12/11/50)	655	674,466
4.00%, 02/01/48 (Call 08/01/47)	80	80,367
Southern California Edison Co. 2.85%, 08/01/29 (Call 05/01/29)	65	63,967
4.00%, 04/01/47 (Call 10/01/46)	770	760,296
Series A, 4.20%, 03/01/29 (Call 12/01/28)	141	149,579
Series B, 4.88%, 03/01/49 (Call 09/01/48)	208	228,182
Series C, 4.13%, 03/01/48 (Call 09/01/47)	125	126,034
Southern Co. (The) 2.95%, 07/01/23 (Call 05/01/23)	250	253,064
3.25%, 07/01/26 (Call 04/01/26)	351	359,915
4.40%, 07/01/46 (Call 01/01/46)	700	733,422
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	245	212,380

		16,387,501

Electronics — 0.8%
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	135	147,508
TD SYNNEX Corp. 1.25%, 08/09/24 (Call 08/09/22)(c)	300	291,147
1.75%, 08/09/26 (Call 07/09/26)(c)	295	280,121
2.38%, 08/09/28 (Call 06/09/28)(b)(c)	230	214,406
2.65%, 08/09/31 (Call 05/09/31)(c)	220	199,822
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	115	123,908

		1,256,912

Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	225	239,012

Food — 2.2%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	90	93,753
4.15%, 03/15/28 (Call 12/15/27)	730	780,915
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	615	705,710
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	525	549,518
Kellogg Co. 3.25%, 04/01/26	80	82,101
4.30%, 05/15/28 (Call 02/15/28)	125	136,177
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	362	503,644
Tyson Foods Inc., 3.95%, 08/15/24 (Call 05/15/24)	690	717,665

		3,569,483

Gas — 1.0%
National Fuel Gas Co. 2.95%, 03/01/31 (Call 12/01/30)	185	174,095
5.50%, 01/15/26 (Call 12/15/25)	290	314,167
NiSource Inc. 3.60%, 05/01/30 (Call 02/01/30)	310	316,786
4.38%, 05/15/47 (Call 11/15/46)	699	730,896

		1,535,944

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 2.8%
Boston Scientific Corp., 3.45%, 03/01/24 (Call 02/01/24)	$670	$686,942
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	560	567,056
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	123	133,286
PerkinElmer Inc. 2.25%, 09/15/31 (Call 06/15/31)	230	210,403
3.30%, 09/15/29 (Call 06/15/29)	683	685,838
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	910	826,109
STERIS Irish FinCo UnLtd Co. 2.70%, 03/15/31 (Call 12/15/30)	305	289,739
3.75%, 03/15/51 (Call 09/15/50)	270	259,487
Zimmer Biomet Holdings Inc. 2.60%, 11/24/31 (Call 08/24/31)	470	443,659
3.55%, 04/01/25 (Call 01/01/25)(b)	430	442,170

		4,544,689

Health Care - Services — 2.9%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	790	800,474
Anthem Inc. 4.10%, 03/01/28 (Call 12/01/27)	61	65,262
4.65%, 01/15/43	190	213,069
HCA Inc. 5.13%, 06/15/39 (Call 12/15/38)	730	813,545
5.25%, 06/15/49 (Call 12/15/48)	25	28,438
5.50%, 06/15/47 (Call 12/15/46)	375	438,715
Humana Inc. 3.13%, 08/15/29 (Call 05/15/29)	180	180,924
3.95%, 03/15/27 (Call 12/15/26)	132	139,472
4.95%, 10/01/44 (Call 04/01/44)	330	383,553
Laboratory Corp. of America Holdings 3.60%, 02/01/25 (Call 11/01/24)	645	663,019
3.60%, 09/01/27 (Call 06/01/27)	203	210,966
4.70%, 02/01/45 (Call 08/01/44)	93	102,478
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	185	197,959
Universal Health Services Inc. 1.65%, 09/01/26 (Call 08/01/26)(c)	400	379,840
2.65%, 01/15/32 (Call 10/15/31)(c)	150	139,603

		4,757,317

Holding Companies - Diversified — 2.1%
Ares Capital Corp. 3.20%, 11/15/31 (Call 08/15/31)	210	189,787
3.88%, 01/15/26 (Call 12/15/25)	798	809,047
FS KKR Capital Corp. 3.13%, 10/12/28 (Call 08/12/28)(b)	115	106,847
3.40%, 01/15/26 (Call 12/15/25)	780	766,144
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(b)	230	225,551
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	260	246,298
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	230	220,854
Owl Rock Capital Corp. 3.40%, 07/15/26 (Call 06/15/26)	500	479,078
3.75%, 07/22/25 (Call 06/22/25)	185	182,385
4.25%, 01/15/26 (Call 12/15/25)	250	252,028

		3,478,019

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	85	94,764

Insurance — 3.5%
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	215	219,307
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	115	123,230

Security	Par (000)	Value

Insurance (continued)
American International Group Inc. 3.75%, 07/10/25 (Call 04/10/25)	$315	$327,656
3.88%, 01/15/35 (Call 07/15/34)	34	35,627
3.90%, 04/01/26 (Call 01/01/26)	694	730,554
4.50%, 07/16/44 (Call 01/16/44)	190	210,797
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(b)	349	364,465
Brown & Brown Inc., 2.38%, 03/15/31 (Call 12/15/30)(b)	290	269,972
CNA Financial Corp. 3.45%, 08/15/27 (Call 12/09/23)	110	114,015
3.90%, 05/01/29 (Call 02/01/29)	125	132,747
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	555	520,004
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	240	237,230
Fidelity National Financial Inc. 2.45%, 03/15/31 (Call 12/15/30)(b)	255	237,791
3.40%, 06/15/30 (Call 03/15/30)	240	240,477
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	285	260,157
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	120	131,059
Jackson Financial Inc. 1.13%, 11/22/23(b)(c)	250	245,942
3.13%, 11/23/31 (Call 08/23/31)(c)	211	202,457
4.00%, 11/23/51 (Call 05/23/51)(c)	211	189,517
Markel Corp. 3.45%, 05/07/52 (Call 11/07/51)	235	216,722
4.15%, 09/17/50 (Call 03/17/50)	15	15,573
5.00%, 05/20/49 (Call 11/20/48)	195	226,683
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	260	245,805
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	95	102,368
Willis North America Inc., 4.50%, 09/15/28 (Call 06/15/28)	128	136,424

		5,736,579

Internet — 0.4%
Booking Holdings Inc. 3.60%, 06/01/26 (Call 03/01/26)	35	36,613
4.63%, 04/13/30 (Call 01/13/30)	60	67,073
eBay Inc., 3.45%, 08/01/24 (Call 05/01/24)	450	461,986

		565,672

Lodging — 0.7%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	250	273,591
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	720	777,418

		1,051,009

Machinery — 0.9%
John Deere Capital Corp., 2.80%, 03/06/23	500	507,020
Westinghouse Air Brake Technologies Corp. 4.40%, 03/15/24 (Call 02/15/24)	205	212,376
4.95%, 09/15/28 (Call 06/15/28)	695	755,524

		1,474,920

Manufacturing — 0.6%
General Electric Co. 5.88%, 01/14/38	150	186,877
6.75%, 03/15/32	457	589,938
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	255	251,111

		1,027,926

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.85%, 04/01/61 (Call 10/01/60)(b)	$60	$49,834
5.38%, 04/01/38 (Call 10/01/37)	179	187,230
5.38%, 05/01/47 (Call 11/01/46)	275	290,197
6.38%, 10/23/35 (Call 04/23/35)	515	615,555
6.48%, 10/23/45 (Call 04/23/45)	625	746,776
Comcast Corp. 2.94%, 11/01/56 (Call 05/01/56)(c)	410	345,086
2.99%, 11/01/63 (Call 05/01/63)(c)	405	337,200
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	50	54,572
5.48%, 01/25/39 (Call 07/25/38)	685	798,631
5.58%, 01/25/49 (Call 07/25/48)	175	210,550
Time Warner Cable LLC 6.55%, 05/01/37	285	342,536
6.75%, 06/15/39	644	781,672
Walt Disney Co. (The), 6.20%, 12/15/34	190	245,337

		5,005,176

Mining — 1.4%
Freeport-McMoRan Inc. 4.63%, 08/01/30 (Call 08/01/25)	670	691,668
5.45%, 03/15/43 (Call 09/15/42)	30	34,505
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	473	544,279
Southern Copper Corp. 5.25%, 11/08/42	15	17,464
5.88%, 04/23/45	403	501,957
6.75%, 04/16/40	350	454,303

		2,244,176

Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	885	859,689

Oil & Gas — 2.0%
Canadian Natural Resources Ltd. 2.95%, 01/15/23 (Call 12/15/22)	760	767,788
3.85%, 06/01/27 (Call 03/01/27)	790	823,929
Coterra Energy Inc. 3.90%, 05/15/27 (Call 02/15/27)(c)	245	255,290
4.38%, 06/01/24 (Call 03/01/24)(c)	335	347,436
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	730	735,823
Pioneer Natural Resources Co., 2.15%, 01/15/31 (Call 10/15/30)	375	345,900

		3,276,166

Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	214	223,825
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	668	643,047

		866,872

Pharmaceuticals — 6.0%
AbbVie Inc. 3.20%, 05/14/26 (Call 02/14/26)	625	640,893
3.25%, 10/01/22 (Call 07/01/22)	780	785,195
4.25%, 11/14/28 (Call 08/14/28)	380	410,307
4.50%, 05/14/35 (Call 11/14/34)	387	430,061
4.70%, 05/14/45 (Call 11/14/44)	290	321,450
AmerisourceBergen Corp., 2.70%, 03/15/31 (Call 12/15/30)	845	814,049

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC 4.00%, 09/18/42	$55	$59,796
6.45%, 09/15/37	505	685,370
Becton Dickinson and Co. 3.70%, 06/06/27 (Call 03/06/27)	486	509,445
3.73%, 12/15/24 (Call 09/15/24)	494	510,760
4.67%, 06/06/47 (Call 12/06/46)	55	61,703
Cigna Corp. 3.40%, 03/15/50 (Call 09/15/49)	100	91,476
4.38%, 10/15/28 (Call 07/15/28)	810	877,931
4.80%, 07/15/46 (Call 01/16/46)	630	703,136
CVS Health Corp. 3.25%, 08/15/29 (Call 05/15/29)	515	523,920
4.30%, 03/25/28 (Call 12/25/27)	355	383,242
4.78%, 03/25/38 (Call 09/25/37)	744	831,987
5.13%, 07/20/45 (Call 01/20/45)	312	361,238
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	260	266,867
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	235	264,898
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	105	120,885

		9,654,609

Pipelines — 6.7%
Boardwalk Pipelines LP 3.40%, 02/15/31 (Call 11/15/30)	220	214,783
3.60%, 09/01/32 (Call 12/15/46)	205	202,818
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	535	567,322
Enbridge Inc. 2.50%, 01/15/25 (Call 12/15/24)	102	102,119
5.50%, 12/01/46 (Call 05/01/38)	80	98,188
Enterprise Products Operating LLC 3.35%, 03/15/23 (Call 12/15/22)	850	860,640
4.85%, 03/15/44 (Call 09/15/43)	380	414,315
5.10%, 02/15/45 (Call 08/15/44)	300	335,532
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	650	692,622
5.30%, 12/01/34 (Call 06/01/34)	351	393,586
5.55%, 06/01/45 (Call 12/01/44)	421	483,147
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	330	311,672
MPLX LP 4.50%, 04/15/38 (Call 10/15/37)	760	782,082
4.88%, 06/01/25 (Call 03/01/25)	315	335,389
5.20%, 03/01/47 (Call 09/01/46)	275	302,884
ONEOK Inc. 3.40%, 09/01/29 (Call 06/01/29)	565	557,424
4.55%, 07/15/28 (Call 04/15/28)	575	612,427
5.20%, 07/15/48 (Call 01/15/48)	30	32,690
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	779	814,236
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	115	121,429
4.63%, 03/01/34 (Call 12/01/33)(b)	50	54,529
4.88%, 01/15/26 (Call 10/15/25)	500	540,651
7.63%, 01/15/39(b)	388	554,255
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(b)	190	223,912
Williams Companies Inc. (The) 4.00%, 09/15/25 (Call 06/15/25)	520	541,631
5.10%, 09/15/45 (Call 03/15/45)	50	55,123

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.30%, 04/15/40	$502	$617,121

		10,822,527

Real Estate Investment Trusts — 6.6%
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	85	89,769
American Tower Corp. 2.70%, 04/15/31 (Call 01/15/31)	130	122,249
3.38%, 10/15/26 (Call 07/15/26)	147	150,772
3.80%, 08/15/29 (Call 05/15/29)	208	214,766
4.00%, 06/01/25 (Call 03/01/25)	310	322,756
5.00%, 02/15/24	525	552,350
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	590	602,546
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	105	108,583
3.70%, 06/15/26 (Call 03/15/26)	120	123,881
4.45%, 02/15/26 (Call 11/15/25)	355	375,328
Digital Realty Trust LP 3.70%, 08/15/27 (Call 05/15/27)(b)	560	585,752
4.45%, 07/15/28 (Call 04/15/28)	231	248,761
Equinix Inc. 2.15%, 07/15/30 (Call 04/15/30)	345	312,825
3.20%, 11/18/29 (Call 08/18/29)	571	563,258
3.40%, 02/15/52 (Call 08/15/51)	205	184,471
GLP Capital LP/GLP Financing II Inc. 3.25%, 01/15/32 (Call 10/15/31)	20	18,773
5.25%, 06/01/25 (Call 03/01/25)	340	358,272
5.30%, 01/15/29 (Call 10/15/28)	555	603,356
Healthcare Trust of America Holdings LP 2.00%, 03/15/31 (Call 12/15/30)	570	516,722
3.10%, 02/15/30 (Call 11/15/29)	270	267,485
3.75%, 07/01/27 (Call 04/01/27)	125	131,366
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	260	269,107
Invitation Homes Operating Partnership LP 2.00%, 08/15/31 (Call 05/15/31)	290	258,297
2.30%, 11/15/28 (Call 09/15/28)	250	236,161
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)(b)	130	136,749
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	180	168,818
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	640	602,061
Ventas Realty LP 2.50%, 09/01/31 (Call 06/01/31)	220	207,690
4.40%, 01/15/29 (Call 10/15/28)	560	608,632
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	735	769,494
4.25%, 04/15/28 (Call 01/15/28)	291	313,111
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	435	464,424
WP Carey Inc., 2.40%, 02/01/31 (Call 11/01/30)	225	210,949

		10,699,534

Retail — 2.6%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	115	123,834
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(b)	110	115,780
Dick’s Sporting Goods Inc. 3.15%, 01/15/32 (Call 10/15/31)	460	442,128
4.10%, 01/15/52 (Call 07/15/51)	455	398,186
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	185	192,817
4.20%, 05/15/28 (Call 02/15/28)	690	736,661

Security	Par (000)	Value

Retail (continued)
McDonald’s Corp. 4.70%, 12/09/35 (Call 06/09/35)	$175	$198,170
4.88%, 12/09/45 (Call 06/09/45)	100	113,384
O’Reilly Automotive Inc. 3.90%, 06/01/29 (Call 03/01/29)	115	120,754
4.35%, 06/01/28 (Call 03/01/28)	95	102,465
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	245	261,369
Starbucks Corp., 3.10%, 03/01/23 (Call 02/01/23)	505	512,703
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	608	630,559
4.80%, 11/18/44 (Call 05/18/44)	310	338,880

		4,287,690

Semiconductors — 5.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	296	308,195
Broadcom Inc. 4.11%, 09/15/28 (Call 06/15/28)	269	282,625
4.70%, 04/15/25 (Call 03/15/25)	215	228,830
4.75%, 04/15/29 (Call 01/15/29)	329	357,508
5.00%, 04/15/30 (Call 01/15/30)	700	772,921
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	625	659,569
Marvell Technology Inc. 2.45%, 04/15/28 (Call 02/15/28)	565	544,818
2.95%, 04/15/31 (Call 01/15/31)	445	428,596
Microchip Technology Inc. 4.25%, 09/01/25 (Call 09/01/22)	385	395,120
4.33%, 06/01/23 (Call 05/01/23)	535	550,276
Micron Technology Inc. 4.66%, 02/15/30 (Call 11/15/29)	405	435,335
4.98%, 02/06/26 (Call 12/06/25)	93	99,875
5.33%, 02/06/29 (Call 11/06/28)	150	167,141
NXP BV/NXP Funding LLC 4.88%, 03/01/24 (Call 02/01/24)(c)	737	772,661
5.35%, 03/01/26 (Call 01/01/26)(b)(c)	220	241,078
5.55%, 12/01/28 (Call 09/01/28)(c)	55	62,517
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	690	697,762
Skyworks Solutions Inc. 0.90%, 06/01/23 (Call 06/01/22)	200	197,289
1.80%, 06/01/26 (Call 05/01/26)	407	388,629
3.00%, 06/01/31 (Call 03/01/31)	170	157,819
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	540	549,473

		8,298,037

Shipbuilding — 0.5%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)(c)	260	244,769
3.48%, 12/01/27 (Call 09/01/27)(b)	199	204,055
3.84%, 05/01/25 (Call 04/01/25)	176	182,398
4.20%, 05/01/30 (Call 02/01/30)	150	159,588

		790,810

Software — 3.5%
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	295	277,536
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	580	600,237
Fiserv Inc. 3.85%, 06/01/25 (Call 03/01/25)	395	410,943
4.20%, 10/01/28 (Call 07/01/28)	635	676,602
4.40%, 07/01/49 (Call 01/01/49)	30	31,977
Oracle Corp. 2.88%, 03/25/31 (Call 12/25/30)	42	40,087

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)	$400	$409,205
4.38%, 05/15/55 (Call 11/15/54)	30	28,450
5.38%, 07/15/40	1,460	1,606,728
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	520	553,932
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	806	841,981
4.50%, 05/15/25 (Call 04/15/25)	160	169,381

		5,647,059

Telecommunications — 6.8%
AT&T Inc. 2.55%, 12/01/33 (Call 09/01/33)	153	141,911
3.40%, 05/15/25 (Call 02/15/25)	85	87,856
3.50%, 06/01/41 (Call 12/01/40)	20	19,017
3.50%, 02/01/61 (Call 08/01/60)	20	17,618
3.65%, 09/15/59 (Call 03/15/59)	318	288,480
4.13%, 02/17/26 (Call 11/17/25)	135	143,799
4.25%, 03/01/27 (Call 12/01/26)	655	705,384
4.35%, 03/01/29 (Call 12/01/28)	210	228,248
4.85%, 03/01/39 (Call 09/01/38)	695	767,329
5.25%, 03/01/37 (Call 09/01/36)	190	223,287
5.65%, 02/15/47 (Call 08/15/46)	435	535,419
Corning Inc., 5.45%, 11/15/79 (Call 07/15/28)	470	542,312
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	565	782,015
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(b)	190	195,717
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	175	159,489
4.60%, 02/23/28 (Call 11/23/27)	135	146,313
4.60%, 05/23/29 (Call 02/23/29)	585	631,279
Orange SA, 9.00%, 03/01/31	233	333,742
Telefonica Emisiones SA, 7.05%, 06/20/36(b)	610	792,505
T-Mobile USA Inc. 2.55%, 02/15/31 (Call 11/15/30)	100	93,729
3.00%, 02/15/41 (Call 08/15/40)	240	207,994
3.60%, 11/15/60 (Call 05/15/60)(c)	20	17,494
3.75%, 04/15/27 (Call 02/15/27)	615	638,554
3.88%, 04/15/30 (Call 01/15/30)	567	586,330
4.50%, 04/15/50 (Call 10/15/49)	160	166,810
Verizon Communications Inc. 4.27%, 01/15/36	710	773,582
4.40%, 11/01/34 (Call 05/01/34)	278	306,481
4.50%, 08/10/33	127	141,118
5.25%, 03/16/37	85	101,275
Vodafone Group PLC 5.00%, 05/30/38	445	505,117
6.15%, 02/27/37	610	748,836

		11,029,040

Toys, Games & Hobbies — 0.6%
Hasbro Inc. 3.55%, 11/19/26 (Call 09/19/26)	380	392,321
3.90%, 11/19/29 (Call 08/19/29)	585	612,271

		1,004,592

Security	Par/ Shares (000)	Value

Transportation — 1.9%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/2115)	$318	$414,373
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	120	130,043
FedEx Corp. 4.40%, 01/15/47 (Call 07/15/46)	460	485,928
4.55%, 04/01/46 (Call 10/01/45)	520	566,108
5.25%, 05/15/50 (Call 11/15/49)	20	23,986
Norfolk Southern Corp., 4.10%, 05/15/2121 (Call 11/15/2120)	255	244,831
Union Pacific Corp., 3.75%, 02/05/70 (Call 08/05/69)	595	592,657
United Parcel Service Inc., 6.20%, 01/15/38	490	663,459

		3,121,385

Total Corporate Bonds & Notes — 96.8% (Cost: $162,315,445)		156,912,504

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	3,424	3,424,264
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	2,373	2,373,000

		5,797,264

Total Short-Term Investments — 3.6% (Cost: $5,795,883)		5,797,264

Total Investments in Securities — 100.4% (Cost: $168,111,328)		162,709,768

Other Assets, Less Liabilities — (0.4)%		(700,361)

Net Assets — 100.0%		$162,009,407

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® Investment Grade Bond Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,403,085	$—		$(977,201	)(a)	$(517)	$(1,103)	$3,424,264	3,424	$7,825	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	903,000	1,470,000	(a)	—		—	—	2,373,000	2,373	207		—

						$(517)	$(1,103)	$5,797,264		$8,032		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$156,912,504	$—	$156,912,504
Money Market Funds	5,797,264	—	—	5,797,264

	$5,797,264	$156,912,504	$—	$162,709,768

See notes to financial statements.

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
BANK, Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$41,350
Commission Mortgage Trust, 2.87%, 08/15/57 (Call 05/15/29)	50	50,804
Freddie Mac Multifamily Structured Pass Through Certificates, Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	46	44,130
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 12/13/29)	75	74,708
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	25,814
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 11/15/26)	10	10,470

		247,276

Total Collaterized Mortgage Obligations — 1.3% (Cost: $259,866)		247,276

Corporate Bonds & Notes

Advertising — 0.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	3	3,021
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	37	38,647

		41,668

Aerospace & Defense — 1.9%
Boeing Co. (The) 2.20%, 02/04/26 (Call 02/04/23)	40	39,028
4.88%, 05/01/25 (Call 04/01/25)	35	37,208
5.04%, 05/01/27 (Call 03/01/27)	45	48,886
5.15%, 05/01/30 (Call 02/01/30)	10	11,045
5.93%, 05/01/60 (Call 11/01/59)	5	5,937
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)	5	5,070
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	55	59,336
Northrop Grumman Corp. 2.93%, 01/15/25 (Call 11/15/24)	20	20,381
3.25%, 01/15/28 (Call 10/15/27)	45	45,975
Raytheon Technologies Corp. 4.13%, 11/16/28 (Call 08/16/28)	60	64,830
4.88%, 10/15/40	5	5,768
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	5	5,195
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	15	14,568
TransDigm Inc., 6.25%, 03/15/26 (Call 03/31/22)(a)	5	5,144

		368,371

Agriculture — 1.0%
Altria Group Inc. 3.40%, 05/06/30 (Call 02/06/30)	15	14,766
5.80%, 02/14/39 (Call 08/14/38)	25	27,407
BAT Capital Corp. 3.56%, 08/15/27 (Call 05/15/27)	80	80,514
4.91%, 04/02/30 (Call 01/02/30)	20	21,354
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)	20	19,035
Philip Morris International Inc., 6.38%, 05/16/38	15	19,367
Reynolds American Inc., 5.85%, 08/15/45 (Call 02/15/45)	5	5,410
Vector Group Ltd. 5.75%, 02/01/29 (Call 02/01/24)(a)	2	1,845
10.50%, 11/01/26 (Call 03/31/22)(a)	2	2,053

		191,751

Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	5	4,855
American Airlines Group Inc., 3.75%, 03/01/25(a)	3	2,794

Security	Par (000)	Value

Airlines (continued)
American Airlines Inc., 11.75%, 07/15/25(a)	$3	$3,638
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	5	5,612
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(a)	2	1,951

		18,850

Auto Manufacturers — 0.1%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2	2,098
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	2	2,050
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	10	9,200

		13,348

Auto Parts & Equipment — 0.0%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	9	9,370

Banks — 3.9%
Bank of America Corp., Series L, 3.95%, 04/21/25	90	93,330
Bank of Nova Scotia (The), 0.65%, 07/31/24	40	38,596
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26	25	23,628
Citigroup Inc. 3.40%, 05/01/26	50	51,452
4.40%, 06/10/25	40	41,967
8.13%, 07/15/39	5	7,822
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	35	35,435
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	20	20,028
HSBC Holdings PLC, 4.30%, 03/08/26	200	211,403
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	10	10,541
Morgan Stanley 3.13%, 07/27/26	15	15,290
3.63%, 01/20/27	40	41,670
4.00%, 07/23/25	35	36,657
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	10	9,576
Wells Fargo & Co. 3.00%, 02/19/25	55	56,051
4.15%, 01/24/29 (Call 10/24/28)	45	47,985

		741,431

Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc. 4.00%, 04/13/28 (Call 01/13/28)	55	58,577
4.75%, 01/23/29 (Call 10/23/28)	50	55,503
5.45%, 01/23/39 (Call 07/23/38)	5	5,957
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	30	30,015
Keurig Dr Pepper Inc. 4.42%, 05/25/25 (Call 03/25/25)	25	26,467
4.60%, 05/25/28 (Call 02/25/28)	45	49,100

		225,619

Biotechnology — 0.8%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	5	5,312
Gilead Sciences Inc. 3.65%, 03/01/26 (Call 12/01/25)	70	72,994
4.80%, 04/01/44 (Call 10/01/43)	5	5,678
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	15	13,398
Royalty Pharma PLC 1.20%, 09/02/25 (Call 08/02/25)	40	37,986
1.75%, 09/02/27 (Call 07/02/27)	20	18,761
3.35%, 09/02/51 (Call 03/02/51)	5	4,189

		158,318

Building Materials — 0.7%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	4	4,157

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Carrier Global Corp. 2.24%, 02/15/25 (Call 01/15/25)	$50	$49,859
2.49%, 02/15/27 (Call 12/15/26)	25	24,870
2.72%, 02/15/30 (Call 11/15/29)	10	9,725
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,672
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	15	13,716
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	30	31,016

		138,015

Chemicals — 0.8%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	3,019
DuPont de Nemours Inc. 4.49%, 11/15/25 (Call 09/15/25)	40	42,611
4.73%, 11/15/28 (Call 08/15/28)	20	22,131
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	40	42,474
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	5,496
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	5	4,776
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	30	32,407
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 03/31/22)(a)	3	3,003
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 5.13%, 04/01/29 (Call 04/01/24)(a)	2	1,895
5.38%, 09/01/25 (Call 03/31/22)(a)	5	5,040

		162,852

Commercial Services — 0.8%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	5	4,714
Adtalem Global Education Inc., 5.50%, 03/01/28
(Call 03/01/24)(a)	2	1,789
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	2	2,054
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	3	3,075
Global Payments Inc. 1.20%, 03/01/26 (Call 02/01/26)	55	51,914
3.20%, 08/15/29 (Call 05/15/29)	10	9,871
Nielsen Finance LLC/Nielsen Finance Co. 4.75%, 07/15/31 (Call 07/15/26)(a)	2	1,780
5.88%, 10/01/30 (Call 10/01/25)(a)	3	2,905
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5	5,138
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	2	1,920
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	30	28,767
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	30	31,948
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	5	5,182
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/23)	2	2,041

		153,098

Computers — 0.7%
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	15	14,268
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	3	2,858
HP Inc. 2.20%, 06/17/25 (Call 05/17/25)	35	34,773
3.40%, 06/17/30 (Call 03/17/30)	20	20,195
6.00%, 09/15/41	5	5,973
Leidos Inc. 2.30%, 02/15/31 (Call 11/15/30)	15	13,509
3.63%, 05/15/25 (Call 04/15/25)	10	10,283
4.38%, 05/15/30 (Call 02/15/30)	20	21,234
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	5	4,698

Security	Par (000)	Value

Computers (continued)
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	$3	$3,157

		130,948

Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	2,012

Diversified Financial Services — 1.2%
Capital One Financial Corp. 3.75%, 03/09/27 (Call 02/09/27)	30	31,332
3.80%, 01/31/28 (Call 12/31/27)	30	31,237
4.25%, 04/30/25 (Call 03/31/25)	20	21,040
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	4	3,550
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	65	68,171
goeasy Ltd., 5.38%, 12/01/24 (Call 03/31/22)(a)	2	2,010
Nationstar Mortgage Holdings Inc. 5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,813
5.75%, 11/15/31 (Call 11/15/26)(a)	2	1,935
OneMain Finance Corp., 7.13%, 03/15/26	6	6,504
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,885
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	10	9,910
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	40	41,206

		221,593

Electric — 4.0%
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	40	41,113
Avangrid Inc. 3.20%, 04/15/25 (Call 03/15/25)	35	35,780
3.80%, 06/01/29 (Call 03/01/29)	20	20,904
Commonwealth Edison Co., 3.00%, 03/01/50 (Call 09/01/49)	5	4,551
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	5	5,368
Consolidated Edison Co. of New York Inc., 3.60%, 06/15/61 (Call 12/15/60)	5	4,649
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	15	14,437
Series C, 3.38%, 04/01/30 (Call 01/01/30)	35	35,664
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	70	66,868
Duke Energy Corp. 2.45%, 06/01/30 (Call 03/01/30)	50	47,508
3.15%, 08/15/27 (Call 05/15/27)	15	15,311
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	15	12,736
Emera U.S. Finance LP 3.55%, 06/15/26 (Call 03/15/26)	10	10,284
4.75%, 06/15/46 (Call 12/15/45)	10	10,554
Entergy Corp. 0.90%, 09/15/25 (Call 08/15/25)	30	28,399
1.90%, 06/15/28 (Call 04/15/28)	20	18,762
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	20	19,834
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	5	4,798
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	40	42,446
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,575
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)	5	5,382
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	45	45,500
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	50	51,927
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	3	3,067
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	5	4,950
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	20	18,158
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	5	4,479

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	$55	$56,635
Southern California Edison Co. 4.00%, 04/01/47 (Call 10/01/46)	5	4,937
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	5,485
Series E, 3.70%, 08/01/25 (Call 06/01/25)	35	36,320
Southern Co. (The) 3.25%, 07/01/26 (Call 04/01/26)	40	41,016
4.40%, 07/01/46 (Call 01/01/46)	12	12,573
Series A, 3.70%, 04/30/30 (Call 01/30/30)	20	20,616
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	15	14,488
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 03/11/22)(a)	2	2,048

		770,122

Electronics — 0.2%
TD SYNNEX Corp. 1.25%, 08/09/24 (Call 08/09/22)(a)	20	19,410
1.75%, 08/09/26 (Call 07/09/26)(a)	15	14,243
2.38%, 08/09/28 (Call 06/09/28)(a)	15	13,983

		47,636

Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)	2	2,160

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	5,125

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)	4	3,939
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	6	6,222
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	5	5,139
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	5	5,353

		20,653

Environmental Control — 0.2%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	5	4,773
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	21,245
Stericycle Inc., 5.38%, 07/15/24 (Call 03/16/22)(a)	3	3,067

		29,085

Food — 1.6%
Campbell Soup Co. 3.95%, 03/15/25 (Call 01/15/25)	20	20,834
4.15%, 03/15/28 (Call 12/15/27)	25	26,744
Conagra Brands Inc. 4.60%, 11/01/25 (Call 09/01/25)	20	21,283
4.85%, 11/01/28 (Call 08/01/28)	45	49,537
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	30	32,329
JM Smucker Co. (The), 3.50%, 03/15/25	25	25,870
Kraft Heinz Foods Co., 4.88%, 10/01/49 (Call 04/01/49)	9	9,967
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	3	3,083
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/16/22)(a)	2	2,021
Sysco Corp. 5.95%, 04/01/30 (Call 01/01/30)	25	29,896
6.60%, 04/01/50 (Call 10/01/49)	5	6,956
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	70	73,334

		301,854

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	5	5,051

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	$15	$14,116
NiSource Inc. 2.95%, 09/01/29 (Call 06/01/29)	30	29,579
4.38%, 05/15/47 (Call 11/15/46)	10	10,456

		59,202

Health Care - Products — 0.9%
Boston Scientific Corp. 3.75%, 03/01/26 (Call 01/01/26)	20	20,882
4.00%, 03/01/29 (Call 12/01/28)	20	21,222
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	40	40,504
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	45	45,187
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	60	54,469

		182,264

Health Care - Services — 1.5%
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	60	64,192
HCA Inc. 4.13%, 06/15/29 (Call 03/15/29)	45	47,163
4.50%, 02/15/27 (Call 08/15/26)	20	21,197
5.13%, 06/15/39 (Call 12/15/38)	10	11,144
Humana Inc. 1.35%, 02/03/27 (Call 01/03/27)	30	28,287
3.13%, 08/15/29 (Call 05/15/29)	5	5,026
4.95%, 10/01/44 (Call 04/01/44)	5	5,811
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)	50	47,863
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 03/31/22)(a)	5	5,142
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(a)	55	52,228

		288,053

Holding Companies - Diversified — 1.3%
Ares Capital Corp. 3.25%, 07/15/25 (Call 06/15/25)	35	34,662
3.88%, 01/15/26 (Call 12/15/25)	40	40,554
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	65	63,845
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)(b)	20	19,613
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	15	14,210
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	5	4,965
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	10	9,602
Owl Rock Capital Corp. 2.88%, 06/11/28 (Call 04/11/28)	20	18,181
3.75%, 07/22/25 (Call 06/22/25)	40	39,435

		245,067

Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	2	2,005
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	10	9,267
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	35	34,772
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	3	3,094

		49,138

Housewares — 0.0%
Newell Brands Inc., 6.00%, 04/01/46 (Call 10/01/45)	2	2,236

Insurance — 1.5%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	100	100,441
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	35	36,650
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	9,919

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	$5	$4,685
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31 (Call 12/03/30)	15	14,827
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	25	23,313
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	13,692
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)	5	4,491
Manulife Financial Corp., 4.15%, 03/04/26	35	37,089
Markel Corp., 3.45%, 05/07/52 (Call 11/07/51)	5	4,611
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	35	38,173

		287,891

Internet — 0.3%
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	39,126
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	2	1,785
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	2	2,070
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	5	5,344

		48,325

Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/22)	5	5,150
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	3	3,170

		8,320

Leisure Time — 0.1%
Carnival Corp. 7.63%, 03/01/26 (Call 03/01/24)(a)	3	3,084
10.50%, 02/01/26 (Call 08/01/23)(a)	4	4,490
NCL Corp. Ltd., 5.88%, 02/15/27(a)	2	2,003
Royal Caribbean Cruises Ltd. 9.13%, 06/15/23 (Call 03/15/23)(a)	5	5,228
10.88%, 06/01/23 (Call 03/01/23)(a)	5	5,367

		20,172

Lodging — 0.4%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	15	16,415
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	50	47,657
Travel + Leisure Co. 4.50%, 12/01/29 (Call 09/01/29)(a)	2	1,910
6.63%, 07/31/26 (Call 04/30/26)(a)	3	3,203
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	4	4,057

		73,242

Machinery — 0.5%
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	3	2,915
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	30	29,774
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	4	3,670
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26 (Call 08/15/26)	15	15,182
4.95%, 09/15/28 (Call 06/15/28)	35	38,048

		89,589

Manufacturing — 0.7%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	30	29,088
General Electric Co., 6.75%, 03/15/32	35	45,181
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	2	2,010
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	35	35,673
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	25	26,216

		138,168

Security	Par (000)	Value

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	$1	$919
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/28 (Call 12/15/27)	30	31,284
5.05%, 03/30/29 (Call 12/30/28)	25	27,175
5.38%, 04/01/38 (Call 10/01/37)	10	10,460
5.75%, 04/01/48 (Call 10/01/47)	5	5,527
6.48%, 10/23/45 (Call 04/23/45)	5	5,974
Comcast Corp. 2.99%, 11/01/63 (Call 05/01/63)(a)	5	4,163
4.25%, 10/15/30 (Call 07/15/30)	35	38,496
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	4	3,998
DISH DBS Corp. 7.75%, 07/01/26	3	3,038
5.13%, 06/01/29	5	4,219
Fox Corp. 4.71%, 01/25/29 (Call 10/25/28)	50	54,572
5.48%, 01/25/39 (Call 07/25/38)	5	5,829
Time Warner Cable LLC, 6.75%, 06/15/39	5	6,069

		201,723

Mining — 0.4%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	5	5,113
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)	5	5,050
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3	3,083
Freeport-McMoRan Inc., 4.63%, 08/01/30 (Call 08/01/25)	40	41,294
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	3	3,146
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(a)	5	4,563
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	5	5,753
Southern Copper Corp., 5.88%, 04/23/45	5	6,228

		74,230

Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp. 2.67%, 12/01/26 (Call 11/01/26)	50	48,888
3.57%, 12/01/31 (Call 09/01/31)	15	14,571
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	3	2,823

		66,282

Oil & Gas — 1.2%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	4	4,330
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	45	46,933
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2	1,971
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/31/22)(a)	3	3,169
ConocoPhillips Co., 6.95%, 04/15/29	55	70,277
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)	10	10,420
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	3	3,241
Gulfport Energy Operating Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	1	1,057
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	40	42,483
Matador Resources Co., 5.88%, 09/15/26 (Call 03/16/22)	5	5,075
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	2	1,885
Occidental Petroleum Corp. 5.55%, 03/15/26 (Call 12/15/25)	5	5,373
7.88%, 09/15/31	1	1,237
Pioneer Natural Resources Co. 1.13%, 01/15/26 (Call 12/15/25)	20	19,003

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.15%, 01/15/31 (Call 10/15/30)	$5	$4,612
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/22)	3	3,097

		224,163

Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(a)	3	3,080
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 03/31/22)	5	5,021
6.88%, 09/01/27 (Call 09/01/22)	3	3,002

		11,103

Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	10	9,626

Pharmaceuticals — 2.9%
AbbVie Inc. 3.80%, 03/15/25 (Call 12/15/24)	65	67,589
4.25%, 11/14/28 (Call 08/14/28)	30	32,393
4.85%, 06/15/44 (Call 12/15/43)	5	5,637
AmerisourceBergen Corp. 2.70%, 03/15/31 (Call 12/15/30)	35	33,718
3.45%, 12/15/27 (Call 09/15/27)	15	15,587
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	40	41,930
Cigna Corp. 3.25%, 04/15/25 (Call 01/15/25)	15	15,319
4.38%, 10/15/28 (Call 07/15/28)	25	27,097
4.50%, 02/25/26 (Call 11/27/25)	25	26,759
4.80%, 07/15/46 (Call 01/16/46)	10	11,161
CVS Health Corp. 4.10%, 03/25/25 (Call 01/25/25)	50	52,360
4.30%, 03/25/28 (Call 12/25/27)	110	118,751
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	105	107,773

		556,074

Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/16/22)(a)	3	3,056
Enbridge Inc. 1.60%, 10/04/26 (Call 09/04/26)	20	19,072
3.13%, 11/15/29 (Call 08/15/29)	25	24,976
4.25%, 12/01/26 (Call 09/01/26)	20	21,311
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	5	5,006
Enterprise Products Operating LLC 3.75%, 02/15/25 (Call 11/15/24)	30	31,182
4.15%, 10/16/28 (Call 07/16/28)	30	32,340
5.10%, 02/15/45 (Call 08/15/44)	5	5,592
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	6	5,625
Kinder Morgan Energy Partners LP, 4.15%, 02/01/24 (Call 11/01/23)	30	30,971
Kinder Morgan Inc. 4.30%, 03/01/28 (Call 12/01/27)	50	53,279
5.55%, 06/01/45 (Call 12/01/44)	5	5,738
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)	5	4,722
MPLX LP 4.00%, 03/15/28 (Call 12/15/27)	80	83,428
4.88%, 06/01/25 (Call 03/01/25)	25	26,618

Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc. 3.40%, 09/01/29 (Call 06/01/29)	$45	$44,397
4.55%, 07/15/28 (Call 04/15/28)	20	21,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)	3	3,180
TransCanada PipeLines Ltd. 4.10%, 04/15/30 (Call 01/15/30)	25	26,398
4.25%, 05/15/28 (Call 02/15/28)	35	37,241
Western Midstream Operating LP, 5.75%, 02/01/50 (Call 08/01/49)	3	3,052
Williams Companies Inc. (The) 3.75%, 06/15/27 (Call 03/15/27)	65	67,755
4.00%, 09/15/25 (Call 06/15/25)	20	20,832

		577,073

Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	3	3,135
WeWork Companies Inc., 7.88%, 05/01/25(a)	3	2,715

		5,850

Real Estate Investment Trusts — 3.7%
American Tower Corp. 1.50%, 01/31/28 (Call 11/30/27)	35	31,989
2.75%, 01/15/27 (Call 11/15/26)	50	49,889
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,805
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	5	4,946
Crown Castle International Corp. 3.65%, 09/01/27 (Call 06/01/27)	30	31,024
3.80%, 02/15/28 (Call 11/15/27)	50	51,993
Digital Realty Trust LP 3.60%, 07/01/29 (Call 04/01/29)	20	20,607
3.70%, 08/15/27 (Call 05/15/27)	35	36,610
Equinix Inc. 1.45%, 05/15/26 (Call 04/15/26)	15	14,272
2.15%, 07/15/30 (Call 04/15/30)	25	22,668
3.20%, 11/18/29 (Call 08/18/29)	25	24,661
3.40%, 02/15/52 (Call 08/15/51)	5	4,499
GLP Capital LP/GLP Financing II Inc. 5.25%, 06/01/25 (Call 03/01/25)	30	31,612
5.30%, 01/15/29 (Call 10/15/28)	30	32,614
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	40	36,261
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	20	20,670
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	15	14,170
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	5	5,092
Realty Income Corp., 2.20%, 06/15/28 (Call 04/15/28)	10	9,692
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	2	1,878
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	5	4,820
Simon Property Group LP 2.00%, 09/13/24 (Call 06/13/24)	20	19,936
3.38%, 12/01/27 (Call 09/01/27)	35	36,081
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	40	37,629
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	3	2,780

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Ventas Realty LP 2.50%, 09/01/31 (Call 06/01/31)	$10	$9,441
4.40%, 01/15/29 (Call 10/15/28)	20	21,737
Welltower Inc. 4.00%, 06/01/25 (Call 03/01/25)	40	41,877
4.13%, 03/15/29 (Call 12/15/28)	20	21,411
4.25%, 04/15/28 (Call 01/15/28)	20	21,520
Weyerhaeuser Co. 4.00%, 11/15/29 (Call 08/15/29)	35	37,367
4.00%, 04/15/30 (Call 01/15/30)	10	10,629
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	2	2,060

		714,240

Retail — 1.5%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	30	31,879
Bath & Body Works Inc., 6.88%, 11/01/35	5	5,526
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	2	1,465
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	2	2,095
Dick’s Sporting Goods Inc. 3.15%, 01/15/32 (Call 10/15/31)	15	14,417
4.10%, 01/15/52 (Call 07/15/51)	10	8,751
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	50	51,023
Dollar Tree Inc. 4.00%, 05/15/25 (Call 03/15/25)	20	20,845
4.20%, 05/15/28 (Call 02/15/28)	30	32,029
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	4	3,776
Lowe’s Companies Inc. 4.00%, 04/15/25 (Call 03/15/25)	15	15,781
4.50%, 04/15/30 (Call 01/15/30)	30	33,089
McDonald’s Corp., 3.30%, 07/01/25 (Call 06/01/25)	35	36,008
Walgreens Boots Alliance Inc. 3.45%, 06/01/26 (Call 03/01/26)	30	31,113
4.80%, 11/18/44 (Call 05/18/44)	5	5,466

		293,263

Semiconductors — 1.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27 (Call 10/15/26)	20	20,824
Broadcom Inc. 4.70%, 04/15/25 (Call 03/15/25)	50	53,216
4.75%, 04/15/29 (Call 01/15/29)	65	70,632
Marvell Technology Inc. 1.65%, 04/15/26 (Call 03/15/26)	10	9,629
2.45%, 04/15/28 (Call 02/15/28)	20	19,286
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	45	46,183
Micron Technology Inc. 4.19%, 02/15/27 (Call 12/15/26)	20	21,120
4.66%, 02/15/30 (Call 11/15/29)	30	32,247
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	10	10,484
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	40	40,379
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	35,394
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	10	9,549

		368,943

Shipbuilding — 0.2%
Huntington Ingalls Industries Inc. 2.04%, 08/16/28 (Call 06/16/28)(a)	30	28,243
3.84%, 05/01/25 (Call 04/01/25)	10	10,363

		38,606

Security	Par (000)	Value

Software — 2.0%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	$20	$19,587
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	20	20,698
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	70	70,928
Oracle Corp. 2.50%, 04/01/25 (Call 03/01/25)	45	44,939
2.80%, 04/01/27 (Call 02/01/27)	140	139,181
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	30	31,958
VMware Inc. 3.90%, 08/21/27 (Call 05/21/27)	45	47,009
4.50%, 05/15/25 (Call 04/15/25)	15	15,879

		390,179

Telecommunications — 3.7%
AT&T Inc. 3.80%, 02/15/27 (Call 11/15/26)	25	26,362
4.30%, 02/15/30 (Call 11/15/29)	70	76,206
4.35%, 03/01/29 (Call 12/01/28)	35	38,041
4.85%, 03/01/39 (Call 09/01/38)	5	5,520
5.65%, 02/15/47 (Call 08/15/46)	5	6,154
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 10/01/23)(a)	3	2,985
Corning Inc., 5.45%, 11/15/79 (Call 05/19/79)	5	5,769
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35	48,444
Embarq Corp., 8.00%, 06/01/36	2	1,975
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	5	4,854
Hughes Satellite Systems Corp., 6.63%, 08/01/26	5	5,208
Motorola Solutions Inc. 2.30%, 11/15/30 (Call 08/15/30)	25	22,784
4.60%, 05/23/29 (Call 02/23/29)	30	32,373
Orange SA, 9.00%, 03/01/31	30	42,971
Sprint Capital Corp., 8.75%, 03/15/32	2	2,775
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	3	3,323
Telefonica Emisiones SA, 7.05%, 06/20/36	5	6,496
Telesat Canada/Telesat LLC 5.63%, 12/06/26 (Call 12/06/23)(a)	2	1,470
6.50%, 10/15/27 (Call 10/15/22)(a)	3	1,500
T-Mobile USA Inc. 3.50%, 04/15/25 (Call 03/15/25)	26	26,729
3.60%, 11/15/60 (Call 05/15/60)(a)	2	1,749
3.75%, 04/15/27 (Call 02/15/27)	45	46,724
3.88%, 04/15/30 (Call 01/15/30)	43	44,466
Verizon Communications Inc. 4.02%, 12/03/29 (Call 09/03/29)	15	16,097
4.27%, 01/15/36	15	16,343
4.33%, 09/21/28	95	103,444
ViaSat Inc., 5.63%, 04/15/27 (Call 04/15/22)(a)	5	4,995
Vodafone Group PLC 4.13%, 05/30/25	25	26,267
4.38%, 05/30/28	75	81,125

		703,149

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	40	41,865

Transportation — 0.8%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/15)	5	6,515
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	40	43,444
FedEx Corp., 4.25%, 05/15/30 (Call 02/15/30)	50	54,160

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp. 3.75%, 02/05/70 (Call 08/05/69)	$5	$4,981
3.95%, 09/10/28 (Call 06/10/28)	25	26,898
United Parcel Service Inc., 6.20%, 01/15/38	10	13,540

		149,538

Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 03/31/22)(a)	5	5,063

Total Corporate Bonds & Notes — 50.3% (Cost: $10,104,960)		9,676,516

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.2%
Federal Home Loan Mortgage Corp. 1.50%, 02/01/37	5	4,925
1.50%, 03/01/37	7	6,745
2.00%, 11/01/35	82	82,019
2.00%, 08/01/50	336	323,214
Federal National Mortgage Association 1.50%, 02/01/37	66	63,969
1.50%, 03/01/37	15	15,053
1.50%, 11/01/51	26	23,926
2.00%, 02/01/52	28	26,889
2.50%, 11/01/51	49	48,462
2.50%, 01/01/52	198	195,499
Freddie Mac Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(c)	50	50,896
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	50	51,472
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(c)	30	32,931
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	15,143
Government National Mortgage Association 2.00%, 03/21/52(d)	125	122,207
2.50%, 03/21/52(d)	200	199,836
3.00%, 02/20/52	79	80,449
3.00%, 03/21/52(d)	171	173,839
3.50%, 05/20/49(d)	75	77,379
4.00%, 03/21/52(d)	125	129,873
Uniform Mortgage-Backed Securities 1.50%, 03/17/37(d)	75	72,979
1.50%, 03/14/52(d)	150	139,119
1.50%, 04/13/52(d)	25	23,151
2.00%, 03/17/37(d)	200	198,516
2.00%, 12/01/51	26	24,786
2.00%, 03/14/52(d)	821	787,519
2.00%, 04/13/52(d)	150	143,587
2.50%, 03/16/36(d)	150	151,757
2.50%, 11/25/51(d)	575	567,296
2.50%, 04/13/52(d)	100	98,432
3.00%, 03/17/37(d)	125	128,149
3.00%, 04/25/49(d)	375	378,750
3.00%, 04/13/52(d)	75	75,586
3.50%, 03/14/52(d)	375	386,191
3.50%, 04/13/52(d)	75	77,065
4.00%, 03/14/52(d)	350	365,422
4.00%, 04/13/52(d)	75	78,211

		5,421,242

Security	Par/ Shares (000)	Value

U.S. Government Obligations — 21.5%
U.S. Treasury Note/Bond 0.63%, 05/15/30	$260	$236,275
1.13%, 08/15/40	310	256,840
1.25%, 08/15/31	300	284,859
1.25%, 05/15/50	190	151,570
1.38%, 11/15/31	665	637,465
1.38%, 11/15/40	325	281,023
1.38%, 08/15/50	300	246,973
1.63%, 05/15/31	100	98,262
1.63%, 11/15/50	330	289,137
1.75%, 08/15/41	160	146,650
1.88%, 02/15/41	325	305,525
1.88%, 02/15/51	200	186,187
2.00%, 02/15/50	110	105,338
2.25%, 05/15/41	50	49,842
2.25%, 08/15/46	100	98,949
2.38%, 05/15/29	75	77,804
2.50%, 02/15/45	170	175,505
2.50%, 02/15/46	100	103,559
2.50%, 05/15/46	100	103,562
2.63%, 02/15/29	150	157,863
2.88%, 08/15/45	50	55,156
3.00%, 11/15/44	70	78,556

		4,126,900

Total U.S. Government & Agency Obligations — 49.7% (Cost: $9,699,156)		9,548,142

Short-Term Investments

Money Market Funds — 22.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)	4,283	4,283,613
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)(g)	120	119,800

		4,403,413

Total Short-Term Investments — 22.9% (Cost: $4,403,913)		4,403,413

Total Investments Before TBA Sales Commitments — 124.2% (Cost: $24,467,895)		23,875,347

TBA Sales Commitments(d)

Mortgage-Backed Securities — (3.1)%
Uniform Mortgage-Backed Securities 1.50%, 03/14/52	(50)	(46,373)
2.00%, 03/14/52	(175)	(167,863)
2.50%, 11/25/51	(100)	(98,660)
3.00%, 04/25/49	(75)	(75,750)
3.50%, 03/14/52	(100)	(102,985)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 03/14/52	$(100)	$(104,406)

		(596,037)

Total TBA Sales Commitments — (3.1)% (Proceeds: $(592,595))		(596,037)

Total Investments, Net of TBA Sales Commitments — 121.1% (Cost: $23,875,300)		23,279,310

Other Assets, Less Liabilities — (21.1)%		(4,051,348)

Net Assets — 100.0%		$19,227,962

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/12/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$4,285,096	(b)	$—	$(983)	$(500)	$4,283,613	4,283	$2,556		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		119,800	(b)	—	—	—	119,800	120	19	(c)	—

						$(983)	$(500)	$4,403,413		$2,575		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Long Bond	2	06/21/22	$314	$4,554

Short Contracts
U.S. 10 Year Treasury Note	(1)	06/21/22	141	(1,525)
U.S. 5 Year Treasury Note	(2)	06/30/22	237	(1,363)

				(2,888)

				$1,666

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,554

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,888

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended February 28, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(4,115)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,666

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$157,032
Average notional value of contracts — short	$(189,008)

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® USD Bond Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Collaterized Mortgage Obligations	$—	$247,276	$—	$247,276
Corporate Bonds & Notes	—	9,676,516	—	9,676,516
U.S. Government & Agency Obligations	—	9,548,142	—	9,548,142
Money Market Funds	4,403,413	—	—	4,403,413

	4,403,413	19,471,934	—	23,875,347

Liabilities
TBA Sales Commitments	—	(596,037)	—	(596,037)

	$4,403,413	$18,875,897	$—	$23,279,310

Derivative financial instruments(a)
Assets
Futures Contracts	$4,554	$—	$—	$4,554
Liabilities
Futures Contracts	(2,888)	—	—	(2,888)

	$1,666	$—	$—	$1,666

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

February 28, 2022

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$168,919,037	$156,912,504	$19,471,934
Affiliated(c)	21,498,997	5,797,264	4,403,413
Cash	8,031	60	—
Cash pledged:
Futures contracts	—	—	6,000
Receivables:
Investments sold	7,682,909	11,167,527	346,548
Securities lending income — Affiliated	7,113	628	2
Variation margin on futures contracts	—	—	3,014
TBA sales commitments	—	—	592,595
Capital shares sold	50,030	—	—
Dividends	107	64	172
Interest	2,904,681	1,692,511	125,410

Total assets	201,070,905	175,570,558	24,949,088

LIABILITIES
Collateral on securities loaned, at value	16,915,345	3,425,155	19,800
TBA sales commitments, at value(d)	—	—	596,037
Payables:
Investments purchased	9,195,861	10,113,569	5,102,946
Investment advisory fees	46,955	22,427	2,343

Total liabilities	26,158,161	13,561,151	5,721,126

NET ASSETS	$174,912,744	$162,009,407	$19,227,962

NET ASSETS CONSIST OF:
Paid-in capital	$181,791,867	$167,084,767	$20,012,366
Accumulated loss	(6,879,123)	(5,075,360)	(784,404)

NET ASSETS	$174,912,744	$162,009,407	$19,227,962

Shares outstanding	3,550,000	3,250,000	200,000

Net asset value	$49.27	$49.85	$96.14

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$16,353,711	$3,362,576	$19,417
(b) Investments, at cost — Unaffiliated	$173,716,626	$162,315,445	$20,063,982
(c) Investments, at cost — Affiliated	$21,498,833	$5,795,883	$4,403,913
(d) Proceeds from TBA sales commitments	$—	$—	$592,595

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations

Year Ended February 28, 2022

	iShares High Yield Bond Factor ETF	iShares Investment Grade Bond Factor ETF	iShares USD Bond Factor ETF (a)

INVESTMENT INCOME
Dividends — Affiliated	$1,818	$456	$2,561
Interest — Unaffiliated	6,897,790	4,448,592	116,754
Securities lending income — Affiliated — net	51,688	7,576	14
Other income — Unaffiliated	6,469	—	12

Total investment income	6,957,765	4,456,624	119,341

EXPENSES
Investment advisory fees	516,377	292,204	13,536
Professional fees	390	390	—

Total expenses	516,767	292,594	13,536

Less:
Investment advisory fees waived	—	—	(1,568)

Total expenses after fees waived	516,767	292,594	11,968

Net investment income	6,440,998	4,164,030	107,373

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	56,777	1,326,926	(205,272)
Investments — Affiliated	(5,856)	(517)	(983)
In-kind redemptions — Unaffiliated	124,111	1,936,293	—
Futures contracts	—	—	(4,115)

Net realized gain (loss)	175,032	3,262,702	(210,370)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(7,646,150)	(13,763,585)	(595,490)
Investments — Affiliated	(1,547)	(1,103)	(500)
Futures contracts	—	—	1,666

Net change in unrealized appreciation (depreciation)	(7,647,697)	(13,764,688)	(594,324)

Net realized and unrealized loss	(7,472,665)	(10,501,986)	(804,694)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,031,667)	$(6,337,956)	$(697,321)

(a)	For the period from October 12, 2021 (commencement of operations) to February 28, 2022.

See notes to financial statements.

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares High Yield Bond Factor ETF		iShares Investment Grade Bond Factor ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/28/22	Year Ended 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,440,998	$2,456,973	$4,164,030	$4,129,340
Net realized gain (loss)	175,032	(1,367,397)	3,262,702	2,100,145
Net change in unrealized appreciation (depreciation)	(7,647,697)	2,843,766	(13,764,688)	88,410

Net increase (decrease) in net assets resulting from operations	(1,031,667)	3,933,342	(6,337,956)	6,317,895

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,648,731)	(2,433,532)	(6,167,210)	(5,535,834)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	103,052,577	38,496,080	16,135,433	64,076,853

NET ASSETS
Total increase in net assets	95,372,179	39,995,890	3,630,267	64,858,914
Beginning of year	79,540,565	39,544,675	158,379,140	93,520,226

End of year	$174,912,744	$79,540,565	$162,009,407	$158,379,140

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets  (continued)

iShares USD Bond Factor ETF
Period From 10/12/21 to 02/28/22 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$107,373
Net realized loss	(210,370)
Net change in unrealized appreciation (depreciation)	(594,324)

Net decrease in net assets resulting from operations	(697,321)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(87,083)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,012,366

NET ASSETS
Total increase in net assets	19,227,962
Beginning of period	—

End of period	$19,227,962

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares High Yield Bond Factor ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$51.32	$49.43	$49.03	$49.99	$49.90

Net investment income(b)	2.23	2.90	2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)	(1.90)	1.97	0.39	(0.98)	(0.11)

Net increase from investment operations	0.33	4.87	3.27	1.94	1.67

Distributions(d)
From net investment income	(2.38)	(2.98)	(2.87)	(2.90)	(1.58)

Total distributions	(2.38)	(2.98)	(2.87)	(2.90)	(1.58)

Net asset value, end of period	$49.27	$51.32	$49.43	$49.03	$49.99

Total Return(e)
Based on net asset value	0.63%	10.38%	6.78%	4.08%	3.35	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35	%(h)

Net investment income	4.37%	5.97%	5.77%	5.99%	5.55	%(h)

Supplemental Data
Net assets, end of period (000)	$174,913	$79,541	$39,545	$17,162	$12,497

Portfolio turnover rate(i)	67%	67%	46%	59%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Investment Grade Bond Factor ETF
	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$53.69	$53.44	$48.32	$48.85	$49.90

Net investment income(b)	1.36	1.56	1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)	(3.19)	0.76	6.14	(0.69)	(1.16)

Net increase (decrease) from investment operations	(1.83)	2.32	8.02	1.19	(0.11)

Distributions(d)
From net investment income	(1.39)	(1.59)	(1.85)	(1.72)	(0.94)
From net realized gain	(0.62)	(0.48)	(1.05)	—	—

Total distributions	(2.01)	(2.07)	(2.90)	(1.72)	(0.94)

Net asset value, end of period	$49.85	$53.69	$53.44	$48.32	$48.85

Total Return(e)
Based on net asset value	(3.57)%	4.41%	16.96%	2.54%	(0.23	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	2.57%	2.90%	3.67%	3.95%	3.29	%(h)

Supplemental Data
Net assets, end of period (000)	$162,009	$158,379	$93,520	$96,648	$9,771

Portfolio turnover rate(i)	59%	46%	75%	63%	36	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares USD Bond Factor ETF
	Period From 10/12/21 to 02/28/22	(a)

Net asset value, beginning of period	$100.00

Net investment income(b)	0.54
Net realized and unrealized loss(c)	(3.96)

Net decrease from investment operations	(3.42)

Distributions(d)
From net investment income	(0.44)

Total distributions	(0.44)

Net asset value, end of period	$96.14

Total Return(e)
Based on net asset value	(3.43	)%(f)

Ratios to Average Net Assets(g)

Total expenses	0.18	%(h)

Total expenses after fees waived	0.16	%(h)

Net investment income	1.43	%(h)

Supplemental Data
Net assets, end of period (000)	$19,228

Portfolio turnover rate(i)(j)	243	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions. (j) Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

High Yield Bond Factor	Diversified
Investment Grade Bond Factor	Diversified
USD Bond Factor(a)	Non-diversified

(a)	The Fund commenced operations on October 12, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments and futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (continued)

entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

High Yield Bond Factor
Barclays Bank PLC	$1,218,437	$1,218,437		$—	$—
BofA Securities, Inc.	634,207	634,207		—	—
Goldman Sachs & Co. LLC	5,349,512	5,349,512		—	—
J.P. Morgan Securities LLC	6,066,037	6,066,037		—	—
Jefferies LLC	248,635	248,635		—	—
Morgan Stanley	1,917,053	1,917,053		—	—
Scotia Capital (USA), Inc.	919,830	919,830		—	—

	$16,353,711	$16,353,711		$—	$—

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Investment Grade Bond Factor
Barclays Bank PLC	$228,358	$228,358		$—	$—
BofA Securities, Inc.	948,018	948,018		—	—
Credit Suisse Securities (USA) LLC	361	361		—	—
J.P. Morgan Securities LLC	1,318,819	1,318,819		—	—
Morgan Stanley	599,748	599,748		—	—
Scotia Capital (USA), Inc.	267,272	267,272		—	—

	$3,362,576	$3,362,576		$—	$—

USD Bond Factor
BofA Securities, Inc.	$19,417	$19,417		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
High Yield Bond Factor	0.35%
Investment Grade Bond Factor	0.18
USD Bond Factor	0.18

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

Effective October 28, 2021, for the iShares USD Bond Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
USD Bond Factor	$1,568

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
High Yield Bond Factor	$18,245
Investment Grade Bond Factor	3,244
USD Bond Factor	6

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
High Yield Bond Factor	$49,413	$509,375	$23,533

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

High Yield Bond Factor	$—	$—	$95,602,869	$94,432,838
Investment Grade Bond Factor	—	—	94,012,520	97,897,234
USD Bond Factor	50,054,339	41,476,484	13,036,067	5,235,308

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
High Yield Bond Factor	$105,451,631	$4,916,610
Investment Grade Bond Factor	42,674,999	25,403,069
USD Bond Factor	3,353,240	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to certain deemed distributions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss
High Yield Bond Factor	$124,112	$(124,112)
Investment Grade Bond Factor	2,003,324	(2,003,324)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

High Yield Bond Factor
Ordinary income	$6,648,731	$2,433,532

Investment Grade Bond Factor
Ordinary income	$4,221,486	$4,380,494
Long-term capital gains	1,945,724	1,155,340

	$6,167,210	$5,535,834

iShares ETF	Period Ended 02/28/22

USD Bond Factor
Ordinary income	$87,083

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (continued)

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
High Yield Bond Factor	$750,111	$—	$(2,281,744)	$(5,347,490)	$(6,879,123)
Investment Grade Bond Factor	391,317	39,364	—	(5,506,041)	(5,075,360)
USD Bond Factor	23,117	—	(200,842)	(606,679)	(784,404)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain futures contracts, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Bond Factor	$195,765,524	$1,214,048	$(6,561,538)	$(5,347,490)
Investment Grade Bond Factor	168,215,809	648,438	(6,154,479)	(5,506,041)
USD Bond Factor	24,487,807	12,324	(628,227)	(615,903)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

High Yield Bond Factor
Shares sold	2,100,000	$108,042,192	750,000	$38,496,080
Shares redeemed	(100,000)	(4,989,615)	—	—

Net increase	2,000,000	$103,052,577	750,000	$38,496,080

Investment Grade Bond Factor
Shares sold	800,000	$42,704,808	1,300,000	$69,552,248
Shares redeemed	(500,000)	(26,569,375)	(100,000)	(5,475,395)

Net increase	300,000	$16,135,433	1,200,000	$64,076,853

			Period Ended 02/28/22

iShares ETF			Shares	Amount

USD Bond Factor
Shares sold			200,000	$20,012,366

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares High Yield Bond Factor ETF, iShares Investment Grade Bond Factor ETF and

iShares USD Bond Factor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares High Yield Bond Factor ETF, iShares Investment Grade Bond Factor ETF and iShares USD Bond Factor ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares High Yield Bond Factor ETF and iShares Investment Grade Bond Factor ETF: statements of operations for the year ended February 28, 2022 and statements of changes in net assets for each of the two years in the period ended February 28, 2022.

iShares USD Bond Factor ETF: statements of operations and changes in net assets for the period October 12, 2021 (commencement of operations) to February 28, 2022.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Fund hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Investment Grade Bond Factor	$2,028,939

The Fund hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest
USD Bond Factor	$20,430

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends
High Yield Bond Factor	$7,083,038
Investment Grade Bond Factor	4,228,257
USD Bond Factor	110,303

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends
High Yield Bond Factor	$5,453,727
Investment Grade Bond Factor	4,064,713
USD Bond Factor	105,524

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares USD Bond Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares High Yield Bond Factor ETF and iShares Investment Grade Bond Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	53

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
High Yield Bond Factor	$2.376321	$—	$—	$2.376321	100%	—%	—%	100%
Investment Grade Bond Factor	1.391257	0.617690	—	2.008947	69	31	—	100
USD Bond Factor(a)	0.421793	—	0.013621	0.435414	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	57

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

TBA	To-Be-Announced

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	59

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•     iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ

•     iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca

•     iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -2.64% in this interval.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.13% at the beginning of the period to 1.43% by February 28, 2022. Longer-dated bonds, where prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.41% to 1.83% over the 12-month interval, while the 30-year bond stayed even around 2.15%.

Investment-grade corporate bonds experienced a loss and lagged the broader market. Corporate issues performed reasonably well through most of 2021, when the generally favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. However, corporates gave up all of their previous gains in January and February 2022 after the start of the Russia-Ukraine conflict fueled a spike in the market’s aversion to risk.

Securitized assets also posted negative returns, underperforming Treasuries but finishing slightly ahead of corporate bonds. Although the housing market remained robust, mortgage-backed securities—which make up the bulk of the category—nonetheless lost ground in the environment of rising interest rates.

4	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds having remaining maturities between one and five years and issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.33)%	2.22%	(2.33)%	10.75%
Fund Market	(2.23)	2.24	(2.23)	10.84
Index	(2.13)	2.50	(2.13)	12.11

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$971.10	$0.59		$1,000.00	$1,024.20	$0.60		0.12%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022 (continued)	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

The bond market in the U.S. experienced a challenging year broadly, while investment-grade (“IG”) corporate bonds with positive environmental, social, and governance (“ESG”) characteristics performed similarly to their traditional IG sector. Short-term issues experienced a meaningful downturn due to expectations for tighter Fed policy, weighing on returns for the Index. Although bonds with higher ESG ratings sold off in tandem with the broader fixed-income market, the ESG space continued to benefit from robust inflows and an increased focus from investors, corporations, regulators and other key stakeholders.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the Bloomberg US Corporate 1-5 Year Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

The Index was overweight in industrials and utilities and underweight in financials compared to the market as a whole. Within the industrials sector, the Index’s largest overweights were in the information technology and consumer cyclical industries, and energy and communications were its most notable underweights. Electricity was the key driver of the Index’s overweight in utilities, while its underweight in financials largely stemmed from below-benchmark weightings in insurance and finance companies.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	1.6%
Aa	3.8
A	47.1
Baa	45.8
Ba	0.7
Not Rated	1.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

0-1 Year	0.1%
1-2 Years	19.7
2-3 Years	25.0
3-4 Years	31.9
4-5 Years	17.4
5-6 Years	4.8
6-7 Years	0.2
7-8 Years	0.3
9-10 Years	0.4
21-22 Years	0.2

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while seeking to exhibit risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg MSCI US Aggregate ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Aggregate ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.78)%	3.89%	(2.78)%	13.73%
Fund Market	(2.72)	3.92	(2.72)	13.81
Index	(2.65)	4.02	(2.65)	14.19

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$958.40	$0.44		$1,000.00	$1,024.30	$0.45		0.09%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2022 (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF

Portfolio Management Commentary

The bond market in the U.S. experienced a challenging year broadly, while investment-grade (“IG”) corporate bonds with positive environmental, social, and governance (“ESG”) characteristics performed similarly to their traditional IG sector. Short-term issues experienced a meaningful downturn due to expectations for tighter Fed Policy, weighing on returns for the Index.

At the asset class level, U.S. Treasuries experienced the smallest losses and outpaced securitized assets and corporate bonds, respectively. Corporate bonds strongly outperformed in 2021, but their relative strength in this time was outweighed by their slump in January-February 2022 following the outbreak of the Russia-Ukraine conflict Although bonds with higher ESG ratings sold off in tandem with the broader fixed-income market, the ESG space continued to benefit from robust inflows and an increased focus from investors, corporations, regulators, and other key stakeholders.

The Index slightly underperformed the broader market, as represented by the Bloomberg U.S. Aggregate Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

The Index held a small overweight position in corporate bonds relative to the market, with overweights in industrials and utilities and an underweight in financials. It had modest underweights in U.S. Treasuries, government-related bonds and securitized assets.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	51.4%
Aa	12.7
A	17.0
Baa	14.1
Ba	0.3
Not Rated	4.5

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

U.S. Government & Agency Obligations	71.0%
Corporate Bonds & Notes	27.0
Foreign Government Obligations	3.1
Collaterized Mortgage Obligations	1.2
Asset-Backed Securities	0.3
Municipal Debt Obligations	0.0	(b)
TBA Sales Commitments	(2.6)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF

Investment Objective

The iShares ESG Aware USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while seeking to exhibit risk and return characteristics similar to those of the parent index of such index, as represented by the Bloomberg MSCI US Corporate ESG Focus Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Corporate ESG Focus Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(3.60)%	3.48%	(3.60)%	17.20%
Fund Market	(3.39)	3.50	(3.39)	17.28
Index	(3.41)	3.79	(3.41)	18.82

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$937.60	$0.86		$1,000.00	$1,023.90	$0.90		0.18%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2022 (continued)	iShares® ESG Aware USD Corporate Bond ETF

Portfolio Management Commentary

The bond market in the U.S. experienced a challenging year broadly, while investment-grade (“IG”) corporate bonds with positive environmental, social, and governance (“ESG”) characteristics performed similarly to their traditional IG sector. Short-term issues experienced a meaningful downturn due to expectations for tighter Fed policy, weighing on returns. Although bonds with higher ESG ratings sold off in tandem with the broader fixed-income market, the ESG space continued to benefit from robust inflows and an increased focus from investors, corporations, regulators and other key stakeholders.

The Index slightly underperformed the broader market, as represented by the Bloomberg US Corporate 1-5 Year Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

The Index was overweight in industrials and utilities and underweight in financials compared to the market as a whole. Within the industrials sector, the Index’s largest overweights were in the information technology and consumer cyclical industries, and energy and communications were its most notable underweights. Electricity was the key driver of the Index’s overweight in utilities, while its underweight in financials largely stemmed from below-benchmark weightings in REITs and finance companies.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	2.4%
Aa	3.8
A	40.1
Baa	51.6
Ba	1.1
Not Rated	1.0

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	30.3%
5-10 Years	28.5
10-15 Years	6.9
15-20 Years	7.2
More than 20 Years	27.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
WPP Finance 2010, 3.75%, 09/19/24	$2,761	$2,859,292

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	713	743,003
3.85%, 06/15/23 (Call 05/15/23)(a)	288	295,154
3.85%, 12/15/26 (Call 09/15/26)	25	26,243
3.95%, 05/28/24 (Call 02/28/24)	320	331,574
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	521	549,296
Teledyne Technologies Inc., 1.60%, 04/01/26 (Call 03/01/26)	300	289,206

		2,234,476

Agriculture — 1.0%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	5,239	5,085,550
3.25%, 08/15/26 (Call 05/15/26)(a)	2,055	2,104,792
4.35%, 03/15/24 (Call 03/10/22)	2,617	2,742,773

		9,933,115

Airlines — 0.1%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	1,008	1,087,078

Apparel — 0.3%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	568	576,156
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,192	1,259,050
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	383	400,821
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	920	922,981

		3,159,008

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.00%, 09/10/25	360	344,812
1.20%, 07/08/25	432	417,606
2.15%, 09/10/24(a)	955	956,222
2.40%, 06/27/24(a)	471	475,639
2.90%, 02/16/24	499	508,321
3.55%, 01/12/24(a)	790	814,893
3.63%, 10/10/23	357	367,507
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	3,140	2,989,971
3.65%, 10/01/23 (Call 07/01/23)	1,687	1,729,698
General Motors Co., 4.00%, 04/01/25	595	617,598
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	110	109,946
2.90%, 02/26/25 (Call 01/26/25)	887	892,428
4.00%, 01/15/25 (Call 10/15/24)	555	574,264
4.30%, 07/13/25 (Call 04/13/25)	62	64,699
4.35%, 04/09/25 (Call 02/09/25)	1,375	1,438,814
PACCAR Financial Corp.
1.80%, 02/06/25	25	24,786
2.15%, 08/15/24(a)	80	80,411
Toyota Motor Corp.
2.36%, 07/02/24(a)	95	95,684
3.42%, 07/20/23	251	257,441
Toyota Motor Credit Corp.
0.50%, 08/14/23	230	226,619
1.35%, 08/25/23	167	166,492
1.80%, 02/13/25(a)	378	375,263
2.00%, 10/07/24	222	221,967

Security	Par (000)	Value

Auto Manufacturers (continued)
2.25%, 10/18/23	$91	$91,873
2.90%, 04/17/24	163	166,309
3.00%, 04/01/25	413	423,106
3.35%, 01/08/24	75	77,125
3.40%, 04/14/25	162	167,644
3.45%, 09/20/23	247	253,852

		14,930,990

Auto Parts & Equipment — 0.2%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	569	586,662
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	961	987,754

		1,574,416

Banks — 34.3%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	3,555	3,502,884
1.13%, 09/18/25	8,316	7,902,445
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	35	33,001
1.85%, 03/25/26	1,495	1,436,740
2.71%, 06/27/24	105	105,956
2.75%, 05/28/25	550	550,528
3.85%, 04/12/23	295	301,402
5.18%, 11/19/25	710	758,337
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	440	423,399
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	160	151,355
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	528	504,805
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(b)	325	323,024
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	2,411	2,303,156
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(b)	230	227,755
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	4,035	3,968,261
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	915	912,896
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	460	452,727
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	608	616,561
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	287	292,640
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	936	954,439
3.50%, 04/19/26	114	118,224
3.55%, 03/05/24 (Call 03/05/23), (3 mo. LIBOR US + 0.780%)(b)	1,107	1,124,668
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	270	277,204
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	2,000	2,084,640
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)	939	961,132
3.88%, 08/01/25	615	644,520
4.00%, 04/01/24	371	384,861
4.00%, 01/22/25	244	253,404
4.10%, 07/24/23	388	401,010
4.13%, 01/22/24(a)	281	292,144
4.20%, 08/26/24	684	712,188
4.45%, 03/03/26	170	180,747
Series L, 3.95%, 04/21/25	802	831,393
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	1,303	1,246,476

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	$2,540	$2,397,227
1.25%, 09/15/26	2,065	1,958,322
1.50%, 01/10/25	200	195,814
1.85%, 05/01/25	525	518,915
2.50%, 06/28/24(a)	1,312	1,324,057
4.34%, 10/05/28 (Call 10/05/23)(b)	820	844,821
Series E, 3.30%, 02/05/24	2,837	2,907,102
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	215	203,943
1.60%, 04/24/25 (Call 03/24/25)	2,245	2,210,202
2.05%, 01/26/27 (Call 12/26/26)	250	247,218
2.10%, 10/24/24	946	949,510
2.20%, 08/16/23 (Call 06/16/23)	2,828	2,850,228
2.80%, 05/04/26 (Call 02/04/26)	45	46,008
3.25%, 09/11/24 (Call 08/11/24)(a)	421	433,681
3.40%, 05/15/24 (Call 04/15/24)	441	455,134
3.45%, 08/11/23	920	944,058
3.50%, 04/28/23	1,024	1,046,948
3.95%, 11/18/25 (Call 10/18/25)	170	180,346
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	1,106	1,141,646
Series G, 3.00%, 02/24/25 (Call 01/24/25)	340	348,945
Bank of Nova Scotia (The)
0.40%, 09/15/23	85	83,327
1.05%, 03/02/26	8,210	7,776,019
1.30%, 06/11/25	1,761	1,699,400
1.30%, 09/15/26 (Call 06/15/26)	4,145	3,941,066
1.35%, 06/24/26	2,830	2,700,839
1.95%, 02/02/27	200	194,284
2.20%, 02/03/25(a)	3,814	3,801,643
2.70%, 08/03/26	1,075	1,085,503
3.40%, 02/11/24	2,231	2,289,296
4.50%, 12/16/25	55	58,462
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	2,290	2,272,459
Barclays Bank PLC, 3.75%, 05/15/24(a)	42	43,495
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	2,580	2,488,462
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)	1,190	1,188,548
3.65%, 03/16/25	340	348,966
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,955	2,008,352
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)(b)	2,020	2,076,095
4.38%, 09/11/24	125	129,604
4.38%, 01/12/26	1,445	1,525,718
5.20%, 05/12/26	1,050	1,131,196
BNP Paribas SA, 4.25%, 10/15/24	1,295	1,352,161
BPCE SA, 4.00%, 04/15/24	1,710	1,771,970
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)	75	76,097
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	802	793,627
0.95%, 10/23/25	730	693,982
1.25%, 06/22/26 (Call 05/22/26)	305	288,676
2.25%, 01/28/25	2,068	2,065,436
3.10%, 04/02/24	2,146	2,188,727
3.50%, 09/13/23	2,441	2,509,006
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	276	285,260

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	$3,110	$2,929,869
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	1,255	1,188,736
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(b)	550	549,307
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	360	354,737
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	500	504,400
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	1,502	1,522,157
3.30%, 04/27/25(a)	498	509,987
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	1,146	1,169,779
3.40%, 05/01/26	70	72,161
3.50%, 05/15/23	1,058	1,082,239
3.70%, 01/12/26	1,565	1,634,815
3.75%, 06/16/24	241	249,442
3.88%, 10/25/23	262	270,426
3.88%, 03/26/25	425	439,395
4.00%, 08/05/24	239	247,014
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)	1,836	1,883,185
4.40%, 06/10/25	1,688	1,771,505
4.60%, 03/09/26	730	778,968
5.50%, 09/13/25	587	640,382
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	320	319,002
Comerica Bank
2.50%, 07/23/24	849	857,456
4.00%, 07/27/25	405	425,756
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	2,682	2,743,766
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	350	366,534
4.63%, 12/01/23(a)	170	177,254
Credit Suisse AG/New York NY
1.00%, 05/05/23	292	289,752
2.95%, 04/09/25	210	212,860
3.63%, 09/09/24	1,280	1,321,050
Credit Suisse Group AG
3.75%, 03/26/25	729	748,770
3.80%, 06/09/23	576	588,925
4.55%, 04/17/26(a)	825	871,431
Deutsche Bank AG, 4.10%, 01/13/26	490	510,276
Deutsche Bank AG/London, 3.70%, 05/30/24	889	912,523
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	2,805	2,700,430
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	867	865,387
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	25	23,908
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	2,750	2,644,977
3.70%, 05/30/24	956	979,613
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(b)	2,480	2,537,362
4.10%, 01/13/26	1,083	1,129,601
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	312	312,465
4.20%, 08/08/23	252	259,908
4.68%, 08/09/28 (Call 08/09/23)(b)	927	951,417
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(a)(b)	125	124,248
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)(a)	252	256,029
4.00%, 05/26/25 (Call 04/26/25)	582	604,064
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(b)	347	350,276

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	$25	$25,030
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	175	164,658
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	2,357	2,228,072
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)(b)	1,085	1,022,439
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	350	346,213
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)	2,905	2,784,965
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	2,680	2,648,590
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	1,992	2,027,637
3.50%, 01/23/25 (Call 10/23/24)	364	374,523
3.50%, 04/01/25 (Call 03/01/25)	529	543,891
3.63%, 02/20/24 (Call 01/20/24)	945	971,016
3.75%, 05/22/25 (Call 02/22/25)	531	549,404
3.85%, 07/08/24 (Call 04/08/24)(a)	668	690,104
4.00%, 03/03/24	1,195	1,237,554
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(b)	300	289,983
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	200	195,852
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	3,325	3,134,610
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(b)	985	949,855
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	1,015	990,122
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	230	221,495
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	785	784,011
3.60%, 05/25/23	285	291,609
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	1,865	1,911,494
3.90%, 05/25/26	4,040	4,203,176
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	385	393,362
4.25%, 03/14/24(a)	375	387,518
4.25%, 08/18/25	402	417,015
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	1,470	1,533,254
4.30%, 03/08/26	255	269,334
4.38%, 11/23/26	1,935	2,035,581
HSBC USA Inc., 3.50%, 06/23/24	225	231,644
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,240	1,249,412
4.00%, 05/15/25 (Call 04/15/25)	1,185	1,238,692
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	180	180,110
3.55%, 10/06/23 (Call 09/06/23)	200	205,350
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	2,600	2,485,496
3.55%, 04/09/24	1,707	1,751,536
4.10%, 10/02/23	2,300	2,375,049
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,040	7,391,366
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	170	166,756
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	940	880,131
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	160	150,416
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	2,770	2,613,440
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(b)	379	377,454
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	570	545,045
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	2,475	2,435,152
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	3,622	3,566,113
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(b)	534	531,549
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(b)	200	200,506
2.70%, 05/18/23 (Call 03/18/23)	141	142,574

Security	Par (000)	Value

Banks (continued)
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	$470	$472,801
3.13%, 01/23/25 (Call 10/23/24)	54	55,202
3.20%, 06/15/26 (Call 03/15/26)	110	112,878
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	355	361,230
3.38%, 05/01/23	336	342,337
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	225	229,118
3.63%, 05/13/24	544	562,153
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	2,000	2,088,460
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)	223	228,310
3.88%, 02/01/24	183	189,868
3.88%, 09/10/24	776	805,333
3.90%, 07/15/25 (Call 04/15/25)	131	136,908
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	55	57,579
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	690	712,101
7.63%, 10/15/26	30	36,254
7.75%, 07/15/25	35	41,001
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25	272	281,115
Lloyds Bank PLC, 3.50%, 05/14/25(a)	700	719,236
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	25	23,716
2.44%, 02/05/26 (Call 02/05/25)(b)	1,875	1,861,181
3.87%, 07/09/25 (Call 07/09/24)(b)	936	963,930
3.90%, 03/12/24	875	906,518
4.05%, 08/16/23	1,215	1,251,535
4.45%, 05/08/25	370	389,469
4.50%, 11/04/24	950	991,430
4.58%, 12/10/25	2,020	2,118,091
4.65%, 03/24/26	3,000	3,172,950
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(b)	320	314,106
1.41%, 07/17/25	500	482,340
2.19%, 02/25/25	1,345	1,335,141
2.34%, 01/19/28 (Call 01/19/27)(b)	395	385,469
2.80%, 07/18/24	255	258,274
3.41%, 03/07/24	300	307,560
3.76%, 07/26/23	388	398,658
3.78%, 03/02/25	138	143,378
Mizuho Financial Group Inc.
0.85%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)	180	176,567
1.23%, 05/22/27 (Call 05/22/26)(b)	1,140	1,067,633
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	387	382,836
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	1,305	1,288,413
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	655	655,675
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	390	393,260
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	337	345,877
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(b)	160	157,811
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(b)	35	34,007
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	125	120,556
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	4,317	4,044,640
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	2,965	2,810,761
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	4,565	4,349,167

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	$2,031	$2,003,744
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	825	811,223
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(b)	1,000	1,000,780
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)(b)	1,902	1,913,184
3.13%, 07/27/26	2,045	2,083,650
3.70%, 10/23/24	1,932	1,998,519
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	2,902	2,958,212
3.88%, 01/27/26	2,496	2,606,947
4.00%, 07/23/25	834	874,074
4.10%, 05/22/23	805	826,123
4.35%, 09/08/26	140	148,677
5.00%, 11/24/25	1,158	1,245,730
6.25%, 08/09/26	195	223,257
Series F, 3.88%, 04/29/24	1,916	1,980,569
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	436	418,451
National Australia Bank Ltd./New York, 3.63%, 06/20/23	47	48,230
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	1,825	1,733,476
2.36%, 05/22/24 (Call 05/22/23)(b)	460	460,943
3.75%, 11/01/29 (Call 11/01/24)(b)	1,259	1,274,788
3.88%, 09/12/23	1,470	1,505,515
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	1,510	1,561,612
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	1,285	1,322,149
4.80%, 04/05/26	2,030	2,175,551
5.13%, 05/28/24	1,477	1,551,441
6.00%, 12/19/23	1,125	1,194,829
6.10%, 06/10/23(a)	1,213	1,268,968
Northern Trust Corp., 3.95%, 10/30/25	823	872,503
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(b)	5	4,885
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	30	30,934
PNC Bank N.A.
2.95%, 02/23/25 (Call 01/24/25)	85	87,230
3.25%, 06/01/25 (Call 05/02/25)	157	162,330
3.30%, 10/30/24 (Call 09/30/24)	27	27,872
3.50%, 06/08/23 (Call 05/09/23)	237	242,264
3.80%, 07/25/23 (Call 06/25/23)	80	82,093
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	2,050	2,138,970
2.50%, 08/27/24 (Call 07/27/24)	2,530	2,557,273
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	803	805,706
3.50%, 01/23/24 (Call 12/23/23)	2,610	2,686,055
3.90%, 04/29/24 (Call 03/29/24)	427	443,367
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	1,900	1,902,831
Royal Bank of Canada
1.15%, 06/10/25	1,718	1,654,125
1.20%, 04/27/26	280	265,944
1.60%, 04/17/23	506	506,729
2.05%, 01/21/27	250	244,913
2.25%, 11/01/24	988	988,731
2.55%, 07/16/24	1,183	1,194,830
3.70%, 10/05/23	515	530,826
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	2,245	2,180,546

Security	Par (000)	Value

Banks (continued)
3.24%, 10/05/26 (Call 08/05/26)	$20	$20,208
3.45%, 06/02/25 (Call 05/02/25)	420	427,102
3.50%, 06/07/24 (Call 05/07/24)	441	450,067
4.50%, 07/17/25 (Call 04/17/25)	660	692,003
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	475	453,117
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	200	188,946
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	1,995	1,931,220
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	1,005	1,044,497
Santander UK PLC
2.88%, 06/18/24(a)	30	30,408
4.00%, 03/13/24	281	291,349
State Street Corp.
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(b)	90	88,966
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	300	296,163
2.35%, 11/01/25 (Call 11/01/24)(b)	2,232	2,245,481
2.65%, 05/19/26	35	35,725
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	245	249,993
3.10%, 05/15/23	1,068	1,086,861
3.30%, 12/16/24	963	996,262
3.55%, 08/18/25	2,338	2,440,778
3.70%, 11/20/23	526	543,495
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	525	541,758
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	250	257,655
3.65%, 07/23/25	260	270,559
3.95%, 07/19/23(a)	115	118,292
3.95%, 01/10/24	20	20,751
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	1,995	1,926,472
2.35%, 01/15/25	1,875	1,868,400
2.45%, 09/27/24	1,045	1,047,832
2.70%, 07/16/24(a)	975	984,282
3.75%, 07/19/23	377	387,345
3.94%, 10/16/23	486	501,999
SVB Financial Group, 3.50%, 01/29/25	424	437,004
Svenska Handelsbanken AB, 3.90%, 11/20/23	500	518,665
Toronto-Dominion Bank (The)
0.45%, 09/11/23	578	566,729
0.75%, 06/12/23	513	507,629
0.75%, 09/11/25	605	571,804
0.75%, 01/06/26	50	47,154
1.15%, 06/12/25	1,372	1,321,867
1.20%, 06/03/26	150	142,764
1.25%, 09/10/26	4,125	3,912,604
2.65%, 06/12/24	2,577	2,609,934
3.25%, 03/11/24	1,486	1,524,918
3.50%, 07/19/23	4,173	4,277,367
3.63%, 09/15/31 (Call 09/15/26)(b)	1,040	1,072,094
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	150	149,670
1.50%, 03/10/25 (Call 02/10/25)	45	44,263
2.15%, 12/06/24 (Call 11/05/24)	155	155,521
2.64%, 09/17/29 (Call 09/17/24)(b)	631	633,492
2.75%, 05/01/23 (Call 04/01/23)	245	248,229
3.20%, 04/01/24 (Call 03/01/24)	141	144,776
3.30%, 05/15/26 (Call 04/15/26)	90	93,165
3.63%, 09/16/25 (Call 08/16/25)	435	453,218

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	$80	$82,067
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	65	62,669
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	475	453,772
2.20%, 03/16/23 (Call 02/13/23)	171	171,911
2.50%, 08/01/24 (Call 07/01/24)	213	215,439
2.85%, 10/26/24 (Call 09/26/24)	134	136,554
3.70%, 06/05/25 (Call 05/05/25)	74	77,329
3.75%, 12/06/23 (Call 11/06/23)	305	314,720
4.00%, 05/01/25 (Call 03/01/25)	390	409,305
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	210	205,361
2.40%, 07/30/24 (Call 06/28/24)	378	382,260
3.38%, 02/05/24 (Call 01/05/24)	284	291,969
3.60%, 09/11/24 (Call 08/11/24)	126	130,730
3.70%, 01/30/24 (Call 12/29/23)	116	120,109
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	117	117,089
2.80%, 01/27/25 (Call 12/27/24)	102	104,033
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	270	265,372
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	925	917,193
Westpac Banking Corp.
1.15%, 06/03/26	155	148,391
2.35%, 02/19/25	1,138	1,147,377
2.85%, 05/13/26	345	354,077
2.89%, 02/04/30 (Call 02/04/25)(b)	1,401	1,384,314
3.30%, 02/26/24	1,552	1,597,908
3.65%, 05/15/23	1,137	1,166,596
4.32%, 11/23/31 (Call 11/23/26)(b)	30	31,292

		354,053,547

Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	415	433,820
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	55	57,180
Coca-Cola Co. (The), 1.75%, 09/06/24	144	144,055
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,245	5,091,059
2.13%, 10/24/24 (Call 09/24/24)	4,850	4,868,042
2.63%, 04/29/23 (Call 01/29/23)	2,735	2,763,116
3.50%, 09/18/23 (Call 08/18/23)	3,950	4,051,752
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	295	300,992
4.06%, 05/25/23 (Call 04/25/23)	256	262,615
4.42%, 05/25/25 (Call 03/25/25)	339	358,587
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	10,550	10,738,951
PepsiCo Inc.
0.75%, 05/01/23	507	503,400
2.25%, 03/19/25 (Call 02/19/25)	1,310	1,323,297
2.75%, 04/30/25 (Call 01/30/25)(a)	706	720,995
2.85%, 02/24/26 (Call 11/24/25)	245	252,558
3.50%, 07/17/25 (Call 04/17/25)	2,021	2,111,622
3.60%, 03/01/24 (Call 12/01/23)(a)	547	565,401

		34,547,442

Security	Par (000)	Value

Biotechnology — 1.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$627	$623,257
2.25%, 08/19/23 (Call 06/19/23)(a)	747	753,409
2.60%, 08/19/26 (Call 05/19/26)(a)	80	80,724
3.13%, 05/01/25 (Call 02/01/25)	811	829,515
3.63%, 05/22/24 (Call 02/22/24)(a)	2,210	2,283,505
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	375	391,957
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,302	1,361,111
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 03/21/22)	293	288,775
2.50%, 09/01/23 (Call 07/01/23)	1,123	1,135,308
3.50%, 02/01/25 (Call 11/01/24)	969	1,002,469
3.65%, 03/01/26 (Call 12/01/25)	788	822,199
3.70%, 04/01/24 (Call 01/01/24)	2,791	2,881,317

		12,453,546

Building Materials — 0.9%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	492	491,395
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	752	773,244
4.00%, 06/15/25 (Call 03/15/25)(a)	643	672,302
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	2,340	2,416,401
3.90%, 02/14/26 (Call 11/14/25)	3,092	3,257,051
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	595	572,580
3.00%, 11/15/23 (Call 09/15/23)	491	498,247
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	238	248,572
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	350	360,206
4.20%, 12/01/24 (Call 09/01/24)	254	265,163
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	65	68,881

		9,624,042

Chemicals — 1.7%
Air Products and Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	175	180,320
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	324	337,579
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	379	386,667
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)	660	689,311
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	771	798,879
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	763	790,811
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(a)	4,305	4,188,593
2.70%, 11/01/26 (Call 08/01/26)	2,605	2,653,036
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	779	763,334
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	15	15,466
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	351	355,180
Linde Inc./CT, 2.65%, 02/05/25 (Call 11/05/24)	1,035	1,053,144
LYB International Finance BV, 4.00%, 07/15/23	268	275,713
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(a)	300	319,605
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	368	380,597
Nutrien Ltd.
1.90%, 05/13/23	511	511,899
3.00%, 04/01/25 (Call 01/01/25)	75	76,267
4.00%, 12/15/26 (Call 09/15/26)	500	532,575

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	$1,696	$1,619,053
2.40%, 08/15/24 (Call 07/15/24)	566	570,488
3.20%, 03/15/23 (Call 02/15/23)	307	312,277
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	380	388,664
3.45%, 08/01/25 (Call 05/01/25)	115	118,348

		17,317,806

Commercial Services — 2.1%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	7,625	7,959,356
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	335	361,334
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(d)	2,240	2,137,587
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	40	41,725
4.88%, 02/15/24 (Call 11/15/23)(a)	280	293,628
PayPal Holdings Inc.
1.35%, 06/01/23	727	725,437
1.65%, 06/01/25 (Call 05/01/25)	2,609	2,556,950
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	7,352	7,476,911
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	332	349,692

		21,902,620

Computers — 2.7%
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	986	970,678
1.75%, 04/01/26 (Call 03/01/26)(a)	997	962,554
2.25%, 04/01/23 (Call 03/01/23)	1,061	1,067,430
4.45%, 10/02/23 (Call 09/02/23)	1,010	1,047,703
4.90%, 10/15/25 (Call 07/15/25)	2,738	2,940,448
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	275	260,835
2.20%, 06/17/25 (Call 05/17/25)	1,838	1,826,365
International Business Machines Corp.
3.00%, 05/15/24	5,103	5,222,359
3.30%, 05/15/26	925	962,869
3.38%, 08/01/23	1,774	1,818,368
3.45%, 02/19/26(a)	5,190	5,414,416
3.63%, 02/12/24	2,209	2,284,923
7.00%, 10/30/25	2,138	2,482,154
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	301	304,639
3.63%, 05/15/25 (Call 04/15/25)	681	702,247

		28,267,988

Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
2.10%, 05/01/23	598	602,072
3.25%, 03/15/24(a)	1,883	1,941,298
Procter & Gamble Co. (The), 3.10%, 08/15/23	318	325,546
Unilever Capital Corp.
0.38%, 09/14/23	240	235,438
2.60%, 05/05/24 (Call 03/05/24)	614	621,362
3.25%, 03/07/24 (Call 02/07/24)(a)	525	537,589
3.38%, 03/22/25 (Call 01/22/25)	200	206,708

		4,470,013

Distribution & Wholesale — 0.3%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	2,996	2,971,732

Security	Par (000)	Value

Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	$2,415	$2,291,086
2.45%, 10/29/26 (Call 09/29/26)	1,460	1,406,958
2.88%, 08/14/24 (Call 07/14/24)	708	710,181
3.15%, 02/15/24 (Call 01/15/24)	145	146,478
3.50%, 01/15/25 (Call 11/15/24)	1,065	1,082,029
4.13%, 07/03/23 (Call 06/03/23)	600	613,404
4.45%, 10/01/25 (Call 08/01/25)	665	692,132
4.50%, 09/15/23 (Call 08/15/23)	320	330,112
4.88%, 01/16/24 (Call 12/16/23)	420	436,800
6.50%, 07/15/25 (Call 06/15/25)	680	749,598
Affiliated Managers Group Inc.
3.50%, 08/01/25	35	36,229
4.25%, 02/15/24	295	307,375
Air Lease Corp.
2.20%, 01/15/27 (Call 12/15/26)	1,000	959,820
2.30%, 02/01/25 (Call 01/01/25)	810	801,041
2.88%, 01/15/26 (Call 12/15/25)(a)	491	489,763
3.00%, 09/15/23 (Call 07/15/23)	325	328,520
3.25%, 03/01/25 (Call 01/01/25)	569	574,201
3.38%, 07/01/25 (Call 06/01/25)	199	201,336
4.25%, 02/01/24 (Call 01/01/24)	473	488,609
4.25%, 09/15/24 (Call 06/15/24)	576	596,667
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	271	277,320
4.25%, 06/15/26 (Call 04/15/26)	55	56,613
4.40%, 09/25/23 (Call 08/25/23)	602	617,110
5.00%, 04/01/23	510	524,984
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	255	251,960
3.05%, 06/05/23 (Call 05/05/23)	288	291,381
3.88%, 05/21/24 (Call 04/21/24)	815	840,893
4.63%, 03/30/25	528	555,963
5.13%, 09/30/24	1,275	1,352,469
5.80%, 05/01/25 (Call 04/01/25)(a)	260	281,468
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	2,550	2,580,370
3.00%, 10/30/24 (Call 09/29/24)	1,890	1,932,903
3.13%, 05/20/26 (Call 04/20/26)	423	434,506
3.40%, 02/22/24 (Call 01/22/24)	1,784	1,834,148
3.63%, 12/05/24 (Call 11/04/24)(a)	779	806,421
3.70%, 08/03/23 (Call 07/03/23)	1,695	1,740,511
4.20%, 11/06/25 (Call 10/06/25)(a)	1,262	1,342,579
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	949	966,082
3.70%, 10/15/24(a)	504	525,027
4.00%, 10/15/23	379	391,700
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	650	662,149
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)	1,591	1,645,237
4.25%, 06/02/26 (Call 03/02/26)	60	64,010
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	258	264,233
3.85%, 05/21/25 (Call 03/21/25)(a)	447	469,614
4.20%, 03/24/25 (Call 02/24/25)	404	428,648
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	805	826,510
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	505	523,084
3.95%, 11/06/24 (Call 08/06/24)	263	273,194
Franklin Resources Inc., 2.85%, 03/30/25(a)	515	525,176

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Intercontinental Exchange Inc.
0.70%, 06/15/23	$240	$237,271
3.45%, 09/21/23 (Call 08/21/23)	189	193,700
4.00%, 10/15/23	313	323,964
Invesco Finance PLC
3.75%, 01/15/26	283	296,522
4.00%, 01/30/24	888	916,416
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	1,595	1,701,083
Legg Mason Inc., 4.75%, 03/15/26	150	163,214
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	543	544,520
3.38%, 04/01/24	476	492,227
Mizuho Financial Group Inc., 2.65%, 05/22/26 (Call 05/22/25)(b)	500	500,365
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	293	305,344
Nomura Holdings Inc.
1.65%, 07/14/26	2,515	2,389,200
1.85%, 07/16/25	2,015	1,960,655
2.33%, 01/22/27	1,815	1,752,673
2.65%, 01/16/25	330	331,040
ORIX Corp.
3.25%, 12/04/24	185	189,418
4.05%, 01/16/24(a)	250	259,013
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	155	157,928
4.25%, 08/15/24 (Call 05/15/24)(a)	1,277	1,321,363
4.38%, 03/19/24 (Call 02/19/24)	630	651,773
4.50%, 07/23/25 (Call 04/23/25)	1,770	1,856,270
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(a)	2,052	1,958,244
2.85%, 01/10/25 (Call 12/10/24)	2,559	2,591,525
4.25%, 06/09/23 (Call 05/09/23)	1,014	1,039,147
		58,661,477

Electric — 5.2%
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)(a)	4,171	4,253,669
3.20%, 04/15/25 (Call 03/15/25)	7,666	7,841,781
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	680	692,084
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	50	50,488
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)	160	151,258
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 04/08/22)	217	212,506
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	767	786,275
Edison International
2.95%, 03/15/23 (Call 01/15/23)	402	404,890
3.55%, 11/15/24 (Call 10/15/24)	290	296,716
4.95%, 04/15/25 (Call 03/15/25)	541	572,600
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,045	1,076,601
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	881	888,938
2.90%, 03/01/27 (Call 02/01/27)	1,000	1,006,630
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	418	426,134
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,897	1,924,905
Series N, 3.80%, 12/01/23 (Call 11/01/23)	913	938,464
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(a)	611	577,016

Security	Par (000)	Value

Electric (continued)
Series U, 1.40%, 08/15/26 (Call 07/15/26)	$2,875	$2,737,086
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	405	418,017
3.95%, 06/15/25 (Call 03/15/25)	1,770	1,841,296
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	120	121,129
2.85%, 04/01/25 (Call 03/01/25)	4,739	4,839,040
3.13%, 12/01/25 (Call 06/01/25)	636	655,239
3.25%, 06/01/24 (Call 12/01/23)	778	797,613
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	2,975	3,003,649
Iberdrola International BV, 5.81%, 03/15/25(a)	315	348,018
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	2,680	2,751,476
3.65%, 06/15/24 (Call 03/15/24)	1,996	2,047,657
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(b)	1,078	1,059,210
5.25%, 04/20/46 (Call 04/20/26), (3 mo. LIBOR US + 3.630%)(b)	10	10,335
NextEra Energy Capital Holdings Inc., 1.88%, 01/15/27 (Call 12/15/26)	1,850	1,791,207
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25)	2,370	2,417,376
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	35	36,009
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(a)	210	216,378
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)(a)	307	313,984
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	107	102,158
2.38%, 05/15/23 (Call 02/15/23)	361	363,794
3.00%, 05/15/25 (Call 02/15/25)	70	71,387
3.25%, 09/01/23 (Call 08/01/23)	498	508,109
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	788	745,046
2.88%, 06/15/24 (Call 05/15/24)	2,052	2,080,708
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	145	146,320
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	755	771,285
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)	267	272,866
Series D, 3.40%, 06/01/23 (Call 05/01/23)	40	40,552
Series E, 3.70%, 08/01/25 (Call 06/01/25)	530	549,372

		53,157,271

Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	127	130,805

Electronics — 1.4%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	55	56,218
3.88%, 07/15/23 (Call 04/15/23)	1,638	1,676,444
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	384	389,100
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	225	223,279
3.20%, 04/01/24 (Call 02/01/24)	193	196,956
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	25	26,492
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	2,420	2,497,730
4.75%, 06/15/25 (Call 03/15/25)	200	212,074

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	$10	$10,298
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	2,748	2,684,851
2.30%, 08/15/24 (Call 07/15/24)	1,467	1,481,905
3.35%, 12/01/23	280	287,655
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	959	1,009,242
Legrand France SA, 8.50%, 02/15/25	328	385,964
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	868	890,516
4.75%, 12/01/24 (Call 09/01/24)	1,120	1,181,544
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)(a)	84	86,239
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	738	689,351

		13,985,858

Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	243	245,384
3.20%, 03/15/25 (Call 12/15/24)	273	279,418
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	266	268,027
3.13%, 03/01/25 (Call 12/01/24)	45	46,317

		839,146

Food — 2.6%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	308	315,026
3.95%, 03/15/25 (Call 01/15/25)	470	490,379
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	1,333	1,383,734
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	3,000	3,087,930
3.65%, 02/15/24 (Call 11/15/23)(a)	443	456,290
3.70%, 10/17/23 (Call 09/17/23)	2,125	2,186,476
4.00%, 04/17/25 (Call 02/17/25)	1,128	1,180,486
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	540	519,809
3.20%, 08/21/25 (Call 05/21/25)	15	15,497
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)	20	19,477
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	650	667,531
JM Smucker Co. (The), 3.50%, 03/15/25	507	524,603
Kellogg Co.
2.65%, 12/01/23	2,657	2,695,394
3.25%, 04/01/26	8,902	9,138,704
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	135	138,325
4.00%, 02/01/24 (Call 11/01/23)	232	240,064
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	560	528,018
3.15%, 08/15/24 (Call 06/15/24)	1,192	1,220,894
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	1,302	1,268,200
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	88	90,487
3.95%, 08/15/24 (Call 05/15/24)	349	362,482

		26,529,806

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	420	434,473

Security	Par (000)	Value

Gas — 0.3%
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	$187	$189,510
5.20%, 07/15/25 (Call 04/15/25)	235	250,541
5.50%, 01/15/26 (Call 12/15/25)	1,249	1,354,203
ONE Gas Inc.
1.10%, 03/11/24 (Call 03/11/24)	215	210,182
3.61%, 02/01/24 (Call 11/01/23)	276	282,635
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	325	333,063
3.20%, 06/15/25 (Call 03/15/25)	50	51,359
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	310	313,212

		2,984,705

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.00%, 03/15/60 (Call 03/15/25)(b)	492	477,668

Health Care - Products — 0.0%
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	32	33,125
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	338	338,223
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	45	46,302

		417,650

Health Care - Services — 1.1%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	411	416,298
3.50%, 11/15/24 (Call 08/15/24)	301	309,870
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	805	778,701
2.38%, 01/15/25 (Call 12/15/24)	525	527,525
3.35%, 12/01/24 (Call 10/01/24)	643	661,904
3.50%, 08/15/24 (Call 05/15/24)	505	519,524
HCA Inc.
4.75%, 05/01/23	263	270,893
5.00%, 03/15/24	2,021	2,124,111
5.25%, 04/15/25	782	839,751
5.25%, 06/15/26 (Call 12/15/25)	255	276,293
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	314	325,659
4.50%, 04/01/25 (Call 03/01/25)	702	745,629
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	510	488,942
2.30%, 12/01/24 (Call 11/01/24)	123	122,963
3.25%, 09/01/24 (Call 07/01/24)	589	600,509
3.60%, 02/01/25 (Call 11/01/24)	441	453,533
4.00%, 11/01/23 (Call 08/01/23)	30	30,877
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	265	274,362
3.50%, 03/30/25 (Call 12/30/24)	555	572,044
4.25%, 04/01/24 (Call 01/01/24)	713	741,499
UnitedHealth Group Inc., 3.75%, 07/15/25	251	263,151

		11,344,038

Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	20	21,043
Whirlpool Corp.
3.70%, 05/01/25	2	2,085
4.00%, 03/01/24	40	41,557

		64,685

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares — 0.2%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	$888	$921,229
Kimberly-Clark Corp.
2.40%, 06/01/23	569	575,367
2.75%, 02/15/26	185	189,316
3.05%, 08/15/25	240	247,539

		1,933,451

Insurance — 1.5%
Aflac Inc.
3.25%, 03/17/25(a)	184	190,350
3.63%, 11/15/24	310	323,541
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(b)	1,007	1,012,921
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	280	281,268
3.75%, 07/10/25 (Call 04/10/25)	383	398,665
4.13%, 02/15/24	93	96,895
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	72,709
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	230	237,636
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25) .	313	335,289
Lincoln National Corp.
3.35%, 03/09/25(a)	225	232,018
4.00%, 09/01/23	110	113,484
Manulife Financial Corp., 4.15%, 03/04/26	215	228,117
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	1,186	1,222,137
3.50%, 03/10/25 (Call 12/10/24)	356	368,777
3.75%, 03/14/26 (Call 12/14/25)	50	52,778
3.88%, 03/15/24 (Call 02/15/24)	1,412	1,462,945
MetLife Inc.
3.00%, 03/01/25	807	830,766
3.60%, 04/10/24(a)	345	357,168
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	51	52,324
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	413	416,940
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(b)	1,055	1,074,064
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	394	405,556
Reinsurance Group of America Inc., 4.70%, 09/15/23	58	60,305
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	1,835	2,147,849
Voya Financial Inc.
3.65%, 06/15/26	30	31,479
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(b)	581	586,490
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	294	301,582
XLIT Ltd., 4.45%, 03/31/25	2,025	2,137,286

		15,031,339

Internet — 0.4%
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	776	748,700
2.80%, 08/22/24 (Call 06/22/24)(a)	317	324,231
3.80%, 12/05/24 (Call 09/05/24)	381	399,280
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	263	273,339
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	200	191,690
1.90%, 03/11/25 (Call 02/11/25)	526	519,830

Security	Par (000)	Value

Internet (continued)
3.45%, 08/01/24 (Call 05/01/24)	$347	$356,511
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	1,190	1,281,142

		4,094,723

Iron & Steel — 0.2%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	238	235,506
4.00%, 08/01/23 (Call 05/01/23)	210	215,569
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	553	532,196
4.50%, 04/15/23 (Call 01/15/23)(a)	244	249,636
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	239	238,434
2.80%, 12/15/24 (Call 11/15/24)	360	365,436
5.00%, 12/15/26 (Call 04/08/22)	25	25,689

		1,862,466

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	330	335,716

Lodging — 0.8%
Hyatt Hotels Corp.
4.85%, 03/15/26 (Call 12/15/25)(a)	162	171,924
5.38%, 04/23/25 (Call 03/23/25)	545	589,118
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	529	510,136
3.20%, 08/08/24 (Call 07/08/24)	613	605,160
3.50%, 08/18/26 (Call 06/18/26)	30	29,166
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	265	272,430
3.75%, 03/15/25 (Call 12/15/24)	339	349,543
3.75%, 10/01/25 (Call 07/01/25)	95	98,246
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	426	464,595
Series R, 3.13%, 06/15/26 (Call 03/15/26)(a)	120	122,149
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	61	62,970
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,000	953,810
5.13%, 08/08/25 (Call 06/08/25)	4,159	4,188,030

		8,417,277

Machinery — 1.4%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	220	216,271
0.65%, 07/07/23	364	359,840
1.45%, 05/15/25	327	319,930
2.15%, 11/08/24	246	247,193
2.85%, 05/17/24	545	556,298
3.25%, 12/01/24	231	238,669
3.30%, 06/09/24	785	809,578
3.45%, 05/15/23	65	66,552
3.65%, 12/07/23(a)	184	190,451
3.75%, 11/24/23	356	369,250
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	302	311,918
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	645	612,550
1.88%, 01/15/26 (Call 12/15/25)	2,095	2,041,305
1.95%, 07/02/23	766	766,008
4.20%, 01/15/24	1,371	1,417,408
CNH Industrial NV, 4.50%, 08/15/23	1,897	1,959,544
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	215	219,085
John Deere Capital Corp.
0.70%, 07/05/23	50	49,433

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
1.20%, 04/06/23	$183	$182,583
2.05%, 01/09/25	37	37,084
2.60%, 03/07/24	174	176,882
2.65%, 06/24/24	320	325,277
3.35%, 06/12/24	214	220,546
3.40%, 09/11/25	100	104,107
3.45%, 06/07/23	142	145,479
3.45%, 01/10/24	238	245,388
3.45%, 03/13/25(a)	149	155,178
3.65%, 10/12/23	402	414,852
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	581	576,195
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	60	61,401
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	245	247,369
4.40%, 03/15/24 (Call 02/15/24)	287	297,329
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	20	20,539

		13,961,492

Manufacturing — 3.1%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	3,161	3,151,991
2.25%, 03/15/23 (Call 02/15/23)	2,372	2,392,708
2.25%, 09/19/26 (Call 06/19/26)(a)	315	314,820
2.65%, 04/15/25 (Call 03/15/25)	3,301	3,349,789
3.00%, 08/07/25(a)	2,217	2,281,360
3.25%, 02/14/24 (Call 01/14/24)	3,841	3,954,117
Carlisle Companies Inc., 3.50%, 12/01/24 (Call 10/01/24)	198	204,219
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	374	385,078
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	351	355,549
3.30%, 11/21/24 (Call 08/21/24)	278	284,494
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	176	183,515
4.30%, 03/01/24 (Call 12/01/23)	20	20,763
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	7,386	7,610,904
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	2,110	2,202,629
3.55%, 11/01/24 (Call 08/01/24)(a)	5,478	5,657,733

		32,349,669

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	271	287,501
Comcast Corp., 3.38%, 08/15/25 (Call 05/15/25)	311	321,845
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	335	338,796
3.45%, 03/15/25 (Call 12/15/24)	133	135,947
3.80%, 03/13/24 (Call 01/13/24)	179	183,890
3.90%, 11/15/24 (Call 08/15/24)	261	270,200
3.95%, 06/15/25 (Call 03/15/25)	224	231,883
4.90%, 03/11/26 (Call 12/11/25)	30	32,061
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	588	599,766
4.03%, 01/25/24 (Call 12/25/23)	350	362,719
Paramount Global
3.50%, 01/15/25 (Call 10/15/24)	240	247,493
3.70%, 08/15/24 (Call 03/03/22)	157	163,291
3.88%, 04/01/24 (Call 03/18/22)	65	67,436
4.75%, 05/15/25 (Call 04/15/25)	523	558,622

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	$252	$260,578
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	473	486,745
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	290	288,770
3.35%, 03/24/25	821	850,014
3.70%, 09/15/24 (Call 06/15/24)	276	286,452

		5,974,009

Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	30	30,903

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	1,870	1,980,311

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26 (Call 11/01/26)	500	488,840

Oil & Gas — 1.9%
BP Capital Markets America Inc.
2.75%, 05/10/23	55	55,662
3.19%, 04/06/25 (Call 03/06/25)	302	309,402
3.79%, 02/06/24 (Call 01/06/24)	331	341,615
3.80%, 09/21/25 (Call 07/21/25)	279	292,526
BP Capital Markets PLC
2.75%, 05/10/23	115	116,421
3.51%, 03/17/25	307	318,230
3.54%, 11/04/24	168	173,880
3.81%, 02/10/24	443	458,230
3.99%, 09/26/23	314	324,152
Chevron Corp., 1.55%, 05/11/25 (Call 04/11/25)	1,389	1,368,776
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	230	230,287
3.35%, 11/15/24 (Call 08/15/24)	231	238,156
4.95%, 03/15/26 (Call 12/15/25)(a)	145	158,875
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	605	674,787
Diamondback Energy Inc., 4.75%, 05/31/25 (Call 03/18/22)	677	723,381
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)(a)	312	317,778
2.99%, 03/19/25 (Call 02/19/25)	776	797,115
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	1,951	1,997,941
HollyFrontier Corp.
2.63%, 10/01/23(a)	63	63,364
5.88%, 04/01/26 (Call 01/01/26)	1,754	1,904,914
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	515	529,276
4.70%, 05/01/25 (Call 04/01/25)	614	652,535
5.13%, 12/15/26 (Call 09/15/26)	10	11,004
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	1,105	1,194,472
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	479	457,062
3.70%, 04/06/23	178	181,911
3.85%, 04/09/25 (Call 03/09/25)(a)	339	352,787
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	884	896,482
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	1,176	1,185,761
3.70%, 01/15/24	1,404	1,452,747
3.75%, 04/10/24	1,571	1,615,334
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	95	96,067

		19,490,930

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	$2,675	$2,612,485
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)(a)	417	425,457
3.80%, 11/15/25 (Call 08/15/25)	206	215,791
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	580	563,099
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	1,353	1,389,856

		5,206,688

Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	795	832,174
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	599	619,216
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	160	162,810
3.75%, 03/15/25 (Call 01/15/25)	255	264,930

		1,879,130

Pharmaceuticals — 2.7%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	498	514,648
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	151	154,991
3.40%, 05/15/24 (Call 02/15/24)	226	231,829
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/28/22)	160	155,786
1.20%, 05/28/26 (Call 04/28/26)	2,945	2,823,578
AstraZeneca PLC
0.30%, 05/26/23	155	152,895
0.70%, 04/08/26 (Call 03/08/26)	2,842	2,671,253
3.38%, 11/16/25	4,483	4,669,313
3.50%, 08/17/23 (Call 07/17/23)	2,522	2,588,278
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	211	216,283
3.73%, 12/15/24 (Call 09/15/24)	110	113,800
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)	211	216,037
3.25%, 11/01/23(a)	149	153,022
3.63%, 05/15/24 (Call 02/15/24)(a)	15	15,511
3.88%, 08/15/25 (Call 04/04/22)	188	198,297
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,190	1,211,836
3.20%, 03/15/23	267	271,032
3.50%, 11/15/24 (Call 08/15/24)	696	716,469
3.75%, 09/15/25 (Call 06/15/25)	670	697,483
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	332	317,591
3.00%, 07/15/23 (Call 05/16/23)	74	75,122
3.25%, 04/15/25 (Call 01/15/25)	195	199,259
3.50%, 06/15/24 (Call 03/17/24)	353	362,538
3.75%, 07/15/23 (Call 06/15/23)	269	276,107
4.13%, 11/15/25 (Call 09/15/25)	351	369,750
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	360	364,252
3.38%, 08/12/24 (Call 05/12/24)	222	228,025
3.88%, 07/20/25 (Call 04/20/25)	657	686,775
4.00%, 12/05/23 (Call 09/05/23)	91	93,969
4.10%, 03/25/25 (Call 01/25/25)	686	719,868
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	257	262,312

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	$359	$363,972
3.38%, 05/15/23	459	469,130
3.63%, 05/15/25	223	233,294
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/01/24)	780	797,534
Johnson & Johnson, 0.55%, 09/01/25 (Call 08/01/25)	202	192,338
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	349	360,046
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	660	695,000
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	425	434,775
2.80%, 05/18/23	394	400,785
2.90%, 03/07/24 (Call 02/07/24)(a)	197	201,498
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	263	261,475
3.40%, 05/06/24	465	480,610
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	642	650,609
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	365	378,903
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	120	128,101

		27,775,979

Pipelines — 2.2%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	116,916
4.95%, 12/15/24 (Call 09/15/24)	207	218,673
5.95%, 06/01/26 (Call 03/01/26)	35	38,963
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	999	1,079,100
7.00%, 06/30/24 (Call 01/01/24)	735	795,784
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	526	558,307
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	15	14,325
2.15%, 02/16/24	80	80,159
2.50%, 01/15/25 (Call 12/15/24)	619	620,158
2.50%, 02/14/25	160	160,576
3.50%, 06/10/24 (Call 03/10/24)	315	322,790
4.00%, 10/01/23 (Call 07/01/23)	607	623,796
4.25%, 12/01/26 (Call 09/01/26)	25	26,654
Energy Transfer LP, 3.90%, 05/15/24 (Call 02/15/24)	320	328,662
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	228	232,423
4.15%, 02/01/24 (Call 11/01/23)	191	197,135
4.25%, 09/01/24 (Call 06/01/24)	320	332,954
4.30%, 05/01/24 (Call 02/01/24)	376	390,104
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)	376	394,176
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	214	222,560
4.50%, 07/15/23 (Call 04/15/23)	385	395,665
4.88%, 12/01/24 (Call 09/01/24)	534	565,864
4.88%, 06/01/25 (Call 03/01/25)	723	769,966
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	835	824,061
2.75%, 09/01/24 (Call 08/01/24)	1,218	1,224,541
5.85%, 01/15/26 (Call 12/15/25)(a)	2,458	2,736,172
7.50%, 09/01/23 (Call 06/01/23)	900	960,732
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(a)	196	207,803

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 09/15/23 (Call 06/15/23)	$772	$800,371
Phillips 66 Partners LP, 2.45%, 12/15/24 (Call 11/15/24)	50	50,232
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	729	746,423
4.65%, 10/15/25 (Call 07/15/25)	169	179,105
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	245	253,073
5.63%, 03/01/25 (Call 12/01/24)	1,255	1,354,948
5.75%, 05/15/24 (Call 02/15/24)(a)	925	984,200
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	35	36,033
3.50%, 03/15/25 (Call 12/15/24)	733	753,311
4.75%, 03/15/24 (Call 12/15/23)	557	582,577
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	621	652,652
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	487	505,579
4.00%, 09/15/25 (Call 06/15/25)	420	438,169
4.30%, 03/04/24 (Call 12/04/23)	352	364,968
4.50%, 11/15/23 (Call 08/15/23)	229	237,441
4.55%, 06/24/24 (Call 03/24/24)	238	249,522

		22,627,623

Real Estate — 0.3%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	290	301,240
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	2,680	2,910,882

		3,212,122

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	384	397,528
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	238	247,258
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	233	223,286
1.45%, 09/15/26 (Call 08/15/26)	1,035	980,352
1.60%, 04/15/26 (Call 03/15/26)	275	263,733
2.40%, 03/15/25 (Call 02/15/25)	839	836,407
2.75%, 01/15/27 (Call 11/15/26)	525	524,312
2.95%, 01/15/25 (Call 12/15/24)	325	328,559
3.00%, 06/15/23	1,399	1,419,761
3.38%, 05/15/24 (Call 04/15/24)	909	929,162
3.38%, 10/15/26 (Call 07/15/26)	600	615,846
4.00%, 06/01/25 (Call 03/01/25)	140	145,753
4.40%, 02/15/26 (Call 11/15/25)	335	355,381
5.00%, 02/15/24	1,678	1,767,656
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	309	313,959
3.20%, 01/15/25 (Call 10/15/24)	961	982,209
3.80%, 02/01/24 (Call 11/01/23)	700	719,768
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	178	184,075
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	371	382,115
3.85%, 02/01/25 (Call 11/01/24)	615	638,997
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	253	259,168
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	235	231,090
Crown Castle International Corp.
1.35%, 07/15/25 (Call 06/15/25)	175	167,913

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.15%, 07/15/23 (Call 06/15/23)(a)	$248	$252,357
3.20%, 09/01/24 (Call 07/01/24)	285	290,766
3.70%, 06/15/26 (Call 03/15/26)	55	57,074
4.45%, 02/15/26 (Call 11/15/25)	30	31,881
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	641	653,000
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	1,000	1,034,330
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,334	1,263,618
1.25%, 07/15/25 (Call 06/15/25)	1,298	1,237,864
1.45%, 05/15/26 (Call 04/15/26)	784	745,945
2.63%, 11/18/24 (Call 10/18/24)	1,902	1,913,868
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	46	47,708
Federal Realty Investment Trust, 3.95%, 01/15/24 (Call 10/15/23)(a)	247	254,393
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	407	430,162
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	34	34,916
4.00%, 06/01/25 (Call 03/01/25)	326	340,765
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	497	507,929
Series E, 4.00%, 06/15/25 (Call 03/15/25)	520	538,387
Series F, 4.50%, 02/01/26 (Call 11/01/25)	552	579,263
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	584	598,594
4.38%, 10/01/25 (Call 07/01/25)	168	177,107
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	305	307,538
3.13%, 06/01/23 (Call 03/01/23)	170	172,343
3.30%, 02/01/25 (Call 12/01/24)	448	459,500
Office Properties Income Trust, 4.50%, 02/01/25
(Call 11/01/24)	815	835,538
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	5	5,058
4.45%, 03/15/24 (Call 12/15/23)	133	137,807
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	132	136,851
3.88%, 04/15/25 (Call 02/15/25)	273	285,028
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25) .	525	542,383
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	474	486,291
4.25%, 02/01/26 (Call 11/01/25)	215	223,972
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	855	859,608
3.50%, 04/15/24 (Call 03/15/24)	579	593,267
3.50%, 02/01/25 (Call 11/01/24)	448	459,657
3.75%, 05/01/24 (Call 02/01/24)	614	630,817
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	1,073	1,102,583
4.00%, 06/01/25 (Call 03/01/25)	858	898,026
4.50%, 01/15/24 (Call 10/15/23)	205	212,938
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	135	141,036
4.60%, 04/01/24 (Call 01/01/24)	300	313,098

		32,707,554

Retail — 2.7%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	556	571,423
AutoZone Inc., 3.63%, 04/15/25 (Call 03/15/25)	1,266	1,309,690
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	389	406,680

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	$160	$160,141
2.70%, 04/01/23 (Call 01/01/23)	1,880	1,900,812
3.00%, 04/01/26 (Call 01/01/26)	615	637,214
3.35%, 09/15/25 (Call 06/15/25)	1,014	1,054,033
3.75%, 02/15/24 (Call 11/15/23)	1,199	1,241,456
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	570	575,991
3.13%, 09/15/24 (Call 06/15/24)	873	893,638
3.38%, 09/15/25 (Call 06/15/25)	650	674,017
3.88%, 09/15/23 (Call 06/15/23)	235	241,571
4.00%, 04/15/25 (Call 03/15/25)	821	863,224
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	311	303,527
3.25%, 06/10/24	110	113,354
3.30%, 07/01/25 (Call 06/01/25)	282	290,965
3.38%, 05/26/25 (Call 02/26/25)	415	430,093
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	861	917,197
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	363	380,322
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	6,376	6,419,038
2.50%, 04/15/26(a)	7,017	7,178,321
3.50%, 07/01/24	1,670	1,738,353

		28,301,060

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	380	405,825

Semiconductors — 1.5%
Altera Corp., 4.10%, 11/15/23	414	429,446
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,343	2,475,567
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	1,330	1,356,547
2.88%, 05/11/24 (Call 03/11/24)(a)	1,097	1,122,132
3.40%, 03/25/25 (Call 02/25/25)	730	756,214
3.70%, 07/29/25 (Call 04/29/25)	580	607,069
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	335	350,517
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	1,080	1,127,110
NXP BV/NXP Funding LLC, 5.35%, 03/01/26 (Call 01/01/26)(d)	1,175	1,292,406
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(d)	486	488,882
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	90	86,596
1.38%, 03/12/25 (Call 02/12/25)	2,875	2,826,528
2.25%, 05/01/23 (Call 02/01/23)	751	756,204
2.63%, 05/15/24 (Call 03/15/24)	1,607	1,633,467

		15,308,685

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(d)	20	19,605
3.84%, 05/01/25 (Call 04/01/25)	420	434,612

		454,217

Software — 3.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	544	544,185
3.25%, 02/01/25 (Call 11/01/24)	1,027	1,060,449
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	459	484,438

Security	Par (000)	Value

Software (continued)
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	$800	$839,928
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	1,650	1,613,931
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	90	97,814
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	280	291,600
Intuit Inc.
0.65%, 07/15/23	965	952,272
0.95%, 07/15/25 (Call 06/15/25)(a)	4,216	4,041,373
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,780	1,796,590
2.38%, 05/01/23 (Call 02/01/23)	730	737,395
2.40%, 08/08/26 (Call 05/08/26)	3,595	3,653,670
2.70%, 02/12/25 (Call 11/12/24)	2,024	2,076,503
2.88%, 02/06/24 (Call 12/06/23)	2,499	2,559,326
3.13%, 11/03/25 (Call 08/03/25)	3,056	3,173,778
3.63%, 12/15/23 (Call 09/15/23)	2,240	2,323,014
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	550	548,075
2.95%, 05/15/25 (Call 02/15/25)	517	521,632
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	294	279,676
2.35%, 09/15/24 (Call 08/15/24)	720	722,808
3.65%, 09/15/23 (Call 08/15/23)	661	677,697
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	4,839	4,935,780
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)	3,867	3,671,137
4.50%, 05/15/25 (Call 04/15/25)	1,121	1,186,993

		38,790,064

Telecommunications — 1.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	473	489,148
3.60%, 07/15/25 (Call 04/15/25)	100	104,143
3.80%, 03/01/24 (Call 01/01/24)	97	100,292
3.90%, 03/11/24 (Call 12/11/23)	282	292,096
3.95%, 01/15/25 (Call 10/15/24)	80	83,754
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	1,202	1,244,936
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	1,878	1,897,099
2.60%, 02/28/23(a)	255	258,221
3.50%, 06/15/25	1,914	2,002,714
3.63%, 03/04/24(a)	1,185	1,229,663
Motorola Solutions Inc., 4.00%, 09/01/24	1,084	1,120,867
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	1,375	1,425,600
4.10%, 10/01/23 (Call 07/01/23)	1,043	1,070,295
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	861	884,901
Verizon Communications Inc.
2.63%, 08/15/26	625	628,375
3.38%, 02/15/25(a)	391	404,556
3.50%, 11/01/24 (Call 08/01/24)	279	288,587
Vodafone Group PLC
3.75%, 01/16/24	321	332,286
4.13%, 05/30/25	2,393	2,516,407

		16,373,940

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Toys, Games & Hobbies — 0.4%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	$1,536	$1,557,181
3.55%, 11/19/26 (Call 09/19/26)	2,085	2,153,972

		3,711,153

Transportation — 2.1%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(b)	502	540,880
Canadian National Railway Co., 2.95%, 11/21/24 (Call 08/21/24)	322	327,996
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	395	402,533
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)(a)	492	506,824
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	597	602,403
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	55	56,338
3.65%, 08/01/25 (Call 06/01/25)	75	78,199
3.85%, 01/15/24 (Call 10/15/23)	356	367,228
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,130	2,049,848
2.50%, 09/01/24 (Call 08/01/24)	3,256	3,269,480
2.85%, 03/01/27 (Call 02/01/27)	410	411,156
2.90%, 12/01/26 (Call 10/01/26)	500	504,565
3.35%, 09/01/25 (Call 08/01/25)	1,571	1,609,097
3.40%, 03/01/23 (Call 02/01/23)	4	4,064
3.65%, 03/18/24 (Call 02/18/24)	2,679	2,759,531
3.75%, 06/09/23 (Call 05/09/23)	2,830	2,892,600
3.88%, 12/01/23 (Call 11/01/23)	2,284	2,354,895
4.63%, 06/01/25 (Call 05/01/25)	1,092	1,161,680
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	132	135,618
3.25%, 08/15/25 (Call 05/15/25)	192	197,950
3.65%, 02/15/24 (Call 11/15/23)	190	195,810
3.75%, 03/15/24 (Call 12/15/23)	30	31,007
3.75%, 07/15/25 (Call 05/15/25)(a)	153	160,286
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	262	264,355
2.80%, 11/15/24 (Call 09/15/24)	255	260,521
3.90%, 04/01/25 (Call 03/01/25)	969	1,019,436

		22,164,300

Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	293	299,558
4.35%, 02/15/24 (Call 01/15/24)	295	307,254

		606,812

Security	Par/ Shares (000)	Value

Venture Capital — 0.1%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	$50	$47,219
3.38%, 01/20/27 (Call 12/20/26)	950	917,833

		965,052

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	397	408,890
3.85%, 03/01/24 (Call 12/01/23)	110	113,738

		522,628

Total Corporate Bonds & Notes — 98.6% (Cost: $1,047,364,371)		1,017,378,651

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	29,631	29,636,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	2,760	2,760,000

		32,396,964

Total Short-Term Investments — 3.1% (Cost: $32,394,115)		32,396,964

Total Investments in Securities — 101.7% (Cost: $1,079,758,486)		1,049,775,615

Other Assets, Less Liabilities — (1.7)%		(17,687,990)

Net Assets — 100.0%		$1,032,087,625

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2020	iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,259,474	$389,558	(a)	$—		$(8,572)	$(3,496)	$29,636,964	29,631	$56,240	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,216,000	—		(3,456,000	)(a)	—	—	2,760,000	2,760	658		—

						$(8,572)	$(3,496)	$32,396,964		$56,898		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets

Corporate Bonds & Notes	$—	$1,017,378,651	$—	$1,017,378,651

Money Market Funds	32,396,964	—	—	32,396,964

	$32,396,964	$1,017,378,651	$—	$1,049,775,615

See notes to financial statements.

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	$100	$97,444
BMW Vehicle Lease Trust1.10%, 03/25/25 (Call 04/25/24)	420	415,641
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 05/15/24)	2,990	2,944,567
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 06/16/24)	850	825,626
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 12/15/24)	1,000	963,096

Total Asset-Backed Securities — 0.3% (Cost: $5,361,929)		5,246,374

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
BANK, Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	850	863,668
BBCMS Mortgage Trust
2.32%, 09/15/54	2,000	1,909,049
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	670	630,696
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 09/15/28)	1,500	1,582,190
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	107,536
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	263,508
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 03/10/28)	250	266,196
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	102,359
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	1,200	1,105,086
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	800	747,087
CD Mortgage Trust, 3.35%, 11/10/49 (Call 09/10/26)	2,195	2,242,270
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.26%, 07/10/45(a)	300	305,958
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	602,739
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	739,705
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 12/10/22)	143	143,995
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	255,487
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	100,517
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 12/15/26)	1,500	1,533,762
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	56	57,135
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	100	102,357
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	250	258,734
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	507,580

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	$82	$83,054
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	1,050	1,063,086
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	423,349
Wells Fargo Commercial Mortgage Trust
4.17%, 05/15/51 (Call 01/15/28)	1,000	1,053,926
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	438,498
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	667	679,906
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	518,662
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	1,034,325
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	2,051,383
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	130	125,971
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	82	82,099
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	652,228
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	218,897

		22,852,998

Total Collaterized Mortgage Obligations — 1.1% (Cost: $24,082,050)		22,852,998

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	100	124,719
WPP Finance 2010, 3.75%, 09/19/24	792	820,195

		944,914

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	302	299,925
3.83%, 04/27/25 (Call 01/27/25)	190	197,995
4.40%, 06/15/28 (Call 03/15/28)	382	412,946
4.85%, 04/27/35 (Call 10/27/34)	210	240,364
5.05%, 04/27/45 (Call 10/27/44)	99	117,852
6.15%, 12/15/40	29	38,767
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	91,378
2.25%, 07/01/30 (Call 04/01/30)	134	127,308
2.38%, 03/15/32 (Call 12/15/31)	185	175,472
2.65%, 11/01/26 (Call 08/01/26)	25	25,447
2.82%, 09/01/51 (Call 03/01/51)	50	43,308
3.03%, 03/15/52 (Call 09/15/51)	195	175,282
3.13%, 05/04/27 (Call 02/04/27)	132	136,100
3.13%, 07/01/50 (Call 01/01/50)	21	19,322
3.75%, 11/01/46 (Call 05/01/46)	145	146,389
3.95%, 08/16/25 (Call 06/16/25)	175	184,504
4.05%, 05/04/47 (Call 11/04/46)	147	155,348
4.13%, 11/16/28 (Call 08/16/28)	161	174,038
4.15%, 05/15/45 (Call 11/16/44)	195	209,061

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.35%, 04/15/47 (Call 10/15/46)	$212	$233,351
4.45%, 11/16/38 (Call 05/16/38)	90	100,471
4.50%, 06/01/42	283	315,689
4.63%, 11/16/48 (Call 05/16/48)	184	212,647
4.70%, 12/15/41	17	19,232
4.80%, 12/15/43 (Call 06/15/43)	30	34,583
4.88%, 10/15/40	35	40,408
6.13%, 07/15/38	45	59,000
7.50%, 09/15/29	5	6,561

		3,992,748

Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	283	286,206
2.70%, 09/15/51 (Call 03/15/51)	25	22,471
2.90%, 03/01/32 (Call 12/01/31)	50	50,589
3.25%, 03/27/30 (Call 12/27/29)	178	184,876
3.75%, 09/15/47 (Call 03/15/47)	34	36,702
4.02%, 04/16/43	8	8,845
4.50%, 03/15/49 (Call 09/15/48)	55	66,089
4.54%, 03/26/42	42	49,072
5.94%, 10/01/32	72	91,496
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	205	195,156
3.25%, 08/15/26 (Call 05/15/26)	531	543,866
3.75%, 09/25/27 (Call 06/25/27)	719	751,592
4.35%, 03/15/24 (Call 02/15/24)	1,026	1,075,310

		3,362,270

Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	155	148,149
3.00%, 11/15/26 (Call 08/15/26)	37	37,439
3.45%, 11/16/27 (Call 08/16/27)	10	10,296
5.13%, 06/15/27 (Call 04/15/27)	167	185,357

		381,241

Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	110	111,580
3.25%, 03/27/40 (Call 09/27/39)	195	194,557
3.38%, 11/01/46 (Call 05/01/46)	35	34,609
3.38%, 03/27/50 (Call 09/27/49)	173	176,245
3.63%, 05/01/43 (Call 11/01/42)	44	45,860
3.88%, 11/01/45 (Call 05/01/45)	197	213,237
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	495	522,844
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	7	7,325
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	65	65,211
2.80%, 04/23/27 (Call 02/23/27)	46	46,572
2.95%, 04/23/30 (Call 01/23/30)	265	262,289

		1,680,329

Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.30%, 09/09/26	115	110,193
1.50%, 01/13/25	25	24,533
2.25%, 01/12/29	25	24,269
2.30%, 09/09/26	25	24,993
2.35%, 01/08/27	90	89,842
3.50%, 02/15/28	155	162,496
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	429	385,787

Security	Par (000)	Value

Auto Manufacturers (continued)
3.65%, 10/01/23 (Call 07/01/23)	$467	$478,820
4.88%, 10/01/43 (Call 04/01/43)	267	322,144
Daimler Finance North America LLC, 8.50%, 01/18/31	142	201,450
General Motors Co.
5.00%, 04/01/35	25	27,055
5.15%, 04/01/38 (Call 10/01/37)	25	27,131
5.20%, 04/01/45	89	95,985
5.40%, 04/01/48 (Call 10/01/47)	25	27,704
5.95%, 04/01/49 (Call 10/01/48)	55	65,731
6.25%, 10/02/43	70	84,883
6.60%, 04/01/36 (Call 10/01/35)	74	91,545
6.75%, 04/01/46 (Call 10/01/45)	59	75,394
General Motors Financial Co. Inc.
1.20%, 10/15/24	35	33,943
2.40%, 10/15/28 (Call 08/15/28)	50	47,406
Toyota Motor Credit Corp.
0.63%, 09/13/24	100	96,586
1.45%, 01/13/25	100	98,470
1.80%, 02/13/25	117	116,153
1.90%, 01/13/27	50	49,120
2.15%, 02/13/30	67	64,454
3.05%, 01/11/28	52	53,609
3.20%, 01/11/27	115	119,683
3.38%, 04/01/30	155	162,325
3.40%, 04/14/25	57	58,986
3.65%, 01/08/29	66	70,283

		3,290,973

Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	210	177,345
4.35%, 03/15/29 (Call 12/15/28)	105	112,988
4.40%, 10/01/46 (Call 04/01/46)	54	55,677
5.40%, 03/15/49 (Call 09/15/48)	282	330,363
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	67,018
4.38%, 03/15/45 (Call 09/15/44)	36	37,396
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	25	23,189
3.50%, 05/30/30 (Call 02/28/30)	124	124,614
3.55%, 01/15/52 (Call 07/15/51)	10	8,674
3.80%, 09/15/27 (Call 06/15/27)	86	89,653
4.25%, 05/15/29 (Call 02/15/29)	87	92,134
5.25%, 05/15/49 (Call 11/15/48)	92	103,106
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	75	77,088
4.15%, 10/01/25 (Call 07/01/25)	60	63,452

		1,362,697

Banks — 4.9%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	125	131,899
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	400	394,136
1.13%, 09/18/25	2,917	2,771,938
Banco Santander SA
3.23%, 11/22/32 (Call 08/22/31)(a)	400	371,620
4.38%, 04/12/28	210	222,844
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	30	29,707

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	$30	$29,504
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	36	35,917
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	88	83,840
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	50	49,210
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(a)	60	56,930
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	274	262,182
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(a)	25	21,799
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	66	64,677
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	50	48,997
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	192	170,922
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	75	76,056
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	60	60,071
3.25%, 10/21/27 (Call 10/21/26)	80	81,844
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	65	66,277
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	100	102,363
3.50%, 04/19/26	102	105,779
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	20	20,534
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	205	211,669
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	150	155,341
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	25	26,058
3.88%, 08/01/25	65	68,120
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(a)	181	189,127
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	95	99,464
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	101	105,970
4.00%, 01/22/25	95	98,661
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)	80	84,722
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(a)	459	493,462
4.20%, 08/26/24	125	130,151
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	243	265,220
4.25%, 10/22/26	35	37,135
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	80	85,288
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	373	413,948
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	265	296,720
4.88%, 04/01/44	66	76,689
5.00%, 01/21/44	283	333,020
5.88%, 02/07/42	277	359,474
7.75%, 05/14/38	125	181,392
Series L, 3.95%, 04/21/25	65	67,382
Series L, 4.18%, 11/25/27 (Call 11/25/26)	165	173,379

Security	Par (000)	Value

Banks (continued)
Series L, 4.75%, 04/21/45	$132	$148,705
Series N, 3.48%, 03/13/52 (Call 03/11/51), (SOFR + 1.650%)(a)	255	248,559
Bank of America N.A., 6.00%, 10/15/36	315	400,941
Bank of Montreal
0.51%, 01/10/25(a)	100	100,077
1.25%, 09/15/26	200	189,668
1.85%, 05/01/25	135	133,435
2.50%, 06/28/24	355	358,262
3.80%, 12/15/32 (Call 12/15/27)(a)	370	379,106
4.34%, 10/05/28 (Call 10/05/23)(a)	135	139,086
Series E, 3.30%, 02/05/24	264	270,523
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	333	327,838
2.05%, 01/26/27 (Call 12/26/26)	200	197,774
2.10%, 10/24/24	252	252,935
2.20%, 08/16/23 (Call 06/16/23)	126	126,990
2.45%, 08/17/26 (Call 05/17/26)	138	139,684
2.50%, 01/26/32 (Call 10/26/31)	100	97,318
2.80%, 05/04/26 (Call 02/04/26)	144	147,227
3.00%, 10/30/28 (Call 07/30/28)	159	160,518
3.25%, 09/11/24 (Call 08/11/24)	125	128,765
3.25%, 05/16/27 (Call 02/16/27)	45	46,769
3.30%, 08/23/29 (Call 05/23/29)	220	227,513
3.40%, 05/15/24 (Call 04/15/24)	50	51,603
3.40%, 01/29/28 (Call 10/29/27)	185	193,717
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	262	273,869
3.45%, 08/11/23	67	68,752
3.85%, 04/28/28	100	106,997
3.95%, 11/18/25 (Call 10/18/25)	174	184,590
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	179	184,769
Series G, 3.00%, 02/24/25 (Call 01/24/25)	85	87,236
Series J, 0.85%, 10/25/24 (Call 09/25/24)	100	97,296
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	191,840
Bank of Nova Scotia (The)
1.05%, 03/02/26	350	331,499
1.30%, 06/11/25	325	313,631
1.30%, 09/15/26 (Call 06/15/26)	300	285,240
1.63%, 05/01/23	374	374,045
1.95%, 02/02/27	200	194,284
2.15%, 08/01/31	725	677,121
2.20%, 02/03/25	605	603,040
2.45%, 02/02/32	200	189,772
2.70%, 08/03/26	341	344,332
3.40%, 02/11/24	524	537,692
4.50%, 12/16/25	256	272,113
Bank of Nova Scotia/The, 1.45%, 01/10/25	100	97,858
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	140	149,562
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	500	482,260
3.56%, 09/23/35 (Call 09/23/30)(a)	335	320,123
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	65	66,774
4.34%, 01/10/28 (Call 01/10/27)	55	58,134
4.38%, 09/11/24	25	25,921
4.38%, 01/12/26	360	380,110
4.95%, 01/10/47	435	491,433
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	205	219,399

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.20%, 05/12/26	$200	$215,466
BNP Paribas SA
3.25%, 03/03/23	164	166,596
4.25%, 10/15/24	205	214,049
BPCE SA, 3.38%, 12/02/26	15	15,461
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	25,366
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	200	193,748
2.25%, 01/28/25	249	248,691
3.10%, 04/02/24	622	634,384
3.50%, 09/13/23	1,087	1,117,284
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	162	156,244
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	40	39,493
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	241	244,234
3.20%, 10/21/26 (Call 07/21/26)	330	336,531
3.30%, 04/27/25	10	10,241
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	245	250,084
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	35	35,966
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	90	93,145
3.70%, 01/12/26	295	308,160
3.88%, 10/25/23	32	33,029
3.88%, 03/26/25	90	93,048
3.88%, 01/24/39 (Call 01/22/38), (3 mo. LIBOR US + 1.168%)(a)	170	177,692
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	80	83,526
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	55	57,907
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	332	340,532
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	31	32,663
4.13%, 07/25/28	121	127,111
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	54	59,478
4.30%, 11/20/26	50	53,239
4.40%, 06/10/25	175	183,657
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	108	117,238
4.45%, 09/29/27	390	416,699
4.60%, 03/09/26	90	96,037
4.65%, 07/30/45	239	270,849
4.65%, 07/23/48 (Call 06/23/48)	240	280,188
4.75%, 05/18/46	315	350,878
5.30%, 05/06/44	131	154,215
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	90	108,991
5.50%, 09/13/25	228	248,734
5.88%, 02/22/33	16	19,085
5.88%, 01/30/42	220	283,213
6.00%, 10/31/33	37	45,003
6.63%, 01/15/28	43	51,407
6.63%, 06/15/32	262	328,446
6.68%, 09/13/43	116	160,382
8.13%, 07/15/39	209	327,340
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	262,805

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	$70	$67,085
2.85%, 07/27/26 (Call 04/25/26)	72	72,727
3.25%, 04/30/30 (Call 01/30/30)	80	80,870
4.30%, 12/03/25 (Call 11/03/25)	5	5,268
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	413	422,511
4.00%, 02/01/29 (Call 10/31/28)	154	165,260
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	55	56,810
4.38%, 08/04/25	65	68,071
5.25%, 05/24/41	191	246,726
5.25%, 08/04/45	107	127,997
5.75%, 12/01/43	85	107,896
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	250	245,697
Credit Suisse AG/New York NY
2.95%, 04/09/25	20	20,272
3.63%, 09/09/24	80	82,566
Credit Suisse Group AG
3.75%, 03/26/25	165	169,475
4.55%, 04/17/26	150	158,442
4.88%, 05/15/45	220	242,112
Deutsche Bank AG, 4.10%, 01/13/26	205	213,483
Deutsche Bank AG/London, 3.70%, 05/30/24	231	237,112
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	170	162,576
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	180	173,126
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	165	155,001
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	225	222,050
3.70%, 05/30/24	100	102,470
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	35	35,810
4.10%, 01/13/26	15	15,645
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	85	81,922
3.45%, 07/27/26 (Call 04/27/26)	15	15,429
4.65%, 09/13/28 (Call 06/13/28)	255	276,802
Fifth Third Bancorp., 8.25%, 03/01/38	246	373,403
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	80	90,154
Goldman Sachs Capital I, 6.35%, 02/15/34	90	112,495
Goldman Sachs Group Inc. (The)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	100	97,899
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	50	49,459
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	55	52,727
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	155	143,713
2.60%, 02/07/30 (Call 11/07/29)	80	76,926
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	125	118,248
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	25	24,707
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	55	52,165
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	50	49,183
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	10	9,315
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	35	33,646
3.50%, 04/01/25 (Call 03/01/25)	205	210,771
3.50%, 11/16/26 (Call 11/16/25)	228	233,707
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	135	139,817
3.75%, 05/22/25 (Call 02/22/25)	78	80,703
3.75%, 02/25/26 (Call 11/25/25)	110	114,545
3.80%, 03/15/30 (Call 12/15/29)	123	128,116
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	102	105,866

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 01/26/27 (Call 01/26/26)	$280	$291,690
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	225	237,134
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	173	183,382
4.25%, 10/21/25	85	89,249
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	180	194,785
4.75%, 10/21/45 (Call 04/21/45)	166	189,428
4.80%, 07/08/44 (Call 01/08/44)	390	447,307
5.15%, 05/22/45	259	303,999
5.95%, 01/15/27	60	67,752
6.13%, 02/15/33	225	278,903
6.25%, 02/01/41	255	334,894
6.45%, 05/01/36	64	81,562
6.75%, 10/01/37	541	710,679
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	40	37,330
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	192,604
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	10	9,176
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	437	436,449
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	75	70,795
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	25	25,623
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	55	56,725
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	260	269,498
4.25%, 03/14/24	200	206,676
4.25%, 08/18/25	30	31,121
4.29%, 09/12/26 (Call 09/15/25), (3 mo. LIBOR US + 1.348%)(a)	35	36,506
4.30%, 03/08/26	225	237,647
4.38%, 11/23/26	55	57,859
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	65	69,377
4.95%, 03/31/30	220	243,978
5.25%, 03/14/44	210	241,271
6.10%, 01/14/42	235	310,169
6.50%, 05/02/36	595	749,373
6.50%, 09/15/37	355	452,966
6.80%, 06/01/38	350	457,586
7.63%, 05/17/32	127	165,804
HSBC USA Inc., 3.50%, 06/23/24	100	102,953
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	275	251,303
2.55%, 02/04/30 (Call 01/04/30)	219	212,964
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	275	262,952
3.55%, 04/09/24	175	179,566
3.95%, 03/29/27	290	304,665
4.10%, 10/02/23	732	755,885
4.55%, 10/02/28	85	92,467
Intesa Sanpaolo SpA, 5.25%, 01/12/24	495	519,705
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	300	288,774
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	200	188,696
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	200	194,956
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	40	38,403
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	230	219,763

Security	Par (000)	Value

Banks (continued)
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	$86	$84,020
2.95%, 10/01/26 (Call 07/01/26)	82	83,387
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	190	187,971
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	188	177,919
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	333	308,481
3.20%, 06/15/26 (Call 03/15/26)	185	189,840
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	180	173,403
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	77	79,077
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	45	46,504
3.63%, 12/01/27 (Call 12/01/26)	188	194,606
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	50	51,889
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	65	67,875
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	118	125,012
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	229	238,561
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	45	47,110
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	254	269,408
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	22	23,185
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	235	250,374
4.13%, 12/15/26	149	158,374
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	55	58,583
4.25%, 10/01/27	30	32,080
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	189	206,936
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	84	90,765
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	147	161,356
4.85%, 02/01/44	109	129,289
4.95%, 06/01/45	82	96,222
5.40%, 01/06/42	190	235,499
5.50%, 10/15/40	215	267,264
5.60%, 07/15/41	255	321,361
5.63%, 08/16/43	199	250,575
6.40%, 05/15/38	240	321,960
7.63%, 10/15/26	20	24,169
7.75%, 07/15/25	5	5,857
8.00%, 04/29/27	222	276,308
8.75%, 09/01/30	5	7,023
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	450	466,591
6.95%, 02/01/28	20	24,210
KeyCorp.
2.25%, 04/06/27	215	211,857
2.55%, 10/01/29	220	213,952
4.10%, 04/30/28	65	69,762
4.15%, 10/29/25	66	70,002
KfW
0.00%, 04/18/36(c)	553	409,458
0.00%, 06/29/37(c)	435	314,148
0.25%, 10/19/23	340	333,744

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.38%, 07/18/25	$175	$167,123
0.63%, 01/22/26	430	410,757
0.75%, 09/30/30	245	223,146
1.75%, 09/14/29	436	431,213
2.00%, 05/02/25	778	784,465
2.50%, 11/20/24	1,065	1,089,399
2.63%, 02/28/24	1,083	1,107,064
2.88%, 04/03/28	1,057	1,116,689
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	35	34,742
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	200	204,974
3.75%, 01/11/27	130	134,952
3.87%, 07/09/25 (Call 07/09/24)(a)	545	561,263
3.90%, 03/12/24	35	36,261
4.05%, 08/16/23	45	46,353
4.34%, 01/09/48	285	291,222
4.38%, 03/22/28	250	266,495
4.45%, 05/08/25	315	331,575
4.50%, 11/04/24	542	565,637
4.55%, 08/16/28	60	64,830
4.58%, 12/10/25	255	267,383
4.65%, 03/24/26	120	126,918
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24)(a)	200	192,654
1.64%, 10/13/27 (Call 10/13/26)(a)	200	189,984
2.34%, 01/19/28 (Call 01/19/27)(a)	200	195,174
2.76%, 09/13/26	250	251,130
3.20%, 07/18/29	25	25,184
3.29%, 07/25/27	140	143,699
3.74%, 03/07/29	95	99,340
3.78%, 03/02/25	86	89,351
3.85%, 03/01/26	255	266,694
3.96%, 03/02/28	50	52,886
4.05%, 09/11/28	75	79,832
4.15%, 03/07/39	94	103,124
4.29%, 07/26/38	100	111,039
Mizuho Financial Group Inc.
2.56%, 09/13/31	200	183,122
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	20	19,120
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	200	199,790
3.17%, 09/11/27	10	10,183
3.66%, 02/28/27	15	15,679
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	42	44,883
Morgan Stanley
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	400	386,400
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	25	22,340
1.93%, 04/28/32 (Call 01/28/32), (SOFR + 1.020%)(a)	40	36,059
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	682	672,848
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	200	184,716
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	130	127,829
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	235	213,411
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	175	165,368
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	182	176,416
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	65	65,382
2.80%, 01/25/52 (Call 07/25/51), (SOFR + 1.430%)(a)	100	87,336
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(a)	50	48,946

Security	Par (000)	Value

Banks (continued)
3.13%, 07/27/26	$135	$137,551
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	277	286,163
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	284	293,423
3.63%, 01/20/27	180	187,693
3.70%, 10/23/24	285	294,813
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	210	214,068
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	224	232,528
3.88%, 01/27/26	105	109,667
3.95%, 04/23/27	290	304,396
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	370	389,233
4.00%, 07/23/25	106	111,093
4.10%, 05/22/23	195	200,117
4.30%, 01/27/45	280	304,721
4.35%, 09/08/26	205	217,706
4.38%, 01/22/47	187	207,720
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	25	26,997
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	115	126,106
5.00%, 11/24/25	151	162,440
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	503	671,213
6.25%, 08/09/26	245	280,503
6.38%, 07/24/42	351	478,792
7.25%, 04/01/32	157	210,361
Series F, 3.88%, 04/29/24	205	211,908
National Australia Bank Ltd./New York
2.50%, 07/12/26	295	298,912
3.38%, 01/14/26	10	10,471
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	210	194,218
3.75%, 11/01/29 (Call 11/01/24)(a)	425	430,329
3.88%, 09/12/23	115	117,778
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	747	772,532
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	189	201,480
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	225	231,505
4.80%, 04/05/26	350	375,095
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	50	54,471
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	285	314,050
5.13%, 05/28/24	183	192,223
6.00%, 12/19/23	281	298,442
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	236	245,582
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	550	560,604
3.65%, 08/03/28 (Call 05/03/28)	244	262,017
3.95%, 10/30/25	310	328,646
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	904	898,196
3.13%, 11/07/23	579	595,212
PNC Bank N.A.
2.70%, 10/22/29	145	143,103

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.95%, 02/23/25 (Call 01/23/25)	$30	$30,787
3.25%, 01/22/28 (Call 12/23/27)	20	20,710
4.05%, 07/26/28	10	10,718
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	250	260,850
2.50%, 08/27/24 (Call 07/27/24)	280	283,018
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	100	95,530
2.20%, 11/01/24 (Call 10/02/24)	67	67,226
2.55%, 01/22/30 (Call 10/24/29)	120	117,997
2.60%, 07/23/26 (Call 05/24/26)	199	201,788
3.15%, 05/19/27 (Call 04/19/27)	205	212,474
3.45%, 04/23/29 (Call 01/23/29)	438	459,742
Regions Bank/Birmingham AL, 6.45%, 06/26/37	148	193,668
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	93,659
7.38%, 12/10/37	128	178,972
Royal Bank of Canada
0.75%, 10/07/24	150	144,724
1.40%, 11/02/26	150	142,971
2.25%, 11/01/24	285	285,211
2.30%, 11/03/31	250	236,437
2.55%, 07/16/24	108	109,080
3.70%, 10/05/23	405	417,446
4.65%, 01/27/26	100	107,673
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	85	82,560
3.24%, 10/05/26 (Call 08/05/26)	189	190,969
4.40%, 07/13/27 (Call 04/14/27)	682	716,782
4.50%, 07/17/25 (Call 04/17/25)	360	377,456
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	200	193,812
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)	50	49,361
2.35%, 11/01/25 (Call 11/01/24)(a)	205	206,238
2.40%, 01/24/30	303	297,052
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	50	49,007
2.65%, 05/19/26	221	225,579
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	358	355,820
3.10%, 05/15/23	125	127,208
3.30%, 12/16/24	381	394,160
3.55%, 08/18/25	253	264,122
3.70%, 11/20/23	160	165,322
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	198	204,320
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	37	40,043
Sumitomo Mitsui Financial Group Inc.
2.45%, 09/27/24	5	5,014
2.63%, 07/14/26	60	60,138
2.70%, 07/16/24	205	206,952
2.72%, 09/27/29	35	34,239
3.01%, 10/19/26	120	121,840
3.04%, 07/16/29	40	39,923
3.20%, 09/17/29	37	36,974
3.35%, 10/18/27	82	84,547
3.36%, 07/12/27	158	163,306
3.45%, 01/11/27	182	188,157
3.54%, 01/17/28	25	25,943
3.78%, 03/09/26	80	83,687
3.94%, 07/19/28	105	111,166

Security	Par (000)	Value

Banks (continued)
4.31%, 10/16/28	$48	$52,023
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	200	193,196
3.13%, 06/05/30 (Call 03/05/30)	199	200,015
3.50%, 01/29/25	85	87,607
Toronto-Dominion Bank (The)
0.70%, 09/10/24	100	96,546
1.25%, 12/13/24	100	97,701
1.25%, 09/10/26	100	94,851
1.45%, 01/10/25(d)	200	195,812
1.95%, 01/12/27	200	195,348
2.00%, 09/10/31	100	92,769
2.45%, 01/12/32	200	191,508
2.65%, 06/12/24	596	603,617
3.25%, 03/11/24	268	275,019
3.50%, 07/19/23	252	258,303
3.63%, 09/15/31 (Call 09/15/26)(a)	326	336,060
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	322,391
2.64%, 09/17/29 (Call 09/17/24)(a)	15	15,059
3.20%, 04/01/24 (Call 03/01/24)	125	128,348
3.30%, 05/15/26 (Call 04/15/26)	10	10,352
4.05%, 11/03/25 (Call 09/03/25)	60	63,764
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	300	303,435
2.85%, 10/26/24 (Call 09/26/24)	361	367,881
3.70%, 06/05/25 (Call 05/05/25)	70	73,149
3.75%, 12/06/23 (Call 11/06/23)	242	249,713
3.88%, 03/19/29 (Call 02/19/29)	10	10,603
4.00%, 05/01/25 (Call 03/01/25)	128	134,336
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	104	111,822
Westpac Banking Corp.
2.35%, 02/19/25	51	51,420
2.70%, 08/19/26	130	132,412
2.85%, 05/13/26	190	194,999
2.89%, 02/04/30 (Call 02/04/25)(a)	175	172,916
3.02%, 11/18/36 (Call 11/18/31)(a)	185	171,872
3.13%, 11/18/41	65	58,451
3.30%, 02/26/24	491	505,524
3.35%, 03/08/27	123	128,628
3.40%, 01/25/28	185	193,985
4.11%, 07/24/34 (Call 07/24/29)(a)	464	478,022
4.32%, 11/23/31 (Call 11/23/26)(a)	204	212,782
4.42%, 07/24/39	141	152,339
Wintrust Financial Corp., 4.85%, 06/06/29	15	15,795

		96,332,979

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	611	638,709
4.70%, 02/01/36 (Call 08/01/35)	252	281,174
4.90%, 02/01/46 (Call 08/01/45)	425	482,800
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	180	183,622
4.63%, 02/01/44	250	272,860
4.70%, 02/01/36 (Call 08/01/35)	321	357,764
4.90%, 02/01/46 (Call 08/01/45)	158	177,143
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	110	114,949
3.75%, 07/15/42	87	85,900

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.00%, 04/13/28 (Call 01/13/28)	$269	$286,767
4.35%, 06/01/40 (Call 12/01/39)	150	159,961
4.38%, 04/15/38 (Call 10/15/37)	184	197,432
4.44%, 10/06/48 (Call 04/06/48)	200	214,186
4.50%, 06/01/50 (Call 12/01/49)	191	210,402
4.60%, 04/15/48 (Call 10/15/47)	288	316,310
4.60%, 06/01/60 (Call 12/01/59)	180	195,719
4.75%, 01/23/29 (Call 10/23/28)	300	333,861
4.75%, 04/15/58 (Call 10/15/57)	140	155,050
4.90%, 01/23/31 (Call 10/23/30)	163	187,251
4.95%, 01/15/42	137	156,366
5.45%, 01/23/39 (Call 07/23/38)	253	301,401
5.55%, 01/23/49 (Call 07/23/48)	168	208,008
5.80%, 01/23/59 (Call 07/23/58)	178	228,506
8.00%, 11/15/39	32	48,066
8.20%, 01/15/39	270	411,064
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	162	168,422
4.00%, 04/15/38 (Call 10/15/37)	23	24,931
4.50%, 07/15/45 (Call 01/15/45)	139	159,961
Coca-Cola Co. (The)
1.65%, 06/01/30	261	241,874
1.75%, 09/06/24	681	681,259
2.13%, 09/06/29	295	287,719
2.50%, 06/01/40	237	214,886
2.50%, 03/15/51	55	47,142
2.60%, 06/01/50	168	147,326
2.75%, 06/01/60	39	34,010
2.90%, 05/25/27	40	41,232
3.38%, 03/25/27	195	205,360
3.45%, 03/25/30	322	340,724
4.20%, 03/25/50	125	143,858
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	251,538
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	46	43,963
4.10%, 02/15/48 (Call 08/15/47)	27	26,935
4.50%, 05/09/47 (Call 11/09/46)	47	49,410
5.25%, 11/15/48 (Call 05/15/48)	71	82,644
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	520	491,738
2.13%, 10/24/24 (Call 09/24/24)	4,535	4,551,870
2.13%, 04/29/32 (Call 01/29/32)	1,210	1,138,634
2.38%, 10/24/29 (Call 07/24/29)	500	488,865
2.63%, 04/29/23 (Call 01/29/23)	2,325	2,348,901
3.50%, 09/18/23 (Call 08/18/23)	1,550	1,589,928
3.88%, 05/18/28 (Call 02/18/28)	400	429,824
5.88%, 09/30/36	90	118,782
Diageo Investment Corp.
4.25%, 05/11/42	130	146,507
7.45%, 04/15/35	124	179,902
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	215	201,999
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	123	123,077
3.13%, 12/15/23 (Call 10/15/23)	147	149,986
3.20%, 05/01/30 (Call 02/01/30)	174	176,015
3.40%, 11/15/25 (Call 08/15/25)	60	61,852
3.43%, 06/15/27 (Call 03/15/27)	263	272,605
3.80%, 05/01/50 (Call 11/01/49)	117	115,093
4.42%, 05/25/25 (Call 03/25/25)	329	348,010

Security	Par (000)	Value

Beverages (continued)
4.42%, 12/15/46 (Call 06/15/46)	$225	$240,586
4.50%, 11/15/45 (Call 05/15/45)	14	15,001
4.60%, 05/25/28 (Call 02/25/28)	290	317,086
4.99%, 05/25/38 (Call 11/25/37)	35	39,967
5.09%, 05/25/48 (Call 11/25/47)	39	45,638
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,050	1,068,805
4.20%, 07/15/46 (Call 01/15/46)	175	174,436
5.00%, 05/01/42	152	166,227
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	47,322
2.25%, 03/19/25 (Call 02/19/25)	240	242,436
2.38%, 10/06/26 (Call 07/06/26)	434	440,128
2.63%, 03/19/27 (Call 01/19/27)	181	185,215
2.63%, 07/29/29 (Call 04/29/29)	150	151,688
2.63%, 10/21/41 (Call 04/21/41)	50	46,418
2.75%, 04/30/25 (Call 01/30/25)	482	492,238
2.75%, 03/19/30 (Call 12/19/29)	389	394,574
2.75%, 10/21/51 (Call 04/21/51)	50	45,941
2.85%, 02/24/26 (Call 11/24/25)	230	237,095
2.88%, 10/15/49 (Call 04/15/49)	65	61,268
3.00%, 10/15/27 (Call 07/15/27)	289	300,522
3.38%, 07/29/49 (Call 01/29/49)	90	91,025
3.45%, 10/06/46 (Call 04/06/46)	244	251,571
3.50%, 07/17/25 (Call 04/17/25)	125	130,605
3.60%, 03/01/24 (Call 12/01/23)	190	196,392
3.60%, 08/13/42	75	78,882
3.63%, 03/19/50 (Call 09/19/49)	106	113,296
3.88%, 03/19/60 (Call 09/19/59)	15	16,753
4.00%, 05/02/47 (Call 11/02/46)	50	56,128
7.00%, 03/01/29	110	141,939

		28,121,235

Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	576	572,561
2.20%, 02/21/27 (Call 12/21/26)	287	282,881
2.30%, 02/25/31 (Call 11/25/30)	235	222,155
2.45%, 02/21/30 (Call 11/21/29)	291	280,960
2.60%, 08/19/26 (Call 05/19/26)	62	62,561
2.77%, 09/01/53 (Call 03/01/53)	10	8,125
2.80%, 08/15/41 (Call 02/15/41)	200	175,578
3.00%, 01/15/52 (Call 07/15/51)	310	265,704
3.13%, 05/01/25 (Call 02/01/25)	94	96,146
3.15%, 02/21/40 (Call 08/21/39)	205	190,783
3.20%, 11/02/27 (Call 08/02/27)	142	146,524
3.35%, 02/22/32 (Call 11/22/31)	30	30,596
3.38%, 02/21/50 (Call 08/21/49)	225	206,368
3.63%, 05/22/24 (Call 02/22/24)	234	241,783
4.40%, 05/01/45 (Call 11/01/44)	180	192,364
4.56%, 06/15/48 (Call 12/15/47)	254	278,531
4.66%, 06/15/51 (Call 12/15/50)	143	160,417
4.95%, 10/01/41	151	173,439
5.15%, 11/15/41 (Call 05/15/41)	67	77,794
5.65%, 06/15/42 (Call 12/15/41)	5	6,221
6.38%, 06/01/37	55	73,945
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	271	283,255
5.25%, 06/23/45 (Call 12/23/44)	215	256,295
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	115	105,269

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 05/01/50 (Call 11/01/49)	$192	$158,767
3.25%, 02/15/51 (Call 08/15/50)(b)	30	25,237
4.05%, 09/15/25 (Call 06/15/25)	582	608,423
5.20%, 09/15/45 (Call 03/15/45)	167	188,728
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	220	199,707
2.50%, 09/01/23 (Call 07/01/23)	185	187,028
2.80%, 10/01/50 (Call 04/01/50)	126	106,635
2.95%, 03/01/27 (Call 12/01/26)	448	456,848
3.50%, 02/01/25 (Call 11/01/24)	159	164,492
3.65%, 03/01/26 (Call 12/01/25)	380	396,492
3.70%, 04/01/24 (Call 01/01/24)	175	180,663
4.00%, 09/01/36 (Call 03/01/36)	114	121,619
4.15%, 03/01/47 (Call 09/01/46)	260	272,810
4.50%, 02/01/45 (Call 08/01/44)	240	262,521
4.60%, 09/01/35 (Call 03/01/35)	210	237,544
4.75%, 03/01/46 (Call 09/01/45)	191	216,791
4.80%, 04/01/44 (Call 10/01/43)	233	264,450
5.65%, 12/01/41 (Call 06/01/41)	85	106,213
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	104	85,803
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	7	5,856
3.55%, 09/02/50 (Call 03/02/50)	52	45,097

		8,681,979

Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	190	183,717
3.38%, 04/05/40 (Call 10/05/39)	175	164,593
3.58%, 04/05/50 (Call 10/05/49)	145	137,782
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	132	133,960
4.00%, 09/21/23 (Call 08/21/23)	423	434,950
4.00%, 06/15/25 (Call 03/15/25)	97	101,420
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	572	590,676
3.90%, 02/14/26 (Call 11/14/25)	585	616,227
4.50%, 02/15/47 (Call 08/15/46)	127	138,651
4.63%, 07/02/44 (Call 01/02/44)	200	224,944
4.95%, 07/02/64 (Call 01/02/64)(e)	140	161,403
5.13%, 09/14/45 (Call 03/14/45)	172	207,248
6.00%, 01/15/36	105	134,867
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	125	114,346
2.00%, 09/16/31 (Call 06/16/31)	130	118,424
Lafarge SA, 7.13%, 07/15/36	38	51,805
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	115	116,697
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	17	17,787
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	106	108,880
4.50%, 05/15/47 (Call 11/15/46)	120	129,356
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	51,386
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	208	214,065
3.95%, 08/15/29 (Call 05/15/29)	106	111,115
4.20%, 12/01/24 (Call 09/01/24)	570	595,052
4.30%, 07/15/47 (Call 01/15/47)	140	146,420
4.40%, 01/30/48 (Call 07/30/47)	50	53,071

Security	Par (000)	Value

Building Materials (continued)
7.00%, 12/01/36	$41	$53,918
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	44	48,458
4.70%, 03/01/48 (Call 09/01/47)	45	50,954

		5,212,172

Chemicals — 0.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	50	59,769
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	20	19,059
4.25%, 10/01/34 (Call 04/01/34)	44	47,576
4.38%, 11/15/42 (Call 05/15/42)	32	34,288
4.63%, 10/01/44 (Call 04/01/44)	92	101,736
4.80%, 11/30/28 (Call 08/30/28)	65	72,563
4.80%, 05/15/49 (Call 11/15/48)	204	231,926
5.25%, 11/15/41 (Call 05/15/41)	69	81,682
5.55%, 11/30/48 (Call 05/30/48)	15	18,929
7.38%, 11/01/29	50	64,735
9.40%, 05/15/39	115	193,527
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/25/25)	140	149,198
4.73%, 11/15/28 (Call 08/15/28)	519	574,813
5.32%, 11/15/38 (Call 05/15/38)	302	359,459
5.42%, 11/15/48 (Call 05/15/48)	160	201,219
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	107	115,983
4.80%, 09/01/42 (Call 03/01/42)	113	124,079
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	125	111,247
1.65%, 02/01/27 (Call 01/01/27)	70	68,107
2.13%, 02/01/32 (Call 11/01/31)	200	188,674
2.70%, 11/01/26 (Call 08/01/26)	3,760	3,829,334
2.70%, 12/15/51 (Call 06/15/51)	145	126,531
2.75%, 08/18/55 (Call 02/18/55)	10	8,637
3.25%, 12/01/27 (Call 09/01/27)	281	294,404
3.95%, 12/01/47 (Call 06/01/47)	255	277,891
4.80%, 03/24/30 (Call 12/24/29)	496	569,224
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	27	29,035
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	200	202,382
4.38%, 06/01/47 (Call 12/01/46)	40	42,000
4.45%, 09/26/28 (Call 06/26/28)	90	97,636
5.00%, 09/26/48 (Call 03/26/48)	36	41,070
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	236	244,239
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	140	153,878
5.25%, 07/15/43	56	64,732
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	15	15,615
LYB International Finance III LLC
3.63%, 04/01/51 (Call 04/01/50)	65	61,366
3.80%, 10/01/60 (Call 04/01/60)	45	40,822
4.20%, 10/15/49 (Call 04/15/49)	40	40,574
4.20%, 05/01/50 (Call 11/01/49)	194	196,685
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	125	132,409
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	10,566
4.88%, 11/15/41 (Call 05/15/41)	5	5,469
5.45%, 11/15/33 (Call 05/15/33)	15	17,633
5.63%, 11/15/43 (Call 05/15/43)	125	154,156

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	$52	$56,050
4.90%, 06/01/43 (Call 12/01/42)	115	133,687
5.00%, 04/01/49 (Call 10/01/48)	18	21,798
5.25%, 01/15/45 (Call 07/15/44)	58	70,301
5.63%, 12/01/40	148	184,446
5.88%, 12/01/36	80	100,965
6.13%, 01/15/41 (Call 07/15/40)	10	13,161
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	5	5,040
2.80%, 08/15/29 (Call 05/15/29)	134	133,819
3.20%, 03/15/23 (Call 02/15/23)	157	159,699
3.75%, 03/15/28 (Call 12/15/27)	135	144,974
Rohm & Haas Co., 7.85%, 07/15/29	178	233,488
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	25	24,371
4.25%, 01/15/48 (Call 07/15/47)	20	21,345
5.25%, 06/01/45 (Call 12/01/44)	25	30,050
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	200	186,270
2.90%, 03/15/52 (Call 09/15/51)	80	68,601
3.30%, 05/15/50 (Call 11/15/49)	70	64,310
3.45%, 08/01/25 (Call 05/01/25)	140	144,075
3.80%, 08/15/49 (Call 02/15/49)	45	44,830
3.95%, 01/15/26 (Call 10/15/25)	15	15,876
4.00%, 12/15/42 (Call 06/15/42)	33	33,950
4.50%, 06/01/47 (Call 12/01/46)	159	173,916
4.55%, 08/01/45 (Call 02/01/45)	15	16,429

		11,556,308

Commercial Services — 0.6%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	676	608,339
1.70%, 05/15/28 (Call 03/15/28)	370	356,691
3.38%, 09/15/25 (Call 06/15/25)	657	685,809
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	262	265,545
5.25%, 10/01/25 (Call 07/01/25)	33	35,594
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	90	87,016
2.90%, 11/15/31 (Call 08/15/31)	155	147,672
4.15%, 08/15/49 (Call 02/15/49)	92	90,729
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	90	83,504
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	25	18,933
3.10%, 11/29/61 (Call 05/29/61)	95	80,867
3.25%, 01/15/28 (Call 10/15/27)	190	197,072
3.25%, 05/20/50 (Call 11/20/49)	84	76,492
3.75%, 03/24/25 (Call 02/24/25)	120	125,174
4.25%, 02/01/29 (Call 11/01/28)	73	79,019
4.88%, 02/15/24 (Call 11/15/23)	368	385,911
4.88%, 12/17/48 (Call 06/17/48)	109	128,337
5.25%, 07/15/44	105	126,731
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	552	556,797
2.65%, 10/01/26 (Call 08/01/26)	285	287,995
2.85%, 10/01/29 (Call 07/01/29)	198	197,337
3.25%, 06/01/50 (Call 12/01/49)	86	80,578
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	77,019
2.90%, 10/01/30 (Call 07/01/30)	115	110,275

Security	Par (000)	Value

Commercial Services (continued)
3.05%, 10/01/41 (Call 04/01/41)	$30	$26,132
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	975	975,760
3.50%, 03/16/23 (Call 02/16/23)	3,990	4,057,790
4.00%, 03/18/29 (Call 12/18/28)	688	733,215
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	155	152,129
2.95%, 01/22/27 (Call 10/22/26)	83	85,283
3.25%, 12/01/49 (Call 06/01/49)	178	170,654
4.00%, 06/15/25 (Call 03/15/25)	152	160,100
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	105	101,269
4.13%, 03/15/29 (Call 12/15/28)	106	113,014
5.50%, 06/15/45 (Call 12/15/44)	51	63,437

		11,528,219

Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	100	94,398
1.70%, 08/05/31 (Call 05/05/31)	100	92,728
2.55%, 08/20/60 (Call 02/20/60)	23	19,133
2.65%, 05/11/50 (Call 11/11/49)	253	225,236
2.65%, 02/08/51 (Call 08/08/50)	15	13,344
2.70%, 08/05/51 (Call 02/05/51)	95	84,926
2.80%, 02/08/61 (Call 02/08/60)	105	92,432
2.85%, 08/05/61 (Call 02/05/61)	100	88,813
2.95%, 09/11/49 (Call 03/11/49)	119	111,952
3.45%, 02/09/45	167	170,674
3.75%, 09/12/47 (Call 03/12/47)	85	90,636
3.75%, 11/13/47 (Call 05/13/47)	51	54,539
3.85%, 05/04/43	252	271,097
3.85%, 08/04/46 (Call 02/04/46)	90	97,354
4.25%, 02/09/47 (Call 08/09/46)	35	40,223
4.38%, 05/13/45	195	226,126
4.45%, 05/06/44	14	16,349
4.65%, 02/23/46 (Call 08/23/45)	272	330,260
Dell Inc., 6.50%, 04/15/38	15	17,286
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	50	44,092
3.45%, 12/15/51 (Call 06/15/51)(b)	50	42,273
8.35%, 07/15/46 (Call 01/15/46)	68	103,478
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	432	434,618
4.45%, 10/02/23 (Call 09/02/23)	527	546,673
4.90%, 10/15/25 (Call 07/15/25)	530	569,188
6.20%, 10/15/35 (Call 04/15/35)	224	268,027
6.35%, 10/15/45 (Call 04/15/45)	305	364,033
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	266	268,458
6.00%, 09/15/41	267	320,170
International Business Machines Corp.
3.00%, 05/15/24	469	479,970
3.30%, 05/15/26	397	413,253
3.30%, 01/27/27	100	104,195
3.38%, 08/01/23	547	560,680
3.45%, 02/19/26	422	440,247
3.50%, 05/15/29	365	382,199
3.63%, 02/12/24	430	444,779
4.00%, 06/20/42	209	220,044
4.15%, 05/15/39	135	144,414
4.25%, 05/15/49	236	259,310

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.70%, 02/19/46	$90	$105,180
5.60%, 11/30/39	51	64,379
5.88%, 11/29/32	30	37,606
6.50%, 01/15/28	2	2,421
7.00%, 10/30/25	251	291,403
7.13%, 12/01/96(d)	20	32,881
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	109,429
4.38%, 05/15/30 (Call 02/15/30)	586	622,473
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	145	137,039

		9,950,418

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	345	355,681
3.70%, 08/01/47 (Call 02/01/47)	156	171,357
4.00%, 08/15/45	298	335,855
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	57	55,611
4.15%, 03/15/47 (Call 09/15/46)	5	5,652
4.38%, 06/15/45 (Call 12/15/44)	12	13,814
6.00%, 05/15/37	25	33,437
Procter & Gamble Co. (The)
2.30%, 02/01/32	200	198,538
2.45%, 11/03/26	481	489,721
2.70%, 02/02/26	245	252,387
2.80%, 03/25/27	487	501,902
2.85%, 08/11/27	176	182,223
3.60%, 03/25/50	80	88,074
5.55%, 03/05/37	16	21,281
5.80%, 08/15/34	25	32,820
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	91,783
2.00%, 07/28/26	175	173,366
2.90%, 05/05/27 (Call 02/05/27)	100	102,217
3.10%, 07/30/25	30	30,871
3.38%, 03/22/25 (Call 01/22/25)	195	201,540
3.50%, 03/22/28 (Call 12/22/27)	35	36,906
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	100	86,817

		3,461,853

Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	489	485,039
3.75%, 05/15/46 (Call 11/15/45)	96	99,761
4.20%, 05/15/47 (Call 11/15/46)	74	82,250
4.60%, 06/15/45 (Call 12/15/44)	157	181,109

		848,159

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	200	195,496
1.65%, 10/29/24 (Call 09/29/24)	340	330,079
2.45%, 10/29/26 (Call 09/29/26)	180	173,461
3.30%, 01/30/32 (Call 10/30/31)	200	189,728
3.50%, 01/15/25 (Call 11/15/24)	315	320,037
3.65%, 07/21/27 (Call 04/21/27)	340	345,651
3.88%, 01/23/28 (Call 10/23/27)	265	269,349
4.45%, 10/01/25 (Call 08/01/25)	250	260,200
4.45%, 04/03/26 (Call 02/03/26)	265	276,278
4.63%, 10/15/27 (Call 08/15/27)	25	26,569
6.50%, 07/15/25 (Call 06/15/25)	505	556,687

Security	Par (000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	$155	$156,869
3.50%, 08/01/25	35	36,229
4.25%, 02/15/24	2	2,084
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	90	85,957
3.25%, 10/01/29 (Call 07/01/29)	85	83,101
3.63%, 04/01/27 (Call 01/01/27)	45	45,892
3.63%, 12/01/27 (Call 09/01/27)	59	59,887
3.75%, 06/01/26 (Call 04/01/26)	79	81,144
4.63%, 10/01/28 (Call 07/01/28)	55	58,170
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	107	110,138
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	168	173,337
4.63%, 03/30/25	60	63,178
5.13%, 09/30/24	533	565,385
5.80%, 05/01/25 (Call 04/01/25)	120	129,908
8.00%, 11/01/31	697	914,655
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	96,793
2.50%, 07/30/24 (Call 06/29/24)	155	156,846
3.00%, 10/30/24 (Call 09/29/24)	519	530,781
3.13%, 05/20/26 (Call 04/20/26)	250	256,800
3.30%, 05/03/27 (Call 04/02/27)(b)	135	139,304
3.40%, 02/22/24 (Call 01/22/24)	544	559,292
3.63%, 12/05/24 (Call 11/04/24)	255	263,976
3.70%, 08/03/23 (Call 07/03/23)	170	174,565
4.05%, 12/03/42	421	462,313
4.20%, 11/06/25 (Call 10/06/25)	214	227,664
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	46,081
3.00%, 04/02/25 (Call 03/02/25)	20	20,360
3.70%, 10/15/24	35	36,460
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	35	32,014
3.90%, 01/25/28 (Call 10/25/27)	120	126,034
4.00%, 04/01/24 (Call 02/01/24)	97	100,307
4.25%, 06/02/26 (Call 03/02/26)	10	10,668
4.35%, 04/15/30 (Call 01/15/30)	192	206,454
4.70%, 09/20/47 (Call 03/20/47)	260	284,567
4.85%, 03/29/29 (Call 12/29/28)	205	225,892
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	95	85,889
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	142	149,091
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	22	21,963
3.20%, 03/02/27 (Call 12/02/26)	30	31,116
3.20%, 01/25/28 (Call 10/25/27)	246	256,056
3.25%, 05/22/29 (Call 02/22/29)	85	87,507
4.00%, 02/01/29 (Call 11/01/28)	154	166,158
4.63%, 03/22/30 (Call 12/22/29)	20	22,684
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	144	135,307
4.10%, 06/15/51 (Call 12/15/50)	69	65,645
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	280	320,589
5.30%, 09/15/43 (Call 03/15/43)	94	120,070
Credit Suisse USA Inc., 7.13%, 07/15/32	126	167,183

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	$291	$305,082
4.50%, 01/30/26 (Call 11/30/25)	190	202,213
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	110	98,065
3.00%, 09/15/60 (Call 03/15/60)	165	141,413
3.10%, 09/15/27 (Call 06/15/27)	70	71,879
3.75%, 09/21/28 (Call 06/21/28)	49	51,963
4.25%, 09/21/48 (Call 03/21/48)	154	170,355
Invesco Finance PLC
3.75%, 01/15/26	15	15,717
4.00%, 01/30/24	87	89,784
5.38%, 11/30/43	113	134,812
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	330	351,948
Jefferies Group LLC
6.25%, 01/15/36	87	107,083
6.50%, 01/20/43	50	63,008
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.15%, 01/23/30	57	59,901
Legg Mason Inc.
4.75%, 03/15/26	231	251,349
5.63%, 01/15/44	128	159,597
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	115	115,322
2.00%, 11/18/31 (Call 08/18/31)	200	189,158
2.95%, 11/21/26 (Call 08/21/26)	100	103,743
2.95%, 06/01/29 (Call 03/01/29)	105	107,902
3.30%, 03/26/27 (Call 01/26/27)	45	47,293
3.35%, 03/26/30 (Call 12/26/29)	224	235,016
3.38%, 04/01/24	130	134,432
3.50%, 02/26/28 (Call 11/26/27)	315	335,311
3.65%, 06/01/49 (Call 12/01/48)	30	31,699
3.80%, 11/21/46 (Call 05/21/46)	115	123,064
3.85%, 03/26/50 (Call 09/26/49)	243	263,881
3.95%, 02/26/48 (Call 08/26/47)	47	51,415
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	199	208,104
4.50%, 06/20/28 (Call 03/20/28)	115	124,193
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	80	72,521
3.85%, 06/30/26 (Call 03/30/26)	67	70,164
Nomura Holdings Inc.
2.33%, 01/22/27	200	193,132
2.61%, 07/14/31	65	60,653
2.65%, 01/16/25	325	326,024
2.71%, 01/22/29	200	192,848
3.00%, 01/22/32	200	192,604
3.10%, 01/16/30	375	368,681
ORIX Corp.
3.25%, 12/04/24	20	20,478
4.05%, 01/16/24	40	41,442
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	30	29,843
4.65%, 04/01/30 (Call 01/01/30)	164	180,407
4.95%, 07/15/46	150	172,605
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	305	310,761
3.95%, 12/01/27 (Call 09/01/27)	351	362,074
4.50%, 07/23/25 (Call 04/24/25)	235	246,454

Security	Par (000)	Value

Diversified Financial Services (continued)
5.15%, 03/19/29 (Call 12/19/28)	$200	$218,748
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	331	326,068
2.05%, 04/15/30 (Call 01/15/30)	130	125,453
2.70%, 04/15/40 (Call 10/15/39)	130	122,277
2.75%, 09/15/27 (Call 06/15/27)	95	97,485
3.15%, 12/14/25 (Call 09/14/25)	400	414,556
3.65%, 09/15/47 (Call 03/15/47)	131	138,843
4.15%, 12/14/35 (Call 06/14/35)	197	220,947
4.30%, 12/14/45 (Call 06/14/45)	379	438,878
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	492	498,253
6.20%, 11/17/36	182	205,800

		21,088,599

Electric — 2.1%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	280	269,438
4.00%, 10/15/28 (Call 07/15/28)	19	20,108
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,557	3,627,500
3.20%, 04/15/25 (Call 03/15/25)	1,147	1,173,301
3.80%, 06/01/29 (Call 03/01/29)	897	937,383
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	139	154,614
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	32,956
3.20%, 09/15/49 (Call 03/15/49)	127	118,802
3.50%, 08/15/46 (Call 02/15/46)	55	53,969
3.75%, 08/15/47 (Call 02/15/47)	61	62,224
6.35%, 10/01/36	55	73,972
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	25	25,356
3.55%, 08/01/42 (Call 02/01/42)	40	40,195
3.95%, 03/01/48 (Call 09/01/47)	84	89,416
4.50%, 04/01/44 (Call 10/01/43)	142	160,622
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	114	127,315
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	72	64,567
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	30	37,766
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	164	156,691
3.00%, 03/01/50 (Call 09/01/49)	190	171,973
3.65%, 06/15/46 (Call 12/15/45)	151	151,892
3.70%, 08/15/28 (Call 05/15/28)	85	89,629
3.70%, 03/01/45 (Call 09/01/44)	43	43,298
4.00%, 03/01/48 (Call 09/01/47)	59	63,139
4.00%, 03/01/49 (Call 09/01/48)	95	101,205
4.35%, 11/15/45 (Call 05/15/45)	56	61,160
5.90%, 03/15/36	15	19,216
6.45%, 01/15/38	19	25,461
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	80	81,470
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	135	137,012
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	167,386
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	200	173,464
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	185	198,178
4.30%, 04/15/44 (Call 10/15/43)	125	137,854
Series A, 2.05%, 07/01/31 (Call 04/01/31)	97	90,728
Series A, 3.20%, 03/15/27 (Call 12/15/26)	360	371,070
Series A, 4.15%, 06/01/45 (Call 12/01/44)	120	129,650
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	224	211,292

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.80%, 05/15/28 (Call 02/15/28)	$89	$94,255
3.85%, 06/15/46 (Call 12/15/45)	49	48,675
3.95%, 03/01/43 (Call 09/01/42)	64	64,006
4.45%, 03/15/44 (Call 09/15/43)	30	32,294
4.50%, 12/01/45 (Call 06/01/45)	45	48,365
4.50%, 05/15/58 (Call 11/15/57)	85	92,603
4.63%, 12/01/54 (Call 06/01/54)	39	43,217
5.70%, 06/15/40	57	69,437
Series 05-A, 5.30%, 03/01/35	105	123,149
Series 06-A, 5.85%, 03/15/36	14	17,158
Series 06-B, 6.20%, 06/15/36	25	31,532
Series 08-B, 6.75%, 04/01/38	30	40,497
Series 09-C, 5.50%, 12/01/39	50	59,878
Series 12-A, 4.20%, 03/15/42	112	116,612
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	211	210,614
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	200	205,182
Series A, 4.13%, 05/15/49 (Call 11/15/48)	125	129,299
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	64,193
Series C, 4.30%, 12/01/56 (Call 06/01/56)	61	64,460
Series D, 4.00%, 12/01/28 (Call 09/01/28)	94	100,807
Series E, 4.65%, 12/01/48 (Call 06/01/48)	120	133,267
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	62	65,731
Edison International
4.13%, 03/15/28 (Call 12/15/27)	175	180,154
5.75%, 06/15/27 (Call 04/15/27)	215	238,697
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	20	22,439
6.00%, 05/15/35	107	133,459
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	360	370,886
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	165	159,913
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	140	124,194
4.20%, 09/01/48 (Call 03/01/48)	170	182,730
4.20%, 04/01/50 (Call 10/01/49)	200	216,644
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 12/01/50)	25	24,396
3.85%, 06/01/49 (Call 12/01/48)	110	113,867
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	70	66,458
4.50%, 03/30/39 (Call 09/30/38)	35	37,823
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	200	201,326
3.38%, 03/01/32 (Call 12/01/31)	200	202,588
3.45%, 01/15/50 (Call 07/15/49)	310	290,873
Series H, 3.15%, 01/15/25 (Call 10/15/24)	365	372,103
Series L, 2.90%, 10/01/24 (Call 08/01/24)	630	639,267
Series M, 3.30%, 01/15/28 (Call 10/15/27)	350	356,482
Series O, 4.25%, 04/01/29 (Call 01/01/29)	255	273,776
Series R, 1.65%, 08/15/30 (Call 05/15/30)	565	501,415
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	988	1,019,754
4.05%, 04/15/30 (Call 01/15/30)	825	874,871
4.45%, 04/15/46 (Call 10/15/45)	126	136,721
4.70%, 04/15/50 (Call 10/15/49)	195	221,109
4.95%, 06/15/35 (Call 12/15/34)	122	136,580
5.10%, 06/15/45 (Call 12/15/44)	110	127,767
5.63%, 06/15/35	120	142,608
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,232	3,300,228

Security	Par (000)	Value

Electric (continued)
3.13%, 12/01/25 (Call 06/01/25)	$564	$581,061
3.15%, 10/01/49 (Call 04/01/49)	126	120,373
3.70%, 12/01/47 (Call 06/01/47)	143	147,712
3.80%, 12/15/42 (Call 06/15/42)	67	69,795
3.95%, 03/01/48 (Call 09/01/47)	174	188,317
3.99%, 03/01/49 (Call 09/01/48)	166	179,954
4.05%, 06/01/42 (Call 12/01/41)	77	82,221
4.05%, 10/01/44 (Call 04/01/44)	230	249,893
4.13%, 02/01/42 (Call 08/01/41)	40	43,286
4.13%, 06/01/48 (Call 12/01/47)	80	88,989
4.95%, 06/01/35	20	23,471
5.25%, 02/01/41 (Call 08/01/40)	160	195,208
5.63%, 04/01/34	220	274,318
5.65%, 02/01/37	17	21,424
5.69%, 03/01/40	50	64,498
5.95%, 02/01/38	80	103,349
5.96%, 04/01/39	45	58,966
Iberdrola International BV
5.81%, 03/15/25	505	557,934
6.75%, 07/15/36	334	456,685
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	390	400,401
3.35%, 11/15/27 (Call 08/15/27)	264	272,216
3.65%, 06/15/24 (Call 03/15/24)	445	456,517
5.30%, 07/01/43 (Call 01/01/43)	259	314,496
National Grid USA, 5.80%, 04/01/35	280	330,588
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	50	49,612
2.40%, 03/15/30 (Call 12/15/29)	152	146,450
2.75%, 04/15/32 (Call 01/15/32)	50	49,051
4.02%, 11/01/32 (Call 05/01/32)	20	21,548
4.30%, 03/15/49 (Call 09/15/48)	32	35,825
4.40%, 11/01/48 (Call 05/01/48)	85	94,358
Series C, 8.00%, 03/01/32	55	77,375
Series D, 1.00%, 10/18/24	45	43,820
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	994	924,340
2.75%, 11/01/29 (Call 08/01/29)	430	421,735
3.50%, 04/01/29 (Call 01/01/29)	195	200,762
3.55%, 05/01/27 (Call 02/01/27)	582	605,495
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	585	579,694
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	140	147,904
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	94	87,090
3.10%, 06/01/51 (Call 12/01/50)	170	158,622
3.20%, 05/15/27 (Call 02/15/27)	570	588,149
3.25%, 05/15/29 (Call 02/15/29)	10	10,287
3.95%, 04/01/30 (Call 01/01/30)	300	322,737
4.40%, 03/01/44 (Call 09/01/43)	59	65,396
5.50%, 03/15/40	210	262,338
Ohio Edison Co., 6.88%, 07/15/36	5	6,744
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	90	93,508
4.15%, 04/01/48 (Call 10/01/47)	130	135,897
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	75	66,812
Series R, 2.90%, 10/01/51 (Call 04/01/51)	345	295,382
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(b)	55	47,493

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.10%, 09/15/49 (Call 03/15/49)	$120	$111,832
3.75%, 04/01/45 (Call 10/01/44)	109	111,528
3.80%, 09/30/47 (Call 03/30/47)	68	70,453
3.80%, 06/01/49 (Call 12/01/48)	78	81,601
4.10%, 11/15/48 (Call 05/15/48)	115	125,494
4.55%, 12/01/41 (Call 06/01/41)	20	22,566
5.25%, 09/30/40	30	36,534
5.30%, 06/01/42 (Call 12/01/41)	110	135,570
7.00%, 05/01/32	21	27,882
7.25%, 01/15/33	2	2,734
7.50%, 09/01/38	15	21,938
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	79	69,590
3.00%, 09/15/49 (Call 03/15/49)	85	78,110
3.70%, 09/15/47 (Call 03/15/47)	160	163,888
3.90%, 03/01/48 (Call 09/01/47)	109	115,939
4.15%, 10/01/44 (Call 04/01/44)	312	337,590
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	21,707
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	5	4,597
3.95%, 06/01/47 (Call 12/01/46)	39	40,673
4.15%, 06/15/48 (Call 12/15/47)	10	10,880
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	380	384,936
Series V, 2.20%, 06/15/31 (Call 03/15/31)	50	47,134
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	175	171,983
2.70%, 05/01/50 (Call 11/01/49)	72	62,304
3.15%, 01/01/50 (Call 07/01/49)	70	66,189
3.20%, 05/15/29 (Call 02/15/29)	275	282,826
3.20%, 08/01/49 (Call 02/01/49)	225	214,877
3.60%, 12/01/47 (Call 06/01/47)	45	45,421
3.65%, 09/01/28 (Call 06/01/28)	360	380,063
3.70%, 05/01/28 (Call 02/01/28)	72	76,375
3.80%, 01/01/43 (Call 07/01/42)	15	15,572
3.80%, 03/01/46 (Call 09/01/45)	280	291,564
3.85%, 05/01/49 (Call 11/01/48)	100	105,510
4.05%, 05/01/48 (Call 11/01/47)	25	27,021
5.80%, 05/01/37	45	57,325
Public Service Enterprise Group Inc.
0.84%, 11/08/23 (Call 05/08/22)	200	196,274
1.60%, 08/15/30 (Call 05/15/30)	452	402,104
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	170	182,466
4.50%, 08/15/40	67	75,223
6.00%, 06/01/39	55	70,057
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	62	61,859
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	179	189,423
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	42	39,467
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	310	281,737
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	240	245,201
3.40%, 02/01/28 (Call 10/01/27)	621	639,630
3.80%, 02/01/38 (Call 08/01/37)	229	233,060
4.00%, 02/01/48 (Call 08/01/47)	252	254,404
6.00%, 10/15/39	59	75,047
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	165	154,324
2.75%, 02/01/32 (Call 11/01/31)	100	96,401

Security	Par (000)	Value

Electric (continued)
2.85%, 08/01/29 (Call 05/01/29)	$37	$36,490
3.65%, 02/01/50 (Call 08/01/49)	158	149,319
4.00%, 04/01/47 (Call 10/01/46)	182	179,112
4.05%, 03/15/42 (Call 09/15/41)	69	68,320
4.50%, 09/01/40 (Call 03/01/40)	15	15,619
4.65%, 10/01/43 (Call 04/01/43)	96	102,593
5.50%, 03/15/40	4	4,614
5.63%, 02/01/36	97	112,730
6.00%, 01/15/34	133	163,102
6.05%, 03/15/39	126	152,742
6.65%, 04/01/29	250	295,327
Series 04-G, 5.75%, 04/01/35	20	23,892
Series 05-E, 5.35%, 07/15/35	75	86,938
Series 06-E, 5.55%, 01/15/37	10	11,676
Series 08-A, 5.95%, 02/01/38	12	14,416
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	19,311
Series A, 4.20%, 03/01/29 (Call 12/01/28)	187	198,985
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	119,277
Series C, 3.60%, 02/01/45 (Call 08/01/44)	59	54,893
Series C, 4.13%, 03/01/48 (Call 09/01/47)	126	126,692

		41,948,658

Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	25	24,135
2.20%, 12/21/31 (Call 09/21/31)	25	23,765
2.75%, 10/15/50 (Call 04/15/50)	29	24,976
2.80%, 12/21/51 (Call 06/21/51)	25	21,822
3.15%, 06/01/25 (Call 03/01/25)	62	63,857
5.25%, 11/15/39	15	18,231

		176,786

Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	52	51,208
3.05%, 09/22/26 (Call 06/22/26)	205	209,541
3.88%, 07/15/23 (Call 04/15/23)	786	804,447
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	760	771,788
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	106	107,408
3.55%, 10/01/27 (Call 07/01/27)	100	102,537
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	77,093
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	160	152,866
3.88%, 01/12/28 (Call 10/12/27)	247	256,989
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	20	19,046
4.63%, 04/15/26 (Call 01/15/26)	390	413,271
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	25	26,509
4.88%, 06/15/29 (Call 03/15/29)	310	335,411
4.88%, 05/12/30 (Call 02/12/30)	270	291,562
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	233	239,953
4.30%, 06/15/46 (Call 12/15/45)	70	75,643
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	47,275
1.75%, 09/01/31 (Call 06/01/31)	50	46,107
1.95%, 06/01/30 (Call 03/01/30)	205	193,364
2.30%, 08/15/24 (Call 07/15/24)	364	367,698
2.50%, 11/01/26 (Call 08/01/26)	334	338,372

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.70%, 08/15/29 (Call 05/15/29)	$165	$166,312
2.80%, 06/01/50 (Call 12/01/49)(d)	86	81,358
3.35%, 12/01/23	65	66,777
3.81%, 11/21/47 (Call 05/21/47)	52	57,318
5.38%, 03/01/41	30	38,984
5.70%, 03/15/36	45	58,226
5.70%, 03/15/37	17	22,042
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	16	16,375
3.35%, 03/01/26 (Call 12/01/25)	95	97,882
3.50%, 02/15/28 (Call 11/15/27)	60	62,229
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	73	73,945
3.95%, 01/12/28 (Call 10/12/27)	97	101,392
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	453	453,371
4.55%, 10/30/24 (Call 07/30/24)	603	634,591
4.60%, 04/06/27 (Call 01/06/27)	358	390,854
Legrand France SA, 8.50%, 02/15/25	440	517,757
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	152	155,943
4.75%, 12/01/24 (Call 09/01/24)	401	423,035
4.90%, 06/15/28 (Call 03/15/28)	259	278,925
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	180	184,916
3.70%, 02/15/26 (Call 11/15/25)	50	52,409
7.13%, 10/01/37	30	42,842

		8,905,571

Environmental Control — 0.0%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)	150	139,429
3.05%, 03/01/50 (Call 09/01/49)	50	46,111
6.20%, 03/01/40	23	30,430
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	100	92,794
2.95%, 01/15/52 (Call 07/15/51)	70	60,925
3.05%, 04/01/50 (Call 10/01/49)	57	50,515
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	37	41,379

		461,583

Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	137,389
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	173	164,654
3.13%, 04/24/50 (Call 10/24/49)	26	22,789
3.30%, 03/19/25 (Call 12/19/24)	135	138,079
3.95%, 03/15/25 (Call 01/15/25)	425	443,428
4.15%, 03/15/28 (Call 12/15/27)	258	275,500
4.80%, 03/15/48 (Call 09/15/47)	176	200,290
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	232	246,948
4.85%, 11/01/28 (Call 08/01/28)	222	243,867
5.30%, 11/01/38 (Call 05/01/38)	115	132,593
5.40%, 11/01/48 (Call 05/01/48)	116	140,495
7.00%, 10/01/28	35	42,981
8.25%, 09/15/30	170	230,969
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	115	108,122
2.88%, 04/15/30 (Call 01/15/30)	161	160,860
3.00%, 02/01/51 (Call 08/01/50)	35	31,695

Security	Par (000)	Value

Food (continued)
3.20%, 02/10/27 (Call 11/10/26)	$173	$178,071
3.65%, 02/15/24 (Call 11/15/23)	610	628,300
3.70%, 10/17/23 (Call 09/17/23)	440	452,729
4.00%, 04/17/25 (Call 02/17/25)	438	458,380
4.20%, 04/17/28 (Call 01/17/28)	408	439,481
4.70%, 04/17/48 (Call 10/17/47)	50	58,975
5.40%, 06/15/40	15	18,396
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	40	39,179
3.38%, 08/15/46 (Call 02/15/46)	45	45,677
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	240	246,473
3.90%, 06/01/50 (Call 12/01/49)	129	131,334
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	100	91,496
3.55%, 03/15/50 (Call 09/15/49)	38	36,152
4.25%, 03/15/35	57	61,518
4.38%, 03/15/45	40	43,266
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	310	291,474
2.65%, 12/01/23	834	846,051
3.25%, 04/01/26	377	387,024
3.40%, 11/15/27 (Call 08/15/27)	593	614,490
4.30%, 05/15/28 (Call 02/15/28)	79	85,790
4.50%, 04/01/46	249	281,430
Series B, 7.45%, 04/01/31	199	265,707
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	101	130,288
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	234	236,183
3.50%, 02/01/26 (Call 11/01/25)	210	218,652
3.70%, 08/01/27 (Call 05/01/27)	49	51,626
3.88%, 10/15/46 (Call 04/15/46)	128	128,771
3.95%, 01/15/50 (Call 07/15/49)	70	71,989
4.45%, 02/01/47 (Call 08/01/46)	90	97,803
4.50%, 01/15/29 (Call 10/15/28)	110	120,916
4.65%, 01/15/48 (Call 07/15/47)	115	128,737
5.00%, 04/15/42 (Call 10/15/41)	70	80,839
5.15%, 08/01/43 (Call 02/01/43)	75	87,157
5.40%, 07/15/40 (Call 01/15/40)	42	50,255
5.40%, 01/15/49 (Call 07/15/48)	133	164,961
6.90%, 04/15/38	22	29,793
7.50%, 04/01/31	30	40,399
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	414	424,035
3.40%, 08/15/27 (Call 05/15/27)	265	275,730
4.20%, 08/15/47 (Call 02/15/47)	144	159,093
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	55	46,363
Sysco Corp.
2.45%, 12/14/31 (Call 09/14/31)	25	23,797
3.15%, 12/14/51 (Call 06/14/51)	25	21,819
3.25%, 07/15/27 (Call 04/15/27)	39	40,195
3.30%, 07/15/26 (Call 04/15/26)	150	154,518
3.30%, 02/15/50 (Call 08/15/49)	43	38,595
3.75%, 10/01/25 (Call 07/01/25)	60	62,582
4.45%, 03/15/48 (Call 09/15/47)	67	71,364
4.50%, 04/01/46 (Call 10/01/45)	79	83,952
4.85%, 10/01/45 (Call 04/01/45)	131	143,790
5.38%, 09/21/35	37	44,222
5.95%, 04/01/30 (Call 01/01/30)	110	131,333

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.60%, 04/01/40 (Call 10/01/39)	$40	$53,500
6.60%, 04/01/50 (Call 10/01/49)	120	166,374
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	70	77,745
5.10%, 09/28/48 (Call 03/28/48)	82	98,316
5.15%, 08/15/44 (Call 02/15/44)	67	79,776

		12,257,520

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	65	66,638
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	75	81,619
4.40%, 08/15/47 (Call 02/15/47)	151	165,547
4.80%, 06/15/44 (Call 12/15/43)	186	210,455
5.15%, 05/15/46 (Call 11/15/45)	25	29,950
6.00%, 11/15/41 (Call 05/15/41)	120	150,982
7.30%, 11/15/39	160	225,485
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	15	16,482

		947,158

Gas — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	182	172,707
4.13%, 10/15/44 (Call 04/15/44)	74	77,479
4.13%, 03/15/49 (Call 09/15/48)	75	80,485
4.30%, 10/01/48 (Call 04/01/48)	45	48,919
5.50%, 06/15/41 (Call 12/15/40)	15	18,083
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	15	14,219
3.95%, 09/15/27 (Call 06/15/27)	50	51,212
4.75%, 09/01/28 (Call 06/01/28)	110	115,280
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	115	128,584
4.66%, 02/01/44 (Call 08/01/43)	65	73,819
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50 (Call 12/01/49)	70	64,494
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	90	90,689
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	105	112,103
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	125	137,282
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	147	155,147
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	55	57,474
3.80%, 09/29/46 (Call 03/29/46)	55	54,701
4.15%, 06/01/49 (Call 12/01/48)	196	202,891
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	139	142,073
Series K, 3.80%, 09/15/46 (Call 03/15/46)	95	99,044

		1,896,685

Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	210,579
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	57	53,724
3.25%, 03/01/27 (Call 12/01/26)	35	36,588
4.10%, 03/01/48 (Call 09/01/47)	42	46,520
Stanley Black & Decker Inc.
3.00%, 05/15/32 (Call 02/15/32)	40	40,192
4.25%, 11/15/28 (Call 08/15/28)	15	16,373
4.85%, 11/15/48 (Call 05/15/48)	35	42,530

Security	Par (000)	Value

Hand & Machine Tools (continued)
5.20%, 09/01/40	$57	$68,820

		515,326

Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	116	138,202
4.75%, 04/15/43 (Call 10/15/42)	37	43,883
4.90%, 11/30/46 (Call 05/30/46)	205	253,271
5.30%, 05/27/40	135	168,950
6.00%, 04/01/39	155	206,930
6.15%, 11/30/37	35	47,814
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(b)	70	67,910
2.27%, 12/01/28 (Call 10/01/28)(b)	50	48,165
3.50%, 08/15/46 (Call 02/15/46)	198	191,288
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	55	60,859
4.70%, 03/01/49 (Call 09/01/48)	59	67,238
6.75%, 11/15/35	2	2,655
7.38%, 01/15/40	65	96,209
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	5	4,259
2.80%, 12/10/51 (Call 06/10/51)	35	30,975
4.38%, 09/15/45 (Call 03/15/45)	75	84,007
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)	64	64,395
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	68	66,603
3.40%, 11/15/49 (Call 05/15/49)	142	138,921
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	184	199,335
Koninklijke Philips NV
5.00%, 03/15/42	37	43,491
6.88%, 03/11/38	40	54,668
Medtronic Inc., 4.63%, 03/15/45	148	174,331
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	60	56,323
2.25%, 09/15/31 (Call 06/15/31)	35	32,026
3.30%, 09/15/29 (Call 06/15/29)	223	224,478
3.63%, 03/15/51 (Call 09/15/50)	35	33,650
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	65	58,819
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	230	218,479
3.75%, 03/15/51 (Call 09/15/50)	225	215,797
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	8,814
4.38%, 05/15/44 (Call 11/15/43)	24	26,718
4.63%, 03/15/46 (Call 09/15/45)	69	78,937
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	8	8,883
5.30%, 02/01/44 (Call 08/01/43)	133	168,097
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	200	188,846
4.45%, 08/15/45 (Call 02/15/45)	74	79,484
5.75%, 11/30/39	15	18,586

		3,672,296

Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	190	191,596
4.13%, 11/15/42 (Call 05/15/42)	95	97,405

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.50%, 05/15/42 (Call 11/15/41)	$25	$26,831
4.75%, 03/15/44 (Call 09/15/43)	164	182,745
6.63%, 06/15/36	116	154,476
6.75%, 12/15/37	84	113,838
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	79	78,887
3.13%, 05/15/50 (Call 11/15/49)	98	89,131
3.60%, 03/15/51 (Call 09/15/50)	80	78,740
3.70%, 09/15/49 (Call 03/15/49)	60	59,689
4.38%, 12/01/47 (Call 06/01/47)	111	122,045
4.55%, 03/01/48 (Call 09/01/47)	97	109,387
4.63%, 05/15/42	162	181,751
4.65%, 01/15/43	180	202,230
4.65%, 08/15/44 (Call 02/15/44)	22	24,733
5.10%, 01/15/44	76	90,350
5.85%, 01/15/36	45	56,499
5.95%, 12/15/34	30	37,625
6.38%, 06/15/37	14	18,486
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	44	39,095
4.13%, 06/15/29 (Call 03/15/29)	363	380,998
4.50%, 02/15/27 (Call 08/15/26)	309	327,231
5.00%, 03/15/24	422	443,530
5.13%, 06/15/39 (Call 12/15/38)	97	108,242
5.25%, 04/15/25	256	274,906
5.25%, 06/15/26 (Call 12/15/25)	316	342,386
5.25%, 06/15/49 (Call 12/15/48)	147	167,273
5.50%, 06/15/47 (Call 12/15/46)	384	449,414
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	35	35,192
3.95%, 08/15/49 (Call 02/15/49)	46	47,168
4.63%, 12/01/42 (Call 06/01/42)	107	119,599
4.80%, 03/15/47 (Call 09/14/46)	50	57,521
4.88%, 04/01/30 (Call 01/01/30)	69	77,570
4.95%, 10/01/44 (Call 04/01/44)	165	192,271
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	35	33,553
2.95%, 12/01/29 (Call 09/01/29)	372	368,942
4.70%, 02/01/45 (Call 08/01/44)	124	136,793
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	25	26,544
Series I, 3.74%, 10/01/47	89	94,380
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	350	339,560
2.95%, 06/30/30 (Call 03/30/30)	346	341,547
3.45%, 06/01/26 (Call 03/01/26)	700	724,731
3.50%, 03/30/25 (Call 12/30/24)	414	426,714
4.20%, 06/30/29 (Call 03/30/29)	146	157,235
4.25%, 04/01/24 (Call 01/01/24)	150	155,996
4.70%, 03/30/45 (Call 09/30/44)	245	278,602
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	45	40,969
3.13%, 05/15/60 (Call 11/15/59)	72	65,482
3.25%, 05/15/51 (Call 11/15/50)	45	43,642
3.50%, 08/15/39 (Call 02/15/39)	10	10,201
3.70%, 08/15/49 (Call 02/15/49)	74	76,594
3.75%, 10/15/47 (Call 04/15/47)	45	46,638
3.88%, 08/15/59 (Call 02/15/59)	58	61,233
3.95%, 10/15/42 (Call 04/15/42)	30	31,878
4.20%, 01/15/47 (Call 07/15/46)	94	103,710

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 03/15/43 (Call 09/15/42)	$45	$49,611
4.25%, 04/15/47 (Call 10/15/46)	82	91,065
4.25%, 06/15/48 (Call 12/15/47)	105	117,199
4.38%, 03/15/42 (Call 09/15/41)	10	11,157
4.45%, 12/15/48 (Call 06/15/48)	219	252,369
4.63%, 07/15/35	74	85,555
4.63%, 11/15/41 (Call 05/15/41)	96	111,057
4.75%, 07/15/45	162	190,839
5.70%, 10/15/40 (Call 04/15/40)	64	81,769
5.80%, 03/15/36	20	25,639
5.95%, 02/15/41 (Call 08/15/40)	60	79,721
6.50%, 06/15/37	44	60,455
6.63%, 11/15/37	95	131,909
6.88%, 02/15/38	95	135,598

		9,967,727

Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	95	77,473
6.00%, 01/15/43 (Call 10/15/42)	50	54,035

		131,508

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	47	48,626
3.50%, 11/15/51 (Call 05/15/51)	175	162,720
4.40%, 03/15/29 (Call 12/15/28)	30	32,403
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	62	66,471
4.60%, 05/15/50 (Call 11/15/49)	58	63,258
4.75%, 02/26/29 (Call 11/26/28)	77	85,106

		458,584

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.95%, 08/01/47
(Call 02/01/47)	70	75,513
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	125	115,159
3.10%, 10/01/27 (Call 07/01/27)	466	480,441
3.50%, 12/15/24 (Call 09/15/24)	265	274,916
3.90%, 05/15/28 (Call 02/15/28)	124	132,468
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	94,344
2.40%, 06/01/23	100	101,119
2.75%, 02/15/26	204	208,759
2.88%, 02/07/50 (Call 08/07/49)	160	149,770
3.05%, 08/15/25	60	61,885
3.10%, 03/26/30 (Call 12/26/29)	453	468,194
3.20%, 04/25/29 (Call 01/25/29)	270	280,028
3.20%, 07/30/46 (Call 01/30/46)	100	97,635
3.90%, 05/04/47 (Call 11/04/46)	110	119,167
3.95%, 11/01/28 (Call 08/01/28)	5	5,430
5.30%, 03/01/41	130	162,303
6.63%, 08/01/37	70	99,051

		2,926,182

Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	200	213,420
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	169	179,718
4.00%, 10/15/46 (Call 04/15/46)	15	15,923
4.75%, 01/15/49 (Call 07/15/48)	32	38,294

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	$121	$126,985
4.20%, 12/15/46 (Call 06/15/46)	62	68,082
4.50%, 06/15/43	82	92,551
5.35%, 06/01/33	38	45,768
5.55%, 05/09/35	5	6,127
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	15	18,747
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	39,719
5.25%, 04/02/30 (Call 01/02/30)	40	45,165
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	115	120,339
4.20%, 04/01/28 (Call 01/01/28)	40	43,277
4.25%, 03/15/29 (Call 12/15/28)	40	43,170
4.38%, 01/15/55 (Call 07/15/54)	145	157,831
4.50%, 07/16/44 (Call 01/16/44)	273	302,730
4.70%, 07/10/35 (Call 01/10/35)	55	62,076
4.75%, 04/01/48 (Call 10/01/47)	71	82,304
4.80%, 07/10/45 (Call 01/10/45)	10	11,523
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	60	61,623
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	52	54,498
4.50%, 12/15/28 (Call 09/15/28)	49	53,408
6.25%, 09/30/40	65	86,141
Aon Corp./Aon Global Holdings PLC, 2.60%, 12/02/31 (Call 09/02/31)	25	23,862
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	55	60,428
4.75%, 05/15/45 (Call 11/15/44)	92	102,322
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	56	65,203
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	60	57,482
7.35%, 05/01/34	42	57,574
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	47,436
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	49	49,999
4.90%, 03/27/28 (Call 12/27/27)	29	31,787
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	68,249
6.15%, 04/03/30 (Call 01/03/30)	59	68,841
AXA SA, 8.60%, 12/15/30	288	388,607
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	15	15,699
4.90%, 01/15/40 (Call 01/15/30)(a)	45	45,041
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	285	314,703
4.25%, 01/15/49 (Call 07/15/48)	149	165,879
4.30%, 05/15/43	27	29,926
5.75%, 01/15/40	135	176,598
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	28	27,987
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	10,776
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	96	103,804
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	14	14,982
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	360	385,416

Security	Par (000)	Value

Insurance (continued)
5.00%, 04/20/48 (Call 10/20/47)	$225	$251,350
7.00%, 04/01/28	15	18,221
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	20	23,092
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	40	36,545
4.00%, 05/15/30 (Call 02/15/30)	55	57,171
4.60%, 11/15/24	40	42,200
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	118	126,287
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	12	11,895
3.60%, 08/19/49 (Call 02/19/49)	104	101,450
4.30%, 04/15/43	60	63,164
4.40%, 03/15/48 (Call 09/15/47)	36	40,034
5.95%, 10/15/36	38	47,964
6.10%, 10/01/41	32	42,243
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	45	44,748
3.63%, 12/12/26 (Call 09/15/26)	46	48,292
3.80%, 03/01/28 (Call 12/01/27)	40	42,104
4.35%, 03/01/48 (Call 09/01/47)	109	118,576
6.30%, 10/09/37	52	68,011
7.00%, 06/15/40	30	41,839
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	35,904
6.00%, 02/01/35	15	18,913
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	115	118,509
4.15%, 03/04/26	376	398,940
5.38%, 03/04/46	170	216,529
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	85	87,303
4.15%, 09/17/50 (Call 03/17/50)	40	41,850
4.30%, 11/01/47 (Call 05/01/47)	40	42,764
5.00%, 04/05/46	91	105,999
5.00%, 05/20/49 (Call 11/20/48)	20	23,295
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	185	190,637
3.50%, 03/10/25 (Call 12/10/24)	15	15,538
3.75%, 03/14/26 (Call 12/14/25)	169	178,388
3.88%, 03/15/24 (Call 02/15/24)	86	89,103
4.20%, 03/01/48 (Call 09/01/47)	60	64,582
4.35%, 01/30/47 (Call 07/30/46)	162	180,525
4.38%, 03/15/29 (Call 12/15/28)	17	18,545
4.75%, 03/15/39 (Call 09/15/38)	70	80,746
4.90%, 03/15/49 (Call 09/15/48)	407	487,830
5.88%, 08/01/33	55	68,405
MetLife Inc.
4.05%, 03/01/45	278	302,394
4.13%, 08/13/42	160	171,728
4.55%, 03/23/30 (Call 12/23/29)	141	158,280
4.60%, 05/13/46 (Call 11/13/45)	40	47,110
4.72%, 12/15/44	47	54,637
4.88%, 11/13/43	52	62,004
5.70%, 06/15/35	55	69,021
5.88%, 02/06/41	10	13,023
6.38%, 06/15/34	60	78,724
6.40%, 12/15/66 (Call 12/15/31)	180	203,400
6.50%, 12/15/32	15	19,689
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	18,360

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	$198	$202,536
3.70%, 05/15/29 (Call 02/15/29)	52	55,461
4.30%, 11/15/46 (Call 05/15/46)	79	88,091
4.35%, 05/15/43	96	105,931
4.63%, 09/15/42	9	10,285
6.05%, 10/15/36	64	84,431
Progressive Corp. (The)
2.45%, 01/15/27	79	79,872
3.20%, 03/26/30 (Call 12/26/29)	25	25,807
3.70%, 01/26/45	39	39,980
3.95%, 03/26/50 (Call 09/26/49)	30	32,078
4.00%, 03/01/29 (Call 12/01/28)	54	58,304
4.13%, 04/15/47 (Call 10/15/46)	76	83,054
4.20%, 03/15/48 (Call 09/15/47)	103	113,451
4.35%, 04/25/44	75	84,101
6.25%, 12/01/32	30	38,950
6.63%, 03/01/29	9	11,151
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	74	72,421
2.10%, 03/10/30 (Call 12/10/29)	35	33,462
3.00%, 03/10/40 (Call 09/10/39)	25	23,468
3.70%, 03/13/51 (Call 09/13/50)	50	50,608
3.88%, 03/27/28 (Call 12/27/27)	24	25,647
3.91%, 12/07/47 (Call 06/07/47)	114	118,821
3.94%, 12/07/49 (Call 06/07/49)	165	173,341
4.35%, 02/25/50 (Call 08/25/49)	105	118,313
4.42%, 03/27/48 (Call 09/27/47)	38	42,586
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	115	111,107
4.60%, 05/15/44	122	138,764
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	148	150,674
5.70%, 12/14/36	260	330,351
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	137	143,135
5.75%, 07/15/33	15	18,379
6.63%, 12/01/37	10	13,570
6.63%, 06/21/40	15	20,475
Prudential PLC, 3.13%, 04/14/30	30	30,534
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	172	180,013
3.95%, 09/15/26 (Call 06/15/26)	55	58,061
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	34,314
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	17,557
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	14,827
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	40	34,220
3.75%, 05/15/46 (Call 11/15/45)	88	91,202
4.00%, 05/30/47 (Call 11/30/46)	167	179,719
4.05%, 03/07/48 (Call 09/07/47)	10	10,870
4.10%, 03/04/49 (Call 09/04/48)	60	66,098
4.30%, 08/25/45 (Call 02/25/45)	125	140,922
4.60%, 08/01/43	87	100,888
5.35%, 11/01/40	75	94,316
6.25%, 06/15/37	142	190,456
6.75%, 06/20/36	99	136,888
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	65,591

Security	Par (000)	Value

Insurance (continued)
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	$35	$33,785
5.75%, 08/15/42	100	111,418
Voya Financial Inc.
3.65%, 06/15/26	85	89,190
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	25	23,794
4.80%, 06/15/46	144	166,735
5.70%, 07/15/43	69	86,780
W R Berkley Corp., 4.75%, 08/01/44	67	76,104
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	65	63,623
3.88%, 09/15/49 (Call 03/15/49)	63	61,647
4.50%, 09/15/28 (Call 06/15/28)	49	52,359
5.05%, 09/15/48 (Call 03/15/48)	128	146,445
XLIT Ltd.
4.45%, 03/31/25	536	565,721
5.25%, 12/15/43	279	357,589

		15,150,152

Internet — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	50	48,869
4.20%, 12/06/47 (Call 06/06/47)	40	38,930
4.40%, 12/06/57 (Call 06/06/57)	40	39,332
4.50%, 11/28/34 (Call 05/28/34)	205	215,201
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	469	470,130
2.05%, 08/15/50 (Call 02/15/50)	110	88,750
2.25%, 08/15/60 (Call 02/15/60)	69	55,248
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	70	60,508
2.70%, 06/03/60 (Call 12/03/59)	234	200,014
3.10%, 05/12/51 (Call 11/12/50)	160	154,608
3.25%, 05/12/61 (Call 11/12/60)	75	71,440
4.05%, 08/22/47 (Call 02/22/47)	257	288,927
4.25%, 08/22/57 (Call 02/22/57)	184	212,848
4.95%, 12/05/44 (Call 06/05/44)	119	147,944
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	67	70,450
3.60%, 06/01/26 (Call 03/01/26)	75	78,446
4.63%, 04/13/30 (Call 01/13/30)	165	184,684
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	166	164,053
3.45%, 08/01/24 (Call 05/01/24)	25	25,685
3.60%, 06/05/27 (Call 03/05/27)	265	277,728
3.65%, 05/10/51 (Call 11/10/50)	30	28,417
4.00%, 07/15/42 (Call 01/15/42)	182	183,407
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	90	88,887
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	184,250

		3,378,756

Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	30	34,181
5.20%, 08/01/43 (Call 02/01/43)	7	8,654
6.40%, 12/01/37	20	27,127
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	185	187,793
3.25%, 10/15/50 (Call 04/15/50)	30	26,643

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
3.45%, 04/15/30 (Call 01/15/30)	$210	$213,574

		497,972

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	75	76,299
4.63%, 07/28/45 (Call 01/28/45)	205	201,039

		277,338

Lodging — 0.5%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	97,059
3.70%, 01/15/31 (Call 10/15/30)	117	118,447
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	147	142,912
3.90%, 08/08/29 (Call 05/08/29)	165	157,915
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	65	69,768
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	335	362,028
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	55	54,845
Series X, 4.00%, 04/15/28 (Call 01/15/28)	125	130,060
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	35	32,272
5.13%, 08/08/25 (Call 06/08/25)	270	271,885
5.40%, 08/08/28 (Call 05/08/28)	7,660	7,582,021

		9,019,212

Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	125	132,876
Caterpillar Financial Services Corp.
0.95%, 01/10/24	50	49,367
1.15%, 09/14/26	100	95,483
1.70%, 01/08/27	50	48,829
2.15%, 11/08/24	204	204,989
2.40%, 08/09/26	40	40,345
2.85%, 05/17/24	44	44,912
3.25%, 12/01/24	132	136,382
3.30%, 06/09/24	311	320,737
3.65%, 12/07/23	274	283,606
3.75%, 11/24/23	287	297,682
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	51	51,066
3.25%, 09/19/49 (Call 03/19/49)	46	45,335
3.25%, 04/09/50 (Call 10/09/49)	75	73,690
3.40%, 05/15/24 (Call 02/15/24)	59	60,938
3.80%, 08/15/42	40	42,612
4.30%, 05/15/44 (Call 11/15/43)	10	11,415
4.75%, 05/15/64 (Call 11/15/63)	62	78,571
5.20%, 05/27/41	42	52,818
5.30%, 09/15/35	24	29,962
6.05%, 08/15/36	26	34,378
CNH Industrial Capital LLC, 4.20%, 01/15/24	276	285,343
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	112	117,265
4.50%, 08/15/23	1,721	1,777,741
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	315	320,985
2.88%, 09/07/49 (Call 03/07/49)	15	13,840
3.10%, 04/15/30 (Call 01/15/30)	30	31,040
3.75%, 04/15/50 (Call 10/15/49)	65	69,776
5.38%, 10/16/29	55	65,419
7.13%, 03/03/31	5	6,678

Security	Par (000)	Value

Machinery (continued)
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	$25	$30,155
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	46,216
3.50%, 10/01/30 (Call 07/01/30)	45	44,586
John Deere Capital Corp.
1.25%, 01/10/25	50	49,021
1.30%, 10/13/26	30	28,879
1.70%, 01/11/27	50	48,882
1.75%, 03/09/27	109	106,606
2.05%, 01/09/25	35	35,080
2.25%, 09/14/26	25	25,132
2.45%, 01/09/30	2	1,977
2.65%, 06/10/26	220	224,305
2.80%, 09/08/27	23	23,579
2.80%, 07/18/29	65	65,973
3.05%, 01/06/28	114	118,103
3.40%, 09/11/25	55	57,259
3.45%, 03/13/25	70	72,902
3.45%, 03/07/29	20	21,141
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	82	80,350
4.60%, 05/15/28 (Call 02/15/28)	10	10,752
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	27	27,630
3.50%, 03/01/29 (Call 12/01/28)	334	353,285
4.20%, 03/01/49 (Call 09/01/48)	47	52,636
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	402	436,656
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	798	763,255
2.25%, 01/30/31 (Call 10/30/30)	250	235,150
3.25%, 11/01/26 (Call 08/01/26)	185	189,988
4.38%, 11/01/46 (Call 05/01/46)	150	163,760

		8,137,338

Manufacturing — 0.8%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,379	1,375,070
2.25%, 03/15/23 (Call 02/15/23)	7,149	7,211,411
2.25%, 09/19/26 (Call 06/19/26)	586	585,666
2.38%, 08/26/29 (Call 05/26/29)	844	826,082
2.65%, 04/15/25 (Call 03/15/25)	405	410,986
2.88%, 10/15/27 (Call 07/15/27)	610	626,317
3.00%, 08/07/25	655	674,015
3.05%, 04/15/30 (Call 01/15/30)	135	138,132
3.25%, 08/26/49 (Call 02/26/49)	30	28,627
3.38%, 03/01/29 (Call 12/01/28)	119	124,209
3.63%, 09/14/28 (Call 06/14/28)	130	138,161
3.63%, 10/15/47 (Call 04/15/47)	234	235,236
3.70%, 04/15/50 (Call 10/15/49)	10	10,286
4.00%, 09/14/48 (Call 03/14/48)	102	109,302
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	60	54,290
2.75%, 03/01/30 (Call 12/01/29)	127	123,238
3.50%, 12/01/24 (Call 10/01/24)	81	83,544
3.75%, 12/01/27 (Call 09/01/27)	70	73,075
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	107	110,351
3.92%, 09/15/47 (Call 02/15/47)	55	57,923
4.00%, 11/02/32	10	10,872
4.15%, 11/02/42	45	48,311

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$343	$386,520
General Electric Co., 6.75%, 03/15/32	54	69,701
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	59,448
4.88%, 09/15/41 (Call 03/15/41)	10	12,048
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	15	15,531
3.25%, 06/14/29 (Call 03/14/29)	45	45,888
4.00%, 06/14/49 (Call 12/14/48)	43	45,377
4.10%, 03/01/47 (Call 09/01/46)	61	64,726
4.20%, 11/21/34 (Call 05/21/34)	50	53,994
4.45%, 11/21/44 (Call 05/21/44)	138	151,385
6.25%, 05/15/38	20	25,599
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	165	178,299
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	51	50,181
3.38%, 03/01/28 (Call 12/01/27)	10	10,211
3.65%, 03/15/27 (Call 12/15/26)	189	195,933
3.90%, 09/17/29 (Call 06/17/29)	50	52,673
4.00%, 03/15/26 (Call 12/15/25)	128	134,510
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	105	109,507
4.25%, 06/15/23	421	433,819
4.30%, 02/21/48 (Call 08/21/47)	80	86,795
5.75%, 06/15/43	94	120,060
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	107	111,697
3.55%, 11/01/24 (Call 08/01/24)	364	375,943
3.80%, 03/21/29 (Call 12/21/28)	380	399,008
4.50%, 03/21/49 (Call 09/21/48)	205	227,593
4.65%, 11/01/44 (Call 05/01/44)	27	30,543

		16,502,093

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	25	23,237
3.50%, 03/01/42 (Call 09/01/41)	50	42,817
3.70%, 04/01/51 (Call 10/01/50)	77	64,708
3.85%, 04/01/61 (Call 10/01/60)	145	119,653
3.90%, 06/01/52 (Call 12/01/51)	54	46,985
3.95%, 06/30/62 (Call 12/30/61)	60	50,125
4.40%, 12/01/61 (Call 06/01/61)	200	178,814
4.80%, 03/01/50 (Call 09/01/49)	105	102,354
5.13%, 07/01/49 (Call 01/01/49)	274	277,978
5.38%, 04/01/38 (Call 10/01/37)	30	31,738
5.38%, 05/01/47 (Call 11/01/46)	89	93,596
5.75%, 04/01/48 (Call 10/01/47)	152	167,606
6.38%, 10/23/35 (Call 04/23/35)	170	203,410
6.48%, 10/23/45 (Call 04/23/45)	230	273,525
6.83%, 10/23/55 (Call 04/23/55)	80	99,011
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	87	70,178
2.65%, 08/15/62 (Call 02/15/62)	54	42,764
2.80%, 01/15/51 (Call 07/15/50)	58	49,727
2.89%, 11/01/51 (Call 05/01/51)(b)	367	318,237
2.94%, 11/01/56 (Call 05/01/56)(b)	277	234,824
2.99%, 11/01/63 (Call 05/01/63)(b)	209	174,197
3.25%, 11/01/39 (Call 05/01/39)	68	65,493
3.40%, 07/15/46 (Call 01/15/46)	70	67,113

Security	Par (000)	Value

Media (continued)
3.45%, 02/01/50 (Call 08/01/49)	$190	$181,574
3.75%, 04/01/40 (Call 10/01/39)	95	97,758
3.90%, 03/01/38 (Call 09/01/37)	87	91,378
3.97%, 11/01/47 (Call 05/01/47)	238	245,956
4.00%, 08/15/47 (Call 02/15/47)	124	129,065
4.00%, 03/01/48 (Call 09/01/47)	168	174,429
4.00%, 11/01/49 (Call 05/01/49)	211	218,953
4.05%, 11/01/52 (Call 05/01/52)	49	51,809
4.60%, 10/15/38 (Call 04/15/38)	140	157,216
4.60%, 08/15/45 (Call 02/15/45)	131	145,994
4.65%, 07/15/42	69	78,074
4.70%, 10/15/48 (Call 04/15/48)	75	86,320
4.75%, 03/01/44	14	16,169
4.95%, 10/15/58 (Call 04/15/58)	50	60,704
5.65%, 06/15/35	28	34,793
6.45%, 03/15/37	10	13,402
6.50%, 11/15/35	113	151,430
6.55%, 07/01/39	5	6,943
6.95%, 08/15/37	5	7,053
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	167	151,830
4.65%, 05/15/50 (Call 11/15/49)	193	197,315
4.88%, 04/01/43	75	78,296
5.00%, 09/20/37 (Call 03/20/37)	37	40,179
5.20%, 09/20/47 (Call 03/20/47)	172	186,747
5.30%, 05/15/49 (Call 11/15/48)	113	124,990
6.35%, 06/01/40	30	36,619
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	110	128,436
5.58%, 01/25/49 (Call 07/25/48)	199	239,500
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	70	76,073
6.63%, 01/15/40	180	226,575
NBCUniversal Media LLC
4.45%, 01/15/43	61	66,547
6.40%, 04/30/40	10	13,654
Paramount Global
3.38%, 02/15/28 (Call 12/15/27)	72	73,524
3.70%, 06/01/28 (Call 03/01/28)	20	20,694
4.20%, 06/01/29 (Call 03/01/29)	55	57,836
4.38%, 03/15/43	132	131,937
4.60%, 01/15/45 (Call 07/15/44)	146	148,713
4.85%, 07/01/42 (Call 01/01/42)	45	47,475
4.90%, 08/15/44 (Call 02/15/44)	52	55,233
4.95%, 01/15/31 (Call 10/15/30)	35	38,674
4.95%, 05/19/50 (Call 11/19/49)	110	120,317
5.25%, 04/01/44 (Call 10/01/43)	128	140,630
5.50%, 05/15/33	42	48,920
5.85%, 09/01/43 (Call 03/01/43)	180	215,059
5.90%, 10/15/40 (Call 04/15/40)	72	84,285
6.88%, 04/30/36	132	168,549
7.88%, 07/30/30	65	84,802
Thomson Reuters Corp.
5.50%, 08/15/35	40	48,323
5.65%, 11/23/43 (Call 05/23/43)	52	66,595
5.85%, 04/15/40	80	103,683
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	147	139,021
5.50%, 09/01/41 (Call 03/01/41)	37	39,352
5.88%, 11/15/40 (Call 05/15/40)	119	132,746

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.55%, 05/01/37	$45	$53,994
6.75%, 06/15/39	67	81,038
7.30%, 07/01/38	60	75,425
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	47	63,728
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	35	32,062
3.70%, 12/01/42	40	40,755
4.13%, 06/01/44	26	28,002
4.38%, 08/16/41	110	121,331
Series E, 4.13%, 12/01/41	45	48,105
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	195	170,295
3.50%, 05/13/40 (Call 11/13/39)	101	100,753
3.60%, 01/13/51 (Call 07/13/50)	195	197,400
3.80%, 05/13/60 (Call 11/13/59)	46	47,599
4.63%, 03/23/40 (Call 09/23/39)	22	25,070
4.70%, 03/23/50 (Call 09/23/49)	101	119,994
4.75%, 09/15/44 (Call 03/15/44)	10	11,499
4.75%, 11/15/46 (Call 05/15/46)	160	188,523
4.95%, 10/15/45 (Call 04/15/45)	42	49,950
5.40%, 10/01/43	67	83,629
6.15%, 03/01/37	40	52,155
6.15%, 02/15/41	4	5,355
6.20%, 12/15/34	110	141,977
6.40%, 12/15/35	114	152,076
6.65%, 11/15/37	140	189,889
7.75%, 12/01/45	225	361,354

		10,722,197

Metal Fabricate & Hardware — 0.0%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,599
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	39	41,907
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	117,375
5.25%, 10/01/54 (Call 04/01/54)	15	17,491

		187,372

Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	639	687,283
5.95%, 03/15/24 (Call 12/15/23)	175	185,323
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	115	109,259
2.80%, 10/01/29 (Call 07/01/29)	275	268,936
4.88%, 03/15/42 (Call 09/15/41)	250	287,397
5.45%, 06/09/44 (Call 12/09/43)	30	36,622
6.25%, 10/01/39	68	88,152
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	80	70,301
5.20%, 11/02/40	148	180,656
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	98	107,184
4.75%, 03/22/42 (Call 09/22/41)	105	123,113

		2,144,226

Multi-National — 0.0%
Council of Europe Development Bank, 0.88%, 09/22/26	140	134,480
International Bank for Reconstruction & Development, 0.85%, 02/10/27 (Call 05/10/22)(d)	75	71,002

		205,482

Security	Par (000)	Value

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	$55	$53,561

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	269	293,258

Oil & Gas — 0.8%
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	200	191,882
2.77%, 11/10/50 (Call 05/10/50)	157	127,928
2.94%, 06/04/51 (Call 12/04/50)	130	109,435
3.00%, 02/24/50 (Call 08/24/49)	200	170,810
3.00%, 03/17/52 (Call 09/17/51)	100	85,083
3.02%, 01/16/27 (Call 10/16/26)	20	20,325
3.12%, 05/04/26 (Call 02/04/26)	90	92,462
3.19%, 04/06/25 (Call 03/06/25)	30	30,735
3.38%, 02/08/61 (Call 08/08/60)	55	48,484
3.41%, 02/11/26 (Call 12/11/25)	22	22,790
3.54%, 04/06/27 (Call 02/06/27)	55	57,198
3.59%, 04/14/27 (Call 01/14/27)	128	133,467
3.63%, 04/06/30 (Call 01/06/30)	171	178,026
3.80%, 09/21/25 (Call 07/21/25)	55	57,666
3.94%, 09/21/28 (Call 06/21/28)	35	37,141
4.23%, 11/06/28 (Call 08/06/28)	118	127,664
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	135	138,939
3.72%, 11/28/28 (Call 08/28/28)	60	62,857
Burlington Resources LLC
5.95%, 10/15/36	201	260,102
7.20%, 08/15/31	80	107,826
7.40%, 12/01/31	64	88,984
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	5	4,797
3.08%, 05/11/50 (Call 11/11/49)	209	201,273
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	72	59,920
4.20%, 10/15/49 (Call 04/15/49)	35	39,195
5.25%, 11/15/43 (Call 05/15/43)	5	6,339
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	222,954
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	6,246
Conoco Funding Co., 7.25%, 10/15/31	47	63,625
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(b)	27	32,179
4.88%, 10/01/47 (Call 04/01/47)(b)	15	18,021
5.90%, 10/15/32	172	214,082
5.90%, 05/15/38	173	223,890
6.50%, 02/01/39	127	175,979
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	25	25,378
4.30%, 11/15/44 (Call 05/15/44)	89	97,538
4.95%, 03/15/26 (Call 12/15/25)	486	532,505
5.95%, 03/15/46 (Call 09/15/45)	30	40,758
6.95%, 04/15/29	161	205,921
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	69	74,010
5.00%, 06/15/45 (Call 12/15/44)	102	113,670
5.60%, 07/15/41 (Call 01/15/41)	81	94,688
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	206	208,171
4.40%, 03/24/51 (Call 09/24/50)	9	9,324
Eni USA Inc., 7.30%, 11/15/27	45	54,984

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	$118	$130,508
4.95%, 04/15/50 (Call 10/15/49)	100	121,469
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	405	394,413
2.65%, 01/15/24	426	432,880
2.88%, 04/06/25 (Call 03/06/25)	335	341,405
3.00%, 04/06/27 (Call 02/06/27)	520	533,806
3.13%, 04/06/30 (Call 01/06/30)	235	241,225
3.25%, 11/10/24	515	530,867
3.25%, 11/18/49 (Call 05/18/49)	140	133,718
3.63%, 09/10/28 (Call 06/10/28)	99	104,592
3.70%, 03/01/24	287	296,927
3.70%, 04/06/50 (Call 10/06/49)	155	161,535
3.95%, 05/15/43	232	245,124
4.25%, 11/23/41	97	106,813
4.80%, 11/08/43	145	171,362
5.10%, 08/17/40	190	230,664
7.25%, 09/23/27	25	31,031
7.75%, 06/15/23	20	21,509
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	69	69,345
2.44%, 08/16/29 (Call 05/16/29)	35	34,462
2.61%, 10/15/30 (Call 07/15/30)	74	73,361
3.10%, 08/16/49 (Call 02/16/49)	106	99,240
3.29%, 03/19/27 (Call 01/19/27)	45	47,224
3.45%, 04/15/51 (Call 10/15/50)	134	132,834
3.48%, 03/19/30 (Call 12/19/29)	219	231,187
3.57%, 03/06/45 (Call 09/06/44)	132	131,985
4.11%, 03/01/46 (Call 09/01/45)	84	91,545
4.23%, 03/19/40 (Call 09/19/39)	126	138,684
4.33%, 03/19/50 (Call 09/19/49)	192	217,386
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	210	215,053
4.30%, 04/01/27 (Call 01/01/27)	300	317,304
5.60%, 02/15/41	374	431,020
5.80%, 04/01/47 (Call 10/01/46)	145	173,261
6.00%, 01/15/40	145	172,446
7.13%, 03/15/33	45	57,196
7.30%, 08/15/31	121	154,092
7.88%, 10/01/29	40	51,651
HollyFrontier Corp., 4.50%, 10/01/30 (Call 07/01/30)	75	75,651
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	235	249,528
5.20%, 06/01/45 (Call 12/01/44)	159	175,894
6.60%, 10/01/37	196	246,789
6.80%, 03/15/32	92	113,177
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	15	15,513
4.50%, 04/01/48 (Call 10/01/47)	110	113,746
4.70%, 05/01/25 (Call 04/01/25)	126	133,908
4.75%, 09/15/44 (Call 03/15/44)	124	131,120
5.00%, 09/15/54 (Call 03/15/54)	66	70,964
5.13%, 12/15/26 (Call 09/15/26)	70	77,027
6.50%, 03/01/41 (Call 09/01/40)	83	105,555
Ovintiv Inc.
6.50%, 08/15/34	45	54,902
6.50%, 02/01/38	25	29,707
6.63%, 08/15/37	155	189,272
7.20%, 11/01/31	70	86,053

Security	Par (000)	Value

Oil & Gas (continued)
7.38%, 11/01/31	$50	$63,241
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	120	107,231
3.85%, 04/09/25 (Call 03/09/25)	162	168,589
3.90%, 03/15/28 (Call 12/15/27)	210	219,883
4.65%, 11/15/34 (Call 05/15/34)	117	130,566
4.88%, 11/15/44 (Call 05/15/44)	305	347,270
5.88%, 05/01/42	52	65,940
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	195	196,619
2.83%, 01/10/30 (Call 10/10/29)	160	160,526
2.99%, 06/29/41 (Call 12/29/40)	115	106,397
3.13%, 05/29/50 (Call 11/29/49)	208	192,215
3.39%, 06/29/60 (Call 12/29/59)	138	128,368
3.46%, 02/19/29 (Call 11/19/28)	60	62,498
3.46%, 07/12/49 (Call 01/12/49)	150	145,745
3.70%, 01/15/24	100	103,472
3.75%, 04/10/24	75	77,117
TotalEnergies Capital SA, 3.88%, 10/11/28	70	74,872
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)	50	47,248
3.65%, 12/01/51 (Call 06/01/51)	55	49,436
4.00%, 04/01/29 (Call 01/01/29)	48	50,217
4.35%, 06/01/28 (Call 03/01/28)	67	71,431
4.90%, 03/15/45	51	55,092
6.63%, 06/15/37	131	168,381
7.50%, 04/15/32	31	40,413

		16,645,948

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	364	417,716
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	100	98,946
2.06%, 12/15/26 (Call 11/15/26)	70	68,364
3.14%, 11/07/29 (Call 08/07/29)	260	262,369
3.34%, 12/15/27 (Call 09/15/27)	616	634,997
4.08%, 12/15/47 (Call 06/15/47)	202	204,537
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	148	145,700
3.80%, 11/15/25 (Call 08/15/25)	24	25,141
4.50%, 11/15/41 (Call 05/15/41)	75	77,627
4.75%, 08/01/43 (Call 02/01/43)	60	63,930
4.85%, 11/15/35 (Call 05/15/35)	150	167,093
5.00%, 11/15/45 (Call 05/15/45)	169	188,599
6.70%, 09/15/38	51	65,632
7.45%, 09/15/39	114	157,127
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	151	151,291
3.95%, 12/01/42 (Call 06/01/42)	97	88,166
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	275	267,710
3.65%, 12/01/23 (Call 09/01/23)	155	159,222

		3,244,167

Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	167	174,809
4.50%, 05/15/28 (Call 02/15/28)	121	133,423
Amcor Flexibles North America Inc., 2.63%, 06/19/30 (Call 03/19/30)	170	164,268

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	$40	$34,835
4.05%, 12/15/49 (Call 06/15/49)	57	58,846
WestRock MWV LLC, 8.20%, 01/15/30	40	52,810

		618,991

Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	243	255,111
4.25%, 11/14/28 (Call 08/14/28)	205	221,527
4.25%, 11/21/49 (Call 05/21/49)	264	280,579
4.30%, 05/14/36 (Call 11/14/35)	233	253,800
4.40%, 11/06/42	162	175,023
4.45%, 05/14/46 (Call 11/14/45)	270	291,419
4.50%, 05/14/35 (Call 11/14/34)	223	247,381
4.63%, 10/01/42 (Call 04/01/42)	67	73,401
4.70%, 05/14/45 (Call 11/14/44)	343	381,196
4.88%, 11/14/48 (Call 05/14/48)	143	164,572
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	130	135,184
4.25%, 03/01/45 (Call 09/01/44)	122	126,293
4.30%, 12/15/47 (Call 06/15/47)	109	114,392
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	210	217,413
3.38%, 11/16/25	437	455,162
3.50%, 08/17/23 (Call 07/17/23)	457	469,010
4.00%, 01/17/29 (Call 10/17/28)	179	193,776
4.00%, 09/18/42	179	194,331
4.38%, 11/16/45	260	297,664
4.38%, 08/17/48 (Call 02/17/48)	44	50,859
6.45%, 09/15/37	260	352,864
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	547	573,918
3.79%, 05/20/50 (Call 11/20/49)	98	97,963
4.67%, 06/06/47 (Call 12/06/46)	97	108,805
4.69%, 12/15/44 (Call 06/15/44)	77	86,014
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	10,144
3.25%, 02/27/27	132	138,060
3.25%, 08/01/42	33	32,066
3.55%, 03/15/42 (Call 09/15/41)	10	10,205
4.25%, 10/26/49 (Call 04/26/49)	203	228,062
4.35%, 11/15/47 (Call 05/15/47)	113	128,195
4.50%, 03/01/44 (Call 09/01/43)	10	11,585
4.55%, 02/20/48 (Call 08/20/47)	96	111,653
5.00%, 08/15/45 (Call 02/15/45)	139	171,976
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	493	511,019
3.75%, 09/15/25 (Call 06/15/25)	282	293,568
4.37%, 06/15/47 (Call 12/15/46)	162	166,361
4.50%, 11/15/44 (Call 05/15/44)	96	98,889
4.60%, 03/15/43	156	163,252
4.90%, 09/15/45 (Call 03/15/45)	210	227,531
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	191	181,507
3.20%, 03/15/40 (Call 09/15/39)	40	36,975
3.40%, 03/15/50 (Call 09/15/49)	229	209,489
3.88%, 10/15/47 (Call 04/15/47)	99	97,065
4.13%, 11/15/25 (Call 09/15/25)	206	217,005
4.38%, 10/15/28 (Call 07/15/28)	416	450,911
4.80%, 08/15/38 (Call 02/15/38)	178	198,577

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$165	$183,947
4.90%, 12/15/48 (Call 06/15/48)	170	193,084
6.13%, 11/15/41	129	166,825
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	212	215,553
3.63%, 04/01/27 (Call 02/01/27)	165	172,763
3.75%, 04/01/30 (Call 01/01/30)	188	197,257
4.13%, 04/01/40 (Call 10/01/39)	91	94,502
4.25%, 04/01/50 (Call 10/01/49)	123	131,900
4.30%, 03/25/28 (Call 12/25/27)	303	327,507
4.78%, 03/25/38 (Call 09/25/37)	397	444,493
4.88%, 07/20/35 (Call 01/20/35)	152	174,733
5.05%, 03/25/48 (Call 09/25/47)	361	421,641
5.13%, 07/20/45 (Call 01/20/45)	265	307,130
5.30%, 12/05/43 (Call 06/05/43)	260	309,429
6.13%, 09/15/39(d)	35	44,825
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	70	58,122
2.75%, 06/01/25 (Call 03/01/25)	220	224,547
3.10%, 05/15/27 (Call 02/15/27)	255	264,338
3.38%, 03/15/29 (Call 12/15/28)	275	290,183
3.70%, 03/01/45 (Call 09/01/44)	130	140,126
3.95%, 05/15/47 (Call 11/15/46)	150	168,351
3.95%, 03/15/49 (Call 09/15/48)	10	11,197
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	264	269,826
3.63%, 05/15/25	115	120,308
3.88%, 05/15/28	102	109,359
4.20%, 03/18/43	50	56,132
6.38%, 05/15/38	126	174,117
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	301	307,766
3.38%, 06/01/29 (Call 03/01/29)	114	119,278
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	59	61,214
3.50%, 01/15/48 (Call 07/15/47)	87	90,776
3.55%, 03/01/36 (Call 09/01/35)	122	131,476
3.63%, 03/03/37 (Call 09/03/36)	135	145,538
3.70%, 03/01/46 (Call 09/01/45)	110	118,075
3.75%, 03/03/47 (Call 09/03/46)	85	92,508
4.50%, 12/05/43 (Call 06/05/43)	103	121,429
4.85%, 05/15/41	47	57,698
5.85%, 07/15/38	150	200,062
5.95%, 08/15/37	102	138,323
6.95%, 09/01/29	20	26,506
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	340	358,030
4.60%, 06/01/44 (Call 12/01/43)	42	49,817
5.90%, 11/01/39	83	110,309
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	170	165,617
1.90%, 12/10/28 (Call 10/10/28)	130	126,056
2.15%, 12/10/31 (Call 09/10/31)	115	109,854
2.45%, 06/24/50 (Call 12/24/49)	90	76,888
2.75%, 12/10/51 (Call 06/10/51)	80	71,467
2.90%, 12/10/61 (Call 06/10/61)	100	88,247
3.40%, 03/07/29 (Call 12/07/28)	185	194,742
3.60%, 09/15/42 (Call 03/15/42)	5	5,155
3.70%, 02/10/45 (Call 08/10/44)	240	250,570
3.90%, 03/07/39 (Call 09/07/38)	60	65,047

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 03/07/49 (Call 09/07/48)	$121	$133,371
4.15%, 05/18/43	125	138,924
6.50%, 12/01/33	76	102,685
6.55%, 09/15/37	17	24,123
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	22	28,759
5.95%, 12/01/28	10	12,106
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	63	68,346
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	5,547
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	5	5,561
4.13%, 12/15/46	17	19,155
4.20%, 09/15/48 (Call 03/15/48)	190	216,651
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	318	326,351
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	55	49,239
3.38%, 07/09/60 (Call 01/09/60)	85	75,704
5.00%, 11/26/28 (Call 08/26/28)	295	333,143
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	80	84,930
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	132	116,850
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	540	550,454
3.90%, 08/20/28 (Call 05/20/28)	146	154,506
3.95%, 09/12/47 (Call 03/12/47)	185	199,173
4.45%, 08/20/48 (Call 02/20/48)	196	222,981
4.50%, 11/13/25 (Call 08/13/25)	277	295,700
4.70%, 02/01/43 (Call 08/01/42)	320	368,874

		21,599,528

Pipelines — 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	72	70,541
4.45%, 07/15/27 (Call 04/15/27)	10	10,553
4.80%, 05/03/29 (Call 02/03/29)	234	251,990
5.95%, 06/01/26 (Call 03/01/26)	34	37,850
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	210	214,404
5.13%, 06/30/27 (Call 01/01/27)	105	114,615
5.88%, 03/31/25 (Call 10/02/24)	175	189,031
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	85	102,415
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	55	78,092
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	50	47,752
2.50%, 01/15/25 (Call 12/15/24)	85	85,159
3.13%, 11/15/29 (Call 08/15/29)	100	100,408
3.70%, 07/15/27 (Call 04/15/27)	94	98,044
4.00%, 11/15/49 (Call 05/15/49)	175	175,985
4.25%, 12/01/26 (Call 09/01/26)	95	101,286
4.50%, 06/10/44 (Call 12/10/43)	135	143,022
5.50%, 12/01/46 (Call 05/29/46)	30	36,861
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	108	111,385
4.40%, 03/15/27 (Call 12/15/26)	160	168,064
4.95%, 05/15/28 (Call 02/15/28)	34	36,635
5.00%, 05/15/44 (Call 11/15/43)	46	45,796
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	60	59,103

Security	Par (000)	Value

Pipelines (continued)
3.13%, 07/31/29 (Call 04/30/29)	$45	$45,440
3.70%, 01/31/51 (Call 07/31/50)	125	116,840
3.95%, 01/31/60 (Call 07/31/59)	41	38,501
4.15%, 10/16/28 (Call 07/16/28)	33	35,465
4.20%, 01/31/50 (Call 07/31/49)	164	164,712
4.25%, 02/15/48 (Call 08/15/47)	130	131,820
4.45%, 02/15/43 (Call 08/15/42)	43	44,193
4.80%, 02/01/49 (Call 08/01/48)	46	50,229
4.85%, 08/15/42 (Call 02/15/42)	87	94,606
4.85%, 03/15/44 (Call 09/15/43)	40	43,571
4.90%, 05/15/46 (Call 11/15/45)	91	99,661
4.95%, 10/15/54 (Call 04/15/54)	54	60,135
5.10%, 02/15/45 (Call 08/15/44)	164	183,365
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	75	69,599
5.70%, 02/15/42	88	104,364
5.95%, 02/01/41	103	125,761
6.13%, 10/15/39	20	24,748
6.45%, 09/01/40	2	2,562
7.55%, 04/15/38	24	32,829
Series D, 6.88%, 03/01/33	15	19,284
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	20	19,041
Series H, 6.65%, 10/15/34	5	6,307
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	23	23,540
5.00%, 08/15/42 (Call 02/15/42)	15	15,781
5.00%, 03/01/43 (Call 09/01/42)	30	31,804
5.40%, 09/01/44 (Call 03/01/44)	99	110,418
5.50%, 03/01/44 (Call 09/01/43)	101	113,378
5.63%, 09/01/41	5	5,646
5.80%, 03/15/35	40	46,975
6.38%, 03/01/41	94	113,312
6.50%, 02/01/37	47	58,203
6.50%, 09/01/39	78	94,550
6.55%, 09/15/40	9	11,013
6.95%, 01/15/38	223	284,610
7.30%, 08/15/33	72	92,350
7.40%, 03/15/31	15	19,166
7.50%, 11/15/40	21	28,075
7.75%, 03/15/32	60	79,493
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	50	47,909
3.25%, 08/01/50 (Call 02/01/50)	85	71,532
3.60%, 02/15/51 (Call 08/15/50)	10	8,966
4.30%, 03/01/28 (Call 12/01/27)	65	69,270
5.05%, 02/15/46 (Call 08/15/45)	13	14,078
5.20%, 03/01/48 (Call 09/01/47)	159	177,015
5.30%, 12/01/34 (Call 06/01/34)	140	157,865
5.55%, 06/01/45 (Call 12/01/44)	279	319,756
7.75%, 01/15/32	60	79,448
7.80%, 08/01/31	5	6,607
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	128	121,175
4.20%, 10/03/47 (Call 04/03/47)	93	91,384
4.25%, 09/15/46 (Call 03/15/46)	35	34,686
4.85%, 02/01/49 (Call 08/01/48)	22	23,567
5.15%, 10/15/43 (Call 04/15/43)	45	49,590
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	29	30,265

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/27 (Call 09/01/27)	$145	$153,738
4.50%, 04/15/38 (Call 10/15/37)	49	50,687
4.70%, 04/15/48 (Call 10/15/47)	118	122,249
4.80%, 02/15/29 (Call 11/15/28)	123	134,764
4.90%, 04/15/58 (Call 10/15/57)	70	72,169
5.20%, 03/01/47 (Call 09/01/46)	82	90,325
5.50%, 02/15/49 (Call 08/15/48)	196	223,912
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	28,482
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	9	8,882
2.75%, 09/01/24 (Call 08/01/24)	40	40,215
3.10%, 03/15/30 (Call 12/15/29)	145	140,566
3.40%, 09/01/29 (Call 06/01/29)	25	24,758
4.00%, 07/13/27 (Call 04/13/27)	129	134,304
4.35%, 03/15/29 (Call 12/15/28)	95	99,525
4.45%, 09/01/49 (Call 03/01/49)	155	152,608
4.50%, 03/15/50 (Call 09/15/49)	83	82,024
4.55%, 07/15/28 (Call 04/15/28)	148	157,938
4.95%, 07/13/47 (Call 01/06/47)	177	185,668
5.20%, 07/15/48 (Call 01/15/48)	70	76,234
6.00%, 06/15/35	90	103,553
6.35%, 01/15/31 (Call 10/15/30)	30	35,603
7.15%, 01/15/51 (Call 07/15/50)	130	172,480
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	155	164,334
6.13%, 02/01/41 (Call 08/01/40)	89	102,516
6.20%, 09/15/43 (Call 03/15/43)	116	134,025
6.65%, 10/01/36	40	48,226
6.85%, 10/15/37	25	30,909
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,157
4.90%, 10/01/46 (Call 04/01/46)	25	27,760
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	20	19,789
4.30%, 01/31/43 (Call 07/31/42)	107	97,276
4.70%, 06/15/44 (Call 12/15/43)	35	33,284
4.90%, 02/15/45 (Call 08/15/44)	41	39,743
5.15%, 06/01/42 (Call 12/01/41)	65	65,003
6.65%, 01/15/37	47	55,517
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	122	128,492
4.50%, 05/15/30 (Call 11/15/29)	84	90,439
5.00%, 03/15/27 (Call 09/15/26)	147	159,971
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	95	97,803
3.50%, 03/15/25 (Call 12/15/24)	15	15,416
4.50%, 03/15/45 (Call 09/15/44)	94	97,793
5.95%, 09/25/43 (Call 03/25/43)	27	33,901
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	95	100,774
4.38%, 03/13/25 (Call 12/13/24)	50	52,549
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50	59,904
7.63%, 04/01/37	10	13,045
Texas Eastern Transmission LP, 7.00%, 07/15/32	95	122,934
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	74	78,502
4.25%, 05/15/28 (Call 02/15/28)	140	149,416
4.63%, 03/01/34 (Call 12/01/33)	37	40,494
4.75%, 05/15/38 (Call 11/15/37)	45	49,245

Security	Par (000)	Value

Pipelines (continued)
4.88%, 05/15/48 (Call 11/15/47)	$49	$55,480
5.00%, 10/16/43 (Call 04/16/43)	9	10,193
5.10%, 03/15/49 (Call 09/15/48)	104	122,212
5.60%, 03/31/34	12	14,083
5.85%, 03/15/36	70	84,893
6.10%, 06/01/40	55	69,536
6.20%, 10/15/37	67	84,639
7.25%, 08/15/38	79	109,097
7.63%, 01/15/39	172	245,528
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	85	84,651
4.00%, 03/15/28 (Call 12/15/27)	15	15,840
4.45%, 08/01/42 (Call 02/01/42)	7	7,414
4.60%, 03/15/48 (Call 09/15/47)	90	98,036
5.40%, 08/15/41 (Call 02/15/41)	23	26,823
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	80	85,419
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	95	99,037
4.85%, 03/01/48 (Call 09/01/47)	30	32,609
4.90%, 01/15/45 (Call 07/15/44)	97	104,481
5.10%, 09/15/45 (Call 03/15/45)	206	227,894
5.40%, 03/04/44 (Call 09/04/43)	43	48,307
5.75%, 06/24/44 (Call 12/24/43)	30	35,353
5.80%, 11/15/43 (Call 05/15/43)	26	30,764
6.30%, 04/15/40	105	129,670
8.75%, 03/15/32	58	81,619
Series A, 7.50%, 01/15/31	7	8,996

		12,537,926

Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	85	88,295
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	215	203,527
4.88%, 03/01/26 (Call 12/01/25)	518	562,626

		854,448

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	9,892
3.38%, 08/15/31 (Call 05/15/31)	32	32,708
3.95%, 01/15/27 (Call 10/15/26)	13	13,830
4.00%, 02/01/50 (Call 08/01/49)	45	46,669
4.50%, 07/30/29 (Call 04/30/29)	85	93,718
4.70%, 07/01/30 (Call 04/01/30)	127	141,985
4.85%, 04/15/49 (Call 10/15/48)	42	48,974
4.90%, 12/15/30 (Call 09/15/30)	89	102,075
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	133	129,019
3.30%, 07/15/26 (Call 05/15/26)	50	51,446
3.63%, 11/15/27 (Call 08/15/27)	92	95,295
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	25,325
4.90%, 02/15/29 (Call 11/15/28)	43	47,294
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	45	40,805
2.40%, 03/15/25 (Call 02/15/25)	502	500,449
2.75%, 01/15/27 (Call 11/15/26)	200	199,738
2.90%, 01/15/30 (Call 10/15/29)	25	24,135
2.95%, 01/15/25 (Call 12/15/24)	195	197,135

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 01/15/51 (Call 07/15/50)	$150	$122,797
3.00%, 06/15/23	200	202,968
3.10%, 06/15/50 (Call 12/15/49)	164	137,565
3.13%, 01/15/27 (Call 10/15/26)	65	65,690
3.38%, 05/15/24 (Call 04/15/24)	90	91,996
3.38%, 10/15/26 (Call 07/15/26)	225	230,942
3.55%, 07/15/27 (Call 04/15/27)	50	51,432
3.60%, 01/15/28 (Call 10/15/27)	215	220,685
3.70%, 10/15/49 (Call 04/15/49)	67	62,470
3.80%, 08/15/29 (Call 05/15/29)	255	263,568
3.95%, 03/15/29 (Call 12/15/28)	106	110,083
4.00%, 06/01/25 (Call 03/01/25)	327	340,436
4.40%, 02/15/26 (Call 11/15/25)	125	132,605
5.00%, 02/15/24	245	258,090
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	27	26,113
3.30%, 06/01/29 (Call 03/01/29)	32	33,167
3.90%, 10/15/46 (Call 04/15/46)	29	31,196
4.35%, 04/15/48 (Call 10/15/47)	127	145,542
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	145	145,355
2.90%, 03/15/30 (Call 12/15/29)	60	58,501
3.20%, 01/15/25 (Call 10/15/24)	260	265,738
3.25%, 01/30/31 (Call 10/30/30)	77	76,865
3.40%, 06/21/29 (Call 03/21/29)	121	123,668
3.65%, 02/01/26 (Call 11/03/25)	367	380,142
4.50%, 12/01/28 (Call 09/01/28)	35	38,182
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	70	73,058
4.55%, 10/01/29 (Call 07/01/29)	10	10,726
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	10,390
3.90%, 03/15/27 (Call 12/15/26)	60	62,545
4.05%, 07/01/30 (Call 04/01/30)	172	179,958
4.13%, 06/15/26 (Call 03/15/26)	35	36,891
4.13%, 05/15/29 (Call 02/15/29)	10	10,556
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	30	29,728
3.15%, 07/01/29 (Call 04/01/29)	55	56,126
3.35%, 11/01/49 (Call 05/01/49)	30	29,543
4.10%, 10/15/28 (Call 07/15/28)	15	16,226
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	90	88,584
3.25%, 01/15/51 (Call 07/15/50)	18	15,557
3.30%, 07/01/30 (Call 04/01/30)	175	173,561
3.65%, 09/01/27 (Call 06/01/27)	115	119,051
3.70%, 06/15/26 (Call 03/15/26)	65	67,451
3.80%, 02/15/28 (Call 11/15/27)	137	142,392
4.00%, 03/01/27 (Call 12/01/26)	15	15,747
4.00%, 11/15/49 (Call 05/15/49)	120	117,570
4.15%, 07/01/50 (Call 01/01/50)	10	9,966
4.30%, 02/15/29 (Call 11/15/28)	135	143,640
4.45%, 02/15/26 (Call 11/15/25)	164	174,281
4.75%, 05/15/47 (Call 11/15/46)	144	158,148
5.20%, 02/15/49 (Call 08/15/48)	161	185,651
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	76,051
3.00%, 02/15/30 (Call 11/15/29)	35	34,720
4.38%, 02/15/29 (Call 11/15/28)	5	5,407

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29 (Call 08/15/29)	$164	$173,748
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	124	127,637
3.70%, 08/15/27 (Call 05/15/27)	34	35,607
4.45%, 07/15/28 (Call 04/15/28)	170	183,410
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	25	24,987
3.05%, 03/01/50 (Call 09/01/49)	56	49,334
3.25%, 06/30/26 (Call 03/30/26)	27	27,744
3.38%, 12/15/27 (Call 09/15/27)	10	10,350
4.00%, 09/15/28 (Call 06/15/28)	20	21,437
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	200	182,456
2.63%, 11/18/24 (Call 10/18/24)	450	452,808
2.90%, 11/18/26 (Call 09/18/26)	225	226,665
2.95%, 09/15/51 (Call 03/15/51)	25	20,527
3.00%, 07/15/50 (Call 01/15/50)	237	197,791
3.20%, 11/18/29 (Call 08/18/29)	361	356,293
3.40%, 02/15/52 (Call 08/15/51)	40	36,007
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	65	59,931
2.50%, 02/15/30 (Call 11/15/29)	74	72,464
2.85%, 11/01/26 (Call 08/01/26)	12	12,284
3.00%, 07/01/29 (Call 04/01/29)	55	55,635
3.25%, 08/01/27 (Call 05/01/27)	10	10,356
3.50%, 03/01/28 (Call 12/01/27)	24	25,271
4.00%, 08/01/47 (Call 02/01/47)	5	5,455
4.15%, 12/01/28 (Call 09/01/28)	5	5,410
4.50%, 07/01/44 (Call 01/01/44)	45	51,881
4.50%, 06/01/45 (Call 12/01/44)	11	12,718
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	20	19,918
4.50%, 03/15/48 (Call 09/15/47)	15	16,751
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	4	4,060
4.50%, 12/01/44 (Call 06/01/44)	20	21,876
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	129	130,054
5.30%, 01/15/29 (Call 10/15/28)	102	110,977
5.75%, 06/01/28 (Call 03/03/28)	102	112,814
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	14,794
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	259	258,360
3.25%, 07/15/26 (Call 05/15/26)	80	82,762
3.40%, 02/01/25 (Call 11/01/24)	5	5,135
3.50%, 07/15/29 (Call 04/15/29)	114	117,985
4.00%, 06/01/25 (Call 03/01/25)	12	12,543
6.75%, 02/01/41 (Call 08/01/40)	115	160,129
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	10	9,868
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	165	170,834
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	26,235
Series H, 3.38%, 12/15/29 (Call 09/16/29)	10	9,857
Series I, 3.50%, 09/15/30 (Call 06/15/30)	45	44,029
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	73,933
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	9,974
3.95%, 11/01/27 (Call 08/01/27)	25	26,012

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.65%, 04/01/29 (Call 01/01/29)	$40	$43,408
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	35	32,147
3.05%, 02/15/30 (Call 11/15/29)	59	57,995
3.45%, 12/15/24 (Call 09/15/24)	30	30,750
4.25%, 08/15/29 (Call 05/15/29)	125	132,835
4.38%, 10/01/25 (Call 07/01/25)	55	57,982
4.75%, 12/15/28 (Call 09/15/28)	100	108,846
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	15,075
3.70%, 10/01/49 (Call 04/01/49)	102	98,939
3.80%, 04/01/27 (Call 01/01/27)	25	26,262
4.13%, 12/01/46 (Call 06/01/46)	107	110,599
4.25%, 04/01/45 (Call 10/01/44)	25	26,233
4.45%, 09/01/47 (Call 03/01/47)	80	87,705
Life Storage LP
2.40%, 10/15/31 (Call 07/15/31)	45	41,766
3.88%, 12/15/27 (Call 09/15/27)	10	10,603
4.00%, 06/15/29 (Call 03/15/29)	35	37,110
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	11,837
3.95%, 03/15/29 (Call 12/15/28)	22	23,522
4.20%, 06/15/28 (Call 03/15/28)	2	2,155
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	10	9,594
3.10%, 04/15/50 (Call 10/15/49)	10	8,695
4.30%, 10/15/28 (Call 07/15/28)	10	10,708
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	77	75,830
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	5,247
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	70	68,372
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	185	182,046
2.25%, 04/15/30 (Call 01/15/30)	192	184,449
3.00%, 04/15/50 (Call 10/15/49)	101	92,897
3.25%, 10/01/26 (Call 07/01/26)	22	22,861
3.88%, 09/15/28 (Call 06/15/28)	105	112,038
4.38%, 02/01/29 (Call 11/01/28)	35	38,540
4.38%, 09/15/48 (Call 03/15/48)	100	113,477
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	10,251
3.65%, 01/15/28 (Call 10/15/27)	97	101,281
4.65%, 03/15/47 (Call 09/15/46)	58	67,359
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	80	78,969
3.60%, 02/01/27 (Call 11/01/26)	30	31,456
4.13%, 03/15/28 (Call 12/15/27)	32	34,216
4.40%, 02/01/47 (Call 08/01/46)	20	21,342
4.65%, 03/15/49 (Call 09/15/48)	70	78,590
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	50	46,417
3.90%, 10/15/29 (Call 07/15/29)	85	84,839
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	60	57,980
2.65%, 02/01/32 (Call 11/01/31)	50	48,081
3.25%, 11/30/26 (Call 08/30/26)	25	25,720
3.25%, 09/13/49 (Call 03/13/49)	210	193,496
3.38%, 12/01/27 (Call 09/01/27)	30	30,940
3.80%, 07/15/50 (Call 01/15/50)	87	87,980

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 10/01/44 (Call 04/01/44)	$50	$53,300
4.25%, 11/30/46 (Call 05/30/46)	27	29,219
4.75%, 03/15/42 (Call 09/15/41)	5	5,617
6.75%, 02/01/40 (Call 11/01/39)	9	12,248
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	146,438
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	10	9,980
4.00%, 07/15/29 (Call 04/15/29)	30	31,205
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	63,332
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	25,851
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	90	88,716
3.10%, 11/01/34 (Call 08/01/34)	25	24,219
3.20%, 01/15/30 (Call 10/15/29)	10	10,025
3.50%, 01/15/28 (Call 10/15/27)	25	25,731
4.40%, 01/26/29 (Call 10/26/28)	30	32,407
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	40	40,216
3.00%, 01/15/30 (Call 10/15/29)	55	54,388
3.25%, 10/15/26 (Call 07/15/26)	25	25,581
3.50%, 02/01/25 (Call 11/01/24)	55	56,431
3.85%, 04/01/27 (Call 01/01/27)	70	73,779
4.00%, 03/01/28 (Call 12/01/27)	5	5,314
4.13%, 01/15/26 (Call 10/15/25)	105	110,717
4.38%, 02/01/45 (Call 08/01/44)	21	22,042
4.40%, 01/15/29 (Call 10/15/28)	87	94,328
4.75%, 11/15/30 (Call 08/15/30)	45	50,278
4.88%, 04/15/49 (Call 10/15/48)	79	90,803
5.70%, 09/30/43 (Call 03/30/43)	48	59,512
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	110	110,846
3.10%, 01/15/30 (Call 10/15/29)	20	20,012
3.63%, 03/15/24 (Call 02/15/24)	215	220,928
4.00%, 06/01/25 (Call 03/01/25)	95	99,432
4.13%, 03/15/29 (Call 12/15/28)	65	69,580
4.25%, 04/01/26 (Call 01/01/26)	116	123,422
4.25%, 04/15/28 (Call 01/15/28)	74	79,440
4.95%, 09/01/48 (Call 03/01/48)	28	33,033
6.50%, 03/15/41 (Call 09/15/40)	80	107,016
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	60	60,474
4.00%, 11/15/29 (Call 08/15/29)	164	174,816
4.00%, 04/15/30 (Call 01/15/30)	342	363,054
4.00%, 03/09/52	35	35,524
6.95%, 10/01/27	90	108,319
7.38%, 03/15/32	319	428,915
8.50%, 01/15/25	55	64,415
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	35	32,348
3.85%, 07/15/29 (Call 04/15/29)	30	31,422

		17,621,031

Retail — 0.8%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	195	202,135
3.85%, 03/01/32 (Call 12/01/31)	100	101,089
4.75%, 06/01/30 (Call 03/01/30)	166	179,058
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	990	903,424
4.45%, 10/01/28 (Call 07/01/28)	691	744,718

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	$213	$224,340
4.55%, 02/15/48 (Call 08/15/47)	178	181,450
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	64	66,088
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)	100	94,634
1.88%, 09/15/31 (Call 06/15/31)	100	92,877
2.13%, 09/15/26 (Call 06/15/26)	100	100,088
2.50%, 04/15/27 (Call 02/15/27)	172	173,619
2.70%, 04/01/23 (Call 01/01/23)	1,002	1,013,092
2.70%, 04/15/30 (Call 01/15/30)	358	357,681
2.75%, 09/15/51 (Call 03/15/51)	50	44,438
2.80%, 09/14/27 (Call 06/14/27)	80	81,877
2.95%, 06/15/29 (Call 03/15/29)	800	817,352
3.00%, 04/01/26 (Call 01/01/26)	5	5,181
3.13%, 12/15/49 (Call 06/15/49)	152	143,255
3.30%, 04/15/40 (Call 10/15/39)	51	51,017
3.35%, 09/15/25 (Call 06/15/25)	230	239,080
3.35%, 04/15/50 (Call 10/15/49)	77	75,451
3.50%, 09/15/56 (Call 03/15/56)	90	90,009
3.75%, 02/15/24 (Call 11/15/23)	82	84,904
3.90%, 12/06/28 (Call 09/06/28)	190	205,242
3.90%, 06/15/47 (Call 12/15/46)	85	90,327
4.20%, 04/01/43 (Call 10/01/42)	70	77,596
4.25%, 04/01/46 (Call 10/01/45)	149	165,685
4.40%, 03/15/45 (Call 09/15/44)	185	208,921
4.50%, 12/06/48 (Call 06/06/48)	145	167,993
4.88%, 02/15/44 (Call 08/15/43)	55	65,960
5.40%, 09/15/40 (Call 03/15/40)	45	56,327
5.88%, 12/16/36	255	336,873
5.95%, 04/01/41 (Call 10/01/40)	186	246,590
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	17,375
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	59	59,620
3.00%, 10/15/50 (Call 04/15/50)	78	67,890
3.10%, 05/03/27 (Call 02/03/27)	200	205,974
3.13%, 09/15/24 (Call 06/15/24)	12	12,284
3.38%, 09/15/25 (Call 06/15/25)	110	114,065
3.65%, 04/05/29 (Call 01/05/29)	215	225,380
3.70%, 04/15/46 (Call 10/15/45)	185	180,408
3.88%, 09/15/23 (Call 06/15/23)	100	102,796
4.00%, 04/15/25 (Call 03/15/25)	175	184,000
4.05%, 05/03/47 (Call 11/03/46)	200	205,552
4.38%, 09/15/45 (Call 03/15/45)	139	148,113
4.50%, 04/15/30 (Call 01/15/30)	225	248,132
4.55%, 04/05/49 (Call 10/05/48)	130	144,812
4.65%, 04/15/42 (Call 10/15/41)	85	94,766
5.00%, 04/15/40 (Call 10/15/39)	104	119,374
5.13%, 04/15/50 (Call 10/15/49)	106	127,673
5.50%, 10/15/35	63	76,943
6.50%, 03/15/29	15	18,225
McDonald’s Corp.
3.63%, 05/01/43	83	81,129
3.63%, 09/01/49 (Call 03/01/49)	152	149,474
3.70%, 02/15/42	50	49,680
3.80%, 04/01/28 (Call 01/01/28)	126	133,939
4.20%, 04/01/50 (Call 10/01/49)	82	87,742
4.45%, 03/01/47 (Call 09/01/46)	127	139,028
4.45%, 09/01/48 (Call 03/01/48)	41	45,075
4.60%, 05/26/45 (Call 11/26/44)	105	116,153

Security	Par (000)	Value

Retail (continued)
4.70%, 12/09/35 (Call 06/09/35)	$124	$140,664
4.88%, 07/15/40	70	80,732
4.88%, 12/09/45 (Call 06/09/45)	120	137,538
5.70%, 02/01/39	69	84,675
6.30%, 10/15/37	67	88,746
6.30%, 03/01/38	75	98,325
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	20	21,026
4.20%, 04/01/30 (Call 01/01/30)	62	66,471
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	190	185,375
2.25%, 03/12/30 (Call 12/12/29)	100	94,456
3.35%, 03/12/50 (Call 09/12/49)	70	63,685
3.50%, 03/01/28 (Call 12/01/27)	136	141,496
3.50%, 11/15/50 (Call 05/15/50)	70	65,698
3.55%, 08/15/29 (Call 05/15/29)	70	72,862
3.75%, 12/01/47 (Call 06/01/47)	93	90,159
4.00%, 11/15/28 (Call 08/15/28)	37	39,637
4.30%, 06/15/45 (Call 12/10/44)	37	38,727
4.45%, 08/15/49 (Call 02/15/49)	71	76,314
4.50%, 11/15/48 (Call 05/15/48)	85	92,309
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	35	34,699
2.25%, 04/15/25 (Call 03/15/25)	147	147,992
2.35%, 02/15/30 (Call 11/15/29)	86	84,522
2.50%, 04/15/26	85	86,954
2.65%, 09/15/30 (Call 06/15/30)	105	105,359
2.95%, 01/15/52 (Call 07/15/51)	150	141,488
3.38%, 04/15/29 (Call 01/15/29)	230	243,814
3.50%, 07/01/24	137	142,607
3.63%, 04/15/46	146	153,741
3.90%, 11/15/47 (Call 05/15/47)	20	22,000
4.00%, 07/01/42	146	161,749
6.50%, 10/15/37	230	323,113
7.00%, 01/15/38	110	161,038
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	65	65,111
3.88%, 04/15/30 (Call 01/15/30)	142	152,281
4.50%, 04/15/50 (Call 10/15/49)(d)	36	44,167
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	174	154,803
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	200	197,150
4.10%, 04/15/50 (Call 10/15/49)	23	23,065

		14,968,521

Semiconductors — 0.7%
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	25	23,002
5.30%, 12/15/45 (Call 06/15/45)	15	19,171
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	25	22,652
3.30%, 04/01/27 (Call 01/01/27)	541	565,080
3.90%, 10/01/25 (Call 07/01/25)	132	139,469
4.35%, 04/01/47 (Call 10/01/46)	271	310,585
5.10%, 10/01/35 (Call 04/01/35)	20	24,344
5.85%, 06/15/41	240	319,673
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(b)	45	41,702
3.19%, 11/15/36 (Call 08/15/36)(b)	39	36,200
3.42%, 04/15/33 (Call 01/15/33)(b)	159	155,209
3.47%, 04/15/34 (Call 01/15/34)(b)	104	100,849

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.50%, 02/15/41 (Call 08/15/40)(b)	$118	$109,038
3.75%, 02/15/51 (Call 08/15/50)(b)	74	69,115
4.30%, 11/15/32 (Call 08/15/32)	318	335,140
5.00%, 04/15/30 (Call 01/15/30)	120	132,624
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	71,128
2.00%, 08/12/31 (Call 05/12/31)	100	93,169
2.45%, 11/15/29 (Call 08/15/29)	160	156,712
2.60%, 05/19/26 (Call 02/19/26)	225	229,491
2.70%, 06/17/24 (Call 04/17/24)	30	30,586
2.80%, 08/12/41 (Call 02/12/41)	60	54,068
2.88%, 05/11/24 (Call 03/11/24)	271	277,209
3.05%, 08/12/51 (Call 02/12/51)	10	9,037
3.10%, 02/15/60 (Call 08/15/59)	27	23,617
3.15%, 05/11/27 (Call 02/11/27)	135	139,932
3.20%, 08/12/61 (Call 02/12/61)	5	4,433
3.25%, 11/15/49 (Call 05/15/49)	175	163,413
3.40%, 03/25/25 (Call 02/25/25)	261	270,373
3.70%, 07/29/25 (Call 04/29/25)	134	140,254
3.73%, 12/08/47 (Call 06/08/47)	189	191,147
3.75%, 03/25/27 (Call 01/25/27)	88	93,624
3.90%, 03/25/30 (Call 12/25/29)	87	93,818
4.00%, 12/15/32	181	199,303
4.10%, 05/19/46 (Call 11/19/45)	74	79,096
4.10%, 05/11/47 (Call 11/11/46)	100	106,708
4.25%, 12/15/42	45	49,357
4.60%, 03/25/40 (Call 09/25/39)	335	379,046
4.75%, 03/25/50 (Call 09/25/49)	178	208,970
4.80%, 10/01/41	100	117,712
4.90%, 07/29/45 (Call 01/29/45)	77	91,451
4.95%, 03/25/60 (Call 09/25/59)(d)	135	165,494
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	65	61,422
5.00%, 03/15/49 (Call 09/15/48)	35	42,192
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	96	85,770
3.13%, 06/15/60 (Call 12/15/59)	65	58,657
3.75%, 03/15/26 (Call 01/15/26)	334	353,258
3.80%, 03/15/25 (Call 12/15/24)	54	56,501
4.00%, 03/15/29 (Call 12/15/28)	226	245,102
4.88%, 03/15/49 (Call 09/15/48)	175	212,002
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	35	36,570
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	46,738
3.48%, 11/01/51 (Call 05/01/51)	75	66,440
4.19%, 02/15/27 (Call 12/15/26)	149	157,642
4.66%, 02/15/30 (Call 11/15/29)	67	72,654
4.98%, 02/06/26 (Call 12/06/25)	185	199,817
5.33%, 02/06/29 (Call 11/06/28)	128	143,027
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	415	390,415
2.85%, 04/01/30 (Call 01/01/30)	365	369,555
3.20%, 09/16/26 (Call 06/16/26)	685	714,880
3.50%, 04/01/40 (Call 10/01/39)	225	231,163
3.50%, 04/01/50 (Call 10/01/49)	297	304,532
3.70%, 04/01/60 (Call 10/01/59)	30	31,328
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	320	297,859
3.25%, 11/30/51 (Call 05/30/51)(b)	5	4,389

Security	Par (000)	Value

Semiconductors (continued)
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	$90	$101,751
4.80%, 05/20/45 (Call 11/20/44)	229	272,870
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	653	641,990
1.75%, 05/04/30 (Call 02/04/30)	170	160,237
1.90%, 09/15/31 (Call 06/15/31)	80	75,462
2.25%, 09/04/29 (Call 06/04/29)	129	127,224
2.63%, 05/15/24 (Call 03/15/24)	620	630,211
2.70%, 09/15/51 (Call 03/15/51)	100	90,259
2.90%, 11/03/27 (Call 08/03/27)	370	383,705
3.88%, 03/15/39 (Call 09/15/38)	153	166,761
4.15%, 05/15/48 (Call 11/15/47)	300	340,947
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	35	33,371

		13,049,702

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	65	66,640
3.84%, 05/01/25 (Call 04/01/25)	140	144,871
4.20%, 05/01/30 (Call 02/01/30)	109	116,718

		328,229

Software — 1.2%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	104,099
3.40%, 06/15/27 (Call 03/15/27)	60	62,818
4.50%, 06/15/47 (Call 12/15/46)	114	132,066
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	743	743,253
2.15%, 02/01/27 (Call 12/01/26)	249	247,887
2.30%, 02/01/30 (Call 11/01/29)	465	453,133
3.25%, 02/01/25 (Call 11/01/24)	365	376,888
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	105	97,276
2.85%, 01/15/30 (Call 10/15/29)	370	361,501
3.50%, 06/15/27 (Call 03/15/27)	331	344,730
4.38%, 06/15/25 (Call 03/15/25)	170	179,421
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	182	191,084
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	129	129,530
4.50%, 12/01/27 (Call 09/01/27)	250	258,580
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	439	477,114
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	67	73,697
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	75	76,120
3.85%, 06/01/25 (Call 03/01/25)	82	85,397
4.20%, 10/01/28 (Call 07/01/28)	96	102,380
4.40%, 07/01/49 (Call 01/01/49)	158	168,344
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,202	1,213,203
2.38%, 05/01/23 (Call 02/01/23)	410	414,153
2.40%, 08/08/26 (Call 05/08/26)	2,059	2,092,603
2.53%, 06/01/50 (Call 12/01/49)	330	293,080
2.68%, 06/01/60 (Call 12/01/59)	502	442,563
2.70%, 02/12/25 (Call 11/12/24)	1,190	1,220,869
2.88%, 02/06/24 (Call 12/06/23)	945	967,812
2.92%, 03/17/52 (Call 09/17/51)	1,305	1,246,993
3.04%, 03/17/62 (Call 09/17/61)	291	278,414

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.13%, 11/03/25 (Call 08/03/25)	$1,512	$1,570,272
3.30%, 02/06/27 (Call 11/06/26)	849	897,699
3.45%, 08/08/36 (Call 02/08/36)	370	397,195
3.50%, 02/12/35 (Call 08/12/34)	305	329,461
3.50%, 11/15/42	30	31,645
3.63%, 12/15/23 (Call 09/15/23)	945	980,022
3.70%, 08/08/46 (Call 02/08/46)	65	70,317
3.75%, 02/12/45 (Call 08/12/44)	5	5,396
4.10%, 02/06/37 (Call 08/06/36)	100	114,443
4.20%, 11/03/35 (Call 05/03/35)	5	5,760
4.25%, 02/06/47 (Call 08/06/46)	55	64,897
4.45%, 11/03/45 (Call 05/03/45)	10	11,990
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	112	101,380
3.60%, 04/01/50 (Call 10/01/49)	367	318,717
3.80%, 11/15/37 (Call 05/15/37)	307	291,911
3.85%, 07/15/36 (Call 01/15/36)	59	56,986
3.85%, 04/01/60 (Call 10/01/59)	408	351,598
3.90%, 05/15/35 (Call 11/15/34)	87	85,223
3.95%, 03/25/51 (Call 09/25/50)	151	138,487
4.00%, 07/15/46 (Call 01/15/46)	227	208,586
4.00%, 11/15/47 (Call 05/15/47)	229	209,787
4.10%, 03/25/61 (Call 09/25/60)	39	35,191
4.13%, 05/15/45 (Call 11/15/44)	117	109,124
4.30%, 07/08/34 (Call 01/08/34)	210	216,724
4.38%, 05/15/55 (Call 11/15/54)	176	167,348
4.50%, 07/08/44 (Call 01/08/44)	100	99,444
5.38%, 07/15/40	142	155,817
6.13%, 07/08/39	69	82,658
6.50%, 04/15/38	56	69,304
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	213	213,831
2.95%, 09/15/29 (Call 06/15/29)	110	108,946
3.65%, 09/15/23 (Call 08/15/23)	345	353,715
3.80%, 12/15/26 (Call 09/15/26)	134	141,006
3.85%, 12/15/25 (Call 09/15/25)	60	62,821
4.20%, 09/15/28 (Call 06/15/28)	205	218,963
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	355	323,703
3.05%, 07/15/61 (Call 01/15/61)	125	112,807
3.25%, 04/11/23 (Call 03/11/23)	1,345	1,371,900
3.70%, 04/11/28 (Call 01/11/28)	320	341,485
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	80	70,547
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	260	271,929
4.50%, 05/15/25 (Call 04/15/25)	175	185,302
4.65%, 05/15/27 (Call 03/15/27)	170	184,052
4.70%, 05/15/30 (Call 02/15/30)	138	151,496

		24,124,893

Telecommunications — 1.3%
America Movil SAB de CV
6.13%, 11/15/37	2	2,537
6.13%, 03/30/40	267	341,173
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	75	66,548
3.50%, 06/01/41 (Call 12/01/40)	240	228,151
3.50%, 09/15/53 (Call 03/15/53)	524	480,178
3.50%, 02/01/61 (Call 08/01/60)	361	318,759
3.55%, 09/15/55 (Call 03/15/55)	521	472,521
3.65%, 06/01/51 (Call 12/01/50)	219	206,924

Security	Par (000)	Value

Telecommunications (continued)
3.65%, 09/15/59 (Call 03/15/59)	$438	$397,564
3.80%, 12/01/57 (Call 06/01/57)	375	352,879
3.85%, 06/01/60 (Call 12/01/59)	130	121,659
4.30%, 02/15/30 (Call 11/15/29)	331	360,413
4.30%, 12/15/42 (Call 06/15/42)	15	15,582
4.35%, 06/15/45 (Call 12/15/44)	50	51,710
4.50%, 05/15/35 (Call 11/15/34)	284	311,985
4.50%, 03/09/48 (Call 09/09/47)	277	297,382
4.55%, 03/09/49 (Call 09/09/48)	141	152,796
4.65%, 06/01/44 (Call 12/01/43)	85	91,785
4.75%, 05/15/46 (Call 11/15/45)	15	16,652
4.80%, 06/15/44 (Call 12/15/43)	10	11,024
4.85%, 03/01/39 (Call 09/01/38)	70	78,002
4.85%, 07/15/45 (Call 01/15/45)	100	111,236
4.90%, 08/15/37 (Call 02/14/37)	83	93,768
4.90%, 06/15/42	142	159,722
5.15%, 03/15/42	65	75,171
5.15%, 02/15/50 (Call 08/14/49)	207	243,680
5.25%, 03/01/37 (Call 09/01/36)	115	135,196
5.35%, 09/01/40	28	33,302
5.45%, 03/01/47 (Call 09/01/46)	120	145,878
5.55%, 08/15/41	20	24,219
5.65%, 02/15/47 (Call 08/15/46)	25	31,183
5.70%, 03/01/57 (Call 09/01/56)	47	59,467
6.00%, 08/15/40 (Call 05/15/40)	40	50,098
6.15%, 09/15/34	15	18,531
6.30%, 01/15/38	10	12,885
6.55%, 02/15/39	18	23,390
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	410	424,645
5.13%, 12/04/28 (Call 09/24/28)	145	157,003
9.63%, 12/15/30	577	807,910
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	551	556,604
2.50%, 09/20/26 (Call 06/20/26)	242	247,324
2.60%, 02/28/23	210	212,652
2.95%, 02/28/26	175	181,393
3.50%, 06/15/25	60	62,781
3.63%, 03/04/24	385	399,511
5.50%, 01/15/40	295	379,810
5.90%, 02/15/39	162	215,194
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	32	32,322
4.38%, 11/15/57 (Call 05/15/57)	96	101,060
4.75%, 03/15/42	56	64,356
5.35%, 11/15/48 (Call 05/15/48)	49	61,178
5.45%, 11/15/79 (Call 05/15/79)	120	138,923
5.75%, 08/15/40	68	85,562
5.85%, 11/15/68 (Call 05/15/68)	90	116,007
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	348	482,112
Juniper Networks Inc., 5.95%, 03/15/41	59	71,026
Koninklijke KPN NV, 8.38%, 10/01/30	780	1,048,554
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	45	41,362
4.00%, 09/01/24	380	392,924
4.60%, 02/23/28 (Call 11/23/27)	458	494,200
4.60%, 05/23/29 (Call 02/23/29)	147	158,623
5.50%, 09/01/44	195	226,498

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Orange SA
5.38%, 01/13/42	$320	$387,082
5.50%, 02/06/44 (Call 08/06/43)	100	125,663
9.00%, 03/01/31	525	751,422
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	84	85,558
3.00%, 03/15/23 (Call 12/15/22)	116	117,146
3.63%, 12/15/25 (Call 09/15/25)	337	349,402
3.70%, 11/15/49 (Call 05/15/49)	75	67,736
4.10%, 10/01/23 (Call 07/01/23)	249	255,516
4.30%, 02/15/48 (Call 08/15/47)	180	178,583
4.35%, 05/01/49 (Call 11/01/48)	210	209,544
4.50%, 03/15/43 (Call 09/15/42)	62	64,626
5.00%, 03/15/44 (Call 09/15/43)	170	183,576
5.45%, 10/01/43 (Call 04/01/43)	50	57,461
7.50%, 08/15/38	17	24,091
Telefonica Emisiones SA
4.10%, 03/08/27	50	52,811
4.67%, 03/06/38	10	10,373
4.90%, 03/06/48	200	208,706
5.21%, 03/08/47	45	48,895
5.52%, 03/01/49 (Call 09/01/48)	182	205,283
7.05%, 06/20/36	358	464,448
Telefonica Europe BV, 8.25%, 09/15/30	100	134,219
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	85,990
3.40%, 05/13/32 (Call 02/13/32)	50	50,546
3.70%, 09/15/27 (Call 06/15/27)	105	110,556
4.30%, 06/15/49 (Call 12/15/48)	106	116,217
4.60%, 11/16/48 (Call 05/16/48)	56	62,746
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	50	43,569
3.40%, 10/15/52 (Call 04/15/52)(b)	150	132,604
3.60%, 11/15/60 (Call 05/15/60)	115	100,864
3.60%, 11/15/60 (Call 05/15/60)(b)	125	109,795
3.88%, 04/15/30 (Call 01/15/30)	370	382,513
4.38%, 04/15/40 (Call 10/15/39)	159	165,424
4.50%, 04/15/50 (Call 10/15/49)	330	344,233
Verizon Communications Inc.
2.85%, 09/03/41 (Call 03/03/41)	220	196,887
2.88%, 11/20/50 (Call 05/20/50)	120	102,659
2.99%, 10/30/56 (Call 04/30/56)	476	405,833
3.00%, 11/20/60 (Call 05/20/60)	86	71,439
3.55%, 03/22/51 (Call 09/22/50)	205	198,376
3.70%, 03/22/61 (Call 09/22/60)	522	498,040
3.85%, 11/01/42 (Call 05/01/42)	236	238,636
3.88%, 03/01/52 (Call 09/01/51)	50	51,748
4.13%, 08/15/46	159	167,177
4.27%, 01/15/36	280	306,908
4.40%, 11/01/34 (Call 05/01/34)	476	523,238
4.50%, 08/10/33	339	376,910
4.52%, 09/15/48	120	136,181
4.67%, 03/15/55	50	58,047
4.75%, 11/01/41	239	269,996
4.81%, 03/15/39	217	252,879
4.86%, 08/21/46	413	495,860
5.25%, 03/16/37	230	276,874
5.50%, 03/16/47	47	60,057
5.85%, 09/15/35	50	62,936
6.55%, 09/15/43	20	28,475

Security	Par (000)	Value

Telecommunications (continued)
7.75%, 12/01/30	$5	$6,772
Vodafone Group PLC
3.75%, 01/16/24	135	139,747
4.13%, 05/30/25	681	716,119
4.25%, 09/17/50	175	179,268
4.38%, 05/30/28	335	362,386
4.38%, 02/19/43	62	64,079
4.88%, 06/19/49	240	266,998
5.00%, 05/30/38	123	139,496
5.13%, 06/19/59	125	143,145
5.25%, 05/30/48	154	178,923
6.15%, 02/27/37	305	379,045
6.25%, 11/30/32	65	80,539
7.88%, 02/15/30	125	165,819

		26,042,174

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	335	339,620
3.50%, 09/15/27 (Call 06/15/27)	199	204,703
3.55%, 11/19/26 (Call 09/19/26)	174	179,756
3.90%, 11/19/29 (Call 08/19/29)	856	894,956
5.10%, 05/15/44 (Call 11/15/43)	220	249,425
6.35%, 03/15/40	5	6,373

		1,874,833

Transportation — 0.6%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	25	22,486
3.05%, 02/15/51 (Call 08/15/50)	52	48,248
3.55%, 02/15/50 (Call 08/15/49)	43	43,584
3.90%, 08/01/46 (Call 02/01/46)	67	71,021
4.05%, 06/15/48 (Call 12/15/47)	65	70,698
4.13%, 06/15/47 (Call 12/15/46)	37	40,599
4.15%, 04/01/45 (Call 10/01/44)	57	61,998
4.15%, 12/15/48 (Call 06/15/48)	18	19,889
4.38%, 09/01/42 (Call 03/01/42)	10	11,206
4.40%, 03/15/42 (Call 09/15/41)	10	11,209
4.45%, 03/15/43 (Call 09/15/42)	105	118,812
4.55%, 09/01/44 (Call 03/01/44)	20	22,861
4.70%, 09/01/45 (Call 03/01/45)	20	23,381
4.90%, 04/01/44 (Call 10/01/43)	40	48,183
4.95%, 09/15/41 (Call 03/15/41)	2	2,382
5.05%, 03/01/41 (Call 09/01/40)	31	37,255
5.15%, 09/01/43 (Call 03/01/43)	77	94,852
5.40%, 06/01/41 (Call 12/01/40)	35	43,762
5.75%, 05/01/40 (Call 11/01/39)	140	179,871
6.15%, 05/01/37	5	6,643
6.20%, 08/15/36	25	33,627
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	50	41,514
3.20%, 08/02/46 (Call 02/02/46)	139	133,211
3.65%, 02/03/48 (Call 08/03/47)	57	58,680
4.45%, 01/20/49 (Call 07/20/48)	40	46,009
6.20%, 06/01/36	55	72,187
6.25%, 08/01/34	10	13,037
6.38%, 11/15/37	41	54,655
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	30	29,134
2.45%, 12/02/31 (Call 09/02/31)	70	67,195
3.00%, 12/02/41 (Call 06/02/41)	45	41,853

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
3.10%, 12/02/51 (Call 06/02/51)	$60	$54,515
4.80%, 09/15/35 (Call 03/15/35)	50	57,965
4.80%, 08/01/45 (Call 02/01/45)	70	81,731
5.95%, 05/15/37	30	38,735
6.13%, 09/15/2115 (Call 03/15/15)	95	125,510
7.13%, 10/15/31	25	32,987
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	160	173,418
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	59	57,211
2.50%, 05/15/51 (Call 11/15/50)	30	24,711
3.35%, 09/15/49 (Call 03/15/49)	35	33,406
3.80%, 11/01/46 (Call 05/01/46)	99	100,638
3.80%, 04/15/50 (Call 10/15/49)	105	107,933
3.95%, 05/01/50 (Call 11/01/49)	83	87,314
4.10%, 03/15/44 (Call 09/15/43)	69	73,323
4.25%, 11/01/66 (Call 05/01/66)	45	48,608
4.30%, 03/01/48 (Call 09/01/47)	95	104,253
4.40%, 03/01/43 (Call 09/01/42)	38	41,326
4.50%, 03/15/49 (Call 09/15/48)	93	105,283
4.50%, 08/01/54 (Call 02/01/54)	70	80,062
4.65%, 03/01/68 (Call 09/01/67)	148	169,796
4.75%, 05/30/42 (Call 11/30/41)	120	136,844
4.75%, 11/15/48 (Call 05/15/48)	28	32,648
5.50%, 04/15/41 (Call 10/15/40)	110	135,378
6.00%, 10/01/36	107	137,008
6.15%, 05/01/37	44	57,108
6.22%, 04/30/40	40	53,378
FedEx Corp.
3.88%, 08/01/42	10	9,996
3.90%, 02/01/35	49	51,235
4.05%, 02/15/48 (Call 08/15/47)	75	76,123
4.10%, 04/15/43	53	54,170
4.10%, 02/01/45	60	61,081
4.40%, 01/15/47 (Call 07/15/46)	60	63,750
4.55%, 04/01/46 (Call 10/01/45)	178	193,838
4.75%, 11/15/45 (Call 05/15/45)	123	136,930
4.90%, 01/15/34	22	25,218
4.95%, 10/17/48 (Call 04/17/48)	31	35,718
5.10%, 01/15/44	70	81,254
5.25%, 05/15/50 (Call 11/15/49)	264	316,985
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	330	327,878
3.50%, 05/01/50 (Call 11/01/49)	60	57,705
4.20%, 11/15/69 (Call 05/15/69)	220	229,942
4.30%, 05/15/43 (Call 11/15/42)	122	130,165
4.70%, 05/01/48 (Call 11/01/47)	201	230,336
4.95%, 08/15/45 (Call 02/15/45)	350	408,541
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	145	143,520
2.90%, 08/25/51 (Call 02/25/51)	66	58,021
3.16%, 05/15/55 (Call 11/15/54)	65	59,701
3.40%, 11/01/49 (Call 05/01/49)	76	73,310
3.94%, 11/01/47 (Call 05/01/47)	55	57,653
3.95%, 10/01/42 (Call 04/01/42)	32	33,657
4.05%, 08/15/52 (Call 02/15/52)	99	106,064
4.10%, 05/15/49 (Call 11/15/48)	375	404,587
4.15%, 02/28/48 (Call 08/28/47)	154	166,077
4.45%, 06/15/45 (Call 12/15/44)	56	62,742
4.65%, 01/15/46 (Call 07/15/45)	100	114,665

Security	Par (000)	Value

Transportation (continued)
4.84%, 10/01/41	$125	$146,437
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	129,920
2.50%, 09/01/24 (Call 08/01/24)	355	356,470
2.85%, 03/01/27 (Call 02/01/27)	45	45,127
3.65%, 03/18/24 (Call 02/18/24)	240	247,214
3.75%, 06/09/23 (Call 05/09/23)	302	308,680
3.88%, 12/01/23 (Call 11/01/23)	70	72,173
4.63%, 06/01/25 (Call 05/01/25)	283	301,058
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	35	31,787
3.25%, 02/05/50 (Call 08/05/49)	15	14,402
3.35%, 08/15/46 (Call 02/15/46)	44	42,544
3.38%, 02/01/35 (Call 08/01/34)	60	61,628
3.55%, 08/15/39 (Call 02/15/39)	105	106,792
3.55%, 05/20/61 (Call 11/20/60)	50	48,505
3.60%, 09/15/37 (Call 03/15/37)	25	25,928
3.75%, 02/05/70 (Call 08/05/69)	72	71,804
3.80%, 10/01/51 (Call 04/01/51)	59	61,602
3.80%, 04/06/71 (Call 10/06/70)	45	45,416
3.84%, 03/20/60 (Call 09/20/59)	77	79,288
3.88%, 02/01/55 (Call 08/01/54)	60	62,264
3.95%, 08/15/59 (Call 02/15/59)	75	78,607
4.00%, 04/15/47 (Call 10/15/46)	25	26,761
4.05%, 11/15/45 (Call 05/15/45)	64	68,431
4.05%, 03/01/46 (Call 09/01/45)	35	37,669
4.10%, 09/15/67 (Call 03/15/67)	55	58,982
4.50%, 09/10/48 (Call 03/10/48)	300	343,467
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	77,377
3.40%, 09/01/49 (Call 03/01/49)	120	123,841
3.63%, 10/01/42	40	41,990
3.75%, 11/15/47 (Call 05/15/47)	140	150,753
4.25%, 03/15/49 (Call 09/15/48)	45	52,263
4.88%, 11/15/40 (Call 05/15/40)	45	54,036
5.20%, 04/01/40 (Call 10/01/39)	60	74,741
5.30%, 04/01/50 (Call 10/01/49)	128	171,835
6.20%, 01/15/38	86	116,827

		11,228,612

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	45	38,981
3.25%, 03/30/25 (Call 12/30/24)	85	86,902
3.25%, 09/15/26 (Call 06/15/26)	85	87,001
3.50%, 03/15/28 (Call 12/15/27)	45	46,570
3.85%, 03/30/27 (Call 12/30/26)	15	15,760
4.35%, 02/15/24 (Call 01/15/24)	50	52,077
4.55%, 11/07/28 (Call 08/07/28)	179	197,133
4.70%, 04/01/29 (Call 01/01/29)	10	11,001
5.20%, 03/15/44 (Call 09/15/43)	85	98,154

		633,579

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	97	95,802
3.45%, 06/01/29 (Call 03/01/29)	97	100,141
3.45%, 05/01/50 (Call 11/01/49)	160	152,862
3.75%, 09/01/47 (Call 03/01/47)	252	251,030
4.00%, 12/01/46 (Call 06/01/46)	46	47,588
4.15%, 06/01/49 (Call 12/01/48)	83	86,744

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
4.20%, 09/01/48 (Call 03/01/48)	$111	$117,317
4.30%, 12/01/42 (Call 06/01/42)	50	53,940
4.30%, 09/01/45 (Call 03/01/45)	15	16,025
6.59%, 10/15/37	25	33,764
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	37	35,936
3.35%, 04/15/50 (Call 10/15/49)	193	177,890
3.57%, 05/01/29 (Call 02/01/29)	70	72,397
4.28%, 05/01/49 (Call 11/01/48)	108	114,941
United Utilities PLC, 6.88%, 08/15/28	25	30,975
Veolia Environnement SA, 6.75%, 06/01/38	30	41,645

		1,428,997

Total Corporate Bonds & Notes — 26.7% (Cost: $558,622,823)		529,433,213

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	258,086
Series HK, 9.38%, 04/15/30	60	90,260
Series HQ, 9.50%, 11/15/30	100	154,613
Series IO, 8.05%, 07/07/24	1,249	1,418,202
Province of Alberta Canada
1.30%, 07/22/30	441	409,543
1.88%, 11/13/24	200	200,664
2.95%, 01/23/24	70	71,776
3.30%, 03/15/28	649	691,140
Province of Ontario Canada
1.13%, 10/07/30	40	36,686
1.60%, 02/25/31	115	109,272
Province of Quebec Canada
1.90%, 04/21/31	55	53,736
Series PD, 7.50%, 09/15/29	544	739,329

		4,233,307

Chile — 0.0%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	65	52,829
3.25%, 09/21/71 (Call 03/21/71)	20	16,172
3.50%, 01/25/50 (Call 07/25/49)	482	439,083
3.86%, 06/21/47	30	29,289

		537,373

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	178	260,752

Indonesia — 0.0%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)	15	12,787
3.35%, 03/12/71	65	54,788
3.50%, 02/14/50	110	103,252
3.70%, 10/30/49	20	19,142
4.10%, 04/24/28	250	268,307
4.20%, 10/15/50	15	15,590
4.45%, 04/15/70	442	459,751
5.35%, 02/11/49	30	35,443

		969,060

Security	Par (000)	Value

Israel — 0.1%
Israel Government International Bond
3.88%, 07/03/50	$625	$667,925
4.13%, 01/17/48	245	272,886
4.50%, 01/30/43	85	100,278
4.50%, April 03, 2120	105	117,653

		1,158,742

Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	30	29,584
4.00%, 10/17/49	307	311,175
5.38%, 06/15/33	916	1,081,027

		1,421,786

Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	10	8,093
4.35%, 01/15/47	207	192,580
4.50%, 04/22/29	255	270,443
4.50%, 01/31/50 (Call 07/31/49)	297	280,261
4.60%, 01/23/46	297	285,785
4.60%, 02/10/48	282	269,098
4.75%, 03/08/44	385	381,493
5.55%, 01/21/45	315	344,475
5.75%, October 12, 2110	304	309,673
6.05%, 01/11/40	368	419,818
6.75%, 09/27/34	376	463,849
7.50%, 04/08/33	90	118,716
8.30%, 08/15/31	270	373,364

		3,717,648

Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	105	90,111
4.30%, 04/29/53	20	18,771
4.50%, 05/15/47 (Call 11/15/46)	25	24,579
4.50%, 04/01/56 (Call 10/01/55)	507	486,766
6.70%, 01/26/36	577	711,164
9.38%, 04/01/29	167	227,835

		1,559,226

Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	50	38,236
3.00%, 01/15/34 (Call 10/15/33)	80	74,025
3.23%, July 28, 2121 (Call 01/28/21)	110	81,891
3.30%, 03/11/41 (Call 09/11/40)	30	26,948
3.55%, 03/10/51 (Call 09/10/50)	20	18,221
3.60%, 01/15/72 (Call 07/15/71)	10	8,400
5.63%, 11/18/50	247	309,955
6.55%, 03/14/37	281	356,687
8.75%, 11/21/33	392	572,700

		1,487,063

Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	312	300,690
3.70%, 02/02/42	152	146,631
3.95%, 01/20/40	97	96,605
5.00%, 01/13/37	282	320,600
6.38%, 01/15/32	120	150,990
6.38%, 10/23/34	257	330,094
7.75%, 01/14/31	130	174,968

60	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
9.50%, 02/02/30	$282	$406,757

		1,927,335

South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	245	301,178
4.13%, 06/10/44	435	540,283

		841,461

Supranational — 2.1%
Asian Development Bank
6.22%, 08/15/27(d)	285	343,565
6.38%, 10/01/28	96	121,055
Council of Europe Development Bank
1.38%, 02/27/25	145	143,672
2.50%, 02/27/24	500	509,705
European Investment Bank
0.75%, 10/26/26	240	228,912
2.38%, 05/24/27	665	683,022
2.50%, 03/15/23	365	370,147
2.88%, 08/15/23	714	729,922
3.13%, 12/14/23	560	576,660
3.25%, 01/29/24	504	520,798
4.88%, 02/15/36	993	1,322,160
Inter-American Development Bank
0.50%, 05/24/23	170	168,487
0.63%, 07/15/25	240	231,074
0.63%, 09/16/27	275	256,883
0.88%, 04/03/25	1,140	1,111,523
0.88%, 04/20/26	255	245,223
1.13%, 07/20/28	160	152,546
1.13%, 01/13/31	320	299,302
1.75%, 03/14/25	425	425,731
2.00%, 06/02/26(d)	105	105,625
2.00%, 07/23/26	170	171,505
2.13%, 01/15/25	550	557,293
2.25%, 06/18/29	690	705,256
2.38%, 07/07/27	682	699,998
2.63%, 01/16/24	400	408,568
3.00%, 10/04/23	450	461,304
3.00%, 02/21/24	1,065	1,096,023
3.13%, 09/18/28	810	870,815
3.20%, 08/07/42	335	371,502
3.88%, 10/28/41	610	742,846
4.38%, 01/24/44	530	696,902
7.00%, 06/15/25	15	17,454
International Bank for Reconstruction & Development
0.25%, 11/24/23	270	264,608
0.38%, 07/28/25	220	209,953
0.63%, 04/22/25	1,550	1,498,431
0.75%, 03/11/25	225	218,851
0.75%, 11/24/27	1,620	1,520,953
0.75%, 08/26/30	1,950	1,773,934
0.88%, 05/14/30	1,575	1,449,331
1.50%, 08/28/24	1,470	1,467,457
1.63%, 01/15/25	1,108	1,107,357
1.75%, 04/19/23	280	281,660
1.75%, 10/23/29	82	80,982
1.88%, 06/19/23	205	206,562
1.88%, 10/27/26	1,984	1,992,333
2.13%, 03/03/25	1,240	1,255,971

Security	Par (000)	Value

Supranational (continued)
2.50%, 03/19/24	$1,845	$1,882,417
2.50%, 11/25/24	818	837,215
2.50%, 07/29/25	1,786	1,829,650
2.50%, 11/22/27	1,400	1,446,578
3.00%, 09/27/23	2,383	2,443,099
3.13%, 11/20/25	680	712,429
4.75%, 02/15/35	314	403,405
Series GDIF, 0.65%, 02/10/26 (Call 05/10/22)	160	151,246
International Finance Corp.
0.38%, 07/16/25	185	176,699
0.50%, 03/20/23	1,000	992,860
0.75%, 08/27/30	180	164,002
1.38%, 10/16/24	1,561	1,552,227
2.13%, 04/07/26	340	343,723
2.88%, 07/31/23	140	143,028

		41,752,439

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	115	125,495
4.98%, 04/20/55	264	312,779
5.10%, 06/18/50	462	551,942
7.63%, 03/21/36	153	218,194

		1,208,410

Total Foreign Government Obligations — 3.1% (Cost: $63,683,016)		61,074,602

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	54,453

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	95	104,708

Total Municipal Debt Obligations — 0.0% (Cost: $140,057)		159,161

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 30.9%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/37	1,300	1,264,579
1.50%, 05/01/51	2,505	2,326,379
2.00%, 08/01/36	722	717,619
2.00%, 09/01/36	2,497	2,481,203
2.00%, 10/01/36	709	704,815
2.00%, 11/01/36	616	612,463
2.00%, 12/01/36	345	343,371
2.00%, 01/01/37	1,092	1,085,912
2.00%, 08/01/50	945	910,359
2.00%, 08/01/51	97	92,948
2.00%, 10/01/51	1,550	1,489,357
2.00%, 11/01/51	2,250	2,161,635
2.00%, 12/01/51	2,104	2,019,882
2.00%, 03/01/52	420	402,975
2.50%, 01/01/32	123	124,896
2.50%, 07/01/36	1,447	1,464,744
2.50%, 11/01/50	1,674	1,656,851
2.50%, 12/01/50	1,774	1,755,602
2.50%, 04/01/51	322	318,722

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 10/01/51	$1,772	$1,750,283
2.50%, 11/01/51	1,987	1,961,821
2.50%, 01/01/52	4,139	4,087,689
3.00%, 05/01/29	5,364	5,512,811
3.00%, 03/01/46	430	439,937
3.00%, 09/01/46	405	417,280
3.00%, 12/01/46	516	528,152
3.00%, 03/01/48	1,401	1,430,817
3.00%, 05/01/51	380	389,803
3.00%, 11/01/51	670	677,296
3.50%, 05/01/33	27	28,050
3.50%, 06/01/34	20	20,386
3.50%, 03/01/38	36	37,191
3.50%, 10/01/42	12	12,677
3.50%, 10/01/44	14	14,311
3.50%, 07/01/47	18	18,405
3.50%, 09/01/47	17	17,453
3.50%, 11/01/47	355	368,094
3.50%, 02/01/48	199	206,838
3.50%, 03/01/48	7	6,892
4.00%, 09/01/45	7	7,472
4.00%, 01/01/48	472	496,544
4.00%, 02/01/48	6	6,119
4.00%, 05/01/48	3,154	3,303,455
4.00%, 01/01/49	12	12,775
4.00%, 05/01/50	1,339	1,397,380
4.50%, 10/01/48	19	20,413
4.50%, 01/01/49	4	4,376
5.00%, 12/01/49	531	582,692
Federal National Mortgage Association
1.50%, 10/01/36	473	460,576
1.50%, 11/01/36	320	311,300
1.50%, 02/01/37	2,776	2,703,235
1.50%, 03/01/37	1,216	1,182,878
1.50%, 11/01/50	494	459,090
1.50%, 02/01/51	3,700	3,439,149
1.50%, 11/01/51	1,640	1,522,072
2.00%, 06/01/36	1,740	1,729,131
2.00%, 08/01/36	762	757,518
2.00%, 11/01/36	820	814,984
2.00%, 12/01/36	1,582	1,571,803
2.00%, 01/01/37	554	550,665
2.00%, 07/01/50	1,469	1,415,203
2.00%, 11/01/50	4,748	4,575,632
2.00%, 12/01/50	5,250	5,058,961
2.00%, 04/01/51	5,082	4,885,419
2.00%, 05/01/51	2,020	1,941,900
2.00%, 06/01/51	2,639	2,537,504
2.00%, 07/01/51	3,223	3,098,183
2.00%, 08/01/51	1,202	1,155,116
2.00%, 10/01/51	14,372	13,807,478
2.00%, 11/01/51	10,246	9,843,885
2.00%, 12/01/51	5,965	5,726,989
2.00%, 02/01/52	6,987	6,704,451
2.50%, 05/01/36	2,401	2,434,077
2.50%, 06/01/36	588	595,202
2.50%, 07/01/36	839	852,427
2.50%, 11/01/50	3,364	3,329,893
2.50%, 01/01/51	216	214,190
2.50%, 03/01/51	1,402	1,388,008

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/51	$1,399	$1,381,781
2.50%, 08/01/51	6,696	6,629,417
2.50%, 09/01/51	1,461	1,442,695
2.50%, 10/01/51	1,182	1,166,991
2.50%, 11/01/51	173	170,791
2.50%, 12/01/51	7,239	7,155,136
2.50%, 01/01/52	347	342,919
2.50%, 03/01/52	2,000	1,976,744
3.00%, 03/01/30	1,317	1,353,894
3.00%, 01/01/48	80	81,460
3.00%, 06/01/51	3,318	3,353,186
3.00%, 08/01/51	1,157	1,179,038
3.50%, 07/01/47	1,868	1,955,581
3.50%, 10/01/47	1,367	1,416,491
3.50%, 03/01/49	1,033	1,069,922
3.50%, 06/01/49	731	757,113
4.00%, 03/01/49	2,152	2,253,876
4.00%, 07/01/49	2,927	3,065,100
4.00%, 04/01/50	1,749	1,826,156
4.50%, 10/01/48	490	519,510
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,924	2,014,826
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	600	564,594
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	947,016
FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	207,948
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	225	229,106
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,025,826
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	225	233,728
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	100	105,797
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	2,190,158
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	1,032,623
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	300	306,745
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30).	1,920	1,797,031
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	2,000	1,922,406
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	3,000	3,092,702
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	866,992
Government National Mortgage Association
1.50%, 10/20/51	272	254,437
1.50%, 03/21/52	75	70,310
2.00%, 07/20/50	93	91,088
2.00%, 08/20/50	1,113	1,091,516
2.00%, 09/20/50	4,997	4,898,385
2.00%, 08/20/51	5,003	4,894,591
2.00%, 10/20/51	3,714	3,633,906
2.00%, 12/20/51	3,728	3,647,776
2.00%, 03/21/52(g)	12,419	12,141,513
2.50%, 12/20/46	141	141,893

62	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 06/20/50	$5,004	$5,016,108
2.50%, 08/20/50	397	397,878
2.50%, 09/20/50	555	557,509
2.50%, 01/20/51	1,515	1,518,471
2.50%, 02/20/51	1,883	1,883,159
2.50%, 07/20/51	2,420	2,420,149
2.50%, 08/20/51(h)	7,228	7,229,027
2.50%, 11/20/51	988	988,176
2.50%, 12/20/51	1,687	1,687,580
2.50%, 03/21/52(g)	13,058	13,047,288
3.00%, 07/20/45	70	72,381
3.00%, 11/20/45	320	330,250
3.00%, 12/20/45	56	57,310
3.00%, 01/20/46	30	30,569
3.00%, 03/20/46	524	538,022
3.00%, 04/20/46	14	14,263
3.00%, 05/20/46	36	36,593
3.00%, 08/20/46	430	441,801
3.00%, 09/20/46	1,045	1,072,280
3.00%, 11/20/46	27	27,461
3.00%, 02/15/47	28	28,746
3.00%, 03/20/47	11	11,073
3.00%, 06/20/47	34	35,085
3.00%, 10/20/47	616	630,968
3.00%, 02/20/48	23	24,066
3.00%, 04/20/49	1,102	1,129,046
3.00%, 10/15/49	192	196,370
3.00%, 01/20/50	1,138	1,159,805
3.00%, 02/20/50	245	249,935
3.00%, 07/20/50	1,520	1,546,892
3.00%, 08/20/50	169	171,556
3.00%, 12/20/50	1,550	1,578,259
3.00%, 10/20/51	3,812	3,878,164
3.00%, 11/20/51	1,674	1,703,365
3.00%, 02/20/52	2,909	2,964,014
3.00%, 03/21/52(g)	4,341	4,413,067
3.50%, 09/20/42	43	45,261
3.50%, 12/20/42	39	40,937
3.50%, 09/20/45	3,385	3,543,552
3.50%, 11/20/46	11	11,091
3.50%, 01/20/47	10	10,403
3.50%, 06/20/47	9	9,461
3.50%, 08/20/47	151	158,913
3.50%, 09/20/47	3,968	4,125,878
3.50%, 11/20/47	39	40,882
3.50%, 02/20/48	21	22,070
3.50%, 08/20/48	40	41,133
3.50%, 01/20/49	17	17,709
3.50%, 05/20/49(g)	6,638	6,849,065
3.50%, 09/20/49	529	547,779
3.50%, 12/20/49	351	363,511
3.50%, 01/20/50	810	838,365
3.50%, 03/20/50	558	577,369
3.50%, 08/20/50	262	270,789
4.00%, 04/20/47	82	85,685
4.00%, 07/20/47	93	97,788
4.00%, 11/20/47	19	20,039
4.00%, 04/20/48	4	3,909
4.00%, 05/15/48	6	6,447
4.00%, 05/20/48	14	14,829

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/20/48	$31	$32,390
4.00%, 09/20/48	79	82,302
4.00%, 11/20/48	882	922,668
4.00%, 12/20/48	1,568	1,641,054
4.00%, 02/20/49	1,135	1,187,928
4.00%, 02/20/50	65	67,708
4.00%, 03/21/52(g)	8,813	9,156,569
4.50%, 06/20/48	29	30,714
4.50%, 08/20/48	5	5,021
4.50%, 09/20/48	350	367,657
4.50%, 10/20/48	176	184,419
4.50%, 12/20/48	69	72,086
4.50%, 01/20/49	260	272,851
4.50%, 03/20/49	3	3,687
4.50%, 06/20/49	49	51,683
4.50%, 07/20/49	20	21,394
4.50%, 08/20/49	5	5,393
4.50%, 03/21/52(g)	448	469,114
5.00%, 04/20/48	10	10,198
5.00%, 05/20/48	4	4,386
5.00%, 11/20/48	3	3,397
5.00%, 12/20/48	7	7,166
5.00%, 01/20/49	34	36,196
5.00%, 06/20/49	520	554,276
5.00%, 03/21/52(g)	1,663	1,759,337
Uniform Mortgage-Backed Securities
1.50%, 03/17/37(g)	14,601	14,207,457
1.50%, 03/14/52(g)	15,750	14,607,510
1.50%, 04/13/52(g)	1,900	1,759,474
2.00%, 12/01/35	2,014	2,003,300
2.00%, 02/01/36	5,896	5,861,820
2.00%, 03/01/36	640	635,270
2.00%, 05/01/36	635	630,695
2.00%, 01/01/37	1,362	1,353,522
2.00%, 03/17/37(g)	11,102	11,019,602
2.00%, 09/01/50	1,382	1,331,485
2.00%, 10/01/50	541	521,426
2.00%, 12/01/50	692	667,380
2.00%, 01/01/51	4,396	4,236,305
2.00%, 02/01/51	3,503	3,373,720
2.00%, 03/01/51	2,194	2,111,629
2.00%, 04/01/51	4,599	4,422,393
2.00%, 05/01/51	4,785	4,599,915
2.00%, 06/01/51	1,973	1,894,002
2.00%, 11/01/51	631	606,416
2.00%, 12/01/51	963	924,277
2.00%, 02/01/52	1,264	1,213,227
2.00%, 03/14/52(g)	34,185	32,790,904
2.00%, 04/13/52(g)	6,125	5,863,155
2.50%, 01/01/32	101	102,903
2.50%, 04/01/32	479	486,824
2.50%, 06/01/32	180	182,764
2.50%, 01/01/33	99	100,557
2.50%, 11/01/34	533	540,295
2.50%, 07/01/35	711	723,183
2.50%, 10/01/35	2,838	2,879,112
2.50%, 03/01/36	1,135	1,154,990
2.50%, 03/16/36(g)	5,284	5,345,903
2.50%, 04/01/47	15	15,387
2.50%, 06/01/50	95	93,711

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 07/01/50	$279	$277,506
2.50%, 08/01/50	303	300,089
2.50%, 09/01/50	1,818	1,802,247
2.50%, 10/01/50	724	717,460
2.50%, 11/01/50	3,840	3,801,765
2.50%, 01/01/51	1,010	1,000,170
2.50%, 02/01/51	258	255,049
2.50%, 03/01/51	779	770,574
2.50%, 11/25/51(g)	41,775	41,215,280
2.50%, 04/13/52(g)	9,900	9,744,769
3.00%, 03/01/30	253	259,139
3.00%, 01/01/31	63	64,457
3.00%, 08/01/32	111	114,734
3.00%, 10/01/33	46	47,142
3.00%, 07/01/34	11	11,261
3.00%, 09/01/34	78	80,306
3.00%, 11/01/34	35	36,061
3.00%, 12/01/34	86	87,932
3.00%, 03/01/35	271	278,319
3.00%, 07/01/35	221	226,691
3.00%, 03/17/37(g)	4,659	4,776,385
3.00%, 07/01/46	503	514,730
3.00%, 11/01/46	1,072	1,096,805
3.00%, 12/01/46	505	516,338
3.00%, 12/01/47	238	242,990
3.00%, 03/01/48	31	31,954
3.00%, 11/01/48	154	157,345
3.00%, 04/25/49(g)	19,862	20,060,620
3.00%, 09/01/49	13	13,190
3.00%, 11/01/49	10	10,071
3.00%, 12/01/49	116	116,953
3.00%, 02/01/50	72	73,352
3.00%, 03/01/50	188	190,397
3.00%, 04/01/50	318	321,579
3.00%, 05/01/50	47	47,283
3.00%, 06/01/50	2,882	2,918,137
3.00%, 07/01/50	339	342,865
3.00%, 08/01/50	2,112	2,156,440
3.00%, 10/01/50	3,217	3,257,265
3.00%, 01/01/51	898	908,728
3.00%, 04/01/51(h)	8,596	8,704,082
3.00%, 04/13/52(g)	4,150	4,182,422
3.50%, 06/01/33	29	30,131
3.50%, 11/01/33	24	24,608
3.50%, 02/01/34	574	599,927
3.50%, 07/01/34	47	48,399
3.50%, 08/01/34	17	17,314
3.50%, 01/01/35	22	22,597
3.50%, 03/16/36(g)	1,547	1,596,035
3.50%, 08/01/45	52	54,157
3.50%, 01/01/46	119	123,959
3.50%, 09/01/46	496	517,289
3.50%, 01/01/47	69	71,899
3.50%, 07/01/47	487	504,176
3.50%, 08/01/47	16	16,245
3.50%, 09/01/47	197	203,787
3.50%, 01/01/48	133	137,678
3.50%, 02/01/48	879	910,370
3.50%, 04/01/48	81	83,689
3.50%, 07/01/48	217	225,857

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 11/01/48	$13	$13,777
3.50%, 01/01/49	144	149,189
3.50%, 02/01/49	368	383,740
3.50%, 06/01/49	731	757,312
3.50%, 04/01/50	205	213,008
3.50%, 05/01/50(h)	6,604	6,803,272
3.50%, 03/14/52(g)	17,653	18,179,832
3.50%, 04/13/52(g)	3,550	3,647,764
4.00%, 07/01/33	16	16,837
4.00%, 03/17/37(g)	800	829,034
4.00%, 01/01/46	346	367,171
4.00%, 10/01/46	10	11,071
4.00%, 07/01/47	2,311	2,427,909
4.00%, 08/01/47	446	472,734
4.00%, 09/01/47	510	536,460
4.00%, 09/01/48	2,947	3,087,371
4.00%, 10/01/48	7	7,530
4.00%, 12/01/48	4	3,794
4.00%, 03/01/49	28	28,768
4.00%, 05/01/49	20	21,031
4.00%, 06/01/49	20	21,586
4.00%, 07/01/49	24	24,988
4.00%, 12/01/49	14	14,315
4.00%, 04/01/50	776	809,706
4.00%, 05/01/50	233	243,451
4.00%, 03/14/52(g)	8,677	9,059,330
4.00%, 04/13/52(g)	1,775	1,850,992
4.50%, 03/17/37	25	25,845
4.50%, 10/01/47	12	13,151
4.50%, 08/01/48	29	30,805
4.50%, 10/01/48	168	179,011
4.50%, 11/01/48	27	28,337
4.50%, 12/01/48	37	39,108
4.50%, 01/01/49	91	96,913
4.50%, 02/01/49	142	150,634
4.50%, 04/01/49	222	238,550
4.50%, 05/01/49	18	18,680
4.50%, 07/01/49	18	19,524
4.50%, 08/01/49	7	7,486
4.50%, 03/01/50	137	145,186
4.50%, 06/01/50	463	489,945
4.50%, 03/11/51(g)	4,525	4,776,968
5.00%, 06/01/48	184	202,402
5.00%, 08/01/48	9	10,319
5.00%, 04/01/49	16	17,985
5.00%, 03/14/52(g)	2,161	2,330,757
5.50%, 03/14/52	50	54,209
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	157,750

		613,233,551

U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	310	335,194
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	13,055
Federal National Mortgage Association
1.63%, 01/07/25	300	299,601
5.63%, 07/15/37	2,037	2,848,235
6.21%, 08/06/38	110	167,051
6.25%, 05/15/29	53	68,136
6.63%, 11/15/30	85	115,235

64	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.13%, 01/15/30	$100	$137,292

		3,983,799

U.S. Government Obligations — 39.1%
U.S. Treasury Note/Bond
0.13%, 02/28/23	8,400	8,321,250
0.13%, 04/30/23	3,000	2,962,969
0.13%, 05/15/23	1,300	1,283,547
0.13%, 07/31/23	4,000	3,933,906
0.13%, 09/15/23	6,550	6,429,746
0.13%, 10/15/23	2,600	2,547,898
0.13%, 12/15/23	9,900	9,674,543
0.13%, 01/15/24	9,630	9,394,893
0.25%, 06/15/23	2,300	2,271,160
0.25%, 11/15/23	10,650	10,444,488
0.25%, 03/15/24	5,950	5,801,250
0.25%, 05/15/24	10,250	9,964,922
0.25%, 06/15/24	15,550	15,096,863
0.25%, 05/31/25	300	286,453
0.25%, 06/30/25	2,000	1,906,562
0.25%, 07/31/25	6,000	5,712,656
0.25%, 08/31/25	2,100	1,995,984
0.25%, 09/30/25	3,300	3,132,680
0.25%, 10/31/25	8,390	7,954,113
0.38%, 04/15/24	12,000	11,714,063
0.38%, 08/15/24	5,050	4,904,023
0.38%, 09/15/24	9,600	9,309,000
0.38%, 04/30/25	500	480,078
0.38%, 11/30/25	10,650	10,129,981
0.38%, 12/31/25	10,500	9,978,281
0.38%, 01/31/26	10,250	9,723,086
0.38%, 09/30/27	10,400	9,625,688
0.50%, 03/15/23	2,000	1,987,656
0.50%, 02/28/26	4,850	4,618,867
0.50%, 04/30/27	2,350	2,204,961
0.50%, 05/31/27	1,100	1,030,391
0.50%, 06/30/27	4,100	3,836,383
0.50%, 08/31/27	2,300	2,146,727
0.50%, 10/31/27	7,250	6,748,731
0.63%, 10/15/24	7,000	6,825,000
0.63%, 07/31/26	3,000	2,857,266
0.63%, 11/30/27	7,450	6,976,809
0.63%, 12/31/27	10,300	9,635,328
0.63%, 05/15/30	1,800	1,637,156
0.63%, 08/15/30	7,300	6,619,047
0.75%, 11/15/24	12,230	11,950,048
0.75%, 05/31/26	1,350	1,295,051
0.75%, 08/31/26	7,000	6,699,219
0.75%, 01/31/28	5,300	4,989,039
0.88%, 01/31/24(d)	2,000	1,978,594
0.88%, 06/30/26	7,590	7,314,270
0.88%, 09/30/26	5,700	5,480,906
0.88%, 11/15/30	5,090	4,704,273
1.00%, 12/15/24	10,750	10,570,273
1.00%, 07/31/28	5,000	4,751,953
1.13%, 01/15/25	12,000	11,831,250
1.13%, 10/31/26	1,500	1,457,930
1.13%, 02/28/27	250	242,559
1.13%, 02/29/28	4,000	3,849,688
1.13%, 08/31/28	8,750	8,376,758
1.13%, 02/15/31	11,700	11,032,734

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 05/15/40	$7,100	$5,905,203
1.13%, 08/15/40	8,500	7,043,047
1.25%, 07/31/23	4,100	4,098,238
1.25%, 08/31/24	3,100	3,074,570
1.25%, 11/30/26	7,200	7,039,688
1.25%, 12/31/26	5,600	5,472,250
1.25%, 03/31/28	7,100	6,876,461
1.25%, 04/30/28	5,100	4,936,641
1.25%, 05/31/28	4,700	4,544,680
1.25%, 06/30/28	10,470	10,116,637
1.25%, 09/30/28	10,200	9,836,625
1.25%, 08/15/31	14,400	13,680,000
1.25%, 05/15/50	8,550	6,823,969
1.38%, 06/30/23	1,900	1,902,969
1.38%, 09/30/23	9,850	9,853,463
1.38%, 01/31/25	5,150	5,112,180
1.38%, 08/31/26	375	368,936
1.38%, 10/31/28	4,500	4,372,734
1.38%, 12/31/28(d)	6,750	6,556,992
1.38%, 11/15/31	11,000	10,549,687
1.38%, 11/15/40	7,650	6,616,055
1.38%, 08/15/50	4,720	3,886,625
1.50%, 01/15/23	1,700	1,706,906
1.50%, 02/28/23	1,250	1,255,029
1.50%, 03/31/23	100	100,383
1.50%, 10/31/24	2,800	2,791,906
1.50%, 11/30/24	3,500	3,489,062
1.50%, 02/15/25	2,250	2,241,211
1.50%, 08/15/26	3,250	3,215,723
1.50%, 01/31/27(d)	10,900	10,775,672
1.50%, 11/30/28	8,800	8,618,500
1.50%, 02/15/30	4,200	4,104,844
1.63%, 05/31/23	1,000	1,005,078
1.63%, 02/15/26	1,975	1,966,359
1.63%, 05/15/26	1,500	1,492,383
1.63%, 10/31/26	2,500	2,486,328
1.63%, 11/30/26	1,600	1,591,125
1.63%, 08/15/29	665	656,999
1.63%, 05/15/31	6,100	5,997,062
1.63%, 11/15/50	5,100	4,468,078
1.75%, 05/15/23	2,000	2,012,891
1.75%, 06/30/24	6,000	6,028,594
1.75%, 12/31/24	350	351,230
1.75%, 12/31/26	2,750	2,750,430
1.75%, 01/31/29	8,800	8,758,750
1.75%, 11/15/29	550	548,539
1.75%, 08/15/41	7,400	6,790,656
1.88%, 08/31/24	360	362,616
1.88%, 06/30/26	175	175,943
1.88%, 02/28/27	1,800	1,812,656
1.88%, 02/28/29	2,000	2,007,812
1.88%, 02/15/32	2,500	2,510,547
1.88%, 02/15/41	5,500	5,172,578
1.88%, 02/15/51	8,800	8,190,875
1.88%, 11/15/51	10,850	10,127,797
2.00%, 02/15/23	800	807,063
2.00%, 04/30/24	780	787,983
2.00%, 05/31/24	5,750	5,809,297
2.00%, 06/30/24	300	303,117
2.00%, 02/15/25	1,425	1,439,584

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 08/15/25	$2,900	$2,928,320
2.00%, 11/15/26	1,750	1,769,414
2.00%, 11/15/41	7,700	7,376,359
2.00%, 02/15/50	450	430,734
2.00%, 08/15/51	7,000	6,720,000
2.13%, 12/31/22	14,450	14,585,469
2.13%, 02/29/24	850	860,891
2.13%, 03/31/24	2,100	2,127,070
2.13%, 09/30/24	3,000	3,039,609
2.13%, 05/15/25	1,000	1,013,906
2.25%, 01/31/24	500	507,520
2.25%, 04/30/24	2,643	2,684,297
2.25%, 11/15/24	375	381,357
2.25%, 12/31/24	2,100	2,136,586
2.25%, 11/15/25	1,500	1,528,594
2.25%, 03/31/26	275	280,436
2.25%, 02/15/27	300	307,102
2.25%, 08/15/27	1,400	1,434,891
2.25%, 11/15/27	230	235,624
2.25%, 05/15/41	4,300	4,289,250
2.25%, 08/15/46	8,755	8,657,874
2.25%, 02/15/52	1,300	1,324,781
2.38%, 01/31/23	1,000	1,012,109
2.38%, 08/15/24	675	687,814
2.38%, 05/15/27	1,300	1,339,305
2.38%, 05/15/29	790	819,748
2.38%, 02/15/42	1,000	1,021,719
2.38%, 11/15/49	1,690	1,751,527
2.38%, 05/15/51	4,700	4,903,422
2.50%, 05/15/24	475	484,908
2.50%, 02/15/45	3,250	3,353,594
2.50%, 02/15/46	6,050	6,261,750
2.50%, 05/15/46	4,950	5,124,797
2.63%, 12/31/23(d)	10,900	11,136,734
2.63%, 03/31/25	600	617,438
2.63%, 12/31/25	2,600	2,687,141
2.63%, 01/31/26	350	361,758
2.63%, 02/15/29	715	752,649
2.75%, 05/31/23	1,000	1,018,945
2.75%, 07/31/23	1,000	1,020,625
2.75%, 02/15/24	3,000	3,074,648
2.75%, 06/30/25	3,900	4,033,148
2.75%, 08/31/25	2,900	3,001,500
2.75%, 02/15/28	4,225	4,453,084
2.75%, 08/15/42	475	511,145
2.75%, 11/15/42	925	994,953
2.75%, 11/15/47	900	986,062
2.88%, 09/30/23	1,125	1,151,719
2.88%, 10/31/23	2,600	2,662,867
2.88%, 04/30/25	560	580,694
2.88%, 05/31/25	1,275	1,322,514
2.88%, 07/31/25	1,500	1,558,594
2.88%, 11/30/25	3,000	3,124,453
2.88%, 05/15/28	1,458	1,548,131
2.88%, 08/15/28	900	957,797
2.88%, 05/15/43	400	438,250
2.88%, 08/15/45	3,395	3,742,987
2.88%, 11/15/46	3,800	4,214,437
2.88%, 05/15/49	435	494,201
3.00%, 10/31/25	1,200	1,254,281

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.00%, 05/15/42	$170	$190,347
3.00%, 11/15/44	1,000	1,121,719
3.00%, 05/15/45	285	320,224
3.00%, 11/15/45	5,400	6,086,812
3.00%, 02/15/47	4,475	5,081,223
3.00%, 05/15/47	4,000	4,553,750
3.00%, 08/15/48	555	640,071
3.00%, 02/15/49	375	435,234
3.13%, 11/15/28	275	297,516
3.13%, 11/15/41	825	938,953
3.13%, 02/15/43	500	569,063
3.13%, 05/15/48	750	883,594
3.38%, 05/15/44	520	616,931
3.50%, 02/15/39	350	420,766
3.63%, 08/15/43	225	275,695
3.63%, 02/15/44	220	270,119
3.75%, 11/15/43	300	374,672
3.88%, 08/15/40	300	376,500
4.25%, 11/15/40	250	328,242
4.38%, 02/15/38	2,600	3,446,625
4.38%, 11/15/39	150	200,086
4.38%, 05/15/40	250	333,906
4.50%, 02/15/36(d)	1,900	2,512,750
4.50%, 05/15/38	500	671,953
4.63%, 02/15/40	250	343,008
5.00%, 05/15/37	2,400	3,360,000
6.25%, 08/15/23	300	321,188
6.25%, 05/15/30	100	133,766
6.38%, 08/15/27	800	990,437

		777,184,888

Total U.S. Government & Agency Obligations — 70.2% (Cost: $1,430,844,477)		1,394,402,238

Short-Term Investments

Money Market Funds — 13.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(i)(j)	233,957	234,003,604
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(i)(j)(k)	32,053	32,053,228

		266,056,832

Total Short-Term Investments — 13.4% (Cost: $266,088,846)		266,056,832

Total Investments Before TBA Sales Commitments — 114.8% (Cost: $2,348,823,198)		2,279,225,418

TBA Sales Commitments(g)

Mortgage-Backed Securities — (2.6)%
Government National Mortgage Association, 2.50%, 03/21/52	$(5,000)	(4,995,899)
Uniform Mortgage-Backed Securities
1.50%, 03/17/37	(1,450)	(1,410,918)
1.50%, 03/14/52	(9,750)	(9,042,744)
2.00%, 03/14/52	(16,595)	(15,918,235)
2.50%, 11/25/51	(9,740)	(9,609,499)
3.00%, 04/25/49	(4,150)	(4,191,500)

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware U.S. Aggregate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/14/52	(3,550)	$(3,655,945)
4.00%, 03/14/52	(1,775)	(1,853,211)

		(50,677,951)

Total TBA Sales Commitments — (2.6)% (Proceeds: $(50,349,819))		(50,677,951)

Total Investments, Net of TBA Sales Commitments — 112.2% (Cost: $2,298,473,379)		2,228,547,467

Other Assets, Less Liabilities — (12.2)%		(242,683,546)

Net Assets — 100.0%		$1,985,863,921

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	All or a portion of this security is on loan.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$174,540,402	$59,537,987	(a)	$—	$(31,929)	$(42,856)	$234,003,604	233,957	$197,856		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,665,370	387,858	(a)	—	—	—	32,053,228	32,053	34,721	(b)	—

					$(31,929)	$(42,856)	$266,056,832		$232,577		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) February 28, 2020	iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$5,246,374	$—	$5,246,374
Collaterized Mortgage Obligations	—	22,852,998	—	22,852,998
Corporate Bonds & Notes	—	529,433,213	—	529,433,213
Foreign Government Obligations	—	61,074,602	—	61,074,602
Municipal Debt Obligations	—	159,161	—	159,161
U.S. Government & Agency Obligations	—	1,394,402,238	—	1,394,402,238
Money Market Funds	266,056,832	—	—	266,056,832

	266,056,832	2,013,168,586	—	2,279,225,418

Liabilities
TBA Sales Commitments	—	(50,677,951)	—	(50,677,951)

	$266,056,832	$1,962,490,635	$—	$2,228,547,467

See notes to financial statements.

68	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)(a)	$100	$109,676
4.75%, 03/30/30 (Call 12/30/29)	112	124,213
5.40%, 10/01/48 (Call 04/01/48)(a)	233	290,595
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	180	172,816
4.20%, 06/01/30 (Call 03/01/30)	30	32,483
WPP Finance 2010, 3.75%, 09/19/24	664	687,638

		1,417,421

Aerospace & Defense — 1.2%
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	340	307,598
2.90%, 12/15/29 (Call 09/15/29)(a)	338	335,678
3.83%, 04/27/25 (Call 01/27/25)	982	1,023,323
4.40%, 06/15/28 (Call 03/15/28)	1,411	1,525,529
4.85%, 04/27/35 (Call 10/27/34)	408	466,993
5.05%, 04/27/45 (Call 10/27/44)	234	278,558
6.15%, 12/15/40	90	120,310
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)(a)	1,235	1,173,324
2.65%, 11/01/26 (Call 08/01/26)	30	30,536
2.82%, 09/01/51 (Call 03/01/51)	475	411,426
3.03%, 03/15/52 (Call 09/15/51)	35	31,461
3.13%, 05/04/27 (Call 02/04/27)	292	301,070
3.13%, 07/01/50 (Call 01/01/50)	194	178,499
3.75%, 11/01/46 (Call 05/01/46)	192	193,839
3.95%, 08/16/25 (Call 06/16/25)	522	550,350
4.05%, 05/04/47 (Call 11/04/46)	185	195,506
4.13%, 11/16/28 (Call 08/16/28)	402	434,554
4.15%, 05/15/45 (Call 11/16/44)	195	209,061
4.35%, 04/15/47 (Call 10/15/46)	104	114,474
4.45%, 11/16/38 (Call 05/16/38)	179	199,827
4.50%, 06/01/42	429	478,554
4.63%, 11/16/48 (Call 05/16/48)	435	502,725
4.70%, 12/15/41	37	41,858
4.80%, 12/15/43 (Call 06/15/43)	215	247,848
4.88%, 10/15/40	149	172,020
5.40%, 05/01/35	25	30,405
6.13%, 07/15/38	30	39,333
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	35	34,032
2.75%, 04/01/31 (Call 01/01/31)	1,215	1,168,830

		10,797,521

Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	409	413,634
3.25%, 03/27/30 (Call 12/27/29)	310	321,975
3.75%, 09/15/47 (Call 03/15/47)	224	241,801
4.02%, 04/16/43	98	108,356
4.50%, 03/15/49 (Call 09/15/48)	110	132,178
4.54%, 03/26/42	70	81,787
5.38%, 09/15/35	29	36,406
5.94%, 10/01/32(a)	112	142,326
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	940	894,861
3.25%, 08/15/26 (Call 05/15/26)(a)	813	832,699
3.75%, 09/25/27 (Call 06/25/27)	632	660,649

Security	Par (000)	Value

Agriculture (continued)
4.35%, 03/15/24 (Call 03/10/22)	$3,274	$3,431,349

		7,298,021

Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	288	275,270
3.00%, 11/15/26 (Call 08/15/26)	70	70,831
3.45%, 11/16/27 (Call 08/16/27)	137	141,054
5.13%, 06/15/27 (Call 04/15/27)	432	479,486

		966,641

Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	254	257,094
2.40%, 03/27/25 (Call 02/27/25)	103	104,479
2.75%, 03/27/27 (Call 01/27/27)	80	82,174
2.85%, 03/27/30 (Call 12/27/29)	191	194,157
3.25%, 03/27/40 (Call 09/27/39)	208	207,528
3.38%, 11/01/46 (Call 05/01/46)	131	129,537
3.38%, 03/27/50 (Call 09/27/49)	168	171,152
3.63%, 05/01/43 (Call 11/01/42)	169	176,145
3.88%, 11/01/45 (Call 05/01/45)	193	208,907
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	390	411,937
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	30	29,961
3.75%, 09/15/25 (Call 07/15/25)(a)	128	133,956
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	173	173,561
2.80%, 04/23/27 (Call 02/23/27)(a)	276	279,433
2.95%, 04/23/30 (Call 01/23/30)(a)	438	433,519

		2,993,540

Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.50%, 01/13/25	100	98,131
2.25%, 01/12/29	100	97,078
2.30%, 09/09/26	212	211,945
2.35%, 01/08/27	265	264,534
3.50%, 02/15/28	203	212,817
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	246	221,220
2.60%, 09/01/50 (Call 03/01/50)	245	202,194
3.65%, 10/01/23 (Call 07/01/23)	79	80,999
4.88%, 10/01/43 (Call 04/01/43)(a)	125	150,816
Daimler Finance North America LLC, 8.50%, 01/18/31	324	459,646
General Motors Co.
5.00%, 04/01/35	55	59,522
5.15%, 04/01/38 (Call 10/01/37)	40	43,409
5.20%, 04/01/45	121	130,496
5.40%, 04/01/48 (Call 10/01/47)	31	34,353
5.95%, 04/01/49 (Call 10/01/48)(a)	136	162,535
6.25%, 10/02/43	336	407,437
6.60%, 04/01/36 (Call 10/01/35)	583	721,229
6.75%, 04/01/46 (Call 10/01/45)	113	144,398
General Motors Financial Co. Inc.
2.35%, 02/26/27 (Call 01/26/27)	50	48,496
5.65%, 01/17/29 (Call 10/17/28)	20	22,479
Toyota Motor Corp., 3.67%, 07/20/28	25	26,625
Toyota Motor Credit Corp.
1.45%, 01/13/25	100	98,470
1.80%, 02/13/25	76	75,450
1.90%, 01/13/27	100	98,240

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$40	$39,994
2.15%, 02/13/30	90	86,580
3.00%, 04/01/25	120	122,936
3.05%, 01/11/28	134	138,146
3.20%, 01/11/27	108	112,398
3.38%, 04/01/30	23	24,087
3.40%, 04/14/25	46	47,603
3.65%, 01/08/29	23	24,493

		4,668,756

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	300	253,350
4.35%, 03/15/29 (Call 12/15/28)	22	23,674
4.40%, 10/01/46 (Call 04/01/46)	226	233,017
5.40%, 03/15/49 (Call 09/15/48)(a)	191	223,756
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	131	135,066
4.38%, 03/15/45 (Call 09/15/44)	193	200,483
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	30	30,149
3.55%, 01/15/52 (Call 07/15/51)(a)	15	13,011
3.80%, 09/15/27 (Call 06/15/27)	37	38,572
4.25%, 05/15/29 (Call 02/15/29)(a)	55	58,246
5.25%, 05/15/49 (Call 11/15/48)(a)	268	300,353
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	116	119,229
4.15%, 10/01/25 (Call 07/01/25)	60	63,452

		1,692,358

Banks — 21.4%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	390	411,524
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,535	8,409,877
1.13%, 09/18/25	3,895	3,701,302
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	200	188,578
3.31%, 06/27/29	207	209,453
3.80%, 02/23/28	160	165,035
5.18%, 11/19/25	50	53,404
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(b)	90	88,511
2.48%, 09/21/36 (Call 09/21/31)(b)	450	408,109
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	151	143,862
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	168	160,754
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	197	173,039
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(b)	105	100,960
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(b)	30	26,159
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	29	28,419
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	300	267,066
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	108	108,127
3.25%, 10/21/27 (Call 10/21/26)	118	120,720
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(b)	134	136,633
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	113	115,670

Security	Par (000)	Value

Banks (continued)
3.50%, 04/19/26	$118	$122,372
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(b)	112	114,988
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	52	53,692
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	232	240,262
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	286	298,104
3.88%, 08/01/25	72	75,456
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.190%)(b)	266	277,943
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	248	259,654
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	114	119,610
4.00%, 01/22/25	122	126,702
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	225	238,282
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(b)	708	761,157
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	477	520,617
4.25%, 10/22/26	238	252,518
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	113	120,469
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	473	524,926
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	682	763,635
4.45%, 03/03/26	239	254,110
4.88%, 04/01/44(a)	286	332,321
5.00%, 01/21/44	446	524,830
5.88%, 02/07/42	536	695,589
6.11%, 01/29/37	697	876,938
6.22%, 09/15/26(a)	155	177,100
7.75%, 05/14/38	252	365,687
Series L, 3.95%, 04/21/25	254	263,309
Series L, 4.18%, 11/25/27 (Call 11/25/26)	244	256,390
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	350	341,159
Bank of America N.A., 6.00%, 10/15/36	259	329,663
Bank of Montreal
0.51%, 01/10/25(b)	100	100,077
1.85%, 05/01/25	373	368,677
2.50%, 06/28/24	342	345,143
3.80%, 12/15/32 (Call 12/15/27)(b)	753	771,531
4.34%, 10/05/28 (Call 10/05/23)(b)	701	722,219
Series E, 3.30%, 02/05/24	857	878,176
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	1,648	1,622,456
2.05%, 01/26/27 (Call 12/26/26)	100	98,887
2.10%, 10/24/24	289	290,072
2.20%, 08/16/23 (Call 06/16/23)	506	509,977
2.45%, 08/17/26 (Call 05/17/26)	1,401	1,418,092
2.50%, 01/26/32 (Call 10/26/31)	100	97,318
2.80%, 05/04/26 (Call 02/04/26)	866	885,407
3.00%, 10/30/28 (Call 07/30/28)	1,120	1,130,696
3.25%, 09/11/24 (Call 08/11/24)	290	298,735
3.25%, 05/16/27 (Call 02/16/27)(a)	488	507,188

70	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 08/23/29 (Call 05/23/29)	$336	$347,474
3.40%, 05/15/24 (Call 04/15/24)	256	264,205
3.40%, 01/29/28 (Call 10/29/27)	446	467,016
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	655	684,671
3.45%, 08/11/23	574	589,010
3.50%, 04/28/23	232	237,199
3.85%, 04/28/28	438	468,647
3.95%, 11/18/25 (Call 10/18/25)	235	249,302
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	284	293,153
Series G, 3.00%, 02/24/25 (Call 01/24/25)	112	114,947
Bank of Nova Scotia (The)
0.65%, 07/31/24	70	67,524
0.70%, 04/15/24	340	329,865
1.05%, 03/02/26	4,190	3,968,517
1.30%, 06/11/25(a)	2,455	2,369,124
1.35%, 06/24/26	230	219,503
1.95%, 02/02/27	125	121,428
2.15%, 08/01/31	1,810	1,690,468
2.20%, 02/03/25	2,778	2,768,999
2.45%, 02/02/32	125	118,608
2.70%, 08/03/26(a)	261	263,550
3.40%, 02/11/24	3,062	3,142,010
4.50%, 12/16/25	1,567	1,665,627
Bank of Nova Scotia/The, 1.45%, 01/10/25	100	97,858
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	170	181,611
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	400	375,044
2.89%, 11/24/32 (Call 11/24/31)(b)	1,575	1,492,265
3.56%, 09/23/35 (Call 09/23/30)(a)(b)	137	130,916
3.65%, 03/16/25	125	128,296
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(b)	1,865	1,915,896
4.34%, 05/16/24 (Call 05/16/23), (3 mo. LIBOR US + 1.356%)(a)(b)	425	436,802
4.34%, 01/10/28 (Call 01/10/27)	235	248,390
4.38%, 09/11/24	20	20,737
4.38%, 01/12/26	165	174,217
4.84%, 05/09/28 (Call 05/07/27)	145	153,497
4.95%, 01/10/47	390	440,595
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(b)	401	435,839
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(b)	236	252,577
5.20%, 05/12/26	110	118,506
5.25%, 08/17/45	375	439,890
BNP Paribas SA, 4.25%, 10/15/24(a)	490	511,629
BPCE SA
3.38%, 12/02/26	1,085	1,118,353
4.00%, 04/15/24	1,073	1,111,886
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	442	441,452
3.10%, 04/02/24	1,131	1,153,518
3.50%, 09/13/23	1,428	1,467,784
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(b)	75	73,904
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)(b)	192	185,178
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	50	45,081
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	99	97,746
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	50	49,314

Security	Par (000)	Value

Banks (continued)
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	$200	$201,760
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	217	219,912
3.20%, 10/21/26 (Call 07/21/26)	141	143,790
3.30%, 04/27/25	140	143,370
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	242	247,021
3.40%, 05/01/26	79	81,439
3.50%, 05/15/23	5	5,115
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	475	488,110
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(b)	421	435,710
3.70%, 01/12/26	87	90,881
3.88%, 03/26/25	95	98,218
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	300	313,575
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	367	383,177
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	188	197,938
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	130	136,976
4.13%, 07/25/28(a)	208	218,504
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	233	256,636
4.30%, 11/20/26	216	229,992
4.40%, 06/10/25	16	16,792
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	181	196,483
4.45%, 09/29/27	432	461,575
4.60%, 03/09/26	194	207,014
4.65%, 07/30/45	256	290,115
4.65%, 07/23/48 (Call 06/23/48)	561	654,939
4.75%, 05/18/46	238	265,108
5.30%, 05/06/44	233	274,290
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	290	351,193
5.50%, 09/13/25	97	105,821
5.88%, 02/22/33	47	56,062
5.88%, 01/30/42	90	115,860
6.00%, 10/31/33	89	108,252
6.13%, 08/25/36	285	359,935
6.63%, 01/15/28(a)	170	203,238
6.63%, 06/15/32	54	67,695
6.68%, 09/13/43	213	294,494
8.13%, 07/15/39	408	639,018
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	50	52,561
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	164	157,169
2.85%, 07/27/26 (Call 04/27/26)	66	66,667
3.25%, 04/30/30 (Call 01/30/30)	330	333,590
4.30%, 12/03/25 (Call 11/03/25)	50	52,683
Comerica Bank, 4.00%, 07/27/25	40	42,050
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	519	530,953
4.00%, 02/01/29 (Call 11/03/28)(a)	276	296,181
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	80	82,633
4.38%, 08/04/25	315	329,881
4.63%, 12/01/23(a)	15	15,640
5.25%, 05/24/41(a)	305	393,987

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 08/04/45	$342	$409,111
5.75%, 12/01/43	202	256,413
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	80	82,969
Credit Suisse AG/New York NY, 3.63%, 09/09/24	45	46,443
Credit Suisse Group AG
3.75%, 03/26/25	5	5,136
3.80%, 06/09/23	105	107,356
4.55%, 04/17/26	55	58,095
4.88%, 05/15/45	490	539,250
Deutsche Bank AG, 4.10%, 01/13/26	144	149,959
Deutsche Bank AG/London, 3.70%, 05/30/24	226	231,980
Deutsche Bank AG/New York NY
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	180	173,126
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	445	418,033
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	435	429,297
3.70%, 05/30/24	275	281,792
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)(b)	505	516,681
4.10%, 01/13/26	100	104,303
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	107	103,126
3.45%, 07/27/26 (Call 04/27/26)	80	82,290
4.25%, 03/13/26	25	26,441
4.65%, 09/13/28 (Call 06/13/28)	175	189,963
Fifth Third Bancorp., 8.25%, 03/01/38	377	572,248
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	40	46,145
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	310	349,345
4.63%, 02/13/47 (Call 08/13/46)	90	102,598
Goldman Sachs Capital I, 6.35%, 02/15/34	249	311,235
Goldman Sachs Group Inc. (The)
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(b)	125	123,648
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	255	236,431
2.60%, 02/07/30 (Call 11/07/29)	203	195,199
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	1,040	983,819
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	145	143,301
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	295	279,793
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	100	89,342
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	280	275,425
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(b)	210	201,875
3.50%, 01/23/25 (Call 10/23/24)	67	68,937
3.50%, 04/01/25 (Call 03/01/25)	45	46,267
3.50%, 11/16/26 (Call 11/16/25)	455	466,389
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	240	248,563
3.75%, 02/25/26 (Call 11/25/25)	64	66,644
3.80%, 03/15/30 (Call 12/15/29)	299	311,435
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(b)	320	332,128
3.85%, 01/26/27 (Call 01/26/26)	27	28,127
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	380	400,493
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	446	472,764
4.25%, 10/21/25	260	272,997
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(b)	305	330,053
4.75%, 10/21/45 (Call 04/21/45)	383	437,053
4.80%, 07/08/44 (Call 01/08/44)	527	604,437
5.15%, 05/22/45	104	122,069
5.95%, 01/15/27	118	133,246

Security	Par (000)	Value

Banks (continued)
6.13%, 02/15/33	$561	$695,399
6.25%, 02/01/41	813	1,067,721
6.45%, 05/01/36	320	407,811
6.75%, 10/01/37	744	977,348
HSBC Bank USA N.A., 7.00%, 01/15/39	360	515,167
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	252	297,728
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)(b)	200	186,650
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	90	82,583
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(b)	175	174,780
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	880	830,658
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	70	66,879
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(b)	325	308,350
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(b)	150	153,740
3.90%, 05/25/26	145	150,857
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	820	845,723
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	345	357,603
4.25%, 03/14/24	427	441,253
4.25%, 08/18/25	95	98,548
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(b)	165	172,100
4.30%, 03/08/26	65	68,654
4.38%, 11/23/26	500	525,990
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	525	560,353
4.95%, 03/31/30	215	238,433
5.25%, 03/14/44(a)	324	372,247
6.10%, 01/14/42	409	539,827
6.50%, 05/02/36	420	528,969
6.50%, 09/15/37	445	567,802
6.80%, 06/01/38	275	359,532
7.63%, 05/17/32	437	570,521
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(b)(c)	360	328,979
2.55%, 02/04/30 (Call 11/04/29)(a)	424	412,315
2.63%, 08/06/24 (Call 07/06/24)	415	418,150
4.00%, 05/15/25 (Call 04/15/25)	508	531,017
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	620	592,838
3.55%, 04/09/24	537	551,010
3.95%, 03/29/27	585	614,583
4.05%, 04/09/29	307	326,016
4.10%, 10/02/23	393	405,824
4.55%, 10/02/28	605	658,149
Intesa Sanpaolo SpA, 5.25%, 01/12/24	7,355	7,722,088
JPMorgan Chase & Co.
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	206	202,683
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)(b)	140	137,840
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	161	154,571
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	30	28,665
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	1,500	1,437,270
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	262	255,969
2.95%, 10/01/26 (Call 07/01/26)	264	268,467
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	280	281,669
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	600	593,592
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	207	195,901
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	429	397,413

72	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 1.460%)(b)	$150	$141,924
3.20%, 06/15/26 (Call 03/15/26)	137	140,584
3.30%, 04/01/26 (Call 01/01/26)	128	132,017
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	399	384,377
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	174	178,695
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	2	2,067
3.63%, 12/01/27 (Call 12/01/26)	243	251,539
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	292	303,029
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	299	312,225
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	277	293,459
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	444	462,537
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(b)	160	167,502
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	701	743,523
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	219	230,800
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	265	282,336
4.13%, 12/15/26	102	108,417
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	125	133,143
4.25%, 10/01/27	167	178,576
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	551	603,290
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	43	46,463
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	146	160,258
4.85%, 02/01/44	310	367,703
4.95%, 06/01/45(a)	149	174,843
5.40%, 01/06/42	411	509,422
5.50%, 10/15/40	246	305,800
5.60%, 07/15/41	348	438,564
6.40%, 05/15/38	503	674,774
7.63%, 10/15/26	109	131,723
7.75%, 07/15/25	30	35,144
8.00%, 04/29/27	365	454,290
8.75%, 09/01/30	14	19,663
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	87	89,915
3.40%, 05/20/26	360	373,273
KeyCorp.
2.25%, 04/06/27	263	259,155
2.55%, 10/01/29	356	346,214
4.10%, 04/30/28	315	338,077
4.15%, 10/29/25	267	283,188
Lloyds Bank PLC, 3.50%, 05/14/25	200	205,496
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(b)	80	79,410
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(b)	225	230,596
3.75%, 01/11/27	200	207,618
3.87%, 07/09/25 (Call 07/09/24)(b)	130	133,879
3.90%, 03/12/24	180	186,484

Security	Par (000)	Value

Banks (continued)
4.05%, 08/16/23	$86	$88,586
4.34%, 01/09/48	413	422,016
4.38%, 03/22/28	515	548,980
4.45%, 05/08/25	300	315,786
4.50%, 11/04/24	125	130,451
4.55%, 08/16/28(a)	105	113,453
4.58%, 12/10/25	310	325,054
4.65%, 03/24/26	205	216,818
5.30%, 12/01/45	137	157,969
Mitsubishi UFJ Financial Group Inc.
2.34%, 01/19/28 (Call 01/19/27)(b)	200	195,174
2.56%, 02/25/30	14	13,443
2.80%, 07/18/24	5	5,064
2.85%, 01/19/33 (Call 01/19/32)(b)	200	193,714
3.20%, 07/18/29	12	12,088
3.29%, 07/25/27	122	125,223
3.68%, 02/22/27	105	109,628
3.74%, 03/07/29	109	113,979
3.75%, 07/18/39	285	297,754
3.78%, 03/02/25	126	130,910
3.85%, 03/01/26	12	12,550
3.96%, 03/02/28	108	114,233
4.05%, 09/11/28	10	10,644
4.15%, 03/07/39(a)	253	277,556
4.29%, 07/26/38	143	158,786
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(b)	25	25,026
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	210	211,756
2.87%, 09/13/30 (Call 09/13/29), (SOFR + 1.572%)(b)	275	269,632
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	55	54,942
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(b)	30	30,790
4.02%, 03/05/28	50	52,796
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)(b)	107	114,344
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	290	259,141
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	490	441,720
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	173	170,678
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	1,080	997,466
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	260	255,658
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	300	272,439
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	260	245,690
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	292	283,041
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	431	433,534
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	340	296,942
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	115	112,576
3.13%, 07/27/26	315	320,953
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	443	457,654
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	290	299,622
3.63%, 01/20/27	110	114,701
3.70%, 10/23/24	125	129,304
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	312	318,043
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(b)	261	270,936
3.88%, 01/27/26	488	509,692
3.95%, 04/23/27	285	299,147

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(b)	$322	$338,738
4.00%, 07/23/25	259	271,445
4.10%, 05/22/23	105	107,755
4.30%, 01/27/45	760	827,100
4.35%, 09/08/26	494	524,618
4.38%, 01/22/47	665	738,682
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	157	169,543
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(b)	216	236,859
5.00%, 11/24/25	282	303,364
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	241	321,595
6.25%, 08/09/26	110	125,940
6.38%, 07/24/42	664	905,749
7.25%, 04/01/32	322	431,441
Series F, 3.88%, 04/29/24	150	155,055
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	566	573,505
3.38%, 01/14/26(a)	40	41,884
National Bank of Canada, 2.10%, 02/01/23	127	127,446
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(b)	375	346,819
3.75%, 11/01/29 (Call 11/01/24)(b)	160	162,006
3.88%, 09/12/23	377	386,108
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	605	625,679
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	319	340,064
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)	162	166,683
4.80%, 04/05/26	485	519,774
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(b)	620	675,440
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	895	986,227
5.13%, 05/28/24	430	451,672
6.00%, 12/19/23	396	420,580
6.10%, 06/10/23(a)	51	53,353
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	647	673,268
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	842	858,234
3.65%, 08/03/28 (Call 05/03/28)	404	433,831
3.95%, 10/30/25	1,029	1,090,894
People’s United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	15	15,467
PNC Bank N.A.
2.70%, 10/22/29	380	375,030
3.10%, 10/25/27 (Call 09/25/27)	331	342,866
3.25%, 01/22/28 (Call 12/23/27)	1,857	1,922,942
3.30%, 10/30/24 (Call 09/30/24)	20	20,646
4.05%, 07/26/28	160	171,480
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	2,602	2,714,927
2.50%, 08/27/24 (Call 07/27/24)	2,844	2,874,658
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	117	117,394
2.55%, 01/22/30 (Call 10/24/29)	354	348,092
2.60%, 07/23/26 (Call 05/23/26)	284	287,979
3.15%, 05/19/27 (Call 04/19/27)	207	214,547

Security	Par (000)	Value

Banks (continued)
3.45%, 04/23/29 (Call 01/23/29)(a)	$429	$450,296
3.90%, 04/29/24 (Call 03/29/24)	30	31,150
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	110	143,943
Regions Financial Corp., 7.38%, 12/10/37	338	472,598
Royal Bank of Canada
2.25%, 11/01/24	352	352,260
2.55%, 07/16/24	195	196,950
3.70%, 10/05/23	325	334,987
4.65%, 01/27/26	147	158,279
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	205	199,114
3.24%, 10/05/26 (Call 08/05/26)	476	480,960
3.50%, 06/07/24 (Call 05/07/24)	547	558,246
4.40%, 07/13/27 (Call 04/14/27)	540	567,540
4.50%, 07/17/25 (Call 04/17/25)	484	507,469
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31), (SOFR + 1.475%)(b)	5	4,764
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(b)	80	82,169
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	195	202,664
State Street Corp.
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(b)	60	59,311
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(b)	200	197,442
2.35%, 11/01/25 (Call 11/01/24)(b)	484	486,923
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(b)	200	196,026
2.65%, 05/19/26	1,838	1,876,083
3.30%, 12/16/24	976	1,009,711
3.55%, 08/18/25	1,647	1,719,402
3.70%, 11/20/23	1,631	1,685,247
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(b)	1,089	1,123,761
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(b)	415	449,125
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	30	31,218
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	45	44,842
2.45%, 09/27/24	51	51,138
2.63%, 07/14/26	171	171,393
2.70%, 07/16/24	25	25,238
2.72%, 09/27/29	20	19,565
2.75%, 01/15/30	290	283,315
3.01%, 10/19/26	73	74,119
3.04%, 07/16/29	342	341,340
3.20%, 09/17/29	160	159,886
3.35%, 10/18/27	74	76,298
3.36%, 07/12/27(a)	115	118,862
3.45%, 01/11/27	39	40,319
3.54%, 01/17/28	296	307,162
3.78%, 03/09/26(a)	134	140,176
3.94%, 07/19/28	46	48,701
4.31%, 10/16/28(a)	128	138,728
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	360	361,836
3.50%, 01/29/25	270	278,281
Svenska Handelsbanken AB, 3.90%, 11/20/23	51	52,904
Toronto-Dominion Bank (The)
1.45%, 01/10/25(a)	100	97,906
1.95%, 01/12/27	100	97,674
2.00%, 09/10/31(a)	320	296,861

74	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 01/12/32	$100	$95,754
2.65%, 06/12/24	626	634,000
3.25%, 03/11/24	798	818,900
3.50%, 07/19/23	1,176	1,205,412
3.63%, 09/15/31 (Call 09/15/26)(b)	797	821,595
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	293	293,984
2.25%, 03/11/30 (Call 12/11/29)	97	91,976
2.64%, 09/17/29 (Call 09/17/24)(b)	15	15,059
3.20%, 04/01/24 (Call 03/01/24)	5	5,134
3.63%, 09/16/25 (Call 08/16/25)	64	66,680
3.80%, 10/30/26 (Call 09/30/26)	20	21,070
4.05%, 11/03/25 (Call 09/03/25)	68	72,266
Truist Financial Corp.
2.85%, 10/26/24 (Call 09/26/24)(a)	127	129,421
3.70%, 06/05/25 (Call 05/05/25)	160	167,197
3.88%, 03/19/29 (Call 02/16/29)	160	169,651
4.00%, 05/01/25 (Call 03/01/25)	180	188,910
U.S. Bancorp.
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	50	49,402
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	50	49,141
3.00%, 07/30/29 (Call 04/30/29)(a)	172	173,581
3.90%, 04/26/28 (Call 03/24/28)	123	131,600
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	52	55,911
Westpac Banking Corp.
2.35%, 02/19/25	155	156,277
2.65%, 01/16/30	206	205,195
2.67%, 11/15/35 (Call 11/15/30)(b)	237	214,513
2.70%, 08/19/26	331	337,140
2.85%, 05/13/26	522	535,734
2.89%, 02/04/30 (Call 02/04/25)(b)	241	238,130
3.02%, 11/18/36 (Call 11/18/31)(b)	250	232,260
3.30%, 02/26/24	20	20,592
3.35%, 03/08/27	453	473,729
3.40%, 01/25/28	420	440,399
4.11%, 07/24/34 (Call 07/24/29)(b)	199	205,014
4.32%, 11/23/31 (Call 11/23/26)(b)	161	167,931
4.42%, 07/24/39	331	357,619
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	280	278,659

		192,306,443

Beverages — 4.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	806	842,552
4.70%, 02/01/36 (Call 08/01/35)	619	690,662
4.90%, 02/01/46 (Call 08/01/45)	1,106	1,256,416
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	230	234,628
4.63%, 02/01/44	321	350,352
4.70%, 02/01/36 (Call 08/01/35)(a)	382	425,750
4.90%, 02/01/46 (Call 08/01/45)	199	223,111
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	197	205,863
3.75%, 07/15/42	444	438,388
4.00%, 04/13/28 (Call 01/13/28)	536	571,403
4.35%, 06/01/40 (Call 12/01/39)	102	108,774
4.38%, 04/15/38 (Call 10/15/37)	226	242,498
4.44%, 10/06/48 (Call 04/06/48)	282	302,002
4.50%, 06/01/50 (Call 12/01/49)	286	315,052
4.60%, 04/15/48 (Call 10/15/47)	361	396,486

Security	Par (000)	Value

Beverages (continued)
4.60%, 06/01/60 (Call 12/01/59)	$75	$81,550
4.75%, 01/23/29 (Call 10/23/28)	626	696,657
4.75%, 04/15/58 (Call 10/15/57)	292	323,390
4.90%, 01/23/31 (Call 10/23/30)	481	552,563
4.95%, 01/15/42	269	307,026
5.45%, 01/23/39 (Call 07/23/38)	239	284,723
5.55%, 01/23/49 (Call 07/23/48)	464	574,497
5.80%, 01/23/59 (Call 07/23/58)	429	550,724
5.88%, 06/15/35	65	79,752
8.00%, 11/15/39	64	96,131
8.20%, 01/15/39	199	302,970
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	160	166,342
4.00%, 04/15/38 (Call 10/15/37)	34	36,855
4.50%, 07/15/45 (Call 01/15/45)	168	193,334
Coca-Cola Co. (The)
1.65%, 06/01/30	508	470,774
1.75%, 09/06/24(a)	353	353,134
2.13%, 09/06/29	552	538,377
2.50%, 06/01/40	330	299,208
2.50%, 03/15/51	96	82,284
2.60%, 06/01/50	172	150,834
2.75%, 06/01/60	195	170,052
2.90%, 05/25/27(a)	105	108,233
3.00%, 03/05/51	150	142,609
3.38%, 03/25/27	266	280,133
3.45%, 03/25/30	203	214,804
4.20%, 03/25/50	160	184,138
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	59	56,994
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	74	72,242
3.15%, 08/01/29 (Call 05/01/29)	125	125,136
3.50%, 05/09/27 (Call 02/09/27)	146	151,374
3.60%, 02/15/28 (Call 11/15/27)	250	257,597
3.70%, 12/06/26 (Call 09/06/26)	145	151,603
3.75%, 05/01/50 (Call 11/01/49)	67	64,033
4.10%, 02/15/48 (Call 08/15/47)	30	29,928
4.50%, 05/09/47 (Call 11/09/46)	107	112,486
4.65%, 11/15/28 (Call 08/15/28)	150	163,882
5.25%, 11/15/48 (Call 05/15/48)	105	122,220
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,030	999,769
2.00%, 04/29/30 (Call 01/29/30)	1,002	947,541
2.13%, 10/24/24 (Call 09/24/24)	3,310	3,322,313
2.38%, 10/24/29 (Call 07/24/29)(a)	600	586,638
2.63%, 04/29/23 (Call 01/29/23)	3,184	3,216,732
3.50%, 09/18/23 (Call 08/18/23)	1,178	1,208,345
3.88%, 05/18/28 (Call 02/18/28)	1,860	1,998,682
5.88%, 09/30/36	94	124,061
Diageo Investment Corp.
4.25%, 05/11/42(a)	355	400,078
7.45%, 04/15/35	380	551,312
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	495	465,067
4.38%, 05/10/43	120	127,237
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	275	275,173
3.13%, 12/15/23 (Call 10/15/23)	44	44,894
3.20%, 05/01/30 (Call 02/01/30)(a)	345	348,995

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.35%, 03/15/51 (Call 09/15/50)	$55	$50,099
3.40%, 11/15/25 (Call 08/15/25)	153	157,723
3.43%, 06/15/27 (Call 03/15/27)	167	173,099
3.80%, 05/01/50 (Call 11/01/49)	129	126,897
4.06%, 05/25/23 (Call 04/25/23)	69	70,783
4.42%, 05/25/25 (Call 03/25/25)	237	250,694
4.42%, 12/15/46 (Call 06/15/46)	178	190,330
4.50%, 11/15/45 (Call 05/15/45)	76	81,433
4.60%, 05/25/28 (Call 02/25/28)	357	390,344
4.99%, 05/25/38 (Call 11/25/37)(a)	121	138,170
5.09%, 05/25/48 (Call 11/25/47)	62	72,553
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	859	874,385
4.20%, 07/15/46 (Call 01/15/46)(a)	634	631,959
5.00%, 05/01/42	374	409,006
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	369	344,052
1.95%, 10/21/31 (Call 07/21/31)	90	85,180
2.25%, 03/19/25 (Call 02/19/25)	604	610,131
2.38%, 10/06/26 (Call 07/06/26)	530	537,484
2.63%, 03/19/27 (Call 01/19/27)	144	147,354
2.63%, 07/29/29 (Call 04/29/29)	503	508,659
2.63%, 10/21/41 (Call 04/21/41)	50	46,417
2.75%, 04/30/25 (Call 01/30/25)	755	771,036
2.75%, 03/19/30 (Call 12/19/29)	463	469,635
2.75%, 10/21/51 (Call 04/21/51)	50	45,941
2.85%, 02/24/26 (Call 11/24/25)	362	373,168
2.88%, 10/15/49 (Call 04/15/49)(a)	139	131,019
3.00%, 10/15/27 (Call 07/15/27)	1,166	1,212,488
3.38%, 07/29/49 (Call 01/29/49)	138	139,572
3.45%, 10/06/46 (Call 04/06/46)	141	145,375
3.50%, 07/17/25 (Call 04/17/25)	336	351,066
3.60%, 03/01/24 (Call 12/01/23)	1,075	1,111,163
3.63%, 03/19/50 (Call 09/19/49)	194	207,353
4.00%, 03/05/42(a)	55	60,459
4.25%, 10/22/44 (Call 04/22/44)	95	107,929
4.45%, 04/14/46 (Call 10/14/45)	630	746,323
5.50%, 01/15/40	10	13,126
7.00%, 03/01/29	35	45,162

		41,596,930

Biotechnology — 1.6%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	214	212,722
2.20%, 02/21/27 (Call 12/21/26)	557	549,007
2.25%, 08/19/23 (Call 06/19/23)(a)	160	161,373
2.30%, 02/25/31 (Call 11/25/30)(a)	149	140,856
2.45%, 02/21/30 (Call 11/21/29)	94	90,757
2.60%, 08/19/26 (Call 05/19/26)(a)	399	402,611
2.77%, 09/01/53 (Call 03/01/53)	125	101,558
3.00%, 01/15/52 (Call 07/15/51)	325	278,561
3.13%, 05/01/25 (Call 02/01/25)	471	481,753
3.15%, 02/21/40 (Call 08/21/39)	160	148,904
3.20%, 11/02/27 (Call 08/02/27)	388	400,362
3.35%, 02/22/32 (Call 11/22/31)(a)	60	61,192
3.38%, 02/21/50 (Call 08/21/49)	350	321,016
3.63%, 05/22/24 (Call 02/22/24)	474	489,765
4.40%, 05/01/45 (Call 11/01/44)	451	481,979
4.40%, 02/22/62 (Call 08/22/61)	50	52,674
4.56%, 06/15/48 (Call 12/15/47)	322	353,099
4.66%, 06/15/51 (Call 12/15/50)	638	715,708

Security	Par (000)	Value

Biotechnology (continued)
4.95%, 10/01/41	$237	$272,218
5.15%, 11/15/41 (Call 05/15/41)	300	348,330
5.65%, 06/15/42 (Call 12/15/41)	63	78,380
5.75%, 03/15/40	15	18,654
6.38%, 06/01/37	25	33,612
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	236	246,672
5.25%, 06/23/45 (Call 12/23/44)	281	334,972
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	350	320,383
3.15%, 05/01/50 (Call 11/01/49)	313	258,823
3.25%, 02/15/51 (Call 08/15/50)(c)	30	25,237
4.05%, 09/15/25 (Call 06/15/25)	280	292,712
5.20%, 09/15/45 (Call 03/15/45)	510	576,356
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	25	22,694
2.50%, 09/01/23 (Call 07/01/23)	70	70,767
2.80%, 10/01/50 (Call 04/01/50)	25	21,158
2.95%, 03/01/27 (Call 12/01/26)(a)	762	777,049
3.50%, 02/01/25 (Call 11/01/24)	891	921,775
3.65%, 03/01/26 (Call 12/01/25)	462	482,051
3.70%, 04/01/24 (Call 01/01/24)	683	705,102
4.00%, 09/01/36 (Call 03/01/36)	180	192,029
4.15%, 03/01/47 (Call 09/01/46)	250	262,317
4.50%, 02/01/45 (Call 08/01/44)	516	564,421
4.60%, 09/01/35 (Call 03/01/35)	447	505,629
4.75%, 03/01/46 (Call 09/01/45)	474	538,004
4.80%, 04/01/44 (Call 10/01/43)	330	374,543
5.65%, 12/01/41 (Call 06/01/41)	337	421,102
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	135	111,379
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	75	62,741
3.55%, 09/02/50 (Call 03/02/50)	134	116,213

		14,399,220

Building Materials — 0.9%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	352	340,359
2.72%, 02/15/30 (Call 11/15/29)	95	92,382
3.38%, 04/05/40 (Call 10/05/39)	288	270,873
3.58%, 04/05/50 (Call 10/05/49)	291	276,514
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	203	206,015
4.00%, 09/21/23 (Call 08/21/23)	416	427,752
4.00%, 06/15/25 (Call 03/15/25)	231	241,527
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	653	674,320
3.90%, 02/14/26 (Call 11/14/25)	266	280,199
4.50%, 02/15/47 (Call 08/15/46)	68	74,238
4.63%, 07/02/44 (Call 01/02/44)	264	296,926
4.95%, 07/02/64 (Call 01/02/64)(d)	166	191,378
5.13%, 09/14/45 (Call 03/14/45)(a)	108	130,132
6.00%, 01/15/36	80	102,756
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,050	1,875,279
2.00%, 09/16/31 (Call 06/16/31)	25	22,774
Lafarge SA, 7.13%, 07/15/36(a)	55	74,981
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	136	138,007

76	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	$30	$26,840
3.45%, 06/01/27 (Call 03/01/27)	60	62,483
3.50%, 12/15/27 (Call 09/15/27)	103	108,232
4.25%, 12/15/47 (Call 06/15/47)	96	100,443
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	69	66,155
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	20	17,463
3.50%, 11/15/27 (Call 08/15/27)	163	167,429
4.50%, 05/15/47 (Call 11/15/46)	138	148,760
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	5,139
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	293	301,544
3.95%, 08/15/29 (Call 05/15/29)	28	29,351
4.20%, 12/01/24 (Call 09/01/24)	210	219,230
4.30%, 07/15/47 (Call 01/15/47)	240	251,006
4.40%, 01/30/48 (Call 07/30/47)	167	177,257
7.00%, 12/01/36	107	140,711
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	157	165,434
4.50%, 06/15/47 (Call 12/15/46)(a)	67	73,788
4.70%, 03/01/48 (Call 09/01/47)	87	98,512

		7,876,189

Chemicals — 1.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	33	39,447
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	95	100,269
CF Industries Inc., 5.38%, 03/15/44	30	33,852
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	97	92,434
3.63%, 05/15/26 (Call 03/15/26)	178	185,905
4.25%, 10/01/34 (Call 04/01/34)	66	71,364
4.38%, 11/15/42 (Call 05/15/42)	178	190,725
4.63%, 10/01/44 (Call 04/01/44)(a)	58	64,138
4.80%, 11/30/28 (Call 08/30/28)	60	66,982
4.80%, 05/15/49 (Call 11/15/48)	247	280,812
5.25%, 11/15/41 (Call 05/15/41)	238	281,742
5.55%, 11/30/48 (Call 05/30/48)	101	127,457
7.38%, 11/01/29	98	126,881
9.40%, 05/15/39	179	301,228
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	300	310,848
4.49%, 11/15/25 (Call 09/15/25)	102	108,701
4.73%, 11/15/28 (Call 08/15/28)	45	49,839
5.32%, 11/15/38 (Call 05/15/38)	276	328,512
5.42%, 11/15/48 (Call 05/15/48)	227	285,480
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	60	65,032
4.65%, 10/15/44 (Call 04/15/44)	198	214,622
4.80%, 09/01/42 (Call 03/01/42)	110	120,784
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	692	615,866
2.13%, 02/01/32 (Call 11/01/31)	155	146,222
2.70%, 11/01/26 (Call 08/01/26)	3,103	3,160,219
2.70%, 12/15/51 (Call 06/15/51)	40	34,905
2.75%, 08/18/55 (Call 02/18/55)(a)	433	373,978
3.25%, 12/01/27 (Call 09/01/27)(a)	1,307	1,369,344
3.95%, 12/01/47 (Call 06/01/47)	80	87,182
4.80%, 03/24/30 (Call 12/24/29)	655	751,698
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	52	53,180

Security	Par (000)	Value

Chemicals (continued)
3.45%, 10/01/29 (Call 07/01/29)	$56	$56,519
4.50%, 10/01/49 (Call 04/01/49)	62	66,674
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	44	44,524
4.38%, 06/01/47 (Call 12/01/46)	286	300,297
4.45%, 09/26/28 (Call 06/26/28)	226	245,176
5.00%, 09/26/48 (Call 03/26/48)	43	49,055
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	159	161,787
3.20%, 01/30/26 (Call 10/30/25)(a)	105	108,935
3.55%, 11/07/42 (Call 05/07/42)	220	227,680
Lubrizol Corp. (The), 6.50%, 10/01/34	175	238,161
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	219	240,709
5.25%, 07/15/43	127	146,803
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	237	223,752
3.80%, 10/01/60 (Call 04/01/60)(a)	229	207,737
4.20%, 10/15/49 (Call 04/15/49)	223	226,202
4.20%, 05/01/50 (Call 11/01/49)	138	139,910
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	156	165,246
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	60	63,397
4.25%, 11/15/23 (Call 08/15/23)	25	25,856
4.88%, 11/15/41 (Call 05/15/41)	15	16,408
5.45%, 11/15/33 (Call 05/15/33)	532	625,377
5.63%, 11/15/43 (Call 05/15/43)	30	36,997
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	71	72,199
4.00%, 12/15/26 (Call 09/15/26)	30	31,955
4.13%, 03/15/35 (Call 09/15/34)	50	53,894
4.20%, 04/01/29 (Call 01/01/29)	173	187,553
4.90%, 06/01/43 (Call 12/01/42)	122	141,825
5.00%, 04/01/49 (Call 10/01/48)	111	134,420
5.25%, 01/15/45 (Call 07/15/44)	167	202,417
5.63%, 12/01/40	87	108,425
5.88%, 12/01/36	23	29,027
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	170	171,348
2.80%, 08/15/29 (Call 05/15/29)	86	85,884
3.20%, 03/15/23 (Call 02/15/23)	24	24,413
3.75%, 03/15/28 (Call 12/15/27)(a)	221	237,327
Rohm & Haas Co., 7.85%, 07/15/29	36	47,222
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	45	43,868
3.75%, 03/15/27 (Call 12/15/26)(a)	3	3,158
4.25%, 01/15/48 (Call 07/15/47)(a)	40	42,690
4.55%, 03/01/29 (Call 12/01/28)	52	56,438
5.25%, 06/01/45 (Call 12/01/44)(a)	48	57,696
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	95	90,183
2.95%, 08/15/29 (Call 05/15/29)(a)	78	78,221
3.30%, 05/15/50 (Call 11/15/49)	41	37,667
3.45%, 08/01/25 (Call 05/01/25)	133	136,872
3.45%, 06/01/27 (Call 03/01/27)	13	13,526
3.80%, 08/15/49 (Call 02/15/49)	69	68,740
3.95%, 01/15/26 (Call 10/15/25)	94	99,489
4.00%, 12/15/42 (Call 06/15/42)	65	66,871
4.50%, 06/01/47 (Call 12/01/46)	223	243,920

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.55%, 08/01/45 (Call 02/01/45)	$128	$140,192
Westlake Corp., 4.38%, 11/15/47 (Call 05/15/47)	13	13,750

		16,378,040

Commercial Services — 1.2%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	3,081	2,772,623
1.70%, 05/15/28 (Call 03/15/28)	255	245,828
3.38%, 09/15/25 (Call 06/15/25)	552	576,205
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	60	60,812
5.25%, 10/01/25 (Call 07/01/25)	80	86,289
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	47,515
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	176	173,568
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	95	71,945
3.25%, 01/15/28 (Call 10/15/27)(a)	302	313,240
3.25%, 05/20/50 (Call 11/20/49)	89	81,045
3.75%, 02/25/52 (Call 08/25/51)	40	39,998
4.25%, 02/01/29 (Call 11/01/28)	653	706,840
4.88%, 12/17/48 (Call 06/17/48)	228	268,447
5.25%, 07/15/44	100	120,696
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	215	204,992
2.85%, 10/01/29 (Call 07/01/29)	236	235,209
3.25%, 06/01/50 (Call 12/01/49)(a)	285	267,031
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	20	18,122
2.90%, 10/01/30 (Call 07/01/30)	433	415,208
3.05%, 10/01/41 (Call 04/01/41)	110	95,819
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,110	1,110,866
4.00%, 03/18/29 (Call 12/18/28)	1,737	1,851,156
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	194	145,944
2.50%, 12/01/29 (Call 09/01/29)	131	128,574
3.25%, 12/01/49 (Call 06/01/49)	225	215,714
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	77	74,264
5.50%, 06/15/45 (Call 12/15/44)	167	207,725

		10,535,675

Computers — 1.7%
Apple Inc.
2.65%, 05/11/50 (Call 11/11/49)	189	168,259
2.65%, 02/08/51 (Call 08/08/50)	80	71,167
2.70%, 08/05/51 (Call 02/05/51)	152	135,882
2.80%, 02/08/61 (Call 08/08/60)	97	85,389
2.85%, 08/05/61 (Call 02/05/61)	137	121,674
2.95%, 09/11/49 (Call 03/11/49)	159	149,582
3.45%, 02/09/45	73	74,606
3.75%, 09/12/47 (Call 03/12/47)	59	62,912
3.75%, 11/13/47 (Call 05/13/47)	135	144,368
3.85%, 05/04/43	321	345,325
3.85%, 08/04/46 (Call 02/04/46)	356	385,089
4.25%, 02/09/47 (Call 08/09/46)	117	134,460
4.38%, 05/13/45	403	467,327
4.45%, 05/06/44	143	166,998
4.65%, 02/23/46 (Call 08/23/45)	670	813,507
Dell Inc., 6.50%, 04/15/38	25	28,809

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(c)	$240	$202,908
8.10%, 07/15/36 (Call 01/15/36)	68	94,126
8.35%, 07/15/46 (Call 01/15/46)	109	165,870
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	290	300,826
4.90%, 10/15/25 (Call 07/15/25)(a)	858	921,441
6.20%, 10/15/35 (Call 04/15/35)	473	565,968
6.35%, 10/15/45 (Call 04/15/45)	447	533,517
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	520	488,030
6.00%, 09/15/41	493	591,176
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)	315	282,883
3.00%, 05/15/24	337	344,882
3.30%, 05/15/26	426	443,441
3.30%, 01/27/27	695	724,155
3.38%, 08/01/23	258	264,453
3.45%, 02/19/26(a)	435	453,809
3.50%, 05/15/29	895	937,172
3.63%, 02/12/24	1,367	1,413,984
4.00%, 06/20/42	199	209,515
4.15%, 05/15/39	300	320,919
4.25%, 05/15/49	645	708,707
4.70%, 02/19/46	150	175,301
5.60%, 11/30/39	141	177,990
5.88%, 11/29/32	82	102,790
6.22%, 08/01/27	200	237,502
6.50%, 01/15/28	42	50,850
7.00%, 10/30/25	241	279,794
7.13%, 12/01/96	10	16,441
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	40	36,476
4.38%, 05/15/30 (Call 02/15/30)	1,110	1,179,086

		15,579,366

Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
2.10%, 05/01/23(a)	169	170,151
3.25%, 03/15/24	197	203,099
3.70%, 08/01/47 (Call 02/01/47)	432	474,526
4.00%, 08/15/45	197	222,025
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	90	88,401
2.60%, 04/15/30 (Call 01/15/30)	151	150,026
3.13%, 12/01/49 (Call 06/01/49)(a)	123	120,004
4.15%, 03/15/47 (Call 09/15/46)	108	122,077
4.38%, 06/15/45 (Call 12/15/44)	114	131,232
6.00%, 05/15/37	74	98,972
Procter & Gamble Co. (The)
2.30%, 02/01/32	200	198,538
2.45%, 11/03/26	324	329,874
2.70%, 02/02/26	46	47,387
2.80%, 03/25/27	401	413,271
2.85%, 08/11/27	392	405,861
3.00%, 03/25/30	294	306,416
3.60%, 03/25/50(a)	155	170,644
5.55%, 03/05/37	15	19,951
5.80%, 08/15/34(a)	35	45,948
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	91,783

78	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.00%, 07/28/26	$105	$104,019
2.13%, 09/06/29 (Call 06/06/29)	117	112,570
2.60%, 05/05/24 (Call 03/05/24)	110	111,319
2.90%, 05/05/27 (Call 02/05/27)	92	94,040
3.10%, 07/30/25	185	190,372
3.25%, 03/07/24 (Call 02/07/24)	114	116,734
3.38%, 03/22/25 (Call 01/22/25)	110	113,689
3.50%, 03/22/28 (Call 12/22/27)	46	48,505
5.90%, 11/15/32	97	123,429
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	155	134,566

		4,959,429

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	415	411,638
3.75%, 05/15/46 (Call 11/15/45)	58	60,272
4.20%, 05/15/47 (Call 11/15/46)	73	81,139
4.60%, 06/15/45 (Call 12/15/44)	266	306,847

		859,896

Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	138	138,425
3.30%, 01/30/32 (Call 10/30/31)(a)	700	664,048
3.40%, 10/29/33 (Call 07/29/33)	300	283,092
3.50%, 01/15/25 (Call 11/15/24)	80	81,279
3.65%, 07/21/27 (Call 04/21/27)	435	442,230
3.88%, 01/23/28 (Call 10/23/27)	30	30,492
4.45%, 10/01/25 (Call 08/01/25)	25	26,020
4.45%, 04/03/26 (Call 02/03/26)	150	156,384
4.63%, 10/15/27 (Call 08/15/27)	70	74,394
4.88%, 01/16/24 (Call 12/16/23)	100	104,000
6.50%, 07/15/25 (Call 06/15/25)	90	99,212
Affiliated Managers Group Inc.
3.50%, 08/01/25	116	120,074
4.25%, 02/15/24	14	14,587
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	87	83,092
3.25%, 03/01/25 (Call 01/01/25)	127	128,161
3.25%, 10/01/29 (Call 07/01/29)	175	171,090
3.63%, 04/01/27 (Call 01/01/27)(a)	178	181,528
3.63%, 12/01/27 (Call 09/01/27)	212	215,186
3.75%, 06/01/26 (Call 04/01/26)(a)	132	135,582
4.63%, 10/01/28 (Call 07/01/28)	197	208,353
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	467	480,697
Ally Financial Inc.
4.63%, 03/30/25(a)	99	104,243
5.13%, 09/30/24	384	407,332
5.80%, 05/01/25 (Call 04/01/25)(a)	55	59,541
8.00%, 11/01/31	268	352,900
8.00%, 11/01/31(a)	503	658,387
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	874	884,409
3.00%, 10/30/24 (Call 09/29/24)	753	770,093
3.13%, 05/20/26 (Call 04/20/26)	417	428,342
3.40%, 02/22/24 (Call 01/22/24)	600	616,866
3.63%, 12/05/24 (Call 11/04/24)(a)	260	269,152
3.70%, 08/03/23 (Call 07/03/23)	636	653,077
4.05%, 12/03/42	540	592,990
4.20%, 11/06/25 (Call 10/06/25)	697	741,503

Security	Par (000)	Value

Diversified Financial Services (continued)
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	$74	$75,777
3.00%, 04/02/25 (Call 03/02/25)	128	130,304
3.70%, 10/15/24	150	156,258
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	58	53,052
3.90%, 01/25/28 (Call 10/25/27)	181	190,101
4.00%, 04/01/24 (Call 02/01/24)	344	355,727
4.25%, 06/02/26 (Call 03/02/26)(a)	287	306,183
4.35%, 04/15/30 (Call 01/15/30)	149	160,217
4.70%, 09/20/47 (Call 03/20/47)	268	293,323
4.85%, 03/29/29 (Call 12/29/28)(a)	272	299,720
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	159,120
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	103	108,144
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)(a)	44	45,637
3.20%, 01/25/28 (Call 10/25/27)	117	121,783
3.25%, 05/22/29 (Call 02/22/29)(a)	92	94,713
4.00%, 02/01/29 (Call 11/01/28)	105	113,290
4.63%, 03/22/30 (Call 12/22/29)(a)	50	56,711
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	85	79,869
4.10%, 06/15/51 (Call 12/15/50)(a)	75	71,354
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	128	131,420
3.75%, 06/15/28 (Call 03/15/28)	199	213,079
4.15%, 06/15/48 (Call 12/15/47)(a)	78	89,307
5.30%, 09/15/43 (Call 03/15/43)	115	146,894
Credit Suisse USA Inc., 7.13%, 07/15/32	408	541,355
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	432	452,904
4.50%, 01/30/26 (Call 11/30/25)	345	367,177
Franklin Resources Inc., 2.85%, 03/30/25	124	126,450
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)(a)	182	161,494
3.00%, 06/15/50 (Call 12/15/49)	217	193,455
3.00%, 09/15/60 (Call 03/15/60)	370	317,108
3.10%, 09/15/27 (Call 06/15/27)	121	124,248
3.75%, 12/01/25 (Call 09/01/25)	147	154,275
3.75%, 09/21/28 (Call 06/21/28)	80	84,838
4.25%, 09/21/48 (Call 03/21/48)	225	248,895
Invesco Finance PLC
3.75%, 01/15/26	75	78,584
4.00%, 01/30/24	95	98,040
5.38%, 11/30/43	151	180,148
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	227	242,098
Jefferies Group LLC
6.25%, 01/15/36	122	150,162
6.50%, 01/20/43	65	81,910
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	64	67,258
Legg Mason Inc.
4.75%, 03/15/26	363	394,977
5.63%, 01/15/44	246	306,725
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	97	99,681
2.95%, 03/15/51 (Call 09/15/50)	10	9,496
3.35%, 03/26/30 (Call 12/26/29)	185	194,098
3.65%, 06/01/49 (Call 12/01/48)	170	179,627

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 11/21/46 (Call 05/21/46)	$191	$204,393
3.85%, 03/26/50 (Call 09/26/49)	206	223,702
3.95%, 02/26/48 (Call 08/26/47)	233	254,888
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	261	272,941
4.50%, 06/20/28 (Call 03/20/28)	291	314,263
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	151	136,883
3.85%, 06/30/26 (Call 03/30/26)	179	187,452
Nomura Holdings Inc.
2.33%, 01/22/27	200	193,132
2.61%, 07/14/31	20	18,663
2.65%, 01/16/25	80	80,252
2.68%, 07/16/30	300	284,013
2.71%, 01/22/29	200	192,848
3.00%, 01/22/32	200	192,604
3.10%, 01/16/30	625	614,469
ORIX Corp.
3.25%, 12/04/24	2	2,048
3.70%, 07/18/27	106	111,107
4.05%, 01/16/24	137	141,939
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	90	89,530
4.65%, 04/01/30 (Call 01/01/30)	187	205,707
4.95%, 07/15/46	195	224,386
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	100	92,917
3.70%, 08/04/26 (Call 05/04/26)(a)	300	305,667
3.95%, 12/01/27 (Call 09/01/27)	270	278,518
4.50%, 07/23/25 (Call 04/23/25)	381	399,570
5.15%, 03/19/29 (Call 12/19/28)	332	363,122
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	171	136,220
2.05%, 04/15/30 (Call 01/15/30)	214	206,514
3.65%, 09/15/47 (Call 03/15/47)	168	178,058
4.15%, 12/14/35 (Call 06/14/35)	393	440,773
4.30%, 12/14/45 (Call 06/14/45)	493	570,889
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)(a)	504	510,406
4.25%, 06/09/23 (Call 05/09/23)	147	150,646
6.20%, 11/17/36	178	201,277

		26,463,544

Electric — 7.9%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	195	187,645
4.00%, 10/15/28 (Call 07/15/28)	265	280,450
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	1,569	1,600,098
3.20%, 04/15/25 (Call 03/15/25)	1,966	2,011,080
3.80%, 06/01/29 (Call 03/01/29)	3,650	3,814,323
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	303	337,036
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	504	507,709
3.20%, 09/15/49 (Call 03/15/49)	323	302,150
3.35%, 07/01/23 (Call 04/01/23)	55	55,977
3.50%, 08/15/46 (Call 02/15/46)	161	157,981
3.75%, 08/15/47 (Call 02/15/47)	132	134,649
4.25%, 09/15/48 (Call 03/15/48)	30	32,971
6.35%, 10/01/36	218	293,197

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.00%, 03/01/32 (Call 12/01/31)	$25	$25,356
3.55%, 08/01/42 (Call 02/01/42)(a)	199	199,969
3.95%, 03/01/48 (Call 09/01/47)	178	189,477
4.50%, 04/01/44 (Call 10/01/43)	177	200,212
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	72	73,760
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	87	97,162
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	133	119,269
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	82	79,730
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	125	125,403
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	587	560,837
2.55%, 06/15/26 (Call 03/15/26)	454	458,426
3.00%, 03/01/50 (Call 09/01/49)	110	99,563
3.65%, 06/15/46 (Call 12/15/45)	216	217,277
3.70%, 08/15/28 (Call 05/15/28)	316	333,209
3.70%, 03/01/45 (Call 09/01/44)	169	170,173
3.80%, 10/01/42 (Call 04/01/42)	90	92,412
4.00%, 03/01/48 (Call 09/01/47)	102	109,156
4.00%, 03/01/49 (Call 09/01/48)	272	289,767
4.35%, 11/15/45 (Call 05/15/45)	84	91,740
4.60%, 08/15/43 (Call 02/15/43)	15	17,041
4.70%, 01/15/44 (Call 07/15/43)	58	66,862
5.90%, 03/15/36	318	407,377
6.45%, 01/15/38	159	213,065
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	86	87,580
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	270	274,023
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	286	267,444
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	240	257,095
4.30%, 04/15/44 (Call 10/15/43)	210	231,594
Series A, 3.20%, 03/15/27 (Call 12/15/26)	53	54,630
Series A, 4.15%, 06/01/45 (Call 12/01/44)	279	301,437
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	44	41,504
3.80%, 05/15/28 (Call 02/15/28)(a)	86	91,077
3.85%, 06/15/46 (Call 12/15/45)	235	233,440
3.95%, 03/01/43 (Call 09/01/42)	211	211,019
4.45%, 03/15/44 (Call 09/15/43)	184	198,069
4.50%, 12/01/45 (Call 06/01/45)	168	180,563
4.50%, 05/15/58 (Call 11/15/57)	114	124,197
4.63%, 12/01/54 (Call 06/01/54)	116	128,544
5.70%, 06/15/40	120	146,184
Series 05-A, 5.30%, 03/01/35	75	87,964
Series 06-A, 5.85%, 03/15/36	49	60,052
Series 06-B, 6.20%, 06/15/36	10	12,613
Series 07-A, 6.30%, 08/15/37	53	68,398
Series 08-B, 6.75%, 04/01/38	98	132,291
Series 09-C, 5.50%, 12/01/39	242	289,810
Series 12-A, 4.20%, 03/15/42	134	139,518
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	189	188,654
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	396	406,542
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	266	272,892
Series A, 4.13%, 05/15/49 (Call 11/15/48)	143	147,918
Series B, 3.13%, 11/15/27 (Call 08/15/27)	261	266,504
Series C, 4.00%, 11/15/57 (Call 05/15/57)	105	105,317
Series C, 4.30%, 12/01/56 (Call 06/01/56)	170	179,642
Series D, 4.00%, 12/01/28 (Call 09/01/28)	119	127,617
Series E, 4.65%, 12/01/48 (Call 06/01/48)	73	81,071

80	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	$134	$142,064
Edison International
3.55%, 11/15/24 (Call 10/15/24)	88	90,038
4.13%, 03/15/28 (Call 12/15/27)(a)	256	263,539
4.95%, 04/15/25 (Call 03/15/25)	210	222,266
5.75%, 06/15/27 (Call 04/15/27)(a)	200	222,044
El Paso Electric Co., 6.00%, 05/15/35	55	68,600
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	363	373,977
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	242	234,539
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	85	75,404
4.20%, 09/01/48 (Call 03/01/48)	20	21,498
4.20%, 04/01/50 (Call 10/01/49)	35	37,913
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	250	243,955
3.85%, 06/01/49 (Call 12/01/48)	250	258,788
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	180	170,892
4.50%, 03/30/39 (Call 09/30/38)	10	10,807
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	650	618,787
2.80%, 05/01/23 (Call 02/01/23)	85	85,766
2.90%, 03/01/27 (Call 02/01/27)	200	201,326
3.38%, 03/01/32 (Call 12/01/31)	200	202,588
3.45%, 01/15/50 (Call 07/15/49)	603	565,795
Series H, 3.15%, 01/15/25 (Call 10/15/24)	835	851,249
Series L, 2.90%, 10/01/24 (Call 08/01/24)	892	905,121
Series M, 3.30%, 01/15/28 (Call 10/15/27)	415	422,686
Series N, 3.80%, 12/01/23 (Call 11/01/23)	442	454,327
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	697	748,320
Series R, 1.65%, 08/15/30 (Call 05/15/30)	1,705	1,513,119
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	566	584,191
3.95%, 06/15/25 (Call 03/15/25)	713	741,720
4.05%, 04/15/30 (Call 01/15/30)	825	874,871
4.45%, 04/15/46 (Call 10/15/45)	531	576,183
4.70%, 04/15/50 (Call 10/15/49)	471	534,062
4.95%, 06/15/35 (Call 12/15/34)(a)	273	305,626
5.10%, 06/15/45 (Call 12/15/44)	195	226,496
5.63%, 06/15/35(a)	255	303,042
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(a)	535	546,294
2.88%, 12/04/51 (Call 06/04/51)	80	72,847
3.13%, 12/01/25 (Call 06/01/25)	727	748,992
3.15%, 10/01/49 (Call 04/01/49)	256	244,567
3.70%, 12/01/47 (Call 06/01/47)	306	316,083
3.80%, 12/15/42 (Call 06/15/42)	77	80,212
3.95%, 03/01/48 (Call 09/01/47)	293	317,108
3.99%, 03/01/49 (Call 09/01/48)	180	195,131
4.05%, 06/01/42 (Call 12/01/41)	106	113,188
4.05%, 10/01/44 (Call 04/01/44)	315	342,244
4.13%, 02/01/42 (Call 08/01/41)	144	155,831
4.13%, 06/01/48 (Call 12/01/47)	301	334,820
4.95%, 06/01/35	291	341,500
5.25%, 02/01/41 (Call 08/01/40)	25	30,501
5.63%, 04/01/34	216	269,330
5.65%, 02/01/37	87	109,643
5.69%, 03/01/40	220	283,789
5.95%, 02/01/38	231	298,420

Security	Par (000)	Value

Electric (continued)
5.96%, 04/01/39	$162	$212,277
Iberdrola International BV
5.81%, 03/15/25(a)	46	50,822
6.75%, 07/15/36	1,001	1,368,687
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	507	520,522
3.35%, 11/15/27 (Call 08/15/27)	315	324,803
3.65%, 06/15/24 (Call 03/15/24)	314	322,126
5.30%, 07/01/43 (Call 01/01/43)	343	416,495
National Grid USA, 5.80%, 04/01/35	280	330,588
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	461	444,169
2.75%, 04/15/32 (Call 01/15/32)	100	98,101
3.70%, 03/15/29 (Call 12/15/28)	175	183,803
3.90%, 11/01/28 (Call 08/01/28)	195	207,907
4.02%, 11/01/32 (Call 05/01/32)	131	141,138
4.30%, 03/15/49 (Call 09/15/48)	131	146,660
4.40%, 11/01/48 (Call 05/01/48)	105	116,559
Series C, 8.00%, 03/01/32	218	306,685
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,741	2,548,911
2.44%, 01/15/32 (Call 10/15/31)	50	46,828
2.75%, 11/01/29 (Call 08/01/29)	2,091	2,050,811
3.00%, 01/15/52 (Call 07/15/51)	55	47,544
3.50%, 04/01/29 (Call 01/01/29)	1,027	1,057,348
3.55%, 05/01/27 (Call 02/01/27)	1,088	1,131,923
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(b)	154	152,603
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(b)	145	153,187
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	295	275,256
3.20%, 05/15/27 (Call 02/15/27)	1,390	1,434,258
3.25%, 05/15/29 (Call 02/15/29)	108	111,097
3.95%, 04/01/30 (Call 01/01/30)	688	740,144
4.40%, 03/01/44 (Call 09/01/43)	401	444,472
5.50%, 03/15/40	200	249,846
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	145	150,652
4.15%, 04/01/48 (Call 10/01/47)	90	94,082
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,395	1,242,694
Series R, 2.90%, 10/01/51 (Call 04/01/51)	160	136,989
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	332	309,401
3.70%, 11/15/28 (Call 08/15/28)	65	69,109
3.75%, 04/01/45 (Call 10/01/44)	305	312,073
3.80%, 09/30/47 (Call 03/30/47)	115	119,149
3.80%, 06/01/49 (Call 12/01/48)	230	240,619
4.10%, 11/15/48 (Call 05/15/48)	80	87,300
4.55%, 12/01/41 (Call 06/01/41)	10	11,283
5.25%, 09/30/40(a)	30	36,534
5.30%, 06/01/42 (Call 12/01/41)	125	154,056
5.75%, 03/15/29 (Call 12/15/28)	42	49,406
7.00%, 05/01/32	20	26,554
7.25%, 01/15/33	72	98,441
7.50%, 09/01/38	95	138,939
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	40	35,638
3.00%, 09/15/49 (Call 03/15/49)	295	271,087
3.15%, 10/15/25 (Call 07/15/25)	263	270,582

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 09/15/47 (Call 03/15/47)	$90	$92,187
3.90%, 03/01/48 (Call 09/01/47)	316	336,117
4.15%, 10/01/44 (Call 04/01/44)(a)	118	127,678
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	154	158,677
4.15%, 03/15/43 (Call 09/15/42)	237	257,233
6.50%, 11/15/37	67	91,195
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	30	27,583
3.95%, 06/01/47 (Call 12/01/46)	35	36,501
4.15%, 06/15/48 (Call 12/15/47)	90	97,922
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	319	326,257
3.60%, 07/01/49 (Call 01/01/49)	432	437,612
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	72	71,834
2.45%, 01/15/30 (Call 10/15/29)	177	173,949
3.00%, 05/15/25 (Call 02/15/25)	31	31,614
3.00%, 05/15/27 (Call 02/15/27)	135	138,497
3.15%, 01/01/50 (Call 07/01/49)	297	280,831
3.20%, 05/15/29 (Call 02/15/29)	110	113,131
3.20%, 08/01/49 (Call 02/01/49)	269	256,898
3.60%, 12/01/47 (Call 06/01/47)	228	230,134
3.65%, 09/01/28 (Call 06/01/28)	177	186,864
3.65%, 09/01/42 (Call 03/01/42)	200	203,162
3.70%, 05/01/28 (Call 02/01/28)(a)	125	132,595
3.80%, 01/01/43 (Call 07/01/42)	20	20,763
3.80%, 03/01/46 (Call 09/01/45)	488	508,154
3.85%, 05/01/49 (Call 11/01/48)	375	395,662
3.95%, 05/01/42 (Call 11/01/41)	71	76,346
4.05%, 05/01/48 (Call 11/01/47)	76	82,144
5.50%, 03/01/40	35	43,462
5.80%, 05/01/37	38	48,408
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	1,232	1,096,000
2.45%, 11/15/31 (Call 08/15/31)	200	189,412
2.88%, 06/15/24 (Call 05/15/24)	343	347,799
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	424	427,858
4.15%, 05/15/48 (Call 11/15/47)	204	218,959
4.50%, 08/15/40	194	217,810
6.00%, 06/01/39	7	8,916
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	94	96,028
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	183	182,583
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	184	194,714
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	328	308,222
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	575	587,460
3.40%, 02/01/28 (Call 11/01/27)	552	568,560
3.80%, 02/01/38 (Call 08/01/37)	391	397,932
4.00%, 02/01/48 (Call 08/01/47)	377	380,597
4.13%, 04/01/52 (Call 01/01/27)(b)	500	468,095
6.00%, 10/15/39	260	330,717
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	175	163,678
2.75%, 02/01/32 (Call 11/01/31)	100	96,401
2.85%, 08/01/29 (Call 05/01/29)	133	131,167
3.45%, 02/01/52 (Call 08/01/51)(a)	50	46,048
3.65%, 02/01/50 (Call 08/01/49)	332	313,760
4.00%, 04/01/47 (Call 10/01/46)	298	293,271

Security	Par (000)	Value

Electric (continued)
4.05%, 03/15/42 (Call 09/15/41)	$125	$123,768
4.50%, 09/01/40 (Call 03/01/40)	63	65,601
4.65%, 10/01/43 (Call 04/01/43)	107	114,349
5.50%, 03/15/40	151	174,194
5.63%, 02/01/36	132	153,406
6.00%, 01/15/34(a)	173	212,155
6.05%, 03/15/39	44	53,339
6.65%, 04/01/29	186	219,724
Series 04-G, 5.75%, 04/01/35	5	5,973
Series 05-E, 5.35%, 07/15/35	91	105,484
Series 06-E, 5.55%, 01/15/37	5	5,838
Series 08-A, 5.95%, 02/01/38	60	72,082
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	88	84,968
Series A, 4.20%, 03/01/29 (Call 12/01/28)	135	143,652
Series B, 3.65%, 03/01/28 (Call 12/01/27)	43	44,729
Series B, 4.88%, 03/01/49 (Call 09/01/48)	69	75,505
Series C, 3.60%, 02/01/45 (Call 08/01/44)	148	137,698
Series C, 4.13%, 03/01/48 (Call 09/01/47)	262	263,438
Series E, 3.70%, 08/01/25 (Call 06/01/25)	166	172,067

		71,067,336

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	221	204,268
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	25	21,822
3.15%, 06/01/25 (Call 03/01/25)	106	109,176
5.25%, 11/15/39	10	12,154

		347,420

Electronics — 1.1%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	688	677,522
3.05%, 09/22/26 (Call 06/22/26)	216	220,784
3.88%, 07/15/23 (Call 04/15/23)	386	395,059
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	549	557,515
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	399	404,299
3.55%, 10/01/27 (Call 07/01/27)	82	84,080
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	149	146,589
4.35%, 06/01/29 (Call 03/01/29)	69	74,921
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	146	154,814
4.88%, 06/15/29 (Call 03/15/29)(a)	273	295,378
4.88%, 05/12/30 (Call 02/12/30)	979	1,057,183
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	65	66,940
4.30%, 06/15/46 (Call 12/15/45)	157	169,657
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	428	432,348
2.50%, 11/01/26 (Call 08/01/26)(a)	704	713,215
2.70%, 08/15/29 (Call 05/15/29)	146	147,161
3.35%, 12/01/23(a)	65	66,777
3.81%, 11/21/47 (Call 05/21/47)	71	78,261
5.38%, 03/01/41(a)	115	149,439
5.70%, 03/15/36	38	49,169
5.70%, 03/15/37	18	23,339
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	21	21,492
3.35%, 03/01/26 (Call 12/01/25)	140	144,248
3.50%, 02/15/28 (Call 11/15/27)	65	67,415

82	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	$286	$286,234
4.55%, 10/30/24 (Call 07/30/24)	387	407,275
4.60%, 04/06/27 (Call 01/06/27)(a)	627	684,540
Legrand France SA, 8.50%, 02/15/25	535	629,545
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	419	429,869
4.75%, 12/01/24 (Call 09/01/24)	601	634,025
4.90%, 06/15/28 (Call 03/15/28)	605	651,543
Tyco Electronics Group SA, 7.13%, 10/01/37	109	155,661
Vontier Corp, 2.95%, 04/01/31 (Call 01/01/31)	75	68,114

		10,144,411

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	10	9,222
5.70%, 05/15/41 (Call 11/15/40)	20	25,179
6.20%, 03/01/40	35	46,307
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	67	65,052
2.95%, 01/15/52 (Call 07/15/51)	50	43,518
3.05%, 04/01/50 (Call 10/01/49)	77	68,239
3.50%, 05/01/29 (Call 02/01/29)	25	25,866
4.25%, 12/01/28 (Call 09/01/28)	100	107,658
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)(a)	70	72,048
3.15%, 11/15/27 (Call 08/15/27)(a)	118	121,421
4.10%, 03/01/45 (Call 09/01/44)	10	10,945
4.15%, 07/15/49 (Call 01/15/49)	121	135,321

		730,776

Food — 2.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	63	78,686
Bestfoods, Series E, 7.25%, 12/15/26(a)	10	12,269
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	215	204,628
3.13%, 04/24/50 (Call 10/24/49)	109	95,538
3.30%, 03/19/25 (Call 12/19/24)	95	97,167
3.95%, 03/15/25 (Call 01/15/25)	348	363,089
4.15%, 03/15/28 (Call 12/15/27)(a)	508	542,458
4.80%, 03/15/48 (Call 09/15/47)	318	361,887
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	189	196,193
4.60%, 11/01/25 (Call 09/01/25)	418	444,932
4.85%, 11/01/28 (Call 08/01/28)(a)	150	164,775
5.30%, 11/01/38 (Call 05/01/38)	281	323,987
5.40%, 11/01/48 (Call 05/01/48)	218	264,033
7.00%, 10/01/28	98	120,346
8.25%, 09/15/30	114	154,885
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	100	94,019
2.88%, 04/15/30 (Call 01/15/30)	640	639,443
3.00%, 02/01/51 (Call 08/01/50)	300	271,671
3.20%, 02/10/27 (Call 11/10/26)	402	413,783
3.65%, 02/15/24 (Call 11/15/23)(a)	265	272,950
3.70%, 10/17/23 (Call 09/17/23)	1,306	1,343,783
4.00%, 04/17/25 (Call 02/17/25)	561	587,103
4.20%, 04/17/28 (Call 01/17/28)(a)	402	433,018
4.70%, 04/17/48 (Call 10/17/47)(a)	95	112,052
5.40%, 06/15/40	72	88,301

Security	Par (000)	Value

Food (continued)
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)(a)	$45	$44,819
3.13%, 11/15/49 (Call 05/15/49)	132	129,290
3.38%, 08/15/46 (Call 02/15/46)	30	30,451
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	35	33,341
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)(a)	898	885,168
3.20%, 10/01/26 (Call 07/01/26)	125	128,371
3.90%, 06/01/50 (Call 12/01/49)	153	155,768
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	176	167,596
3.38%, 12/15/27 (Call 09/15/27)(a)	119	123,395
3.50%, 03/15/25	130	134,514
3.55%, 03/15/50 (Call 09/15/49)	137	130,339
4.25%, 03/15/35	341	368,028
4.38%, 03/15/45	52	56,246
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	327	307,458
2.65%, 12/01/23	2,408	2,442,796
3.25%, 04/01/26	1,361	1,397,189
3.40%, 11/15/27 (Call 08/15/27)	479	496,359
4.30%, 05/15/28 (Call 02/15/28)	164	178,096
4.50%, 04/01/46	413	466,789
Series B, 7.45%, 04/01/31	751	1,002,743
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	163	210,267
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	32	30,286
2.65%, 10/15/26 (Call 07/15/26)	208	209,941
3.50%, 02/01/26 (Call 11/01/25)	189	196,787
3.70%, 08/01/27 (Call 05/01/27)(a)	69	72,698
3.85%, 08/01/23 (Call 05/01/23)	74	75,823
3.88%, 10/15/46 (Call 04/15/46)	152	152,915
3.95%, 01/15/50 (Call 07/15/49)(a)	153	157,347
4.00%, 02/01/24 (Call 11/01/23)	66	68,294
4.45%, 02/01/47 (Call 08/01/46)	198	215,167
4.50%, 01/15/29 (Call 10/15/28)	125	137,405
4.65%, 01/15/48 (Call 07/15/47)(a)	133	148,887
5.00%, 04/15/42 (Call 10/15/41)	69	79,684
5.15%, 08/01/43 (Call 02/01/43)	156	181,286
5.40%, 07/15/40 (Call 01/15/40)	110	131,622
5.40%, 01/15/49 (Call 07/15/48)	80	99,225
6.90%, 04/15/38	191	258,658
7.50%, 04/01/31(a)	171	230,272
McCormick & Co. Inc./MD
2.50%, 04/15/30 (Call 01/15/30)	185	178,292
3.15%, 08/15/24 (Call 06/15/24)	258	264,254
3.40%, 08/15/27 (Call 05/15/27)	192	199,774
4.20%, 08/15/47 (Call 02/15/47)	148	163,512
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	118	99,470
2.75%, 04/13/30 (Call 01/13/30)	125	123,181
3.63%, 02/13/26 (Call 12/13/25)	154	160,376
4.13%, 05/07/28 (Call 02/07/28)	48	51,926
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	54	51,602
3.25%, 07/15/27 (Call 04/15/27)	145	149,443
3.30%, 07/15/26 (Call 04/15/26)	80	82,410
3.30%, 02/15/50 (Call 08/15/49)(a)	220	197,463
3.75%, 10/01/25 (Call 07/01/25)	156	162,714
4.45%, 03/15/48 (Call 09/15/47)(a)	97	103,319

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.50%, 04/01/46 (Call 10/01/45)	$137	$145,587
4.85%, 10/01/45 (Call 04/01/45)	157	172,328
5.38%, 09/21/35(a)	40	47,807
5.95%, 04/01/30 (Call 01/01/30)	129	154,018
6.60%, 04/01/40 (Call 10/01/39)	10	13,375
6.60%, 04/01/50 (Call 10/01/49)	238	329,975
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	206	214,088
4.35%, 03/01/29 (Call 12/01/28)	108	116,966
4.55%, 06/02/47 (Call 12/02/46)	111	123,282
4.88%, 08/15/34 (Call 02/15/34)	68	77,654
5.10%, 09/28/48 (Call 03/28/48)	218	261,375
5.15%, 08/15/44 (Call 02/15/44)	55	65,487

		22,725,994

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	20	20,504
5.50%, 11/02/47 (Call 05/02/47)	5	5,190
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	186	202,416
4.40%, 08/15/47 (Call 02/15/47)	199	218,172
4.80%, 06/15/44 (Call 12/15/43)	233	263,635
5.00%, 09/15/35 (Call 03/15/35)(a)	40	47,104
5.15%, 05/15/46 (Call 11/15/45)	20	23,960
6.00%, 11/15/41 (Call 05/15/41)	224	281,832
7.30%, 11/15/39	112	157,839
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	230	204,286
5.00%, 01/15/30 (Call 10/15/29)	240	246,866
6.00%, 01/15/29 (Call 10/15/28)	250	274,698

		1,946,502

Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	20	19,593
2.85%, 02/15/52 (Call 08/15/51)	45	38,925
3.00%, 06/15/27 (Call 03/15/27)	15	15,417
3.38%, 09/15/49 (Call 03/15/49)	223	211,614
4.13%, 10/15/44 (Call 04/15/44)	217	227,201
4.13%, 03/15/49 (Call 09/15/48)	232	248,966
4.15%, 01/15/43 (Call 07/15/42)	6	6,260
4.30%, 10/01/48 (Call 04/01/48)	45	48,919
5.50%, 06/15/41 (Call 12/15/40)	68	81,977
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	68	71,264
5.20%, 07/15/25 (Call 04/15/25)	227	242,011
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	120	112,145
3.61%, 02/01/24 (Call 11/01/23)	215	220,169
4.50%, 11/01/48 (Call 05/01/48)	125	139,765
4.66%, 02/01/44 (Call 08/01/43)	154	174,895
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50 (Call 12/01/49)	55	50,674
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	190	194,714
3.20%, 06/15/25 (Call 03/15/25)	309	317,402
3.75%, 09/15/42 (Call 03/15/42)	228	229,744
5.13%, 11/15/40	20	23,925
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	354	357,667
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	183	195,380

Security	Par (000)	Value

Gas (continued)
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	$126	$138,381
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	295	311,349
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	110	107,161
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	75	65,680
3.70%, 04/01/28 (Call 01/01/28)(a)	35	36,574
3.80%, 09/29/46 (Call 03/29/46)(a)	299	297,373
4.15%, 06/01/49 (Call 12/01/48)	236	244,298
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	130	132,874
Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	15,639

		4,577,956

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	77	72,575
3.25%, 03/01/27 (Call 12/01/26)(a)	30	31,361
4.10%, 03/01/48 (Call 09/01/47)	65	71,995
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	110	105,898
3.00%, 05/15/32 (Call 02/15/32)(a)	40	40,192
3.40%, 03/01/26 (Call 01/01/26)	47	48,870
4.00%, 03/15/60 (Call 03/15/25)(b)	80	77,670
4.25%, 11/15/28 (Call 08/15/28)	67	73,131
4.85%, 11/15/48 (Call 05/15/48)	45	54,681
5.20%, 09/01/40	93	112,285

		688,658

Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	268	319,295
4.75%, 04/15/43 (Call 10/15/42)(a)	220	260,924
4.90%, 11/30/46 (Call 05/30/46)	526	649,857
5.30%, 05/27/40	123	153,932
6.00%, 04/01/39	98	130,833
6.15%, 11/30/37	198	270,490
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)(a)	110	110,649
3.13%, 12/01/51 (Call 06/01/51)(c)	35	31,511
3.50%, 08/15/46 (Call 02/15/46)	143	138,152
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	51	56,433
4.70%, 03/01/49 (Call 09/01/48)	317	361,260
6.75%, 11/15/35	55	73,011
7.38%, 01/15/40	123	182,057
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	80	68,147
2.80%, 12/10/51 (Call 06/10/51)	140	123,899
4.38%, 09/15/45 (Call 03/15/45)	121	135,532
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	415	417,561
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	140	137,479
3.25%, 11/15/39 (Call 05/15/39)	158	154,755
3.40%, 11/15/49 (Call 05/15/49)	332	324,802
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	803	869,922
Koninklijke Philips NV
5.00%, 03/15/42	146	171,614
6.88%, 03/11/38	236	322,539
Medtronic Inc.
4.38%, 03/15/35	270	309,342
4.63%, 03/15/45	455	535,949

84	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
PerkinElmer Inc.
3.30%, 09/15/29 (Call 06/15/29)	$381	$383,526
3.63%, 03/15/51 (Call 09/15/50)(a)	50	48,072
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	55	49,770
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	640	607,942
3.75%, 03/15/51 (Call 09/15/50)	350	335,685
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	71	62,579
4.10%, 04/01/43 (Call 10/01/42)	35	37,567
4.38%, 05/15/44 (Call 11/15/43)	140	155,856
4.63%, 03/15/46 (Call 09/15/45)	141	161,305
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	85	84,004
4.10%, 08/15/47 (Call 02/15/47)	157	174,325
5.30%, 02/01/44 (Call 08/01/43)	291	367,792
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	120	128,893

		8,907,261

Health Care - Services — 1.8%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	332	334,789
4.13%, 11/15/42 (Call 05/15/42)	109	111,760
4.50%, 05/15/42 (Call 11/15/41)	97	104,104
4.75%, 03/15/44 (Call 09/15/43)	267	297,518
6.63%, 06/15/36	111	147,818
6.75%, 12/15/37(a)	170	230,387
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	208	207,703
3.13%, 05/15/50 (Call 11/15/49)	105	95,497
3.60%, 03/15/51 (Call 09/15/50)	65	63,976
3.65%, 12/01/27 (Call 09/01/27)	237	248,627
3.70%, 09/15/49 (Call 03/15/49)	163	162,156
4.10%, 03/01/28 (Call 12/01/27)	209	223,599
4.38%, 12/01/47 (Call 06/01/47)	141	155,029
4.55%, 03/01/48 (Call 09/01/47)	147	165,772
4.63%, 05/15/42	168	188,483
4.65%, 01/15/43	171	192,118
4.65%, 08/15/44 (Call 02/15/44)	328	368,744
5.10%, 01/15/44	209	248,461
5.85%, 01/15/36	24	30,133
6.38%, 06/15/37	33	43,574
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	152	135,055
4.13%, 06/15/29 (Call 03/15/29)	404	424,030
4.50%, 02/15/27 (Call 08/15/26)	462	489,258
5.00%, 03/15/24(a)	435	457,194
5.13%, 06/15/39 (Call 12/15/38)	252	281,207
5.25%, 04/15/25	250	268,462
5.25%, 06/15/26 (Call 12/15/25)	430	465,905
5.25%, 06/15/49 (Call 12/15/48)	359	408,510
5.50%, 06/15/47 (Call 12/15/46)	462	540,702
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	32	32,175
3.85%, 10/01/24 (Call 07/01/24)	234	242,688
3.95%, 03/15/27 (Call 12/15/26)	317	335,180
3.95%, 08/15/49 (Call 02/15/49)	71	72,803
4.50%, 04/01/25 (Call 03/01/25)	211	224,114
4.63%, 12/01/42 (Call 06/01/42)(a)	204	228,021
4.80%, 03/15/47 (Call 09/15/46)	62	71,325

Security	Par (000)	Value

Health Care - Services (continued)
4.88%, 04/01/30 (Call 01/01/30)	$47	$52,837
4.95%, 10/01/44 (Call 04/01/44)	71	82,735
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	312	299,105
2.95%, 12/01/29 (Call 09/01/29)	191	189,430
3.60%, 02/01/25 (Call 11/01/24)	350	359,947
3.60%, 09/01/27 (Call 06/01/27)	103	107,683
4.70%, 02/01/45 (Call 08/01/44)	271	298,959
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	75	79,630
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	494	479,264
2.95%, 06/30/30 (Call 03/30/30)	412	406,698
3.45%, 06/01/26 (Call 03/01/26)(a)	619	640,869
3.50%, 03/30/25 (Call 12/30/24)	282	290,660
4.20%, 06/30/29 (Call 03/30/29)	268	288,623
4.25%, 04/01/24 (Call 01/01/24)	162	168,475
4.70%, 03/30/45 (Call 09/30/44)	331	376,397
UnitedHealth Group Inc.
2.88%, 08/15/29	536	543,311
2.90%, 05/15/50 (Call 11/15/49)	268	243,993
3.13%, 05/15/60 (Call 11/15/59)	95	86,400
3.25%, 05/15/51 (Call 11/15/50)	60	58,190
3.50%, 08/15/39 (Call 02/15/39)	79	80,588
3.70%, 08/15/49 (Call 02/15/49)	179	185,276
3.75%, 10/15/47 (Call 04/15/47)	65	67,367
3.85%, 06/15/28	140	150,133
3.88%, 12/15/28	116	124,980
3.88%, 08/15/59 (Call 02/15/59)	166	175,253
3.95%, 10/15/42 (Call 04/15/42)	38	40,378
4.20%, 01/15/47 (Call 07/15/46)	141	155,565
4.25%, 03/15/43 (Call 09/15/42)	107	117,964
4.25%, 04/15/47 (Call 10/15/46)	179	198,788
4.25%, 06/15/48 (Call 12/15/47)	220	245,560
4.38%, 03/15/42 (Call 09/15/41)	45	50,207
4.45%, 12/15/48 (Call 06/15/48)	222	255,826
4.63%, 07/15/35	173	200,014
4.63%, 11/15/41 (Call 05/15/41)	80	92,547
4.75%, 07/15/45	170	200,263
5.70%, 10/15/40 (Call 04/15/40)	28	35,774
5.80%, 03/15/36(a)	117	149,986
5.95%, 02/15/41 (Call 08/15/40)	55	73,078
6.50%, 06/15/37	101	138,772
6.63%, 11/15/37	167	231,883
6.88%, 02/15/38	138	196,974

		16,517,259

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	105	85,629
6.00%, 01/15/43 (Call 10/15/42)	90	97,263
PulteGroup Inc.
6.00%, 02/15/35	67	80,517
6.38%, 05/15/33	190	234,359
7.88%, 06/15/32(a)	97	131,100

		628,868

Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	79	81,734
3.50%, 11/15/51 (Call 05/15/51)	50	46,492

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
3.80%, 11/15/24 (Call 08/15/24)	$34	$34,997
4.40%, 03/15/29 (Call 12/15/28)	143	154,454
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	167	179,042
4.60%, 05/15/50 (Call 11/15/49)	135	147,239
4.75%, 02/26/29 (Call 11/26/28)(a)	60	66,316

		710,274

Household Products & Wares — 0.6%
Avery Dennison Corp.
2.65%, 04/30/30 (Call 02/01/30)	66	63,563
4.88%, 12/06/28 (Call 09/06/28)(a)	40	44,570
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	10	9,591
3.15%, 08/01/27 (Call 05/01/27)	238	244,747
3.95%, 08/01/47 (Call 02/01/47)(a)	65	70,119
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	308	283,751
3.10%, 10/01/27 (Call 07/01/27)	501	516,526
3.50%, 12/15/24 (Call 09/15/24)	757	785,327
3.90%, 05/15/28 (Call 02/15/28)(a)	152	162,380
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)(a)	75	70,758
2.40%, 06/01/23	261	263,921
2.75%, 02/15/26	113	115,636
2.88%, 02/07/50 (Call 08/07/49)(a)	259	242,439
3.05%, 08/15/25	370	381,622
3.10%, 03/26/30 (Call 12/26/29)	448	463,026
3.20%, 04/25/29 (Call 01/25/29)(a)	604	626,432
3.20%, 07/30/46 (Call 01/30/46)	246	240,182
3.90%, 05/04/47 (Call 11/04/46)	170	184,168
3.95%, 11/01/28 (Call 08/01/28)	146	158,565
5.30%, 03/01/41	93	116,109
6.63%, 08/01/37	139	196,688

		5,240,120

Insurance — 3.0%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(b)	260	277,446
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	31	32,966
4.00%, 10/15/46 (Call 04/15/46)	10	10,615
4.75%, 01/15/49 (Call 07/15/48)	37	44,277
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	7	7,737
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	49	51,077
3.85%, 08/10/49 (Call 02/10/49)	99	103,897
4.20%, 12/15/46 (Call 06/15/46)	148	162,517
4.50%, 06/15/43	91	102,709
5.35%, 06/01/33	38	45,768
5.55%, 05/09/35	56	68,625
5.95%, 04/01/36	60	77,062
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(b)	146	182,469
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(b)	262	263,541
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	57	61,188
5.25%, 04/02/30 (Call 01/02/30)	86	97,104
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	218	228,122

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/01/26 (Call 01/01/26)	$322	$338,496
4.20%, 04/01/28 (Call 01/01/28)	165	178,517
4.25%, 03/15/29 (Call 12/15/28)	215	232,037
4.38%, 06/30/50 (Call 12/30/49)	70	77,874
4.38%, 01/15/55 (Call 07/15/54)	202	219,875
4.50%, 07/16/44 (Call 01/16/44)	193	214,018
4.70%, 07/10/35 (Call 01/10/35)	189	213,315
4.75%, 04/01/48 (Call 10/01/47)	191	221,409
4.80%, 07/10/45 (Call 01/10/45)	164	188,969
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	61	62,650
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	45	47,161
4.50%, 12/15/28 (Call 09/15/28)	17	18,529
6.25%, 09/30/40	113	149,753
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	34	37,355
4.75%, 05/15/45 (Call 11/15/44)	148	164,606
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	26	27,678
5.03%, 12/15/46 (Call 06/15/46)	85	98,969
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	77	73,769
7.35%, 05/01/34	99	135,711
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	97	115,032
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	100	85,166
3.50%, 05/20/51 (Call 11/20/50)	60	56,178
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	174	177,548
4.90%, 03/27/28 (Call 12/27/27)	83	90,976
Athene Holding Ltd.
3.95%, 05/25/51 (Call 11/25/50)	35	33,461
4.13%, 01/12/28 (Call 10/12/27)	89	93,449
6.15%, 04/03/30 (Call 01/03/30)	65	75,841
AXA SA, 8.60%, 12/15/30	1,130	1,524,743
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	15	15,699
4.90%, 01/15/40 (Call 01/15/30)(b)	70	70,064
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	142	149,117
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)(a)	105	99,565
4.20%, 08/15/48 (Call 02/15/48)	301	332,370
4.25%, 01/15/49 (Call 07/15/48)	326	362,929
4.30%, 05/15/43	161	178,448
4.40%, 05/15/42	208	232,159
5.75%, 01/15/40	92	120,348
Berkshire Hathaway Inc., 4.50%, 02/11/43	269	308,029
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	103	102,954
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	10,776
Chubb INA Holdings Inc., 4.35%, 11/03/45 (Call 05/03/45)	100	113,228
Cincinnati Financial Corp., 6.92%, 05/15/28	45	55,786
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	92	99,479
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	77	82,401
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	237	253,732
5.00%, 04/20/48 (Call 10/20/47)	165	184,323
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	25	21,862

86	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.50%, 10/15/50 (Call 04/15/50)	$35	$32,847
4.87%, 06/01/44(a)	50	57,730
First American Financial Corp., 4.60%, 11/15/24	10	10,550
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	127	135,919
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)(a)	22	21,808
3.60%, 08/19/49 (Call 02/19/49)	58	56,578
4.30%, 04/15/43	97	102,115
4.40%, 03/15/48 (Call 09/15/47)	53	58,939
5.95%, 10/15/36	60	75,733
6.10%, 10/01/41	108	142,570
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	66	65,630
3.35%, 03/09/25	38	39,185
3.40%, 01/15/31 (Call 10/15/30)(a)	40	40,684
3.63%, 12/12/26 (Call 09/15/26)	61	64,039
3.80%, 03/01/28 (Call 12/01/27)	66	69,471
4.35%, 03/01/48 (Call 09/01/47)	121	131,630
4.38%, 06/15/50 (Call 12/15/49)	78	85,516
6.30%, 10/09/37	55	71,935
7.00%, 06/15/40	116	161,776
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	123	129,654
4.13%, 05/15/43 (Call 11/15/42)	147	155,233
6.00%, 02/01/35	5	6,305
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(b)	253	260,719
4.15%, 03/04/26	540	572,945
5.38%, 03/04/46	257	327,341
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	45	46,219
3.50%, 11/01/27 (Call 08/01/27)	85	88,437
4.15%, 09/17/50 (Call 03/17/50)	97	101,486
4.30%, 11/01/47 (Call 05/01/47)	30	32,073
5.00%, 04/05/46	75	87,361
5.00%, 05/20/49 (Call 11/20/48)	30	34,943
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	247	231,876
2.90%, 12/15/51 (Call 06/15/51)(a)	30	26,381
3.50%, 06/03/24 (Call 03/03/24)	167	172,088
3.50%, 03/10/25 (Call 12/10/24)	272	281,762
3.75%, 03/14/26 (Call 12/14/25)	353	372,609
3.88%, 03/15/24 (Call 02/15/24)	114	118,113
4.20%, 03/01/48 (Call 09/01/47)	89	95,797
4.35%, 01/30/47 (Call 07/30/46)	216	240,700
4.38%, 03/15/29 (Call 12/15/28)	391	426,530
4.75%, 03/15/39 (Call 09/15/38)	97	111,891
4.90%, 03/15/49 (Call 09/15/48)	343	411,120
5.88%, 08/01/33	152	189,045
MetLife Inc.
4.05%, 03/01/45	146	158,811
4.13%, 08/13/42	156	167,435
4.55%, 03/23/30 (Call 12/23/29)(a)	114	127,971
4.60%, 05/13/46 (Call 11/13/45)	92	108,353
4.72%, 12/15/44	225	261,558
4.88%, 11/13/43	220	262,326
5.70%, 06/15/35	87	109,179
5.88%, 02/06/41	150	195,337
6.38%, 06/15/34(a)	25	32,802

Security	Par (000)	Value

Insurance (continued)
6.40%, 12/15/66 (Call 12/15/31)	$290	$327,700
6.50%, 12/15/32	85	111,573
10.75%, 08/01/69 (Call 08/01/34)	40	62,222
Munich Re America Corp., Series B, 7.45%, 12/15/26	41	50,183
Nationwide Financial Services Inc., 6.75%, 05/15/87	28	31,970
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	61	64,491
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	57	58,306
3.40%, 05/15/25 (Call 02/15/25)	49	50,272
3.70%, 05/15/29 (Call 02/15/29)	15	15,998
4.30%, 11/15/46 (Call 05/15/46)	132	147,191
4.35%, 05/15/43	193	212,966
4.63%, 09/15/42	100	114,282
6.05%, 10/15/36	88	116,092
Progressive Corp. (The)
2.45%, 01/15/27(a)	49	49,541
3.20%, 03/26/30 (Call 12/26/29)	20	20,646
3.70%, 01/26/45	70	71,760
3.95%, 03/26/50 (Call 09/26/49)	76	81,264
4.00%, 03/01/29 (Call 12/01/28)	49	52,906
4.13%, 04/15/47 (Call 10/15/46)	152	166,107
4.20%, 03/15/48 (Call 09/15/47)	72	79,306
4.35%, 04/25/44	82	91,951
6.25%, 12/01/32	2	2,597
6.63%, 03/01/29	70	86,731
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	140	137,012
2.10%, 03/10/30 (Call 12/10/29)(a)	57	54,496
3.00%, 03/10/40 (Call 09/10/39)	42	39,426
3.70%, 03/13/51 (Call 09/13/50)	266	269,237
3.88%, 03/27/28 (Call 12/27/27)	45	48,088
3.91%, 12/07/47 (Call 06/07/47)	215	224,092
3.94%, 12/07/49 (Call 06/07/49)	295	309,912
4.35%, 02/25/50 (Call 08/25/49)	176	198,315
4.42%, 03/27/48 (Call 09/27/47)	80	89,655
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	217	209,655
4.60%, 05/15/44(a)	146	166,062
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(b)	171	172,631
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(b)	158	160,855
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	214	220,277
5.70%, 12/14/36	58	73,694
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(b)	263	274,777
5.75%, 07/15/33(a)	111	136,002
6.63%, 12/01/37	33	44,782
6.63%, 06/21/40	101	137,862
Prudential PLC, 3.13%, 04/14/30	29	29,516
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	181	189,433
3.95%, 09/15/26 (Call 06/15/26)	35	36,948
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	15	15,596
Swiss Re America Holding Corp., 7.00%, 02/15/26(a)	84	98,321
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	129	110,358
3.75%, 05/15/46 (Call 11/15/45)	157	162,713

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$228	$245,364
4.05%, 03/07/48 (Call 09/07/47)	77	83,697
4.10%, 03/04/49 (Call 09/04/48)	62	68,302
4.30%, 08/25/45 (Call 02/25/45)	119	134,158
4.60%, 08/01/43	185	214,532
5.35%, 11/01/40	170	213,783
6.25%, 06/15/37	198	265,566
6.75%, 06/20/36	179	247,505
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	65,591
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	65	69,137
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	15	15,815
4.50%, 12/15/49 (Call 06/15/49)	60	57,918
Voya Financial Inc.
3.65%, 06/15/26	65	68,204
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(b)	170	161,799
4.80%, 06/15/46	198	229,260
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(b)	30	30,284
5.70%, 07/15/43	203	255,309
W R Berkley Corp.
4.00%, 05/12/50 (Call 11/12/49)	50	50,906
4.75%, 08/01/44(a)	69	78,376
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	49	47,962
3.88%, 09/15/49 (Call 03/15/49)	89	87,089
4.50%, 09/15/28 (Call 06/15/28)	48	51,291
5.05%, 09/15/48 (Call 03/15/48)(a)	152	173,903
XLIT Ltd.
4.45%, 03/31/25	540	569,943
5.25%, 12/15/43	150	192,252
5.50%, 03/31/45	295	366,653

		26,652,898

Internet — 0.7%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	200	162,266
3.25%, 02/09/61 (Call 08/09/60)	250	194,800
4.00%, 12/06/37 (Call 06/06/37)	45	43,983
4.20%, 12/06/47 (Call 06/06/47)	132	128,469
4.40%, 12/06/57 (Call 06/06/57)	208	204,524
4.50%, 11/28/34 (Call 05/28/34)	85	89,230
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	187	150,875
2.25%, 08/15/60 (Call 02/15/60)	257	205,777
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	191	165,100
2.70%, 06/03/60 (Call 12/03/59)	395	337,630
3.10%, 05/12/51 (Call 11/12/50)	670	647,421
3.15%, 08/22/27 (Call 05/22/27)	333	348,245
3.25%, 05/12/61 (Call 11/12/60)	192	182,886
3.88%, 08/22/37 (Call 02/22/37)	93	102,121
4.05%, 08/22/47 (Call 02/22/47)	336	377,741
4.25%, 08/22/57 (Call 02/22/57)	308	356,288
4.80%, 12/05/34 (Call 06/05/34)	120	144,479
4.95%, 12/05/44 (Call 06/05/44)	260	323,240
5.20%, 12/03/25 (Call 09/03/25)	117	128,975
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	70	73,604
3.60%, 06/01/26 (Call 03/01/26)	55	57,527

Security	Par (000)	Value

Internet (continued)
4.63%, 04/13/30 (Call 01/13/30)	$192	$214,906
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	256	252,997
2.70%, 03/11/30 (Call 12/11/29)	220	212,976
3.45%, 08/01/24 (Call 05/01/24)	76	78,083
3.60%, 06/05/27 (Call 03/05/27)	293	307,073
3.65%, 05/10/51 (Call 11/10/50)	110	104,196
4.00%, 07/15/42 (Call 01/15/42)	286	288,211
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)	110	108,639
3.80%, 02/15/28 (Call 11/15/27)	230	236,555
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	5	4,606

		6,233,423

Iron & Steel — 0.1%
ArcelorMittal SA, 7.00%, 10/15/39	80	98,487
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	75	79,703
4.40%, 05/01/48 (Call 11/01/47)	20	22,787
6.40%, 12/01/37	30	40,690
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	110	111,661
3.25%, 10/15/50 (Call 04/15/50)(a)	114	101,243
3.45%, 04/15/30 (Call 01/15/30)	26	26,443

		481,014

Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	52	52,901
4.63%, 07/28/45 (Call 01/28/45)	287	281,455

		334,356

Lodging — 1.0%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	40	40,867
3.70%, 01/15/31 (Call 10/15/30)	40	40,495
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)(a)	76	86,689
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	40	38,574
3.20%, 08/08/24 (Call 07/08/24)	121	119,452
3.50%, 08/18/26 (Call 06/18/26)	155	150,689
3.90%, 08/08/29 (Call 05/08/29)	220	210,553
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	51,708
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	60	64,401
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	45	49,077
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	167	180,473
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	261	260,267
Series R, 3.13%, 06/15/26 (Call 03/15/26)	121	123,167
Series X, 4.00%, 04/15/28 (Call 01/15/28)	170	176,882
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)(a)	250	230,515
5.13%, 08/08/25 (Call 06/08/25)	440	443,071
5.40%, 08/08/28 (Call 05/08/28)(a)	6,885	6,814,911

		9,081,791

Machinery — 1.4%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	120	127,561
4.38%, 08/05/42	60	68,629
Caterpillar Financial Services Corp.
1.70%, 01/08/27	100	97,658
2.15%, 11/08/24	186	186,902

88	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.40%, 08/09/26	$15	$15,129
2.85%, 05/17/24	130	132,695
3.25%, 12/01/24	169	174,611
3.30%, 06/09/24	99	102,100
3.65%, 12/07/23(a)	218	225,643
3.75%, 11/24/23(a)	241	249,970
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	174	174,226
2.60%, 04/09/30 (Call 01/09/30)	389	388,770
3.25%, 09/19/49 (Call 03/19/49)(a)	110	108,409
3.25%, 04/09/50 (Call 10/09/49)	110	108,078
3.40%, 05/15/24 (Call 02/15/24)	317	327,410
3.80%, 08/15/42	109	116,117
4.30%, 05/15/44 (Call 11/15/43)	36	41,095
4.75%, 05/15/64 (Call 11/15/63)	97	122,925
5.20%, 05/27/41	51	64,136
5.30%, 09/15/35	104	129,835
6.05%, 08/15/36	75	99,168
CNH Industrial Capital LLC, 4.20%, 01/15/24	257	265,699
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	558	584,232
4.50%, 08/15/23	1,049	1,083,586
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	79	80,501
2.88%, 09/07/49 (Call 03/07/49)	33	30,449
3.10%, 04/15/30 (Call 01/15/30)	131	135,543
3.75%, 04/15/50 (Call 10/15/49)	68	72,996
3.90%, 06/09/42 (Call 12/09/41)	186	202,232
5.38%, 10/16/29(a)	10	11,894
7.13%, 03/03/31	20	26,712
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	15	15,173
3.15%, 11/15/25 (Call 08/15/25)	10	10,309
5.38%, 10/15/35	25	29,577
5.38%, 03/01/41 (Call 12/01/40)	65	78,402
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	295	272,674
3.50%, 10/01/30 (Call 07/01/30)	130	128,803
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	20	19,057
John Deere Capital Corp.
1.70%, 01/11/27	100	97,764
1.75%, 03/09/27	119	116,387
2.05%, 01/09/25	17	17,039
2.25%, 09/14/26	57	57,302
2.45%, 01/09/30	10	9,883
2.65%, 06/24/24	90	91,484
2.65%, 06/10/26	90	91,761
2.80%, 09/08/27	55	56,384
2.80%, 07/18/29	75	76,123
3.05%, 01/06/28	70	72,519
3.35%, 06/12/24	89	91,723
3.40%, 09/11/25	85	88,491
3.45%, 03/13/25	76	79,151
3.45%, 03/07/29	70	73,994
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	130	139,464
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	560	548,733
4.60%, 05/15/28 (Call 02/15/28)	195	209,670
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	59	54,816

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	$10	$10,234
3.50%, 03/01/29 (Call 12/01/28)	140	148,084
4.20%, 03/01/49 (Call 09/01/48)(a)	146	163,507
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	217	220,073
4.95%, 09/15/28 (Call 06/15/28)	163	177,052
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,894	1,811,535
2.25%, 01/30/31 (Call 10/30/30)(a)	475	446,785
3.25%, 11/01/26 (Call 08/01/26)	1,110	1,139,926
4.38%, 11/01/46 (Call 05/01/46)	205	223,805

		12,422,595

Manufacturing — 2.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	1,352	1,348,147
2.25%, 09/19/26 (Call 06/19/26)	746	745,575
2.38%, 08/26/29 (Call 05/26/29)	746	730,162
2.65%, 04/15/25 (Call 03/15/25)	165	167,439
2.88%, 10/15/27 (Call 07/15/27)	920	944,610
3.00%, 08/07/25	1,321	1,359,349
3.05%, 04/15/30 (Call 01/15/30)(a)	585	598,572
3.13%, 09/19/46 (Call 03/19/46)	101	94,879
3.25%, 02/14/24 (Call 01/14/24)	467	480,753
3.25%, 08/26/49 (Call 02/26/49)	236	225,196
3.38%, 03/01/29 (Call 12/01/28)(a)	515	537,542
3.63%, 09/14/28 (Call 06/14/28)	610	648,296
3.63%, 10/15/47 (Call 04/15/47)	266	267,404
3.70%, 04/15/50 (Call 10/15/49)	252	259,210
4.00%, 09/14/48 (Call 03/14/48)(a)	260	278,613
5.70%, 03/15/37	78	99,587
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	158	153,320
3.50%, 12/01/24 (Call 10/01/24)	129	133,052
3.75%, 12/01/27 (Call 09/01/27)	56	58,460
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(a)	66	68,067
3.92%, 09/15/47 (Call 03/15/47)	60	63,189
4.00%, 11/02/32	60	65,231
4.15%, 11/02/42	155	166,405
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	728	820,369
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	10	11,316
6.75%, 03/15/32	195	251,698
6.88%, 01/10/39	5	6,900
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	169	172,787
3.50%, 03/01/24 (Call 12/01/23)	116	119,436
3.90%, 09/01/42 (Call 03/01/42)(a)	89	94,480
4.88%, 09/15/41 (Call 03/15/41)(a)	65	78,314
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	162	167,730
3.25%, 06/14/29 (Call 03/14/29)	116	118,290
4.00%, 06/14/49 (Call 12/14/48)	115	121,358
4.10%, 03/01/47 (Call 09/01/46)	38	40,321
4.20%, 11/21/34 (Call 05/21/34)	171	184,661
4.45%, 11/21/44 (Call 05/21/44)	84	92,147
6.25%, 05/15/38	70	89,595
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	170	183,702

S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	$204	$200,726
3.38%, 03/01/28 (Call 12/01/27)	70	71,474
3.65%, 03/15/27 (Call 12/15/26)	132	136,842
3.88%, 03/01/25 (Call 12/01/24)	93	96,971
3.90%, 09/17/29 (Call 06/17/29)	79	83,223
4.00%, 03/15/26 (Call 12/15/25)	103	108,239
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	583	608,022
4.25%, 06/15/23	6,570	6,770,056
4.30%, 02/21/48 (Call 08/21/47)	176	190,949
5.75%, 06/15/43	151	192,862
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	370	386,243
3.55%, 11/01/24 (Call 08/01/24)	1,439	1,486,214
3.80%, 03/21/29 (Call 12/21/28)	549	576,461
4.50%, 03/21/49 (Call 09/21/48)	155	172,083
4.65%, 11/01/44 (Call 05/01/44)	193	218,325

		23,344,852

Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	131	122,323
3.70%, 04/01/51 (Call 10/01/50)	275	231,102
3.85%, 04/01/61 (Call 10/01/60)	273	225,277
3.90%, 06/01/52 (Call 12/01/51)	77	66,997
3.95%, 06/30/62 (Call 12/30/61)	300	250,626
4.40%, 12/01/61 (Call 06/01/61)	205	183,284
4.80%, 03/01/50 (Call 09/01/49)	254	247,599
5.13%, 07/01/49 (Call 01/01/49)	99	100,437
5.38%, 04/01/38 (Call 10/01/37)	170	179,850
5.38%, 05/01/47 (Call 11/01/46)	654	687,773
5.75%, 04/01/48 (Call 10/01/47)	206	227,150
6.38%, 10/23/35 (Call 04/23/35)	700	837,571
6.48%, 10/23/45 (Call 04/23/45)	530	630,297
6.83%, 10/23/55 (Call 04/23/55)	96	118,813
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	125	100,830
2.65%, 02/01/30 (Call 11/01/29)	44	43,428
2.65%, 08/15/62 (Call 02/15/62)	72	57,019
2.80%, 01/15/51 (Call 07/15/50)	155	132,892
2.89%, 11/01/51 (Call 05/01/51)(c)	1,631	1,414,289
2.94%, 11/01/56 (Call 05/01/56)(c)	872	739,229
2.99%, 11/01/63 (Call 05/01/63)(c)	433	360,897
3.20%, 07/15/36 (Call 01/15/36)	159	156,213
3.25%, 11/01/39 (Call 05/01/39)	121	116,539
3.40%, 04/01/30 (Call 01/01/30)	52	54,068
3.40%, 07/15/46 (Call 01/15/46)	186	178,329
3.45%, 02/01/50 (Call 08/01/49)	201	192,086
3.55%, 05/01/28 (Call 02/01/28)	20	20,959
3.75%, 04/01/40 (Call 10/01/39)	71	73,061
3.90%, 03/01/38 (Call 09/01/37)	88	92,428
3.97%, 11/01/47 (Call 05/01/47)	165	170,516
4.00%, 08/15/47 (Call 02/15/47)	176	183,190
4.00%, 03/01/48 (Call 09/01/47)	34	35,301
4.00%, 11/01/49 (Call 05/01/49)	87	90,279
4.05%, 11/01/52 (Call 05/01/52)	135	142,740
4.15%, 10/15/28 (Call 07/15/28)	15	16,249
4.20%, 08/15/34 (Call 02/15/34)	105	115,029
4.25%, 10/15/30 (Call 07/15/30)	32	35,162

Security	Par (000)	Value

Media (continued)
4.25%, 01/15/33	$77	$84,928
4.40%, 08/15/35 (Call 02/15/35)	88	98,197
4.60%, 10/15/38 (Call 04/15/38)	110	123,527
4.60%, 08/15/45 (Call 02/15/45)	126	140,422
4.65%, 07/15/42	102	115,413
4.70%, 10/15/48 (Call 04/15/48)(a)	496	570,861
4.75%, 03/01/44	120	138,588
4.95%, 10/15/58 (Call 04/15/58)	128	155,401
5.65%, 06/15/35	32	39,763
6.50%, 11/15/35	85	113,908
6.55%, 07/01/39	20	27,771
7.05%, 03/15/33	50	67,308
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	37	37,820
3.95%, 06/15/25 (Call 03/15/25)	69	71,428
3.95%, 03/20/28 (Call 12/20/27)	78	80,517
4.00%, 09/15/55 (Call 03/15/55)	498	452,762
4.13%, 05/15/29 (Call 02/15/29)	109	113,962
4.65%, 05/15/50 (Call 11/15/49)(a)	102	104,281
4.88%, 04/01/43	47	49,066
4.90%, 03/11/26 (Call 12/11/25)	35	37,405
5.00%, 09/20/37 (Call 03/20/37)	149	161,802
5.20%, 09/20/47 (Call 03/20/47)(a)	261	283,378
5.30%, 05/15/49 (Call 11/15/48)	214	236,708
6.35%, 06/01/40	35	42,722
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	107	109,283
4.71%, 01/25/29 (Call 10/25/28)	122	133,328
5.48%, 01/25/39 (Call 07/25/38)	148	172,805
5.58%, 01/25/49 (Call 07/25/48)	224	269,588
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	85	92,374
5.25%, 05/24/49 (Call 11/24/48)	30	34,408
6.63%, 01/15/40	106	133,428
NBCUniversal Media LLC
4.45%, 01/15/43	192	209,459
5.95%, 04/01/41	180	236,462
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	26	26,077
3.38%, 02/15/28 (Call 11/15/27)	85	86,799
3.70%, 06/01/28 (Call 03/01/28)	117	121,061
4.20%, 06/01/29 (Call 03/01/29)(a)	65	68,352
4.38%, 03/15/43	314	313,849
4.60%, 01/15/45 (Call 07/15/44)	73	74,356
4.85%, 07/01/42 (Call 01/01/42)	108	113,941
4.90%, 08/15/44 (Call 02/15/44)	144	152,952
4.95%, 01/15/31 (Call 10/15/30)(a)	74	81,768
4.95%, 05/19/50 (Call 11/19/49)	135	147,662
5.25%, 04/01/44 (Call 10/01/43)	132	145,024
5.50%, 05/15/33	93	108,323
5.85%, 09/01/43 (Call 03/01/43)(a)	221	264,044
5.90%, 10/15/40 (Call 04/15/40)	67	78,432
6.88%, 04/30/36(a)	208	265,593
7.88%, 07/30/30	34	44,358
TCI Communications Inc., 7.13%, 02/15/28	115	142,703
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	162	207,470
5.85%, 04/15/40	36	46,657
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	106	100,246

90	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 09/01/41 (Call 03/01/41)	$181	$192,506
5.88%, 11/15/40 (Call 05/15/40)(a)	145	161,749
6.55%, 05/01/37	296	355,162
6.75%, 06/15/39	256	309,637
7.30%, 07/01/38	163	204,904
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	241	326,774
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	51	50,093
2.95%, 06/15/27(a)	46	47,075
3.00%, 02/13/26	37	38,045
3.00%, 07/30/46	17	15,573
3.15%, 09/17/25	58	59,685
3.70%, 12/01/42	170	173,208
4.13%, 06/01/44	126	135,703
4.38%, 08/16/41	113	124,640
Series B, 7.00%, 03/01/32(a)	33	44,203
Series E, 4.13%, 12/01/41	208	222,350
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)	143	136,379
2.75%, 09/01/49 (Call 03/01/49)	470	410,456
3.35%, 03/24/25	40	41,414
3.38%, 11/15/26 (Call 08/15/26)	97	101,169
3.60%, 01/13/51 (Call 07/13/50)(a)	470	475,786
3.70%, 10/15/25 (Call 07/15/25)	35	36,580
3.70%, 03/23/27	52	55,148
3.80%, 03/22/30	69	74,045
3.80%, 05/13/60 (Call 11/13/59)	172	177,980
4.63%, 03/23/40 (Call 09/23/39)	157	178,909
4.70%, 03/23/50 (Call 09/23/49)	280	332,657
4.75%, 09/15/44 (Call 03/15/44)	220	252,982
4.75%, 11/15/46 (Call 05/15/46)	53	62,448
4.95%, 10/15/45 (Call 04/15/45)	182	216,449
5.40%, 10/01/43(a)	104	129,812
6.15%, 03/01/37	15	19,558
6.20%, 12/15/34	160	206,512
6.40%, 12/15/35(a)	100	133,400
6.55%, 03/15/33	88	115,333
6.65%, 11/15/37(a)	148	200,740

		21,777,636

Metal Fabricate & Hardware — 0.0%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	20	21,198
Precision Castparts Corp., 4.38%, 06/15/45 (Call 12/15/44)	47	53,511
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	5,372
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	95	107,218
5.25%, 10/01/54 (Call 04/01/54)	23	26,820

		214,119

Mining — 0.3%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	288	304,989
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	62	58,012
2.60%, 07/15/32 (Call 04/15/32)	115	109,259
2.80%, 10/01/29 (Call 07/01/29)	36	35,206
4.88%, 03/15/42 (Call 09/15/41)	209	240,264
5.45%, 06/09/44 (Call 12/09/43)	123	150,151
5.88%, 04/01/35	107	130,713
6.25%, 10/01/39(a)	181	234,640
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	102,332

Security	Par (000)	Value

Mining (continued)
6.13%, 12/15/33	$170	$221,877
7.25%, 03/15/31(a)	82	109,009
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40(a)	381	465,068
7.13%, 07/15/28	125	156,430
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	215	235,148
4.75%, 03/22/42 (Call 09/22/41)	72	84,420

		2,637,518

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	25	24,346

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(a)	355	387,014

Oil & Gas — 2.8%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	241	196,374
2.94%, 06/04/51 (Call 12/04/50)	218	183,515
3.00%, 02/24/50 (Call 08/24/49)	372	317,707
3.00%, 03/17/52 (Call 09/17/51)(a)	85	72,321
3.02%, 01/16/27 (Call 10/16/26)	150	152,440
3.12%, 05/04/26 (Call 02/04/26)	163	167,460
3.19%, 04/06/25 (Call 03/06/25)	162	165,971
3.38%, 02/08/61 (Call 08/08/60)	184	162,200
3.41%, 02/11/26 (Call 12/11/25)	110	113,952
3.54%, 04/06/27 (Call 02/06/27)	128	133,115
3.59%, 04/14/27 (Call 01/14/27)	80	83,417
3.63%, 04/06/30 (Call 01/06/30)	233	242,574
3.80%, 09/21/25 (Call 07/21/25)	198	207,599
3.94%, 09/21/28 (Call 06/21/28)	151	160,238
4.23%, 11/06/28 (Call 08/06/28)	180	194,742
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	89	91,597
3.51%, 03/17/25	42	43,536
3.54%, 11/04/24(a)	101	104,535
3.72%, 11/28/28 (Call 08/28/28)	127	133,048
Burlington Resources LLC
5.95%, 10/15/36	167	216,105
7.20%, 08/15/31	165	222,392
7.40%, 12/01/31	339	471,335
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	89	91,968
3.08%, 05/11/50 (Call 11/11/49)	396	381,360
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	182	151,464
5.25%, 11/15/43 (Call 05/15/43)	10	12,678
Conoco Funding Co., 7.25%, 10/15/31	189	255,855
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(c)	53	63,166
4.88%, 10/01/47 (Call 04/01/47)(c)	58	69,682
5.90%, 10/15/32(a)	126	156,827
5.90%, 05/15/38	367	474,957
6.50%, 02/01/39	372	515,465
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	25	25,031
3.35%, 11/15/24 (Call 08/15/24)	83	85,571
3.80%, 03/15/52 (Call 09/15/51)	25	25,378
4.30%, 11/15/44 (Call 05/15/44)	182	199,459

S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
4.95%, 03/15/26 (Call 12/15/25)(a)	$300	$328,707
5.95%, 03/15/46 (Call 09/15/45)	213	289,382
6.95%, 04/15/29	453	579,391
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	80	80,618
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	95	101,898
5.00%, 06/15/45 (Call 12/15/44)(a)	125	139,301
5.60%, 07/15/41 (Call 01/15/41)	277	323,810
7.88%, 09/30/31	10	13,478
7.95%, 04/15/32	17	23,091
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	129	130,360
Eni USA Inc., 7.30%, 11/15/27	85	103,859
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	147	158,047
4.38%, 04/15/30 (Call 01/15/30)	137	151,522
4.95%, 04/15/50 (Call 10/15/49)	188	228,362
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	169	169,845
2.44%, 08/16/29 (Call 05/16/29)(a)	158	155,571
2.61%, 10/15/30 (Call 07/15/30)(a)	181	179,436
3.00%, 08/16/39 (Call 02/16/39)	189	179,975
3.10%, 08/16/49 (Call 02/16/49)	201	188,182
3.29%, 03/19/27 (Call 01/19/27)	80	83,954
3.45%, 04/15/51 (Call 10/15/50)	266	263,686
3.48%, 03/19/30 (Call 12/19/29)	198	209,019
3.57%, 03/06/45 (Call 09/06/44)	188	187,979
4.11%, 03/01/46 (Call 09/01/45)	391	426,120
4.23%, 03/19/40 (Call 09/19/39)	175	192,617
4.33%, 03/19/50 (Call 09/19/49)	333	377,029
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	348	356,373
4.30%, 04/01/27 (Call 01/01/27)	478	505,571
5.60%, 02/15/41	212	244,321
5.80%, 04/01/47 (Call 10/01/46)	269	321,428
6.00%, 01/15/40	310	368,677
7.13%, 03/15/33	185	235,139
7.30%, 08/15/31	192	244,510
7.88%, 10/01/29	248	320,235
HollyFrontier Corp.
4.50%, 10/01/30 (Call 07/01/30)(a)	25	25,217
5.88%, 04/01/26 (Call 01/01/26)	172	186,799
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	69	73,266
5.20%, 06/01/45 (Call 12/01/44)(a)	128	141,600
6.60%, 10/01/37(a)	264	332,410
6.80%, 03/15/32	216	265,719
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	232	238,431
3.80%, 04/01/28 (Call 01/01/28)	90	93,075
4.50%, 04/01/48 (Call 10/01/47)	137	141,665
4.70%, 05/01/25 (Call 04/01/25)	195	207,238
4.75%, 09/15/44 (Call 03/15/44)	218	230,518
5.00%, 09/15/54 (Call 03/15/54)	150	161,281
5.13%, 12/15/26 (Call 09/15/26)	186	204,672
6.50%, 03/01/41 (Call 09/01/40)	241	306,492
Ovintiv Inc.
6.50%, 08/15/34	900	1,098,036
6.50%, 02/01/38(a)	50	59,414
6.63%, 08/15/37	15	18,317

Security	Par (000)	Value

Oil & Gas (continued)
7.20%, 11/01/31	$25	$30,733
7.38%, 11/01/31	5	6,324
8.13%, 09/15/30	115	147,529
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	85	75,955
3.85%, 04/09/25 (Call 03/09/25)(a)	332	345,502
3.90%, 03/15/28 (Call 12/15/27)	319	334,012
4.65%, 11/15/34 (Call 05/15/34)	231	257,784
4.88%, 11/15/44 (Call 05/15/44)	453	515,781
5.88%, 05/01/42	227	287,852
Tosco Corp., 8.13%, 02/15/30	10	13,509
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	555	562,837
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	196	197,627
2.83%, 01/10/30 (Call 10/10/29)	372	373,224
2.99%, 06/29/41 (Call 12/29/40)	167	154,507
3.13%, 05/29/50 (Call 11/29/49)	458	423,242
3.39%, 06/29/60 (Call 12/29/59)	116	107,903
3.46%, 02/19/29 (Call 11/19/28)	167	173,954
3.46%, 07/12/49 (Call 01/12/49)	236	229,305
3.70%, 01/15/24	494	511,152
3.75%, 04/10/24	489	502,800
TotalEnergies Capital SA, 3.88%, 10/11/28	258	275,957
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	56	56,629
3.65%, 12/01/51 (Call 06/01/51)	150	134,826
4.00%, 04/01/29 (Call 01/01/29)	189	197,728
4.35%, 06/01/28 (Call 03/01/28)	128	136,465
4.90%, 03/15/45(a)	178	192,283
6.63%, 06/15/37	281	361,183
7.50%, 04/15/32	270	351,988

		24,949,268

Oil & Gas Services — 0.6%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	326	374,108
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	320	322,915
3.34%, 12/15/27 (Call 09/15/27)	525	541,191
4.08%, 12/15/47 (Call 06/15/47)	774	783,721
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)(a)	164	161,451
3.80%, 11/15/25 (Call 08/15/25)	28	29,331
4.50%, 11/15/41 (Call 05/15/41)	32	33,121
4.75%, 08/01/43 (Call 02/01/43)	193	205,642
4.85%, 11/15/35 (Call 05/15/35)	212	236,157
5.00%, 11/15/45 (Call 05/15/45)	325	362,690
6.70%, 09/15/38	201	258,669
7.45%, 09/15/39	189	260,501
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)(a)	282	282,544
3.95%, 12/01/42 (Call 06/01/42)	372	338,122
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	442	430,283
3.65%, 12/01/23 (Call 09/01/23)	353	362,616

		4,983,062

Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	480	502,445
4.50%, 05/15/28 (Call 02/15/28)	71	78,290

92	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	$204	$197,121
2.69%, 05/25/31 (Call 02/25/31)	185	178,042
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	97	96,996
3.40%, 12/15/27 (Call 09/15/27)	86	89,574
4.05%, 12/15/49 (Call 06/15/49)	157	162,085
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	140	139,863
WestRock MWV LLC
7.95%, 02/15/31(a)	18	24,111
8.20%, 01/15/30	81	106,941
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	42	43,382
3.90%, 06/01/28 (Call 03/01/28)(a)	80	83,472
4.00%, 03/15/28 (Call 12/15/27)(a)	36	38,193
4.20%, 06/01/32 (Call 03/01/32)	38	40,733
4.90%, 03/15/29 (Call 12/15/28)(a)	72	79,924

		1,861,172

Pharmaceuticals — 4.1%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	149	152,886
4.05%, 11/21/39 (Call 05/21/39)	405	425,185
4.25%, 11/14/28 (Call 08/14/28)	199	215,043
4.25%, 11/21/49 (Call 05/21/49)	807	857,680
4.30%, 05/14/36 (Call 11/14/35)	502	546,814
4.40%, 11/06/42	400	432,156
4.45%, 05/14/46 (Call 11/14/45)	527	568,807
4.50%, 05/14/35 (Call 11/14/34)	605	671,145
4.70%, 05/14/45 (Call 11/14/44)	511	567,905
4.85%, 06/15/44 (Call 12/15/43)	123	139,108
4.88%, 11/14/48 (Call 05/14/48)	328	377,479
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	35	35,925
3.45%, 12/15/27 (Call 09/15/27)	298	309,884
4.25%, 03/01/45 (Call 09/01/44)	152	157,349
4.30%, 12/15/47 (Call 06/15/47)(a)	216	226,686
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	276	285,743
3.38%, 11/16/25	825	859,287
3.50%, 08/17/23 (Call 07/17/23)	490	502,877
4.00%, 01/17/29 (Call 10/17/28)	496	536,945
4.00%, 09/18/42	352	382,149
4.38%, 11/16/45	283	323,995
4.38%, 08/17/48 (Call 02/17/48)	236	272,788
6.45%, 09/15/37	395	536,081
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	165	173,120
4.67%, 06/06/47 (Call 12/06/46)	443	496,913
4.69%, 12/15/44 (Call 06/15/44)(a)	399	445,711
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	59	49,998
2.95%, 03/15/32 (Call 12/15/31)	55	55,791
3.25%, 02/27/27	341	356,655
3.25%, 08/01/42	108	104,943
3.55%, 03/15/42 (Call 09/15/41)	40	40,821
3.90%, 03/15/62 (Call 09/15/61)	500	519,265
4.25%, 10/26/49 (Call 04/26/49)	388	435,902
4.35%, 11/15/47 (Call 05/15/47)	281	318,786
4.50%, 03/01/44 (Call 09/01/43)	96	111,212
4.55%, 02/20/48 (Call 08/20/47)	364	423,350

Security	Par (000)	Value

Pharmaceuticals (continued)
4.63%, 05/15/44 (Call 11/15/43)	$40	$47,123
5.00%, 08/15/45 (Call 02/15/45)	97	120,012
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	92	93,688
3.41%, 06/15/27 (Call 03/15/27)	481	498,581
3.50%, 11/15/24 (Call 08/15/24)	116	119,412
3.75%, 09/15/25 (Call 06/15/25)(a)	215	223,819
4.37%, 06/15/47 (Call 12/15/46)	180	184,846
4.50%, 11/15/44 (Call 05/15/44)	212	218,379
4.60%, 03/15/43	180	188,368
4.90%, 09/15/45 (Call 03/15/45)	200	216,696
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	318	302,195
3.20%, 03/15/40 (Call 09/15/39)	70	64,706
3.40%, 03/15/50 (Call 09/15/49)	352	322,010
3.40%, 03/15/51 (Call 09/15/50)	125	113,952
3.88%, 10/15/47 (Call 04/15/47)	125	122,556
4.13%, 11/15/25 (Call 09/15/25)	605	637,319
4.38%, 10/15/28 (Call 07/15/28)	548	593,988
4.80%, 08/15/38 (Call 02/15/38)	417	465,205
4.80%, 07/15/46 (Call 01/16/46)	155	172,799
4.90%, 12/15/48 (Call 06/15/48)	574	651,943
6.13%, 11/15/41	94	121,563
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	143	144,677
3.00%, 08/15/26 (Call 06/15/26)	221	224,834
3.25%, 08/15/29 (Call 05/15/29)	269	273,508
3.63%, 04/01/27 (Call 02/01/27)	261	273,280
3.75%, 04/01/30 (Call 01/01/30)	94	98,629
3.88%, 07/20/25 (Call 04/20/25)	159	166,206
4.13%, 04/01/40 (Call 10/01/39)	288	299,082
4.25%, 04/01/50 (Call 10/01/49)	199	213,400
4.30%, 03/25/28 (Call 12/25/27)	409	442,080
4.78%, 03/25/38 (Call 09/25/37)	466	521,748
4.88%, 07/20/35 (Call 01/20/35)	531	610,416
5.05%, 03/25/48 (Call 09/25/47)	1,038	1,212,363
5.13%, 07/20/45 (Call 01/20/45)	449	520,382
5.30%, 12/05/43 (Call 06/05/43)	198	235,642
6.13%, 09/15/39(a)	99	126,790
6.25%, 06/01/27(a)	31	36,199
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	522	433,427
2.75%, 06/01/25 (Call 03/01/25)	254	259,250
3.10%, 05/15/27 (Call 02/15/27)(a)	151	156,530
3.38%, 03/15/29 (Call 12/15/28)	175	184,662
3.70%, 03/01/45 (Call 09/01/44)(a)	31	33,415
3.95%, 03/15/49 (Call 09/15/48)	25	27,992
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	205	214,463
3.88%, 05/15/28	246	263,749
4.20%, 03/18/43(a)	109	122,367
5.38%, 04/15/34	54	67,625
6.38%, 05/15/38	432	596,972
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	526	537,824
3.38%, 06/01/29 (Call 03/01/29)	128	133,926
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)	86	71,474
2.90%, 01/15/28 (Call 10/15/27)	362	374,268
2.95%, 03/03/27 (Call 12/03/26)	153	158,693

S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$211	$218,917
3.50%, 01/15/48 (Call 07/15/47)	90	93,906
3.55%, 03/01/36 (Call 09/01/35)	102	109,922
3.63%, 03/03/37 (Call 09/03/36)	217	233,939
3.70%, 03/01/46 (Call 09/01/45)	343	368,180
3.75%, 03/03/47 (Call 09/03/46)	292	317,792
4.38%, 12/05/33 (Call 06/05/33)	171	198,776
4.50%, 09/01/40	96	112,286
4.50%, 12/05/43 (Call 06/05/43)	62	73,093
4.85%, 05/15/41(a)	23	28,235
4.95%, 05/15/33	95	116,232
5.85%, 07/15/38	102	136,042
5.95%, 08/15/37(a)	158	214,265
6.95%, 09/01/29(a)	5	6,627
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	90	95,468
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	540	568,636
4.60%, 06/01/44 (Call 12/01/43)	80	94,889
5.90%, 11/01/39	21	27,910
Merck & Co. Inc.
2.75%, 12/10/51 (Call 06/10/51)	125	111,667
2.90%, 12/10/61 (Call 06/10/61)	165	145,608
3.40%, 03/07/29 (Call 12/07/28)	314	330,535
3.60%, 09/15/42 (Call 03/15/42)	198	204,124
3.70%, 02/10/45 (Call 08/10/44)	395	412,396
3.90%, 03/07/39 (Call 09/07/38)	32	34,692
4.00%, 03/07/49 (Call 09/07/48)	292	321,854
4.15%, 05/18/43	77	85,577
6.50%, 12/01/33	172	232,393
6.55%, 09/15/37	68	96,491
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	120	156,868
5.95%, 12/01/28	43	52,057
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	304	329,794
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	65	59,517
4.00%, 11/20/45 (Call 05/20/45)	148	164,178
4.40%, 05/06/44	186	216,312
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	28	31,142
4.13%, 12/15/46	96	108,170
4.20%, 09/15/48 (Call 03/15/48)	86	98,063
7.20%, 03/15/39	62	92,858
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	288	295,563
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	342	306,179
3.38%, 07/09/60 (Call 01/09/60)	222	197,720
4.40%, 11/26/23 (Call 10/26/23)	57	59,171
5.00%, 11/26/28 (Call 08/26/28)	150	169,395
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	149	158,183
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	140	123,932
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	517	527,009
3.00%, 05/15/50 (Call 11/15/49)	30	27,695
3.90%, 08/20/28 (Call 05/20/28)	342	361,925
3.95%, 09/12/47 (Call 03/12/47)	248	266,999
4.45%, 08/20/48 (Call 02/20/48)	208	236,633
4.50%, 11/13/25 (Call 08/13/25)	363	387,506

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 02/01/43 (Call 08/01/42)	$378	$435,732

		37,284,470

Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	38	40,100
4.80%, 05/03/29 (Call 02/03/29)	109	117,380
4.95%, 12/15/24 (Call 09/15/24)	105	110,921
5.95%, 06/01/26 (Call 03/01/26)	122	135,815
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	10	10,210
5.13%, 06/30/27 (Call 01/01/27)	248	270,709
5.88%, 03/31/25 (Call 10/02/24)	135	145,824
7.00%, 06/30/24 (Call 01/01/24)	170	184,059
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	191	230,132
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	54	76,672
Series B, 7.50%, 04/15/38	58	80,717
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	151	151,282
3.13%, 11/15/29 (Call 08/15/29)	205	205,836
3.40%, 08/01/51 (Call 02/01/51)	35	31,926
3.50%, 06/10/24 (Call 03/10/24)	122	125,017
3.70%, 07/15/27 (Call 04/15/27)(a)	167	174,184
4.00%, 10/01/23 (Call 07/01/23)	160	164,427
4.00%, 11/15/49 (Call 05/15/49)(a)	168	168,946
4.25%, 12/01/26 (Call 09/01/26)	206	219,631
4.50%, 06/10/44 (Call 12/10/43)	144	152,556
5.50%, 12/01/46 (Call 06/01/46)	212	260,487
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	1,070	1,103,534
4.40%, 03/15/27 (Call 12/15/26)(a)	79	82,982
4.95%, 05/15/28 (Call 02/15/28)	1,138	1,226,206
5.00%, 05/15/44 (Call 11/15/43)	210	209,070
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	168	165,488
3.13%, 07/31/29 (Call 04/30/29)	134	135,309
3.70%, 01/31/51 (Call 07/31/50)	45	42,062
3.95%, 01/31/60 (Call 07/31/59)	214	200,957
4.15%, 10/16/28 (Call 07/16/28)	430	462,121
4.20%, 01/31/50 (Call 07/31/49)	159	159,690
4.25%, 02/15/48 (Call 08/15/47)	248	251,472
4.45%, 02/15/43 (Call 08/15/42)	120	123,329
4.80%, 02/01/49 (Call 08/01/48)	78	85,171
4.85%, 08/15/42 (Call 02/15/42)	66	71,770
4.85%, 03/15/44 (Call 09/15/43)	132	143,784
4.90%, 05/15/46 (Call 11/15/45)	157	171,943
4.95%, 10/15/54 (Call 04/15/54)	70	77,953
5.10%, 02/15/45 (Call 08/15/44)	367	410,335
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(b)	102	94,655
5.70%, 02/15/42	80	94,876
5.95%, 02/01/41(a)	101	123,319
6.13%, 10/15/39	65	80,432
6.45%, 09/01/40	24	30,749
7.55%, 04/15/38	55	75,233
Series D, 6.88%, 03/01/33	88	113,134
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(b)	105	99,967
Series H, 6.65%, 10/15/34	12	15,138

94	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	$84	$85,971
5.00%, 08/15/42 (Call 02/15/42)	155	163,072
5.00%, 03/01/43 (Call 09/01/42)(a)	163	172,803
5.40%, 09/01/44 (Call 03/01/44)	156	173,991
5.50%, 03/01/44 (Call 09/01/43)	135	151,544
5.63%, 09/01/41	95	107,276
5.80%, 03/15/35	53	62,242
6.38%, 03/01/41	113	136,216
6.50%, 02/01/37	78	96,593
6.50%, 09/01/39	113	136,976
6.55%, 09/15/40	75	91,777
6.95%, 01/15/38	165	210,586
7.30%, 08/15/33	90	115,438
7.40%, 03/15/31(a)	34	43,444
7.50%, 11/15/40	74	98,932
7.75%, 03/15/32	146	193,434
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	120	100,986
3.60%, 02/15/51 (Call 08/15/50)	37	33,175
4.30%, 06/01/25 (Call 03/01/25)	244	255,795
4.30%, 03/01/28 (Call 12/01/27)	309	329,298
5.05%, 02/15/46 (Call 08/15/45)	200	216,592
5.20%, 03/01/48 (Call 09/01/47)	143	159,202
5.30%, 12/01/34 (Call 06/01/34)	271	305,582
5.55%, 06/01/45 (Call 12/01/44)	277	317,464
7.75%, 01/15/32	273	361,487
7.80%, 08/01/31(a)	114	150,646
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	140	132,535
4.20%, 10/03/47 (Call 04/03/47)	195	191,611
4.25%, 09/15/46 (Call 03/15/46)	73	72,345
4.85%, 02/01/49 (Call 08/01/48)	83	88,912
5.15%, 10/15/43 (Call 04/15/43)	96	105,791
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	125	130,454
4.13%, 03/01/27 (Call 12/01/26)	316	333,127
4.25%, 12/01/27 (Call 09/01/27)	88	93,303
4.50%, 04/15/38 (Call 10/15/37)	242	250,332
4.70%, 04/15/48 (Call 10/15/47)	288	298,371
4.80%, 02/15/29 (Call 11/15/28)	182	199,406
4.90%, 04/15/58 (Call 10/15/57)	72	74,231
5.20%, 03/01/47 (Call 09/01/46)	247	272,075
5.50%, 02/15/49 (Call 08/15/48)	309	353,005
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	28	29,537
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	334	329,625
2.75%, 09/01/24 (Call 08/01/24)	272	273,461
3.10%, 03/15/30 (Call 12/15/29)	225	218,120
3.40%, 09/01/29 (Call 06/01/29)	266	263,420
4.00%, 07/13/27 (Call 04/13/27)	274	285,267
4.35%, 03/15/29 (Call 12/15/28)	202	211,621
4.45%, 09/01/49 (Call 03/01/49)	73	71,874
4.50%, 03/15/50 (Call 09/15/49)	92	90,918
4.55%, 07/15/28 (Call 04/15/28)	230	245,444
4.95%, 07/13/47 (Call 01/06/47)	213	223,431
5.20%, 07/15/48 (Call 01/15/48)	65	70,789
6.00%, 06/15/35	118	135,770
6.35%, 01/15/31 (Call 10/15/30)	20	23,735
7.15%, 01/15/51 (Call 07/15/50)	74	98,181

Security	Par (000)	Value

Pipelines (continued)
7.50%, 09/01/23 (Call 06/01/23)	$230	$245,520
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(a)	112	118,745
5.00%, 09/15/23 (Call 06/15/23)	100	103,675
6.13%, 02/01/41 (Call 08/01/40)	206	237,285
6.20%, 09/15/43 (Call 03/15/43)	176	203,349
6.65%, 10/01/36	274	330,348
6.85%, 10/15/37	140	173,088
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	23	23,686
4.68%, 02/15/45 (Call 08/15/44)	33	35,583
4.90%, 10/01/46 (Call 04/01/46)	98	108,818
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	156	154,351
4.70%, 06/15/44 (Call 12/15/43)	149	141,695
4.90%, 02/15/45 (Call 08/15/44)	169	163,820
5.15%, 06/01/42 (Call 12/01/41)	114	114,006
6.65%, 01/15/37	193	227,974
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	296	311,750
4.50%, 05/15/30 (Call 11/15/29)	183	197,027
5.00%, 03/15/27 (Call 09/15/26)	317	344,972
5.63%, 03/01/25 (Call 12/01/24)	414	446,971
5.88%, 06/30/26 (Call 12/31/25)	307	341,313
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	298	306,794
3.50%, 03/15/25 (Call 12/15/24)	90	92,494
4.50%, 03/15/45 (Call 09/15/44)	211	219,514
4.75%, 03/15/24 (Call 12/15/23)	83	86,811
5.95%, 09/25/43 (Call 03/25/43)(a)	156	195,870
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	229	242,919
4.38%, 03/13/25 (Call 12/13/24)(a)	45	47,294
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	212,062
7.00%, 10/15/28	109	132,826
Texas Eastern Transmission LP, 7.00%, 07/15/32	58	75,054
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	93	98,658
4.25%, 05/15/28 (Call 02/15/28)	92	98,188
4.63%, 03/01/34 (Call 12/01/33)	176	192,620
4.75%, 05/15/38 (Call 11/15/37)	86	94,113
4.88%, 05/15/48 (Call 11/15/47)	151	170,968
5.00%, 10/16/43 (Call 04/16/43)	210	237,835
5.10%, 03/15/49 (Call 09/15/48)	103	121,037
5.60%, 03/31/34	125	146,698
5.85%, 03/15/36	111	134,616
6.10%, 06/01/40	111	140,337
6.20%, 10/15/37	118	149,066
7.25%, 08/15/38	228	314,861
7.63%, 01/15/39	171	244,101
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	85	84,652
4.00%, 03/15/28 (Call 12/15/27)	170	179,517
4.45%, 08/01/42 (Call 02/01/42)(a)	65	68,846
4.60%, 03/15/48 (Call 09/15/47)	133	144,876
5.40%, 08/15/41 (Call 02/15/41)	103	120,119
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	268	286,154
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	261	272,090

S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/01/48 (Call 09/01/47)	$148	$160,870
4.90%, 01/15/45 (Call 07/15/44)	212	228,349
5.10%, 09/15/45 (Call 03/15/45)	195	215,725
5.40%, 03/04/44 (Call 09/04/43)	88	98,862
5.75%, 06/24/44 (Call 12/24/43)	80	94,274
5.80%, 11/15/43 (Call 05/15/43)	77	91,108
6.30%, 04/15/40	203	250,695
8.75%, 03/15/32	86	121,021

		28,540,593

Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	294	305,395
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	585	553,784
4.88%, 03/01/26 (Call 12/01/25)	1,057	1,148,061

		2,007,240

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	5	4,946
3.00%, 05/18/51 (Call 11/18/50)	100	87,846
3.38%, 08/15/31 (Call 05/15/31)	24	24,531
3.55%, 03/15/52 (Call 09/15/51)	50	48,140
3.95%, 01/15/27 (Call 10/15/26)	61	64,893
3.95%, 01/15/28 (Call 10/15/27)	33	35,047
4.00%, 02/01/50 (Call 08/01/49)	32	33,187
4.30%, 01/15/26 (Call 10/15/25)	18	19,194
4.70%, 07/01/30 (Call 04/01/30)	107	119,625
4.85%, 04/15/49 (Call 10/15/48)	74	86,287
4.90%, 12/15/30 (Call 09/15/30)	96	110,103
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	5	4,850
3.30%, 07/15/26 (Call 05/15/26)(a)	86	88,487
3.63%, 11/15/27 (Call 08/15/27)	28	29,003
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	65	68,588
4.90%, 02/15/29 (Call 11/15/28)	55	60,492
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	27	24,483
2.40%, 03/15/25 (Call 02/15/25)	261	260,194
2.70%, 04/15/31 (Call 01/15/31)(a)	85	80,111
2.75%, 01/15/27 (Call 11/15/26)	462	461,395
2.90%, 01/15/30 (Call 10/15/29)	281	271,277
2.95%, 01/15/25 (Call 12/15/24)	208	210,278
2.95%, 01/15/51 (Call 07/15/50)	45	36,839
3.00%, 06/15/23	274	278,066
3.10%, 06/15/50 (Call 12/15/49)	313	262,548
3.13%, 01/15/27 (Call 10/15/26)	333	336,533
3.38%, 05/15/24 (Call 04/15/24)	400	408,872
3.38%, 10/15/26 (Call 07/15/26)	329	337,689
3.55%, 07/15/27 (Call 04/15/27)	215	221,155
3.60%, 01/15/28 (Call 10/15/27)	175	179,627
3.70%, 10/15/49 (Call 04/15/49)	267	248,948
3.80%, 08/15/29 (Call 05/15/29)	334	345,222
3.95%, 03/15/29 (Call 12/15/28)	146	151,624
4.00%, 06/01/25 (Call 03/01/25)	180	187,396
4.40%, 02/15/26 (Call 11/15/25)	209	221,716
5.00%, 02/15/24	163	171,709
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	12	11,606

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/28 (Call 10/15/27)	$28	$28,792
3.30%, 06/01/29 (Call 03/01/29)(a)	26	26,948
3.90%, 10/15/46 (Call 04/15/46)	118	126,937
4.15%, 07/01/47 (Call 01/01/47)	25	27,929
4.35%, 04/15/48 (Call 10/18/47)	75	85,950
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	200	182,016
2.75%, 10/01/26 (Call 07/01/26)(a)	105	105,257
2.90%, 03/15/30 (Call 12/15/29)	66	64,351
3.20%, 01/15/25 (Call 10/15/24)(a)	227	232,010
3.25%, 01/30/31 (Call 10/30/30)	82	81,857
3.40%, 06/21/29 (Call 03/21/29)	149	152,285
3.65%, 02/01/26 (Call 11/03/25)	467	483,723
3.80%, 02/01/24 (Call 11/01/23)	118	121,332
4.50%, 12/01/28 (Call 09/01/28)	203	221,457
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	39	40,704
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	115	118,445
3.85%, 02/01/25 (Call 11/01/24)	73	75,848
3.90%, 03/15/27 (Call 12/15/26)	121	126,133
4.13%, 06/15/26 (Call 03/15/26)	109	114,888
4.13%, 05/15/29 (Call 02/15/29)	88	92,888
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	62	61,438
3.15%, 07/01/29 (Call 04/01/29)	37	37,757
3.35%, 11/01/49 (Call 05/01/49)	49	48,253
4.10%, 10/15/28 (Call 07/15/28)	43	46,515
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	95	93,506
3.25%, 01/15/51 (Call 07/15/50)	237	204,834
3.30%, 07/01/30 (Call 04/01/30)	90	89,260
3.65%, 09/01/27 (Call 06/01/27)	82	84,889
3.70%, 06/15/26 (Call 03/15/26)	57	59,149
3.80%, 02/15/28 (Call 11/15/27)	52	54,047
4.00%, 03/01/27 (Call 12/01/26)	83	87,131
4.00%, 11/15/49 (Call 05/15/49)	110	107,773
4.15%, 07/01/50 (Call 01/01/50)	55	54,812
4.30%, 02/15/29 (Call 11/15/28)	74	78,736
4.45%, 02/15/26 (Call 11/15/25)(a)	97	103,081
4.75%, 05/15/47 (Call 11/15/46)(a)	168	184,506
5.20%, 02/15/49 (Call 08/15/48)	147	169,507
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	20	19,840
4.38%, 02/15/29 (Call 11/15/28)	5	5,407
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)(a)	52	52,973
3.45%, 11/15/29 (Call 08/15/29)	86	91,112
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	100	102,933
3.70%, 08/15/27 (Call 05/15/27)	20	20,945
4.45%, 07/15/28 (Call 04/15/28)	129	139,176
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	40	39,979
3.05%, 03/01/50 (Call 09/01/49)	52	45,810
3.25%, 06/30/26 (Call 03/30/26)	68	69,873
3.38%, 12/15/27 (Call 09/15/27)	8	8,280
4.00%, 09/15/28 (Call 06/15/28)	55	58,952
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	112	105,844

96	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.15%, 07/15/30 (Call 04/15/30)	$337	$307,438
2.50%, 05/15/31 (Call 02/15/31)	90	83,238
2.63%, 11/18/24 (Call 10/18/24)	342	344,134
2.90%, 11/18/26 (Call 09/18/26)	243	244,798
2.95%, 09/15/51 (Call 03/15/51)	304	249,611
3.00%, 07/15/50 (Call 01/15/50)	234	195,287
3.20%, 11/18/29 (Call 08/18/29)	454	448,080
3.40%, 02/15/52 (Call 08/15/51)	65	58,512
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	69	67,568
2.85%, 11/01/26 (Call 08/01/26)	120	122,844
3.00%, 07/01/29 (Call 04/01/29)	24	24,277
3.25%, 08/01/27 (Call 05/01/27)	53	54,885
3.50%, 03/01/28 (Call 12/01/27)(a)	37	38,959
4.00%, 08/01/47 (Call 02/01/47)(a)	27	29,455
4.15%, 12/01/28 (Call 09/01/28)	18	19,474
4.50%, 07/01/44 (Call 01/01/44)	134	154,491
4.50%, 06/01/45 (Call 12/01/44)	20	23,124
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	40	38,070
3.00%, 01/15/30 (Call 10/15/29)	10	9,959
3.63%, 05/01/27 (Call 02/01/27)	15	15,740
4.00%, 03/01/29 (Call 12/01/28)	20	21,294
4.50%, 03/15/48 (Call 09/15/47)	78	87,103
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	50	50,750
3.25%, 07/15/27 (Call 04/15/27)	95	98,080
4.50%, 12/01/44 (Call 06/01/44)	91	99,536
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	80	80,654
4.00%, 01/15/31 (Call 10/15/30)	135	136,507
5.30%, 01/15/29 (Call 10/15/28)	199	216,514
5.75%, 06/01/28 (Call 03/03/28)	86	95,118
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	16	15,116
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	35	34,520
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	193	192,523
3.25%, 07/15/26 (Call 05/15/26)	205	212,079
3.40%, 02/01/25 (Call 11/01/24)	9	9,243
3.50%, 07/15/29 (Call 04/15/29)(a)	53	54,853
4.00%, 06/01/25 (Call 03/01/25)	43	44,947
6.75%, 02/01/41 (Call 08/01/40)	311	433,046
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	10	9,868
4.20%, 04/15/29 (Call 01/15/29)	20	21,142
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	106	109,748
Series F, 4.50%, 02/01/26 (Call 11/01/25)	31	32,531
Series H, 3.38%, 12/15/29 (Call 09/15/29)	81	79,839
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	62	61,840
3.95%, 11/01/27 (Call 08/01/27)	20	20,809
4.65%, 04/01/29 (Call 01/01/29)	30	32,556
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	20	18,370
3.05%, 02/15/30 (Call 11/15/29)	15	14,745
3.45%, 12/15/24 (Call 09/15/24)	41	42,025
4.38%, 10/01/25 (Call 07/01/25)	10	10,542
4.75%, 12/15/28 (Call 09/15/28)	135	146,942

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	$41	$41,206
3.30%, 02/01/25 (Call 12/01/24)	44	45,129
3.70%, 10/01/49 (Call 04/01/49)	98	95,059
3.80%, 04/01/27 (Call 01/01/27)(a)	5	5,252
4.13%, 12/01/46 (Call 06/01/46)	115	118,869
4.25%, 04/01/45 (Call 10/01/44)	120	125,918
4.45%, 09/01/47 (Call 03/01/47)	73	80,031
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	30	31,251
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	50	53,763
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	57	60,437
4.00%, 06/15/29 (Call 03/15/29)	27	28,628
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	55	54,254
3.95%, 03/15/29 (Call 12/15/28)	45	48,113
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	10	8,236
3.10%, 04/15/50 (Call 10/15/49)	43	37,389
4.80%, 10/15/48 (Call 04/15/48)	31	35,511
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	70	66,300
3.63%, 10/01/29 (Call 07/01/29)	63	62,042
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	5	5,247
4.30%, 03/15/27 (Call 12/15/26)	112	120,217
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)(a)	30	29,303
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	57	56,090
2.13%, 10/15/50 (Call 04/15/50)	30	23,081
2.25%, 04/15/30 (Call 01/15/30)	33	31,702
3.00%, 04/15/50 (Call 10/15/49)	263	241,900
3.25%, 10/01/26 (Call 07/01/26)	12	12,470
3.88%, 09/15/28 (Call 06/15/28)	105	112,038
4.38%, 02/01/29 (Call 11/01/28)	130	143,150
4.38%, 09/15/48 (Call 03/15/48)	30	34,043
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	10,251
3.65%, 01/15/28 (Call 10/15/27)	107	111,722
4.65%, 03/15/47 (Call 09/15/46)	53	61,552
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	74	73,046
3.60%, 02/01/27 (Call 11/01/26)	63	66,057
4.13%, 03/15/28 (Call 12/15/27)	35	37,423
4.40%, 02/01/47 (Call 08/01/46)	85	90,704
4.65%, 03/15/49 (Call 09/15/48)	126	141,463
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	5	4,991
5.13%, 08/15/26 (Call 05/15/26)	103	109,197
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	26	25,125
2.65%, 02/01/32 (Call 12/01/31)	50	48,081
3.25%, 09/13/49 (Call 03/13/49)	104	95,827
3.38%, 12/01/27 (Call 09/01/27)	48	49,504
3.80%, 07/15/50 (Call 01/15/50)	126	127,420
4.25%, 10/01/44 (Call 04/01/44)	70	74,621
4.25%, 11/30/46 (Call 05/30/46)	136	147,179
4.75%, 03/15/42 (Call 09/15/41)(a)	85	95,491
6.75%, 02/01/40 (Call 11/01/39)	86	117,040

S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	$30	$31,252
4.70%, 06/01/27 (Call 03/01/27)	20	21,378
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	45	44,910
4.00%, 07/15/29 (Call 04/15/29)	20	20,803
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	5	5,338
4.63%, 03/15/29 (Call 12/15/28)	85	91,242
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	85	84,783
3.88%, 07/15/27 (Call 04/15/27)	40	41,362
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	17	16,757
3.20%, 01/15/30 (Call 10/15/29)	69	69,175
3.50%, 01/15/28 (Call 10/15/27)	23	23,673
4.40%, 01/26/29 (Call 10/26/28)	89	96,140
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	55,296
3.00%, 01/15/30 (Call 10/15/29)	126	124,598
3.25%, 10/15/26 (Call 07/15/26)(a)	84	85,950
3.50%, 04/15/24 (Call 03/15/24)	20	20,493
3.50%, 02/01/25 (Call 11/01/24)	134	137,487
3.75%, 05/01/24 (Call 02/01/24)	25	25,685
3.85%, 04/01/27 (Call 01/01/27)	93	98,020
4.00%, 03/01/28 (Call 12/01/27)(a)	41	43,571
4.13%, 01/15/26 (Call 10/15/25)	95	100,173
4.38%, 02/01/45 (Call 08/01/44)(a)	91	95,516
4.40%, 01/15/29 (Call 10/15/28)	98	106,255
4.75%, 11/15/30 (Call 08/15/30)	35	39,105
4.88%, 04/15/49 (Call 10/15/48)	76	87,355
5.70%, 09/30/43 (Call 03/30/43)	91	112,825
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	72	72,554
3.10%, 01/15/30 (Call 10/15/29)	140	140,084
3.63%, 03/15/24 (Call 02/15/24)	204	209,624
4.00%, 06/01/25 (Call 03/01/25)	368	385,167
4.13%, 03/15/29 (Call 12/15/28)	105	112,398
4.25%, 04/01/26 (Call 01/01/26)	159	169,173
4.25%, 04/15/28 (Call 01/15/28)	82	88,028
4.50%, 01/15/24 (Call 10/15/23)	67	69,594
4.95%, 09/01/48 (Call 03/01/48)	70	82,582
6.50%, 03/15/41 (Call 09/15/40)	179	239,448
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	180	181,422
4.00%, 11/15/29 (Call 08/15/29)	254	270,751
4.00%, 04/15/30 (Call 01/15/30)	240	254,774
4.00%, 03/09/52 (Call 09/09/51)	35	35,524
6.95%, 10/01/27(a)	207	249,133
7.38%, 03/15/32	351	471,941
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	15,711

		23,461,732

Retail — 2.5%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	160	165,854
3.85%, 03/01/32 (Call 12/01/31)	100	101,089
4.50%, 10/01/25 (Call 07/01/25)	12	12,663
4.75%, 06/01/30 (Call 03/01/30)	124	133,754
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	50	52,228

Security	Par (000)	Value

Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	$1,617	$1,475,593
4.45%, 10/01/28 (Call 07/01/28)	1,276	1,375,196
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	94	87,073
1.75%, 04/20/32 (Call 01/20/32)	121	111,458
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	286	291,543
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	85	87,032
4.13%, 05/01/28 (Call 02/01/28)	72	76,738
4.13%, 04/03/50 (Call 10/03/49)	190	196,200
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	172	183,827
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	254	254,224
2.38%, 03/15/51 (Call 09/15/50)	25	20,556
2.50%, 04/15/27 (Call 02/15/27)	533	538,016
2.70%, 04/15/30 (Call 01/15/30)	172	171,847
2.75%, 09/15/51 (Call 03/15/51)	40	35,550
2.80%, 09/14/27 (Call 06/14/27)	490	501,495
2.95%, 06/15/29 (Call 03/15/29)(a)	342	349,418
3.00%, 04/01/26 (Call 01/01/26)	160	165,779
3.13%, 12/15/49 (Call 06/15/49)	372	350,599
3.30%, 04/15/40 (Call 10/15/39)	196	196,065
3.35%, 09/15/25 (Call 06/15/25)(a)	178	185,027
3.35%, 04/15/50 (Call 10/15/49)	217	212,634
3.50%, 09/15/56 (Call 03/15/56)	419	419,042
3.75%, 02/15/24 (Call 11/15/23)	109	112,860
3.90%, 12/06/28 (Call 09/06/28)	268	289,499
3.90%, 06/15/47 (Call 12/15/46)	186	197,657
4.20%, 04/01/43 (Call 10/01/42)	170	188,448
4.25%, 04/01/46 (Call 10/01/45)	348	386,969
4.40%, 03/15/45 (Call 09/15/44)	158	178,429
4.50%, 12/06/48 (Call 06/06/48)	216	250,251
4.88%, 02/15/44 (Call 08/15/43)	247	296,220
5.40%, 09/15/40 (Call 03/15/40)	287	359,244
5.88%, 12/16/36	401	529,749
5.95%, 04/01/41 (Call 10/01/40)	20	26,515
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	113	115,495
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	48	48,504
2.63%, 04/01/31 (Call 01/01/31)(a)	207	199,997
3.00%, 10/15/50 (Call 04/15/50)	100	87,039
3.10%, 05/03/27 (Call 02/03/27)	157	161,690
3.13%, 09/15/24 (Call 06/15/24)	126	128,979
3.38%, 09/15/25 (Call 06/15/25)	62	64,291
3.65%, 04/05/29 (Call 01/05/29)	270	283,036
3.70%, 04/15/46 (Call 10/15/45)	322	314,008
3.88%, 09/15/23 (Call 06/15/23)	160	164,474
4.00%, 04/15/25 (Call 03/15/25)	269	282,835
4.05%, 05/03/47 (Call 11/03/46)	282	289,828
4.38%, 09/15/45 (Call 03/15/45)	178	189,670
4.50%, 04/15/30 (Call 01/15/30)	171	188,580
4.55%, 04/05/49 (Call 10/05/48)	27	30,076
4.65%, 04/15/42 (Call 10/15/41)	246	274,263
5.00%, 04/15/40 (Call 10/15/39)	289	331,723
5.13%, 04/15/50 (Call 10/15/49)	125	150,557
5.50%, 10/15/35(a)	178	217,395
6.50%, 03/15/29	32	38,880
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	103	97,655

98	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
2.63%, 09/01/29 (Call 06/01/29)(a)	$93	$91,574
3.50%, 03/01/27 (Call 12/01/26)	119	124,461
3.50%, 07/01/27 (Call 05/01/27)	73	76,536
3.60%, 07/01/30 (Call 04/01/30)	44	46,207
3.63%, 05/01/43(a)	72	70,377
3.63%, 09/01/49 (Call 03/01/49)	115	113,089
3.70%, 02/15/42	92	91,410
3.80%, 04/01/28 (Call 01/01/28)	187	198,783
4.20%, 04/01/50 (Call 10/01/49)	137	146,594
4.45%, 03/01/47 (Call 09/01/46)	88	96,334
4.45%, 09/01/48 (Call 03/01/48)	140	153,915
4.60%, 05/26/45 (Call 11/26/44)	124	137,171
4.70%, 12/09/35 (Call 06/09/35)	128	145,202
4.88%, 07/15/40	153	176,456
4.88%, 12/09/45 (Call 06/09/45)	199	228,084
5.70%, 02/01/39(a)	167	204,937
6.30%, 10/15/37	197	260,938
6.30%, 03/01/38	162	212,382
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	45	47,308
4.20%, 04/01/30 (Call 01/01/30)	114	122,221
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	117	114,152
2.25%, 03/12/30 (Call 12/12/29)	56	52,895
3.35%, 03/12/50 (Call 09/12/49)	122	110,994
3.50%, 03/01/28 (Call 12/01/27)(a)	84	87,394
3.50%, 11/15/50 (Call 05/15/50)	249	233,696
3.55%, 08/15/29 (Call 05/15/29)	12	12,491
3.75%, 12/01/47 (Call 06/01/47)	148	143,479
4.00%, 11/15/28 (Call 08/15/28)(a)	70	74,990
4.30%, 06/15/45 (Call 12/15/44)	82	85,828
4.45%, 08/15/49 (Call 02/15/49)	163	175,201
4.50%, 11/15/48 (Call 05/15/48)	197	213,940
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	351	353,369
2.35%, 02/15/30 (Call 11/15/29)	234	229,978
2.50%, 04/15/26(a)	245	250,633
2.65%, 09/15/30 (Call 06/15/30)	400	401,368
3.38%, 04/15/29 (Call 01/15/29)	375	397,522
3.50%, 07/01/24	278	289,379
3.63%, 04/15/46	201	211,657
3.90%, 11/15/47 (Call 05/15/47)	201	221,104
4.00%, 07/01/42	40	44,315
6.35%, 11/01/32	50	65,567
6.50%, 10/15/37	65	91,315
7.00%, 01/15/38	35	51,239
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	161	161,275
3.88%, 04/15/30 (Call 01/15/30)	57	61,127
4.50%, 04/15/50 (Call 10/15/49)	114	139,863
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	180	160,141
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	406	407,141
4.80%, 11/18/44 (Call 05/18/44)	300	327,831

		22,139,179

Semiconductors — 2.9%
Altera Corp., 4.10%, 11/15/23	168	174,268
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)(a)	5	6,390
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	255	238,688

Security	Par (000)	Value

Semiconductors (continued)
2.75%, 06/01/50 (Call 12/01/49)	$75	$67,955
3.30%, 04/01/27 (Call 01/01/27)	478	499,276
3.90%, 10/01/25 (Call 07/01/25)(a)	491	518,781
4.35%, 04/01/47 (Call 10/01/46)	221	253,281
5.10%, 10/01/35 (Call 04/01/35)	268	326,207
5.85%, 06/15/41	262	348,976
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(c)	260	240,942
3.19%, 11/15/36 (Call 08/15/36)(c)	55	51,051
3.42%, 04/15/33 (Call 01/15/33)(c)	252	245,992
3.47%, 04/15/34 (Call 01/15/34)(c)	42	40,727
3.50%, 02/15/41 (Call 08/15/40)(c)	258	238,405
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	245	228,828
4.15%, 11/15/30 (Call 08/15/30)	107	112,204
4.30%, 11/15/32 (Call 08/15/32)	315	331,978
5.00%, 04/15/30 (Call 01/15/30)	1,193	1,318,504
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	249	243,883
2.60%, 05/19/26 (Call 02/19/26)(a)	241	245,810
2.70%, 06/17/24 (Call 04/17/24)	10	10,195
2.88%, 05/11/24 (Call 03/11/24)	678	693,533
3.05%, 08/12/51 (Call 02/12/51)(a)	80	72,292
3.10%, 02/15/60 (Call 08/15/59)	70	61,230
3.15%, 05/11/27 (Call 02/11/27)(a)	263	272,607
3.20%, 08/12/61 (Call 02/12/61)	50	44,330
3.25%, 11/15/49 (Call 05/15/49)	433	404,331
3.40%, 03/25/25 (Call 02/25/25)(a)	551	570,786
3.70%, 07/29/25 (Call 04/29/25)(a)	511	534,848
3.73%, 12/08/47 (Call 06/08/47)	243	245,760
3.75%, 03/25/27 (Call 01/25/27)	200	212,782
3.90%, 03/25/30 (Call 12/25/29)	280	301,944
4.00%, 12/15/32(a)	465	512,021
4.10%, 05/19/46 (Call 11/19/45)	180	192,395
4.10%, 05/11/47 (Call 11/11/46)	180	192,074
4.25%, 12/15/42	92	100,907
4.60%, 03/25/40 (Call 09/25/39)	141	159,539
4.75%, 03/25/50 (Call 09/25/49)	253	297,019
4.80%, 10/01/41(a)	65	76,513
4.90%, 07/29/45 (Call 01/29/45)	385	457,257
4.95%, 03/25/60 (Call 09/25/59)	349	427,832
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	98	92,606
5.00%, 03/15/49 (Call 09/15/48)	68	81,973
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	204	182,262
3.13%, 06/15/60 (Call 12/15/59)	172	155,216
3.75%, 03/15/26 (Call 01/15/26)	1,004	1,061,891
3.80%, 03/15/25 (Call 12/15/24)	196	205,079
4.00%, 03/15/29 (Call 12/15/28)	338	366,568
4.88%, 03/15/49 (Call 09/15/48)	181	219,271
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	160	167,178
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	100	93,476
3.48%, 11/01/51 (Call 05/01/51)	65	57,582
4.66%, 02/15/30 (Call 11/15/29)	195	211,456
5.33%, 02/06/29 (Call 11/06/28)	713	796,706
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	690	649,124
2.85%, 04/01/30 (Call 01/01/30)	1,501	1,519,732

S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.20%, 09/16/26 (Call 06/16/26)	$2,480	$2,588,178
3.50%, 04/01/40 (Call 10/01/39)	347	356,504
3.50%, 04/01/50 (Call 10/01/49)	452	463,463
3.70%, 04/01/60 (Call 10/01/59)	285	297,620
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	630	586,410
2.65%, 02/15/32 (Call 11/15/31)(c)	75	70,634
3.25%, 11/30/51 (Call 05/30/51)(a)(c)	20	17,557
4.30%, 06/18/29 (Call 03/18/29)(c)	216	230,677
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	145	163,933
4.80%, 05/20/45 (Call 11/20/44)	67	79,835
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	401	394,239
1.75%, 05/04/30 (Call 02/04/30)	380	358,177
1.90%, 09/15/31 (Call 06/15/31)	235	221,671
2.25%, 05/01/23 (Call 02/01/23)	25	25,173
2.25%, 09/04/29 (Call 06/04/29)	318	313,621
2.63%, 05/15/24 (Call 03/15/24)	186	189,063
2.70%, 09/15/51 (Call 03/15/51)(a)	180	162,466
2.90%, 11/03/27 (Call 08/03/27)	418	433,483
3.88%, 03/15/39 (Call 09/15/38)	87	94,825
4.15%, 05/15/48 (Call 11/15/47)	466	529,604
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	1,045	996,690
3.25%, 10/25/51 (Call 04/25/51)(a)	25	23,837

		26,030,121

Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(a)	202	207,097
3.84%, 05/01/25 (Call 04/01/25)	352	364,246
4.20%, 05/01/30 (Call 02/01/30)(a)	109	116,718

		688,061

Software — 3.5%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	152	127,606
3.40%, 09/15/26 (Call 06/15/26)	48	50,260
3.40%, 06/15/27 (Call 03/15/27)	81	84,804
4.50%, 06/15/47 (Call 12/15/46)(a)	260	301,202
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	294	294,100
2.15%, 02/01/27 (Call 12/01/26)	423	421,109
2.30%, 02/01/30 (Call 11/01/29)(a)	388	378,098
3.25%, 02/01/25 (Call 11/01/24)	332	342,813
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	25	23,161
2.85%, 01/15/30 (Call 10/15/29)	264	257,936
3.50%, 06/15/27 (Call 03/15/27)	463	482,205
4.38%, 06/15/25 (Call 03/15/25)	358	377,840
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	146	153,287
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	385	386,582
4.50%, 12/01/27 (Call 09/01/27)	508	525,435
Electronic Arts Inc.
2.95%, 02/15/51 (Call 08/15/50)	35	30,137
4.80%, 03/01/26 (Call 12/01/25)	292	317,351
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	52	57,198

Security	Par (000)	Value

Software (continued)
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	$252	$255,762
4.40%, 07/01/49 (Call 01/01/49)	165	175,803
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	1,414	1,427,178
2.38%, 05/01/23 (Call 02/01/23)	362	365,667
2.40%, 08/08/26 (Call 05/08/26)	953	968,553
2.53%, 06/01/50 (Call 12/01/49)	507	450,277
2.68%, 06/01/60 (Call 12/01/59)	427	376,443
2.70%, 02/12/25 (Call 11/12/24)(a)	1,489	1,527,625
2.88%, 02/06/24 (Call 12/06/23)	1,175	1,203,364
2.92%, 03/17/52 (Call 09/17/51)	1,630	1,557,470
3.04%, 03/17/62 (Call 09/17/61)	110	105,243
3.13%, 11/03/25 (Call 08/03/25)	1,400	1,453,956
3.30%, 02/06/27 (Call 11/06/26)	1,414	1,495,107
3.45%, 08/08/36 (Call 02/08/36)	208	223,288
3.50%, 02/12/35 (Call 08/12/34)	695	750,739
3.50%, 11/15/42	170	179,325
3.63%, 12/15/23 (Call 09/15/23)(a)	1,007	1,044,319
3.70%, 08/08/46 (Call 02/08/46)	360	389,448
3.75%, 02/12/45 (Call 08/12/44)	515	555,773
3.95%, 08/08/56 (Call 02/08/56)	250	281,252
4.10%, 02/06/37 (Call 08/06/36)	80	91,554
4.20%, 11/03/35 (Call 05/03/35)	115	132,472
4.25%, 02/06/47 (Call 08/06/46)	45	53,097
4.45%, 11/03/45 (Call 05/03/45)(a)	275	329,728
4.50%, 10/01/40(a)	110	132,303
5.30%, 02/08/41(a)	25	32,716
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	205	198,227
3.25%, 05/15/30 (Call 02/15/30)(a)	227	223,967
3.60%, 04/01/40 (Call 10/01/39)	196	177,415
3.60%, 04/01/50 (Call 10/01/49)	509	442,036
3.80%, 11/15/37 (Call 05/15/37)	220	209,187
3.85%, 07/15/36 (Call 01/15/36)	256	247,263
3.85%, 04/01/60 (Call 10/01/59)	581	500,683
3.90%, 05/15/35 (Call 11/15/34)	294	287,997
3.95%, 03/25/51 (Call 09/25/50)	352	322,830
4.00%, 07/15/46 (Call 01/15/46)	499	458,521
4.00%, 11/15/47 (Call 05/15/47)	284	260,172
4.10%, 03/25/61 (Call 09/25/60)	332	299,577
4.13%, 05/15/45 (Call 11/15/44)	476	443,956
4.30%, 07/08/34 (Call 01/08/34)	367	378,751
4.38%, 05/15/55 (Call 11/15/54)	127	120,757
4.50%, 07/08/44 (Call 01/08/44)	167	166,071
5.38%, 07/15/40	516	566,207
6.13%, 07/08/39	87	104,221
6.50%, 04/15/38	10	12,376
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	139	139,542
2.95%, 09/15/29 (Call 06/15/29)	186	184,218
3.65%, 09/15/23 (Call 08/15/23)	330	338,336
3.80%, 12/15/26 (Call 09/15/26)	254	267,279
3.85%, 12/15/25 (Call 09/15/25)	107	112,031
4.20%, 09/15/28 (Call 06/15/28)	98	104,675
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	183	166,867
3.05%, 07/15/61 (Call 01/15/61)	273	246,372
3.70%, 04/11/28 (Call 01/11/28)	1,616	1,724,498
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	160	141,094

100	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	$390	$407,893
4.50%, 05/15/25 (Call 04/15/25)	438	463,785
4.65%, 05/15/27 (Call 03/15/27)	732	792,507
4.70%, 05/15/30 (Call 02/15/30)	471	517,064

		31,195,961

Telecommunications — 4.8%
America Movil SAB de CV
4.38%, 07/16/42	10	10,781
4.38%, 04/22/49 (Call 10/22/48)(a)	32	35,225
6.13%, 11/15/37	30	38,050
6.13%, 03/30/40	270	345,006
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	237	210,290
3.50%, 09/15/53 (Call 03/15/53)	820	751,423
3.50%, 02/01/61 (Call 08/01/60)	505	445,910
3.55%, 09/15/55 (Call 03/15/55)	910	825,324
3.65%, 06/01/51 (Call 12/01/50)	325	307,080
3.65%, 09/15/59 (Call 03/15/59)	880	798,758
3.80%, 02/15/27 (Call 11/15/26)	55	58,094
3.80%, 12/01/57 (Call 06/01/57)	853	802,682
3.85%, 06/01/60 (Call 12/01/59)	180	168,451
4.10%, 02/15/28 (Call 11/15/27)	75	80,490
4.25%, 03/01/27 (Call 12/01/26)(a)	15	16,164
4.30%, 02/15/30 (Call 11/15/29)	37	40,288
4.30%, 12/15/42 (Call 06/15/42)	535	555,747
4.35%, 03/01/29 (Call 12/01/28)	85	92,619
4.35%, 06/15/45 (Call 12/15/44)	68	70,326
4.50%, 05/15/35 (Call 11/15/34)	489	537,186
4.50%, 03/09/48 (Call 09/09/47)	321	344,619
4.55%, 03/09/49 (Call 09/09/48)	149	161,465
4.65%, 06/01/44 (Call 12/01/43)	70	75,587
4.75%, 05/15/46 (Call 11/15/45)	286	317,506
4.80%, 06/15/44 (Call 12/15/43)	55	60,634
4.85%, 03/01/39 (Call 09/01/38)	260	289,723
4.85%, 07/15/45 (Call 01/15/45)	85	94,551
4.90%, 08/15/37 (Call 02/14/37)(a)	63	71,174
4.90%, 06/15/42	15	16,872
5.15%, 03/15/42	325	375,856
5.15%, 11/15/46 (Call 05/15/46)(a)	80	93,882
5.15%, 02/15/50 (Call 08/14/49)	192	226,022
5.25%, 03/01/37 (Call 09/01/36)	361	424,399
5.35%, 09/01/40	525	624,409
5.45%, 03/01/47 (Call 09/01/46)	110	133,722
5.55%, 08/15/41	53	64,180
5.65%, 02/15/47 (Call 08/15/46)	170	212,046
5.70%, 03/01/57 (Call 09/01/56)	74	93,629
6.00%, 08/15/40 (Call 05/15/40)	65	81,409
6.15%, 09/15/34(a)	189	233,494
6.25%, 03/29/41	10	13,007
6.30%, 01/15/38	69	88,903
6.38%, 03/01/41	65	85,341
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	50	48,590
4.30%, 07/29/49 (Call 01/29/49)	93	99,836
4.46%, 04/01/48 (Call 10/01/47)	136	149,782
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)(a)	397	411,181
5.13%, 12/04/28 (Call 09/04/28)(a)	457	494,830
9.63%, 12/15/30	768	1,075,346

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	$446	$450,536
2.50%, 09/20/26 (Call 06/20/26)	329	336,238
2.95%, 02/28/26	555	575,274
3.50%, 06/15/25	494	516,897
3.63%, 03/04/24	298	309,232
5.50%, 01/15/40	578	744,169
5.90%, 02/15/39	486	645,583
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	159	160,600
4.38%, 11/15/57 (Call 05/15/57)	108	113,693
4.70%, 03/15/37(a)	15	16,823
4.75%, 03/15/42	111	127,563
5.35%, 11/15/48 (Call 05/15/48)	81	101,131
5.45%, 11/15/79 (Call 05/19/79)	170	196,807
5.75%, 08/15/40	65	81,788
5.85%, 11/15/68 (Call 05/15/68)	164	211,391
Deutsche Telekom International Finance BV
8.75%, 06/15/30	250	346,345
9.25%, 06/01/32	75	112,740
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	272	280,601
5.95%, 03/15/41	115	138,440
Koninklijke KPN NV, 8.38%, 10/01/30	844	1,134,589
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	80	73,532
4.00%, 09/01/24	392	405,332
4.60%, 02/23/28 (Call 11/23/27)	430	463,987
4.60%, 05/23/29 (Call 02/23/29)	216	233,079
5.50%, 09/01/44	282	327,551
Orange SA
5.38%, 01/13/42	360	435,467
5.50%, 02/06/44 (Call 08/06/43)	235	295,308
9.00%, 03/01/31	109	156,010
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	61	62,132
3.63%, 12/15/25 (Call 09/15/25)	50	51,840
3.70%, 11/15/49 (Call 05/15/49)	330	298,040
4.10%, 10/01/23 (Call 07/01/23)	78	80,041
4.30%, 02/15/48 (Call 08/15/47)	48	47,622
4.35%, 05/01/49 (Call 11/01/48)	230	229,501
4.50%, 03/15/43 (Call 09/15/42)	115	119,871
5.00%, 03/15/44 (Call 09/15/43)	302	326,118
5.45%, 10/01/43 (Call 04/01/43)	145	166,635
7.50%, 08/15/38	60	85,027
Telefonica Emisiones SA
4.10%, 03/08/27	227	239,760
4.67%, 03/06/38	135	140,031
4.90%, 03/06/48	118	123,137
5.21%, 03/08/47	388	421,581
5.52%, 03/01/49 (Call 09/01/48)	217	244,761
7.05%, 06/20/36(a)	373	483,908
Telefonica Europe BV, 8.25%, 09/15/30	199	267,096
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	532	538,198
3.40%, 05/13/32 (Call 02/13/32)	400	404,368
3.70%, 09/15/27 (Call 06/15/27)	511	538,037
4.30%, 06/15/49 (Call 12/15/48)(a)	207	226,953
4.60%, 11/16/48 (Call 05/16/48)	294	329,418

S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	$263	$229,260
3.30%, 02/15/51 (Call 08/15/50)(a)	446	388,631
3.40%, 10/15/52 (Call 04/15/52)(c)	195	172,386
3.60%, 11/15/60 (Call 05/15/60)	224	196,466
3.60%, 11/15/60 (Call 05/15/60)(c)	110	96,620
3.75%, 04/15/27 (Call 02/15/27)	63	65,436
3.88%, 04/15/30 (Call 01/15/30)	379	391,818
4.38%, 04/15/40 (Call 10/15/39)	377	392,231
4.50%, 04/15/50 (Call 10/15/49)	467	487,142
Verizon Communications Inc.
2.63%, 08/15/26	111	111,599
2.85%, 09/03/41 (Call 03/03/41)	220	196,887
2.88%, 11/20/50 (Call 05/20/50)(a)	321	274,612
2.99%, 10/30/56 (Call 04/30/56)	933	795,466
3.00%, 03/22/27 (Call 01/22/27)	90	91,632
3.00%, 11/20/60 (Call 05/20/60)	380	315,662
3.15%, 03/22/30 (Call 12/22/29)	121	122,364
3.38%, 02/15/25	164	169,686
3.55%, 03/22/51 (Call 09/22/50)	680	658,029
3.70%, 03/22/61 (Call 09/22/60)	735	701,263
3.85%, 11/01/42 (Call 05/01/42)	288	291,217
3.88%, 02/08/29 (Call 11/08/28)(a)	242	257,328
3.88%, 03/01/52 (Call 09/01/51)	50	51,748
4.00%, 03/22/50 (Call 09/22/49)	96	98,903
4.02%, 12/03/29 (Call 09/03/29)	129	138,285
4.13%, 03/16/27	129	138,230
4.13%, 08/15/46	240	252,343
4.27%, 01/15/36	588	644,507
4.33%, 09/21/28	161	175,513
4.40%, 11/01/34 (Call 05/01/34)	548	602,384
4.50%, 08/10/33	1,173	1,304,177
4.52%, 09/15/48	105	119,158
4.75%, 11/01/41	286	323,091
4.81%, 03/15/39	358	417,192
4.86%, 08/21/46	662	794,817
5.01%, 04/15/49	5	6,060
5.01%, 08/21/54	55	66,729
5.25%, 03/16/37	572	688,574
5.50%, 03/16/47	37	47,279
5.85%, 09/15/35	40	50,348
6.55%, 09/15/43	10	14,237
7.75%, 12/01/30	40	54,179
Vodafone Group PLC
3.75%, 01/16/24	15	15,527
4.13%, 05/30/25	265	278,666
4.25%, 09/17/50	324	331,902
4.38%, 05/30/28	297	321,280
4.38%, 02/19/43	282	291,455
4.88%, 06/19/49	91	101,237
5.00%, 05/30/38	340	385,597
5.13%, 06/19/59	120	137,419
5.25%, 05/30/48	596	692,457
6.15%, 02/27/37	320	397,686
6.25%, 11/30/32	108	133,818
7.88%, 02/15/30	222	294,494

		42,841,697

Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	166	168,289

Security	Par (000)	Value

Toys, Games & Hobbies (continued)
3.50%, 09/15/27 (Call 06/15/27)	$242	$248,936
3.55%, 11/19/26 (Call 09/19/26)	357	368,810
3.90%, 11/19/29 (Call 08/19/29)	344	359,655
5.10%, 05/15/44 (Call 11/15/43)(a)	387	438,761
6.35%, 03/15/40	188	239,621

		1,824,072

Transportation — 2.5%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	79	73,299
3.55%, 02/15/50 (Call 08/15/49)	138	139,874
3.90%, 08/01/46 (Call 02/01/46)(a)	155	164,303
4.05%, 06/15/48 (Call 12/15/47)	210	228,409
4.13%, 06/15/47 (Call 12/15/46)	40	43,891
4.15%, 04/01/45 (Call 10/01/44)	173	188,170
4.15%, 12/15/48 (Call 06/15/48)	139	153,585
4.38%, 09/01/42 (Call 03/01/42)	135	151,278
4.40%, 03/15/42 (Call 09/15/41)	59	66,131
4.45%, 03/15/43 (Call 09/15/42)	106	119,943
4.55%, 09/01/44 (Call 03/01/44)	112	128,021
4.70%, 09/01/45 (Call 03/01/45)	60	70,144
4.90%, 04/01/44 (Call 10/01/43)	177	213,211
4.95%, 09/15/41 (Call 03/15/41)	6	7,147
5.05%, 03/01/41 (Call 09/01/40)	50	60,088
5.15%, 09/01/43 (Call 03/01/43)	89	109,635
5.40%, 06/01/41 (Call 12/01/40)	25	31,258
5.75%, 05/01/40 (Call 11/01/39)	56	71,948
6.15%, 05/01/37	40	53,147
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	275	263,546
3.65%, 02/03/48 (Call 08/03/47)	441	453,996
4.45%, 01/20/49 (Call 07/20/48)	58	66,713
6.20%, 06/01/36	83	108,937
6.25%, 08/01/34	37	48,238
6.38%, 11/15/37	117	155,968
6.90%, 07/15/28	46	57,054
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	172	162,371
2.90%, 02/01/25 (Call 11/01/24)	50	50,954
3.10%, 12/02/51 (Call 06/02/51)	85	77,230
4.00%, 06/01/28 (Call 03/01/28)	189	202,360
4.80%, 09/15/35 (Call 03/15/35)	58	67,240
4.80%, 08/01/45 (Call 02/01/45)(a)	90	105,082
5.95%, 05/15/37	131	169,143
6.13%, 09/15/2115 (Call 03/15/2115)	244	322,363
7.13%, 10/15/31	55	72,570
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	302	327,326
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	191	185,209
2.60%, 11/01/26 (Call 08/01/26)	60	60,658
3.25%, 06/01/27 (Call 03/01/27)	149	154,170
3.35%, 11/01/25 (Call 08/01/25)	74	76,518
3.35%, 09/15/49 (Call 03/15/49)	141	134,580
3.80%, 03/01/28 (Call 12/01/27)	194	205,211
3.80%, 11/01/46 (Call 05/01/46)	213	216,525
3.80%, 04/15/50 (Call 10/15/49)	71	72,983
3.95%, 05/01/50 (Call 11/01/49)	294	309,282
4.10%, 03/15/44 (Call 09/15/43)	226	240,159
4.25%, 03/15/29 (Call 12/15/28)	288	313,543
4.25%, 11/01/66 (Call 05/01/66)	137	147,985

102	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.30%, 03/01/48 (Call 09/01/47)	$345	$378,603
4.40%, 03/01/43 (Call 09/01/42)	249	270,793
4.50%, 03/15/49 (Call 09/15/48)	123	139,246
4.50%, 08/01/54 (Call 02/01/54)	80	91,499
4.65%, 03/01/68 (Call 09/01/67)	78	89,487
4.75%, 05/30/42 (Call 11/30/41)	142	161,933
4.75%, 11/15/48 (Call 05/15/48)(a)	137	159,741
5.50%, 04/15/41 (Call 10/15/40)	103	126,763
6.00%, 10/01/36(a)	76	97,314
6.15%, 05/01/37	123	159,642
6.22%, 04/30/40	53	70,726
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	184	186,705
3.40%, 02/15/28 (Call 11/15/27)	44	45,789
3.88%, 08/01/42(a)	67	66,976
3.90%, 02/01/35	80	83,650
4.05%, 02/15/48 (Call 08/15/47)	177	179,650
4.10%, 04/15/43	42	42,927
4.10%, 02/01/45	192	195,458
4.20%, 10/17/28 (Call 07/17/28)	151	165,137
4.25%, 05/15/30 (Call 02/15/30)(a)	105	114,268
4.40%, 01/15/47 (Call 07/15/46)	171	181,688
4.55%, 04/01/46 (Call 10/01/45)	125	136,123
4.75%, 11/15/45 (Call 05/15/45)	223	248,255
4.90%, 01/15/34	170	194,864
4.95%, 10/17/48 (Call 04/17/48)	197	226,980
5.10%, 01/15/44	126	146,257
5.25%, 05/15/50 (Call 11/15/49)	83	99,658
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	293	291,116
3.00%, 05/15/23 (Call 02/15/23)	25	25,226
3.50%, 05/01/50 (Call 11/01/49)	280	269,290
4.20%, 11/15/69 (Call 05/15/69)	100	104,519
4.30%, 05/15/43 (Call 11/15/42)	207	220,854
4.70%, 05/01/48 (Call 11/01/47)	306	350,661
4.95%, 08/15/45 (Call 02/15/45)	386	450,562
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	191	189,050
2.90%, 06/15/26 (Call 03/15/26)	158	161,844
3.00%, 03/15/32 (Call 12/15/31)	40	40,752
3.15%, 06/01/27 (Call 03/01/27)	63	64,966
3.16%, 05/15/55 (Call 11/15/54)	100	91,848
3.40%, 11/01/49 (Call 05/01/49)	134	129,256
3.65%, 08/01/25 (Call 06/01/25)	153	159,525
3.70%, 03/15/53 (Call 09/15/52)	30	30,707
3.80%, 08/01/28 (Call 05/01/28)	117	123,862
3.85%, 01/15/24 (Call 10/15/23)	40	41,262
3.94%, 11/01/47 (Call 05/01/47)	224	234,804
3.95%, 10/01/42 (Call 04/01/42)	66	69,417
4.05%, 08/15/52 (Call 02/15/52)	280	299,978
4.10%, 05/15/49 (Call 11/15/48)	187	201,754
4.10%, 05/15/2121 (Call 11/15/2120)	100	96,359
4.15%, 02/28/48 (Call 08/28/47)	373	402,251
4.45%, 06/15/45 (Call 12/15/44)	103	115,401
4.65%, 01/15/46 (Call 07/15/45)	123	141,038
4.84%, 10/01/41	106	124,179
7.80%, 05/15/27	10	12,562
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	177	177,733
2.85%, 03/01/27 (Call 02/01/27)	45	45,127

Security	Par (000)	Value

Transportation (continued)
2.90%, 12/01/26 (Call 10/01/26)	$139	$140,269
3.65%, 03/18/24 (Call 02/18/24)	175	180,261
3.75%, 06/09/23 (Call 05/09/23)	38	38,841
3.88%, 12/01/23 (Call 11/01/23)	186	191,773
4.63%, 06/01/25 (Call 05/01/25)	400	425,524
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	55	53,657
3.25%, 02/05/50 (Call 08/05/49)	350	336,053
3.35%, 08/15/46 (Call 02/15/46)	63	60,915
3.38%, 02/01/35 (Call 08/01/34)	80	82,171
3.50%, 02/14/53 (Call 08/14/52)	500	502,015
3.55%, 08/15/39 (Call 02/15/39)	137	139,339
3.60%, 09/15/37 (Call 03/15/37)	52	53,929
3.70%, 03/01/29 (Call 12/01/28)(a)	104	110,312
3.75%, 02/05/70 (Call 08/05/69)	148	147,597
3.80%, 10/01/51 (Call 04/01/51)	276	288,174
3.80%, 04/06/71 (Call 10/06/70)	20	20,185
3.84%, 03/20/60 (Call 09/20/59)	145	149,308
3.88%, 02/01/55 (Call 08/01/54)	168	174,339
3.95%, 09/10/28 (Call 06/10/28)	136	146,324
3.95%, 08/15/59 (Call 02/15/59)	113	118,434
4.00%, 04/15/47 (Call 10/15/46)	188	201,239
4.05%, 11/15/45 (Call 05/15/45)	67	71,639
4.05%, 03/01/46 (Call 09/01/45)	103	110,855
4.10%, 09/15/67 (Call 03/15/67)	81	86,864
4.30%, 03/01/49 (Call 09/01/48)	153	172,258
4.50%, 09/10/48 (Call 03/10/48)	198	226,688
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	109	108,611
3.40%, 03/15/29 (Call 12/15/28)	235	247,958
3.40%, 11/15/46 (Call 05/15/46)	100	101,812
3.40%, 09/01/49 (Call 03/01/49)(a)	302	311,667
3.63%, 10/01/42	56	58,787
3.75%, 11/15/47 (Call 05/15/47)	126	135,678
4.25%, 03/15/49 (Call 09/15/48)	201	233,439
4.45%, 04/01/30 (Call 01/01/30)	110	124,148
4.88%, 11/15/40 (Call 05/15/40)	73	87,659
5.20%, 04/01/40 (Call 10/01/39)	165	205,537
5.30%, 04/01/50 (Call 10/01/49)	25	33,562
6.20%, 01/15/38	427	580,058

		22,085,310

Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	75	64,968
3.25%, 03/30/25 (Call 12/30/24)	83	84,858
3.25%, 09/15/26 (Call 06/15/26)	30	30,706
3.50%, 03/15/28 (Call 12/15/27)	157	162,478
3.85%, 03/30/27 (Call 12/30/26)	86	90,360
4.35%, 02/15/24 (Call 01/15/24)	151	157,273
4.55%, 11/07/28 (Call 08/07/28)	231	254,400
4.70%, 04/01/29 (Call 01/01/29)(a)	176	193,614
5.20%, 03/15/44 (Call 09/15/43)	50	57,737

		1,096,394

Water — 0.3%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	171	168,888
2.95%, 09/01/27 (Call 06/01/27)(a)	18	18,342
3.45%, 06/01/29 (Call 03/01/29)	142	146,598
3.45%, 05/01/50 (Call 11/01/49)	288	275,152

S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water (continued)
3.75%, 09/01/28 (Call 06/01/28)	$133	$140,102
3.75%, 09/01/47 (Call 03/01/47)	251	250,034
4.00%, 12/01/46 (Call 06/01/46)	115	118,971
4.15%, 06/01/49 (Call 12/01/48)	198	206,932
4.20%, 09/01/48 (Call 03/01/48)	327	345,609
4.30%, 12/01/42 (Call 06/01/42)	82	88,461
4.30%, 09/01/45 (Call 03/01/45)	40	42,734
6.59%, 10/15/37	212	286,321
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	39	37,878
3.35%, 04/15/50 (Call 10/15/49)	149	137,335
3.57%, 05/01/29 (Call 02/01/29)	99	102,391
4.28%, 05/01/49 (Call 11/01/48)	231	245,846

		2,611,594

Total Corporate Bonds & Notes — 98.2% (Cost: $937,880,574)		882,213,313

Short-Term Investments

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	46,704	46,713,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(e)(f)	4,390	4,390,000

		51,103,665

Total Short-Term Investments — 5.7% (Cost: $51,106,732)		51,103,665

Total Investments in Securities — 103.9% (Cost: $988,987,306)		933,316,978

Other Assets, Less Liabilities — (3.9)%		(35,301,656)

Net Assets — 100.0%		$898,015,322

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$46,128,945	$600,190	(a)	$—	$(10,595)	$(4,875)	$46,713,665	46,704	$78,931	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,090,000	1,300,000	(a)	—	—	—	4,390,000	4,390	499		—

					$(10,595)	$(4,875)	$51,103,665		$79,430		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

104	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$882,213,313	$—	$882,213,313
Money Market Funds	51,103,665	—	—	51,103,665

	$51,103,665	$882,213,313	$—	$933,316,978

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	105

Statements of Assets and Liabilities

February 28, 2022

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,017,378,651	$2,013,168,586	$882,213,313
Affiliated(c)	32,396,964	266,056,832	51,103,665
Cash	1,925	—	—
Receivables:
Investments sold	18,597,744	18,552,981	11,800,574
Securities lending income — Affiliated	3,843	2,697	6,415
TBA sales commitments	—	50,349,819	—
Capital shares sold	—	2,017,367	115,239
Dividends	112	20,447	75
Interest	8,416,135	8,721,085	8,888,192

Total assets	1,076,795,374	2,358,889,814	954,127,473

LIABILITIES
Bank overdraft	—	22,739	427,371
Collateral on securities loaned, at value	29,651,771	31,953,228	46,738,399
TBA sales commitments, at value(d)	—	50,677,951	—
Payables:
Investments purchased	14,961,275	290,184,868	8,822,836
Capital shares redeemed	—	55,522	—
Investment advisory fees	94,703	131,585	123,545

Total liabilities	44,707,749	373,025,893	56,112,151

NET ASSETS	$1,032,087,625	$1,985,863,921	$898,015,322

NET ASSETS CONSIST OF:
Paid-in capital	$1,062,181,354	$2,061,818,263	$952,774,036
Accumulated loss	(30,093,729)	(75,954,342)	(54,758,714)

NET ASSETS	$1,032,087,625	$1,985,863,921	$898,015,322

Shares outstanding	41,100,000	37,400,000	34,750,000

Net asset value	$25.11	$53.10	$25.84

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$28,833,727	$31,359,441	$45,574,866
(b) Investments, at cost — Unaffiliated	$1,047,364,371	$2,082,734,352	$937,880,574
(c) Investments, at cost — Affiliated	$32,394,115	$266,088,846	$51,106,732
(d) Proceeds from TBA sales commitments	$—	$50,349,819	$—

See notes to financial statements.

106	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$2,368	$197,856	$3,217
Interest — Unaffiliated	11,265,655	17,926,524	18,168,396
Securities lending income — Affiliated — net	54,530	34,721	76,213
Other income — Unaffiliated	—	45	838

Total investment income	11,322,553	18,159,146	18,248,664

EXPENSES
Investment advisory fees	1,152,913	1,493,975	1,509,984
Professional fees	390	390	390

Total expenses	1,153,303	1,494,365	1,510,374

Less:
Investment advisory fees waived	—	(162,985)	—

Total expenses after fees waived	1,153,303	1,331,380	1,510,374

Net investment income	10,169,250	16,827,766	16,738,290

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,060,706	(7,411,407)	438,906
Investments — Affiliated	(8,572)	(31,929)	(10,595)
In-kind redemptions — Unaffiliated	805,742	(166,264)	505,000

Net realized gain (loss)	1,857,876	(7,609,600)	933,311

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(37,852,411)	(63,074,789)	(52,793,324)

Investments — Affiliated	(3,496)	(42,856)	(4,875)

Net change in unrealized appreciation (depreciation)	(37,855,907)	(63,117,645)	(52,798,199)

Net realized and unrealized loss	(35,998,031)	(70,727,245)	(51,864,888)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,828,781)	$(53,899,479)	$(35,126,598)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	107

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended	Year Ended	Year Ended	Year Ended
	02/28/22	02/28/21	02/28/22	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,169,250	$6,560,618	$16,827,766	$6,868,997
Net realized gain (loss)	1,857,876	577,689	(7,609,600)	577,939
Net change in unrealized appreciation (depreciation)	(37,855,907)	2,352,374	(63,117,645)	(16,570,987)

Net increase (decrease) in net assets resulting from operations	(25,828,781)	9,490,681	(53,899,479)	(9,124,051)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,151,822)	(6,717,241)	(15,695,144)	(7,832,895)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	417,581,930	378,135,781	934,414,027	916,315,593

NET ASSETS
Total increase in net assets	379,601,327	380,909,221	864,819,404	899,358,647
Beginning of year	652,486,298	271,577,077	1,121,044,517	221,685,870

End of year	$1,032,087,625	$652,486,298	$1,985,863,921	$1,121,044,517

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

108	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

		iShares ESG Aware USD Corporate Bond ETF

	Year Ended	Year Ended
	02/28/22	02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,738,290	$9,494,793
Net realized gain	933,311	1,461,425
Net change in unrealized appreciation (depreciation)	(52,798,199)	(9,011,912)

Net increase (decrease) in net assets resulting from operations	(35,126,598)	1,944,306

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,686,761)	(8,539,323)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	123,891,039	707,577,839

NET ASSETS
Total increase in net assets	70,077,680	700,982,822
Beginning of year	827,937,642	126,954,820

End of year	$898,015,322	$827,937,642

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$26.05	$25.74	$24.72	$24.60	$25.00

Net investment income(b)	0.27	0.44	0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)	(0.88)	0.35	1.02	0.06	(0.47)

Net increase (decrease) from investment operations	(0.61)	0.79	1.72	0.78	(0.12)

Distributions(d)
From net investment income	(0.29)	(0.47)	(0.70)	(0.66)	(0.28)
From net realized gain	(0.04)	(0.01)	—	—	—

Total distributions	(0.33)	(0.48)	(0.70)	(0.66)	(0.28)

Net asset value, end of period	$25.11	$26.05	$25.74	$24.72	$24.60

Total Return(e)
Based on net asset value	(2.33)%	3.07%	7.07%	3.23%	(0.47	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12	%(h)

Net investment income	1.06%	1.68%	2.75%	2.93%	2.20	%(h)

Supplemental Data
Net assets, end of period (000)	$1,032,088	$652,486	$271,577	$70,453	$24,603

Portfolio turnover rate(i)	37%	38%	24%	29%	30	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

110	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Period From 10/18/18 to 02/28/19	(a)

Net asset value, beginning of period	$55.22	$55.42	$51.25	$50.00

Net investment income(b)	0.62	0.74	1.44	0.60
Net realized and unrealized gain (loss)(c)	(2.15)	0.04	4.38	1.12

Net increase (decrease) from investment operations	(1.53)	0.78	5.82	1.72

Distributions(d)
From net investment income	(0.59)	(0.87)	(1.48)	(0.47)
From net realized gain	—	(0.11)	(0.17)	—

Total distributions	(0.59)	(0.98)	(1.65)	(0.47)

Net asset value, end of period	$53.10	$55.22	$55.42	$51.25

Total Return(e)
Based on net asset value	(2.78)%	1.39%	11.52%	3.46	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.10%	0.10%	0.10%	0.10	%(h)

Total expenses after fees waived	0.09%	0.08%	0.09%	0.09	%(h)

Net investment income	1.13%	1.32%	2.69%	3.21	%(h)

Supplemental Data
Net assets, end of period (000)	$1,985,864	$1,121,045	$221,686	$56,371

Portfolio turnover rate(i)(j)	234%	384%	266%	99	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	111

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF

	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20	Year Ended 02/28/19	Period From 07/11/17 to 02/28/18	(a)

Net asset value, beginning of period	$27.42	$27.30	$24.31	$24.56	$24.98

Net investment income(b)	0.54	0.58	0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)	(1.51)	0.14	2.97	(0.28)	(0.48)

Net increase (decrease) from investment operations	(0.97)	0.72	3.79	0.56	(0.02)

Distributions(d)
From net investment income	(0.56)	(0.60)	(0.80)	(0.81)	(0.40)
From net realized gain	(0.05)	—	—	—	—

Total distributions	(0.61)	(0.60)	(0.80)	(0.81)	(0.40)

Net asset value, end of period	$25.84	$27.42	$27.30	$24.31	$24.56

Total Return(e)
Based on net asset value	(3.60)%	2.64%	15.85%	2.35%	(0.11	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18%	0.18%	0.18%	0.18%	0.18	%(h)

Net investment income	2.00%	2.08%	3.14%	3.48%	2.90	%(h)

Supplemental Data
Net assets, end of period (000)	$898,015	$827,938	$126,955	$25,524	$12,279

Portfolio turnover rate(i)	17%	25%	11%	20%	17	%(f)

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

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Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments ) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements  (continued)

of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements  (continued)

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$2,219,971	$2,219,971	$—	$—
BofA Securities, Inc.	6,374,512	6,374,512	—	—
Citadel Clearing LLC	52,307	52,307	—	—
Citigroup Global Markets, Inc.	306,671	306,671	—	—
Credit Suisse Securities (USA) LLC	607,342	607,342	—	—
J.P. Morgan Securities LLC	10,091,975	10,091,975	—	—
Morgan Stanley	6,975,091	6,975,091	—	—
Pershing LLC	288,684	288,684	—	—
Scotia Capital (USA), Inc.	109,610	109,610	—	—
Wells Fargo Securities LLC	1,807,564	1,807,564	—	—

	$28,833,727	$28,833,727	$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$8,494,606	$8,494,606	$—	$—
BNP Paribas SA	163,839	163,839	—	—
BofA Securities, Inc.	21,693,282	21,693,282	—	—
Citigroup Global Markets, Inc.	340,129	340,129	—	—
Goldman Sachs & Co. LLC	24,414	24,414	—	—
J.P. Morgan Securities LLC	497,914	497,914	—	—
Jefferies LLC	40,688	40,688	—	—
TD Securities (USA) LLC	104,569	104,569	—	—

	$31,359,441	$31,359,441	$—	$—

ESG Aware USD Corporate Bond
Barclays Bank PLC	$8,262,759	$8,262,759	$—	$—
BofA Securities, Inc.	5,063,137	5,063,137	—	—
Citadel Clearing LLC	4,071	4,071	—	—
Citigroup Global Markets, Inc.	951,691	951,691	—	—
Credit Suisse Securities (USA) LLC	1,899,729	1,899,729	—	—
J.P. Morgan Securities LLC	13,999,097	13,999,097	—	—
Jefferies LLC	397,858	397,858	—	—
Morgan Stanley	11,152,869	11,152,869	—	—
Pershing LLC	1,084,774	1,084,774	—	—
Scotia Capital (USA), Inc.	303,638	303,638	—	—
TD Securities (USA) LLC	204,561	204,561	—	—
Toronto Dominion Bank	427,504	427,504	—	—
Wells Fargo Securities LLC	1,823,178	1,823,178	—	—

	$45,574,866	$45,574,866	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

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Notes to Financial Statements  (continued)

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

ESG Aware U.S. Aggregate Bond	$162,985

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware 1-5 Year USD Corporate Bond	$23,371
ESG Aware U.S. Aggregate Bond	14,492
ESG Aware USD Corporate Bond	32,442

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware 1-5 Year USD Corporate Bond	$—	$4,466,253	$(29,491)
ESG Aware U.S. Aggregate Bond	—	458,751	(178)
ESG Aware USD Corporate Bond	—	504,169	(18,086)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Notes to Financial Statements  (continued)

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

	U.S. Government Securities		Other Securities

iShares ETF	Purchases	Sales	Purchases	Sales

ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$370,996,361	$346,008,872
ESG Aware U.S. Aggregate Bond	3,653,852,750	3,384,790,462	86,991,575	92,739,248
ESG Aware USD Corporate Bond	—	—	145,999,670	139,499,662

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware 1-5 Year USD Corporate Bond	$529,369,204	$118,265,832
ESG Aware U.S. Aggregate Bond	677,252,197	7,616,466
ESG Aware USD Corporate Bond	314,594,968	190,472,825

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to certain deemed distributions, and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

ESG Aware 1-5 Year USD Corporate Bond	$885,871	$(885,871)
ESG Aware U.S. Aggregate Bond	(166,264)	166,264
ESG Aware USD Corporate Bond	657,904	(657,904)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/28/22	Year Ended 02/28/21

ESG Aware 1-5 Year USD Corporate Bond
Ordinary income	$10,606,031	$6,629,211
Long-term capital gains	1,545,791	88,030

	$12,151,822	$6,717,241

ESG Aware U.S. Aggregate Bond
Ordinary income	$15,695,144	$6,912,434
Long-term capital gains	—	920,461

	$15,695,144	$7,832,895

ESG Aware USD Corporate Bond
Ordinary income	$17,812,658	$8,539,323
Long-term capital gains	874,103	—

	$18,686,761	$8,539,323

118	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses) (b)	Qualified Late-Year Losses (c)	Total

ESG Aware 1-5 Year USD Corporate Bond	$1,203,553	$—		$(30,863,739)	$(433,543)	$(30,093,729)
ESG Aware U.S. Aggregate Bond	2,061,356	(7,634,554)		(70,381,144)	—	(75,954,342)
ESG Aware USD Corporate Bond	1,671,211	—		(56,130,746)	(299,179)	(54,758,714)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

(c)	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware 1-5 Year USD Corporate Bond	$1,080,639,354	$984,682	$(31,848,421)	$(30,863,739)
ESG Aware U.S. Aggregate Bond	2,349,912,369	1,828,783	(72,843,866)	(71,015,083)
ESG Aware USD Corporate Bond	989,447,724	1,034,617	(57,165,363)	(56,130,746)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

N O T E S T O F I N A N C I A L S T A T E M E N T S	119

Notes to Financial Statements  (continued)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/28/22		Year Ended 02/28/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware 1-5 Year USD Corporate Bond
Shares sold	20,750,000	$538,810,062	15,500,000	$402,971,344
Shares redeemed	(4,700,000)	(121,228,132)	(1,000,000)	(24,835,563)

Net increase	16,050,000	$417,581,930	14,500,000	$378,135,781

ESG Aware U.S. Aggregate Bond
Shares sold	17,300,000	$944,951,917	16,300,000	$916,315,593
Shares redeemed	(200,000)	(10,537,890)	—	—

Net increase	17,100,000	$934,414,027	16,300,000	$916,315,593

ESG Aware USD Corporate Bond
Shares sold	11,800,000	$320,359,632	26,050,000	$720,176,095
Shares redeemed	(7,250,000)	(196,468,593)	(500,000)	(12,598,256)

Net increase	4,550,000	$123,891,039	25,550,000	$707,577,839

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

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Notes to Financial Statements  (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	121

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S.

Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended February 28, 2022:

iShares ETF	20% Rate Long-Term Capital Gain Dividends

ESG Aware 1-5 Year USD Corporate Bond	$1,621,625

ESG Aware USD Corporate Bond	981,519

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

ESG Aware U.S. Aggregate Bond	$4,996,618

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

ESG Aware 1-5 Year USD Corporate Bond	$11,022,045

ESG Aware U.S. Aggregate Bond	17,007,535

ESG Aware USD Corporate Bond	17,072,780

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends	Qualified Short-Term Capital Gain

ESG Aware 1-5 Year USD Corporate Bond	$8,224,807	$73,580

ESG Aware U.S. Aggregate Bond	15,426,441	—

ESG Aware USD Corporate Bond	14,930,447	944,707

I M P O R T A N T T A X I N F O R M A T I O N	123

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware 1-5 Year USD Corporate Bond ETF, iShares ESG Aware U.S. Aggregate Bond ETF and iShares ESG Aware USD Corporate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

ESG Aware 1-5 Year USD Corporate Bond	$0.289015	$0.038763	$ —	$0.327778	88%	12%	—%		100%
ESG Aware U.S. Aggregate Bond(a)	0.589082	—	0.004075	0.593157	99	—	1		100
ESG Aware USD Corporate Bond(a)	0.551554	0.054892	0.002067	0.608513	91	9	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 0.01%.

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

S U P P L E M E N T A L I N F O R M A T I O N	125

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	127

Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	129

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

LIBOR	London Interbank Offered Rate

SCA	Svenska Celluosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

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Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0222

FEBRUARY 28, 2022

2022 Annual Report

iShares Trust

•	iShares ESG Advanced Investment Grade Corporate Bond ETF | ELQD | NYSE Arca

•	iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a solid advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to modest returns for high-yield corporate bonds, outpacing the negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted during the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new stance led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(2.62)%	16.39%

U.S. small cap equities (Russell 2000® Index)	(9.46)	(6.01)

International equities (MSCI Europe, Australasia, Far East Index)	(6.78)	2.83

Emerging market equities (MSCI Emerging Markets Index)	(9.81)	(10.69)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.94)	(1.67)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(4.07)	(2.64)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(3.09)	(0.66)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(3.07)	0.64

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. investment-grade bonds lost ground during the 12 months ended February 28, 2022 (the “reporting period”). The Bloomberg U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned -2.64% in this interval.

The market downturn reflected a shift from an environment dominated by the adverse economic effects of COVID-19 to one characterized by improving growth and rising inflation. As vaccines were rolled out and lockdowns related to the virus gradually eased, economic growth rebounded in kind. U.S. GDP rose nearly 6% in real (after-inflation) terms in 2021, up from -3.4% in 2020. However, the supply of goods and labor was insufficient to keep up with the increase in demand. These circumstances translated to a surge in inflation, with sharply rising prices for commodities, consumer products, housing costs and labor. Inflation, as measured by the U.S. Core Personal Consumption Index, moved north of 4% in October 2021 and exceeded 5% in January 2022 – well above its range of recent years.

The U.S. Federal Reserve (“Fed”) at first did not adjust its monetary policy in response to accelerating inflation, calling the uptrend “transitory.” As inflation in fact persisted, the Fed shifted gears in November 2021 by announcing it would taper the stimulative bond-buying program known as quantitative easing. It also stated its intention to begin raising interest rates. Investors, appearing to sense that the Fed had fallen behind the curve in fighting inflation, soon began to price in the possibility of as many as six to seven rate increases in 2022.

Late in the period, Russia’s invasion of Ukraine led to a large increase in uncertainty and somewhat dampened expectations regarding the likely extent of Fed tightening. At the same time, commodity prices surged in anticipation that the sanctions levied on Russia would further constrict the available supply of raw materials. Expectations for future inflation therefore remained elevated as of the end of February, limiting the typical “flight to quality” into higher-rated bonds.

Yields on U.S. Treasuries rose, as prices fell, in the annual period. Short-dated issues, which are most sensitive to Fed policy, were hardest hit in the downturn. The yield on the two-year note surged from 0.13% at the beginning of the period to 1.43% by February 28, 2022. Longer-dated bonds, where prices are driven more by longer-term growth expectations than the Fed, held up better on a relative basis. The 10-year yield moved from 1.41% to 1.83% over the 12-month interval, while the 30-year bond stayed even around 2.15%.

Investment-grade corporate bonds experienced a loss and lagged the broader market. Corporate issues performed reasonably well through most of 2021, when the generally favorable investment backdrop encouraged investors to take on greater risk in search of more attractive yields. However, corporates gave up all of their previous gains in January and February 2022 after the start of the Russia-Ukraine conflict fueled a spike in the market’s aversion to risk.

Securitized assets also posted negative returns, underperforming Treasuries but finishing slightly ahead of corporate bonds. Although the housing market remained robust, mortgage-backed securities—which make up the bulk of the category—nonetheless lost ground in the environment of rising interest rates.

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Fund Summary as of February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Investment Objective

The iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds that applies extensive climate-based screens and other extensive screens for involvement in controversial activities, and reflects the performance of issuers with a favorable environmental, social and governance rating as identified by the index provider, as represented by the iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(6.56)%
Fund Market	(6.36)
Index	(6.57)

For the fiscal period ended 2/28/22, the Fund did not have six months of performance and therefore line graphs are not presented.

The inception date of the Fund was 11/8/21. The first day of secondary market trading was 11/10/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (11/08/21)	(a)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 934.40	$ 0.53		$ 1,000.00	$ 1,023.90	$ 0.90		0.18%

(a)	Commencement of operations.
(b)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 112/365 for actual expenses and 181/365 for hypothetical expenses (to reflect the six month period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	5.7%
Aa	3.1
A	37.5
Baa	52.1
Ba	0.1
Not Rated	1.5

ALLOCATION BY MATURITY

Maturity	Percent of Total Investments	(a)

1-5 Years	27.8%
5-10 Years	31.0
10-15 Years	6.6
15-20 Years	7.2
More than 20 Years	27.4

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF

Investment Objective

The iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated bonds that are rated either investment-grade or high-yield from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US Universal Choice ESG Screened Index (the “Index”) (formerly the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns

	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.85)%	(1.80)%	(2.85)%	(3.01)%
Fund Market	(2.61)	(1.69)	(2.61)	(2.83)
Index	(2.69)	(1.61)	(2.69)	(2.70)

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 6/23/20. The first day of secondary market trading was 6/25/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.90	$ 0.53		$ 1,000.00	$ 1,024.20	$ 0.55		0.11%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

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Fund Summary as of February 28, 2022 (continued)	iShares® ESG Advanced Total USD Bond Market ETF

Portfolio Management Commentary
The bond market in the U.S. experienced a challenging year broadly, while bonds with positive environmental, social, and governance (“ESG”) characteristics performed similarly. Short-term issues experienced a meaningful downturn due to expectations for tighter Fed policy, weighing on returns for the Index.

At the asset class level, high-yield corporate issues outperformed on the strength of their lower sensitivity to rising interest rates. In the investment-grade space, U.S. Treasuries experienced the smallest losses and outpaced securitized assets and corporates, respectively. Although bonds with higher ESG ratings sold off in tandem with the broader fixed-income market, the ESG space continued to benefit from robust inflows and an increased focus from investors, corporations, regulators, and other key stakeholders.

The Index slightly underperformed the broader market, as represented by the Bloomberg U.S. Universal Index. Relative to the broader market, the ESG selection process leads to overweight and underweight positions in bonds with higher or lower ESG characteristics, respectively. Consequently, the Index achieved an ESG quality score that was higher than the broader market, with lower exposure to carbon intensive companies.

The Index was roughly equal weight in corporate bonds relative to the market, with an overweight in financials offsetting underweights in industrials and utilities. It had a modest overweight in U.S. Treasuries and underweights in government-related bonds and securitized assets.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	46.0%
Aa	15.8
A	15.3
Baa	15.1
Ba	3.1
B	1.4
Caa	0.2
Ca	0.1
Not Rated	3.0

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments (a)

U.S. Government & Agency Obligations	60.7%
Corporate Bonds & Notes	33.8
Foreign Government Obligations	5.8
Collaterized Mortgage Obligations	1.1
Asset-Backed Securities	0.2
TBA Sales Commitments	(1.6)

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Apparel — 0.4%
NIKE Inc.
2.85%, 03/27/30 (Call 12/27/29)	$20	$20,313
3.38%, 03/27/50 (Call 09/27/49)	25	25,474
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	25	24,638

		70,425

Auto Manufacturers — 0.0%
American Honda Finance Corp., 1.30%, 09/09/26(a)	10	9,579

Auto Parts & Equipment — 0.2%
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	15	14,992
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	15	14,941

		29,933

Banks — 28.8%
Banco Santander SA, 1.85%, 03/25/26	200	191,844
Bank of America Corp.
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(b)	100	95,850
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 3.150%)(b)	25	21,750
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	90	80,124
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.320%)(b)	25	23,917
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(b)	60	63,507
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.320%)(b)	15	16,049
4.25%, 10/22/26	120	127,410
Bank of New York Mellon Corp. (The), 2.45%, 08/17/26 (Call 05/17/26)	150	151,733
Barclays PLC, 4.38%, 01/12/26	370	389,847
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(b)	40	35,906
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	105	113,547
4.65%, 07/23/48 (Call 06/23/48)	55	64,101
4.75%, 05/18/46	65	72,268
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	300	309,605
5.25%, 05/24/41	25	32,224
Credit Suisse Group AG, 3.75%, 03/26/25	300	307,348
Deutsche Bank AG/New York NY, 2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	200	192,379
Goldman Sachs Group Inc. (The)
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	200	189,188
5.15%, 05/22/45	50	58,889
6.75%, 10/01/37	90	118,250
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(b)	400	375,397
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	200	188,652
ING Groep NV, 1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(b)	200	191,291
JPMorgan Chase & Co.
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	150	143,783
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	25	23,965
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(b)	25	26,590
5.40%, 01/06/42	25	30,974
6.40%, 05/15/38	110	147,416
Lloyds Banking Group PLC, 1.63%, 05/11/27 (Call 05/11/26)(b)	250	237,125
Mitsubishi UFJ Financial Group Inc., 2.05%, 07/17/30	200	184,633
Mizuho Financial Group Inc., 2.84%, 09/13/26	200	201,592

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(b)	$200	$184,714
4.30%, 01/27/45	75	81,340
5.00%, 11/24/25	25	26,876
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	55	73,445
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30 (Call 10/24/29)	100	98,050
Royal Bank of Canada, 1.15%, 07/14/26	50	47,315
Sumitomo Mitsui Financial Group Inc., 3.35%, 10/18/27	270	277,978
U.S. Bancorp., 1.38%, 07/22/30 (Call 04/22/30)	75	66,948
Westpac Banking Corp., 2.15%, 06/03/31	100	95,079

		5,358,899

Beverages — 1.3%
Coca-Cola Co. (The)
3.00%, 03/05/51	70	66,773
3.45%, 03/25/30	50	52,861
Keurig Dr Pepper Inc., 3.80%, 05/01/50 (Call 11/01/49)	30	29,448
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	50	45,452
3.63%, 03/19/50 (Call 09/19/49)	50	53,413

		247,947

Biotechnology — 2.4%
Amgen Inc.
2.00%, 01/15/32 (Call 10/15/31)	40	36,503
4.40%, 02/22/62 (Call 08/22/61)	20	21,024
4.66%, 06/15/51 (Call 12/15/50)	100	112,463
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	70	64,028
3.15%, 05/01/50 (Call 11/01/49)	15	12,379
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	60	54,516
4.75%, 03/01/46 (Call 09/01/45)	100	113,254
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	40	35,764

		449,931

Building Materials — 0.4%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)	40	37,945
Martin Marietta Materials Inc., 2.40%, 07/15/31 (Call 04/15/31)	30	28,158

		66,103

Chemicals — 1.0%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	15	14,331
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	35	32,641
3.60%, 11/15/50 (Call 05/15/50)	50	47,756
DuPont de Nemours Inc., 5.42%, 11/15/48 (Call 05/15/48)	40	50,189
Nutrien Ltd., 5.00%, 04/01/49 (Call 10/01/48)	10	11,951
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	25	27,397

		184,265

Commercial Services — 0.9%
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)	50	44,924
PayPal Holdings Inc., 2.65%, 10/01/26 (Call 08/01/26)	80	80,903
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	40	39,965

		165,792

Computers — 4.7%
Apple Inc.
1.13%, 05/11/25 (Call 04/11/25)	55	53,702
1.40%, 08/05/28 (Call 06/05/28)	270	254,831
2.70%, 08/05/51 (Call 02/05/51)	50	44,690

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$180	$217,399
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	15	13,290
5.30%, 10/01/29 (Call 07/01/29)	60	67,031
8.35%, 07/15/46 (Call 01/15/46)	8	12,143
Hewlett Packard Enterprise Co., 6.20%, 10/15/35 (Call 04/15/35)	30	35,836
HP Inc., 2.65%, 06/17/31 (Call 03/17/31)	70	65,678
International Business Machines Corp., 4.15%, 05/15/39	100	106,856

		871,456

Cosmetics & Personal Care — 1.5%
Procter & Gamble Co. (The)
1.00%, 04/23/26	100	96,064
3.00%, 03/25/30	50	52,007
Unilever Capital Corp., 3.50%, 03/22/28 (Call 12/22/27)	130	136,958

		285,029

Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	155	149,485
Air Lease Corp., 1.88%, 08/15/26 (Call 07/15/26)	105	99,763
Ally Financial Inc.
5.80%, 05/01/25 (Call 04/01/25)(a)	50	54,104
8.00%, 11/01/31	25	32,887
American Express Co., 4.05%, 12/03/42	15	16,421
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	75	78,529
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	75	66,880
3.00%, 09/15/60 (Call 03/15/60)	30	25,623
Mastercard Inc., 3.85%, 03/26/50 (Call 09/26/49)	25	27,143
Nomura Holdings Inc., 1.65%, 07/14/26	200	189,832
Raymond James Financial Inc., 3.75%, 04/01/51 (Call 10/01/50)	25	24,773
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	70	72,059
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	40	35,412
3.15%, 12/14/25 (Call 09/14/25)	75	77,602
4.30%, 12/14/45 (Call 06/14/45)	50	57,948

		1,008,461

Electric — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	10	10,681

Electronics — 0.1%
Amphenol Corp., 2.20%, 09/15/31 (Call 06/15/31)	20	18,446

Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	25	26,603
Waste Management Inc., 1.50%, 03/15/31 (Call 12/15/30)	20	17,870

		44,473

Food — 1.2%
Conagra Brands Inc., 5.30%, 11/01/38 (Call 05/01/38)	30	34,547
General Mills Inc., 3.20%, 02/10/27 (Call 11/10/26)	60	61,685
Hormel Foods Corp., 1.80%, 06/11/30 (Call 03/11/30)	50	46,669
Mondelez International Inc., 2.75%, 04/13/30 (Call 01/13/30)	25	24,655
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)	20	27,840
Tyson Foods Inc., 5.10%, 09/28/48 (Call 03/28/48)	30	35,991

		231,387

Hand & Machine Tools — 0.2%
Stanley Black & Decker Inc., 2.30%, 03/15/30 (Call 12/15/29)	30	28,868

Health Care - Products — 0.8%
Baxter International Inc., 3.13%, 12/01/51 (Call 06/01/51)(c)	20	17,952
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	100	98,543

Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 2.80%, 10/15/41 (Call 04/15/41)	$40	$36,771

		153,266

Health Care - Services — 1.3%
Aetna Inc., 3.88%, 08/15/47 (Call 02/15/47)	20	20,034
Anthem Inc.
2.55%, 03/15/31 (Call 12/15/30)	70	67,459
3.60%, 03/15/51 (Call 09/15/50)	55	54,053
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	70	62,269
4.13%, 06/15/29 (Call 03/15/29)	10	10,493
Humana Inc., 2.15%, 02/03/32 (Call 11/03/31)	40	36,744

		251,052

Insurance — 2.2%
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	65	65,415
4.50%, 07/16/44 (Call 01/16/44)	75	83,132
Chubb INA Holdings Inc., 3.05%, 12/15/61 (Call 06/15/61)	15	13,440
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	20	22,285
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	10	9,727
Marsh & McLennan Companies Inc., 4.90%, 03/15/49 (Call 09/15/48)	20	23,972
MetLife Inc.
4.05%, 03/01/45	35	37,984
5.70%, 06/15/35	40	50,357
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	15	16,367
Prudential Financial Inc., 4.35%, 02/25/50 (Call 08/25/49)	50	55,579
Travelers Companies Inc. (The), 3.05%, 06/08/51 (Call 12/08/50)	25	23,225

		401,483

Internet — 2.2%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	40	32,348
2.25%, 08/15/60 (Call 02/15/60)	25	20,119
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	25	24,110
2.10%, 05/12/31 (Call 02/12/31)	130	124,869
3.25%, 05/12/61 (Call 11/12/60)	130	123,743
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	20	20,915
4.63%, 04/13/30 (Call 01/13/30)	15	16,847
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	30	28,742
3.65%, 05/10/51 (Call 11/10/50)	20	19,021

		410,714

Machinery — 0.7%
Caterpillar Financial Services Corp., 0.90%, 03/02/26	25	23,814
Caterpillar Inc., 3.25%, 09/19/49 (Call 03/19/49)	40	39,374
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	30	32,554
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	28,968

		124,710

Manufacturing — 0.6%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	20	20,534
3.25%, 08/26/49 (Call 02/26/49)	30	28,573
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	25	26,366
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	45	45,854

		121,327

10	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media — 2.9%
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	$70	$72,297
5.20%, 09/20/47 (Call 03/20/47)	40	43,578
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	10	11,643
5.58%, 01/25/49 (Call 07/25/48)	10	12,057
Paramount Global
4.38%, 03/15/43	60	59,655
4.75%, 05/15/25 (Call 04/15/25)	50	53,388
Walt Disney Co. (The)
1.75%, 01/13/26	70	68,659
2.65%, 01/13/31	100	99,022
3.60%, 01/13/51 (Call 07/13/50)	100	101,215
3.80%, 03/22/30	15	16,082

		537,596

Mining — 0.3%
Newmont Corp., 2.25%, 10/01/30 (Call 07/01/30)	30	28,063
Rio Tinto Alcan Inc., 6.13%, 12/15/33	25	32,652

		60,715

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31 (Call 09/01/31)	15	14,590

Packaging & Containers — 0.1%
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	20	21,615

Pharmaceuticals — 12.7%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	100	101,680
4.05%, 11/21/39 (Call 05/21/39)	120	125,908
4.25%, 11/21/49 (Call 05/21/49)	110	116,699
4.70%, 05/14/45 (Call 11/14/44)	25	27,736
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	25	25,969
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	40	38,381
AstraZeneca PLC, 6.45%, 09/15/37	70	95,791
Becton Dickinson and Co.
2.82%, 05/20/30 (Call 02/20/30)	90	88,594
4.67%, 06/06/47 (Call 12/06/46)	15	16,800
Bristol-Myers Squibb Co.
3.40%, 07/26/29 (Call 04/26/29)	100	105,042
4.25%, 10/26/49 (Call 04/26/49)	90	100,698
Cigna Corp.
4.13%, 11/15/25 (Call 09/15/25)	30	31,630
4.90%, 12/15/48 (Call 06/15/48)	100	113,292
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	95	87,711
3.88%, 07/20/25 (Call 04/20/25)	25	26,136
4.78%, 03/25/38 (Call 09/25/37)	15	16,781
5.05%, 03/25/48 (Call 09/25/47)	150	174,813
5.13%, 07/20/45 (Call 01/20/45)	15	17,372
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)(a)	40	33,182
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	200	209,118
3.88%, 05/15/28	50	53,576
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	25,450
3.70%, 03/01/46 (Call 09/01/45)	110	118,296
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	50	45,614
2.90%, 12/10/61 (Call 06/10/61)	10	8,822
3.70%, 02/10/45 (Call 08/10/44)	80	83,303

Security	Par (000)	Value

Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	$40	$38,794
2.75%, 08/14/50 (Call 02/14/50)	40	36,621
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	280	287,399
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	100	106,759

		2,357,967

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	40	36,093
3.55%, 03/15/52 (Call 09/15/51)	15	14,441
American Tower Corp., 3.10%, 06/15/50 (Call 12/15/49)	30	25,117
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	55	49,870
3.65%, 02/01/26 (Call 11/03/25)	40	41,429
Brixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)	20	21,148
Crown Castle International Corp., 2.90%, 04/01/41 (Call 10/01/40)	40	34,404
Equinix Inc., 2.50%, 05/15/31 (Call 02/15/31)	40	36,967
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	140	146,517

		405,986

Retail — 5.3%
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	25	25,575
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	20	21,350
Home Depot Inc. (The), 2.75%, 09/15/51 (Call 03/15/51)	200	177,570
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	120	112,326
2.80%, 09/15/41 (Call 03/15/41)	70	61,699
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	70	68,658
3.70%, 01/30/26 (Call 10/30/25)	200	210,571
4.88%, 12/09/45 (Call 06/09/45)	15	17,169
Starbucks Corp.
3.50%, 11/15/50 (Call 05/15/50)	25	23,454
3.55%, 08/15/29 (Call 05/15/29)	80	83,145
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	20	20,116
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	150	155,589

		977,222

Semiconductors — 2.6%
Analog Devices Inc., 2.95%, 10/01/51 (Call 04/01/51)	15	13,703
Applied Materials Inc., 4.35%, 04/01/47 (Call 10/01/46)	20	23,046
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	100	94,671
2.80%, 08/12/41 (Call 02/12/41)	100	90,098
3.05%, 08/12/51 (Call 02/12/51)	80	72,791
3.73%, 12/08/47 (Call 06/08/47)	15	15,100
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	20	24,203
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	24,069
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	37,799
NVIDIA Corp., 3.50%, 04/01/40 (Call 10/01/39)	40	41,035
NXP BV/NXP Funding LLC/NXP USA Inc., 3.25%, 05/11/41 (Call 11/11/40)(c)	35	32,089
Texas Instruments Inc., 3.88%, 03/15/39 (Call 09/15/38)	20	21,711

		490,315

Software — 7.5%
Activision Blizzard Inc., 2.50%, 09/15/50 (Call 03/15/50)	20	16,844
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)	25	23,126

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	$25	$24,490
Citrix Systems Inc., 3.30%, 03/01/30 (Call 12/01/29)	35	35,218
Fidelity National Information Services Inc., 1.15%, 03/01/26 (Call 02/01/26)	100	94,386
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)	40	40,861
4.40%, 07/01/49 (Call 01/01/49)	35	37,244
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	250	221,861
3.30%, 02/06/27 (Call 11/06/26)	100	105,715
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	140	139,729
2.88%, 03/25/31 (Call 12/25/30)	200	190,383
2.95%, 04/01/30 (Call 01/01/30)	50	48,370
3.80%, 11/15/37 (Call 05/15/37)	15	14,243
3.95%, 03/25/51 (Call 09/25/50)	45	41,158
4.00%, 07/15/46 (Call 01/15/46)	220	202,347
salesforce.com Inc.
1.95%, 07/15/31 (Call 04/15/31)	40	37,793
2.90%, 07/15/51 (Call 01/15/51)	30	27,274
VMware Inc., 1.40%, 08/15/26 (Call 07/15/26)	100	94,870

		1,395,912

Telecommunications — 6.4%
Bell Telephone Co. of Canada or Bell Canada (The), 4.46%, 04/01/48 (Call 10/01/47)	15	16,576
British Telecommunications PLC, 9.63%, 12/15/30	35	49,442
Cisco Systems Inc., 5.90%, 02/15/39	35	46,654
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	30	31,576
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	25	34,577
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	30	27,513
Orange SA, 5.50%, 02/06/44 (Call 08/06/43)	30	37,610
Rogers Communications Inc., 4.35%, 05/01/49 (Call 11/01/48)	30	29,880
Telefonica Emisiones SA, 7.05%, 06/20/36	100	129,865
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	100	96,631
2.55%, 03/21/31 (Call 12/21/30)	200	191,679
2.99%, 10/30/56 (Call 04/30/56)	140	119,408
3.40%, 03/22/41 (Call 09/22/40)	150	144,392
Vodafone Group PLC
4.38%, 05/30/28	140	151,379
5.25%, 05/30/48	65	75,492

		1,182,674

Security	Par/ Shares (000)	Value

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	$25	$26,140

Transportation — 1.1%
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	50	47,508
3.25%, 04/01/26 (Call 01/01/26)	30	31,239
4.55%, 04/01/46 (Call 10/01/45)	60	65,186
United Parcel Service Inc., 3.75%, 11/15/47 (Call 05/15/47)	50	53,927

		197,860

Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 (Call 03/01/47)	15	14,981

Total Corporate Bonds & Notes — 98.0% (Cost: $19,667,303)		18,227,800

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(e)(f)	176	176,035
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(d)(e)	140	140,000

		316,035

Total Short-Term Investments — 1.7% (Cost: $316,046)		316,035

Total Investments in Securities — 99.7% (Cost: $19,983,349)		18,543,835

Other Assets, Less Liabilities — 0.3%		54,817

Net Assets — 100.0%		$18,598,652

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 11/08/21	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—		$176,058	(b)	$—	$(12)	$(11)	$176,035	176	$38	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		140,000	(b)	—	—	—	140,000	140	7		—

						$(12)	$(11)	$316,035		$45		$—

12	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Investment Grade Corporate Bond ETF

Affiliates (continued)

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments

Assets
Corporate Bonds & Notes	$—	$18,227,800	$—	$18,227,800
Money Market Funds	316,035	—	—	316,035

	$316,035	$18,227,800	$—	$18,543,835

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 08/18/25 (Call 04/18/24)	$190	$188,497
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	400	389,777
BMW Vehicle Lease Trust1.10%, 03/25/25 (Call 04/25/24)	420	415,641
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 05/15/24)	170	168,001
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 12/15/24)	75	72,232
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	100	97,236

Total Asset-Backed Securities — 0.2% (Cost: $1,354,901)		1,331,384

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.1%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52 (Call 04/15/29)	100	104,382
BBCMS Mortgage Trust, 2.32%, 09/15/54	200	190,905
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 06/15/31)	460	445,997
Benchmark Mortgage Trust
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	1,000	1,054,033
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 01/15/30)	100	99,207
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	100	92,091
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50 (Call 06/15/27)	150	152,791
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	1,000	1,034,356
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 04/15/50 (Call 01/15/25)	155	158,529
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	730	744,727
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.77%, 08/15/47 (Call 06/15/24)	75	77,127
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	172	176,954
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 12/15/26)	100	104,127
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51 (Call 06/15/28)	100	106,776
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60 (Call 02/15/27)	150	156,043
Series 2018-C44, Class A5, 4.21%, 05/15/51 (Call 04/15/28)	900	969,122
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	600	586,886

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45 (Call 04/15/23)	$75	$75,718
Series 2013-UBS1, Class A4, 4.08%, 03/15/46 (Call 11/15/23)(a)	100	102,670

		6,432,441

Total Collaterized Mortgage Obligations — 1.1% (Cost: $6,801,191)		6,432,441

Corporate Bonds & Notes

Advertising — 0.1%
Clear Channel International BV, 6.63%, 08/01/25 (Call 03/21/22)(b)	15	15,320
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(b)	80	79,898
7.50%, 06/01/29 (Call 06/01/24)(b)	65	67,462
7.75%, 04/15/28 (Call 04/15/24)(b)	60	62,623
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	30	28,449
3.38%, 03/01/41 (Call 09/01/40)	33	30,913
4.75%, 03/30/30 (Call 12/30/29)	48	53,234
5.40%, 10/01/48 (Call 04/01/48)	35	43,652
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	25	24,879
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	27	25,719
4.63%, 03/15/30 (Call 03/15/25)(b)	35	33,219
5.00%, 08/15/27 (Call 08/15/22)(b)	50	49,553
6.25%, 06/15/25 (Call 06/15/22)(b)	20	20,797
WPP Finance 2010, 3.75%, 09/19/24	25	25,890

		561,608

Aerospace & Defense — 0.1%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	30	30,761
4.95%, 08/15/25 (Call 05/15/25)	15	15,880
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	40	38,061
5.13%, 10/01/24 (Call 07/01/24)	75	78,914
5.90%, 02/01/27	35	38,005
5.95%, 02/01/37	40	44,276
6.75%, 01/15/28	20	22,253
6.88%, 05/01/25 (Call 04/01/25)	29	31,956
Maxar Space Robotics LLC, 9.75%, 12/31/23 (Call 03/21/22)(b)	30	31,907
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 04/08/22)	40	39,073
1.60%, 04/01/26 (Call 03/01/26)	20	19,280
Triumph Group Inc.
6.25%, 09/15/24 (Call 04/08/22)(b)	35	34,798
7.75%, 08/15/25 (Call 04/08/22)	25	25,133
8.88%, 06/01/24 (Call 02/01/23)(b)	51	54,429

		504,726

Agriculture — 0.0%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(b)	30	30,562

Airlines — 0.0%
Gol Finance SA, 7.00%, 01/31/25 (Call 04/07/22)(c)	50	45,200

14	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	$25	$21,305
4.25%, 03/15/29 (Call 03/15/24)(b)	25	22,003
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	50	50,664
4.88%, 05/15/26 (Call 02/15/26)(b)	53	53,935
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	30	28,393
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)(d)	35	32,662
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	65	68,656
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	10,465
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	20	19,053
4.13%, 07/15/27 (Call 04/15/27)	23	24,066
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	30	29,693
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	15	15,460
5.63%, 03/15/27 (Call 04/08/22)(b)	30	30,565
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)	45	41,375

		448,295

Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	75	78,315
BMW Finance NV
2.40%, 08/14/24 (Call 07/14/24)(b)	255	256,731
2.85%, 08/14/29 (Call 05/14/29)(b)	10	10,029
BMW U.S. Capital LLC
0.80%, 04/01/24(b)	55	53,696
1.25%, 08/12/26 (Call 07/12/26)(b)	25	23,895
2.25%, 09/15/23 (Call 07/15/23)(b)	215	216,696
2.80%, 04/11/26 (Call 01/11/26)(b)	30	30,620
3.15%, 04/18/24 (Call 03/18/24)(b)	10	10,198
3.90%, 04/09/25 (Call 03/09/25)(b)	85	88,922
4.15%, 04/09/30 (Call 01/09/30)(b)	65	70,770
BMW US Capital LLC, 2.55%, 04/01/31 (Call 01/01/31)(b)	50	48,691
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	22	20,949
1.50%, 09/01/30 (Call 06/01/30)	145	130,394
2.60%, 09/01/50 (Call 03/01/50)	95	78,402
3.65%, 10/01/23 (Call 07/01/23)	71	72,797
4.88%, 10/01/43 (Call 04/01/43)	55	66,359
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	248	250,996
PACCAR Financial Corp.
0.35%, 08/11/23	25	24,620
0.35%, 02/02/24	10	9,733
0.80%, 06/08/23	15	14,879
1.10%, 05/11/26	20	19,199
1.80%, 02/06/25	15	14,871
2.15%, 08/15/24	15	15,077
2.65%, 04/06/23	45	45,664
3.40%, 08/09/23	25	25,626
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	30	28,340

		1,706,469

Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(d)	40	37,916
6.25%, 03/15/26 (Call 03/21/22)	25	25,336
6.50%, 04/01/27 (Call 04/08/22)	35	35,787

Security	Par (000)	Value

Auto Parts & Equipment (continued)
6.88%, 07/01/28 (Call 07/01/23)(d)	$25	$25,750
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	65	54,893
4.35%, 03/15/29 (Call 12/15/28)	12	12,913
4.40%, 10/01/46 (Call 04/01/46)	2	2,062
5.40%, 03/15/49 (Call 09/15/48)	85	99,577
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	235	234,563
4.38%, 03/15/45 (Call 09/15/44)	10	10,388
5.00%, 10/01/25(b)	85	92,025
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 03/24/22)(b)	20	13,751
13.00%, 06/01/24 (Call 06/01/22)(b)	25	26,382
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/08/22)(b)	25	25,321
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	25	23,828
4.50%, 02/15/32 (Call 02/15/27)	20	18,712
5.38%, 11/15/27 (Call 11/15/22)	25	25,500
5.63%, 06/15/28 (Call 06/15/23)	25	25,644
Lear Corp.
4.25%, 05/15/29 (Call 02/15/29)	35	37,065
5.25%, 05/15/49 (Call 11/15/48)	25	28,018
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	45	43,344
3.63%, 06/15/24 (Call 03/15/24)	5	5,139
4.15%, 10/01/25 (Call 07/01/25)	102	107,868
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	20	20,445
6.25%, 06/01/25 (Call 06/01/22)(b)	20	20,791

		1,053,018

Banks — 8.8%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	225	213,237
4.75%, 07/28/25(b)	5	5,277
4.80%, 04/18/26(b)	200	213,110
Agricultural Bank of China Ltd./Hong Kong, 0.70%, 06/17/24(c)	200	194,552
Agricultural Bank Of China Ltd./Singapore, 1.25%, 03/02/26(c)	200	193,052
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)	210	215,443
4.75%, 10/12/23(b)	300	311,298
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	215	204,422
3.45%, 07/17/27(b)	210	219,918
3.45%, 01/21/28(b)	80	83,556
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	170	168,579
4.40%, 05/19/26(b)	40	42,398
4.50%, 03/19/24(b)	10	10,422
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	65	68,587
Banco de Credito del Peru
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	100	94,935
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	25	23,553
Banco do Brasil SA/Cayman, 4.63%, 01/15/25(c)	200	204,602
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(c)	200	176,304
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	202,343

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(c)	$200	$202,758
Bank of China, 3.50%, 04/20/27(c)	200	210,268
Bank of China Ltd., 5.00%, 11/13/24(c)	200	213,014
Bank of Communications Co. Ltd./Hong Kong
1.05%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(c)	200	200,786
1.32%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	200	200,898
Bank of Montreal
0.40%, 09/15/23	5	4,896
0.45%, 12/08/23	40	39,022
0.63%, 07/09/24	60	57,930
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	15	14,157
1.85%, 05/01/25	125	123,551
2.50%, 06/28/24	344	347,161
3.80%, 12/15/32 (Call 12/15/27)(a)	165	169,061
4.34%, 10/05/28 (Call 10/05/23)(a)	200	206,054
Series E, 3.30%, 02/05/24	140	143,459
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	15	14,678
0.50%, 04/26/24 (Call 03/26/24)	55	53,505
1.05%, 10/15/26 (Call 09/15/26)	5	4,755
1.60%, 04/24/25 (Call 03/24/25)	62	61,039
1.65%, 07/14/28 (Call 05/14/28)	10	9,483
1.65%, 01/28/31 (Call 10/28/30)	75	69,238
1.80%, 07/28/31 (Call 04/28/31)	25	22,966
2.10%, 10/24/24	25	25,093
2.20%, 08/16/23 (Call 06/16/23)	30	30,236
2.45%, 08/17/26 (Call 05/17/26)	85	86,037
2.80%, 05/04/26 (Call 02/04/26)	120	122,689
3.00%, 10/30/28 (Call 07/30/28)	90	90,859
3.25%, 09/11/24 (Call 08/11/24)	40	41,205
3.25%, 05/16/27 (Call 02/16/27)	110	114,325
3.30%, 08/23/29 (Call 05/23/29)	100	103,415
3.40%, 05/15/24 (Call 04/15/24)	80	82,564
3.40%, 01/29/28 (Call 10/29/27)	205	214,660
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	100	104,530
3.45%, 08/11/23	115	118,007
3.50%, 04/28/23	120	122,689
3.85%, 04/28/28	142	151,936
3.95%, 11/18/25 (Call 10/18/25)	50	53,043
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	70	72,256
Series G, 3.00%, 02/24/25 (Call 01/24/25)	110	112,894
Series J, 1.90%, 01/25/29 (Call 11/25/28)	20	19,184
Bank of Nova Scotia (The)
0.55%, 09/15/23	45	44,121
0.65%, 07/31/24	120	115,756
0.70%, 04/15/24	174	168,813
0.80%, 06/15/23	10	9,891
1.05%, 03/02/26	25	23,679
1.30%, 09/15/26	35	33,278
1.63%, 05/01/23	40	40,005
2.15%, 08/01/31	135	126,085
2.20%, 02/03/25	35	34,887
2.70%, 08/03/26	15	15,147
3.40%, 02/11/24	30	30,784
4.50%, 12/16/25	25	26,574
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(b)	235	228,051
2.38%, 11/21/24(b)	270	270,248
3.75%, 07/20/23(b)	200	205,248

Security	Par (000)	Value

Banks (continued)
BDO Unibank Inc., 2.13%, 01/13/26(c)	$200	$195,342
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	225	211,525
1.90%, 09/30/28 (Call 09/30/27), (SOFR + 1.609%)(a)(b)	200	185,936
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	50	50,037
2.82%, 01/26/41(b)	200	172,250
2.87%, 04/19/32 (Call 04/19/31), (SOFR + 1.387%)(a)(b)	220	208,914
3.05%, 01/13/31 (Call 01/13/30)(a)(b)	225	218,857
3.38%, 01/09/25(b)	25	25,478
3.50%, 03/01/23(b)	40	40,649
3.80%, 01/10/24(b)	40	41,156
4.38%, 05/12/26(b)	200	208,914
4.40%, 08/14/28(b)	230	245,737
4.63%, 03/13/27(b)	250	264,077
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	240	249,439
5.20%, 01/10/30 (Call 01/10/29), (3 mo. LIBOR US + 2.567%)(a)(b)	135	149,824
BPCE SA
1.00%, 01/20/26(b)	65	61,255
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	90	85,799
2.38%, 01/14/25(b)	440	435,332
2.70%, 10/01/29(b)	75	73,397
4.00%, 09/12/23(b)	40	41,130
4.63%, 07/11/24(b)	30	31,182
4.63%, 09/12/28(b)	325	351,933
4.88%, 04/01/26(b)	235	248,371
5.15%, 07/21/24(b)	161	169,106
5.70%, 10/22/23(b)	20	21,012
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	25,366
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	60	58,996
0.50%, 12/14/23	55	53,584
0.95%, 06/23/23	75	74,217
0.95%, 10/23/25	95	90,313
1.00%, 10/18/24	25	24,219
1.25%, 06/22/26	50	47,324
2.25%, 01/28/25	205	204,746
3.10%, 04/02/24	178	181,544
3.50%, 09/13/23	86	88,396
CBQ Finance Ltd., 2.00%, 05/12/26(c)	200	192,894
China Construction Bank Corp., 4.25%, 02/27/29 (Call 02/27/24)(a)(c)	200	207,382
China Minsheng Banking Corp. Ltd./Hong Kong, 1.69%, 03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	200	199,972
CIMB Bank Bhd, 1.01%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(c)	200	201,342
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	55	52,709
2.64%, 09/30/32 (Call 07/02/32)	80	74,466
2.85%, 07/27/26 (Call 04/27/26)	155	156,565
3.25%, 04/30/30 (Call 01/30/30)	209	211,274
4.30%, 12/03/25 (Call 11/03/25)	15	15,805
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	180	184,145
4.00%, 02/01/29 (Call 11/03/28)	120	128,774
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(c)(e)	200	199,422
Commerzbank AG, 8.13%, 09/19/23(b)	105	112,999
Cooperatieve Rabobank U.A. 1.11%, 02/24/27 (Call 02/24/26)(a)(b)	50	47,253

16	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	$300	$288,669
3.75%, 07/21/26	15	15,494
4.63%, 12/01/23	20	20,853
5.25%, 05/24/41	206	266,103
5.25%, 08/04/45	5	5,981
5.80%, 09/30/2110(b)	5	7,160
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	290	300,762
Credit Agricole SA
4.00%, 01/10/33 (Call 01/10/28)(a)(b)	10	10,081
4.38%, 03/17/25(b)	25	25,926
Credit Agricole SA/London
3.75%, 04/24/23(b)	15	15,333
4.13%, 01/10/27(b)	20	21,143
DBS Group Holdings Ltd., 4.52%, 12/11/28 (Call 12/11/23)(a)(b)	360	373,626
Development Bank of Kazakhstan JSC, 2.95%, 05/06/31(c)	200	181,958
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	35	35,052
2.70%, 02/06/30 (Call 11/06/29)	15	14,457
3.45%, 07/27/26 (Call 04/27/26)	45	46,288
4.20%, 08/08/23	20	20,628
4.65%, 09/13/28 (Call 06/13/28)	30	32,565
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25)(a)(b)	235	223,830
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	210	200,615
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	75	99,338
Emirates NBD Bank PJSC, 6.13%, (Call 04/09/26)(a)(c)(e)	200	210,650
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	205	198,434
2.05%, 02/10/25(b)	240	236,813
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(e)	200	201,914
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	20	23,072
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	170	172,718
4.00%, 05/26/25 (Call 04/26/25)	140	145,307
HSBC Bank USA N.A., 7.00%, 01/15/39	10	14,310
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	10	11,815
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	20	19,332
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	55	51,851
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	220	212,150
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	205	199,975
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	75	74,906
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	305	287,899
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(a)	240	229,298
3.60%, 05/25/23	10	10,232
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	20	20,499
3.90%, 05/25/26	35	36,414
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(a)	215	219,670
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	20	20,627
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	200	207,306
4.25%, 03/14/24	10	10,334
4.25%, 08/18/25	10	10,374
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	20	20,861
4.30%, 03/08/26	30	31,686

Security	Par (000)	Value

Banks (continued)
4.38%, 11/23/26	$420	$441,832
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	195	208,131
4.95%, 03/31/30	300	332,697
5.25%, 03/14/44	5	5,745
6.10%, 01/14/42	25	32,997
6.50%, 05/02/36	145	182,620
6.50%, 09/15/37	145	185,014
6.80%, 06/01/38	160	209,182
HSBC USA Inc., 3.50%, 06/23/24	10	10,295
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31)(a)(b)	55	50,261
2.55%, 02/04/30 (Call 11/04/29)	140	136,142
2.63%, 08/06/24 (Call 07/06/24)	346	348,626
4.00%, 05/15/25 (Call 04/15/25)	140	146,343
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(c)	200	214,838
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 1.01%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	200	200,908
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(c)	200	193,442
Industrial Bank Co. Ltd./Hong Kong, 0.88%, 06/10/24(c)	200	194,764
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	15	14,433
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	210	200,752
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	70	66,933
3.55%, 04/09/24	5	5,130
3.95%, 03/29/27	240	252,137
4.10%, 10/02/23	325	335,605
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(c)	200	206,198
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(c)	200	194,826
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(a)	25	24,553
3.90%, 04/13/29	10	10,536
KeyCorp.
2.25%, 04/06/27	156	153,719
2.55%, 10/01/29	190	184,777
4.10%, 04/30/28	75	80,494
4.15%, 10/29/25	160	169,701
KfW
0.00%, 04/18/36(f)	60	44,426
0.13%, 05/16/23(c)	10	9,867
0.25%, 04/25/23	205	202,765
0.25%, 10/19/23	295	289,572
0.25%, 03/08/24	155	151,139
0.38%, 07/18/25	370	353,346
0.50%, 09/20/24	167	162,312
0.63%, 01/22/26	204	194,871
0.75%, 09/30/30	90	81,972
1.00%, 10/01/26	50	48,282
1.38%, 08/05/24	225	223,927
1.75%, 09/14/29	95	93,957
2.00%, 05/02/25	154	155,280
2.50%, 11/20/24	320	327,331
2.63%, 02/28/24	315	321,999
2.88%, 04/03/28	149	157,414
Kookmin Bank, 4.50%, 02/01/29(c)	200	218,720
Korea Development Bank (The) 1.63%, 01/19/31	200	188,102

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.00%, 01/13/26	$200	$207,544
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	95	99,990
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	75	72,101
0.88%, 09/03/30	120	110,069
1.75%, 07/27/26	25	24,956
1.75%, 01/14/27(c)	75	74,697
1.88%, 04/17/23(c)	90	90,634
2.00%, 01/13/25	221	223,009
2.38%, 01/23/24(c)	145	147,442
2.38%, 06/10/25	80	81,530
3.13%, 11/14/23	155	159,377
Series 37, 2.50%, 11/15/27	115	118,681
Series 40, 0.50%, 05/27/25	115	110,459
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	340	337,494
3.75%, 01/11/27	230	238,761
4.34%, 01/09/48	235	240,130
4.45%, 05/08/25	400	421,048
4.55%, 08/16/28	200	216,100
4.58%, 12/10/25	220	230,683
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	120	119,996
3.05%, 03/03/36 (Call 03/03/31)(a)(b)	65	60,414
3.62%, 06/03/30(b)	15	14,830
3.90%, 01/15/26(b)	210	221,928
4.00%, 07/29/25(b)	40	42,157
4.88%, 06/10/25(b)	5	5,275
Mitsubishi UFJ Financial Group Inc.
0.85%, 09/15/24 (Call 09/15/23)(a)	15	14,724
0.95%, 07/19/25 (Call 07/19/24)(a)	5	4,828
1.41%, 07/17/25	45	43,411
1.54%, 07/20/27 (Call 07/20/26)(a)	20	18,985
2.05%, 07/17/30	200	184,242
2.19%, 02/25/25	240	238,241
2.31%, 07/20/32 (Call 07/20/31)(a)	30	27,866
2.49%, 10/13/32 (Call 10/13/31)(a)	45	42,384
2.53%, 09/13/23	205	207,167
2.76%, 09/13/26	10	10,045
2.80%, 07/18/24	15	15,193
3.20%, 07/18/29	35	35,258
3.74%, 03/07/29	95	99,340
3.75%, 07/18/39	260	271,635
3.76%, 07/26/23	35	35,961
4.05%, 09/11/28	10	10,644
4.29%, 07/26/38	20	22,208
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	69	68,056
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	40	38,865
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	95	91,623
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	305	285,758
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	35	33,810
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	139	131,769
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	259	246,754
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	270	241,269
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	145	130,713
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	55	54,262
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	250	230,895
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	10	9,081
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	15	14,174

Security	Par (000)	Value

Banks (continued)
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	$110	$106,625
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	55	55,323
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	130	113,537
3.13%, 07/27/26	40	40,756
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.485%)(a)	30	28,617
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	79	81,613
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	85	87,820
3.63%, 01/20/27	280	291,967
3.70%, 10/23/24	40	41,377
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	120	122,324
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	185	192,043
3.88%, 01/27/26	95	99,223
3.95%, 04/23/27	195	204,680
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	210	220,916
4.00%, 07/23/25	120	125,766
4.10%, 05/22/23	50	51,312
4.30%, 01/27/45	280	304,721
4.35%, 09/08/26	45	47,789
4.38%, 01/22/47	95	105,526
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	30	32,397
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 1.431%)(a)	190	208,348
5.00%, 11/24/25	195	209,773
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	125	166,802
6.25%, 08/09/26	25	28,623
6.38%, 07/24/42	130	177,330
7.25%, 04/01/32	125	167,485
Series F, 3.88%, 04/29/24	80	82,696
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	55	52,786
MUFG Bank Ltd., 3.75%, 03/10/24(b)	5	5,174
National Bank of Canada, 0.55%, 11/15/24 (Call 11/15/23)(a)	255	248,758
Nordea Bank Abp
0.63%, 05/24/24(b)	40	38,815
0.75%, 08/28/25(b)	225	213,363
1.00%, 06/09/23(b)	200	198,522
1.50%, 09/30/26(b)	30	28,588
4.63%, 09/13/33 (Call 09/13/28)(a)(b)	10	10,628
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	65	61,828
3.15%, 05/03/29 (Call 02/03/29)	196	203,958
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	160	163,085
3.65%, 08/03/28 (Call 05/03/28)	135	144,968
3.95%, 10/30/25	45	47,707
NRW Bank
0.63%, 05/19/25(c)	120	115,718
0.88%, 03/09/26(c)	25	23,993
1.88%, 07/31/24(c)	189	190,151
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	170	161,488
0.50%, 02/02/26	120	113,724
1.50%, 02/12/25	120	119,230
2.88%, 03/13/23	70	71,192
3.13%, 11/07/23	410	421,480

18	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	$35	$36,450
PNC Bank N.A.
2.70%, 10/22/29	20	19,738
3.80%, 07/25/23 (Call 06/25/23)	5	5,131
4.05%, 07/26/28	10	10,718
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	10	9,553
2.20%, 11/01/24 (Call 10/02/24)	105	105,354
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)	125	119,099
2.55%, 01/22/30 (Call 10/24/29)	210	206,495
2.60%, 07/23/26 (Call 05/23/26)	170	172,382
3.15%, 05/19/27 (Call 04/19/27)	65	67,370
3.45%, 04/23/29 (Call 01/23/29)	181	189,985
3.50%, 01/23/24 (Call 12/23/23)	159	163,633
3.90%, 04/29/24 (Call 03/29/24)	50	51,917
QNB Finance Ltd., 2.63%, 05/12/25(c)	200	200,048
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	160	149,854
2.25%, 05/18/25 (Call 04/18/25)	185	185,276
7.38%, 12/10/37	56	78,300
Shinhan Bank Co. Ltd.
3.88%, 03/24/26(c)	200	209,590
4.50%, 03/26/28(c)	200	217,904
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(c)(e)	200	205,138
Siam Commercial Bank PCL/Cayman Islands, 2.75%, 05/16/23(c)	200	201,924
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(b)	200	196,576
0.85%, 09/02/25(b)	200	190,572
Societe Generale SA
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	245	229,680
2.63%, 10/16/24(b)	31	30,875
2.63%, 01/22/25(b)	15	14,855
2.89%, 06/09/32 (Call 06/09/31)(a)(b)	275	255,524
3.00%, 01/22/30(b)	200	193,284
4.00%, 01/12/27(b)	240	248,388
4.25%, 09/14/23(b)	30	30,929
4.75%, 09/14/28(b)	100	107,759
5.00%, 01/17/24(b)	35	36,309
State Street Corp.
2.20%, 03/03/31	120	113,069
2.35%, 11/01/25 (Call 11/01/24)(a)	80	80,483
2.40%, 01/24/30	65	63,724
2.65%, 05/19/26	90	91,865
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	90	91,834
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	75	74,543
3.10%, 05/15/23	96	97,695
3.15%, 03/30/31 (Call 03/30/30), (SOFR + 2.650%)(a)	5	5,119
3.30%, 12/16/24	89	92,074
3.55%, 08/18/25	75	78,297
3.70%, 11/20/23	35	36,164
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	60	61,915
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	115	124,456
Sumitomo Mitsui Banking Corp.
3.65%, 07/23/25	35	36,421
3.95%, 01/10/24	5	5,188

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24	$10	$9,749
1.40%, 09/17/26	20	18,903
1.47%, 07/08/25	205	197,958
1.71%, 01/12/31	110	97,967
2.13%, 07/08/30	15	13,967
2.14%, 09/23/30	125	113,910
2.22%, 09/17/31	10	9,267
2.30%, 01/12/41	10	8,458
2.63%, 07/14/26	55	55,127
2.70%, 07/16/24	250	252,380
2.72%, 09/27/29	5	4,891
2.75%, 01/15/30	215	210,044
2.93%, 09/17/41	180	162,135
3.01%, 10/19/26	75	76,150
3.04%, 07/16/29	15	14,971
3.20%, 09/17/29	110	109,922
3.35%, 10/18/27	58	59,801
3.36%, 07/12/27	105	108,526
3.45%, 01/11/27	55	56,861
3.54%, 01/17/28	15	15,566
3.75%, 07/19/23	102	104,799
3.78%, 03/09/26	125	130,761
3.94%, 10/16/23	80	82,634
3.94%, 07/19/28	15	15,881
4.31%, 10/16/28	45	48,771
4.44%, 04/02/24(b)	45	46,806
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	50	51,322
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	15	14,490
1.80%, 02/02/31 (Call 11/02/30)	45	40,752
2.10%, 05/15/28 (Call 03/15/28)	55	52,654
3.13%, 06/05/30 (Call 03/05/30)	155	155,790
3.50%, 01/29/25	25	25,767
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	60	58,070
0.63%, 06/30/23(b)	50	49,390
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	15	14,313
3.90%, 11/20/23	30	31,120
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)	5	5,223
Toronto-Dominion Bank (The)
0.30%, 06/02/23	67	65,922
0.45%, 09/11/23	100	98,050
0.55%, 03/04/24	195	189,452
0.70%, 09/10/24	10	9,655
0.75%, 06/12/23	110	108,848
0.75%, 09/11/25	35	33,080
0.75%, 01/06/26	205	193,331
1.15%, 06/12/25	35	33,721
1.20%, 06/03/26	200	190,352
1.25%, 09/10/26	25	23,713
2.00%, 09/10/31	5	4,638
2.65%, 06/12/24	55	55,703
3.25%, 03/11/24	145	148,798
3.50%, 07/19/23	45	46,125
3.63%, 09/15/31 (Call 09/15/26)(a)	185	190,709
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	10	9,836
2.25%, 03/11/30 (Call 12/11/29)	60	56,893
2.64%, 09/17/29 (Call 09/17/24)(a)	15	15,059

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 04/01/24 (Call 03/01/24)	$40	$41,071
3.30%, 05/15/26 (Call 04/15/26)	20	20,703
3.63%, 09/16/25 (Call 08/16/25)	25	26,047
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	40	41,034
3.80%, 10/30/26 (Call 09/30/26)	10	10,535
4.05%, 11/03/25 (Call 09/03/25)	5	5,314
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	35	32,472
1.20%, 08/05/25 (Call 07/03/25)	70	67,490
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	150	143,296
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)	40	37,783
1.95%, 06/05/30 (Call 03/05/30)	85	79,542
2.20%, 03/16/23 (Call 02/13/23)	185	185,986
2.50%, 08/01/24 (Call 07/01/24)	118	119,351
2.85%, 10/26/24 (Call 09/26/24)	95	96,811
3.70%, 06/05/25 (Call 05/05/25)	200	208,996
3.75%, 12/06/23 (Call 11/06/23)	190	196,055
4.00%, 05/01/25 (Call 03/01/25)	30	31,485
Turkiye Is Bankasi AS, 7.00%, 06/29/28 (Call 06/29/23)(a)(c)	200	197,722
Turkiye Vakiflar Bankasi TAO, 5.25%, 02/05/25(c)	200	189,982
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	170	171,916
2.49%, 11/03/36 (Call 11/03/31)(a)	20	18,652
3.00%, 07/30/29 (Call 04/30/29)	145	146,333
3.10%, 04/27/26 (Call 03/27/26)	25	25,710
3.38%, 02/05/24 (Call 01/05/24)	10	10,281
3.70%, 01/30/24 (Call 12/29/23)	15	15,531
3.95%, 11/17/25 (Call 10/17/25)	10	10,599
Series V, 2.38%, 07/22/26 (Call 06/22/26)	195	196,344
Series X, 3.15%, 04/27/27 (Call 03/27/27)	135	139,963
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(a)(b)	200	182,092
3.13%, 08/13/30 (Call 08/13/29), (3 mo. LIBOR US + 1.468%)(a)(b)	200	198,720
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	30	28,994
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	240	246,458
3.88%, (Call 10/19/23)(a)(c)(e)	200	201,378
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	55	54,057
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	20	21,504
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	25	24,789
Wintrust Financial Corp., 4.85%, 06/06/29	20	21,060
Woori Bank, 0.75%, 02/01/26(c)	200	188,970
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	15	14,928

		53,777,440

Beverages — 0.7%
Coca-Cola Co. (The)
1.00%, 03/15/28	85	78,650
1.38%, 03/15/31	103	92,469
1.45%, 06/01/27	125	120,162
1.50%, 03/05/28	10	9,562
1.65%, 06/01/30	114	105,646
1.75%, 09/06/24	167	167,063
2.00%, 03/05/31	10	9,466
2.13%, 09/06/29	92	89,729
2.25%, 01/05/32	220	212,205
2.50%, 06/01/40	100	90,669

Security	Par (000)	Value

Beverages (continued)
2.50%, 03/15/51	$105	$89,999
2.60%, 06/01/50	141	123,649
2.75%, 06/01/60	60	52,324
2.88%, 05/05/41	10	9,500
2.90%, 05/25/27	35	36,078
3.00%, 03/05/51	30	28,522
3.38%, 03/25/27	30	31,594
3.45%, 03/25/30	120	126,978
Coca-Cola Europacific Partners PLC
0.50%, 05/05/23(b)	15	14,766
0.80%, 05/03/24(b)	20	19,427
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	15	13,093
5.25%, 11/26/43	150	179,670
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(c)	150	139,920
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 04/08/22)	30	29,236
2.25%, 03/15/31 (Call 12/15/30)	5	4,691
2.55%, 09/15/26 (Call 06/15/26)	85	85,054
3.13%, 12/15/23 (Call 10/15/23)	59	60,198
3.20%, 05/01/30 (Call 02/01/30)	80	80,926
3.35%, 03/15/51 (Call 09/15/50)	45	40,991
3.40%, 11/15/25 (Call 08/15/25)	40	41,235
3.43%, 06/15/27 (Call 03/15/27)	25	25,913
3.80%, 05/01/50 (Call 11/01/49)	35	34,430
4.06%, 05/25/23 (Call 04/25/23)	47	48,214
4.42%, 05/25/25 (Call 03/25/25)	62	65,582
4.42%, 12/15/46 (Call 06/15/46)	66	70,572
4.50%, 11/15/45 (Call 05/15/45)	35	37,502
4.60%, 05/25/28 (Call 02/25/28)	49	53,577
4.99%, 05/25/38 (Call 11/25/37)	89	101,629
5.09%, 05/25/48 (Call 11/25/47)	27	31,596
PepsiCo Inc.
0.40%, 10/07/23	30	29,471
0.75%, 05/01/23	100	99,290
1.40%, 02/25/31 (Call 11/25/30)	20	18,175
1.63%, 05/01/30 (Call 02/01/30)	148	137,994
1.95%, 10/21/31 (Call 07/21/31)	210	198,752
2.25%, 03/19/25 (Call 02/19/25)	52	52,528
2.38%, 10/06/26 (Call 07/06/26)	134	135,892
2.63%, 03/19/27 (Call 01/19/27)	53	54,234
2.63%, 07/29/29 (Call 04/29/29)	54	54,607
2.75%, 03/01/23	91	92,329
2.75%, 04/30/25 (Call 01/30/25)	25	25,531
2.75%, 03/19/30 (Call 12/19/29)	137	138,963
2.75%, 10/21/51 (Call 04/21/51)	205	188,356
2.85%, 02/24/26 (Call 11/24/25)	95	97,931
2.88%, 10/15/49 (Call 04/15/49)	65	61,268
3.00%, 10/15/27 (Call 07/15/27)	112	116,465
3.38%, 07/29/49 (Call 01/29/49)	32	32,364
3.45%, 10/06/46 (Call 04/06/46)	31	31,962
3.50%, 07/17/25 (Call 04/17/25)	90	94,036
3.60%, 03/01/24 (Call 12/01/23)	30	31,009
3.60%, 08/13/42	5	5,259
3.63%, 03/19/50 (Call 09/19/49)	46	49,166
3.88%, 03/19/60 (Call 09/19/59)	25	27,921
4.00%, 05/02/47 (Call 11/02/46)	20	22,451

		4,448,441

20	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	$25	$23,410
1.90%, 02/21/25 (Call 01/21/25)	95	94,433
2.20%, 02/21/27 (Call 12/21/26)	133	131,091
2.25%, 08/19/23 (Call 06/19/23)	60	60,515
2.30%, 02/25/31 (Call 11/25/30)	36	34,032
2.45%, 02/21/30 (Call 11/21/29)	70	67,585
2.60%, 08/19/26 (Call 05/19/26)	62	62,561
2.77%, 09/01/53 (Call 03/01/53)	90	73,121
2.80%, 08/15/41 (Call 02/15/41)	65	57,063
3.00%, 01/15/52 (Call 07/15/51)	5	4,285
3.13%, 05/01/25 (Call 02/01/25)	37	37,845
3.15%, 02/21/40 (Call 08/21/39)	197	183,338
3.20%, 11/02/27 (Call 08/02/27)	60	61,912
3.38%, 02/21/50 (Call 08/21/49)	127	116,483
3.63%, 05/22/24 (Call 02/22/24)	94	97,126
4.40%, 05/01/45 (Call 11/01/44)	117	125,037
4.56%, 06/15/48 (Call 12/15/47)	65	71,278
4.66%, 06/15/51 (Call 12/15/50)	257	288,303
4.95%, 10/01/41	86	98,780
5.15%, 11/15/41 (Call 05/15/41)	87	101,016
6.40%, 02/01/39	5	6,760
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	89	81,469
3.15%, 05/01/50 (Call 11/01/49)	100	82,691
3.25%, 02/15/51 (Call 08/15/50)(b)	99	83,281
4.05%, 09/15/25 (Call 06/15/25)	65	67,951
5.20%, 09/15/45 (Call 03/15/45)	25	28,253
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	20	18,858
Illumina Inc.
0.55%, 03/23/23	85	83,886
2.55%, 03/23/31 (Call 12/23/30)	25	23,611
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	104	92,858
2.80%, 09/15/50 (Call 03/15/50)	66	54,452

		2,413,284

Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	20	20,069
Boral Finance Pty Ltd., 3.75%, 05/01/28 (Call 02/01/28)(b)	35	36,065
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	75	71,760
5.00%, 03/01/30 (Call 03/01/25)(b)	35	35,882
6.75%, 06/01/27 (Call 06/01/22)(b)	44	45,712
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	83	82,898
2.49%, 02/15/27 (Call 12/15/26)	15	14,938
2.70%, 02/15/31 (Call 11/15/30)	60	58,016
2.72%, 02/15/30 (Call 11/15/29)	64	62,236
3.38%, 04/05/40 (Call 10/05/39)	94	88,410
3.58%, 04/05/50 (Call 10/05/49)	112	106,425
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	35	33,504
CRH America Finance Inc.
3.95%, 04/04/28 (Call 01/04/28)(b)	15	15,891
4.40%, 05/09/47 (Call 11/09/46)(b)	10	10,948
4.50%, 04/04/48 (Call 10/04/47)(b)	10	11,179
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	62	62,921
4.00%, 09/21/23 (Call 08/21/23)	45	46,271
4.00%, 06/15/25 (Call 03/15/25)	47	49,142

Security	Par (000)	Value

Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(b)	$25	$25,172
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 04/08/22)(b)	25	24,540
4.88%, 12/15/27 (Call 12/15/22)(b)	25	24,304
6.25%, 05/15/25 (Call 05/15/22)(b)	15	15,457
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	149	143,386
1.70%, 08/01/27 (Call 06/01/27)	27	25,739
3.00%, 11/15/23 (Call 09/15/23)	37	37,546
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	20	18,720
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	22	20,708
3.20%, 07/15/51 (Call 01/15/51)	57	50,997
3.45%, 06/01/27 (Call 03/01/27)	35	36,448
4.25%, 07/02/24 (Call 04/02/24)	5	5,222
4.25%, 12/15/47 (Call 06/15/47)	10	10,463
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	32	30,681
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	154	139,541
2.00%, 02/15/31 (Call 11/15/30)	15	13,547
3.50%, 11/15/27 (Call 08/15/27)	35	35,951
4.50%, 05/15/47 (Call 11/15/46)	65	70,068
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	25	23,196
5.38%, 02/01/28 (Call 02/01/23)(b)	35	35,769
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	134	137,907
3.88%, 06/01/30 (Call 03/01/30)	40	41,819
3.95%, 08/15/29 (Call 05/15/29)	5	5,241
4.20%, 12/01/24 (Call 09/01/24)	39	40,714
4.30%, 07/15/47 (Call 01/15/47)	45	47,064
4.40%, 01/30/48 (Call 07/30/47)	65	68,992
7.00%, 12/01/36	25	32,876
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	35	32,913
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(b)	10	10,840
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	40	40,226
6.50%, 03/15/27 (Call 03/21/22)(b)	25	25,780
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	10	10,359
3.90%, 04/01/27 (Call 01/01/27)	165	173,864
4.50%, 06/15/47 (Call 12/15/46)	27	29,735
4.70%, 03/01/48 (Call 09/01/47)	5	5,662

		2,343,714

Chemicals — 0.7%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(b)	20	20,154
3.50%, 09/27/46 (Call 03/27/46)(b)	15	15,409
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	105	102,698
1.85%, 05/15/27 (Call 03/15/27)	103	100,881
2.05%, 05/15/30 (Call 02/15/30)	64	61,166
2.70%, 05/15/40 (Call 11/15/39)	85	78,068
2.80%, 05/15/50 (Call 11/15/49)	50	44,830
3.35%, 07/31/24 (Call 04/30/24)	55	56,672
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	50	45,890

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	$30	$30,109
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	25	23,514
3.50%, 05/08/24 (Call 04/08/24)	80	81,618
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	189	195,834
4.49%, 11/15/25 (Call 09/15/25)	165	175,840
4.73%, 11/15/28 (Call 08/15/28)	147	162,808
5.32%, 11/15/38 (Call 05/15/38)	114	135,690
5.42%, 11/15/48 (Call 05/15/48)	95	119,474
Ecolab Inc., 2.70%, 12/15/51 (Call 06/15/51)	150	130,894
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	20	19,906
4.25%, 10/15/28 (Call 10/15/23)	20	19,041
Ingevity Corp.
3.88%, 11/01/28 (Call 11/01/23)(b)	30	28,246
4.50%, 02/01/26 (Call 04/08/22)(b)	20	19,846
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	70	66,630
1.83%, 10/15/27 (Call 08/15/27)(b)	90	85,170
2.30%, 11/01/30 (Call 08/01/30)(b)	124	115,256
3.20%, 05/01/23 (Call 02/01/23)	10	10,119
3.27%, 11/15/40 (Call 05/15/40)(b)	77	71,055
3.47%, 12/01/50 (Call 06/01/50)(b)	81	73,986
4.38%, 06/01/47 (Call 12/01/46)	60	62,999
4.45%, 09/26/28 (Call 06/26/28)	15	16,273
5.00%, 09/26/48 (Call 03/26/48)	45	51,337
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(b)	20	20,600
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	29	25,813
2.00%, 08/10/50 (Call 02/10/50)	30	23,751
2.65%, 02/05/25 (Call 11/05/24)	35	35,614
3.20%, 01/30/26 (Call 10/30/25)	90	93,373
3.55%, 11/07/42 (Call 05/07/42)	25	25,873
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	45	45,792
5.25%, 12/15/29 (Call 09/15/29)	45	45,639
5.65%, 12/01/44 (Call 06/01/44)	20	18,782
Nutrien Ltd.
1.90%, 05/13/23	15	15,026
2.95%, 05/13/30 (Call 02/13/30)	119	119,154
3.00%, 04/01/25 (Call 01/01/25)	20	20,338
3.95%, 05/13/50 (Call 11/13/49)	65	68,078
4.00%, 12/15/26 (Call 09/15/26)	15	15,977
4.13%, 03/15/35 (Call 09/15/34)	50	53,894
4.20%, 04/01/29 (Call 01/01/29)	55	59,627
4.90%, 06/01/43 (Call 12/01/42)	5	5,813
5.00%, 04/01/49 (Call 10/01/48)	46	55,706
5.25%, 01/15/45 (Call 07/15/44)	29	35,150
5.63%, 12/01/40	5	6,231
5.88%, 12/01/36	30	37,862
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	20	20,013
Phosagro OAO Via Phosagro Bond Funding DAC, 3.95%, 04/24/23 (Call 01/24/23)(c)	200	81,272
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	40	38,185
2.40%, 08/15/24 (Call 07/15/24)	15	15,119
2.55%, 06/15/30 (Call 03/15/30)	100	97,550

Security	Par (000)	Value

Chemicals (continued)
3.20%, 03/15/23 (Call 02/15/23)	$25	$25,430
3.75%, 03/15/28 (Call 12/15/27)	169	181,486
SABIC Capital II BV, 4.50%, 10/10/28(c)	200	218,396
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	25	23,732
2.90%, 03/15/52 (Call 09/15/51)	50	42,876
2.95%, 08/15/29 (Call 05/15/29)	10	10,028
3.30%, 05/15/50 (Call 11/15/49)	30	27,561
3.45%, 08/01/25 (Call 05/01/25)	10	10,291
3.45%, 06/01/27 (Call 03/01/27)	30	31,214
3.80%, 08/15/49 (Call 02/15/49)	20	19,925
4.50%, 06/01/47 (Call 12/01/46)	75	82,036
4.55%, 08/01/45 (Call 02/01/45)	16	17,524
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	40	42,371
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
5.13%, 04/01/29 (Call 04/01/24)(b)	30	28,442
5.38%, 09/01/25 (Call 04/08/22)(b)	30	30,245
Tronox Inc.
4.63%, 03/15/29 (Call 03/15/24)(b)	75	70,836
6.50%, 05/01/25 (Call 04/04/22)(b)	30	31,106
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	70	69,586
3.80%, 06/06/26 (Call 03/06/26)(b)	15	15,582
4.75%, 06/01/28 (Call 03/01/28)(b)	230	247,669

		4,527,981

Commercial Services — 0.9%
ADT Security Corp. (The)
4.13%, 06/15/23	40	40,787
4.13%, 08/01/29 (Call 08/01/28)(b)	60	56,757
4.88%, 07/15/32(b)	40	37,454
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	20	18,990
4.63%, 10/01/27 (Call 10/01/22)(b)	30	29,925
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(b)	15	14,159
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)	20	18,413
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	50	44,913
6.75%, 02/15/27 (Call 02/15/23)(b)	40	41,083
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	35	34,605
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	5	4,601
4.25%, 11/01/29 (Call 11/01/24)(b)	5	5,163
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	111	99,890
1.70%, 05/15/28 (Call 03/15/28)	7	6,748
3.38%, 09/15/25 (Call 06/15/25)	87	90,815
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)	35	33,471
5.38%, 03/01/29 (Call 03/01/24)(b)	40	39,326
5.75%, 07/15/27 (Call 07/15/22)(b)	45	45,369
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	55	52,509
3.88%, 08/15/30 (Call 05/15/30)	5	5,068
5.25%, 10/01/25 (Call 07/01/25)	25	26,965
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	70	67,882
3.50%, 06/01/31 (Call 03/01/31)(b)	55	51,664
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	30	28,306

22	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	$35	$36,956
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	35	36,073
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	117	115,293
3.85%, 06/15/25 (Call 05/15/25)(b)	12	12,404
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	44	44,491
3.30%, 12/01/26 (Call 09/01/26)(b)	25	25,736
3.80%, 11/01/25 (Call 08/01/25)(b)	37	38,671
3.85%, 11/15/24 (Call 08/15/24)(b)	55	57,115
4.20%, 11/01/46 (Call 05/01/46)(b)	47	50,044
4.50%, 02/15/45 (Call 08/15/44)(b)	70	76,902
6.70%, 06/01/34(b)	5	6,510
7.00%, 10/15/37(b)	20	27,874
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	35	34,001
3.75%, 10/01/30 (Call 10/01/25)(b)	50	48,625
4.50%, 07/01/28 (Call 07/01/23)(b)	50	50,629
Graham Holdings Co., 5.75%, 06/01/26 (Call 03/21/22)(b)	25	25,649
Grand Canyon University
4.13%, 10/01/24	25	25,335
5.13%, 10/01/28 (Call 08/01/28)	25	25,046
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(b)	100	95,428
2.65%, 07/15/31 (Call 04/15/31)(b)	25	23,196
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	70	71,982
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(b)	45	43,093
5.00%, 12/01/29 (Call 12/01/24)(b)	60	55,940
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	25	25,821
4.00%, 03/01/26 (Call 12/01/25)(b)	25	26,463
4.13%, 08/01/23 (Call 07/01/23)	25	25,718
4.25%, 05/01/29 (Call 02/01/29)	40	43,621
4.75%, 02/15/25 (Call 11/15/24)(b)	60	63,775
4.75%, 08/01/28 (Call 05/01/28)	50	56,011
5.00%, 11/01/22 (Call 08/01/22)(b)	15	15,243
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	25	24,738
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	72	54,527
3.10%, 11/29/61 (Call 05/29/61)	25	21,281
3.25%, 01/15/28 (Call 10/15/27)	12	12,447
3.25%, 05/20/50 (Call 11/20/49)	36	32,782
3.75%, 03/24/25 (Call 02/24/25)	40	41,725
4.25%, 02/01/29 (Call 11/01/28)	2	2,165
4.88%, 02/15/24 (Call 11/15/23)	29	30,411
4.88%, 12/17/48 (Call 06/17/48)	19	22,371
5.25%, 07/15/44	42	50,692
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 04/08/22)(b)	35	35,235
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(b)	40	35,967
4.75%, 07/15/31 (Call 07/15/26)(b)	40	35,750
5.63%, 10/01/28 (Call 10/01/23)(b)	60	58,051
5.88%, 10/01/30 (Call 10/01/25)(b)	45	43,597
PayPal Holdings Inc.
1.35%, 06/01/23	158	157,660
1.65%, 06/01/25 (Call 05/01/25)	59	57,823
2.30%, 06/01/30 (Call 03/01/30)	64	61,021
2.40%, 10/01/24 (Call 09/01/24)	76	76,660

Security	Par (000)	Value

Commercial Services (continued)
2.65%, 10/01/26 (Call 08/01/26)	$90	$90,946
2.85%, 10/01/29 (Call 07/01/29)	74	73,752
3.25%, 06/01/50 (Call 12/01/49)	72	67,460
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	55	50,939
5.25%, 04/15/24(b)	50	51,104
5.75%, 04/15/26(b)	85	87,343
6.25%, 01/15/28 (Call 01/15/23)(b)	85	82,041
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	25	22,653
2.90%, 10/01/30 (Call 07/01/30)	46	44,110
3.05%, 10/01/41 (Call 04/01/41)	25	21,777
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	30	30,023
3.50%, 03/16/23 (Call 02/16/23)	95	96,614
4.00%, 03/18/29 (Call 12/18/28)	157	167,318
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 04/08/22)(b)	20	20,330
RR Donnelley & Sons Co.
6.13%, 11/01/26 (Call 11/01/23)(b)	30	31,964
8.25%, 07/01/27 (Call 07/01/23)(d)	20	23,012
8.50%, 04/15/29(b)	20	30,542
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	24	21,329
2.30%, 08/15/60 (Call 02/15/60)	90	67,706
2.50%, 12/01/29 (Call 09/01/29)	5	4,907
2.95%, 01/22/27 (Call 10/22/26)	12	12,330
3.25%, 12/01/49 (Call 06/01/49)	71	68,070
4.00%, 06/15/25 (Call 03/15/25)	57	60,038
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	55	50,828
4.00%, 05/15/31 (Call 05/15/26)	50	47,831
4.63%, 12/15/27 (Call 12/15/22)	25	25,352
5.13%, 06/01/29 (Call 06/01/24)	50	51,395
7.50%, 04/01/27	5	5,777
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	45	43,451
2.72%, 04/16/31 (Call 01/16/31)(b)	10	9,654
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(b)	40	41,666
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	15	14,857
Transurban Finance Co. Pty Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	42	39,561
3.38%, 03/22/27 (Call 12/22/26)(b)	93	96,147
4.13%, 02/02/26 (Call 11/02/25)(b)	7	7,432
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	35	32,915
Triton Container International Ltd.
0.80%, 08/01/23(b)	70	68,727
1.15%, 06/07/24 (Call 05/07/24)(b)	50	48,644
2.05%, 04/15/26 (Call 03/15/26)(b)	162	157,362
3.15%, 06/15/31 (Call 03/15/31)(b)	75	72,274
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	45	42,767
3.88%, 11/15/27 (Call 11/15/22)	36	36,516
3.88%, 02/15/31 (Call 08/15/25)	65	62,833
4.00%, 07/15/30 (Call 07/15/25)	50	49,129
4.88%, 01/15/28 (Call 01/15/23)	100	102,075
5.25%, 01/15/30 (Call 01/15/25)	55	57,231
5.50%, 05/15/27 (Call 05/15/22)	60	61,973

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	$29	$27,970
4.00%, 06/15/25 (Call 03/15/25)	60	62,416
4.13%, 03/15/29 (Call 12/15/28)	70	74,632
5.50%, 06/15/45 (Call 12/15/44)	17	21,146
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	35	29,566
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	20	19,708

		5,721,554

Computers — 0.5%
Austin BidCo Inc., 7.13%, 12/15/28 (Call 12/15/23)(b)	20	19,650
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	35	34,144
4.00%, 07/01/29 (Call 07/01/24)(b)	35	34,474
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)(b)	20	19,026
2.30%, 09/14/31 (Call 06/14/31)(b)	5	4,618
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	50	46,867
Dell Inc.
6.50%, 04/15/38	45	51,857
7.10%, 04/15/28	20	23,345
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(b)	100	84,545
4.00%, 07/15/24 (Call 06/15/24)	22	22,828
4.90%, 10/01/26 (Call 08/01/26)	52	56,360
5.30%, 10/01/29 (Call 07/01/29)	105	117,535
5.45%, 06/15/23 (Call 04/15/23)	23	23,942
5.85%, 07/15/25 (Call 06/15/25)	77	84,629
6.02%, 06/15/26 (Call 03/15/26)	149	166,643
6.10%, 07/15/27 (Call 05/15/27)	42	48,387
6.20%, 07/15/30 (Call 04/15/30)	64	75,780
8.10%, 07/15/36 (Call 01/15/36)	46	63,674
8.35%, 07/15/46 (Call 01/15/46)	41	62,391
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/08/22)(d)	35	34,529
9.38%, 07/15/25 (Call 07/15/22)(b)	20	20,723
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	20	19,088
2.38%, 09/15/28 (Call 07/15/28)	10	9,497
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	40	23,627
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	22	20,632
2.20%, 03/15/31 (Call 12/15/30)	12	11,039
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	58	57,099
1.75%, 04/01/26 (Call 03/01/26)	70	67,581
2.25%, 04/01/23 (Call 03/01/23)	63	63,382
4.45%, 10/02/23 (Call 09/02/23)	77	79,874
4.90%, 10/15/25 (Call 07/15/25)	54	57,993
6.20%, 10/15/35 (Call 04/15/35)	114	136,407
6.35%, 10/15/45 (Call 04/15/45)	161	192,162
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	90	89,430
2.65%, 06/17/31 (Call 03/17/31)	7	6,570
3.00%, 06/17/27 (Call 04/17/27)	70	70,603
3.40%, 06/17/30 (Call 03/17/30)	127	128,173
6.00%, 09/15/41	61	73,148
Lenovo Group Ltd., 3.42%, 11/02/30 (Call 08/02/30)(c)	200	192,550
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	30	29,488

Security	Par (000)	Value

Computers (continued)
5.13%, 04/15/29 (Call 04/15/24)(b)	$75	$74,143
5.25%, 10/01/30 (Call 10/01/25)(b)	32	30,932
5.75%, 09/01/27 (Call 09/01/22)(b)	30	30,466
6.13%, 09/01/29 (Call 09/01/24)(b)	30	31,141
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	55	53,914
2.70%, 06/22/30 (Call 03/22/30)	62	60,014
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	35	31,920
3.38%, 07/15/31 (Call 01/15/26)	25	22,795
4.09%, 06/01/29 (Call 03/01/29)	30	28,882
4.13%, 01/15/31 (Call 10/15/30)	35	33,453
4.75%, 06/01/23	35	35,972
4.75%, 01/01/25	25	25,752
4.88%, 03/01/24 (Call 01/01/24)	30	30,929
4.88%, 06/01/27 (Call 03/01/27)	15	15,488
5.75%, 12/01/34 (Call 06/01/34)	35	36,486
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	42	39,694
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	175	181,804

		3,188,075

Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	15	15,102
3.70%, 08/01/47 (Call 02/01/47)	79	86,777
4.00%, 08/15/45	27	30,430
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	30	28,229
5.50%, 06/01/28 (Call 06/01/23)(b)	60	60,494
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	15	14,107
2.00%, 12/01/24 (Call 11/01/24)	72	72,320
2.38%, 12/01/29 (Call 09/01/29)	59	57,952
2.60%, 04/15/30 (Call 01/15/30)	70	69,549
3.13%, 12/01/49 (Call 06/01/49)	35	34,147
3.15%, 03/15/27 (Call 12/15/26)	58	60,307
4.15%, 03/15/47 (Call 09/15/46)	65	73,472
4.38%, 06/15/45 (Call 12/15/44)	30	34,535
6.00%, 05/15/37	5	6,687

		644,108

Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	20	20,574
5.75%, 05/15/25 (Call 05/15/22)(b)	50	51,242
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	30	29,951
4.50%, 10/24/28 (Call 07/24/28)(b)	35	37,744
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	80	74,845
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(b)	35	35,622
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 04/08/22)(b)	60	60,797
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	20	17,977
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(b)	35	34,825
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	170	168,623
3.75%, 05/15/46 (Call 11/15/45)	40	41,567
4.20%, 05/15/47 (Call 11/15/46)	5	5,557
4.60%, 06/15/45 (Call 12/15/44)	12	13,843

		593,167

24	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	$25	$24,437
1.75%, 01/30/26 (Call 12/30/25)	155	147,047
2.45%, 10/29/26 (Call 09/29/26)	5	4,818
2.88%, 08/14/24 (Call 07/14/24)	165	165,508
3.00%, 10/29/28 (Call 08/29/28)	200	192,606
3.30%, 01/30/32 (Call 10/30/31)	165	156,526
3.65%, 07/21/27 (Call 04/21/27)	20	20,332
3.85%, 10/29/41 (Call 04/29/41)	150	137,928
4.45%, 04/03/26 (Call 02/03/26)	10	10,426
4.50%, 09/15/23 (Call 08/15/23)	160	165,056
4.63%, 10/15/27 (Call 08/15/27)	155	164,729
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	110	111,327
3.50%, 08/01/25	20	20,702
4.25%, 02/15/24	80	83,356
AIG Global Funding
0.45%, 12/08/23(b)	10	9,767
0.65%, 06/17/24(b)	30	28,931
0.90%, 09/22/25(b)	45	42,479
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	20	19,202
1.88%, 08/15/26 (Call 07/15/26)	120	114,085
2.10%, 09/01/28 (Call 07/01/28)	25	23,022
2.88%, 01/15/26 (Call 12/15/25)	5	4,987
2.88%, 01/15/32 (Call 10/15/31)	25	23,416
3.00%, 02/01/30 (Call 11/01/29)	70	66,856
3.25%, 03/01/25 (Call 01/01/25)	35	35,320
3.25%, 10/01/29 (Call 07/01/29)	75	73,324
3.63%, 04/01/27 (Call 01/01/27)	5	5,099
3.75%, 06/01/26 (Call 04/01/26)	10	10,271
3.88%, 07/03/23 (Call 06/03/23)	5	5,103
4.25%, 09/15/24 (Call 06/15/24)	5	5,179
4.63%, 10/01/28 (Call 07/01/28)	10	10,576
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	125	123,510
2.20%, 11/02/28 (Call 09/02/28)	10	9,378
3.05%, 06/05/23 (Call 05/05/23)	105	106,233
3.88%, 05/21/24 (Call 04/21/24)	115	118,654
4.63%, 03/30/25	75	78,972
5.13%, 09/30/24	105	111,380
5.75%, 11/20/25 (Call 10/21/25)	75	79,692
5.80%, 05/01/25 (Call 04/01/25)	164	177,541
8.00%, 11/01/31	230	301,917
American Express Co.
0.75%, 11/03/23	10	9,847
1.65%, 11/04/26 (Call 10/04/26)	15	14,519
2.50%, 07/30/24 (Call 06/30/24)	55	55,655
3.00%, 10/30/24 (Call 09/29/24)	175	178,972
3.13%, 05/20/26 (Call 04/20/26)	80	82,176
3.30%, 05/03/27 (Call 04/03/27)(b)	154	158,910
3.40%, 02/22/24 (Call 01/22/24)	115	118,233
3.63%, 12/05/24 (Call 11/04/24)	39	40,373
3.70%, 08/03/23 (Call 07/03/23)	126	129,383
4.05%, 12/03/42	230	252,570
4.20%, 11/06/25 (Call 10/06/25)	110	117,023
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	95	97,282
3.00%, 04/02/25 (Call 03/02/25)	50	50,900
3.70%, 10/15/24	70	72,920

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 10/15/23	$196	$202,568
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	185	176,150
1.95%, 09/20/26 (Call 08/20/26)(b)	20	18,815
3.50%, 11/01/27 (Call 07/01/27)(b)	80	79,072
4.13%, 08/01/25 (Call 06/01/25)(b)	90	92,425
4.38%, 01/30/24 (Call 12/30/23)(b)	70	71,827
4.88%, 10/01/25 (Call 07/01/25)(b)	86	90,135
5.50%, 12/15/24 (Call 11/15/24)(b)	50	53,180
B3 S.A. Brasil Bolsa Balcao, 4.13%, 09/20/31(c)	200	180,104
Bocom Leasing Management Hong Kong Co. Ltd., 1.13%, 06/18/24(c)	200	194,594
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	10	9,480
1.15%, 05/13/26 (Call 04/13/26)	40	38,396
1.65%, 03/11/31 (Call 12/11/30)	165	149,822
2.00%, 03/20/28 (Call 01/20/28)	45	43,704
2.30%, 05/13/31 (Call 02/13/31)	15	14,361
2.75%, 10/01/29 (Call 07/01/29)	10	9,983
3.00%, 03/10/25 (Call 12/10/24)	5	5,121
3.20%, 03/02/27 (Call 12/02/26)	55	57,047
3.20%, 01/25/28 (Call 10/25/27)	189	196,726
3.25%, 05/22/29 (Call 02/22/29)	15	15,442
3.30%, 04/01/27 (Call 01/01/27)	20	20,846
3.45%, 02/13/26 (Call 11/13/25)	35	36,555
3.55%, 02/01/24 (Call 01/01/24)	40	41,255
3.85%, 05/21/25 (Call 03/21/25)	55	57,782
4.00%, 02/01/29 (Call 11/01/28)	10	10,790
4.20%, 03/24/25 (Call 02/24/25)	90	95,491
4.63%, 03/22/30 (Call 12/22/29)	75	85,066
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	35	32,887
4.10%, 06/15/51 (Call 12/15/50)	55	52,326
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(c)	200	195,108
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	105	107,806
3.75%, 06/15/28 (Call 03/15/28)	45	48,184
4.15%, 06/15/48 (Call 12/15/47)	15	17,174
5.30%, 09/15/43 (Call 03/15/43)	15	19,160
Coinbase Global Inc., 3.63%, 10/01/31 (Call 10/01/26)(b)	50	44,089
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	70	73,387
4.50%, 01/30/26 (Call 11/30/25)	20	21,286
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	15	15,537
3.63%, 06/15/23	35	35,761
Franklin Resources Inc.
2.85%, 03/30/25	50	50,988
2.94%, 10/30/30 (Call 07/30/30)	95	85,018
3.35%, 08/12/51 (Call 02/12/51)	10	8,643
Haitong International Securities Group Ltd., 3.38%, 07/19/24(c)	200	203,518
ICBCIL Finance Co. Ltd., 1.75%, 08/02/26(c)	200	191,012
Intercontinental Exchange Inc.
0.70%, 06/15/23	85	84,034
1.85%, 09/15/32 (Call 06/15/32)	85	76,012
2.10%, 06/15/30 (Call 03/15/30)	80	75,514
2.65%, 09/15/40 (Call 03/15/40)	92	81,634
3.00%, 06/15/50 (Call 12/15/49)	65	57,947
3.00%, 09/15/60 (Call 03/15/60)	20	17,141

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.10%, 09/15/27 (Call 06/15/27)	$84	$86,255
3.45%, 09/21/23 (Call 08/21/23)	40	40,995
3.75%, 12/01/25 (Call 09/01/25)	100	104,949
3.75%, 09/21/28 (Call 06/21/28)	30	31,814
4.00%, 10/15/23	90	93,153
4.25%, 09/21/48 (Call 03/21/48)	130	143,806
Invesco Finance PLC
3.75%, 01/15/26	64	67,058
4.00%, 01/30/24	134	138,288
5.38%, 11/30/43	30	35,791
Janus Henderson US Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	50	53,325
Legg Mason Inc.
4.75%, 03/15/26	80	87,047
5.63%, 01/15/44	64	79,798
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	20	19,419
4.38%, 05/15/31 (Call 05/15/26)(b)	50	48,809
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	20	19,399
1.38%, 04/06/26 (Call 03/06/26)(b)	15	14,241
2.00%, 04/06/28 (Call 02/06/28)(b)	235	224,014
2.50%, 04/06/31 (Call 01/06/31)(b)	25	23,889
3.20%, 04/06/41 (Call 10/06/40)(b)	20	18,848
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	37	35,204
2.00%, 03/03/25 (Call 02/03/25)	70	70,196
2.00%, 11/18/31 (Call 08/18/31)	10	9,458
2.95%, 11/21/26 (Call 08/21/26)	64	66,396
2.95%, 06/01/29 (Call 03/01/29)	69	70,907
2.95%, 03/15/51 (Call 09/15/50)	12	11,395
3.30%, 03/26/27 (Call 01/26/27)	62	65,160
3.35%, 03/26/30 (Call 12/26/29)	84	88,131
3.38%, 04/01/24	92	95,136
3.50%, 02/26/28 (Call 11/26/27)	55	58,546
3.65%, 06/01/49 (Call 12/01/48)	70	73,964
3.80%, 11/21/46 (Call 05/21/46)	34	36,384
3.85%, 03/26/50 (Call 09/26/49)	84	91,218
3.95%, 02/26/48 (Call 08/26/47)	37	40,476
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(b)	10	10,295
3.97%, 04/13/30 (Call 01/13/30)(b)	10	10,824
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	65	67,974
4.50%, 06/20/28 (Call 03/20/28)	155	167,391
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	95	83,820
2.50%, 12/21/40 (Call 06/21/40)	61	51,305
3.25%, 04/28/50 (Call 10/28/49)	40	36,260
3.85%, 06/30/26 (Call 03/30/26)	90	94,250
4.25%, 06/01/24 (Call 03/01/24)	75	78,160
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	42	39,585
5.50%, 08/15/28 (Call 08/15/23)(b)	60	59,980
5.75%, 11/15/31 (Call 11/15/26)(b)	40	39,147
6.00%, 01/15/27 (Call 01/15/23)(b)	30	30,470
Nomura Holdings Inc.
1.65%, 07/14/26	90	85,498
1.85%, 07/16/25	195	189,741
2.65%, 01/16/25	35	35,110

Security	Par (000)	Value

Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	$30	$26,760
5.38%, 10/15/25 (Call 10/15/22)(b)	30	29,969
5.75%, 09/15/31 (Call 09/15/26)(b)	40	37,710
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	20	19,458
7.38%, 09/01/25 (Call 09/01/22)(b)	30	31,497
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	36	35,812
4.65%, 04/01/30 (Call 01/01/30)	106	116,604
4.95%, 07/15/46	5	5,754
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	25	23,974
4.20%, 10/29/25 (Call 09/29/25)	35	35,549
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	20	21,069
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	25	23,229
3.70%, 08/04/26 (Call 05/04/26)	10	10,189
3.95%, 12/01/27 (Call 09/01/27)	45	46,420
4.25%, 08/15/24 (Call 05/15/24)	15	15,521
4.38%, 03/19/24 (Call 02/19/24)	150	155,184
4.50%, 07/23/25 (Call 04/23/25)	40	41,950
5.15%, 03/19/29 (Call 12/19/28)	50	54,687
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	110	101,905
1.10%, 02/15/31 (Call 11/15/30)	85	75,313
1.90%, 04/15/27 (Call 02/15/27)	52	51,225
2.00%, 08/15/50 (Call 02/15/50)	97	77,271
2.05%, 04/15/30 (Call 01/15/30)	102	98,432
2.70%, 04/15/40 (Call 10/15/39)	69	64,901
2.75%, 09/15/27 (Call 06/15/27)	5	5,131
3.15%, 12/14/25 (Call 09/14/25)	122	126,440
3.65%, 09/15/47 (Call 03/15/47)	27	28,616
4.15%, 12/14/35 (Call 06/14/35)	85	95,333
4.30%, 12/14/45 (Call 06/14/45)	207	239,704
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	10	9,543
2.75%, 03/15/31 (Call 12/15/30)	55	52,429
2.85%, 01/10/25 (Call 12/10/24)	92	93,169
4.25%, 06/09/23 (Call 05/09/23)	30	30,744
6.20%, 11/17/36	85	96,115

		13,210,244

Electric — 0.4%
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	200	197,610
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	35	40,276
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	5	5,024
3.95%, 03/01/48 (Call 09/01/47)	45	47,902
4.50%, 04/01/44 (Call 10/01/43)	75	84,835
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	10	10,244
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	78,176
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	45	40,354
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	10	9,646
Series K2, 6.95%, 03/15/33	10	13,294
Consorcio Transmantaro SA, 4.70%, 04/16/34(c)	200	206,868
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	35	33,673
4.35%, 01/15/25 (Call 10/15/24)(b)	30	30,894
4.55%, 04/01/49 (Call 10/01/48)(b)	35	35,846

26	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.45%, 07/15/44 (Call 01/15/44)(b)	$25	$28,457
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	81	79,795
3.25%, 06/30/26 (Call 03/30/26)	65	66,734
3.35%, 11/15/27 (Call 08/15/27)	140	144,357
3.65%, 06/15/24 (Call 03/15/24)	43	44,113
5.30%, 07/01/43 (Call 01/01/43)	35	42,499
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	20	19,232
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	55	58,357
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	95	98,703
4.15%, 04/01/48 (Call 10/01/47)	50	52,268
Series P, 2.60%, 04/01/30 (Call 01/01/30)	20	19,484
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	50	44,541
Series R, 2.90%, 10/01/51 (Call 04/01/51)	10	8,562
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(b)	5	4,318
2.75%, 05/15/30 (Call 02/15/30)	100	99,635
2.95%, 04/01/25 (Call 01/01/25)	15	15,300
3.10%, 09/15/49 (Call 03/15/49)	146	136,062
3.70%, 11/15/28 (Call 08/15/28)	6	6,379
3.70%, 05/15/50 (Call 11/15/49)	5	5,128
3.75%, 04/01/45 (Call 10/01/44)	50	51,159
3.80%, 09/30/47 (Call 03/30/47)	15	15,541
3.80%, 06/01/49 (Call 12/01/48)	100	104,617
4.10%, 11/15/48 (Call 05/15/48)	20	21,825
4.55%, 12/01/41 (Call 06/01/41)	5	5,641
5.25%, 09/30/40	25	30,445
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	10	10,354
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	10	10,304
4.15%, 03/15/43 (Call 09/15/42)	97	105,281
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	25	26,072
4.13%, 06/15/44 (Call 12/15/43)	25	26,842
4.15%, 06/15/48 (Call 12/15/47)	60	65,281
6.25%, 05/15/39	25	33,271
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 10/14/23)(c)	200	185,342
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	10	10,330

		2,510,871

Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	20	18,486
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	20	19,801
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(b)	100	104,663
7.25%, 06/15/28 (Call 06/15/23)(b)	90	96,647

		239,597

Electronics — 0.5%
AAC Technologies Holdings Inc., 3.00%, 11/27/24 (Call 11/27/22)(c)	200	195,440
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	75	69,500
2.30%, 03/12/31 (Call 12/12/30)	30	28,055
2.75%, 09/15/29 (Call 06/15/29)	50	49,238
3.05%, 09/22/26 (Call 06/22/26)	74	75,639

Security	Par (000)	Value

Electronics (continued)
3.88%, 07/15/23 (Call 04/15/23)	$117	$119,746
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	32	32,496
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	110	111,461
3.55%, 10/01/27 (Call 07/01/27)	10	10,254
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	22	21,832
2.20%, 09/15/31 (Call 06/15/31)	5	4,623
2.80%, 02/15/30 (Call 11/15/29)	55	54,110
3.20%, 04/01/24 (Call 02/01/24)	25	25,512
4.35%, 06/01/29 (Call 03/01/29)	90	97,723
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	30	29,109
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	20	19,046
4.63%, 04/15/26 (Call 01/15/26)	80	84,774
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	35	36,124
4.88%, 06/15/29 (Call 03/15/29)	69	74,656
4.88%, 05/12/30 (Call 02/12/30)	91	98,267
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	192	197,729
4.30%, 06/15/46 (Call 12/15/45)	47	50,789
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	7	6,646
3.35%, 03/01/26 (Call 12/01/25)	20	20,607
3.50%, 02/15/28 (Call 11/15/27)	22	22,817
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	57	55,068
3.00%, 01/15/31 (Call 10/15/30)	35	33,505
3.60%, 01/15/30 (Call 10/15/29)	35	35,453
3.95%, 01/12/28 (Call 10/12/27)	17	17,770
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	47	47,039
4.55%, 10/30/24 (Call 07/30/24)	97	102,082
4.60%, 04/06/27 (Call 01/06/27)	30	32,753
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(b)	60	57,952
4.88%, 10/15/23(b)	35	35,883
5.00%, 10/01/25(b)	40	41,378
5.63%, 11/01/24(b)	30	31,624
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	50	46,787
4.38%, 02/15/30 (Call 11/15/29)(b)	25	24,390
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	10	9,703
1.75%, 08/09/26 (Call 07/09/26)(b)	95	90,221
2.65%, 08/09/31 (Call 05/09/31)(b)	10	8,986
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	122	125,165
4.75%, 12/01/24 (Call 09/01/24)	35	36,923
4.90%, 06/15/28 (Call 03/15/28)	47	50,616
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	30	27,862
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	55	56,502
Vontier Corp
1.80%, 04/01/26 (Call 03/01/26)	79	73,792
2.40%, 04/01/28 (Call 02/01/28)	45	41,316
2.95%, 04/01/31 (Call 01/01/31)	143	129,871

		2,748,834

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.88%, 09/17/25 (Call 08/17/25)(c)	$200	$194,170
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 04/08/22)(b)	30	30,943
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(d)	20	18,306

		243,419

Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	65	66,657
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	25	23,727
Cellnex Finance Co SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	50	41,752
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	35	33,690
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	20	19,985
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	22	22,588
3.90%, 03/22/23(b)	87	88,824
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	30	28,158
4.13%, 02/15/32 (Call 10/15/26)(b)	30	28,524
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	22	21,601

		375,506

Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	35	34,973
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	25	25,183
5.50%, 05/01/25 (Call 05/01/22)(b)	65	66,805
6.50%, 10/01/28 (Call 10/01/23)	20	20,558
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	50	47,699
5.88%, 03/15/26 (Call 03/15/23)(b)	25	24,701
8.75%, 05/01/25 (Call 05/01/22)(b)	45	47,138
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	65	61,809
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	25	25,956
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(b)	20	19,693
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)	45	43,786
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 04/08/22)(b)	65	64,926
5.50%, 04/15/27 (Call 04/15/22)(b)(d)	25	25,222
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	45	47,026
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	35	36,322

		591,797

Environmental Control — 0.2%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(b)	21	21,098
5.13%, 07/15/29 (Call 07/15/24)(b)	25	25,553
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)	45	43,252
Covert Mergeco Inc., 4.88%, 12/01/29 (Call 12/01/24)(b)	20	19,148
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	2	1,888
1.45%, 02/15/31 (Call 11/15/30)	80	70,653
1.75%, 02/15/32 (Call 11/15/31)	82	73,123
2.30%, 03/01/30 (Call 12/01/29)	54	51,463
2.50%, 08/15/24 (Call 07/15/24)	93	93,912
2.90%, 07/01/26 (Call 04/01/26)	95	96,626

Security	Par (000)	Value

Environmental Control (continued)
3.05%, 03/01/50 (Call 09/01/49)	$61	$56,255
3.20%, 03/15/25 (Call 12/15/24)	62	63,458
3.38%, 11/15/27 (Call 08/15/27)	63	65,080
3.95%, 05/15/28 (Call 02/15/28)	18	19,140
4.75%, 05/15/23 (Call 02/15/23)	65	66,901
6.20%, 03/01/40	10	13,230
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	20	18,559
2.60%, 02/01/30 (Call 11/01/29)	60	58,256
2.95%, 01/15/52 (Call 07/15/51)	5	4,352
3.05%, 04/01/50 (Call 10/01/49)	92	81,532
4.25%, 12/01/28 (Call 09/01/28)	65	69,978
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	32	30,241
1.15%, 03/15/28 (Call 01/15/28)	211	192,753
1.50%, 03/15/31 (Call 12/15/30)	7	6,266
2.40%, 05/15/23 (Call 03/15/23)	30	30,229
2.50%, 11/15/50 (Call 05/15/50)	7	5,851
3.13%, 03/01/25 (Call 12/01/24)	45	46,317
3.15%, 11/15/27 (Call 08/15/27)	24	24,696
4.15%, 07/15/49 (Call 01/15/49)	30	33,550

		1,383,360

Food — 0.7%
Ahold Finance USA LLC, 6.88%, 05/01/29	10	12,490
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	45	42,829
3.65%, 03/15/23 (Call 02/15/23)	15	15,279
3.95%, 03/15/25 (Call 01/15/25)	87	90,772
4.15%, 03/15/28 (Call 12/15/27)	45	48,052
4.80%, 03/15/48 (Call 09/15/47)	70	79,661
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)	65	63,757
1.38%, 11/01/27 (Call 09/01/27)	57	52,403
4.30%, 05/01/24 (Call 04/01/24)	92	95,502
4.60%, 11/01/25 (Call 09/01/25)	95	101,121
4.85%, 11/01/28 (Call 08/01/28)	76	83,486
5.30%, 11/01/38 (Call 05/01/38)	68	78,403
5.40%, 11/01/48 (Call 05/01/48)	70	84,781
8.25%, 09/15/30	45	61,139
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	30	28,295
3.50%, 10/01/26 (Call 07/01/26)	10	10,426
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	60	59,948
3.00%, 02/01/51 (Call 08/01/50)	67	60,673
3.20%, 02/10/27 (Call 11/10/26)	45	46,319
3.65%, 02/15/24 (Call 11/15/23)	15	15,450
3.70%, 10/17/23 (Call 09/17/23)	97	99,806
4.00%, 04/17/25 (Call 02/17/25)	50	52,326
4.15%, 02/15/43 (Call 08/15/42)	5	5,358
4.20%, 04/17/28 (Call 01/17/28)	81	87,250
4.70%, 04/17/48 (Call 10/17/47)	25	29,488
5.40%, 06/15/40	22	26,981
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	5	4,776
1.80%, 06/11/30 (Call 03/11/30)	87	81,255
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	50	49,285
3.20%, 10/01/26 (Call 07/01/26)	82	84,212
3.90%, 06/01/50 (Call 12/01/49)	50	50,904

28	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	$50	$47,613
2.75%, 09/15/41 (Call 03/15/41)	5	4,336
3.38%, 12/15/27 (Call 09/15/27)	35	36,293
3.50%, 03/15/25	40	41,389
3.55%, 03/15/50 (Call 09/15/49)	20	19,028
4.25%, 03/15/35	135	145,700
4.38%, 03/15/45	70	75,715
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	10	12,900
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	110	110,255
3.75%, 04/01/30 (Call 01/01/30)	40	41,082
3.88%, 05/15/27 (Call 02/15/27)	65	67,496
4.25%, 03/01/31 (Call 12/01/30)	26	27,621
4.38%, 06/01/46 (Call 12/01/45)	180	184,480
4.63%, 01/30/29 (Call 10/30/28)	20	21,510
4.63%, 10/01/39 (Call 04/01/39)	30	32,087
4.88%, 10/01/49 (Call 04/01/49)	90	99,632
5.00%, 07/15/35 (Call 01/15/35)	45	50,598
5.00%, 06/04/42	90	99,100
5.20%, 07/15/45 (Call 01/15/45)	110	124,292
5.50%, 06/01/50 (Call 12/01/49)	50	59,974
6.38%, 07/15/28	20	23,519
6.50%, 02/09/40	40	51,492
6.75%, 03/15/32	20	25,099
6.88%, 01/26/39	50	65,925
7.13%, 08/01/39(b)	55	74,720
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	60	58,009
4.38%, 01/31/32 (Call 01/31/27)(b)	50	48,600
4.88%, 05/15/28 (Call 11/15/27)(b)	25	25,686
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	40	37,716
1.85%, 02/15/31 (Call 11/15/30)	5	4,548
2.50%, 04/15/30 (Call 01/15/30)	40	38,550
3.15%, 08/15/24 (Call 06/15/24)	204	208,945
3.40%, 08/15/27 (Call 05/15/27)	70	72,834
4.20%, 08/15/47 (Call 02/15/47)	22	24,306
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	40	36,583
3.00%, 10/15/30 (Call 07/15/30)(b)	62	58,642
4.25%, 02/01/27 (Call 11/01/26)(b)	79	82,297
5.20%, 04/01/29 (Call 01/01/29)(b)	61	66,556
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	37	33,892
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	35	33,959
4.75%, 02/15/29 (Call 02/15/24)(b)	55	54,398
6.25%, 04/15/25 (Call 04/15/22)(b)	60	62,037
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	35	36,211

		4,228,052

Forest Products & Paper — 0.1%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	20	19,028
5.38%, 02/01/25(b)	16	16,563
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	25	23,825
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	64	69,649
4.40%, 08/15/47 (Call 02/15/47)	34	37,276
4.80%, 06/15/44 (Call 12/15/43)	83	93,913
6.00%, 11/15/41 (Call 05/15/41)	52	65,425

Security	Par (000)	Value

Forest Products & Paper (continued)
7.30%, 11/15/39	$50	$70,464
Mercer International Inc.
5.13%, 02/01/29 (Call 02/01/24)	60	58,705
5.50%, 01/15/26 (Call 04/08/22)(d)	15	15,086
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	8	8,385

		478,319

Hand & Machine Tools — 0.0%
Kennametal Inc., 2.80%, 03/01/31 (Call 12/01/30)	30	28,529
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	34	32,046
3.25%, 03/01/27 (Call 12/01/26)	7	7,318
4.10%, 03/01/48 (Call 09/01/47)	30	33,229
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	20	19,254
2.75%, 11/15/50 (Call 05/15/50)	20	17,135
3.40%, 03/01/26 (Call 01/01/26)	12	12,477
4.00%, 03/15/60 (Call 03/15/25)(a)	78	75,728
4.25%, 11/15/28 (Call 08/15/28)	20	21,830
5.20%, 09/01/40	31	37,428

		284,974

Health Care - Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	35	33,431
2.75%, 09/23/26 (Call 07/23/26)(b)	220	221,272
3.00%, 09/23/29 (Call 06/23/29)(b)	45	44,587
3.80%, 09/23/49 (Call 03/23/49)(b)	45	44,006
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	50	48,143
4.63%, 07/15/28 (Call 07/15/23)(b)	100	101,465
Baxter International Inc.
0.87%, 12/01/23(b)	10	9,819
1.73%, 04/01/31 (Call 01/01/31)	20	18,059
1.92%, 02/01/27 (Call 01/01/27)(b)	15	14,552
2.54%, 02/01/32 (Call 11/01/31)(b)	10	9,585
2.60%, 08/15/26 (Call 05/15/26)	10	10,059
3.13%, 12/01/51 (Call 06/01/51)(b)	90	81,029
3.50%, 08/15/46 (Call 02/15/46)	50	48,305
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10	8,518
3.35%, 09/15/25 (Call 06/15/25)	15	15,527
4.38%, 09/15/45 (Call 03/15/45)	45	50,404
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	55	55,339
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	20	20,013
2.60%, 11/15/29 (Call 08/15/29)	5	4,910
3.40%, 11/15/49 (Call 05/15/49)	67	65,547
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	65	61,802
4.63%, 02/01/28 (Call 02/01/23)(b)	30	30,988
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(b)	19	20,011
7.38%, 06/01/25 (Call 06/01/22)(b)	16	16,554
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)	5	4,903
0.85%, 09/15/24 (Call 09/15/22)	10	9,663
1.90%, 09/15/28 (Call 07/15/28)	5	4,694
2.25%, 09/15/31 (Call 06/15/31)	65	59,478
2.55%, 03/15/31 (Call 12/15/30)	17	16,190

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.30%, 09/15/29 (Call 06/15/29)	$73	$73,484
3.63%, 03/15/51 (Call 09/15/50)	13	12,499
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	5	4,750
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	25	24,742
4.63%, 11/15/27 (Call 11/15/22)	35	35,603
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	15	14,791
2.60%, 10/01/29 (Call 07/01/29)	44	43,484
4.10%, 08/15/47 (Call 02/15/47)	72	79,945
5.30%, 02/01/44 (Call 08/01/43)	25	31,597
Varex Imaging Corp., 7.88%, 10/15/27 (Call 10/15/23)(b)	14	15,119

		1,464,867

Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	30	29,621
5.50%, 07/01/28 (Call 07/01/23)(b)	20	20,109
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	15	14,155
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	70	66,300
2.88%, 09/15/29 (Call 06/15/29)	10	9,986
3.50%, 08/15/24 (Call 05/15/24)	120	123,451
3.60%, 03/15/51 (Call 09/15/50)	225	221,456
4.38%, 12/01/47 (Call 06/01/47)	60	65,970
4.55%, 03/01/48 (Call 09/01/47)	205	231,178
4.65%, 01/15/43	50	56,175
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	35	32,634
3.50%, 04/01/30 (Call 04/01/25)(b)	30	27,971
5.00%, 07/15/27 (Call 07/15/22)(b)	40	40,857
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	140	131,972
2.50%, 03/01/31 (Call 12/01/30)	130	119,777
2.63%, 08/01/31 (Call 05/01/31)	80	73,814
3.00%, 10/15/30 (Call 07/15/30)	133	126,701
3.38%, 02/15/30 (Call 02/15/25)	130	124,883
4.25%, 12/15/27 (Call 12/15/22)	160	163,814
4.63%, 12/15/29 (Call 12/15/24)	210	216,327
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	95	86,949
4.63%, 06/01/30 (Call 06/01/25)(b)	165	158,189
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	45	43,839
4.63%, 04/01/31 (Call 04/01/26)	25	23,591
4.75%, 02/01/30 (Call 02/01/25)	50	47,760
5.75%, 09/15/25 (Call 04/08/22)	20	20,436
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	55	50,691
3.50%, 09/01/30 (Call 03/01/30)	160	158,414
3.50%, 07/15/51 (Call 01/15/51)	90	79,967
4.13%, 06/15/29 (Call 03/15/29)	81	85,016
4.50%, 02/15/27 (Call 08/15/26)	118	124,962
4.75%, 05/01/23	173	178,192
5.00%, 03/15/24	108	113,510
5.13%, 06/15/39 (Call 12/15/38)	75	83,692
5.25%, 04/15/25	55	59,062
5.25%, 06/15/26 (Call 12/15/25)	90	97,515
5.25%, 06/15/49 (Call 12/15/48)	95	108,101
5.38%, 02/01/25	160	169,566

Security	Par (000)	Value

Health Care - Services (continued)
5.38%, 09/01/26 (Call 03/01/26)	$65	$70,016
5.50%, 06/15/47 (Call 12/15/46)	106	124,057
5.63%, 09/01/28 (Call 03/01/28)	95	105,241
5.88%, 05/01/23	70	72,813
5.88%, 02/15/26 (Call 08/15/25)	95	102,763
5.88%, 02/01/29 (Call 08/01/28)	60	67,031
7.50%, 11/06/33	15	19,822
7.50%, 11/15/95	15	18,619
7.69%, 06/15/25	10	11,240
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	108	101,740
2.15%, 02/03/32 (Call 11/03/31)	115	105,682
3.13%, 08/15/29 (Call 05/15/29)	15	15,082
3.85%, 10/01/24 (Call 07/01/24)	40	41,485
3.95%, 03/15/27 (Call 12/15/26)	73	77,187
3.95%, 08/15/49 (Call 02/15/49)	10	10,254
4.50%, 04/01/25 (Call 03/01/25)	10	10,622
4.63%, 12/01/42 (Call 06/01/42)	17	19,002
4.80%, 03/15/47 (Call 09/15/46)	80	92,033
4.88%, 04/01/30 (Call 01/01/30)	97	109,047
4.95%, 10/01/44 (Call 04/01/44)	75	87,396
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(b)	125	127,897
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	25	23,968
2.30%, 12/01/24 (Call 11/01/24)	141	140,958
2.70%, 06/01/31 (Call 03/01/31)	10	9,587
2.95%, 12/01/29 (Call 09/01/29)	97	96,203
3.25%, 09/01/24 (Call 07/01/24)	76	77,485
3.60%, 02/01/25 (Call 11/01/24)	51	52,449
3.60%, 09/01/27 (Call 06/01/27)	5	5,227
4.00%, 11/01/23 (Call 08/01/23)	25	25,731
4.70%, 02/01/45 (Call 08/01/44)	100	110,317
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	30	30,081
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	35	34,430
3.88%, 05/15/32 (Call 02/15/32)(b)	50	49,015
4.38%, 06/15/28 (Call 06/15/23)(b)	50	49,860
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	20	19,403
2.95%, 06/30/30 (Call 03/30/30)	71	70,086
3.45%, 06/01/26 (Call 03/01/26)	75	77,650
3.50%, 03/30/25 (Call 12/30/24)	37	38,136
4.20%, 06/30/29 (Call 03/30/29)	50	53,848
4.25%, 04/01/24 (Call 01/01/24)	10	10,400
4.70%, 03/30/45 (Call 09/30/44)	82	93,246
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	75	75,379
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 04/08/22)(b)	20	19,994
10.00%, 04/15/27 (Call 04/15/22)(b)	40	42,125

		6,181,210

Holding Companies - Diversified — 0.1%
MDGH GMTN RSC Ltd.
2.50%, 06/03/31 (Call 03/03/31)(c)	200	191,924
3.75%, 04/19/29(c)	200	213,224
Temasek Financial I Ltd., 2.38%, 08/02/41 (Call 02/02/41)(b)	250	231,445

		636,593

30	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.2%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	$30	$27,844
6.75%, 06/01/27 (Call 06/01/22)	35	36,371
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)	5	4,630
2.50%, 10/15/24 (Call 09/15/24)	55	55,249
5.75%, 08/15/23 (Call 05/15/23)	20	20,927
KB Home
4.00%, 06/15/31 (Call 12/15/30)	25	23,995
4.80%, 11/15/29 (Call 05/15/29)	20	20,005
6.88%, 06/15/27 (Call 12/15/26)	20	21,978
7.63%, 05/15/23 (Call 11/15/22)	20	20,757
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	20	18,681
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	15	13,556
3.85%, 01/15/30 (Call 07/15/29)	15	14,959
6.00%, 01/15/43 (Call 10/15/42)	25	27,017
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	25	24,506
5.13%, 06/06/27 (Call 12/06/26)	25	25,985
6.00%, 06/01/25 (Call 03/01/25)	10	10,654
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	64	63,075
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	33	33,942
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	15	16,360
5.50%, 03/01/26 (Call 12/01/25)	44	48,432
6.00%, 02/15/35	41	49,271
6.38%, 05/15/33	35	43,171
7.88%, 06/15/32	25	33,789
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	30	29,948
5.75%, 01/15/28 (Call 10/15/27)(b)	25	25,955
5.88%, 06/15/27 (Call 03/15/27)(b)	40	41,982
6.63%, 07/15/27 (Call 07/15/22)(b)	25	25,719
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	20	20,643
5.88%, 04/15/23 (Call 01/15/23)(b)	15	15,328
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	30	27,316
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	25	26,098
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	15	14,985
5.70%, 06/15/28 (Call 12/15/27)	25	25,211
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	25	24,656
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	20	20,699

		953,694

Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/51 (Call 05/15/51)	10	9,298
4.40%, 03/15/29 (Call 12/15/28)	22	23,762
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(d)	110	104,605
4.60%, 05/15/50 (Call 11/15/49)	15	16,360
4.75%, 02/26/29 (Call 11/26/28)	10	11,053

		165,078

Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	30	28,022

Security	Par (000)	Value

Household Products & Wares (continued)
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	$12	$11,557
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	25	25,709
3.95%, 08/01/47 (Call 02/01/47)	67	72,277
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	35	32,245
3.10%, 10/01/27 (Call 07/01/27)	182	187,640
3.50%, 12/15/24 (Call 09/15/24)	52	53,946
3.90%, 05/15/28 (Call 02/15/28)	5	5,342
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	59	55,367
2.75%, 02/15/26	10	10,233
2.88%, 02/07/50 (Call 08/07/49)	65	60,844
3.05%, 08/15/25	40	41,256
3.10%, 03/26/30 (Call 12/26/29)	110	113,689
3.20%, 04/25/29 (Call 01/25/29)	35	36,300
3.20%, 07/30/46 (Call 01/30/46)	15	14,645
3.95%, 11/01/28 (Call 08/01/28)	35	38,012
5.30%, 03/01/41	52	64,921
6.63%, 08/01/37	97	137,257
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	50	50,613
3.00%, 06/26/27 (Call 03/26/27)(b)	50	51,013
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/16/46)(b)	5	6,114
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)	30	27,490
5.00%, 10/01/29 (Call 10/01/24)(b)	30	29,973
5.50%, 07/15/30 (Call 07/15/25)(b)	20	20,078
5.75%, 07/15/25 (Call 04/08/22)	20	20,421

		1,194,964

Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	15	15,312
4.35%, 04/01/23 (Call 02/01/23)	65	66,147
4.70%, 04/01/26 (Call 01/01/26)	125	129,459
4.88%, 06/01/25 (Call 05/01/25)	25	26,285
5.88%, 04/01/36 (Call 10/01/35)	30	32,967
6.00%, 04/01/46 (Call 10/01/45)	45	50,512

		320,682

Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	10	9,555
2.88%, 10/15/26 (Call 07/15/26)	55	56,628
3.25%, 03/17/25	90	93,106
3.60%, 04/01/30 (Call 01/01/30)	143	152,069
3.63%, 11/15/24	45	46,966
4.75%, 01/15/49 (Call 07/15/48)	50	59,834
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(e)	200	193,074
3.20%, 09/16/40 (Call 03/16/40)(b)	110	103,244
3.60%, 04/09/29 (Call 01/09/29)(b)	425	447,444
3.90%, 04/06/28 (Call 01/06/28)(b)	65	69,502
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	50	47,042
3.15%, 06/15/23	105	106,919
3.28%, 12/15/26 (Call 09/15/26)	25	26,060
3.85%, 08/10/49 (Call 02/10/49)	27	28,335
4.20%, 12/15/46 (Call 06/15/46)	125	137,261
4.50%, 06/15/43	10	11,287

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.35%, 06/01/33	$25	$30,110
5.55%, 05/09/35	87	106,614
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	79	79,465
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	240	241,087
3.75%, 07/10/25 (Call 04/10/25)	45	46,841
3.88%, 01/15/35 (Call 07/15/34)	35	36,625
3.90%, 04/01/26 (Call 01/01/26)	25	26,281
4.13%, 02/15/24	10	10,419
4.25%, 03/15/29 (Call 12/15/28)	10	10,792
4.38%, 06/30/50 (Call 12/30/49)	10	11,125
4.38%, 01/15/55 (Call 07/15/54)	115	125,176
4.50%, 07/16/44 (Call 01/16/44)	105	116,434
4.75%, 04/01/48 (Call 10/01/47)	150	173,881
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	25	25,676
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	15	15,968
5.03%, 12/15/46 (Call 06/15/46)	24	27,944
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	80	76,643
7.35%, 05/01/34	5	6,854
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	65,225
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	10	9,386
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	68	62,750
3.70%, 02/22/30 (Call 11/22/29)	60	61,223
4.20%, 09/27/23 (Call 08/27/23)	35	36,162
4.90%, 03/27/28 (Call 12/27/27)	45	49,325
7.00%, 03/27/48 (Call 03/27/28)(a)	20	21,815
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	10	13,826
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	20	17,843
3.35%, 05/03/26 (Call 02/03/26)	200	207,906
4.35%, 11/03/45 (Call 05/03/45)	50	56,614
6.70%, 05/15/36	10	13,885
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(e)	15	15,147
5.10%, (Call 10/28/24)(a)(b)(e)	220	229,271
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	35	32,936
1.78%, 03/17/31 (Call 12/17/30)(b)	40	36,528
3.08%, 09/17/51 (Call 03/17/51)(b)	15	13,554
Genworth Holdings Inc.
4.80%, 02/15/24	40	41,064
6.50%, 06/15/34	15	14,877
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	45	48,457
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	67	63,931
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	50	47,869
4.50%, 04/15/26 (Call 01/15/26)	45	48,160
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	5	4,229
3.60%, 08/19/49 (Call 02/19/49)	76	74,136
4.30%, 04/15/43	65	68,427
4.40%, 03/15/48 (Call 09/15/47)	30	33,362
5.95%, 10/15/36	25	31,556

Security	Par (000)	Value

Insurance (continued)
6.10%, 10/01/41	$35	$46,203
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	35	34,804
3.35%, 03/09/25	35	36,092
3.40%, 01/15/31 (Call 10/15/30)	160	162,738
3.63%, 12/12/26 (Call 09/15/26)	65	68,238
3.80%, 03/01/28 (Call 12/01/27)	51	53,682
4.00%, 09/01/23	112	115,547
4.35%, 03/01/48 (Call 09/01/47)	40	43,514
4.38%, 06/15/50 (Call 12/15/49)	44	48,240
6.30%, 10/09/37	5	6,540
7.00%, 06/15/40	30	41,839
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	41	38,490
3.30%, 03/14/23 (Call 01/14/23)	41	41,631
3.50%, 06/03/24 (Call 03/03/24)	80	82,438
3.50%, 03/10/25 (Call 12/10/24)	92	95,302
3.75%, 03/14/26 (Call 12/14/25)	51	53,833
3.88%, 03/15/24 (Call 02/15/24)	180	186,494
4.20%, 03/01/48 (Call 09/01/47)	55	59,200
4.35%, 01/30/47 (Call 07/30/46)	55	61,289
4.38%, 03/15/29 (Call 12/15/28)	67	73,088
4.75%, 03/15/39 (Call 09/15/38)	35	40,373
4.90%, 03/15/49 (Call 09/15/48)	82	98,285
5.88%, 08/01/33	30	37,312
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)	10	10,845
5.20%, 10/20/45 (Call 10/20/25)(a)(b)	35	37,106
Metropolitan Life Global Funding I
0.40%, 01/07/24(b)	35	34,073
0.95%, 07/02/25(b)	10	9,614
1.55%, 01/07/31(b)	50	44,968
MGIC Investment Corp.
5.25%, 08/15/28 (Call 08/15/23)	40	40,495
5.75%, 08/15/23	25	26,037
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(a)(b)	25	25,051
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)	45	40,675
4.70%, 01/20/46 (Call 01/20/26)(a)(b)	235	243,197
5.10%, 10/16/44 (Call 10/16/24)(a)(b)	380	396,120
PartnerRe Finance B LLC, 4.50%, 10/01/50 (Call 04/01/30)(a)	70	69,227
Pricoa Global Funding I
2.40%, 09/23/24(b)	152	153,040
3.45%, 09/01/23(b)	10	10,268
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	35	33,800
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	45	42,561
3.10%, 11/15/26 (Call 08/15/26)	120	122,749
3.13%, 05/15/23	30	30,498
3.40%, 05/15/25 (Call 02/15/25)	20	20,519
3.70%, 05/15/29 (Call 02/15/29)	55	58,661
4.30%, 11/15/46 (Call 05/15/46)	40	44,603
4.35%, 05/15/43	22	24,276
4.63%, 09/15/42	10	11,428
6.05%, 10/15/36	86	113,454
Principal Life Global Funding II
0.88%, 01/12/26(b)	15	14,201
1.25%, 05/11/23(b)	120	119,605
1.25%, 06/23/25(b)	163	157,505

32	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
1.50%, 08/27/30(b)	$125	$112,331
2.25%, 11/21/24(b)	90	90,055
2.50%, 09/16/29(b)	106	104,826
3.00%, 04/18/26(b)	50	51,314
Progressive Corp. (The)
3.70%, 01/26/45	25	25,629
3.95%, 03/26/50 (Call 09/26/49)	30	32,078
4.00%, 03/01/29 (Call 12/01/28)	27	29,152
4.13%, 04/15/47 (Call 10/15/46)	47	51,362
4.20%, 03/15/48 (Call 09/15/47)	60	66,088
4.35%, 04/25/44	15	16,820
6.25%, 12/01/32	25	32,459
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	40	41,147
4.30%, 09/30/28 (Call 06/30/28)(b)	40	43,411
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	50	48,933
2.10%, 03/10/30 (Call 12/10/29)	69	65,969
3.00%, 03/10/40 (Call 09/10/39)	50	46,936
3.70%, 10/01/50 (Call 07/01/30)(a)	75	68,885
3.70%, 03/13/51 (Call 09/13/50)	80	80,974
3.88%, 03/27/28 (Call 12/27/27)	257	274,638
3.91%, 12/07/47 (Call 06/07/47)	60	62,537
3.94%, 12/07/49 (Call 06/07/49)	47	49,376
4.35%, 02/25/50 (Call 08/25/49)	75	84,509
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)	82	79,224
4.60%, 05/15/44	20	22,748
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	10	10,095
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	108	109,952
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(a)	105	108,080
5.70%, 12/14/36	62	78,776
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	75	78,358
5.75%, 07/15/33	13	15,928
6.63%, 06/21/40	30	40,949
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	30	30,487
4.88%, 03/15/27 (Call 09/15/26)	27	27,884
6.63%, 03/15/25 (Call 09/15/24)	35	37,480
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	92	91,583
3.90%, 05/15/29 (Call 02/15/29)	133	139,196
3.95%, 09/15/26 (Call 06/15/26)	121	127,734
Reliance Standard Life Global Funding II
2.50%, 10/30/24(b)	10	10,038
2.75%, 01/21/27(b)	25	25,005
3.85%, 09/19/23(b)	65	66,724
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29)(a)(b)	200	212,112
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	65	74,053
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	67	57,318
3.75%, 05/15/46 (Call 11/15/45)	54	55,965
4.00%, 05/30/47 (Call 11/30/46)	35	37,666
4.05%, 03/07/48 (Call 09/07/47)	20	21,739
4.10%, 03/04/49 (Call 09/04/48)	42	46,269

Security	Par (000)	Value

Insurance (continued)
4.30%, 08/25/45 (Call 02/25/45)	$60	$67,643
4.60%, 08/01/43	25	28,991
5.35%, 11/01/40	80	100,604
6.25%, 06/15/37	125	167,655
6.75%, 06/20/36	65	89,876
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	70	74,456
Voya Financial Inc.
3.65%, 06/15/26	29	30,430
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	55	52,347
4.80%, 06/15/46	110	127,367
5.65%, 05/15/53 (Call 05/15/23), (3 mo. LIBOR US + 3.580%)(a)	49	49,463
5.70%, 07/15/43	30	37,730
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	98	95,924
3.60%, 05/15/24 (Call 03/15/24)	85	87,192
3.88%, 09/15/49 (Call 03/15/49)	34	33,270
4.50%, 09/15/28 (Call 06/15/28)	87	92,965
5.05%, 09/15/48 (Call 03/15/48)	40	45,764

		11,901,942

Internet — 0.3%
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	40	40,439
3.55%, 03/15/28 (Call 12/15/27)	75	78,862
3.60%, 06/01/26 (Call 03/01/26)	51	53,343
3.65%, 03/15/25 (Call 12/15/24)	120	124,717
4.63%, 04/13/30 (Call 01/13/30)	108	120,884
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	30	28,901
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	40	38,338
1.90%, 03/11/25 (Call 02/11/25)	123	121,557
2.60%, 05/10/31 (Call 02/10/31)	5	4,761
2.70%, 03/11/30 (Call 12/11/29)	112	108,424
3.45%, 08/01/24 (Call 05/01/24)	72	73,974
3.60%, 06/05/27 (Call 03/05/27)	62	64,978
3.65%, 05/10/51 (Call 11/10/50)	50	47,362
4.00%, 07/15/42 (Call 01/15/42)	86	86,665
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	45	42,684
5.25%, 12/01/27 (Call 06/01/22)(b)	30	30,620
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	30	26,865
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	200	184,670
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 03/21/22)(b)	70	70,103
Prosus NV, 3.68%, 01/21/30 (Call 10/21/29)(c)	200	179,358
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(e)	105	98,596
6.25%, (Call 04/22/31)(a)(b)(e)	25	23,955
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	45	42,015
4.75%, 07/15/27 (Call 07/15/22)	15	15,499
5.25%, 04/01/25 (Call 01/01/25)	75	80,531

		1,788,101

Iron & Steel — 0.2%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	25	24,214
5.13%, 10/01/31 (Call 10/01/26)	30	29,280

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(b)	$20	$19,343
4.88%, 03/01/31 (Call 03/01/26)(b)	30	29,265
5.88%, 06/01/27 (Call 06/01/22)	30	30,900
6.25%, 10/01/40(d)	15	15,154
6.75%, 03/15/26 (Call 04/08/22)(b)	55	57,947
9.88%, 10/17/25 (Call 10/17/22)(b)	41	45,658
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	15	14,042
4.13%, 01/15/30 (Call 01/15/25)	20	19,322
4.38%, 03/15/32 (Call 03/15/27)	20	19,225
4.88%, 05/15/23 (Call 02/15/23)	15	15,296
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(b)	40	42,287
Prosus NV, 3.83%, 02/08/51 (Call 08/08/50)(c)	200	149,922
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	25	24,059
2.15%, 08/15/30 (Call 05/15/30)	60	55,629
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	110	103,565
2.40%, 06/15/25 (Call 05/15/25)	97	96,770
2.80%, 12/15/24 (Call 11/15/24)	45	45,679
3.25%, 01/15/31 (Call 10/15/30)	90	89,877
3.25%, 10/15/50 (Call 04/15/50)	15	13,322
3.45%, 04/15/30 (Call 01/15/30)	90	91,532
5.00%, 12/15/26 (Call 04/08/22)	30	30,826

		1,063,114

Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 08/18/22)	25	24,175
2.40%, 08/18/31 (Call 05/18/31)	15	13,724
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	42	42,728
4.63%, 07/28/45 (Call 01/28/45)	78	76,493

		157,120

Lodging — 0.1%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	105	99,807
3.75%, 05/01/29 (Call 05/01/24)(b)	50	48,403
4.00%, 05/01/31 (Call 05/01/26)(b)	65	63,552
4.88%, 01/15/30 (Call 01/15/25)	70	71,875
5.38%, 05/01/25 (Call 05/01/22)(b)	20	20,615
5.75%, 05/01/28 (Call 05/01/23)(b)	20	20,901
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	30	28,613
5.00%, 06/01/29 (Call 06/01/24)(b)	50	49,330
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 04/01/22)	25	25,529
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	40	38,166
4.75%, 01/15/28 (Call 09/15/22)	25	24,352
6.13%, 09/15/25 (Call 05/15/22)(b)	20	20,676
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	20	20,098
4.50%, 12/01/29 (Call 09/01/29)(b)	40	38,390
4.63%, 03/01/30 (Call 12/01/29)(b)	25	23,801
5.65%, 04/01/24 (Call 02/01/24)	25	25,933
6.00%, 04/01/27 (Call 01/01/27)	25	26,082
6.60%, 10/01/25 (Call 07/01/25)	20	21,355

Security	Par (000)	Value

Lodging (continued)
6.63%, 07/31/26 (Call 04/30/26)(b)	$40	$42,815

		710,293

Machinery — 0.8%
ABB Finance USA Inc., 4.38%, 08/05/42	10	11,438
Caterpillar Financial Services Corp.
0.45%, 09/14/23	30	29,492
0.45%, 05/17/24	30	29,135
0.65%, 07/07/23	70	69,200
0.90%, 03/02/26	75	71,485
1.10%, 09/14/27	170	159,797
1.15%, 09/14/26	5	4,774
1.45%, 05/15/25	90	88,054
2.15%, 11/08/24	110	110,533
2.40%, 08/09/26	15	15,129
2.63%, 03/01/23	10	10,113
2.85%, 05/17/24	75	76,555
3.25%, 12/01/24	67	69,224
3.30%, 06/09/24	41	42,284
3.65%, 12/07/23	19	19,666
3.75%, 11/24/23	70	72,605
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	20	19,102
2.60%, 09/19/29 (Call 06/19/29)	61	61,079
2.60%, 04/09/30 (Call 01/09/30)	44	43,974
3.25%, 09/19/49 (Call 03/19/49)	81	79,829
3.25%, 04/09/50 (Call 10/09/49)	62	60,917
3.40%, 05/15/24 (Call 02/15/24)	75	77,463
3.80%, 08/15/42	20	21,306
4.75%, 05/15/64 (Call 11/15/63)	25	31,682
5.20%, 05/27/41	30	37,727
6.05%, 08/15/36	191	252,548
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	12	11,396
1.88%, 01/15/26 (Call 12/15/25)	65	63,334
1.95%, 07/02/23	156	156,002
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	109	114,124
4.50%, 08/15/23	85	87,802
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	77	78,463
2.88%, 09/07/49 (Call 03/07/49)	30	27,681
3.10%, 04/15/30 (Call 01/15/30)	71	73,462
3.75%, 04/15/50 (Call 10/15/49)	112	120,229
3.90%, 06/09/42 (Call 12/09/41)	88	95,680
5.38%, 10/16/29	25	29,736
7.13%, 03/03/31	5	6,678
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	20	20,231
3.15%, 11/15/25 (Call 08/15/25)	17	17,525
5.38%, 03/01/41 (Call 12/01/40)	7	8,443
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	40	36,973
3.50%, 10/01/30 (Call 07/01/30)	74	73,318
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	82	78,135
3.00%, 05/01/30 (Call 02/01/30)	29	28,716
John Deere Capital Corp.
0.40%, 10/10/23	27	26,525
0.45%, 01/17/24	12	11,732
0.45%, 06/07/24	45	43,650

34	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
0.70%, 07/05/23	$40	$39,546
0.70%, 01/15/26	2	1,898
1.05%, 06/17/26	2	1,911
1.20%, 04/06/23	125	124,715
1.30%, 10/13/26	5	4,813
1.45%, 01/15/31	12	10,943
1.50%, 03/06/28	12	11,465
1.75%, 03/09/27	55	53,792
2.00%, 06/17/31	12	11,407
2.25%, 09/14/26	80	80,423
2.45%, 01/09/30	16	15,813
2.60%, 03/07/24	47	47,778
2.65%, 06/24/24	54	54,890
2.65%, 06/10/26	22	22,431
2.80%, 03/06/23	35	35,485
2.80%, 07/18/29	52	52,778
3.05%, 01/06/28	13	13,468
3.35%, 06/12/24	30	30,918
3.40%, 09/11/25	47	48,930
3.45%, 06/07/23	75	76,837
3.45%, 01/10/24	7	7,217
3.45%, 03/13/25	91	94,773
3.45%, 03/07/29	22	23,255
3.65%, 10/12/23	165	170,275
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(b)	10	10,480
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	23,783
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	166	164,627
2.29%, 04/05/27 (Call 02/05/27)	60	59,161
2.57%, 02/15/30 (Call 11/15/29)	90	87,258
3.11%, 02/15/40 (Call 08/15/39)	65	60,171
3.36%, 02/15/50 (Call 08/15/49)	50	46,455
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	25	21,430
3.50%, 03/01/29 (Call 12/01/28)	110	116,351
4.20%, 03/01/49 (Call 09/01/48)	75	83,993
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)	25	25,890
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	40	39,620
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	50	45,899
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	45	43,523
Welbilt Inc., 9.50%, 02/15/24 (Call 04/08/22)	25	25,101
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	170	162,598
2.25%, 01/30/31 (Call 10/30/30)	72	67,723
3.25%, 11/01/26 (Call 08/01/26)	60	61,618
4.38%, 11/01/46 (Call 05/01/46)	47	51,311

		5,007,699

Manufacturing — 0.3%
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	97	94,127
3.50%, 12/01/24 (Call 10/01/24)	40	41,256
3.75%, 12/01/27 (Call 09/01/27)	24	25,054
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	115	118,602
3.92%, 09/15/47 (Call 03/15/47)	10	10,532
4.00%, 11/02/32	20	21,744
4.15%, 11/02/42	121	129,903
EnPro Industries Inc., 5.75%, 10/15/26 (Call 04/08/22)	25	25,942

Security	Par (000)	Value

Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 04/08/22)(b)	$35	$35,787
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	20	19,106
5.00%, 09/15/26 (Call 07/15/26)	20	21,159
5.75%, 06/15/25 (Call 06/15/22)	25	25,931
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	175	178,922
3.50%, 03/01/24 (Call 12/01/23)	15	15,444
3.90%, 09/01/42 (Call 03/01/42)	28	29,724
4.88%, 09/15/41 (Call 03/15/41)	17	20,482
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	90	91,166
3.25%, 03/01/27 (Call 12/01/26)	5	5,177
3.25%, 06/14/29 (Call 03/14/29)	96	97,895
3.30%, 11/21/24 (Call 08/21/24)	45	46,051
4.00%, 06/14/49 (Call 12/14/48)	78	82,313
4.10%, 03/01/47 (Call 09/01/46)	45	47,749
4.20%, 11/21/34 (Call 05/21/34)	56	60,474
4.45%, 11/21/44 (Call 05/21/44)	17	18,649
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	15	16,209
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	32	33,373
4.25%, 06/15/23	39	40,188
4.30%, 02/21/48 (Call 08/21/47)	17	18,444
5.75%, 06/15/43	50	63,861
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	60	61,969
3.80%, 03/21/29 (Call 12/21/28)	83	87,152
4.50%, 03/21/49 (Call 09/21/48)	54	59,951
4.65%, 11/01/44 (Call 05/01/44)	35	39,593
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	20	20,458

		1,704,387

Media — 0.5%
Belo Corp.
7.25%, 09/15/27	20	22,335
7.75%, 06/01/27	20	22,812
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)	45	41,716
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	78	78,884
3.45%, 03/15/25 (Call 12/15/24)	30	30,665
3.63%, 05/15/30 (Call 02/15/30)	89	89,316
3.80%, 03/13/24 (Call 01/13/24)	22	22,601
3.95%, 06/15/25 (Call 03/15/25)	25	25,880
3.95%, 03/20/28 (Call 12/20/27)	142	146,582
4.00%, 09/15/55 (Call 03/15/55)	46	41,821
4.13%, 05/15/29 (Call 02/15/29)	80	83,642
4.65%, 05/15/50 (Call 11/15/49)	47	48,051
4.88%, 04/01/43	39	40,714
4.90%, 03/11/26 (Call 12/11/25)	55	58,778
5.00%, 09/20/37 (Call 03/20/37)	77	83,616
5.20%, 09/20/47 (Call 03/20/47)	102	110,745
5.30%, 05/15/49 (Call 11/15/48)	58	64,154
6.35%, 06/01/40	34	41,501
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	25	24,866
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)	83	79,896
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)	50	46,893
5.88%, 07/15/26 (Call 04/08/22)(b)	50	51,121
7.00%, 05/15/27 (Call 05/15/22)(b)	35	36,797

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 04/07/22)(b)	$20	$21,062
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	45	43,525
5.25%, 08/15/27 (Call 08/15/22)(b)	55	54,807
6.38%, 05/01/26 (Call 05/01/22)	40	41,237
8.38%, 05/01/27 (Call 05/01/22)	75	78,115
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	40	37,574
5.38%, 01/15/31 (Call 01/15/26)(b)	30	28,522
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(b)	35	34,995
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	65	62,094
3.88%, 09/01/31 (Call 09/01/26)(b)	85	78,411
4.00%, 07/15/28 (Call 07/15/24)(b)	120	115,350
4.13%, 07/01/30 (Call 07/01/25)(b)	95	89,807
5.00%, 08/01/27 (Call 08/01/22)(b)	95	95,884
5.50%, 07/01/29 (Call 07/01/24)(b)	80	81,804
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	10	13,402
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	60	59,933
4.75%, 03/15/26 (Call 03/15/23)(b)	30	30,191
5.00%, 09/15/29 (Call 09/15/24)	65	65,006
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	66	68,202
4.30%, 11/23/23 (Call 08/23/23)	37	38,259
5.50%, 08/15/35	72	86,982
5.65%, 11/23/43 (Call 05/23/43)	54	69,157
5.85%, 04/15/40	22	28,513
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)	60	57,064
5.13%, 02/15/25 (Call 03/21/22)(b)	95	95,684
6.63%, 06/01/27 (Call 06/01/23)(b)	85	88,676
9.50%, 05/01/25 (Call 05/01/22)(b)	20	21,073
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	49	46,625
5.13%, 04/15/27 (Call 04/15/22)(b)	40	40,741
5.38%, 06/15/24 (Call 03/15/24)(b)	40	41,448
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	100	97,002
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	30	27,990
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	60	57,670

		3,190,191

Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(b)	20	20,116
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	23	23,692
4.50%, 12/15/28 (Call 09/15/28)	30	32,236
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	37	41,759

		117,803

Mining — 0.2%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)	20	17,637
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(b)	5	5,025
6.75%, 12/01/27 (Call 12/01/22)(b)	35	36,358
Constellium SE
3.75%, 04/15/29 (Call 04/15/24)(b)	50	46,025
5.63%, 06/15/28 (Call 06/15/23)(b)	10	10,071
5.88%, 02/15/26 (Call 04/08/22)(b)	10	10,126

Security	Par (000)	Value

Mining (continued)
First Quantum Minerals Ltd., 6.88%, 03/01/26 (Call 03/18/22)(c)	$200	$205,774
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	95	92,190
4.50%, 09/15/27 (Call 06/15/27)(b)	50	50,170
5.13%, 05/15/24 (Call 02/15/24)(b)	40	41,080
Industrias Penoles SAB de CV, 4.15%, 09/12/29 (Call 06/12/29)(c)	200	200,040
Joseph T Ryerson & Son Inc., 8.50%, 08/01/28 (Call 08/01/23)(b)	18	19,474
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	90	96,800
5.95%, 03/15/24 (Call 12/15/23)	40	42,360
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)	30	31,272
Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	35	34,949
4.20%, 05/13/50 (Call 11/13/49)(b)	10	10,202
5.75%, 11/15/41(b)	80	96,075
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	45	42,105
2.60%, 07/15/32 (Call 04/15/32)	80	76,006
4.88%, 03/15/42 (Call 09/15/41)	45	51,732
5.45%, 06/09/44 (Call 12/09/43)	67	81,790
5.88%, 04/01/35	67	81,849
6.25%, 10/01/39	38	49,261
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)	25	25,153
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	25	25,155
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	10	9,284

		1,487,963

Multi-National — 0.1%
Asian Development Bank, 0.63%, 10/08/24	340	331,344
Council of Europe Development Bank, 0.88%, 09/22/26	20	19,211
Inter-American Development Bank, 0.50%, 09/23/24	25	24,307
International Bank for Reconstruction & Development, 0.85%, 02/10/27 (Call 05/10/22)	25	23,668

		398,530

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	20	19,554
3.25%, 02/15/29 (Call 08/15/23)	85	79,208
3.28%, 12/01/28 (Call 10/01/28)	15	14,729
4.13%, 05/01/25 (Call 05/01/22)	10	10,136
4.25%, 04/01/28 (Call 10/01/22)	80	79,158
5.50%, 12/01/24 (Call 06/01/24)	55	57,591
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(d)	20	20,401
6.88%, 03/15/27 (Call 03/15/24)(b)	20	18,870
7.25%, 03/15/29 (Call 03/15/24)(b)(d)	25	23,678
Xerox Corp.
3.80%, 05/15/24	20	20,040
4.38%, 03/15/23 (Call 02/15/23)	60	60,631
4.80%, 03/01/35	15	12,945
6.75%, 12/15/39	20	20,002
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	40	40,630
5.50%, 08/15/28 (Call 07/15/28)(b)	45	44,837

		522,410

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	82	89,395

36	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas — 0.1%
Qatar Energy
2.25%, 07/12/31 (Call 04/12/31)(c)	$200	$189,552
3.13%, 07/12/41 (Call 01/12/41)(b)	200	191,716
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26 (Call 06/28/22)(c)	25	25,653

		406,921

Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	25	24,157
2.69%, 05/25/31 (Call 02/25/31)	52	50,044
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	80	73,186
3.13%, 09/15/31 (Call 06/15/31)	55	50,510
4.00%, 11/15/23	70	71,910
4.88%, 03/15/26 (Call 12/15/25)	50	52,213
5.25%, 07/01/25	60	63,635

Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	10	10,556
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(b)	15	15,067
5.38%, 01/15/28 (Call 01/15/23)(b)	37	37,257
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 04/08/22)(b)	35	35,080
7.88%, 07/15/26 (Call 04/08/22)(b)	30	31,017
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(b)	75	72,631
1.51%, 04/15/26 (Call 03/15/26)(b)	35	33,200
3.50%, 03/15/28(b)	30	28,633
3.50%, 03/01/29 (Call 09/01/28)(b)	25	23,509
4.13%, 08/15/24 (Call 05/15/24)	5	5,157
4.75%, 07/15/27 (Call 04/15/27)(b)	25	25,670
Graphic Packaging International LLC., 3.75%, 02/01/30 (Call 08/01/29)(b)	25	23,827
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	30,975
Matthews International Corp., 5.25%, 12/01/25 (Call 04/08/22)(b)	15	15,204
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	25	23,562
4.00%, 12/01/27 (Call 09/01/27)(b)	25	24,822
5.13%, 12/01/24 (Call 09/01/24)(b)	25	25,931
5.25%, 04/01/23 (Call 01/01/23)(b)	25	25,540
5.50%, 09/15/25 (Call 06/15/25)(b)	25	26,187
6.88%, 07/15/33(b)	25	28,815
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	100	100,986
8.50%, 08/15/27 (Call 08/15/22)(b)	25	25,649
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	20	20,351
3.00%, 06/15/33 (Call 03/15/33)	20	19,328
3.38%, 09/15/27 (Call 06/15/27)	10	10,329
3.75%, 03/15/25 (Call 01/15/25)	15	15,584
3.90%, 06/01/28 (Call 03/01/28)	20	20,868
4.20%, 06/01/32 (Call 03/01/32)	5	5,360
4.65%, 03/15/26 (Call 01/15/26)	150	161,844
4.90%, 03/15/29 (Call 12/15/28)	30	33,302

		1,341,896

Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	30	28,778
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	35	31,589

Security	Par (000)	Value

Pharmaceuticals (continued)
5.13%, 03/01/30 (Call 03/01/25)(b)	$35	$32,538
6.13%, 08/01/28 (Call 08/01/23)(b)	20	19,940
Elanco Animal Health Inc.
5.77%, 08/28/23 (Call 07/28/23)	35	36,077
6.40%, 08/28/28 (Call 05/28/28)	40	43,344
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	25	20,758
2.75%, 06/01/25 (Call 03/01/25)	110	112,274
3.38%, 03/15/29 (Call 12/15/28)	56	59,092
3.95%, 05/15/47 (Call 11/15/46)	25	28,059
3.95%, 03/15/49 (Call 09/15/48)	10	11,197
4.15%, 03/15/59 (Call 09/15/58)	50	57,633
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	155	159,106
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(b)	25	25,535
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	100	99,140
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	30	31,591
4.60%, 06/01/44 (Call 12/01/43)	40	47,444
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	200	221,862
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	30	28,800
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	125	122,729
5.13%, 04/30/31 (Call 04/30/26)(b)	130	129,844
Owens & Minor Inc.
4.38%, 12/15/24 (Call 09/15/24)	20	20,794
4.50%, 03/31/29 (Call 03/31/24)(b)	30	28,314
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	35	34,851
3.90%, 06/15/30 (Call 03/15/30)	60	54,726
4.38%, 03/15/26 (Call 12/15/25)	50	49,852
4.90%, 12/15/44 (Call 06/15/44)	10	9,166
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	45	41,863
3.00%, 09/12/27 (Call 06/12/27)	15	15,290
3.00%, 05/15/50 (Call 11/15/49)	45	41,543
3.90%, 08/20/28 (Call 05/20/28)	30	31,748
3.95%, 09/12/47 (Call 03/12/47)	67	72,133
4.45%, 08/20/48 (Call 02/20/48)	55	62,571
4.50%, 11/13/25 (Call 08/13/25)	85	90,738
4.70%, 02/01/43 (Call 08/01/42)	124	142,939

		2,043,858

Private Equity — 0.0%
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	50	61,175
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	10	10,156
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	15	17,827

		89,158

Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	20	18,933
4.88%, 03/01/26 (Call 12/01/25)	55	59,738
Corp Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(c)	200	184,712
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	60	62,815
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	40	37,961
4.38%, 02/01/31 (Call 02/01/26)(b)	30	28,311

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
5.38%, 08/01/28 (Call 08/01/23)(b)	$50	$50,503
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(c)	200	202,222
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	35	34,241
4.75%, 02/01/30 (Call 09/01/24)	45	43,056
5.00%, 03/01/31 (Call 03/01/26)	35	34,012
MAF Sukuk Ltd., 3.93%, 02/28/30(c)	200	206,528
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	45	45,965
5.25%, 04/15/30 (Call 04/15/25)(b)	65	61,920
5.75%, 01/15/29 (Call 01/15/24)(b)	55	54,382
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(c)	200	186,436
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30 (Call 02/13/30)(c)	200	195,236
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/29(c)	200	189,842
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(c)	200	198,328

		1,895,141

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	63	55,565
2.00%, 05/18/32 (Call 02/18/32)	25	22,642
2.75%, 12/15/29 (Call 09/15/29)	15	14,838
3.00%, 05/18/51 (Call 11/18/50)	32	28,111
3.38%, 08/15/31 (Call 05/15/31)	40	40,886
3.45%, 04/30/25 (Call 02/28/25)	130	134,580
3.80%, 04/15/26 (Call 02/15/26)	115	121,163
3.95%, 01/15/27 (Call 10/15/26)	23	24,468
4.00%, 02/01/50 (Call 08/01/49)	35	36,298
4.30%, 01/15/26 (Call 10/15/25)	75	79,974
4.50%, 07/30/29 (Call 04/30/29)	10	11,026
4.70%, 07/01/30 (Call 04/01/30)	10	11,180
4.85%, 04/15/49 (Call 10/15/48)	10	11,660
4.90%, 12/15/30 (Call 09/15/30)	81	92,900
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	50	47,028
2.85%, 02/01/30 (Call 11/01/29)	60	58,204
3.30%, 07/15/26 (Call 05/15/26)	40	41,157
3.63%, 11/15/27 (Call 08/15/27)	26	26,931
3.88%, 01/30/31 (Call 10/30/30)	20	20,855
4.13%, 07/01/24 (Call 04/01/24)	15	15,584
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	5	4,792
1.45%, 09/15/26 (Call 08/15/26)	15	14,208
1.50%, 01/31/28 (Call 11/30/27)	45	41,248
1.60%, 04/15/26 (Call 03/15/26)	10	9,590
1.88%, 10/15/30 (Call 07/15/30)	105	93,031
2.10%, 06/15/30 (Call 03/15/30)	109	98,838
2.30%, 09/15/31 (Call 06/15/31)	30	27,259
2.40%, 03/15/25 (Call 02/15/25)	85	84,737
2.70%, 04/15/31 (Call 01/15/31)	10	9,425
2.75%, 01/15/27 (Call 11/15/26)	74	73,903
2.90%, 01/15/30 (Call 10/15/29)	165	159,291
2.95%, 01/15/25 (Call 12/15/24)	30	30,329
2.95%, 01/15/51 (Call 07/15/50)	20	16,373
3.00%, 06/15/23	147	149,181
3.10%, 06/15/50 (Call 12/15/49)	85	71,299
3.13%, 01/15/27 (Call 10/15/26)	79	79,838
3.38%, 10/15/26 (Call 07/15/26)	69	70,822
3.55%, 07/15/27 (Call 04/15/27)	54	55,546
3.60%, 01/15/28 (Call 10/15/27)	29	29,767

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.70%, 10/15/49 (Call 04/15/49)	$72	$67,132
3.80%, 08/15/29 (Call 05/15/29)	36	37,210
3.95%, 03/15/29 (Call 12/15/28)	116	120,468
4.00%, 06/01/25 (Call 03/01/25)	14	14,575
4.40%, 02/15/26 (Call 11/15/25)	70	74,259
5.00%, 02/15/24	125	131,679
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	10	9,531
3.35%, 05/15/27 (Call 02/15/27)	5	5,207
3.90%, 10/15/46 (Call 04/15/46)	15	16,136
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	25	22,752
2.55%, 04/01/32 (Call 01/01/32)	10	9,336
2.75%, 10/01/26 (Call 07/01/26)	75	75,184
2.90%, 03/15/30 (Call 12/15/29)	50	48,751
3.13%, 09/01/23 (Call 06/01/23)	15	15,241
3.20%, 01/15/25 (Call 10/15/24)	79	80,744
3.25%, 01/30/31 (Call 10/30/30)	145	144,746
3.40%, 06/21/29 (Call 03/21/29)	25	25,551
3.65%, 02/01/26 (Call 11/03/25)	206	213,377
3.80%, 02/01/24 (Call 11/01/23)	57	58,610
4.50%, 12/01/28 (Call 09/01/28)	40	43,637
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	40	41,747
4.10%, 10/01/24 (Call 07/01/24)	25	25,853
4.55%, 10/01/29 (Call 07/01/29)	10	10,726
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	90	85,510
2.50%, 08/16/31 (Call 05/16/31)	10	9,223
3.65%, 06/15/24 (Call 04/15/24)	10	10,300
3.85%, 02/01/25 (Call 11/01/24)	20	20,780
3.90%, 03/15/27 (Call 12/15/26)	45	46,909
4.05%, 07/01/30 (Call 04/01/30)	180	188,329
4.13%, 06/15/26 (Call 03/15/26)	57	60,079
4.13%, 05/15/29 (Call 02/15/29)	15	15,833
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	50	46,628
5.75%, 05/15/26 (Call 05/15/22)(b)	65	64,329
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	16	15,855
3.15%, 07/01/29 (Call 04/01/29)	29	29,594
3.35%, 11/01/49 (Call 05/01/49)	40	39,390
4.10%, 10/15/28 (Call 07/15/28)	20	21,635
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	50	51,219
Corporate Office Properties LP
2.25%, 03/15/26 (Call 02/15/26)	78	76,702
2.75%, 04/15/31 (Call 01/15/31)	20	18,744
2.90%, 12/01/33 (Call 09/01/33)	20	18,480
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	25	23,350
1.35%, 07/15/25 (Call 06/15/25)	65	62,367
2.10%, 04/01/31 (Call 01/01/31)	61	54,946
2.25%, 01/15/31 (Call 10/15/30)	57	51,889
2.50%, 07/15/31 (Call 04/15/31)	66	61,280
2.90%, 04/01/41 (Call 10/01/40)	72	61,961
3.10%, 11/15/29 (Call 08/15/29)	35	34,449
3.15%, 07/15/23 (Call 06/15/23)	37	37,650
3.20%, 09/01/24 (Call 07/01/24)	42	42,850

38	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 01/15/51 (Call 07/15/50)	$38	$32,843
3.30%, 07/01/30 (Call 04/01/30)	67	66,449
3.65%, 09/01/27 (Call 06/01/27)	89	92,135
3.70%, 06/15/26 (Call 03/15/26)	20	20,754
3.80%, 02/15/28 (Call 11/15/27)	72	74,834
4.00%, 03/01/27 (Call 12/01/26)	15	15,747
4.00%, 11/15/49 (Call 05/15/49)	10	9,798
4.15%, 07/01/50 (Call 01/01/50)	43	42,853
4.30%, 02/15/29 (Call 11/15/28)	37	39,368
4.45%, 02/15/26 (Call 11/15/25)	57	60,573
4.75%, 05/15/47 (Call 11/15/46)	127	139,478
5.20%, 02/15/49 (Call 08/15/48)	32	36,900
CyrusOne LP/CyrusOne Finance Corp.
2.15%, 11/01/30 (Call 08/01/30)	90	87,395
2.90%, 11/15/24 (Call 10/15/24)	89	90,666
3.45%, 11/15/29 (Call 08/15/29)	86	91,112
Digital Realty Trust LP, 4.45%, 07/15/28 (Call 04/15/28)	10	10,789
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	59	53,581
1.75%, 02/01/31 (Call 11/01/30)	5	4,510
2.88%, 11/15/29 (Call 08/15/29)	24	23,987
3.05%, 03/01/50 (Call 09/01/49)	37	32,596
3.25%, 06/30/26 (Call 03/30/26)	120	123,306
3.38%, 12/15/27 (Call 09/15/27)	10	10,350
4.00%, 09/15/28 (Call 06/15/28)	26	27,868
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	30	28,417
1.25%, 07/15/25 (Call 06/15/25)	69	65,803
1.55%, 03/15/28 (Call 01/15/28)	50	45,955
1.80%, 07/15/27 (Call 05/15/27)	110	103,954
2.00%, 05/15/28 (Call 03/15/28)	40	37,500
2.15%, 07/15/30 (Call 04/15/30)	89	81,193
2.63%, 11/18/24 (Call 10/18/24)	202	203,260
2.90%, 11/18/26 (Call 09/18/26)	74	74,548
2.95%, 09/15/51 (Call 03/15/51)	54	44,339
3.00%, 07/15/50 (Call 01/15/50)	90	75,110
3.20%, 11/18/29 (Call 08/18/29)	56	55,270
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	85	78,372
2.50%, 02/15/30 (Call 11/15/29)	22	21,543
2.85%, 11/01/26 (Call 08/01/26)	20	20,474
3.00%, 04/15/23 (Call 01/15/23)	21	21,270
3.00%, 07/01/29 (Call 04/01/29)	135	136,559
3.25%, 08/01/27 (Call 05/01/27)	122	126,340
3.38%, 06/01/25 (Call 03/01/25)	25	25,929
3.50%, 03/01/28 (Call 12/01/27)	142	149,517
4.50%, 06/01/45 (Call 12/01/44)	15	17,343
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	10	9,562
3.20%, 06/15/29 (Call 03/15/29)	95	96,424
3.25%, 07/15/27 (Call 04/15/27)	15	15,486
3.50%, 06/01/30 (Call 03/01/30)	131	134,431
3.95%, 01/15/24 (Call 10/15/23)	120	123,592
4.50%, 12/01/44 (Call 06/01/44)	10	10,938
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	55	52,562
3.75%, 09/15/30(b)	25	22,938
6.00%, 04/15/25 (Call 04/15/22)(b)	25	25,765
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	25	23,656

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.88%, 01/15/31 (Call 10/15/30)	$41	$40,300
3.00%, 01/15/30 (Call 10/15/29)	75	74,815
3.25%, 07/15/26 (Call 05/15/26)	40	41,381
3.40%, 02/01/25 (Call 11/01/24)	2	2,054
4.00%, 06/01/25 (Call 03/01/25)	25	26,132
6.75%, 02/01/41 (Call 08/01/40)	54	75,191
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	25	25,550
Series E, 4.00%, 06/15/25 (Call 03/15/25)	150	155,304
Series F, 4.50%, 02/01/26 (Call 11/01/25)	87	91,297
Series H, 3.38%, 12/15/29 (Call 09/15/29)	77	75,897
Series I, 3.50%, 09/15/30 (Call 06/15/30)	27	26,418
Series J, 2.90%, 12/15/31 (Call 09/15/31)	10	9,242
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	20	21,704
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	70	65,467
4.88%, 09/15/27 (Call 09/15/22)(b)	57	56,942
4.88%, 09/15/29 (Call 09/15/24)(b)	60	57,900
5.00%, 07/15/28 (Call 07/15/23)(b)	20	19,830
5.25%, 03/15/28 (Call 12/27/22)(b)	50	50,065
5.25%, 07/15/30 (Call 07/15/25)(b)	80	79,400
5.63%, 07/15/32 (Call 07/15/26)(b)	40	39,553
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	45	42,790
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	35	34,972
4.75%, 10/01/24 (Call 07/01/24)	45	45,540
5.50%, 02/15/26 (Call 08/15/22)	25	25,588
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	40	36,739
2.65%, 11/15/33 (Call 08/15/33)	10	9,109
3.05%, 02/15/30 (Call 11/15/29)	10	9,830
3.45%, 12/15/24 (Call 09/15/24)	10	10,250
4.38%, 10/01/25 (Call 07/01/25)	35	36,897
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	20	18,853
2.70%, 03/01/24 (Call 01/01/24)(d)	5	5,042
2.70%, 10/01/30 (Call 07/01/30)	60	58,234
2.80%, 10/01/26 (Call 07/01/26)	14	14,070
3.13%, 06/01/23 (Call 03/01/23)	57	57,785
3.30%, 02/01/25 (Call 12/01/24)	5	5,128
3.70%, 10/01/49 (Call 04/01/49)	48	46,560
3.80%, 04/01/27 (Call 01/01/27)	20	21,009
4.13%, 12/01/46 (Call 06/01/46)	20	20,673
4.25%, 04/01/45 (Call 10/01/44)	25	26,233
4.45%, 09/01/47 (Call 03/01/47)	67	73,453
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	15	14,116
3.95%, 01/15/28 (Call 10/15/27)	10	10,495
4.30%, 03/15/27 (Call 12/15/26)	20	21,467
Piedmont Operating Partnership LP, 2.75%, 04/01/32 (Call 01/01/32)	5	4,627
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	30	26,473
1.63%, 03/15/31 (Call 12/15/30)	80	72,673
2.13%, 04/15/27 (Call 02/15/27)	51	50,186
2.13%, 10/15/50 (Call 04/15/50)	62	47,702
2.25%, 04/15/30 (Call 01/15/30)	74	71,090
3.00%, 04/15/50 (Call 10/15/49)	12	11,037

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 10/01/26 (Call 07/01/26)	$40	$41,566
3.88%, 09/15/28 (Call 06/15/28)	130	138,714
4.38%, 02/01/29 (Call 11/01/28)	5	5,506
4.38%, 09/15/48 (Call 03/15/48)	35	39,717
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	10	9,340
2.20%, 06/15/28 (Call 04/15/28)	30	29,045
3.00%, 01/15/27 (Call 10/15/26)	25	25,422
3.25%, 01/15/31 (Call 10/15/30)	97	98,581
3.65%, 01/15/28 (Call 10/15/27)	40	41,765
3.88%, 04/15/25 (Call 02/15/25)	10	10,441
4.65%, 03/15/47 (Call 09/15/46)	65	75,488
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	115	113,518
3.60%, 02/01/27 (Call 11/01/26)	65	68,154
3.70%, 06/15/30 (Call 03/15/30)	30	31,297
4.40%, 02/01/47 (Call 08/01/46)	15	16,007
4.65%, 03/15/49 (Call 09/15/48)	20	22,454
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	90	83,567
3.88%, 02/15/27 (Call 02/15/23)	105	104,742
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	10	10,245
3.50%, 02/12/25 (Call 11/14/24)(b)	70	72,015
3.63%, 01/28/26 (Call 12/28/25)(b)	75	77,675
3.75%, 03/23/27 (Call 12/23/26)(b)	5	5,235
4.38%, 05/28/30 (Call 02/28/30)(b)	45	49,164
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26)(a)(b)	220	219,705
5.13%, 09/24/80 (Call 06/24/30)(a)(b)	25	24,857
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	20	19,013
3.75%, 12/31/24 (Call 09/30/24)(b)	25	24,508
4.38%, 01/15/27 (Call 07/15/26)(b)	50	48,583
4.75%, 03/15/25 (Call 09/15/24)	30	30,328
5.50%, 11/01/23 (Call 08/01/23)(b)	15	15,342
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(b)	45	40,242
7.88%, 02/15/25 (Call 04/08/22)(b)	140	145,908
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	35	33,353
6.50%, 02/15/29 (Call 02/15/24)(b)	70	65,187
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	40	37,729
2.65%, 01/15/25 (Call 12/15/24)	63	63,340
3.00%, 01/15/30 (Call 10/15/29)	35	34,610
3.25%, 10/15/26 (Call 07/15/26)	75	76,741
3.50%, 04/15/24 (Call 03/15/24)	35	35,862
3.50%, 02/01/25 (Call 11/01/24)	17	17,442
3.75%, 05/01/24 (Call 02/01/24)	19	19,520
3.85%, 04/01/27 (Call 01/01/27)	42	44,267
4.00%, 03/01/28 (Call 12/01/27)	27	28,693
4.13%, 01/15/26 (Call 10/15/25)	85	89,628
4.38%, 02/01/45 (Call 08/01/44)	50	52,482
4.40%, 01/15/29 (Call 10/15/28)	17	18,432
4.75%, 11/15/30 (Call 08/15/30)	77	86,031
4.88%, 04/15/49 (Call 10/15/48)	27	31,034
5.70%, 09/30/43 (Call 03/30/43)	25	30,996
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 04/08/22)(b)	50	50,049

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.75%, 02/15/27 (Call 02/15/23)(b)	$25	$24,817
4.13%, 08/15/30 (Call 02/15/25)(b)	60	59,602
4.25%, 12/01/26 (Call 12/01/22)(b)	80	80,891
4.63%, 12/01/29 (Call 12/01/24)(b)	85	86,852
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	90	89,098
3.50%, 06/15/29 (Call 03/15/29)(b)	90	89,346
4.13%, 09/20/28 (Call 06/20/28)(b)	40	41,507
4.63%, 09/20/48 (Call 03/20/48)(b)	65	63,056
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	86	81,471
2.70%, 02/15/27 (Call 12/15/26)	50	50,385
2.75%, 01/15/31 (Call 10/15/30)	65	62,939
2.75%, 01/15/32 (Call 10/15/31)	25	23,950
2.80%, 06/01/31 (Call 03/01/31)	25	24,206
3.63%, 03/15/24 (Call 02/15/24)	285	292,857
4.00%, 06/01/25 (Call 03/01/25)	150	156,997
4.13%, 03/15/29 (Call 12/15/28)	25	26,762
4.25%, 04/01/26 (Call 01/01/26)	105	111,718
4.25%, 04/15/28 (Call 01/15/28)	20	21,470
4.50%, 01/15/24 (Call 10/15/23)	40	41,549
4.95%, 09/01/48 (Call 03/01/48)	15	17,696
6.50%, 03/15/41 (Call 09/15/40)	30	40,131
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	90	80,194
2.40%, 02/01/31 (Call 11/01/30)	20	18,780
3.85%, 07/15/29 (Call 04/15/29)	10	10,474
4.25%, 10/01/26 (Call 07/01/26)	90	95,849
4.60%, 04/01/24 (Call 01/01/24)	40	41,746
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	25	24,372
6.38%, 08/15/25 (Call 08/15/22)(b)	35	36,173

		13,984,693

Retail — 1.3%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	112	105,139
3.90%, 04/15/30 (Call 01/15/30)	132	136,760
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	30	29,533
4.63%, 11/15/29 (Call 11/15/24)(b)	50	48,771
4.75%, 03/01/30 (Call 03/01/25)	30	29,269
5.00%, 02/15/32 (Call 11/15/26)(b)	35	34,146
AutoNation Inc.
2.40%, 08/01/31 (Call 05/01/31)	15	13,572
3.50%, 11/15/24 (Call 09/15/24)	22	22,610
3.80%, 11/15/27 (Call 08/15/27)	25	25,915
4.50%, 10/01/25 (Call 07/01/25)	15	15,829
4.75%, 06/01/30 (Call 03/01/30)	144	155,327
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/15/24)(b)	25	23,293
4.50%, 11/15/26 (Call 11/15/22)(b)	15	15,044
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	104	94,905
4.45%, 10/01/28 (Call 07/01/28)	45	48,498
Brinker International Inc.
3.88%, 05/15/23	20	20,173
5.00%, 10/01/24 (Call 07/01/24)(b)	20	20,494
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	26	27,332
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	20	20,294

40	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.50%, 04/03/30 (Call 01/03/30)	$30	$30,717
3.88%, 04/15/27 (Call 01/15/27)	40	42,250
4.13%, 05/01/28 (Call 02/01/28)	10	10,658
4.13%, 04/03/50 (Call 10/03/49)	20	20,653
4.15%, 11/01/25 (Call 08/01/25)	10	10,597
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(c)(d)	200	202,056
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	30	27,294
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	50	45,339
3.88%, 10/01/31 (Call 10/01/26)(b)	45	40,379
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	15	13,512
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	45	43,390
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	15	14,021
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	135	124,133
1.38%, 03/15/31 (Call 12/15/30)	85	76,062
2.13%, 09/15/26 (Call 06/15/26)	60	60,053
2.38%, 03/15/51 (Call 09/15/50)	40	32,890
2.50%, 04/15/27 (Call 02/15/27)	256	258,409
2.70%, 04/01/23 (Call 01/01/23)	34	34,376
2.70%, 04/15/30 (Call 01/15/30)	104	103,907
2.75%, 09/15/51 (Call 03/15/51)	30	26,663
2.80%, 09/14/27 (Call 06/14/27)	107	109,510
2.95%, 06/15/29 (Call 03/15/29)	130	132,820
3.00%, 04/01/26 (Call 01/01/26)	43	44,553
3.13%, 12/15/49 (Call 06/15/49)	92	86,707
3.30%, 04/15/40 (Call 10/15/39)	200	200,066
3.35%, 09/15/25 (Call 06/15/25)	15	15,592
3.35%, 04/15/50 (Call 10/15/49)	112	109,747
3.50%, 09/15/56 (Call 03/15/56)	45	45,005
3.75%, 02/15/24 (Call 11/15/23)	44	45,558
3.90%, 12/06/28 (Call 09/06/28)	85	91,819
4.20%, 04/01/43 (Call 10/01/42)	10	11,085
4.25%, 04/01/46 (Call 10/01/45)	80	88,958
4.40%, 03/15/45 (Call 09/15/44)	57	64,370
4.50%, 12/06/48 (Call 06/06/48)	130	150,614
4.88%, 02/15/44 (Call 08/15/43)	81	97,141
5.40%, 09/15/40 (Call 03/15/40)	99	123,920
5.88%, 12/16/36	116	153,244
5.95%, 04/01/41 (Call 10/01/40)	82	108,712
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	35	35,842
Kohl’s Corp.
3.38%, 05/01/31 (Call 02/01/31)	56	55,148
5.55%, 07/17/45 (Call 01/17/45)	35	35,773
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)(d)	70	68,922
4.38%, 01/15/31 (Call 10/15/25)(b)	15	15,145
4.63%, 12/15/27 (Call 12/15/22)(b)	30	30,628
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	100	93,686
1.70%, 10/15/30 (Call 07/15/30)	200	179,930
2.63%, 04/01/31 (Call 01/01/31)	100	96,617
3.00%, 10/15/50 (Call 04/15/50)	150	130,558
3.10%, 05/03/27 (Call 02/03/27)	100	102,987
3.65%, 04/05/29 (Call 01/05/29)	100	104,828
4.05%, 05/03/47 (Call 11/03/46)	100	102,776
Macy’s Retail Holdings LLC
3.63%, 06/01/24 (Call 04/01/22)(d)	20	20,455
4.30%, 02/15/43 (Call 08/15/42)	15	12,307

Security	Par (000)	Value

Retail (continued)
4.38%, 09/01/23 (Call 04/01/22)	$15	$15,253
4.50%, 12/15/34 (Call 06/15/34)	20	17,907
5.13%, 01/15/42 (Call 07/15/41)	15	13,235
5.88%, 04/01/29 (Call 04/01/24)(b)(d)	30	30,678
6.38%, 03/15/37	15	14,945
6.70%, 07/15/34(b)	15	16,470
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(d)	25	23,837
4.25%, 08/01/31 (Call 05/01/31)(d)	25	22,408
4.38%, 04/01/30 (Call 01/01/30)(d)	35	32,127
5.00%, 01/15/44 (Call 07/15/43)(d)	60	52,711
6.95%, 03/15/28(d)	20	21,100
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	10	10,653
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 04/08/22)	40	40,536
8.75%, 04/30/25 (Call 04/30/22)(b)	20	21,000
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	65	63,418
2.25%, 03/12/30 (Call 12/12/29)	89	84,066
2.45%, 06/15/26 (Call 03/15/26)	110	110,535
2.55%, 11/15/30 (Call 08/15/30)	88	84,568
3.10%, 03/01/23 (Call 02/01/23)	31	31,480
3.35%, 03/12/50 (Call 09/12/49)	91	82,791
3.50%, 03/01/28 (Call 12/01/27)	58	60,344
3.55%, 08/15/29 (Call 05/15/29)	115	119,701
3.75%, 12/01/47 (Call 06/01/47)	32	31,022
3.80%, 08/15/25 (Call 06/15/25)	106	111,058
3.85%, 10/01/23 (Call 07/01/23)	51	52,448
4.30%, 06/15/45 (Call 12/15/44)	15	15,700
4.45%, 08/15/49 (Call 02/15/49)	30	32,246
4.50%, 11/15/48 (Call 05/15/48)	106	115,115
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	20	20,135
2.35%, 02/15/30 (Call 11/15/29)	30	29,484
2.50%, 04/15/26	15	15,345
2.65%, 09/15/30 (Call 06/15/30)	5	5,017
3.38%, 04/15/29 (Call 01/15/29)	15	15,901
3.50%, 07/01/24	5	5,205
3.63%, 04/15/46	75	78,977
3.90%, 11/15/47 (Call 05/15/47)	65	71,501
4.00%, 07/01/42	5	5,539
6.50%, 10/15/37	135	189,653
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	5	4,615
2.25%, 09/15/26 (Call 06/15/26)	100	100,171
2.50%, 05/15/23 (Call 02/15/23)	63	63,620
3.88%, 04/15/30 (Call 01/15/30)	63	67,561
4.50%, 04/15/50 (Call 10/15/49)	40	49,075
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	5	4,448
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	10	9,858
3.20%, 04/15/30 (Call 01/15/30)	35	35,372
3.45%, 06/01/26 (Call 03/01/26)	130	135,443
3.80%, 11/18/24 (Call 08/18/24)	60	62,186
4.10%, 04/15/50 (Call 10/15/49)	50	50,141
4.50%, 11/18/34 (Call 05/18/34)	12	12,915
4.65%, 06/01/46 (Call 12/01/45)	75	81,001
4.80%, 11/18/44 (Call 05/18/44)	25	27,319
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	75	70,148

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.88%, 11/01/23 (Call 08/01/23)	$5	$5,119
4.63%, 01/31/32 (Call 10/01/26)	75	74,065
4.75%, 01/15/30 (Call 10/15/29)(b)	40	40,644
5.35%, 11/01/43 (Call 05/01/43)	15	15,123
6.88%, 11/15/37	20	22,727
7.75%, 04/01/25 (Call 04/01/22)(b)	50	52,117

		7,617,063

Savings & Loans — 0.0%
Nationwide Building Society
0.55%, 01/22/24(b)	40	38,872
1.00%, 08/28/25(b)	83	78,875
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	15	15,246
3.96%, 07/18/30 (Call 07/18/29), (3 mo. LIBOR US + 1.855%)(a)(b)	20	20,943
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	110	113,218

		267,154

Semiconductors — 0.9%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 07/31/22)(b)	20	20,724
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	20	19,036
2.10%, 10/01/31 (Call 07/01/31)	5	4,768
2.80%, 10/01/41 (Call 04/01/41)	15	13,801
2.95%, 04/01/25 (Call 03/01/25)	82	83,993
3.50%, 12/05/26 (Call 09/05/26)	45	47,497
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	82	76,754
2.75%, 06/01/50 (Call 12/01/49)	94	85,170
3.30%, 04/01/27 (Call 01/01/27)	57	59,537
3.90%, 10/01/25 (Call 07/01/25)	159	167,996
4.35%, 04/01/47 (Call 10/01/46)	22	25,214
5.10%, 10/01/35 (Call 04/01/35)	54	65,728
5.85%, 06/15/41	104	138,525
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	20	18,755
4.38%, 04/15/28 (Call 04/15/23)(b)	30	29,471
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	82	76,759
2.88%, 06/15/50 (Call 12/15/49)	69	61,647
3.13%, 06/15/60 (Call 12/15/59)	94	84,827
3.75%, 03/15/26 (Call 01/15/26)	108	114,227
3.80%, 03/15/25 (Call 12/15/24)	22	23,019
4.00%, 03/15/29 (Call 12/15/28)	78	84,593
4.88%, 03/15/49 (Call 09/15/48)	77	93,281
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	101	97,135
2.45%, 04/15/28 (Call 02/15/28)	12	11,576
2.95%, 04/15/31 (Call 01/15/31)	67	64,707
4.20%, 06/22/23 (Call 05/22/23)	57	58,599
4.88%, 06/22/28 (Call 03/22/28)	41	44,801
Microchip Technology Inc.
0.98%, 09/01/24(b)	40	38,490
4.25%, 09/01/25 (Call 09/01/22)	25	25,603
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	10	9,074
3.48%, 11/01/51 (Call 05/01/51)	50	44,293
4.19%, 02/15/27 (Call 12/15/26)	62	65,596
4.66%, 02/15/30 (Call 11/15/29)	99	107,355
4.98%, 02/06/26 (Call 12/06/25)	75	81,007
5.33%, 02/06/29 (Call 11/06/28)	66	73,748

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
0.31%, 06/15/23 (Call 06/15/22)	$5	$4,926
0.58%, 06/14/24 (Call 06/14/23)	10	9,729
1.55%, 06/15/28 (Call 04/15/28)	7	6,604
2.00%, 06/15/31 (Call 03/15/31)	17	15,993
2.85%, 04/01/30 (Call 01/01/30)	81	82,011
3.20%, 09/16/26 (Call 06/16/26)	71	74,097
3.50%, 04/01/40 (Call 10/01/39)	74	76,027
3.50%, 04/01/50 (Call 10/01/49)	101	103,561
3.70%, 04/01/60 (Call 10/01/59)	42	43,860
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(b)	90	94,427
5.35%, 03/01/26 (Call 01/01/26)(b)	40	43,997
5.55%, 12/01/28 (Call 09/01/28)(b)	84	95,931
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(b)	97	90,289
2.65%, 02/15/32 (Call 11/15/31)(b)	25	23,545
2.70%, 05/01/25 (Call 04/01/25)(b)	72	72,427
3.13%, 02/15/42 (Call 08/15/41)(b)	15	13,530
3.15%, 05/01/27 (Call 03/01/27)(b)	62	62,825
3.25%, 05/11/41 (Call 11/11/40)(b)	35	32,044
3.25%, 11/30/51 (Call 05/30/51)(b)	30	26,335
3.40%, 05/01/30 (Call 02/01/30)(b)	79	79,694
3.88%, 06/18/26 (Call 04/18/26)(b)	15	15,711
4.30%, 06/18/29 (Call 03/18/29)(b)	100	106,795
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	40	39,677
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	90	84,374
4.38%, 10/15/29 (Call 10/15/24)	50	51,008
SK Hynix Inc., 1.50%, 01/19/26(c)	200	191,026
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	127	121,336
3.00%, 06/01/31 (Call 03/01/31)	32	29,855
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	25	24,130
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	10	9,622
1.38%, 03/12/25 (Call 02/12/25)	122	119,943
1.75%, 05/04/30 (Call 02/04/30)	93	87,659
2.25%, 05/01/23 (Call 02/01/23)	15	15,104
2.25%, 09/04/29 (Call 06/04/29)	65	64,105
2.63%, 05/15/24 (Call 03/15/24)	41	41,675
2.70%, 09/15/51 (Call 03/15/51)(d)	65	58,668
2.90%, 11/03/27 (Call 08/03/27)	52	53,926
3.88%, 03/15/39 (Call 09/15/38)	77	83,925
4.15%, 05/15/48 (Call 11/15/47)	64	72,735
TSMC Arizona Corp., 2.50%, 10/25/31 (Call 07/25/31)	220	209,829
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(c)	200	183,548
1.75%, 04/23/28 (Call 02/23/28)(c)	200	188,964
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	51	49,149
2.95%, 06/01/24 (Call 04/01/24)	146	148,627

		5,220,549

Software — 1.2%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	75	75,026
2.15%, 02/01/27 (Call 12/01/26)	95	94,575
2.30%, 02/01/30 (Call 11/01/29)	71	69,188
3.25%, 02/01/25 (Call 11/01/24)	92	94,996

42	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	$25	$23,161
2.85%, 01/15/30 (Call 10/15/29)	80	78,162
3.50%, 06/15/27 (Call 03/15/27)	87	90,609
4.38%, 06/15/25 (Call 03/15/25)	22	23,219
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	65	61,610
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	25	23,510
2.90%, 12/01/29 (Call 09/01/29)	70	68,956
3.40%, 06/27/26 (Call 03/27/26)	35	36,345
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	45	45,029
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	40	40,994
5.00%, 10/15/24 (Call 07/15/24)	35	36,674
5.25%, 05/15/29 (Call 05/15/24)(b)	35	36,061
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	30	29,344
3.30%, 03/01/30 (Call 12/01/29)	53	53,218
4.50%, 12/01/27 (Call 09/01/27)	51	52,750
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	55	51,954
4.88%, 07/01/29 (Call 06/30/24)(b)	60	56,479
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 10/15/23)(b)	20	19,961
6.50%, 10/15/28 (Call 10/15/26)(b)	35	35,259
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	40	36,811
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	30	27,416
2.95%, 02/15/51 (Call 08/15/50)	20	17,221
4.80%, 03/01/26 (Call 12/01/25)	37	40,212
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	20	19,761
5.25%, 05/15/26 (Call 02/15/26)(b)	30	31,997
Fidelity National Information Services Inc.
0.38%, 03/01/23	10	9,871
1.65%, 03/01/28 (Call 01/01/28)	25	23,164
2.25%, 03/01/31 (Call 12/01/30)	60	54,870
3.10%, 03/01/41 (Call 09/01/40)	41	36,865
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	110	107,574
2.65%, 06/01/30 (Call 03/01/30)	49	46,754
2.75%, 07/01/24 (Call 06/01/24)	60	60,630
3.20%, 07/01/26 (Call 05/01/26)	174	177,694
3.50%, 07/01/29 (Call 04/01/29)	100	101,493
3.80%, 10/01/23 (Call 09/01/23)	172	177,041
3.85%, 06/01/25 (Call 03/01/25)	47	48,947
4.20%, 10/01/28 (Call 07/01/28)	15	15,997
4.40%, 07/01/49 (Call 01/01/49)	117	124,660
Intuit Inc.
0.65%, 07/15/23	72	71,050
0.95%, 07/15/25 (Call 06/15/25)	37	35,467
1.35%, 07/15/27 (Call 05/15/27)	57	53,920
1.65%, 07/15/30 (Call 04/15/30)	17	15,619
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	210	213,427
2.53%, 06/01/50 (Call 12/01/49)	185	164,302
2.68%, 06/01/60 (Call 12/01/59)	260	229,216
2.70%, 02/12/25 (Call 11/12/24)	25	25,649
2.88%, 02/06/24 (Call 12/06/23)	30	30,724

Security	Par (000)	Value

Software (continued)
2.92%, 03/17/52 (Call 09/17/51)	$460	$439,553
3.04%, 03/17/62 (Call 09/17/61)	80	76,540
3.13%, 11/03/25 (Call 08/03/25)	335	347,911
3.30%, 02/06/27 (Call 11/06/26)	300	317,208
3.45%, 08/08/36 (Call 02/08/36)	200	214,700
3.50%, 02/12/35 (Call 08/12/34)	10	10,802
3.50%, 11/15/42	35	36,920
3.70%, 08/08/46 (Call 02/08/46)	270	292,086
3.95%, 08/08/56 (Call 02/08/56)	200	225,002
4.50%, 02/06/57 (Call 08/06/56)	5	6,262
4.75%, 11/03/55 (Call 05/03/55)	0	318
Nuance Communications Inc., 5.63%, 12/15/26 (Call 04/02/22)	30	30,865
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	55	53,288
3.88%, 12/01/29 (Call 12/01/24)(b)	55	51,963
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	55	52,666
4.13%, 12/01/31 (Call 12/01/26)(b)	42	39,751
PTC Inc.
3.63%, 02/15/25 (Call 04/08/22)(b)	35	34,829
4.00%, 02/15/28 (Call 02/15/23)(b)	35	34,219
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	35	31,771
5.38%, 12/01/28 (Call 12/01/23)(b)	35	31,404
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	85	80,859
1.40%, 09/15/27 (Call 07/15/27)	50	46,712
1.75%, 02/15/31 (Call 11/15/30)	116	102,904
2.00%, 06/30/30 (Call 03/30/30)	45	41,117
2.35%, 09/15/24 (Call 08/15/24)	55	55,215
2.95%, 09/15/29 (Call 06/15/29)	55	54,473
3.65%, 09/15/23 (Call 08/15/23)	88	90,223
3.80%, 12/15/26 (Call 09/15/26)	84	88,392
3.85%, 12/15/25 (Call 09/15/25)	62	64,915
4.20%, 09/15/28 (Call 06/15/28)	15	16,022
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	30	29,208
1.50%, 07/15/28 (Call 05/15/28)	145	136,937
1.95%, 07/15/31 (Call 04/15/31)	5	4,715
2.70%, 07/15/41 (Call 01/15/41)	5	4,564
2.90%, 07/15/51 (Call 01/15/51)	175	159,572
3.05%, 07/15/61 (Call 01/15/61)	70	63,172
3.25%, 04/11/23 (Call 03/11/23)	115	117,300
3.70%, 04/11/28 (Call 01/11/28)	75	80,035
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	95	83,775
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	35	33,524
3.88%, 03/15/31 (Call 03/15/26)	35	32,936
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	15	14,557
1.40%, 08/15/26 (Call 07/15/26)	15	14,240
2.20%, 08/15/31 (Call 05/15/31)	25	22,879
3.90%, 08/21/27 (Call 05/21/27)	47	49,156
4.50%, 05/15/25 (Call 04/15/25)	103	109,064
4.65%, 05/15/27 (Call 03/15/27)	97	105,018
4.70%, 05/15/30 (Call 02/15/30)	82	90,020
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	45	42,690

		7,357,684

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 2.95%, 03/29/26(c)	$200	$192,770

Telecommunications — 2.1%
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	62	59,916
Bell Telephone Co of Canada or Bell Canada, Series US-3, 0.75%, 03/17/24	125	121,843
Bell Telephone Co. of Canada or Bell Canada (The)
4.30%, 07/29/49 (Call 01/29/49)	47	50,455
4.46%, 04/01/48 (Call 10/01/47)	49	53,966
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	55	53,597
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	200	207,928
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	194	195,973
2.50%, 09/20/26 (Call 06/20/26)	207	211,554
2.95%, 02/28/26	72	74,630
3.50%, 06/15/25	32	33,483
3.63%, 03/04/24	81	84,053
5.50%, 01/15/40	85	109,437
5.90%, 02/15/39	104	138,149
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	80	75,174
6.00%, 03/01/26 (Call 04/08/22)(b)	75	76,802
7.13%, 07/01/28 (Call 07/01/23)(b)	45	42,468
8.25%, 03/01/27 (Call 04/08/22)(b)	60	59,687
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/21/22)(b)	45	40,095
6.00%, 06/15/25 (Call 03/21/22)(b)	89	87,146
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)(d)	25	23,779
6.50%, 10/01/28 (Call 10/01/23)(b)	45	44,904
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	42	42,423
4.38%, 11/15/57 (Call 05/15/57)	17	17,896
4.70%, 03/15/37	14	15,702
4.75%, 03/15/42	25	28,731
5.35%, 11/15/48 (Call 05/15/48)	31	38,704
5.45%, 11/15/79 (Call 05/19/79)	79	91,458
5.75%, 08/15/40	6	7,550
5.85%, 11/15/68 (Call 05/15/68)	32	41,247
Embarq Corp., 8.00%, 06/01/36	100	99,412
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(c)	200	208,572
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(c)	200	203,058
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	27	25,802
2.00%, 12/10/30 (Call 09/10/30)	12	10,752
3.75%, 08/15/29 (Call 05/15/29)	20	20,632
5.95%, 03/15/41	40	48,153
Level 3 Financing Inc.
3.75%, 07/15/29 (Call 01/15/24)(b)	20	17,843
4.25%, 07/01/28 (Call 07/01/23)(b)	100	92,413
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	100	95,120
4.50%, 01/15/29 (Call 01/15/24)(b)	125	104,705
5.13%, 12/15/26 (Call 12/15/22)(b)	100	93,051
5.38%, 06/15/29 (Call 06/15/24)(b)	90	78,314
Series U, 7.65%, 03/15/42	50	43,987
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	10	10,429
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	82	75,370

Security	Par (000)	Value

Telecommunications (continued)
4.00%, 09/01/24	$112	$115,809
4.60%, 02/23/28 (Call 11/23/27)	89	96,035
4.60%, 05/23/29 (Call 02/23/29)	22	23,740
5.50%, 09/01/44	104	120,799
Nokia OYJ
4.38%, 06/12/27	30	31,055
6.63%, 05/15/39	35	42,020
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	5	4,756
1.59%, 04/03/28 (Call 02/03/28)(b)	5	4,708
2.07%, 04/03/31 (Call 01/03/31)(b)	15	14,150
Ooredoo International Finance Ltd., 2.63%, 04/08/31(c)	200	191,718
Plantronics Inc., 4.75%, 03/01/29 (Call 03/01/24)(b)	35	31,137
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	60,094
3.00%, 03/15/23 (Call 12/15/22)	15	15,148
3.63%, 12/15/25 (Call 09/15/25)	107	110,938
3.70%, 11/15/49 (Call 05/15/49)	115	103,862
4.10%, 10/01/23 (Call 07/01/23)	135	138,533
4.30%, 02/15/48 (Call 08/15/47)	74	73,418
4.35%, 05/01/49 (Call 11/01/48)	56	55,879
4.50%, 03/15/43 (Call 09/15/42)	15	15,635
5.00%, 03/15/44 (Call 09/15/43)	98	105,826
7.50%, 08/15/38	37	52,433
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	68	68,813
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29 (Call 05/28/29)(c)	200	198,998
Telecom Italia Capital SA
6.00%, 09/30/34	60	57,328
6.38%, 11/15/33	60	58,610
7.20%, 07/18/36	60	60,862
7.72%, 06/04/38	60	62,140
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	115	117,966
Telefonica Emisiones SA
4.67%, 03/06/38	20	20,745
5.21%, 03/08/47	185	201,012
7.05%, 06/20/36	319	413,851
Telefonica Europe BV, 8.25%, 09/15/30	71	95,296
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	42	42,489
3.70%, 09/15/27 (Call 06/15/27)	75	78,968
4.30%, 06/15/49 (Call 12/15/48)	44	48,241
4.60%, 11/16/48 (Call 05/16/48)	60	67,228
United States Cellular Corp., 6.70%, 12/15/33	35	38,126
VEON Holdings BV
3.38%, 11/25/27 (Call 08/25/27)(b)	200	87,330
4.00%, 04/09/25 (Call 01/09/25)(b)	200	82,738
Verizon Communications Inc.
0.75%, 03/22/24	108	105,712
0.85%, 11/20/25 (Call 10/20/25)	66	62,726
1.50%, 09/18/30 (Call 06/18/30)	37	32,980
1.68%, 10/30/30 (Call 07/30/30)	85	76,386
1.75%, 01/20/31 (Call 10/20/30)	113	101,619
2.10%, 03/22/28 (Call 01/22/28)	144	139,127
2.36%, 03/15/32 (Call 12/15/31)(b)	156	145,741
2.55%, 03/21/31 (Call 12/21/30)	182	174,627
2.63%, 08/15/26	140	140,756
2.65%, 11/20/40 (Call 05/20/40)	168	145,918
2.85%, 09/03/41 (Call 03/03/41)	140	125,292
2.88%, 11/20/50 (Call 05/20/50)	233	199,329

44	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.99%, 10/30/56 (Call 04/30/56)	$280	$238,725
3.00%, 03/22/27 (Call 01/22/27)	32	32,580
3.00%, 11/20/60 (Call 05/20/60)	202	167,799
3.15%, 03/22/30 (Call 12/22/29)	124	125,398
3.38%, 02/15/25	30	31,040
3.40%, 03/22/41 (Call 09/22/40)	262	252,272
3.50%, 11/01/24 (Call 08/01/24)	15	15,515
3.55%, 03/22/51 (Call 09/22/50)	249	240,955
3.70%, 03/22/61 (Call 09/22/60)	230	219,443
3.85%, 11/01/42 (Call 05/01/42)	117	118,307
3.88%, 02/08/29 (Call 11/08/28)	79	84,004
4.00%, 03/22/50 (Call 09/22/49)	64	65,935
4.02%, 12/03/29 (Call 09/03/29)	368	394,489
4.13%, 03/16/27	109	116,799
4.13%, 08/15/46	105	110,400
4.27%, 01/15/36	100	109,610
4.33%, 09/21/28	146	159,160
4.40%, 11/01/34 (Call 05/01/34)	92	101,130
4.50%, 08/10/33	176	195,682
4.52%, 09/15/48	20	22,697
4.75%, 11/01/41	122	137,822
4.81%, 03/15/39	64	74,582
4.86%, 08/21/46	199	238,925
5.01%, 04/15/49	5	6,060
5.25%, 03/16/37	104	125,195
5.50%, 03/16/47	107	136,725
5.85%, 09/15/35	72	90,627
6.40%, 09/15/33	7	9,055
6.55%, 09/15/43	17	24,203
7.75%, 12/01/30	15	20,317
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	25	23,722
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	30	27,628
3.75%, 01/16/24	61	63,145
4.13%, 05/30/25	82	86,229
4.13%, 06/04/81 (Call 03/04/31)(a)	65	59,380
4.25%, 09/17/50	84	86,049
4.38%, 05/30/28	37	40,025
4.38%, 02/19/43	24	24,805
4.88%, 06/19/49	226	251,423
5.00%, 05/30/38	139	157,641
5.13%, 06/19/59	58	66,419
5.13%, 06/04/81 (Call 12/04/50)(a)	60	53,647
5.25%, 05/30/48	169	196,351
6.15%, 02/27/37	20	24,855
6.25%, 11/30/32	67	83,017
7.00%, 04/04/79 (Call 01/04/29)(a)	120	132,556

		13,057,353

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	15	15,207
3.50%, 09/15/27 (Call 06/15/27)	15	15,430
3.55%, 11/19/26 (Call 09/19/26)	45	46,489
3.90%, 11/19/29 (Call 08/19/29)	90	94,096
5.10%, 05/15/44 (Call 11/15/43)	88	99,770
6.35%, 03/15/40	101	128,732

		399,724

Security	Par (000)	Value

Transportation — 0.2%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	$12	$12,550
4.50%, 06/20/29 (Call 03/20/29)(b)	10	10,979
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	57	61,780
MTR Corp. Ltd., 1.63%, 08/19/30(c)	400	375,548
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	70	70,290
2.90%, 12/01/26 (Call 10/01/26)	109	109,995
3.35%, 09/01/25 (Call 08/01/25)	121	123,934
3.40%, 03/01/23 (Call 02/01/23)	20	20,320
3.65%, 03/18/24 (Call 02/18/24)	75	77,255
3.75%, 06/09/23 (Call 05/09/23)	62	63,371
3.88%, 12/01/23 (Call 11/01/23)	55	56,707
4.63%, 06/01/25 (Call 05/01/25)	32	34,042

		1,016,771

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)	25	26,220
CMB International Leasing Management Ltd.
2.75%, 08/12/30(c)	200	188,742
3.00%, 07/03/24(c)	200	201,850
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	20	18,017
3.10%, 06/01/51 (Call 12/01/50)	35	30,318
3.25%, 09/15/26 (Call 06/15/26)	30	30,706
3.50%, 03/15/28 (Call 12/15/27)	15	15,523
4.00%, 06/30/30 (Call 03/30/30)	25	26,435
4.35%, 02/15/24 (Call 01/15/24)	85	88,531
4.55%, 11/07/28 (Call 08/07/28)	46	50,660
5.20%, 03/15/44 (Call 09/15/43)	25	28,869
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26 (Call 05/15/26)(b)	162	155,501
2.70%, 03/14/23 (Call 02/14/23)(b)	12	12,102
2.70%, 11/01/24 (Call 10/01/24)(b)	22	22,138
3.35%, 11/01/29 (Call 08/01/29)(b)	12	12,209
3.40%, 11/15/26 (Call 08/15/26)(b)	5	5,131
3.45%, 07/01/24 (Call 06/01/24)(b)	5	5,114
3.95%, 03/10/25 (Call 01/10/25)(b)	37	38,438
4.00%, 07/15/25 (Call 06/15/25)(b)	22	22,912
4.45%, 01/29/26 (Call 11/29/25)(b)	17	18,080

		997,496

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	5	4,938
2.95%, 09/01/27 (Call 06/01/27)	5	5,095
3.40%, 03/01/25 (Call 12/01/24)	30	30,899
3.45%, 06/01/29 (Call 03/01/29)	67	69,169
3.45%, 05/01/50 (Call 11/01/49)	44	42,037
3.75%, 09/01/28 (Call 06/01/28)	40	42,136
3.75%, 09/01/47 (Call 03/01/47)	61	60,765
4.00%, 12/01/46 (Call 06/01/46)	70	72,417
4.15%, 06/01/49 (Call 12/01/48)	57	59,571
4.20%, 09/01/48 (Call 03/01/48)	60	63,415
4.30%, 12/01/42 (Call 06/01/42)	62	66,885
4.30%, 09/01/45 (Call 03/01/45)	15	16,025

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
6.59%, 10/15/37	$80	$108,046

		641,398

Total Corporate Bonds & Notes — 33.4% (Cost: $215,501,977)		203,888,280

Foreign Government Obligations(g)

Argentina — 0.2%
Argentina Bonar Bonds
0.50%, 07/09/30(h)	395	114,486
1.00%, 07/09/29	130	40,005
1.13%, 07/09/35(h)	365	104,337
2.00%, 01/09/38(h)	80	26,923
2.50%, 07/09/41(h)	150	49,355
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 05/02/22)(h)	470	150,127
1.00%, 07/09/29 (Call 04/08/22)	80	26,352
1.13%, 07/09/35 (Call 05/02/22)(h)	550	163,394
1.13%, 07/09/46 (Call 04/08/22)(h)	160	47,998
2.00%, 01/09/38 (Call 04/08/22)(h)	320	118,480
2.50%, 07/09/41 (Call 04/08/22)(h)	180	61,263

		902,720

Bermuda — 0.0%
Bermuda Government International Bond, 2.38%, 08/20/30 (Call 05/20/30)(c)	105	98,951

Brazil — 0.2%
Brazilian Government International Bond
3.75%, 09/12/31	200	181,574
3.88%, 06/12/30	200	186,254
5.63%, 01/07/41	200	194,692
7.13%, 01/20/37	200	230,080
10.13%, 05/15/27	200	261,194

		1,053,794

Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	80	76,467
1.63%, 01/22/25	515	514,300
Export Development Canada
2.63%, 02/21/24	255	260,370
2.75%, 03/15/23	25	25,402
Province of Alberta Canada
1.00%, 05/20/25	120	116,766
1.30%, 07/22/30	225	208,951
1.88%, 11/13/24	25	25,083
3.30%, 03/15/28	120	127,792
3.35%, 11/01/23	15	15,454
Province of British Columbia Canada
0.90%, 07/20/26	40	38,413
1.30%, 01/29/31	10	9,346
2.25%, 06/02/26	30	30,397
6.50%, 01/15/26	75	86,994
7.25%, 09/01/36	5	7,801
Series 10, 1.75%, 09/27/24	15	15,031
Province of Manitoba Canada
2.13%, 06/22/26	35	35,139
3.05%, 05/14/24	52	53,519
Province of New Brunswick Canada, 3.63%, 02/24/28	85	92,368

Security	Par (000)	Value

Canada (continued)
Province of Ontario Canada
0.63%, 01/21/26	$45	$42,754
1.05%, 04/14/26	10	9,624
1.05%, 05/21/27(d)	190	180,933
1.13%, 10/07/30	35	32,101
1.60%, 02/25/31	35	33,257
1.80%, 10/14/31	200	191,942
2.00%, 10/02/29	5	4,949
2.30%, 06/15/26	60	60,674
2.50%, 04/27/26	290	295,664
3.05%, 01/29/24	25	25,699
3.20%, 05/16/24	252	260,465
3.40%, 10/17/23	71	73,190
Province of Quebec Canada
0.60%, 07/23/25	55	52,741
1.35%, 05/28/30	60	56,383
2.50%, 04/20/26	155	158,255
2.75%, 04/12/27	423	438,981
Series NJ, 7.50%, 07/15/23	20	21,626
Series NN, 7.13%, 02/09/24	15	16,540
Series QO, 2.88%, 10/16/24	185	190,552
Series QW, 2.50%, 04/09/24	10	10,181
Series QX, 1.50%, 02/11/25	203	201,477
PSP Capital Inc., 0.50%, 09/15/24(b)	60	58,235

		4,155,816

Chile — 0.1%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	177,024
3.24%, 02/06/28 (Call 11/06/27)	200	203,164
3.50%, 01/25/50 (Call 07/25/49)	200	182,192
3.86%, 06/21/47	200	195,262

		757,642

Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	200	192,468
4.13%, 02/22/42 (Call 08/22/41)	200	155,868
6.13%, 01/18/41	200	193,680
7.38%, 09/18/37	200	221,886
8.13%, 05/21/24	25	27,593

		791,495

Costa Rica — 0.0%
Costa Rica Government International Bond, 6.13%, 02/19/31(c)	200	199,228

Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	80	94,410

France — 0.0%
Caisse d’Amortissement de la Dette Sociale, 0.38%, 09/23/25(b)	270	256,152

Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	65	66,531
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(c)	100	96,381

		162,912

Hong Kong — 0.0%
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	187,530

46	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(c)	$200	$180,688
5.38%, 03/25/24	50	52,977
7.63%, 03/29/41	80	117,192

		350,857

Israel — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	235,948
State of Israel
2.50%, 01/15/30	200	200,140
3.38%, 01/15/50	200	195,998
3.80%, 05/13/60(c)	200	210,124

		842,210

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	270	271,199
2.88%, 10/17/29	225	221,879
3.88%, 05/06/51	75	73,061
4.00%, 10/17/49	5	5,068
5.38%, 06/15/33	257	303,301
6.88%, 09/27/23	10	10,779

		885,287

Japan — 0.2%
Development Bank of Japan Inc., 3.13%, 09/06/23(b)	200	204,934
Japan Bank for International Cooperation
0.63%, 05/22/23	20	19,830
0.63%, 07/15/25	255	244,382
1.88%, 04/15/31	345	339,114
2.75%, 01/21/26	200	205,700
2.88%, 07/21/27	200	208,344
3.25%, 07/20/28	5	5,370

		1,227,674

Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%, 07/21/25(c)	200	214,920

Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd, 2.07%, 04/28/31(c)	250	242,075

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(c)	200	199,432

Norway — 0.1%
Kommunalbanken AS
0.88%, 03/12/25(b)	200	194,878
1.13%, 06/14/30(b)	200	186,760

		381,638

Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	176,484
4.50%, 05/15/47	200	196,636
4.50%, 04/16/50 (Call 10/16/49)	200	194,844
6.70%, 01/26/36	160	197,203
9.38%, 04/01/29	100	136,428

		901,595

Paraguay — 0.0%
Paraguay Government International Bond, 5.60%, 03/13/48(c)	200	200,448

Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	200	171,686

Security	Par (000)	Value

Peru (continued)
2.39%, 01/23/26 (Call 12/23/25)	$150	$146,832
2.78%, 12/01/60 (Call 06/01/60)	100	76,471
3.30%, 03/11/41 (Call 09/11/40)	80	71,860
3.55%, 03/10/51 (Call 09/10/50)	75	68,330
5.63%, 11/18/50	50	62,744
6.55%, 03/14/37	100	126,935
8.75%, 11/21/33	100	146,097

		870,955

Poland — 0.0%
Republic of Poland Government International Bond, 4.00%, 01/22/24	126	130,127

Qatar — 0.2%
Qatar Government International Bond
3.75%, 04/16/30(c)	200	216,690
4.00%, 03/14/29(c)	200	218,476
4.63%, 06/02/46(c)	200	235,900
4.82%, 03/14/49(c)	200	244,512
5.10%, 04/23/48(c)	200	252,468
5.75%, 01/20/42(b)	200	264,758

		1,432,804

Romania — 0.1%
Romanian Government International Bond
3.00%, 02/14/31(c)	100	92,038
4.00%, 02/14/51(c)	50	42,347
5.13%, 06/15/48(c)	100	101,874
6.13%, 01/22/44(c)	50	57,370

		293,629

Russia — 0.1%
Russian Foreign Bond-Eurobond
4.38%, 03/21/29	200	69,172
5.10%, 03/28/35	400	132,244
5.63%, 04/04/42	200	71,474
12.75%, 06/24/28	225	146,738

		419,628

South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	205,280
5.65%, 09/27/47	200	172,466
5.88%, 09/16/25	200	213,374

		591,120

South Korea — 0.1%
Korea International Bond, 2.75%, 01/19/27	200	206,212
Korea National Oil Corp., 2.50%, 10/24/26(c)	200	200,934

		407,146

Supranational — 2.2%
African Development Bank
0.75%, 04/03/23	202	200,994
0.88%, 03/23/26	145	139,420
0.88%, 07/22/26	145	139,444
3.00%, 09/20/23	235	240,750
Asian Development Bank
0.25%, 07/14/23	179	176,460
0.25%, 10/06/23	160	157,168
0.38%, 06/11/24	47	45,742
0.38%, 09/03/25	80	76,181
0.50%, 02/04/26	255	242,194
0.63%, 04/29/25	275	265,727
0.75%, 10/08/30	160	145,558

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
1.00%, 04/14/26	$119	$114,997
1.25%, 06/09/28	25	24,010
1.50%, 10/18/24	246	245,323
1.50%, 03/04/31	20	19,300
1.75%, 08/14/26	10	9,985
1.75%, 09/19/29	105	103,696
1.88%, 01/24/30	40	39,840
2.00%, 01/22/25	110	111,055
2.00%, 04/24/26	94	94,544
2.13%, 03/19/25	69	69,885
2.38%, 08/10/27	15	15,388
2.50%, 11/02/27	35	36,125
2.63%, 01/30/24	155	158,377
2.75%, 03/17/23	164	166,711
2.75%, 01/19/28	20	20,934
3.13%, 09/26/28	10	10,772
5.82%, 06/16/28	100	122,583
6.22%, 08/15/27	180	216,988
6.38%, 10/01/28	35	44,135
Council of Europe Development Bank
0.25%, 10/20/23	5	4,906
1.38%, 02/27/25	25	24,771
European Bank for Reconstruction & Development
0.25%, 07/10/23	9	8,873
0.50%, 05/19/25	89	85,497
0.50%, 11/25/25	20	19,047
0.50%, 01/28/26	125	118,706
1.50%, 02/13/25	40	39,770
1.63%, 09/27/24	10	10,006
European Investment Bank
0.25%, 09/15/23	105	103,231
0.38%, 12/15/25	120	113,734
0.38%, 03/26/26	70	66,085
0.63%, 07/25/25	85	81,847
0.63%, 10/21/27	10	9,334
0.75%, 10/26/26	20	19,076
0.75%, 09/23/30	164	149,332
0.88%, 05/17/30	39	35,905
1.25%, 02/14/31	25	23,640
1.38%, 05/15/23	100	100,169
1.63%, 03/14/25	137	136,719
1.63%, 10/09/29	10	9,801
1.63%, 05/13/31	5	4,886
1.88%, 02/10/25	436	438,376
2.13%, 04/13/26	105	106,312
2.25%, 06/24/24	75	76,173
2.38%, 05/24/27	230	236,233
2.50%, 03/15/23	118	119,664
2.50%, 10/15/24	164	167,762
2.63%, 03/15/24	45	46,016
2.88%, 08/15/23	80	81,784
3.13%, 12/14/23	461	474,715
3.25%, 01/29/24	348	359,599
4.88%, 02/15/36	127	169,098
European Stability Mechanism, 0.38%, 09/10/25(b)	200	190,222
Inter-American Development Bank
0.25%, 11/15/23	75	73,543
0.50%, 05/24/23	130	128,843
0.63%, 07/15/25	70	67,397
0.63%, 09/16/27	50	46,706

Security	Par (000)	Value

Supranational (continued)
0.88%, 04/03/25	$55	$53,626
0.88%, 04/20/26	35	33,658
1.13%, 07/20/28	55	52,437
1.13%, 01/13/31	80	74,826
1.75%, 03/14/25	95	95,163
2.00%, 06/02/26(d)	50	50,297
2.00%, 07/23/26	215	216,903
2.13%, 01/15/25	156	158,069
2.25%, 06/18/29	106	108,344
2.38%, 07/07/27	5	5,132
2.63%, 01/16/24	102	104,185
3.00%, 10/04/23	181	185,547
3.00%, 02/21/24	202	207,884
3.13%, 09/18/28	356	382,728
3.20%, 08/07/42	5	5,545
3.88%, 10/28/41	170	207,023
4.38%, 01/24/44	79	103,878
International Bank for Reconstruction & Development
0.13%, 04/20/23	127	125,438
0.25%, 11/24/23	104	101,923
0.38%, 07/28/25	105	100,205
0.50%, 10/28/25	45	42,955
0.63%, 04/22/25	232	224,281
0.75%, 03/11/25	220	213,987
0.75%, 11/24/27	164	153,973
0.75%, 08/26/30	66	60,041
0.88%, 07/15/26	40	38,479
0.88%, 05/14/30	89	81,899
1.13%, 09/13/28	130	123,760
1.25%, 02/10/31	151	142,780
1.38%, 04/20/28	200	193,846
1.50%, 08/28/24	220	219,619
1.63%, 01/15/25	185	184,893
1.63%, 11/03/31	40	38,693
1.75%, 04/19/23	70	70,415
1.75%, 10/23/29	150	148,137
1.88%, 06/19/23	49	49,373
1.88%, 10/27/26	38	38,160
2.50%, 03/19/24	377	384,646
2.50%, 11/25/24	142	145,336
2.50%, 07/29/25	132	135,226
2.50%, 11/22/27	50	51,663
3.00%, 09/27/23	106	108,673
3.13%, 11/20/25	40	41,908
4.75%, 02/15/35	170	218,404
Series GDIF, 0.65%, 02/10/26 (Call 05/10/22)	5	4,726
International Finance Corp.
0.38%, 07/16/25	90	85,962
0.75%, 08/27/30	45	41,000
1.38%, 10/16/24	110	109,382
2.13%, 04/07/26	95	96,040
2.88%, 07/31/23	93	95,012
Nordic Investment Bank, 0.38%, 09/11/25	200	190,232

		13,508,376

Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	40	39,263
0.50%, 08/26/25	200	191,002

48	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Sweden (continued)
1.75%, 12/12/23	$200	$200,802

		431,067

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
1.63%, 06/02/28(c)	200	191,486
1.70%, 03/02/31(c)	200	187,370
1.88%, 09/15/31(c)	200	189,470
2.50%, 09/30/29(c)	200	201,136
3.13%, 10/11/27(c)	200	209,822
3.88%, 04/16/50(c)	200	215,716
4.13%, 10/11/47(c)	200	224,350
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(c)	200	198,952
Finance Department Government of Sharjah, 3.63%, 03/10/33(c)	200	188,186
UAE International Government Bond, 2.88%, 10/19/41(c)	200	188,542

		1,995,030

United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	145	143,805

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	100	109,126
4.50%, 08/14/24	25	25,941
4.98%, 04/20/55	58	68,717
5.10%, 06/18/50	74	88,406
7.63%, 03/21/36	100	142,610
7.88%, 01/15/33	125	173,795

		608,595

Total Foreign Government Obligations — 5.7% (Cost: $37,643,079)		34,939,068

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 25.7%
Federal Home Loan Mortgage Corp.
1.50%, 02/01/37	172	167,977
1.50%, 03/01/37	265	258,288
1.50%, 05/01/51	993	921,773
2.00%, 08/01/36	241	239,524
2.00%, 09/01/36	895	889,488
2.00%, 10/01/36	294	292,050
2.00%, 11/01/36	101	99,974
2.00%, 12/01/36	99	98,106
2.00%, 01/01/37	349	347,246
2.00%, 08/01/50	945	910,359
2.00%, 08/01/51	48	46,474
2.00%, 10/01/51	517	496,356
2.00%, 11/01/51	691	664,204
2.00%, 12/01/51	202	194,402
2.00%, 01/01/52	1,492	1,432,424
2.00%, 03/01/52	49	47,014
2.50%, 07/01/36	440	445,098
2.50%, 11/01/50	221	219,082
2.50%, 04/01/51	99	98,068
2.50%, 09/01/51	910	899,239
2.50%, 10/01/51	1,876	1,852,279
2.50%, 11/01/51	695	686,637
2.50%, 01/01/52	347	342,681
3.00%, 05/01/29	725	745,497

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 11/01/51	$81	$81,761
3.00%, 01/01/52	1,442	1,460,744
3.50%, 11/01/47	101	104,547
3.50%, 02/01/48	403	417,699
4.00%, 01/01/48	49	51,031
4.00%, 05/01/48	1,568	1,642,500
4.00%, 05/01/50	335	349,345
4.50%, 10/01/50	214	228,253
Federal National Mortgage Association
1.50%, 10/01/36	75	73,117
1.50%, 02/01/37	1,263	1,229,700
1.50%, 03/01/37	531	516,164
1.50%, 11/01/50	494	459,090
1.50%, 03/01/51	696	646,399
1.50%, 11/01/51	361	334,696
1.67%, 10/25/31(a)	490	462,626
2.00%, 06/01/36	741	736,122
2.00%, 08/01/36	262	260,309
2.00%, 11/01/36	154	152,688
2.00%, 12/01/36	445	442,703
2.00%, 01/01/37	155	153,674
2.00%, 07/01/50	297	286,410
2.00%, 11/01/50	1,925	1,854,986
2.00%, 04/01/51	989	950,557
2.00%, 06/01/51	602	578,456
2.00%, 07/01/51	695	667,858
2.00%, 08/01/51	182	174,654
2.00%, 10/01/51	4,577	4,397,692
2.00%, 11/01/51	1,688	1,621,590
2.00%, 12/01/51	975	935,672
2.00%, 12/01/51(i)	2,483	2,383,541
2.00%, 02/01/52	1,943	1,864,243
2.50%, 10/01/35	61	62,397
2.50%, 05/01/36	623	631,322
2.50%, 06/01/36	109	110,223
2.50%, 07/01/36	256	260,463
2.50%, 10/01/50	118	117,438
2.50%, 11/01/50	925	916,170
2.50%, 01/01/51	260	257,028
2.50%, 03/01/51	445	440,568
2.50%, 07/01/51	448	442,943
2.50%, 08/01/51	1,840	1,821,168
2.50%, 09/01/51	974	961,796
2.50%, 10/01/51	217	214,345
2.50%, 11/01/51	73	72,221
2.50%, 12/01/51	1,812	1,791,243
2.50%, 01/01/52	3,026	2,988,865
2.50%, 03/01/52	1,500	1,482,558
3.00%, 03/01/30	148	151,744
3.00%, 12/01/49	1,469	1,491,448
3.00%, 07/01/51	2,566	2,593,995
3.00%, 08/01/51	493	499,843
3.50%, 09/01/43	1,585	1,659,365
3.50%, 09/01/47	767	794,804
3.50%, 10/01/47	389	402,751
3.50%, 03/01/49	305	316,511
3.50%, 06/01/49	244	252,371
4.00%, 03/01/49	241	252,717
4.00%, 07/01/49	979	1,025,188
4.00%, 04/01/50	703	734,122

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/01/49	$106	$114,064
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	169	172,963
Series 2018-M12, Class A2, 3.64%, 08/25/30(a)	50	54,923
Series 2021-M13, Class A2, 1.60%, 04/25/31(a)	340	319,937
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	236,754
Freddie Mac Multifamily Structured Pass Through Certificates
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,025,826
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	75	77,187
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	100	103,879
Series K058, Class A2, 2.65%, 08/25/26 (Call 08/25/26)	75	76,835
Series K064, Class A2, 3.22%, 03/25/27 (Call 03/25/27)	100	105,088
Series K070, Class A2, 3.30%, 11/25/27 (Call 11/25/27)(a)	200	211,960
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	50	46,798
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	1,000	961,203
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	700	721,631
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	180	173,398
Freddie Mac Pool, 2.00%, 12/01/51	1,480	1,421,987
Government National Mortgage Association
1.50%, 10/20/51	197	185,045
2.00%, 08/20/50	196	191,791
2.00%, 02/20/51	1,978	1,935,159
2.00%, 10/20/51	1,312	1,283,916
2.00%, 12/20/51	447	437,733
2.00%, 03/21/52(j)	3,764	3,679,898
2.50%, 01/20/51	230	230,654
2.50%, 02/20/51	238	237,873
2.50%, 05/20/51	2,375	2,375,950
2.50%, 07/20/51	625	624,863
2.50%, 08/20/51	145	144,581
2.50%, 11/20/51	1,976	1,976,351
2.50%, 12/20/51	298	297,808
2.50%, 03/21/52(j)	1,821	1,819,506
3.00%, 03/20/45	42	42,968
3.00%, 12/20/45	5	4,985
3.00%, 01/20/46	5	5,092
3.00%, 03/20/46	335	343,918
3.00%, 05/20/46	3	3,155
3.00%, 08/20/46	13	13,503
3.00%, 09/20/46	121	124,271
3.00%, 04/20/49	62	63,563
3.00%, 10/15/49	43	43,638
3.00%, 12/20/49	1,364	1,389,697
3.00%, 01/20/50	190	193,989
3.00%, 02/20/50	487	496,041
3.00%, 07/20/50	157	159,600
3.00%, 12/20/50	218	222,111
3.00%, 08/20/51	541	550,433
3.00%, 10/20/51	722	734,426
3.00%, 11/20/51	163	166,329
3.00%, 02/20/52	1,037	1,056,611
3.00%, 03/21/52(j)	472	479,836
3.50%, 10/20/42	928	984,588
3.50%, 05/20/47	560	582,472
3.50%, 09/20/47	1,094	1,138,096
3.50%, 02/20/48	199	206,660
3.50%, 05/20/49(j)	686	707,759
3.50%, 09/20/49	132	136,945
3.50%, 12/20/49	88	91,505
3.50%, 01/20/50	473	489,068
4.00%, 02/20/49	1,135	1,187,928

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/20/50	$65	$67,328
4.00%, 03/21/52(j)	2,300	2,389,664
4.50%, 09/20/48	129	135,583
4.50%, 01/20/49	260	272,851
4.50%, 03/21/52(j)	400	418,852
5.00%, 03/21/52(j)	150	158,689
Uniform Mortgage-Backed Securities
1.50%, 03/17/37(j)	2,975	2,894,814
1.50%, 03/14/52(j)	3,800	3,524,352
1.50%, 04/13/52(j)	425	393,567
2.00%, 12/01/35	57	56,989
2.00%, 02/01/36	970	966,944
2.00%, 03/01/36	155	153,284
2.00%, 04/01/36	68	67,277
2.00%, 01/01/37	248	246,703
2.00%, 03/17/37(j)	3,443	3,417,446
2.00%, 09/01/50	109	105,589
2.00%, 10/01/50	88	84,557
2.00%, 12/01/50	67	64,117
2.00%, 01/01/51	815	785,466
2.00%, 02/01/51	450	433,092
2.00%, 03/01/51	443	426,185
2.00%, 04/01/51	860	828,147
2.00%, 05/01/51	1,221	1,173,621
2.00%, 06/01/51	333	319,247
2.00%, 11/01/51	212	203,552
2.00%, 12/01/51	402	385,910
2.00%, 02/01/52	129	123,525
2.00%, 03/14/52(j)	4,747	4,553,576
2.00%, 04/13/52(j)	1,575	1,507,668
2.50%, 07/01/32	538	546,775
2.50%, 11/01/34	53	54,029
2.50%, 10/01/35	75	76,142
2.50%, 03/01/36	111	113,234
2.50%, 03/16/36(j)	2,075	2,099,309
2.50%, 11/01/50	412	407,717
2.50%, 01/01/51	83	81,854
2.50%, 03/01/51	169	166,766
2.50%, 04/01/51	57	56,259
2.50%, 11/25/51(j)	7,454	7,354,128
2.50%, 04/13/52(j)	2,050	2,017,856
3.00%, 03/01/35	52	53,013
3.00%, 07/01/35	39	40,004
3.00%, 03/17/37(j)	2,595	2,660,382
3.00%, 11/01/46	113	116,040
3.00%, 12/01/46	102	103,957
3.00%, 04/01/48	724	744,634
3.00%, 11/01/48	150	152,740
3.00%, 04/25/49(j)	4,748	4,795,480
3.00%, 04/01/50	22	22,607
3.00%, 07/01/50	41	41,144
3.00%, 08/01/50	207	210,959
3.00%, 10/01/50	298	301,690
3.00%, 01/01/51	95	95,857
3.00%, 04/01/51	90	91,381
3.00%, 04/13/52(j)	975	982,617
3.50%, 02/01/34	160	167,618
3.50%, 03/16/36(j)	525	541,641
3.50%, 07/01/47	77	79,405
3.50%, 09/01/47	12	12,956

50	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 02/01/48	$84	$87,170
3.50%, 02/01/49	75	78,405
3.50%, 06/01/49	67	69,693
3.50%, 12/01/49	359	371,612
3.50%, 05/01/50	558	575,204
3.50%, 03/14/52(j)	4,166	4,290,329
3.50%, 04/13/52(j)	825	847,720
4.00%, 09/01/47	51	53,357
4.00%, 09/01/48	270	283,009
4.00%, 08/01/49	342	361,737
4.00%, 03/14/52(j)	3,425	3,575,914
4.00%, 04/13/52(j)	650	677,828
4.50%, 03/11/51(j)	1,250	1,319,604
5.00%, 09/01/49	40	43,157
5.00%, 03/14/52(j)	225	242,675

		156,747,625

U.S. Government Obligations — 34.3%
U.S. Treasury Note/Bond
0.13%, 02/28/23	420	416,063
0.13%, 05/15/23	1,800	1,777,219
0.13%, 05/31/23	380	374,820
0.13%, 06/30/23	6,810	6,708,382
0.13%, 09/15/23	6,260	6,145,070
0.13%, 10/15/23	830	813,368
0.13%, 12/15/23	3,250	3,175,986
0.13%, 01/15/24	1,500	1,463,379
0.13%, 02/15/24	1,000	974,219
0.25%, 04/15/23	5,630	5,572,600
0.25%, 11/15/23	700	686,492
0.25%, 03/15/24	1,710	1,667,250
0.25%, 05/15/24	2,600	2,527,687
0.25%, 06/15/24	7,875	7,645,518
0.25%, 05/31/25	1,250	1,193,555
0.25%, 08/31/25	300	285,141
0.25%, 09/30/25	2,780	2,639,045
0.38%, 04/15/24	1,850	1,805,918
0.38%, 07/15/24(d)	1,800	1,750,641
0.38%, 08/15/24	2,400	2,330,625
0.38%, 09/15/24	10,540	10,220,506
0.38%, 11/30/25	800	760,937
0.38%, 12/31/25	560	532,175
0.38%, 01/31/26	3,770	3,576,198
0.38%, 09/30/27	2,300	2,128,758
0.50%, 02/28/26	800	761,875
0.50%, 05/31/27	1,000	936,719
0.50%, 08/31/27	1,380	1,288,036
0.50%, 10/31/27	230	214,098
0.63%, 10/15/24	4,040	3,939,000
0.63%, 11/30/27	700	655,539
0.63%, 12/31/27	1,745	1,632,393
0.63%, 05/15/30	115	104,596
0.63%, 08/15/30	2,050	1,858,773
0.75%, 11/15/24	5,150	5,032,113
0.75%, 03/31/26	300	288,305
0.75%, 04/30/26	400	384,094
0.75%, 08/31/26	600	574,219
0.75%, 01/31/28	2,700	2,541,586
0.88%, 06/30/26	6,300	6,071,133
0.88%, 09/30/26	6,900	6,634,781
0.88%, 11/15/30	1,190	1,099,820

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.00%, 12/15/24	$1,770	$1,740,408
1.00%, 07/31/28	2,100	1,995,820
1.13%, 01/15/25	4,840	4,771,937
1.13%, 10/31/26	3,100	3,013,055
1.13%, 02/28/27	700	679,164
1.13%, 02/29/28	2,130	2,049,959
1.13%, 08/31/28	2,400	2,297,625
1.13%, 02/15/31	1,015	957,113
1.13%, 05/15/40	2,450	2,037,711
1.13%, 08/15/40	1,390	1,151,745
1.25%, 11/30/26	1,900	1,857,695
1.25%, 12/31/26	2,700	2,638,406
1.25%, 03/31/28	2,550	2,469,715
1.25%, 04/30/28	300	290,391
1.25%, 05/31/28	600	580,172
1.25%, 06/30/28	4,660	4,502,725
1.25%, 09/30/28	4,700	4,532,562
1.25%, 08/15/31	4,050	3,847,500
1.25%, 05/15/50	2,055	1,640,147
1.38%, 09/30/23	900	900,316
1.38%, 10/31/28	1,970	1,914,286
1.38%, 12/31/28	1,400	1,359,969
1.38%, 11/15/31	2,550	2,445,609
1.38%, 11/15/40	1,180	1,020,516
1.38%, 08/15/50	740	609,344
1.50%, 02/15/25	1,000	996,094
1.50%, 08/15/26	1,400	1,385,234
1.50%, 01/31/27(d)	1,300	1,285,172
1.50%, 11/30/28	2,300	2,252,562
1.63%, 05/15/26	1,650	1,641,621
1.63%, 05/15/31	4,400	4,325,750
1.63%, 11/15/50	1,000	876,094
1.75%, 05/15/23	450	452,900
1.75%, 01/31/29	200	199,063
1.75%, 08/15/41	2,820	2,587,791
1.88%, 02/28/29	700	702,734
1.88%, 02/15/32	850	853,586
1.88%, 02/15/41	750	705,352
1.88%, 02/15/51	2,470	2,299,030
1.88%, 11/15/51	1,370	1,278,809
2.00%, 04/30/24	500	505,117
2.00%, 06/30/24	2,300	2,323,898
2.00%, 11/15/41	1,200	1,149,562
2.00%, 02/15/50	900	861,469
2.00%, 08/15/51	3,150	3,024,000
2.25%, 03/31/26	600	611,859
2.25%, 05/15/41	3,150	3,142,125
2.25%, 08/15/46	2,300	2,274,484
2.25%, 02/15/52	300	305,719
2.38%, 05/15/51	3,500	3,651,484
2.50%, 02/15/45	1,375	1,418,828
2.50%, 02/15/46	1,860	1,925,100
2.50%, 05/15/46	2,700	2,795,344
2.63%, 06/30/23	200	203,578
2.63%, 12/31/23(d)	500	510,859
2.75%, 08/15/42	190	204,458
2.75%, 08/15/47	400	438,000
2.88%, 09/30/23	100	102,375
2.88%, 10/31/23	1,550	1,587,479
2.88%, 08/15/45	960	1,058,400

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.88%, 11/15/46	$600	$665,438
3.00%, 09/30/25	1,480	1,546,137
3.00%, 10/31/25	250	261,309
3.00%, 05/15/42	250	279,922
3.00%, 11/15/44	500	560,859
3.00%, 05/15/45	990	1,112,358
3.00%, 11/15/45	200	225,438
3.00%, 02/15/47	200	227,094
3.00%, 05/15/47	600	683,063
4.50%, 02/15/36	100	132,250
4.75%, 02/15/37	200	273,031
5.00%, 05/15/37	400	560,000

		208,955,351

Total U.S. Government & Agency Obligations — 60.0% (Cost: $376,308,470)		365,702,976

Short-Term Investments

Money Market Funds — 10.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.03%(k)(l)(m)	61,607	61,606,954

Total Short-Term Investments — 10.1% (Cost: $61,606,954)		61,606,954

Total Investments Before TBA Sales Commitments — 110.5% (Cost: $699,216,572)		673,901,103

TBA Sales Commitments(j)

Mortgage-Backed Securities — (1.6)%
Uniform Mortgage-Backed Securities
1.50%, 03/17/37	(300)	(291,914)
1.50%, 03/14/52	(2,475)	(2,295,466)
2.00%, 03/14/52	(1,199)	(1,150,103)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 11/25/51	(2,798)	$(2,760,511)
3.00%, 03/17/37	(200)	(205,039)
3.00%, 04/25/49	(975)	(984,750)
3.50%, 03/14/52	(925)	(952,606)
4.00%, 03/14/52	(875)	(913,555)

		(9,553,944)

Total TBA Sales Commitments — (1.6)% (Proceeds: $(9,500,341))		(9,553,944)

Total Investments, Net of TBA Sales Commitments — 108.9% (Cost: $689,716,231)		664,347,159

Other Assets, Less Liabilities — (8.9)%		(54,552,371)

Net Assets — 100.0%		$609,794,788

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$24,169,878	$—		$(24,152,041	)(b)	$(20,236)	$2,399	$—	— $49,323			$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,026,387	57,580,567	(b)	—		—	—	61,606,954	61,607	13,249	(c)	—

						$(20,236)	$2,399	$61,606,954		$62,572		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

52	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) February 28, 2022	iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Asset-Backed Securities	$—	$1,331,384	$—	$1,331,384
Collaterized Mortgage Obligations	—	6,432,441	—	6,432,441
Corporate Bonds & Notes	—	203,888,280	—	203,888,280
Foreign Government Obligations	—	34,939,068	—	34,939,068
U.S. Government & Agency Obligations	—	365,702,976	—	365,702,976
Money Market Funds	61,606,954	—	—	61,606,954

	61,606,954	612,294,149	—	673,901,103

Liabilities
TBA Sales Commitments	—	(9,553,944)	—	(9,553,944)

	$61,606,954	$602,740,205	$—	$664,347,159

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	53

Statements of Assets and Liabilities

February 28, 2022

	iShares ESG Advanced Investment Grade Corporate Bond ETF	iShares ESG Advanced Total USD Bond Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,227,800	$612,294,149
Affiliated(c)	316,035	61,606,954
Cash	4,360	4,525
Receivables:
Investments sold	369,727	2,796,034
Securities lending income — Affiliated	30	969
TBA sales commitments	—	9,500,341
Capital shares sold	—	9,686
Dividends	4	1,759
Interest	165,639	3,005,136

Total assets	19,083,595	689,219,553

LIABILITIES
Collateral on securities loaned, at value	176,057	4,676,954
TBA sales commitments, at value(d)	—	9,553,944
Payables:
Investments purchased	306,318	65,140,068
Investment advisory fees	2,568	53,799

Total liabilities	484,943	79,424,765

NET ASSETS	$18,598,652	$609,794,788

NET ASSETS CONSIST OF:
Paid-in capital	$20,019,201	$637,154,723
Accumulated loss	(1,420,549)	(27,359,935)

NET ASSETS	$18,598,652	$609,794,788

Shares outstanding	200,000	12,800,000

Net asset value	$92.99	$47.64

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$198,921	$4,591,857
(b) Investments, at cost — Unaffiliated	$19,667,303	$637,609,618
(c) Investments, at cost — Affiliated	$316,046	$61,606,954
(d) Proceeds from TBA sales commitments	$—	$9,500,341
See notes to financial statements.

54	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended February 28, 2022

	iShares ESG Advanced Investment Grade Corporate Bond ETF (a)	iShares ESG Advanced Total USD Bond Market ETF

INVESTMENT INCOME
Dividends — Affiliated	$7	$51,308
Interest — Unaffiliated	138,794	5,586,333
Securities lending income — Affiliated — net	38	11,264
Other income — Unaffiliated	—	3,174

Total investment income	138,839	5,652,079

EXPENSES
Investment advisory fees	10,689	507,936

Total expenses	10,689	507,936

Less:
Investment advisory fees waived	—	(44,901)

Total expenses after fees waived	10,689	463,035

Net investment income	128,150	5,189,044

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(17,125)	(2,499,451)
Investments — Affiliated	(12)	(20,236)
In-kind redemptions — Unaffiliated	—	(495,955)

Net realized loss	(17,137)	(3,015,642)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,439,503)	(22,623,848)
Investments — Affiliated	(11)	2,399

Net change in unrealized appreciation (depreciation)	(1,439,514)	(22,621,449)

Net realized and unrealized loss	(1,456,651)	(25,637,091)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,328,501)	$(20,448,047)

(a)	For the period from November 08, 2021 (commencement of operations) to February 28, 2022.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares ESG Advanced Investment Grade Corporate Bond ETF		iShares ESG Advanced Total USD Bond Market ETF

	Period From		Period From
	11/08/21 (a)	Year Ended	06/23/20 (a)
	to 02/28/22	02/28/22	to 02/28/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$128,150	$5,189,044	$692,069
Net realized loss	(17,137)	(3,015,642)	(52,014)
Net change in unrealized appreciation (depreciation)	(1,439,514)	(22,621,449)	(2,747,623)

Net decrease in net assets resulting from operations	(1,328,501)	(20,448,047)	(2,107,568)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(92,048)	(4,734,208)	(566,067)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,019,201	446,455,562	191,195,116

NET ASSETS
Total increase in net assets	18,598,652	421,273,307	188,521,481
Beginning of period	—	188,521,481	—

End of period	$18,598,652	$609,794,788	$188,521,481

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced Investment Grade Corporate Bond ETF

	Period From
	11/08/21	(a)
	to 02/28/22

Net asset value, beginning of period	$100.00

Net investment income(b)	0.64
Net realized and unrealized loss(c)		(7.19)

Net decrease from investment operations		(6.55)

Distributions(d)
From net investment income		(0.46)

Total distributions		(0.46)

Net asset value, end of period	$92.99

Total Return(e)
Based on net asset value	(6.56	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)

Net investment income	2.16	%(h)

Supplemental Data
Net assets, end of period (000)	$18,599

Portfolio turnover rate(i)	7	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

iShares ESG Advanced Total USD Bond Market ETF

		Period From
	Year Ended	06/23/20	(a)
	02/28/22	to 02/28/21

Net asset value, beginning of period	$49.61	$50.00

Net investment income(b)	0.60	0.35
Net realized and unrealized loss(c)	(2.01)		(0.42)

Net decrease from investment operations	(1.41)		(0.07)

Distributions(d)
From net investment income	(0.56)		(0.32)

Total distributions	(0.56)		(0.32)

Net asset value, end of period	$47.64	$49.61

Total Return(e)
Based on net asset value	(2.85)%	(0.16	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12	%(h)

Total expenses after fees waived	0.11%	0.11	%(h)

Net investment income	1.23%	1.03	%(h)

Supplemental Data
Net assets, end of period (000)	$609,795	$188,521

Portfolio turnover rate(i)(j)	243%	216	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

58	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Advanced Investment Grade Corporate Bond(a)	Non-diversified
ESG Advanced Total USD Bond Market	Non-diversified

(a)	The Fund commenced operations on November 08, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls and TBA sale commitments) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (continued)

representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

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Notes to Financial Statements  (continued)

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.

Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced Investment Grade Corporate Bond
J.P. Morgan Securities LLC	$41,477	$36,204		$—	$(5,273	)(b)
Scotia Capital (USA), Inc.	157,444	139,831		—	(17,613	)(b)

	$198,921	$176,035		$—	$(22,886)

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced Total USD Bond Market
Barclays Bank PLC	$46,807	$46,807		$—	$—
BNP Paribas SA	286,528	286,528		—	—
BofA Securities, Inc.	3,516,636	3,516,636		—	—
Citigroup Global Markets, Inc.	66,156	66,156		—	—
Credit Suisse Securities (USA) LLC	22,184	22,184		—	—
Goldman Sachs & Co. LLC	50,870	50,870		—	—
Jefferies LLC	29,504	24,000		—	(5,504	)(b)
Pershing LLC	28,433	28,433		—	—
RBC Capital Markets LLC	209,496	209,496		—	—
Scotia Capital (USA), Inc.	200,035	200,035		—	—
TD Securities (USA) LLC	49,795	49,795		—	—
Toronto Dominion Bank	23,598	23,598		—	—
Wells Fargo Securities LLC	61,815	61,815		—	—

	$4,591,857	$4,586,353		$—	$(5,504)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of February 28, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Advanced Investment Grade Corporate Bond	0.18%
ESG Advanced Total USD Bond Market	0.12

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended February 28, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

ESG Advanced Total USD Bond Market	$44,901

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational

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Notes to Financial Statements  (continued)

costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended February 28, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Advanced Investment Grade Corporate Bond	$16
ESG Advanced Total USD Bond Market	4,452

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the period ended February 28, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Advanced Total USD Bond Market	$8,210	$—	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 28, 2022, purchases and sales of investments, including mortgage dollar rolls and excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases	Sales

ESG Advanced Investment Grade Corporate Bond	$—	$—	$16,086,314	$1,271,262
ESG Advanced Total USD Bond Market	1,092,311,138	984,990,742	36,792,137	36,455,491

For the year ended February 28, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Advanced Investment Grade Corporate Bond	$4,910,636	$—
ESG Advanced Total USD Bond Market	359,520,051	22,055,175

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2022 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 28, 2022, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Loss

ESG Advanced Total USD Bond Market	$(495,955)	$495,955

The tax character of distributions paid was as follows:

iShares ETF		Period Ended 02/28/22

ESG Advanced Investment Grade Corporate Bond
Ordinary income		$92,048

iShares ETF	Year Ended 02/28/22	Period Ended 02/28/21

ESG Advanced Total USD Bond Market
Ordinary income	$4,734,208	$566,067

As of February 28, 2022, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total

ESG Advanced Investment Grade Corporate Bond	$36,102	$(17,125)	$(1,439,526)	$(1,420,549)
ESG Advanced Total USD Bond Market	764,689	(2,571,066)	(25,553,558)	(27,359,935)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities and TBA transactions.

As of February 28, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Advanced Investment Grade Corporate Bond	$19,983,361	$88	$(1,439,614)	$(1,439,526)
ESG Advanced Total USD Bond Market	699,541,986	282,409	(25,976,895)	(25,694,486)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements  (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

iShares ETF	Period Ended 02/28/22
	Shares	Amount

ESG Advanced Investment Grade Corporate Bond
Shares sold	200,000	$20,019,201

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (continued)

iShares ETF	Year Ended 02/28/22		Period Ended 02/28/21
	Shares	Amount	Shares	Amount

ESG Advanced Total USD Bond Market
Shares sold	9,600,000	$475,382,350	3,800,000	$191,195,116
Shares redeemed	(600,000)	(28,926,788)	—	—

Net increase	9,000,000	$446,455,562	3,800,000	$191,195,116

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	2 0 2 2 I S H A R E S A N N U A L R E P O R T T O S H A R E H O L D E R S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG Advanced Investment Grade Corporate Bond ETF and iShares ESG

Advanced Total USD Bond Market ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG Advanced Investment Grade Corporate Bond ETF and iShares ESG Advanced Total USD Bond Market ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations and changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares ESG Advanced Investment Grade Corporate Bond ETF: statement of operations and changes in net assets for the period November 8, 2021 (commencement of operations) to February 28, 2022.

iShares ESG Advanced Total USD Bond Market ETF: statement of operations for the year ended February 28, 2022 and statements of changes in net assets for the year ended February 28, 2022 and the period June 23, 2020 (commencement of operations) to February 28, 2021.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2022

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended February 28, 2022:

iShares ETF	Federal Obligation Interest

ESG Advanced Total USD Bond Market	$1,130,756

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended February 28, 2022:

iShares ETF	Interest Dividends

ESG Advanced Investment Grade Corporate Bond	$128,114
ESG Advanced Total USD Bond Market	5,298,032

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended February 28, 2022:

iShares ETF	Interest-Related Dividends

ESG Advanced Investment Grade Corporate Bond	$100,597
ESG Advanced Total USD Bond Market	4,202,999

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Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced Investment Grade Corporate Bond ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

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Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced Total USD Bond Market ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2022

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Advanced Investment Grade Corporate Bond	$0.460238	$—	$—	$0.460238	100%	—%	—%	100%
ESG Advanced Total USD Bond Market	0.560899	—	—	0.560899	100	—	—	100

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 374 funds as of February 28, 2022. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (65)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2009).

Salim Ramji(b) (51)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019); Trustee of iShares Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (66)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Independent Board Chair of iShares, Inc. and iShares Trust and iShares U.S. ETF Trust (since 2022).

Jane D. Carlin (66)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Trustee of iShares Trust (since 2015); Member of the Audit Committee (since 2016), Chair of the Audit Committee (since 2020) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (67)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

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Trustee and Officer Information  (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (72)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018) and Investment Committee (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School; Director of the Senior Center of Jackson Hole (since 2020).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2005); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Drew E. Lawton (62)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Trustee of iShares Trust (since 2017).

John E. Martinez (60)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2003).

Madhav V. Rajan (57)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Advisory Board Member (since 2016) and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Trustee of iShares Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (50)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (47)	Treasurer and Chief Financial Officer (since 2020).	Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (54)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre Smith (46)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (53)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (61)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (59)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

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Trustee and Officer Information  (continued)

Effective March 18, 2022, Rachel Aguirre, Jennifer Hsui, and James Mauro have replaced Scott Radell, Alan Mason, and Marybeth Leithead as Executive Vice President.

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced

Counterparty Abbreviations

UBS	UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	77

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iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-213-0222

(b) Not Applicable

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the thirty-four series of the registrant for which the fiscal year-end is February 28, 2022 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $400,200 for the fiscal year ended February 28, 2021 and $439,450 for the fiscal year ended February 28, 2022.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2021 and February 28, 2022 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $117,211 for the fiscal year ended February 28, 2021 and $329,800 for the fiscal year ended February 28, 2022. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2021 and February 28, 2022 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e) (1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2022 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $117,211 for the fiscal year ended February 28, 2021 and $329,800 for the fiscal year ended February 28, 2022.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a) (4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 21, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 21, 2022